UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

Item 1. Reports to Stockholders

Fidelity's
Broadly Diversified International Equity
Funds

Fidelity® Diversified International Fund
Fidelity International Capital Appreciation Fund
Fidelity Overseas Fund
Fidelity Worldwide Fund

Semiannual Report

April 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Fidelity Diversified International Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
	<Click Here>	Report of Independent Registered Public Accounting Firm
Fidelity International Capital Appreciation Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Overseas Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Worldwide Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Fidelity Diversified International Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Diversified International	.91%
Actual		$ 1,000.00	$ 1,134.40	$ 4.82
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56
Class K	.74%
Actual		$ 1,000.00	$ 1,135.60	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Class F	.69%
Actual		$ 1,000.00	$ 1,135.40	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Diversified International Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom	17.6%
Japan	13.0%
Germany	8.4%
France	6.4%
United States of America	6.2%
Switzerland	5.4%
Canada	5.0%
Australia	3.8%
Spain	3.4%
Other	30.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom	18.4%
Japan	11.8%
United States of America	10.4%
Germany	8.1%
Switzerland	7.7%
France	7.0%
Canada	4.3%
Spain	3.9%
Netherlands	3.2%
Other	25.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.1	95.9
Short-Term Investments and Net Other Assets	1.9	4.1
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.4	2.0
BHP Billiton Ltd. sponsored ADR (Australia, Metals & Mining)	2.0	1.7
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.7	1.4
HTC Corp. (Taiwan, Communications Equipment)	1.6	0.9
HSBC Holdings PLC (United Kingdom, Commercial Banks)	1.6	1.5
SOFTBANK CORP. (Japan, Wireless Telecommunication Services)	1.5	1.0
Banco Santander SA sponsored ADR (Spain, Commercial Banks)	1.4	1.5
Siemens AG (Germany, Industrial Conglomerates)	1.3	1.1
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	1.3	0.8
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.2	1.9
	16.0
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.5	20.5
Consumer Discretionary	14.8	13.8
Energy	11.3	11.4
Materials	11.2	10.2
Industrials	10.8	8.2
Information Technology	10.3	9.5
Consumer Staples	6.7	9.2
Health Care	6.2	7.3
Telecommunication Services	6.0	5.4
Utilities	0.3	0.4

Semiannual Report

Fidelity Diversified International Fund

Investments April 30, 2011

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Argentina - 0.0%
Banco Macro SA sponsored ADR	268,529	$ 9,932,888
Australia - 3.8%
AMP Ltd.	14,831,137	89,117,633
BHP Billiton Ltd. sponsored ADR (d)	7,059,600	714,713,904
CSL Ltd.	1,944,269	73,230,455
Newcrest Mining Ltd.	7,469,169	339,473,172
Paladin Energy Ltd. (Australia) (a)	167,540	606,235
QBE Insurance Group Ltd.	4,150,000	85,139,388
Westfield Group unit	4,650,000	45,990,500
TOTAL AUSTRALIA		1,348,271,287
Bailiwick of Guernsey - 0.9%
Ashmore Global Opportunities Ltd. (e)	1,245,000	10,022,250
Resolution Ltd.	60,665,000	306,740,490
TOTAL BAILIWICK OF GUERNSEY		316,762,740
Bailiwick of Jersey - 1.4%
Experian PLC	16,227,900	218,618,635
Randgold Resources Ltd. sponsored ADR	855,700	74,077,949
WPP PLC	15,115,311	197,993,213
TOTAL BAILIWICK OF JERSEY		490,689,797
Belgium - 0.8%
Anheuser-Busch InBev SA NV (d)	4,274,775	272,816,556
Anheuser-Busch InBev SA NV (strip VVPR) (a)	5,339,200	23,725
KBC Groupe SA (d)	30,000	1,222,879
Telenet Group Holding NV	24,500	1,218,054
TOTAL BELGIUM		275,281,214
Bermuda - 1.1%
Assured Guaranty Ltd.	3,106,200	52,805,400
Cafe de Coral Holdings Ltd.	264,000	613,914
China Foods Ltd.	1,336,000	934,097
CNPC (Hong Kong) Ltd.	10,904,000	19,319,243
Credicorp Ltd. (NY Shares)	9,200	887,984
Huabao International Holdings Ltd.	77,697,000	115,250,434
Li & Fung Ltd.	28,626,000	146,331,226
Noble Group Ltd.	31,012,000	56,498,313
Vostok Nafta Investment Ltd. SDR (a)	83,500	552,660
Vtech Holdings Ltd.	108,100	1,231,841
Yue Yuen Industrial (Holdings) Ltd.	187,500	648,233
TOTAL BERMUDA		395,073,345
Brazil - 2.1%
All America Latina Logistica SA	87,300	721,350
Anhanguera Educacional Participacoes SA	1,038,700	23,107,163
Banco Bradesco SA	123,700	2,083,551
Banco Bradesco SA (PN) sponsored ADR	4,550,000	92,046,500
Banco Santander (Brasil) SA ADR	5,000,000	58,050,000
BM&F Bovespa SA	9,123,200	68,483,437

	Shares	Value
Droga Raia SA	386,000	$ 5,937,329
Drogasil SA	6,198,300	44,518,394
Estacio Participacoes SA	1,989,165	29,079,511
Itau Unibanco Banco Multiplo SA sponsored ADR	5,904,200	140,224,750
Klabin SA (PN) (non-vtg.)	163,000	634,056
Lojas Renner SA	19,300	712,111
Mills Estruturas e Servicos de Engenharia SA	1,727,100	23,601,761
Multiplus SA	55,000	1,129,155
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR	845,000	31,543,850
Souza Cruz Industria Comerico	4,375,000	49,191,985
T4F Entretenimento SA	2,091,900	19,944,384
TIM Participacoes SA sponsored ADR (non-vtg.)	1,353,300	63,848,694
Tractebel Energia SA	105,200	1,842,822
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	80,000	821,204
Valid Solucoes SA	51,600	705,142
Vivo Participacoes SA sponsored ADR	1,898,100	79,359,561
Wilson Sons Ltd. unit	57,500	1,077,417
TOTAL BRAZIL		738,664,127
British Virgin Islands - 0.2%
Arcos Dorados Holdings, Inc.	1,737,100	38,268,313
Camelot Information Systems, Inc. ADR	915,603	17,671,138
TOTAL BRITISH VIRGIN ISLANDS		55,939,451
Canada - 5.0%
Agnico-Eagle Mines Ltd. (Canada)	1,250,000	87,094,387
Barrick Gold Corp.	800,000	40,858,260
Canadian Natural Resources Ltd.	4,175,000	196,416,077
Fairfax Financial Holdings Ltd. (sub. vtg.)	170,000	68,657,647
Goldcorp, Inc.	1,859,800	103,968,737
InterOil Corp. (a)(d)	991,400	63,053,040
Ivanhoe Mines Ltd. (a)	2,538,160	66,559,296
Niko Resources Ltd.	2,237,500	189,079,511
Open Text Corp. (a)	1,445,400	88,548,128
Osisko Mining Corp. (a)	4,000,000	58,556,178
Painted Pony Petroleum Ltd. (a)(f)(e)	2,139,100	22,519,222
Painted Pony Petroleum Ltd. Class A (a)(e)	3,535,700	37,221,829
Petrobank Energy & Resources Ltd. (e)	5,625,000	119,028,115
Petrominerales Ltd.	3,121,175	119,456,449
Silver Wheaton Corp.	2,126,900	86,550,735
Suncor Energy, Inc.	3,100,000	142,892,929
Talisman Energy, Inc.	8,400,000	202,874,960
Tourmaline Oil Corp. (a)	1,200,000	34,271,219
Tourmaline Oil Corp. (a)(f)(g)	644,200	18,397,933
Uranium One, Inc.	4,137,000	17,228,390
TOTAL CANADA		1,763,233,042
Cayman Islands - 0.8%
Central China Real Estate Ltd.	1,860,000	514,917
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China Automation Group Ltd.	16,640,000	$ 14,569,615
China Kanghui Holdings sponsored ADR (a)	32,500	624,000
China ZhengTong Auto Services Holdings Ltd.	24,761,500	28,025,390
Geely Automobile Holdings Ltd.	46,000,000	18,420,612
Hengan International Group Co. Ltd.	7,325,500	57,160,463
Hengdeli Holdings Ltd.	68,972,000	41,296,345
hiSoft Technology International Ltd. ADR (a)	1,726,400	32,214,624
Kingboard Chemical Holdings Ltd.	142,000	777,990
Mindray Medical International Ltd. sponsored ADR (d)	31,200	833,976
Minth Group Ltd.	7,436,000	11,432,193
Samson Holding Ltd.	3,220,000	721,425
Shenguan Holdings Group Ltd.	4,304,000	5,719,233
Silver Base Group Holdings Ltd.	26,592,000	21,879,515
Want Want China Holdings Ltd.	36,665,000	32,905,637
TOTAL CAYMAN ISLANDS		267,095,935
Chile - 0.0%
Compania Cervecerias Unidas SA sponsored ADR	22,000	1,320,000
Embotelladora Andina SA sponsored ADR	35,100	1,012,284
Inversiones Aguas Metropolitanas SA	647,863	1,060,894
TOTAL CHILE		3,393,178
China - 2.5%
Agricultural Bank China Ltd. (H Shares)	278,924,000	164,848,276
Baidu.com, Inc. sponsored ADR (a)	1,382,000	205,254,640
Bank of China Ltd. (H Shares)	158,346,000	87,468,208
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	19,359,600	51,351,063
China Bluechemical Ltd. (H shares)	624,000	507,794
China Communications Services Corp. Ltd. (H Shares)	878,000	535,869
China Construction Bank Corp. (H Shares)	121,885,000	115,194,610
China Merchants Bank Co. Ltd. (H Shares)	77,890,500	200,585,865
Dalian Port (PDA) Co. Ltd. (H Shares)	1,542,000	603,592
Nine Dragons Paper (Holdings) Ltd.	559,000	638,442
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	14,588,000	40,009,322
TOTAL CHINA		866,997,681
Colombia - 0.0%
Ecopetrol SA ADR (d)	16,200	710,694
Czech Republic - 0.0%
Philip Morris CR AS	1,900	1,080,194

	Shares	Value
Denmark - 2.8%
Carlsberg A/S Series B	1,980,600	$ 235,237,801
Novo Nordisk A/S Series B	4,892,689	619,406,452
Pandora A/S (d)	599,100	26,986,808
William Demant Holding A/S (a)	1,250,000	116,536,575
TOTAL DENMARK		998,167,636
Egypt - 0.0%
Commercial International Bank Ltd.	152,800	707,089
JUHAYNA Food Industries	571,200	518,662
TOTAL EGYPT		1,225,751
Finland - 0.1%
Fortum Corp.	50,000	1,722,636
Nokian Tyres PLC	439,253	22,771,754
TOTAL FINLAND		24,494,390
France - 6.4%
Alstom SA	2,918,413	194,070,012
Atos Origin SA (a)	1,149,659	70,848,111
AXA SA sponsored ADR (d)	6,572,200	147,348,724
BNP Paribas SA	2,507,000	198,405,275
Carrefour SA	48,700	2,309,023
Club Mediterranee SA (a)	635,000	14,799,743
Danone	1,330,850	97,488,418
Dassault Aviation SA	36,265	34,915,217
Essilor International SA	1,868,672	156,440,407
Euler Hermes SA	200,000	21,320,393
Iliad Group SA	617,692	79,406,375
L'Oreal SA	431,800	54,754,629
LVMH Moet Hennessy - Louis Vuitton	1,868,701	335,610,293
PPR SA	2,062,000	368,798,806
Publicis Groupe SA	1,225,000	69,421,623
Safran SA (d)	477,000	18,511,149
Sanofi-Aventis	1,006,453	79,630,250
Schneider Electric SA (d)	762,142	134,675,949
Societe Generale Series A	2,052,100	137,267,006
Vallourec SA	13,850	1,727,126
VINCI SA	588,200	39,293,007
TOTAL FRANCE		2,257,041,536
Germany - 6.8%
adidas AG	1,380,730	102,788,600
BASF AG (d)	2,297,237	236,145,122
Bayer AG (d)	46,750	4,109,756
Bayerische Motoren Werke AG (BMW)	3,000,500	282,971,168
Commerzbank AG (a)	3,300,000	20,578,312
Deutsche Boerse AG	1,228,500	102,082,601
ElringKlinger AG	310,500	10,893,030
Fresenius Medical Care AG & Co. KGaA	3,194,050	251,028,287
Fresenius SE	2,319,000	243,397,214
GFK AG	1,600,000	90,767,937
Common Stocks - continued
	Shares	Value
Germany - continued
HeidelbergCement AG (d)	1,474,200	$ 112,738,496
Kabel Deutschland Holding AG (a)	681,800	42,611,978
Linde AG	1,427,462	257,105,778
MTU Aero Engines Holdings AG (d)	513,600	39,368,519
Rheinmetall AG (d)	547,250	49,089,131
SAP AG	1,643,285	105,880,468
Siemens AG	23,266	3,384,818
Siemens AG sponsored ADR (d)	3,053,100	445,569,414
Symrise AG	70,000	2,309,043
TOTAL GERMANY		2,402,819,672
Hong Kong - 0.9%
AIA Group Ltd.	18,365,200	61,837,681
China Insurance International Holdings Co. Ltd. (a)	200,400	550,911
China Mobile (Hong Kong) Ltd.	221,500	2,037,451
China Resources Enterprise Ltd.	266,000	1,072,042
China Resources Power Holdings Co. Ltd.	578,000	1,064,265
Henderson Land Development Co. Ltd.	9,664,155	66,138,295
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	2,171,600	60,118
Hopewell Holdings Ltd.	367,500	1,109,650
Swire Pacific Ltd. (A Shares)	4,577,000	69,895,858
Television Broadcasts Ltd.	184,000	1,077,991
Wharf Holdings Ltd.	15,247,000	111,511,222
TOTAL HONG KONG		316,355,484
India - 1.7%
Axis Bank Ltd.	1,472,751	42,816,438
Bajaj Auto Ltd.	597,383	19,897,018
Bharti Airtel Ltd.	4,465,580	38,349,197
CESC Ltd. GDR	162,621	1,132,523
Cipla Ltd.	109,853	768,264
CMC Ltd.	18,189	837,010
HDFC Bank Ltd.	2,599,139	134,826,293
Housing Development Finance Corp. Ltd.	6,533,960	104,354,377
India Cements Ltd.	236,719	531,153
Indian Bank	117,015	637,494
Infrastructure Development Finance Co. Ltd.	11,565,310	37,971,745
ITC Ltd.	4,346,226	18,890,444
Mahindra & Mahindra Financial Services Ltd.	2,226,876	36,826,104
Max India Ltd. (a)	304,943	1,154,863
Provogue (India) Ltd.	527,589	510,839
Punjab National Bank	83,060	2,377,729
Redington India Ltd.	316,091	630,325
Satyam Computer Services Ltd. (a)	652,716	1,112,810
Shriram Transport Finance Co. Ltd.	2,327,613	40,756,238
Sobha Developers Ltd.	85,897	554,240
SREI Infrastructure Finance Ltd.	522,125	609,962

	Shares	Value
State Bank of India	1,677,783	$ 106,327,200
Tulip Telecom Ltd.	182,655	645,308
TOTAL INDIA		592,517,574
Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	1,446,500	1,089,437
PT Panin Life Tbk (a)	24,842,000	559,845
PT Perusahaan Gas Negara Tbk Series B	80,497,000	37,597,895
TOTAL INDONESIA		39,247,177
Ireland - 0.3%
CRH PLC	4,099,800	101,774,183
Italy - 2.5%
Enel SpA	470,000	3,351,334
ENI SpA	2,725,300	72,968,652
Fiat Industrial SpA (a)	22,427,792	333,197,059
Fiat SpA (d)	9,726,500	103,801,656
Intesa Sanpaolo SpA	18,977,983	63,023,043
Saipem SpA	4,983,203	282,918,342
TOTAL ITALY		859,260,086
Japan - 13.0%
ABC-Mart, Inc.	298,700	11,190,294
Aozora Bank Ltd.	6,702,000	14,515,615
Canon, Inc. sponsored ADR (d)	3,533,300	166,665,761
Chiyoda Corp.	3,789,000	37,713,704
Denso Corp.	4,779,700	159,939,898
Dentsu, Inc.	1,677,800	44,615,171
eAccess Ltd. (d)	57,960	27,363,763
Elpida Memory, Inc. (a)(d)	5,270,900	78,969,242
Fanuc Ltd.	885,100	148,146,983
Fast Retailing Co. Ltd.	154,000	24,279,144
Hitachi Ltd.	26,083,000	141,554,001
Honda Motor Co. Ltd.	5,597,400	215,160,601
Hoya Corp.	2,000,000	43,069,905
Itochu Corp.	6,178,000	64,349,037
Japan Tobacco, Inc.	53,692	208,637,366
JSR Corp.	4,543,500	95,574,548
KDDI Corp.	18,982	126,709,692
Keyence Corp.	731,100	193,175,047
Komatsu Ltd.	7,736,200	272,740,118
Makita Corp.	738,600	33,957,266
Mazda Motor Corp.	13,813,000	31,714,725
Mitsubishi Corp.	5,819,600	157,852,740
Mitsubishi Electric Corp.	1,454,000	16,185,804
Mitsubishi UFJ Financial Group, Inc.	24,770,300	118,872,592
Mitsui & Co. Ltd.	7,619,800	135,578,305
Nintendo Co. Ltd.	357,600	84,602,784
Nitori Holdings Co. Ltd.	441,400	38,164,088
NSK Ltd.	7,385,000	65,527,431
NTT DoCoMo, Inc.	64,435	119,536,349
ORIX Corp.	4,020,290	394,925,274
Rakuten, Inc.	217,002	201,472,475
Common Stocks - continued
	Shares	Value
Japan - continued
ROHM Co. Ltd.	514,600	$ 30,988,515
Shimadzu Corp.	3,803,000	33,035,826
Shinsei Bank Ltd. (a)	6,126,000	7,366,060
SOFTBANK CORP.	12,900,100	544,276,104
Sumitomo Corp.	2,944,600	40,615,277
Sumitomo Mitsui Financial Group, Inc.	2,810,400	87,285,521
TDK Corp.	579,400	29,890,404
Tokyo Electron Ltd.	2,698,100	156,184,678
Yahoo! Japan Corp.	437,883	161,053,840
TOTAL JAPAN		4,563,455,948
Korea (South) - 1.8%
Amorepacific Corp.	106,907	108,057,563
Daegu Bank Co. Ltd.	40,960	686,180
Korea Plant Service & Engineering Co. Ltd.	20,480	628,679
KT Corp.	47,400	1,706,816
LG Corp.	23,274	2,145,520
LIG Non-Life Insurance Co. Ltd.	26,720	661,435
NHN Corp. (a)	572,776	113,911,879
Orion Corp.	20,563	7,996,184
S1 Corp.	20,993	1,027,546
Samsung Electronics Co. Ltd.	345,597	288,832,922
Shinhan Financial Group Co. Ltd.	2,186,480	107,431,115
Shinsegae Co. Ltd.	4,723	1,193,458
Sindoh Co. Ltd.	10,885	537,883
TOTAL KOREA (SOUTH)		634,817,180
Luxembourg - 0.1%
Millicom International Cellular SA	12,600	1,365,084
Ternium SA sponsored ADR	1,411,261	47,446,595
TOTAL LUXEMBOURG		48,811,679
Malaysia - 0.2%
Genting Bhd	17,806,800	69,724,517
Parkson Holdings Bhd	563,574	1,088,150
TOTAL MALAYSIA		70,812,667
Mexico - 0.8%
America Movil SAB de CV Series L sponsored ADR	2,173,700	124,335,640
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	2,214,800	52,535,056
Urbi, Desarrollos Urbanos, SA de CV (a)	444,900	1,065,994
Wal-Mart de Mexico SA de CV Series V	34,518,200	108,136,455
TOTAL MEXICO		286,073,145
Netherlands - 2.8%
AEGON NV (a)	24,716,400	196,463,173
Gemalto NV	1,700,000	87,136,775
ING Groep NV:
(Certificaten Van Aandelen) (a)	149,000	1,963,027
sponsored ADR (a)(d)	18,160,800	239,540,952

	Shares	Value
Koninklijke KPN NV	7,336,331	$ 116,435,336
Koninklijke Philips Electronics NV	55,250	1,636,451
Koninklijke Philips Electronics NV unit	5,773,400	170,257,566
LyondellBasell Industries NV Class A	1,366,500	60,809,250
Randstad Holdings NV	934,994	52,599,000
Wolters Kluwer NV (Certificaten Van Aandelen)	2,168,800	50,531,470
TOTAL NETHERLANDS		977,373,000
Netherlands Antilles - 0.5%
Schlumberger Ltd.	2,062,900	185,145,275
Nigeria - 0.0%
Guaranty Trust Bank PLC GDR (Reg. S)	85,500	538,650
Norway - 1.3%
DnB NOR ASA (d)	12,195,600	198,287,320
Storebrand ASA (A Shares) (d)	4,980,000	51,733,110
Telenor ASA	11,802,200	203,926,431
TOTAL NORWAY		453,946,861
Papua New Guinea - 0.0%
Oil Search Ltd.	111,150	859,226
Philippines - 0.0%
Banco de Oro Universal Bank	677,000	858,804
Manila Water Co., Inc.	2,331,300	980,339
Universal Robina Corp.	899,000	783,383
TOTAL PHILIPPINES		2,622,526
Poland - 0.0%
Warsaw Stock Exchange	44,200	836,695
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	9,940,628	39,963,970
Russia - 1.0%
JSC TransContainer ADR unit	50,300	603,600
Lukoil Oil Co. sponsored ADR	550,000	38,335,000
OAO Gazprom sponsored ADR	8,486,800	144,784,808
Sberbank (Savings Bank of the Russian Federation)	19,725,000	71,950,431
Sberbank (Savings Bank of the Russian Federation) GDR	1,800	717,864
Uralkali JSC GDR (Reg. S)	2,019,600	84,762,612
TOTAL RUSSIA		341,154,315
South Africa - 0.9%
African Bank Investments Ltd.	146,200	852,439
AngloGold Ashanti Ltd.	43,600	2,219,063
AngloGold Ashanti Ltd. sponsored ADR	1,750,000	89,215,000
Aveng Ltd.	129,400	686,916
Foschini Ltd.	905,000	12,482,284
Impala Platinum Holdings Ltd.	1,232,700	38,476,191
Naspers Ltd. Class N	2,050,600	123,309,153
Sasol Ltd.	23,900	1,380,295
Shoprite Holdings Ltd.	844,000	13,298,421
Common Stocks - continued
	Shares	Value
South Africa - continued
Tiger Brands Ltd.	25,400	$ 744,358
Vodacom Group (Pty) Ltd.	3,340,800	40,839,770
TOTAL SOUTH AFRICA		323,503,890
Spain - 3.4%
Banco Bilbao Vizcaya Argentaria SA	229,000	2,933,480
Banco Santander SA sponsored ADR	38,778,700	480,855,880
Gestevision Telecinco SA	5,277,300	59,305,582
Inditex SA	3,264,772	292,758,141
Prosegur Compania de Seguridad SA (Reg.)	1,734,500	105,977,083
Red Electrica Corporacion SA	1,068,600	68,187,469
Telefonica SA	6,157,000	165,414,372
TOTAL SPAIN		1,175,432,007
Sweden - 1.1%
H&M Hennes & Mauritz AB (B Shares) (d)	5,753,543	203,256,628
Sandvik AB (d)	974,900	20,680,430
Swedbank AB (A Shares)	8,303,300	157,451,507
TOTAL SWEDEN		381,388,565
Switzerland - 5.4%
Adecco SA (Reg.)	23,500	1,677,310
Clariant AG (Reg.) (a)	6,401,457	132,816,452
Kuehne & Nagel International AG	1,576,550	251,839,808
Nestle SA	6,049,792	375,511,565
Noble Corp.	1,200,000	51,612,000
Schindler Holding AG:
(participation certificate)	13,050	1,687,910
(Reg.)	1,278,570	164,485,743
Syngenta AG (Switzerland)	95,717	33,845,149
The Swatch Group AG (Bearer)	84,750	41,681,934
Transocean Ltd. (United States) (a)	2,150,000	156,412,500
Transocean Ltd. (Switzerland)	22,910	1,678,893
UBS AG (a)	16,391,005	327,969,219
Zurich Financial Services AG	1,320,056	370,772,245
TOTAL SWITZERLAND		1,911,990,728
Taiwan - 2.0%
Advantech Co. Ltd.	195,000	644,448
Chroma ATE, Inc.	329,000	1,083,859
CTCI Corp.	784,000	989,395
Giant Manufacturing Co. Ltd.	261,000	1,041,816
Hon Hai Precision Industry Co. Ltd. (Foxconn)	19,141,040	72,400,309
HTC Corp.	12,293,000	557,116,963
Pacific Hospital Supply Co. Ltd.	152,000	680,913
Powertech Technology, Inc.	316,000	1,145,686
President Chain Store Corp.	235,000	1,286,212
SIMPLO Technology Co. Ltd.	122,000	825,100
Ta Chong Bank (a)	3,076,000	1,233,188

	Shares	Value
Taiwan Fertilizer Co. Ltd.	22,351,000	$ 75,269,535
Taiwan Semiconductor Manufacturing Co. Ltd.	909,000	2,347,305
TOTAL TAIWAN		716,064,729
Thailand - 0.0%
Banpu PCL (For. Reg.)	20,200	504,662
Charoen Pokphand Foods PCL (For. Reg.)	1,156,400	1,142,458
Indorama Ventures PCL	428,800	764,689
Quality Houses PCL	15,762,600	1,235,247
TOTAL THAILAND		3,647,056
Turkey - 0.0%
Turkiye Is Bankasi AS Series C	307,000	1,085,904
United Kingdom - 17.6%
Anglo American PLC (United Kingdom)	3,869,200	201,681,401
Aviva PLC	5,008,200	37,482,448
Barclays PLC	3,866,165	18,380,356
BG Group PLC	11,041,979	282,846,742
BHP Billiton PLC	4,671,680	197,524,765
BP PLC	449,500	3,455,536
BP PLC sponsored ADR	7,449,700	343,729,158
British American Tobacco PLC:
(United Kingdom)	62,500	2,731,151
sponsored ADR	1,773,400	156,413,880
British Land Co. PLC	4,410,000	44,235,617
Britvic PLC	7,141,500	48,849,917
Burberry Group PLC	6,263,800	135,496,518
Capita Group PLC	13,338,500	163,985,441
Carphone Warehouse Group PLC (a)	16,014,300	106,399,266
Centrica PLC	539,000	2,889,209
GlaxoSmithKline PLC	18,204,100	397,681,210
HSBC Holdings PLC:
(United Kingdom)	421,871	4,601,866
sponsored ADR (d)	9,939,900	541,426,353
Imperial Tobacco Group PLC	100,050	3,521,293
Inchcape PLC	17,442,619	106,172,134
ITV PLC (a)	94,319,000	119,817,124
Johnson Matthey PLC	1,813,800	60,686,324
Lloyds Banking Group PLC (a)	316,953,400	314,699,155
Misys PLC	13,125,310	69,193,779
Next PLC	2,865,200	107,063,494
Ocado Group PLC (a)	9,816,418	37,123,588
Pearson PLC	10,425,200	199,814,282
Prudential PLC	241,500	3,124,480
Pz Cussons PLC Class L	149,300	817,503
QinetiQ Group PLC (a)	16,755,100	33,837,153
Reckitt Benckiser Group PLC	7,905,900	438,967,953
Rio Tinto PLC	47,350	3,455,011
Rio Tinto PLC sponsored ADR	3,501,000	256,308,210
Rolls-Royce Group PLC	5,014,400	53,732,385
Rolls-Royce Group PLC (C shares)	481,382,400	804,101
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Royal Dutch Shell PLC:
Class A (United Kingdom)	154,000	$ 5,974,436
Class A sponsored ADR	4,900,000	379,652,000
Class B sponsored ADR (d)	10,800,000	846,287,998
Standard Chartered PLC (United Kingdom)	91,587	2,538,053
SuperGroup PLC (a)	1,516,200	40,167,996
Vodafone Group PLC	1,664,000	4,810,441
Vodafone Group PLC sponsored ADR	14,606,100	425,329,632
Xstrata PLC	140,000	3,558,119
TOTAL UNITED KINGDOM		6,207,267,478
United States of America - 4.3%
Agilent Technologies, Inc. (a)	756,000	37,731,960
Alliance Data Systems Corp. (a)	233,800	22,211,000
Anadarko Petroleum Corp.	7,800	615,732
Apple, Inc. (a)	699,200	243,482,416
C. R. Bard, Inc.	864,700	92,306,725
Citigroup, Inc. (a)	22,936,500	105,278,535
Cognizant Technology Solutions Corp. Class A (a)	456,800	37,868,720
eBay, Inc. (a)	2,154,400	74,111,360
Facebook, Inc. Class B (a)(h)	1,288,142	32,203,550
Google, Inc. Class A (a)	263,608	143,429,113
Hasbro, Inc.	155,200	7,269,568
Intuit, Inc. (a)	321,900	17,884,764
Jacobs Engineering Group, Inc. (a)	1,186,800	58,877,148
JPMorgan Chase & Co.	1,903,200	86,843,016
Medco Health Solutions, Inc. (a)	2,286,700	135,669,911
MEMC Electronic Materials, Inc. (a)	1,228,400	14,531,972
Newmont Mining Corp.	1,000,000	58,610,000
QUALCOMM, Inc.	12,700	721,868
SanDisk Corp. (a)	1,411,800	69,375,852
Schweitzer-Mauduit International, Inc. (e)	1,584,655	82,148,515
The Pep Boys - Manny, Moe & Jack	980,514	13,433,042
The Walt Disney Co.	1,423,200	61,339,920
Unisys Corp. (a)	1,537,730	45,639,826
Wells Fargo & Co.	2,840,200	82,678,222
TOTAL UNITED STATES OF AMERICA		1,524,262,735
TOTAL COMMON STOCKS (Cost $25,068,585,082)		33,977,083,291
Nonconvertible Preferred Stocks - 1.6%
	Shares	Value
Germany - 1.6%
MAN SE	8,000	$ 824,732
ProSiebenSat.1 Media AG	4,370,100	125,155,303
Volkswagen AG (d)	2,175,300	428,533,233
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $268,609,934)		554,513,268
Master Notes - 0.0%
Principal Amount
Canada - 0.0%
OZ Optics Ltd. 5% 11/5/14 (h) (Cost $369,425)	$ 361,325	361,325
Money Market Funds - 8.9%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	526,644,900	526,644,900
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,604,453,237	2,604,453,237
TOTAL MONEY MARKET FUNDS (Cost $3,131,098,137)		3,131,098,137
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $28,468,662,578)	37,663,056,021
NET OTHER ASSETS (LIABILITIES) - (7.0)%	(2,460,481,035)
NET ASSETS - 100%	$ 35,202,574,986
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,917,155 or 0.1% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,564,875 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc Class B	3/31/11	$ 32,203,550
OZ Optics Ltd. 5% 11/5/14	11/5/10	370,453
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 889,351
Fidelity Securities Lending Cash Central Fund	7,012,533
Total	$ 7,901,884
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ashmore Global Opportunities Ltd.	$ -	$ 9,748,350	$ -	$ -	$ 10,022,250
Painted Pony Petroleum Ltd.	9,544,006	7,892,568	-	-	22,519,222
Painted Pony Petroleum Ltd. Class A	21,509,462	3,954,028	-	-	37,221,829
Petrobank Energy & Resources Ltd.	223,863,859	-	-	108,873,999	119,028,115
Schweitzer-Mauduit International, Inc.	83,300,121	15,918,255	-	432,385	82,148,515
Total	$ 338,217,448	$ 37,513,201	$ -	$ 109,306,384	$ 270,939,931
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 6,207,267,478	$ 5,019,506,777	$ 1,187,760,701	$ -
Japan	4,563,455,948	166,665,761	4,396,790,187	-
Germany	2,957,332,940	2,957,332,940	-	-
France	2,257,041,536	2,177,411,286	79,630,250	-
Switzerland	1,911,990,728	1,550,176,360	361,814,368	-
Canada	1,763,233,042	1,763,233,042	-	-
United States of America	1,524,262,735	1,492,059,185	-	32,203,550
Australia	1,348,271,287	1,348,271,287	-	-
Spain	1,175,432,007	1,007,084,155	168,347,852	-
Korea (South)	634,817,180	631,916,906	1,706,816	1,193,458
Other	10,188,491,678	8,578,281,835	1,610,209,843	-
Master Notes	361,325	-	-	361,325
Money Market Funds	3,131,098,137	3,131,098,137	-	-
Total Investments in Securities:	$ 37,663,056,021	$ 29,823,037,671	$ 7,806,260,017	$ 33,758,333
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 451,860
Total Realized Gain (Loss)	(1,056,146)
Total Unrealized Gain (Loss)	1,163,507
Cost of Purchases	33,742,128
Proceeds of Sales	(541,987)
Amortization/Accretion	(1,029)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 33,758,333
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 109,846

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $5,177,653,127 of which $956,598,602, $3,601,913,096 and $619,141,429 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011
Assets
Investment in securities, at value (including securities loaned of $2,490,341,329) - See accompanying schedule: Unaffiliated issuers (cost $24,964,128,672)	$ 34,261,017,953
Fidelity Central Funds (cost $3,131,098,137)	3,131,098,137
Other affiliated issuers (cost $373,435,769)	270,939,931
Total Investments (cost $28,468,662,578)		$ 37,663,056,021
Foreign currency held at value (cost $774,453)		774,454
Receivable for investments sold		4,039,937
Receivable for fund shares sold		32,072,831
Dividends receivable		174,226,437
Interest receivable		8,712
Distributions receivable from Fidelity Central Funds		2,908,342
Prepaid expenses		34,918
Other receivables		3,478,401
Total assets		37,880,600,053
Liabilities
Payable to custodian bank	$ 210
Payable for investments purchased Regular delivery	1,647,040
Delayed delivery	17,362,964
Payable for fund shares redeemed	25,129,232
Accrued management fee	19,104,240
Other affiliated payables	5,083,505
Other payables and accrued expenses	5,244,639
Collateral on securities loaned, at value	2,604,453,237
Total liabilities		2,678,025,067
Net Assets		$ 35,202,574,986
Net Assets consist of:
Paid in capital		$ 30,032,156,924
Undistributed net investment income		205,624,708
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,233,336,918)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,198,130,272
Net Assets		$ 35,202,574,986
Diversified International: Net Asset Value, offering price and redemption price per share ($25,442,563,880 ÷ 774,460,433 shares)		$ 32.85
Class K: Net Asset Value, offering price and redemption price per share ($9,129,951,822 ÷ 278,030,353 shares)		$ 32.84
Class F: Net Asset Value, offering price and redemption price per share ($630,059,284 ÷ 19,188,988 shares)		$ 32.83

Statement of Operations

	Six months ended April 30, 2011

Investment Income
Dividends (including $432,385 earned from other affiliated issuers)		$ 394,179,694
Special dividend (earned from other affiliated issuer)		108,873,999
Interest		13,488
Income from Fidelity Central Funds		7,901,884
Income before foreign taxes withheld		510,969,065
Less foreign taxes withheld		(28,800,330)
Total income		482,168,735

Expenses
Management fee Basic fee	$ 122,312,121
Performance adjustment	(6,299,168)
Transfer agent fees	30,388,403
Accounting and security lending fees	1,334,831
Custodian fees and expenses	3,621,408
Independent trustees' compensation	88,530
Appreciation in deferred trustee compensation account	26
Registration fees	125,429
Audit	113,704
Legal	67,844
Miscellaneous	178,245
Total expenses before reductions	151,931,373
Expense reductions	(5,535,619)	146,395,754
Net investment income (loss)		335,772,981
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,111,263,521
Foreign currency transactions	55,780
Total net realized gain (loss)		1,111,319,301
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,512,882)	2,938,106,796
Assets and liabilities in foreign currencies	385,938
Total change in net unrealized appreciation (depreciation)		2,938,492,734
Net gain (loss)		4,049,812,035
Net increase (decrease) in net assets resulting from operations		$ 4,385,585,016

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 335,772,981	$ 486,439,991
Net realized gain (loss)	1,111,319,301	(561,752,757)
Change in net unrealized appreciation (depreciation)	2,938,492,734	3,614,151,999
Net increase (decrease) in net assets resulting from operations	4,385,585,016	3,538,839,233
Distributions to shareholders from net investment income	(554,170,946)	(474,506,693)
Distributions to shareholders from net realized gain	(93,780,296)	-
Total distributions	(647,951,242)	(474,506,693)
Share transactions - net increase (decrease)	(3,354,636,247)	(3,995,252,806)
Redemption fees	342,341	822,251
Total increase (decrease) in net assets	383,339,868	(930,098,015)

Net Assets
Beginning of period	34,819,235,118	35,749,333,133
End of period (including undistributed net investment income of $205,624,708 and undistributed net investment income of $424,022,673, respectively)	$ 35,202,574,986	$ 34,819,235,118

Financial Highlights - Diversified International

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 29.49	$ 26.86	$ 21.96	$ 45.41	$ 37.58	$ 30.80
Income from Investment Operations
Net investment income (loss) D	.29 I	.37	.35	.55	.47	.46
Net realized and unrealized gain (loss)	3.61	2.61	4.86	(20.96)	10.23	7.33
Total from investment operations	3.90	2.98	5.21	(20.41)	10.70	7.79
Distributions from net investment income	(.46)	(.35)	(.31)	(.47)	(.36)	(.28)
Distributions from net realized gain	(.08)	-	-	(2.57)	(2.51)	(.73)
Total distributions	(.54)	(.35)	(.31)	(3.04)	(2.87)	(1.01)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 32.85	$ 29.49	$ 26.86	$ 21.96	$ 45.41	$ 37.58
Total Return B, C	13.44%	11.15%	24.32%	(48.04)%	30.37%	25.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.92% A	.98%	1.01%	1.04%	.93%	1.01%
Expenses net of fee waivers, if any	.91% A	.98%	1.01%	1.04%	.93%	1.01%
Expenses net of all reductions	.89% A	.96%	.99%	1.02%	.91%	.97%
Net investment income (loss)	1.90% A, I	1.34%	1.58%	1.53%	1.20%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,442,564	$ 26,527,229	$ 30,998,270	$ 28,274,961	$ 59,929,942	$ 43,965,189
Portfolio turnover rate F	44% A	57%	54%	49%	51%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividends, the ratio of net investment income (loss) to average net assets would have been 1.27%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 29.51	$ 26.89	$ 21.98	$ 38.39
Income from Investment Operations
Net investment income (loss) D	.32 J	.42	.42	.16
Net realized and unrealized gain (loss)	3.62	2.61	4.85	(16.57)
Total from investment operations	3.94	3.03	5.27	(16.41)
Distributions from net investment income	(.53)	(.41)	(.36)	-
Distributions from net realized gain	(.08)	-	-	-
Total distributions	(.61)	(.41)	(.36)	-
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 32.84	$ 29.51	$ 26.89	$ 21.98
Total Return B, C	13.56%	11.33%	24.64%	(42.75)%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.79%	.77%	.88% A
Expenses net of fee waivers, if any	.74% A	.79%	.77%	.88% A
Expenses net of all reductions	.72% A	.77%	.76%	.87% A
Net investment income (loss)	2.06% A, J	1.54%	1.81%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,129,952	$ 7,697,405	$ 4,713,909	$ 932,275
Portfolio turnover rate F	44% A	57%	54%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for startup periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. JInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.43%.

Financial Highlights - Class F

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 29.52	$ 26.89	$ 23.29
Income from Investment Operations
Net investment income (loss) D	.32 J	.43	(.02)
Net realized and unrealized gain (loss)	3.61	2.62	3.62
Total from investment operations	3.93	3.05	3.60
Distributions from net investment income	(.54)	(.42)	-
Distributions from net realized gain	(.08)	-	-
Total distributions	(.62)	(.42)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 32.83	$ 29.52	$ 26.89
Total Return B, C	13.54%	11.41%	15.46%
Ratios to Average Net Assets E, H
Expenses before reductions	.70% A	.73%	.71% A
Expenses net of fee waivers, if any	.69% A	.73%	.71% A
Expenses net of all reductions	.67% A	.72%	.70% A
Net investment income (loss)	2.12% A, J	1.59%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 630,059	$ 594,602	$ 37,155
Portfolio turnover rate F	44% A	57%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.49%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011

1. Organization.

Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For master notes, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,591,579,161
Gross unrealized depreciation	(543,667,844)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,047,911,317

Tax cost	$ 28,615,144,704

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,320,651,579 and $10,224,002,231, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Diversified International	$ 28,214,507.22
Class K	2,173,896.05
	$ 30,388,403

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $57,402 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $60,685 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,012,533. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $2,833,493.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,702,126 for the period.

Semiannual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Diversified International	$ 404,459,001	$ 398,456,259
Class K	139,574,570	74,880,028
Class F	10,137,375	1,170,406
Total	$ 554,170,946	$ 474,506,693
From net realized gain
Diversified International	$ 71,011,889	$ -
Class K	21,272,316	-
Class F	1,496,091	-
Total	$ 93,780,296	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Diversified International
Shares sold	54,365,615	179,662,935	$ 1,660,224,674	$ 4,893,668,837
Reinvestment of distributions	15,446,130	13,627,007	459,413,421	384,281,814
Shares redeemed	(194,921,582)	(447,584,331)	(5,959,706,464)	(12,092,134,122)
Net increase (decrease)	(125,109,837)	(254,294,389)	$ (3,840,068,369)	$ (6,814,183,471)
Class K
Shares sold	66,687,466	151,794,829	$ 2,037,030,705	$ 4,125,917,772
Reinvestment of distributions	5,413,885	2,657,205	160,846,886	74,880,028
Shares redeemed	(54,880,942)	(68,937,812)	(1,676,838,352)	(1,889,669,527)
Net increase (decrease)	17,220,409	85,514,222	$ 521,039,239	$ 2,311,128,273
Class F
Shares sold	8,581,636	24,587,499	$ 259,809,790	$ 664,182,809
Reinvestment of distributions	391,673	41,548	11,633,466	1,170,406
Shares redeemed	(9,928,993)	(5,866,038)	(307,050,373)	(157,550,823)
Net increase (decrease)	(955,684)	18,763,009	$ (35,607,117)	$ 507,802,392

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2011, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2011 and for the year ended October 31, 2010, and the financial highlights for the six months ended April 30, 2011 and for each of the five years in the period ended October 31, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2011 and for the year ended October 31, 2010, and the financial highlights for the six months ended April 30, 2011 and for each of the five years in the period ended October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 16, 2011

Semiannual Report

Fidelity International Capital Appreciation Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Actual	1.15%	$ 1,000.00	$ 1,132.40	$ 6.08
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.09	$ 5.76

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity International Capital Appreciation Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom	14.6%
Japan	14.2%
United States of America	11.5%
France	7.3%
Brazil	5.2%
India	4.5%
Switzerland	4.2%
Germany	4.1%
Canada	4.1%
Other	30.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom	10.7%
United States of America	9.1%
India	8.1%
Japan	7.5%
France	7.0%
Canada	5.6%
Brazil	5.6%
Cayman Islands	4.6%
China	3.5%
Other	38.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.9	99.0
Short-Term Investments and Net Other Assets	2.1	1.0
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	2.0	0.0
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	1.8
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.6	0.0
Rio Tinto PLC (United Kingdom, Metals & Mining)	1.3	0.0
Siemens AG sponsored ADR (Germany, Industrial Conglomerates)	1.2	0.0
Banco Santander SA sponsored ADR (Spain, Commercial Banks)	1.1	1.1
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	1.0	0.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.0	1.0
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	1.0
BNP Paribas SA (France, Commercial Banks)	0.9	0.9
	13.0
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.1	21.9
Financials	20.3	21.8
Materials	12.5	12.1
Industrials	11.4	9.0
Consumer Staples	10.2	11.1
Energy	10.1	7.2
Information Technology	9.6	9.1
Telecommunication Services	0.7	4.0
Health Care	0.0	2.3
Utilities	0.0	0.5

Semiannual Report

Fidelity International Capital Appreciation Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Bailiwick of Jersey - 0.5%
Randgold Resources Ltd. sponsored ADR	42,100	$ 3,644,597
Belgium - 0.8%
Anheuser-Busch InBev SA NV (d)	80,015	5,106,565
Bermuda - 2.0%
China Yurun Food Group Ltd.	964,000	3,531,386
GOME Electrical Appliances Holdings Ltd. (a)	9,395,000	3,375,101
Huabao International Holdings Ltd.	2,170,000	3,218,830
Petra Diamonds Ltd. (a)	1,139,818	3,493,752
TOTAL BERMUDA		13,619,069
Brazil - 5.2%
Banco Bradesco SA (PN) sponsored ADR	233,100	4,715,613
BR Malls Participacoes SA	316,300	3,329,262
Cia Hering SA	171,300	3,707,344
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	80,300	3,650,438
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	144,950	4,722,471
Drogasil SA	440,855	3,166,377
Iguatemi Empresa de Shopping Centers SA	137,700	3,544,683
Itau Unibanco Banco Multiplo SA ADR (a)(e)	217,400	5,163,250
Mills Estruturas e Servicos de Engenharia SA	267,900	3,660,999
TOTAL BRAZIL		35,660,437
British Virgin Islands - 0.4%
Sable Mining Africa Ltd. (a)	7,245,252	2,692,799
Canada - 4.1%
Agnico-Eagle Mines Ltd. (Canada)	54,700	3,811,250
Aurcana Corp.	6,212,200	5,778,180
Aurcana Corp. warrants 11/30/13 (a)	3,834,350	2,471,265
Canadian Natural Resources Ltd.	113,000	5,316,172
Suncor Energy, Inc.	133,600	6,158,224
Teck Resources Ltd. Class B (sub. vtg.)	84,300	4,582,548
TOTAL CANADA		28,117,639
Cayman Islands - 3.6%
Ajisen (China) Holdings Ltd.	1,614,000	3,221,225
Belle International Holdings Ltd.	1,870,000	3,650,284
Gourmet Master Co. Ltd.	351,000	3,670,908
Hengan International Group Co. Ltd.	456,500	3,562,044
Hengdeli Holdings Ltd.	5,728,000	3,429,587
Maoye International Holdings Ltd.	6,802,000	3,442,033
Shenguan Holdings Group Ltd.	2,506,000	3,330,018
TOTAL CAYMAN ISLANDS		24,306,099
China - 1.9%
Agricultural Bank China Ltd. (H Shares)	6,579,000	3,888,288
Baidu.com, Inc. sponsored ADR (a)	22,500	3,341,700

	Shares	Value
Golden Eagle Retail Group Ltd. (H Shares)	1,144,000	$ 2,997,618
Suning Appliance Chain Store Co. Ltd. (UBS Warrant Programme) warrants 1/7/14 (a)	1,440,500	2,893,872
TOTAL CHINA		13,121,478
Denmark - 1.1%
Carlsberg A/S Series B	33,000	3,919,442
Pandora A/S (d)	85,200	3,837,884
TOTAL DENMARK		7,757,326
France - 7.3%
Alstom SA	59,107	3,930,525
Atos Origin SA (a)	58,723	3,618,824
AXA SA (d)	207,200	4,649,605
BNP Paribas SA	79,291	6,275,131
Christian Dior SA	25,600	4,108,493
Credit Agricole SA	234,600	3,905,782
LVMH Moet Hennessy - Louis Vuitton	29,672	5,328,958
PPR SA	23,200	4,149,434
Renault SA	65,100	3,966,971
Schneider Electric SA (d)	28,900	5,106,837
Societe Generale Series A	71,569	4,787,321
TOTAL FRANCE		49,827,881
Germany - 3.4%
Bayerische Motoren Werke AG (BMW)	50,512	4,763,686
Daimler AG (Germany)	80,365	6,212,522
HeidelbergCement AG (d)	49,888	3,815,153
Siemens AG sponsored ADR	56,500	8,245,610
TOTAL GERMANY		23,036,971
Hong Kong - 0.7%
CNOOC Ltd. sponsored ADR (d)	19,900	4,964,055
India - 4.5%
Bank of Baroda	144,638	3,030,519
Exide Industries Ltd.	1,071,673	3,700,184
Gitanjali Gems Ltd.	554,951	3,345,632
Housing Development and Infrastructure Ltd. (a)	779,160	2,831,949
Housing Development Finance Corp. Ltd.	254,317	4,061,716
ITC Ltd.	843,684	3,666,989
Jain Irrigation Systems Ltd.	743,929	3,074,559
Sun TV Ltd.	334,344	3,222,939
Titan Industries Ltd.	36,903	3,360,170
TOTAL INDIA		30,294,657
Indonesia - 4.1%
PT Ace Hardware Indonesia Tbk	10,064,500	3,114,311
PT Astra International Tbk	588,500	3,858,514
PT Bank Rakyat Indonesia Tbk	5,009,500	3,772,923
PT Bumi Resources Tbk	9,216,500	3,685,959
PT Global Mediacom Tbk	34,972,500	3,062,752
PT Gudang Garam Tbk	669,000	3,171,582
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Indofood Sukses Makmur Tbk (a)	5,531,500	$ 3,487,872
PT Mitra Adiperkasa Tbk	9,808,000	3,750,728
TOTAL INDONESIA		27,904,641
Italy - 1.2%
Prysmian SpA (d)	160,900	3,796,519
Saipem SpA	71,580	4,063,911
TOTAL ITALY		7,860,430
Japan - 14.2%
Canon, Inc. sponsored ADR (d)	115,100	5,429,267
Denso Corp.	118,600	3,968,632
Fanuc Ltd.	27,100	4,535,966
Hitachi Ltd.	842,000	4,569,584
Honda Motor Co. Ltd. sponsored ADR	153,600	5,890,560
Itochu Corp.	372,400	3,878,857
Japan Tobacco, Inc.	1,092	4,243,314
Kayaba Industry Co. Ltd.	442,000	3,676,544
Keyence Corp.	14,100	3,725,575
Komatsu Ltd.	126,100	4,445,662
Kubota Corp.	408,000	3,911,486
Makita Corp.	76,600	3,521,699
Marubeni Corp.	540,000	3,944,553
Mitsubishi Corp.	168,400	4,567,737
Mitsubishi Electric Corp.	389,000	4,330,315
Mitsui & Co. Ltd.	254,900	4,535,409
Omron Corp.	137,400	3,778,675
ORIX Corp.	36,480	3,583,541
Rakuten, Inc.	3,673	3,410,146
SMC Corp.	22,500	4,109,692
SOFTBANK CORP.	114,300	4,822,502
Sony Corp.	142,700	4,028,706
THK Co. Ltd.	140,100	3,600,713
TOTAL JAPAN		96,509,135
Korea (South) - 1.3%
Hyundai Motor Co.	23,217	5,356,095
Lock & Lock Co. Ltd.	95,560	3,501,331
TOTAL KOREA (SOUTH)		8,857,426
Mexico - 1.2%
Grupo Mexico SA de CV Series B	1,171,400	4,056,400
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	167,000	3,961,240
TOTAL MEXICO		8,017,640
Netherlands - 1.4%
AEGON NV (a)	514,500	4,089,605
ING Groep NV sponsored ADR (a)	384,596	5,072,821
TOTAL NETHERLANDS		9,162,426
Nigeria - 0.4%
Guaranty Trust Bank PLC GDR (Reg. S)	452,500	2,850,750

	Shares	Value
Norway - 0.5%
Aker Solutions ASA	148,600	$ 3,585,876
Russia - 3.2%
LSR Group OJSC GDR (Reg. S) (a)	370,500	3,464,175
Magnit OJSC GDR (Reg. S)	125,505	3,514,140
OAO Gazprom sponsored ADR	411,800	7,025,308
Sberbank (Savings Bank of the Russian Federation)	1,181,500	4,309,731
TNK-BP Holding	1,018,600	3,307,727
TOTAL RUSSIA		21,621,081
South Africa - 1.8%
AngloGold Ashanti Ltd. sponsored ADR (d)	83,200	4,241,536
Naspers Ltd. Class N	72,100	4,335,604
Shoprite Holdings Ltd.	237,600	3,743,726
TOTAL SOUTH AFRICA		12,320,866
Spain - 1.7%
Banco Santander SA sponsored ADR	590,370	7,320,588
Inditex SA	46,826	4,198,974
TOTAL SPAIN		11,519,562
Switzerland - 4.2%
Compagnie Financiere Richemont SA Series A	78,197	5,052,548
Credit Suisse Group sponsored ADR (d)	113,400	5,158,566
Dufry AG (a)	27,350	3,575,432
The Swatch Group AG (Bearer)	8,690	4,273,935
Transocean Ltd. (United States) (a)	61,000	4,437,750
UBS AG (NY Shares) (a)	304,000	6,080,000
TOTAL SWITZERLAND		28,578,231
Taiwan - 0.7%
HTC Corp.	110,800	5,021,440
Turkey - 0.6%
Turkiye Garanti Bankasi AS	748,000	3,875,240
United Kingdom - 14.6%
Anglo American PLC (United Kingdom)	110,600	5,765,006
Barclays PLC sponsored ADR (d)	283,613	5,402,828
BG Group PLC	262,378	6,720,966
BHP Billiton PLC ADR	161,300	13,578,234
British American Tobacco PLC (United Kingdom)	155,500	6,795,103
Burberry Group PLC	192,200	4,157,609
HSBC Holdings PLC sponsored ADR (d)	201,300	10,964,811
Imperial Tobacco Group PLC	140,625	4,949,343
Lloyds Banking Group PLC (a)	5,005,900	4,970,297
Rio Tinto PLC	120,800	8,814,474
Royal Dutch Shell PLC Class B	326,432	12,700,124
SABMiller PLC	127,300	4,751,484
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	204,077	$ 5,655,369
Vedanta Resources PLC	95,500	3,708,914
TOTAL UNITED KINGDOM		98,934,562
United States of America - 9.4%
Alpha Natural Resources, Inc. (a)	63,700	3,705,429
Apple, Inc. (a)	9,345	3,254,209
Citigroup, Inc. (a)	741,500	3,403,485
Concur Technologies, Inc. (a)	59,800	3,460,626
Freeport-McMoRan Copper & Gold, Inc.	60,778	3,344,613
Google, Inc. Class A (a)	5,900	3,210,190
JPMorgan Chase & Co.	69,994	3,193,826
Juniper Networks, Inc. (a)	81,900	3,139,227
Las Vegas Sands Corp. (a)	76,485	3,595,560
MasterCard, Inc. Class A	12,860	3,547,945
Rackspace Hosting, Inc. (a)	77,283	3,569,702
Rovi Corp. (a)	59,100	2,869,896
salesforce.com, Inc. (a)	24,200	3,354,120
SuccessFactors, Inc. (a)	85,904	2,978,292
Tiffany & Co., Inc.	51,600	3,583,104
Visa, Inc. Class A	44,660	3,488,839
VMware, Inc. Class A (a)	36,550	3,487,967
Walter Energy, Inc.	24,500	3,386,390
Wells Fargo & Co.	111,452	3,244,368
TOTAL UNITED STATES OF AMERICA		63,817,788
TOTAL COMMON STOCKS (Cost $551,330,222)		652,586,667
Nonconvertible Preferred Stocks - 1.9%

Germany - 0.7%
Volkswagen AG (d)	25,800	5,082,590

	Shares	Value
Italy - 1.2%
Fiat Industrial SpA (a)	421,906	$ 3,968,288
Fiat SpA (Risparmio Shares)	465,752	3,939,168
TOTAL ITALY		7,907,456
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,404,910)		12,990,046
Money Market Funds - 9.7%

Fidelity Cash Central Fund, 0.13% (b)	4,815,723	4,815,723
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	61,007,423	61,007,423
TOTAL MONEY MARKET FUNDS (Cost $65,823,146)		65,823,146
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $627,558,278)	731,399,859
NET OTHER ASSETS (LIABILITIES) - (7.6)%	(51,415,359)
NET ASSETS - 100%	$ 679,984,500
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,163,250 or 0.8% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,551
Fidelity Securities Lending Cash Central Fund	123,852
Total	$ 128,403
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 98,934,562	$ 65,654,564	$ 33,279,998	$ -
Japan	96,509,135	11,319,827	85,189,308	-
United States of America	63,817,788	63,817,788	-	-
France	49,827,881	49,827,881	-	-
Brazil	35,660,437	35,660,437	-	-
India	30,294,657	27,264,138	3,030,519	-
Switzerland	28,578,231	28,578,231	-	-
Germany	28,119,561	28,119,561	-	-
Canada	28,117,639	25,646,374	2,471,265	-
Other	205,716,822	193,626,780	12,090,042	-
Money Market Funds	65,823,146	65,823,146	-	-
Total Investments in Securities:	$ 731,399,859	$ 595,338,727	$ 136,061,132	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $156,762,594 of which $128,288,484 and $28,474,110 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Capital Appreciation Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $58,946,342) - See accompanying schedule: Unaffiliated issuers (cost $561,735,132)	$ 665,576,713
Fidelity Central Funds (cost $65,823,146)	65,823,146
Total Investments (cost $627,558,278)		$ 731,399,859
Foreign currency held at value (cost $4,958,558)		5,046,563
Receivable for investments sold Regular delivery		18,278,302
Delayed delivery		1,139,214
Receivable for fund shares sold		1,048,838
Dividends receivable		3,265,970
Distributions receivable from Fidelity Central Funds		58,932
Prepaid expenses		593
Other receivables		681,510
Total assets		760,919,781

Liabilities
Payable to custodian bank	$ 235,372
Payable for investments purchased	18,273,509
Payable for fund shares redeemed	515,997
Accrued management fee	422,434
Other affiliated payables	153,181
Other payables and accrued expenses	327,365
Collateral on securities loaned, at value	61,007,423
Total liabilities		80,935,281

Net Assets		$ 679,984,500
Net Assets consist of:
Paid in capital		$ 694,729,138
Undistributed net investment income		1,686,988
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(120,197,522)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		103,765,896
Net Assets, for 48,468,610 shares outstanding		$ 679,984,500
Net Asset Value, offering price and redemption price per share ($679,984,500 ÷ 48,468,610 shares)		$ 14.03

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 5,503,440
Special dividends		1,490,351
Interest		676
Income from Fidelity Central Funds		128,403
Income before foreign taxes withheld		7,122,870
Less foreign taxes withheld		(364,204)
Total income		6,758,666

Expenses
Management fee Basic fee	$ 2,283,624
Performance adjustment	150,663
Transfer agent fees	858,044
Accounting and security lending fees	161,590
Custodian fees and expenses	192,008
Independent trustees' compensation	1,646
Registration fees	22,015
Audit	47,214
Legal	1,169
Interest	1,550
Miscellaneous	3,073
Total expenses before reductions	3,722,596
Expense reductions	(211,912)	3,510,684
Net investment income (loss)		3,247,982
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,934,458
Foreign currency transactions	(265,260)
Total net realized gain (loss)		48,669,198
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $728,452)	28,618,813
Assets and liabilities in foreign currencies	159,089
Total change in net unrealized appreciation (depreciation)		28,777,902
Net gain (loss)		77,447,100
Net increase (decrease) in net assets resulting from operations		$ 80,695,082

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,247,982	$ 5,868,930
Net realized gain (loss)	48,669,198	32,223,756
Change in net unrealized appreciation (depreciation)	28,777,902	58,849,867
Net increase (decrease) in net assets resulting from operations	80,695,082	96,942,553
Distributions to shareholders from net investment income	(7,380,589)	(3,188,361)
Distributions to shareholders from net realized gain	(4,973,519)	(5,465,762)
Total distributions	(12,354,108)	(8,654,123)
Share transactions Proceeds from sales of shares	88,771,300	275,756,138
Reinvestment of distributions	9,861,670	8,469,995
Cost of shares redeemed	(114,133,673)	(201,747,591)
Net increase (decrease) in net assets resulting from share transactions	(15,500,703)	82,478,542
Redemption fees	15,714	31,259
Total increase (decrease) in net assets	52,855,985	170,798,231

Net Assets
Beginning of period	627,128,515	456,330,284
End of period (including undistributed net investment income of $1,686,988 and undistributed net investment income of $5,819,595, respectively)	$ 679,984,500	$ 627,128,515
Other Information Shares
Sold	6,806,580	24,602,735
Issued in reinvestment of distributions	769,704	746,913
Redeemed	(8,764,522)	(18,030,644)
Net increase (decrease)	(1,188,238)	7,319,004

Financial Highlights

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 10.78	$ 7.42	$ 19.30	$ 18.14	$ 17.19
Income from Investment Operations
Net investment income (loss) D	.07 I	.12	.13	.19	.20	.24
Net realized and unrealized gain (loss)	1.58	1.92	3.26	(9.54)	3.80	2.70
Total from investment operations	1.65	2.04	3.39	(9.35)	4.00	2.94
Distributions from net investment income	(.15)	(.07)	(.03)	(.14)	(.20)	(.23)
Distributions from net realized gain	(.10)	(.12)	-	(2.39)	(2.64)	(1.77)
Total distributions	(.25)	(.19)	(.03)	(2.53)	(2.84)	(2.00)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 14.03	$ 12.63	$ 10.78	$ 7.42	$ 19.30	$ 18.14
Total Return B, C	13.24%	19.12%	45.95%	(55.30)%	24.81%	18.26%
Ratios to Average Net Assets E, G
Expenses before reductions	1.15% A	1.04%	.84%	.89%	.85%	.87%
Expenses net of fee waivers, if any	1.15% A	1.04%	.84%	.89%	.85%	.87%
Expenses net of all reductions	1.09% A	.87%	.72%	.72%	.79%	.75%
Net investment income (loss)	1.01% A, I	1.07%	1.49%	1.39%	1.11%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 679,985	$ 627,129	$ 456,330	$ 204,743	$ 747,095	$ 476,147
Portfolio turnover rate F	248% A	480%	387%	387%	138%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share. I Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .54%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity International Capital Appreciation Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 105,825,326
Gross unrealized depreciation	(7,894,311)
Net unrealized appreciation (depreciation) on securities and other investments	$ 97,931,015

Tax cost	$ 633,468,844

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $784,039,026 and $816,466,469, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .75% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .27% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser or Sub-adviser. The commissions paid to these affiliated firms were $12,165 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,820,300.41%		$ 1,550

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,125 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $123,852, including $484 from securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $9,057.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $202,855 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Overseas Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Overseas	.75%
Actual		$ 1,000.00	$ 1,143.70	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class K	.58%
Actual		$ 1,000.00	$ 1,144.90	$ 3.08
HypotheticalA		$ 1,000.00	$ 1,021.92	$ 2.91
Class F	.52%
Actual		$ 1,000.00	$ 1,145.20	$ 2.77
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Overseas Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
France	21.7%
Germany	14.6%
United Kingdom	14.5%
Japan	14.2%
Switzerland	5.5%
Italy	3.9%
United States of America	3.4%
Cayman Islands	3.0%
Norway	2.4%
Other	16.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Japan	18.1%
France	18.1%
Germany	16.1%
United Kingdom	12.7%
United States of America	5.5%
Italy	4.8%
Switzerland	3.7%
Australia	2.6%
Bailiwick of Jersey	2.5%
Other	15.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.6	98.6
Short-Term Investments and Net Other Assets	2.4	1.4
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Pernod-Ricard SA (France, Beverages)	5.7	5.3
Christian Dior SA (France, Textiles, Apparel & Luxury Goods)	4.0	0.6
Transocean Ltd. (Switzerland, Energy Equipment & Services)	3.1	0.6
SAP AG (Germany, Software)	2.9	5.1
PPR SA (France, Multiline Retail)	2.6	1.1
Mazda Motor Corp. (Japan, Automobiles)	2.6	3.4
Alstom SA (France, Electrical Equipment)	2.4	1.2
Saipem SpA (Italy, Energy Equipment & Services)	2.3	0.7
Imperial Tobacco Group PLC (United Kingdom, Tobacco)	1.9	1.0
Japan Tobacco, Inc. (Japan, Tobacco)	1.8	3.2
	29.3
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.6	22.1
Energy	14.6	8.3
Financials	13.7	17.4
Materials	12.6	7.8
Consumer Staples	12.1	12.4
Industrials	10.8	11.1
Information Technology	7.6	11.2
Telecommunication Services	2.2	4.5
Health Care	2.1	2.6
Utilities	1.3	1.2

Semiannual Report

Fidelity Overseas Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Australia - 1.3%
Newcrest Mining Ltd.	1,526,259	$ 69,368,357
Austria - 1.0%
Erste Bank AG (d)	455,600	23,025,361
Wienerberger AG	1,380,518	29,517,024
TOTAL AUSTRIA		52,542,385
Bailiwick of Guernsey - 0.7%
Resolution Ltd.	7,537,700	38,112,879
Bailiwick of Jersey - 2.3%
Charter International PLC	1,557,500	21,359,530
United Business Media Ltd.	3,846,100	38,804,134
WPP PLC	4,941,867	64,732,782
TOTAL BAILIWICK OF JERSEY		124,896,446
Bermuda - 0.5%
GOME Electrical Appliances Holdings Ltd. (a)	68,412,000	24,576,630
Brazil - 1.2%
Centrais Eletricas Brasileiras SA (Electrobras) sponsored ADR (d)	4,352,700	64,507,014
British Virgin Islands - 0.5%
Camelot Information Systems, Inc. ADR	1,344,000	25,939,200
Canada - 2.3%
Goldcorp, Inc.	829,400	46,366,099
Harry Winston Diamond Corp. (a)	1,129,674	19,223,921
Niko Resources Ltd.	341,600	28,866,843
Pan American Silver Corp.	402,000	14,504,161
Talisman Energy, Inc.	724,000	17,485,889
TOTAL CANADA		126,446,913
Cayman Islands - 3.0%
3SBio, Inc. sponsored ADR (a)	900,000	16,191,000
China Lodging Group Ltd. ADR (a)(d)	1,218,200	26,666,398
China Medical System Holding Ltd.	12,555,400	13,337,374
China Shanshui Cement Group Ltd.	9,541,000	10,688,063
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	2,259,600	24,268,104
Mindray Medical International Ltd. sponsored ADR (d)	369,500	9,876,735
Minth Group Ltd.	15,794,000	24,281,880
Yingde Gases Group Co. Ltd. (a)	38,733,600	35,310,751
TOTAL CAYMAN ISLANDS		160,620,305
China - 0.5%
China Merchants Bank Co. Ltd. (H Shares)	9,785,500	25,199,902
Denmark - 0.3%
A.P. Moller - Maersk A/S Series B	1,800	18,232,736
France - 21.7%
Accor SA	441,768	19,630,403
Alstom SA	1,967,243	130,818,658
AXA SA (d)	1,017,837	22,840,446

	Shares	Value
BNP Paribas SA	692,026	$ 54,767,295
Carrefour SA	1,061,518	50,329,978
Christian Dior SA	1,368,302	219,596,080
L'Oreal SA	676,300	85,758,582
Laurent-Perrier Group	89,221	11,391,687
Pernod-Ricard SA	3,063,367	307,911,977
PPR SA	793,469	141,915,820
Safran SA (d)	1,370,700	53,193,358
Societe Generale Series A	477,208	31,920,917
Total SA	811,100	51,945,725
TOTAL FRANCE		1,182,020,926
Germany - 11.8%
Allianz AG (d)	236,872	37,295,866
BASF AG (d)	818,789	84,167,645
Deutsche Boerse AG	508,492	42,253,306
Fresenius Medical Care AG & Co. KGaA	958,900	75,362,322
HeidelbergCement AG (d)	737,729	56,417,351
Linde AG	445,802	80,295,146
Munich Re Group	129,625	21,398,461
SAP AG	2,431,902	156,692,797
Siemens AG	596,781	86,821,768
TOTAL GERMANY		640,704,662
Hong Kong - 0.6%
China Unicom (Hong Kong) Ltd. sponsored ADR	1,033,000	21,135,180
Emperor Watch & Jewellery Ltd.	92,650,000	13,361,318
TOTAL HONG KONG		34,496,498
India - 0.8%
Bharti Airtel Ltd.	2,628,490	22,572,763
Infrastructure Development Finance Co. Ltd.	7,166,441	23,529,181
TOTAL INDIA		46,101,944
Ireland - 0.4%
CRH PLC sponsored ADR (d)	775,700	19,353,715
Italy - 3.9%
Assicurazioni Generali SpA	758,700	18,182,865
Fiat Industrial SpA (a)	2,394,400	35,572,251
Intesa Sanpaolo SpA	10,008,917	33,238,116
Saipem SpA	2,202,256	125,031,755
TOTAL ITALY		212,024,987
Japan - 14.2%
Elpida Memory, Inc. (a)(d)	1,787,900	26,786,527
Hitachi Ltd.	7,254,000	39,367,892
Honda Motor Co. Ltd. sponsored ADR	633,200	24,283,220
Japan Tobacco, Inc.	24,574	95,490,103
Kenedix, Inc. (a)	71,644	13,088,901
Keyence Corp.	110,000	29,064,773
Komatsu Ltd.	675,100	23,800,684
Mazda Motor Corp.	61,015,000	140,090,780
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Corp.	2,728,800	$ 74,016,867
Mitsubishi UFJ Financial Group, Inc.	4,738,900	22,741,966
Mitsui & Co. Ltd.	1,964,600	34,955,923
NOK Corp.	729,400	12,465,922
Rakuten, Inc.	33,758	31,342,143
SOFTBANK CORP.	1,147,700	48,423,321
Sumitomo Mitsui Financial Group, Inc.	551,300	17,122,299
Tokyo Electric Power Co.	1,387,700	7,441,204
Tokyo Electron Ltd.	1,234,800	71,478,759
Toshiba Corp.	8,549,000	45,516,906
Toto Ltd.	2,054,000	16,126,223
TOTAL JAPAN		773,604,413
Netherlands - 1.6%
AEGON NV (a)	3,088,300	24,547,961
Akzo Nobel NV	318,894	24,769,814
ING Groep NV (Certificaten Van Aandelen) (a)	2,713,000	35,742,909
TOTAL NETHERLANDS		85,060,684
Norway - 2.4%
Aker Drilling ASA (a)	4,641,300	15,924,100
Aker Solutions ASA (d)	3,388,500	81,768,106
Sevan Drilling ASA	9,974,800	15,210,270
Sevan Marine ASA (a)(d)	24,336,552	17,200,517
TOTAL NORWAY		130,102,993
Russia - 1.0%
OAO Gazprom sponsored ADR	3,196,800	54,537,408
Spain - 1.3%
Banco Bilbao Vizcaya Argentaria SA	3,019,012	38,673,415
Inditex SA	376,925	33,799,562
TOTAL SPAIN		72,472,977
Sweden - 0.5%
H&M Hennes & Mauritz AB (B Shares) (d)	829,986	29,321,091
Switzerland - 5.5%
The Swatch Group AG (Bearer)	161,030	79,198,133
Transocean Ltd. (United States) (a)	2,345,400	170,627,850
UBS AG (a)	2,445,433	48,930,908
TOTAL SWITZERLAND		298,756,891
United Kingdom - 14.5%
Anglo American PLC (United Kingdom)	1,109,700	57,842,926
Barclays PLC	8,121,446	38,610,631
BG Group PLC	2,023,824	51,841,434
BP PLC	9,186,600	70,622,082
HSBC Holdings PLC sponsored ADR	1,033,164	56,276,443
Imperial Tobacco Group PLC	2,985,362	105,070,795
ITV PLC (a)	13,192,930	16,759,496
Lloyds Banking Group PLC (a)	36,624,310	36,363,830
Man Group PLC	7,283,216	30,378,213

	Shares	Value
Misys PLC	4,517,537	$ 23,815,472
Prudential PLC	1,271,624	16,452,025
Rio Tinto PLC	929,210	67,802,134
Rolls-Royce Group PLC	2,506,400	26,857,620
Rolls-Royce Group (C Shares)	165,100,800	275,784
Royal Dutch Shell PLC Class B sponsored ADR	1,213,200	95,066,352
Xstrata PLC	3,718,100	94,496,018
TOTAL UNITED KINGDOM		788,531,255
United States of America - 1.0%
Fluor Corp.	234,600	16,407,924
NII Holdings, Inc. (a)	666,800	27,725,544
Viad Corp.	459,600	11,402,676
TOTAL UNITED STATES OF AMERICA		55,536,144
TOTAL COMMON STOCKS (Cost $4,671,895,499)		5,153,069,355
Nonconvertible Preferred Stocks - 2.8%

Germany - 2.8%
Porsche Automobil Holding SE (United States)	999,250	72,420,760
Volkswagen AG (d)	402,368	79,266,336
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $107,582,475)		151,687,096
Money Market Funds - 11.2%

Fidelity Cash Central Fund, 0.13% (b)	115,497,574	115,497,574
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	494,835,992	494,835,992
TOTAL MONEY MARKET FUNDS (Cost $610,333,566)		610,333,566
TOTAL INVESTMENT PORTFOLIO - 108.8% (Cost $5,389,811,540)	5,915,090,017
NET OTHER ASSETS (LIABILITIES) - (8.8)%	(478,347,935)
NET ASSETS - 100%	$ 5,436,742,082
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 115,601
Fidelity Securities Lending Cash Central Fund	2,052,195
Total	$ 2,167,796
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bulgari SpA	$ 203,182,267	$ -	$ 281,121,110	$ -	$ -
Total	$ 203,182,267	$ -	$ 281,121,110	$ -	$ -
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
France	$ 1,182,020,926	$ 1,130,075,201	$ 51,945,725	$ -
Germany	792,391,758	792,391,758	-	-
United Kingdom	788,531,255	558,680,553	229,850,702	-
Japan	773,604,413	24,283,220	749,321,193	-
Switzerland	298,756,891	249,825,983	48,930,908	-
Italy	212,024,987	212,024,987	-	-
Cayman Islands	160,620,305	160,620,305	-	-
Norway	130,102,993	114,892,723	15,210,270	-
Canada	126,446,913	126,446,913	-	-
Other	840,256,010	676,558,943	163,697,067	-
Money Market Funds	610,333,566	610,333,566	-	-
Total Investments in Securities:	$ 5,915,090,017	$ 4,656,134,152	$ 1,258,955,865	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $1,637,677,232 of which $697,957,467 and $939,719,765 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Overseas Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $475,882,712) - See accompanying schedule: Unaffiliated issuers (cost $4,779,477,974)	$ 5,304,756,451
Fidelity Central Funds (cost $610,333,566)	610,333,566
Total Investments (cost $5,389,811,540)		$ 5,915,090,017
Receivable for investments sold		55,351,820
Receivable for fund shares sold		6,234,031
Dividends receivable		20,686,169
Distributions receivable from Fidelity Central Funds		821,404
Prepaid expenses		6,823
Other receivables		712,410
Total assets		5,998,902,674

Liabilities
Payable for investments purchased	$ 56,463,845
Payable for fund shares redeemed	7,022,415
Accrued management fee	2,177,588
Other affiliated payables	975,991
Other payables and accrued expenses	684,761
Collateral on securities loaned, at value	494,835,992
Total liabilities		562,160,592

Net Assets		$ 5,436,742,082
Net Assets consist of:
Paid in capital		$ 6,099,036,464
Undistributed net investment income		20,841,110
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,209,002,516)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		525,867,024
Net Assets		$ 5,436,742,082
Overseas: Net Asset Value, offering price and redemption price per share ($4,453,318,158 ÷ 125,222,005 shares)		$ 35.56

Class K: Net Asset Value, offering price and redemption price per share ($349,687,820 ÷ 9,837,611 shares)		$ 35.55

Class F: Net Asset Value, offering price and redemption price per share ($633,736,104 ÷ 17,836,752 shares)		$ 35.53

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 47,762,720
Interest		341
Income from Fidelity Central Funds		2,167,796
Income before foreign taxes withheld		49,930,857
Less foreign taxes withheld		(3,307,882)
Total income		46,622,975

Expenses
Management fee Basic fee	$ 20,601,284
Performance adjustment	(6,536,261)
Transfer agent fees	5,477,173
Accounting and security lending fees	819,755
Custodian fees and expenses	581,987
Independent trustees' compensation	15,576
Appreciation in deferred trustee compensation account	192
Registration fees	39,086
Audit	53,802
Legal	20,876
Interest	4,832
Miscellaneous	33,433
Total expenses before reductions	21,111,735
Expense reductions	(1,633,548)	19,478,187
Net investment income (loss)		27,144,788
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	390,356,117
Other affiliated issuers	128,743,195
Foreign currency transactions	464,356
Total net realized gain (loss)		519,563,668
Change in net unrealized appreciation (depreciation) on: Investment securities	235,292,110
Assets and liabilities in foreign currencies	(259,352)
Total change in net unrealized appreciation (depreciation)		235,032,758
Net gain (loss)		754,596,426
Net increase (decrease) in net assets resulting from operations		$ 781,741,214

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Overseas Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,144,788	$ 98,164,015
Net realized gain (loss)	519,563,668	180,555,258
Change in net unrealized appreciation (depreciation)	235,032,758	94,849,228
Net increase (decrease) in net assets resulting from operations	781,741,214	373,568,501
Distributions to shareholders from net investment income	(92,196,839)	(108,455,793)
Distributions to shareholders from net realized gain	-	(2,308,848)
Total distributions	(92,196,839)	(110,764,641)
Share transactions - net increase (decrease)	(1,765,538,248)	(771,649,789)
Redemption fees	47,267	54,523
Total increase (decrease) in net assets	(1,075,946,606)	(508,791,406)

Net Assets
Beginning of period	6,512,688,688	7,021,480,094
End of period (including undistributed net investment income of $20,841,110 and undistributed net investment income of $85,893,161, respectively)	$ 5,436,742,082	$ 6,512,688,688

Financial Highlights - Overseas

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.56	$ 30.13	$ 25.43	$ 58.39	$ 47.08	$ 37.65
Income from Investment Operations
Net investment income (loss) D	.15	.42	.52	.55	.70	.63
Net realized and unrealized gain (loss)	4.33	1.49	4.55	(27.19)	15.80	9.37
Total from investment operations	4.48	1.91	5.07	(26.64)	16.50	10.00
Distributions from net investment income	(.48)	(.47)	(.37)	(.57)	(.55)	(.41)
Distributions from net realized gain	-	(.01)	-	(5.75)	(4.64)	(.16)
Total distributions	(.48)	(.48)	(.37)	(6.32)	(5.19)	(.57)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 35.56	$ 31.56	$ 30.13	$ 25.43	$ 58.39	$ 47.08
Total Return B, C	14.37%	6.33%	20.44%	(50.88)%	38.79%	26.83%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.89%	1.02%	1.13%	.95%	1.00%
Expenses net of fee waivers, if any	.75% A	.89%	1.02%	1.13%	.95%	1.00%
Expenses net of all reductions	.70% A	.85%	.98%	1.10%	.91%	.90%
Net investment income (loss)	.90% A	1.41%	2.01%	1.33%	1.43%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,453,318	$ 5,548,689	$ 6,602,017	$ 5,464,901	$ 9,543,353	$ 7,217,287
Portfolio turnover rate F	81% A	111%	115%	113%	87%	132%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.59	$ 30.16	$ 25.45	$ 45.00
Income from Investment Operations
Net investment income (loss) D	.18	.47	.59	.13
Net realized and unrealized gain (loss)	4.33	1.50	4.54	(19.68)
Total from investment operations	4.51	1.97	5.13	(19.55)
Distributions from net investment income	(.55)	(.53)	(.42)	-
Distributions from net realized gain	-	(.01)	-	-
Total distributions	(.55)	(.54)	(.42)	-
Redemption fees added to paid in capital D,I	-	-	-	-
Net asset value, end of period	$ 35.55	$ 31.59	$ 30.16	$ 25.45
Total Return B, C	14.49%	6.55%	20.73%	(43.44)%
Ratios to Average Net Assets E, H
Expenses before reductions	.59% A	.69%	.78%	.96% A
Expenses net of fee waivers, if any	.58% A	.69%	.78%	.96% A
Expenses net of all reductions	.53% A	.66%	.74%	.93% A
Net investment income (loss)	1.07% A	1.60%	2.25%	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 349,688	$ 368,004	$ 383,048	$ 44,277
Portfolio turnover rate F	81% A	111%	115%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class F

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.58	$ 30.15	$ 26.62
Income from Investment Operations
Net investment income (loss) D	.18	.48	.07
Net realized and unrealized gain (loss)	4.34	1.51	3.46
Total from investment operations	4.52	1.99	3.53
Distributions from net investment income	(.57)	(.55)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	(.57)	(.56)	-
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 35.53	$ 31.58	$ 30.15
Total Return B, C	14.52%	6.60%	13.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.64%	.68% A
Expenses net of fee waivers, if any	.52% A	.64%	.68% A
Expenses net of all reductions	.48% A	.60%	.64% A
Net investment income (loss)	1.12% A	1.66%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 633,736	$ 595,995	$ 36,415
Portfolio turnover rate F	81% A	111%	115%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return.. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 754,157,307
Gross unrealized depreciation	(299,072,765)
Net unrealized appreciation (depreciation) on securities and other investments	$ 455,084,542

Tax cost	$ 5,460,005,475

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,276,567,642 and $4,147,214,918, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Overseas	$ 5,383,176.22
Class K	93,997.05
	$ 5,477,173

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,364 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 29,949,615.45%		$ 4,832

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,517 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in

Semiannual Report

7. Security Lending - continued

recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component income from Fidelity Central Funds. Total security lending income during the period amounted to $2,052,195. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $375,674.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,257,754 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $120.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Overseas	$ 75,897,727	$ 100,374,591
Class K	6,408,873	6,711,130
Class F	9,890,239	1,370,072
Total	$ 92,196,839	$ 108,455,793
From net realized gain
Overseas	$ -	$ 2,158,312
Class K	-	126,111
Class F	-	24,425
Total	$ -	$ 2,308,848

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Overseas
Shares sold	7,415,219	36,113,789	$ 241,002,165	$ 1,067,886,397
Reinvestment of distributions	2,356,512	3,238,247	75,196,294	101,747,555
Shares redeemed	(60,363,868)	(82,678,886)	(1,981,056,572)	(2,430,908,864)
Net increase (decrease)	(50,592,137)	(43,326,850)	$ (1,664,858,113)	$ (1,261,274,912)
Class K
Shares sold	1,311,548	5,090,117	$ 42,456,629	$ 151,156,491
Reinvestment of distributions	201,094	217,803	6,408,873	6,837,242
Shares redeemed	(3,325,073)	(6,358,836)	(109,395,857)	(189,093,826)
Net increase (decrease)	(1,812,431)	(1,050,916)	$ (60,530,355)	$ (31,100,093)
Class F
Shares sold	7,986,853	22,173,982	$ 260,105,001	$ 652,570,206
Reinvestment of distributions	310,526	44,465	9,890,239	1,394,498
Shares redeemed	(9,331,024)	(4,555,729)	(310,145,020)	(133,239,488)
Net increase (decrease)	(1,033,645)	17,662,718	$ (40,149,780)	$ 520,725,216

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 47% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Worldwide Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.43%
Actual		$ 1,000.00	$ 1,176.70	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.15
Class T	1.62%
Actual		$ 1,000.00	$ 1,175.20	$ 8.74
HypotheticalA		$ 1,000.00	$ 1,016.76	$ 8.10
Class B	2.18%
Actual		$ 1,000.00	$ 1,172.50	$ 11.74
HypotheticalA		$ 1,000.00	$ 1,013.98	$ 10.89
Class C	2.18%
Actual		$ 1,000.00	$ 1,172.20	$ 11.74
HypotheticalA		$ 1,000.00	$ 1,013.98	$ 10.89
Worldwide	1.11%
Actual		$ 1,000.00	$ 1,178.80	$ 6.00
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56
Institutional Class	1.18%
Actual		$ 1,000.00	$ 1,178.10	$ 6.37
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Worldwide Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United States of America	48.4%
United Kingdom	9.9%
Japan	7.4%
France	5.9%
Germany	4.1%
Canada	3.2%
Switzerland	2.4%
Netherlands	2.1%
Australia	1.9%
Other	14.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United States of America	47.3%
United Kingdom	10.6%
Japan	6.1%
Germany	4.5%
France	4.4%
Switzerland	3.9%
Spain	1.9%
Denmark	1.9%
India	1.7%
Other	17.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.8	98.2
Bonds	0.1	0.2
Short-Term Investments and Net Other Assets	5.1	1.6
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Estee Lauder Companies, Inc. Class A (United States of America, Personal Products)	2.0	1.9
Lincoln National Corp. (United States of America, Insurance)	1.9	0.0
Alcatel-Lucent SA sponsored ADR (France, Communications Equipment)	1.8	0.0
Exxon Mobil Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.8	2.0
Apple, Inc. (United States of America, Computers & Peripherals)	1.3	1.8
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	0.9
Perrigo Co. (United States of America, Pharmaceuticals)	1.2	1.5
Intuit, Inc. (United States of America, Software)	1.1	0.0
Bayerische Motoren Werke AG (BMW) (Germany, Automobiles)	1.1	0.8
Edwards Lifesciences Corp. (United States of America, Health Care Equipment & Supplies)	1.1	1.3
	14.6
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	15.6	15.6
Consumer Discretionary	14.7	17.1
Financials	14.2	13.5
Energy	12.6	8.4
Health Care	12.1	10.3
Industrials	9.5	17.0
Consumer Staples	7.2	7.0
Materials	5.0	6.3
Telecommunication Services	3.0	3.0
Utilities	1.0	0.2

Semiannual Report

Fidelity Worldwide Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
Australia - 1.9%
Australia & New Zealand Banking Group Ltd.	244,941	$ 6,507,640
carsales.com Ltd.	165,918	933,296
Commonwealth Bank of Australia	73,520	4,329,814
CSL Ltd.	33,746	1,271,036
JB Hi-Fi Ltd.	54,464	1,129,301
Macquarie Group Ltd.	78,951	3,043,793
Mirabela Nickel Ltd. (a)	252,969	546,440
Newcrest Mining Ltd.	92,133	4,187,438
QBE Insurance Group Ltd.	81,271	1,667,316
Wesfarmers Ltd.	61,452	2,243,825
TOTAL AUSTRALIA		25,859,899
Bailiwick of Guernsey - 0.1%
Ashmore Global Opportunities Ltd.	80,500	648,025
Bailiwick of Jersey - 1.0%
Charter International PLC	74,700	1,024,435
Experian PLC	176,600	2,379,116
Shire PLC	132,800	4,121,246
Shire PLC sponsored ADR	65,000	6,058,650
TOTAL BAILIWICK OF JERSEY		13,583,447
Belgium - 0.1%
Ageas	37,700	114,419
Anheuser-Busch InBev SA NV (d)	26,911	1,717,463
TOTAL BELGIUM		1,831,882
Bermuda - 0.4%
Huabao International Holdings Ltd.	500,000	741,666
Li & Fung Ltd.	258,000	1,318,852
Noble Group Ltd.	1,474,363	2,686,025
TOTAL BERMUDA		4,746,543
Brazil - 0.6%
Arezzo Industria e Comercio SA	51,200	793,725
Diagnosticos da America SA	40,000	535,181
Drogasil SA	185,800	1,334,482
International Meal Comp Holdings SA	74,000	736,096
Souza Cruz Industria Comerico	199,500	2,243,155
TIM Participacoes SA sponsored ADR (non-vtg.)	49,000	2,311,820
TOTAL BRAZIL		7,954,459
British Virgin Islands - 0.3%
Arcos Dorados Holdings, Inc.	126,500	2,786,795
HLS Systems International Ltd. (a)(d)	93,600	1,124,136
TOTAL BRITISH VIRGIN ISLANDS		3,910,931
Canada - 3.2%
Bombardier, Inc. Class B (sub. vtg.)	836,700	6,234,790
Canadian Natural Resources Ltd.	43,200	2,032,377
First Quantum Minerals Ltd.	18,800	2,679,214
Gildan Activewear, Inc.	36,000	1,340,915
Grande Cache Coal Corp. (a)	159,700	1,362,202

	Shares	Value
InterOil Corp. (a)	21,800	$ 1,386,480
Keyera Corp.	200,000	8,295,106
Kodiak Oil & Gas Corp. (a)(d)	475,000	3,334,500
Open Text Corp. (a)	41,800	2,560,753
Pan American Silver Corp.	13,400	483,472
Petrobank Energy & Resources Ltd.	46,800	990,314
Petrominerales Ltd.	28,744	1,100,117
SunOpta, Inc. (a)	50,000	353,000
Trinidad Drilling Ltd.	183,400	2,101,317
Valeant Pharmaceuticals International, Inc. (Canada)	160,000	8,438,854
TOTAL CANADA		42,693,411
Cayman Islands - 0.7%
Bosideng International Holdings Ltd.	2,392,000	757,674
China Automation Group Ltd.	767,000	671,568
Ctrip.com International Ltd. sponsored ADR (a)	27,200	1,325,184
Hengdeli Holdings Ltd.	2,720,000	1,628,575
Herbalife Ltd.	26,000	2,334,280
Mongolian Mining Corp.	1,526,000	1,788,059
Shenguan Holdings Group Ltd.	956,000	1,270,350
TOTAL CAYMAN ISLANDS		9,775,690
China - 0.5%
Baidu.com, Inc. sponsored ADR (a)	21,000	3,118,920
SINA Corp. (a)	18,600	2,506,350
Zhaojin Mining Industry Co. Ltd. (H Shares)	255,500	1,182,703
TOTAL CHINA		6,807,973
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	1,232,268	22,128
Denmark - 1.7%
Carlsberg A/S Series B	34,800	4,133,230
Novo Nordisk A/S Series B	108,116	13,687,309
William Demant Holding A/S (a)	58,200	5,425,943
TOTAL DENMARK		23,246,482
Finland - 0.2%
Nokian Tyres PLC	49,800	2,581,732
France - 5.9%
Alcatel-Lucent SA sponsored ADR (a)(d)	3,711,400	24,272,556
Alstom SA	59,735	3,972,286
Arkema SA	26,330	2,743,650
Atos Origin SA (a)	76,408	4,708,668
AXA SA (d)	180,237	4,044,551
BNP Paribas SA	92,588	7,327,462
Club Mediterranee SA (a)	26,800	624,619
Compagnie Generale de Geophysique SA (a)	75,000	2,642,179
Danone	33,600	2,461,292
Iliad Group SA	27,158	3,491,252
JC Decaux SA (a)	37,500	1,310,307
L'Oreal SA	19,900	2,523,430
Common Stocks - continued
	Shares	Value
France - continued
LVMH Moet Hennessy - Louis Vuitton	26,703	$ 4,795,739
Pernod-Ricard SA	17,814	1,790,561
PPR SA	21,450	3,836,438
Sanofi-Aventis	15,104	1,195,024
Schneider Electric SA	32,065	5,666,115
Unibail-Rodamco	6,389	1,494,742
TOTAL FRANCE		78,900,871
Germany - 3.4%
Bayerische Motoren Werke AG (BMW)	153,904	14,514,379
Fresenius Medical Care AG & Co. KGaA	52,700	4,141,823
GEA Group AG	110,697	4,048,281
HeidelbergCement AG	11,766	899,797
Kabel Deutschland Holding AG (a)	91,800	5,737,430
MAN SE	31,222	4,351,289
Metro AG	23,500	1,724,920
Siemens AG	66,879	9,729,789
TOTAL GERMANY		45,147,708
Hong Kong - 0.7%
AIA Group Ltd.	543,200	1,829,015
I.T Ltd.	798,000	642,198
Techtronic Industries Co. Ltd.	3,575,500	4,880,097
Wharf Holdings Ltd.	264,000	1,930,804
TOTAL HONG KONG		9,282,114
India - 0.3%
Shriram Transport Finance Co. Ltd.	41,265	722,545
State Bank of India	21,822	1,382,939
The Jammu & Kashmir Bank Ltd.	30,114	549,340
Titan Industries Ltd.	8,771	798,636
TOTAL INDIA		3,453,460
Indonesia - 0.3%
PT Sarana Menara Nusantara (a)	913,000	1,119,396
PT Tower Bersama Infrastructure Tbk	3,992,500	1,130,526
PT XL Axiata Tbk	1,646,500	1,307,358
TOTAL INDONESIA		3,557,280
Ireland - 1.1%
Accenture PLC Class A	34,200	1,953,846
Covidien PLC	136,000	7,573,840
Ingersoll-Rand Co. Ltd.	64,300	3,247,150
James Hardie Industries NV CDI (a)	297,856	1,926,935
TOTAL IRELAND		14,701,771
Israel - 0.1%
Israel Chemicals Ltd.	81,400	1,430,681
Italy - 0.8%
Intesa Sanpaolo SpA	201,619	669,547
Intesa Sanpaolo SpA (Risparmio Shares)	749,700	2,149,842

	Shares	Value
Prysmian SpA (d)	104,600	$ 2,468,091
Saipem SpA	102,206	5,802,684
TOTAL ITALY		11,090,164
Japan - 7.4%
ABC-Mart, Inc.	84,500	3,165,651
Asahi Glass Co. Ltd.	136,000	1,726,486
Asics Corp.	157,000	2,270,223
Canon, Inc.	107,550	5,064,180
Cosmos Pharmaceutical Corp.	47,300	2,095,390
Credit Saison Co. Ltd.	76,100	1,275,913
DeNA Co. Ltd.	46,400	1,741,650
Denso Corp.	86,400	2,891,145
Digital Garage, Inc. (a)	268	1,473,219
Don Quijote Co. Ltd.	84,700	3,171,819
Fanuc Ltd.	25,700	4,301,635
Honda Motor Co. Ltd.	36,900	1,418,413
Japan Tobacco, Inc.	749	2,910,478
JSR Corp.	126,300	2,656,777
Kakaku.com, Inc.	336	1,936,070
Keyence Corp.	10,400	2,747,942
Misumi Group, Inc.	70,500	1,777,542
Mitsubishi Corp.	195,100	5,291,956
Mitsubishi Estate Co. Ltd.	122,000	2,134,711
Mitsubishi UFJ Financial Group, Inc.	837,800	4,020,600
Mitsui & Co. Ltd.	120,900	2,151,161
Murata Manufacturing Co. Ltd.	27,700	2,000,368
Nichi-iko Pharmaceutical Co. Ltd.	16,900	436,782
Nitto Denko Corp.	11,800	631,887
Omron Corp.	75,900	2,087,346
ORIX Corp.	66,920	6,573,754
Osaka Securities Exchange Co. Ltd.	101	515,802
Otsuka Holdings Co. Ltd.	53,400	1,441,142
Rakuten, Inc.	3,737	3,469,565
SMC Corp.	8,000	1,461,224
SOFTBANK CORP.	220,500	9,303,252
Sony Financial Holdings, Inc.	76,200	1,416,113
Start Today Co. Ltd.	162,500	2,840,531
Sumitomo Mitsui Financial Group, Inc.	91,400	2,838,705
Tokyo Electron Ltd.	54,300	3,143,259
Toyota Motor Corp.	84,600	3,374,375
Yahoo! Japan Corp.	3,971	1,460,538
TOTAL JAPAN		99,217,604
Korea (South) - 0.8%
Fila Korea Ltd.	4,710	313,853
Hynix Semiconductor, Inc.	126,990	4,017,089
Hyundai Motor Co.	8,720	2,011,679
Orion Corp.	3,286	1,277,803
Samsung Electronics Co. Ltd.	1,927	1,610,492
Shinhan Financial Group Co. Ltd.	22,350	1,098,151
TOTAL KOREA (SOUTH)		10,329,067
Common Stocks - continued
	Shares	Value
Luxembourg - 0.1%
Millicom International Cellular SA	15,000	$ 1,625,100
Mexico - 0.2%
Wal-Mart de Mexico SA de CV Series V	1,042,400	3,265,565
Netherlands - 2.1%
AEGON NV (a)	292,700	2,326,584
Gemalto NV	57,281	2,936,048
ING Groep NV (Certificaten Van Aandelen) (a)	539,800	7,111,693
Koninklijke KPN NV	168,340	2,671,734
Koninklijke Philips Electronics NV	77,781	2,303,798
LyondellBasell Industries NV Class A	244,000	10,858,000
TOTAL NETHERLANDS		28,207,857
Norway - 0.6%
Aker Solutions ASA	130,200	3,141,864
DnB NOR ASA	270,800	4,402,916
TOTAL NORWAY		7,544,780
Philippines - 0.1%
Alliance Global Group, Inc.	6,500,000	1,800,958
Poland - 0.2%
Eurocash SA	232,100	2,841,630
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	279,659	1,124,304
Singapore - 0.3%
Avago Technologies Ltd.	42,000	1,405,320
Keppel Corp. Ltd.	257,400	2,502,398
TOTAL SINGAPORE		3,907,718
South Africa - 0.4%
AngloGold Ashanti Ltd. sponsored ADR	44,700	2,278,806
Clicks Group Ltd.	176,914	1,182,344
Sanlam Ltd.	311,800	1,336,676
TOTAL SOUTH AFRICA		4,797,826
Spain - 1.2%
Antena 3 Television SA	118,200	1,095,987
Banco Bilbao Vizcaya Argentaria SA	189,135	2,422,811
Banco Santander SA	383,649	4,899,546
Gestevision Telecinco SA	128,320	1,442,043
Prosegur Compania de Seguridad SA (Reg.)	25,800	1,576,367
Telefonica SA	147,643	3,966,587
TOTAL SPAIN		15,403,341
Sweden - 0.9%
Elekta AB (B Shares)	105,700	4,816,709
Medivir AB (B Shares) (a)	34,000	789,030
Swedbank AB (A Shares)	195,000	3,697,692
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	133,000	2,021,600
TOTAL SWEDEN		11,325,031

	Shares	Value
Switzerland - 2.4%
Compagnie Financiere Richemont SA Series A	16,640	$ 1,075,162
Foster Wheeler AG (a)	25,400	903,478
Kuehne & Nagel International AG	10,620	1,696,450
Nestle SA	84,667	5,255,294
Partners Group Holding	12,748	2,706,823
Schindler Holding AG (participation certificate)	31,036	4,014,250
The Swatch Group AG (Bearer)	5,440	2,675,513
Transocean Ltd. (United States) (a)	47,100	3,426,525
UBS AG (a)	209,530	4,192,506
Zurich Financial Services AG	19,138	5,375,408
TOTAL SWITZERLAND		31,321,409
Taiwan - 0.5%
HTC Corp.	126,150	5,717,100
WPG Holding Co. Ltd.	255,000	470,263
TOTAL TAIWAN		6,187,363
Turkey - 0.1%
Boyner Buyuk Magazacilik AS (a)	514,000	1,426,088
United Kingdom - 9.9%
Aberdeen Asset Management PLC	474,742	1,815,991
Anglo American PLC (United Kingdom)	68,818	3,587,127
ARM Holdings PLC sponsored ADR	24,000	755,040
Ashmore Group PLC	123,500	769,684
Autonomy Corp. PLC (a)	74,900	2,014,319
Aviva PLC	363,200	2,718,267
Barclays PLC	1,108,831	5,271,557
BG Group PLC	234,490	6,006,598
BHP Billiton PLC	261,599	11,060,749
BP PLC	429,900	3,304,861
British American Tobacco PLC (United Kingdom)	77,700	3,395,367
British Land Co. PLC	332,855	3,338,786
Burberry Group PLC	132,500	2,866,198
Carphone Warehouse Group PLC (a)	852,279	5,662,555
Cookson Group PLC	53,870	643,839
GlaxoSmithKline PLC	343,200	7,497,442
HSBC Holdings PLC (United Kingdom)	668,309	7,290,069
Imperial Tobacco Group PLC	85,378	3,004,907
InterContinental Hotel Group PLC	130,378	2,862,252
International Personal Finance PLC	517,515	3,176,880
International Power PLC	213,071	1,176,651
Jazztel PLC (a)	175,600	1,074,208
Jupiter Fund Management PLC	122,700	627,377
Legal & General Group PLC	1,800,381	3,693,034
Lloyds Banking Group PLC (a)	2,775,954	2,756,211
Micro Focus International PLC	116,800	724,807
Ocado Group PLC (a)(d)	898,900	3,399,447
Reckitt Benckiser Group PLC	19,141	1,062,787
Rio Tinto PLC	49,140	3,585,623
Royal Dutch Shell PLC Class B	444,302	17,285,960
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Schroders PLC	35,000	$ 1,109,647
SuperGroup PLC (a)	65,400	1,732,612
Ultra Electronics Holdings PLC	32,400	935,210
Vodafone Group PLC	2,115,200	6,114,810
Vodafone Group PLC sponsored ADR	47,212	1,374,813
Wolseley PLC	106,760	3,866,236
Xstrata PLC	174,500	4,434,941
TOTAL UNITED KINGDOM		131,996,862
United States of America - 43.1%
AboveNet, Inc.	70,800	4,725,900
Acorda Therapeutics, Inc. (a)	50,000	1,402,000
Affiliated Managers Group, Inc. (a)	59,000	6,435,720
Agilent Technologies, Inc. (a)	149,000	7,436,590
Air Lease Corp. Class A	32,600	899,760
Altera Corp.	41,000	1,996,700
Amazon.com, Inc. (a)	34,800	6,838,200
Apple, Inc. (a)	51,600	17,968,668
Ardea Biosciences, Inc. (a)	38,400	1,088,640
Ariba, Inc. (a)	227,500	7,910,175
Armstrong World Industries, Inc.	122,800	5,495,300
Aruba Networks, Inc. (a)	96,300	3,460,059
Baker Hughes, Inc.	143,000	11,069,630
Baxter International, Inc.	77,000	4,381,300
BGC Partners, Inc. Class A	98,000	945,700
Biogen Idec, Inc. (a)	7,000	681,450
Brigham Exploration Co. (a)	124,000	4,157,720
Cal Dive International, Inc. (a)	242,000	1,902,120
Calix Networks, Inc. (a)	32,000	699,520
Carlisle Companies, Inc.	219,632	10,880,569
Ceva, Inc. (a)	74,300	2,272,094
Chevron Corp.	114,000	12,476,160
Ciena Corp. (a)	124,000	3,501,760
Cognizant Technology Solutions Corp. Class A (a)	23,000	1,906,700
Concho Resources, Inc. (a)	25,000	2,671,250
Convio, Inc. (a)	41,570	508,817
CSX Corp.	116,000	9,128,040
Cummins, Inc.	8,000	961,440
Deckers Outdoor Corp. (a)	20,000	1,697,200
DexCom, Inc. (a)	7,000	116,550
Double Eagle Petroleum Co. (a)(d)	199,798	2,033,944
DSW, Inc. Class A (a)	93,288	4,429,314
Dynavax Technologies Corp. (a)	125,000	347,500
eBay, Inc. (a)	272,000	9,356,800
Edwards Lifesciences Corp. (a)	168,000	14,506,800
Elizabeth Arden, Inc. (a)	107,000	3,216,420
EMC Corp. (a)	175,000	4,959,500
Equity Residential (SBI)	164,000	9,794,080
Estee Lauder Companies, Inc. Class A	272,000	26,383,990
Exxon Mobil Corp.	275,000	24,200,000
Fossil, Inc. (a)	105,900	10,143,102
Fresh Market, Inc.	1,000	41,820

	Shares	Value
G-III Apparel Group Ltd. (a)	189,600	$ 8,505,456
Green Mountain Coffee Roasters, Inc. (a)	188,000	12,588,480
GT Solar International, Inc. (a)	100,000	1,117,000
Halliburton Co.	108,100	5,456,888
HeartWare International, Inc. (a)	25,800	1,924,938
Holly Corp.	89,000	5,153,100
Illumina, Inc. (a)	83,800	5,948,124
ImmunoGen, Inc. (a)	45,523	608,187
Informatica Corp. (a)	199,000	11,145,990
Intuit, Inc. (a)	267,000	14,834,520
iRobot Corp. (a)	194,000	6,871,480
Kenexa Corp. (a)	46,600	1,370,972
Key Energy Services, Inc. (a)	272,000	4,950,400
KKR Financial Holdings LLC	346,000	3,494,600
Leucadia National Corp.	90,600	3,502,596
Limited Brands, Inc.	50,000	2,058,000
Lincoln National Corp.	814,000	25,421,220
Magma Design Automation, Inc. (a)	113,000	718,680
Mako Surgical Corp. (a)(d)	290,205	7,971,931
Marathon Oil Corp.	234,500	12,672,380
MasterCard, Inc. Class A	24,000	6,621,360
McKesson Corp.	138,000	11,455,380
Micromet, Inc. (a)	100,000	676,000
Neurocrine Biosciences, Inc. (a)	27,895	214,513
Northern Oil & Gas, Inc. (a)	55,000	1,306,800
Occidental Petroleum Corp.	20,000	2,285,800
Oil States International, Inc. (a)	31,000	2,573,310
ONEOK, Inc.	22,845	1,597,779
OpenTable, Inc. (a)	12,000	1,335,480
Pall Corp.	22,000	1,285,680
Perrigo Co.	182,000	16,445,520
Pioneer Natural Resources Co.	66,000	6,747,180
Polycom, Inc. (a)	57,000	3,410,310
Polypore International, Inc. (a)	109,700	6,776,169
PPL Corp.	238,000	6,528,340
Prestige Brands Holdings, Inc. (a)	229,000	2,644,950
QUALCOMM, Inc.	177,000	10,060,680
Rackspace Hosting, Inc. (a)	25,000	1,154,750
Reliance Steel & Aluminum Co.	27,200	1,539,792
Retail Ventures, Inc. (a)	125,000	2,566,250
RightNow Technologies, Inc. (a)	16,000	578,880
Riverbed Technology, Inc. (a)	28,000	983,920
salesforce.com, Inc. (a)	19,000	2,633,400
SandRidge Energy, Inc. (a)	175,000	2,163,000
Shaw Group, Inc. (a)	31,100	1,209,790
Sirius XM Radio, Inc. (a)	3,520,000	7,004,800
Southern Co.	52,000	2,030,080
Spectrum Brands Holdings, Inc. (a)	50,000	1,625,000
SPS Commerce, Inc. (a)	26,802	439,821
St. Jude Medical, Inc.	144,000	7,695,360
Starbucks Corp.	210,000	7,599,900
SuccessFactors, Inc. (a)	61,271	2,124,266
Superior Energy Services, Inc. (a)	112,000	4,303,040
SVB Financial Group (a)	204,564	12,363,848
Common Stocks - continued
	Shares	Value
United States of America - continued
Targa Resources Corp.	15,500	$ 542,810
Targacept, Inc. (a)	53,000	1,281,540
Tesoro Logistics LP	30,300	718,413
Textron, Inc.	39,600	1,033,560
Theravance, Inc. (a)	149,000	4,134,750
TIBCO Software, Inc. (a)	64,000	1,919,360
TJX Companies, Inc.	212,000	11,367,440
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	55,000	2,925,450
Universal Display Corp. (a)	38,000	2,087,720
Vera Bradley, Inc.	33,900	1,648,896
Vertex Pharmaceuticals, Inc. (a)	120,000	6,602,400
Virgin Media, Inc.	101,100	3,059,286
W.R. Grace & Co. (a)	90,000	4,082,400
Walter Energy, Inc.	15,900	2,197,698
WebMD Health Corp. (a)	78,660	4,552,054
Weight Watchers International, Inc.	45,000	3,498,750
ZIOPHARM Oncology, Inc. (a)	270,000	2,041,200
TOTAL UNITED STATES OF AMERICA		575,018,819
TOTAL COMMON STOCKS (Cost $1,042,289,449)		1,248,567,973
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
PPL Corp. 8.75% (a)	32,000	1,708,000
Nonconvertible Preferred Stocks - 1.0%
Germany - 0.7%
ProSiebenSat.1 Media AG	52,600	1,506,412
Volkswagen AG	43,000	8,470,983
TOTAL GERMANY		9,977,395
Italy - 0.3%
Fiat Industrial SpA (a)	386,100	3,631,510
TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,608,905
TOTAL PREFERRED STOCKS (Cost $11,886,613)		15,316,905
Convertible Bonds - 0.1%
	Principal Amount	Value
United States of America - 0.1%
Greenbrier Companies, Inc. 3.5% 4/1/18 (e) (Cost $940,000)	$ 940,000	$ 967,025
Money Market Funds - 7.4%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	66,317,064	66,317,064
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	33,069,585	33,069,585
TOTAL MONEY MARKET FUNDS (Cost $99,386,649)		99,386,649
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,154,502,711)	1,364,238,552
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(31,231,475)
NET ASSETS - 100%	$ 1,333,007,077
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $967,025 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,355
Fidelity Securities Lending Cash Central Fund	78,363
Total	$ 112,718
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 576,726,819	$ 575,018,819	$ 1,708,000	$ -
United Kingdom	131,996,862	58,853,694	73,143,168	-
Japan	99,217,604	-	99,217,604	-
France	78,900,871	75,063,668	3,837,203	-
Germany	55,125,103	55,125,103	-	-
Canada	42,693,411	42,693,411	-	-
Switzerland	31,321,409	27,128,903	4,192,506	-
Netherlands	28,207,857	16,465,782	11,742,075	-
Australia	25,859,899	25,859,899	-	-
Other	193,835,043	167,919,627	25,915,416	-
Corporate Bonds	967,025	-	967,025	-
Money Market Funds	99,386,649	99,386,649	-	-
Total Investments in Securities:	$ 1,364,238,552	$ 1,143,515,555	$ 220,722,997	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 34,550
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(34,550)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $165,341,843 of which $21,859,750 and $143,482,093 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,897,456) - See accompanying schedule: Unaffiliated issuers (cost $1,055,116,062)	$ 1,264,851,903
Fidelity Central Funds (cost $99,386,649)	99,386,649
Total Investments (cost $1,154,502,711)		$ 1,364,238,552
Receivable for investments sold		46,440,643
Receivable for fund shares sold		2,048,058
Dividends receivable		3,116,811
Interest receivable		2,285
Distributions receivable from Fidelity Central Funds		26,068
Prepaid expenses		1,036
Other receivables		411,036
Total assets		1,416,284,489

Liabilities
Payable to custodian bank	$ 249,320
Payable for investments purchased	47,660,095
Payable for fund shares redeemed	998,507
Accrued management fee	834,069
Distribution and service plan fees payable	6,215
Other affiliated payables	282,532
Other payables and accrued expenses	177,089
Collateral on securities loaned, at value	33,069,585
Total liabilities		83,277,412

Net Assets		$ 1,333,007,077
Net Assets consist of:
Paid in capital		$ 1,164,402,350
Undistributed net investment income		2,304,991
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(43,532,394)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		209,832,130
Net Assets		$ 1,333,007,077

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,252,924 ÷ 599,190 shares)	$ 20.45

Maximum offering price per share (100/94.25 of $20.45)	$ 21.70
Class T: Net Asset Value and redemption price per share ($6,421,866 ÷ 314,446 shares)	$ 20.42

Maximum offering price per share (100/96.50 of $20.42)	$ 21.16
Class B: Net Asset Value and offering price per share ($365,751 ÷ 17,939 shares)A	$ 20.39

Class C: Net Asset Value and offering price per share ($1,239,237 ÷ 60,885 shares)A	$ 20.35

Worldwide: Net Asset Value, offering price and redemption price per share ($1,311,456,575 ÷ 63,775,849 shares)	$ 20.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,270,724 ÷ 61,912 shares)	$ 20.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 11,055,521
Interest		16,030
Income from Fidelity Central Funds		112,718
Income before foreign taxes withheld		11,184,269
Less foreign taxes withheld		(522,648)
Total income		10,661,621

Expenses
Management fee Basic fee	$ 4,269,472
Performance adjustment	462,147
Transfer agent fees	1,393,120
Distribution and service plan fees	24,047
Accounting and security lending fees	277,414
Custodian fees and expenses	202,127
Independent trustees' compensation	3,056
Registration fees	85,515
Audit	39,213
Legal	2,241
Miscellaneous	5,544
Total expenses before reductions	6,763,896
Expense reductions	(171,247)	6,592,649
Net investment income (loss)		4,068,972
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	136,868,032
Foreign currency transactions	(235,416)
Total net realized gain (loss)		136,632,616
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $556,502)	58,109,929
Assets and liabilities in foreign currencies	59,226
Total change in net unrealized appreciation (depreciation)		58,169,155
Net gain (loss)		194,801,771
Net increase (decrease) in net assets resulting from operations		$ 198,870,743

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,068,972	$ 5,168,785
Net realized gain (loss)	136,632,616	100,330,002
Change in net unrealized appreciation (depreciation)	58,169,155	66,991,246
Net increase (decrease) in net assets resulting from operations	198,870,743	172,490,033
Distributions to shareholders from net investment income	(6,244,141)	(6,419,967)
Distributions to shareholders from net realized gain	(2,870,519)	(993,213)
Total distributions	(9,114,660)	(7,413,180)
Share transactions - net increase (decrease)	45,310,579	(61,476,980)
Redemption fees	12,294	31,293
Total increase (decrease) in net assets	235,078,956	103,631,166

Net Assets
Beginning of period	1,097,928,121	994,296,955
End of period (including undistributed net investment income of $2,304,991 and undistributed net investment income of $4,480,160, respectively)	$ 1,333,007,077	$ 1,097,928,121

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.50	$ 14.96	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.03	.03	(.01)
Net realized and unrealized gain (loss)	3.05	2.63	4.09
Total from investment operations	3.08	2.66	4.08
Distributions from net investment income	(.08)	(.10)	-
Distributions from net realized gain	(.05)	(.02)	-
Total distributions	(.13)	(.12)	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 20.45	$ 17.50	$ 14.96
Total Return B, C, D	17.67%	17.85%	37.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A	1.43%	1.52% A
Expenses net of fee waivers, if any	1.43% A	1.43%	1.52% A
Expenses net of all reductions	1.41% A	1.41%	1.49% A
Net investment income (loss)	.35% A	.21%	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,253	$ 7,530	$ 993
Portfolio turnover rate G	198% A	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.46	$ 14.94	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	(.01)
Net realized and unrealized gain (loss)	3.03	2.62	4.07
Total from investment operations	3.05	2.61	4.06
Distributions from net investment income	(.04)	(.08)	-
Distributions from net realized gain	(.05)	(.02)	-
Total distributions	(.09)	(.09) K	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 20.42	$ 17.46	$ 14.94
Total Return B, C, D	17.52%	17.53%	37.32%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.70%	1.73% A
Expenses net of fee waivers, if any	1.62% A	1.70%	1.73% A
Expenses net of all reductions	1.60% A	1.68%	1.70% A
Net investment income (loss)	.17% A	(.05)%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,422	$ 1,120	$ 458
Portfolio turnover rate G	198% A	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.09 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.39	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.03)
Net realized and unrealized gain (loss)	3.04	2.61	4.04
Total from investment operations	3.00	2.52	4.01
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	-	(.02)	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 20.39	$ 17.39	$ 14.89
Total Return B, C, D	17.25%	16.92%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.19% A	2.19%	2.20% A
Expenses net of fee waivers, if any	2.18% A	2.19%	2.20% A
Expenses net of all reductions	2.16% A	2.17%	2.17% A
Net investment income (loss)	(.40)% A	(.55)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 366	$ 305	$ 224
Portfolio turnover rate G	198% A	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.36	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.04)
Net realized and unrealized gain (loss)	3.03	2.61	4.05
Total from investment operations	2.99	2.52	4.01
Distributions from net investment income	-	(.03)	-
Distributions from net realized gain	-	(.02)	-
Total distributions	-	(.05)	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 20.35	$ 17.36	$ 14.89
Total Return B, C, D	17.22%	16.94%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.19% A	2.19%	2.18% A
Expenses net of fee waivers, if any	2.18% A	2.19%	2.18% A
Expenses net of all reductions	2.16% A	2.16%	2.15% A
Net investment income (loss)	(.39)% A	(.54)%	(.39)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,239	$ 710	$ 335
Portfolio turnover rate G	198% A	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Worldwide

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.58	$ 14.98	$ 13.40	$ 25.18	$ 21.82	$ 19.05
Income from Investment Operations
Net investment income (loss) D	.06	.08	.12	.16	.14	.17
Net realized and unrealized gain (loss)	3.07	2.63	1.63	(9.44)	6.05	3.74
Total from investment operations	3.13	2.71	1.75	(9.28)	6.19	3.91
Distributions from net investment income	(.10)	(.10)	(.17)	(.12)	(.17)	(.10)
Distributions from net realized gain	(.05)	(.02)	-	(2.38)	(2.66)	(1.04)
Total distributions	(.15)	(.11) I	(.17)	(2.50)	(2.83)	(1.14)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 20.56	$ 17.58	$ 14.98	$ 13.40	$ 25.18	$ 21.82
Total Return B, C	17.88%	18.18%	13.39%	(40.66)%	31.87%	21.31%
Ratios to Average Net Assets E, G
Expenses before reductions	1.12% A	1.15%	1.27%	1.21%	1.04%	1.08%
Expenses net of fee waivers, if any	1.11% A	1.15%	1.27%	1.21%	1.04%	1.08%
Expenses net of all reductions	1.09% A	1.12%	1.24%	1.19%	1.02%	1.02%
Net investment income (loss)	.68% A	.50%	.92%	.84%	.66%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,311,457	$ 1,087,928	$ 991,996	$ 934,885	$ 1,773,603	$ 1,328,219
Portfolio turnover rate F	198% A	166%	224%	264%	128%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.11 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.57	$ 15.00	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.06	.07	.06
Net realized and unrealized gain (loss)	3.05	2.63	4.06
Total from investment operations	3.11	2.70	4.12
Distributions from net investment income	(.11)	(.11)	-
Distributions from net realized gain	(.05)	(.02)	-
Total distributions	(.16)	(.13)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 20.52	$ 17.57	$ 15.00
Total Return B, C	17.81%	18.08%	37.87%
Ratios to Average Net Assets E, H
Expenses before reductions	1.19% A	1.21%	1.17% A
Expenses net of fee waivers, if any	1.18% A	1.21%	1.17% A
Expenses net of all reductions	1.16% A	1.19%	1.15% A
Net investment income (loss)	.61% A	.44%	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,271	$ 335	$ 290
Portfolio turnover rate F	198% A	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Worldwide and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional shares purchased by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 227,901,936
Gross unrealized depreciation	(24,113,259)
Net unrealized appreciation (depreciation) on securities and other investments	$ 203,788,677

Tax cost	$ 1,160,449,875

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,151,757,628 and $1,160,481,619, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,835	$ 3,908
Class T	.25%	.25%	6,006	-
Class B	.75%	.25%	1,656	1,284
Class C	.75%	.25%	4,550	2,169
			$ 24,047	$ 7,361

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,253
Class T	752
Class B*	64
Class C*	76
$ 7,145

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 14,364.30
Class T	2,844.24
Class B	509.31
Class C	1,371.30
Worldwide	1,372,705.23
Institutional Class	1,327.30
	$ 1,393,120

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $47,807 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,055 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $78,363. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $51,129.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $120,118 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 36,687	$ 9,814
Class T	3,024	2,409
Class B	-	75
Class C	-	827
Worldwide	6,199,611	6,404,601
Institutional Class	4,819	2,241
Total	$ 6,244,141	$ 6,419,967
From net realized gain
Class A	$ 20,664	$ 1,404
Class T	3,280	480
Class B	-	191
Class C	-	373
Worldwide	2,844,643	990,471
Institutional Class	1,932	294
Total	$ 2,870,519	$ 993,213
11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	212,821	404,777	$ 4,052,992	$ 6,463,954
Reinvestment of distributions	2,409	589	44,007	9,399
Shares redeemed	(46,427)	(41,328)	(875,556)	(668,935)
Net increase (decrease)	168,803	364,038	$ 3,221,443	$ 5,804,418
Class T
Shares sold	272,568	57,729	$ 5,191,991	$ 930,150
Reinvestment of distributions	344	156	6,293	2,498
Shares redeemed	(22,633)	(24,377)	(447,479)	(385,540)
Net increase (decrease)	250,279	33,508	$ 4,750,805	$ 547,108
Class B
Shares sold	3,539	11,168	$ 67,005	$ 177,092
Reinvestment of distributions	-	16	-	260
Shares redeemed	(3,154)	(8,709)	(57,443)	(138,098)
Net increase (decrease)	385	2,475	$ 9,562	$ 39,254
Class C
Shares sold	23,189	34,028	$ 443,430	$ 543,674
Reinvestment of distributions	-	68	-	1,087
Shares redeemed	(3,183)	(15,747)	(59,897)	(246,126)
Net increase (decrease)	20,006	18,349	$ 383,533	$ 298,635

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Worldwide
Shares sold	7,228,599	8,421,228	$ 137,625,505	$ 135,177,567
Reinvestment of distributions	480,262	449,494	8,805,760	7,194,622
Shares redeemed	(5,805,674)	(13,209,138)	(110,281,570)	(210,537,866)
Net increase (decrease)	1,903,187	(4,338,416)	$ 36,149,695	$ (68,165,677)
Institutional Class
Shares sold	47,624	9,920	$ 884,296	$ 162,697
Reinvestment of distributions	360	158	6,581	2,535
Shares redeemed	(5,122)	(10,397)	(95,336)	(165,950)
Net increase (decrease)	42,862	(319)	$ 795,541	$ (718)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Fidelity Diversified International Fund, Fidelity Overseas Fund, and Fidelity Worldwide Fund

The Northern Trust Company
Chicago, IL

Fidelity International Capital Appreciation Fund

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

IBD-USAN-0611
1.784910.108

Fidelity®
Diversified International
Fund -
Class F

Semiannual Report

April 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Diversified International Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Diversified International	.91%
Actual		$ 1,000.00	$ 1,134.40	$ 4.82
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56
Class K	.74%
Actual		$ 1,000.00	$ 1,135.60	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Class F	.69%
Actual		$ 1,000.00	$ 1,135.40	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Diversified International Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom	17.6%
Japan	13.0%
Germany	8.4%
France	6.4%
United States of America	6.2%
Switzerland	5.4%
Canada	5.0%
Australia	3.8%
Spain	3.4%
Other	30.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom	18.4%
Japan	11.8%
United States of America	10.4%
Germany	8.1%
Switzerland	7.7%
France	7.0%
Canada	4.3%
Spain	3.9%
Netherlands	3.2%
Other	25.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.1	95.9
Short-Term Investments and Net Other Assets	1.9	4.1
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.4	2.0
BHP Billiton Ltd. sponsored ADR (Australia, Metals & Mining)	2.0	1.7
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.7	1.4
HTC Corp. (Taiwan, Communications Equipment)	1.6	0.9
HSBC Holdings PLC (United Kingdom, Commercial Banks)	1.6	1.5
SOFTBANK CORP. (Japan, Wireless Telecommunication Services)	1.5	1.0
Banco Santander SA sponsored ADR (Spain, Commercial Banks)	1.4	1.5
Siemens AG (Germany, Industrial Conglomerates)	1.3	1.1
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	1.3	0.8
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.2	1.9
	16.0
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.5	20.5
Consumer Discretionary	14.8	13.8
Energy	11.3	11.4
Materials	11.2	10.2
Industrials	10.8	8.2
Information Technology	10.3	9.5
Consumer Staples	6.7	9.2
Health Care	6.2	7.3
Telecommunication Services	6.0	5.4
Utilities	0.3	0.4

Semiannual Report

Fidelity Diversified International Fund

Investments April 30, 2011

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Argentina - 0.0%
Banco Macro SA sponsored ADR	268,529	$ 9,932,888
Australia - 3.8%
AMP Ltd.	14,831,137	89,117,633
BHP Billiton Ltd. sponsored ADR (d)	7,059,600	714,713,904
CSL Ltd.	1,944,269	73,230,455
Newcrest Mining Ltd.	7,469,169	339,473,172
Paladin Energy Ltd. (Australia) (a)	167,540	606,235
QBE Insurance Group Ltd.	4,150,000	85,139,388
Westfield Group unit	4,650,000	45,990,500
TOTAL AUSTRALIA		1,348,271,287
Bailiwick of Guernsey - 0.9%
Ashmore Global Opportunities Ltd. (e)	1,245,000	10,022,250
Resolution Ltd.	60,665,000	306,740,490
TOTAL BAILIWICK OF GUERNSEY		316,762,740
Bailiwick of Jersey - 1.4%
Experian PLC	16,227,900	218,618,635
Randgold Resources Ltd. sponsored ADR	855,700	74,077,949
WPP PLC	15,115,311	197,993,213
TOTAL BAILIWICK OF JERSEY		490,689,797
Belgium - 0.8%
Anheuser-Busch InBev SA NV (d)	4,274,775	272,816,556
Anheuser-Busch InBev SA NV (strip VVPR) (a)	5,339,200	23,725
KBC Groupe SA (d)	30,000	1,222,879
Telenet Group Holding NV	24,500	1,218,054
TOTAL BELGIUM		275,281,214
Bermuda - 1.1%
Assured Guaranty Ltd.	3,106,200	52,805,400
Cafe de Coral Holdings Ltd.	264,000	613,914
China Foods Ltd.	1,336,000	934,097
CNPC (Hong Kong) Ltd.	10,904,000	19,319,243
Credicorp Ltd. (NY Shares)	9,200	887,984
Huabao International Holdings Ltd.	77,697,000	115,250,434
Li & Fung Ltd.	28,626,000	146,331,226
Noble Group Ltd.	31,012,000	56,498,313
Vostok Nafta Investment Ltd. SDR (a)	83,500	552,660
Vtech Holdings Ltd.	108,100	1,231,841
Yue Yuen Industrial (Holdings) Ltd.	187,500	648,233
TOTAL BERMUDA		395,073,345
Brazil - 2.1%
All America Latina Logistica SA	87,300	721,350
Anhanguera Educacional Participacoes SA	1,038,700	23,107,163
Banco Bradesco SA	123,700	2,083,551
Banco Bradesco SA (PN) sponsored ADR	4,550,000	92,046,500
Banco Santander (Brasil) SA ADR	5,000,000	58,050,000
BM&F Bovespa SA	9,123,200	68,483,437

	Shares	Value
Droga Raia SA	386,000	$ 5,937,329
Drogasil SA	6,198,300	44,518,394
Estacio Participacoes SA	1,989,165	29,079,511
Itau Unibanco Banco Multiplo SA sponsored ADR	5,904,200	140,224,750
Klabin SA (PN) (non-vtg.)	163,000	634,056
Lojas Renner SA	19,300	712,111
Mills Estruturas e Servicos de Engenharia SA	1,727,100	23,601,761
Multiplus SA	55,000	1,129,155
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR	845,000	31,543,850
Souza Cruz Industria Comerico	4,375,000	49,191,985
T4F Entretenimento SA	2,091,900	19,944,384
TIM Participacoes SA sponsored ADR (non-vtg.)	1,353,300	63,848,694
Tractebel Energia SA	105,200	1,842,822
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	80,000	821,204
Valid Solucoes SA	51,600	705,142
Vivo Participacoes SA sponsored ADR	1,898,100	79,359,561
Wilson Sons Ltd. unit	57,500	1,077,417
TOTAL BRAZIL		738,664,127
British Virgin Islands - 0.2%
Arcos Dorados Holdings, Inc.	1,737,100	38,268,313
Camelot Information Systems, Inc. ADR	915,603	17,671,138
TOTAL BRITISH VIRGIN ISLANDS		55,939,451
Canada - 5.0%
Agnico-Eagle Mines Ltd. (Canada)	1,250,000	87,094,387
Barrick Gold Corp.	800,000	40,858,260
Canadian Natural Resources Ltd.	4,175,000	196,416,077
Fairfax Financial Holdings Ltd. (sub. vtg.)	170,000	68,657,647
Goldcorp, Inc.	1,859,800	103,968,737
InterOil Corp. (a)(d)	991,400	63,053,040
Ivanhoe Mines Ltd. (a)	2,538,160	66,559,296
Niko Resources Ltd.	2,237,500	189,079,511
Open Text Corp. (a)	1,445,400	88,548,128
Osisko Mining Corp. (a)	4,000,000	58,556,178
Painted Pony Petroleum Ltd. (a)(f)(e)	2,139,100	22,519,222
Painted Pony Petroleum Ltd. Class A (a)(e)	3,535,700	37,221,829
Petrobank Energy & Resources Ltd. (e)	5,625,000	119,028,115
Petrominerales Ltd.	3,121,175	119,456,449
Silver Wheaton Corp.	2,126,900	86,550,735
Suncor Energy, Inc.	3,100,000	142,892,929
Talisman Energy, Inc.	8,400,000	202,874,960
Tourmaline Oil Corp. (a)	1,200,000	34,271,219
Tourmaline Oil Corp. (a)(f)(g)	644,200	18,397,933
Uranium One, Inc.	4,137,000	17,228,390
TOTAL CANADA		1,763,233,042
Cayman Islands - 0.8%
Central China Real Estate Ltd.	1,860,000	514,917
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China Automation Group Ltd.	16,640,000	$ 14,569,615
China Kanghui Holdings sponsored ADR (a)	32,500	624,000
China ZhengTong Auto Services Holdings Ltd.	24,761,500	28,025,390
Geely Automobile Holdings Ltd.	46,000,000	18,420,612
Hengan International Group Co. Ltd.	7,325,500	57,160,463
Hengdeli Holdings Ltd.	68,972,000	41,296,345
hiSoft Technology International Ltd. ADR (a)	1,726,400	32,214,624
Kingboard Chemical Holdings Ltd.	142,000	777,990
Mindray Medical International Ltd. sponsored ADR (d)	31,200	833,976
Minth Group Ltd.	7,436,000	11,432,193
Samson Holding Ltd.	3,220,000	721,425
Shenguan Holdings Group Ltd.	4,304,000	5,719,233
Silver Base Group Holdings Ltd.	26,592,000	21,879,515
Want Want China Holdings Ltd.	36,665,000	32,905,637
TOTAL CAYMAN ISLANDS		267,095,935
Chile - 0.0%
Compania Cervecerias Unidas SA sponsored ADR	22,000	1,320,000
Embotelladora Andina SA sponsored ADR	35,100	1,012,284
Inversiones Aguas Metropolitanas SA	647,863	1,060,894
TOTAL CHILE		3,393,178
China - 2.5%
Agricultural Bank China Ltd. (H Shares)	278,924,000	164,848,276
Baidu.com, Inc. sponsored ADR (a)	1,382,000	205,254,640
Bank of China Ltd. (H Shares)	158,346,000	87,468,208
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	19,359,600	51,351,063
China Bluechemical Ltd. (H shares)	624,000	507,794
China Communications Services Corp. Ltd. (H Shares)	878,000	535,869
China Construction Bank Corp. (H Shares)	121,885,000	115,194,610
China Merchants Bank Co. Ltd. (H Shares)	77,890,500	200,585,865
Dalian Port (PDA) Co. Ltd. (H Shares)	1,542,000	603,592
Nine Dragons Paper (Holdings) Ltd.	559,000	638,442
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	14,588,000	40,009,322
TOTAL CHINA		866,997,681
Colombia - 0.0%
Ecopetrol SA ADR (d)	16,200	710,694
Czech Republic - 0.0%
Philip Morris CR AS	1,900	1,080,194

	Shares	Value
Denmark - 2.8%
Carlsberg A/S Series B	1,980,600	$ 235,237,801
Novo Nordisk A/S Series B	4,892,689	619,406,452
Pandora A/S (d)	599,100	26,986,808
William Demant Holding A/S (a)	1,250,000	116,536,575
TOTAL DENMARK		998,167,636
Egypt - 0.0%
Commercial International Bank Ltd.	152,800	707,089
JUHAYNA Food Industries	571,200	518,662
TOTAL EGYPT		1,225,751
Finland - 0.1%
Fortum Corp.	50,000	1,722,636
Nokian Tyres PLC	439,253	22,771,754
TOTAL FINLAND		24,494,390
France - 6.4%
Alstom SA	2,918,413	194,070,012
Atos Origin SA (a)	1,149,659	70,848,111
AXA SA sponsored ADR (d)	6,572,200	147,348,724
BNP Paribas SA	2,507,000	198,405,275
Carrefour SA	48,700	2,309,023
Club Mediterranee SA (a)	635,000	14,799,743
Danone	1,330,850	97,488,418
Dassault Aviation SA	36,265	34,915,217
Essilor International SA	1,868,672	156,440,407
Euler Hermes SA	200,000	21,320,393
Iliad Group SA	617,692	79,406,375
L'Oreal SA	431,800	54,754,629
LVMH Moet Hennessy - Louis Vuitton	1,868,701	335,610,293
PPR SA	2,062,000	368,798,806
Publicis Groupe SA	1,225,000	69,421,623
Safran SA (d)	477,000	18,511,149
Sanofi-Aventis	1,006,453	79,630,250
Schneider Electric SA (d)	762,142	134,675,949
Societe Generale Series A	2,052,100	137,267,006
Vallourec SA	13,850	1,727,126
VINCI SA	588,200	39,293,007
TOTAL FRANCE		2,257,041,536
Germany - 6.8%
adidas AG	1,380,730	102,788,600
BASF AG (d)	2,297,237	236,145,122
Bayer AG (d)	46,750	4,109,756
Bayerische Motoren Werke AG (BMW)	3,000,500	282,971,168
Commerzbank AG (a)	3,300,000	20,578,312
Deutsche Boerse AG	1,228,500	102,082,601
ElringKlinger AG	310,500	10,893,030
Fresenius Medical Care AG & Co. KGaA	3,194,050	251,028,287
Fresenius SE	2,319,000	243,397,214
GFK AG	1,600,000	90,767,937
Common Stocks - continued
	Shares	Value
Germany - continued
HeidelbergCement AG (d)	1,474,200	$ 112,738,496
Kabel Deutschland Holding AG (a)	681,800	42,611,978
Linde AG	1,427,462	257,105,778
MTU Aero Engines Holdings AG (d)	513,600	39,368,519
Rheinmetall AG (d)	547,250	49,089,131
SAP AG	1,643,285	105,880,468
Siemens AG	23,266	3,384,818
Siemens AG sponsored ADR (d)	3,053,100	445,569,414
Symrise AG	70,000	2,309,043
TOTAL GERMANY		2,402,819,672
Hong Kong - 0.9%
AIA Group Ltd.	18,365,200	61,837,681
China Insurance International Holdings Co. Ltd. (a)	200,400	550,911
China Mobile (Hong Kong) Ltd.	221,500	2,037,451
China Resources Enterprise Ltd.	266,000	1,072,042
China Resources Power Holdings Co. Ltd.	578,000	1,064,265
Henderson Land Development Co. Ltd.	9,664,155	66,138,295
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	2,171,600	60,118
Hopewell Holdings Ltd.	367,500	1,109,650
Swire Pacific Ltd. (A Shares)	4,577,000	69,895,858
Television Broadcasts Ltd.	184,000	1,077,991
Wharf Holdings Ltd.	15,247,000	111,511,222
TOTAL HONG KONG		316,355,484
India - 1.7%
Axis Bank Ltd.	1,472,751	42,816,438
Bajaj Auto Ltd.	597,383	19,897,018
Bharti Airtel Ltd.	4,465,580	38,349,197
CESC Ltd. GDR	162,621	1,132,523
Cipla Ltd.	109,853	768,264
CMC Ltd.	18,189	837,010
HDFC Bank Ltd.	2,599,139	134,826,293
Housing Development Finance Corp. Ltd.	6,533,960	104,354,377
India Cements Ltd.	236,719	531,153
Indian Bank	117,015	637,494
Infrastructure Development Finance Co. Ltd.	11,565,310	37,971,745
ITC Ltd.	4,346,226	18,890,444
Mahindra & Mahindra Financial Services Ltd.	2,226,876	36,826,104
Max India Ltd. (a)	304,943	1,154,863
Provogue (India) Ltd.	527,589	510,839
Punjab National Bank	83,060	2,377,729
Redington India Ltd.	316,091	630,325
Satyam Computer Services Ltd. (a)	652,716	1,112,810
Shriram Transport Finance Co. Ltd.	2,327,613	40,756,238
Sobha Developers Ltd.	85,897	554,240
SREI Infrastructure Finance Ltd.	522,125	609,962

	Shares	Value
State Bank of India	1,677,783	$ 106,327,200
Tulip Telecom Ltd.	182,655	645,308
TOTAL INDIA		592,517,574
Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	1,446,500	1,089,437
PT Panin Life Tbk (a)	24,842,000	559,845
PT Perusahaan Gas Negara Tbk Series B	80,497,000	37,597,895
TOTAL INDONESIA		39,247,177
Ireland - 0.3%
CRH PLC	4,099,800	101,774,183
Italy - 2.5%
Enel SpA	470,000	3,351,334
ENI SpA	2,725,300	72,968,652
Fiat Industrial SpA (a)	22,427,792	333,197,059
Fiat SpA (d)	9,726,500	103,801,656
Intesa Sanpaolo SpA	18,977,983	63,023,043
Saipem SpA	4,983,203	282,918,342
TOTAL ITALY		859,260,086
Japan - 13.0%
ABC-Mart, Inc.	298,700	11,190,294
Aozora Bank Ltd.	6,702,000	14,515,615
Canon, Inc. sponsored ADR (d)	3,533,300	166,665,761
Chiyoda Corp.	3,789,000	37,713,704
Denso Corp.	4,779,700	159,939,898
Dentsu, Inc.	1,677,800	44,615,171
eAccess Ltd. (d)	57,960	27,363,763
Elpida Memory, Inc. (a)(d)	5,270,900	78,969,242
Fanuc Ltd.	885,100	148,146,983
Fast Retailing Co. Ltd.	154,000	24,279,144
Hitachi Ltd.	26,083,000	141,554,001
Honda Motor Co. Ltd.	5,597,400	215,160,601
Hoya Corp.	2,000,000	43,069,905
Itochu Corp.	6,178,000	64,349,037
Japan Tobacco, Inc.	53,692	208,637,366
JSR Corp.	4,543,500	95,574,548
KDDI Corp.	18,982	126,709,692
Keyence Corp.	731,100	193,175,047
Komatsu Ltd.	7,736,200	272,740,118
Makita Corp.	738,600	33,957,266
Mazda Motor Corp.	13,813,000	31,714,725
Mitsubishi Corp.	5,819,600	157,852,740
Mitsubishi Electric Corp.	1,454,000	16,185,804
Mitsubishi UFJ Financial Group, Inc.	24,770,300	118,872,592
Mitsui & Co. Ltd.	7,619,800	135,578,305
Nintendo Co. Ltd.	357,600	84,602,784
Nitori Holdings Co. Ltd.	441,400	38,164,088
NSK Ltd.	7,385,000	65,527,431
NTT DoCoMo, Inc.	64,435	119,536,349
ORIX Corp.	4,020,290	394,925,274
Rakuten, Inc.	217,002	201,472,475
Common Stocks - continued
	Shares	Value
Japan - continued
ROHM Co. Ltd.	514,600	$ 30,988,515
Shimadzu Corp.	3,803,000	33,035,826
Shinsei Bank Ltd. (a)	6,126,000	7,366,060
SOFTBANK CORP.	12,900,100	544,276,104
Sumitomo Corp.	2,944,600	40,615,277
Sumitomo Mitsui Financial Group, Inc.	2,810,400	87,285,521
TDK Corp.	579,400	29,890,404
Tokyo Electron Ltd.	2,698,100	156,184,678
Yahoo! Japan Corp.	437,883	161,053,840
TOTAL JAPAN		4,563,455,948
Korea (South) - 1.8%
Amorepacific Corp.	106,907	108,057,563
Daegu Bank Co. Ltd.	40,960	686,180
Korea Plant Service & Engineering Co. Ltd.	20,480	628,679
KT Corp.	47,400	1,706,816
LG Corp.	23,274	2,145,520
LIG Non-Life Insurance Co. Ltd.	26,720	661,435
NHN Corp. (a)	572,776	113,911,879
Orion Corp.	20,563	7,996,184
S1 Corp.	20,993	1,027,546
Samsung Electronics Co. Ltd.	345,597	288,832,922
Shinhan Financial Group Co. Ltd.	2,186,480	107,431,115
Shinsegae Co. Ltd.	4,723	1,193,458
Sindoh Co. Ltd.	10,885	537,883
TOTAL KOREA (SOUTH)		634,817,180
Luxembourg - 0.1%
Millicom International Cellular SA	12,600	1,365,084
Ternium SA sponsored ADR	1,411,261	47,446,595
TOTAL LUXEMBOURG		48,811,679
Malaysia - 0.2%
Genting Bhd	17,806,800	69,724,517
Parkson Holdings Bhd	563,574	1,088,150
TOTAL MALAYSIA		70,812,667
Mexico - 0.8%
America Movil SAB de CV Series L sponsored ADR	2,173,700	124,335,640
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	2,214,800	52,535,056
Urbi, Desarrollos Urbanos, SA de CV (a)	444,900	1,065,994
Wal-Mart de Mexico SA de CV Series V	34,518,200	108,136,455
TOTAL MEXICO		286,073,145
Netherlands - 2.8%
AEGON NV (a)	24,716,400	196,463,173
Gemalto NV	1,700,000	87,136,775
ING Groep NV:
(Certificaten Van Aandelen) (a)	149,000	1,963,027
sponsored ADR (a)(d)	18,160,800	239,540,952

	Shares	Value
Koninklijke KPN NV	7,336,331	$ 116,435,336
Koninklijke Philips Electronics NV	55,250	1,636,451
Koninklijke Philips Electronics NV unit	5,773,400	170,257,566
LyondellBasell Industries NV Class A	1,366,500	60,809,250
Randstad Holdings NV	934,994	52,599,000
Wolters Kluwer NV (Certificaten Van Aandelen)	2,168,800	50,531,470
TOTAL NETHERLANDS		977,373,000
Netherlands Antilles - 0.5%
Schlumberger Ltd.	2,062,900	185,145,275
Nigeria - 0.0%
Guaranty Trust Bank PLC GDR (Reg. S)	85,500	538,650
Norway - 1.3%
DnB NOR ASA (d)	12,195,600	198,287,320
Storebrand ASA (A Shares) (d)	4,980,000	51,733,110
Telenor ASA	11,802,200	203,926,431
TOTAL NORWAY		453,946,861
Papua New Guinea - 0.0%
Oil Search Ltd.	111,150	859,226
Philippines - 0.0%
Banco de Oro Universal Bank	677,000	858,804
Manila Water Co., Inc.	2,331,300	980,339
Universal Robina Corp.	899,000	783,383
TOTAL PHILIPPINES		2,622,526
Poland - 0.0%
Warsaw Stock Exchange	44,200	836,695
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	9,940,628	39,963,970
Russia - 1.0%
JSC TransContainer ADR unit	50,300	603,600
Lukoil Oil Co. sponsored ADR	550,000	38,335,000
OAO Gazprom sponsored ADR	8,486,800	144,784,808
Sberbank (Savings Bank of the Russian Federation)	19,725,000	71,950,431
Sberbank (Savings Bank of the Russian Federation) GDR	1,800	717,864
Uralkali JSC GDR (Reg. S)	2,019,600	84,762,612
TOTAL RUSSIA		341,154,315
South Africa - 0.9%
African Bank Investments Ltd.	146,200	852,439
AngloGold Ashanti Ltd.	43,600	2,219,063
AngloGold Ashanti Ltd. sponsored ADR	1,750,000	89,215,000
Aveng Ltd.	129,400	686,916
Foschini Ltd.	905,000	12,482,284
Impala Platinum Holdings Ltd.	1,232,700	38,476,191
Naspers Ltd. Class N	2,050,600	123,309,153
Sasol Ltd.	23,900	1,380,295
Shoprite Holdings Ltd.	844,000	13,298,421
Common Stocks - continued
	Shares	Value
South Africa - continued
Tiger Brands Ltd.	25,400	$ 744,358
Vodacom Group (Pty) Ltd.	3,340,800	40,839,770
TOTAL SOUTH AFRICA		323,503,890
Spain - 3.4%
Banco Bilbao Vizcaya Argentaria SA	229,000	2,933,480
Banco Santander SA sponsored ADR	38,778,700	480,855,880
Gestevision Telecinco SA	5,277,300	59,305,582
Inditex SA	3,264,772	292,758,141
Prosegur Compania de Seguridad SA (Reg.)	1,734,500	105,977,083
Red Electrica Corporacion SA	1,068,600	68,187,469
Telefonica SA	6,157,000	165,414,372
TOTAL SPAIN		1,175,432,007
Sweden - 1.1%
H&M Hennes & Mauritz AB (B Shares) (d)	5,753,543	203,256,628
Sandvik AB (d)	974,900	20,680,430
Swedbank AB (A Shares)	8,303,300	157,451,507
TOTAL SWEDEN		381,388,565
Switzerland - 5.4%
Adecco SA (Reg.)	23,500	1,677,310
Clariant AG (Reg.) (a)	6,401,457	132,816,452
Kuehne & Nagel International AG	1,576,550	251,839,808
Nestle SA	6,049,792	375,511,565
Noble Corp.	1,200,000	51,612,000
Schindler Holding AG:
(participation certificate)	13,050	1,687,910
(Reg.)	1,278,570	164,485,743
Syngenta AG (Switzerland)	95,717	33,845,149
The Swatch Group AG (Bearer)	84,750	41,681,934
Transocean Ltd. (United States) (a)	2,150,000	156,412,500
Transocean Ltd. (Switzerland)	22,910	1,678,893
UBS AG (a)	16,391,005	327,969,219
Zurich Financial Services AG	1,320,056	370,772,245
TOTAL SWITZERLAND		1,911,990,728
Taiwan - 2.0%
Advantech Co. Ltd.	195,000	644,448
Chroma ATE, Inc.	329,000	1,083,859
CTCI Corp.	784,000	989,395
Giant Manufacturing Co. Ltd.	261,000	1,041,816
Hon Hai Precision Industry Co. Ltd. (Foxconn)	19,141,040	72,400,309
HTC Corp.	12,293,000	557,116,963
Pacific Hospital Supply Co. Ltd.	152,000	680,913
Powertech Technology, Inc.	316,000	1,145,686
President Chain Store Corp.	235,000	1,286,212
SIMPLO Technology Co. Ltd.	122,000	825,100
Ta Chong Bank (a)	3,076,000	1,233,188

	Shares	Value
Taiwan Fertilizer Co. Ltd.	22,351,000	$ 75,269,535
Taiwan Semiconductor Manufacturing Co. Ltd.	909,000	2,347,305
TOTAL TAIWAN		716,064,729
Thailand - 0.0%
Banpu PCL (For. Reg.)	20,200	504,662
Charoen Pokphand Foods PCL (For. Reg.)	1,156,400	1,142,458
Indorama Ventures PCL	428,800	764,689
Quality Houses PCL	15,762,600	1,235,247
TOTAL THAILAND		3,647,056
Turkey - 0.0%
Turkiye Is Bankasi AS Series C	307,000	1,085,904
United Kingdom - 17.6%
Anglo American PLC (United Kingdom)	3,869,200	201,681,401
Aviva PLC	5,008,200	37,482,448
Barclays PLC	3,866,165	18,380,356
BG Group PLC	11,041,979	282,846,742
BHP Billiton PLC	4,671,680	197,524,765
BP PLC	449,500	3,455,536
BP PLC sponsored ADR	7,449,700	343,729,158
British American Tobacco PLC:
(United Kingdom)	62,500	2,731,151
sponsored ADR	1,773,400	156,413,880
British Land Co. PLC	4,410,000	44,235,617
Britvic PLC	7,141,500	48,849,917
Burberry Group PLC	6,263,800	135,496,518
Capita Group PLC	13,338,500	163,985,441
Carphone Warehouse Group PLC (a)	16,014,300	106,399,266
Centrica PLC	539,000	2,889,209
GlaxoSmithKline PLC	18,204,100	397,681,210
HSBC Holdings PLC:
(United Kingdom)	421,871	4,601,866
sponsored ADR (d)	9,939,900	541,426,353
Imperial Tobacco Group PLC	100,050	3,521,293
Inchcape PLC	17,442,619	106,172,134
ITV PLC (a)	94,319,000	119,817,124
Johnson Matthey PLC	1,813,800	60,686,324
Lloyds Banking Group PLC (a)	316,953,400	314,699,155
Misys PLC	13,125,310	69,193,779
Next PLC	2,865,200	107,063,494
Ocado Group PLC (a)	9,816,418	37,123,588
Pearson PLC	10,425,200	199,814,282
Prudential PLC	241,500	3,124,480
Pz Cussons PLC Class L	149,300	817,503
QinetiQ Group PLC (a)	16,755,100	33,837,153
Reckitt Benckiser Group PLC	7,905,900	438,967,953
Rio Tinto PLC	47,350	3,455,011
Rio Tinto PLC sponsored ADR	3,501,000	256,308,210
Rolls-Royce Group PLC	5,014,400	53,732,385
Rolls-Royce Group PLC (C shares)	481,382,400	804,101
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Royal Dutch Shell PLC:
Class A (United Kingdom)	154,000	$ 5,974,436
Class A sponsored ADR	4,900,000	379,652,000
Class B sponsored ADR (d)	10,800,000	846,287,998
Standard Chartered PLC (United Kingdom)	91,587	2,538,053
SuperGroup PLC (a)	1,516,200	40,167,996
Vodafone Group PLC	1,664,000	4,810,441
Vodafone Group PLC sponsored ADR	14,606,100	425,329,632
Xstrata PLC	140,000	3,558,119
TOTAL UNITED KINGDOM		6,207,267,478
United States of America - 4.3%
Agilent Technologies, Inc. (a)	756,000	37,731,960
Alliance Data Systems Corp. (a)	233,800	22,211,000
Anadarko Petroleum Corp.	7,800	615,732
Apple, Inc. (a)	699,200	243,482,416
C. R. Bard, Inc.	864,700	92,306,725
Citigroup, Inc. (a)	22,936,500	105,278,535
Cognizant Technology Solutions Corp. Class A (a)	456,800	37,868,720
eBay, Inc. (a)	2,154,400	74,111,360
Facebook, Inc. Class B (a)(h)	1,288,142	32,203,550
Google, Inc. Class A (a)	263,608	143,429,113
Hasbro, Inc.	155,200	7,269,568
Intuit, Inc. (a)	321,900	17,884,764
Jacobs Engineering Group, Inc. (a)	1,186,800	58,877,148
JPMorgan Chase & Co.	1,903,200	86,843,016
Medco Health Solutions, Inc. (a)	2,286,700	135,669,911
MEMC Electronic Materials, Inc. (a)	1,228,400	14,531,972
Newmont Mining Corp.	1,000,000	58,610,000
QUALCOMM, Inc.	12,700	721,868
SanDisk Corp. (a)	1,411,800	69,375,852
Schweitzer-Mauduit International, Inc. (e)	1,584,655	82,148,515
The Pep Boys - Manny, Moe & Jack	980,514	13,433,042
The Walt Disney Co.	1,423,200	61,339,920
Unisys Corp. (a)	1,537,730	45,639,826
Wells Fargo & Co.	2,840,200	82,678,222
TOTAL UNITED STATES OF AMERICA		1,524,262,735
TOTAL COMMON STOCKS (Cost $25,068,585,082)		33,977,083,291
Nonconvertible Preferred Stocks - 1.6%
	Shares	Value
Germany - 1.6%
MAN SE	8,000	$ 824,732
ProSiebenSat.1 Media AG	4,370,100	125,155,303
Volkswagen AG (d)	2,175,300	428,533,233
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $268,609,934)		554,513,268
Master Notes - 0.0%
Principal Amount
Canada - 0.0%
OZ Optics Ltd. 5% 11/5/14 (h) (Cost $369,425)	$ 361,325	361,325
Money Market Funds - 8.9%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	526,644,900	526,644,900
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,604,453,237	2,604,453,237
TOTAL MONEY MARKET FUNDS (Cost $3,131,098,137)		3,131,098,137
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $28,468,662,578)	37,663,056,021
NET OTHER ASSETS (LIABILITIES) - (7.0)%	(2,460,481,035)
NET ASSETS - 100%	$ 35,202,574,986
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,917,155 or 0.1% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,564,875 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc Class B	3/31/11	$ 32,203,550
OZ Optics Ltd. 5% 11/5/14	11/5/10	370,453
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 889,351
Fidelity Securities Lending Cash Central Fund	7,012,533
Total	$ 7,901,884
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ashmore Global Opportunities Ltd.	$ -	$ 9,748,350	$ -	$ -	$ 10,022,250
Painted Pony Petroleum Ltd.	9,544,006	7,892,568	-	-	22,519,222
Painted Pony Petroleum Ltd. Class A	21,509,462	3,954,028	-	-	37,221,829
Petrobank Energy & Resources Ltd.	223,863,859	-	-	108,873,999	119,028,115
Schweitzer-Mauduit International, Inc.	83,300,121	15,918,255	-	432,385	82,148,515
Total	$ 338,217,448	$ 37,513,201	$ -	$ 109,306,384	$ 270,939,931
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 6,207,267,478	$ 5,019,506,777	$ 1,187,760,701	$ -
Japan	4,563,455,948	166,665,761	4,396,790,187	-
Germany	2,957,332,940	2,957,332,940	-	-
France	2,257,041,536	2,177,411,286	79,630,250	-
Switzerland	1,911,990,728	1,550,176,360	361,814,368	-
Canada	1,763,233,042	1,763,233,042	-	-
United States of America	1,524,262,735	1,492,059,185	-	32,203,550
Australia	1,348,271,287	1,348,271,287	-	-
Spain	1,175,432,007	1,007,084,155	168,347,852	-
Korea (South)	634,817,180	631,916,906	1,706,816	1,193,458
Other	10,188,491,678	8,578,281,835	1,610,209,843	-
Master Notes	361,325	-	-	361,325
Money Market Funds	3,131,098,137	3,131,098,137	-	-
Total Investments in Securities:	$ 37,663,056,021	$ 29,823,037,671	$ 7,806,260,017	$ 33,758,333
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 451,860
Total Realized Gain (Loss)	(1,056,146)
Total Unrealized Gain (Loss)	1,163,507
Cost of Purchases	33,742,128
Proceeds of Sales	(541,987)
Amortization/Accretion	(1,029)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 33,758,333
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 109,846

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $5,177,653,127 of which $956,598,602, $3,601,913,096 and $619,141,429 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011
Assets
Investment in securities, at value (including securities loaned of $2,490,341,329) - See accompanying schedule: Unaffiliated issuers (cost $24,964,128,672)	$ 34,261,017,953
Fidelity Central Funds (cost $3,131,098,137)	3,131,098,137
Other affiliated issuers (cost $373,435,769)	270,939,931
Total Investments (cost $28,468,662,578)		$ 37,663,056,021
Foreign currency held at value (cost $774,453)		774,454
Receivable for investments sold		4,039,937
Receivable for fund shares sold		32,072,831
Dividends receivable		174,226,437
Interest receivable		8,712
Distributions receivable from Fidelity Central Funds		2,908,342
Prepaid expenses		34,918
Other receivables		3,478,401
Total assets		37,880,600,053
Liabilities
Payable to custodian bank	$ 210
Payable for investments purchased Regular delivery	1,647,040
Delayed delivery	17,362,964
Payable for fund shares redeemed	25,129,232
Accrued management fee	19,104,240
Other affiliated payables	5,083,505
Other payables and accrued expenses	5,244,639
Collateral on securities loaned, at value	2,604,453,237
Total liabilities		2,678,025,067
Net Assets		$ 35,202,574,986
Net Assets consist of:
Paid in capital		$ 30,032,156,924
Undistributed net investment income		205,624,708
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,233,336,918)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,198,130,272
Net Assets		$ 35,202,574,986
Diversified International: Net Asset Value, offering price and redemption price per share ($25,442,563,880 ÷ 774,460,433 shares)		$ 32.85
Class K: Net Asset Value, offering price and redemption price per share ($9,129,951,822 ÷ 278,030,353 shares)		$ 32.84
Class F: Net Asset Value, offering price and redemption price per share ($630,059,284 ÷ 19,188,988 shares)		$ 32.83

Statement of Operations

	Six months ended April 30, 2011

Investment Income
Dividends (including $432,385 earned from other affiliated issuers)		$ 394,179,694
Special dividend (earned from other affiliated issuer)		108,873,999
Interest		13,488
Income from Fidelity Central Funds		7,901,884
Income before foreign taxes withheld		510,969,065
Less foreign taxes withheld		(28,800,330)
Total income		482,168,735

Expenses
Management fee Basic fee	$ 122,312,121
Performance adjustment	(6,299,168)
Transfer agent fees	30,388,403
Accounting and security lending fees	1,334,831
Custodian fees and expenses	3,621,408
Independent trustees' compensation	88,530
Appreciation in deferred trustee compensation account	26
Registration fees	125,429
Audit	113,704
Legal	67,844
Miscellaneous	178,245
Total expenses before reductions	151,931,373
Expense reductions	(5,535,619)	146,395,754
Net investment income (loss)		335,772,981
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,111,263,521
Foreign currency transactions	55,780
Total net realized gain (loss)		1,111,319,301
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,512,882)	2,938,106,796
Assets and liabilities in foreign currencies	385,938
Total change in net unrealized appreciation (depreciation)		2,938,492,734
Net gain (loss)		4,049,812,035
Net increase (decrease) in net assets resulting from operations		$ 4,385,585,016

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 335,772,981	$ 486,439,991
Net realized gain (loss)	1,111,319,301	(561,752,757)
Change in net unrealized appreciation (depreciation)	2,938,492,734	3,614,151,999
Net increase (decrease) in net assets resulting from operations	4,385,585,016	3,538,839,233
Distributions to shareholders from net investment income	(554,170,946)	(474,506,693)
Distributions to shareholders from net realized gain	(93,780,296)	-
Total distributions	(647,951,242)	(474,506,693)
Share transactions - net increase (decrease)	(3,354,636,247)	(3,995,252,806)
Redemption fees	342,341	822,251
Total increase (decrease) in net assets	383,339,868	(930,098,015)

Net Assets
Beginning of period	34,819,235,118	35,749,333,133
End of period (including undistributed net investment income of $205,624,708 and undistributed net investment income of $424,022,673, respectively)	$ 35,202,574,986	$ 34,819,235,118

Financial Highlights - Diversified International

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 29.49	$ 26.86	$ 21.96	$ 45.41	$ 37.58	$ 30.80
Income from Investment Operations
Net investment income (loss) D	.29 I	.37	.35	.55	.47	.46
Net realized and unrealized gain (loss)	3.61	2.61	4.86	(20.96)	10.23	7.33
Total from investment operations	3.90	2.98	5.21	(20.41)	10.70	7.79
Distributions from net investment income	(.46)	(.35)	(.31)	(.47)	(.36)	(.28)
Distributions from net realized gain	(.08)	-	-	(2.57)	(2.51)	(.73)
Total distributions	(.54)	(.35)	(.31)	(3.04)	(2.87)	(1.01)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 32.85	$ 29.49	$ 26.86	$ 21.96	$ 45.41	$ 37.58
Total Return B, C	13.44%	11.15%	24.32%	(48.04)%	30.37%	25.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.92% A	.98%	1.01%	1.04%	.93%	1.01%
Expenses net of fee waivers, if any	.91% A	.98%	1.01%	1.04%	.93%	1.01%
Expenses net of all reductions	.89% A	.96%	.99%	1.02%	.91%	.97%
Net investment income (loss)	1.90% A, I	1.34%	1.58%	1.53%	1.20%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,442,564	$ 26,527,229	$ 30,998,270	$ 28,274,961	$ 59,929,942	$ 43,965,189
Portfolio turnover rate F	44% A	57%	54%	49%	51%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividends, the ratio of net investment income (loss) to average net assets would have been 1.27%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 29.51	$ 26.89	$ 21.98	$ 38.39
Income from Investment Operations
Net investment income (loss) D	.32 J	.42	.42	.16
Net realized and unrealized gain (loss)	3.62	2.61	4.85	(16.57)
Total from investment operations	3.94	3.03	5.27	(16.41)
Distributions from net investment income	(.53)	(.41)	(.36)	-
Distributions from net realized gain	(.08)	-	-	-
Total distributions	(.61)	(.41)	(.36)	-
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 32.84	$ 29.51	$ 26.89	$ 21.98
Total Return B, C	13.56%	11.33%	24.64%	(42.75)%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.79%	.77%	.88% A
Expenses net of fee waivers, if any	.74% A	.79%	.77%	.88% A
Expenses net of all reductions	.72% A	.77%	.76%	.87% A
Net investment income (loss)	2.06% A, J	1.54%	1.81%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,129,952	$ 7,697,405	$ 4,713,909	$ 932,275
Portfolio turnover rate F	44% A	57%	54%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for startup periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. JInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.43%.

Financial Highlights - Class F

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 29.52	$ 26.89	$ 23.29
Income from Investment Operations
Net investment income (loss) D	.32 J	.43	(.02)
Net realized and unrealized gain (loss)	3.61	2.62	3.62
Total from investment operations	3.93	3.05	3.60
Distributions from net investment income	(.54)	(.42)	-
Distributions from net realized gain	(.08)	-	-
Total distributions	(.62)	(.42)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 32.83	$ 29.52	$ 26.89
Total Return B, C	13.54%	11.41%	15.46%
Ratios to Average Net Assets E, H
Expenses before reductions	.70% A	.73%	.71% A
Expenses net of fee waivers, if any	.69% A	.73%	.71% A
Expenses net of all reductions	.67% A	.72%	.70% A
Net investment income (loss)	2.12% A, J	1.59%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 630,059	$ 594,602	$ 37,155
Portfolio turnover rate F	44% A	57%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.49%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011

1. Organization.

Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For master notes, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,591,579,161
Gross unrealized depreciation	(543,667,844)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,047,911,317

Tax cost	$ 28,615,144,704

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,320,651,579 and $10,224,002,231, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Diversified International	$ 28,214,507.22
Class K	2,173,896.05
	$ 30,388,403

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $57,402 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $60,685 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,012,533. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $2,833,493.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,702,126 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Diversified International	$ 404,459,001	$ 398,456,259
Class K	139,574,570	74,880,028
Class F	10,137,375	1,170,406
Total	$ 554,170,946	$ 474,506,693
From net realized gain
Diversified International	$ 71,011,889	$ -
Class K	21,272,316	-
Class F	1,496,091	-
Total	$ 93,780,296	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Diversified International
Shares sold	54,365,615	179,662,935	$ 1,660,224,674	$ 4,893,668,837
Reinvestment of distributions	15,446,130	13,627,007	459,413,421	384,281,814
Shares redeemed	(194,921,582)	(447,584,331)	(5,959,706,464)	(12,092,134,122)
Net increase (decrease)	(125,109,837)	(254,294,389)	$ (3,840,068,369)	$ (6,814,183,471)
Class K
Shares sold	66,687,466	151,794,829	$ 2,037,030,705	$ 4,125,917,772
Reinvestment of distributions	5,413,885	2,657,205	160,846,886	74,880,028
Shares redeemed	(54,880,942)	(68,937,812)	(1,676,838,352)	(1,889,669,527)
Net increase (decrease)	17,220,409	85,514,222	$ 521,039,239	$ 2,311,128,273
Class F
Shares sold	8,581,636	24,587,499	$ 259,809,790	$ 664,182,809
Reinvestment of distributions	391,673	41,548	11,633,466	1,170,406
Shares redeemed	(9,928,993)	(5,866,038)	(307,050,373)	(157,550,823)
Net increase (decrease)	(955,684)	18,763,009	$ (35,607,117)	$ 507,802,392

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2011, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2011 and for the year ended October 31, 2010, and the financial highlights for the six months ended April 30, 2011 and for each of the five years in the period ended October 31, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2011 and for the year ended October 31, 2010, and the financial highlights for the six months ended April 30, 2011 and for each of the five years in the period ended October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 16, 2011

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace Investing
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By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors
FIL Investment Advisors (UK) Limited
FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

DIF-F-SANN-0611
1.891709.101

Fidelity®
Diversified International
Fund -
Class K

Semiannual Report

April 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Fidelity Diversified International Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Diversified International	.91%
Actual		$ 1,000.00	$ 1,134.40	$ 4.82
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56
Class K	.74%
Actual		$ 1,000.00	$ 1,135.60	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Class F	.69%
Actual		$ 1,000.00	$ 1,135.40	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Diversified International Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom	17.6%
Japan	13.0%
Germany	8.4%
France	6.4%
United States of America	6.2%
Switzerland	5.4%
Canada	5.0%
Australia	3.8%
Spain	3.4%
Other	30.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom	18.4%
Japan	11.8%
United States of America	10.4%
Germany	8.1%
Switzerland	7.7%
France	7.0%
Canada	4.3%
Spain	3.9%
Netherlands	3.2%
Other	25.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.1	95.9
Short-Term Investments and Net Other Assets	1.9	4.1
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.4	2.0
BHP Billiton Ltd. sponsored ADR (Australia, Metals & Mining)	2.0	1.7
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.7	1.4
HTC Corp. (Taiwan, Communications Equipment)	1.6	0.9
HSBC Holdings PLC (United Kingdom, Commercial Banks)	1.6	1.5
SOFTBANK CORP. (Japan, Wireless Telecommunication Services)	1.5	1.0
Banco Santander SA sponsored ADR (Spain, Commercial Banks)	1.4	1.5
Siemens AG (Germany, Industrial Conglomerates)	1.3	1.1
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	1.3	0.8
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.2	1.9
	16.0
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.5	20.5
Consumer Discretionary	14.8	13.8
Energy	11.3	11.4
Materials	11.2	10.2
Industrials	10.8	8.2
Information Technology	10.3	9.5
Consumer Staples	6.7	9.2
Health Care	6.2	7.3
Telecommunication Services	6.0	5.4
Utilities	0.3	0.4

Semiannual Report

Fidelity Diversified International Fund

Investments April 30, 2011

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Argentina - 0.0%
Banco Macro SA sponsored ADR	268,529	$ 9,932,888
Australia - 3.8%
AMP Ltd.	14,831,137	89,117,633
BHP Billiton Ltd. sponsored ADR (d)	7,059,600	714,713,904
CSL Ltd.	1,944,269	73,230,455
Newcrest Mining Ltd.	7,469,169	339,473,172
Paladin Energy Ltd. (Australia) (a)	167,540	606,235
QBE Insurance Group Ltd.	4,150,000	85,139,388
Westfield Group unit	4,650,000	45,990,500
TOTAL AUSTRALIA		1,348,271,287
Bailiwick of Guernsey - 0.9%
Ashmore Global Opportunities Ltd. (e)	1,245,000	10,022,250
Resolution Ltd.	60,665,000	306,740,490
TOTAL BAILIWICK OF GUERNSEY		316,762,740
Bailiwick of Jersey - 1.4%
Experian PLC	16,227,900	218,618,635
Randgold Resources Ltd. sponsored ADR	855,700	74,077,949
WPP PLC	15,115,311	197,993,213
TOTAL BAILIWICK OF JERSEY		490,689,797
Belgium - 0.8%
Anheuser-Busch InBev SA NV (d)	4,274,775	272,816,556
Anheuser-Busch InBev SA NV (strip VVPR) (a)	5,339,200	23,725
KBC Groupe SA (d)	30,000	1,222,879
Telenet Group Holding NV	24,500	1,218,054
TOTAL BELGIUM		275,281,214
Bermuda - 1.1%
Assured Guaranty Ltd.	3,106,200	52,805,400
Cafe de Coral Holdings Ltd.	264,000	613,914
China Foods Ltd.	1,336,000	934,097
CNPC (Hong Kong) Ltd.	10,904,000	19,319,243
Credicorp Ltd. (NY Shares)	9,200	887,984
Huabao International Holdings Ltd.	77,697,000	115,250,434
Li & Fung Ltd.	28,626,000	146,331,226
Noble Group Ltd.	31,012,000	56,498,313
Vostok Nafta Investment Ltd. SDR (a)	83,500	552,660
Vtech Holdings Ltd.	108,100	1,231,841
Yue Yuen Industrial (Holdings) Ltd.	187,500	648,233
TOTAL BERMUDA		395,073,345
Brazil - 2.1%
All America Latina Logistica SA	87,300	721,350
Anhanguera Educacional Participacoes SA	1,038,700	23,107,163
Banco Bradesco SA	123,700	2,083,551
Banco Bradesco SA (PN) sponsored ADR	4,550,000	92,046,500
Banco Santander (Brasil) SA ADR	5,000,000	58,050,000
BM&F Bovespa SA	9,123,200	68,483,437

	Shares	Value
Droga Raia SA	386,000	$ 5,937,329
Drogasil SA	6,198,300	44,518,394
Estacio Participacoes SA	1,989,165	29,079,511
Itau Unibanco Banco Multiplo SA sponsored ADR	5,904,200	140,224,750
Klabin SA (PN) (non-vtg.)	163,000	634,056
Lojas Renner SA	19,300	712,111
Mills Estruturas e Servicos de Engenharia SA	1,727,100	23,601,761
Multiplus SA	55,000	1,129,155
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR	845,000	31,543,850
Souza Cruz Industria Comerico	4,375,000	49,191,985
T4F Entretenimento SA	2,091,900	19,944,384
TIM Participacoes SA sponsored ADR (non-vtg.)	1,353,300	63,848,694
Tractebel Energia SA	105,200	1,842,822
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	80,000	821,204
Valid Solucoes SA	51,600	705,142
Vivo Participacoes SA sponsored ADR	1,898,100	79,359,561
Wilson Sons Ltd. unit	57,500	1,077,417
TOTAL BRAZIL		738,664,127
British Virgin Islands - 0.2%
Arcos Dorados Holdings, Inc.	1,737,100	38,268,313
Camelot Information Systems, Inc. ADR	915,603	17,671,138
TOTAL BRITISH VIRGIN ISLANDS		55,939,451
Canada - 5.0%
Agnico-Eagle Mines Ltd. (Canada)	1,250,000	87,094,387
Barrick Gold Corp.	800,000	40,858,260
Canadian Natural Resources Ltd.	4,175,000	196,416,077
Fairfax Financial Holdings Ltd. (sub. vtg.)	170,000	68,657,647
Goldcorp, Inc.	1,859,800	103,968,737
InterOil Corp. (a)(d)	991,400	63,053,040
Ivanhoe Mines Ltd. (a)	2,538,160	66,559,296
Niko Resources Ltd.	2,237,500	189,079,511
Open Text Corp. (a)	1,445,400	88,548,128
Osisko Mining Corp. (a)	4,000,000	58,556,178
Painted Pony Petroleum Ltd. (a)(f)(e)	2,139,100	22,519,222
Painted Pony Petroleum Ltd. Class A (a)(e)	3,535,700	37,221,829
Petrobank Energy & Resources Ltd. (e)	5,625,000	119,028,115
Petrominerales Ltd.	3,121,175	119,456,449
Silver Wheaton Corp.	2,126,900	86,550,735
Suncor Energy, Inc.	3,100,000	142,892,929
Talisman Energy, Inc.	8,400,000	202,874,960
Tourmaline Oil Corp. (a)	1,200,000	34,271,219
Tourmaline Oil Corp. (a)(f)(g)	644,200	18,397,933
Uranium One, Inc.	4,137,000	17,228,390
TOTAL CANADA		1,763,233,042
Cayman Islands - 0.8%
Central China Real Estate Ltd.	1,860,000	514,917
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China Automation Group Ltd.	16,640,000	$ 14,569,615
China Kanghui Holdings sponsored ADR (a)	32,500	624,000
China ZhengTong Auto Services Holdings Ltd.	24,761,500	28,025,390
Geely Automobile Holdings Ltd.	46,000,000	18,420,612
Hengan International Group Co. Ltd.	7,325,500	57,160,463
Hengdeli Holdings Ltd.	68,972,000	41,296,345
hiSoft Technology International Ltd. ADR (a)	1,726,400	32,214,624
Kingboard Chemical Holdings Ltd.	142,000	777,990
Mindray Medical International Ltd. sponsored ADR (d)	31,200	833,976
Minth Group Ltd.	7,436,000	11,432,193
Samson Holding Ltd.	3,220,000	721,425
Shenguan Holdings Group Ltd.	4,304,000	5,719,233
Silver Base Group Holdings Ltd.	26,592,000	21,879,515
Want Want China Holdings Ltd.	36,665,000	32,905,637
TOTAL CAYMAN ISLANDS		267,095,935
Chile - 0.0%
Compania Cervecerias Unidas SA sponsored ADR	22,000	1,320,000
Embotelladora Andina SA sponsored ADR	35,100	1,012,284
Inversiones Aguas Metropolitanas SA	647,863	1,060,894
TOTAL CHILE		3,393,178
China - 2.5%
Agricultural Bank China Ltd. (H Shares)	278,924,000	164,848,276
Baidu.com, Inc. sponsored ADR (a)	1,382,000	205,254,640
Bank of China Ltd. (H Shares)	158,346,000	87,468,208
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	19,359,600	51,351,063
China Bluechemical Ltd. (H shares)	624,000	507,794
China Communications Services Corp. Ltd. (H Shares)	878,000	535,869
China Construction Bank Corp. (H Shares)	121,885,000	115,194,610
China Merchants Bank Co. Ltd. (H Shares)	77,890,500	200,585,865
Dalian Port (PDA) Co. Ltd. (H Shares)	1,542,000	603,592
Nine Dragons Paper (Holdings) Ltd.	559,000	638,442
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	14,588,000	40,009,322
TOTAL CHINA		866,997,681
Colombia - 0.0%
Ecopetrol SA ADR (d)	16,200	710,694
Czech Republic - 0.0%
Philip Morris CR AS	1,900	1,080,194

	Shares	Value
Denmark - 2.8%
Carlsberg A/S Series B	1,980,600	$ 235,237,801
Novo Nordisk A/S Series B	4,892,689	619,406,452
Pandora A/S (d)	599,100	26,986,808
William Demant Holding A/S (a)	1,250,000	116,536,575
TOTAL DENMARK		998,167,636
Egypt - 0.0%
Commercial International Bank Ltd.	152,800	707,089
JUHAYNA Food Industries	571,200	518,662
TOTAL EGYPT		1,225,751
Finland - 0.1%
Fortum Corp.	50,000	1,722,636
Nokian Tyres PLC	439,253	22,771,754
TOTAL FINLAND		24,494,390
France - 6.4%
Alstom SA	2,918,413	194,070,012
Atos Origin SA (a)	1,149,659	70,848,111
AXA SA sponsored ADR (d)	6,572,200	147,348,724
BNP Paribas SA	2,507,000	198,405,275
Carrefour SA	48,700	2,309,023
Club Mediterranee SA (a)	635,000	14,799,743
Danone	1,330,850	97,488,418
Dassault Aviation SA	36,265	34,915,217
Essilor International SA	1,868,672	156,440,407
Euler Hermes SA	200,000	21,320,393
Iliad Group SA	617,692	79,406,375
L'Oreal SA	431,800	54,754,629
LVMH Moet Hennessy - Louis Vuitton	1,868,701	335,610,293
PPR SA	2,062,000	368,798,806
Publicis Groupe SA	1,225,000	69,421,623
Safran SA (d)	477,000	18,511,149
Sanofi-Aventis	1,006,453	79,630,250
Schneider Electric SA (d)	762,142	134,675,949
Societe Generale Series A	2,052,100	137,267,006
Vallourec SA	13,850	1,727,126
VINCI SA	588,200	39,293,007
TOTAL FRANCE		2,257,041,536
Germany - 6.8%
adidas AG	1,380,730	102,788,600
BASF AG (d)	2,297,237	236,145,122
Bayer AG (d)	46,750	4,109,756
Bayerische Motoren Werke AG (BMW)	3,000,500	282,971,168
Commerzbank AG (a)	3,300,000	20,578,312
Deutsche Boerse AG	1,228,500	102,082,601
ElringKlinger AG	310,500	10,893,030
Fresenius Medical Care AG & Co. KGaA	3,194,050	251,028,287
Fresenius SE	2,319,000	243,397,214
GFK AG	1,600,000	90,767,937
Common Stocks - continued
	Shares	Value
Germany - continued
HeidelbergCement AG (d)	1,474,200	$ 112,738,496
Kabel Deutschland Holding AG (a)	681,800	42,611,978
Linde AG	1,427,462	257,105,778
MTU Aero Engines Holdings AG (d)	513,600	39,368,519
Rheinmetall AG (d)	547,250	49,089,131
SAP AG	1,643,285	105,880,468
Siemens AG	23,266	3,384,818
Siemens AG sponsored ADR (d)	3,053,100	445,569,414
Symrise AG	70,000	2,309,043
TOTAL GERMANY		2,402,819,672
Hong Kong - 0.9%
AIA Group Ltd.	18,365,200	61,837,681
China Insurance International Holdings Co. Ltd. (a)	200,400	550,911
China Mobile (Hong Kong) Ltd.	221,500	2,037,451
China Resources Enterprise Ltd.	266,000	1,072,042
China Resources Power Holdings Co. Ltd.	578,000	1,064,265
Henderson Land Development Co. Ltd.	9,664,155	66,138,295
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	2,171,600	60,118
Hopewell Holdings Ltd.	367,500	1,109,650
Swire Pacific Ltd. (A Shares)	4,577,000	69,895,858
Television Broadcasts Ltd.	184,000	1,077,991
Wharf Holdings Ltd.	15,247,000	111,511,222
TOTAL HONG KONG		316,355,484
India - 1.7%
Axis Bank Ltd.	1,472,751	42,816,438
Bajaj Auto Ltd.	597,383	19,897,018
Bharti Airtel Ltd.	4,465,580	38,349,197
CESC Ltd. GDR	162,621	1,132,523
Cipla Ltd.	109,853	768,264
CMC Ltd.	18,189	837,010
HDFC Bank Ltd.	2,599,139	134,826,293
Housing Development Finance Corp. Ltd.	6,533,960	104,354,377
India Cements Ltd.	236,719	531,153
Indian Bank	117,015	637,494
Infrastructure Development Finance Co. Ltd.	11,565,310	37,971,745
ITC Ltd.	4,346,226	18,890,444
Mahindra & Mahindra Financial Services Ltd.	2,226,876	36,826,104
Max India Ltd. (a)	304,943	1,154,863
Provogue (India) Ltd.	527,589	510,839
Punjab National Bank	83,060	2,377,729
Redington India Ltd.	316,091	630,325
Satyam Computer Services Ltd. (a)	652,716	1,112,810
Shriram Transport Finance Co. Ltd.	2,327,613	40,756,238
Sobha Developers Ltd.	85,897	554,240
SREI Infrastructure Finance Ltd.	522,125	609,962

	Shares	Value
State Bank of India	1,677,783	$ 106,327,200
Tulip Telecom Ltd.	182,655	645,308
TOTAL INDIA		592,517,574
Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	1,446,500	1,089,437
PT Panin Life Tbk (a)	24,842,000	559,845
PT Perusahaan Gas Negara Tbk Series B	80,497,000	37,597,895
TOTAL INDONESIA		39,247,177
Ireland - 0.3%
CRH PLC	4,099,800	101,774,183
Italy - 2.5%
Enel SpA	470,000	3,351,334
ENI SpA	2,725,300	72,968,652
Fiat Industrial SpA (a)	22,427,792	333,197,059
Fiat SpA (d)	9,726,500	103,801,656
Intesa Sanpaolo SpA	18,977,983	63,023,043
Saipem SpA	4,983,203	282,918,342
TOTAL ITALY		859,260,086
Japan - 13.0%
ABC-Mart, Inc.	298,700	11,190,294
Aozora Bank Ltd.	6,702,000	14,515,615
Canon, Inc. sponsored ADR (d)	3,533,300	166,665,761
Chiyoda Corp.	3,789,000	37,713,704
Denso Corp.	4,779,700	159,939,898
Dentsu, Inc.	1,677,800	44,615,171
eAccess Ltd. (d)	57,960	27,363,763
Elpida Memory, Inc. (a)(d)	5,270,900	78,969,242
Fanuc Ltd.	885,100	148,146,983
Fast Retailing Co. Ltd.	154,000	24,279,144
Hitachi Ltd.	26,083,000	141,554,001
Honda Motor Co. Ltd.	5,597,400	215,160,601
Hoya Corp.	2,000,000	43,069,905
Itochu Corp.	6,178,000	64,349,037
Japan Tobacco, Inc.	53,692	208,637,366
JSR Corp.	4,543,500	95,574,548
KDDI Corp.	18,982	126,709,692
Keyence Corp.	731,100	193,175,047
Komatsu Ltd.	7,736,200	272,740,118
Makita Corp.	738,600	33,957,266
Mazda Motor Corp.	13,813,000	31,714,725
Mitsubishi Corp.	5,819,600	157,852,740
Mitsubishi Electric Corp.	1,454,000	16,185,804
Mitsubishi UFJ Financial Group, Inc.	24,770,300	118,872,592
Mitsui & Co. Ltd.	7,619,800	135,578,305
Nintendo Co. Ltd.	357,600	84,602,784
Nitori Holdings Co. Ltd.	441,400	38,164,088
NSK Ltd.	7,385,000	65,527,431
NTT DoCoMo, Inc.	64,435	119,536,349
ORIX Corp.	4,020,290	394,925,274
Rakuten, Inc.	217,002	201,472,475
Common Stocks - continued
	Shares	Value
Japan - continued
ROHM Co. Ltd.	514,600	$ 30,988,515
Shimadzu Corp.	3,803,000	33,035,826
Shinsei Bank Ltd. (a)	6,126,000	7,366,060
SOFTBANK CORP.	12,900,100	544,276,104
Sumitomo Corp.	2,944,600	40,615,277
Sumitomo Mitsui Financial Group, Inc.	2,810,400	87,285,521
TDK Corp.	579,400	29,890,404
Tokyo Electron Ltd.	2,698,100	156,184,678
Yahoo! Japan Corp.	437,883	161,053,840
TOTAL JAPAN		4,563,455,948
Korea (South) - 1.8%
Amorepacific Corp.	106,907	108,057,563
Daegu Bank Co. Ltd.	40,960	686,180
Korea Plant Service & Engineering Co. Ltd.	20,480	628,679
KT Corp.	47,400	1,706,816
LG Corp.	23,274	2,145,520
LIG Non-Life Insurance Co. Ltd.	26,720	661,435
NHN Corp. (a)	572,776	113,911,879
Orion Corp.	20,563	7,996,184
S1 Corp.	20,993	1,027,546
Samsung Electronics Co. Ltd.	345,597	288,832,922
Shinhan Financial Group Co. Ltd.	2,186,480	107,431,115
Shinsegae Co. Ltd.	4,723	1,193,458
Sindoh Co. Ltd.	10,885	537,883
TOTAL KOREA (SOUTH)		634,817,180
Luxembourg - 0.1%
Millicom International Cellular SA	12,600	1,365,084
Ternium SA sponsored ADR	1,411,261	47,446,595
TOTAL LUXEMBOURG		48,811,679
Malaysia - 0.2%
Genting Bhd	17,806,800	69,724,517
Parkson Holdings Bhd	563,574	1,088,150
TOTAL MALAYSIA		70,812,667
Mexico - 0.8%
America Movil SAB de CV Series L sponsored ADR	2,173,700	124,335,640
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	2,214,800	52,535,056
Urbi, Desarrollos Urbanos, SA de CV (a)	444,900	1,065,994
Wal-Mart de Mexico SA de CV Series V	34,518,200	108,136,455
TOTAL MEXICO		286,073,145
Netherlands - 2.8%
AEGON NV (a)	24,716,400	196,463,173
Gemalto NV	1,700,000	87,136,775
ING Groep NV:
(Certificaten Van Aandelen) (a)	149,000	1,963,027
sponsored ADR (a)(d)	18,160,800	239,540,952

	Shares	Value
Koninklijke KPN NV	7,336,331	$ 116,435,336
Koninklijke Philips Electronics NV	55,250	1,636,451
Koninklijke Philips Electronics NV unit	5,773,400	170,257,566
LyondellBasell Industries NV Class A	1,366,500	60,809,250
Randstad Holdings NV	934,994	52,599,000
Wolters Kluwer NV (Certificaten Van Aandelen)	2,168,800	50,531,470
TOTAL NETHERLANDS		977,373,000
Netherlands Antilles - 0.5%
Schlumberger Ltd.	2,062,900	185,145,275
Nigeria - 0.0%
Guaranty Trust Bank PLC GDR (Reg. S)	85,500	538,650
Norway - 1.3%
DnB NOR ASA (d)	12,195,600	198,287,320
Storebrand ASA (A Shares) (d)	4,980,000	51,733,110
Telenor ASA	11,802,200	203,926,431
TOTAL NORWAY		453,946,861
Papua New Guinea - 0.0%
Oil Search Ltd.	111,150	859,226
Philippines - 0.0%
Banco de Oro Universal Bank	677,000	858,804
Manila Water Co., Inc.	2,331,300	980,339
Universal Robina Corp.	899,000	783,383
TOTAL PHILIPPINES		2,622,526
Poland - 0.0%
Warsaw Stock Exchange	44,200	836,695
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	9,940,628	39,963,970
Russia - 1.0%
JSC TransContainer ADR unit	50,300	603,600
Lukoil Oil Co. sponsored ADR	550,000	38,335,000
OAO Gazprom sponsored ADR	8,486,800	144,784,808
Sberbank (Savings Bank of the Russian Federation)	19,725,000	71,950,431
Sberbank (Savings Bank of the Russian Federation) GDR	1,800	717,864
Uralkali JSC GDR (Reg. S)	2,019,600	84,762,612
TOTAL RUSSIA		341,154,315
South Africa - 0.9%
African Bank Investments Ltd.	146,200	852,439
AngloGold Ashanti Ltd.	43,600	2,219,063
AngloGold Ashanti Ltd. sponsored ADR	1,750,000	89,215,000
Aveng Ltd.	129,400	686,916
Foschini Ltd.	905,000	12,482,284
Impala Platinum Holdings Ltd.	1,232,700	38,476,191
Naspers Ltd. Class N	2,050,600	123,309,153
Sasol Ltd.	23,900	1,380,295
Shoprite Holdings Ltd.	844,000	13,298,421
Common Stocks - continued
	Shares	Value
South Africa - continued
Tiger Brands Ltd.	25,400	$ 744,358
Vodacom Group (Pty) Ltd.	3,340,800	40,839,770
TOTAL SOUTH AFRICA		323,503,890
Spain - 3.4%
Banco Bilbao Vizcaya Argentaria SA	229,000	2,933,480
Banco Santander SA sponsored ADR	38,778,700	480,855,880
Gestevision Telecinco SA	5,277,300	59,305,582
Inditex SA	3,264,772	292,758,141
Prosegur Compania de Seguridad SA (Reg.)	1,734,500	105,977,083
Red Electrica Corporacion SA	1,068,600	68,187,469
Telefonica SA	6,157,000	165,414,372
TOTAL SPAIN		1,175,432,007
Sweden - 1.1%
H&M Hennes & Mauritz AB (B Shares) (d)	5,753,543	203,256,628
Sandvik AB (d)	974,900	20,680,430
Swedbank AB (A Shares)	8,303,300	157,451,507
TOTAL SWEDEN		381,388,565
Switzerland - 5.4%
Adecco SA (Reg.)	23,500	1,677,310
Clariant AG (Reg.) (a)	6,401,457	132,816,452
Kuehne & Nagel International AG	1,576,550	251,839,808
Nestle SA	6,049,792	375,511,565
Noble Corp.	1,200,000	51,612,000
Schindler Holding AG:
(participation certificate)	13,050	1,687,910
(Reg.)	1,278,570	164,485,743
Syngenta AG (Switzerland)	95,717	33,845,149
The Swatch Group AG (Bearer)	84,750	41,681,934
Transocean Ltd. (United States) (a)	2,150,000	156,412,500
Transocean Ltd. (Switzerland)	22,910	1,678,893
UBS AG (a)	16,391,005	327,969,219
Zurich Financial Services AG	1,320,056	370,772,245
TOTAL SWITZERLAND		1,911,990,728
Taiwan - 2.0%
Advantech Co. Ltd.	195,000	644,448
Chroma ATE, Inc.	329,000	1,083,859
CTCI Corp.	784,000	989,395
Giant Manufacturing Co. Ltd.	261,000	1,041,816
Hon Hai Precision Industry Co. Ltd. (Foxconn)	19,141,040	72,400,309
HTC Corp.	12,293,000	557,116,963
Pacific Hospital Supply Co. Ltd.	152,000	680,913
Powertech Technology, Inc.	316,000	1,145,686
President Chain Store Corp.	235,000	1,286,212
SIMPLO Technology Co. Ltd.	122,000	825,100
Ta Chong Bank (a)	3,076,000	1,233,188

	Shares	Value
Taiwan Fertilizer Co. Ltd.	22,351,000	$ 75,269,535
Taiwan Semiconductor Manufacturing Co. Ltd.	909,000	2,347,305
TOTAL TAIWAN		716,064,729
Thailand - 0.0%
Banpu PCL (For. Reg.)	20,200	504,662
Charoen Pokphand Foods PCL (For. Reg.)	1,156,400	1,142,458
Indorama Ventures PCL	428,800	764,689
Quality Houses PCL	15,762,600	1,235,247
TOTAL THAILAND		3,647,056
Turkey - 0.0%
Turkiye Is Bankasi AS Series C	307,000	1,085,904
United Kingdom - 17.6%
Anglo American PLC (United Kingdom)	3,869,200	201,681,401
Aviva PLC	5,008,200	37,482,448
Barclays PLC	3,866,165	18,380,356
BG Group PLC	11,041,979	282,846,742
BHP Billiton PLC	4,671,680	197,524,765
BP PLC	449,500	3,455,536
BP PLC sponsored ADR	7,449,700	343,729,158
British American Tobacco PLC:
(United Kingdom)	62,500	2,731,151
sponsored ADR	1,773,400	156,413,880
British Land Co. PLC	4,410,000	44,235,617
Britvic PLC	7,141,500	48,849,917
Burberry Group PLC	6,263,800	135,496,518
Capita Group PLC	13,338,500	163,985,441
Carphone Warehouse Group PLC (a)	16,014,300	106,399,266
Centrica PLC	539,000	2,889,209
GlaxoSmithKline PLC	18,204,100	397,681,210
HSBC Holdings PLC:
(United Kingdom)	421,871	4,601,866
sponsored ADR (d)	9,939,900	541,426,353
Imperial Tobacco Group PLC	100,050	3,521,293
Inchcape PLC	17,442,619	106,172,134
ITV PLC (a)	94,319,000	119,817,124
Johnson Matthey PLC	1,813,800	60,686,324
Lloyds Banking Group PLC (a)	316,953,400	314,699,155
Misys PLC	13,125,310	69,193,779
Next PLC	2,865,200	107,063,494
Ocado Group PLC (a)	9,816,418	37,123,588
Pearson PLC	10,425,200	199,814,282
Prudential PLC	241,500	3,124,480
Pz Cussons PLC Class L	149,300	817,503
QinetiQ Group PLC (a)	16,755,100	33,837,153
Reckitt Benckiser Group PLC	7,905,900	438,967,953
Rio Tinto PLC	47,350	3,455,011
Rio Tinto PLC sponsored ADR	3,501,000	256,308,210
Rolls-Royce Group PLC	5,014,400	53,732,385
Rolls-Royce Group PLC (C shares)	481,382,400	804,101
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Royal Dutch Shell PLC:
Class A (United Kingdom)	154,000	$ 5,974,436
Class A sponsored ADR	4,900,000	379,652,000
Class B sponsored ADR (d)	10,800,000	846,287,998
Standard Chartered PLC (United Kingdom)	91,587	2,538,053
SuperGroup PLC (a)	1,516,200	40,167,996
Vodafone Group PLC	1,664,000	4,810,441
Vodafone Group PLC sponsored ADR	14,606,100	425,329,632
Xstrata PLC	140,000	3,558,119
TOTAL UNITED KINGDOM		6,207,267,478
United States of America - 4.3%
Agilent Technologies, Inc. (a)	756,000	37,731,960
Alliance Data Systems Corp. (a)	233,800	22,211,000
Anadarko Petroleum Corp.	7,800	615,732
Apple, Inc. (a)	699,200	243,482,416
C. R. Bard, Inc.	864,700	92,306,725
Citigroup, Inc. (a)	22,936,500	105,278,535
Cognizant Technology Solutions Corp. Class A (a)	456,800	37,868,720
eBay, Inc. (a)	2,154,400	74,111,360
Facebook, Inc. Class B (a)(h)	1,288,142	32,203,550
Google, Inc. Class A (a)	263,608	143,429,113
Hasbro, Inc.	155,200	7,269,568
Intuit, Inc. (a)	321,900	17,884,764
Jacobs Engineering Group, Inc. (a)	1,186,800	58,877,148
JPMorgan Chase & Co.	1,903,200	86,843,016
Medco Health Solutions, Inc. (a)	2,286,700	135,669,911
MEMC Electronic Materials, Inc. (a)	1,228,400	14,531,972
Newmont Mining Corp.	1,000,000	58,610,000
QUALCOMM, Inc.	12,700	721,868
SanDisk Corp. (a)	1,411,800	69,375,852
Schweitzer-Mauduit International, Inc. (e)	1,584,655	82,148,515
The Pep Boys - Manny, Moe & Jack	980,514	13,433,042
The Walt Disney Co.	1,423,200	61,339,920
Unisys Corp. (a)	1,537,730	45,639,826
Wells Fargo & Co.	2,840,200	82,678,222
TOTAL UNITED STATES OF AMERICA		1,524,262,735
TOTAL COMMON STOCKS (Cost $25,068,585,082)		33,977,083,291
Nonconvertible Preferred Stocks - 1.6%
	Shares	Value
Germany - 1.6%
MAN SE	8,000	$ 824,732
ProSiebenSat.1 Media AG	4,370,100	125,155,303
Volkswagen AG (d)	2,175,300	428,533,233
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $268,609,934)		554,513,268
Master Notes - 0.0%
Principal Amount
Canada - 0.0%
OZ Optics Ltd. 5% 11/5/14 (h) (Cost $369,425)	$ 361,325	361,325
Money Market Funds - 8.9%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	526,644,900	526,644,900
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,604,453,237	2,604,453,237
TOTAL MONEY MARKET FUNDS (Cost $3,131,098,137)		3,131,098,137
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $28,468,662,578)	37,663,056,021
NET OTHER ASSETS (LIABILITIES) - (7.0)%	(2,460,481,035)
NET ASSETS - 100%	$ 35,202,574,986
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,917,155 or 0.1% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,564,875 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc Class B	3/31/11	$ 32,203,550
OZ Optics Ltd. 5% 11/5/14	11/5/10	370,453
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 889,351
Fidelity Securities Lending Cash Central Fund	7,012,533
Total	$ 7,901,884
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ashmore Global Opportunities Ltd.	$ -	$ 9,748,350	$ -	$ -	$ 10,022,250
Painted Pony Petroleum Ltd.	9,544,006	7,892,568	-	-	22,519,222
Painted Pony Petroleum Ltd. Class A	21,509,462	3,954,028	-	-	37,221,829
Petrobank Energy & Resources Ltd.	223,863,859	-	-	108,873,999	119,028,115
Schweitzer-Mauduit International, Inc.	83,300,121	15,918,255	-	432,385	82,148,515
Total	$ 338,217,448	$ 37,513,201	$ -	$ 109,306,384	$ 270,939,931
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 6,207,267,478	$ 5,019,506,777	$ 1,187,760,701	$ -
Japan	4,563,455,948	166,665,761	4,396,790,187	-
Germany	2,957,332,940	2,957,332,940	-	-
France	2,257,041,536	2,177,411,286	79,630,250	-
Switzerland	1,911,990,728	1,550,176,360	361,814,368	-
Canada	1,763,233,042	1,763,233,042	-	-
United States of America	1,524,262,735	1,492,059,185	-	32,203,550
Australia	1,348,271,287	1,348,271,287	-	-
Spain	1,175,432,007	1,007,084,155	168,347,852	-
Korea (South)	634,817,180	631,916,906	1,706,816	1,193,458
Other	10,188,491,678	8,578,281,835	1,610,209,843	-
Master Notes	361,325	-	-	361,325
Money Market Funds	3,131,098,137	3,131,098,137	-	-
Total Investments in Securities:	$ 37,663,056,021	$ 29,823,037,671	$ 7,806,260,017	$ 33,758,333
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 451,860
Total Realized Gain (Loss)	(1,056,146)
Total Unrealized Gain (Loss)	1,163,507
Cost of Purchases	33,742,128
Proceeds of Sales	(541,987)
Amortization/Accretion	(1,029)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 33,758,333
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 109,846

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $5,177,653,127 of which $956,598,602, $3,601,913,096 and $619,141,429 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011
Assets
Investment in securities, at value (including securities loaned of $2,490,341,329) - See accompanying schedule: Unaffiliated issuers (cost $24,964,128,672)	$ 34,261,017,953
Fidelity Central Funds (cost $3,131,098,137)	3,131,098,137
Other affiliated issuers (cost $373,435,769)	270,939,931
Total Investments (cost $28,468,662,578)		$ 37,663,056,021
Foreign currency held at value (cost $774,453)		774,454
Receivable for investments sold		4,039,937
Receivable for fund shares sold		32,072,831
Dividends receivable		174,226,437
Interest receivable		8,712
Distributions receivable from Fidelity Central Funds		2,908,342
Prepaid expenses		34,918
Other receivables		3,478,401
Total assets		37,880,600,053
Liabilities
Payable to custodian bank	$ 210
Payable for investments purchased Regular delivery	1,647,040
Delayed delivery	17,362,964
Payable for fund shares redeemed	25,129,232
Accrued management fee	19,104,240
Other affiliated payables	5,083,505
Other payables and accrued expenses	5,244,639
Collateral on securities loaned, at value	2,604,453,237
Total liabilities		2,678,025,067
Net Assets		$ 35,202,574,986
Net Assets consist of:
Paid in capital		$ 30,032,156,924
Undistributed net investment income		205,624,708
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,233,336,918)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,198,130,272
Net Assets		$ 35,202,574,986
Diversified International: Net Asset Value, offering price and redemption price per share ($25,442,563,880 ÷ 774,460,433 shares)		$ 32.85
Class K: Net Asset Value, offering price and redemption price per share ($9,129,951,822 ÷ 278,030,353 shares)		$ 32.84
Class F: Net Asset Value, offering price and redemption price per share ($630,059,284 ÷ 19,188,988 shares)		$ 32.83

Statement of Operations

	Six months ended April 30, 2011

Investment Income
Dividends (including $432,385 earned from other affiliated issuers)		$ 394,179,694
Special dividend (earned from other affiliated issuer)		108,873,999
Interest		13,488
Income from Fidelity Central Funds		7,901,884
Income before foreign taxes withheld		510,969,065
Less foreign taxes withheld		(28,800,330)
Total income		482,168,735

Expenses
Management fee Basic fee	$ 122,312,121
Performance adjustment	(6,299,168)
Transfer agent fees	30,388,403
Accounting and security lending fees	1,334,831
Custodian fees and expenses	3,621,408
Independent trustees' compensation	88,530
Appreciation in deferred trustee compensation account	26
Registration fees	125,429
Audit	113,704
Legal	67,844
Miscellaneous	178,245
Total expenses before reductions	151,931,373
Expense reductions	(5,535,619)	146,395,754
Net investment income (loss)		335,772,981
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,111,263,521
Foreign currency transactions	55,780
Total net realized gain (loss)		1,111,319,301
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,512,882)	2,938,106,796
Assets and liabilities in foreign currencies	385,938
Total change in net unrealized appreciation (depreciation)		2,938,492,734
Net gain (loss)		4,049,812,035
Net increase (decrease) in net assets resulting from operations		$ 4,385,585,016

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 335,772,981	$ 486,439,991
Net realized gain (loss)	1,111,319,301	(561,752,757)
Change in net unrealized appreciation (depreciation)	2,938,492,734	3,614,151,999
Net increase (decrease) in net assets resulting from operations	4,385,585,016	3,538,839,233
Distributions to shareholders from net investment income	(554,170,946)	(474,506,693)
Distributions to shareholders from net realized gain	(93,780,296)	-
Total distributions	(647,951,242)	(474,506,693)
Share transactions - net increase (decrease)	(3,354,636,247)	(3,995,252,806)
Redemption fees	342,341	822,251
Total increase (decrease) in net assets	383,339,868	(930,098,015)

Net Assets
Beginning of period	34,819,235,118	35,749,333,133
End of period (including undistributed net investment income of $205,624,708 and undistributed net investment income of $424,022,673, respectively)	$ 35,202,574,986	$ 34,819,235,118

Financial Highlights - Diversified International

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 29.49	$ 26.86	$ 21.96	$ 45.41	$ 37.58	$ 30.80
Income from Investment Operations
Net investment income (loss) D	.29 I	.37	.35	.55	.47	.46
Net realized and unrealized gain (loss)	3.61	2.61	4.86	(20.96)	10.23	7.33
Total from investment operations	3.90	2.98	5.21	(20.41)	10.70	7.79
Distributions from net investment income	(.46)	(.35)	(.31)	(.47)	(.36)	(.28)
Distributions from net realized gain	(.08)	-	-	(2.57)	(2.51)	(.73)
Total distributions	(.54)	(.35)	(.31)	(3.04)	(2.87)	(1.01)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 32.85	$ 29.49	$ 26.86	$ 21.96	$ 45.41	$ 37.58
Total Return B, C	13.44%	11.15%	24.32%	(48.04)%	30.37%	25.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.92% A	.98%	1.01%	1.04%	.93%	1.01%
Expenses net of fee waivers, if any	.91% A	.98%	1.01%	1.04%	.93%	1.01%
Expenses net of all reductions	.89% A	.96%	.99%	1.02%	.91%	.97%
Net investment income (loss)	1.90% A, I	1.34%	1.58%	1.53%	1.20%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,442,564	$ 26,527,229	$ 30,998,270	$ 28,274,961	$ 59,929,942	$ 43,965,189
Portfolio turnover rate F	44% A	57%	54%	49%	51%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividends, the ratio of net investment income (loss) to average net assets would have been 1.27%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 29.51	$ 26.89	$ 21.98	$ 38.39
Income from Investment Operations
Net investment income (loss) D	.32 J	.42	.42	.16
Net realized and unrealized gain (loss)	3.62	2.61	4.85	(16.57)
Total from investment operations	3.94	3.03	5.27	(16.41)
Distributions from net investment income	(.53)	(.41)	(.36)	-
Distributions from net realized gain	(.08)	-	-	-
Total distributions	(.61)	(.41)	(.36)	-
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 32.84	$ 29.51	$ 26.89	$ 21.98
Total Return B, C	13.56%	11.33%	24.64%	(42.75)%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.79%	.77%	.88% A
Expenses net of fee waivers, if any	.74% A	.79%	.77%	.88% A
Expenses net of all reductions	.72% A	.77%	.76%	.87% A
Net investment income (loss)	2.06% A, J	1.54%	1.81%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,129,952	$ 7,697,405	$ 4,713,909	$ 932,275
Portfolio turnover rate F	44% A	57%	54%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for startup periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. JInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.43%.

Financial Highlights - Class F

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 29.52	$ 26.89	$ 23.29
Income from Investment Operations
Net investment income (loss) D	.32 J	.43	(.02)
Net realized and unrealized gain (loss)	3.61	2.62	3.62
Total from investment operations	3.93	3.05	3.60
Distributions from net investment income	(.54)	(.42)	-
Distributions from net realized gain	(.08)	-	-
Total distributions	(.62)	(.42)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 32.83	$ 29.52	$ 26.89
Total Return B, C	13.54%	11.41%	15.46%
Ratios to Average Net Assets E, H
Expenses before reductions	.70% A	.73%	.71% A
Expenses net of fee waivers, if any	.69% A	.73%	.71% A
Expenses net of all reductions	.67% A	.72%	.70% A
Net investment income (loss)	2.12% A, J	1.59%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 630,059	$ 594,602	$ 37,155
Portfolio turnover rate F	44% A	57%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.49%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011

1. Organization.

Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For master notes, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,591,579,161
Gross unrealized depreciation	(543,667,844)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,047,911,317

Tax cost	$ 28,615,144,704

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,320,651,579 and $10,224,002,231, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Diversified International	$ 28,214,507.22
Class K	2,173,896.05
	$ 30,388,403

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $57,402 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $60,685 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,012,533. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $2,833,493.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,702,126 for the period.

Semiannual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Diversified International	$ 404,459,001	$ 398,456,259
Class K	139,574,570	74,880,028
Class F	10,137,375	1,170,406
Total	$ 554,170,946	$ 474,506,693
From net realized gain
Diversified International	$ 71,011,889	$ -
Class K	21,272,316	-
Class F	1,496,091	-
Total	$ 93,780,296	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Diversified International
Shares sold	54,365,615	179,662,935	$ 1,660,224,674	$ 4,893,668,837
Reinvestment of distributions	15,446,130	13,627,007	459,413,421	384,281,814
Shares redeemed	(194,921,582)	(447,584,331)	(5,959,706,464)	(12,092,134,122)
Net increase (decrease)	(125,109,837)	(254,294,389)	$ (3,840,068,369)	$ (6,814,183,471)
Class K
Shares sold	66,687,466	151,794,829	$ 2,037,030,705	$ 4,125,917,772
Reinvestment of distributions	5,413,885	2,657,205	160,846,886	74,880,028
Shares redeemed	(54,880,942)	(68,937,812)	(1,676,838,352)	(1,889,669,527)
Net increase (decrease)	17,220,409	85,514,222	$ 521,039,239	$ 2,311,128,273
Class F
Shares sold	8,581,636	24,587,499	$ 259,809,790	$ 664,182,809
Reinvestment of distributions	391,673	41,548	11,633,466	1,170,406
Shares redeemed	(9,928,993)	(5,866,038)	(307,050,373)	(157,550,823)
Net increase (decrease)	(955,684)	18,763,009	$ (35,607,117)	$ 507,802,392

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2011, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2011 and for the year ended October 31, 2010, and the financial highlights for the six months ended April 30, 2011 and for each of the five years in the period ended October 31, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2011 and for the year ended October 31, 2010, and the financial highlights for the six months ended April 30, 2011 and for each of the five years in the period ended October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 16, 2011

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors
FIL Investment Advisors (UK) Limited
FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

DIF-K-USAN-0611
1.863007.102

Fidelity®
Overseas
Fund -
Class F

Semiannual Report

April 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Overseas Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Overseas	.75%
Actual		$ 1,000.00	$ 1,143.70	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class K	.58%
Actual		$ 1,000.00	$ 1,144.90	$ 3.08
HypotheticalA		$ 1,000.00	$ 1,021.92	$ 2.91
Class F	.52%
Actual		$ 1,000.00	$ 1,145.20	$ 2.77
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Overseas Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
France	21.7%
Germany	14.6%
United Kingdom	14.5%
Japan	14.2%
Switzerland	5.5%
Italy	3.9%
United States of America	3.4%
Cayman Islands	3.0%
Norway	2.4%
Other	16.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Japan	18.1%
France	18.1%
Germany	16.1%
United Kingdom	12.7%
United States of America	5.5%
Italy	4.8%
Switzerland	3.7%
Australia	2.6%
Bailiwick of Jersey	2.5%
Other	15.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.6	98.6
Short-Term Investments and Net Other Assets	2.4	1.4
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Pernod-Ricard SA (France, Beverages)	5.7	5.3
Christian Dior SA (France, Textiles, Apparel & Luxury Goods)	4.0	0.6
Transocean Ltd. (Switzerland, Energy Equipment & Services)	3.1	0.6
SAP AG (Germany, Software)	2.9	5.1
PPR SA (France, Multiline Retail)	2.6	1.1
Mazda Motor Corp. (Japan, Automobiles)	2.6	3.4
Alstom SA (France, Electrical Equipment)	2.4	1.2
Saipem SpA (Italy, Energy Equipment & Services)	2.3	0.7
Imperial Tobacco Group PLC (United Kingdom, Tobacco)	1.9	1.0
Japan Tobacco, Inc. (Japan, Tobacco)	1.8	3.2
	29.3
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.6	22.1
Energy	14.6	8.3
Financials	13.7	17.4
Materials	12.6	7.8
Consumer Staples	12.1	12.4
Industrials	10.8	11.1
Information Technology	7.6	11.2
Telecommunication Services	2.2	4.5
Health Care	2.1	2.6
Utilities	1.3	1.2

Semiannual Report

Fidelity Overseas Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Australia - 1.3%
Newcrest Mining Ltd.	1,526,259	$ 69,368,357
Austria - 1.0%
Erste Bank AG (d)	455,600	23,025,361
Wienerberger AG	1,380,518	29,517,024
TOTAL AUSTRIA		52,542,385
Bailiwick of Guernsey - 0.7%
Resolution Ltd.	7,537,700	38,112,879
Bailiwick of Jersey - 2.3%
Charter International PLC	1,557,500	21,359,530
United Business Media Ltd.	3,846,100	38,804,134
WPP PLC	4,941,867	64,732,782
TOTAL BAILIWICK OF JERSEY		124,896,446
Bermuda - 0.5%
GOME Electrical Appliances Holdings Ltd. (a)	68,412,000	24,576,630
Brazil - 1.2%
Centrais Eletricas Brasileiras SA (Electrobras) sponsored ADR (d)	4,352,700	64,507,014
British Virgin Islands - 0.5%
Camelot Information Systems, Inc. ADR	1,344,000	25,939,200
Canada - 2.3%
Goldcorp, Inc.	829,400	46,366,099
Harry Winston Diamond Corp. (a)	1,129,674	19,223,921
Niko Resources Ltd.	341,600	28,866,843
Pan American Silver Corp.	402,000	14,504,161
Talisman Energy, Inc.	724,000	17,485,889
TOTAL CANADA		126,446,913
Cayman Islands - 3.0%
3SBio, Inc. sponsored ADR (a)	900,000	16,191,000
China Lodging Group Ltd. ADR (a)(d)	1,218,200	26,666,398
China Medical System Holding Ltd.	12,555,400	13,337,374
China Shanshui Cement Group Ltd.	9,541,000	10,688,063
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	2,259,600	24,268,104
Mindray Medical International Ltd. sponsored ADR (d)	369,500	9,876,735
Minth Group Ltd.	15,794,000	24,281,880
Yingde Gases Group Co. Ltd. (a)	38,733,600	35,310,751
TOTAL CAYMAN ISLANDS		160,620,305
China - 0.5%
China Merchants Bank Co. Ltd. (H Shares)	9,785,500	25,199,902
Denmark - 0.3%
A.P. Moller - Maersk A/S Series B	1,800	18,232,736
France - 21.7%
Accor SA	441,768	19,630,403
Alstom SA	1,967,243	130,818,658
AXA SA (d)	1,017,837	22,840,446

	Shares	Value
BNP Paribas SA	692,026	$ 54,767,295
Carrefour SA	1,061,518	50,329,978
Christian Dior SA	1,368,302	219,596,080
L'Oreal SA	676,300	85,758,582
Laurent-Perrier Group	89,221	11,391,687
Pernod-Ricard SA	3,063,367	307,911,977
PPR SA	793,469	141,915,820
Safran SA (d)	1,370,700	53,193,358
Societe Generale Series A	477,208	31,920,917
Total SA	811,100	51,945,725
TOTAL FRANCE		1,182,020,926
Germany - 11.8%
Allianz AG (d)	236,872	37,295,866
BASF AG (d)	818,789	84,167,645
Deutsche Boerse AG	508,492	42,253,306
Fresenius Medical Care AG & Co. KGaA	958,900	75,362,322
HeidelbergCement AG (d)	737,729	56,417,351
Linde AG	445,802	80,295,146
Munich Re Group	129,625	21,398,461
SAP AG	2,431,902	156,692,797
Siemens AG	596,781	86,821,768
TOTAL GERMANY		640,704,662
Hong Kong - 0.6%
China Unicom (Hong Kong) Ltd. sponsored ADR	1,033,000	21,135,180
Emperor Watch & Jewellery Ltd.	92,650,000	13,361,318
TOTAL HONG KONG		34,496,498
India - 0.8%
Bharti Airtel Ltd.	2,628,490	22,572,763
Infrastructure Development Finance Co. Ltd.	7,166,441	23,529,181
TOTAL INDIA		46,101,944
Ireland - 0.4%
CRH PLC sponsored ADR (d)	775,700	19,353,715
Italy - 3.9%
Assicurazioni Generali SpA	758,700	18,182,865
Fiat Industrial SpA (a)	2,394,400	35,572,251
Intesa Sanpaolo SpA	10,008,917	33,238,116
Saipem SpA	2,202,256	125,031,755
TOTAL ITALY		212,024,987
Japan - 14.2%
Elpida Memory, Inc. (a)(d)	1,787,900	26,786,527
Hitachi Ltd.	7,254,000	39,367,892
Honda Motor Co. Ltd. sponsored ADR	633,200	24,283,220
Japan Tobacco, Inc.	24,574	95,490,103
Kenedix, Inc. (a)	71,644	13,088,901
Keyence Corp.	110,000	29,064,773
Komatsu Ltd.	675,100	23,800,684
Mazda Motor Corp.	61,015,000	140,090,780
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Corp.	2,728,800	$ 74,016,867
Mitsubishi UFJ Financial Group, Inc.	4,738,900	22,741,966
Mitsui & Co. Ltd.	1,964,600	34,955,923
NOK Corp.	729,400	12,465,922
Rakuten, Inc.	33,758	31,342,143
SOFTBANK CORP.	1,147,700	48,423,321
Sumitomo Mitsui Financial Group, Inc.	551,300	17,122,299
Tokyo Electric Power Co.	1,387,700	7,441,204
Tokyo Electron Ltd.	1,234,800	71,478,759
Toshiba Corp.	8,549,000	45,516,906
Toto Ltd.	2,054,000	16,126,223
TOTAL JAPAN		773,604,413
Netherlands - 1.6%
AEGON NV (a)	3,088,300	24,547,961
Akzo Nobel NV	318,894	24,769,814
ING Groep NV (Certificaten Van Aandelen) (a)	2,713,000	35,742,909
TOTAL NETHERLANDS		85,060,684
Norway - 2.4%
Aker Drilling ASA (a)	4,641,300	15,924,100
Aker Solutions ASA (d)	3,388,500	81,768,106
Sevan Drilling ASA	9,974,800	15,210,270
Sevan Marine ASA (a)(d)	24,336,552	17,200,517
TOTAL NORWAY		130,102,993
Russia - 1.0%
OAO Gazprom sponsored ADR	3,196,800	54,537,408
Spain - 1.3%
Banco Bilbao Vizcaya Argentaria SA	3,019,012	38,673,415
Inditex SA	376,925	33,799,562
TOTAL SPAIN		72,472,977
Sweden - 0.5%
H&M Hennes & Mauritz AB (B Shares) (d)	829,986	29,321,091
Switzerland - 5.5%
The Swatch Group AG (Bearer)	161,030	79,198,133
Transocean Ltd. (United States) (a)	2,345,400	170,627,850
UBS AG (a)	2,445,433	48,930,908
TOTAL SWITZERLAND		298,756,891
United Kingdom - 14.5%
Anglo American PLC (United Kingdom)	1,109,700	57,842,926
Barclays PLC	8,121,446	38,610,631
BG Group PLC	2,023,824	51,841,434
BP PLC	9,186,600	70,622,082
HSBC Holdings PLC sponsored ADR	1,033,164	56,276,443
Imperial Tobacco Group PLC	2,985,362	105,070,795
ITV PLC (a)	13,192,930	16,759,496
Lloyds Banking Group PLC (a)	36,624,310	36,363,830
Man Group PLC	7,283,216	30,378,213

	Shares	Value
Misys PLC	4,517,537	$ 23,815,472
Prudential PLC	1,271,624	16,452,025
Rio Tinto PLC	929,210	67,802,134
Rolls-Royce Group PLC	2,506,400	26,857,620
Rolls-Royce Group (C Shares)	165,100,800	275,784
Royal Dutch Shell PLC Class B sponsored ADR	1,213,200	95,066,352
Xstrata PLC	3,718,100	94,496,018
TOTAL UNITED KINGDOM		788,531,255
United States of America - 1.0%
Fluor Corp.	234,600	16,407,924
NII Holdings, Inc. (a)	666,800	27,725,544
Viad Corp.	459,600	11,402,676
TOTAL UNITED STATES OF AMERICA		55,536,144
TOTAL COMMON STOCKS (Cost $4,671,895,499)		5,153,069,355
Nonconvertible Preferred Stocks - 2.8%

Germany - 2.8%
Porsche Automobil Holding SE (United States)	999,250	72,420,760
Volkswagen AG (d)	402,368	79,266,336
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $107,582,475)		151,687,096
Money Market Funds - 11.2%

Fidelity Cash Central Fund, 0.13% (b)	115,497,574	115,497,574
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	494,835,992	494,835,992
TOTAL MONEY MARKET FUNDS (Cost $610,333,566)		610,333,566
TOTAL INVESTMENT PORTFOLIO - 108.8% (Cost $5,389,811,540)	5,915,090,017
NET OTHER ASSETS (LIABILITIES) - (8.8)%	(478,347,935)
NET ASSETS - 100%	$ 5,436,742,082
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 115,601
Fidelity Securities Lending Cash Central Fund	2,052,195
Total	$ 2,167,796
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bulgari SpA	$ 203,182,267	$ -	$ 281,121,110	$ -	$ -
Total	$ 203,182,267	$ -	$ 281,121,110	$ -	$ -
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
France	$ 1,182,020,926	$ 1,130,075,201	$ 51,945,725	$ -
Germany	792,391,758	792,391,758	-	-
United Kingdom	788,531,255	558,680,553	229,850,702	-
Japan	773,604,413	24,283,220	749,321,193	-
Switzerland	298,756,891	249,825,983	48,930,908	-
Italy	212,024,987	212,024,987	-	-
Cayman Islands	160,620,305	160,620,305	-	-
Norway	130,102,993	114,892,723	15,210,270	-
Canada	126,446,913	126,446,913	-	-
Other	840,256,010	676,558,943	163,697,067	-
Money Market Funds	610,333,566	610,333,566	-	-
Total Investments in Securities:	$ 5,915,090,017	$ 4,656,134,152	$ 1,258,955,865	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $1,637,677,232 of which $697,957,467 and $939,719,765 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Overseas Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $475,882,712) - See accompanying schedule: Unaffiliated issuers (cost $4,779,477,974)	$ 5,304,756,451
Fidelity Central Funds (cost $610,333,566)	610,333,566
Total Investments (cost $5,389,811,540)		$ 5,915,090,017
Receivable for investments sold		55,351,820
Receivable for fund shares sold		6,234,031
Dividends receivable		20,686,169
Distributions receivable from Fidelity Central Funds		821,404
Prepaid expenses		6,823
Other receivables		712,410
Total assets		5,998,902,674

Liabilities
Payable for investments purchased	$ 56,463,845
Payable for fund shares redeemed	7,022,415
Accrued management fee	2,177,588
Other affiliated payables	975,991
Other payables and accrued expenses	684,761
Collateral on securities loaned, at value	494,835,992
Total liabilities		562,160,592

Net Assets		$ 5,436,742,082
Net Assets consist of:
Paid in capital		$ 6,099,036,464
Undistributed net investment income		20,841,110
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,209,002,516)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		525,867,024
Net Assets		$ 5,436,742,082
Overseas: Net Asset Value, offering price and redemption price per share ($4,453,318,158 ÷ 125,222,005 shares)		$ 35.56

Class K: Net Asset Value, offering price and redemption price per share ($349,687,820 ÷ 9,837,611 shares)		$ 35.55

Class F: Net Asset Value, offering price and redemption price per share ($633,736,104 ÷ 17,836,752 shares)		$ 35.53

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 47,762,720
Interest		341
Income from Fidelity Central Funds		2,167,796
Income before foreign taxes withheld		49,930,857
Less foreign taxes withheld		(3,307,882)
Total income		46,622,975

Expenses
Management fee Basic fee	$ 20,601,284
Performance adjustment	(6,536,261)
Transfer agent fees	5,477,173
Accounting and security lending fees	819,755
Custodian fees and expenses	581,987
Independent trustees' compensation	15,576
Appreciation in deferred trustee compensation account	192
Registration fees	39,086
Audit	53,802
Legal	20,876
Interest	4,832
Miscellaneous	33,433
Total expenses before reductions	21,111,735
Expense reductions	(1,633,548)	19,478,187
Net investment income (loss)		27,144,788
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	390,356,117
Other affiliated issuers	128,743,195
Foreign currency transactions	464,356
Total net realized gain (loss)		519,563,668
Change in net unrealized appreciation (depreciation) on: Investment securities	235,292,110
Assets and liabilities in foreign currencies	(259,352)
Total change in net unrealized appreciation (depreciation)		235,032,758
Net gain (loss)		754,596,426
Net increase (decrease) in net assets resulting from operations		$ 781,741,214

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Overseas Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,144,788	$ 98,164,015
Net realized gain (loss)	519,563,668	180,555,258
Change in net unrealized appreciation (depreciation)	235,032,758	94,849,228
Net increase (decrease) in net assets resulting from operations	781,741,214	373,568,501
Distributions to shareholders from net investment income	(92,196,839)	(108,455,793)
Distributions to shareholders from net realized gain	-	(2,308,848)
Total distributions	(92,196,839)	(110,764,641)
Share transactions - net increase (decrease)	(1,765,538,248)	(771,649,789)
Redemption fees	47,267	54,523
Total increase (decrease) in net assets	(1,075,946,606)	(508,791,406)

Net Assets
Beginning of period	6,512,688,688	7,021,480,094
End of period (including undistributed net investment income of $20,841,110 and undistributed net investment income of $85,893,161, respectively)	$ 5,436,742,082	$ 6,512,688,688

Financial Highlights - Overseas

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.56	$ 30.13	$ 25.43	$ 58.39	$ 47.08	$ 37.65
Income from Investment Operations
Net investment income (loss) D	.15	.42	.52	.55	.70	.63
Net realized and unrealized gain (loss)	4.33	1.49	4.55	(27.19)	15.80	9.37
Total from investment operations	4.48	1.91	5.07	(26.64)	16.50	10.00
Distributions from net investment income	(.48)	(.47)	(.37)	(.57)	(.55)	(.41)
Distributions from net realized gain	-	(.01)	-	(5.75)	(4.64)	(.16)
Total distributions	(.48)	(.48)	(.37)	(6.32)	(5.19)	(.57)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 35.56	$ 31.56	$ 30.13	$ 25.43	$ 58.39	$ 47.08
Total Return B, C	14.37%	6.33%	20.44%	(50.88)%	38.79%	26.83%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.89%	1.02%	1.13%	.95%	1.00%
Expenses net of fee waivers, if any	.75% A	.89%	1.02%	1.13%	.95%	1.00%
Expenses net of all reductions	.70% A	.85%	.98%	1.10%	.91%	.90%
Net investment income (loss)	.90% A	1.41%	2.01%	1.33%	1.43%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,453,318	$ 5,548,689	$ 6,602,017	$ 5,464,901	$ 9,543,353	$ 7,217,287
Portfolio turnover rate F	81% A	111%	115%	113%	87%	132%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.59	$ 30.16	$ 25.45	$ 45.00
Income from Investment Operations
Net investment income (loss) D	.18	.47	.59	.13
Net realized and unrealized gain (loss)	4.33	1.50	4.54	(19.68)
Total from investment operations	4.51	1.97	5.13	(19.55)
Distributions from net investment income	(.55)	(.53)	(.42)	-
Distributions from net realized gain	-	(.01)	-	-
Total distributions	(.55)	(.54)	(.42)	-
Redemption fees added to paid in capital D,I	-	-	-	-
Net asset value, end of period	$ 35.55	$ 31.59	$ 30.16	$ 25.45
Total Return B, C	14.49%	6.55%	20.73%	(43.44)%
Ratios to Average Net Assets E, H
Expenses before reductions	.59% A	.69%	.78%	.96% A
Expenses net of fee waivers, if any	.58% A	.69%	.78%	.96% A
Expenses net of all reductions	.53% A	.66%	.74%	.93% A
Net investment income (loss)	1.07% A	1.60%	2.25%	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 349,688	$ 368,004	$ 383,048	$ 44,277
Portfolio turnover rate F	81% A	111%	115%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class F

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.58	$ 30.15	$ 26.62
Income from Investment Operations
Net investment income (loss) D	.18	.48	.07
Net realized and unrealized gain (loss)	4.34	1.51	3.46
Total from investment operations	4.52	1.99	3.53
Distributions from net investment income	(.57)	(.55)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	(.57)	(.56)	-
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 35.53	$ 31.58	$ 30.15
Total Return B, C	14.52%	6.60%	13.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.64%	.68% A
Expenses net of fee waivers, if any	.52% A	.64%	.68% A
Expenses net of all reductions	.48% A	.60%	.64% A
Net investment income (loss)	1.12% A	1.66%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 633,736	$ 595,995	$ 36,415
Portfolio turnover rate F	81% A	111%	115%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return.. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 754,157,307
Gross unrealized depreciation	(299,072,765)
Net unrealized appreciation (depreciation) on securities and other investments	$ 455,084,542

Tax cost	$ 5,460,005,475

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,276,567,642 and $4,147,214,918, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Overseas	$ 5,383,176.22
Class K	93,997.05
	$ 5,477,173

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,364 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 29,949,615.45%		$ 4,832

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,517 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in

Semiannual Report

7. Security Lending - continued

recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component income from Fidelity Central Funds. Total security lending income during the period amounted to $2,052,195. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $375,674.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,257,754 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $120.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Overseas	$ 75,897,727	$ 100,374,591
Class K	6,408,873	6,711,130
Class F	9,890,239	1,370,072
Total	$ 92,196,839	$ 108,455,793
From net realized gain
Overseas	$ -	$ 2,158,312
Class K	-	126,111
Class F	-	24,425
Total	$ -	$ 2,308,848

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Overseas
Shares sold	7,415,219	36,113,789	$ 241,002,165	$ 1,067,886,397
Reinvestment of distributions	2,356,512	3,238,247	75,196,294	101,747,555
Shares redeemed	(60,363,868)	(82,678,886)	(1,981,056,572)	(2,430,908,864)
Net increase (decrease)	(50,592,137)	(43,326,850)	$ (1,664,858,113)	$ (1,261,274,912)
Class K
Shares sold	1,311,548	5,090,117	$ 42,456,629	$ 151,156,491
Reinvestment of distributions	201,094	217,803	6,408,873	6,837,242
Shares redeemed	(3,325,073)	(6,358,836)	(109,395,857)	(189,093,826)
Net increase (decrease)	(1,812,431)	(1,050,916)	$ (60,530,355)	$ (31,100,093)
Class F
Shares sold	7,986,853	22,173,982	$ 260,105,001	$ 652,570,206
Reinvestment of distributions	310,526	44,465	9,890,239	1,394,498
Shares redeemed	(9,331,024)	(4,555,729)	(310,145,020)	(133,239,488)
Net increase (decrease)	(1,033,645)	17,662,718	$ (40,149,780)	$ 520,725,216

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 47% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors
FIL Investment Advisors (UK) Limited
FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

OVE-F-SANN-0611
1.891739.101

Fidelity®
Overseas
Fund -
Class K

Semiannual Report

April 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Fidelity Overseas Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Overseas	.75%
Actual		$ 1,000.00	$ 1,143.70	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class K	.58%
Actual		$ 1,000.00	$ 1,144.90	$ 3.08
HypotheticalA		$ 1,000.00	$ 1,021.92	$ 2.91
Class F	.52%
Actual		$ 1,000.00	$ 1,145.20	$ 2.77
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Overseas Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
France	21.7%
Germany	14.6%
United Kingdom	14.5%
Japan	14.2%
Switzerland	5.5%
Italy	3.9%
United States of America	3.4%
Cayman Islands	3.0%
Norway	2.4%
Other	16.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Japan	18.1%
France	18.1%
Germany	16.1%
United Kingdom	12.7%
United States of America	5.5%
Italy	4.8%
Switzerland	3.7%
Australia	2.6%
Bailiwick of Jersey	2.5%
Other	15.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.6	98.6
Short-Term Investments and Net Other Assets	2.4	1.4
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Pernod-Ricard SA (France, Beverages)	5.7	5.3
Christian Dior SA (France, Textiles, Apparel & Luxury Goods)	4.0	0.6
Transocean Ltd. (Switzerland, Energy Equipment & Services)	3.1	0.6
SAP AG (Germany, Software)	2.9	5.1
PPR SA (France, Multiline Retail)	2.6	1.1
Mazda Motor Corp. (Japan, Automobiles)	2.6	3.4
Alstom SA (France, Electrical Equipment)	2.4	1.2
Saipem SpA (Italy, Energy Equipment & Services)	2.3	0.7
Imperial Tobacco Group PLC (United Kingdom, Tobacco)	1.9	1.0
Japan Tobacco, Inc. (Japan, Tobacco)	1.8	3.2
	29.3
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.6	22.1
Energy	14.6	8.3
Financials	13.7	17.4
Materials	12.6	7.8
Consumer Staples	12.1	12.4
Industrials	10.8	11.1
Information Technology	7.6	11.2
Telecommunication Services	2.2	4.5
Health Care	2.1	2.6
Utilities	1.3	1.2

Semiannual Report

Fidelity Overseas Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Australia - 1.3%
Newcrest Mining Ltd.	1,526,259	$ 69,368,357
Austria - 1.0%
Erste Bank AG (d)	455,600	23,025,361
Wienerberger AG	1,380,518	29,517,024
TOTAL AUSTRIA		52,542,385
Bailiwick of Guernsey - 0.7%
Resolution Ltd.	7,537,700	38,112,879
Bailiwick of Jersey - 2.3%
Charter International PLC	1,557,500	21,359,530
United Business Media Ltd.	3,846,100	38,804,134
WPP PLC	4,941,867	64,732,782
TOTAL BAILIWICK OF JERSEY		124,896,446
Bermuda - 0.5%
GOME Electrical Appliances Holdings Ltd. (a)	68,412,000	24,576,630
Brazil - 1.2%
Centrais Eletricas Brasileiras SA (Electrobras) sponsored ADR (d)	4,352,700	64,507,014
British Virgin Islands - 0.5%
Camelot Information Systems, Inc. ADR	1,344,000	25,939,200
Canada - 2.3%
Goldcorp, Inc.	829,400	46,366,099
Harry Winston Diamond Corp. (a)	1,129,674	19,223,921
Niko Resources Ltd.	341,600	28,866,843
Pan American Silver Corp.	402,000	14,504,161
Talisman Energy, Inc.	724,000	17,485,889
TOTAL CANADA		126,446,913
Cayman Islands - 3.0%
3SBio, Inc. sponsored ADR (a)	900,000	16,191,000
China Lodging Group Ltd. ADR (a)(d)	1,218,200	26,666,398
China Medical System Holding Ltd.	12,555,400	13,337,374
China Shanshui Cement Group Ltd.	9,541,000	10,688,063
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	2,259,600	24,268,104
Mindray Medical International Ltd. sponsored ADR (d)	369,500	9,876,735
Minth Group Ltd.	15,794,000	24,281,880
Yingde Gases Group Co. Ltd. (a)	38,733,600	35,310,751
TOTAL CAYMAN ISLANDS		160,620,305
China - 0.5%
China Merchants Bank Co. Ltd. (H Shares)	9,785,500	25,199,902
Denmark - 0.3%
A.P. Moller - Maersk A/S Series B	1,800	18,232,736
France - 21.7%
Accor SA	441,768	19,630,403
Alstom SA	1,967,243	130,818,658
AXA SA (d)	1,017,837	22,840,446

	Shares	Value
BNP Paribas SA	692,026	$ 54,767,295
Carrefour SA	1,061,518	50,329,978
Christian Dior SA	1,368,302	219,596,080
L'Oreal SA	676,300	85,758,582
Laurent-Perrier Group	89,221	11,391,687
Pernod-Ricard SA	3,063,367	307,911,977
PPR SA	793,469	141,915,820
Safran SA (d)	1,370,700	53,193,358
Societe Generale Series A	477,208	31,920,917
Total SA	811,100	51,945,725
TOTAL FRANCE		1,182,020,926
Germany - 11.8%
Allianz AG (d)	236,872	37,295,866
BASF AG (d)	818,789	84,167,645
Deutsche Boerse AG	508,492	42,253,306
Fresenius Medical Care AG & Co. KGaA	958,900	75,362,322
HeidelbergCement AG (d)	737,729	56,417,351
Linde AG	445,802	80,295,146
Munich Re Group	129,625	21,398,461
SAP AG	2,431,902	156,692,797
Siemens AG	596,781	86,821,768
TOTAL GERMANY		640,704,662
Hong Kong - 0.6%
China Unicom (Hong Kong) Ltd. sponsored ADR	1,033,000	21,135,180
Emperor Watch & Jewellery Ltd.	92,650,000	13,361,318
TOTAL HONG KONG		34,496,498
India - 0.8%
Bharti Airtel Ltd.	2,628,490	22,572,763
Infrastructure Development Finance Co. Ltd.	7,166,441	23,529,181
TOTAL INDIA		46,101,944
Ireland - 0.4%
CRH PLC sponsored ADR (d)	775,700	19,353,715
Italy - 3.9%
Assicurazioni Generali SpA	758,700	18,182,865
Fiat Industrial SpA (a)	2,394,400	35,572,251
Intesa Sanpaolo SpA	10,008,917	33,238,116
Saipem SpA	2,202,256	125,031,755
TOTAL ITALY		212,024,987
Japan - 14.2%
Elpida Memory, Inc. (a)(d)	1,787,900	26,786,527
Hitachi Ltd.	7,254,000	39,367,892
Honda Motor Co. Ltd. sponsored ADR	633,200	24,283,220
Japan Tobacco, Inc.	24,574	95,490,103
Kenedix, Inc. (a)	71,644	13,088,901
Keyence Corp.	110,000	29,064,773
Komatsu Ltd.	675,100	23,800,684
Mazda Motor Corp.	61,015,000	140,090,780
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Corp.	2,728,800	$ 74,016,867
Mitsubishi UFJ Financial Group, Inc.	4,738,900	22,741,966
Mitsui & Co. Ltd.	1,964,600	34,955,923
NOK Corp.	729,400	12,465,922
Rakuten, Inc.	33,758	31,342,143
SOFTBANK CORP.	1,147,700	48,423,321
Sumitomo Mitsui Financial Group, Inc.	551,300	17,122,299
Tokyo Electric Power Co.	1,387,700	7,441,204
Tokyo Electron Ltd.	1,234,800	71,478,759
Toshiba Corp.	8,549,000	45,516,906
Toto Ltd.	2,054,000	16,126,223
TOTAL JAPAN		773,604,413
Netherlands - 1.6%
AEGON NV (a)	3,088,300	24,547,961
Akzo Nobel NV	318,894	24,769,814
ING Groep NV (Certificaten Van Aandelen) (a)	2,713,000	35,742,909
TOTAL NETHERLANDS		85,060,684
Norway - 2.4%
Aker Drilling ASA (a)	4,641,300	15,924,100
Aker Solutions ASA (d)	3,388,500	81,768,106
Sevan Drilling ASA	9,974,800	15,210,270
Sevan Marine ASA (a)(d)	24,336,552	17,200,517
TOTAL NORWAY		130,102,993
Russia - 1.0%
OAO Gazprom sponsored ADR	3,196,800	54,537,408
Spain - 1.3%
Banco Bilbao Vizcaya Argentaria SA	3,019,012	38,673,415
Inditex SA	376,925	33,799,562
TOTAL SPAIN		72,472,977
Sweden - 0.5%
H&M Hennes & Mauritz AB (B Shares) (d)	829,986	29,321,091
Switzerland - 5.5%
The Swatch Group AG (Bearer)	161,030	79,198,133
Transocean Ltd. (United States) (a)	2,345,400	170,627,850
UBS AG (a)	2,445,433	48,930,908
TOTAL SWITZERLAND		298,756,891
United Kingdom - 14.5%
Anglo American PLC (United Kingdom)	1,109,700	57,842,926
Barclays PLC	8,121,446	38,610,631
BG Group PLC	2,023,824	51,841,434
BP PLC	9,186,600	70,622,082
HSBC Holdings PLC sponsored ADR	1,033,164	56,276,443
Imperial Tobacco Group PLC	2,985,362	105,070,795
ITV PLC (a)	13,192,930	16,759,496
Lloyds Banking Group PLC (a)	36,624,310	36,363,830
Man Group PLC	7,283,216	30,378,213

	Shares	Value
Misys PLC	4,517,537	$ 23,815,472
Prudential PLC	1,271,624	16,452,025
Rio Tinto PLC	929,210	67,802,134
Rolls-Royce Group PLC	2,506,400	26,857,620
Rolls-Royce Group (C Shares)	165,100,800	275,784
Royal Dutch Shell PLC Class B sponsored ADR	1,213,200	95,066,352
Xstrata PLC	3,718,100	94,496,018
TOTAL UNITED KINGDOM		788,531,255
United States of America - 1.0%
Fluor Corp.	234,600	16,407,924
NII Holdings, Inc. (a)	666,800	27,725,544
Viad Corp.	459,600	11,402,676
TOTAL UNITED STATES OF AMERICA		55,536,144
TOTAL COMMON STOCKS (Cost $4,671,895,499)		5,153,069,355
Nonconvertible Preferred Stocks - 2.8%

Germany - 2.8%
Porsche Automobil Holding SE (United States)	999,250	72,420,760
Volkswagen AG (d)	402,368	79,266,336
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $107,582,475)		151,687,096
Money Market Funds - 11.2%

Fidelity Cash Central Fund, 0.13% (b)	115,497,574	115,497,574
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	494,835,992	494,835,992
TOTAL MONEY MARKET FUNDS (Cost $610,333,566)		610,333,566
TOTAL INVESTMENT PORTFOLIO - 108.8% (Cost $5,389,811,540)	5,915,090,017
NET OTHER ASSETS (LIABILITIES) - (8.8)%	(478,347,935)
NET ASSETS - 100%	$ 5,436,742,082
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 115,601
Fidelity Securities Lending Cash Central Fund	2,052,195
Total	$ 2,167,796
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bulgari SpA	$ 203,182,267	$ -	$ 281,121,110	$ -	$ -
Total	$ 203,182,267	$ -	$ 281,121,110	$ -	$ -
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
France	$ 1,182,020,926	$ 1,130,075,201	$ 51,945,725	$ -
Germany	792,391,758	792,391,758	-	-
United Kingdom	788,531,255	558,680,553	229,850,702	-
Japan	773,604,413	24,283,220	749,321,193	-
Switzerland	298,756,891	249,825,983	48,930,908	-
Italy	212,024,987	212,024,987	-	-
Cayman Islands	160,620,305	160,620,305	-	-
Norway	130,102,993	114,892,723	15,210,270	-
Canada	126,446,913	126,446,913	-	-
Other	840,256,010	676,558,943	163,697,067	-
Money Market Funds	610,333,566	610,333,566	-	-
Total Investments in Securities:	$ 5,915,090,017	$ 4,656,134,152	$ 1,258,955,865	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $1,637,677,232 of which $697,957,467 and $939,719,765 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Overseas Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $475,882,712) - See accompanying schedule: Unaffiliated issuers (cost $4,779,477,974)	$ 5,304,756,451
Fidelity Central Funds (cost $610,333,566)	610,333,566
Total Investments (cost $5,389,811,540)		$ 5,915,090,017
Receivable for investments sold		55,351,820
Receivable for fund shares sold		6,234,031
Dividends receivable		20,686,169
Distributions receivable from Fidelity Central Funds		821,404
Prepaid expenses		6,823
Other receivables		712,410
Total assets		5,998,902,674

Liabilities
Payable for investments purchased	$ 56,463,845
Payable for fund shares redeemed	7,022,415
Accrued management fee	2,177,588
Other affiliated payables	975,991
Other payables and accrued expenses	684,761
Collateral on securities loaned, at value	494,835,992
Total liabilities		562,160,592

Net Assets		$ 5,436,742,082
Net Assets consist of:
Paid in capital		$ 6,099,036,464
Undistributed net investment income		20,841,110
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,209,002,516)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		525,867,024
Net Assets		$ 5,436,742,082
Overseas: Net Asset Value, offering price and redemption price per share ($4,453,318,158 ÷ 125,222,005 shares)		$ 35.56

Class K: Net Asset Value, offering price and redemption price per share ($349,687,820 ÷ 9,837,611 shares)		$ 35.55

Class F: Net Asset Value, offering price and redemption price per share ($633,736,104 ÷ 17,836,752 shares)		$ 35.53

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 47,762,720
Interest		341
Income from Fidelity Central Funds		2,167,796
Income before foreign taxes withheld		49,930,857
Less foreign taxes withheld		(3,307,882)
Total income		46,622,975

Expenses
Management fee Basic fee	$ 20,601,284
Performance adjustment	(6,536,261)
Transfer agent fees	5,477,173
Accounting and security lending fees	819,755
Custodian fees and expenses	581,987
Independent trustees' compensation	15,576
Appreciation in deferred trustee compensation account	192
Registration fees	39,086
Audit	53,802
Legal	20,876
Interest	4,832
Miscellaneous	33,433
Total expenses before reductions	21,111,735
Expense reductions	(1,633,548)	19,478,187
Net investment income (loss)		27,144,788
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	390,356,117
Other affiliated issuers	128,743,195
Foreign currency transactions	464,356
Total net realized gain (loss)		519,563,668
Change in net unrealized appreciation (depreciation) on: Investment securities	235,292,110
Assets and liabilities in foreign currencies	(259,352)
Total change in net unrealized appreciation (depreciation)		235,032,758
Net gain (loss)		754,596,426
Net increase (decrease) in net assets resulting from operations		$ 781,741,214

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,144,788	$ 98,164,015
Net realized gain (loss)	519,563,668	180,555,258
Change in net unrealized appreciation (depreciation)	235,032,758	94,849,228
Net increase (decrease) in net assets resulting from operations	781,741,214	373,568,501
Distributions to shareholders from net investment income	(92,196,839)	(108,455,793)
Distributions to shareholders from net realized gain	-	(2,308,848)
Total distributions	(92,196,839)	(110,764,641)
Share transactions - net increase (decrease)	(1,765,538,248)	(771,649,789)
Redemption fees	47,267	54,523
Total increase (decrease) in net assets	(1,075,946,606)	(508,791,406)

Net Assets
Beginning of period	6,512,688,688	7,021,480,094
End of period (including undistributed net investment income of $20,841,110 and undistributed net investment income of $85,893,161, respectively)	$ 5,436,742,082	$ 6,512,688,688

Financial Highlights - Overseas

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.56	$ 30.13	$ 25.43	$ 58.39	$ 47.08	$ 37.65
Income from Investment Operations
Net investment income (loss) D	.15	.42	.52	.55	.70	.63
Net realized and unrealized gain (loss)	4.33	1.49	4.55	(27.19)	15.80	9.37
Total from investment operations	4.48	1.91	5.07	(26.64)	16.50	10.00
Distributions from net investment income	(.48)	(.47)	(.37)	(.57)	(.55)	(.41)
Distributions from net realized gain	-	(.01)	-	(5.75)	(4.64)	(.16)
Total distributions	(.48)	(.48)	(.37)	(6.32)	(5.19)	(.57)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 35.56	$ 31.56	$ 30.13	$ 25.43	$ 58.39	$ 47.08
Total Return B, C	14.37%	6.33%	20.44%	(50.88)%	38.79%	26.83%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.89%	1.02%	1.13%	.95%	1.00%
Expenses net of fee waivers, if any	.75% A	.89%	1.02%	1.13%	.95%	1.00%
Expenses net of all reductions	.70% A	.85%	.98%	1.10%	.91%	.90%
Net investment income (loss)	.90% A	1.41%	2.01%	1.33%	1.43%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,453,318	$ 5,548,689	$ 6,602,017	$ 5,464,901	$ 9,543,353	$ 7,217,287
Portfolio turnover rate F	81% A	111%	115%	113%	87%	132%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.59	$ 30.16	$ 25.45	$ 45.00
Income from Investment Operations
Net investment income (loss) D	.18	.47	.59	.13
Net realized and unrealized gain (loss)	4.33	1.50	4.54	(19.68)
Total from investment operations	4.51	1.97	5.13	(19.55)
Distributions from net investment income	(.55)	(.53)	(.42)	-
Distributions from net realized gain	-	(.01)	-	-
Total distributions	(.55)	(.54)	(.42)	-
Redemption fees added to paid in capital D,I	-	-	-	-
Net asset value, end of period	$ 35.55	$ 31.59	$ 30.16	$ 25.45
Total Return B, C	14.49%	6.55%	20.73%	(43.44)%
Ratios to Average Net Assets E, H
Expenses before reductions	.59% A	.69%	.78%	.96% A
Expenses net of fee waivers, if any	.58% A	.69%	.78%	.96% A
Expenses net of all reductions	.53% A	.66%	.74%	.93% A
Net investment income (loss)	1.07% A	1.60%	2.25%	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 349,688	$ 368,004	$ 383,048	$ 44,277
Portfolio turnover rate F	81% A	111%	115%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class F

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.58	$ 30.15	$ 26.62
Income from Investment Operations
Net investment income (loss) D	.18	.48	.07
Net realized and unrealized gain (loss)	4.34	1.51	3.46
Total from investment operations	4.52	1.99	3.53
Distributions from net investment income	(.57)	(.55)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	(.57)	(.56)	-
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 35.53	$ 31.58	$ 30.15
Total Return B, C	14.52%	6.60%	13.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.64%	.68% A
Expenses net of fee waivers, if any	.52% A	.64%	.68% A
Expenses net of all reductions	.48% A	.60%	.64% A
Net investment income (loss)	1.12% A	1.66%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 633,736	$ 595,995	$ 36,415
Portfolio turnover rate F	81% A	111%	115%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return.. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 754,157,307
Gross unrealized depreciation	(299,072,765)
Net unrealized appreciation (depreciation) on securities and other investments	$ 455,084,542

Tax cost	$ 5,460,005,475

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,276,567,642 and $4,147,214,918, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Overseas	$ 5,383,176.22
Class K	93,997.05
	$ 5,477,173

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,364 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 29,949,615.45%		$ 4,832

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,517 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component income from Fidelity Central Funds. Total security lending income during the period amounted to $2,052,195. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $375,674.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,257,754 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $120.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Overseas	$ 75,897,727	$ 100,374,591
Class K	6,408,873	6,711,130
Class F	9,890,239	1,370,072
Total	$ 92,196,839	$ 108,455,793
From net realized gain
Overseas	$ -	$ 2,158,312
Class K	-	126,111
Class F	-	24,425
Total	$ -	$ 2,308,848

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Overseas
Shares sold	7,415,219	36,113,789	$ 241,002,165	$ 1,067,886,397
Reinvestment of distributions	2,356,512	3,238,247	75,196,294	101,747,555
Shares redeemed	(60,363,868)	(82,678,886)	(1,981,056,572)	(2,430,908,864)
Net increase (decrease)	(50,592,137)	(43,326,850)	$ (1,664,858,113)	$ (1,261,274,912)
Class K
Shares sold	1,311,548	5,090,117	$ 42,456,629	$ 151,156,491
Reinvestment of distributions	201,094	217,803	6,408,873	6,837,242
Shares redeemed	(3,325,073)	(6,358,836)	(109,395,857)	(189,093,826)
Net increase (decrease)	(1,812,431)	(1,050,916)	$ (60,530,355)	$ (31,100,093)
Class F
Shares sold	7,986,853	22,173,982	$ 260,105,001	$ 652,570,206
Reinvestment of distributions	310,526	44,465	9,890,239	1,394,498
Shares redeemed	(9,331,024)	(4,555,729)	(310,145,020)	(133,239,488)
Net increase (decrease)	(1,033,645)	17,662,718	$ (40,149,780)	$ 520,725,216

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 47% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors
FIL Investment Advisors (UK) Limited
FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

OVE-K-USAN-0611
1.863321.102

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®
Worldwide Fund
Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2011

Class A, Class T, Class B, and Class C are
classes of Fidelity® Worldwide Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Fidelity Worldwide Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.43%
Actual		$ 1,000.00	$ 1,176.70	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.15
Class T	1.62%
Actual		$ 1,000.00	$ 1,175.20	$ 8.74
HypotheticalA		$ 1,000.00	$ 1,016.76	$ 8.10
Class B	2.18%
Actual		$ 1,000.00	$ 1,172.50	$ 11.74
HypotheticalA		$ 1,000.00	$ 1,013.98	$ 10.89
Class C	2.18%
Actual		$ 1,000.00	$ 1,172.20	$ 11.74
HypotheticalA		$ 1,000.00	$ 1,013.98	$ 10.89
Worldwide	1.11%
Actual		$ 1,000.00	$ 1,178.80	$ 6.00
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56
Institutional Class	1.18%
Actual		$ 1,000.00	$ 1,178.10	$ 6.37
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Worldwide Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United States of America	48.4%
United Kingdom	9.9%
Japan	7.4%
France	5.9%
Germany	4.1%
Canada	3.2%
Switzerland	2.4%
Netherlands	2.1%
Australia	1.9%
Other	14.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United States of America	47.3%
United Kingdom	10.6%
Japan	6.1%
Germany	4.5%
France	4.4%
Switzerland	3.9%
Spain	1.9%
Denmark	1.9%
India	1.7%
Other	17.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.8	98.2
Bonds	0.1	0.2
Short-Term Investments and Net Other Assets	5.1	1.6
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Estee Lauder Companies, Inc. Class A (United States of America, Personal Products)	2.0	1.9
Lincoln National Corp. (United States of America, Insurance)	1.9	0.0
Alcatel-Lucent SA sponsored ADR (France, Communications Equipment)	1.8	0.0
Exxon Mobil Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.8	2.0
Apple, Inc. (United States of America, Computers & Peripherals)	1.3	1.8
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	0.9
Perrigo Co. (United States of America, Pharmaceuticals)	1.2	1.5
Intuit, Inc. (United States of America, Software)	1.1	0.0
Bayerische Motoren Werke AG (BMW) (Germany, Automobiles)	1.1	0.8
Edwards Lifesciences Corp. (United States of America, Health Care Equipment & Supplies)	1.1	1.3
	14.6
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	15.6	15.6
Consumer Discretionary	14.7	17.1
Financials	14.2	13.5
Energy	12.6	8.4
Health Care	12.1	10.3
Industrials	9.5	17.0
Consumer Staples	7.2	7.0
Materials	5.0	6.3
Telecommunication Services	3.0	3.0
Utilities	1.0	0.2

Semiannual Report

Fidelity Worldwide Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
Australia - 1.9%
Australia & New Zealand Banking Group Ltd.	244,941	$ 6,507,640
carsales.com Ltd.	165,918	933,296
Commonwealth Bank of Australia	73,520	4,329,814
CSL Ltd.	33,746	1,271,036
JB Hi-Fi Ltd.	54,464	1,129,301
Macquarie Group Ltd.	78,951	3,043,793
Mirabela Nickel Ltd. (a)	252,969	546,440
Newcrest Mining Ltd.	92,133	4,187,438
QBE Insurance Group Ltd.	81,271	1,667,316
Wesfarmers Ltd.	61,452	2,243,825
TOTAL AUSTRALIA		25,859,899
Bailiwick of Guernsey - 0.1%
Ashmore Global Opportunities Ltd.	80,500	648,025
Bailiwick of Jersey - 1.0%
Charter International PLC	74,700	1,024,435
Experian PLC	176,600	2,379,116
Shire PLC	132,800	4,121,246
Shire PLC sponsored ADR	65,000	6,058,650
TOTAL BAILIWICK OF JERSEY		13,583,447
Belgium - 0.1%
Ageas	37,700	114,419
Anheuser-Busch InBev SA NV (d)	26,911	1,717,463
TOTAL BELGIUM		1,831,882
Bermuda - 0.4%
Huabao International Holdings Ltd.	500,000	741,666
Li & Fung Ltd.	258,000	1,318,852
Noble Group Ltd.	1,474,363	2,686,025
TOTAL BERMUDA		4,746,543
Brazil - 0.6%
Arezzo Industria e Comercio SA	51,200	793,725
Diagnosticos da America SA	40,000	535,181
Drogasil SA	185,800	1,334,482
International Meal Comp Holdings SA	74,000	736,096
Souza Cruz Industria Comerico	199,500	2,243,155
TIM Participacoes SA sponsored ADR (non-vtg.)	49,000	2,311,820
TOTAL BRAZIL		7,954,459
British Virgin Islands - 0.3%
Arcos Dorados Holdings, Inc.	126,500	2,786,795
HLS Systems International Ltd. (a)(d)	93,600	1,124,136
TOTAL BRITISH VIRGIN ISLANDS		3,910,931
Canada - 3.2%
Bombardier, Inc. Class B (sub. vtg.)	836,700	6,234,790
Canadian Natural Resources Ltd.	43,200	2,032,377
First Quantum Minerals Ltd.	18,800	2,679,214
Gildan Activewear, Inc.	36,000	1,340,915
Grande Cache Coal Corp. (a)	159,700	1,362,202

	Shares	Value
InterOil Corp. (a)	21,800	$ 1,386,480
Keyera Corp.	200,000	8,295,106
Kodiak Oil & Gas Corp. (a)(d)	475,000	3,334,500
Open Text Corp. (a)	41,800	2,560,753
Pan American Silver Corp.	13,400	483,472
Petrobank Energy & Resources Ltd.	46,800	990,314
Petrominerales Ltd.	28,744	1,100,117
SunOpta, Inc. (a)	50,000	353,000
Trinidad Drilling Ltd.	183,400	2,101,317
Valeant Pharmaceuticals International, Inc. (Canada)	160,000	8,438,854
TOTAL CANADA		42,693,411
Cayman Islands - 0.7%
Bosideng International Holdings Ltd.	2,392,000	757,674
China Automation Group Ltd.	767,000	671,568
Ctrip.com International Ltd. sponsored ADR (a)	27,200	1,325,184
Hengdeli Holdings Ltd.	2,720,000	1,628,575
Herbalife Ltd.	26,000	2,334,280
Mongolian Mining Corp.	1,526,000	1,788,059
Shenguan Holdings Group Ltd.	956,000	1,270,350
TOTAL CAYMAN ISLANDS		9,775,690
China - 0.5%
Baidu.com, Inc. sponsored ADR (a)	21,000	3,118,920
SINA Corp. (a)	18,600	2,506,350
Zhaojin Mining Industry Co. Ltd. (H Shares)	255,500	1,182,703
TOTAL CHINA		6,807,973
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	1,232,268	22,128
Denmark - 1.7%
Carlsberg A/S Series B	34,800	4,133,230
Novo Nordisk A/S Series B	108,116	13,687,309
William Demant Holding A/S (a)	58,200	5,425,943
TOTAL DENMARK		23,246,482
Finland - 0.2%
Nokian Tyres PLC	49,800	2,581,732
France - 5.9%
Alcatel-Lucent SA sponsored ADR (a)(d)	3,711,400	24,272,556
Alstom SA	59,735	3,972,286
Arkema SA	26,330	2,743,650
Atos Origin SA (a)	76,408	4,708,668
AXA SA (d)	180,237	4,044,551
BNP Paribas SA	92,588	7,327,462
Club Mediterranee SA (a)	26,800	624,619
Compagnie Generale de Geophysique SA (a)	75,000	2,642,179
Danone	33,600	2,461,292
Iliad Group SA	27,158	3,491,252
JC Decaux SA (a)	37,500	1,310,307
L'Oreal SA	19,900	2,523,430
Common Stocks - continued
	Shares	Value
France - continued
LVMH Moet Hennessy - Louis Vuitton	26,703	$ 4,795,739
Pernod-Ricard SA	17,814	1,790,561
PPR SA	21,450	3,836,438
Sanofi-Aventis	15,104	1,195,024
Schneider Electric SA	32,065	5,666,115
Unibail-Rodamco	6,389	1,494,742
TOTAL FRANCE		78,900,871
Germany - 3.4%
Bayerische Motoren Werke AG (BMW)	153,904	14,514,379
Fresenius Medical Care AG & Co. KGaA	52,700	4,141,823
GEA Group AG	110,697	4,048,281
HeidelbergCement AG	11,766	899,797
Kabel Deutschland Holding AG (a)	91,800	5,737,430
MAN SE	31,222	4,351,289
Metro AG	23,500	1,724,920
Siemens AG	66,879	9,729,789
TOTAL GERMANY		45,147,708
Hong Kong - 0.7%
AIA Group Ltd.	543,200	1,829,015
I.T Ltd.	798,000	642,198
Techtronic Industries Co. Ltd.	3,575,500	4,880,097
Wharf Holdings Ltd.	264,000	1,930,804
TOTAL HONG KONG		9,282,114
India - 0.3%
Shriram Transport Finance Co. Ltd.	41,265	722,545
State Bank of India	21,822	1,382,939
The Jammu & Kashmir Bank Ltd.	30,114	549,340
Titan Industries Ltd.	8,771	798,636
TOTAL INDIA		3,453,460
Indonesia - 0.3%
PT Sarana Menara Nusantara (a)	913,000	1,119,396
PT Tower Bersama Infrastructure Tbk	3,992,500	1,130,526
PT XL Axiata Tbk	1,646,500	1,307,358
TOTAL INDONESIA		3,557,280
Ireland - 1.1%
Accenture PLC Class A	34,200	1,953,846
Covidien PLC	136,000	7,573,840
Ingersoll-Rand Co. Ltd.	64,300	3,247,150
James Hardie Industries NV CDI (a)	297,856	1,926,935
TOTAL IRELAND		14,701,771
Israel - 0.1%
Israel Chemicals Ltd.	81,400	1,430,681
Italy - 0.8%
Intesa Sanpaolo SpA	201,619	669,547
Intesa Sanpaolo SpA (Risparmio Shares)	749,700	2,149,842

	Shares	Value
Prysmian SpA (d)	104,600	$ 2,468,091
Saipem SpA	102,206	5,802,684
TOTAL ITALY		11,090,164
Japan - 7.4%
ABC-Mart, Inc.	84,500	3,165,651
Asahi Glass Co. Ltd.	136,000	1,726,486
Asics Corp.	157,000	2,270,223
Canon, Inc.	107,550	5,064,180
Cosmos Pharmaceutical Corp.	47,300	2,095,390
Credit Saison Co. Ltd.	76,100	1,275,913
DeNA Co. Ltd.	46,400	1,741,650
Denso Corp.	86,400	2,891,145
Digital Garage, Inc. (a)	268	1,473,219
Don Quijote Co. Ltd.	84,700	3,171,819
Fanuc Ltd.	25,700	4,301,635
Honda Motor Co. Ltd.	36,900	1,418,413
Japan Tobacco, Inc.	749	2,910,478
JSR Corp.	126,300	2,656,777
Kakaku.com, Inc.	336	1,936,070
Keyence Corp.	10,400	2,747,942
Misumi Group, Inc.	70,500	1,777,542
Mitsubishi Corp.	195,100	5,291,956
Mitsubishi Estate Co. Ltd.	122,000	2,134,711
Mitsubishi UFJ Financial Group, Inc.	837,800	4,020,600
Mitsui & Co. Ltd.	120,900	2,151,161
Murata Manufacturing Co. Ltd.	27,700	2,000,368
Nichi-iko Pharmaceutical Co. Ltd.	16,900	436,782
Nitto Denko Corp.	11,800	631,887
Omron Corp.	75,900	2,087,346
ORIX Corp.	66,920	6,573,754
Osaka Securities Exchange Co. Ltd.	101	515,802
Otsuka Holdings Co. Ltd.	53,400	1,441,142
Rakuten, Inc.	3,737	3,469,565
SMC Corp.	8,000	1,461,224
SOFTBANK CORP.	220,500	9,303,252
Sony Financial Holdings, Inc.	76,200	1,416,113
Start Today Co. Ltd.	162,500	2,840,531
Sumitomo Mitsui Financial Group, Inc.	91,400	2,838,705
Tokyo Electron Ltd.	54,300	3,143,259
Toyota Motor Corp.	84,600	3,374,375
Yahoo! Japan Corp.	3,971	1,460,538
TOTAL JAPAN		99,217,604
Korea (South) - 0.8%
Fila Korea Ltd.	4,710	313,853
Hynix Semiconductor, Inc.	126,990	4,017,089
Hyundai Motor Co.	8,720	2,011,679
Orion Corp.	3,286	1,277,803
Samsung Electronics Co. Ltd.	1,927	1,610,492
Shinhan Financial Group Co. Ltd.	22,350	1,098,151
TOTAL KOREA (SOUTH)		10,329,067
Common Stocks - continued
	Shares	Value
Luxembourg - 0.1%
Millicom International Cellular SA	15,000	$ 1,625,100
Mexico - 0.2%
Wal-Mart de Mexico SA de CV Series V	1,042,400	3,265,565
Netherlands - 2.1%
AEGON NV (a)	292,700	2,326,584
Gemalto NV	57,281	2,936,048
ING Groep NV (Certificaten Van Aandelen) (a)	539,800	7,111,693
Koninklijke KPN NV	168,340	2,671,734
Koninklijke Philips Electronics NV	77,781	2,303,798
LyondellBasell Industries NV Class A	244,000	10,858,000
TOTAL NETHERLANDS		28,207,857
Norway - 0.6%
Aker Solutions ASA	130,200	3,141,864
DnB NOR ASA	270,800	4,402,916
TOTAL NORWAY		7,544,780
Philippines - 0.1%
Alliance Global Group, Inc.	6,500,000	1,800,958
Poland - 0.2%
Eurocash SA	232,100	2,841,630
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	279,659	1,124,304
Singapore - 0.3%
Avago Technologies Ltd.	42,000	1,405,320
Keppel Corp. Ltd.	257,400	2,502,398
TOTAL SINGAPORE		3,907,718
South Africa - 0.4%
AngloGold Ashanti Ltd. sponsored ADR	44,700	2,278,806
Clicks Group Ltd.	176,914	1,182,344
Sanlam Ltd.	311,800	1,336,676
TOTAL SOUTH AFRICA		4,797,826
Spain - 1.2%
Antena 3 Television SA	118,200	1,095,987
Banco Bilbao Vizcaya Argentaria SA	189,135	2,422,811
Banco Santander SA	383,649	4,899,546
Gestevision Telecinco SA	128,320	1,442,043
Prosegur Compania de Seguridad SA (Reg.)	25,800	1,576,367
Telefonica SA	147,643	3,966,587
TOTAL SPAIN		15,403,341
Sweden - 0.9%
Elekta AB (B Shares)	105,700	4,816,709
Medivir AB (B Shares) (a)	34,000	789,030
Swedbank AB (A Shares)	195,000	3,697,692
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	133,000	2,021,600
TOTAL SWEDEN		11,325,031

	Shares	Value
Switzerland - 2.4%
Compagnie Financiere Richemont SA Series A	16,640	$ 1,075,162
Foster Wheeler AG (a)	25,400	903,478
Kuehne & Nagel International AG	10,620	1,696,450
Nestle SA	84,667	5,255,294
Partners Group Holding	12,748	2,706,823
Schindler Holding AG (participation certificate)	31,036	4,014,250
The Swatch Group AG (Bearer)	5,440	2,675,513
Transocean Ltd. (United States) (a)	47,100	3,426,525
UBS AG (a)	209,530	4,192,506
Zurich Financial Services AG	19,138	5,375,408
TOTAL SWITZERLAND		31,321,409
Taiwan - 0.5%
HTC Corp.	126,150	5,717,100
WPG Holding Co. Ltd.	255,000	470,263
TOTAL TAIWAN		6,187,363
Turkey - 0.1%
Boyner Buyuk Magazacilik AS (a)	514,000	1,426,088
United Kingdom - 9.9%
Aberdeen Asset Management PLC	474,742	1,815,991
Anglo American PLC (United Kingdom)	68,818	3,587,127
ARM Holdings PLC sponsored ADR	24,000	755,040
Ashmore Group PLC	123,500	769,684
Autonomy Corp. PLC (a)	74,900	2,014,319
Aviva PLC	363,200	2,718,267
Barclays PLC	1,108,831	5,271,557
BG Group PLC	234,490	6,006,598
BHP Billiton PLC	261,599	11,060,749
BP PLC	429,900	3,304,861
British American Tobacco PLC (United Kingdom)	77,700	3,395,367
British Land Co. PLC	332,855	3,338,786
Burberry Group PLC	132,500	2,866,198
Carphone Warehouse Group PLC (a)	852,279	5,662,555
Cookson Group PLC	53,870	643,839
GlaxoSmithKline PLC	343,200	7,497,442
HSBC Holdings PLC (United Kingdom)	668,309	7,290,069
Imperial Tobacco Group PLC	85,378	3,004,907
InterContinental Hotel Group PLC	130,378	2,862,252
International Personal Finance PLC	517,515	3,176,880
International Power PLC	213,071	1,176,651
Jazztel PLC (a)	175,600	1,074,208
Jupiter Fund Management PLC	122,700	627,377
Legal & General Group PLC	1,800,381	3,693,034
Lloyds Banking Group PLC (a)	2,775,954	2,756,211
Micro Focus International PLC	116,800	724,807
Ocado Group PLC (a)(d)	898,900	3,399,447
Reckitt Benckiser Group PLC	19,141	1,062,787
Rio Tinto PLC	49,140	3,585,623
Royal Dutch Shell PLC Class B	444,302	17,285,960
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Schroders PLC	35,000	$ 1,109,647
SuperGroup PLC (a)	65,400	1,732,612
Ultra Electronics Holdings PLC	32,400	935,210
Vodafone Group PLC	2,115,200	6,114,810
Vodafone Group PLC sponsored ADR	47,212	1,374,813
Wolseley PLC	106,760	3,866,236
Xstrata PLC	174,500	4,434,941
TOTAL UNITED KINGDOM		131,996,862
United States of America - 43.1%
AboveNet, Inc.	70,800	4,725,900
Acorda Therapeutics, Inc. (a)	50,000	1,402,000
Affiliated Managers Group, Inc. (a)	59,000	6,435,720
Agilent Technologies, Inc. (a)	149,000	7,436,590
Air Lease Corp. Class A	32,600	899,760
Altera Corp.	41,000	1,996,700
Amazon.com, Inc. (a)	34,800	6,838,200
Apple, Inc. (a)	51,600	17,968,668
Ardea Biosciences, Inc. (a)	38,400	1,088,640
Ariba, Inc. (a)	227,500	7,910,175
Armstrong World Industries, Inc.	122,800	5,495,300
Aruba Networks, Inc. (a)	96,300	3,460,059
Baker Hughes, Inc.	143,000	11,069,630
Baxter International, Inc.	77,000	4,381,300
BGC Partners, Inc. Class A	98,000	945,700
Biogen Idec, Inc. (a)	7,000	681,450
Brigham Exploration Co. (a)	124,000	4,157,720
Cal Dive International, Inc. (a)	242,000	1,902,120
Calix Networks, Inc. (a)	32,000	699,520
Carlisle Companies, Inc.	219,632	10,880,569
Ceva, Inc. (a)	74,300	2,272,094
Chevron Corp.	114,000	12,476,160
Ciena Corp. (a)	124,000	3,501,760
Cognizant Technology Solutions Corp. Class A (a)	23,000	1,906,700
Concho Resources, Inc. (a)	25,000	2,671,250
Convio, Inc. (a)	41,570	508,817
CSX Corp.	116,000	9,128,040
Cummins, Inc.	8,000	961,440
Deckers Outdoor Corp. (a)	20,000	1,697,200
DexCom, Inc. (a)	7,000	116,550
Double Eagle Petroleum Co. (a)(d)	199,798	2,033,944
DSW, Inc. Class A (a)	93,288	4,429,314
Dynavax Technologies Corp. (a)	125,000	347,500
eBay, Inc. (a)	272,000	9,356,800
Edwards Lifesciences Corp. (a)	168,000	14,506,800
Elizabeth Arden, Inc. (a)	107,000	3,216,420
EMC Corp. (a)	175,000	4,959,500
Equity Residential (SBI)	164,000	9,794,080
Estee Lauder Companies, Inc. Class A	272,000	26,383,990
Exxon Mobil Corp.	275,000	24,200,000
Fossil, Inc. (a)	105,900	10,143,102
Fresh Market, Inc.	1,000	41,820

	Shares	Value
G-III Apparel Group Ltd. (a)	189,600	$ 8,505,456
Green Mountain Coffee Roasters, Inc. (a)	188,000	12,588,480
GT Solar International, Inc. (a)	100,000	1,117,000
Halliburton Co.	108,100	5,456,888
HeartWare International, Inc. (a)	25,800	1,924,938
Holly Corp.	89,000	5,153,100
Illumina, Inc. (a)	83,800	5,948,124
ImmunoGen, Inc. (a)	45,523	608,187
Informatica Corp. (a)	199,000	11,145,990
Intuit, Inc. (a)	267,000	14,834,520
iRobot Corp. (a)	194,000	6,871,480
Kenexa Corp. (a)	46,600	1,370,972
Key Energy Services, Inc. (a)	272,000	4,950,400
KKR Financial Holdings LLC	346,000	3,494,600
Leucadia National Corp.	90,600	3,502,596
Limited Brands, Inc.	50,000	2,058,000
Lincoln National Corp.	814,000	25,421,220
Magma Design Automation, Inc. (a)	113,000	718,680
Mako Surgical Corp. (a)(d)	290,205	7,971,931
Marathon Oil Corp.	234,500	12,672,380
MasterCard, Inc. Class A	24,000	6,621,360
McKesson Corp.	138,000	11,455,380
Micromet, Inc. (a)	100,000	676,000
Neurocrine Biosciences, Inc. (a)	27,895	214,513
Northern Oil & Gas, Inc. (a)	55,000	1,306,800
Occidental Petroleum Corp.	20,000	2,285,800
Oil States International, Inc. (a)	31,000	2,573,310
ONEOK, Inc.	22,845	1,597,779
OpenTable, Inc. (a)	12,000	1,335,480
Pall Corp.	22,000	1,285,680
Perrigo Co.	182,000	16,445,520
Pioneer Natural Resources Co.	66,000	6,747,180
Polycom, Inc. (a)	57,000	3,410,310
Polypore International, Inc. (a)	109,700	6,776,169
PPL Corp.	238,000	6,528,340
Prestige Brands Holdings, Inc. (a)	229,000	2,644,950
QUALCOMM, Inc.	177,000	10,060,680
Rackspace Hosting, Inc. (a)	25,000	1,154,750
Reliance Steel & Aluminum Co.	27,200	1,539,792
Retail Ventures, Inc. (a)	125,000	2,566,250
RightNow Technologies, Inc. (a)	16,000	578,880
Riverbed Technology, Inc. (a)	28,000	983,920
salesforce.com, Inc. (a)	19,000	2,633,400
SandRidge Energy, Inc. (a)	175,000	2,163,000
Shaw Group, Inc. (a)	31,100	1,209,790
Sirius XM Radio, Inc. (a)	3,520,000	7,004,800
Southern Co.	52,000	2,030,080
Spectrum Brands Holdings, Inc. (a)	50,000	1,625,000
SPS Commerce, Inc. (a)	26,802	439,821
St. Jude Medical, Inc.	144,000	7,695,360
Starbucks Corp.	210,000	7,599,900
SuccessFactors, Inc. (a)	61,271	2,124,266
Superior Energy Services, Inc. (a)	112,000	4,303,040
SVB Financial Group (a)	204,564	12,363,848
Common Stocks - continued
	Shares	Value
United States of America - continued
Targa Resources Corp.	15,500	$ 542,810
Targacept, Inc. (a)	53,000	1,281,540
Tesoro Logistics LP	30,300	718,413
Textron, Inc.	39,600	1,033,560
Theravance, Inc. (a)	149,000	4,134,750
TIBCO Software, Inc. (a)	64,000	1,919,360
TJX Companies, Inc.	212,000	11,367,440
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	55,000	2,925,450
Universal Display Corp. (a)	38,000	2,087,720
Vera Bradley, Inc.	33,900	1,648,896
Vertex Pharmaceuticals, Inc. (a)	120,000	6,602,400
Virgin Media, Inc.	101,100	3,059,286
W.R. Grace & Co. (a)	90,000	4,082,400
Walter Energy, Inc.	15,900	2,197,698
WebMD Health Corp. (a)	78,660	4,552,054
Weight Watchers International, Inc.	45,000	3,498,750
ZIOPHARM Oncology, Inc. (a)	270,000	2,041,200
TOTAL UNITED STATES OF AMERICA		575,018,819
TOTAL COMMON STOCKS (Cost $1,042,289,449)		1,248,567,973
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
PPL Corp. 8.75% (a)	32,000	1,708,000
Nonconvertible Preferred Stocks - 1.0%
Germany - 0.7%
ProSiebenSat.1 Media AG	52,600	1,506,412
Volkswagen AG	43,000	8,470,983
TOTAL GERMANY		9,977,395
Italy - 0.3%
Fiat Industrial SpA (a)	386,100	3,631,510
TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,608,905
TOTAL PREFERRED STOCKS (Cost $11,886,613)		15,316,905
Convertible Bonds - 0.1%
	Principal Amount	Value
United States of America - 0.1%
Greenbrier Companies, Inc. 3.5% 4/1/18 (e) (Cost $940,000)	$ 940,000	$ 967,025
Money Market Funds - 7.4%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	66,317,064	66,317,064
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	33,069,585	33,069,585
TOTAL MONEY MARKET FUNDS (Cost $99,386,649)		99,386,649
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,154,502,711)	1,364,238,552
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(31,231,475)
NET ASSETS - 100%	$ 1,333,007,077
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $967,025 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,355
Fidelity Securities Lending Cash Central Fund	78,363
Total	$ 112,718
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 576,726,819	$ 575,018,819	$ 1,708,000	$ -
United Kingdom	131,996,862	58,853,694	73,143,168	-
Japan	99,217,604	-	99,217,604	-
France	78,900,871	75,063,668	3,837,203	-
Germany	55,125,103	55,125,103	-	-
Canada	42,693,411	42,693,411	-	-
Switzerland	31,321,409	27,128,903	4,192,506	-
Netherlands	28,207,857	16,465,782	11,742,075	-
Australia	25,859,899	25,859,899	-	-
Other	193,835,043	167,919,627	25,915,416	-
Corporate Bonds	967,025	-	967,025	-
Money Market Funds	99,386,649	99,386,649	-	-
Total Investments in Securities:	$ 1,364,238,552	$ 1,143,515,555	$ 220,722,997	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 34,550
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(34,550)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $165,341,843 of which $21,859,750 and $143,482,093 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,897,456) - See accompanying schedule: Unaffiliated issuers (cost $1,055,116,062)	$ 1,264,851,903
Fidelity Central Funds (cost $99,386,649)	99,386,649
Total Investments (cost $1,154,502,711)		$ 1,364,238,552
Receivable for investments sold		46,440,643
Receivable for fund shares sold		2,048,058
Dividends receivable		3,116,811
Interest receivable		2,285
Distributions receivable from Fidelity Central Funds		26,068
Prepaid expenses		1,036
Other receivables		411,036
Total assets		1,416,284,489

Liabilities
Payable to custodian bank	$ 249,320
Payable for investments purchased	47,660,095
Payable for fund shares redeemed	998,507
Accrued management fee	834,069
Distribution and service plan fees payable	6,215
Other affiliated payables	282,532
Other payables and accrued expenses	177,089
Collateral on securities loaned, at value	33,069,585
Total liabilities		83,277,412

Net Assets		$ 1,333,007,077
Net Assets consist of:
Paid in capital		$ 1,164,402,350
Undistributed net investment income		2,304,991
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(43,532,394)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		209,832,130
Net Assets		$ 1,333,007,077

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,252,924 ÷ 599,190 shares)	$ 20.45

Maximum offering price per share (100/94.25 of $20.45)	$ 21.70
Class T: Net Asset Value and redemption price per share ($6,421,866 ÷ 314,446 shares)	$ 20.42

Maximum offering price per share (100/96.50 of $20.42)	$ 21.16
Class B: Net Asset Value and offering price per share ($365,751 ÷ 17,939 shares)A	$ 20.39

Class C: Net Asset Value and offering price per share ($1,239,237 ÷ 60,885 shares)A	$ 20.35

Worldwide: Net Asset Value, offering price and redemption price per share ($1,311,456,575 ÷ 63,775,849 shares)	$ 20.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,270,724 ÷ 61,912 shares)	$ 20.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 11,055,521
Interest		16,030
Income from Fidelity Central Funds		112,718
Income before foreign taxes withheld		11,184,269
Less foreign taxes withheld		(522,648)
Total income		10,661,621

Expenses
Management fee Basic fee	$ 4,269,472
Performance adjustment	462,147
Transfer agent fees	1,393,120
Distribution and service plan fees	24,047
Accounting and security lending fees	277,414
Custodian fees and expenses	202,127
Independent trustees' compensation	3,056
Registration fees	85,515
Audit	39,213
Legal	2,241
Miscellaneous	5,544
Total expenses before reductions	6,763,896
Expense reductions	(171,247)	6,592,649
Net investment income (loss)		4,068,972
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	136,868,032
Foreign currency transactions	(235,416)
Total net realized gain (loss)		136,632,616
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $556,502)	58,109,929
Assets and liabilities in foreign currencies	59,226
Total change in net unrealized appreciation (depreciation)		58,169,155
Net gain (loss)		194,801,771
Net increase (decrease) in net assets resulting from operations		$ 198,870,743

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,068,972	$ 5,168,785
Net realized gain (loss)	136,632,616	100,330,002
Change in net unrealized appreciation (depreciation)	58,169,155	66,991,246
Net increase (decrease) in net assets resulting from operations	198,870,743	172,490,033
Distributions to shareholders from net investment income	(6,244,141)	(6,419,967)
Distributions to shareholders from net realized gain	(2,870,519)	(993,213)
Total distributions	(9,114,660)	(7,413,180)
Share transactions - net increase (decrease)	45,310,579	(61,476,980)
Redemption fees	12,294	31,293
Total increase (decrease) in net assets	235,078,956	103,631,166

Net Assets
Beginning of period	1,097,928,121	994,296,955
End of period (including undistributed net investment income of $2,304,991 and undistributed net investment income of $4,480,160, respectively)	$ 1,333,007,077	$ 1,097,928,121

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.50	$ 14.96	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.03	.03	(.01)
Net realized and unrealized gain (loss)	3.05	2.63	4.09
Total from investment operations	3.08	2.66	4.08
Distributions from net investment income	(.08)	(.10)	-
Distributions from net realized gain	(.05)	(.02)	-
Total distributions	(.13)	(.12)	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 20.45	$ 17.50	$ 14.96
Total Return B, C, D	17.67%	17.85%	37.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A	1.43%	1.52% A
Expenses net of fee waivers, if any	1.43% A	1.43%	1.52% A
Expenses net of all reductions	1.41% A	1.41%	1.49% A
Net investment income (loss)	.35% A	.21%	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,253	$ 7,530	$ 993
Portfolio turnover rate G	198% A	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.46	$ 14.94	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	(.01)
Net realized and unrealized gain (loss)	3.03	2.62	4.07
Total from investment operations	3.05	2.61	4.06
Distributions from net investment income	(.04)	(.08)	-
Distributions from net realized gain	(.05)	(.02)	-
Total distributions	(.09)	(.09) K	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 20.42	$ 17.46	$ 14.94
Total Return B, C, D	17.52%	17.53%	37.32%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.70%	1.73% A
Expenses net of fee waivers, if any	1.62% A	1.70%	1.73% A
Expenses net of all reductions	1.60% A	1.68%	1.70% A
Net investment income (loss)	.17% A	(.05)%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,422	$ 1,120	$ 458
Portfolio turnover rate G	198% A	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.09 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.39	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.03)
Net realized and unrealized gain (loss)	3.04	2.61	4.04
Total from investment operations	3.00	2.52	4.01
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	-	(.02)	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 20.39	$ 17.39	$ 14.89
Total Return B, C, D	17.25%	16.92%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.19% A	2.19%	2.20% A
Expenses net of fee waivers, if any	2.18% A	2.19%	2.20% A
Expenses net of all reductions	2.16% A	2.17%	2.17% A
Net investment income (loss)	(.40)% A	(.55)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 366	$ 305	$ 224
Portfolio turnover rate G	198% A	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.36	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.04)
Net realized and unrealized gain (loss)	3.03	2.61	4.05
Total from investment operations	2.99	2.52	4.01
Distributions from net investment income	-	(.03)	-
Distributions from net realized gain	-	(.02)	-
Total distributions	-	(.05)	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 20.35	$ 17.36	$ 14.89
Total Return B, C, D	17.22%	16.94%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.19% A	2.19%	2.18% A
Expenses net of fee waivers, if any	2.18% A	2.19%	2.18% A
Expenses net of all reductions	2.16% A	2.16%	2.15% A
Net investment income (loss)	(.39)% A	(.54)%	(.39)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,239	$ 710	$ 335
Portfolio turnover rate G	198% A	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Worldwide

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.58	$ 14.98	$ 13.40	$ 25.18	$ 21.82	$ 19.05
Income from Investment Operations
Net investment income (loss) D	.06	.08	.12	.16	.14	.17
Net realized and unrealized gain (loss)	3.07	2.63	1.63	(9.44)	6.05	3.74
Total from investment operations	3.13	2.71	1.75	(9.28)	6.19	3.91
Distributions from net investment income	(.10)	(.10)	(.17)	(.12)	(.17)	(.10)
Distributions from net realized gain	(.05)	(.02)	-	(2.38)	(2.66)	(1.04)
Total distributions	(.15)	(.11) I	(.17)	(2.50)	(2.83)	(1.14)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 20.56	$ 17.58	$ 14.98	$ 13.40	$ 25.18	$ 21.82
Total Return B, C	17.88%	18.18%	13.39%	(40.66)%	31.87%	21.31%
Ratios to Average Net Assets E, G
Expenses before reductions	1.12% A	1.15%	1.27%	1.21%	1.04%	1.08%
Expenses net of fee waivers, if any	1.11% A	1.15%	1.27%	1.21%	1.04%	1.08%
Expenses net of all reductions	1.09% A	1.12%	1.24%	1.19%	1.02%	1.02%
Net investment income (loss)	.68% A	.50%	.92%	.84%	.66%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,311,457	$ 1,087,928	$ 991,996	$ 934,885	$ 1,773,603	$ 1,328,219
Portfolio turnover rate F	198% A	166%	224%	264%	128%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.11 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.57	$ 15.00	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.06	.07	.06
Net realized and unrealized gain (loss)	3.05	2.63	4.06
Total from investment operations	3.11	2.70	4.12
Distributions from net investment income	(.11)	(.11)	-
Distributions from net realized gain	(.05)	(.02)	-
Total distributions	(.16)	(.13)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 20.52	$ 17.57	$ 15.00
Total Return B, C	17.81%	18.08%	37.87%
Ratios to Average Net Assets E, H
Expenses before reductions	1.19% A	1.21%	1.17% A
Expenses net of fee waivers, if any	1.18% A	1.21%	1.17% A
Expenses net of all reductions	1.16% A	1.19%	1.15% A
Net investment income (loss)	.61% A	.44%	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,271	$ 335	$ 290
Portfolio turnover rate F	198% A	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Worldwide and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional shares purchased by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 227,901,936
Gross unrealized depreciation	(24,113,259)
Net unrealized appreciation (depreciation) on securities and other investments	$ 203,788,677

Tax cost	$ 1,160,449,875

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,151,757,628 and $1,160,481,619, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,835	$ 3,908
Class T	.25%	.25%	6,006	-
Class B	.75%	.25%	1,656	1,284
Class C	.75%	.25%	4,550	2,169
			$ 24,047	$ 7,361

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,253
Class T	752
Class B*	64
Class C*	76
$ 7,145

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 14,364.30
Class T	2,844.24
Class B	509.31
Class C	1,371.30
Worldwide	1,372,705.23
Institutional Class	1,327.30
	$ 1,393,120

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $47,807 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,055 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $78,363. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $51,129.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $120,118 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 36,687	$ 9,814
Class T	3,024	2,409
Class B	-	75
Class C	-	827
Worldwide	6,199,611	6,404,601
Institutional Class	4,819	2,241
Total	$ 6,244,141	$ 6,419,967
From net realized gain
Class A	$ 20,664	$ 1,404
Class T	3,280	480
Class B	-	191
Class C	-	373
Worldwide	2,844,643	990,471
Institutional Class	1,932	294
Total	$ 2,870,519	$ 993,213

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	212,821	404,777	$ 4,052,992	$ 6,463,954
Reinvestment of distributions	2,409	589	44,007	9,399
Shares redeemed	(46,427)	(41,328)	(875,556)	(668,935)
Net increase (decrease)	168,803	364,038	$ 3,221,443	$ 5,804,418
Class T
Shares sold	272,568	57,729	$ 5,191,991	$ 930,150
Reinvestment of distributions	344	156	6,293	2,498
Shares redeemed	(22,633)	(24,377)	(447,479)	(385,540)
Net increase (decrease)	250,279	33,508	$ 4,750,805	$ 547,108
Class B
Shares sold	3,539	11,168	$ 67,005	$ 177,092
Reinvestment of distributions	-	16	-	260
Shares redeemed	(3,154)	(8,709)	(57,443)	(138,098)
Net increase (decrease)	385	2,475	$ 9,562	$ 39,254
Class C
Shares sold	23,189	34,028	$ 443,430	$ 543,674
Reinvestment of distributions	-	68	-	1,087
Shares redeemed	(3,183)	(15,747)	(59,897)	(246,126)
Net increase (decrease)	20,006	18,349	$ 383,533	$ 298,635

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Worldwide
Shares sold	7,228,599	8,421,228	$ 137,625,505	$ 135,177,567
Reinvestment of distributions	480,262	449,494	8,805,760	7,194,622
Shares redeemed	(5,805,674)	(13,209,138)	(110,281,570)	(210,537,866)
Net increase (decrease)	1,903,187	(4,338,416)	$ 36,149,695	$ (68,165,677)
Institutional Class
Shares sold	47,624	9,920	$ 884,296	$ 162,697
Reinvestment of distributions	360	158	6,581	2,535
Shares redeemed	(5,122)	(10,397)	(95,336)	(165,950)
Net increase (decrease)	42,862	(319)	$ 795,541	$ (718)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.
Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

AWLD-USAN-0611
1.883449.102

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®
Worldwide Fund
Institutional Class

Semiannual Report

April 30, 2011

Institutional Class is a class of
Fidelity® Worldwide Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Fidelity Worldwide Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.43%
Actual		$ 1,000.00	$ 1,176.70	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.15
Class T	1.62%
Actual		$ 1,000.00	$ 1,175.20	$ 8.74
HypotheticalA		$ 1,000.00	$ 1,016.76	$ 8.10
Class B	2.18%
Actual		$ 1,000.00	$ 1,172.50	$ 11.74
HypotheticalA		$ 1,000.00	$ 1,013.98	$ 10.89
Class C	2.18%
Actual		$ 1,000.00	$ 1,172.20	$ 11.74
HypotheticalA		$ 1,000.00	$ 1,013.98	$ 10.89
Worldwide	1.11%
Actual		$ 1,000.00	$ 1,178.80	$ 6.00
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56
Institutional Class	1.18%
Actual		$ 1,000.00	$ 1,178.10	$ 6.37
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Worldwide Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United States of America	48.4%
United Kingdom	9.9%
Japan	7.4%
France	5.9%
Germany	4.1%
Canada	3.2%
Switzerland	2.4%
Netherlands	2.1%
Australia	1.9%
Other	14.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United States of America	47.3%
United Kingdom	10.6%
Japan	6.1%
Germany	4.5%
France	4.4%
Switzerland	3.9%
Spain	1.9%
Denmark	1.9%
India	1.7%
Other	17.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.8	98.2
Bonds	0.1	0.2
Short-Term Investments and Net Other Assets	5.1	1.6
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Estee Lauder Companies, Inc. Class A (United States of America, Personal Products)	2.0	1.9
Lincoln National Corp. (United States of America, Insurance)	1.9	0.0
Alcatel-Lucent SA sponsored ADR (France, Communications Equipment)	1.8	0.0
Exxon Mobil Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.8	2.0
Apple, Inc. (United States of America, Computers & Peripherals)	1.3	1.8
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	0.9
Perrigo Co. (United States of America, Pharmaceuticals)	1.2	1.5
Intuit, Inc. (United States of America, Software)	1.1	0.0
Bayerische Motoren Werke AG (BMW) (Germany, Automobiles)	1.1	0.8
Edwards Lifesciences Corp. (United States of America, Health Care Equipment & Supplies)	1.1	1.3
	14.6
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	15.6	15.6
Consumer Discretionary	14.7	17.1
Financials	14.2	13.5
Energy	12.6	8.4
Health Care	12.1	10.3
Industrials	9.5	17.0
Consumer Staples	7.2	7.0
Materials	5.0	6.3
Telecommunication Services	3.0	3.0
Utilities	1.0	0.2

Semiannual Report

Fidelity Worldwide Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
Australia - 1.9%
Australia & New Zealand Banking Group Ltd.	244,941	$ 6,507,640
carsales.com Ltd.	165,918	933,296
Commonwealth Bank of Australia	73,520	4,329,814
CSL Ltd.	33,746	1,271,036
JB Hi-Fi Ltd.	54,464	1,129,301
Macquarie Group Ltd.	78,951	3,043,793
Mirabela Nickel Ltd. (a)	252,969	546,440
Newcrest Mining Ltd.	92,133	4,187,438
QBE Insurance Group Ltd.	81,271	1,667,316
Wesfarmers Ltd.	61,452	2,243,825
TOTAL AUSTRALIA		25,859,899
Bailiwick of Guernsey - 0.1%
Ashmore Global Opportunities Ltd.	80,500	648,025
Bailiwick of Jersey - 1.0%
Charter International PLC	74,700	1,024,435
Experian PLC	176,600	2,379,116
Shire PLC	132,800	4,121,246
Shire PLC sponsored ADR	65,000	6,058,650
TOTAL BAILIWICK OF JERSEY		13,583,447
Belgium - 0.1%
Ageas	37,700	114,419
Anheuser-Busch InBev SA NV (d)	26,911	1,717,463
TOTAL BELGIUM		1,831,882
Bermuda - 0.4%
Huabao International Holdings Ltd.	500,000	741,666
Li & Fung Ltd.	258,000	1,318,852
Noble Group Ltd.	1,474,363	2,686,025
TOTAL BERMUDA		4,746,543
Brazil - 0.6%
Arezzo Industria e Comercio SA	51,200	793,725
Diagnosticos da America SA	40,000	535,181
Drogasil SA	185,800	1,334,482
International Meal Comp Holdings SA	74,000	736,096
Souza Cruz Industria Comerico	199,500	2,243,155
TIM Participacoes SA sponsored ADR (non-vtg.)	49,000	2,311,820
TOTAL BRAZIL		7,954,459
British Virgin Islands - 0.3%
Arcos Dorados Holdings, Inc.	126,500	2,786,795
HLS Systems International Ltd. (a)(d)	93,600	1,124,136
TOTAL BRITISH VIRGIN ISLANDS		3,910,931
Canada - 3.2%
Bombardier, Inc. Class B (sub. vtg.)	836,700	6,234,790
Canadian Natural Resources Ltd.	43,200	2,032,377
First Quantum Minerals Ltd.	18,800	2,679,214
Gildan Activewear, Inc.	36,000	1,340,915
Grande Cache Coal Corp. (a)	159,700	1,362,202

	Shares	Value
InterOil Corp. (a)	21,800	$ 1,386,480
Keyera Corp.	200,000	8,295,106
Kodiak Oil & Gas Corp. (a)(d)	475,000	3,334,500
Open Text Corp. (a)	41,800	2,560,753
Pan American Silver Corp.	13,400	483,472
Petrobank Energy & Resources Ltd.	46,800	990,314
Petrominerales Ltd.	28,744	1,100,117
SunOpta, Inc. (a)	50,000	353,000
Trinidad Drilling Ltd.	183,400	2,101,317
Valeant Pharmaceuticals International, Inc. (Canada)	160,000	8,438,854
TOTAL CANADA		42,693,411
Cayman Islands - 0.7%
Bosideng International Holdings Ltd.	2,392,000	757,674
China Automation Group Ltd.	767,000	671,568
Ctrip.com International Ltd. sponsored ADR (a)	27,200	1,325,184
Hengdeli Holdings Ltd.	2,720,000	1,628,575
Herbalife Ltd.	26,000	2,334,280
Mongolian Mining Corp.	1,526,000	1,788,059
Shenguan Holdings Group Ltd.	956,000	1,270,350
TOTAL CAYMAN ISLANDS		9,775,690
China - 0.5%
Baidu.com, Inc. sponsored ADR (a)	21,000	3,118,920
SINA Corp. (a)	18,600	2,506,350
Zhaojin Mining Industry Co. Ltd. (H Shares)	255,500	1,182,703
TOTAL CHINA		6,807,973
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	1,232,268	22,128
Denmark - 1.7%
Carlsberg A/S Series B	34,800	4,133,230
Novo Nordisk A/S Series B	108,116	13,687,309
William Demant Holding A/S (a)	58,200	5,425,943
TOTAL DENMARK		23,246,482
Finland - 0.2%
Nokian Tyres PLC	49,800	2,581,732
France - 5.9%
Alcatel-Lucent SA sponsored ADR (a)(d)	3,711,400	24,272,556
Alstom SA	59,735	3,972,286
Arkema SA	26,330	2,743,650
Atos Origin SA (a)	76,408	4,708,668
AXA SA (d)	180,237	4,044,551
BNP Paribas SA	92,588	7,327,462
Club Mediterranee SA (a)	26,800	624,619
Compagnie Generale de Geophysique SA (a)	75,000	2,642,179
Danone	33,600	2,461,292
Iliad Group SA	27,158	3,491,252
JC Decaux SA (a)	37,500	1,310,307
L'Oreal SA	19,900	2,523,430
Common Stocks - continued
	Shares	Value
France - continued
LVMH Moet Hennessy - Louis Vuitton	26,703	$ 4,795,739
Pernod-Ricard SA	17,814	1,790,561
PPR SA	21,450	3,836,438
Sanofi-Aventis	15,104	1,195,024
Schneider Electric SA	32,065	5,666,115
Unibail-Rodamco	6,389	1,494,742
TOTAL FRANCE		78,900,871
Germany - 3.4%
Bayerische Motoren Werke AG (BMW)	153,904	14,514,379
Fresenius Medical Care AG & Co. KGaA	52,700	4,141,823
GEA Group AG	110,697	4,048,281
HeidelbergCement AG	11,766	899,797
Kabel Deutschland Holding AG (a)	91,800	5,737,430
MAN SE	31,222	4,351,289
Metro AG	23,500	1,724,920
Siemens AG	66,879	9,729,789
TOTAL GERMANY		45,147,708
Hong Kong - 0.7%
AIA Group Ltd.	543,200	1,829,015
I.T Ltd.	798,000	642,198
Techtronic Industries Co. Ltd.	3,575,500	4,880,097
Wharf Holdings Ltd.	264,000	1,930,804
TOTAL HONG KONG		9,282,114
India - 0.3%
Shriram Transport Finance Co. Ltd.	41,265	722,545
State Bank of India	21,822	1,382,939
The Jammu & Kashmir Bank Ltd.	30,114	549,340
Titan Industries Ltd.	8,771	798,636
TOTAL INDIA		3,453,460
Indonesia - 0.3%
PT Sarana Menara Nusantara (a)	913,000	1,119,396
PT Tower Bersama Infrastructure Tbk	3,992,500	1,130,526
PT XL Axiata Tbk	1,646,500	1,307,358
TOTAL INDONESIA		3,557,280
Ireland - 1.1%
Accenture PLC Class A	34,200	1,953,846
Covidien PLC	136,000	7,573,840
Ingersoll-Rand Co. Ltd.	64,300	3,247,150
James Hardie Industries NV CDI (a)	297,856	1,926,935
TOTAL IRELAND		14,701,771
Israel - 0.1%
Israel Chemicals Ltd.	81,400	1,430,681
Italy - 0.8%
Intesa Sanpaolo SpA	201,619	669,547
Intesa Sanpaolo SpA (Risparmio Shares)	749,700	2,149,842

	Shares	Value
Prysmian SpA (d)	104,600	$ 2,468,091
Saipem SpA	102,206	5,802,684
TOTAL ITALY		11,090,164
Japan - 7.4%
ABC-Mart, Inc.	84,500	3,165,651
Asahi Glass Co. Ltd.	136,000	1,726,486
Asics Corp.	157,000	2,270,223
Canon, Inc.	107,550	5,064,180
Cosmos Pharmaceutical Corp.	47,300	2,095,390
Credit Saison Co. Ltd.	76,100	1,275,913
DeNA Co. Ltd.	46,400	1,741,650
Denso Corp.	86,400	2,891,145
Digital Garage, Inc. (a)	268	1,473,219
Don Quijote Co. Ltd.	84,700	3,171,819
Fanuc Ltd.	25,700	4,301,635
Honda Motor Co. Ltd.	36,900	1,418,413
Japan Tobacco, Inc.	749	2,910,478
JSR Corp.	126,300	2,656,777
Kakaku.com, Inc.	336	1,936,070
Keyence Corp.	10,400	2,747,942
Misumi Group, Inc.	70,500	1,777,542
Mitsubishi Corp.	195,100	5,291,956
Mitsubishi Estate Co. Ltd.	122,000	2,134,711
Mitsubishi UFJ Financial Group, Inc.	837,800	4,020,600
Mitsui & Co. Ltd.	120,900	2,151,161
Murata Manufacturing Co. Ltd.	27,700	2,000,368
Nichi-iko Pharmaceutical Co. Ltd.	16,900	436,782
Nitto Denko Corp.	11,800	631,887
Omron Corp.	75,900	2,087,346
ORIX Corp.	66,920	6,573,754
Osaka Securities Exchange Co. Ltd.	101	515,802
Otsuka Holdings Co. Ltd.	53,400	1,441,142
Rakuten, Inc.	3,737	3,469,565
SMC Corp.	8,000	1,461,224
SOFTBANK CORP.	220,500	9,303,252
Sony Financial Holdings, Inc.	76,200	1,416,113
Start Today Co. Ltd.	162,500	2,840,531
Sumitomo Mitsui Financial Group, Inc.	91,400	2,838,705
Tokyo Electron Ltd.	54,300	3,143,259
Toyota Motor Corp.	84,600	3,374,375
Yahoo! Japan Corp.	3,971	1,460,538
TOTAL JAPAN		99,217,604
Korea (South) - 0.8%
Fila Korea Ltd.	4,710	313,853
Hynix Semiconductor, Inc.	126,990	4,017,089
Hyundai Motor Co.	8,720	2,011,679
Orion Corp.	3,286	1,277,803
Samsung Electronics Co. Ltd.	1,927	1,610,492
Shinhan Financial Group Co. Ltd.	22,350	1,098,151
TOTAL KOREA (SOUTH)		10,329,067
Common Stocks - continued
	Shares	Value
Luxembourg - 0.1%
Millicom International Cellular SA	15,000	$ 1,625,100
Mexico - 0.2%
Wal-Mart de Mexico SA de CV Series V	1,042,400	3,265,565
Netherlands - 2.1%
AEGON NV (a)	292,700	2,326,584
Gemalto NV	57,281	2,936,048
ING Groep NV (Certificaten Van Aandelen) (a)	539,800	7,111,693
Koninklijke KPN NV	168,340	2,671,734
Koninklijke Philips Electronics NV	77,781	2,303,798
LyondellBasell Industries NV Class A	244,000	10,858,000
TOTAL NETHERLANDS		28,207,857
Norway - 0.6%
Aker Solutions ASA	130,200	3,141,864
DnB NOR ASA	270,800	4,402,916
TOTAL NORWAY		7,544,780
Philippines - 0.1%
Alliance Global Group, Inc.	6,500,000	1,800,958
Poland - 0.2%
Eurocash SA	232,100	2,841,630
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	279,659	1,124,304
Singapore - 0.3%
Avago Technologies Ltd.	42,000	1,405,320
Keppel Corp. Ltd.	257,400	2,502,398
TOTAL SINGAPORE		3,907,718
South Africa - 0.4%
AngloGold Ashanti Ltd. sponsored ADR	44,700	2,278,806
Clicks Group Ltd.	176,914	1,182,344
Sanlam Ltd.	311,800	1,336,676
TOTAL SOUTH AFRICA		4,797,826
Spain - 1.2%
Antena 3 Television SA	118,200	1,095,987
Banco Bilbao Vizcaya Argentaria SA	189,135	2,422,811
Banco Santander SA	383,649	4,899,546
Gestevision Telecinco SA	128,320	1,442,043
Prosegur Compania de Seguridad SA (Reg.)	25,800	1,576,367
Telefonica SA	147,643	3,966,587
TOTAL SPAIN		15,403,341
Sweden - 0.9%
Elekta AB (B Shares)	105,700	4,816,709
Medivir AB (B Shares) (a)	34,000	789,030
Swedbank AB (A Shares)	195,000	3,697,692
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	133,000	2,021,600
TOTAL SWEDEN		11,325,031

	Shares	Value
Switzerland - 2.4%
Compagnie Financiere Richemont SA Series A	16,640	$ 1,075,162
Foster Wheeler AG (a)	25,400	903,478
Kuehne & Nagel International AG	10,620	1,696,450
Nestle SA	84,667	5,255,294
Partners Group Holding	12,748	2,706,823
Schindler Holding AG (participation certificate)	31,036	4,014,250
The Swatch Group AG (Bearer)	5,440	2,675,513
Transocean Ltd. (United States) (a)	47,100	3,426,525
UBS AG (a)	209,530	4,192,506
Zurich Financial Services AG	19,138	5,375,408
TOTAL SWITZERLAND		31,321,409
Taiwan - 0.5%
HTC Corp.	126,150	5,717,100
WPG Holding Co. Ltd.	255,000	470,263
TOTAL TAIWAN		6,187,363
Turkey - 0.1%
Boyner Buyuk Magazacilik AS (a)	514,000	1,426,088
United Kingdom - 9.9%
Aberdeen Asset Management PLC	474,742	1,815,991
Anglo American PLC (United Kingdom)	68,818	3,587,127
ARM Holdings PLC sponsored ADR	24,000	755,040
Ashmore Group PLC	123,500	769,684
Autonomy Corp. PLC (a)	74,900	2,014,319
Aviva PLC	363,200	2,718,267
Barclays PLC	1,108,831	5,271,557
BG Group PLC	234,490	6,006,598
BHP Billiton PLC	261,599	11,060,749
BP PLC	429,900	3,304,861
British American Tobacco PLC (United Kingdom)	77,700	3,395,367
British Land Co. PLC	332,855	3,338,786
Burberry Group PLC	132,500	2,866,198
Carphone Warehouse Group PLC (a)	852,279	5,662,555
Cookson Group PLC	53,870	643,839
GlaxoSmithKline PLC	343,200	7,497,442
HSBC Holdings PLC (United Kingdom)	668,309	7,290,069
Imperial Tobacco Group PLC	85,378	3,004,907
InterContinental Hotel Group PLC	130,378	2,862,252
International Personal Finance PLC	517,515	3,176,880
International Power PLC	213,071	1,176,651
Jazztel PLC (a)	175,600	1,074,208
Jupiter Fund Management PLC	122,700	627,377
Legal & General Group PLC	1,800,381	3,693,034
Lloyds Banking Group PLC (a)	2,775,954	2,756,211
Micro Focus International PLC	116,800	724,807
Ocado Group PLC (a)(d)	898,900	3,399,447
Reckitt Benckiser Group PLC	19,141	1,062,787
Rio Tinto PLC	49,140	3,585,623
Royal Dutch Shell PLC Class B	444,302	17,285,960
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Schroders PLC	35,000	$ 1,109,647
SuperGroup PLC (a)	65,400	1,732,612
Ultra Electronics Holdings PLC	32,400	935,210
Vodafone Group PLC	2,115,200	6,114,810
Vodafone Group PLC sponsored ADR	47,212	1,374,813
Wolseley PLC	106,760	3,866,236
Xstrata PLC	174,500	4,434,941
TOTAL UNITED KINGDOM		131,996,862
United States of America - 43.1%
AboveNet, Inc.	70,800	4,725,900
Acorda Therapeutics, Inc. (a)	50,000	1,402,000
Affiliated Managers Group, Inc. (a)	59,000	6,435,720
Agilent Technologies, Inc. (a)	149,000	7,436,590
Air Lease Corp. Class A	32,600	899,760
Altera Corp.	41,000	1,996,700
Amazon.com, Inc. (a)	34,800	6,838,200
Apple, Inc. (a)	51,600	17,968,668
Ardea Biosciences, Inc. (a)	38,400	1,088,640
Ariba, Inc. (a)	227,500	7,910,175
Armstrong World Industries, Inc.	122,800	5,495,300
Aruba Networks, Inc. (a)	96,300	3,460,059
Baker Hughes, Inc.	143,000	11,069,630
Baxter International, Inc.	77,000	4,381,300
BGC Partners, Inc. Class A	98,000	945,700
Biogen Idec, Inc. (a)	7,000	681,450
Brigham Exploration Co. (a)	124,000	4,157,720
Cal Dive International, Inc. (a)	242,000	1,902,120
Calix Networks, Inc. (a)	32,000	699,520
Carlisle Companies, Inc.	219,632	10,880,569
Ceva, Inc. (a)	74,300	2,272,094
Chevron Corp.	114,000	12,476,160
Ciena Corp. (a)	124,000	3,501,760
Cognizant Technology Solutions Corp. Class A (a)	23,000	1,906,700
Concho Resources, Inc. (a)	25,000	2,671,250
Convio, Inc. (a)	41,570	508,817
CSX Corp.	116,000	9,128,040
Cummins, Inc.	8,000	961,440
Deckers Outdoor Corp. (a)	20,000	1,697,200
DexCom, Inc. (a)	7,000	116,550
Double Eagle Petroleum Co. (a)(d)	199,798	2,033,944
DSW, Inc. Class A (a)	93,288	4,429,314
Dynavax Technologies Corp. (a)	125,000	347,500
eBay, Inc. (a)	272,000	9,356,800
Edwards Lifesciences Corp. (a)	168,000	14,506,800
Elizabeth Arden, Inc. (a)	107,000	3,216,420
EMC Corp. (a)	175,000	4,959,500
Equity Residential (SBI)	164,000	9,794,080
Estee Lauder Companies, Inc. Class A	272,000	26,383,990
Exxon Mobil Corp.	275,000	24,200,000
Fossil, Inc. (a)	105,900	10,143,102
Fresh Market, Inc.	1,000	41,820

	Shares	Value
G-III Apparel Group Ltd. (a)	189,600	$ 8,505,456
Green Mountain Coffee Roasters, Inc. (a)	188,000	12,588,480
GT Solar International, Inc. (a)	100,000	1,117,000
Halliburton Co.	108,100	5,456,888
HeartWare International, Inc. (a)	25,800	1,924,938
Holly Corp.	89,000	5,153,100
Illumina, Inc. (a)	83,800	5,948,124
ImmunoGen, Inc. (a)	45,523	608,187
Informatica Corp. (a)	199,000	11,145,990
Intuit, Inc. (a)	267,000	14,834,520
iRobot Corp. (a)	194,000	6,871,480
Kenexa Corp. (a)	46,600	1,370,972
Key Energy Services, Inc. (a)	272,000	4,950,400
KKR Financial Holdings LLC	346,000	3,494,600
Leucadia National Corp.	90,600	3,502,596
Limited Brands, Inc.	50,000	2,058,000
Lincoln National Corp.	814,000	25,421,220
Magma Design Automation, Inc. (a)	113,000	718,680
Mako Surgical Corp. (a)(d)	290,205	7,971,931
Marathon Oil Corp.	234,500	12,672,380
MasterCard, Inc. Class A	24,000	6,621,360
McKesson Corp.	138,000	11,455,380
Micromet, Inc. (a)	100,000	676,000
Neurocrine Biosciences, Inc. (a)	27,895	214,513
Northern Oil & Gas, Inc. (a)	55,000	1,306,800
Occidental Petroleum Corp.	20,000	2,285,800
Oil States International, Inc. (a)	31,000	2,573,310
ONEOK, Inc.	22,845	1,597,779
OpenTable, Inc. (a)	12,000	1,335,480
Pall Corp.	22,000	1,285,680
Perrigo Co.	182,000	16,445,520
Pioneer Natural Resources Co.	66,000	6,747,180
Polycom, Inc. (a)	57,000	3,410,310
Polypore International, Inc. (a)	109,700	6,776,169
PPL Corp.	238,000	6,528,340
Prestige Brands Holdings, Inc. (a)	229,000	2,644,950
QUALCOMM, Inc.	177,000	10,060,680
Rackspace Hosting, Inc. (a)	25,000	1,154,750
Reliance Steel & Aluminum Co.	27,200	1,539,792
Retail Ventures, Inc. (a)	125,000	2,566,250
RightNow Technologies, Inc. (a)	16,000	578,880
Riverbed Technology, Inc. (a)	28,000	983,920
salesforce.com, Inc. (a)	19,000	2,633,400
SandRidge Energy, Inc. (a)	175,000	2,163,000
Shaw Group, Inc. (a)	31,100	1,209,790
Sirius XM Radio, Inc. (a)	3,520,000	7,004,800
Southern Co.	52,000	2,030,080
Spectrum Brands Holdings, Inc. (a)	50,000	1,625,000
SPS Commerce, Inc. (a)	26,802	439,821
St. Jude Medical, Inc.	144,000	7,695,360
Starbucks Corp.	210,000	7,599,900
SuccessFactors, Inc. (a)	61,271	2,124,266
Superior Energy Services, Inc. (a)	112,000	4,303,040
SVB Financial Group (a)	204,564	12,363,848
Common Stocks - continued
	Shares	Value
United States of America - continued
Targa Resources Corp.	15,500	$ 542,810
Targacept, Inc. (a)	53,000	1,281,540
Tesoro Logistics LP	30,300	718,413
Textron, Inc.	39,600	1,033,560
Theravance, Inc. (a)	149,000	4,134,750
TIBCO Software, Inc. (a)	64,000	1,919,360
TJX Companies, Inc.	212,000	11,367,440
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	55,000	2,925,450
Universal Display Corp. (a)	38,000	2,087,720
Vera Bradley, Inc.	33,900	1,648,896
Vertex Pharmaceuticals, Inc. (a)	120,000	6,602,400
Virgin Media, Inc.	101,100	3,059,286
W.R. Grace & Co. (a)	90,000	4,082,400
Walter Energy, Inc.	15,900	2,197,698
WebMD Health Corp. (a)	78,660	4,552,054
Weight Watchers International, Inc.	45,000	3,498,750
ZIOPHARM Oncology, Inc. (a)	270,000	2,041,200
TOTAL UNITED STATES OF AMERICA		575,018,819
TOTAL COMMON STOCKS (Cost $1,042,289,449)		1,248,567,973
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
PPL Corp. 8.75% (a)	32,000	1,708,000
Nonconvertible Preferred Stocks - 1.0%
Germany - 0.7%
ProSiebenSat.1 Media AG	52,600	1,506,412
Volkswagen AG	43,000	8,470,983
TOTAL GERMANY		9,977,395
Italy - 0.3%
Fiat Industrial SpA (a)	386,100	3,631,510
TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,608,905
TOTAL PREFERRED STOCKS (Cost $11,886,613)		15,316,905
Convertible Bonds - 0.1%
	Principal Amount	Value
United States of America - 0.1%
Greenbrier Companies, Inc. 3.5% 4/1/18 (e) (Cost $940,000)	$ 940,000	$ 967,025
Money Market Funds - 7.4%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	66,317,064	66,317,064
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	33,069,585	33,069,585
TOTAL MONEY MARKET FUNDS (Cost $99,386,649)		99,386,649
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,154,502,711)	1,364,238,552
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(31,231,475)
NET ASSETS - 100%	$ 1,333,007,077
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $967,025 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,355
Fidelity Securities Lending Cash Central Fund	78,363
Total	$ 112,718
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 576,726,819	$ 575,018,819	$ 1,708,000	$ -
United Kingdom	131,996,862	58,853,694	73,143,168	-
Japan	99,217,604	-	99,217,604	-
France	78,900,871	75,063,668	3,837,203	-
Germany	55,125,103	55,125,103	-	-
Canada	42,693,411	42,693,411	-	-
Switzerland	31,321,409	27,128,903	4,192,506	-
Netherlands	28,207,857	16,465,782	11,742,075	-
Australia	25,859,899	25,859,899	-	-
Other	193,835,043	167,919,627	25,915,416	-
Corporate Bonds	967,025	-	967,025	-
Money Market Funds	99,386,649	99,386,649	-	-
Total Investments in Securities:	$ 1,364,238,552	$ 1,143,515,555	$ 220,722,997	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 34,550
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(34,550)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $165,341,843 of which $21,859,750 and $143,482,093 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,897,456) - See accompanying schedule: Unaffiliated issuers (cost $1,055,116,062)	$ 1,264,851,903
Fidelity Central Funds (cost $99,386,649)	99,386,649
Total Investments (cost $1,154,502,711)		$ 1,364,238,552
Receivable for investments sold		46,440,643
Receivable for fund shares sold		2,048,058
Dividends receivable		3,116,811
Interest receivable		2,285
Distributions receivable from Fidelity Central Funds		26,068
Prepaid expenses		1,036
Other receivables		411,036
Total assets		1,416,284,489

Liabilities
Payable to custodian bank	$ 249,320
Payable for investments purchased	47,660,095
Payable for fund shares redeemed	998,507
Accrued management fee	834,069
Distribution and service plan fees payable	6,215
Other affiliated payables	282,532
Other payables and accrued expenses	177,089
Collateral on securities loaned, at value	33,069,585
Total liabilities		83,277,412

Net Assets		$ 1,333,007,077
Net Assets consist of:
Paid in capital		$ 1,164,402,350
Undistributed net investment income		2,304,991
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(43,532,394)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		209,832,130
Net Assets		$ 1,333,007,077

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,252,924 ÷ 599,190 shares)	$ 20.45

Maximum offering price per share (100/94.25 of $20.45)	$ 21.70
Class T: Net Asset Value and redemption price per share ($6,421,866 ÷ 314,446 shares)	$ 20.42

Maximum offering price per share (100/96.50 of $20.42)	$ 21.16
Class B: Net Asset Value and offering price per share ($365,751 ÷ 17,939 shares)A	$ 20.39

Class C: Net Asset Value and offering price per share ($1,239,237 ÷ 60,885 shares)A	$ 20.35

Worldwide: Net Asset Value, offering price and redemption price per share ($1,311,456,575 ÷ 63,775,849 shares)	$ 20.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,270,724 ÷ 61,912 shares)	$ 20.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 11,055,521
Interest		16,030
Income from Fidelity Central Funds		112,718
Income before foreign taxes withheld		11,184,269
Less foreign taxes withheld		(522,648)
Total income		10,661,621

Expenses
Management fee Basic fee	$ 4,269,472
Performance adjustment	462,147
Transfer agent fees	1,393,120
Distribution and service plan fees	24,047
Accounting and security lending fees	277,414
Custodian fees and expenses	202,127
Independent trustees' compensation	3,056
Registration fees	85,515
Audit	39,213
Legal	2,241
Miscellaneous	5,544
Total expenses before reductions	6,763,896
Expense reductions	(171,247)	6,592,649
Net investment income (loss)		4,068,972
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	136,868,032
Foreign currency transactions	(235,416)
Total net realized gain (loss)		136,632,616
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $556,502)	58,109,929
Assets and liabilities in foreign currencies	59,226
Total change in net unrealized appreciation (depreciation)		58,169,155
Net gain (loss)		194,801,771
Net increase (decrease) in net assets resulting from operations		$ 198,870,743

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,068,972	$ 5,168,785
Net realized gain (loss)	136,632,616	100,330,002
Change in net unrealized appreciation (depreciation)	58,169,155	66,991,246
Net increase (decrease) in net assets resulting from operations	198,870,743	172,490,033
Distributions to shareholders from net investment income	(6,244,141)	(6,419,967)
Distributions to shareholders from net realized gain	(2,870,519)	(993,213)
Total distributions	(9,114,660)	(7,413,180)
Share transactions - net increase (decrease)	45,310,579	(61,476,980)
Redemption fees	12,294	31,293
Total increase (decrease) in net assets	235,078,956	103,631,166

Net Assets
Beginning of period	1,097,928,121	994,296,955
End of period (including undistributed net investment income of $2,304,991 and undistributed net investment income of $4,480,160, respectively)	$ 1,333,007,077	$ 1,097,928,121

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.50	$ 14.96	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.03	.03	(.01)
Net realized and unrealized gain (loss)	3.05	2.63	4.09
Total from investment operations	3.08	2.66	4.08
Distributions from net investment income	(.08)	(.10)	-
Distributions from net realized gain	(.05)	(.02)	-
Total distributions	(.13)	(.12)	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 20.45	$ 17.50	$ 14.96
Total Return B, C, D	17.67%	17.85%	37.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A	1.43%	1.52% A
Expenses net of fee waivers, if any	1.43% A	1.43%	1.52% A
Expenses net of all reductions	1.41% A	1.41%	1.49% A
Net investment income (loss)	.35% A	.21%	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,253	$ 7,530	$ 993
Portfolio turnover rate G	198% A	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.46	$ 14.94	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	(.01)
Net realized and unrealized gain (loss)	3.03	2.62	4.07
Total from investment operations	3.05	2.61	4.06
Distributions from net investment income	(.04)	(.08)	-
Distributions from net realized gain	(.05)	(.02)	-
Total distributions	(.09)	(.09) K	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 20.42	$ 17.46	$ 14.94
Total Return B, C, D	17.52%	17.53%	37.32%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.70%	1.73% A
Expenses net of fee waivers, if any	1.62% A	1.70%	1.73% A
Expenses net of all reductions	1.60% A	1.68%	1.70% A
Net investment income (loss)	.17% A	(.05)%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,422	$ 1,120	$ 458
Portfolio turnover rate G	198% A	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.09 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.39	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.03)
Net realized and unrealized gain (loss)	3.04	2.61	4.04
Total from investment operations	3.00	2.52	4.01
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	-	(.02)	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 20.39	$ 17.39	$ 14.89
Total Return B, C, D	17.25%	16.92%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.19% A	2.19%	2.20% A
Expenses net of fee waivers, if any	2.18% A	2.19%	2.20% A
Expenses net of all reductions	2.16% A	2.17%	2.17% A
Net investment income (loss)	(.40)% A	(.55)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 366	$ 305	$ 224
Portfolio turnover rate G	198% A	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.36	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.04)
Net realized and unrealized gain (loss)	3.03	2.61	4.05
Total from investment operations	2.99	2.52	4.01
Distributions from net investment income	-	(.03)	-
Distributions from net realized gain	-	(.02)	-
Total distributions	-	(.05)	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 20.35	$ 17.36	$ 14.89
Total Return B, C, D	17.22%	16.94%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.19% A	2.19%	2.18% A
Expenses net of fee waivers, if any	2.18% A	2.19%	2.18% A
Expenses net of all reductions	2.16% A	2.16%	2.15% A
Net investment income (loss)	(.39)% A	(.54)%	(.39)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,239	$ 710	$ 335
Portfolio turnover rate G	198% A	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Worldwide

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.58	$ 14.98	$ 13.40	$ 25.18	$ 21.82	$ 19.05
Income from Investment Operations
Net investment income (loss) D	.06	.08	.12	.16	.14	.17
Net realized and unrealized gain (loss)	3.07	2.63	1.63	(9.44)	6.05	3.74
Total from investment operations	3.13	2.71	1.75	(9.28)	6.19	3.91
Distributions from net investment income	(.10)	(.10)	(.17)	(.12)	(.17)	(.10)
Distributions from net realized gain	(.05)	(.02)	-	(2.38)	(2.66)	(1.04)
Total distributions	(.15)	(.11) I	(.17)	(2.50)	(2.83)	(1.14)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 20.56	$ 17.58	$ 14.98	$ 13.40	$ 25.18	$ 21.82
Total Return B, C	17.88%	18.18%	13.39%	(40.66)%	31.87%	21.31%
Ratios to Average Net Assets E, G
Expenses before reductions	1.12% A	1.15%	1.27%	1.21%	1.04%	1.08%
Expenses net of fee waivers, if any	1.11% A	1.15%	1.27%	1.21%	1.04%	1.08%
Expenses net of all reductions	1.09% A	1.12%	1.24%	1.19%	1.02%	1.02%
Net investment income (loss)	.68% A	.50%	.92%	.84%	.66%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,311,457	$ 1,087,928	$ 991,996	$ 934,885	$ 1,773,603	$ 1,328,219
Portfolio turnover rate F	198% A	166%	224%	264%	128%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.11 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.57	$ 15.00	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.06	.07	.06
Net realized and unrealized gain (loss)	3.05	2.63	4.06
Total from investment operations	3.11	2.70	4.12
Distributions from net investment income	(.11)	(.11)	-
Distributions from net realized gain	(.05)	(.02)	-
Total distributions	(.16)	(.13)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 20.52	$ 17.57	$ 15.00
Total Return B, C	17.81%	18.08%	37.87%
Ratios to Average Net Assets E, H
Expenses before reductions	1.19% A	1.21%	1.17% A
Expenses net of fee waivers, if any	1.18% A	1.21%	1.17% A
Expenses net of all reductions	1.16% A	1.19%	1.15% A
Net investment income (loss)	.61% A	.44%	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,271	$ 335	$ 290
Portfolio turnover rate F	198% A	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Worldwide and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional shares purchased by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 227,901,936
Gross unrealized depreciation	(24,113,259)
Net unrealized appreciation (depreciation) on securities and other investments	$ 203,788,677

Tax cost	$ 1,160,449,875

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,151,757,628 and $1,160,481,619, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,835	$ 3,908
Class T	.25%	.25%	6,006	-
Class B	.75%	.25%	1,656	1,284
Class C	.75%	.25%	4,550	2,169
			$ 24,047	$ 7,361

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,253
Class T	752
Class B*	64
Class C*	76
$ 7,145

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 14,364.30
Class T	2,844.24
Class B	509.31
Class C	1,371.30
Worldwide	1,372,705.23
Institutional Class	1,327.30
	$ 1,393,120

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $47,807 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,055 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $78,363. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $51,129.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $120,118 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 36,687	$ 9,814
Class T	3,024	2,409
Class B	-	75
Class C	-	827
Worldwide	6,199,611	6,404,601
Institutional Class	4,819	2,241
Total	$ 6,244,141	$ 6,419,967
From net realized gain
Class A	$ 20,664	$ 1,404
Class T	3,280	480
Class B	-	191
Class C	-	373
Worldwide	2,844,643	990,471
Institutional Class	1,932	294
Total	$ 2,870,519	$ 993,213

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	212,821	404,777	$ 4,052,992	$ 6,463,954
Reinvestment of distributions	2,409	589	44,007	9,399
Shares redeemed	(46,427)	(41,328)	(875,556)	(668,935)
Net increase (decrease)	168,803	364,038	$ 3,221,443	$ 5,804,418
Class T
Shares sold	272,568	57,729	$ 5,191,991	$ 930,150
Reinvestment of distributions	344	156	6,293	2,498
Shares redeemed	(22,633)	(24,377)	(447,479)	(385,540)
Net increase (decrease)	250,279	33,508	$ 4,750,805	$ 547,108
Class B
Shares sold	3,539	11,168	$ 67,005	$ 177,092
Reinvestment of distributions	-	16	-	260
Shares redeemed	(3,154)	(8,709)	(57,443)	(138,098)
Net increase (decrease)	385	2,475	$ 9,562	$ 39,254
Class C
Shares sold	23,189	34,028	$ 443,430	$ 543,674
Reinvestment of distributions	-	68	-	1,087
Shares redeemed	(3,183)	(15,747)	(59,897)	(246,126)
Net increase (decrease)	20,006	18,349	$ 383,533	$ 298,635

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Worldwide
Shares sold	7,228,599	8,421,228	$ 137,625,505	$ 135,177,567
Reinvestment of distributions	480,262	449,494	8,805,760	7,194,622
Shares redeemed	(5,805,674)	(13,209,138)	(110,281,570)	(210,537,866)
Net increase (decrease)	1,903,187	(4,338,416)	$ 36,149,695	$ (68,165,677)
Institutional Class
Shares sold	47,624	9,920	$ 884,296	$ 162,697
Reinvestment of distributions	360	158	6,581	2,535
Shares redeemed	(5,122)	(10,397)	(95,336)	(165,950)
Net increase (decrease)	42,862	(319)	$ 795,541	$ (718)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

AWLDI-USAN-0611
1.883439.102

Fidelity's
Targeted International Equity
Funds®

Fidelity® Canada Fund
Fidelity China Region Fund
Fidelity Emerging Asia Fund (formerly Fidelity Southeast Asia Fund)
Fidelity Emerging Markets Fund
Fidelity Europe Capital Appreciation Fund
Fidelity Europe Fund
Fidelity Japan Fund
Fidelity Japan Smaller Companies Fund
Fidelity Latin America Fund
Fidelity Nordic Fund
Fidelity Pacific Basin Fund

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Fidelity® Canada Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity® China Region Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Emerging Asia Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Emerging Markets Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Europe Capital Appreciation Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Europe Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Japan Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Japan Smaller Companies Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Latin America Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Nordic Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity Pacific Basin Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Fidelity Canada Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.13%
Actual		$ 1,000.00	$ 1,186.20	$ 6.13
HypotheticalA		$ 1,000.00	$ 1,019.19	$ 5.66
Class T	1.43%
Actual		$ 1,000.00	$ 1,184.40	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.15
Class B	1.93%
Actual		$ 1,000.00	$ 1,181.60	$ 10.44
HypotheticalA		$ 1,000.00	$ 1,015.22	$ 9.64
Class C	1.88%
Actual		$ 1,000.00	$ 1,181.90	$ 10.17
HypotheticalA		$ 1,000.00	$ 1,015.47	$ 9.39
Canada	.83%
Actual		$ 1,000.00	$ 1,188.00	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,188.00	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Canada Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Canada	93.5%
United States of America	6.2%
United Kingdom	0.2%
France	0.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Canada	98.4%
United States of America	1.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.2	99.1
Short-Term Investments and Net Other Assets	1.8	0.9
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Goldcorp, Inc. (Metals & Mining)	5.8	3.6
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	5.0	3.2
Royal Bank of Canada (Commercial Banks)	4.9	5.1
The Toronto-Dominion Bank (Commercial Banks)	4.1	4.5
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	4.0	0.0
Talisman Energy, Inc. (Oil, Gas & Consumable Fuels)	3.9	3.6
Valeant Pharmaceuticals International, Inc. (Canada) (Pharmaceuticals)	3.9	3.7
Bank of Nova Scotia (Commercial Banks)	3.3	3.9
Potash Corp. of Saskatchewan, Inc. (Chemicals)	3.3	3.2
Canadian Imperial Bank of Commerce (Commercial Banks)	2.6	2.4
	40.8
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	27.3	15.6
Materials	22.9	24.0
Financials	22.8	20.2
Industrials	7.4	9.3
Health Care	6.5	7.2
Consumer Discretionary	4.2	11.0
Information Technology	3.5	5.8
Telecommunication Services	2.7	4.5
Consumer Staples	0.9	1.5

Semiannual Report

Fidelity Canada Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 4.2%
Auto Components - 0.9%
Magna International, Inc. Class A (sub. vtg.) (d)	990,400	$ 50,896,573
Hotels, Restaurants & Leisure - 1.2%
Starbucks Corp.	450,000	16,285,500
Tim Hortons, Inc. (Canada)	1,060,300	51,586,100
		67,871,600
Media - 0.9%
Astral Media, Inc. Class A (non-vtg.)	400,000	15,562,837
Corus Entertainment, Inc. Class B (non-vtg.)	600,000	12,613,889
IMAX Corp. (a)	150,000	5,262,000
Quebecor, Inc. Class B (sub. vtg.)	550,000	19,538,632
		52,977,358
Multiline Retail - 0.6%
Dollarama, Inc. (a)	1,128,775	35,374,885
Textiles, Apparel & Luxury Goods - 0.6%
Gildan Activewear, Inc.	816,400	30,408,980
TOTAL CONSUMER DISCRETIONARY		237,529,396
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	790,200	20,755,174
Metro, Inc. Class A (sub. vtg.)	450,000	22,021,985
Shoppers Drug Mart Corp.	250,000	10,886,798
		53,663,957
ENERGY - 27.3%
Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	650,000	50,316,500
Calfrac Well Services Ltd.	350,000	12,381,884
Halliburton Co.	880,000	44,422,400
Oceaneering International, Inc. (a)	220,000	19,232,400
Precision Drilling Corp. (a)	2,000,000	30,292,781
Rowan Companies, Inc. (a)	500,000	20,850,000
Savanna Energy Services Corp. (a)	300,000	3,269,210
Trican Well Service Ltd.	1,400,000	34,507,980
Trinidad Drilling Ltd.	2,261,900	25,915,861
		241,189,016
Oil, Gas & Consumable Fuels - 23.0%
Baytex Energy Corp.	1,262,000	77,939,605
Canadian Natural Resources Ltd.	4,770,600	224,436,535
Canadian Oil Sands Ltd.	1,600,000	55,199,239
Cenovus Energy, Inc.	2,600,000	99,976,747
Crescent Point Energy Corp. (d)	783,400	35,572,206
Enbridge, Inc.	1,968,900	127,985,784
Gran Tierra Energy, Inc. (a)	1,100,000	8,185,181
Imperial Oil Ltd.	1,050,000	55,490,963
Keyera Corp.	958,402	39,750,232

	Shares	Value
Marathon Oil Corp.	200,000	$ 10,808,000
MEG Energy Corp.	300,000	15,841,877
Niko Resources Ltd.	49,400	4,174,538
Petrominerales Ltd.	592,130	22,662,538
Suncor Energy, Inc.	6,207,600	286,136,176
Talisman Energy, Inc.	9,200,000	222,196,385
Vermilion Energy, Inc.	300,000	16,108,234
		1,302,464,240
TOTAL ENERGY		1,543,653,256
FINANCIALS - 22.8%
Capital Markets - 0.4%
TD Ameritrade Holding Corp.	1,050,000	22,617,000
Commercial Banks - 18.8%
Bank of Montreal (d)	1,500,000	98,520,241
Bank of Nova Scotia	3,100,000	189,027,587
Canadian Imperial Bank of Commerce	1,694,600	146,712,489
Canadian Western Bank, Edmonton	800,000	25,629,426
National Bank of Canada	1,100,000	91,083,395
Royal Bank of Canada (d)	4,390,000	276,550,048
The Toronto-Dominion Bank (d)	2,698,800	233,681,108
		1,061,204,294
Insurance - 2.5%
Industrial Alliance Life Insurance Co.	550,000	23,637,036
Intact Financial Corp. (d)	541,100	27,452,489
Manulife Financial Corp.	2,400,000	43,099,038
Sun Life Financial, Inc.	1,500,000	49,101,575
		143,290,138
Real Estate Management & Development - 1.1%
Brookfield Asset Management, Inc. Class A	1,550,000	52,196,385
Brookfield Properties Corp.	600,000	11,871,895
		64,068,280
TOTAL FINANCIALS		1,291,179,712
HEALTH CARE - 6.5%
Health Care Providers & Services - 0.2%
Accretive Health, Inc.	350,148	9,888,180
Health Care Technology - 2.4%
SXC Health Solutions Corp. (a)	2,503,234	138,351,238
Pharmaceuticals - 3.9%
Valeant Pharmaceuticals International, Inc. (Canada)	4,198,251	221,427,677
TOTAL HEALTH CARE		369,667,095
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.7%
Bombardier, Inc. Class B (sub. vtg.)	12,900,000	$ 96,126,202
Airlines - 0.2%
Air Canada Class A (a)	4,475,000	10,926,171
Commercial Services & Supplies - 0.7%
IESI-BFC Ltd.	1,534,000	38,929,648
Construction & Engineering - 0.8%
SNC-Lavalin Group, Inc.	800,000	48,400,803
Road & Rail - 2.9%
Canadian National Railway Co.	1,850,000	143,506,500
Contrans Group, Inc. Class A	518,700	4,934,256
CSX Corp.	210,000	16,524,900
		164,965,656
Trading Companies & Distributors - 1.1%
Finning International, Inc.	2,050,000	60,128,422
TOTAL INDUSTRIALS		419,476,902
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.1%
Alcatel-Lucent SA sponsored ADR (a)	500,000	3,270,000
Computers & Peripherals - 0.5%
Apple, Inc. (a)	81,000	28,206,630
Electronic Equipment & Components - 0.2%
Celestica, Inc. (sub. vtg.) (a)	800,000	8,853,187
Internet Software & Services - 0.8%
Open Text Corp. (a)	782,440	47,933,857
IT Services - 1.4%
CGI Group, Inc. Class A (sub. vtg.) (a)	3,590,000	78,546,665
Software - 0.5%
MacDonald Dettwiler & Associates Ltd.	500,000	30,128,950
TOTAL INFORMATION TECHNOLOGY		196,939,289
MATERIALS - 22.9%
Chemicals - 4.8%
Agrium, Inc.	750,000	67,984,357
Methanex Corp.	500,000	16,166,367
Potash Corp. of Saskatchewan, Inc.	3,280,000	185,303,879
		269,454,603
Metals & Mining - 17.5%
Agnico-Eagle Mines Ltd. (Canada)	380,000	26,476,694
Barrick Gold Corp.	2,450,000	125,128,422
Copper Mountain Mining Corp. (a)	178,100	1,364,787
Detour Gold Corp. (a)	1,280,000	43,266,462
Eldorado Gold Corp.	2,370,000	44,113,413
First Quantum Minerals Ltd.	380,000	54,154,318
Goldcorp, Inc.	5,900,000	329,828,771

	Shares	Value
Grande Cache Coal Corp. (a)	2,822,800	$ 24,077,789
IAMGOLD Corp.	1,700,000	35,344,044
Ivanhoe Mines Ltd. (a)	1,035,000	27,141,264
Labrador Iron Ore Royalty Corp.	150,000	11,795,793
Lundin Mining Corp. (a)	900,000	8,808,794
Major Drilling Group International, Inc.	1,400,000	23,321,002
New Gold, Inc. (a)	400,000	4,494,240
Osisko Mining Corp. (a)	1,665,700	24,384,256
Silver Standard Resources, Inc. (a)	350,000	12,159,002
Silver Wheaton Corp.	2,475,900	100,752,722
Teck Resources Ltd. Class B (sub. vtg.)	1,720,000	93,499,207
		990,110,980
Paper & Forest Products - 0.6%
Canfor Corp. (a)	250,000	3,292,464
Sino-Forest Corp. (a)	900,000	22,364,444
West Fraser Timber Co. Ltd.	200,000	11,373,005
		37,029,913
TOTAL MATERIALS		1,296,595,496
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.5%
BCE, Inc.	2,300,000	86,204,418
TELUS Corp.	1,100,000	57,970,616
		144,175,034
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC sponsored ADR	300,000	8,736,000
TOTAL TELECOMMUNICATION SERVICES		152,911,034
TOTAL COMMON STOCKS (Cost $4,143,054,515)		5,561,616,137
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 0.13% (b)	139,020,108	139,020,108
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	217,399,241	217,399,241
TOTAL MONEY MARKET FUNDS (Cost $356,419,349)		356,419,349
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $4,499,473,864)		5,918,035,486
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(256,536,143)
NET ASSETS - 100%		$ 5,661,499,343
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,486
Fidelity Securities Lending Cash Central Fund	2,159,970
Total	$ 2,210,456
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SXC Health Solutions Corp.	$ 148,489,830	$ 21,458,421	$ 73,546,478	$ -	$ -
Total	$ 148,489,830	$ 21,458,421	$ 73,546,478	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $243,313,729 of which $92,395,948 and $150,917,781 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $208,806,549) - See accompanying schedule: Unaffiliated issuers (cost $4,143,054,515)	$ 5,561,616,137
Fidelity Central Funds (cost $356,419,349)	356,419,349
Total Investments (cost $4,499,473,864)		$ 5,918,035,486
Foreign currency held at value (cost $864,562)		864,222
Receivable for investments sold		62,193,320
Receivable for fund shares sold		12,385,677
Dividends receivable		7,869,515
Distributions receivable from Fidelity Central Funds		616,812
Prepaid expenses		4,020
Other receivables		36,858
Total assets		6,002,005,910

Liabilities
Payable for investments purchased	$ 109,102,455
Payable for fund shares redeemed	10,107,896
Accrued management fee	2,646,859
Distribution and service plan fees payable	167,996
Other affiliated payables	1,043,344
Other payables and accrued expenses	38,776
Collateral on securities loaned, at value	217,399,241
Total liabilities		340,506,567

Net Assets		$ 5,661,499,343
Net Assets consist of:
Paid in capital		$ 4,295,397,927
Undistributed net investment income		13,384,751
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(65,992,384)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,418,709,049
Net Assets		$ 5,661,499,343

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($268,924,243 ÷ 4,272,171 shares)	$ 62.95

Maximum offering price per share (100/94.25 of $62.95)	$ 66.79
Class T: Net Asset Value and redemption price per share ($43,384,339 ÷ 690,715 shares)	$ 62.81

Maximum offering price per share (100/96.50 of $62.81)	$ 65.09
Class B: Net Asset Value and offering price per share ($15,583,955 ÷ 250,562 shares)A	$ 62.20

Class C: Net Asset Value and offering price per share ($106,757,799 ÷ 1,723,090 shares)A	$ 61.96

Canada: Net Asset Value, offering price and redemption price per share ($5,118,171,337 ÷ 80,827,134 shares)	$ 63.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($108,677,670 ÷ 1,720,922 shares)	$ 63.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)
Investment Income
Dividends		$ 48,692,956
Interest		748
Income from Fidelity Central Funds		2,210,456
Income before foreign taxes withheld		50,904,160
Less foreign taxes withheld		(7,560,846)
Total income		43,343,314

Expenses
Management fee
Basic fee	$ 17,511,812
Performance adjustment	(3,136,259)
Transfer agent fees	5,231,279
Distribution and service plan fees	818,418
Accounting and security lending fees	789,065
Custodian fees and expenses	103,322
Independent trustees' compensation	11,928
Registration fees	153,932
Audit	40,419
Legal	7,831
Interest	294
Miscellaneous	21,804
Total expenses before reductions	21,553,845
Expense reductions	(167,975)	21,385,870
Net investment income (loss)		21,957,444
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	215,909,778
Other affiliated issuers	11,719,887
Foreign currency transactions	(1,363,634)
Total net realized gain (loss)		226,266,031
Change in net unrealized appreciation (depreciation) on: Investment securities	581,371,140
Assets and liabilities in foreign currencies	51,251
Total change in net unrealized appreciation (depreciation)		581,422,391
Net gain (loss)		807,688,422
Net increase (decrease) in net assets resulting from operations		$ 829,645,866

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,957,444	$ 34,662,867
Net realized gain (loss)	226,266,031	83,766,517
Change in net unrealized appreciation (depreciation)	581,422,391	641,046,346
Net increase (decrease) in net assets resulting from operations	829,645,866	759,475,730
Distributions to shareholders from net investment income	(35,317,813)	(34,208,293)
Distributions to shareholders from net realized gain	(35,060,742)	-
Total distributions	(70,378,555)	(34,208,293)
Share transactions - net increase (decrease)	631,958,449	243,266,632
Redemption fees	360,128	759,127
Total increase (decrease) in net assets	1,391,585,888	969,293,196

Net Assets
Beginning of period	4,269,913,455	3,300,620,259
End of period (including undistributed net investment income of $13,384,751 and undistributed net investment income of $26,745,120, respectively)	$ 5,661,499,343	$ 4,269,913,455

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 53.81	$ 44.24	$ 38.20	$ 70.16	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.18	.31	.38	.39	.19
Net realized and unrealized gain (loss)	9.75	9.64	5.72	(28.71)	15.96
Total from investment operations	9.93	9.95	6.10	(28.32)	16.15
Distributions from net investment income	(.35)	(.39)	(.07)	(.41)	-
Distributions from net realized gain	(.44)	-	-	(3.27)	-
Total distributions	(.79)	(.39)	(.07)	(3.68)	-
Redemption fees added to paid in capital E	- J	.01	.01	.04	.01
Net asset value, end of period	$ 62.95	$ 53.81	$ 44.24	$ 38.20	$ 70.16
Total Return B, C, D	18.62%	22.62%	16.08%	(42.23)%	29.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.13% A	1.24%	1.42%	1.34%	1.23% A
Expenses net of fee waivers, if any	1.13% A	1.24%	1.42%	1.34%	1.23% A
Expenses net of all reductions	1.13% A	1.18%	1.39%	1.31%	1.22% A
Net investment income (loss)	.62% A	.63%	.98%	.69%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 268,924	$ 170,446	$ 83,015	$ 56,242	$ 20,912
Portfolio turnover rate G	97% A	143%	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 53.64	$ 44.11	$ 38.10	$ 70.09	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.10	.18	.27	.23	.09
Net realized and unrealized gain (loss)	9.72	9.60	5.73	(28.66)	15.99
Total from investment operations	9.82	9.78	6.00	(28.43)	16.08
Distributions from net investment income	(.21)	(.26)	-	(.33)	-
Distributions from net realized gain	(.44)	-	-	(3.27)	-
Total distributions	(.65)	(.26)	-	(3.60)	-
Redemption fees added to paid in capital E	- J	.01	.01	.04	.01
Net asset value, end of period	$ 62.81	$ 53.64	$ 44.11	$ 38.10	$ 70.09
Total Return B, C, D	18.44%	22.27%	15.77%	(42.40)%	29.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.43% A	1.51%	1.70%	1.63%	1.48% A
Expenses net of fee waivers, if any	1.43% A	1.51%	1.70%	1.63%	1.48% A
Expenses net of all reductions	1.42% A	1.46%	1.67%	1.60%	1.47% A
Net investment income (loss)	.33% A	.36%	.71%	.40%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,384	$ 31,522	$ 17,727	$ 14,963	$ 14,522
Portfolio turnover rate G	97% A	143%	123%	63%	42%

AAnnualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 53.03	$ 43.68	$ 37.91	$ 69.88	$ 54.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07)	.08	(.06)	(.06)
Net realized and unrealized gain (loss)	9.64	9.50	5.68	(28.54)	15.93
Total from investment operations	9.59	9.43	5.76	(28.60)	15.87
Distributions from net investment income	(.01)	(.09)	-	(.14)	-
Distributions from net realized gain	(.41)	-	-	(3.27)	-
Total distributions	(.42)	(.09)	-	(3.41)	-
Redemption fees added to paid in capital E	- J	.01	.01	.04	.01
Net asset value, end of period	$ 62.20	$ 53.03	$ 43.68	$ 37.91	$ 69.88
Total Return B, C, D	18.16%	21.64%	15.22%	(42.68)%	29.41%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	2.01%	2.19%	2.13%	2.00% A
Expenses net of fee waivers, if any	1.93% A	2.01%	2.19%	2.13%	2.00% A
Expenses net of all reductions	1.92% A	1.96%	2.16%	2.10%	1.99% A
Net investment income (loss)	(.17)% A	(.14)%	.21%	(.10)%	(.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,584	$ 13,464	$ 7,283	$ 5,615	$ 4,078
Portfolio turnover rate G	97% A	143%	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.87	$ 43.60	$ 37.84	$ 69.91	$ 54.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	.09	(.05)	(.04)
Net realized and unrealized gain (loss)	9.60	9.48	5.66	(28.52)	15.94
Total from investment operations	9.56	9.42	5.75	(28.57)	15.90
Distributions from net investment income	(.03)	(.16)	-	(.27)	-
Distributions from net realized gain	(.44)	-	-	(3.27)	-
Total distributions	(.47)	(.16)	-	(3.54)	-
Redemption fees added to paid in capital E	- J	.01	.01	.04	.01
Net asset value, end of period	$ 61.96	$ 52.87	$ 43.60	$ 37.84	$ 69.91
Total Return B, C, D	18.19%	21.68%	15.22%	(42.69)%	29.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88% A	1.99%	2.18%	2.13%	1.99% A
Expenses net of fee waivers, if any	1.88% A	1.99%	2.18%	2.13%	1.99% A
Expenses net of all reductions	1.87% A	1.94%	2.15%	2.10%	1.97% A
Net investment income (loss)	(.12)% A	(.12)%	.22%	(.10)%	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,758	$ 54,052	$ 24,848	$ 16,716	$ 8,752
Portfolio turnover rate G	97% A	143%	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 54.14	$ 44.46	$ 38.37	$ 70.25	$ 49.48	$ 39.14
Income from Investment Operations
Net investment income (loss) D	.27	.46	.48	.58	.52	.34
Net realized and unrealized gain (loss)	9.81	9.68	5.74	(28.83)	21.62	10.15
Total from investment operations	10.08	10.14	6.22	(28.25)	22.14	10.49
Distributions from net investment income	(.46)	(.47)	(.14)	(.40)	(.36)	(.16)
Distributions from net realized gain	(.44)	-	-	(3.27)	(1.03)	(.01)
Total distributions	(.90)	(.47)	(.14)	(3.67)	(1.39)	(.17)
Redemption fees added to paid in capital D	- H	.01	.01	.04	.02	.02
Net asset value, end of period	$ 63.32	$ 54.14	$ 44.46	$ 38.37	$ 70.25	$ 49.48
Total Return B, C	18.80%	22.97%	16.40%	(42.06)%	46.03%	26.93%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.94%	1.17%	1.03%	.96%	1.00%
Expenses net of fee waivers, if any	.83% A	.94%	1.17%	1.03%	.96%	1.00%
Expenses net of all reductions	.83% A	.89%	1.13%	1.00%	.94%	.97%
Net investment income (loss)	.92% A	.93%	1.24%	1.00%	.94%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,118,171	$ 3,953,693	$ 3,149,791	$ 2,776,298	$ 4,890,617	$ 3,136,927
Portfolio turnover rate F	97% A	143%	123%	63%	42%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 54.02	$ 44.39	$ 38.31	$ 70.25	$ 54.00
Income from Investment Operations
Net investment income (loss) D	.27	.46	.49	.52	.25
Net realized and unrealized gain (loss)	9.78	9.65	5.72	(28.78)	15.99
Total from investment operations	10.05	10.11	6.21	(28.26)	16.24
Distributions from net investment income	(.48)	(.49)	(.14)	(.45)	-
Distributions from net realized gain	(.44)	-	-	(3.27)	-
Total distributions	(.92)	(.49)	(.14)	(3.72)	-
Redemption fees added to paid in capital D	- I	.01	.01	.04	.01
Net asset value, end of period	$ 63.15	$ 54.02	$ 44.39	$ 38.31	$ 70.25
Total Return B, C	18.80%	22.94%	16.40%	(42.11)%	30.09%
Ratios to Average Net Assets E, H
Expenses before reductions	.83% A	.95%	1.17%	1.11%	1.01% A
Expenses net of fee waivers, if any	.83% A	.95%	1.17%	1.11%	1.01% A
Expenses net of all reductions	.83% A	.90%	1.14%	1.08%	.99% A
Net investment income (loss)	.92% A	.92%	1.23%	.92%	.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,678	$ 46,737	$ 17,956	$ 8,870	$ 4,064
Portfolio turnover rate F	97% A	143%	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Canada and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,401,073,820
Gross unrealized depreciation	(16,560,990)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,384,512,830
Tax cost	$ 4,533,522,656

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,900,031,953 and $2,374,840,998, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 270,950	$ 30,102
Class T	.25%	.25%	92,926	983
Class B	.75%	.25%	72,995	55,165
Class C	.75%	.25%	381,547	198,015
			$ 818,418	$ 284,265

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 169,472
Class T	15,214
Class B*	20,198
Class C*	7,154
$ 212,038

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 278,748.26
Class T	56,450.30
Class B	21,920.30
Class C	95,822.25
Canada	4,705,553.21
Institutional Class	72,786.21
	$ 5,231,279

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,228 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,525,000.46%		$ 294

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,292 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,159,970. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $167,954 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 1,141,830	$ 756,039
Class T	123,338	106,904
Class B	2,503	15,600
Class C	36,231	97,752
Canada	33,570,066	33,027,962
Institutional Class	443,845	204,036
Total	$ 35,317,813	$ 34,208,293
Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended April 30, 2011	Year ended October 31, 2010
From net realized gain
Class A	$ 1,445,324	$ -
Class T	261,147	-
Class B	101,491	-
Class C	470,108	-
Canada	32,375,322	-
Institutional Class	407,350	-
Total	$ 35,060,742	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	1,540,675	2,050,255	$ 91,305,172	$ 102,518,373
Reinvestment of distributions	39,424	14,622	2,233,433	696,013
Shares redeemed	(475,758)	(773,357)	(28,010,744)	(38,292,678)
Net increase (decrease)	1,104,341	1,291,520	$ 65,527,861	$ 64,921,708
Class T
Shares sold	157,752	296,633	$ 9,318,883	$ 14,818,898
Reinvestment of distributions	6,640	2,182	375,766	103,790
Shares redeemed	(61,369)	(113,003)	(3,571,734)	(5,600,141)
Net increase (decrease)	103,023	185,812	$ 6,122,915	$ 9,322,547
Class B
Shares sold	19,939	134,473	$ 1,174,063	$ 6,579,801
Reinvestment of distributions	1,508	263	84,713	12,424
Shares redeemed	(24,773)	(47,606)	(1,429,983)	(2,342,627)
Net increase (decrease)	(3,326)	87,130	$ (171,207)	$ 4,249,598
Class C
Shares sold	775,559	647,123	$ 45,582,243	$ 31,812,568
Reinvestment of distributions	7,014	1,580	392,322	74,410
Shares redeemed	(81,855)	(196,235)	(4,748,379)	(9,599,233)
Net increase (decrease)	700,718	452,468	$ 41,226,186	$ 22,287,745
Canada
Shares sold	14,935,312	20,151,337	$ 891,178,546	$ 1,010,632,290
Reinvestment of distributions	1,069,329	659,119	60,856,944	31,486,105
Shares redeemed	(8,201,278)	(18,629,713)	(484,302,132)	(923,131,901)
Net increase (decrease)	7,803,363	2,180,743	$ 467,733,358	$ 118,986,494
Institutional Class
Shares sold	964,952	717,543	$ 57,986,763	$ 36,118,321
Reinvestment of distributions	10,934	2,830	620,606	134,893
Shares redeemed	(120,152)	(259,715)	(7,088,033)	(12,754,674)
Net increase (decrease)	855,734	460,658	$ 51,519,336	$ 23,498,540

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity China Region Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.37%
Actual		$ 1,000.00	$ 1,072.50	$ 7.04
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 6.85
Class T	1.63%
Actual		$ 1,000.00	$ 1,070.90	$ 8.37
Hypothetical A		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.12%
Actual		$ 1,000.00	$ 1,068.50	$ 10.87
Hypothetical A		$ 1,000.00	$ 1,014.28	$ 10.59
Class C	2.12%
Actual		$ 1,000.00	$ 1,068.30	$ 10.87
Hypothetical A		$ 1,000.00	$ 1,014.28	$ 10.59
China Region	1.03%
Actual		$ 1,000.00	$ 1,074.40	$ 5.30
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.16
Institutional Class	1.08%
Actual		$ 1,000.00	$ 1,074.00	$ 5.55
Hypothetical A		$ 1,000.00	$ 1,019.44	$ 5.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity China Region Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Hong Kong	32.7%
China	24.3%
Taiwan	23.1%
Cayman Islands	8.3%
Bermuda	5.5%
United States of America	1.9%
United Kingdom	1.6%
Japan	1.3%
Australia	1.1%
Other	0.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Hong Kong	32.0%
China	31.3%
Taiwan	18.3%
Cayman Islands	8.5%
Bermuda	4.3%
United States of America	3.5%
Japan	1.0%
United Kingdom	0.8%
Singapore	0.2%
Other	0.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.4	96.6
Short-Term Investments and Net Other Assets	1.6	3.4
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
CNOOC Ltd. (Oil, Gas & Consumable Fuels)	4.0	3.6
HTC Corp. (Communications Equipment)	3.7	1.8
Industrial & Commercial Bank of China Ltd. (H Shares) (Commercial Banks)	3.6	3.2
Tencent Holdings Ltd. (Internet Software & Services)	3.5	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	3.5	1.9
Hong Kong Exchanges and Clearing Ltd. (Diversified Financial Services)	3.3	3.3
China Construction Bank Corp. (H Shares) (Commercial Banks)	3.1	3.4
BOC Hong Kong (Holdings) Ltd. (Commercial Banks)	3.0	3.1
Bank of China Ltd. (H Shares) (Commercial Banks)	2.7	2.8
Cheung Kong Holdings Ltd. (Real Estate Management & Development)	2.1	1.9
	32.5
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	39.7	41.3
Information Technology	16.8	15.0
Consumer Discretionary	10.0	9.9
Energy	8.0	7.3
Materials	8.0	4.7
Industrials	7.6	8.5
Telecommunication Services	5.4	4.3
Consumer Staples	2.3	5.2
Utilities	0.6	0.2
Health Care	0.0	0.2

Semiannual Report

Fidelity China Region Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Automobiles - 0.9%
Brilliance China Automotive Holdings Ltd. (a)	10,118,000	$ 9,849,231
BYD Co. Ltd. (H Shares)	1,259,000	4,555,310
Geely Automobile Holdings Ltd.	11,005,000	4,406,931
		18,811,472
Distributors - 1.9%
Li & Fung Ltd.	7,824,000	39,994,953
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	22,616	2,818,858
Hotels, Restaurants & Leisure - 4.3%
7 Days Group Holdings Ltd. ADR (a)	169,000	3,883,620
Country Style Cooking Restaurant Chain Co. Ltd. ADR	3,600	60,336
Ctrip.com International Ltd. sponsored ADR (a)	254,400	12,394,368
Galaxy Entertainment Group Ltd. (a)	4,218,000	7,581,896
Las Vegas Sands Corp. (a)	128,000	6,017,280
Melco International Development Ltd.	10,884,000	9,235,487
Sands China Ltd. (a)	1,937,200	5,437,719
Shangri-La Asia Ltd.	5,894,000	16,430,617
SJM Holdings Ltd.	15,220,000	32,806,201
		93,847,524
Household Durables - 0.3%
Techtronic Industries Co. Ltd.	4,874,000	6,652,383
Media - 0.5%
Television Broadcasts Ltd.	1,882,000	11,025,971
Multiline Retail - 0.8%
Far East Department Stores Co. Ltd.	9,464,615	16,695,469
Specialty Retail - 1.0%
Belle International Holdings Ltd.	3,875,000	7,564,091
GOME Electrical Appliances Holdings Ltd. (a)	38,529,000	13,841,329
Lentuo International, Inc. ADR	148,100	453,186
		21,858,606
Textiles, Apparel & Luxury Goods - 0.2%
Trinity Ltd.	4,102,000	4,436,707
TOTAL CONSUMER DISCRETIONARY		216,141,943
CONSUMER STAPLES - 2.3%
Beverages - 0.5%
Yantai Changyu Pioneer Wine Co. (B Shares)	1,027,608	11,379,201
Food & Staples Retailing - 1.4%
Beijing Jingkelong Co. Ltd. (H Shares)	2,014,000	2,593,255

	Shares	Value
Dairy Farm International Holdings Ltd.	2,642,400	$ 23,358,816
Lianhua Supermarket Holdings Co. (H Shares)	792,000	3,222,538
		29,174,609
Food Products - 0.4%
China Huiyuan Juice Group Ltd.	3,043,000	1,998,287
China Mengniu Dairy Co. Ltd.	1,340,000	4,115,087
Global Bio-Chem Technology Group Co. Ltd. (a)	10,526,000	2,561,598
		8,674,972
TOTAL CONSUMER STAPLES		49,228,782
ENERGY - 8.0%
Energy Equipment & Services - 0.0%
Anhui Tianda Oil Pipe Co. Ltd.	1,832,000	705,314
Oil, Gas & Consumable Fuels - 8.0%
China Petroleum & Chemical Corp. (H Shares)	24,490,000	24,685,033
CNOOC Ltd.	35,172,000	87,422,156
CNPC (Hong Kong) Ltd.	11,420,000	20,233,470
Paladin Energy Ltd. (Australia) (a)	571,507	2,067,970
PetroChina Co. Ltd. (H Shares)	24,086,000	34,963,015
Sino Prosper State Gold Resources Holdings, Ltd. (a)	86,040,000	4,763,813
		174,135,457
TOTAL ENERGY		174,840,771
FINANCIALS - 39.7%
Capital Markets - 2.1%
Citic Securities Co. Ltd. (UBS Warrant Programme) warrants 9/16/13 (a)	3,008,600	6,132,149
Suning Appliance Chain Store Co. Ltd. (UBS Warrant Programme) warrants 1/7/14 (a)	2,002,600	4,023,094
Wuliangye Yibin Co. Ltd.:
(BNP Paribas Warrant Program) warrants 5/5/15 (a)	1,351,900	6,866,761
(UBS Warrant Programme) warrants 4/22/13 (a)	345,100	1,752,880
Yuanta Financial Holding Co. Ltd.	38,690,000	26,840,893
		45,615,777
Commercial Banks - 19.5%
Bank of China Ltd. (H Shares)	106,868,300	59,032,616
BOC Hong Kong (Holdings) Ltd.	21,001,500	65,982,077
China Construction Bank Corp. (H Shares)	71,736,000	67,798,339
China Merchants Bank Co. Ltd. (H Shares)	7,601,464	19,575,510
Chinatrust Financial Holding Co. Ltd.	20,512,335	18,771,093
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	18,041,000	12,520,890
E.Sun Financial Holdings Co. Ltd.	9,287,652	6,572,750
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Hang Seng Bank Ltd.	2,437,700	$ 38,105,247
HSBC Holdings PLC (Hong Kong)	1,962,400	21,354,643
Industrial & Commercial Bank of China Ltd. (H Shares)	92,903,000	78,592,472
Mega Financial Holding Co. Ltd.	13,792,000	12,020,220
Standard Chartered PLC (United Kingdom)	487,880	13,520,099
Wing Hang Bank Ltd.	904,500	10,085,845
		423,931,801
Diversified Financial Services - 4.5%
Fubon Financial Holding Co. Ltd.	18,076,985	26,467,958
Hong Kong Exchanges and Clearing Ltd.	3,082,700	70,336,510
		96,804,468
Insurance - 4.1%
Cathay Financial Holding Co. Ltd.	16,092,400	26,815,992
China Life Insurance Co. Ltd. (H Shares)	8,438,000	30,160,757
Ping An Insurance Group Co. China Ltd. (H Shares)	2,897,500	31,507,137
		88,483,886
Real Estate Management & Development - 9.5%
Cheung Kong Holdings Ltd.	2,837,000	44,639,198
China Resources Land Ltd.	2,628,000	4,534,360
Hang Lung Properties Ltd.	1,751,000	7,800,961
Henderson Land Development Co. Ltd.	509,076	3,483,949
Huaku Development Co. Ltd.	1,548,000	4,538,498
Hung Poo Real Estate Development Co. Ltd.	2,056,000	2,458,456
K Wah International Holdings Ltd.	8,046,000	3,190,925
Kerry Properties Ltd.	2,211,500	11,788,896
New World Development Co. Ltd.	5,678,000	9,957,684
Sino Land Ltd.	5,164,000	9,082,863
Sinyi Realty, Inc.	1,179,370	2,446,314
Sun Hung Kai Properties Ltd.	2,461,000	38,437,776
Swire Pacific Ltd. (A Shares)	1,451,000	22,158,377
Wharf Holdings Ltd.	5,660,000	41,395,259
Yanlord Land Group Ltd.	838,000	992,688
		206,906,204
TOTAL FINANCIALS		861,742,136
INDUSTRIALS - 7.6%
Airlines - 0.1%
Cathay Pacific Airways Ltd.	1,302,000	3,249,007
Building Products - 0.9%
China Liansu Group Holdgs Ltd.	22,073,000	20,548,754
Electrical Equipment - 0.3%
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	1,854,000	7,340,754
Industrial Conglomerates - 3.8%
Far Eastern Textile Ltd.	14,565,228	22,849,408

	Shares	Value
Hutchison Whampoa Ltd.	3,816,000	$ 43,583,071
Shanghai Industrial Holdings Ltd.	2,484,000	9,803,201
Shun Tak Holdings Ltd.	9,304,000	5,798,303
		82,033,983
Machinery - 1.0%
China International Marine Containers (Group) Ltd. (B Shares)	8,547,087	18,279,891
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	4,651,884	2,837,649
		21,117,540
Professional Services - 0.1%
51job, Inc. sponsored ADR (a)	35,600	1,993,244
Transportation Infrastructure - 1.4%
China Merchant Holdings International Co. Ltd.	2,486,597	11,446,357
Cosco Pacific Ltd.	8,882,000	18,390,039
		29,836,396
TOTAL INDUSTRIALS		166,119,678
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 3.9%
AAC Acoustic Technology Holdings, Inc.	1,662,000	4,344,231
HTC Corp.	1,752,000	79,400,384
		83,744,615
Electronic Equipment & Components - 3.9%
AU Optronics Corp. (a)	4,738,090	3,813,082
Chroma ATE, Inc.	2,356,000	7,761,618
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,266,172	38,831,433
Kingboard Chemical Holdings Ltd.	2,407,500	13,190,210
Tripod Technology Corp.	1,909,820	9,021,461
Unimicron Technology Corp.	7,344,000	12,071,452
		84,689,256
Internet Software & Services - 5.2%
Baidu.com, Inc. sponsored ADR (a)	99,300	14,748,036
SINA Corp. (a)	92,100	12,410,475
SouFun Holdings Ltd. ADR (d)	363,600	8,380,980
Tencent Holdings Ltd.	2,657,500	75,622,562
YouKu.com, Inc. ADR (a)(d)	33,100	1,956,872
		113,118,925
Semiconductors & Semiconductor Equipment - 3.8%
Hynix Semiconductor, Inc.	181,450	5,739,829
Novatek Microelectronics Corp.	716,000	2,184,068
Taiwan Semiconductor Manufacturing Co. Ltd.	29,222,796	75,461,833
		83,385,730
TOTAL INFORMATION TECHNOLOGY		364,938,526
MATERIALS - 8.0%
Chemicals - 5.4%
China Bluechemical Ltd. (H shares)	6,142,000	4,998,190
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Formosa Chemicals & Fibre Corp.	5,702,000	$ 22,959,073
Formosa Plastics Corp.	9,828,250	40,087,337
Incitec Pivot Ltd.	1,035,221	4,268,051
Nan Ya Plastics Corp.	9,285,000	28,419,836
Sateri Holdings Ltd.	9,916,500	8,759,279
Taiwan Fertilizer Co. Ltd.	2,340,000	7,880,216
		117,371,982
Construction Materials - 0.9%
Anhui Conch Cement Co. Ltd. (H Shares)	4,116,000	19,423,844
Containers & Packaging - 0.2%
Greatview Aseptic Pack Co. Ltd.	4,929,000	3,376,419
Metals & Mining - 1.5%
Iluka Resources Ltd.	749,356	10,279,077
Medusa Mining Ltd.	759,585	6,688,066
Xingda International Holdings Ltd.	4,487,000	5,176,663
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,242,500	10,380,474
		32,524,280
TOTAL MATERIALS		172,696,525
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 2.5%
China Telecom Corp. Ltd. (H Shares)	26,532,000	15,437,446
China Unicom (Hong Kong) Ltd.	18,874,000	38,602,531
		54,039,977
Wireless Telecommunication Services - 2.9%
China Mobile (Hong Kong) Ltd.	3,117,500	28,676,087
Far EasTone Telecommunications Co. Ltd.	3,972,000	6,016,503
SOFTBANK CORP.	689,200	29,078,464
		63,771,054
TOTAL TELECOMMUNICATION SERVICES		117,811,031

	Shares	Value
UTILITIES - 0.6%
Gas Utilities - 0.4%
Enn Energy Holdings Ltd.	2,432,000	$ 8,329,732
Independent Power Producers & Energy Traders - 0.2%
Huaneng Power International, Inc. (H Shares)	8,952,000	4,943,881
TOTAL UTILITIES		13,273,613
TOTAL COMMON STOCKS (Cost $1,498,145,710)		2,136,793,005
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.13% (b)	28,621,909	28,621,909
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	8,532,525	8,532,525
TOTAL MONEY MARKET FUNDS (Cost $37,154,434)		37,154,434
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,535,300,144)		2,173,947,439
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,550,841)
NET ASSETS - 100%		$ 2,171,396,598
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,341
Fidelity Securities Lending Cash Central Fund	306,868
Total	$ 349,209
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 216,141,943	$ 216,141,943	$ -	$ -
Consumer Staples	49,228,782	49,228,782	-	-
Energy	174,840,771	27,770,567	147,070,204	-
Financials	861,742,136	791,451,852	70,290,284	-
Industrials	166,119,678	166,119,678	-	-
Information Technology	364,938,526	285,663,611	79,274,915	-
Materials	172,696,525	172,696,525	-	-
Telecommunication Services	117,811,031	6,016,503	111,794,528	-
Utilities	13,273,613	8,329,732	4,943,881	-
Money Market Funds	37,154,434	37,154,434	-	-
Total Investments in Securities:	$ 2,173,947,439	$ 1,760,573,627	$ 413,373,812	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $98,628,962 of which $63,392,256 and $35,236,706 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,631,975) - See accompanying schedule: Unaffiliated issuers (cost $1,498,145,710)	$ 2,136,793,005
Fidelity Central Funds (cost $37,154,434)	37,154,434
Total Investments (cost $1,535,300,144)		$ 2,173,947,439
Receivable for investments sold		4,589,178
Receivable for fund shares sold		2,823,365
Dividends receivable		4,808,141
Distributions receivable from Fidelity Central Funds		77,641
Prepaid expenses		1,988
Other receivables		434,009
Total assets		2,186,681,761

Liabilities
Payable for investments purchased	$ 112,754
Payable for fund shares redeemed	4,722,125
Accrued management fee	1,274,374
Distribution and service plan fees payable	14,626
Other affiliated payables	462,003
Other payables and accrued expenses	166,756
Collateral on securities loaned, at value	8,532,525
Total liabilities		15,285,163

Net Assets		$ 2,171,396,598
Net Assets consist of:
Paid in capital		$ 1,567,178,193
Accumulated net investment loss		(3,203,459)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,228,384)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		638,650,248
Net Assets		$ 2,171,396,598

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,721,653 ÷ 557,959 shares)	$ 33.55

Maximum offering price per share (100/94.25 of $33.55)	$ 35.60
Class T: Net Asset Value and redemption price per share ($6,891,302 ÷ 206,234 shares)	$ 33.41

Maximum offering price per share (100/96.50 of $33.41)	$ 34.62
Class B: Net Asset Value and offering price per share ($2,546,000 ÷ 76,551 shares)A	$ 33.26

Class C: Net Asset Value and offering price per share ($6,980,579 ÷ 210,501 shares)A	$ 33.16

China Region: Net Asset Value, offering price and redemption price per share ($2,134,432,873 ÷ 63,227,383 shares)	$ 33.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,824,191 ÷ 54,084 shares)	$ 33.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 7,439,781
Interest		491
Income from Fidelity Central Funds		349,209
Income before foreign taxes withheld		7,789,481
Less foreign taxes withheld		(179,706)
Total income		7,609,775

Expenses
Management fee	$ 7,747,554
Transfer agent fees	2,421,127
Distribution and service plan fees	85,976
Accounting and security lending fees	482,270
Custodian fees and expenses	528,962
Independent trustees' compensation	5,527
Registration fees	94,894
Audit	35,689
Legal	3,896
Miscellaneous	10,569
Total expenses before reductions	11,416,464
Expense reductions	(572,533)	10,843,931
Net investment income (loss)		(3,234,156)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	80,039,748
Foreign currency transactions	(53,390)
Total net realized gain (loss)		79,986,358
Change in net unrealized appreciation (depreciation) on: Investment securities	74,194,829
Assets and liabilities in foreign currencies	3,003
Total change in net unrealized appreciation (depreciation)		74,197,832
Net gain (loss)		154,184,190
Net increase (decrease) in net assets resulting from operations		$ 150,950,034

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,234,156)	$ 25,698,168
Net realized gain (loss)	79,986,358	87,056,704
Change in net unrealized appreciation (depreciation)	74,197,832	253,069,337
Net increase (decrease) in net assets resulting from operations	150,950,034	365,824,209
Distributions to shareholders from net investment income	(25,544,607)	(17,788,313)
Distributions to shareholders from net realized gain	(1,707,008)	(5,540,851)
Total distributions	(27,251,615)	(23,329,164)
Share transactions - net increase (decrease)	(115,199,423)	(341,589,636)
Redemption fees	372,310	1,093,238
Total increase (decrease) in net assets	8,871,306	1,998,647

Net Assets
Beginning of period	2,162,525,292	2,160,526,645
End of period (including accumulated net investment loss of $3,203,459 and undistributed net investment income of $25,575,304, respectively)	$ 2,171,396,598	$ 2,162,525,292

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 31.61	$ 26.47	$ 16.67	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.10)	.25	.30	.28
Net realized and unrealized gain (loss)	2.37	5.15	9.63	(12.91)
Total from investment operations	2.27	5.40	9.93	(12.63)
Distributions from net investment income	(.31)	(.20)	(.16)	-
Distributions from net realized gain	(.03)	(.07)	-	-
Total distributions	(.34)	(.27)	(.16)	-
Redemption fees added to paid in capital E	.01	.01	.03	.02
Net asset value, end of period	$ 33.55	$ 31.61	$ 26.47	$ 16.67
Total Return B,C,D	7.25%	20.54%	60.41%	(43.07)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.37% A	1.38%	1.39%	1.44% A
Expenses net of fee waivers, if any	1.37% A	1.38%	1.39%	1.44% A
Expenses net of all reductions	1.32% A	1.31%	1.31%	1.30% A
Net investment income (loss)	(.62)% A	.91%	1.27%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,722	$ 16,047	$ 11,842	$ 340
Portfolio turnover rate G	59% A	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 31.48	$ 26.40	$ 16.65	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.14)	.18	.23	.26
Net realized and unrealized gain (loss)	2.35	5.13	9.64	(12.91)
Total from investment operations	2.21	5.31	9.87	(12.65)
Distributions from net investment income	(.27)	(.18)	(.14)	-
Distributions from net realized gain	(.03)	(.07)	-	-
Total distributions	(.29) K	(.24) J	(.14)	-
Redemption fees added to paid in capital E	.01	.01	.02	.02
Net asset value, end of period	$ 33.41	$ 31.48	$ 26.40	$ 16.65
Total Return B,C,D	7.09%	20.27%	59.92%	(43.14)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.63% A	1.64%	1.66%	1.68% A
Expenses net of fee waivers, if any	1.63% A	1.64%	1.66%	1.68% A
Expenses net of all reductions	1.57% A	1.58%	1.58%	1.53% A
Net investment income (loss)	(.88)% A	.64%	1.00%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,891	$ 6,070	$ 3,139	$ 107
Portfolio turnover rate G	59% A	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.24 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.065 per share. K Total distributions of $.29 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 31.23	$ 26.28	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.22)	.04	.12	.20
Net realized and unrealized gain (loss)	2.35	5.09	9.63	(12.89)
Total from investment operations	2.13	5.13	9.75	(12.69)
Distributions from net investment income	(.08)	(.12)	(.10)	-
Distributions from net realized gain	(.03)	(.07)	-	-
Total distributions	(.11)	(.19)	(.10)	-
Redemption fees added to paid in capital E	.01	.01	.02	.02
Net asset value, end of period	$ 33.26	$ 31.23	$ 26.28	$ 16.61
Total Return B,C,D	6.85%	19.63%	59.16%	(43.27)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.12% A	2.14%	2.15%	2.17% A
Expenses net of fee waivers, if any	2.12% A	2.14%	2.15%	2.17% A
Expenses net of all reductions	2.06% A	2.08%	2.06%	2.02% A
Net investment income (loss)	(1.37)% A	.14%	.51%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,546	$ 2,496	$ 1,915	$ 155
Portfolio turnover rate G	59% A	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 31.19	$ 26.25	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.22)	.04	.12	.20
Net realized and unrealized gain (loss)	2.34	5.09	9.62	(12.89)
Total from investment operations	2.12	5.13	9.74	(12.69)
Distributions from net investment income	(.13)	(.13)	(.12)	-
Distributions from net realized gain	(.03)	(.07)	-	-
Total distributions	(.16)	(.20)	(.12)	-
Redemption fees added to paid in capital E	.01	.01	.02	.02
Net asset value, end of period	$ 33.16	$ 31.19	$ 26.25	$ 16.61
Total Return B,C,D	6.83%	19.66%	59.18%	(43.27)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.12% A	2.14%	2.15%	2.13% A
Expenses net of fee waivers, if any	2.12% A	2.14%	2.15%	2.13% A
Expenses net of all reductions	2.07% A	2.07%	2.07%	1.98% A
Net investment income (loss)	(1.37)% A	.15%	.51%	1.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,981	$ 5,938	$ 3,806	$ 233
Portfolio turnover rate G	59% A	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - China Region

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.81	$ 26.55	$ 16.69	$ 41.52	$ 22.94	$ 17.74
Income from Investment Operations
Net investment income (loss) D	(.05)	.34	.33	.39	.46	.42
Net realized and unrealized gain (loss)	2.39	5.18	9.68	(20.42)	18.58	4.99
Total from investment operations	2.34	5.52	10.01	(20.03)	19.04	5.41
Distributions from net investment income	(.38)	(.21)	(.17)	(.32)	(.29)	(.22)
Distributions from net realized gain	(.03)	(.07)	-	(4.53)	(.20)	-
Total distributions	(.40) I	(.27) H	(.17)	(4.85)	(.49)	(.22)
Redemption fees added to paid in capital D	.01	.01	.02	.05	.03	.01
Net asset value, end of period	$ 33.76	$ 31.81	$ 26.55	$ 16.69	$ 41.52	$ 22.94
Total Return B,C	7.44%	20.97%	60.77%	(53.75)%	84.73%	30.83%
Ratios to Average Net Assets E,G
Expenses before reductions	1.03% A	1.06%	1.12%	1.11%	1.08%	1.14%
Expenses net of fee waivers, if any	1.03% A	1.06%	1.12%	1.11%	1.08%	1.14%
Expenses net of all reductions	.98% A	1.00%	1.03%	.96%	.92%	1.08%
Net investment income (loss)	(.29)% A	1.22%	1.54%	1.45%	1.64%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,134,433	$ 2,130,070	$ 2,138,141	$ 740,289	$ 2,044,527	$ 734,793
Portfolio turnover rate F	59% A	57%	88%	133%	173%	36%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.27 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share. I Total distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.79	$ 26.55	$ 16.70	$ 29.28
Income from Investment Operations
Net investment income (loss) D	(.05)	.33	.37	.34
Net realized and unrealized gain (loss)	2.38	5.18	9.64	(12.94)
Total from investment operations	2.33	5.51	10.01	(12.60)
Distributions from net investment income	(.37)	(.22)	(.18)	-
Distributions from net realized gain	(.03)	(.07)	-	-
Total distributions	(.40)	(.28) I	(.18)	-
Redemption fees added to paid in capital D	.01	.01	.02	.02
Net asset value, end of period	$ 33.73	$ 31.79	$ 26.55	$ 16.70
Total Return B,C	7.40%	20.92%	60.78%	(42.96)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.08% A	1.11%	1.08%	1.05% A
Expenses net of fee waivers, if any	1.08% A	1.11%	1.08%	1.05% A
Expenses net of all reductions	1.02% A	1.04%	1.00%	.91% A
Net investment income (loss)	(.33)% A	1.18%	1.58%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,824	$ 1,904	$ 1,684	$ 60
Portfolio turnover rate F	59% A	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.28 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, China Region and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 654,798,539
Gross unrealized depreciation	(20,661,448)
Net unrealized appreciation (depreciation) on securities and other investments	$ 634,137,091
Tax cost	$ 1,539,810,348

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $631,041,002 and $737,253,972, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 23,014	$ 992
Class T	.25%	.25%	16,666	126
Class B	.75%	.25%	12,789	9,700
Class C	.75%	.25%	33,507	12,216
			$ 85,976	$ 23,034

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,552
Class T	2,959
Class B*	3,366
Class C*	1,298
$ 24,175

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 28,045.30
Class T	10,412.31
Class B	3,861.30
Class C	10,163.30
China Region	2,366,354.22
Institutional Class	2,292.26
	$ 2,421,127

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $99 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,837 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $306,868. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $572,344 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $189.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 172,776	$ 99,129
Class T	55,515	24,223
Class B	6,583	9,817
Class C	25,937	22,748
China Region	25,262,481	17,620,183
Institutional Class	21,315	12,213
Total	$ 25,544,607	$ 17,788,313
From net realized gain
Class A	$ 13,756	$ 32,057
Class T	5,179	8,895
Class B	2,007	5,146
Class C	4,950	11,118
China Region	1,679,687	5,479,960
Institutional Class	1,429	3,675
Total	$ 1,707,008	$ 5,540,851

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	194,452	342,123	$ 6,306,937	$ 9,544,171
Reinvestment of distributions	5,327	4,199	172,527	118,611
Shares redeemed	(149,428)	(286,153)	(4,843,512)	(7,654,399)
Net increase (decrease)	50,351	60,169	$ 1,635,952	$ 2,008,383
Class T
Shares sold	52,413	132,233	$ 1,701,209	$ 3,681,750
Reinvestment of distributions	1,832	1,158	59,164	32,661
Shares redeemed	(40,828)	(59,475)	(1,305,931)	(1,609,136)
Net increase (decrease)	13,417	73,916	$ 454,442	$ 2,105,275
Class B
Shares sold	5,781	41,380	$ 187,202	$ 1,126,249
Reinvestment of distributions	239	486	7,684	13,648
Shares redeemed	(9,390)	(34,810)	(299,235)	(913,219)
Net increase (decrease)	(3,370)	7,056	$ (104,349)	$ 226,678
Class C
Shares sold	60,710	121,441	$ 1,956,622	$ 3,346,120
Reinvestment of distributions	892	1,162	28,631	32,596
Shares redeemed	(41,512)	(77,220)	(1,312,838)	(2,041,365)
Net increase (decrease)	20,090	45,383	$ 672,415	$ 1,337,351
China Region
Shares sold	8,549,154	29,402,822	$ 280,000,295	$ 826,039,335
Reinvestment of distributions	794,987	782,007	25,868,879	22,169,887
Shares redeemed	(13,077,246)	(43,745,336)	(423,557,520)	(1,195,393,614)
Net increase (decrease)	(3,733,105)	(13,560,507)	$ (117,688,346)	$ (347,184,392)
Institutional Class
Shares sold	22,348	53,076	$ 735,677	$ 1,486,647
Reinvestment of distributions	607	500	19,735	14,160
Shares redeemed	(28,757)	(57,102)	(924,949)	(1,583,738)
Net increase (decrease)	(5,802)	(3,526)	$ (169,537)	$ (82,931)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Emerging Asia Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Actual	.84%	$ 1,000.00	$ 1,123.70	$ 4.42
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.63	$ 4.21

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Asia Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Korea (South)	21.0%
China	16.8%
Taiwan	16.4%
Hong Kong	11.7%
India	8.4%
Thailand	5.4%
Singapore	4.8%
Cayman Islands	4.3%
Indonesia	3.5%
Other	7.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Korea (South)	21.9%
China	16.3%
Hong Kong	16.2%
Taiwan	16.0%
Singapore	6.3%
Thailand	5.4%
Cayman Islands	4.4%
India	3.0%
Malaysia	3.0%
Other	7.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.4	99.4
Short-Term Investments and Net Other Assets	1.6	0.6
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.2	4.3
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.4	2.9
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	2.7	1.0
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	2.1	2.8
CNOOC Ltd. (Hong Kong, Oil, Gas & Consumable Fuels)	1.9	2.2
Hyundai Motor Co. (Korea (South), Automobiles)	1.7	1.4
Keppel Corp. Ltd. (Singapore, Industrial Conglomerates)	1.7	1.4
LG Chemical Ltd. (Korea (South), Chemicals)	1.6	1.1
Fubon Financial Holding Co. Ltd. (Taiwan, Diversified Financial Services)	1.5	1.2
Hyundai Heavy Industries Co. Ltd. (Korea (South), Machinery)	1.5	0.0
	22.3
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.7	32.3
Information Technology	17.1	16.7
Industrials	11.7	10.8
Materials	10.4	8.8
Consumer Discretionary	8.3	9.3
Energy	7.6	7.0
Telecommunication Services	5.3	6.8
Consumer Staples	3.5	3.8
Utilities	3.6	3.6
Health Care	0.2	0.3

Semiannual Report

Fidelity Emerging Asia Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Bermuda - 2.8%
Cheung Kong Infrastructure Holdings Ltd.	858,000	$ 4,181,567
China Yurun Food Group Ltd.	1,721,000	6,304,476
Cosco Pacific Ltd.	3,126,000	6,472,333
GOME Electrical Appliances Holdings Ltd. (a)	13,259,000	4,763,222
Great Eagle Holdings Ltd.	283,000	1,005,730
Huabao International Holdings Ltd.	3,184,000	4,722,929
Jardine Matheson Holdings Ltd.	191,200	9,177,600
Jinhui Shipping & Transportation Ltd. (a)(d)	532,000	1,693,444
Noble Group Ltd.	6,882,818	12,539,262
PAX Global Technology Ltd.	1,035,000	375,816
SmarTone Telecommunications Holdings Ltd.	1,858,000	2,875,650
TOTAL BERMUDA		54,112,029
Canada - 0.3%
Niko Resources Ltd.	64,000	5,408,308
Sino-Forest Corp. (a)	29,700	738,027
TOTAL CANADA		6,146,335
Cayman Islands - 4.3%
Ajisen (China) Holdings Ltd.	1,237,000	2,468,808
Central China Real Estate Ltd.	12,020,000	3,327,582
Chaoda Modern Agriculture (Holdings) Ltd.	14,220,000	8,843,671
China Infrastructure Machinery Holdings Ltd.	4,718,000	3,480,955
China Shanshui Cement Group Ltd.	3,977,000	4,455,133
China ZhengTong Auto Services Holdings Ltd.	1,570,500	1,777,512
Country Garden Holdings Co. Ltd.	16,236,000	6,585,298
Global Dairy Holdings Ltd.	1,935,000	837,155
International Taifeng Holdings Ltd.	6,498,000	3,522,473
Kingboard Chemical Holdings Ltd.	2,718,500	14,894,116
KWG Property Holding Ltd.	2,577,000	1,861,500
Ming Fung Jewellery Group Ltd.	4,230,000	517,428
New World Department Store China Ltd.	1,043,000	910,542
Samson Holding Ltd.	4,006,000	897,524
Shenguan Holdings Group Ltd.	2,984,000	3,965,193
Shui On Land Ltd.	7,006,750	3,103,565
Spreadtrum Communications, Inc. ADR (a)(d)	165,800	3,548,120
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	541,100	4,853,667
Trina Solar Ltd. (a)(d)	195,800	5,578,342
Xingda International Holdings Ltd.	2,865,000	3,305,358
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	95,500	1,196,615
Youyuan International Holdings Ltd.	6,134,000	3,554,202
TOTAL CAYMAN ISLANDS		83,484,759
China - 16.8%
Agricultural Bank China Ltd. (H Shares)	30,651,000	18,115,202

	Shares	Value
Air China Ltd. (H Shares)	4,262,000	$ 4,313,421
Anhui Conch Cement Co. Ltd. (H Shares)	2,190,000	10,334,844
Anhui Expressway Co. Ltd. (H Shares)	3,090,000	2,586,174
Baidu.com, Inc. sponsored ADR (a)	44,900	6,668,548
Bank of China Ltd. (H Shares)	22,009,000	12,157,477
China Communications Construction Co. Ltd. (H Shares)	7,607,000	7,022,931
China Communications Services Corp. Ltd. (H Shares)	7,190,000	4,388,267
China Construction Bank Corp. (H Shares)	43,627,000	41,232,270
China Cosco Holdings Co. Ltd. (H Shares) (a)	4,661,500	4,477,652
China Metal Recycling (Holdings) Ltd.	3,399,000	4,717,976
China Minsheng Banking Corp. Ltd. (H Shares)	23,200,000	22,255,128
China Oilfield Services Ltd. (H Shares)	4,382,000	8,666,613
China Pacific Insurance Group Co. Ltd. (H Shares)	2,065,400	8,922,417
China Petroleum & Chemical Corp. (H Shares)	19,176,000	19,328,714
China Southern Airlines Ltd. (H Shares) (a)	3,464,000	1,817,310
China Telecom Corp. Ltd. (H Shares)	23,906,000	13,909,528
Focus Media Holding Ltd. ADR (a)	136,900	4,812,035
Great Wall Motor Co. Ltd. (H Shares)	2,495,000	4,471,936
Guangzhou R&F Properties Co. Ltd. (H Shares)	3,199,200	4,358,258
Harbin Power Equipment Co. Ltd. (H Shares)	7,448,000	7,183,024
Huaneng Power International, Inc. (H Shares)	10,072,000	5,562,419
Industrial & Commercial Bank of China Ltd. (H Shares)	61,698,000	52,194,206
PetroChina Co. Ltd. (H Shares)	19,924,000	28,921,495
Ping An Insurance Group Co. China Ltd. (H Shares)	1,484,500	16,142,310
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	519,015	853,408
Shenzhen Expressway Co. Ltd. (H Shares)	5,510,000	3,675,083
Sinotrans Ltd. (H Shares)	15,154,000	3,707,377
Tianneng Power International Ltd.	1,118,000	590,217
Zhongpin, Inc. (a)(d)	157,000	2,621,900
TOTAL CHINA		326,008,140
Hong Kong - 11.7%
AIA Group Ltd.	7,336,400	24,702,479
Cathay Pacific Airways Ltd.	5,244,000	13,085,861
China Overseas Land & Investment Ltd.	6,030,000	11,599,887
Citic Pacific Ltd.	3,559,000	10,631,678
CNOOC Ltd.	15,061,000	37,435,037
Dah Chong Hong Holdings Ltd.	1,338,000	1,529,871
First Pacific Co. Ltd.	3,284,000	3,086,824
Galaxy Entertainment Group Ltd. (a)	520,000	934,705
Giordano International Ltd.	1,528,000	1,103,753
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Lung Group Ltd.	1,054,000	$ 7,097,872
Hong Kong Exchanges and Clearing Ltd.	345,700	7,887,674
Hongkong Land Holdings Ltd.	2,304,000	17,256,960
Hysan Development Co. Ltd.	811,000	3,785,426
New World Development Co. Ltd.	4,376,000	7,674,326
PCCW Ltd.	30,440,000	12,072,055
Power Assets Holdings Ltd.	4,067,500	28,465,115
Sino-Ocean Land Holdings Ltd.	7,406,000	4,205,408
Sinotruk Hong Kong Ltd.	1,757,000	1,456,946
SJM Holdings Ltd.	2,512,000	5,414,532
Swire Pacific Ltd. (A Shares)	978,500	14,942,778
Wharf Holdings Ltd.	1,827,000	13,362,039
TOTAL HONG KONG		227,731,226
India - 8.4%
Apollo Tyres Ltd.	1,157,964	1,815,901
Axis Bank Ltd.	276,700	8,044,339
Bajaj Auto Ltd.	198,387	6,607,670
Bank of Baroda	383,923	8,044,124
Bank of India	448,148	4,628,821
Bharti Airtel Ltd.	1,261,304	10,831,739
Canara Bank	515,543	7,360,656
Dena Bank	540,162	1,297,466
Ess Dee Aluminium Ltd.	283,652	2,958,621
Grasim Industries Ltd.	82,321	4,790,329
HCL Infosystems Ltd.	455,220	1,142,293
Hindalco Industries Ltd.	1,398,602	6,827,883
ICSA (India) Ltd.	492,574	1,290,009
Idea Cellular Ltd. (a)	1,774,559	2,762,786
Indian Oil Corp. Ltd.	828,912	6,365,512
Indian Overseas Bank	1,183,256	4,078,764
Mahindra & Mahindra Financial Services Ltd.	361,732	5,982,004
Oriental Bank of Commerce	731,322	5,710,277
Patni Computer Systems Ltd.	701,614	6,787,261
Piramal Healthcare Ltd.	252,126	2,611,559
Ramky Infrastructure Ltd.	239,799	1,578,160
Reliance Infrastructure Ltd.	148,144	2,209,356
Shree Renuka Sugars Ltd.	959,636	1,527,655
Shriram Transport Finance Co. Ltd.	99,430	1,741,008
Sintex Industries Ltd.	711,295	2,787,801
State Bank of India	168,342	10,668,444
Sun TV Ltd.	181,907	1,753,509
Tata Consultancy Services Ltd.	681,452	17,949,035
Tata Motors Ltd. Class A	358,771	5,508,641
Tata Power Co. Ltd.	170,995	5,040,015
Titan Industries Ltd.	32,116	2,924,294
Tulip Telecom Ltd.	507,161	1,791,766
Welspun Gujarat Stahl Rohren Ltd.	958,687	4,149,508
Yes Bank Ltd.	671,700	4,631,550
TOTAL INDIA		164,198,756

	Shares	Value
Indonesia - 3.5%
PT Aneka Tambang Tbk	3,507,000	$ 931,625
PT Astra International Tbk	2,133,500	13,988,342
PT Bank Rakyat Indonesia Tbk	34,409,000	25,915,262
PT BISI International Tbk (a)	2,443,000	476,391
PT Indofood Sukses Makmur Tbk	12,439,500	8,061,572
PT Indosat Tbk	1,569,500	980,480
PT Perusahaan Gas Negara Tbk Series B	18,897,500	8,826,493
PT Tower Bersama Infrastructure Tbk	9,965,000	2,821,713
PT XL Axiata Tbk	6,628,000	5,262,780
TOTAL INDONESIA		67,264,658
Japan - 0.1%
Daikokutenbussan Co. Ltd.	1,100	35,946
SMC Corp.	5,800	1,059,387
TOTAL JAPAN		1,095,333
Korea (South) - 21.0%
BS Financial Group, Inc. (a)	1,281,840	18,714,735
Cheil Worldwide, Inc.	544,220	7,028,762
CJ Corp.	153,101	11,577,497
Daegu Bank Co. Ltd.	251,320	4,210,225
Dongbu Insurance Co. Ltd.	128,640	6,140,044
Doosan Co. Ltd.	55,803	6,867,657
Doosan Construction & Engineering Co. Ltd.	557,850	2,673,084
Duksan Hi-Metal Co. Ltd. (a)	178,952	3,810,160
GS Holdings Corp.	93,469	7,829,173
Honam Petrochemical Corp.	28,891	10,220,677
Hyundai Department Store Co. Ltd.	27,110	3,983,405
Hyundai Heavy Industries Co. Ltd.	58,964	29,523,374
Hyundai Hysco Co. Ltd.	128,470	5,236,187
Hyundai Mobis	61,141	20,542,451
Hyundai Motor Co.	145,847	33,646,485
Hyundai Steel Co.	135,874	17,294,203
Industrial Bank of Korea	925,830	17,806,081
Kia Motors Corp.	215,220	15,489,387
Korea Investment Holdings Co. Ltd.	80,110	3,145,169
Korea Zinc Co. Ltd.	18,400	7,267,006
Kyeryong Construction Industrial Co. Ltd.	60,160	793,875
LG Chemical Ltd.	61,808	30,658,142
LIG Non-Life Insurance Co. Ltd.	145,380	3,598,783
Lotte Shopping Co. Ltd.	20,920	9,564,263
NHN Corp. (a)	55,965	11,130,142
Samsung Card Co. Ltd.	117,264	5,838,504
Samsung Electronics Co. Ltd.	97,828	81,759,813
SK Telecom Co. Ltd.	189,642	28,817,998
Sungwoo Hitech Co. Ltd.	148,040	2,999,592
TK Corp. (a)	39,546	893,810
TOTAL KOREA (SOUTH)		409,060,684
Malaysia - 1.7%
AMMB Holdings Bhd	4,492,700	9,675,418
Axiata Group Bhd (a)	5,864,400	9,699,767
Common Stocks - continued
	Shares	Value
Malaysia - continued
Glomac Bhd	1,615,900	$ 1,014,540
Hong Leong Bank Bhd	552,900	1,940,982
Malayan Banking Bhd	2,619,177	7,735,966
RHB Capital Bhd	1,069,300	3,197,974
TOTAL MALAYSIA		33,264,647
Mauritius - 0.4%
Golden Agri-Resources Ltd.	14,580,000	7,921,000
Philippines - 0.3%
Aboitiz Power Corp.	4,503,000	3,318,997
Universal Robina Corp.	3,382,000	2,947,053
TOTAL PHILIPPINES		6,266,050
Singapore - 4.8%
Avago Technologies Ltd.	66,300	2,218,398
China Minzhong Food Corp. Ltd.	1,068,000	1,579,249
City Developments Ltd.	906,000	8,763,564
First Resources Ltd.	4,105,000	4,627,997
Keppel Corp. Ltd.	3,408,900	33,140,730
SembCorp Industries Ltd.	3,857,000	17,015,481
SembCorp Marine Ltd.	2,619,000	12,131,637
Yangzijiang Shipbuilding Holdings Ltd.	3,045,000	4,502,635
Yanlord Land Group Ltd.	7,470,000	8,848,903
TOTAL SINGAPORE		92,828,594
Taiwan - 16.4%
Advanced Semiconductor Engineering, Inc.	10,415,000	12,178,561
ASUSTeK Computer, Inc.	820,000	7,375,283
Far East Department Stores Co. Ltd.	1,676,000	2,956,444
Farglory Land Development Co. Ltd.	1,367,000	3,111,909
Formosa Chemicals & Fibre Corp.	6,410,000	25,809,831
Formosa Plastics Corp.	7,034,000	28,690,187
Foxconn Technology Co. Ltd.	990,000	4,728,255
Fubon Financial Holding Co. Ltd.	20,200,034	29,576,484
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,984,000	11,286,875
HTC Corp.	597,250	27,067,283
Huaku Development Co. Ltd.	1,306,269	3,829,779
Insyde Software Corp.	463,928	2,288,507
King Slide Works Co. Ltd.	323,400	1,668,579
Nan Ya Plastics Corp.	4,811,000	14,725,669
Quanta Computer, Inc.	3,446,000	6,787,485
Siliconware Precision Industries Co. Ltd.	5,460,000	7,309,940
TaiChung Business Bank (a)	3,149,000	1,317,344
Taishin Financial Holdings Co. Ltd.	44,005,820	25,849,680
Taiwan Cement Corp.	5,714,364	8,356,896
Taiwan Semiconductor Manufacturing Co. Ltd.	25,290,192	65,306,696
Tripod Technology Corp.	2,384,000	11,261,356

	Shares	Value
Unified-President Enterprises Corp.	4,535,000	$ 6,513,579
United Microelectronics Corp.	19,928,000	10,384,548
TOTAL TAIWAN		318,381,170
Thailand - 5.4%
Advanced Info Service PCL (For. Reg.)	2,000,700	6,197,748
Asian Property Development PCL (For. Reg.)	12,387,100	2,613,487
Bangkok Bank Public Co. Ltd.:
(For. Reg.)	459,200	2,614,334
NVDR	910,200	5,181,983
Banpu PCL:
(For. Reg.)	75,400	1,883,737
NVDR unit	742,400	18,547,569
BEC World PCL (For. Reg.)	5,748,700	6,642,001
Bumrungrad Hospital PCL (For. Reg.)	693,000	899,322
Charoen Pokphand Foods PCL (For. Reg.)	8,362,500	8,261,679
Electricity Generating PCL NVDR unit	2,747,000	8,716,619
LPN Development PCL unit	7,290,500	2,612,470
National Finance PCL (For. Reg.)	4,629,800	4,729,032
PTT PCL (For. Reg.)	856,400	10,755,191
Siam Cement PCL (For. Reg.)	420,700	5,832,880
Siam Commercial Bank PCL (For. Reg.)	2,672,100	10,380,563
Siam Makro PCL (For. Reg.)	787,400	4,364,190
Supalai PCL (For. Reg.)	5,888,500	2,366,443
Total Access Communication PCL unit	1,054,400	1,783,228
TOTAL THAILAND		104,382,476
United Kingdom - 0.3%
HSBC Holdings PLC (Hong Kong)	572,803	6,233,186
United States of America - 0.2%
China Natural Gas, Inc. (a)(d)	84,700	449,757
Cognizant Technology Solutions Corp. Class A (a)	27,300	2,263,170
SORL Auto Parts, Inc. (a)(d)	188,800	972,320
TOTAL UNITED STATES OF AMERICA		3,685,247
TOTAL COMMON STOCKS (Cost $1,573,310,570)		1,912,064,290
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	19,904,553	$ 19,904,553
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,470,999	13,470,999
TOTAL MONEY MARKET FUNDS (Cost $33,375,552)		33,375,552
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,606,686,122)		1,945,439,842
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,218,840)
NET ASSETS - 100%		$ 1,943,221,002
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,530
Fidelity Securities Lending Cash Central Fund	246,894
Total	$ 266,424
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 409,060,684	$ 380,242,686	$ 28,817,998	$ -
China	326,008,140	256,468,674	69,539,466	-
Taiwan	318,381,170	223,201,425	95,179,745	-
Hong Kong	227,731,226	190,296,189	37,435,037	-
India	164,198,756	143,279,576	20,919,180	-
Thailand	104,382,476	104,382,476	-	-
Singapore	92,828,594	92,828,594	-	-
Cayman Islands	83,484,759	83,484,759	-	-
Indonesia	67,264,658	67,264,658	-	-
Other	118,723,827	109,454,326	9,269,501	-
Money Market Funds	33,375,552	33,375,552	-	-
Total Investments in Securities:	$ 1,945,439,842	$ 1,684,278,915	$ 261,160,927	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $409,207,336 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Asia Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,307,658) - See accompanying schedule: Unaffiliated issuers (cost $1,573,310,570)	$ 1,912,064,290
Fidelity Central Funds (cost $33,375,552)	33,375,552
Total Investments (cost $1,606,686,122)		$ 1,945,439,842
Foreign currency held at value (cost $353,679)		354,489
Receivable for investments sold		4,613,655
Receivable for fund shares sold		3,032,752
Dividends receivable		6,630,571
Distributions receivable from Fidelity Central Funds		25,498
Prepaid expenses		1,640
Other receivables		899,000
Total assets		1,960,997,447

Liabilities
Payable for investments purchased	$ 93,193
Payable for fund shares redeemed	2,451,139
Accrued management fee	808,368
Other affiliated payables	402,971
Other payables and accrued expenses	549,775
Collateral on securities loaned, at value	13,470,999
Total liabilities		17,776,445

Net Assets		$ 1,943,221,002
Net Assets consist of:
Paid in capital		$ 1,877,870,488
Undistributed net investment income		2,732,621
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(276,193,182)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		338,811,075
Net Assets, for 59,377,327 shares outstanding		$ 1,943,221,002

Net Asset Value, offering price and redemption price per share ($1,943,221,002 ÷ 59,377,327 shares)		$ 32.73

Statement of Operations

Six months ended April 30, 2011 (Unaudited)
Investment Income
Dividends		$ 15,187,335
Interest		580
Income from Fidelity Central Funds		266,424
Income before foreign taxes withheld		15,454,339
Less foreign taxes withheld		(1,630,050)
Total income		13,824,289

Expenses
Management fee
Basic fee	$ 6,443,433
Performance adjustment	(2,041,868)
Transfer agent fees	2,048,724
Accounting and security lending fees	405,205
Custodian fees and expenses	478,146
Independent trustees' compensation	4,572
Registration fees	53,516
Audit	50,723
Legal	4,108
Interest	2,881
Miscellaneous	163,607
Total expenses before reductions	7,613,047
Expense reductions	(413,069)	7,199,978
Net investment income (loss)		6,624,311
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	142,638,766
Foreign currency transactions	(347,272)
Futures contracts	(2,107,940)
Total net realized gain (loss)		140,183,554
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $490,151)	62,782,228
Assets and liabilities in foreign currencies	107,029
Total change in net unrealized appreciation (depreciation)		62,889,257
Net gain (loss)		203,072,811
Net increase (decrease) in net assets resulting from operations		$ 209,697,122

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,624,311	$ 25,364,629
Net realized gain (loss)	140,183,554	143,512,811
Change in net unrealized appreciation (depreciation)	62,889,257	237,384,013
Net increase (decrease) in net assets resulting from operations	209,697,122	406,261,453
Distributions to shareholders from net investment income	(28,179,915)	(30,524,290)
Distributions to shareholders from net realized gain	(6,100,808)	(28,589,443)
Total distributions	(34,280,723)	(59,113,733)
Share transactions - net increase (decrease)	50,002,202	(368,409,021)
Redemption fees	240,110	282,689
Total increase (decrease) in net assets	225,658,711	(20,978,612)

Net Assets
Beginning of period	1,717,562,291	1,738,540,903
End of period (including undistributed net investment income of $2,732,621 and undistributed net investment income of $24,288,225, respectively)	$ 1,943,221,002	$ 1,717,562,291

Financial Highlights

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 29.70	$ 23.98	$ 18.50	$ 49.39	$ 25.59	$ 18.70
Income from Investment Operations
Net investment income (loss) D	.11	.39	.58 G	.44	.33	.33
Net realized and unrealized gain (loss)	3.51	6.16	5.09	(28.21)	24.95	7.23
Total from investment operations	3.62	6.55	5.67	(27.77)	25.28	7.56
Distributions from net investment income	(.49)	(.43)	(.20)	(.28)	(.23)	(.26)
Distributions from net realized gain	(.11)	(.40)	-	(2.89)	(1.29)	(.43)
Total distributions	(.59) J	(.83)	(.20)	(3.17)	(1.52)	(.69)
Redemption fees added to paid in capital D	- I	- I	.01	.05	.04	.02
Net asset value, end of period	$ 32.73	$ 29.70	$ 23.98	$ 18.50	$ 49.39	$ 25.59
Total Return B,C	12.37%	27.93%	31.08%	(59.64)%	104.22%	41.50%
Ratios to Average Net Assets E,H
Expenses before reductions	.84% A	.78%	1.14%	1.18%	1.08%	1.21%
Expenses net of fee waivers, if any	.84% A	.78%	1.14%	1.18%	1.08%	1.21%
Expenses net of all reductions	.79% A	.74%	.99%	1.04%	.98%	1.04%
Net investment income (loss)	.73% A	1.50%	2.86% G	1.34%	.96%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,943,221	$ 1,717,562	$ 1,736,852	$ 1,605,632	$ 6,293,936	$ 1,592,948
Portfolio turnover rate F	124% A	105%	220%	147%	72%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share. J Total distributions of $.59 per share is comprised of distributions from net investment income of $.485 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Emerging Asia Fund (the Fund) (formerly Fidelity Southeast Asia Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offered Class F shares during the period June 26, 2009 through June 11, 2010 and all outstanding shares were redeemed by October 31, 2010. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund.

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 371,539,502
Gross unrealized depreciation	(36,070,354)
Net unrealized appreciation (depreciation) on securities and other investments	$ 335,469,148
Tax cost	$ 1,609,970,694

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock markets and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $(2,107,940) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,100,217,728 and $1,100,171,161, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,151 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,293,222.43%		$ 2,881

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,135 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $246,894, including $195 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $413,048 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010 A
From net investment income
Emerging Asia	$ 28,179,915	$ 30,460,836
Class F	-	63,454
Total	$ 28,179,915	$ 30,524,290
From net realized gain
Emerging Asia	$ 6,100,808	$ 28,534,741
Class F	-	54,702
Total	$ 6,100,808	$ 28,589,443

A All Class F shares were redeemed on June 11, 2010.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010 A	Six months ended April 30, 2011	Year ended October 31, 2010 A
Emerging Asia
Shares sold	10,530,537	9,549,252	$ 324,200,941	$ 251,925,297
Reinvestment of distributions	1,090,764	2,258,330	32,690,177	56,751,824
Shares redeemed	(10,081,794)	(26,400,169)	(306,888,916)	(675,382,094)
Net increase (decrease)	1,539,507	(14,592,587)	$ 50,002,202	$ (366,704,973)
Class F
Shares sold	-	608,072	$ -	$ 15,362,404
Reinvestment of distributions	-	4,704	-	118,156
Shares redeemed	-	(683,167)	-	(17,184,608)
Net increase (decrease)	-	(70,391)	$ -	$ (1,704,048)

A All Class F shares were redeemed on June 11, 2010.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Emerging Markets	1.08%
Actual		$ 1,000.00	$ 1,098.00	$ 5.62
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Class K	.89%
Actual		$ 1,000.00	$ 1,098.80	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Korea (South)	16.6%
Brazil	14.5%
Taiwan	10.6%
Russia	9.1%
China	8.7%
South Africa	5.1%
Indonesia	4.6%
India	4.5%
Cayman Islands	3.6%
Other	22.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Brazil	13.6%
Korea (South)	11.6%
India	8.7%
Russia	7.9%
China	7.8%
Taiwan	7.0%
South Africa	6.4%
Indonesia	6.0%
Hong Kong	4.0%
Other	27.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.8	98.2
Short-Term Investments and Net Other Assets	2.2	1.8
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	2.5	0.0
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.5	1.9
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	2.1	2.0
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	2.1	2.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.9	0.5
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.8	1.8
Hyundai Motor Co. (Korea (South), Automobiles)	1.7	1.4
Itau Unibanco Banco Multiplo SA sponsored ADR (Brazil, Commercial Banks)	1.6	0.0
CNOOC Ltd. (Hong Kong, Oil, Gas & Consumable Fuels)	1.6	1.8
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.6	1.2
	19.4
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	26.0
Materials	16.3	16.0
Energy	15.4	13.3
Information Technology	13.4	9.4
Consumer Discretionary	8.2	10.7
Industrials	6.7	7.2
Telecommunication Services	5.6	6.9
Consumer Staples	5.5	5.0
Utilities	2.5	2.0
Health Care	0.4	1.7

Semiannual Report

Fidelity Emerging Markets Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 0.0%
Extract Resources Ltd. (a)	13,725	$ 100,530
Austria - 0.3%
Erste Bank AG (d)	329,500	16,652,450
Bailiwick of Jersey - 0.6%
Randgold Resources Ltd. sponsored ADR	199,700	17,288,029
West China Cement Ltd. (a)	24,700,000	10,177,305
TOTAL BAILIWICK OF JERSEY		27,465,334
Bermuda - 1.8%
Alliance Oil Co. Ltd. (depositary receipt) (a)(d)	517,000	10,248,465
Central European Media Enterprises Ltd. Class A (a)	222,500	5,097,475
Cheung Kong Infrastructure Holdings Ltd.	3,501,000	17,062,546
China Glass Holdings Ltd. (a)	4,766,000	2,761,547
China Yurun Food Group Ltd.	6,658,000	24,390,006
GP Investments Ltd. (depositary receipt) (a)	1,756,114	7,344,582
Great Eagle Holdings Ltd.	1,405,000	4,993,111
Orient Overseas International Ltd.	2,428,500	18,542,942
TOTAL BERMUDA		90,440,674
Brazil - 14.5%
Arezzo Industria e Comercio SA	87,500	1,356,464
Banco Bradesco SA (PN) sponsored ADR (d)	3,618,350	73,199,221
Banco do Estado do Rio Grande do Sul SA	1,202,200	14,441,988
Brasil Foods SA	1,283,800	25,728,224
Brasil Insurance Participacoes e Administracao SA	9,400	11,829,912
Cia Hering SA	773,200	16,733,910
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	335,997	15,274,424
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	1,440,200	46,921,716
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	634,000	18,363,554
Eletropaulo Metropolitana SA (PN-B)	1,019,700	24,823,308
Estacio Participacoes SA	541,200	7,911,778
Even Construtora e Incorporadora SA	1,142,300	6,280,363
Itau Unibanco Banco Multiplo SA sponsored ADR	3,350,100	79,564,875
Light SA	726,700	12,240,228
Marcopolo SA (PN)	1,061,800	4,751,206
Mills Estruturas e Servicos de Engenharia SA	197,900	2,704,411
OGX Petroleo e Gas Participacoes SA (a)	4,199,200	45,080,079
PDG Realty SA Empreendimentos e Participacoes	2,873,200	16,874,320
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	121,719	4,543,770
(PN) (non-vtg.)	1,436,700	23,377,309

	Shares	Value
(PN) sponsored ADR (non-vtg.)	2,409,139	$ 80,392,968
SLC Agricola SA	48,300	607,856
Tecnisa SA	800,500	6,278,631
Tegma Gestao Logistica	722,200	12,380,178
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	805,100	37,984,618
Ultrapar Participacoes SA	353,800	6,172,891
Vale SA (PN-A) sponsored ADR	3,481,798	104,105,760
Vivo Participacoes SA sponsored ADR	355,247	14,852,877
TOTAL BRAZIL		714,776,839
British Virgin Islands - 0.4%
Arcos Dorados Holdings, Inc.	329,800	7,265,494
Mail.ru Group Ltd.:
GDR (a)(e)	364,500	11,190,150
GDR (Reg. S) (a)	40,000	1,228,000
TOTAL BRITISH VIRGIN ISLANDS		19,683,644
Canada - 1.1%
Carpathian Gold, Inc. (a)	847,500	389,665
Eldorado Gold Corp.	1,211,911	22,557,608
First Quantum Minerals Ltd.	148,500	21,162,937
SouthGobi Energy Resources Ltd. (a)	165,800	2,081,919
Uranium One, Inc.	2,294,800	9,556,613
TOTAL CANADA		55,748,742
Cayman Islands - 3.6%
Belle International Holdings Ltd.	595,000	1,161,454
Central China Real Estate Ltd.	8,845,000	2,448,624
China Shanshui Cement Group Ltd.	26,720,000	29,932,400
Country Garden Holdings Co. Ltd.	21,175,000	8,588,549
Eurasia Drilling Co. Ltd. GDR (Reg. S)	619,100	20,863,670
EVA Precision Industrial Holdings Ltd.	16,330,000	13,982,785
Gourmet Master Co. Ltd.	256,000	2,677,358
Kaisa Group Holdings Ltd. (a)	6,759,000	2,741,441
Kingboard Chemical Holdings Ltd.	4,442,500	24,339,567
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	893,800	9,599,412
Minth Group Ltd.	49,000	75,333
Sany Heavy Equipment International Holdings Co. Ltd.	5,156,000	9,148,459
Shenguan Holdings Group Ltd.	9,162,000	12,174,631
SOHO China Ltd.	12,551,500	10,844,362
Spreadtrum Communications, Inc. ADR (a)(d)	442,600	9,471,640
TPK Holdings Co.	370,000	11,041,311
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	806,200	10,101,686
TOTAL CAYMAN ISLANDS		179,192,682
Chile - 0.1%
Enersis SA sponsored ADR	190,496	4,068,995
China - 8.7%
Agricultural Bank China Ltd. (H Shares)	51,310,000	30,324,981
Anhui Expressway Co. Ltd. (H Shares)	8,504,000	7,117,418
Common Stocks - continued
	Shares	Value
China - continued
Baidu.com, Inc. sponsored ADR (a)	163,693	$ 24,311,684
Changyou.com Ltd. (A Shares) ADR (a)(d)	227,500	10,310,300
China Communications Construction Co. Ltd. (H Shares)	15,366,000	14,186,192
China Communications Services Corp. Ltd. (H Shares)	22,858,000	13,950,906
China Construction Bank Corp. (H Shares)	82,627,000	78,091,521
China Minsheng Banking Corp. Ltd. (H Shares)	24,080,000	23,099,288
China National Building Materials Co. Ltd. (H Shares)	5,004,000	10,541,112
China Oilfield Services Ltd. (H Shares)	6,242,000	12,345,276
Comba Telecom Systems Holdings Ltd.	3,937,000	4,912,189
Digital China Holdings Ltd. (H Shares)	6,807,000	13,234,835
Great Wall Motor Co. Ltd. (H Shares)	4,006,000	7,180,191
Guangzhou R&F Properties Co. Ltd. (H Shares)	6,069,600	8,268,592
Harbin Power Equipment Co. Ltd. (H Shares)	19,704,000	19,002,995
Industrial & Commercial Bank of China Ltd. (H Shares)	107,299,670	90,771,517
SINA Corp. (a)	113,000	15,226,750
Suning Appliance Chain Store Co. Ltd. (UBS Warrant Programme) warrants 1/7/14 (a)	2,360,900	4,742,896
Weichai Power Co. Ltd. (H Shares)	1,513,000	10,325,251
Yantai Changyu Pioneer Wine Co. (B Shares)	1,548,446	17,146,692
Zhaojin Mining Industry Co. Ltd. (H Shares)	443,500	2,052,950
ZTE Corp. (H Shares)	3,206,400	11,539,456
TOTAL CHINA		428,682,992
Czech Republic - 1.4%
Ceske Energeticke Zavody AS	670,000	38,419,408
Komercni Banka AS	119,500	31,516,725
TOTAL CZECH REPUBLIC		69,936,133
Egypt - 0.4%
Commercial International Bank Ltd. sponsored GDR	3,631,182	17,465,985
Finland - 0.1%
Nokian Tyres PLC	109,500	5,676,699
Georgia - 0.2%
Bank of Georgia GDR (Reg. S) (a)	480,001	9,264,019
Greece - 0.0%
Folli Follie Group (a)	135,900	2,566,512
Hong Kong - 2.6%
China Insurance International Holdings Co. Ltd. (a)	1,668,600	4,587,076
China Overseas Land & Investment Ltd.	9,732,000	18,721,409
CNOOC Ltd.	30,703,000	76,314,185

	Shares	Value
CNOOC Ltd. sponsored ADR (d)	11,300	$ 2,818,785
Giordano International Ltd.	3,632,000	2,623,581
Shanghai Industrial Holdings Ltd.	4,772,000	18,832,881
Sino-Ocean Land Holdings Ltd.	7,970,500	4,525,953
TOTAL HONG KONG		128,423,870
India - 4.5%
Aurobindo Pharma Ltd.	559,563	2,459,270
Bank of Baroda	1,448,252	30,344,416
Bharti Airtel Ltd.	2,912,792	25,014,272
Canara Bank	948,242	13,538,509
Grasim Industries Ltd.	69,499	4,044,206
Gujarat State Fertilizers & Chemicals Ltd.	306,432	2,585,163
Indian Overseas Bank	5,515,424	19,012,042
Infosys Technologies Ltd. sponsored ADR (d)	149,787	9,763,117
Infrastructure Development Finance Co. Ltd.	4,767,027	15,651,317
ITC Ltd.	3,000	13,039
Mahindra & Mahindra Financial Services Ltd.	684,378	11,317,637
Shriram Transport Finance Co. Ltd.	800,424	14,015,333
Sintex Industries Ltd.	660,858	2,590,121
State Bank of India	237,526	15,052,885
Tata Consultancy Services Ltd.	1,722,485	45,369,216
Tata Motors Ltd. Class A	310,325	4,764,791
Tata Power Co. Ltd.	26,682	786,442
Thermax Ltd.	338,547	4,950,643
TOTAL INDIA		221,272,419
Indonesia - 4.6%
PT Astra International Tbk	5,726,500	37,545,930
PT Bank Mandiri (Persero) Tbk	17,501,000	14,611,431
PT Bank Rakyat Indonesia Tbk	54,614,000	41,132,731
PT Bank Tabungan Negara Tbk	47,112,500	9,407,107
PT Bumi Serpong Damai Tbk	68,194,400	7,325,890
PT Ciputra Development Tbk (a)	98,853,500	4,501,741
PT Delta Dunia Petroindo Tbk (a)	64,580,000	9,803,141
PT Indo Tambangraya Megah Tbk	1,843,500	10,074,253
PT Indocement Tunggal Prakarsa Tbk	3,108,000	6,169,554
PT Indofood Sukses Makmur Tbk	47,233,500	30,610,255
PT Indosat Tbk	8,781,500	5,485,880
PT Kalbe Farma Tbk	10,203,500	4,259,406
PT Mitra Adiperkasa Tbk	1,728,000	660,813
PT Semen Gresik (Persero) Tbk	7,079,000	7,852,706
PT Summarecon Agung Tbk	23,999,500	3,530,991
PT Tambang Batubbara Bukit Asam Tbk	2,500	6,510
PT Tower Bersama Infrastructure Tbk	40,320,000	11,417,108
PT XL Axiata Tbk	30,148,500	23,938,584
TOTAL INDONESIA		228,334,031
Isle of Man - 0.1%
Bahamas Petroleum Co. PLC (a)	10,955,320	3,293,958
Common Stocks - continued
	Shares	Value
Israel - 0.1%
Orbotech Ltd. (a)	243,828	$ 3,125,875
Kazakhstan - 0.4%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	981,411	22,228,959
Korea (South) - 16.6%
BS Financial Group, Inc. (a)	179,110	2,614,988
Celltrion, Inc.	143,140	4,916,458
Cheil Worldwide, Inc.	472,440	6,101,702
CJ CGV Co. Ltd.	214,490	5,610,662
CJ Corp.	321,306	24,297,157
Doosan Co. Ltd.	127,072	15,638,709
GS Holdings Corp.	390,580	32,715,857
Hanwha Corp.	167,200	7,698,864
Honam Petrochemical Corp.	84,446	29,874,191
Hotel Shilla Co.	325,880	8,036,438
Hynix Semiconductor, Inc.	937,490	29,655,730
Hyundai Department Store Co. Ltd.	142,647	20,959,821
Hyundai Engineering & Construction Co. Ltd.	266,577	22,428,883
Hyundai Fire & Marine Insurance Co. Ltd.	269,580	7,102,175
Hyundai Heavy Industries Co. Ltd.	114,166	57,163,109
Hyundai Mobis	103,185	34,668,599
Hyundai Motor Co.	356,993	82,357,261
Hyundai Steel Co.	224,959	28,633,046
Industrial Bank of Korea	1,858,240	35,738,712
Kia Motors Corp.	730,500	52,574,098
Korea Zinc Co. Ltd.	12,470	4,924,977
KT&G Corp.	385,419	22,869,025
LG Chemical Ltd.	111,502	55,307,471
LG Telecom Ltd.	839,240	5,113,196
LIG Non-Life Insurance Co. Ltd.	55,850	1,382,529
Lotte Samkang Co. Ltd.	12,867	3,913,686
Meritz Financial Holdings Co. (a)	389,626	1,901,278
Meritz Fire & Marine Insurance Co. Ltd.	1,154,163	13,286,100
Nong Shim Co. Ltd.	26,095	6,093,308
OCI Co. Ltd.	66,216	39,661,413
Paradise Co. Ltd.	1,774,378	10,412,115
S&T Daewoo Co. Ltd.	51,870	1,512,166
Samsung Card Co. Ltd.	196,615	9,789,343
Samsung Electronics Co. Ltd.	147,261	123,073,478
SK Chemicals Co. Ltd.	36,919	2,618,393
SKC Co. Ltd.	65,310	3,759,067
Sungwoo Hitech Co. Ltd.	361,028	7,315,164
TOTAL KOREA (SOUTH)		821,719,169
Lebanon - 0.0%
BLOM Bank SAL GDR	247,400	2,288,450
Luxembourg - 0.9%
Evraz Group SA GDR (a)	631,849	21,419,681

	Shares	Value
MHP SA GDR (Reg. S) (a)	42,200	$ 780,700
Millicom International Cellular SA	206,600	22,383,044
TOTAL LUXEMBOURG		44,583,425
Malaysia - 0.7%
Axiata Group Bhd (a)	15,292,500	25,293,924
IJM Corp. Bhd	392,400	821,225
RHB Capital Bhd	3,352,400	10,026,081
TOTAL MALAYSIA		36,141,230
Mauritius - 0.2%
Golden Agri-Resources Ltd.	17,022,000	9,247,686
Mexico - 1.8%
America Movil SAB de CV Series L sponsored ADR	1,308,533	74,848,088
Cemex SA de CV sponsored ADR	1,693,540	14,699,927
TOTAL MEXICO		89,548,015
Nigeria - 0.5%
Diamond Bank PLC	47,978,943	2,047,598
Guaranty Trust Bank PLC GDR (Reg. S)	2,961,439	18,657,066
Guinness Nigeria PLC	2,079,687	2,756,779
TOTAL NIGERIA		23,461,443
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	605,000	25,210,350
Poland - 0.5%
Lubelski Wegiel Bogdanka S.A. (a)	93,409	4,430,202
Polski Koncern Naftowy Orlen SA (a)	1,079,795	22,494,458
TOTAL POLAND		26,924,660
Portugal - 0.2%
Jeronimo Martins SGPS SA	598,435	9,821,333
Russia - 9.1%
Cherkizovo Group OJSC GDR (a)	488,565	9,524,887
Lukoil Oil Co. sponsored ADR	462,500	32,236,250
Magnit OJSC GDR (Reg. S)	870,600	24,376,800
Mechel Steel Group OAO sponsored ADR (d)	807,000	23,055,990
OAO Gazprom sponsored ADR	7,323,670	124,941,814
OAO NOVATEK GDR	283,758	39,867,999
OAO Tatneft sponsored ADR	775,900	34,985,331
OAO TMK GDR (Reg. S) (a)	421,500	8,636,535
OJSC Oil Co. Rosneft GDR (Reg. S)	3,876,100	34,594,193
Polymetal JSC GDR (Reg. S) (a)	474,361	9,079,270
Sberbank (Savings Bank of the Russian Federation)	14,240,900	51,946,205
Sberbank (Savings Bank of the Russian Federation) GDR	39,513	15,758,302
Severstal JSC (a)	870,735	15,965,011
Uralkali JSC GDR (Reg. S)	543,900	22,827,483
TOTAL RUSSIA		447,796,070
Common Stocks - continued
	Shares	Value
Singapore - 0.9%
China Minzhong Food Corp. Ltd.	1,734,000	$ 2,564,062
GMG Global Ltd.	10,490,000	2,399,575
Keppel Corp. Ltd.	2,845,700	27,665,398
Straits Asia Resources Ltd.	1,560,000	3,759,650
Yangzijiang Shipbuilding Holdings Ltd.	1,607,000	2,376,267
Yanlord Land Group Ltd.	3,733,000	4,422,082
TOTAL SINGAPORE		43,187,034
Slovenia - 0.1%
Krka dd Novo mesto (a)	55,303	4,873,931
South Africa - 5.1%
Absa Group Ltd.	755,022	15,626,297
African Bank Investments Ltd.	5,989,799	34,924,347
African Rainbow Minerals Ltd.	444,639	14,458,594
Anglo Platinum Ltd.	200,415	20,350,418
AngloGold Ashanti Ltd.	611,900	31,143,228
AngloGold Ashanti Ltd. sponsored ADR	392,708	20,020,254
Exxaro Resources Ltd. (f)	213,100	5,755,119
Foschini Ltd. (f)	1,787,921	24,660,041
Life Healthcare Group Holdings Ltd. (f)	1,957,200	5,005,665
Mr Price Group Ltd.	1,508,345	15,430,757
Sanlam Ltd. (f)	4,303,400	18,448,524
Sasol Ltd.	406,800	23,493,890
Sasol Ltd. sponsored ADR	376,800	21,786,576
TOTAL SOUTH AFRICA		251,103,710
Taiwan - 10.6%
Advanced Semiconductor Engineering, Inc.	8,684,605	10,155,160
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	6,165,140	36,374,326
Catcher Technology Co. Ltd.	1,910,000	11,985,358
Chroma ATE, Inc.	3,913,256	12,891,849
Edison Opto Corp.	419,456	1,879,034
EVA Airways Corp. (a)	9,864,000	9,061,056
Formosa Chemicals & Fibre Corp.	7,002,000	28,193,516
Formosa Plastics Corp.	10,049,000	40,987,729
Fubon Financial Holding Co. Ltd.	30,706,651	44,960,061
Hon Hai Precision Industry Co. Ltd. (Foxconn)	13,009,000	49,206,084
HTC Corp.	1,382,100	62,636,570
Huaku Development Co. Ltd.	2,707,000	7,936,507
Kinsus Interconnect Technology Corp.	2,523,000	8,786,742
Ruentex Development Co. Ltd.	10,390,000	17,277,427
Siliconware Precision Industries Co. Ltd.	4,100,000	5,489,149
Siliconware Precision Industries Co. Ltd. sponsored ADR	706,700	4,791,426
Synnex Technology International Corp.	1,494,000	3,807,265
Taishin Financial Holdings Co. Ltd.	60,363,380	35,458,357
Taiwan Cement Corp.	22,601,599	33,053,411
Taiwan Semiconductor Manufacturing Co. Ltd.	25,653,447	66,244,727

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,115,000	$ 28,552,500
Yang Ming Marine Transport Corp. (a)	4,308,000	3,641,938
TOTAL TAIWAN		523,370,192
Thailand - 2.3%
Advanced Info Service PCL (For. Reg.)	7,580,100	23,481,555
Asian Property Development PCL (For. Reg.)	29,591,100	6,243,266
PTT PCL (For. Reg.)	2,656,200	33,358,171
Siam Cement PCL (For. Reg.)	1,183,300	16,406,102
Siam Commercial Bank PCL (For. Reg.)	8,777,000	34,096,852
Total Access Communication PCL (For. Reg.)	105,200	177,917
TOTAL THAILAND		113,763,863
Turkey - 1.3%
Aygaz AS	1,107,151	8,225,382
Tofas Turk Otomobil Fabrikasi AS	1,834,988	10,544,244
Turkiye Garanti Bankasi AS	6,410,895	33,213,578
Turkiye Vakiflar Bankasi TAO	5,484,000	14,566,312
TOTAL TURKEY		66,549,516
United Kingdom - 0.5%
Fresnillo PLC	287,900	7,891,703
Xstrata PLC	711,770	18,089,731
TOTAL UNITED KINGDOM		25,981,434
United States of America - 0.5%
China Agritech, Inc. (a)(d)	190,400	1,178,957
Freeport-McMoRan Copper & Gold, Inc.	313,452	17,249,264
Sohu.com, Inc. (a)	50,500	5,340,880
TOTAL UNITED STATES OF AMERICA		23,769,101
TOTAL COMMON STOCKS (Cost $3,609,662,210)		4,837,741,954
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.13% (b)	24,499,058	24,499,058
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	127,486,438	127,486,438
TOTAL MONEY MARKET FUNDS (Cost $151,985,496)		151,985,496
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,761,647,706)		4,989,727,450
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(43,873,786)
NET ASSETS - 100%		$ 4,945,853,664
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,190,150 or 0.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,105
Fidelity Securities Lending Cash Central Fund	954,936
Total	$ 985,041
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 821,719,169	$ 819,817,891	$ -	$ 1,901,278
Brazil	714,776,839	714,776,839	-	-
Taiwan	523,370,192	441,481,156	81,889,036	-
Russia	447,796,070	447,796,070	-	-
China	428,682,992	423,940,096	4,742,896	-
South Africa	251,103,710	196,466,592	54,637,118	-
Indonesia	228,334,031	228,334,031	-	-
India	221,272,419	186,883,797	34,388,622	-
Cayman Islands	179,192,682	179,192,682	-	-
United States of America	23,769,101	22,590,144	-	1,178,957
Other	997,724,749	921,410,564	76,314,185	-
Money Market Funds	151,985,496	151,985,496	-	-
Total Investments in Securities:	$ 4,989,727,450	$ 4,734,675,358	$ 251,971,857	$ 3,080,235
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(3,031,355)
Cost of Purchases	6,111,590
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,080,235
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (3,031,355)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $581,445,081 of which $11,565,560 and $569,879,521 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $123,852,480) - See accompanying schedule: Unaffiliated issuers (cost $3,609,662,210)	$ 4,837,741,954
Fidelity Central Funds (cost $151,985,496)	151,985,496
Total Investments (cost $3,761,647,706)		$ 4,989,727,450
Foreign currency held at value (cost $9,742,036)		9,744,182
Receivable for investments sold		147,784,316
Receivable for fund shares sold		5,252,162
Dividends receivable		22,938,761
Distributions receivable from Fidelity Central Funds		141,413
Prepaid expenses		4,419
Other receivables		3,503,977
Total assets		5,179,096,680

Liabilities
Payable for investments purchased
Regular delivery	$ 84,556,875
Delayed delivery	7,491,325
Payable for fund shares redeemed	8,193,635
Accrued management fee	2,883,997
Other affiliated payables	948,645
Other payables and accrued expenses	1,682,101
Collateral on securities loaned, at value	127,486,438
Total liabilities		233,243,016

Net Assets		$ 4,945,853,664
Net Assets consist of:
Paid in capital		$ 3,959,855,166
Undistributed net investment income		18,338,353
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(260,728,324)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,228,388,469
Net Assets		$ 4,945,853,664

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Emerging Markets: Net Asset Value, offering price and redemption price per share ($4,017,939,559 ÷ 144,331,313 shares)	$ 27.84

Class K: Net Asset Value, offering price and redemption price per share ($927,914,105 ÷ 33,361,227 shares)	$ 27.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 50,383,895
Interest		2,549
Income from Fidelity Central Funds		985,041
Income before foreign taxes withheld		51,371,485
Less foreign taxes withheld		(4,207,518)
Total income		47,163,967

Expenses
Management fee	$ 17,306,227
Transfer agent fees	5,165,755
Accounting and security lending fees	792,443
Custodian fees and expenses	2,150,012
Independent trustees' compensation	12,422
Registration fees	81,883
Audit	63,412
Legal	8,624
Interest	14,050
Miscellaneous	23,305
Total expenses before reductions	25,618,133
Expense reductions	(1,597,190)	24,020,943
Net investment income (loss)		23,143,024
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	398,010,465
Foreign currency transactions	(2,019,437)
Total net realized gain (loss)		395,991,028
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $4,553,235)	26,302,368
Assets and liabilities in foreign currencies	194,392
Total change in net unrealized appreciation (depreciation)		26,496,760
Net gain (loss)		422,487,788
Net increase (decrease) in net assets resulting from operations		$ 445,630,812

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,143,024	$ 44,633,525
Net realized gain (loss)	395,991,028	524,250,063
Change in net unrealized appreciation (depreciation)	26,496,760	400,552,581
Net increase (decrease) in net assets resulting from operations	445,630,812	969,436,169
Distributions to shareholders from net investment income	(49,437,799)	(23,159,233)
Distributions to shareholders from net realized gain	(24,690,435)	(26,416,955)
Total distributions	(74,128,234)	(49,576,188)
Share transactions - net increase (decrease)	(290,569,747)	23,065,054
Redemption fees	949,880	1,389,036
Total increase (decrease) in net assets	81,882,711	944,314,071

Net Assets
Beginning of period	4,863,970,953	3,919,656,882
End of period (including undistributed net investment income of $18,338,353 and undistributed net investment income of $44,633,128, respectively)	$ 4,945,853,664	$ 4,863,970,953

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 25.72	$ 20.68	$ 13.71	$ 37.55	$ 22.04	$ 15.71
Income from Investment Operations
Net investment income (loss) D	.12	.23	.17	.42 G	.25	.21
Net realized and unrealized gain (loss)	2.36	5.05	7.03	(22.73)	15.44	6.31
Total from investment operations	2.48	5.28	7.20	(22.31)	15.69	6.52
Distributions from net investment income	(.24)	(.12)	(.24)	(.19)	(.20)	(.21)
Distributions from net realized gain	(.13)	(.14)	-	(1.37)	-	-
Total distributions	(.37)	(.25) I	(.24)	(1.56)	(.20)	(.21)
Redemption fees added to paid in capital D	.01	.01	.01	.03	.02	.02
Net asset value, end of period	$ 27.84	$ 25.72	$ 20.68	$ 13.71	$ 37.55	$ 22.04
Total Return B, C	9.80%	25.76%	53.95%	(61.84)%	71.81%	41.96%
Ratios to Average Net Assets E, H
Expenses before reductions	1.08% A	1.14%	1.16%	1.07%	1.05%	1.11%
Expenses net of fee waivers, if any	1.08% A	1.14%	1.16%	1.07%	1.05%	1.11%
Expenses net of all reductions	1.02% A	1.09%	1.10%	1.02%	.99%	1.01%
Net investment income (loss)	.91% A	1.00%	1.09%	1.47% G	.89%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,017,940	$ 3,975,342	$ 3,649,582	$ 2,086,196	$ 6,609,045	$ 3,005,145
Portfolio turnover rate F	118% A	85%	88%	63%	52%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.135 per share.

Financial Highlights - Class K

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.75	$ 20.69	$ 13.72	$ 31.99
Income from Investment Operations
Net investment income (loss) D	.14	.28	.22	.15 G
Net realized and unrealized gain (loss)	2.36	5.05	7.02	(18.43)
Total from investment operations	2.50	5.33	7.24	(18.28)
Distributions from net investment income	(.32)	(.15)	(.28)	-
Distributions from net realized gain	(.13)	(.14)	-	-
Total distributions	(.45)	(.28) J	(.28)	-
Redemption fees added to paid in capital D	.01	.01	.01	.01
Net asset value, end of period	$ 27.81	$ 25.75	$ 20.69	$ 13.72
Total Return B, C	9.88%	26.03%	54.44%	(57.11)%
Ratios to Average Net Assets E, I
Expenses before reductions	.89% A	.90%	.91%	.92% A
Expenses net of fee waivers, if any	.89% A	.90%	.91%	.92% A
Expenses net of all reductions	.82% A	.84%	.84%	.87% A
Net investment income (loss)	1.10% A	1.24%	1.35%	2.02% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 927,914	$ 888,629	$ 270,075	$ 87,427
Portfolio turnover rate F	118% A	85%	88%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.71%. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.28 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.135 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,228,307,269
Gross unrealized depreciation	(45,398,067)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,182,909,202
Tax cost	$ 3,806,818,248

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,849,792,239 and $3,203,557,480, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Emerging Markets	$ 4,928,704.25
Class K	237,051.05
	$ 5,165,755

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $939 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,235,143.40%		$ 4,115

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit - continued

pro-rata portion of the line of credit, which amounted to $8,568 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $954,936. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $27,506,300. The weighted average interest rate was .65%. The interest expense amounted to $9,935 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,596,973 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $217.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Emerging Markets	$ 38,140,950	$ 21,030,807
Class K	11,296,849	2,128,426
Total	$ 49,437,799	$ 23,159,233
From net realized gain
Emerging Markets	$ 20,164,680	$ 24,475,486
Class K	4,525,755	1,941,469
Total	$ 24,690,435	$ 26,416,955

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Emerging Markets
Shares sold	25,796,249	69,154,267	$ 677,079,168	$ 1,590,197,264
Reinvestment of distributions	2,151,168	1,952,719	55,865,828	43,877,566
Shares redeemed	(38,161,325)	(92,999,725)	(993,840,288)	(2,095,951,354)
Net increase (decrease)	(10,213,908)	(21,892,739)	$ (260,895,292)	$ (461,876,524)
Class K
Shares sold	6,546,573	28,708,422	$ 170,767,640	$ 648,209,971
Reinvestment of distributions	610,205	181,368	15,822,604	4,069,895
Shares redeemed	(8,302,821)	(7,437,639)	(216,264,699)	(167,338,288)
Net increase (decrease)	(1,146,043)	21,452,151	$ (29,674,455)	$ 484,941,578

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Europe Capital Appreciation Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Actual	1.06%	$ 1,000.00	$ 1,157.30	$ 5.67
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.54	$ 5.31

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Europe Capital Appreciation Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom	28.8%
France	15.0%
Germany	10.1%
Spain	7.3%
Switzerland	5.0%
Italy	4.6%
United States of America	4.1%
Russia	3.3%
Denmark	3.3%
Other	18.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom	29.7%
France	13.1%
Germany	10.2%
Switzerland	9.5%
Spain	4.9%
Sweden	4.0%
United States of America	3.5%
Denmark	3.1%
Belgium	3.1%
Other	18.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.5	99.6
Short-Term Investments and Net Other Assets	0.5	0.4
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	3.5	3.1
Banco Santander SA (Spain, Commercial Banks)	2.4	2.3
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.3	2.6
Siemens AG (Germany, Industrial Conglomerates)	2.2	1.9
Gestevision Telecinco SA (Spain, Media)	2.1	1.5
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	1.5
Telefonica SA (Spain, Diversified Telecommunication Services)	1.8	0.0
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.7	2.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.7	1.4
Storebrand ASA (A Shares) (Norway, Insurance)	1.7	0.9
	21.3
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.1	21.5
Financials	19.9	18.9
Energy	12.6	10.9
Materials	11.5	9.4
Industrials	11.2	11.4
Information Technology	7.2	6.6
Consumer Staples	6.0	7.9
Telecommunication Services	4.7	4.2
Health Care	4.4	8.8
Utilities	1.9	0.0

Semiannual Report

Fidelity Europe Capital Appreciation Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Bailiwick of Jersey - 2.6%
Charter International PLC	145,200	$ 1,991,271
Experian PLC	209,400	2,820,990
Randgold Resources Ltd. sponsored ADR	32,800	2,839,496
Shire PLC	143,482	4,452,745
TOTAL BAILIWICK OF JERSEY		12,104,502
Belgium - 0.8%
Anheuser-Busch InBev SA NV (strip VVPR) (a)	103,680	461
Umicore SA (d)	63,253	3,628,159
TOTAL BELGIUM		3,628,620
Bermuda - 0.5%
Huabao International Holdings Ltd.	1,432,000	2,124,131
Canada - 1.7%
First Quantum Minerals Ltd.	26,700	3,805,053
Petrobank Energy & Resources Ltd.	30,900	653,861
Suncor Energy, Inc.	48,400	2,230,973
Uranium One, Inc.	333,000	1,386,767
TOTAL CANADA		8,076,654
Cayman Islands - 0.7%
E-Commerce China Dangdang, Inc. ADR	13,900	319,839
Hengdeli Holdings Ltd.	4,496,000	2,691,938
TOTAL CAYMAN ISLANDS		3,011,777
China - 0.7%
Baidu.com, Inc. sponsored ADR (a)	20,900	3,104,068
Denmark - 3.3%
Carlsberg A/S Series B	28,400	3,373,096
FLSmidth & Co. A/S	23,700	2,137,043
Novo Nordisk A/S Series B	60,830	7,700,979
Pandora A/S (d)	41,200	1,855,878
TOTAL DENMARK		15,066,996
Finland - 1.3%
Fortum Corp.	65,900	2,270,434
Nokian Tyres PLC	69,600	3,608,203
TOTAL FINLAND		5,878,637
France - 15.0%
Alstom SA	79,526	5,288,358
Arkema SA	33,400	3,480,361
Atos Origin SA (a)	48,390	2,982,050
AXA SA (d)	209,900	4,710,194
BNP Paribas SA	93,158	7,372,572
Club Mediterranee SA (a)	60,900	1,419,377
Compagnie Generale de Geophysique SA (a)	48,300	1,701,563
Danone	68,400	5,010,488
Iliad Group SA	23,126	2,972,925
L'Oreal SA	43,100	5,465,318

	Shares	Value
LVMH Moet Hennessy - Louis Vuitton	29,307	$ 5,263,405
Natixis SA	459,900	2,644,433
PPR SA	33,800	6,045,296
Publicis Groupe SA	56,000	3,173,560
Remy Cointreau SA	24,767	2,041,147
Safran SA	75,500	2,929,962
Schneider Electric SA (d)	28,456	5,028,379
VINCI SA	29,200	1,950,622
TOTAL FRANCE		69,480,010
Germany - 8.4%
adidas AG	41,600	3,096,917
Fresenius Medical Care AG & Co. KGaA	43,000	3,379,476
HeidelbergCement AG (d)	53,000	4,053,141
Infineon Technologies AG	164,800	1,870,796
Kabel Deutschland Holding AG (a)	59,600	3,724,954
Linde AG	20,334	3,662,436
MAN SE	29,823	4,156,315
SAP AG	76,782	4,947,233
Siemens AG	69,494	10,110,228
TOTAL GERMANY		39,001,496
Italy - 4.6%
Enel SpA	883,076	6,296,771
Fiat Industrial SpA (a)	258,000	3,832,961
Fiat SpA	171,600	1,831,323
Intesa Sanpaolo SpA	1,396,913	4,638,939
Prysmian SpA	74,100	1,748,428
Saipem SpA	52,774	2,996,212
TOTAL ITALY		21,344,634
Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	86,500	3,196,791
Netherlands - 3.1%
AEGON NV (a)	553,400	4,398,809
ASML Holding NV (Netherlands)	60,000	2,501,009
ING Groep NV (Certificaten Van Aandelen) (a)	389,600	5,132,856
LyondellBasell Industries NV Class A	48,000	2,136,000
TOTAL NETHERLANDS		14,168,674
Norway - 3.0%
Aker Solutions ASA	155,300	3,747,554
DnB NOR ASA (d)	146,200	2,377,055
Storebrand ASA (A Shares) (d)	736,000	7,645,697
TOTAL NORWAY		13,770,306
Poland - 0.5%
Eurocash SA	197,200	2,414,345
Russia - 3.3%
Magnit OJSC GDR (Reg. S)	96,500	2,702,000
Magnitogorsk Iron & Steel Works OJSC unit	128,200	1,610,192
Mechel Steel Group OAO sponsored ADR	76,600	2,188,462
Common Stocks - continued
	Shares	Value
Russia - continued
OAO Gazprom sponsored ADR	286,600	$ 4,889,396
Sberbank (Savings Bank of the Russian Federation) GDR	6,300	2,512,523
Uralkali JSC GDR (Reg. S)	34,700	1,456,359
TOTAL RUSSIA		15,358,932
South Africa - 0.8%
Barloworld Ltd.	116,100	1,316,757
Mr Price Group Ltd.	232,400	2,377,512
TOTAL SOUTH AFRICA		3,694,269
Spain - 7.3%
Banco Santander SA	859,860	10,981,192
Gestevision Telecinco SA	850,450	9,557,242
Inditex SA	55,072	4,938,408
Telefonica SA	313,904	8,433,366
TOTAL SPAIN		33,910,208
Sweden - 2.1%
Elekta AB (B Shares)	35,800	1,631,392
Swedbank AB (A Shares)	142,558	2,703,259
Telefonaktiebolaget LM Ericsson (B Shares)	343,983	5,218,528
TOTAL SWEDEN		9,553,179
Switzerland - 5.0%
Compagnie Financiere Richemont SA Series A	88,998	5,750,434
Schindler Holding AG (participation certificate)	24,325	3,146,238
The Swatch Group AG (Bearer)	9,810	4,824,776
Transocean Ltd. (United States) (a)	36,900	2,684,475
UBS AG (a)	327,078	6,544,536
TOTAL SWITZERLAND		22,950,459
United Kingdom - 28.8%
Aviva PLC	420,800	3,149,358
BG Group PLC	341,517	8,748,157
BHP Billiton PLC	134,161	5,672,503
BP PLC	791,500	6,084,664
BP PLC sponsored ADR	40,400	1,864,056
British Land Co. PLC	303,852	3,047,864
British Sky Broadcasting Group PLC	170,800	2,402,262
Burberry Group PLC	193,700	4,190,056
Carphone Warehouse Group PLC (a)	1,067,000	7,089,165
Cookson Group PLC	201,500	2,408,270
Filtrona PLC	282,400	1,622,720
Fresnillo PLC	79,600	2,181,937
HSBC Holdings PLC sponsored ADR (d)	144,285	7,859,204
International Personal Finance PLC	334,300	2,052,174
Kazakhmys PLC	100,000	2,303,482
Kesa Electricals PLC	763,900	1,646,064
Lloyds Banking Group PLC (a)	3,980,000	3,951,693

	Shares	Value
Micro Focus International PLC	607,500	$ 3,769,863
Misys PLC	534,537	2,817,963
Morgan Crucible Co. PLC	647,700	3,353,946
Next PLC	44,900	1,677,771
Prudential PLC	578,151	7,480,005
Reckitt Benckiser Group PLC	84,500	4,691,786
Royal Dutch Shell PLC Class A (United Kingdom)	418,866	16,249,923
Sage Group PLC	395,300	1,881,881
Schroders PLC	70,800	2,244,657
SuperGroup PLC (a)(d)	87,300	2,312,799
Taylor Wimpey PLC (a)	1,964,500	1,276,832
Vodafone Group PLC	3,715,500	10,741,101
Wolfson Microelectronics PLC (a)	514,500	2,054,016
Xstrata PLC	246,300	6,259,748
TOTAL UNITED KINGDOM		133,085,920
United States of America - 3.6%
Agilent Technologies, Inc. (a)	52,500	2,620,275
Apple, Inc. (a)	6,730	2,343,588
Halliburton Co.	39,100	1,973,768
Mead Johnson Nutrition Co. Class A	37,500	2,508,000
Noble Energy, Inc.	26,800	2,580,036
Resolute Energy Corp. (a)(d)	40,800	721,752
Virgin Media, Inc.	130,900	3,961,034
TOTAL UNITED STATES OF AMERICA		16,708,453
TOTAL COMMON STOCKS (Cost $369,989,299)		451,633,061
Nonconvertible Preferred Stocks - 1.7%

Germany - 1.7%
ProSiebenSat.1 Media AG	115,500	3,307,805
Volkswagen AG (d)	24,000	4,727,990
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,269,664)		8,035,795
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 0.13% (b)	2,387,901	2,387,901
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	38,585,526	38,585,526
TOTAL MONEY MARKET FUNDS (Cost $40,973,427)		40,973,427
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $416,232,390)		500,642,283
NET OTHER ASSETS (LIABILITIES) - (8.4)%		(38,885,570)
NET ASSETS - 100%		$ 461,756,713
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,795
Fidelity Securities Lending Cash Central Fund	142,128
Total	$ 145,923
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 133,085,920	$ 96,006,596	$ 37,079,324	$ -
France	69,480,010	67,778,447	1,701,563	-
Germany	47,037,291	47,037,291	-	-
Spain	33,910,208	25,476,842	8,433,366	-
Switzerland	22,950,459	16,405,923	6,544,536	-
Italy	21,344,634	21,344,634	-	-
United States of America	16,708,453	16,708,453	-	-
Russia	15,358,932	15,358,932	-	-
Denmark	15,066,996	7,366,017	7,700,979	-
Other	84,725,953	59,825,215	24,900,738	-
Money Market Funds	40,973,427	40,973,427	-	-
Total Investments in Securities:	$ 500,642,283	$ 414,281,777	$ 86,360,506	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $320,932,327 of which $183,788,858 and $137,143,469 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Capital Appreciation Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $36,788,044) - See accompanying schedule: Unaffiliated issuers (cost $375,258,963)	$ 459,668,856
Fidelity Central Funds (cost $40,973,427)	40,973,427
Total Investments (cost $416,232,390)		$ 500,642,283
Foreign currency held at value (cost $104,465)		104,487
Receivable for investments sold		5,839,906
Receivable for fund shares sold		156,107
Dividends receivable		1,999,560
Distributions receivable from Fidelity Central Funds		59,300
Prepaid expenses		451
Other receivables		58,966
Total assets		508,861,060

Liabilities
Payable for investments purchased	$ 7,176,916
Payable for fund shares redeemed	582,940
Accrued management fee	262,067
Other affiliated payables	105,605
Other payables and accrued expenses	391,293
Collateral on securities loaned, at value	38,585,526
Total liabilities		47,104,347

Net Assets		$ 461,756,713
Net Assets consist of:
Paid in capital		$ 666,101,078
Undistributed net investment income		1,804,113
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(290,344,019)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		84,195,541
Net Assets, for 21,708,752 shares outstanding		$ 461,756,713
Net Asset Value, offering price and redemption price per share ($461,756,713 ÷ 21,708,752 shares)		$ 21.27

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 4,749,697
Interest		16
Income from Fidelity Central Funds		145,923
Income before foreign taxes withheld		4,895,636
Less foreign taxes withheld		(448,107)
Total income		4,447,529

Expenses
Management fee
Basic fee	$ 1,580,550
Performance adjustment	8,508
Transfer agent fees	541,251
Accounting and security lending fees	116,988
Custodian fees and expenses	66,686
Independent trustees' compensation	1,175
Registration fees	16,221
Audit	28,679
Legal	836
Miscellaneous	2,303
Total expenses before reductions	2,363,197
Expense reductions	(69,904)	2,293,293
Net investment income (loss)		2,154,236
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,127,781
Foreign currency transactions	160,368
Total net realized gain (loss)		39,288,149
Change in net unrealized appreciation (depreciation) on: Investment securities	24,096,969
Assets and liabilities in foreign currencies	(85,614)
Total change in net unrealized appreciation (depreciation)		24,011,355
Net gain (loss)		63,299,504
Net increase (decrease) in net assets resulting from operations		$ 65,453,740

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,154,236	$ 5,281,725
Net realized gain (loss)	39,288,149	7,730,912
Change in net unrealized appreciation (depreciation)	24,011,355	29,247,002
Net increase (decrease) in net assets resulting from operations	65,453,740	42,259,639
Distributions to shareholders from net investment income	(4,458,817)	(9,633,705)
Share transactions Proceeds from sales of shares	19,955,807	36,382,856
Reinvestment of distributions	4,246,516	9,217,350
Cost of shares redeemed	(81,299,723)	(141,374,658)
Net increase (decrease) in net assets resulting from share transactions	(57,097,400)	(95,774,452)
Redemption fees	9,934	13,460
Total increase (decrease) in net assets	3,907,457	(63,135,058)

Net Assets
Beginning of period	457,849,256	520,984,314
End of period (including undistributed net investment income of $1,804,113 and undistributed net investment income of $4,108,694, respectively)	$ 461,756,713	$ 457,849,256
Other Information Shares
Sold	1,027,437	2,148,209
Issued in reinvestment of distributions	225,658	511,223
Redeemed	(4,212,411)	(8,358,624)
Net increase (decrease)	(2,959,316)	(5,699,192)

Financial Highlights

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.56	$ 17.16	$ 14.27	$ 32.66	$ 27.47	$ 23.15
Income from Investment Operations
Net investment income (loss) D	.09	.19	.31	.50	.62	.38 G
Net realized and unrealized gain (loss)	2.81	1.53	3.14	(14.11)	7.04	6.85
Total from investment operations	2.90	1.72	3.45	(13.61)	7.66	7.23
Distributions from net investment income	(.19)	(.32)	(.56)	(.56)	(.22)	(.30)
Distributions from net realized gain	-	-	-	(4.22)	(2.25)	(2.62)
Total distributions	(.19)	(.32)	(.56)	(4.78)	(2.47)	(2.92)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 21.27	$ 18.56	$ 17.16	$ 14.27	$ 32.66	$ 27.47
Total Return B, C	15.73%	10.08%	25.79%	(48.58)%	29.95%	34.81%
Ratios to Average Net Assets E, H
Expenses before reductions	1.06% A	1.03%	1.10%	1.16%	1.05%	1.09%
Expenses net of fee waivers, if any	1.06% A	1.03%	1.10%	1.16%	1.05%	1.09%
Expenses net of all reductions	1.03% A	.96%	1.07%	1.12%	1.01%	.99%
Net investment income (loss)	.96% A	1.13%	2.16%	2.11%	2.15%	1.51% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 461,757	$ 457,849	$ 520,984	$ 493,654	$ 1,365,449	$ 1,070,464
Portfolio turnover rate F	93% A	133%	111%	112%	161%	143%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Europe Capital Appreciation Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 91,033,938
Gross unrealized depreciation	(12,902,714)
Net unrealized appreciation (depreciation) on securities and other investments	$ 78,131,224
Tax cost	$ 422,511,059

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $204,752,373 and $263,477,221, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.

The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment advisor. The commissions paid to these affiliated firms were $1,351 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $785 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $142,128. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $69,904 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Europe Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Actual	1.20%	$ 1,000.00	$ 1,160.00	$ 6.43
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,018.84	$ 6.01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Europe Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom	29.3%
France	14.9%
Germany	10.0%
Spain	7.3%
Switzerland	4.9%
Italy	4.6%
United States of America	4.3%
Denmark	3.3%
Russia	3.2%
Other	18.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom	30.3%
France	12.4%
Germany	9.9%
Switzerland	9.2%
United States of America	5.7%
Spain	4.9%
Sweden	3.9%
Belgium	3.1%
Denmark	3.0%
Other	17.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.2	97.2
Short-Term Investments and Net Other Assets	0.8	2.8
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A (Netherlands) (United Kingdom, Oil, Gas & Consumable Fuels)	3.5	3.1
Banco Santander SA (Spain, Commercial Banks)	2.3	2.3
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.3	2.6
Carphone Warehouse Group PLC (United Kingdom, Specialty Retail)	2.3	1.8
Siemens AG (Germany, Industrial Conglomerates)	2.1	1.9
Gestevision Telecinco SA (Spain, Media)	2.1	1.6
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	1.5
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.8	3.3
Telefonica SA (Spain, Diversified Telecommunication Services)	1.8	0.0
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.7	1.3
	21.8
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.7	21.8
Financials	19.6	17.9
Energy	12.4	10.7
Industrials	11.2	10.8
Materials	11.0	9.1
Information Technology	7.1	6.1
Consumer Staples	6.1	8.0
Telecommunication Services	4.8	4.1
Health Care	4.4	8.7
Utilities	1.9	0.0

Semiannual Report

Fidelity Europe Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Bailiwick of Jersey - 2.7%
Charter International PLC	262,800	$ 3,604,035
Experian PLC	464,100	6,252,251
Randgold Resources Ltd. sponsored ADR	59,800	5,176,886
Shire PLC	266,698	8,276,566
TOTAL BAILIWICK OF JERSEY		23,309,738
Belgium - 0.8%
Umicore SA (d)	113,900	6,533,244
Bermuda - 0.4%
Huabao International Holdings Ltd.	2,588,000	3,838,863
Canada - 1.6%
First Quantum Minerals Ltd.	45,100	6,427,262
Petrobank Energy & Resources Ltd.	47,400	1,003,010
Suncor Energy, Inc.	85,800	3,954,908
Uranium One, Inc.	611,800	2,547,819
TOTAL CANADA		13,932,999
Cayman Islands - 0.6%
E-Commerce China Dangdang, Inc. ADR (d)	24,500	563,745
Hengdeli Holdings Ltd.	8,084,000	4,840,220
TOTAL CAYMAN ISLANDS		5,403,965
China - 0.7%
Baidu.com, Inc. sponsored ADR (a)	38,400	5,703,168
Denmark - 3.3%
Carlsberg A/S Series B	53,300	6,330,493
FLSmidth & Co. A/S	41,700	3,760,114
Novo Nordisk A/S Series B	114,001	14,432,341
Pandora A/S (d)	74,900	3,373,914
TOTAL DENMARK		27,896,862
Finland - 1.3%
Fortum Corp.	119,800	4,127,435
Nokian Tyres PLC	125,900	6,526,908
TOTAL FINLAND		10,654,343
France - 14.9%
Alstom SA	150,393	10,000,905
Arkema SA	60,400	6,293,826
Atos Origin SA (a)	88,227	5,437,018
AXA SA (d)	380,500	8,538,489
BNP Paribas SA	169,361	13,403,317
Club Mediterranee SA (a)	110,700	2,580,050
Compagnie Generale de Geophysique SA (a)	87,500	3,082,542
Danone	123,900	9,076,015
Iliad Group SA	42,255	5,432,022
L'Oreal SA	77,300	9,802,068
LVMH Moet Hennessy - Louis Vuitton	53,689	9,642,303
Natixis SA	827,700	4,759,290
PPR SA	59,900	10,713,409

	Shares	Value
Publicis Groupe SA	101,800	$ 5,769,079
Remy Cointreau SA	43,824	3,611,710
Safran SA (d)	140,600	5,456,326
Schneider Electric SA (d)	51,993	9,187,535
VINCI SA	52,800	3,527,152
TOTAL FRANCE		126,313,056
Germany - 8.2%
adidas AG	75,300	5,605,717
Fresenius Medical Care AG & Co. KGaA	71,800	5,642,940
HeidelbergCement AG (d)	95,500	7,303,301
Infineon Technologies AG	296,800	3,369,249
Kabel Deutschland Holding AG (a)	108,100	6,756,167
Linde AG	36,566	6,586,046
MAN SE	52,912	7,374,140
SAP AG	138,201	8,904,595
Siemens AG	125,307	18,230,097
TOTAL GERMANY		69,772,252
Italy - 4.6%
Enel SpA	1,606,269	11,453,496
Fiat Industrial SpA (a)	466,100	6,924,585
Fiat SpA	301,900	3,221,891
Intesa Sanpaolo SpA	2,553,451	8,479,629
Prysmian SpA	133,900	3,159,440
Saipem SpA	95,270	5,408,897
TOTAL ITALY		38,647,938
Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	158,000	5,839,225
Netherlands - 3.0%
AEGON NV (a)	1,000,300	7,951,082
ASML Holding NV (Netherlands)	105,700	4,405,944
ING Groep NV (Certificaten Van Aandelen) (a)	699,300	9,213,054
LyondellBasell Industries NV Class A	86,700	3,858,150
TOTAL NETHERLANDS		25,428,230
Norway - 3.0%
Aker Solutions ASA	282,100	6,807,373
DnB NOR ASA (d)	268,600	4,367,147
Storebrand ASA (A Shares) (d)	1,349,000	14,013,648
TOTAL NORWAY		25,188,168
Poland - 0.5%
Eurocash SA	349,000	4,272,852
Russia - 3.2%
Magnit OJSC GDR (Reg. S)	174,600	4,888,800
Magnitogorsk Iron & Steel Works OJSC unit	227,400	2,856,144
Mechel Steel Group OAO sponsored ADR	138,100	3,945,517
OAO Gazprom sponsored ADR	515,600	8,796,136
Common Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation) GDR	11,100	$ 4,426,825
Uralkali JSC GDR (Reg. S)	62,800	2,635,716
TOTAL RUSSIA		27,549,138
South Africa - 0.8%
Barloworld Ltd.	208,800	2,368,122
Mr Price Group Ltd.	420,400	4,300,800
TOTAL SOUTH AFRICA		6,668,922
Spain - 7.3%
Banco Santander SA	1,551,191	19,810,115
Gestevision Telecinco SA	1,568,440	17,625,916
Inditex SA	98,823	8,861,641
Telefonica SA	584,081	15,691,959
TOTAL SPAIN		61,989,631
Sweden - 2.1%
Elekta AB (B Shares)	65,000	2,962,025
Swedbank AB (A Shares)	261,817	4,964,711
Telefonaktiebolaget LM Ericsson (B Shares)	631,454	9,579,718
TOTAL SWEDEN		17,506,454
Switzerland - 4.9%
Compagnie Financiere Richemont SA Series A	160,478	10,368,977
Schindler Holding AG (participation certificate)	44,604	5,769,159
The Swatch Group AG (Bearer)	17,730	8,720,008
Transocean Ltd. (a)	65,300	4,750,575
UBS AG (NY Shares) (a)	583,200	11,664,000
TOTAL SWITZERLAND		41,272,719
United Kingdom - 29.3%
Aviva PLC	757,800	5,671,539
BG Group PLC	623,609	15,974,109
BHP Billiton PLC	241,250	10,200,367
BP PLC	1,782,800	13,705,293
BP PLC sponsored ADR	45,600	2,103,984
British Land Co. PLC	545,677	5,473,551
British Sky Broadcasting Group PLC	309,200	4,348,826
Burberry Group PLC	348,900	7,547,293
Carphone Warehouse Group PLC (a)	2,917,789	19,385,837
Cookson Group PLC	365,700	4,370,741
Filtrona PLC	518,700	2,980,542
Fresnillo PLC	143,900	3,944,481
HSBC Holdings PLC (United Kingdom)	1,318,755	14,385,284
International Personal Finance PLC	588,700	3,613,864
Kazakhmys PLC	165,100	3,803,048
Kesa Electricals PLC	1,384,200	2,982,696
Lloyds Banking Group PLC (a)	7,272,500	7,220,776

	Shares	Value
Micro Focus International PLC	1,104,300	$ 6,852,773
Misys PLC	967,137	5,098,536
Morgan Crucible Co. PLC	1,172,400	6,070,969
Next PLC	73,200	2,735,253
Prudential PLC	1,066,070	13,792,607
Reckitt Benckiser Group PLC	155,200	8,617,340
Royal Dutch Shell PLC Class A (Netherlands)	760,300	29,370,832
Sage Group PLC	636,400	3,029,671
Schroders PLC	128,600	4,077,159
SuperGroup PLC (a)(d)	152,800	4,048,061
Taylor Wimpey PLC (a)	3,570,900	2,320,916
Vodafone Group PLC	6,850,700	19,804,619
Wolfson Microelectronics PLC (a)	940,600	3,755,116
Xstrata PLC	448,200	11,391,064
TOTAL UNITED KINGDOM		248,677,147
United States of America - 3.5%
Agilent Technologies, Inc. (a)	95,100	4,746,441
Apple, Inc. (a)	13,800	4,805,574
Halliburton Co.	71,100	3,589,128
Mead Johnson Nutrition Co. Class A	68,200	4,561,216
Noble Energy, Inc.	33,700	3,244,299
Resolute Energy Corp. (a)	73,300	1,296,677
Virgin Media, Inc.	258,800	7,831,288
TOTAL UNITED STATES OF AMERICA		30,074,623
TOTAL COMMON STOCKS (Cost $666,008,423)		826,473,537
Nonconvertible Preferred Stocks - 1.8%

Germany - 1.8%
ProSiebenSat.1 Media AG	212,090	6,074,046
Volkswagen AG	45,300	8,924,082
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,878,338)		14,998,128
Money Market Funds - 7.3%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	5,127,751	$ 5,127,751
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	56,522,866	56,522,866
TOTAL MONEY MARKET FUNDS (Cost $61,650,617)		61,650,617
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $737,537,378)		903,122,282
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(54,789,089)
NET ASSETS - 100%		$ 848,333,193
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,285
Fidelity Securities Lending Cash Central Fund	242,373
Total	$ 249,658
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 248,677,147	$ 134,525,830	$ 114,151,317	$ -
France	126,313,056	123,230,514	3,082,542	-
Germany	84,770,380	84,770,380	-	-
Spain	61,989,631	46,297,672	15,691,959	-
Switzerland	41,272,719	41,272,719	-	-
Italy	38,647,938	38,647,938	-	-
United States of America	30,074,623	30,074,623	-	-
Denmark	27,896,862	13,464,521	14,432,341	-
Russia	27,549,138	27,549,138	-	-
Other	154,280,171	109,014,582	45,265,589	-
Money Market Funds	61,650,617	61,650,617	-	-
Total Investments in Securities:	$ 903,122,282	$ 710,498,534	$ 192,623,748	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $327,080,153 of which $185,464,698 and $141,615,455 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $53,538,765) - See accompanying schedule: Unaffiliated issuers (cost $675,886,761)	$ 841,471,665
Fidelity Central Funds (cost $61,650,617)	61,650,617
Total Investments (cost $737,537,378)		$ 903,122,282
Foreign currency held at value (cost $333)		333
Receivable for investments sold		11,448,914
Receivable for fund shares sold		395,418
Dividends receivable		4,708,364
Distributions receivable from Fidelity Central Funds		118,453
Prepaid expenses		1,620
Other receivables		103,645
Total assets		919,899,029

Liabilities
Payable for investments purchased	$ 13,258,153
Payable for fund shares redeemed	915,569
Accrued management fee	653,098
Other affiliated payables	173,314
Other payables and accrued expenses	42,836
Collateral on securities loaned, at value	56,522,866
Total liabilities		71,565,836

Net Assets		$ 848,333,193
Net Assets consist of:
Paid in capital		$ 1,550,947,097
Undistributed net investment income		3,003,895
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(871,617,519)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		165,999,720
Net Assets, for 24,232,784 shares outstanding		$ 848,333,193

Net Asset Value, offering price and redemption price per share ($848,333,193 ÷ 24,232,784 shares)		$ 35.01

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 8,375,123
Interest		221
Income from Fidelity Central Funds		249,658
Income before foreign taxes withheld		8,625,002
Less foreign taxes withheld		(797,000)
Total income		7,828,002

Expenses
Management fee
Basic fee	$ 2,817,691
Performance adjustment	908,671
Transfer agent fees	801,603
Accounting and security lending fees	192,549
Custodian fees and expenses	60,630
Independent trustees' compensation	2,531
Registration fees	13,309
Audit	37,994
Legal	2,221
Interest	230
Miscellaneous	7,330
Total expenses before reductions	4,844,759
Expense reductions	(133,827)	4,710,932
Net investment income (loss)		3,117,070
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	55,356,184
Foreign currency transactions	(90,670)
Total net realized gain (loss)		55,265,514
Change in net unrealized appreciation (depreciation) on: Investment securities	61,300,027
Assets and liabilities in foreign currencies	263,708
Total change in net unrealized appreciation (depreciation)		61,563,735
Net gain (loss)		116,829,249
Net increase (decrease) in net assets resulting from operations		$ 119,946,319

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,117,070	$ 24,024,495
Net realized gain (loss)	55,265,514	399,418,776
Change in net unrealized appreciation (depreciation)	61,563,735	(269,996,849)
Net increase (decrease) in net assets resulting from operations	119,946,319	153,446,422
Distributions to shareholders from net investment income	(16,901,394)	(52,304,897)
Share transactions - net increase (decrease)	(57,242,831)	(2,163,924,191)
Redemption fees	4,318	18,688
Total increase (decrease) in net assets	45,806,412	(2,062,763,978)

Net Assets
Beginning of period	802,526,781	2,865,290,759
End of period (including undistributed net investment income of $3,003,895 and undistributed net investment income of $16,788,219, respectively)	$ 848,333,193	$ 802,526,781

Financial Highlights - Europe

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 30.83	$ 28.52	$ 23.57	$ 47.46	$ 42.31	$ 37.26
Income from Investment Operations
Net investment income (loss) D	.12	.33	.52	.68	.69	.58
Net realized and unrealized gain (loss)	4.73	2.50	5.16	(20.84)	9.99	8.74
Total from investment operations	4.85	2.83	5.68	(20.16)	10.68	9.32
Distributions from net investment income	(.67)	(.52)	(.73)	(.65)	(.46)	(.30)
Distributions from net realized gain	-	-	-	(3.08)	(5.07)	(3.97)
Total distributions	(.67)	(.52)	(.73)	(3.73)	(5.53)	(4.27)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 35.01	$ 30.83	$ 28.52	$ 23.57	$ 47.46	$ 42.31
Total Return B, C	16.00%	10.01%	25.36%	(46.03)%	28.33%	27.40%
Ratios to Average Net Assets E, G
Expenses before reductions	1.21% A	1.12%	1.09%	1.00%	1.06%	1.16%
Expenses net of fee waivers, if any	1.20% A	1.12%	1.09%	1.00%	1.06%	1.16%
Expenses net of all reductions	1.17% A	1.04%	1.04%	.95%	1.01%	1.05%
Net investment income (loss)	.78% A	1.15%	2.22%	1.82%	1.65%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 848,333	$ 802,527	$ 2,845,423	$ 2,751,772	$ 5,464,623	$ 4,033,263
Portfolio turnover rate F	93% A	136%	135%	100%	100%	127%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offered Class F shares during the period June 26, 2009 through October 22, 2010, and all outstanding shares were redeemed by October 31, 2010.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 174,464,204
Gross unrealized depreciation	(21,530,686)
Net unrealized appreciation (depreciation) on securities and other investments	$ 152,933,518
Tax cost	$ 750,188,764

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.
New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $367,119,127 and $419,902,905, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .93% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,108 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 2,953,167.47%		$ 230

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,503 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $242,373. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.20% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $32,912.

Semiannual Report

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $100,915 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010 A
From net investment income
Europe	$ 16,901,394	$ 51,533,641
Class F	-	771,256
Total	$ 16,901,394	$ 52,304,897

A All Class F shares were redeemed on October 22, 2010.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010 A	Six months ended April 30, 2011	Year ended October 31, 2010 A
Europe
Shares sold	861,413	3,055,065	$ 27,672,931	$ 87,101,342
Reinvestment of distributions	520,808	1,727,950	16,129,411	50,888,132
Shares redeemed	(3,182,995)	(78,531,608) B	(101,045,173)	(2,273,191,951) B
Net increase (decrease)	(1,800,774)	(73,748,593)	$ (57,242,831)	$ (2,135,202,477)
Class F
Shares sold	-	7,673,061	$ -	$ 215,895,954
Reinvestment of distributions	-	26,189	-	771,256
Shares redeemed	-	(8,395,464) B	-	(245,388,924) B
Net increase (decrease)	-	(696,214)	$ -	$ (28,721,714)

A All Class F shares were redeemed on October 22, 2010.

B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Japan Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011) for Japan and for the entire period (December 14, 2010 to April 30, 2011) for Class A, T, B, C and Institutional Class of Japan.

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value April 30, 2011	Expenses Paid During Period
Class A	1.21%
Actual		$ 1,000.00	$ 986.10	$ 4.54 B
Hypothetical A		$ 1,000.00	$ 1,018.79	$ 6.06 C
Class T	1.49%
Actual		$ 1,000.00	$ 985.20	$ 5.59 B
Hypothetical A		$ 1,000.00	$ 1,017.41	$ 7.45 C
Class B	1.97%
Actual		$ 1,000.00	$ 983.40	$ 7.39 B
Hypothetical A		$ 1,000.00	$ 1,015.03	$ 9.84 C
Class C	1.95%
Actual		$ 1,000.00	$ 983.40	$ 7.31 B
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 9.74 C
Japan	.84%
Actual		$ 1,000.00	$ 1,051.00	$ 4.27 B
Hypothetical A		$ 1,000.00	$ 1,020.63	$ 4.21 C
Institutional Class	.80%
Actual		$ 1,000.00	$ 988.00	$ 3.01 B
Hypothetical A		$ 1,000.00	$ 1,020.83	$ 4.01 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Japan and multiplied by 138/365 (to reflect the period December 14, 2010 to April 30, 2011) for Class A, T, B, C and Institutional Class of Japan.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Japan	94.9%
United States of America	5.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Japan	94.5%
United States of America	5.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.9	94.5
Short-Term Investments and Net Other Assets	5.1	5.5
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Canon, Inc. (Office Electronics)	4.1	3.3
Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	4.0	3.6
Mitsui & Co. Ltd. (Trading Companies & Distributors)	3.9	2.1
Toyota Motor Corp. (Automobiles)	3.5	0.9
Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	2.9	3.7
ORIX Corp. (Diversified Financial Services)	2.9	3.5
Ibiden Co. Ltd. (Electronic Equipment & Components)	2.5	1.1
Sumitomo Mitsui Trust Holdings, Inc. (Commercial Banks)	2.5	0.0
Denso Corp. (Auto Components)	2.4	2.6
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	2.3	0.8
	31.0
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.7	32.4
Consumer Discretionary	19.3	18.9
Industrials	18.9	18.1
Information Technology	15.2	11.6
Materials	7.5	6.7
Consumer Staples	5.0	3.9
Telecommunication Services	1.9	2.0
Health Care	0.4	0.9

Semiannual Report

Fidelity Japan Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 19.3%
Auto Components - 4.7%
Denso Corp.	434,700	$ 14,546,075
Stanley Electric Co. Ltd.	457,000	7,679,829
Toyoda Gosei Co. Ltd.	256,600	5,605,809
		27,831,713
Automobiles - 6.4%
Fuji Heavy Industries Ltd.	515,000	3,832,812
Honda Motor Co. Ltd.	255,400	9,817,418
Nissan Motor Co. Ltd.	400,800	3,855,827
Toyota Motor Corp.	527,100	21,024,031
		38,530,088
Hotels, Restaurants & Leisure - 0.7%
Saizeriya Co. Ltd.	253,900	4,328,970
Household Durables - 1.4%
Sekisui House Ltd.	839,000	8,132,033
Leisure Equipment & Products - 1.0%
Nikon Corp.	280,800	5,884,171
Media - 1.1%
Fuji Media Holdings, Inc.	4,791	6,403,600
Multiline Retail - 1.8%
Isetan Mitsukoshi Holdings Ltd.	371,140	3,582,389
Ryohin Keikaku Co. Ltd.	77,600	3,601,661
Takashimaya Co. Ltd.	552,000	3,773,868
		10,957,918
Specialty Retail - 2.2%
Honeys Co. Ltd. (d)	121,040	1,265,331
Nishimatsuya Chain Co. Ltd.	390,600	3,304,689
Shimachu Co. Ltd.	113,700	2,653,951
Xebio Co. Ltd.	108,200	2,007,336
Yamada Denki Co. Ltd.	52,550	3,691,502
		12,922,809
TOTAL CONSUMER DISCRETIONARY		114,991,302
CONSUMER STAPLES - 5.0%
Beverages - 1.3%
Coca-Cola West Co. Ltd.	130,200	2,696,139
Kirin Holdings Co. Ltd.	340,000	4,783,674
		7,479,813
Food & Staples Retailing - 3.0%
FamilyMart Co. Ltd.	202,500	7,349,400
Lawson, Inc.	163,700	8,030,784
Seven & i Holdings Co., Ltd.	98,900	2,488,621
		17,868,805

	Shares	Value
Personal Products - 0.7%
Kao Corp.	86,400	$ 2,162,545
Kose Corp.	83,200	2,167,845
		4,330,390
TOTAL CONSUMER STAPLES		29,679,008
FINANCIALS - 26.7%
Capital Markets - 0.9%
Matsui Securities Co. Ltd.	606,800	2,990,726
Nomura Holdings, Inc.	429,500	2,193,847
		5,184,573
Commercial Banks - 13.4%
Chiba Bank Ltd.	1,161,000	6,873,012
Mitsubishi UFJ Financial Group, Inc.	3,657,900	17,554,251
Mizuho Financial Group, Inc.	6,672,400	10,570,083
Seven Bank Ltd.	3,343	6,334,856
Sumitomo Mitsui Financial Group, Inc.	763,900	23,725,238
Sumitomo Mitsui Trust Holdings, Inc.	4,376,130	15,064,014
		80,121,454
Consumer Finance - 1.4%
Credit Saison Co. Ltd.	512,800	8,597,744
Diversified Financial Services - 2.9%
ORIX Corp.	174,320	17,123,982
Insurance - 4.1%
MS&AD Insurance Group Holdings, Inc.	204,200	4,781,338
NKSJ Holdings, Inc. (a)	1,224,000	7,887,923
Sony Financial Holdings, Inc.	84,000	1,561,070
T&D Holdings, Inc.	401,300	9,908,189
		24,138,520
Real Estate Investment Trusts - 1.3%
Japan Prime Realty Investment Corp.	764	2,172,222
Japan Real Estate Investment Corp.	280	2,771,380
Nomura Real Estate Office Fund, Inc.	409	2,961,002
		7,904,604
Real Estate Management & Development - 2.7%
Mitsubishi Estate Co. Ltd.	527,000	9,221,251
Mitsui Fudosan Co. Ltd.	405,000	7,027,996
		16,249,247
TOTAL FINANCIALS		159,320,124
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Alfresa Holdings Corp.	63,900	2,256,185
INDUSTRIALS - 18.9%
Air Freight & Logistics - 0.7%
Yamato Holdings Co. Ltd.	239,000	3,815,299
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 1.5%
Asahi Glass Co. Ltd.	162,000	$ 2,056,549
Daikin Industries Ltd.	214,400	6,828,416
		8,884,965
Construction & Engineering - 0.3%
Kandenko Co. Ltd.	327,000	1,692,891
Electrical Equipment - 2.1%
Mitsubishi Electric Corp.	560,000	6,233,872
Sumitomo Electric Industries Ltd.	456,200	6,350,959
		12,584,831
Machinery - 3.3%
Fanuc Ltd.	47,100	7,883,542
Kubota Corp.	501,000	4,803,075
Makita Corp.	48,200	2,216,004
NSK Ltd.	516,000	4,578,491
		19,481,112
Marine - 0.7%
Iino Kaiun Kaisha Ltd. (d)	331,700	1,577,639
Mitsui OSK Lines Ltd.	481,000	2,682,458
		4,260,097
Road & Rail - 0.4%
East Japan Railway Co.	43,600	2,423,012
Trading Companies & Distributors - 8.7%
Itochu Corp.	978,500	10,191,896
Mitsubishi Corp.	496,300	13,461,804
Mitsui & Co. Ltd.	1,315,800	23,411,892
Sumitomo Corp.	363,000	5,006,909
		52,072,501
Transportation Infrastructure - 1.2%
The Sumitomo Warehouse Co. Ltd.	1,578,000	7,265,975
TOTAL INDUSTRIALS		112,480,683
INFORMATION TECHNOLOGY - 15.2%
Computers & Peripherals - 0.8%
Fujitsu Ltd.	445,000	2,549,396
Toshiba Corp.	387,000	2,060,480
		4,609,876
Electronic Equipment & Components - 6.9%
Hitachi High-Technologies Corp.	74,100	1,559,235
Ibiden Co. Ltd.	448,100	15,127,112
Nippon Electric Glass Co. Ltd.	411,500	6,229,621
Shimadzu Corp.	180,000	1,563,620
Yamatake Corp.	492,100	12,607,680
Yaskawa Electric Corp.	355,000	4,155,489
		41,242,757
Internet Software & Services - 0.3%
Kakaku.com, Inc.	304	1,751,682

	Shares	Value
Office Electronics - 4.1%
Canon, Inc.	519,200	$ 24,447,438
Semiconductors & Semiconductor Equipment - 2.3%
Tokyo Electron Ltd.	235,200	13,615,002
Software - 0.8%
Nintendo Co. Ltd.	20,800	4,920,967
TOTAL INFORMATION TECHNOLOGY		90,587,722
MATERIALS - 7.5%
Chemicals - 6.1%
JSR Corp.	539,800	11,354,934
Mitsubishi Chemical Holdings Corp.	491,000	3,324,341
Nissan Chemical Industries Co. Ltd.	409,100	4,244,364
Nitto Denko Corp.	41,800	2,238,381
Shin-Etsu Chemical Co., Ltd.	230,800	12,005,509
Tokai Carbon Co. Ltd.	597,000	3,148,288
		36,315,817
Metals & Mining - 1.4%
Nippon Steel Corp.	1,309,000	4,094,102
Sumitomo Metal Industries Ltd.	1,155,000	2,443,080
Yamato Kogyo Co. Ltd.	62,000	2,045,962
		8,583,144
TOTAL MATERIALS		44,898,961
TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
NTT DoCoMo, Inc.	6,081	11,281,144
TOTAL COMMON STOCKS (Cost $633,351,416)		565,495,129
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.13% (b)	23,227,223	23,227,223
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	778,400	778,400
TOTAL MONEY MARKET FUNDS (Cost $24,005,623)		24,005,623
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $657,357,039)		589,500,752
NET OTHER ASSETS (LIABILITIES) - 1.1%		6,698,383
NET ASSETS - 100%		$ 596,199,135
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,721
Fidelity Securities Lending Cash Central Fund	1,025
Total	$ 14,746
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 114,991,302	$ -	$ 114,991,302	$ -
Consumer Staples	29,679,008	-	29,679,008	-
Financials	159,320,124	-	159,320,124	-
Health Care	2,256,185	-	2,256,185	-
Industrials	112,480,683	-	112,480,683	-
Information Technology	90,587,722	-	90,587,722	-
Materials	44,898,961	-	44,898,961	-
Telecommunication Services	11,281,144	-	11,281,144	-
Money Market Funds	24,005,623	24,005,623	-	-
Total Investments in Securities:	$ 589,500,752	$ 24,005,623	$ 565,495,129	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $415,906,874 of which $151,185,501, $237,833,510 and $26,887,863 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

A capital loss carryforward of approximately $25,985,158 was acquired from the Advisor Japan Fund, of which $6,651,966, $7,706,742, $10,009,147 and $1,617,303 will expire in fiscal 2015, 2016, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $736,902) - See accompanying schedule: Unaffiliated issuers (cost $633,351,416)	$ 565,495,129
Fidelity Central Funds (cost $24,005,623)	24,005,623
Total Investments (cost $657,357,039)		$ 589,500,752
Cash		8,966
Receivable for investments sold		1,143,743
Receivable for fund shares sold		2,311,329
Dividends receivable		6,381,703
Distributions receivable from Fidelity Central Funds		2,716
Prepaid expenses		1,018
Other receivables		4,943
Total assets		599,355,170

Liabilities
Payable for investments purchased	$ 1,040,725
Payable for fund shares redeemed	841,720
Accrued management fee	253,500
Distribution and service plan fees payable	15,069
Other affiliated payables	123,290
Other payables and accrued expenses	103,331
Collateral on securities loaned, at value	778,400
Total liabilities		3,156,035

Net Assets		$ 596,199,135
Net Assets consist of:
Paid in capital		$ 1,124,867,214
Undistributed net investment income		4,404,720
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(465,267,692)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(67,805,107)
Net Assets		$ 596,199,135

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,562,854 ÷ 1,551,006 shares)	$ 10.68

Maximum offering price per share (100/94.25 of $10.68)	$ 11.33
Class T: Net Asset Value and redemption price per share ($5,058,534 ÷ 474,202 shares)	$ 10.67

Maximum offering price per share (100/96.50 of $10.67)	$ 11.06
Class B: Net Asset Value and offering price per share ($1,877,157 ÷ 176,283 shares)A	$ 10.65

Class C: Net Asset Value and offering price per share ($11,253,457 ÷ 1,056,802 shares)A	$ 10.65

Japan: Net Asset Value, offering price and redemption price per share ($557,681,593 ÷ 52,131,995 shares)	$ 10.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,765,540 ÷ 352,062 shares)	$ 10.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 7,455,986
Income from Fidelity Central Funds		14,746
Income before foreign taxes withheld		7,470,732
Less foreign taxes withheld		(521,919)
Total income		6,948,813

Expenses
Management fee
Basic fee	$ 2,055,065
Performance adjustment	(515,560)
Transfer agent fees	601,284
Distribution and service plan fees	66,731
Accounting and security lending fees	146,480
Custodian fees and expenses	65,140
Independent trustees' compensation	1,669
Registration fees	97,503
Audit	35,682
Legal	9,506
Miscellaneous	30,055
Total expenses before reductions	2,593,555
Expense reductions	(62,575)	2,530,980
Net investment income (loss)		4,417,833
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,422,795)
Foreign currency transactions	200,243
Total net realized gain (loss)		(14,222,552)
Change in net unrealized appreciation (depreciation) on: Investment securities	40,842,841
Assets and liabilities in foreign currencies	(243,697)
Total change in net unrealized appreciation (depreciation)		40,599,144
Net gain (loss)		26,376,592
Net increase (decrease) in net assets resulting from operations		$ 30,794,425

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,417,833	$ 9,882,218
Net realized gain (loss)	(14,222,552)	(10,204,232)
Change in net unrealized appreciation (depreciation)	40,599,144	55,567,525
Net increase (decrease) in net assets resulting from operations	30,794,425	55,245,511
Distributions to shareholders from net investment income	(9,748,982)	(6,665,780)
Distributions to shareholders from net realized gain	(10,506,757)	(9,507,465)
Total distributions	(20,255,739)	(16,173,245)
Share transactions - net increase (decrease)	(98,325,022)	(305,864,432)
Redemption fees	388,163	107,736
Total increase (decrease) in net assets	(87,398,173)	(266,684,430)

Net Assets
Beginning of period	683,597,308	950,281,738
End of period (including undistributed net investment income of $4,404,720 and undistributed net investment income of $9,735,869, respectively)	$ 596,199,135	$ 683,597,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2011
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	(.23) J
Total from investment operations	(.16)
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 10.68
Total Return B,C	(1.39)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.21% A
Expenses net of fee waivers, if any	1.21% A
Expenses net of all reductions	1.21% A
Net investment income (loss)	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,563
Portfolio turnover rate F	54% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the sales charges. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 14, 2010 (commencement of sale of shares) to April 30, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

Financial Highlights - Class T

Period ended April 30, 2011
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	(.24) J
Total from investment operations	(.17)
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 10.67
Total Return B,C	(1.48)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.49% A
Expenses net of fee waivers, if any	1.49% A
Expenses net of all reductions	1.49% A
Net investment income (loss)	1.65% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,059
Portfolio turnover rate F	54% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the sales charges. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 14, 2010 (commencement of sale of shares) to April 30, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2011
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.04
Net realized and unrealized gain (loss)	(.23) J
Total from investment operations	(.19)
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 10.65
Total Return B,C	(1.66)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.97% A
Expenses net of fee waivers, if any	1.97% A
Expenses net of all reductions	1.97% A
Net investment income (loss)	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,877
Portfolio turnover rate F	54% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the contingent deferred sales charge. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 14, 2010 (commencement of sale of shares) to April 30, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

Financial Highlights - Class C

Period ended April 30, 2011
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	(.24) J
Total from investment operations	(.19)
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 10.65
Total Return B,C	(1.66)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.95% A
Expenses net of fee waivers, if any	1.95% A
Expenses net of all reductions	1.95% A
Net investment income (loss)	1.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,253
Portfolio turnover rate F	54% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the contingent deferred sales charge. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 14, 2010 (commencement of sale of shares) to April 30, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Japan

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.03	$ 9.03	$ 18.00	$ 16.85	$ 15.00
Income from Investment Operations
Net investment income (loss) D	.08	.10	.08	.10	.04	.01
Net realized and unrealized gain (loss)	.45	.61	1.04	(6.64)	1.35	1.85
Total from investment operations	.53	.71	1.12	(6.54)	1.39	1.86
Distributions from net investment income	(.20)	(.07)	(.11)	(.04)	(.01)	(.02)
Distributions from net realized gain	(.21)	(.10)	(.01)	(2.39)	(.23)	(.01)
Total distributions	(.41)	(.17)	(.12)	(2.43)	(.24)	(.03)
Redemption fees added to paid in capital D	.01	- I	- I	- I	- I	.02
Net asset value, end of period	$ 10.70	$ 10.57	$ 10.03	$ 9.03	$ 18.00	$ 16.85
Total Return B,C	5.10%	7.12%	12.84%	(41.88)%	8.36%	12.54%
Ratios to Average Net Assets E,G
Expenses before reductions	.87% A	.93%	.90%	1.12%	1.08%	1.08%
Expenses net of fee waivers, if any	.84% A	.93%	.90%	1.12%	1.08%	1.08%
Expenses net of all reductions	.84% A	.93%	.89%	1.10%	1.06%	1.05%
Net investment income (loss)	1.53% A	.97%	.90%	.72%	.24%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 557,682	$ 649,316	$ 944,902	$ 1,025,334	$ 1,779,451	$ 1,763,387
Portfolio turnover rate F	54% A,H	43%	73%	78%	158%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Period ended April 30, 2011
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83
Income from Investment Operations
Net investment income (loss) C	.08
Net realized and unrealized gain (loss)	(.22) I
Total from investment operations	(.14)
Redemption fees added to paid in capital C	.01
Net asset value, end of period	$ 10.70
Total Return B	(1.20)%
Ratios to Average Net Assets D,G
Expenses before reductions	.80% A
Expenses net of fee waivers, if any	.80% A
Expenses net of all reductions	.80% A
Net investment income (loss)	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,766
Portfolio turnover rate E	54% H

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period December 14, 2010 (commencement of sale of shares) to April 30, 2011. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Japan shares and on December 14, 2010, launched shares of Class A, Class T, Class B, Class C, and Institutional Class. Each class has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund offered Class F shares during the period June 26, 2009 through December 15, 2010 and all outstanding shares were redeemed by December 15, 2010.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 29,521,675
Gross unrealized depreciation	(121,182,233)
Net unrealized appreciation (depreciation) on securities and other investments	$ (91,660,558)
Tax cost	$ 681,161,310

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $151,761,300 and $295,115,509, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan class of shares as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 13,643	$ 1,265
Class T	.25%	.25%	9,518	34
Class B	.75%	.25%	8,087	6,133
Class C	.75%	.25%	35,483	13,326
			$ 66,731	$ 20,758

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,633
Class T	164
Class B*	739
Class C*	484
$ 3,020

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 16,222.30
Class T	6,329.33
Class B	2,486.31
Class C	10,137.29
Japan	563,881.20
Institutional Class	2,229.14
	$ 601,284

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,046 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,025. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Japan's operating expenses. During the period, this reimbursement reduced the class' expenses by $62,575.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011 A,B	Year ended October 31, 2010
From net investment income
Class A	$ -	$ -
Class T	-	-
Class B	-	-
Class C	-	-
Japan	9,544,936	6,581,344
Class F	204,046	84,436
Institutional Class	-	-
Total	$ 9,748,982	$ 6,665,780
From net realized gain
Class A	$ -	$ -
Class T	-	-
Class B	-	-
Class C	-	-
Japan	10,328,111	9,401,920
Class F	178,646	105,545
Institutional Class	-	-
Total	$ 10,506,757	$ 9,507,465

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period December 14, 2010 (commencement of sale of shares) to April 30, 2011.

B All Class F shares were redeemed on December 14, 2010.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011 A,B	Year ended October 31, 2010	Six months ended April 30, 2011 A,B	Year ended October 31, 2010
Class A
Shares sold	624,631	-	$ 6,419,607	$ -
Issued in exchange for shares of Fidelity Advisor Japan Fund	1,458,691	-	15,812,213	-
Shares redeemed	(532,316)	-	(5,807,575)	-
Net increase (decrease)	1,551,006	-	$ 16,424,245	$ -
Class T
Shares sold	75,349	-	$ 802,808	$ -
Issued in exchange for shares of Fidelity Advisor Japan Fund	487,882	-	5,288,638	-
Shares redeemed	(89,029)	-	(979,603)	-
Net increase (decrease)	474,202	-	$ 5,111,843	$ -
Class B
Shares sold	14,794	-	$ 157,578	$ -
Issued in exchange for shares of Fidelity Advisor Japan Fund	224,548	-	2,434,105	-
Shares redeemed	(63,059)	-	(696,131)	-
Net increase (decrease)	176,283	-	$ 1,895,552	$ -
Class C
Shares sold	552,847	-	$ 5,811,369	$ -
Issued in exchange for shares of Fidelity Advisor Japan Fund	857,308	-	9,293,223	-
Shares redeemed	(353,353)	-	(3,775,608)	-
Net increase (decrease)	1,056,802	-	$ 11,328,984	$ -
Japan
Shares sold	13,824,529	20,810,343	$ 150,336,831	$ 217,088,312
Reinvestment of distributions	1,718,167	1,440,939	18,229,748	14,827,260
Shares redeemed	(24,851,631)	(55,048,520)	(270,140,753)	(565,865,726)
Net increase (decrease)	(9,308,935)	(32,797,238)	$ (101,574,174)	$ (333,950,154)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011 A,B	Year ended October 31, 2010	Six months ended April 30, 2011 A,B	Year ended October 31, 2010
Class F
Shares sold	346,756	8,109,487	$ 3,766,116	$ 83,695,320
Reinvestment of distributions	36,103	18,463	382,692	189,982
Shares redeemed	(3,617,960)	(5,428,702)	(39,396,699)	(55,799,580)
Net increase (decrease)	(3,235,101)	2,699,248	$ (35,247,891)	$ 28,085,722
Institutional Class
Shares sold	143,709	-	$ 1,509,012	$ -
Issued in exchange for shares of Fidelity Advisor Japan Fund	420,228	-	4,555,276	-
Shares redeemed	(211,875)	-	(2,327,869)	-
Net increase (decrease)	352,062	-	$ 3,736,419	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period December 14, 2010 (commencement of sale of shares) to April 30, 2011.

B All Class F shares were redeemed on December 14, 2010.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisors International Fund was the owner of record of approximately 29% of the total outstanding shares of the Fund. Mutual funds managed by Strategic Advisors, Inc., an affiliate of FMR, were the owners of record, in the aggregate, of approximately 33% of the total outstanding shares of the Fund.

12. Merger Information.

On December 17, 2010, the Fund acquired all of the assets and assumed all of the liabilities of the Fidelity Advisor Japan Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees ("The Board") on July 14, 2010. The reorganization provides shareholders of the Target Fund access to a larger portfolio with the same investment objective and lower expenses. The acquisition was accomplished by an exchange of 1,458,691 Class A shares, 487,882 Class T shares, 224,548 Class B shares, 857,308 Class C shares, and 420,228 Institutional Class shares of the Fund, respectively, for 1,347,662 Class A shares, 458,320 Class T shares, 220,839 Class B shares, 837,651 Class C shares, and 377,690 Institutional Class shares then outstanding (valued at $11.73, $11.54, $11.02, $11.09 and $12.06 per share for Class A, Class T, Class B, Class C, and Institutional Class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets, including securities of $37,429,891, unrealized depreciation of $(2,434,247), cash of $6,456 and net other liabilities of $(52,892), were combined with the Fund's net assets of $515,046,445 for total net assets after the acquisition of $552,429,900.

Pro forma results of operations of the combined entity for the entire period ended April 30, 2010, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 4,338,532
Total net realized gain (loss)	(14,150,177)
Total change in net unrealized appreciation (depreciation)	43,046,142
Net increase (decrease) in net assets resulting from operations	$ 33,234,497

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since December 17, 2010.

Semiannual Report

Fidelity Japan Smaller Companies Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Actual	1.05%	$ 1,000.00	$ 1,136.00	$ 5.56
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.59	$ 5.26

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Smaller Companies Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Japan	99.2%
United States of America	0.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Japan	99.0%
United States of America	1.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.2	99.0
Short-Term Investments and Net Other Assets	0.8	1.0
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
ORIX Corp. (Diversified Financial Services)	5.8	5.7
GREE, Inc. (Internet Software & Services)	5.6	4.3
Pigeon Corp. (Household Products)	5.0	3.3
Osaka Securities Exchange Co. Ltd. (Diversified Financial Services)	4.0	4.2
Nintendo Co. Ltd. (Software)	3.9	0.0
Takara Leben Co. Ltd. (Real Estate Management & Development)	3.8	2.3
CyberAgent, Inc. (Media)	3.8	0.0
Stanley Electric Co. Ltd. (Auto Components)	3.3	5.9
Citizen Holdings Co. Ltd. (Electronic Equipment & Components)	2.7	0.0
Toyota Motor Corp. (Automobiles)	2.7	0.0
	40.6
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.4	17.4
Consumer Discretionary	24.8	25.8
Financials	17.1	24.8
Materials	10.6	10.4
Industrials	10.5	13.3
Consumer Staples	5.9	4.6
Health Care	4.3	2.7
Telecommunication Services	0.6	0.0

Semiannual Report

Fidelity Japan Smaller Companies Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 24.8%
Auto Components - 3.7%
Nippon Seiki Co. Ltd.	47,000	$ 544,879
Stanley Electric Co. Ltd.	682,500	11,469,328
Yachiyo Industry Co. Ltd.	89,100	678,558
		12,692,765
Automobiles - 3.5%
Mazda Motor Corp.	1,120,000	2,571,526
Toyota Motor Corp.	232,600	9,277,537
		11,849,063
Hotels, Restaurants & Leisure - 0.1%
Starbucks Coffee Japan Ltd.	308	164,474
Household Durables - 1.7%
ARNEST ONE Corp.	259,000	2,407,714
Hitachi Koki Co. Ltd.	215,400	1,972,817
Sony Corp.	50,500	1,425,716
		5,806,247
Internet & Catalog Retail - 4.6%
DeNA Co. Ltd.	208,900	7,841,177
Start Today Co. Ltd.	457,700	8,000,684
		15,841,861
Media - 4.2%
CyberAgent, Inc. (d)	3,612	13,007,639
Opt, Inc. (d)	587	914,730
Proto Corp.	14,200	531,590
		14,453,959
Multiline Retail - 0.3%
Parco Co. Ltd.	26,700	227,936
Takashimaya Co. Ltd.	132,000	902,447
		1,130,383
Specialty Retail - 5.9%
ABC-Mart, Inc.	60,200	2,255,292
Bals Corp.	966	917,781
Bell-Park Co., Ltd.	450	646,124
Fast Retailing Co. Ltd.	21,300	3,358,089
MEGANE TOP CO. LTD. (d)	268,390	2,658,437
Otsuka Kagu Ltd.	68,000	595,034
Pal Co. Ltd.	113,100	3,536,743
Point, Inc.	135,750	6,210,743
		20,178,243
Textiles, Apparel & Luxury Goods - 0.8%
Fuji Spinning Co. Ltd.	938,000	1,968,393
Japan Vilene Co. Ltd.	115,000	542,432
		2,510,825
TOTAL CONSUMER DISCRETIONARY		84,627,820

	Shares	Value
CONSUMER STAPLES - 5.9%
Food Products - 0.9%
Mitsui Sugar Co. Ltd.	405,000	$ 2,022,923
Nisshin Oillio Group Ltd.	211,000	987,886
		3,010,809
Household Products - 5.0%
Pigeon Corp.	497,200	17,119,112
TOTAL CONSUMER STAPLES		20,129,921
FINANCIALS - 17.1%
Capital Markets - 0.4%
Sawada Holdings Co. Ltd. (a)	83,100	808,108
SBI Holdings, Inc. Japan (d)	6,073	654,618
		1,462,726
Consumer Finance - 1.2%
Aeon Credit Service Co. Ltd.	279,900	3,794,847
Promise Co. Ltd.	36,350	310,313
		4,105,160
Diversified Financial Services - 10.4%
Japan Securities Finance Co. Ltd.	352,200	2,207,229
ORIX Corp.	201,290	19,773,327
Osaka Securities Exchange Co. Ltd.	2,649	13,528,318
		35,508,874
Real Estate Management & Development - 5.1%
Airport Facilities Co. Ltd.	165,700	642,183
Takara Leben Co. Ltd. (e)	1,878,500	13,014,695
Toc Co. Ltd.	105,000	429,672
Toho Real Estate Co. Ltd.	46,400	259,528
Tokyo Tatemono Co. Ltd.	451,000	1,630,637
Tokyu Land Corp.	329,000	1,421,106
		17,397,821
TOTAL FINANCIALS		58,474,581
HEALTH CARE - 4.3%
Biotechnology - 2.2%
Sosei Group Corp. (a)(d)	4,098	7,617,203
Health Care Equipment & Supplies - 1.7%
Sysmex Corp.	2,800	98,058
Terumo Corp.	100,700	5,615,360
		5,713,418
Pharmaceuticals - 0.4%
Rohto Pharmaceutical Co. Ltd.	124,000	1,260,779
TOTAL HEALTH CARE		14,591,400
INDUSTRIALS - 10.5%
Airlines - 1.5%
Skymark Airlines, Inc.	374,000	4,996,266
Building Products - 3.1%
Asahi Glass Co. Ltd.	291,000	3,694,171
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
JS Group Corp.	26,500	$ 638,619
Nichias Corp.	895,000	5,445,000
Shinko Kogyo Co. Ltd.	211,000	728,897
		10,506,687
Construction & Engineering - 1.0%
Nippo Corp.	51,000	410,486
Penta-Ocean Construction Co. Ltd. (d)	1,091,500	2,409,008
SHO-BOND Holdings Co. Ltd.	16,200	424,077
Yahagi Construction Co. Ltd.	50,200	274,258
		3,517,829
Machinery - 3.9%
Asahi Diamond Industrial Co. Ltd.	80,000	1,663,900
HIRANO TECSEED Co. Ltd.	248,000	3,793,880
Hoshizaki Electric Co. Ltd.	86,500	1,681,322
Kubota Corp.	83,000	795,719
Makita Corp.	28,100	1,291,903
Miura Co. Ltd.	15,900	451,699
Nitta Corp.	195,300	3,500,145
		13,178,568
Marine - 0.0%
Japan Transcity Corp.	55,000	176,427
Professional Services - 0.4%
Fullcast Holdings Co. Ltd. (a)(d)	5,077	1,461,131
Road & Rail - 0.3%
Sankyu, Inc.	210,000	964,969
Trading Companies & Distributors - 0.3%
JFE Shoji Holdings, Inc.	70,000	308,727
Tomoe Engineering Co. Ltd.	29,200	621,204
		929,931
TOTAL INDUSTRIALS		35,731,808
INFORMATION TECHNOLOGY - 25.4%
Computers & Peripherals - 0.8%
Fujitsu Ltd.	352,000	2,016,601
Mutoh Holdings Co. Ltd. (a)	207,000	497,152
Wacom Co. Ltd.	205	261,965
		2,775,718
Electronic Equipment & Components - 5.3%
Citizen Holdings Co. Ltd.	1,544,000	9,347,998
Mitsumi Electric Co. Ltd.	61,800	792,363
Origin Electric Co. Ltd.	684,000	3,550,175
Shinko Shoji Co. Ltd.	67,200	571,083

	Shares	Value
Taiyo Yuden Co. Ltd.	101,000	$ 1,422,114
TDK Corp.	46,700	2,409,185
		18,092,918
Internet Software & Services - 8.0%
GREE, Inc.	919,900	18,941,508
Kakaku.com, Inc.	1,441	8,303,203
		27,244,711
IT Services - 0.9%
CAC Corp.	66,200	533,275
NEC Fielding Ltd.	34,100	381,464
Net One Systems Co. Ltd.	1,239	2,243,224
		3,157,963
Office Electronics - 1.2%
Canon, Inc.	87,300	4,110,673
Semiconductors & Semiconductor Equipment - 5.3%
Ferrotec Corp. (d)	327,700	7,493,061
Shinko Electric Industries Co.Ltd.	653,800	6,713,356
Tokyo Electron Ltd.	67,200	3,890,001
		18,096,418
Software - 3.9%
Nintendo Co. Ltd.	57,000	13,485,343
TOTAL INFORMATION TECHNOLOGY		86,963,744
MATERIALS - 10.6%
Chemicals - 5.0%
JSP Corp.	17,800	316,980
Kanto Denka Kogyo Co. Ltd. (d)	714,000	5,439,688
Mitsubishi Chemical Holdings Corp.	264,500	1,790,811
Nippon Shokubai Co. Ltd.	67,000	879,293
Nippon Soda Co. Ltd.	104,000	456,578
STELLA CHEMIFA Corp.	116,200	4,232,592
Toda Kogyo Corp. (d)	252,000	2,359,868
Toray Industries, Inc.	238,000	1,765,170
		17,240,980
Construction Materials - 1.3%
Taiheiyo Cement Corp. (a)(d)	2,515,000	4,311,494
Metals & Mining - 4.3%
Chuo Denki Kogyo Co. Ltd.	141,100	727,075
Hitachi Metals Ltd.	319,000	4,201,145
Kurimoto Ltd. (a)(d)	1,222,000	2,600,496
Mitsubishi Materials Corp. (a)	363,000	1,260,011
Tokyo Rope Manufacturing Co. Ltd.	500,000	1,971,709
Toyo Kohan Co. Ltd.	298,000	1,576,176
Yamato Kogyo Co. Ltd.	72,500	2,392,456
		14,729,068
TOTAL MATERIALS		36,281,542
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
SOFTBANK CORP.	52,400	$ 2,210,841
TOTAL COMMON STOCKS (Cost $309,188,778)		339,011,657
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.13% (b)	289,749	289,749
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	18,606,470	18,606,470
TOTAL MONEY MARKET FUNDS (Cost $18,896,219)		18,896,219
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $328,084,997)		357,907,876
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(15,953,249)
NET ASSETS - 100%		$ 341,954,627
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,374
Fidelity Securities Lending Cash Central Fund	74,695
Total	$ 77,069
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Takara Leben Co. Ltd.	$ 6,428,824	$ 7,268,578	$ 4,478	$ 111,839	$ 13,014,695
Total	$ 6,428,824	$ 7,268,578	$ 4,478	$ 111,839	$ 13,014,695
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 84,627,820	$ -	$ 84,627,820	$ -
Consumer Staples	20,129,921	-	20,129,921	-
Financials	58,474,581	-	58,474,581	-
Health Care	14,591,400	-	14,591,400	-
Industrials	35,731,808	-	35,731,808	-
Information Technology	86,963,744	-	86,963,744	-
Materials	36,281,542	-	36,281,542	-
Telecommunication Services	2,210,841	-	2,210,841	-
Money Market Funds	18,896,219	18,896,219	-	-
Total Investments in Securities:	$ 357,907,876	$ 18,896,219	$ 339,011,657	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $99,728,958 of which $34,348,914 and $65,380,044 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Smaller Companies Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,844,318) - See accompanying schedule: Unaffiliated issuers (cost $297,621,309)	$ 325,996,962
Fidelity Central Funds (cost $18,896,219)	18,896,219
Other affiliated issuers (cost $11,567,469)	13,014,695
Total Investments (cost $328,084,997)		$ 357,907,876
Foreign currency held at value (cost $263,830)		265,193
Receivable for investments sold		5,989,507
Receivable for fund shares sold		569,440
Dividends receivable		2,934,580
Distributions receivable from Fidelity Central Funds		13,230
Prepaid expenses		319
Other receivables		382
Total assets		367,680,527

Liabilities
Payable for investments purchased	$ 6,383,602
Payable for fund shares redeemed	417,463
Accrued management fee	189,230
Other affiliated payables	77,751
Other payables and accrued expenses	51,384
Collateral on securities loaned, at value	18,606,470
Total liabilities		25,725,900

Net Assets		$ 341,954,627
Net Assets consist of:
Paid in capital		$ 400,580,678
Undistributed net investment income		1,745,629
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(90,215,342)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,843,662
Net Assets, for 37,156,953 shares outstanding		$ 341,954,627
Net Asset Value, offering price and redemption price per share ($341,954,627 ÷ 37,156,953 shares)		$ 9.20

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends (including $111,839 earned from other affiliated issuers)		$ 3,712,696
Interest		66
Income from Fidelity Central Funds		77,069
Income before foreign taxes withheld		3,789,831
Less foreign taxes withheld		(259,889)
Total income		3,529,942

Expenses
Management fee	$ 1,123,086
Transfer agent fees	374,166
Accounting and security lending fees	83,646
Custodian fees and expenses	50,770
Independent trustees' compensation	844
Registration fees	9,762
Audit	30,227
Legal	544
Miscellaneous	1,635
Total expenses		1,674,680
Net investment income (loss)		1,855,262
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,674,188
Other affiliated issuers	2,278
Foreign currency transactions	49,403
Total net realized gain (loss)		19,725,869
Change in net unrealized appreciation (depreciation) on: Investment securities	15,962,763
Assets and liabilities in foreign currencies	(45,912)
Total change in net unrealized appreciation (depreciation)		15,916,851
Net gain (loss)		35,642,720
Net increase (decrease) in net assets resulting from operations		$ 37,497,982

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,855,262	$ 1,419,195
Net realized gain (loss)	19,725,869	28,486,150
Change in net unrealized appreciation (depreciation)	15,916,851	(38,277,520)
Net increase (decrease) in net assets resulting from operations	37,497,982	(8,372,175)
Distributions to shareholders from net investment income	(1,489,334)	(1,348,099)
Distributions to shareholders from net realized gain	(3,144,149)	(5,392,393)
Total distributions	(4,633,483)	(6,740,492)
Share transactions Proceeds from sales of shares	78,491,668	50,767,825
Reinvestment of distributions	3,574,551	4,237,697
Cost of shares redeemed	(58,672,280)	(150,075,480)
Net increase (decrease) in net assets resulting from share transactions	23,393,939	(95,069,958)
Redemption fees	93,089	71,634
Total increase (decrease) in net assets	56,351,527	(110,110,991)
Net Assets
Beginning of period	285,603,100	395,714,091
End of period (including undistributed net investment income of $1,745,629 and undistributed net investment income of $1,379,701, respectively)	$ 341,954,627	$ 285,603,100
Other Information Shares
Sold	8,695,030	5,995,088
Issued in reinvestment of distributions	415,163	497,382
Redeemed	(6,644,510)	(17,876,316)
Net increase (decrease)	2,465,683	(11,383,846)

Financial Highlights

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.23	$ 8.59	$ 6.99	$ 12.63	$ 13.43	$ 14.25
Income from Investment Operations
Net investment income (loss) D	.05	.04	.02	.04	.03	.01
Net realized and unrealized gain (loss)	1.06	(.25)	1.63	(5.45)	(.46)	- H
Total from investment operations	1.11	(.21)	1.65	(5.41)	(.43)	.01
Distributions from net investment income	(.05)	(.03)	(.04)	(.02)	(.01)	(.02)
Distributions from net realized gain	(.10)	(.12)	(.01)	(.21)	(.36)	(.83)
Total distributions	(.14) I	(.15)	(.05)	(.23)	(.37)	(.85)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.02
Net asset value, end of period	$ 9.20	$ 8.23	$ 8.59	$ 6.99	$ 12.63	$ 13.43
Total Return B,C	13.60%	(2.50)%	23.84%	(43.58)%	(3.27)%	(.36)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.05% A	1.09%	1.16%	1.05%	1.02%	1.02%
Expenses net of fee waivers, if any	1.05% A	1.09%	1.16%	1.05%	1.02%	1.02%
Expenses net of all reductions	1.05% A	1.09%	1.14%	1.03%	1.00%	1.01%
Net investment income (loss)	1.17% A	.43%	.33%	.44%	.23%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 341,955	$ 285,603	$ 395,714	$ 393,934	$ 811,653	$ 1,217,239
Portfolio turnover rate F	131% A	78%	183%	86%	76%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Japan Smaller Companies Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 41,754,655
Gross unrealized depreciation	(19,104,541)
Net unrealized appreciation (depreciation) on securities and other investments	$ 22,650,114
Tax cost	$ 335,257,762

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $227,729,008 and $207,250,057, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.

The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $546 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $74,695. During the period, there were no securities loaned to FCM.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisors International Fund was the owner of record of approximately 15% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Latin America Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.34%
Actual		$ 1,000.00	$ 1,054.70	$ 6.83
Hypothetical A		$ 1,000.00	$ 1,018.15	$ 6.71
Class T	1.61%
Actual		$ 1,000.00	$ 1,053.30	$ 8.20
Hypothetical A		$ 1,000.00	$ 1,016.81	$ 8.05
Class B	2.10%
Actual		$ 1,000.00	$ 1,050.70	$ 10.68
Hypothetical A		$ 1,000.00	$ 1,014.38	$ 10.49
Class C	2.07%
Actual		$ 1,000.00	$ 1,050.90	$ 10.53
Hypothetical A		$ 1,000.00	$ 1,014.53	$ 10.34
Latin America	1.00%
Actual		$ 1,000.00	$ 1,056.50	$ 5.10
Hypothetical A		$ 1,000.00	$ 1,019.84	$ 5.01
Institutional Class	1.05%
Actual		$ 1,000.00	$ 1,056.40	$ 5.35
Hypothetical A		$ 1,000.00	$ 1,019.59	$ 5.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Latin America Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Brazil	60.1%
Mexico	17.7%
Chile	12.9%
United States of America	3.0%
Colombia	2.7%
Peru	1.7%
Luxembourg	1.3%
Canada	0.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Brazil	59.9%
Mexico	15.9%
Chile	11.9%
United States of America	3.7%
Colombia	3.3%
Peru	2.0%
Luxembourg	1.3%
Bermuda	1.1%
Bahamas (Nassau)	0.5%
Other	0.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.4	98.2
Short-Term Investments and Net Other Assets	1.6	1.8
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Itau Unibanco Banco Multiplo SA sponsored ADR (Brazil, Commercial Banks)	8.5	8.6
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	8.3	7.6
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	6.6	5.6
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	5.8	6.0
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR (Brazil, Oil, Gas & Consumable Fuels)	5.1	4.2
Wal-Mart de Mexico SA de CV Series V (Mexico, Food & Staples Retailing)	4.6	3.7
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (Brazil, Beverages)	4.5	4.1
Banco Bradesco SA (PN) (Brazil, Commercial Banks)	3.5	4.1
CAP SA (Chile, Metals & Mining)	3.5	3.3
Vale SA sponsored ADR (Brazil, Metals & Mining)	3.4	3.5
	53.8
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	19.5	16.6
Financials	18.4	21.2
Materials	17.9	19.3
Energy	15.1	13.2
Telecommunication Services	14.4	11.3
Utilities	6.6	6.0
Industrials	3.5	3.5
Consumer Discretionary	3.0	5.7
Health Care	0.0	1.0
Information Technology	0.0	0.4

Semiannual Report

Fidelity Latin America Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Brazil - 60.1%
AES Tiete SA (PN) (non-vtg.)	5,626,145	$ 93,334,002
Banco Bradesco SA:
(PN)	3,221,816	64,321,643
(PN) sponsored ADR	3,791,522	76,702,490
Brascan Residential Properties SA	4,146,300	23,059,890
Brasil Foods SA	2,462,100	49,342,155
Brasil Insurance Participacoes e Administracao SA	7,800	9,816,310
Braskem SA Class A sponsored ADR	146,000	4,355,180
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR (d)	5,668,330	184,674,191
sponsored ADR	345,225	9,079,418
Companhia de Concessoes Rodoviarias	1,640,600	51,096,040
CPFL Energia SA sponsored ADR (d)	460,933	40,764,915
Eletropaulo Metropolitana SA (PN-B)	976,220	23,764,842
Itau Unibanco Banco Multiplo SA	3,511,231	82,798,367
Itau Unibanco Banco Multiplo SA:
ADR (a)(e)	590,300	14,019,625
sponsored ADR	10,648,403	252,899,571
Itausa-Investimentos Itau SA (PN)	4,883,900	37,716,510
Light SA	681,200	11,473,845
Lojas Americanas SA (PN)	4,547,700	40,467,679
Multiplan Empreendimentos Imobiliarios SA	544,200	11,328,132
Multiplus SA	1,798,300	36,919,272
Natura Cosmeticos SA	146,000	4,110,977
OGX Petroleo e Gas Participacoes SA (a)	3,636,500	39,039,271
Petroleo Brasileiro SA - Petrobras:
(ON)	918,728	16,870,306
(ON) sponsored ADR	5,137,020	191,764,957
(PN) (non-vtg.)	8,889,671	144,648,559
(PN) sponsored ADR (non-vtg.)	3,798,161	126,744,633
QGEP Participacoes SA	583,100	7,968,379
Souza Cruz Industria Comerico	10,355,500	116,436,023
TAM SA (PN) sponsored ADR (ltd. vtg.)	2,718,536	56,763,032
TIM Participacoes SA	6,712,700	30,805,119
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	1,832,072	86,437,157
Usinas Siderurgicas de Minas Gerais SA - Usiminas	1,170,750	19,198,722
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	3,580,800	36,757,084
Vale SA:
(PN-A)	1,775,700	51,996,758
(PN-A) sponsored ADR	6,210,029	185,679,867
sponsored ADR	4,198,700	140,236,580
Vivo Participacoes SA:
(PN)	790,138	31,941,001
sponsored ADR	1,134,441	47,430,978
TOTAL BRAZIL		2,452,763,480

	Shares	Value
Canada - 0.6%
Petrominerales Ltd.	649,700	$ 24,865,910
Chile - 12.9%
Banco Santander Chile sponsored ADR (d)	1,134,386	103,898,414
CAP SA	2,618,667	140,757,942
Cencosud SA	6,796,422	53,506,406
Compania Cervecerias Unidas SA	3,789,041	45,670,915
Compania Cervecerias Unidas SA sponsored ADR	236,700	14,202,000
Empresa Nacional de Electricidad SA	7,362,020	13,910,210
Empresa Nacional de Telecomunicaciones SA (ENTEL)	820,916	16,669,699
Empresas La Polar SA	1,083,935	6,085,525
Enersis SA	44,797,799	19,132,339
Enersis SA sponsored ADR	3,014,647	64,392,860
SACI Falabella	4,407,787	48,103,214
TOTAL CHILE		526,329,524
Colombia - 2.7%
BanColombia SA sponsored ADR (d)	542,629	35,949,171
Bolsa de Valores de Colombia	377,697,486	8,669,937
Ecopetrol SA	27,178,645	58,392,520
Ecopetrol SA ADR (d)	195,000	8,554,650
TOTAL COLOMBIA		111,566,278
Luxembourg - 1.3%
Millicom International Cellular SA	315,413	34,171,844
Ternium SA sponsored ADR	611,807	20,568,951
TOTAL LUXEMBOURG		54,740,795
Mexico - 17.7%
America Movil SAB de CV:
Series L	2,536,700	7,270,256
Series L sponsored ADR	5,794,314	331,434,756
Bolsa Mexicana de Valores SA de CV	11,856,600	25,524,647
Coca-Cola FEMSA SAB de CV sponsored ADR	439,700	35,074,869
Compartamos SAB de CV (a)	4,774,900	8,906,244
Grupo Comercial Chedraui de CV	5,669,600	19,106,030
Grupo Modelo SAB de CV Series C	5,140,000	32,142,025
Industrias Penoles SA de CV	721,255	28,087,759
Kimberly-Clark de Mexico SA de CV Series A	7,020,700	43,445,183
Wal-Mart de Mexico SA de CV Series V	60,402,470	189,225,076
TOTAL MEXICO		720,216,845
Peru - 1.7%
Compania de Minas Buenaventura SA sponsored ADR	1,701,100	70,884,837
Common Stocks - continued
	Shares	Value
United States of America - 1.4%
First Cash Financial Services, Inc. (a)	555,326	$ 21,790,992
Southern Copper Corp.	889,800	33,331,908
TOTAL UNITED STATES OF AMERICA		55,122,900
TOTAL COMMON STOCKS (Cost $1,873,908,088)		4,016,490,569
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.13% (b)	2,755,425	2,755,425
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	63,820,625	63,820,625
TOTAL MONEY MARKET FUNDS (Cost $66,576,050)		66,576,050
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,940,484,138)		4,083,066,619
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,217,404)
NET ASSETS - 100%		$ 4,081,849,215
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,019,625 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,603
Fidelity Securities Lending Cash Central Fund	280,705
Total	$ 316,308
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $425,993,249 of which $18,806,576, $31,200,847 and $375,985,826 will expire in fiscal 2015, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The capital loss carryforward expiring in fiscal 2015 and 2016 were acquired from Fidelity Advisor Latin America Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $61,952,041) - See accompanying schedule: Unaffiliated issuers (cost $1,873,908,088)	$ 4,016,490,569
Fidelity Central Funds (cost $66,576,050)	66,576,050
Total Investments (cost $1,940,484,138)		$ 4,083,066,619
Cash		2,841,976
Foreign currency held at value (cost $32,617,303)		33,378,061
Receivable for investments sold		16,224,961
Receivable for fund shares sold		2,810,434
Dividends receivable		28,873,956
Distributions receivable from Fidelity Central Funds		23,763
Prepaid expenses		4,039
Other receivables		385,198
Total assets		4,167,609,007

Liabilities
Payable for investments purchased	$ 4,646,979
Payable for fund shares redeemed	13,725,466
Accrued management fee	2,404,010
Distribution and service plan fees payable	94,153
Other affiliated payables	816,752
Other payables and accrued expenses	251,807
Collateral on securities loaned, at value	63,820,625
Total liabilities		85,759,792

Net Assets		$ 4,081,849,215
Net Assets consist of:
Paid in capital		$ 2,221,596,854
Undistributed net investment income		35,634,884
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(318,907,599)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,143,525,076
Net Assets		$ 4,081,849,215

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($116,446,928 ÷ 1,933,578 shares)	$ 60.22

Maximum offering price per share (100/94.25 of $60.22)	$ 63.89
Class T: Net Asset Value and redemption price per share ($34,836,772 ÷ 578,973 shares)	$ 60.17

Maximum offering price per share (100/96.50 of $60.17)	$ 62.35
Class B: Net Asset Value and offering price per share ($18,690,965 ÷ 311,131 shares)A	$ 60.07

Class C: Net Asset Value and offering price per share ($47,986,755 ÷ 798,953 shares)A	$ 60.06

Latin America: Net Asset Value, offering price and redemption price per share ($3,851,567,624 ÷ 63,937,300 shares)	$ 60.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,320,171 ÷ 204,373 shares)	$ 60.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 74,659,189
Income from Fidelity Central Funds		316,308
Income before foreign taxes withheld		74,975,497
Less foreign taxes withheld		(6,945,768)
Total income		68,029,729

Expenses
Management fee	$ 15,129,439
Transfer agent fees	4,441,598
Distribution and service plan fees	570,268
Accounting and security lending fees	776,768
Custodian fees and expenses	1,036,475
Independent trustees' compensation	11,168
Registration fees	99,328
Audit	30,690
Legal	22,426
Interest	5,622
Miscellaneous	20,870
Total expenses before reductions	22,144,652
Expense reductions	(27,575)	22,117,077
Net investment income (loss)		45,912,652
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	149,320,661
Foreign currency transactions	1,109,931
Total net realized gain (loss)		150,430,592
Change in net unrealized appreciation (depreciation) on: Investment securities	19,541,902
Assets and liabilities in foreign currencies	928,787
Total change in net unrealized appreciation (depreciation)		20,470,689
Net gain (loss)		170,901,281
Net increase (decrease) in net assets resulting from operations		$ 216,813,933

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 45,912,652	$ 87,692,165
Net realized gain (loss)	150,430,592	293,510,668
Change in net unrealized appreciation (depreciation)	20,470,689	519,183,458
Net increase (decrease) in net assets resulting from operations	216,813,933	900,386,291
Distributions to shareholders from net investment income	(22,292,136)	(118,560,409)
Distributions to shareholders from net realized gain	(15,707,585)	(33,986,366)
Total distributions	(37,999,721)	(152,546,775)
Share transactions - net increase (decrease)	(614,918,522)	(275,675,234)
Redemption fees	457,557	1,583,234
Total increase (decrease) in net assets	(435,646,753)	473,747,516

Net Assets
Beginning of period	4,517,495,968	4,043,748,452
End of period (including undistributed net investment income of $35,634,884 and undistributed net investment income of $12,014,368, respectively)	$ 4,081,849,215	$ 4,517,495,968

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 57.48	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.53	.02
Net realized and unrealized gain (loss)	2.59	2.79
Total from investment operations	3.12	2.81
Distributions from net investment income	(.19)	(.80)
Distributions from net realized gain	(.20)	-
Total distributions	(.39)	(.80)
Redemption fees added to paid in capital E	.01	- K
Net asset value, end of period	$ 60.22	$ 57.48
Total Return B,C,D	5.47%	5.14%
Ratios to Average Net Assets F,I
Expenses before reductions	1.34% A	1.37% A
Expenses net of fee waivers, if any	1.34% A	1.37% A
Expenses net of all reductions	1.34% A	1.34% A
Net investment income (loss)	1.84% A	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,447	$ 115,626
Portfolio turnover rate G	9% A	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010.I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 57.47	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.45	.01
Net realized and unrealized gain (loss)	2.59	2.79
Total from investment operations	3.04	2.80
Distributions from net investment income	(.15)	(.80)
Distributions from net realized gain	(.20)	-
Total distributions	(.35)	(.80)
Redemption fees added to paid in capital E	.01	- K
Net asset value, end of period	$ 60.17	$ 57.47
Total Return B,C,D	5.33%	5.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.61% A	1.63% A
Expenses net of fee waivers, if any	1.61% A	1.63% A
Expenses net of all reductions	1.61% A	1.60% A
Net investment income (loss)	1.57% A	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,837	$ 36,820
Portfolio turnover rate G	9% A	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010.I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.31	(.02)
Net realized and unrealized gain (loss)	2.58	2.79
Total from investment operations	2.89	2.77
Distributions from net investment income	(.07)	(.80)
Distributions from net realized gain	(.20)	-
Total distributions	(.27)	(.80)
Redemption fees added to paid in capital E	.01	- K
Net asset value, end of period	$ 60.07	$ 57.44
Total Return B,C,D	5.07%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	2.10% A	2.12% A
Expenses net of fee waivers, if any	2.10% A	2.12% A
Expenses net of all reductions	2.10% A	2.10% A
Net investment income (loss)	1.08% A	(.36)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,691	$ 20,392
Portfolio turnover rate G	9% A	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.32	(.02)
Net realized and unrealized gain (loss)	2.58	2.79
Total from investment operations	2.90	2.77
Distributions from net investment income	(.09)	(.80)
Distributions from net realized gain	(.20)	-
Total distributions	(.29)	(.80)
Redemption fees added to paid in capital E	.01	- K
Net asset value, end of period	$ 60.06	$ 57.44
Total Return B,C,D	5.09%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	2.07% A	2.09% A
Expenses net of fee waivers, if any	2.07% A	2.09% A
Expenses net of all reductions	2.07% A	2.07% A
Net investment income (loss)	1.11% A	(.34)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,987	$ 48,329
Portfolio turnover rate G	9% A	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Latin America

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 57.50	$ 47.29	$ 28.69	$ 67.90	$ 41.13	$ 29.40
Income from Investment Operations
Net investment income (loss) D	.63	1.07	.72	.83	.68	.82
Net realized and unrealized gain (loss)	2.59	11.00	18.32	(37.74)	27.43	11.68
Total from investment operations	3.22	12.07	19.04	(36.91)	28.11	12.50
Distributions from net investment income	(.29)	(1.49)	(.46)	(.65)	(.61)	(.46)
Distributions from net realized gain	(.20)	(.39)	-	(1.72)	(.77)	(.38)
Total distributions	(.49)	(1.88)	(.46)	(2.37)	(1.38)	(.84)
Redemption fees added to paid in capital D	.01	.02	.02	.07	.04	.07
Net asset value, end of period	$ 60.24	$ 57.50	$ 47.29	$ 28.69	$ 67.90	$ 41.13
Total Return B,C	5.65%	25.91%	67.88%	(56.20)%	70.35%	43.57%
Ratios to Average Net Assets E,G
Expenses before reductions	1.00% A	1.03%	1.07%	1.02%	1.00%	1.05%
Expenses net of fee waivers, if any	1.00% A	1.03%	1.07%	1.02%	1.00%	1.05%
Expenses net of all reductions	1.00% A	1.01%	1.05%	1.00%	.98%	1.02%
Net investment income (loss)	2.18% A	2.10%	2.04%	1.41%	1.33%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,851,568	$ 4,283,462	$ 4,043,748	$ 2,225,606	$ 6,219,690	$ 3,122,473
Portfolio turnover rate F	9% A	56% H	52%	51%	52%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 57.49	$ 55.47
Income from Investment Operations
Net investment income (loss) D	.62	.03
Net realized and unrealized gain (loss)	2.59	2.79
Total from investment operations	3.21	2.82
Distributions from net investment income	(.23)	(.80)
Distributions from net realized gain	(.20)	-
Total distributions	(.43)	(.80)
Redemption fees added to paid in capital D	.01	- J
Net asset value, end of period	$ 60.28	$ 57.49
Total Return B,C	5.64%	5.15%
Ratios to Average Net Assets E,H
Expenses before reductions	1.05% A	1.08% A
Expenses net of fee waivers, if any	1.05% A	1.08% A
Expenses net of all reductions	1.04% A	1.06% A
Net investment income (loss)	2.13% A	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,320	$ 12,868
Portfolio turnover rate F	9% A	56% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Latin America and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,113,758,118
Gross unrealized depreciation	(10,246,300)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,103,511,818
Tax cost	$ 1,979,554,801

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $195,054,939 and $783,238,731, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 144,769	$ 5,478
Class T	.25%	.25%	89,372	1,344
Class B	.75%	.25%	95,375	71,531
Class C	.75%	.25%	240,752	43,291
			$ 570,268	$ 121,644

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 41,581
Class T	5,370
Class B*	6,154
Class C*	2,120
$ 55,225

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 166,141.29
Class T	55,703.31
Class B	28,765.30
Class C	65,606.27
Latin America	4,109,385.20
Institutional Class	15,998.25
	$ 4,441,598

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,987 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,011,935.41%		$ 5,622

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,615 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $280,705. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27,519 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $56.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010 A
From net investment income
Class A	$ 387,219	$ 1,442
Class T	94,474	1,442
Class B	23,836	1,442
Class C	78,469	1,442
Latin America	21,655,692	118,553,199
Institutional Class	52,446	1,442
Total	$ 22,292,136	$ 118,560,409
From net realized gain
Class A	$ 407,401	$ -
Class T	127,447	-
Class B	68,279	-
Class C	170,156	-
Latin America	14,889,803	33,986,366
Institutional Class	44,499	-
Total	$ 15,707,585	$ 33,986,366

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period September 28, 2010 (commencement of sale of shares) to October 31, 2010.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010 A	Six months ended April 30, 2011	Year ended October 31, 2010 A
Class A
Shares sold	247,101	41,687	$ 14,245,128	$ 2,369,263
Issued in exchange of shares of Fidelity Advisor Latin America Fund	-	2,023,866	-	113,640,086
Reinvestment of distributions	12,195	26	706,534	1,442
Shares redeemed	(337,346)	(53,951)	(19,333,246)	(3,076,408)
Net increase (decrease)	(78,050)	2,011,628	$ (4,381,584)	$ 112,934,383
Class T
Shares sold	55,301	18,758	$ 3,190,386	$ 1,058,068
Issued in exchange of shares of Fidelity Advisor Latin America Fund	-	637,585	-	35,800,407
Reinvestment of distributions	3,721	26	215,680	1,442
Shares redeemed	(120,792)	(15,626)	(6,910,950)	(885,588)
Net increase (decrease)	(61,770)	640,743	$ (3,504,884)	$ 35,974,329
Class B
Shares sold	6,967	3,456	$ 399,990	$ 192,197
Issued in exchange of shares of Fidelity Advisor Latin America Fund	-	359,402	-	20,176,816
Reinvestment of distributions	1,326	26	76,906	1,442
Shares redeemed	(52,185)	(7,861)	(3,001,654)	(450,086)
Net increase (decrease)	(43,892)	355,023	$ (2,524,758)	$ 19,920,369
Class C
Shares sold	95,305	17,327	$ 5,498,388	$ 976,205
Issued in exchange of shares of Fidelity Advisor Latin America Fund	-	840,828	-	47,204,057
Reinvestment of distributions	3,829	26	222,012	1,442
Shares redeemed	(141,571)	(16,791)	(8,103,077)	(947,712)
Net increase (decrease)	(42,437)	841,390	$ (2,382,677)	$ 47,233,992

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010 A	Six months ended April 30, 2011	Year ended October 31, 2010 A
Latin America
Shares sold	5,689,407	22,062,249	$ 329,464,933	$ 1,142,552,819
Reinvestment of distributions	609,933	2,770,809	35,291,350	147,652,381
Shares redeemed	(16,859,488)	(35,850,914)	(965,755,077)	(1,794,503,952)
Net increase (decrease)	(10,560,148)	(11,017,856)	$ (600,998,794)	$ (504,298,752)
Institutional Class
Shares sold	49,226	3,784	$ 2,849,852	$ 212,699
Issued in exchange of shares of Fidelity Advisor Latin America Fund	-	228,366	-	12,822,761
Reinvestment of distributions	1,178	26	68,214	1,442
Shares redeemed	(69,839)	(8,368)	(4,043,891)	(476,457)
Net increase (decrease)	(19,435)	223,808	$ (1,125,825)	$ 12,560,445

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period September 28, 2010 (commencement of sale of shares) to October 31, 2010.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Merger Information.

On October 1, 2010 the Fund acquired all of the assets and assumed all of the liabilities of the Fidelity Advisor Latin America Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees ("The Board") on July 6, 2010. The reorganization provides shareholders of the Target Fund access to a larger portfolio with the same investment objectives and lower expenses. The acquisition was accomplished by an exchange of 2,023,866 Class A shares, 637,585 Class T shares, 359,402 Class B shares, 840,828 Class C shares, and 228,366 Institutional class shares of the Fund, respectively, for 2,219,330 Class A shares, 700,912 Class T shares, 400,205 Class B shares, 940,861 Class C shares, and 245,559 Institutional class shares then outstanding (valued at $51.20, $51.08, $50.42, $50.17 and $52.22 per share for Class A, Class T, Class B, Class C, and Institutional class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets, including securities of $229,225,487, unrealized appreciation of $95,358,358, and net other assets of $418,642, were combined with the Fund's net assets of $4,149,781,255 for total net assets after the acquisition of $4,379,425,384.

Pro forma results of operations of the combined entity for the entire year ended October 31, 2010, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 90,969,628
Total net realized gain (loss)	302,327,523
Total change in net unrealized appreciation (depreciation)	548,871,563
Net increase (decrease) in net assets resulting from operations	$ 942,168,714

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since October 1, 2010.

Semiannual Report

Fidelity Nordic Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Actual	1.04%	$ 1,000.00	$ 1,211.10	$ 5.70
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.64	$ 5.21

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Nordic Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Sweden	51.9%
Norway	14.4%
Finland	13.7%
Denmark	11.5%
United States of America	2.9%
France	2.0%
Germany	1.6%
Bermuda	1.1%
Russia	0.4%
Other	0.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Sweden	39.7%
Norway	21.3%
Finland	18.2%
Denmark	15.9%
United States of America	2.5%
Bermuda	2.0%
Iceland	0.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	98.5
Short-Term Investments and Net Other Assets	0.9	1.5
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	9.0	6.7
Telefonaktiebolaget LM Ericsson (B Shares) (Sweden, Communications Equipment)	6.8	2.4
Nordea Bank AB (Sweden, Commercial Banks)	5.8	0.6
Volvo AB (B Shares) (Sweden, Machinery)	5.3	3.9
Sandvik AB (Sweden, Machinery)	4.6	3.7
Svenska Handelsbanken AB (A Shares) (Sweden, Commercial Banks)	4.5	0.0
DnB NOR ASA (Norway, Commercial Banks)	3.3	3.6
Swedbank AB (A Shares) (Sweden, Commercial Banks)	3.1	4.0
Swedish Match Co. (Sweden, Tobacco)	3.0	1.1
Orkla ASA (A Shares) (Norway, Industrial Conglomerates)	2.9	0.0
	48.3
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	30.0	26.8
Financials	24.0	14.0
Health Care	9.3	9.4
Information Technology	8.3	8.0
Energy	7.3	7.6
Consumer Discretionary	7.3	13.0
Materials	5.4	10.3
Telecommunication Services	4.5	5.5
Consumer Staples	3.0	3.9

Semiannual Report

Fidelity Nordic Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Bermuda - 1.1%
Golar LNG Energy Ltd. (a)	1,241,795	$ 6,201,460
Denmark - 11.5%
DSV de Sammensluttede Vognmaend A/S	209,200	5,467,978
Jyske Bank AS (Reg.) (a)	156,600	7,785,056
Novo Nordisk A/S Series B	382,301	48,398,682
TOTAL DENMARK		61,651,716
Finland - 13.7%
Elisa Corp. (A Shares)	447,400	10,768,694
Kone Oyj (B Shares)	226,020	14,157,881
Nokia Corp.	838,814	7,727,745
Nokian Tyres PLC	293,113	15,195,564
Stora Enso Oyj (R Shares) (d)	990,300	11,932,681
UPM-Kymmene Corp.	668,900	13,712,322
TOTAL FINLAND		73,494,887
France - 2.0%
Alstom SA	160,766	10,690,694
Germany - 1.6%
MAN SE	62,000	8,640,699
Iceland - 0.3%
Ossur hf (a)	994,764	1,718,892
Marshall Islands - 0.2%
Ocean Rig UDW, Inc. (a)	50,600	1,089,862
Norway - 14.4%
Aker Solutions ASA	562,150	13,565,277
DnB NOR ASA (d)	1,071,700	17,424,688
Orkla ASA (A Shares)	1,558,800	15,791,973
Schibsted ASA (B Shares)	350,000	10,520,648
StatoilHydro ASA	317,496	9,301,142
Storebrand ASA (A Shares)	1,051,700	10,925,243
TOTAL NORWAY		77,528,971
Russia - 0.4%
OAO Gazprom sponsored ADR	134,000	2,286,040
Sweden - 51.9%
Alfa Laval AB (d)	558,800	12,510,241
ASSA ABLOY AB (B Shares)	493,200	14,803,753
Atlas Copco AB (B Shares)	364,900	9,666,665
Hexagon AB (B Shares)	432,300	11,230,429
Intrum Justitia AB	361,200	5,468,652
Investor AB (B Shares)	485,200	12,082,833
Modern Times Group MTG AB (B Shares)	173,250	13,272,897

	Shares	Value
Nordea Bank AB (d)	2,749,800	$ 31,372,336
Ratos AB (B Shares)	209,800	8,668,331
Sandvik AB	1,159,600	24,598,448
Svenska Handelsbanken AB (A Shares)	689,700	23,931,512
Swedbank AB (A Shares)	869,255	16,483,267
Swedish Match Co. (d)	461,600	16,375,782
Telefonaktiebolaget LM Ericsson (B Shares)	2,427,719	36,830,653
TeliaSonera AB	1,618,400	13,212,850
Volvo AB (B Shares)	1,463,000	28,710,482
TOTAL SWEDEN		279,219,131
United States of America - 2.0%
ION Geophysical Corp. (a)	586,700	7,415,888
Mercer International, Inc. (SBI) (a)	279,100	3,396,647
TOTAL UNITED STATES OF AMERICA		10,812,535
TOTAL COMMON STOCKS (Cost $458,394,448)		533,334,887
Money Market Funds - 9.2%

Fidelity Cash Central Fund, 0.13% (b)	2,952,584	2,952,584
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	46,479,050	46,479,050
TOTAL MONEY MARKET FUNDS (Cost $49,431,634)		49,431,634
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $507,826,082)		582,766,521
NET OTHER ASSETS (LIABILITIES) - (8.3)%		(44,889,114)
NET ASSETS - 100%		$ 537,877,407
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,880
Fidelity Securities Lending Cash Central Fund	552,935
Total	$ 556,815
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Sweden	$ 279,219,131	$ 242,388,478	$ 36,830,653	$ -
Norway	77,528,971	68,227,829	9,301,142	-
Finland	73,494,887	65,767,142	7,727,745	-
Denmark	61,651,716	13,253,034	48,398,682	-
United States of America	10,812,535	10,812,535	-	-
France	10,690,694	10,690,694	-	-
Germany	8,640,699	8,640,699	-	-
Bermuda	6,201,460	6,201,460	-	-
Russia	2,286,040	2,286,040	-	-
Other	2,808,754	2,808,754	-	-
Money Market Funds	49,431,634	49,431,634	-	-
Total Investments in Securities:	$ 582,766,521	$ 480,508,299	$ 102,258,222	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $182,736,647 of which $49,861,789 and $132,874,858 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Nordic Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,358,918) - See accompanying schedule: Unaffiliated issuers (cost $458,394,448)	$ 533,334,887
Fidelity Central Funds (cost $49,431,634)	49,431,634
Total Investments (cost $507,826,082)		$ 582,766,521
Cash		2,990
Receivable for investments sold		146,589
Receivable for fund shares sold		1,188,825
Dividends receivable		1,667,933
Distributions receivable from Fidelity Central Funds		366,863
Prepaid expenses		384
Other receivables		108,476
Total assets		586,248,581

Liabilities
Payable for investments purchased	$ 734,635
Payable for fund shares redeemed	410,498
Accrued management fee	301,695
Other affiliated payables	117,985
Other payables and accrued expenses	327,311
Collateral on securities loaned, at value	46,479,050
Total liabilities		48,371,174

Net Assets		$ 537,877,407
Net Assets consist of:
Paid in capital		$ 547,727,098
Undistributed net investment income		5,433,278
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(90,246,732)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		74,963,763
Net Assets, for 13,879,492 shares outstanding		$ 537,877,407
Net Asset Value, offering price and redemption price per share ($537,877,407 ÷ 13,879,492 shares)		$ 38.75

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 8,741,391
Interest		63
Income from Fidelity Central Funds (including $552,935 from security lending)		556,815
Income before foreign taxes withheld		9,298,269
Less foreign taxes withheld		(1,401,232)
Total income		7,897,037

Expenses
Management fee	$ 1,727,373
Transfer agent fees	599,654
Accounting and security lending fees	127,103
Custodian fees and expenses	40,130
Independent trustees' compensation	1,202
Registration fees	13,960
Audit	30,551
Legal	801
Interest	791
Miscellaneous	2,103
Total expenses before reductions	2,543,668
Expense reductions	(116,587)	2,427,081
Net investment income (loss)		5,469,956
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	96,066,426
Foreign currency transactions	114,389
Total net realized gain (loss)		96,180,815
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,160,098)
Assets and liabilities in foreign currencies	20,474
Total change in net unrealized appreciation (depreciation)		(7,139,624)
Net gain (loss)		89,041,191
Net increase (decrease) in net assets resulting from operations		$ 94,511,147

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,469,956	$ 4,179,042
Net realized gain (loss)	96,180,815	41,433,413
Change in net unrealized appreciation (depreciation)	(7,139,624)	33,478,890
Net increase (decrease) in net assets resulting from operations	94,511,147	79,091,345
Distributions to shareholders from net investment income	(4,111,279)	(4,315,648)
Share transactions Proceeds from sales of shares	72,292,167	163,155,616
Reinvestment of distributions	3,976,175	4,158,861
Cost of shares redeemed	(86,639,688)	(118,821,372)
Net increase (decrease) in net assets resulting from share transactions	(10,371,346)	48,493,105
Redemption fees	74,317	91,663
Total increase (decrease) in net assets	80,102,839	123,360,465

Net Assets
Beginning of period	457,774,568	334,414,103
End of period (including undistributed net investment income of $5,433,278 and undistributed net investment income of $4,074,601, respectively)	$ 537,877,407	$ 457,774,568
Other Information Shares
Sold	2,101,322	5,576,785
Issued in reinvestment of distributions	119,440	148,584
Redeemed	(2,528,099)	(4,240,424)
Net increase (decrease)	(307,337)	1,484,945

Financial Highlights

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.27	$ 26.33	$ 20.75	$ 52.81	$ 36.58	$ 30.92
Income from Investment Operations
Net investment income (loss) D	.38	.33	.35	.85	2.39 G	.50
Net realized and unrealized gain (loss)	6.38	5.94	6.29	(28.93)	14.60	7.94
Total from investment operations	6.76	6.27	6.64	(28.08)	16.99	8.44
Distributions from net investment income	(.29)	(.34)	(1.06)	(1.73)	(.29)	(.35)
Distributions from net realized gain	-	-	-	(2.28)	(.51)	(2.49)
Total distributions	(.29)	(.34)	(1.06)	(4.01)	(.80)	(2.84)
Redemption fees added to paid in capital D	.01	.01	- I	.03	.04	.06
Net asset value, end of period	$ 38.75	$ 32.27	$ 26.33	$ 20.75	$ 52.81	$ 36.58
Total Return B, C	21.11%	24.05%	34.90%	(57.32)%	47.38%	29.68%
Ratios to Average Net Assets E, H
Expenses before reductions	1.04% A	1.12%	1.15%	1.09%	1.06%	1.14%
Expenses net of fee waivers, if any	1.04% A	1.12%	1.15%	1.09%	1.06%	1.14%
Expenses net of all reductions	.99% A	1.10%	1.12%	1.07%	1.03%	1.10%
Net investment income (loss)	2.24% A	1.16%	1.71%	2.10%	5.37% G	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 537,877	$ 457,775	$ 334,414	$ 290,401	$ 997,726	$ 348,482
Portfolio turnover rate F	222% A	80%	107%	72%	62%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $1.62 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.72%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Nordic Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows.

Gross unrealized appreciation	$ 85,548,490
Gross unrealized depreciation	(12,917,877)
Net unrealized appreciation (depreciation) on securities and other investments	$ 72,630,613
Tax cost	$ 510,135,908

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $539,730,728 and $546,240,076, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .25% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,777,625.41%		$ 791

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $842 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $116,348 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $239.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP FundsManager 60% was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Pacific Basin Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Actual	1.08%	$ 1,000.00	$ 1,115.20	$ 5.66
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.44	$ 5.41

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Pacific Basin Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Japan	33.2%
Cayman Islands	13.5%
Australia	9.1%
China	8.6%
Korea (South)	8.3%
Bermuda	5.5%
India	4.2%
Hong Kong	3.8%
Indonesia	3.6%
Other	10.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Japan	33.0%
Cayman Islands	11.9%
China	10.4%
Korea (South)	9.2%
Australia	8.5%
Bermuda	6.3%
India	3.9%
Singapore	3.6%
Hong Kong	3.4%
Other	9.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.3	98.5
Short-Term Investments and Net Other Assets	1.7	1.5
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
ORIX Corp. (Japan, Diversified Financial Services)	3.6	3.7
SOFTBANK CORP. (Japan, Wireless Telecommunication Services)	2.3	2.2
EVA Precision Industrial Holdings Ltd. (Cayman Islands, Machinery)	2.3	1.9
Ping An Insurance Group Co. China Ltd. (H Shares) (China, Insurance)	2.0	2.2
Ctrip.com International Ltd. sponsored ADR (Cayman Islands, Hotels, Restaurants & Leisure)	1.5	1.6
Biosensors International Group Ltd. (Bermuda, Health Care Equipment & Supplies)	1.5	1.4
So-Net Entertainment Corp. (Japan, Internet Software & Services)	1.5	1.2
Aeon Credit Service Co. Ltd. (Japan, Consumer Finance)	1.5	0.6
Goodpack Ltd. (Singapore, Air Freight & Logistics)	1.4	2.0
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	1.3	0.0
	18.9
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	19.9	19.3
Information Technology	19.8	18.4
Financials	18.8	21.0
Consumer Discretionary	15.3	17.0
Materials	10.5	9.8
Health Care	4.3	4.4
Consumer Staples	3.6	3.1
Telecommunication Services	2.7	2.4
Energy	2.4	2.5
Utilities	1.0	0.6

Semiannual Report

Fidelity Pacific Basin Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 9.1%
Ausenco Ltd. (d)	1,830,665	$ 5,781,094
Austal Ltd.	1,994,638	6,780,074
Australian Worldwide Exploration Ltd. (a)	2,270,671	3,884,074
Dart Energy Ltd. (a)	3,871,225	3,226,047
Goodman Group unit	11,747,828	9,145,860
Iluka Resources Ltd.	544,382	7,467,405
Lynas Corp. Ltd. (a)(d)	2,422,226	5,550,979
Macquarie Group Ltd.	126,781	4,887,780
MAp Group unit	2,598,099	8,404,006
Navitas Ltd.	1,067,570	4,764,303
Newcrest Mining Ltd.	211,101	9,594,525
Origin Energy Ltd.	605,314	10,851,933
realestate.com.au Ltd.	265,301	3,999,910
Wotif.com Holdings Ltd.	456,867	2,855,442
TOTAL AUSTRALIA		87,193,432
Bermuda - 5.5%
Aquarius Platinum Ltd. (Australia)	508,067	2,746,481
Asian Citrus Holdings Ltd.	2,431,896	2,768,108
Biosensors International Group Ltd. (a)	12,979,000	14,314,489
China Animal Healthcare Ltd.	11,668,000	2,859,687
China LotSynergy Holdings Ltd. (a)	21,764,000	602,508
China Water Affairs Group Ltd.	6,846,000	2,591,612
Huabao International Holdings Ltd.	1,873,000	2,778,281
Man Wah Holdings Ltd.	1,994,800	2,473,498
Mingyuan Medicare Development Co. Ltd.	27,510,000	2,444,137
Noble Group Ltd.	4,825,527	8,791,246
Texwinca Holdings Ltd.	2,716,000	3,063,513
Vtech Holdings Ltd.	578,600	6,593,371
TOTAL BERMUDA		52,026,931
Cayman Islands - 13.5%
AirMedia Group, Inc. ADR (a)(d)	388,000	1,846,880
Airtac International Group (a)	492,000	3,824,856
China Automation Group Ltd.	3,187,000	2,790,467
China High Precision Automation Group Ltd.	4,875,000	3,960,863
China Lilang Ltd.	3,264,000	4,639,862
China Real Estate Information Corp. ADR (a)(d)	361,700	3,161,258
CNinsure, Inc. ADR (d)	178,700	2,623,316
Ctrip.com International Ltd. sponsored ADR (a)	295,000	14,372,400
Daphne International Holdings Ltd.	3,308,000	2,649,365
EVA Precision Industrial Holdings Ltd.	25,098,000	21,490,504
Fook Woo Group Holdings Ltd.	11,590,000	3,596,552
Haitian International Holdings Ltd.	2,054,000	3,041,474
Hengdeli Holdings Ltd.	5,274,000	3,157,759
Kingdee International Software Group Co. Ltd.	8,967,513	5,750,256
KongZhong Corp. sponsored ADR (a)	384,600	3,361,404
Little Sheep Group Ltd.	4,223,000	2,718,798
Ming Fung Jewellery Group Ltd.	20,620,000	2,522,308

	Shares	Value
Minth Group Ltd.	3,792,000	$ 5,829,865
Neo-Neon Holdings Ltd. (d)	5,122,500	1,879,804
Perfect World Co. Ltd. sponsored ADR Class B (a)	216,775	5,898,448
Ruinian International Ltd.	675,000	460,644
SouFun Holdings Ltd. ADR	94,006	2,166,838
Tencent Holdings Ltd.	409,200	11,644,309
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	240,300	4,229,280
Xingda International Holdings Ltd.	8,607,000	9,929,918
Xueda Education Group sponsored ADR	117,400	1,287,878
TOTAL CAYMAN ISLANDS		128,835,306
China - 8.6%
51job, Inc. sponsored ADR (a)	75,400	4,221,646
AMVIG Holdings Ltd.	9,052,000	6,538,728
Baidu.com, Inc. sponsored ADR (a)	75,100	11,153,852
Beijing Jingkelong Co. Ltd. (H Shares)	2,273,000	2,926,748
China Mengniu Dairy Co. Ltd.	3,466,000	10,643,949
China Metal Recycling (Holdings) Ltd.	2,572,200	3,570,338
China Resources Gas Group Ltd.	1,244,000	1,810,025
Dalian Port (PDA) Co. Ltd. (H Shares)	6,926,000	2,711,077
Digital China Holdings Ltd. (H Shares)	1,403,000	2,727,850
Global Bio-Chem Technology Group Co. Ltd. (a)	17,681,600	4,302,979
People's Food Holdings Ltd.	4,855,000	3,014,419
Ping An Insurance Group Co. China Ltd. (H Shares)	1,733,500	18,849,912
Royale Furniture Holdings Ltd.	12,517,962	5,915,419
Yantai Changyu Pioneer Wine Co. (B Shares)	312,700	3,462,679
TOTAL CHINA		81,849,621
Hong Kong - 3.8%
China Everbright Ltd.	1,502,000	3,314,871
China State Construction International Holdings Ltd.	2,934,752	2,868,131
China State Construction International Holdings Ltd. rights 5/5/11 (a)	666,550	134,747
China Unicom (Hong Kong) Ltd.	1,636,000	3,346,071
Magnificent Estates Ltd.	42,422,000	1,857,188
PYI Corp. Ltd. (a)	28,483,617	1,173,629
REXCAPITAL Financial Holdings Ltd.	33,086,967	3,365,657
Techtronic Industries Co. Ltd.	6,388,500	8,719,480
Television Broadcasts Ltd.	403,000	2,361,034
Tian An China Investments Co. Ltd.	4,934,800	3,291,434
Wharf Holdings Ltd.	828,000	6,055,702
TOTAL HONG KONG		36,487,944
India - 4.2%
CESC Ltd. GDR	306,236	2,132,684
Educomp Solutions Ltd.	349,410	3,766,885
Financial Technologies India Ltd.	168,768	3,287,839
Gateway Distriparks Ltd.	956,789	2,631,143
Geodesic Ltd.	1,605,385	2,998,194
Common Stocks - continued
	Shares	Value
India - continued
Gitanjali Gems Ltd.	470,940	$ 2,839,155
Grasim Industries Ltd.	78,911	4,591,898
Indian Overseas Bank	1,251,645	4,314,506
IndusInd Bank Ltd.	304,117	1,854,656
INFO Edge India Ltd.	175,376	2,813,030
NIIT Ltd.	2,270,534	2,875,685
Reliance Industries Ltd.	87,888	1,953,674
Shriram Transport Finance Co. Ltd.	230,211	4,030,968
TOTAL INDIA		40,090,317
Indonesia - 3.6%
PT AKR Corporindo Tbk	49,138,500	9,811,645
PT Ciputra Development Tbk (a)	81,872,000	3,728,412
PT Jasa Marga Tbk	7,401,000	2,851,860
PT Lippo Karawaci Tbk	75,952,500	6,917,681
PT Mitra Adiperkasa Tbk	2,550,500	975,350
PT Perusahaan Gas Negara Tbk Series B	6,647,740	3,104,973
PT Tambang Batubbara Bukit Asam Tbk	1,461,500	3,805,638
PT United Tractors Tbk	1,315,500	3,571,393
TOTAL INDONESIA		34,766,952
Ireland - 0.5%
James Hardie Industries NV CDI (a)	748,779	4,844,113
Japan - 33.2%
ABC-Mart, Inc.	127,700	4,784,066
Adeka Corp.	332,200	3,290,488
Aeon Credit Service Co. Ltd.	1,035,700	14,041,885
BLife Investment Corp.	406	2,990,926
Chiyoda Corp.	582,000	5,792,921
Credit Saison Co. Ltd.	181,900	3,049,785
Digital Garage, Inc. (a)(d)	1,192	6,552,525
Elpida Memory, Inc. (a)(d)	394,600	5,911,943
Fuji Heavy Industries Ltd.	688,000	5,120,339
Fuji Spinning Co. Ltd.	3,786,000	7,944,921
Fujifilm Holdings Corp.	230,500	7,164,873
Fujitsu Ltd.	780,000	4,468,605
Glory Ltd.	107,700	2,365,022
GMO Internet, Inc.	1,291,600	5,647,394
GREE, Inc.	159,700	3,288,356
Hamakyorex Co. Ltd.	91,100	2,657,857
Haseko Corp. (a)	3,748,500	2,511,894
Honeys Co. Ltd. (d)	253,340	2,648,373
Horiba Ltd.	115,400	3,471,553
ISE Chemical Corp.	456,000	3,313,689
Kenedix Realty Investment Corp.	2,783	11,826,387
Message Co. Ltd.	1,416	4,063,911
Micronics Japan Co. Ltd.	339,900	3,777,085
Mitsui & Co. Ltd.	540,200	9,611,722
MS&AD Insurance Group Holdings, Inc.	365,700	8,562,856
NEC Leasing Ltd.	169,700	2,521,069
Nihon M&A Center, Inc.	669	3,561,901
Nippon Seiki Co. Ltd.	655,000	7,593,533

	Shares	Value
Nishimatsu Construction Co. Ltd.	1,899,000	$ 2,895,321
Nitta Corp.	497,400	8,914,348
NTT Urban Development Co.	6,101	5,061,668
ORIX Corp.	346,760	34,063,285
Promise Co. Ltd. (d)	806,400	6,884,091
Rakuten, Inc.	7,323	6,798,937
Rensas Electronics Corp. (a)(d)	632,600	5,482,380
Rohto Pharmaceutical Co. Ltd.	634,000	6,446,240
Saizeriya Co. Ltd.	339,500	5,788,442
Sankyo Seiko Co. Ltd.	925,400	2,927,606
Shinsei Bank Ltd. (a)	3,584,000	4,309,494
SHO-BOND Holdings Co. Ltd.	128,800	3,371,676
So-Net Entertainment Corp.	3,759	14,150,570
SOFTBANK CORP.	520,300	21,952,299
Sony Financial Holdings, Inc.	380,400	7,069,415
Sumitomo Mitsui Trust Holdings, Inc.	1,765,650	6,077,922
Tokyo Ohka Kogyo Co. Ltd.	139,700	2,953,996
Toridoll Corp.	3,158	3,666,698
Toshiba Plant Systems & Services Corp.	325,000	3,711,837
Toyo Engineering Corp.	882,000	3,562,896
Toyo Tanso Co. Ltd. (d)	91,700	5,092,896
Yamato Kogyo Co. Ltd.	234,600	7,741,657
TOTAL JAPAN		317,459,553
Korea (South) - 8.3%
Com2uS Corp. (a)	236,713	2,303,991
Daou Technology, Inc.	1,117,860	9,583,147
Duksan Hi-Metal Co. Ltd. (a)	276,021	5,876,907
Fila Korea Ltd.	25,860	1,723,192
Foosung Co. Ltd. (a)	322,240	2,497,095
Hyosung Corp.	50,081	4,119,904
Hyundai Home Shopping Network Corp.	26,389	3,111,851
Jusung Engineering Co. Ltd. (a)	87,852	1,410,071
KC Tech Co. Ltd.	858,875	6,663,613
LG Chemical Ltd.	12,187	6,045,023
Lock & Lock Co. Ltd.	209,726	7,684,388
Power Logics Co. Ltd. (a)	343,039	2,648,639
Samsung Electronics Co. Ltd.	14,769	12,343,202
Sodiff Advanced Materials Co. Ltd.	21,544	2,685,690
The Basic House Co. Ltd.	228,921	5,099,033
TK Corp. (a)	227,245	5,136,139
TOTAL KOREA (SOUTH)		78,931,885
Malaysia - 1.6%
IJM Land Bhd warrants 9/11/13 (a)	116,970	56,067
JobStreet Corp. Bhd	7,040,150	6,416,339
Lion Industries Corp. Bhd	5,596,400	3,192,545
Top Glove Corp. Bhd	2,070,500	3,627,306
WCT Bhd	2,340,600	2,401,831
TOTAL MALAYSIA		15,694,088
Common Stocks - continued
	Shares	Value
Philippines - 1.2%
Alliance Global Group, Inc.	25,222,542	$ 6,988,421
DMCI Holdings, Inc.	4,424,500	4,553,188
TOTAL PHILIPPINES		11,541,609
Singapore - 2.7%
CSE Global Ltd.	7,480,500	7,089,073
First (REIT)	4,410,000	2,648,054
Goodpack Ltd.	8,289,000	13,408,129
Goodpack Ltd. warrants 11/30/12 (a)	2,233,800	2,372,403
Tat Hong Holdings Ltd. warrants 8/2/13 (a)	125,700	2,567
TOTAL SINGAPORE		25,520,226
Taiwan - 2.3%
104 Corp.	479,000	1,786,753
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,641,592	6,209,264
Lite-On Technology Corp.	3,034,163	3,834,353
St. Shine Optical Co. Ltd.	229,000	3,352,972
Tatung Co. Ltd. (a)	6,233,204	3,118,232
Tong Hsing Electronics Industries Ltd.	769,000	3,270,629
TOTAL TAIWAN		21,572,203
United States of America - 0.2%
ChinaCast Education Corp. (a)(d)	351,000	2,144,610
TOTAL COMMON STOCKS (Cost $719,112,774)		938,958,790
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	17,243,041	$ 17,243,041
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	21,342,622	21,342,622
TOTAL MONEY MARKET FUNDS (Cost $38,585,663)		38,585,663
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $757,698,437)		977,544,453
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(21,805,012)
NET ASSETS - 100%		$ 955,739,441
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,779
Fidelity Securities Lending Cash Central Fund	350,926
Total	$ 364,705
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 317,459,553	$ -	$ 317,459,553	$ -
Cayman Islands	128,835,306	126,116,508	-	2,718,798
Australia	87,193,432	87,193,432	-	-
China	81,849,621	81,849,621	-	-
Korea (South)	78,931,885	78,931,885	-	-
Bermuda	52,026,931	52,026,931	-	-
India	40,090,317	33,643,763	6,446,554	-
Hong Kong	36,487,944	33,141,873	3,346,071	-
Indonesia	34,766,952	34,766,952	-	-
Other	81,316,849	81,316,849	-	-
Money Market Funds	38,585,663	38,585,663	-	-
Total Investments in Securities:	$ 977,544,453	$ 647,573,477	$ 327,252,178	$ 2,718,798
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(32,520)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	2,751,318
Transfers out of Level 3	-
Ending Balance	$ 2,718,798
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (32,520)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $73,673,831 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pacific Basin Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,238,514) - See accompanying schedule: Unaffiliated issuers (cost $719,112,774)	$ 938,958,790
Fidelity Central Funds (cost $38,585,663)	38,585,663
Total Investments (cost $757,698,437)		$ 977,544,453
Receivable for investments sold		4,420,946
Receivable for fund shares sold		684,998
Dividends receivable		3,750,687
Distributions receivable from Fidelity Central Funds		38,212
Prepaid expenses		755
Other receivables		127,356
Total assets		986,567,407

Liabilities
Payable for investments purchased	$ 4,965,867
Payable for fund shares redeemed	2,859,355
Accrued management fee	667,200
Other affiliated payables	205,000
Other payables and accrued expenses	787,922
Collateral on securities loaned, at value	21,342,622
Total liabilities		30,827,966

Net Assets		$ 955,739,441
Net Assets consist of:
Paid in capital		$ 801,512,437
Undistributed net investment income		2,008,457
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(67,087,643)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		219,306,190
Net Assets, for 35,289,988 shares outstanding		$ 955,739,441
Net Asset Value, offering price and redemption price per share ($955,739,441 ÷ 35,289,988 shares)		$ 27.08

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 8,009,244
Income from Fidelity Central Funds		364,705
Income before foreign taxes withheld		8,373,949
Less foreign taxes withheld		(556,570)
Total income		7,817,379

Expenses
Management fee
Basic fee	$ 3,358,316
Performance adjustment	306,939
Transfer agent fees	1,024,658
Accounting and security lending fees	226,871
Custodian fees and expenses	224,107
Independent trustees' compensation	2,390
Registration fees	43,397
Audit	43,796
Legal	1,800
Interest	1,233
Miscellaneous	4,137
Total expenses before reductions	5,237,644
Expense reductions	(226,784)	5,010,860
Net investment income (loss)		2,806,519
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,333,397
Foreign currency transactions	186,998
Total net realized gain (loss)		42,520,395
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $44)	51,304,659
Assets and liabilities in foreign currencies	(28,208)
Total change in net unrealized appreciation (depreciation)		51,276,451
Net gain (loss)		93,796,846
Net increase (decrease) in net assets resulting from operations		$ 96,603,365

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pacific Basin Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,806,519	$ 6,603,265
Net realized gain (loss)	42,520,395	59,127,875
Change in net unrealized appreciation (depreciation)	51,276,451	122,328,582
Net increase (decrease) in net assets resulting from operations	96,603,365	188,059,722
Distributions to shareholders from net investment income	(6,798,976)	(4,570,702)
Distributions to shareholders from net realized gain	(22,436,608)	(21,329,936)
Total distributions	(29,235,584)	(25,900,638)
Share transactions Proceeds from sales of shares	273,527,165	278,700,546
Reinvestment of distributions	27,290,645	23,912,533
Cost of shares redeemed	(249,666,068)	(237,343,251)
Net increase (decrease) in net assets resulting from share transactions	51,151,742	65,269,828
Redemption fees	307,207	274,534
Total increase (decrease) in net assets	118,826,730	227,703,446

Net Assets
Beginning of period	836,912,711	609,209,265
End of period (including undistributed net investment income of $2,008,457 and undistributed net investment income of $6,000,914, respectively)	$ 955,739,441	$ 836,912,711
Other Information Shares
Sold	10,563,361	12,592,586
Issued in reinvestment of distributions	1,082,533	1,189,087
Redeemed	(9,680,930)	(11,097,905)
Net increase (decrease)	1,964,964	2,683,768

Financial Highlights

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 25.11	$ 19.88	$ 12.84	$ 37.32	$ 27.36	$ 22.42
Income from Investment Operations
Net investment income (loss) D	.08	.21	.20	.22	.22	.16
Net realized and unrealized gain (loss)	2.74	5.86	6.90	(20.61)	12.16	5.26
Total from investment operations	2.82	6.07	7.10	(20.39)	12.38	5.42
Distributions from net investment income	(.20)	(.15)	(.07)	(.22)	(.16)	(.18)
Distributions from net realized gain	(.66)	(.70)	-	(3.88)	(2.27)	(.32)
Total distributions	(.86)	(.85)	(.07)	(4.10)	(2.43)	(.50)
Redemption fees added to paid in capital D	.01	.01	.01	.01	.01	.02
Net asset value, end of period	$ 27.08	$ 25.11	$ 19.88	$ 12.84	$ 37.32	$ 27.36
Total Return B, C	11.52%	31.65%	55.77%	(61.02)%	48.86%	24.55%
Ratios to Average Net Assets E, G
Expenses before reductions	1.10% A	1.07%	.90%	1.22%	1.19%	1.14%
Expenses net of fee waivers, if any	1.08% A	1.07%	.90%	1.22%	1.19%	1.14%
Expenses net of all reductions	1.06% A	1.03%	.85%	1.17%	1.13%	1.08%
Net investment income (loss)	.59% A	.95%	1.30%	.89%	.71%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 955,739	$ 836,913	$ 609,209	$ 392,393	$ 1,266,514	$ 972,805
Portfolio turnover rate F	68% A	66%	91%	73%	91%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Pacific Basin Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows.

Gross unrealized appreciation	$ 237,496,473
Gross unrealized depreciation	(48,174,529)
Net unrealized appreciation (depreciation) on securities and other investments	$ 189,321,944
Tax cost	$ 788,222,509

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $333,596,667 and $312,734,232, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $400 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,896,364.41%		$ 1,233

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,635 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $350,926, including $57 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $107,324.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $119,436 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $24.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of Fidelity Emerging Asia Fund (formerly Fidelity Southeast Asia Fund) shareholders was held on November 16, 2010. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To approve a change in the performance adjustment index for the fund.
	# of Votes	% of Votes
Affirmative	762,743,251.15	89.962
Against	54,698,229.87	6.451
Abstain	24,743,409.13	2.919
Uninstructed	5,663,975.59	0.668
TOTAL	847,848,865.74	100.000
PROPOSAL 2
To authorize the Trustees to change the performance adjustment index for the fund in the future without a shareholder vote.
	# of Votes	% of Votes
Affirmative	604,723,907.38	71.324
Against	207,016,787.49	24.417
Abstain	30,444,195.28	3.591
Uninstructed	5,663,975.59	0.668
TOTAL	847,848,865.74	100.000

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Fidelity Emerging Markets Fund, Fidelity Japan Fund,
Fidelity Pacific Basin Fund

Brown Brothers Harriman & Co.
Boston, MA

Fidelity China Region Fund, Fidelity Latin America Fund,
Fidelity Nordic Fund

State Street Bank and Trust Company
Quincy, MA

Fidelity Canada Fund, Fidelity Europe Fund

The Northern Trust Company
Chicago, IL

Fidelity Emerging Asia Fund,
Fidelity Europe Capital Appreciation Fund,
Fidelity Japan Smaller Companies Fund

Fidelity's International Equity Funds

Fidelity Canada Fund

Fidelity China Region Fund

Fidelity Diversified International Fund

Fidelity Emerging Asia Fund

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

Fidelity Emerging Markets Fund

Fidelity Europe Capital Appreciation Fund

Fidelity Europe Fund

Fidelity Global Balanced Fund

Fidelity Global Commodity Stock Fund

Fidelity International Capital Appreciation Fund

Fidelity International Discovery Fund

Fidelity International Growth Fund

Fidelity International Small Cap Fund

Fidelity International Small Cap Opportunities Fund

Fidelity International Value Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Overseas Fund

Fidelity Pacific Basin Fund

Fidelity Total International Equity Fund

Fidelity Worldwide Fund

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

TIF-USAN-0611
1.784917.108

Fidelity Advisor®
Canada Fund -
Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2011

Class A, Class T, Class B, and Class C are
classes of Fidelity® Canada Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Fidelity Canada Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.13%
Actual		$ 1,000.00	$ 1,186.20	$ 6.13
HypotheticalA		$ 1,000.00	$ 1,019.19	$ 5.66
Class T	1.43%
Actual		$ 1,000.00	$ 1,184.40	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.15
Class B	1.93%
Actual		$ 1,000.00	$ 1,181.60	$ 10.44
HypotheticalA		$ 1,000.00	$ 1,015.22	$ 9.64
Class C	1.88%
Actual		$ 1,000.00	$ 1,181.90	$ 10.17
HypotheticalA		$ 1,000.00	$ 1,015.47	$ 9.39
Canada	.83%
Actual		$ 1,000.00	$ 1,188.00	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,188.00	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Canada Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Canada	93.5%
United States of America	6.2%
United Kingdom	0.2%
France	0.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Canada	98.4%
United States of America	1.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.2	99.1
Short-Term Investments and Net Other Assets	1.8	0.9
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Goldcorp, Inc. (Metals & Mining)	5.8	3.6
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	5.0	3.2
Royal Bank of Canada (Commercial Banks)	4.9	5.1
The Toronto-Dominion Bank (Commercial Banks)	4.1	4.5
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	4.0	0.0
Talisman Energy, Inc. (Oil, Gas & Consumable Fuels)	3.9	3.6
Valeant Pharmaceuticals International, Inc. (Canada) (Pharmaceuticals)	3.9	3.7
Bank of Nova Scotia (Commercial Banks)	3.3	3.9
Potash Corp. of Saskatchewan, Inc. (Chemicals)	3.3	3.2
Canadian Imperial Bank of Commerce (Commercial Banks)	2.6	2.4
	40.8
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	27.3	15.6
Materials	22.9	24.0
Financials	22.8	20.2
Industrials	7.4	9.3
Health Care	6.5	7.2
Consumer Discretionary	4.2	11.0
Information Technology	3.5	5.8
Telecommunication Services	2.7	4.5
Consumer Staples	0.9	1.5

Semiannual Report

Fidelity Canada Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 4.2%
Auto Components - 0.9%
Magna International, Inc. Class A (sub. vtg.) (d)	990,400	$ 50,896,573
Hotels, Restaurants & Leisure - 1.2%
Starbucks Corp.	450,000	16,285,500
Tim Hortons, Inc. (Canada)	1,060,300	51,586,100
		67,871,600
Media - 0.9%
Astral Media, Inc. Class A (non-vtg.)	400,000	15,562,837
Corus Entertainment, Inc. Class B (non-vtg.)	600,000	12,613,889
IMAX Corp. (a)	150,000	5,262,000
Quebecor, Inc. Class B (sub. vtg.)	550,000	19,538,632
		52,977,358
Multiline Retail - 0.6%
Dollarama, Inc. (a)	1,128,775	35,374,885
Textiles, Apparel & Luxury Goods - 0.6%
Gildan Activewear, Inc.	816,400	30,408,980
TOTAL CONSUMER DISCRETIONARY		237,529,396
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	790,200	20,755,174
Metro, Inc. Class A (sub. vtg.)	450,000	22,021,985
Shoppers Drug Mart Corp.	250,000	10,886,798
		53,663,957
ENERGY - 27.3%
Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	650,000	50,316,500
Calfrac Well Services Ltd.	350,000	12,381,884
Halliburton Co.	880,000	44,422,400
Oceaneering International, Inc. (a)	220,000	19,232,400
Precision Drilling Corp. (a)	2,000,000	30,292,781
Rowan Companies, Inc. (a)	500,000	20,850,000
Savanna Energy Services Corp. (a)	300,000	3,269,210
Trican Well Service Ltd.	1,400,000	34,507,980
Trinidad Drilling Ltd.	2,261,900	25,915,861
		241,189,016
Oil, Gas & Consumable Fuels - 23.0%
Baytex Energy Corp.	1,262,000	77,939,605
Canadian Natural Resources Ltd.	4,770,600	224,436,535
Canadian Oil Sands Ltd.	1,600,000	55,199,239
Cenovus Energy, Inc.	2,600,000	99,976,747
Crescent Point Energy Corp. (d)	783,400	35,572,206
Enbridge, Inc.	1,968,900	127,985,784
Gran Tierra Energy, Inc. (a)	1,100,000	8,185,181
Imperial Oil Ltd.	1,050,000	55,490,963
Keyera Corp.	958,402	39,750,232

	Shares	Value
Marathon Oil Corp.	200,000	$ 10,808,000
MEG Energy Corp.	300,000	15,841,877
Niko Resources Ltd.	49,400	4,174,538
Petrominerales Ltd.	592,130	22,662,538
Suncor Energy, Inc.	6,207,600	286,136,176
Talisman Energy, Inc.	9,200,000	222,196,385
Vermilion Energy, Inc.	300,000	16,108,234
		1,302,464,240
TOTAL ENERGY		1,543,653,256
FINANCIALS - 22.8%
Capital Markets - 0.4%
TD Ameritrade Holding Corp.	1,050,000	22,617,000
Commercial Banks - 18.8%
Bank of Montreal (d)	1,500,000	98,520,241
Bank of Nova Scotia	3,100,000	189,027,587
Canadian Imperial Bank of Commerce	1,694,600	146,712,489
Canadian Western Bank, Edmonton	800,000	25,629,426
National Bank of Canada	1,100,000	91,083,395
Royal Bank of Canada (d)	4,390,000	276,550,048
The Toronto-Dominion Bank (d)	2,698,800	233,681,108
		1,061,204,294
Insurance - 2.5%
Industrial Alliance Life Insurance Co.	550,000	23,637,036
Intact Financial Corp. (d)	541,100	27,452,489
Manulife Financial Corp.	2,400,000	43,099,038
Sun Life Financial, Inc.	1,500,000	49,101,575
		143,290,138
Real Estate Management & Development - 1.1%
Brookfield Asset Management, Inc. Class A	1,550,000	52,196,385
Brookfield Properties Corp.	600,000	11,871,895
		64,068,280
TOTAL FINANCIALS		1,291,179,712
HEALTH CARE - 6.5%
Health Care Providers & Services - 0.2%
Accretive Health, Inc.	350,148	9,888,180
Health Care Technology - 2.4%
SXC Health Solutions Corp. (a)	2,503,234	138,351,238
Pharmaceuticals - 3.9%
Valeant Pharmaceuticals International, Inc. (Canada)	4,198,251	221,427,677
TOTAL HEALTH CARE		369,667,095
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.7%
Bombardier, Inc. Class B (sub. vtg.)	12,900,000	$ 96,126,202
Airlines - 0.2%
Air Canada Class A (a)	4,475,000	10,926,171
Commercial Services & Supplies - 0.7%
IESI-BFC Ltd.	1,534,000	38,929,648
Construction & Engineering - 0.8%
SNC-Lavalin Group, Inc.	800,000	48,400,803
Road & Rail - 2.9%
Canadian National Railway Co.	1,850,000	143,506,500
Contrans Group, Inc. Class A	518,700	4,934,256
CSX Corp.	210,000	16,524,900
		164,965,656
Trading Companies & Distributors - 1.1%
Finning International, Inc.	2,050,000	60,128,422
TOTAL INDUSTRIALS		419,476,902
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.1%
Alcatel-Lucent SA sponsored ADR (a)	500,000	3,270,000
Computers & Peripherals - 0.5%
Apple, Inc. (a)	81,000	28,206,630
Electronic Equipment & Components - 0.2%
Celestica, Inc. (sub. vtg.) (a)	800,000	8,853,187
Internet Software & Services - 0.8%
Open Text Corp. (a)	782,440	47,933,857
IT Services - 1.4%
CGI Group, Inc. Class A (sub. vtg.) (a)	3,590,000	78,546,665
Software - 0.5%
MacDonald Dettwiler & Associates Ltd.	500,000	30,128,950
TOTAL INFORMATION TECHNOLOGY		196,939,289
MATERIALS - 22.9%
Chemicals - 4.8%
Agrium, Inc.	750,000	67,984,357
Methanex Corp.	500,000	16,166,367
Potash Corp. of Saskatchewan, Inc.	3,280,000	185,303,879
		269,454,603
Metals & Mining - 17.5%
Agnico-Eagle Mines Ltd. (Canada)	380,000	26,476,694
Barrick Gold Corp.	2,450,000	125,128,422
Copper Mountain Mining Corp. (a)	178,100	1,364,787
Detour Gold Corp. (a)	1,280,000	43,266,462
Eldorado Gold Corp.	2,370,000	44,113,413
First Quantum Minerals Ltd.	380,000	54,154,318
Goldcorp, Inc.	5,900,000	329,828,771

	Shares	Value
Grande Cache Coal Corp. (a)	2,822,800	$ 24,077,789
IAMGOLD Corp.	1,700,000	35,344,044
Ivanhoe Mines Ltd. (a)	1,035,000	27,141,264
Labrador Iron Ore Royalty Corp.	150,000	11,795,793
Lundin Mining Corp. (a)	900,000	8,808,794
Major Drilling Group International, Inc.	1,400,000	23,321,002
New Gold, Inc. (a)	400,000	4,494,240
Osisko Mining Corp. (a)	1,665,700	24,384,256
Silver Standard Resources, Inc. (a)	350,000	12,159,002
Silver Wheaton Corp.	2,475,900	100,752,722
Teck Resources Ltd. Class B (sub. vtg.)	1,720,000	93,499,207
		990,110,980
Paper & Forest Products - 0.6%
Canfor Corp. (a)	250,000	3,292,464
Sino-Forest Corp. (a)	900,000	22,364,444
West Fraser Timber Co. Ltd.	200,000	11,373,005
		37,029,913
TOTAL MATERIALS		1,296,595,496
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.5%
BCE, Inc.	2,300,000	86,204,418
TELUS Corp.	1,100,000	57,970,616
		144,175,034
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC sponsored ADR	300,000	8,736,000
TOTAL TELECOMMUNICATION SERVICES		152,911,034
TOTAL COMMON STOCKS (Cost $4,143,054,515)		5,561,616,137
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 0.13% (b)	139,020,108	139,020,108
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	217,399,241	217,399,241
TOTAL MONEY MARKET FUNDS (Cost $356,419,349)		356,419,349
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $4,499,473,864)		5,918,035,486
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(256,536,143)
NET ASSETS - 100%		$ 5,661,499,343
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,486
Fidelity Securities Lending Cash Central Fund	2,159,970
Total	$ 2,210,456
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SXC Health Solutions Corp.	$ 148,489,830	$ 21,458,421	$ 73,546,478	$ -	$ -
Total	$ 148,489,830	$ 21,458,421	$ 73,546,478	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $243,313,729 of which $92,395,948 and $150,917,781 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $208,806,549) - See accompanying schedule: Unaffiliated issuers (cost $4,143,054,515)	$ 5,561,616,137
Fidelity Central Funds (cost $356,419,349)	356,419,349
Total Investments (cost $4,499,473,864)		$ 5,918,035,486
Foreign currency held at value (cost $864,562)		864,222
Receivable for investments sold		62,193,320
Receivable for fund shares sold		12,385,677
Dividends receivable		7,869,515
Distributions receivable from Fidelity Central Funds		616,812
Prepaid expenses		4,020
Other receivables		36,858
Total assets		6,002,005,910

Liabilities
Payable for investments purchased	$ 109,102,455
Payable for fund shares redeemed	10,107,896
Accrued management fee	2,646,859
Distribution and service plan fees payable	167,996
Other affiliated payables	1,043,344
Other payables and accrued expenses	38,776
Collateral on securities loaned, at value	217,399,241
Total liabilities		340,506,567

Net Assets		$ 5,661,499,343
Net Assets consist of:
Paid in capital		$ 4,295,397,927
Undistributed net investment income		13,384,751
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(65,992,384)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,418,709,049
Net Assets		$ 5,661,499,343

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($268,924,243 ÷ 4,272,171 shares)	$ 62.95

Maximum offering price per share (100/94.25 of $62.95)	$ 66.79
Class T: Net Asset Value and redemption price per share ($43,384,339 ÷ 690,715 shares)	$ 62.81

Maximum offering price per share (100/96.50 of $62.81)	$ 65.09
Class B: Net Asset Value and offering price per share ($15,583,955 ÷ 250,562 shares)A	$ 62.20

Class C: Net Asset Value and offering price per share ($106,757,799 ÷ 1,723,090 shares)A	$ 61.96

Canada: Net Asset Value, offering price and redemption price per share ($5,118,171,337 ÷ 80,827,134 shares)	$ 63.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($108,677,670 ÷ 1,720,922 shares)	$ 63.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)
Investment Income
Dividends		$ 48,692,956
Interest		748
Income from Fidelity Central Funds		2,210,456
Income before foreign taxes withheld		50,904,160
Less foreign taxes withheld		(7,560,846)
Total income		43,343,314

Expenses
Management fee
Basic fee	$ 17,511,812
Performance adjustment	(3,136,259)
Transfer agent fees	5,231,279
Distribution and service plan fees	818,418
Accounting and security lending fees	789,065
Custodian fees and expenses	103,322
Independent trustees' compensation	11,928
Registration fees	153,932
Audit	40,419
Legal	7,831
Interest	294
Miscellaneous	21,804
Total expenses before reductions	21,553,845
Expense reductions	(167,975)	21,385,870
Net investment income (loss)		21,957,444
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	215,909,778
Other affiliated issuers	11,719,887
Foreign currency transactions	(1,363,634)
Total net realized gain (loss)		226,266,031
Change in net unrealized appreciation (depreciation) on: Investment securities	581,371,140
Assets and liabilities in foreign currencies	51,251
Total change in net unrealized appreciation (depreciation)		581,422,391
Net gain (loss)		807,688,422
Net increase (decrease) in net assets resulting from operations		$ 829,645,866
Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,957,444	$ 34,662,867
Net realized gain (loss)	226,266,031	83,766,517
Change in net unrealized appreciation (depreciation)	581,422,391	641,046,346
Net increase (decrease) in net assets resulting from operations	829,645,866	759,475,730
Distributions to shareholders from net investment income	(35,317,813)	(34,208,293)
Distributions to shareholders from net realized gain	(35,060,742)	-
Total distributions	(70,378,555)	(34,208,293)
Share transactions - net increase (decrease)	631,958,449	243,266,632
Redemption fees	360,128	759,127
Total increase (decrease) in net assets	1,391,585,888	969,293,196

Net Assets
Beginning of period	4,269,913,455	3,300,620,259
End of period (including undistributed net investment income of $13,384,751 and undistributed net investment income of $26,745,120, respectively)	$ 5,661,499,343	$ 4,269,913,455

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 53.81	$ 44.24	$ 38.20	$ 70.16	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.18	.31	.38	.39	.19
Net realized and unrealized gain (loss)	9.75	9.64	5.72	(28.71)	15.96
Total from investment operations	9.93	9.95	6.10	(28.32)	16.15
Distributions from net investment income	(.35)	(.39)	(.07)	(.41)	-
Distributions from net realized gain	(.44)	-	-	(3.27)	-
Total distributions	(.79)	(.39)	(.07)	(3.68)	-
Redemption fees added to paid in capital E	- J	.01	.01	.04	.01
Net asset value, end of period	$ 62.95	$ 53.81	$ 44.24	$ 38.20	$ 70.16
Total Return B, C, D	18.62%	22.62%	16.08%	(42.23)%	29.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.13% A	1.24%	1.42%	1.34%	1.23% A
Expenses net of fee waivers, if any	1.13% A	1.24%	1.42%	1.34%	1.23% A
Expenses net of all reductions	1.13% A	1.18%	1.39%	1.31%	1.22% A
Net investment income (loss)	.62% A	.63%	.98%	.69%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 268,924	$ 170,446	$ 83,015	$ 56,242	$ 20,912
Portfolio turnover rate G	97% A	143%	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 53.64	$ 44.11	$ 38.10	$ 70.09	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.10	.18	.27	.23	.09
Net realized and unrealized gain (loss)	9.72	9.60	5.73	(28.66)	15.99
Total from investment operations	9.82	9.78	6.00	(28.43)	16.08
Distributions from net investment income	(.21)	(.26)	-	(.33)	-
Distributions from net realized gain	(.44)	-	-	(3.27)	-
Total distributions	(.65)	(.26)	-	(3.60)	-
Redemption fees added to paid in capital E	- J	.01	.01	.04	.01
Net asset value, end of period	$ 62.81	$ 53.64	$ 44.11	$ 38.10	$ 70.09
Total Return B, C, D	18.44%	22.27%	15.77%	(42.40)%	29.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.43% A	1.51%	1.70%	1.63%	1.48% A
Expenses net of fee waivers, if any	1.43% A	1.51%	1.70%	1.63%	1.48% A
Expenses net of all reductions	1.42% A	1.46%	1.67%	1.60%	1.47% A
Net investment income (loss)	.33% A	.36%	.71%	.40%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,384	$ 31,522	$ 17,727	$ 14,963	$ 14,522
Portfolio turnover rate G	97% A	143%	123%	63%	42%

AAnnualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 53.03	$ 43.68	$ 37.91	$ 69.88	$ 54.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07)	.08	(.06)	(.06)
Net realized and unrealized gain (loss)	9.64	9.50	5.68	(28.54)	15.93
Total from investment operations	9.59	9.43	5.76	(28.60)	15.87
Distributions from net investment income	(.01)	(.09)	-	(.14)	-
Distributions from net realized gain	(.41)	-	-	(3.27)	-
Total distributions	(.42)	(.09)	-	(3.41)	-
Redemption fees added to paid in capital E	- J	.01	.01	.04	.01
Net asset value, end of period	$ 62.20	$ 53.03	$ 43.68	$ 37.91	$ 69.88
Total Return B, C, D	18.16%	21.64%	15.22%	(42.68)%	29.41%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	2.01%	2.19%	2.13%	2.00% A
Expenses net of fee waivers, if any	1.93% A	2.01%	2.19%	2.13%	2.00% A
Expenses net of all reductions	1.92% A	1.96%	2.16%	2.10%	1.99% A
Net investment income (loss)	(.17)% A	(.14)%	.21%	(.10)%	(.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,584	$ 13,464	$ 7,283	$ 5,615	$ 4,078
Portfolio turnover rate G	97% A	143%	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.87	$ 43.60	$ 37.84	$ 69.91	$ 54.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	.09	(.05)	(.04)
Net realized and unrealized gain (loss)	9.60	9.48	5.66	(28.52)	15.94
Total from investment operations	9.56	9.42	5.75	(28.57)	15.90
Distributions from net investment income	(.03)	(.16)	-	(.27)	-
Distributions from net realized gain	(.44)	-	-	(3.27)	-
Total distributions	(.47)	(.16)	-	(3.54)	-
Redemption fees added to paid in capital E	- J	.01	.01	.04	.01
Net asset value, end of period	$ 61.96	$ 52.87	$ 43.60	$ 37.84	$ 69.91
Total Return B, C, D	18.19%	21.68%	15.22%	(42.69)%	29.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88% A	1.99%	2.18%	2.13%	1.99% A
Expenses net of fee waivers, if any	1.88% A	1.99%	2.18%	2.13%	1.99% A
Expenses net of all reductions	1.87% A	1.94%	2.15%	2.10%	1.97% A
Net investment income (loss)	(.12)% A	(.12)%	.22%	(.10)%	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,758	$ 54,052	$ 24,848	$ 16,716	$ 8,752
Portfolio turnover rate G	97% A	143%	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 54.14	$ 44.46	$ 38.37	$ 70.25	$ 49.48	$ 39.14
Income from Investment Operations
Net investment income (loss) D	.27	.46	.48	.58	.52	.34
Net realized and unrealized gain (loss)	9.81	9.68	5.74	(28.83)	21.62	10.15
Total from investment operations	10.08	10.14	6.22	(28.25)	22.14	10.49
Distributions from net investment income	(.46)	(.47)	(.14)	(.40)	(.36)	(.16)
Distributions from net realized gain	(.44)	-	-	(3.27)	(1.03)	(.01)
Total distributions	(.90)	(.47)	(.14)	(3.67)	(1.39)	(.17)
Redemption fees added to paid in capital D	- H	.01	.01	.04	.02	.02
Net asset value, end of period	$ 63.32	$ 54.14	$ 44.46	$ 38.37	$ 70.25	$ 49.48
Total Return B, C	18.80%	22.97%	16.40%	(42.06)%	46.03%	26.93%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.94%	1.17%	1.03%	.96%	1.00%
Expenses net of fee waivers, if any	.83% A	.94%	1.17%	1.03%	.96%	1.00%
Expenses net of all reductions	.83% A	.89%	1.13%	1.00%	.94%	.97%
Net investment income (loss)	.92% A	.93%	1.24%	1.00%	.94%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,118,171	$ 3,953,693	$ 3,149,791	$ 2,776,298	$ 4,890,617	$ 3,136,927
Portfolio turnover rate F	97% A	143%	123%	63%	42%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 54.02	$ 44.39	$ 38.31	$ 70.25	$ 54.00
Income from Investment Operations
Net investment income (loss) D	.27	.46	.49	.52	.25
Net realized and unrealized gain (loss)	9.78	9.65	5.72	(28.78)	15.99
Total from investment operations	10.05	10.11	6.21	(28.26)	16.24
Distributions from net investment income	(.48)	(.49)	(.14)	(.45)	-
Distributions from net realized gain	(.44)	-	-	(3.27)	-
Total distributions	(.92)	(.49)	(.14)	(3.72)	-
Redemption fees added to paid in capital D	- I	.01	.01	.04	.01
Net asset value, end of period	$ 63.15	$ 54.02	$ 44.39	$ 38.31	$ 70.25
Total Return B, C	18.80%	22.94%	16.40%	(42.11)%	30.09%
Ratios to Average Net Assets E, H
Expenses before reductions	.83% A	.95%	1.17%	1.11%	1.01% A
Expenses net of fee waivers, if any	.83% A	.95%	1.17%	1.11%	1.01% A
Expenses net of all reductions	.83% A	.90%	1.14%	1.08%	.99% A
Net investment income (loss)	.92% A	.92%	1.23%	.92%	.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,678	$ 46,737	$ 17,956	$ 8,870	$ 4,064
Portfolio turnover rate F	97% A	143%	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Canada and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,401,073,820
Gross unrealized depreciation	(16,560,990)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,384,512,830
Tax cost	$ 4,533,522,656

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,900,031,953 and $2,374,840,998, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 270,950	$ 30,102
Class T	.25%	.25%	92,926	983
Class B	.75%	.25%	72,995	55,165
Class C	.75%	.25%	381,547	198,015
			$ 818,418	$ 284,265

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 169,472
Class T	15,214
Class B*	20,198
Class C*	7,154
$ 212,038

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 278,748.26
Class T	56,450.30
Class B	21,920.30
Class C	95,822.25
Canada	4,705,553.21
Institutional Class	72,786.21
	$ 5,231,279

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,228 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,525,000.46%		$ 294

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,292 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,159,970. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $167,954 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 1,141,830	$ 756,039
Class T	123,338	106,904
Class B	2,503	15,600
Class C	36,231	97,752
Canada	33,570,066	33,027,962
Institutional Class	443,845	204,036
Total	$ 35,317,813	$ 34,208,293

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended April 30, 2011	Year ended October 31, 2010
From net realized gain
Class A	$ 1,445,324	$ -
Class T	261,147	-
Class B	101,491	-
Class C	470,108	-
Canada	32,375,322	-
Institutional Class	407,350	-
Total	$ 35,060,742	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	1,540,675	2,050,255	$ 91,305,172	$ 102,518,373
Reinvestment of distributions	39,424	14,622	2,233,433	696,013
Shares redeemed	(475,758)	(773,357)	(28,010,744)	(38,292,678)
Net increase (decrease)	1,104,341	1,291,520	$ 65,527,861	$ 64,921,708
Class T
Shares sold	157,752	296,633	$ 9,318,883	$ 14,818,898
Reinvestment of distributions	6,640	2,182	375,766	103,790
Shares redeemed	(61,369)	(113,003)	(3,571,734)	(5,600,141)
Net increase (decrease)	103,023	185,812	$ 6,122,915	$ 9,322,547
Class B
Shares sold	19,939	134,473	$ 1,174,063	$ 6,579,801
Reinvestment of distributions	1,508	263	84,713	12,424
Shares redeemed	(24,773)	(47,606)	(1,429,983)	(2,342,627)
Net increase (decrease)	(3,326)	87,130	$ (171,207)	$ 4,249,598
Class C
Shares sold	775,559	647,123	$ 45,582,243	$ 31,812,568
Reinvestment of distributions	7,014	1,580	392,322	74,410
Shares redeemed	(81,855)	(196,235)	(4,748,379)	(9,599,233)
Net increase (decrease)	700,718	452,468	$ 41,226,186	$ 22,287,745
Canada
Shares sold	14,935,312	20,151,337	$ 891,178,546	$ 1,010,632,290
Reinvestment of distributions	1,069,329	659,119	60,856,944	31,486,105
Shares redeemed	(8,201,278)	(18,629,713)	(484,302,132)	(923,131,901)
Net increase (decrease)	7,803,363	2,180,743	$ 467,733,358	$ 118,986,494
Institutional Class
Shares sold	964,952	717,543	$ 57,986,763	$ 36,118,321
Reinvestment of distributions	10,934	2,830	620,606	134,893
Shares redeemed	(120,152)	(259,715)	(7,088,033)	(12,754,674)
Net increase (decrease)	855,734	460,658	$ 51,519,336	$ 23,498,540

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.
Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, New York

ACAN-USAN-0611
1.843167.103

Fidelity Advisor®
Canada Fund -
Institutional Class

Semiannual Report

April 30, 2011

Institutional Class is a class of
Fidelity® Canada Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Fidelity Canada Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.13%
Actual		$ 1,000.00	$ 1,186.20	$ 6.13
HypotheticalA		$ 1,000.00	$ 1,019.19	$ 5.66
Class T	1.43%
Actual		$ 1,000.00	$ 1,184.40	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.15
Class B	1.93%
Actual		$ 1,000.00	$ 1,181.60	$ 10.44
HypotheticalA		$ 1,000.00	$ 1,015.22	$ 9.64
Class C	1.88%
Actual		$ 1,000.00	$ 1,181.90	$ 10.17
HypotheticalA		$ 1,000.00	$ 1,015.47	$ 9.39
Canada	.83%
Actual		$ 1,000.00	$ 1,188.00	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,188.00	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Canada Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Canada	93.5%
United States of America	6.2%
United Kingdom	0.2%
France	0.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Canada	98.4%
United States of America	1.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.2	99.1
Short-Term Investments and Net Other Assets	1.8	0.9
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Goldcorp, Inc. (Metals & Mining)	5.8	3.6
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	5.0	3.2
Royal Bank of Canada (Commercial Banks)	4.9	5.1
The Toronto-Dominion Bank (Commercial Banks)	4.1	4.5
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	4.0	0.0
Talisman Energy, Inc. (Oil, Gas & Consumable Fuels)	3.9	3.6
Valeant Pharmaceuticals International, Inc. (Canada) (Pharmaceuticals)	3.9	3.7
Bank of Nova Scotia (Commercial Banks)	3.3	3.9
Potash Corp. of Saskatchewan, Inc. (Chemicals)	3.3	3.2
Canadian Imperial Bank of Commerce (Commercial Banks)	2.6	2.4
	40.8
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	27.3	15.6
Materials	22.9	24.0
Financials	22.8	20.2
Industrials	7.4	9.3
Health Care	6.5	7.2
Consumer Discretionary	4.2	11.0
Information Technology	3.5	5.8
Telecommunication Services	2.7	4.5
Consumer Staples	0.9	1.5

Semiannual Report

Fidelity Canada Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 4.2%
Auto Components - 0.9%
Magna International, Inc. Class A (sub. vtg.) (d)	990,400	$ 50,896,573
Hotels, Restaurants & Leisure - 1.2%
Starbucks Corp.	450,000	16,285,500
Tim Hortons, Inc. (Canada)	1,060,300	51,586,100
		67,871,600
Media - 0.9%
Astral Media, Inc. Class A (non-vtg.)	400,000	15,562,837
Corus Entertainment, Inc. Class B (non-vtg.)	600,000	12,613,889
IMAX Corp. (a)	150,000	5,262,000
Quebecor, Inc. Class B (sub. vtg.)	550,000	19,538,632
		52,977,358
Multiline Retail - 0.6%
Dollarama, Inc. (a)	1,128,775	35,374,885
Textiles, Apparel & Luxury Goods - 0.6%
Gildan Activewear, Inc.	816,400	30,408,980
TOTAL CONSUMER DISCRETIONARY		237,529,396
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	790,200	20,755,174
Metro, Inc. Class A (sub. vtg.)	450,000	22,021,985
Shoppers Drug Mart Corp.	250,000	10,886,798
		53,663,957
ENERGY - 27.3%
Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	650,000	50,316,500
Calfrac Well Services Ltd.	350,000	12,381,884
Halliburton Co.	880,000	44,422,400
Oceaneering International, Inc. (a)	220,000	19,232,400
Precision Drilling Corp. (a)	2,000,000	30,292,781
Rowan Companies, Inc. (a)	500,000	20,850,000
Savanna Energy Services Corp. (a)	300,000	3,269,210
Trican Well Service Ltd.	1,400,000	34,507,980
Trinidad Drilling Ltd.	2,261,900	25,915,861
		241,189,016
Oil, Gas & Consumable Fuels - 23.0%
Baytex Energy Corp.	1,262,000	77,939,605
Canadian Natural Resources Ltd.	4,770,600	224,436,535
Canadian Oil Sands Ltd.	1,600,000	55,199,239
Cenovus Energy, Inc.	2,600,000	99,976,747
Crescent Point Energy Corp. (d)	783,400	35,572,206
Enbridge, Inc.	1,968,900	127,985,784
Gran Tierra Energy, Inc. (a)	1,100,000	8,185,181
Imperial Oil Ltd.	1,050,000	55,490,963
Keyera Corp.	958,402	39,750,232

	Shares	Value
Marathon Oil Corp.	200,000	$ 10,808,000
MEG Energy Corp.	300,000	15,841,877
Niko Resources Ltd.	49,400	4,174,538
Petrominerales Ltd.	592,130	22,662,538
Suncor Energy, Inc.	6,207,600	286,136,176
Talisman Energy, Inc.	9,200,000	222,196,385
Vermilion Energy, Inc.	300,000	16,108,234
		1,302,464,240
TOTAL ENERGY		1,543,653,256
FINANCIALS - 22.8%
Capital Markets - 0.4%
TD Ameritrade Holding Corp.	1,050,000	22,617,000
Commercial Banks - 18.8%
Bank of Montreal (d)	1,500,000	98,520,241
Bank of Nova Scotia	3,100,000	189,027,587
Canadian Imperial Bank of Commerce	1,694,600	146,712,489
Canadian Western Bank, Edmonton	800,000	25,629,426
National Bank of Canada	1,100,000	91,083,395
Royal Bank of Canada (d)	4,390,000	276,550,048
The Toronto-Dominion Bank (d)	2,698,800	233,681,108
		1,061,204,294
Insurance - 2.5%
Industrial Alliance Life Insurance Co.	550,000	23,637,036
Intact Financial Corp. (d)	541,100	27,452,489
Manulife Financial Corp.	2,400,000	43,099,038
Sun Life Financial, Inc.	1,500,000	49,101,575
		143,290,138
Real Estate Management & Development - 1.1%
Brookfield Asset Management, Inc. Class A	1,550,000	52,196,385
Brookfield Properties Corp.	600,000	11,871,895
		64,068,280
TOTAL FINANCIALS		1,291,179,712
HEALTH CARE - 6.5%
Health Care Providers & Services - 0.2%
Accretive Health, Inc.	350,148	9,888,180
Health Care Technology - 2.4%
SXC Health Solutions Corp. (a)	2,503,234	138,351,238
Pharmaceuticals - 3.9%
Valeant Pharmaceuticals International, Inc. (Canada)	4,198,251	221,427,677
TOTAL HEALTH CARE		369,667,095
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.7%
Bombardier, Inc. Class B (sub. vtg.)	12,900,000	$ 96,126,202
Airlines - 0.2%
Air Canada Class A (a)	4,475,000	10,926,171
Commercial Services & Supplies - 0.7%
IESI-BFC Ltd.	1,534,000	38,929,648
Construction & Engineering - 0.8%
SNC-Lavalin Group, Inc.	800,000	48,400,803
Road & Rail - 2.9%
Canadian National Railway Co.	1,850,000	143,506,500
Contrans Group, Inc. Class A	518,700	4,934,256
CSX Corp.	210,000	16,524,900
		164,965,656
Trading Companies & Distributors - 1.1%
Finning International, Inc.	2,050,000	60,128,422
TOTAL INDUSTRIALS		419,476,902
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.1%
Alcatel-Lucent SA sponsored ADR (a)	500,000	3,270,000
Computers & Peripherals - 0.5%
Apple, Inc. (a)	81,000	28,206,630
Electronic Equipment & Components - 0.2%
Celestica, Inc. (sub. vtg.) (a)	800,000	8,853,187
Internet Software & Services - 0.8%
Open Text Corp. (a)	782,440	47,933,857
IT Services - 1.4%
CGI Group, Inc. Class A (sub. vtg.) (a)	3,590,000	78,546,665
Software - 0.5%
MacDonald Dettwiler & Associates Ltd.	500,000	30,128,950
TOTAL INFORMATION TECHNOLOGY		196,939,289
MATERIALS - 22.9%
Chemicals - 4.8%
Agrium, Inc.	750,000	67,984,357
Methanex Corp.	500,000	16,166,367
Potash Corp. of Saskatchewan, Inc.	3,280,000	185,303,879
		269,454,603
Metals & Mining - 17.5%
Agnico-Eagle Mines Ltd. (Canada)	380,000	26,476,694
Barrick Gold Corp.	2,450,000	125,128,422
Copper Mountain Mining Corp. (a)	178,100	1,364,787
Detour Gold Corp. (a)	1,280,000	43,266,462
Eldorado Gold Corp.	2,370,000	44,113,413
First Quantum Minerals Ltd.	380,000	54,154,318
Goldcorp, Inc.	5,900,000	329,828,771

	Shares	Value
Grande Cache Coal Corp. (a)	2,822,800	$ 24,077,789
IAMGOLD Corp.	1,700,000	35,344,044
Ivanhoe Mines Ltd. (a)	1,035,000	27,141,264
Labrador Iron Ore Royalty Corp.	150,000	11,795,793
Lundin Mining Corp. (a)	900,000	8,808,794
Major Drilling Group International, Inc.	1,400,000	23,321,002
New Gold, Inc. (a)	400,000	4,494,240
Osisko Mining Corp. (a)	1,665,700	24,384,256
Silver Standard Resources, Inc. (a)	350,000	12,159,002
Silver Wheaton Corp.	2,475,900	100,752,722
Teck Resources Ltd. Class B (sub. vtg.)	1,720,000	93,499,207
		990,110,980
Paper & Forest Products - 0.6%
Canfor Corp. (a)	250,000	3,292,464
Sino-Forest Corp. (a)	900,000	22,364,444
West Fraser Timber Co. Ltd.	200,000	11,373,005
		37,029,913
TOTAL MATERIALS		1,296,595,496
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.5%
BCE, Inc.	2,300,000	86,204,418
TELUS Corp.	1,100,000	57,970,616
		144,175,034
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC sponsored ADR	300,000	8,736,000
TOTAL TELECOMMUNICATION SERVICES		152,911,034
TOTAL COMMON STOCKS (Cost $4,143,054,515)		5,561,616,137
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 0.13% (b)	139,020,108	139,020,108
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	217,399,241	217,399,241
TOTAL MONEY MARKET FUNDS (Cost $356,419,349)		356,419,349
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $4,499,473,864)		5,918,035,486
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(256,536,143)
NET ASSETS - 100%		$ 5,661,499,343
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,486
Fidelity Securities Lending Cash Central Fund	2,159,970
Total	$ 2,210,456
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SXC Health Solutions Corp.	$ 148,489,830	$ 21,458,421	$ 73,546,478	$ -	$ -
Total	$ 148,489,830	$ 21,458,421	$ 73,546,478	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $243,313,729 of which $92,395,948 and $150,917,781 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $208,806,549) - See accompanying schedule: Unaffiliated issuers (cost $4,143,054,515)	$ 5,561,616,137
Fidelity Central Funds (cost $356,419,349)	356,419,349
Total Investments (cost $4,499,473,864)		$ 5,918,035,486
Foreign currency held at value (cost $864,562)		864,222
Receivable for investments sold		62,193,320
Receivable for fund shares sold		12,385,677
Dividends receivable		7,869,515
Distributions receivable from Fidelity Central Funds		616,812
Prepaid expenses		4,020
Other receivables		36,858
Total assets		6,002,005,910

Liabilities
Payable for investments purchased	$ 109,102,455
Payable for fund shares redeemed	10,107,896
Accrued management fee	2,646,859
Distribution and service plan fees payable	167,996
Other affiliated payables	1,043,344
Other payables and accrued expenses	38,776
Collateral on securities loaned, at value	217,399,241
Total liabilities		340,506,567

Net Assets		$ 5,661,499,343
Net Assets consist of:
Paid in capital		$ 4,295,397,927
Undistributed net investment income		13,384,751
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(65,992,384)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,418,709,049
Net Assets		$ 5,661,499,343

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($268,924,243 ÷ 4,272,171 shares)	$ 62.95

Maximum offering price per share (100/94.25 of $62.95)	$ 66.79
Class T: Net Asset Value and redemption price per share ($43,384,339 ÷ 690,715 shares)	$ 62.81

Maximum offering price per share (100/96.50 of $62.81)	$ 65.09
Class B: Net Asset Value and offering price per share ($15,583,955 ÷ 250,562 shares)A	$ 62.20

Class C: Net Asset Value and offering price per share ($106,757,799 ÷ 1,723,090 shares)A	$ 61.96

Canada: Net Asset Value, offering price and redemption price per share ($5,118,171,337 ÷ 80,827,134 shares)	$ 63.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($108,677,670 ÷ 1,720,922 shares)	$ 63.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)
Investment Income
Dividends		$ 48,692,956
Interest		748
Income from Fidelity Central Funds		2,210,456
Income before foreign taxes withheld		50,904,160
Less foreign taxes withheld		(7,560,846)
Total income		43,343,314

Expenses
Management fee
Basic fee	$ 17,511,812
Performance adjustment	(3,136,259)
Transfer agent fees	5,231,279
Distribution and service plan fees	818,418
Accounting and security lending fees	789,065
Custodian fees and expenses	103,322
Independent trustees' compensation	11,928
Registration fees	153,932
Audit	40,419
Legal	7,831
Interest	294
Miscellaneous	21,804
Total expenses before reductions	21,553,845
Expense reductions	(167,975)	21,385,870
Net investment income (loss)		21,957,444
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	215,909,778
Other affiliated issuers	11,719,887
Foreign currency transactions	(1,363,634)
Total net realized gain (loss)		226,266,031
Change in net unrealized appreciation (depreciation) on: Investment securities	581,371,140
Assets and liabilities in foreign currencies	51,251
Total change in net unrealized appreciation (depreciation)		581,422,391
Net gain (loss)		807,688,422
Net increase (decrease) in net assets resulting from operations		$ 829,645,866

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,957,444	$ 34,662,867
Net realized gain (loss)	226,266,031	83,766,517
Change in net unrealized appreciation (depreciation)	581,422,391	641,046,346
Net increase (decrease) in net assets resulting from operations	829,645,866	759,475,730
Distributions to shareholders from net investment income	(35,317,813)	(34,208,293)
Distributions to shareholders from net realized gain	(35,060,742)	-
Total distributions	(70,378,555)	(34,208,293)
Share transactions - net increase (decrease)	631,958,449	243,266,632
Redemption fees	360,128	759,127
Total increase (decrease) in net assets	1,391,585,888	969,293,196

Net Assets
Beginning of period	4,269,913,455	3,300,620,259
End of period (including undistributed net investment income of $13,384,751 and undistributed net investment income of $26,745,120, respectively)	$ 5,661,499,343	$ 4,269,913,455

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 53.81	$ 44.24	$ 38.20	$ 70.16	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.18	.31	.38	.39	.19
Net realized and unrealized gain (loss)	9.75	9.64	5.72	(28.71)	15.96
Total from investment operations	9.93	9.95	6.10	(28.32)	16.15
Distributions from net investment income	(.35)	(.39)	(.07)	(.41)	-
Distributions from net realized gain	(.44)	-	-	(3.27)	-
Total distributions	(.79)	(.39)	(.07)	(3.68)	-
Redemption fees added to paid in capital E	- J	.01	.01	.04	.01
Net asset value, end of period	$ 62.95	$ 53.81	$ 44.24	$ 38.20	$ 70.16
Total Return B, C, D	18.62%	22.62%	16.08%	(42.23)%	29.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.13% A	1.24%	1.42%	1.34%	1.23% A
Expenses net of fee waivers, if any	1.13% A	1.24%	1.42%	1.34%	1.23% A
Expenses net of all reductions	1.13% A	1.18%	1.39%	1.31%	1.22% A
Net investment income (loss)	.62% A	.63%	.98%	.69%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 268,924	$ 170,446	$ 83,015	$ 56,242	$ 20,912
Portfolio turnover rate G	97% A	143%	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 53.64	$ 44.11	$ 38.10	$ 70.09	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.10	.18	.27	.23	.09
Net realized and unrealized gain (loss)	9.72	9.60	5.73	(28.66)	15.99
Total from investment operations	9.82	9.78	6.00	(28.43)	16.08
Distributions from net investment income	(.21)	(.26)	-	(.33)	-
Distributions from net realized gain	(.44)	-	-	(3.27)	-
Total distributions	(.65)	(.26)	-	(3.60)	-
Redemption fees added to paid in capital E	- J	.01	.01	.04	.01
Net asset value, end of period	$ 62.81	$ 53.64	$ 44.11	$ 38.10	$ 70.09
Total Return B, C, D	18.44%	22.27%	15.77%	(42.40)%	29.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.43% A	1.51%	1.70%	1.63%	1.48% A
Expenses net of fee waivers, if any	1.43% A	1.51%	1.70%	1.63%	1.48% A
Expenses net of all reductions	1.42% A	1.46%	1.67%	1.60%	1.47% A
Net investment income (loss)	.33% A	.36%	.71%	.40%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,384	$ 31,522	$ 17,727	$ 14,963	$ 14,522
Portfolio turnover rate G	97% A	143%	123%	63%	42%

AAnnualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 53.03	$ 43.68	$ 37.91	$ 69.88	$ 54.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07)	.08	(.06)	(.06)
Net realized and unrealized gain (loss)	9.64	9.50	5.68	(28.54)	15.93
Total from investment operations	9.59	9.43	5.76	(28.60)	15.87
Distributions from net investment income	(.01)	(.09)	-	(.14)	-
Distributions from net realized gain	(.41)	-	-	(3.27)	-
Total distributions	(.42)	(.09)	-	(3.41)	-
Redemption fees added to paid in capital E	- J	.01	.01	.04	.01
Net asset value, end of period	$ 62.20	$ 53.03	$ 43.68	$ 37.91	$ 69.88
Total Return B, C, D	18.16%	21.64%	15.22%	(42.68)%	29.41%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	2.01%	2.19%	2.13%	2.00% A
Expenses net of fee waivers, if any	1.93% A	2.01%	2.19%	2.13%	2.00% A
Expenses net of all reductions	1.92% A	1.96%	2.16%	2.10%	1.99% A
Net investment income (loss)	(.17)% A	(.14)%	.21%	(.10)%	(.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,584	$ 13,464	$ 7,283	$ 5,615	$ 4,078
Portfolio turnover rate G	97% A	143%	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.87	$ 43.60	$ 37.84	$ 69.91	$ 54.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	.09	(.05)	(.04)
Net realized and unrealized gain (loss)	9.60	9.48	5.66	(28.52)	15.94
Total from investment operations	9.56	9.42	5.75	(28.57)	15.90
Distributions from net investment income	(.03)	(.16)	-	(.27)	-
Distributions from net realized gain	(.44)	-	-	(3.27)	-
Total distributions	(.47)	(.16)	-	(3.54)	-
Redemption fees added to paid in capital E	- J	.01	.01	.04	.01
Net asset value, end of period	$ 61.96	$ 52.87	$ 43.60	$ 37.84	$ 69.91
Total Return B, C, D	18.19%	21.68%	15.22%	(42.69)%	29.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88% A	1.99%	2.18%	2.13%	1.99% A
Expenses net of fee waivers, if any	1.88% A	1.99%	2.18%	2.13%	1.99% A
Expenses net of all reductions	1.87% A	1.94%	2.15%	2.10%	1.97% A
Net investment income (loss)	(.12)% A	(.12)%	.22%	(.10)%	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,758	$ 54,052	$ 24,848	$ 16,716	$ 8,752
Portfolio turnover rate G	97% A	143%	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 54.14	$ 44.46	$ 38.37	$ 70.25	$ 49.48	$ 39.14
Income from Investment Operations
Net investment income (loss) D	.27	.46	.48	.58	.52	.34
Net realized and unrealized gain (loss)	9.81	9.68	5.74	(28.83)	21.62	10.15
Total from investment operations	10.08	10.14	6.22	(28.25)	22.14	10.49
Distributions from net investment income	(.46)	(.47)	(.14)	(.40)	(.36)	(.16)
Distributions from net realized gain	(.44)	-	-	(3.27)	(1.03)	(.01)
Total distributions	(.90)	(.47)	(.14)	(3.67)	(1.39)	(.17)
Redemption fees added to paid in capital D	- H	.01	.01	.04	.02	.02
Net asset value, end of period	$ 63.32	$ 54.14	$ 44.46	$ 38.37	$ 70.25	$ 49.48
Total Return B, C	18.80%	22.97%	16.40%	(42.06)%	46.03%	26.93%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.94%	1.17%	1.03%	.96%	1.00%
Expenses net of fee waivers, if any	.83% A	.94%	1.17%	1.03%	.96%	1.00%
Expenses net of all reductions	.83% A	.89%	1.13%	1.00%	.94%	.97%
Net investment income (loss)	.92% A	.93%	1.24%	1.00%	.94%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,118,171	$ 3,953,693	$ 3,149,791	$ 2,776,298	$ 4,890,617	$ 3,136,927
Portfolio turnover rate F	97% A	143%	123%	63%	42%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 54.02	$ 44.39	$ 38.31	$ 70.25	$ 54.00
Income from Investment Operations
Net investment income (loss) D	.27	.46	.49	.52	.25
Net realized and unrealized gain (loss)	9.78	9.65	5.72	(28.78)	15.99
Total from investment operations	10.05	10.11	6.21	(28.26)	16.24
Distributions from net investment income	(.48)	(.49)	(.14)	(.45)	-
Distributions from net realized gain	(.44)	-	-	(3.27)	-
Total distributions	(.92)	(.49)	(.14)	(3.72)	-
Redemption fees added to paid in capital D	- I	.01	.01	.04	.01
Net asset value, end of period	$ 63.15	$ 54.02	$ 44.39	$ 38.31	$ 70.25
Total Return B, C	18.80%	22.94%	16.40%	(42.11)%	30.09%
Ratios to Average Net Assets E, H
Expenses before reductions	.83% A	.95%	1.17%	1.11%	1.01% A
Expenses net of fee waivers, if any	.83% A	.95%	1.17%	1.11%	1.01% A
Expenses net of all reductions	.83% A	.90%	1.14%	1.08%	.99% A
Net investment income (loss)	.92% A	.92%	1.23%	.92%	.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,678	$ 46,737	$ 17,956	$ 8,870	$ 4,064
Portfolio turnover rate F	97% A	143%	123%	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Canada and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,401,073,820
Gross unrealized depreciation	(16,560,990)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,384,512,830
Tax cost	$ 4,533,522,656

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,900,031,953 and $2,374,840,998, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 270,950	$ 30,102
Class T	.25%	.25%	92,926	983
Class B	.75%	.25%	72,995	55,165
Class C	.75%	.25%	381,547	198,015
			$ 818,418	$ 284,265

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 169,472
Class T	15,214
Class B*	20,198
Class C*	7,154
$ 212,038

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 278,748.26
Class T	56,450.30
Class B	21,920.30
Class C	95,822.25
Canada	4,705,553.21
Institutional Class	72,786.21
	$ 5,231,279

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,228 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,525,000.46%		$ 294

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,292 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,159,970. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $167,954 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 1,141,830	$ 756,039
Class T	123,338	106,904
Class B	2,503	15,600
Class C	36,231	97,752
Canada	33,570,066	33,027,962
Institutional Class	443,845	204,036
Total	$ 35,317,813	$ 34,208,293

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended April 30, 2011	Year ended October 31, 2010
From net realized gain
Class A	$ 1,445,324	$ -
Class T	261,147	-
Class B	101,491	-
Class C	470,108	-
Canada	32,375,322	-
Institutional Class	407,350	-
Total	$ 35,060,742	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	1,540,675	2,050,255	$ 91,305,172	$ 102,518,373
Reinvestment of distributions	39,424	14,622	2,233,433	696,013
Shares redeemed	(475,758)	(773,357)	(28,010,744)	(38,292,678)
Net increase (decrease)	1,104,341	1,291,520	$ 65,527,861	$ 64,921,708
Class T
Shares sold	157,752	296,633	$ 9,318,883	$ 14,818,898
Reinvestment of distributions	6,640	2,182	375,766	103,790
Shares redeemed	(61,369)	(113,003)	(3,571,734)	(5,600,141)
Net increase (decrease)	103,023	185,812	$ 6,122,915	$ 9,322,547
Class B
Shares sold	19,939	134,473	$ 1,174,063	$ 6,579,801
Reinvestment of distributions	1,508	263	84,713	12,424
Shares redeemed	(24,773)	(47,606)	(1,429,983)	(2,342,627)
Net increase (decrease)	(3,326)	87,130	$ (171,207)	$ 4,249,598
Class C
Shares sold	775,559	647,123	$ 45,582,243	$ 31,812,568
Reinvestment of distributions	7,014	1,580	392,322	74,410
Shares redeemed	(81,855)	(196,235)	(4,748,379)	(9,599,233)
Net increase (decrease)	700,718	452,468	$ 41,226,186	$ 22,287,745
Canada
Shares sold	14,935,312	20,151,337	$ 891,178,546	$ 1,010,632,290
Reinvestment of distributions	1,069,329	659,119	60,856,944	31,486,105
Shares redeemed	(8,201,278)	(18,629,713)	(484,302,132)	(923,131,901)
Net increase (decrease)	7,803,363	2,180,743	$ 467,733,358	$ 118,986,494
Institutional Class
Shares sold	964,952	717,543	$ 57,986,763	$ 36,118,321
Reinvestment of distributions	10,934	2,830	620,606	134,893
Shares redeemed	(120,152)	(259,715)	(7,088,033)	(12,754,674)
Net increase (decrease)	855,734	460,658	$ 51,519,336	$ 23,498,540

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, New York

ACANI-USAN-0611
1.843160.103

Fidelity Advisor®
China Region Fund -
Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2011

Class A, Class T, Class B, and Class C are
classes of Fidelity® China Region Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Fidelity China Region Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.37%
Actual		$ 1,000.00	$ 1,072.50	$ 7.04
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 6.85
Class T	1.63%
Actual		$ 1,000.00	$ 1,070.90	$ 8.37
Hypothetical A		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.12%
Actual		$ 1,000.00	$ 1,068.50	$ 10.87
Hypothetical A		$ 1,000.00	$ 1,014.28	$ 10.59
Class C	2.12%
Actual		$ 1,000.00	$ 1,068.30	$ 10.87
Hypothetical A		$ 1,000.00	$ 1,014.28	$ 10.59
China Region	1.03%
Actual		$ 1,000.00	$ 1,074.40	$ 5.30
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.16
Institutional Class	1.08%
Actual		$ 1,000.00	$ 1,074.00	$ 5.55
Hypothetical A		$ 1,000.00	$ 1,019.44	$ 5.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity China Region Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Hong Kong	32.7%
China	24.3%
Taiwan	23.1%
Cayman Islands	8.3%
Bermuda	5.5%
United States of America	1.9%
United Kingdom	1.6%
Japan	1.3%
Australia	1.1%
Other	0.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Hong Kong	32.0%
China	31.3%
Taiwan	18.3%
Cayman Islands	8.5%
Bermuda	4.3%
United States of America	3.5%
Japan	1.0%
United Kingdom	0.8%
Singapore	0.2%
Other	0.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.4	96.6
Short-Term Investments and Net Other Assets	1.6	3.4
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
CNOOC Ltd. (Oil, Gas & Consumable Fuels)	4.0	3.6
HTC Corp. (Communications Equipment)	3.7	1.8
Industrial & Commercial Bank of China Ltd. (H Shares) (Commercial Banks)	3.6	3.2
Tencent Holdings Ltd. (Internet Software & Services)	3.5	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	3.5	1.9
Hong Kong Exchanges and Clearing Ltd. (Diversified Financial Services)	3.3	3.3
China Construction Bank Corp. (H Shares) (Commercial Banks)	3.1	3.4
BOC Hong Kong (Holdings) Ltd. (Commercial Banks)	3.0	3.1
Bank of China Ltd. (H Shares) (Commercial Banks)	2.7	2.8
Cheung Kong Holdings Ltd. (Real Estate Management & Development)	2.1	1.9
	32.5
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	39.7	41.3
Information Technology	16.8	15.0
Consumer Discretionary	10.0	9.9
Energy	8.0	7.3
Materials	8.0	4.7
Industrials	7.6	8.5
Telecommunication Services	5.4	4.3
Consumer Staples	2.3	5.2
Utilities	0.6	0.2
Health Care	0.0	0.2

Semiannual Report

Fidelity China Region Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Automobiles - 0.9%
Brilliance China Automotive Holdings Ltd. (a)	10,118,000	$ 9,849,231
BYD Co. Ltd. (H Shares)	1,259,000	4,555,310
Geely Automobile Holdings Ltd.	11,005,000	4,406,931
		18,811,472
Distributors - 1.9%
Li & Fung Ltd.	7,824,000	39,994,953
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	22,616	2,818,858
Hotels, Restaurants & Leisure - 4.3%
7 Days Group Holdings Ltd. ADR (a)	169,000	3,883,620
Country Style Cooking Restaurant Chain Co. Ltd. ADR	3,600	60,336
Ctrip.com International Ltd. sponsored ADR (a)	254,400	12,394,368
Galaxy Entertainment Group Ltd. (a)	4,218,000	7,581,896
Las Vegas Sands Corp. (a)	128,000	6,017,280
Melco International Development Ltd.	10,884,000	9,235,487
Sands China Ltd. (a)	1,937,200	5,437,719
Shangri-La Asia Ltd.	5,894,000	16,430,617
SJM Holdings Ltd.	15,220,000	32,806,201
		93,847,524
Household Durables - 0.3%
Techtronic Industries Co. Ltd.	4,874,000	6,652,383
Media - 0.5%
Television Broadcasts Ltd.	1,882,000	11,025,971
Multiline Retail - 0.8%
Far East Department Stores Co. Ltd.	9,464,615	16,695,469
Specialty Retail - 1.0%
Belle International Holdings Ltd.	3,875,000	7,564,091
GOME Electrical Appliances Holdings Ltd. (a)	38,529,000	13,841,329
Lentuo International, Inc. ADR	148,100	453,186
		21,858,606
Textiles, Apparel & Luxury Goods - 0.2%
Trinity Ltd.	4,102,000	4,436,707
TOTAL CONSUMER DISCRETIONARY		216,141,943
CONSUMER STAPLES - 2.3%
Beverages - 0.5%
Yantai Changyu Pioneer Wine Co. (B Shares)	1,027,608	11,379,201
Food & Staples Retailing - 1.4%
Beijing Jingkelong Co. Ltd. (H Shares)	2,014,000	2,593,255

	Shares	Value
Dairy Farm International Holdings Ltd.	2,642,400	$ 23,358,816
Lianhua Supermarket Holdings Co. (H Shares)	792,000	3,222,538
		29,174,609
Food Products - 0.4%
China Huiyuan Juice Group Ltd.	3,043,000	1,998,287
China Mengniu Dairy Co. Ltd.	1,340,000	4,115,087
Global Bio-Chem Technology Group Co. Ltd. (a)	10,526,000	2,561,598
		8,674,972
TOTAL CONSUMER STAPLES		49,228,782
ENERGY - 8.0%
Energy Equipment & Services - 0.0%
Anhui Tianda Oil Pipe Co. Ltd.	1,832,000	705,314
Oil, Gas & Consumable Fuels - 8.0%
China Petroleum & Chemical Corp. (H Shares)	24,490,000	24,685,033
CNOOC Ltd.	35,172,000	87,422,156
CNPC (Hong Kong) Ltd.	11,420,000	20,233,470
Paladin Energy Ltd. (Australia) (a)	571,507	2,067,970
PetroChina Co. Ltd. (H Shares)	24,086,000	34,963,015
Sino Prosper State Gold Resources Holdings, Ltd. (a)	86,040,000	4,763,813
		174,135,457
TOTAL ENERGY		174,840,771
FINANCIALS - 39.7%
Capital Markets - 2.1%
Citic Securities Co. Ltd. (UBS Warrant Programme) warrants 9/16/13 (a)	3,008,600	6,132,149
Suning Appliance Chain Store Co. Ltd. (UBS Warrant Programme) warrants 1/7/14 (a)	2,002,600	4,023,094
Wuliangye Yibin Co. Ltd.:
(BNP Paribas Warrant Program) warrants 5/5/15 (a)	1,351,900	6,866,761
(UBS Warrant Programme) warrants 4/22/13 (a)	345,100	1,752,880
Yuanta Financial Holding Co. Ltd.	38,690,000	26,840,893
		45,615,777
Commercial Banks - 19.5%
Bank of China Ltd. (H Shares)	106,868,300	59,032,616
BOC Hong Kong (Holdings) Ltd.	21,001,500	65,982,077
China Construction Bank Corp. (H Shares)	71,736,000	67,798,339
China Merchants Bank Co. Ltd. (H Shares)	7,601,464	19,575,510
Chinatrust Financial Holding Co. Ltd.	20,512,335	18,771,093
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	18,041,000	12,520,890
E.Sun Financial Holdings Co. Ltd.	9,287,652	6,572,750
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Hang Seng Bank Ltd.	2,437,700	$ 38,105,247
HSBC Holdings PLC (Hong Kong)	1,962,400	21,354,643
Industrial & Commercial Bank of China Ltd. (H Shares)	92,903,000	78,592,472
Mega Financial Holding Co. Ltd.	13,792,000	12,020,220
Standard Chartered PLC (United Kingdom)	487,880	13,520,099
Wing Hang Bank Ltd.	904,500	10,085,845
		423,931,801
Diversified Financial Services - 4.5%
Fubon Financial Holding Co. Ltd.	18,076,985	26,467,958
Hong Kong Exchanges and Clearing Ltd.	3,082,700	70,336,510
		96,804,468
Insurance - 4.1%
Cathay Financial Holding Co. Ltd.	16,092,400	26,815,992
China Life Insurance Co. Ltd. (H Shares)	8,438,000	30,160,757
Ping An Insurance Group Co. China Ltd. (H Shares)	2,897,500	31,507,137
		88,483,886
Real Estate Management & Development - 9.5%
Cheung Kong Holdings Ltd.	2,837,000	44,639,198
China Resources Land Ltd.	2,628,000	4,534,360
Hang Lung Properties Ltd.	1,751,000	7,800,961
Henderson Land Development Co. Ltd.	509,076	3,483,949
Huaku Development Co. Ltd.	1,548,000	4,538,498
Hung Poo Real Estate Development Co. Ltd.	2,056,000	2,458,456
K Wah International Holdings Ltd.	8,046,000	3,190,925
Kerry Properties Ltd.	2,211,500	11,788,896
New World Development Co. Ltd.	5,678,000	9,957,684
Sino Land Ltd.	5,164,000	9,082,863
Sinyi Realty, Inc.	1,179,370	2,446,314
Sun Hung Kai Properties Ltd.	2,461,000	38,437,776
Swire Pacific Ltd. (A Shares)	1,451,000	22,158,377
Wharf Holdings Ltd.	5,660,000	41,395,259
Yanlord Land Group Ltd.	838,000	992,688
		206,906,204
TOTAL FINANCIALS		861,742,136
INDUSTRIALS - 7.6%
Airlines - 0.1%
Cathay Pacific Airways Ltd.	1,302,000	3,249,007
Building Products - 0.9%
China Liansu Group Holdgs Ltd.	22,073,000	20,548,754
Electrical Equipment - 0.3%
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	1,854,000	7,340,754
Industrial Conglomerates - 3.8%
Far Eastern Textile Ltd.	14,565,228	22,849,408

	Shares	Value
Hutchison Whampoa Ltd.	3,816,000	$ 43,583,071
Shanghai Industrial Holdings Ltd.	2,484,000	9,803,201
Shun Tak Holdings Ltd.	9,304,000	5,798,303
		82,033,983
Machinery - 1.0%
China International Marine Containers (Group) Ltd. (B Shares)	8,547,087	18,279,891
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	4,651,884	2,837,649
		21,117,540
Professional Services - 0.1%
51job, Inc. sponsored ADR (a)	35,600	1,993,244
Transportation Infrastructure - 1.4%
China Merchant Holdings International Co. Ltd.	2,486,597	11,446,357
Cosco Pacific Ltd.	8,882,000	18,390,039
		29,836,396
TOTAL INDUSTRIALS		166,119,678
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 3.9%
AAC Acoustic Technology Holdings, Inc.	1,662,000	4,344,231
HTC Corp.	1,752,000	79,400,384
		83,744,615
Electronic Equipment & Components - 3.9%
AU Optronics Corp. (a)	4,738,090	3,813,082
Chroma ATE, Inc.	2,356,000	7,761,618
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,266,172	38,831,433
Kingboard Chemical Holdings Ltd.	2,407,500	13,190,210
Tripod Technology Corp.	1,909,820	9,021,461
Unimicron Technology Corp.	7,344,000	12,071,452
		84,689,256
Internet Software & Services - 5.2%
Baidu.com, Inc. sponsored ADR (a)	99,300	14,748,036
SINA Corp. (a)	92,100	12,410,475
SouFun Holdings Ltd. ADR (d)	363,600	8,380,980
Tencent Holdings Ltd.	2,657,500	75,622,562
YouKu.com, Inc. ADR (a)(d)	33,100	1,956,872
		113,118,925
Semiconductors & Semiconductor Equipment - 3.8%
Hynix Semiconductor, Inc.	181,450	5,739,829
Novatek Microelectronics Corp.	716,000	2,184,068
Taiwan Semiconductor Manufacturing Co. Ltd.	29,222,796	75,461,833
		83,385,730
TOTAL INFORMATION TECHNOLOGY		364,938,526
MATERIALS - 8.0%
Chemicals - 5.4%
China Bluechemical Ltd. (H shares)	6,142,000	4,998,190
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Formosa Chemicals & Fibre Corp.	5,702,000	$ 22,959,073
Formosa Plastics Corp.	9,828,250	40,087,337
Incitec Pivot Ltd.	1,035,221	4,268,051
Nan Ya Plastics Corp.	9,285,000	28,419,836
Sateri Holdings Ltd.	9,916,500	8,759,279
Taiwan Fertilizer Co. Ltd.	2,340,000	7,880,216
		117,371,982
Construction Materials - 0.9%
Anhui Conch Cement Co. Ltd. (H Shares)	4,116,000	19,423,844
Containers & Packaging - 0.2%
Greatview Aseptic Pack Co. Ltd.	4,929,000	3,376,419
Metals & Mining - 1.5%
Iluka Resources Ltd.	749,356	10,279,077
Medusa Mining Ltd.	759,585	6,688,066
Xingda International Holdings Ltd.	4,487,000	5,176,663
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,242,500	10,380,474
		32,524,280
TOTAL MATERIALS		172,696,525
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 2.5%
China Telecom Corp. Ltd. (H Shares)	26,532,000	15,437,446
China Unicom (Hong Kong) Ltd.	18,874,000	38,602,531
		54,039,977
Wireless Telecommunication Services - 2.9%
China Mobile (Hong Kong) Ltd.	3,117,500	28,676,087
Far EasTone Telecommunications Co. Ltd.	3,972,000	6,016,503
SOFTBANK CORP.	689,200	29,078,464
		63,771,054
TOTAL TELECOMMUNICATION SERVICES		117,811,031

	Shares	Value
UTILITIES - 0.6%
Gas Utilities - 0.4%
Enn Energy Holdings Ltd.	2,432,000	$ 8,329,732
Independent Power Producers & Energy Traders - 0.2%
Huaneng Power International, Inc. (H Shares)	8,952,000	4,943,881
TOTAL UTILITIES		13,273,613
TOTAL COMMON STOCKS (Cost $1,498,145,710)		2,136,793,005
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.13% (b)	28,621,909	28,621,909
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	8,532,525	8,532,525
TOTAL MONEY MARKET FUNDS (Cost $37,154,434)		37,154,434
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,535,300,144)		2,173,947,439
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,550,841)
NET ASSETS - 100%		$ 2,171,396,598
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,341
Fidelity Securities Lending Cash Central Fund	306,868
Total	$ 349,209
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 216,141,943	$ 216,141,943	$ -	$ -
Consumer Staples	49,228,782	49,228,782	-	-
Energy	174,840,771	27,770,567	147,070,204	-
Financials	861,742,136	791,451,852	70,290,284	-
Industrials	166,119,678	166,119,678	-	-
Information Technology	364,938,526	285,663,611	79,274,915	-
Materials	172,696,525	172,696,525	-	-
Telecommunication Services	117,811,031	6,016,503	111,794,528	-
Utilities	13,273,613	8,329,732	4,943,881	-
Money Market Funds	37,154,434	37,154,434	-	-
Total Investments in Securities:	$ 2,173,947,439	$ 1,760,573,627	$ 413,373,812	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $98,628,962 of which $63,392,256 and $35,236,706 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,631,975) - See accompanying schedule: Unaffiliated issuers (cost $1,498,145,710)	$ 2,136,793,005
Fidelity Central Funds (cost $37,154,434)	37,154,434
Total Investments (cost $1,535,300,144)		$ 2,173,947,439
Receivable for investments sold		4,589,178
Receivable for fund shares sold		2,823,365
Dividends receivable		4,808,141
Distributions receivable from Fidelity Central Funds		77,641
Prepaid expenses		1,988
Other receivables		434,009
Total assets		2,186,681,761

Liabilities
Payable for investments purchased	$ 112,754
Payable for fund shares redeemed	4,722,125
Accrued management fee	1,274,374
Distribution and service plan fees payable	14,626
Other affiliated payables	462,003
Other payables and accrued expenses	166,756
Collateral on securities loaned, at value	8,532,525
Total liabilities		15,285,163

Net Assets		$ 2,171,396,598
Net Assets consist of:
Paid in capital		$ 1,567,178,193
Accumulated net investment loss		(3,203,459)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,228,384)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		638,650,248
Net Assets		$ 2,171,396,598

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,721,653 ÷ 557,959 shares)	$ 33.55

Maximum offering price per share (100/94.25 of $33.55)	$ 35.60
Class T: Net Asset Value and redemption price per share ($6,891,302 ÷ 206,234 shares)	$ 33.41

Maximum offering price per share (100/96.50 of $33.41)	$ 34.62
Class B: Net Asset Value and offering price per share ($2,546,000 ÷ 76,551 shares)A	$ 33.26

Class C: Net Asset Value and offering price per share ($6,980,579 ÷ 210,501 shares)A	$ 33.16

China Region: Net Asset Value, offering price and redemption price per share ($2,134,432,873 ÷ 63,227,383 shares)	$ 33.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,824,191 ÷ 54,084 shares)	$ 33.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 7,439,781
Interest		491
Income from Fidelity Central Funds		349,209
Income before foreign taxes withheld		7,789,481
Less foreign taxes withheld		(179,706)
Total income		7,609,775

Expenses
Management fee	$ 7,747,554
Transfer agent fees	2,421,127
Distribution and service plan fees	85,976
Accounting and security lending fees	482,270
Custodian fees and expenses	528,962
Independent trustees' compensation	5,527
Registration fees	94,894
Audit	35,689
Legal	3,896
Miscellaneous	10,569
Total expenses before reductions	11,416,464
Expense reductions	(572,533)	10,843,931
Net investment income (loss)		(3,234,156)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	80,039,748
Foreign currency transactions	(53,390)
Total net realized gain (loss)		79,986,358
Change in net unrealized appreciation (depreciation) on: Investment securities	74,194,829
Assets and liabilities in foreign currencies	3,003
Total change in net unrealized appreciation (depreciation)		74,197,832
Net gain (loss)		154,184,190
Net increase (decrease) in net assets resulting from operations		$ 150,950,034

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,234,156)	$ 25,698,168
Net realized gain (loss)	79,986,358	87,056,704
Change in net unrealized appreciation (depreciation)	74,197,832	253,069,337
Net increase (decrease) in net assets resulting from operations	150,950,034	365,824,209
Distributions to shareholders from net investment income	(25,544,607)	(17,788,313)
Distributions to shareholders from net realized gain	(1,707,008)	(5,540,851)
Total distributions	(27,251,615)	(23,329,164)
Share transactions - net increase (decrease)	(115,199,423)	(341,589,636)
Redemption fees	372,310	1,093,238
Total increase (decrease) in net assets	8,871,306	1,998,647

Net Assets
Beginning of period	2,162,525,292	2,160,526,645
End of period (including accumulated net investment loss of $3,203,459 and undistributed net investment income of $25,575,304, respectively)	$ 2,171,396,598	$ 2,162,525,292

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 31.61	$ 26.47	$ 16.67	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.10)	.25	.30	.28
Net realized and unrealized gain (loss)	2.37	5.15	9.63	(12.91)
Total from investment operations	2.27	5.40	9.93	(12.63)
Distributions from net investment income	(.31)	(.20)	(.16)	-
Distributions from net realized gain	(.03)	(.07)	-	-
Total distributions	(.34)	(.27)	(.16)	-
Redemption fees added to paid in capital E	.01	.01	.03	.02
Net asset value, end of period	$ 33.55	$ 31.61	$ 26.47	$ 16.67
Total Return B,C,D	7.25%	20.54%	60.41%	(43.07)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.37% A	1.38%	1.39%	1.44% A
Expenses net of fee waivers, if any	1.37% A	1.38%	1.39%	1.44% A
Expenses net of all reductions	1.32% A	1.31%	1.31%	1.30% A
Net investment income (loss)	(.62)% A	.91%	1.27%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,722	$ 16,047	$ 11,842	$ 340
Portfolio turnover rate G	59% A	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 31.48	$ 26.40	$ 16.65	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.14)	.18	.23	.26
Net realized and unrealized gain (loss)	2.35	5.13	9.64	(12.91)
Total from investment operations	2.21	5.31	9.87	(12.65)
Distributions from net investment income	(.27)	(.18)	(.14)	-
Distributions from net realized gain	(.03)	(.07)	-	-
Total distributions	(.29) K	(.24) J	(.14)	-
Redemption fees added to paid in capital E	.01	.01	.02	.02
Net asset value, end of period	$ 33.41	$ 31.48	$ 26.40	$ 16.65
Total Return B,C,D	7.09%	20.27%	59.92%	(43.14)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.63% A	1.64%	1.66%	1.68% A
Expenses net of fee waivers, if any	1.63% A	1.64%	1.66%	1.68% A
Expenses net of all reductions	1.57% A	1.58%	1.58%	1.53% A
Net investment income (loss)	(.88)% A	.64%	1.00%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,891	$ 6,070	$ 3,139	$ 107
Portfolio turnover rate G	59% A	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.24 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.065 per share. K Total distributions of $.29 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 31.23	$ 26.28	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.22)	.04	.12	.20
Net realized and unrealized gain (loss)	2.35	5.09	9.63	(12.89)
Total from investment operations	2.13	5.13	9.75	(12.69)
Distributions from net investment income	(.08)	(.12)	(.10)	-
Distributions from net realized gain	(.03)	(.07)	-	-
Total distributions	(.11)	(.19)	(.10)	-
Redemption fees added to paid in capital E	.01	.01	.02	.02
Net asset value, end of period	$ 33.26	$ 31.23	$ 26.28	$ 16.61
Total Return B,C,D	6.85%	19.63%	59.16%	(43.27)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.12% A	2.14%	2.15%	2.17% A
Expenses net of fee waivers, if any	2.12% A	2.14%	2.15%	2.17% A
Expenses net of all reductions	2.06% A	2.08%	2.06%	2.02% A
Net investment income (loss)	(1.37)% A	.14%	.51%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,546	$ 2,496	$ 1,915	$ 155
Portfolio turnover rate G	59% A	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 31.19	$ 26.25	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.22)	.04	.12	.20
Net realized and unrealized gain (loss)	2.34	5.09	9.62	(12.89)
Total from investment operations	2.12	5.13	9.74	(12.69)
Distributions from net investment income	(.13)	(.13)	(.12)	-
Distributions from net realized gain	(.03)	(.07)	-	-
Total distributions	(.16)	(.20)	(.12)	-
Redemption fees added to paid in capital E	.01	.01	.02	.02
Net asset value, end of period	$ 33.16	$ 31.19	$ 26.25	$ 16.61
Total Return B,C,D	6.83%	19.66%	59.18%	(43.27)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.12% A	2.14%	2.15%	2.13% A
Expenses net of fee waivers, if any	2.12% A	2.14%	2.15%	2.13% A
Expenses net of all reductions	2.07% A	2.07%	2.07%	1.98% A
Net investment income (loss)	(1.37)% A	.15%	.51%	1.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,981	$ 5,938	$ 3,806	$ 233
Portfolio turnover rate G	59% A	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - China Region

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.81	$ 26.55	$ 16.69	$ 41.52	$ 22.94	$ 17.74
Income from Investment Operations
Net investment income (loss) D	(.05)	.34	.33	.39	.46	.42
Net realized and unrealized gain (loss)	2.39	5.18	9.68	(20.42)	18.58	4.99
Total from investment operations	2.34	5.52	10.01	(20.03)	19.04	5.41
Distributions from net investment income	(.38)	(.21)	(.17)	(.32)	(.29)	(.22)
Distributions from net realized gain	(.03)	(.07)	-	(4.53)	(.20)	-
Total distributions	(.40) I	(.27) H	(.17)	(4.85)	(.49)	(.22)
Redemption fees added to paid in capital D	.01	.01	.02	.05	.03	.01
Net asset value, end of period	$ 33.76	$ 31.81	$ 26.55	$ 16.69	$ 41.52	$ 22.94
Total Return B,C	7.44%	20.97%	60.77%	(53.75)%	84.73%	30.83%
Ratios to Average Net Assets E,G
Expenses before reductions	1.03% A	1.06%	1.12%	1.11%	1.08%	1.14%
Expenses net of fee waivers, if any	1.03% A	1.06%	1.12%	1.11%	1.08%	1.14%
Expenses net of all reductions	.98% A	1.00%	1.03%	.96%	.92%	1.08%
Net investment income (loss)	(.29)% A	1.22%	1.54%	1.45%	1.64%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,134,433	$ 2,130,070	$ 2,138,141	$ 740,289	$ 2,044,527	$ 734,793
Portfolio turnover rate F	59% A	57%	88%	133%	173%	36%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.27 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share. I Total distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.79	$ 26.55	$ 16.70	$ 29.28
Income from Investment Operations
Net investment income (loss) D	(.05)	.33	.37	.34
Net realized and unrealized gain (loss)	2.38	5.18	9.64	(12.94)
Total from investment operations	2.33	5.51	10.01	(12.60)
Distributions from net investment income	(.37)	(.22)	(.18)	-
Distributions from net realized gain	(.03)	(.07)	-	-
Total distributions	(.40)	(.28) I	(.18)	-
Redemption fees added to paid in capital D	.01	.01	.02	.02
Net asset value, end of period	$ 33.73	$ 31.79	$ 26.55	$ 16.70
Total Return B,C	7.40%	20.92%	60.78%	(42.96)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.08% A	1.11%	1.08%	1.05% A
Expenses net of fee waivers, if any	1.08% A	1.11%	1.08%	1.05% A
Expenses net of all reductions	1.02% A	1.04%	1.00%	.91% A
Net investment income (loss)	(.33)% A	1.18%	1.58%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,824	$ 1,904	$ 1,684	$ 60
Portfolio turnover rate F	59% A	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.28 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, China Region and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 654,798,539
Gross unrealized depreciation	(20,661,448)
Net unrealized appreciation (depreciation) on securities and other investments	$ 634,137,091
Tax cost	$ 1,539,810,348

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $631,041,002 and $737,253,972, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 23,014	$ 992
Class T	.25%	.25%	16,666	126
Class B	.75%	.25%	12,789	9,700
Class C	.75%	.25%	33,507	12,216
			$ 85,976	$ 23,034

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,552
Class T	2,959
Class B*	3,366
Class C*	1,298
$ 24,175

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 28,045.30
Class T	10,412.31
Class B	3,861.30
Class C	10,163.30
China Region	2,366,354.22
Institutional Class	2,292.26
	$ 2,421,127

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $99 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,837 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $306,868. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $572,344 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $189.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 172,776	$ 99,129
Class T	55,515	24,223
Class B	6,583	9,817
Class C	25,937	22,748
China Region	25,262,481	17,620,183
Institutional Class	21,315	12,213
Total	$ 25,544,607	$ 17,788,313
From net realized gain
Class A	$ 13,756	$ 32,057
Class T	5,179	8,895
Class B	2,007	5,146
Class C	4,950	11,118
China Region	1,679,687	5,479,960
Institutional Class	1,429	3,675
Total	$ 1,707,008	$ 5,540,851

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	194,452	342,123	$ 6,306,937	$ 9,544,171
Reinvestment of distributions	5,327	4,199	172,527	118,611
Shares redeemed	(149,428)	(286,153)	(4,843,512)	(7,654,399)
Net increase (decrease)	50,351	60,169	$ 1,635,952	$ 2,008,383
Class T
Shares sold	52,413	132,233	$ 1,701,209	$ 3,681,750
Reinvestment of distributions	1,832	1,158	59,164	32,661
Shares redeemed	(40,828)	(59,475)	(1,305,931)	(1,609,136)
Net increase (decrease)	13,417	73,916	$ 454,442	$ 2,105,275
Class B
Shares sold	5,781	41,380	$ 187,202	$ 1,126,249
Reinvestment of distributions	239	486	7,684	13,648
Shares redeemed	(9,390)	(34,810)	(299,235)	(913,219)
Net increase (decrease)	(3,370)	7,056	$ (104,349)	$ 226,678
Class C
Shares sold	60,710	121,441	$ 1,956,622	$ 3,346,120
Reinvestment of distributions	892	1,162	28,631	32,596
Shares redeemed	(41,512)	(77,220)	(1,312,838)	(2,041,365)
Net increase (decrease)	20,090	45,383	$ 672,415	$ 1,337,351
China Region
Shares sold	8,549,154	29,402,822	$ 280,000,295	$ 826,039,335
Reinvestment of distributions	794,987	782,007	25,868,879	22,169,887
Shares redeemed	(13,077,246)	(43,745,336)	(423,557,520)	(1,195,393,614)
Net increase (decrease)	(3,733,105)	(13,560,507)	$ (117,688,346)	$ (347,184,392)
Institutional Class
Shares sold	22,348	53,076	$ 735,677	$ 1,486,647
Reinvestment of distributions	607	500	19,735	14,160
Shares redeemed	(28,757)	(57,102)	(924,949)	(1,583,738)
Net increase (decrease)	(5,802)	(3,526)	$ (169,537)	$ (82,931)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.
Fidelity Management & Research
(Japan) Inc.
Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.,
Boston, MA

AHKC-USAN-0611
1.861461.102

Fidelity Advisor®
China Region Fund -
Institutional Class

Semiannual Report

April 30, 2011

Institutional Class is a class of
Fidelity® China Region Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Fidelity China Region Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.37%
Actual		$ 1,000.00	$ 1,072.50	$ 7.04
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 6.85
Class T	1.63%
Actual		$ 1,000.00	$ 1,070.90	$ 8.37
Hypothetical A		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.12%
Actual		$ 1,000.00	$ 1,068.50	$ 10.87
Hypothetical A		$ 1,000.00	$ 1,014.28	$ 10.59
Class C	2.12%
Actual		$ 1,000.00	$ 1,068.30	$ 10.87
Hypothetical A		$ 1,000.00	$ 1,014.28	$ 10.59
China Region	1.03%
Actual		$ 1,000.00	$ 1,074.40	$ 5.30
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.16
Institutional Class	1.08%
Actual		$ 1,000.00	$ 1,074.00	$ 5.55
Hypothetical A		$ 1,000.00	$ 1,019.44	$ 5.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity China Region Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Hong Kong	32.7%
China	24.3%
Taiwan	23.1%
Cayman Islands	8.3%
Bermuda	5.5%
United States of America	1.9%
United Kingdom	1.6%
Japan	1.3%
Australia	1.1%
Other	0.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Hong Kong	32.0%
China	31.3%
Taiwan	18.3%
Cayman Islands	8.5%
Bermuda	4.3%
United States of America	3.5%
Japan	1.0%
United Kingdom	0.8%
Singapore	0.2%
Other	0.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.4	96.6
Short-Term Investments and Net Other Assets	1.6	3.4
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
CNOOC Ltd. (Oil, Gas & Consumable Fuels)	4.0	3.6
HTC Corp. (Communications Equipment)	3.7	1.8
Industrial & Commercial Bank of China Ltd. (H Shares) (Commercial Banks)	3.6	3.2
Tencent Holdings Ltd. (Internet Software & Services)	3.5	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	3.5	1.9
Hong Kong Exchanges and Clearing Ltd. (Diversified Financial Services)	3.3	3.3
China Construction Bank Corp. (H Shares) (Commercial Banks)	3.1	3.4
BOC Hong Kong (Holdings) Ltd. (Commercial Banks)	3.0	3.1
Bank of China Ltd. (H Shares) (Commercial Banks)	2.7	2.8
Cheung Kong Holdings Ltd. (Real Estate Management & Development)	2.1	1.9
	32.5
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	39.7	41.3
Information Technology	16.8	15.0
Consumer Discretionary	10.0	9.9
Energy	8.0	7.3
Materials	8.0	4.7
Industrials	7.6	8.5
Telecommunication Services	5.4	4.3
Consumer Staples	2.3	5.2
Utilities	0.6	0.2
Health Care	0.0	0.2

Semiannual Report

Fidelity China Region Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Automobiles - 0.9%
Brilliance China Automotive Holdings Ltd. (a)	10,118,000	$ 9,849,231
BYD Co. Ltd. (H Shares)	1,259,000	4,555,310
Geely Automobile Holdings Ltd.	11,005,000	4,406,931
		18,811,472
Distributors - 1.9%
Li & Fung Ltd.	7,824,000	39,994,953
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	22,616	2,818,858
Hotels, Restaurants & Leisure - 4.3%
7 Days Group Holdings Ltd. ADR (a)	169,000	3,883,620
Country Style Cooking Restaurant Chain Co. Ltd. ADR	3,600	60,336
Ctrip.com International Ltd. sponsored ADR (a)	254,400	12,394,368
Galaxy Entertainment Group Ltd. (a)	4,218,000	7,581,896
Las Vegas Sands Corp. (a)	128,000	6,017,280
Melco International Development Ltd.	10,884,000	9,235,487
Sands China Ltd. (a)	1,937,200	5,437,719
Shangri-La Asia Ltd.	5,894,000	16,430,617
SJM Holdings Ltd.	15,220,000	32,806,201
		93,847,524
Household Durables - 0.3%
Techtronic Industries Co. Ltd.	4,874,000	6,652,383
Media - 0.5%
Television Broadcasts Ltd.	1,882,000	11,025,971
Multiline Retail - 0.8%
Far East Department Stores Co. Ltd.	9,464,615	16,695,469
Specialty Retail - 1.0%
Belle International Holdings Ltd.	3,875,000	7,564,091
GOME Electrical Appliances Holdings Ltd. (a)	38,529,000	13,841,329
Lentuo International, Inc. ADR	148,100	453,186
		21,858,606
Textiles, Apparel & Luxury Goods - 0.2%
Trinity Ltd.	4,102,000	4,436,707
TOTAL CONSUMER DISCRETIONARY		216,141,943
CONSUMER STAPLES - 2.3%
Beverages - 0.5%
Yantai Changyu Pioneer Wine Co. (B Shares)	1,027,608	11,379,201
Food & Staples Retailing - 1.4%
Beijing Jingkelong Co. Ltd. (H Shares)	2,014,000	2,593,255

	Shares	Value
Dairy Farm International Holdings Ltd.	2,642,400	$ 23,358,816
Lianhua Supermarket Holdings Co. (H Shares)	792,000	3,222,538
		29,174,609
Food Products - 0.4%
China Huiyuan Juice Group Ltd.	3,043,000	1,998,287
China Mengniu Dairy Co. Ltd.	1,340,000	4,115,087
Global Bio-Chem Technology Group Co. Ltd. (a)	10,526,000	2,561,598
		8,674,972
TOTAL CONSUMER STAPLES		49,228,782
ENERGY - 8.0%
Energy Equipment & Services - 0.0%
Anhui Tianda Oil Pipe Co. Ltd.	1,832,000	705,314
Oil, Gas & Consumable Fuels - 8.0%
China Petroleum & Chemical Corp. (H Shares)	24,490,000	24,685,033
CNOOC Ltd.	35,172,000	87,422,156
CNPC (Hong Kong) Ltd.	11,420,000	20,233,470
Paladin Energy Ltd. (Australia) (a)	571,507	2,067,970
PetroChina Co. Ltd. (H Shares)	24,086,000	34,963,015
Sino Prosper State Gold Resources Holdings, Ltd. (a)	86,040,000	4,763,813
		174,135,457
TOTAL ENERGY		174,840,771
FINANCIALS - 39.7%
Capital Markets - 2.1%
Citic Securities Co. Ltd. (UBS Warrant Programme) warrants 9/16/13 (a)	3,008,600	6,132,149
Suning Appliance Chain Store Co. Ltd. (UBS Warrant Programme) warrants 1/7/14 (a)	2,002,600	4,023,094
Wuliangye Yibin Co. Ltd.:
(BNP Paribas Warrant Program) warrants 5/5/15 (a)	1,351,900	6,866,761
(UBS Warrant Programme) warrants 4/22/13 (a)	345,100	1,752,880
Yuanta Financial Holding Co. Ltd.	38,690,000	26,840,893
		45,615,777
Commercial Banks - 19.5%
Bank of China Ltd. (H Shares)	106,868,300	59,032,616
BOC Hong Kong (Holdings) Ltd.	21,001,500	65,982,077
China Construction Bank Corp. (H Shares)	71,736,000	67,798,339
China Merchants Bank Co. Ltd. (H Shares)	7,601,464	19,575,510
Chinatrust Financial Holding Co. Ltd.	20,512,335	18,771,093
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	18,041,000	12,520,890
E.Sun Financial Holdings Co. Ltd.	9,287,652	6,572,750
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Hang Seng Bank Ltd.	2,437,700	$ 38,105,247
HSBC Holdings PLC (Hong Kong)	1,962,400	21,354,643
Industrial & Commercial Bank of China Ltd. (H Shares)	92,903,000	78,592,472
Mega Financial Holding Co. Ltd.	13,792,000	12,020,220
Standard Chartered PLC (United Kingdom)	487,880	13,520,099
Wing Hang Bank Ltd.	904,500	10,085,845
		423,931,801
Diversified Financial Services - 4.5%
Fubon Financial Holding Co. Ltd.	18,076,985	26,467,958
Hong Kong Exchanges and Clearing Ltd.	3,082,700	70,336,510
		96,804,468
Insurance - 4.1%
Cathay Financial Holding Co. Ltd.	16,092,400	26,815,992
China Life Insurance Co. Ltd. (H Shares)	8,438,000	30,160,757
Ping An Insurance Group Co. China Ltd. (H Shares)	2,897,500	31,507,137
		88,483,886
Real Estate Management & Development - 9.5%
Cheung Kong Holdings Ltd.	2,837,000	44,639,198
China Resources Land Ltd.	2,628,000	4,534,360
Hang Lung Properties Ltd.	1,751,000	7,800,961
Henderson Land Development Co. Ltd.	509,076	3,483,949
Huaku Development Co. Ltd.	1,548,000	4,538,498
Hung Poo Real Estate Development Co. Ltd.	2,056,000	2,458,456
K Wah International Holdings Ltd.	8,046,000	3,190,925
Kerry Properties Ltd.	2,211,500	11,788,896
New World Development Co. Ltd.	5,678,000	9,957,684
Sino Land Ltd.	5,164,000	9,082,863
Sinyi Realty, Inc.	1,179,370	2,446,314
Sun Hung Kai Properties Ltd.	2,461,000	38,437,776
Swire Pacific Ltd. (A Shares)	1,451,000	22,158,377
Wharf Holdings Ltd.	5,660,000	41,395,259
Yanlord Land Group Ltd.	838,000	992,688
		206,906,204
TOTAL FINANCIALS		861,742,136
INDUSTRIALS - 7.6%
Airlines - 0.1%
Cathay Pacific Airways Ltd.	1,302,000	3,249,007
Building Products - 0.9%
China Liansu Group Holdgs Ltd.	22,073,000	20,548,754
Electrical Equipment - 0.3%
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	1,854,000	7,340,754
Industrial Conglomerates - 3.8%
Far Eastern Textile Ltd.	14,565,228	22,849,408

	Shares	Value
Hutchison Whampoa Ltd.	3,816,000	$ 43,583,071
Shanghai Industrial Holdings Ltd.	2,484,000	9,803,201
Shun Tak Holdings Ltd.	9,304,000	5,798,303
		82,033,983
Machinery - 1.0%
China International Marine Containers (Group) Ltd. (B Shares)	8,547,087	18,279,891
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	4,651,884	2,837,649
		21,117,540
Professional Services - 0.1%
51job, Inc. sponsored ADR (a)	35,600	1,993,244
Transportation Infrastructure - 1.4%
China Merchant Holdings International Co. Ltd.	2,486,597	11,446,357
Cosco Pacific Ltd.	8,882,000	18,390,039
		29,836,396
TOTAL INDUSTRIALS		166,119,678
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 3.9%
AAC Acoustic Technology Holdings, Inc.	1,662,000	4,344,231
HTC Corp.	1,752,000	79,400,384
		83,744,615
Electronic Equipment & Components - 3.9%
AU Optronics Corp. (a)	4,738,090	3,813,082
Chroma ATE, Inc.	2,356,000	7,761,618
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,266,172	38,831,433
Kingboard Chemical Holdings Ltd.	2,407,500	13,190,210
Tripod Technology Corp.	1,909,820	9,021,461
Unimicron Technology Corp.	7,344,000	12,071,452
		84,689,256
Internet Software & Services - 5.2%
Baidu.com, Inc. sponsored ADR (a)	99,300	14,748,036
SINA Corp. (a)	92,100	12,410,475
SouFun Holdings Ltd. ADR (d)	363,600	8,380,980
Tencent Holdings Ltd.	2,657,500	75,622,562
YouKu.com, Inc. ADR (a)(d)	33,100	1,956,872
		113,118,925
Semiconductors & Semiconductor Equipment - 3.8%
Hynix Semiconductor, Inc.	181,450	5,739,829
Novatek Microelectronics Corp.	716,000	2,184,068
Taiwan Semiconductor Manufacturing Co. Ltd.	29,222,796	75,461,833
		83,385,730
TOTAL INFORMATION TECHNOLOGY		364,938,526
MATERIALS - 8.0%
Chemicals - 5.4%
China Bluechemical Ltd. (H shares)	6,142,000	4,998,190
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Formosa Chemicals & Fibre Corp.	5,702,000	$ 22,959,073
Formosa Plastics Corp.	9,828,250	40,087,337
Incitec Pivot Ltd.	1,035,221	4,268,051
Nan Ya Plastics Corp.	9,285,000	28,419,836
Sateri Holdings Ltd.	9,916,500	8,759,279
Taiwan Fertilizer Co. Ltd.	2,340,000	7,880,216
		117,371,982
Construction Materials - 0.9%
Anhui Conch Cement Co. Ltd. (H Shares)	4,116,000	19,423,844
Containers & Packaging - 0.2%
Greatview Aseptic Pack Co. Ltd.	4,929,000	3,376,419
Metals & Mining - 1.5%
Iluka Resources Ltd.	749,356	10,279,077
Medusa Mining Ltd.	759,585	6,688,066
Xingda International Holdings Ltd.	4,487,000	5,176,663
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,242,500	10,380,474
		32,524,280
TOTAL MATERIALS		172,696,525
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 2.5%
China Telecom Corp. Ltd. (H Shares)	26,532,000	15,437,446
China Unicom (Hong Kong) Ltd.	18,874,000	38,602,531
		54,039,977
Wireless Telecommunication Services - 2.9%
China Mobile (Hong Kong) Ltd.	3,117,500	28,676,087
Far EasTone Telecommunications Co. Ltd.	3,972,000	6,016,503
SOFTBANK CORP.	689,200	29,078,464
		63,771,054
TOTAL TELECOMMUNICATION SERVICES		117,811,031

	Shares	Value
UTILITIES - 0.6%
Gas Utilities - 0.4%
Enn Energy Holdings Ltd.	2,432,000	$ 8,329,732
Independent Power Producers & Energy Traders - 0.2%
Huaneng Power International, Inc. (H Shares)	8,952,000	4,943,881
TOTAL UTILITIES		13,273,613
TOTAL COMMON STOCKS (Cost $1,498,145,710)		2,136,793,005
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.13% (b)	28,621,909	28,621,909
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	8,532,525	8,532,525
TOTAL MONEY MARKET FUNDS (Cost $37,154,434)		37,154,434
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,535,300,144)		2,173,947,439
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,550,841)
NET ASSETS - 100%		$ 2,171,396,598
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,341
Fidelity Securities Lending Cash Central Fund	306,868
Total	$ 349,209
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 216,141,943	$ 216,141,943	$ -	$ -
Consumer Staples	49,228,782	49,228,782	-	-
Energy	174,840,771	27,770,567	147,070,204	-
Financials	861,742,136	791,451,852	70,290,284	-
Industrials	166,119,678	166,119,678	-	-
Information Technology	364,938,526	285,663,611	79,274,915	-
Materials	172,696,525	172,696,525	-	-
Telecommunication Services	117,811,031	6,016,503	111,794,528	-
Utilities	13,273,613	8,329,732	4,943,881	-
Money Market Funds	37,154,434	37,154,434	-	-
Total Investments in Securities:	$ 2,173,947,439	$ 1,760,573,627	$ 413,373,812	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $98,628,962 of which $63,392,256 and $35,236,706 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,631,975) - See accompanying schedule: Unaffiliated issuers (cost $1,498,145,710)	$ 2,136,793,005
Fidelity Central Funds (cost $37,154,434)	37,154,434
Total Investments (cost $1,535,300,144)		$ 2,173,947,439
Receivable for investments sold		4,589,178
Receivable for fund shares sold		2,823,365
Dividends receivable		4,808,141
Distributions receivable from Fidelity Central Funds		77,641
Prepaid expenses		1,988
Other receivables		434,009
Total assets		2,186,681,761

Liabilities
Payable for investments purchased	$ 112,754
Payable for fund shares redeemed	4,722,125
Accrued management fee	1,274,374
Distribution and service plan fees payable	14,626
Other affiliated payables	462,003
Other payables and accrued expenses	166,756
Collateral on securities loaned, at value	8,532,525
Total liabilities		15,285,163

Net Assets		$ 2,171,396,598
Net Assets consist of:
Paid in capital		$ 1,567,178,193
Accumulated net investment loss		(3,203,459)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,228,384)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		638,650,248
Net Assets		$ 2,171,396,598

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,721,653 ÷ 557,959 shares)	$ 33.55

Maximum offering price per share (100/94.25 of $33.55)	$ 35.60
Class T: Net Asset Value and redemption price per share ($6,891,302 ÷ 206,234 shares)	$ 33.41

Maximum offering price per share (100/96.50 of $33.41)	$ 34.62
Class B: Net Asset Value and offering price per share ($2,546,000 ÷ 76,551 shares)A	$ 33.26

Class C: Net Asset Value and offering price per share ($6,980,579 ÷ 210,501 shares)A	$ 33.16

China Region: Net Asset Value, offering price and redemption price per share ($2,134,432,873 ÷ 63,227,383 shares)	$ 33.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,824,191 ÷ 54,084 shares)	$ 33.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 7,439,781
Interest		491
Income from Fidelity Central Funds		349,209
Income before foreign taxes withheld		7,789,481
Less foreign taxes withheld		(179,706)
Total income		7,609,775

Expenses
Management fee	$ 7,747,554
Transfer agent fees	2,421,127
Distribution and service plan fees	85,976
Accounting and security lending fees	482,270
Custodian fees and expenses	528,962
Independent trustees' compensation	5,527
Registration fees	94,894
Audit	35,689
Legal	3,896
Miscellaneous	10,569
Total expenses before reductions	11,416,464
Expense reductions	(572,533)	10,843,931
Net investment income (loss)		(3,234,156)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	80,039,748
Foreign currency transactions	(53,390)
Total net realized gain (loss)		79,986,358
Change in net unrealized appreciation (depreciation) on: Investment securities	74,194,829
Assets and liabilities in foreign currencies	3,003
Total change in net unrealized appreciation (depreciation)		74,197,832
Net gain (loss)		154,184,190
Net increase (decrease) in net assets resulting from operations		$ 150,950,034

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,234,156)	$ 25,698,168
Net realized gain (loss)	79,986,358	87,056,704
Change in net unrealized appreciation (depreciation)	74,197,832	253,069,337
Net increase (decrease) in net assets resulting from operations	150,950,034	365,824,209
Distributions to shareholders from net investment income	(25,544,607)	(17,788,313)
Distributions to shareholders from net realized gain	(1,707,008)	(5,540,851)
Total distributions	(27,251,615)	(23,329,164)
Share transactions - net increase (decrease)	(115,199,423)	(341,589,636)
Redemption fees	372,310	1,093,238
Total increase (decrease) in net assets	8,871,306	1,998,647

Net Assets
Beginning of period	2,162,525,292	2,160,526,645
End of period (including accumulated net investment loss of $3,203,459 and undistributed net investment income of $25,575,304, respectively)	$ 2,171,396,598	$ 2,162,525,292

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 31.61	$ 26.47	$ 16.67	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.10)	.25	.30	.28
Net realized and unrealized gain (loss)	2.37	5.15	9.63	(12.91)
Total from investment operations	2.27	5.40	9.93	(12.63)
Distributions from net investment income	(.31)	(.20)	(.16)	-
Distributions from net realized gain	(.03)	(.07)	-	-
Total distributions	(.34)	(.27)	(.16)	-
Redemption fees added to paid in capital E	.01	.01	.03	.02
Net asset value, end of period	$ 33.55	$ 31.61	$ 26.47	$ 16.67
Total Return B,C,D	7.25%	20.54%	60.41%	(43.07)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.37% A	1.38%	1.39%	1.44% A
Expenses net of fee waivers, if any	1.37% A	1.38%	1.39%	1.44% A
Expenses net of all reductions	1.32% A	1.31%	1.31%	1.30% A
Net investment income (loss)	(.62)% A	.91%	1.27%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,722	$ 16,047	$ 11,842	$ 340
Portfolio turnover rate G	59% A	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 31.48	$ 26.40	$ 16.65	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.14)	.18	.23	.26
Net realized and unrealized gain (loss)	2.35	5.13	9.64	(12.91)
Total from investment operations	2.21	5.31	9.87	(12.65)
Distributions from net investment income	(.27)	(.18)	(.14)	-
Distributions from net realized gain	(.03)	(.07)	-	-
Total distributions	(.29) K	(.24) J	(.14)	-
Redemption fees added to paid in capital E	.01	.01	.02	.02
Net asset value, end of period	$ 33.41	$ 31.48	$ 26.40	$ 16.65
Total Return B,C,D	7.09%	20.27%	59.92%	(43.14)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.63% A	1.64%	1.66%	1.68% A
Expenses net of fee waivers, if any	1.63% A	1.64%	1.66%	1.68% A
Expenses net of all reductions	1.57% A	1.58%	1.58%	1.53% A
Net investment income (loss)	(.88)% A	.64%	1.00%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,891	$ 6,070	$ 3,139	$ 107
Portfolio turnover rate G	59% A	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.24 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.065 per share. K Total distributions of $.29 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 31.23	$ 26.28	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.22)	.04	.12	.20
Net realized and unrealized gain (loss)	2.35	5.09	9.63	(12.89)
Total from investment operations	2.13	5.13	9.75	(12.69)
Distributions from net investment income	(.08)	(.12)	(.10)	-
Distributions from net realized gain	(.03)	(.07)	-	-
Total distributions	(.11)	(.19)	(.10)	-
Redemption fees added to paid in capital E	.01	.01	.02	.02
Net asset value, end of period	$ 33.26	$ 31.23	$ 26.28	$ 16.61
Total Return B,C,D	6.85%	19.63%	59.16%	(43.27)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.12% A	2.14%	2.15%	2.17% A
Expenses net of fee waivers, if any	2.12% A	2.14%	2.15%	2.17% A
Expenses net of all reductions	2.06% A	2.08%	2.06%	2.02% A
Net investment income (loss)	(1.37)% A	.14%	.51%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,546	$ 2,496	$ 1,915	$ 155
Portfolio turnover rate G	59% A	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 31.19	$ 26.25	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.22)	.04	.12	.20
Net realized and unrealized gain (loss)	2.34	5.09	9.62	(12.89)
Total from investment operations	2.12	5.13	9.74	(12.69)
Distributions from net investment income	(.13)	(.13)	(.12)	-
Distributions from net realized gain	(.03)	(.07)	-	-
Total distributions	(.16)	(.20)	(.12)	-
Redemption fees added to paid in capital E	.01	.01	.02	.02
Net asset value, end of period	$ 33.16	$ 31.19	$ 26.25	$ 16.61
Total Return B,C,D	6.83%	19.66%	59.18%	(43.27)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.12% A	2.14%	2.15%	2.13% A
Expenses net of fee waivers, if any	2.12% A	2.14%	2.15%	2.13% A
Expenses net of all reductions	2.07% A	2.07%	2.07%	1.98% A
Net investment income (loss)	(1.37)% A	.15%	.51%	1.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,981	$ 5,938	$ 3,806	$ 233
Portfolio turnover rate G	59% A	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - China Region

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.81	$ 26.55	$ 16.69	$ 41.52	$ 22.94	$ 17.74
Income from Investment Operations
Net investment income (loss) D	(.05)	.34	.33	.39	.46	.42
Net realized and unrealized gain (loss)	2.39	5.18	9.68	(20.42)	18.58	4.99
Total from investment operations	2.34	5.52	10.01	(20.03)	19.04	5.41
Distributions from net investment income	(.38)	(.21)	(.17)	(.32)	(.29)	(.22)
Distributions from net realized gain	(.03)	(.07)	-	(4.53)	(.20)	-
Total distributions	(.40) I	(.27) H	(.17)	(4.85)	(.49)	(.22)
Redemption fees added to paid in capital D	.01	.01	.02	.05	.03	.01
Net asset value, end of period	$ 33.76	$ 31.81	$ 26.55	$ 16.69	$ 41.52	$ 22.94
Total Return B,C	7.44%	20.97%	60.77%	(53.75)%	84.73%	30.83%
Ratios to Average Net Assets E,G
Expenses before reductions	1.03% A	1.06%	1.12%	1.11%	1.08%	1.14%
Expenses net of fee waivers, if any	1.03% A	1.06%	1.12%	1.11%	1.08%	1.14%
Expenses net of all reductions	.98% A	1.00%	1.03%	.96%	.92%	1.08%
Net investment income (loss)	(.29)% A	1.22%	1.54%	1.45%	1.64%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,134,433	$ 2,130,070	$ 2,138,141	$ 740,289	$ 2,044,527	$ 734,793
Portfolio turnover rate F	59% A	57%	88%	133%	173%	36%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.27 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share. I Total distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.79	$ 26.55	$ 16.70	$ 29.28
Income from Investment Operations
Net investment income (loss) D	(.05)	.33	.37	.34
Net realized and unrealized gain (loss)	2.38	5.18	9.64	(12.94)
Total from investment operations	2.33	5.51	10.01	(12.60)
Distributions from net investment income	(.37)	(.22)	(.18)	-
Distributions from net realized gain	(.03)	(.07)	-	-
Total distributions	(.40)	(.28) I	(.18)	-
Redemption fees added to paid in capital D	.01	.01	.02	.02
Net asset value, end of period	$ 33.73	$ 31.79	$ 26.55	$ 16.70
Total Return B,C	7.40%	20.92%	60.78%	(42.96)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.08% A	1.11%	1.08%	1.05% A
Expenses net of fee waivers, if any	1.08% A	1.11%	1.08%	1.05% A
Expenses net of all reductions	1.02% A	1.04%	1.00%	.91% A
Net investment income (loss)	(.33)% A	1.18%	1.58%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,824	$ 1,904	$ 1,684	$ 60
Portfolio turnover rate F	59% A	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.28 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, China Region and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 654,798,539
Gross unrealized depreciation	(20,661,448)
Net unrealized appreciation (depreciation) on securities and other investments	$ 634,137,091
Tax cost	$ 1,539,810,348

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $631,041,002 and $737,253,972, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 23,014	$ 992
Class T	.25%	.25%	16,666	126
Class B	.75%	.25%	12,789	9,700
Class C	.75%	.25%	33,507	12,216
			$ 85,976	$ 23,034

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,552
Class T	2,959
Class B*	3,366
Class C*	1,298
$ 24,175

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 28,045.30
Class T	10,412.31
Class B	3,861.30
Class C	10,163.30
China Region	2,366,354.22
Institutional Class	2,292.26
	$ 2,421,127

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $99 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,837 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $306,868. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $572,344 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $189.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 172,776	$ 99,129
Class T	55,515	24,223
Class B	6,583	9,817
Class C	25,937	22,748
China Region	25,262,481	17,620,183
Institutional Class	21,315	12,213
Total	$ 25,544,607	$ 17,788,313
From net realized gain
Class A	$ 13,756	$ 32,057
Class T	5,179	8,895
Class B	2,007	5,146
Class C	4,950	11,118
China Region	1,679,687	5,479,960
Institutional Class	1,429	3,675
Total	$ 1,707,008	$ 5,540,851

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	194,452	342,123	$ 6,306,937	$ 9,544,171
Reinvestment of distributions	5,327	4,199	172,527	118,611
Shares redeemed	(149,428)	(286,153)	(4,843,512)	(7,654,399)
Net increase (decrease)	50,351	60,169	$ 1,635,952	$ 2,008,383
Class T
Shares sold	52,413	132,233	$ 1,701,209	$ 3,681,750
Reinvestment of distributions	1,832	1,158	59,164	32,661
Shares redeemed	(40,828)	(59,475)	(1,305,931)	(1,609,136)
Net increase (decrease)	13,417	73,916	$ 454,442	$ 2,105,275
Class B
Shares sold	5,781	41,380	$ 187,202	$ 1,126,249
Reinvestment of distributions	239	486	7,684	13,648
Shares redeemed	(9,390)	(34,810)	(299,235)	(913,219)
Net increase (decrease)	(3,370)	7,056	$ (104,349)	$ 226,678
Class C
Shares sold	60,710	121,441	$ 1,956,622	$ 3,346,120
Reinvestment of distributions	892	1,162	28,631	32,596
Shares redeemed	(41,512)	(77,220)	(1,312,838)	(2,041,365)
Net increase (decrease)	20,090	45,383	$ 672,415	$ 1,337,351
China Region
Shares sold	8,549,154	29,402,822	$ 280,000,295	$ 826,039,335
Reinvestment of distributions	794,987	782,007	25,868,879	22,169,887
Shares redeemed	(13,077,246)	(43,745,336)	(423,557,520)	(1,195,393,614)
Net increase (decrease)	(3,733,105)	(13,560,507)	$ (117,688,346)	$ (347,184,392)
Institutional Class
Shares sold	22,348	53,076	$ 735,677	$ 1,486,647
Reinvestment of distributions	607	500	19,735	14,160
Shares redeemed	(28,757)	(57,102)	(924,949)	(1,583,738)
Net increase (decrease)	(5,802)	(3,526)	$ (169,537)	$ (82,931)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.,
Boston, MA

AHKCI-USAN-0611
1.861453.102

Fidelity®
Emerging Markets
Fund -
Class K

Semiannual Report

April 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Fidelity Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Emerging Markets	1.08%
Actual		$ 1,000.00	$ 1,098.00	$ 5.62
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Class K	.89%
Actual		$ 1,000.00	$ 1,098.80	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Korea (South)	16.6%
Brazil	14.5%
Taiwan	10.6%
Russia	9.1%
China	8.7%
South Africa	5.1%
Indonesia	4.6%
India	4.5%
Cayman Islands	3.6%
Other	22.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Brazil	13.6%
Korea (South)	11.6%
India	8.7%
Russia	7.9%
China	7.8%
Taiwan	7.0%
South Africa	6.4%
Indonesia	6.0%
Hong Kong	4.0%
Other	27.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.8	98.2
Short-Term Investments and Net Other Assets	2.2	1.8
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	2.5	0.0
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.5	1.9
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	2.1	2.0
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	2.1	2.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.9	0.5
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.8	1.8
Hyundai Motor Co. (Korea (South), Automobiles)	1.7	1.4
Itau Unibanco Banco Multiplo SA sponsored ADR (Brazil, Commercial Banks)	1.6	0.0
CNOOC Ltd. (Hong Kong, Oil, Gas & Consumable Fuels)	1.6	1.8
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.6	1.2
	19.4
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	26.0
Materials	16.3	16.0
Energy	15.4	13.3
Information Technology	13.4	9.4
Consumer Discretionary	8.2	10.7
Industrials	6.7	7.2
Telecommunication Services	5.6	6.9
Consumer Staples	5.5	5.0
Utilities	2.5	2.0
Health Care	0.4	1.7

Semiannual Report

Fidelity Emerging Markets Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 0.0%
Extract Resources Ltd. (a)	13,725	$ 100,530
Austria - 0.3%
Erste Bank AG (d)	329,500	16,652,450
Bailiwick of Jersey - 0.6%
Randgold Resources Ltd. sponsored ADR	199,700	17,288,029
West China Cement Ltd. (a)	24,700,000	10,177,305
TOTAL BAILIWICK OF JERSEY		27,465,334
Bermuda - 1.8%
Alliance Oil Co. Ltd. (depositary receipt) (a)(d)	517,000	10,248,465
Central European Media Enterprises Ltd. Class A (a)	222,500	5,097,475
Cheung Kong Infrastructure Holdings Ltd.	3,501,000	17,062,546
China Glass Holdings Ltd. (a)	4,766,000	2,761,547
China Yurun Food Group Ltd.	6,658,000	24,390,006
GP Investments Ltd. (depositary receipt) (a)	1,756,114	7,344,582
Great Eagle Holdings Ltd.	1,405,000	4,993,111
Orient Overseas International Ltd.	2,428,500	18,542,942
TOTAL BERMUDA		90,440,674
Brazil - 14.5%
Arezzo Industria e Comercio SA	87,500	1,356,464
Banco Bradesco SA (PN) sponsored ADR (d)	3,618,350	73,199,221
Banco do Estado do Rio Grande do Sul SA	1,202,200	14,441,988
Brasil Foods SA	1,283,800	25,728,224
Brasil Insurance Participacoes e Administracao SA	9,400	11,829,912
Cia Hering SA	773,200	16,733,910
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	335,997	15,274,424
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	1,440,200	46,921,716
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	634,000	18,363,554
Eletropaulo Metropolitana SA (PN-B)	1,019,700	24,823,308
Estacio Participacoes SA	541,200	7,911,778
Even Construtora e Incorporadora SA	1,142,300	6,280,363
Itau Unibanco Banco Multiplo SA sponsored ADR	3,350,100	79,564,875
Light SA	726,700	12,240,228
Marcopolo SA (PN)	1,061,800	4,751,206
Mills Estruturas e Servicos de Engenharia SA	197,900	2,704,411
OGX Petroleo e Gas Participacoes SA (a)	4,199,200	45,080,079
PDG Realty SA Empreendimentos e Participacoes	2,873,200	16,874,320
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	121,719	4,543,770
(PN) (non-vtg.)	1,436,700	23,377,309

	Shares	Value
(PN) sponsored ADR (non-vtg.)	2,409,139	$ 80,392,968
SLC Agricola SA	48,300	607,856
Tecnisa SA	800,500	6,278,631
Tegma Gestao Logistica	722,200	12,380,178
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	805,100	37,984,618
Ultrapar Participacoes SA	353,800	6,172,891
Vale SA (PN-A) sponsored ADR	3,481,798	104,105,760
Vivo Participacoes SA sponsored ADR	355,247	14,852,877
TOTAL BRAZIL		714,776,839
British Virgin Islands - 0.4%
Arcos Dorados Holdings, Inc.	329,800	7,265,494
Mail.ru Group Ltd.:
GDR (a)(e)	364,500	11,190,150
GDR (Reg. S) (a)	40,000	1,228,000
TOTAL BRITISH VIRGIN ISLANDS		19,683,644
Canada - 1.1%
Carpathian Gold, Inc. (a)	847,500	389,665
Eldorado Gold Corp.	1,211,911	22,557,608
First Quantum Minerals Ltd.	148,500	21,162,937
SouthGobi Energy Resources Ltd. (a)	165,800	2,081,919
Uranium One, Inc.	2,294,800	9,556,613
TOTAL CANADA		55,748,742
Cayman Islands - 3.6%
Belle International Holdings Ltd.	595,000	1,161,454
Central China Real Estate Ltd.	8,845,000	2,448,624
China Shanshui Cement Group Ltd.	26,720,000	29,932,400
Country Garden Holdings Co. Ltd.	21,175,000	8,588,549
Eurasia Drilling Co. Ltd. GDR (Reg. S)	619,100	20,863,670
EVA Precision Industrial Holdings Ltd.	16,330,000	13,982,785
Gourmet Master Co. Ltd.	256,000	2,677,358
Kaisa Group Holdings Ltd. (a)	6,759,000	2,741,441
Kingboard Chemical Holdings Ltd.	4,442,500	24,339,567
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	893,800	9,599,412
Minth Group Ltd.	49,000	75,333
Sany Heavy Equipment International Holdings Co. Ltd.	5,156,000	9,148,459
Shenguan Holdings Group Ltd.	9,162,000	12,174,631
SOHO China Ltd.	12,551,500	10,844,362
Spreadtrum Communications, Inc. ADR (a)(d)	442,600	9,471,640
TPK Holdings Co.	370,000	11,041,311
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	806,200	10,101,686
TOTAL CAYMAN ISLANDS		179,192,682
Chile - 0.1%
Enersis SA sponsored ADR	190,496	4,068,995
China - 8.7%
Agricultural Bank China Ltd. (H Shares)	51,310,000	30,324,981
Anhui Expressway Co. Ltd. (H Shares)	8,504,000	7,117,418
Common Stocks - continued
	Shares	Value
China - continued
Baidu.com, Inc. sponsored ADR (a)	163,693	$ 24,311,684
Changyou.com Ltd. (A Shares) ADR (a)(d)	227,500	10,310,300
China Communications Construction Co. Ltd. (H Shares)	15,366,000	14,186,192
China Communications Services Corp. Ltd. (H Shares)	22,858,000	13,950,906
China Construction Bank Corp. (H Shares)	82,627,000	78,091,521
China Minsheng Banking Corp. Ltd. (H Shares)	24,080,000	23,099,288
China National Building Materials Co. Ltd. (H Shares)	5,004,000	10,541,112
China Oilfield Services Ltd. (H Shares)	6,242,000	12,345,276
Comba Telecom Systems Holdings Ltd.	3,937,000	4,912,189
Digital China Holdings Ltd. (H Shares)	6,807,000	13,234,835
Great Wall Motor Co. Ltd. (H Shares)	4,006,000	7,180,191
Guangzhou R&F Properties Co. Ltd. (H Shares)	6,069,600	8,268,592
Harbin Power Equipment Co. Ltd. (H Shares)	19,704,000	19,002,995
Industrial & Commercial Bank of China Ltd. (H Shares)	107,299,670	90,771,517
SINA Corp. (a)	113,000	15,226,750
Suning Appliance Chain Store Co. Ltd. (UBS Warrant Programme) warrants 1/7/14 (a)	2,360,900	4,742,896
Weichai Power Co. Ltd. (H Shares)	1,513,000	10,325,251
Yantai Changyu Pioneer Wine Co. (B Shares)	1,548,446	17,146,692
Zhaojin Mining Industry Co. Ltd. (H Shares)	443,500	2,052,950
ZTE Corp. (H Shares)	3,206,400	11,539,456
TOTAL CHINA		428,682,992
Czech Republic - 1.4%
Ceske Energeticke Zavody AS	670,000	38,419,408
Komercni Banka AS	119,500	31,516,725
TOTAL CZECH REPUBLIC		69,936,133
Egypt - 0.4%
Commercial International Bank Ltd. sponsored GDR	3,631,182	17,465,985
Finland - 0.1%
Nokian Tyres PLC	109,500	5,676,699
Georgia - 0.2%
Bank of Georgia GDR (Reg. S) (a)	480,001	9,264,019
Greece - 0.0%
Folli Follie Group (a)	135,900	2,566,512
Hong Kong - 2.6%
China Insurance International Holdings Co. Ltd. (a)	1,668,600	4,587,076
China Overseas Land & Investment Ltd.	9,732,000	18,721,409
CNOOC Ltd.	30,703,000	76,314,185

	Shares	Value
CNOOC Ltd. sponsored ADR (d)	11,300	$ 2,818,785
Giordano International Ltd.	3,632,000	2,623,581
Shanghai Industrial Holdings Ltd.	4,772,000	18,832,881
Sino-Ocean Land Holdings Ltd.	7,970,500	4,525,953
TOTAL HONG KONG		128,423,870
India - 4.5%
Aurobindo Pharma Ltd.	559,563	2,459,270
Bank of Baroda	1,448,252	30,344,416
Bharti Airtel Ltd.	2,912,792	25,014,272
Canara Bank	948,242	13,538,509
Grasim Industries Ltd.	69,499	4,044,206
Gujarat State Fertilizers & Chemicals Ltd.	306,432	2,585,163
Indian Overseas Bank	5,515,424	19,012,042
Infosys Technologies Ltd. sponsored ADR (d)	149,787	9,763,117
Infrastructure Development Finance Co. Ltd.	4,767,027	15,651,317
ITC Ltd.	3,000	13,039
Mahindra & Mahindra Financial Services Ltd.	684,378	11,317,637
Shriram Transport Finance Co. Ltd.	800,424	14,015,333
Sintex Industries Ltd.	660,858	2,590,121
State Bank of India	237,526	15,052,885
Tata Consultancy Services Ltd.	1,722,485	45,369,216
Tata Motors Ltd. Class A	310,325	4,764,791
Tata Power Co. Ltd.	26,682	786,442
Thermax Ltd.	338,547	4,950,643
TOTAL INDIA		221,272,419
Indonesia - 4.6%
PT Astra International Tbk	5,726,500	37,545,930
PT Bank Mandiri (Persero) Tbk	17,501,000	14,611,431
PT Bank Rakyat Indonesia Tbk	54,614,000	41,132,731
PT Bank Tabungan Negara Tbk	47,112,500	9,407,107
PT Bumi Serpong Damai Tbk	68,194,400	7,325,890
PT Ciputra Development Tbk (a)	98,853,500	4,501,741
PT Delta Dunia Petroindo Tbk (a)	64,580,000	9,803,141
PT Indo Tambangraya Megah Tbk	1,843,500	10,074,253
PT Indocement Tunggal Prakarsa Tbk	3,108,000	6,169,554
PT Indofood Sukses Makmur Tbk	47,233,500	30,610,255
PT Indosat Tbk	8,781,500	5,485,880
PT Kalbe Farma Tbk	10,203,500	4,259,406
PT Mitra Adiperkasa Tbk	1,728,000	660,813
PT Semen Gresik (Persero) Tbk	7,079,000	7,852,706
PT Summarecon Agung Tbk	23,999,500	3,530,991
PT Tambang Batubbara Bukit Asam Tbk	2,500	6,510
PT Tower Bersama Infrastructure Tbk	40,320,000	11,417,108
PT XL Axiata Tbk	30,148,500	23,938,584
TOTAL INDONESIA		228,334,031
Isle of Man - 0.1%
Bahamas Petroleum Co. PLC (a)	10,955,320	3,293,958
Common Stocks - continued
	Shares	Value
Israel - 0.1%
Orbotech Ltd. (a)	243,828	$ 3,125,875
Kazakhstan - 0.4%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	981,411	22,228,959
Korea (South) - 16.6%
BS Financial Group, Inc. (a)	179,110	2,614,988
Celltrion, Inc.	143,140	4,916,458
Cheil Worldwide, Inc.	472,440	6,101,702
CJ CGV Co. Ltd.	214,490	5,610,662
CJ Corp.	321,306	24,297,157
Doosan Co. Ltd.	127,072	15,638,709
GS Holdings Corp.	390,580	32,715,857
Hanwha Corp.	167,200	7,698,864
Honam Petrochemical Corp.	84,446	29,874,191
Hotel Shilla Co.	325,880	8,036,438
Hynix Semiconductor, Inc.	937,490	29,655,730
Hyundai Department Store Co. Ltd.	142,647	20,959,821
Hyundai Engineering & Construction Co. Ltd.	266,577	22,428,883
Hyundai Fire & Marine Insurance Co. Ltd.	269,580	7,102,175
Hyundai Heavy Industries Co. Ltd.	114,166	57,163,109
Hyundai Mobis	103,185	34,668,599
Hyundai Motor Co.	356,993	82,357,261
Hyundai Steel Co.	224,959	28,633,046
Industrial Bank of Korea	1,858,240	35,738,712
Kia Motors Corp.	730,500	52,574,098
Korea Zinc Co. Ltd.	12,470	4,924,977
KT&G Corp.	385,419	22,869,025
LG Chemical Ltd.	111,502	55,307,471
LG Telecom Ltd.	839,240	5,113,196
LIG Non-Life Insurance Co. Ltd.	55,850	1,382,529
Lotte Samkang Co. Ltd.	12,867	3,913,686
Meritz Financial Holdings Co. (a)	389,626	1,901,278
Meritz Fire & Marine Insurance Co. Ltd.	1,154,163	13,286,100
Nong Shim Co. Ltd.	26,095	6,093,308
OCI Co. Ltd.	66,216	39,661,413
Paradise Co. Ltd.	1,774,378	10,412,115
S&T Daewoo Co. Ltd.	51,870	1,512,166
Samsung Card Co. Ltd.	196,615	9,789,343
Samsung Electronics Co. Ltd.	147,261	123,073,478
SK Chemicals Co. Ltd.	36,919	2,618,393
SKC Co. Ltd.	65,310	3,759,067
Sungwoo Hitech Co. Ltd.	361,028	7,315,164
TOTAL KOREA (SOUTH)		821,719,169
Lebanon - 0.0%
BLOM Bank SAL GDR	247,400	2,288,450
Luxembourg - 0.9%
Evraz Group SA GDR (a)	631,849	21,419,681

	Shares	Value
MHP SA GDR (Reg. S) (a)	42,200	$ 780,700
Millicom International Cellular SA	206,600	22,383,044
TOTAL LUXEMBOURG		44,583,425
Malaysia - 0.7%
Axiata Group Bhd (a)	15,292,500	25,293,924
IJM Corp. Bhd	392,400	821,225
RHB Capital Bhd	3,352,400	10,026,081
TOTAL MALAYSIA		36,141,230
Mauritius - 0.2%
Golden Agri-Resources Ltd.	17,022,000	9,247,686
Mexico - 1.8%
America Movil SAB de CV Series L sponsored ADR	1,308,533	74,848,088
Cemex SA de CV sponsored ADR	1,693,540	14,699,927
TOTAL MEXICO		89,548,015
Nigeria - 0.5%
Diamond Bank PLC	47,978,943	2,047,598
Guaranty Trust Bank PLC GDR (Reg. S)	2,961,439	18,657,066
Guinness Nigeria PLC	2,079,687	2,756,779
TOTAL NIGERIA		23,461,443
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	605,000	25,210,350
Poland - 0.5%
Lubelski Wegiel Bogdanka S.A. (a)	93,409	4,430,202
Polski Koncern Naftowy Orlen SA (a)	1,079,795	22,494,458
TOTAL POLAND		26,924,660
Portugal - 0.2%
Jeronimo Martins SGPS SA	598,435	9,821,333
Russia - 9.1%
Cherkizovo Group OJSC GDR (a)	488,565	9,524,887
Lukoil Oil Co. sponsored ADR	462,500	32,236,250
Magnit OJSC GDR (Reg. S)	870,600	24,376,800
Mechel Steel Group OAO sponsored ADR (d)	807,000	23,055,990
OAO Gazprom sponsored ADR	7,323,670	124,941,814
OAO NOVATEK GDR	283,758	39,867,999
OAO Tatneft sponsored ADR	775,900	34,985,331
OAO TMK GDR (Reg. S) (a)	421,500	8,636,535
OJSC Oil Co. Rosneft GDR (Reg. S)	3,876,100	34,594,193
Polymetal JSC GDR (Reg. S) (a)	474,361	9,079,270
Sberbank (Savings Bank of the Russian Federation)	14,240,900	51,946,205
Sberbank (Savings Bank of the Russian Federation) GDR	39,513	15,758,302
Severstal JSC (a)	870,735	15,965,011
Uralkali JSC GDR (Reg. S)	543,900	22,827,483
TOTAL RUSSIA		447,796,070
Common Stocks - continued
	Shares	Value
Singapore - 0.9%
China Minzhong Food Corp. Ltd.	1,734,000	$ 2,564,062
GMG Global Ltd.	10,490,000	2,399,575
Keppel Corp. Ltd.	2,845,700	27,665,398
Straits Asia Resources Ltd.	1,560,000	3,759,650
Yangzijiang Shipbuilding Holdings Ltd.	1,607,000	2,376,267
Yanlord Land Group Ltd.	3,733,000	4,422,082
TOTAL SINGAPORE		43,187,034
Slovenia - 0.1%
Krka dd Novo mesto (a)	55,303	4,873,931
South Africa - 5.1%
Absa Group Ltd.	755,022	15,626,297
African Bank Investments Ltd.	5,989,799	34,924,347
African Rainbow Minerals Ltd.	444,639	14,458,594
Anglo Platinum Ltd.	200,415	20,350,418
AngloGold Ashanti Ltd.	611,900	31,143,228
AngloGold Ashanti Ltd. sponsored ADR	392,708	20,020,254
Exxaro Resources Ltd. (f)	213,100	5,755,119
Foschini Ltd. (f)	1,787,921	24,660,041
Life Healthcare Group Holdings Ltd. (f)	1,957,200	5,005,665
Mr Price Group Ltd.	1,508,345	15,430,757
Sanlam Ltd. (f)	4,303,400	18,448,524
Sasol Ltd.	406,800	23,493,890
Sasol Ltd. sponsored ADR	376,800	21,786,576
TOTAL SOUTH AFRICA		251,103,710
Taiwan - 10.6%
Advanced Semiconductor Engineering, Inc.	8,684,605	10,155,160
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	6,165,140	36,374,326
Catcher Technology Co. Ltd.	1,910,000	11,985,358
Chroma ATE, Inc.	3,913,256	12,891,849
Edison Opto Corp.	419,456	1,879,034
EVA Airways Corp. (a)	9,864,000	9,061,056
Formosa Chemicals & Fibre Corp.	7,002,000	28,193,516
Formosa Plastics Corp.	10,049,000	40,987,729
Fubon Financial Holding Co. Ltd.	30,706,651	44,960,061
Hon Hai Precision Industry Co. Ltd. (Foxconn)	13,009,000	49,206,084
HTC Corp.	1,382,100	62,636,570
Huaku Development Co. Ltd.	2,707,000	7,936,507
Kinsus Interconnect Technology Corp.	2,523,000	8,786,742
Ruentex Development Co. Ltd.	10,390,000	17,277,427
Siliconware Precision Industries Co. Ltd.	4,100,000	5,489,149
Siliconware Precision Industries Co. Ltd. sponsored ADR	706,700	4,791,426
Synnex Technology International Corp.	1,494,000	3,807,265
Taishin Financial Holdings Co. Ltd.	60,363,380	35,458,357
Taiwan Cement Corp.	22,601,599	33,053,411
Taiwan Semiconductor Manufacturing Co. Ltd.	25,653,447	66,244,727

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,115,000	$ 28,552,500
Yang Ming Marine Transport Corp. (a)	4,308,000	3,641,938
TOTAL TAIWAN		523,370,192
Thailand - 2.3%
Advanced Info Service PCL (For. Reg.)	7,580,100	23,481,555
Asian Property Development PCL (For. Reg.)	29,591,100	6,243,266
PTT PCL (For. Reg.)	2,656,200	33,358,171
Siam Cement PCL (For. Reg.)	1,183,300	16,406,102
Siam Commercial Bank PCL (For. Reg.)	8,777,000	34,096,852
Total Access Communication PCL (For. Reg.)	105,200	177,917
TOTAL THAILAND		113,763,863
Turkey - 1.3%
Aygaz AS	1,107,151	8,225,382
Tofas Turk Otomobil Fabrikasi AS	1,834,988	10,544,244
Turkiye Garanti Bankasi AS	6,410,895	33,213,578
Turkiye Vakiflar Bankasi TAO	5,484,000	14,566,312
TOTAL TURKEY		66,549,516
United Kingdom - 0.5%
Fresnillo PLC	287,900	7,891,703
Xstrata PLC	711,770	18,089,731
TOTAL UNITED KINGDOM		25,981,434
United States of America - 0.5%
China Agritech, Inc. (a)(d)	190,400	1,178,957
Freeport-McMoRan Copper & Gold, Inc.	313,452	17,249,264
Sohu.com, Inc. (a)	50,500	5,340,880
TOTAL UNITED STATES OF AMERICA		23,769,101
TOTAL COMMON STOCKS (Cost $3,609,662,210)		4,837,741,954
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.13% (b)	24,499,058	24,499,058
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	127,486,438	127,486,438
TOTAL MONEY MARKET FUNDS (Cost $151,985,496)		151,985,496
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,761,647,706)		4,989,727,450
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(43,873,786)
NET ASSETS - 100%		$ 4,945,853,664
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,190,150 or 0.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,105
Fidelity Securities Lending Cash Central Fund	954,936
Total	$ 985,041
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 821,719,169	$ 819,817,891	$ -	$ 1,901,278
Brazil	714,776,839	714,776,839	-	-
Taiwan	523,370,192	441,481,156	81,889,036	-
Russia	447,796,070	447,796,070	-	-
China	428,682,992	423,940,096	4,742,896	-
South Africa	251,103,710	196,466,592	54,637,118	-
Indonesia	228,334,031	228,334,031	-	-
India	221,272,419	186,883,797	34,388,622	-
Cayman Islands	179,192,682	179,192,682	-	-
United States of America	23,769,101	22,590,144	-	1,178,957
Other	997,724,749	921,410,564	76,314,185	-
Money Market Funds	151,985,496	151,985,496	-	-
Total Investments in Securities:	$ 4,989,727,450	$ 4,734,675,358	$ 251,971,857	$ 3,080,235
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(3,031,355)
Cost of Purchases	6,111,590
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,080,235
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (3,031,355)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $581,445,081 of which $11,565,560 and $569,879,521 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $123,852,480) - See accompanying schedule: Unaffiliated issuers (cost $3,609,662,210)	$ 4,837,741,954
Fidelity Central Funds (cost $151,985,496)	151,985,496
Total Investments (cost $3,761,647,706)		$ 4,989,727,450
Foreign currency held at value (cost $9,742,036)		9,744,182
Receivable for investments sold		147,784,316
Receivable for fund shares sold		5,252,162
Dividends receivable		22,938,761
Distributions receivable from Fidelity Central Funds		141,413
Prepaid expenses		4,419
Other receivables		3,503,977
Total assets		5,179,096,680

Liabilities
Payable for investments purchased
Regular delivery	$ 84,556,875
Delayed delivery	7,491,325
Payable for fund shares redeemed	8,193,635
Accrued management fee	2,883,997
Other affiliated payables	948,645
Other payables and accrued expenses	1,682,101
Collateral on securities loaned, at value	127,486,438
Total liabilities		233,243,016

Net Assets		$ 4,945,853,664
Net Assets consist of:
Paid in capital		$ 3,959,855,166
Undistributed net investment income		18,338,353
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(260,728,324)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,228,388,469
Net Assets		$ 4,945,853,664

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Emerging Markets: Net Asset Value, offering price and redemption price per share ($4,017,939,559 ÷ 144,331,313 shares)	$ 27.84

Class K: Net Asset Value, offering price and redemption price per share ($927,914,105 ÷ 33,361,227 shares)	$ 27.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 50,383,895
Interest		2,549
Income from Fidelity Central Funds		985,041
Income before foreign taxes withheld		51,371,485
Less foreign taxes withheld		(4,207,518)
Total income		47,163,967

Expenses
Management fee	$ 17,306,227
Transfer agent fees	5,165,755
Accounting and security lending fees	792,443
Custodian fees and expenses	2,150,012
Independent trustees' compensation	12,422
Registration fees	81,883
Audit	63,412
Legal	8,624
Interest	14,050
Miscellaneous	23,305
Total expenses before reductions	25,618,133
Expense reductions	(1,597,190)	24,020,943
Net investment income (loss)		23,143,024
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	398,010,465
Foreign currency transactions	(2,019,437)
Total net realized gain (loss)		395,991,028
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $4,553,235)	26,302,368
Assets and liabilities in foreign currencies	194,392
Total change in net unrealized appreciation (depreciation)		26,496,760
Net gain (loss)		422,487,788
Net increase (decrease) in net assets resulting from operations		$ 445,630,812

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,143,024	$ 44,633,525
Net realized gain (loss)	395,991,028	524,250,063
Change in net unrealized appreciation (depreciation)	26,496,760	400,552,581
Net increase (decrease) in net assets resulting from operations	445,630,812	969,436,169
Distributions to shareholders from net investment income	(49,437,799)	(23,159,233)
Distributions to shareholders from net realized gain	(24,690,435)	(26,416,955)
Total distributions	(74,128,234)	(49,576,188)
Share transactions - net increase (decrease)	(290,569,747)	23,065,054
Redemption fees	949,880	1,389,036
Total increase (decrease) in net assets	81,882,711	944,314,071

Net Assets
Beginning of period	4,863,970,953	3,919,656,882
End of period (including undistributed net investment income of $18,338,353 and undistributed net investment income of $44,633,128, respectively)	$ 4,945,853,664	$ 4,863,970,953

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 25.72	$ 20.68	$ 13.71	$ 37.55	$ 22.04	$ 15.71
Income from Investment Operations
Net investment income (loss) D	.12	.23	.17	.42 G	.25	.21
Net realized and unrealized gain (loss)	2.36	5.05	7.03	(22.73)	15.44	6.31
Total from investment operations	2.48	5.28	7.20	(22.31)	15.69	6.52
Distributions from net investment income	(.24)	(.12)	(.24)	(.19)	(.20)	(.21)
Distributions from net realized gain	(.13)	(.14)	-	(1.37)	-	-
Total distributions	(.37)	(.25) I	(.24)	(1.56)	(.20)	(.21)
Redemption fees added to paid in capital D	.01	.01	.01	.03	.02	.02
Net asset value, end of period	$ 27.84	$ 25.72	$ 20.68	$ 13.71	$ 37.55	$ 22.04
Total Return B, C	9.80%	25.76%	53.95%	(61.84)%	71.81%	41.96%
Ratios to Average Net Assets E, H
Expenses before reductions	1.08% A	1.14%	1.16%	1.07%	1.05%	1.11%
Expenses net of fee waivers, if any	1.08% A	1.14%	1.16%	1.07%	1.05%	1.11%
Expenses net of all reductions	1.02% A	1.09%	1.10%	1.02%	.99%	1.01%
Net investment income (loss)	.91% A	1.00%	1.09%	1.47% G	.89%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,017,940	$ 3,975,342	$ 3,649,582	$ 2,086,196	$ 6,609,045	$ 3,005,145
Portfolio turnover rate F	118% A	85%	88%	63%	52%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.135 per share.

Financial Highlights - Class K

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.75	$ 20.69	$ 13.72	$ 31.99
Income from Investment Operations
Net investment income (loss) D	.14	.28	.22	.15 G
Net realized and unrealized gain (loss)	2.36	5.05	7.02	(18.43)
Total from investment operations	2.50	5.33	7.24	(18.28)
Distributions from net investment income	(.32)	(.15)	(.28)	-
Distributions from net realized gain	(.13)	(.14)	-	-
Total distributions	(.45)	(.28) J	(.28)	-
Redemption fees added to paid in capital D	.01	.01	.01	.01
Net asset value, end of period	$ 27.81	$ 25.75	$ 20.69	$ 13.72
Total Return B, C	9.88%	26.03%	54.44%	(57.11)%
Ratios to Average Net Assets E, I
Expenses before reductions	.89% A	.90%	.91%	.92% A
Expenses net of fee waivers, if any	.89% A	.90%	.91%	.92% A
Expenses net of all reductions	.82% A	.84%	.84%	.87% A
Net investment income (loss)	1.10% A	1.24%	1.35%	2.02% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 927,914	$ 888,629	$ 270,075	$ 87,427
Portfolio turnover rate F	118% A	85%	88%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.71%. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.28 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.135 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,228,307,269
Gross unrealized depreciation	(45,398,067)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,182,909,202
Tax cost	$ 3,806,818,248

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,849,792,239 and $3,203,557,480, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Emerging Markets	$ 4,928,704.25
Class K	237,051.05
	$ 5,165,755

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $939 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,235,143.40%		$ 4,115

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit - continued

pro-rata portion of the line of credit, which amounted to $8,568 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $954,936. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $27,506,300. The weighted average interest rate was .65%. The interest expense amounted to $9,935 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,596,973 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $217.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Emerging Markets	$ 38,140,950	$ 21,030,807
Class K	11,296,849	2,128,426
Total	$ 49,437,799	$ 23,159,233
From net realized gain
Emerging Markets	$ 20,164,680	$ 24,475,486
Class K	4,525,755	1,941,469
Total	$ 24,690,435	$ 26,416,955

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Emerging Markets
Shares sold	25,796,249	69,154,267	$ 677,079,168	$ 1,590,197,264
Reinvestment of distributions	2,151,168	1,952,719	55,865,828	43,877,566
Shares redeemed	(38,161,325)	(92,999,725)	(993,840,288)	(2,095,951,354)
Net increase (decrease)	(10,213,908)	(21,892,739)	$ (260,895,292)	$ (461,876,524)
Class K
Shares sold	6,546,573	28,708,422	$ 170,767,640	$ 648,209,971
Reinvestment of distributions	610,205	181,368	15,822,604	4,069,895
Shares redeemed	(8,302,821)	(7,437,639)	(216,264,699)	(167,338,288)
Net increase (decrease)	(1,146,043)	21,452,151	$ (29,674,455)	$ 484,941,578

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.
FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors
(U.K.) Limited
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Fidelity's International Equity Funds

Fidelity Canada Fund

Fidelity China Region Fund

Fidelity Diversified International Fund

Fidelity Emerging Asia Fund

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

Fidelity Emerging Markets Fund

Fidelity Europe Capital Appreciation Fund

Fidelity Europe Fund

Fidelity Global Balanced Fund

Fidelity Global Commodity Stock Fund

Fidelity International Capital Appreciation Fund

Fidelity International Discovery Fund

Fidelity International Growth Fund

Fidelity International Small Cap Fund

Fidelity International Small Cap Opportunities Fund

Fidelity International Value Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Overseas Fund

Fidelity Pacific Basin Fund

Fidelity Total International Equity Fund

Fidelity Worldwide Fund

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
www.fidelity.com

EMF-K-USAN-0611
1.863017.102

Fidelity Advisor®
Japan
Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2011

Class A, Class T, Class B, and Class C are
classes of Fidelity® Japan Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Fidelity Japan Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011) for Japan and for the entire period (December 14, 2010 to April 30, 2011) for Class A, T, B, C and Institutional Class of Japan.

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value April 30, 2011	Expenses Paid During Period
Class A	1.21%
Actual		$ 1,000.00	$ 986.10	$ 4.54 B
Hypothetical A		$ 1,000.00	$ 1,018.79	$ 6.06 C
Class T	1.49%
Actual		$ 1,000.00	$ 985.20	$ 5.59 B
Hypothetical A		$ 1,000.00	$ 1,017.41	$ 7.45 C
Class B	1.97%
Actual		$ 1,000.00	$ 983.40	$ 7.39 B
Hypothetical A		$ 1,000.00	$ 1,015.03	$ 9.84 C
Class C	1.95%
Actual		$ 1,000.00	$ 983.40	$ 7.31 B
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 9.74 C
Japan	.84%
Actual		$ 1,000.00	$ 1,051.00	$ 4.27 B
Hypothetical A		$ 1,000.00	$ 1,020.63	$ 4.21 C
Institutional Class	.80%
Actual		$ 1,000.00	$ 988.00	$ 3.01 B
Hypothetical A		$ 1,000.00	$ 1,020.83	$ 4.01 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Japan and multiplied by 138/365 (to reflect the period December 14, 2010 to April 30, 2011) for Class A, T, B, C and Institutional Class of Japan.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Japan	94.9%
United States of America	5.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Japan	94.5%
United States of America	5.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.9	94.5
Short-Term Investments and Net Other Assets	5.1	5.5
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Canon, Inc. (Office Electronics)	4.1	3.3
Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	4.0	3.6
Mitsui & Co. Ltd. (Trading Companies & Distributors)	3.9	2.1
Toyota Motor Corp. (Automobiles)	3.5	0.9
Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	2.9	3.7
ORIX Corp. (Diversified Financial Services)	2.9	3.5
Ibiden Co. Ltd. (Electronic Equipment & Components)	2.5	1.1
Sumitomo Mitsui Trust Holdings, Inc. (Commercial Banks)	2.5	0.0
Denso Corp. (Auto Components)	2.4	2.6
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	2.3	0.8
	31.0
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.7	32.4
Consumer Discretionary	19.3	18.9
Industrials	18.9	18.1
Information Technology	15.2	11.6
Materials	7.5	6.7
Consumer Staples	5.0	3.9
Telecommunication Services	1.9	2.0
Health Care	0.4	0.9

Semiannual Report

Fidelity Japan Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 19.3%
Auto Components - 4.7%
Denso Corp.	434,700	$ 14,546,075
Stanley Electric Co. Ltd.	457,000	7,679,829
Toyoda Gosei Co. Ltd.	256,600	5,605,809
		27,831,713
Automobiles - 6.4%
Fuji Heavy Industries Ltd.	515,000	3,832,812
Honda Motor Co. Ltd.	255,400	9,817,418
Nissan Motor Co. Ltd.	400,800	3,855,827
Toyota Motor Corp.	527,100	21,024,031
		38,530,088
Hotels, Restaurants & Leisure - 0.7%
Saizeriya Co. Ltd.	253,900	4,328,970
Household Durables - 1.4%
Sekisui House Ltd.	839,000	8,132,033
Leisure Equipment & Products - 1.0%
Nikon Corp.	280,800	5,884,171
Media - 1.1%
Fuji Media Holdings, Inc.	4,791	6,403,600
Multiline Retail - 1.8%
Isetan Mitsukoshi Holdings Ltd.	371,140	3,582,389
Ryohin Keikaku Co. Ltd.	77,600	3,601,661
Takashimaya Co. Ltd.	552,000	3,773,868
		10,957,918
Specialty Retail - 2.2%
Honeys Co. Ltd. (d)	121,040	1,265,331
Nishimatsuya Chain Co. Ltd.	390,600	3,304,689
Shimachu Co. Ltd.	113,700	2,653,951
Xebio Co. Ltd.	108,200	2,007,336
Yamada Denki Co. Ltd.	52,550	3,691,502
		12,922,809
TOTAL CONSUMER DISCRETIONARY		114,991,302
CONSUMER STAPLES - 5.0%
Beverages - 1.3%
Coca-Cola West Co. Ltd.	130,200	2,696,139
Kirin Holdings Co. Ltd.	340,000	4,783,674
		7,479,813
Food & Staples Retailing - 3.0%
FamilyMart Co. Ltd.	202,500	7,349,400
Lawson, Inc.	163,700	8,030,784
Seven & i Holdings Co., Ltd.	98,900	2,488,621
		17,868,805

	Shares	Value
Personal Products - 0.7%
Kao Corp.	86,400	$ 2,162,545
Kose Corp.	83,200	2,167,845
		4,330,390
TOTAL CONSUMER STAPLES		29,679,008
FINANCIALS - 26.7%
Capital Markets - 0.9%
Matsui Securities Co. Ltd.	606,800	2,990,726
Nomura Holdings, Inc.	429,500	2,193,847
		5,184,573
Commercial Banks - 13.4%
Chiba Bank Ltd.	1,161,000	6,873,012
Mitsubishi UFJ Financial Group, Inc.	3,657,900	17,554,251
Mizuho Financial Group, Inc.	6,672,400	10,570,083
Seven Bank Ltd.	3,343	6,334,856
Sumitomo Mitsui Financial Group, Inc.	763,900	23,725,238
Sumitomo Mitsui Trust Holdings, Inc.	4,376,130	15,064,014
		80,121,454
Consumer Finance - 1.4%
Credit Saison Co. Ltd.	512,800	8,597,744
Diversified Financial Services - 2.9%
ORIX Corp.	174,320	17,123,982
Insurance - 4.1%
MS&AD Insurance Group Holdings, Inc.	204,200	4,781,338
NKSJ Holdings, Inc. (a)	1,224,000	7,887,923
Sony Financial Holdings, Inc.	84,000	1,561,070
T&D Holdings, Inc.	401,300	9,908,189
		24,138,520
Real Estate Investment Trusts - 1.3%
Japan Prime Realty Investment Corp.	764	2,172,222
Japan Real Estate Investment Corp.	280	2,771,380
Nomura Real Estate Office Fund, Inc.	409	2,961,002
		7,904,604
Real Estate Management & Development - 2.7%
Mitsubishi Estate Co. Ltd.	527,000	9,221,251
Mitsui Fudosan Co. Ltd.	405,000	7,027,996
		16,249,247
TOTAL FINANCIALS		159,320,124
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Alfresa Holdings Corp.	63,900	2,256,185
INDUSTRIALS - 18.9%
Air Freight & Logistics - 0.7%
Yamato Holdings Co. Ltd.	239,000	3,815,299
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 1.5%
Asahi Glass Co. Ltd.	162,000	$ 2,056,549
Daikin Industries Ltd.	214,400	6,828,416
		8,884,965
Construction & Engineering - 0.3%
Kandenko Co. Ltd.	327,000	1,692,891
Electrical Equipment - 2.1%
Mitsubishi Electric Corp.	560,000	6,233,872
Sumitomo Electric Industries Ltd.	456,200	6,350,959
		12,584,831
Machinery - 3.3%
Fanuc Ltd.	47,100	7,883,542
Kubota Corp.	501,000	4,803,075
Makita Corp.	48,200	2,216,004
NSK Ltd.	516,000	4,578,491
		19,481,112
Marine - 0.7%
Iino Kaiun Kaisha Ltd. (d)	331,700	1,577,639
Mitsui OSK Lines Ltd.	481,000	2,682,458
		4,260,097
Road & Rail - 0.4%
East Japan Railway Co.	43,600	2,423,012
Trading Companies & Distributors - 8.7%
Itochu Corp.	978,500	10,191,896
Mitsubishi Corp.	496,300	13,461,804
Mitsui & Co. Ltd.	1,315,800	23,411,892
Sumitomo Corp.	363,000	5,006,909
		52,072,501
Transportation Infrastructure - 1.2%
The Sumitomo Warehouse Co. Ltd.	1,578,000	7,265,975
TOTAL INDUSTRIALS		112,480,683
INFORMATION TECHNOLOGY - 15.2%
Computers & Peripherals - 0.8%
Fujitsu Ltd.	445,000	2,549,396
Toshiba Corp.	387,000	2,060,480
		4,609,876
Electronic Equipment & Components - 6.9%
Hitachi High-Technologies Corp.	74,100	1,559,235
Ibiden Co. Ltd.	448,100	15,127,112
Nippon Electric Glass Co. Ltd.	411,500	6,229,621
Shimadzu Corp.	180,000	1,563,620
Yamatake Corp.	492,100	12,607,680
Yaskawa Electric Corp.	355,000	4,155,489
		41,242,757
Internet Software & Services - 0.3%
Kakaku.com, Inc.	304	1,751,682

	Shares	Value
Office Electronics - 4.1%
Canon, Inc.	519,200	$ 24,447,438
Semiconductors & Semiconductor Equipment - 2.3%
Tokyo Electron Ltd.	235,200	13,615,002
Software - 0.8%
Nintendo Co. Ltd.	20,800	4,920,967
TOTAL INFORMATION TECHNOLOGY		90,587,722
MATERIALS - 7.5%
Chemicals - 6.1%
JSR Corp.	539,800	11,354,934
Mitsubishi Chemical Holdings Corp.	491,000	3,324,341
Nissan Chemical Industries Co. Ltd.	409,100	4,244,364
Nitto Denko Corp.	41,800	2,238,381
Shin-Etsu Chemical Co., Ltd.	230,800	12,005,509
Tokai Carbon Co. Ltd.	597,000	3,148,288
		36,315,817
Metals & Mining - 1.4%
Nippon Steel Corp.	1,309,000	4,094,102
Sumitomo Metal Industries Ltd.	1,155,000	2,443,080
Yamato Kogyo Co. Ltd.	62,000	2,045,962
		8,583,144
TOTAL MATERIALS		44,898,961
TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
NTT DoCoMo, Inc.	6,081	11,281,144
TOTAL COMMON STOCKS (Cost $633,351,416)		565,495,129
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.13% (b)	23,227,223	23,227,223
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	778,400	778,400
TOTAL MONEY MARKET FUNDS (Cost $24,005,623)		24,005,623
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $657,357,039)		589,500,752
NET OTHER ASSETS (LIABILITIES) - 1.1%		6,698,383
NET ASSETS - 100%		$ 596,199,135
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,721
Fidelity Securities Lending Cash Central Fund	1,025
Total	$ 14,746
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 114,991,302	$ -	$ 114,991,302	$ -
Consumer Staples	29,679,008	-	29,679,008	-
Financials	159,320,124	-	159,320,124	-
Health Care	2,256,185	-	2,256,185	-
Industrials	112,480,683	-	112,480,683	-
Information Technology	90,587,722	-	90,587,722	-
Materials	44,898,961	-	44,898,961	-
Telecommunication Services	11,281,144	-	11,281,144	-
Money Market Funds	24,005,623	24,005,623	-	-
Total Investments in Securities:	$ 589,500,752	$ 24,005,623	$ 565,495,129	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $415,906,874 of which $151,185,501, $237,833,510 and $26,887,863 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

A capital loss carryforward of approximately $25,985,158 was acquired from the Advisor Japan Fund, of which $6,651,966, $7,706,742, $10,009,147 and $1,617,303 will expire in fiscal 2015, 2016, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $736,902) - See accompanying schedule: Unaffiliated issuers (cost $633,351,416)	$ 565,495,129
Fidelity Central Funds (cost $24,005,623)	24,005,623
Total Investments (cost $657,357,039)		$ 589,500,752
Cash		8,966
Receivable for investments sold		1,143,743
Receivable for fund shares sold		2,311,329
Dividends receivable		6,381,703
Distributions receivable from Fidelity Central Funds		2,716
Prepaid expenses		1,018
Other receivables		4,943
Total assets		599,355,170

Liabilities
Payable for investments purchased	$ 1,040,725
Payable for fund shares redeemed	841,720
Accrued management fee	253,500
Distribution and service plan fees payable	15,069
Other affiliated payables	123,290
Other payables and accrued expenses	103,331
Collateral on securities loaned, at value	778,400
Total liabilities		3,156,035

Net Assets		$ 596,199,135
Net Assets consist of:
Paid in capital		$ 1,124,867,214
Undistributed net investment income		4,404,720
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(465,267,692)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(67,805,107)
Net Assets		$ 596,199,135

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,562,854 ÷ 1,551,006 shares)	$ 10.68

Maximum offering price per share (100/94.25 of $10.68)	$ 11.33
Class T: Net Asset Value and redemption price per share ($5,058,534 ÷ 474,202 shares)	$ 10.67

Maximum offering price per share (100/96.50 of $10.67)	$ 11.06
Class B: Net Asset Value and offering price per share ($1,877,157 ÷ 176,283 shares)A	$ 10.65

Class C: Net Asset Value and offering price per share ($11,253,457 ÷ 1,056,802 shares)A	$ 10.65

Japan: Net Asset Value, offering price and redemption price per share ($557,681,593 ÷ 52,131,995 shares)	$ 10.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,765,540 ÷ 352,062 shares)	$ 10.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 7,455,986
Income from Fidelity Central Funds		14,746
Income before foreign taxes withheld		7,470,732
Less foreign taxes withheld		(521,919)
Total income		6,948,813

Expenses
Management fee
Basic fee	$ 2,055,065
Performance adjustment	(515,560)
Transfer agent fees	601,284
Distribution and service plan fees	66,731
Accounting and security lending fees	146,480
Custodian fees and expenses	65,140
Independent trustees' compensation	1,669
Registration fees	97,503
Audit	35,682
Legal	9,506
Miscellaneous	30,055
Total expenses before reductions	2,593,555
Expense reductions	(62,575)	2,530,980
Net investment income (loss)		4,417,833
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,422,795)
Foreign currency transactions	200,243
Total net realized gain (loss)		(14,222,552)
Change in net unrealized appreciation (depreciation) on: Investment securities	40,842,841
Assets and liabilities in foreign currencies	(243,697)
Total change in net unrealized appreciation (depreciation)		40,599,144
Net gain (loss)		26,376,592
Net increase (decrease) in net assets resulting from operations		$ 30,794,425

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,417,833	$ 9,882,218
Net realized gain (loss)	(14,222,552)	(10,204,232)
Change in net unrealized appreciation (depreciation)	40,599,144	55,567,525
Net increase (decrease) in net assets resulting from operations	30,794,425	55,245,511
Distributions to shareholders from net investment income	(9,748,982)	(6,665,780)
Distributions to shareholders from net realized gain	(10,506,757)	(9,507,465)
Total distributions	(20,255,739)	(16,173,245)
Share transactions - net increase (decrease)	(98,325,022)	(305,864,432)
Redemption fees	388,163	107,736
Total increase (decrease) in net assets	(87,398,173)	(266,684,430)

Net Assets
Beginning of period	683,597,308	950,281,738
End of period (including undistributed net investment income of $4,404,720 and undistributed net investment income of $9,735,869, respectively)	$ 596,199,135	$ 683,597,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2011
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	(.23) J
Total from investment operations	(.16)
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 10.68
Total Return B,C	(1.39)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.21% A
Expenses net of fee waivers, if any	1.21% A
Expenses net of all reductions	1.21% A
Net investment income (loss)	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,563
Portfolio turnover rate F	54% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the sales charges. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 14, 2010 (commencement of sale of shares) to April 30, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

Financial Highlights - Class T

Period ended April 30, 2011
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	(.24) J
Total from investment operations	(.17)
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 10.67
Total Return B,C	(1.48)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.49% A
Expenses net of fee waivers, if any	1.49% A
Expenses net of all reductions	1.49% A
Net investment income (loss)	1.65% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,059
Portfolio turnover rate F	54% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the sales charges. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 14, 2010 (commencement of sale of shares) to April 30, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2011
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.04
Net realized and unrealized gain (loss)	(.23) J
Total from investment operations	(.19)
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 10.65
Total Return B,C	(1.66)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.97% A
Expenses net of fee waivers, if any	1.97% A
Expenses net of all reductions	1.97% A
Net investment income (loss)	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,877
Portfolio turnover rate F	54% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the contingent deferred sales charge. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 14, 2010 (commencement of sale of shares) to April 30, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

Financial Highlights - Class C

Period ended April 30, 2011
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	(.24) J
Total from investment operations	(.19)
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 10.65
Total Return B,C	(1.66)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.95% A
Expenses net of fee waivers, if any	1.95% A
Expenses net of all reductions	1.95% A
Net investment income (loss)	1.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,253
Portfolio turnover rate F	54% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the contingent deferred sales charge. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 14, 2010 (commencement of sale of shares) to April 30, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Japan

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.03	$ 9.03	$ 18.00	$ 16.85	$ 15.00
Income from Investment Operations
Net investment income (loss) D	.08	.10	.08	.10	.04	.01
Net realized and unrealized gain (loss)	.45	.61	1.04	(6.64)	1.35	1.85
Total from investment operations	.53	.71	1.12	(6.54)	1.39	1.86
Distributions from net investment income	(.20)	(.07)	(.11)	(.04)	(.01)	(.02)
Distributions from net realized gain	(.21)	(.10)	(.01)	(2.39)	(.23)	(.01)
Total distributions	(.41)	(.17)	(.12)	(2.43)	(.24)	(.03)
Redemption fees added to paid in capital D	.01	- I	- I	- I	- I	.02
Net asset value, end of period	$ 10.70	$ 10.57	$ 10.03	$ 9.03	$ 18.00	$ 16.85
Total Return B,C	5.10%	7.12%	12.84%	(41.88)%	8.36%	12.54%
Ratios to Average Net Assets E,G
Expenses before reductions	.87% A	.93%	.90%	1.12%	1.08%	1.08%
Expenses net of fee waivers, if any	.84% A	.93%	.90%	1.12%	1.08%	1.08%
Expenses net of all reductions	.84% A	.93%	.89%	1.10%	1.06%	1.05%
Net investment income (loss)	1.53% A	.97%	.90%	.72%	.24%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 557,682	$ 649,316	$ 944,902	$ 1,025,334	$ 1,779,451	$ 1,763,387
Portfolio turnover rate F	54% A,H	43%	73%	78%	158%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Period ended April 30, 2011
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83
Income from Investment Operations
Net investment income (loss) C	.08
Net realized and unrealized gain (loss)	(.22) I
Total from investment operations	(.14)
Redemption fees added to paid in capital C	.01
Net asset value, end of period	$ 10.70
Total Return B	(1.20)%
Ratios to Average Net Assets D,G
Expenses before reductions	.80% A
Expenses net of fee waivers, if any	.80% A
Expenses net of all reductions	.80% A
Net investment income (loss)	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,766
Portfolio turnover rate E	54% H

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period December 14, 2010 (commencement of sale of shares) to April 30, 2011. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Japan shares and on December 14, 2010, launched shares of Class A, Class T, Class B, Class C, and Institutional Class. Each class has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund offered Class F shares during the period June 26, 2009 through December 15, 2010 and all outstanding shares were redeemed by December 15, 2010.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 29,521,675
Gross unrealized depreciation	(121,182,233)
Net unrealized appreciation (depreciation) on securities and other investments	$ (91,660,558)
Tax cost	$ 681,161,310

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $151,761,300 and $295,115,509, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan class of shares as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 13,643	$ 1,265
Class T	.25%	.25%	9,518	34
Class B	.75%	.25%	8,087	6,133
Class C	.75%	.25%	35,483	13,326
			$ 66,731	$ 20,758

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,633
Class T	164
Class B*	739
Class C*	484
$ 3,020

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 16,222.30
Class T	6,329.33
Class B	2,486.31
Class C	10,137.29
Japan	563,881.20
Institutional Class	2,229.14
	$ 601,284

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,046 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,025. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Japan's operating expenses. During the period, this reimbursement reduced the class' expenses by $62,575.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011 A,B	Year ended October 31, 2010
From net investment income
Class A	$ -	$ -
Class T	-	-
Class B	-	-
Class C	-	-
Japan	9,544,936	6,581,344
Class F	204,046	84,436
Institutional Class	-	-
Total	$ 9,748,982	$ 6,665,780
From net realized gain
Class A	$ -	$ -
Class T	-	-
Class B	-	-
Class C	-	-
Japan	10,328,111	9,401,920
Class F	178,646	105,545
Institutional Class	-	-
Total	$ 10,506,757	$ 9,507,465

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period December 14, 2010 (commencement of sale of shares) to April 30, 2011.

B All Class F shares were redeemed on December 14, 2010.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011 A,B	Year ended October 31, 2010	Six months ended April 30, 2011 A,B	Year ended October 31, 2010
Class A
Shares sold	624,631	-	$ 6,419,607	$ -
Issued in exchange for shares of Fidelity Advisor Japan Fund	1,458,691	-	15,812,213	-
Shares redeemed	(532,316)	-	(5,807,575)	-
Net increase (decrease)	1,551,006	-	$ 16,424,245	$ -
Class T
Shares sold	75,349	-	$ 802,808	$ -
Issued in exchange for shares of Fidelity Advisor Japan Fund	487,882	-	5,288,638	-
Shares redeemed	(89,029)	-	(979,603)	-
Net increase (decrease)	474,202	-	$ 5,111,843	$ -
Class B
Shares sold	14,794	-	$ 157,578	$ -
Issued in exchange for shares of Fidelity Advisor Japan Fund	224,548	-	2,434,105	-
Shares redeemed	(63,059)	-	(696,131)	-
Net increase (decrease)	176,283	-	$ 1,895,552	$ -
Class C
Shares sold	552,847	-	$ 5,811,369	$ -
Issued in exchange for shares of Fidelity Advisor Japan Fund	857,308	-	9,293,223	-
Shares redeemed	(353,353)	-	(3,775,608)	-
Net increase (decrease)	1,056,802	-	$ 11,328,984	$ -
Japan
Shares sold	13,824,529	20,810,343	$ 150,336,831	$ 217,088,312
Reinvestment of distributions	1,718,167	1,440,939	18,229,748	14,827,260
Shares redeemed	(24,851,631)	(55,048,520)	(270,140,753)	(565,865,726)
Net increase (decrease)	(9,308,935)	(32,797,238)	$ (101,574,174)	$ (333,950,154)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011 A,B	Year ended October 31, 2010	Six months ended April 30, 2011 A,B	Year ended October 31, 2010
Class F
Shares sold	346,756	8,109,487	$ 3,766,116	$ 83,695,320
Reinvestment of distributions	36,103	18,463	382,692	189,982
Shares redeemed	(3,617,960)	(5,428,702)	(39,396,699)	(55,799,580)
Net increase (decrease)	(3,235,101)	2,699,248	$ (35,247,891)	$ 28,085,722
Institutional Class
Shares sold	143,709	-	$ 1,509,012	$ -
Issued in exchange for shares of Fidelity Advisor Japan Fund	420,228	-	4,555,276	-
Shares redeemed	(211,875)	-	(2,327,869)	-
Net increase (decrease)	352,062	-	$ 3,736,419	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period December 14, 2010 (commencement of sale of shares) to April 30, 2011.

B All Class F shares were redeemed on December 14, 2010.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisors International Fund was the owner of record of approximately 29% of the total outstanding shares of the Fund. Mutual funds managed by Strategic Advisors, Inc., an affiliate of FMR, were the owners of record, in the aggregate, of approximately 33% of the total outstanding shares of the Fund.

12. Merger Information.

On December 17, 2010, the Fund acquired all of the assets and assumed all of the liabilities of the Fidelity Advisor Japan Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees ("The Board") on July 14, 2010. The reorganization provides shareholders of the Target Fund access to a larger portfolio with the same investment objective and lower expenses. The acquisition was accomplished by an exchange of 1,458,691 Class A shares, 487,882 Class T shares, 224,548 Class B shares, 857,308 Class C shares, and 420,228 Institutional Class shares of the Fund, respectively, for 1,347,662 Class A shares, 458,320 Class T shares, 220,839 Class B shares, 837,651 Class C shares, and 377,690 Institutional Class shares then outstanding (valued at $11.73, $11.54, $11.02, $11.09 and $12.06 per share for Class A, Class T, Class B, Class C, and Institutional Class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets, including securities of $37,429,891, unrealized depreciation of $(2,434,247), cash of $6,456 and net other liabilities of $(52,892), were combined with the Fund's net assets of $515,046,445 for total net assets after the acquisition of $552,429,900.

Pro forma results of operations of the combined entity for the entire period ended April 30, 2010, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 4,338,532
Total net realized gain (loss)	(14,150,177)
Total change in net unrealized appreciation (depreciation)	43,046,142
Net increase (decrease) in net assets resulting from operations	$ 33,234,497

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since December 17, 2010.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase

New York, NY

AJPNA-USAN-0611
1.917400.100

Fidelity Advisor®
Japan
Fund - Institutional

Semiannual Report

April 30, 2011

Institutional Class is a class of
Fidelity® Japan Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Fidelity Japan Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011) for Japan and for the entire period (December 14, 2010 to April 30, 2011) for Class A, T, B, C and Institutional Class of Japan.

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value April 30, 2011	Expenses Paid During Period
Class A	1.21%
Actual		$ 1,000.00	$ 986.10	$ 4.54 B
Hypothetical A		$ 1,000.00	$ 1,018.79	$ 6.06 C
Class T	1.49%
Actual		$ 1,000.00	$ 985.20	$ 5.59 B
Hypothetical A		$ 1,000.00	$ 1,017.41	$ 7.45 C
Class B	1.97%
Actual		$ 1,000.00	$ 983.40	$ 7.39 B
Hypothetical A		$ 1,000.00	$ 1,015.03	$ 9.84 C
Class C	1.95%
Actual		$ 1,000.00	$ 983.40	$ 7.31 B
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 9.74 C
Japan	.84%
Actual		$ 1,000.00	$ 1,051.00	$ 4.27 B
Hypothetical A		$ 1,000.00	$ 1,020.63	$ 4.21 C
Institutional Class	.80%
Actual		$ 1,000.00	$ 988.00	$ 3.01 B
Hypothetical A		$ 1,000.00	$ 1,020.83	$ 4.01 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Japan and multiplied by 138/365 (to reflect the period December 14, 2010 to April 30, 2011) for Class A, T, B, C and Institutional Class of Japan.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Japan	94.9%
United States of America	5.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Japan	94.5%
United States of America	5.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.9	94.5
Short-Term Investments and Net Other Assets	5.1	5.5
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Canon, Inc. (Office Electronics)	4.1	3.3
Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	4.0	3.6
Mitsui & Co. Ltd. (Trading Companies & Distributors)	3.9	2.1
Toyota Motor Corp. (Automobiles)	3.5	0.9
Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	2.9	3.7
ORIX Corp. (Diversified Financial Services)	2.9	3.5
Ibiden Co. Ltd. (Electronic Equipment & Components)	2.5	1.1
Sumitomo Mitsui Trust Holdings, Inc. (Commercial Banks)	2.5	0.0
Denso Corp. (Auto Components)	2.4	2.6
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	2.3	0.8
	31.0
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.7	32.4
Consumer Discretionary	19.3	18.9
Industrials	18.9	18.1
Information Technology	15.2	11.6
Materials	7.5	6.7
Consumer Staples	5.0	3.9
Telecommunication Services	1.9	2.0
Health Care	0.4	0.9

Semiannual Report

Fidelity Japan Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 19.3%
Auto Components - 4.7%
Denso Corp.	434,700	$ 14,546,075
Stanley Electric Co. Ltd.	457,000	7,679,829
Toyoda Gosei Co. Ltd.	256,600	5,605,809
		27,831,713
Automobiles - 6.4%
Fuji Heavy Industries Ltd.	515,000	3,832,812
Honda Motor Co. Ltd.	255,400	9,817,418
Nissan Motor Co. Ltd.	400,800	3,855,827
Toyota Motor Corp.	527,100	21,024,031
		38,530,088
Hotels, Restaurants & Leisure - 0.7%
Saizeriya Co. Ltd.	253,900	4,328,970
Household Durables - 1.4%
Sekisui House Ltd.	839,000	8,132,033
Leisure Equipment & Products - 1.0%
Nikon Corp.	280,800	5,884,171
Media - 1.1%
Fuji Media Holdings, Inc.	4,791	6,403,600
Multiline Retail - 1.8%
Isetan Mitsukoshi Holdings Ltd.	371,140	3,582,389
Ryohin Keikaku Co. Ltd.	77,600	3,601,661
Takashimaya Co. Ltd.	552,000	3,773,868
		10,957,918
Specialty Retail - 2.2%
Honeys Co. Ltd. (d)	121,040	1,265,331
Nishimatsuya Chain Co. Ltd.	390,600	3,304,689
Shimachu Co. Ltd.	113,700	2,653,951
Xebio Co. Ltd.	108,200	2,007,336
Yamada Denki Co. Ltd.	52,550	3,691,502
		12,922,809
TOTAL CONSUMER DISCRETIONARY		114,991,302
CONSUMER STAPLES - 5.0%
Beverages - 1.3%
Coca-Cola West Co. Ltd.	130,200	2,696,139
Kirin Holdings Co. Ltd.	340,000	4,783,674
		7,479,813
Food & Staples Retailing - 3.0%
FamilyMart Co. Ltd.	202,500	7,349,400
Lawson, Inc.	163,700	8,030,784
Seven & i Holdings Co., Ltd.	98,900	2,488,621
		17,868,805

	Shares	Value
Personal Products - 0.7%
Kao Corp.	86,400	$ 2,162,545
Kose Corp.	83,200	2,167,845
		4,330,390
TOTAL CONSUMER STAPLES		29,679,008
FINANCIALS - 26.7%
Capital Markets - 0.9%
Matsui Securities Co. Ltd.	606,800	2,990,726
Nomura Holdings, Inc.	429,500	2,193,847
		5,184,573
Commercial Banks - 13.4%
Chiba Bank Ltd.	1,161,000	6,873,012
Mitsubishi UFJ Financial Group, Inc.	3,657,900	17,554,251
Mizuho Financial Group, Inc.	6,672,400	10,570,083
Seven Bank Ltd.	3,343	6,334,856
Sumitomo Mitsui Financial Group, Inc.	763,900	23,725,238
Sumitomo Mitsui Trust Holdings, Inc.	4,376,130	15,064,014
		80,121,454
Consumer Finance - 1.4%
Credit Saison Co. Ltd.	512,800	8,597,744
Diversified Financial Services - 2.9%
ORIX Corp.	174,320	17,123,982
Insurance - 4.1%
MS&AD Insurance Group Holdings, Inc.	204,200	4,781,338
NKSJ Holdings, Inc. (a)	1,224,000	7,887,923
Sony Financial Holdings, Inc.	84,000	1,561,070
T&D Holdings, Inc.	401,300	9,908,189
		24,138,520
Real Estate Investment Trusts - 1.3%
Japan Prime Realty Investment Corp.	764	2,172,222
Japan Real Estate Investment Corp.	280	2,771,380
Nomura Real Estate Office Fund, Inc.	409	2,961,002
		7,904,604
Real Estate Management & Development - 2.7%
Mitsubishi Estate Co. Ltd.	527,000	9,221,251
Mitsui Fudosan Co. Ltd.	405,000	7,027,996
		16,249,247
TOTAL FINANCIALS		159,320,124
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Alfresa Holdings Corp.	63,900	2,256,185
INDUSTRIALS - 18.9%
Air Freight & Logistics - 0.7%
Yamato Holdings Co. Ltd.	239,000	3,815,299
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 1.5%
Asahi Glass Co. Ltd.	162,000	$ 2,056,549
Daikin Industries Ltd.	214,400	6,828,416
		8,884,965
Construction & Engineering - 0.3%
Kandenko Co. Ltd.	327,000	1,692,891
Electrical Equipment - 2.1%
Mitsubishi Electric Corp.	560,000	6,233,872
Sumitomo Electric Industries Ltd.	456,200	6,350,959
		12,584,831
Machinery - 3.3%
Fanuc Ltd.	47,100	7,883,542
Kubota Corp.	501,000	4,803,075
Makita Corp.	48,200	2,216,004
NSK Ltd.	516,000	4,578,491
		19,481,112
Marine - 0.7%
Iino Kaiun Kaisha Ltd. (d)	331,700	1,577,639
Mitsui OSK Lines Ltd.	481,000	2,682,458
		4,260,097
Road & Rail - 0.4%
East Japan Railway Co.	43,600	2,423,012
Trading Companies & Distributors - 8.7%
Itochu Corp.	978,500	10,191,896
Mitsubishi Corp.	496,300	13,461,804
Mitsui & Co. Ltd.	1,315,800	23,411,892
Sumitomo Corp.	363,000	5,006,909
		52,072,501
Transportation Infrastructure - 1.2%
The Sumitomo Warehouse Co. Ltd.	1,578,000	7,265,975
TOTAL INDUSTRIALS		112,480,683
INFORMATION TECHNOLOGY - 15.2%
Computers & Peripherals - 0.8%
Fujitsu Ltd.	445,000	2,549,396
Toshiba Corp.	387,000	2,060,480
		4,609,876
Electronic Equipment & Components - 6.9%
Hitachi High-Technologies Corp.	74,100	1,559,235
Ibiden Co. Ltd.	448,100	15,127,112
Nippon Electric Glass Co. Ltd.	411,500	6,229,621
Shimadzu Corp.	180,000	1,563,620
Yamatake Corp.	492,100	12,607,680
Yaskawa Electric Corp.	355,000	4,155,489
		41,242,757
Internet Software & Services - 0.3%
Kakaku.com, Inc.	304	1,751,682

	Shares	Value
Office Electronics - 4.1%
Canon, Inc.	519,200	$ 24,447,438
Semiconductors & Semiconductor Equipment - 2.3%
Tokyo Electron Ltd.	235,200	13,615,002
Software - 0.8%
Nintendo Co. Ltd.	20,800	4,920,967
TOTAL INFORMATION TECHNOLOGY		90,587,722
MATERIALS - 7.5%
Chemicals - 6.1%
JSR Corp.	539,800	11,354,934
Mitsubishi Chemical Holdings Corp.	491,000	3,324,341
Nissan Chemical Industries Co. Ltd.	409,100	4,244,364
Nitto Denko Corp.	41,800	2,238,381
Shin-Etsu Chemical Co., Ltd.	230,800	12,005,509
Tokai Carbon Co. Ltd.	597,000	3,148,288
		36,315,817
Metals & Mining - 1.4%
Nippon Steel Corp.	1,309,000	4,094,102
Sumitomo Metal Industries Ltd.	1,155,000	2,443,080
Yamato Kogyo Co. Ltd.	62,000	2,045,962
		8,583,144
TOTAL MATERIALS		44,898,961
TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
NTT DoCoMo, Inc.	6,081	11,281,144
TOTAL COMMON STOCKS (Cost $633,351,416)		565,495,129
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.13% (b)	23,227,223	23,227,223
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	778,400	778,400
TOTAL MONEY MARKET FUNDS (Cost $24,005,623)		24,005,623
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $657,357,039)		589,500,752
NET OTHER ASSETS (LIABILITIES) - 1.1%		6,698,383
NET ASSETS - 100%		$ 596,199,135
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,721
Fidelity Securities Lending Cash Central Fund	1,025
Total	$ 14,746
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 114,991,302	$ -	$ 114,991,302	$ -
Consumer Staples	29,679,008	-	29,679,008	-
Financials	159,320,124	-	159,320,124	-
Health Care	2,256,185	-	2,256,185	-
Industrials	112,480,683	-	112,480,683	-
Information Technology	90,587,722	-	90,587,722	-
Materials	44,898,961	-	44,898,961	-
Telecommunication Services	11,281,144	-	11,281,144	-
Money Market Funds	24,005,623	24,005,623	-	-
Total Investments in Securities:	$ 589,500,752	$ 24,005,623	$ 565,495,129	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $415,906,874 of which $151,185,501, $237,833,510 and $26,887,863 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

A capital loss carryforward of approximately $25,985,158 was acquired from the Advisor Japan Fund, of which $6,651,966, $7,706,742, $10,009,147 and $1,617,303 will expire in fiscal 2015, 2016, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $736,902) - See accompanying schedule: Unaffiliated issuers (cost $633,351,416)	$ 565,495,129
Fidelity Central Funds (cost $24,005,623)	24,005,623
Total Investments (cost $657,357,039)		$ 589,500,752
Cash		8,966
Receivable for investments sold		1,143,743
Receivable for fund shares sold		2,311,329
Dividends receivable		6,381,703
Distributions receivable from Fidelity Central Funds		2,716
Prepaid expenses		1,018
Other receivables		4,943
Total assets		599,355,170

Liabilities
Payable for investments purchased	$ 1,040,725
Payable for fund shares redeemed	841,720
Accrued management fee	253,500
Distribution and service plan fees payable	15,069
Other affiliated payables	123,290
Other payables and accrued expenses	103,331
Collateral on securities loaned, at value	778,400
Total liabilities		3,156,035

Net Assets		$ 596,199,135
Net Assets consist of:
Paid in capital		$ 1,124,867,214
Undistributed net investment income		4,404,720
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(465,267,692)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(67,805,107)
Net Assets		$ 596,199,135

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,562,854 ÷ 1,551,006 shares)	$ 10.68

Maximum offering price per share (100/94.25 of $10.68)	$ 11.33
Class T: Net Asset Value and redemption price per share ($5,058,534 ÷ 474,202 shares)	$ 10.67

Maximum offering price per share (100/96.50 of $10.67)	$ 11.06
Class B: Net Asset Value and offering price per share ($1,877,157 ÷ 176,283 shares)A	$ 10.65

Class C: Net Asset Value and offering price per share ($11,253,457 ÷ 1,056,802 shares)A	$ 10.65

Japan: Net Asset Value, offering price and redemption price per share ($557,681,593 ÷ 52,131,995 shares)	$ 10.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,765,540 ÷ 352,062 shares)	$ 10.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 7,455,986
Income from Fidelity Central Funds		14,746
Income before foreign taxes withheld		7,470,732
Less foreign taxes withheld		(521,919)
Total income		6,948,813

Expenses
Management fee
Basic fee	$ 2,055,065
Performance adjustment	(515,560)
Transfer agent fees	601,284
Distribution and service plan fees	66,731
Accounting and security lending fees	146,480
Custodian fees and expenses	65,140
Independent trustees' compensation	1,669
Registration fees	97,503
Audit	35,682
Legal	9,506
Miscellaneous	30,055
Total expenses before reductions	2,593,555
Expense reductions	(62,575)	2,530,980
Net investment income (loss)		4,417,833
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,422,795)
Foreign currency transactions	200,243
Total net realized gain (loss)		(14,222,552)
Change in net unrealized appreciation (depreciation) on: Investment securities	40,842,841
Assets and liabilities in foreign currencies	(243,697)
Total change in net unrealized appreciation (depreciation)		40,599,144
Net gain (loss)		26,376,592
Net increase (decrease) in net assets resulting from operations		$ 30,794,425

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,417,833	$ 9,882,218
Net realized gain (loss)	(14,222,552)	(10,204,232)
Change in net unrealized appreciation (depreciation)	40,599,144	55,567,525
Net increase (decrease) in net assets resulting from operations	30,794,425	55,245,511
Distributions to shareholders from net investment income	(9,748,982)	(6,665,780)
Distributions to shareholders from net realized gain	(10,506,757)	(9,507,465)
Total distributions	(20,255,739)	(16,173,245)
Share transactions - net increase (decrease)	(98,325,022)	(305,864,432)
Redemption fees	388,163	107,736
Total increase (decrease) in net assets	(87,398,173)	(266,684,430)

Net Assets
Beginning of period	683,597,308	950,281,738
End of period (including undistributed net investment income of $4,404,720 and undistributed net investment income of $9,735,869, respectively)	$ 596,199,135	$ 683,597,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2011
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	(.23) J
Total from investment operations	(.16)
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 10.68
Total Return B,C	(1.39)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.21% A
Expenses net of fee waivers, if any	1.21% A
Expenses net of all reductions	1.21% A
Net investment income (loss)	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,563
Portfolio turnover rate F	54% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the sales charges. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 14, 2010 (commencement of sale of shares) to April 30, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

Financial Highlights - Class T

Period ended April 30, 2011
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	(.24) J
Total from investment operations	(.17)
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 10.67
Total Return B,C	(1.48)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.49% A
Expenses net of fee waivers, if any	1.49% A
Expenses net of all reductions	1.49% A
Net investment income (loss)	1.65% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,059
Portfolio turnover rate F	54% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the sales charges. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 14, 2010 (commencement of sale of shares) to April 30, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2011
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.04
Net realized and unrealized gain (loss)	(.23) J
Total from investment operations	(.19)
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 10.65
Total Return B,C	(1.66)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.97% A
Expenses net of fee waivers, if any	1.97% A
Expenses net of all reductions	1.97% A
Net investment income (loss)	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,877
Portfolio turnover rate F	54% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the contingent deferred sales charge. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 14, 2010 (commencement of sale of shares) to April 30, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

Financial Highlights - Class C

Period ended April 30, 2011
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	(.24) J
Total from investment operations	(.19)
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 10.65
Total Return B,C	(1.66)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.95% A
Expenses net of fee waivers, if any	1.95% A
Expenses net of all reductions	1.95% A
Net investment income (loss)	1.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,253
Portfolio turnover rate F	54% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the contingent deferred sales charge. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 14, 2010 (commencement of sale of shares) to April 30, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Japan

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.03	$ 9.03	$ 18.00	$ 16.85	$ 15.00
Income from Investment Operations
Net investment income (loss) D	.08	.10	.08	.10	.04	.01
Net realized and unrealized gain (loss)	.45	.61	1.04	(6.64)	1.35	1.85
Total from investment operations	.53	.71	1.12	(6.54)	1.39	1.86
Distributions from net investment income	(.20)	(.07)	(.11)	(.04)	(.01)	(.02)
Distributions from net realized gain	(.21)	(.10)	(.01)	(2.39)	(.23)	(.01)
Total distributions	(.41)	(.17)	(.12)	(2.43)	(.24)	(.03)
Redemption fees added to paid in capital D	.01	- I	- I	- I	- I	.02
Net asset value, end of period	$ 10.70	$ 10.57	$ 10.03	$ 9.03	$ 18.00	$ 16.85
Total Return B,C	5.10%	7.12%	12.84%	(41.88)%	8.36%	12.54%
Ratios to Average Net Assets E,G
Expenses before reductions	.87% A	.93%	.90%	1.12%	1.08%	1.08%
Expenses net of fee waivers, if any	.84% A	.93%	.90%	1.12%	1.08%	1.08%
Expenses net of all reductions	.84% A	.93%	.89%	1.10%	1.06%	1.05%
Net investment income (loss)	1.53% A	.97%	.90%	.72%	.24%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 557,682	$ 649,316	$ 944,902	$ 1,025,334	$ 1,779,451	$ 1,763,387
Portfolio turnover rate F	54% A,H	43%	73%	78%	158%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Period ended April 30, 2011
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83
Income from Investment Operations
Net investment income (loss) C	.08
Net realized and unrealized gain (loss)	(.22) I
Total from investment operations	(.14)
Redemption fees added to paid in capital C	.01
Net asset value, end of period	$ 10.70
Total Return B	(1.20)%
Ratios to Average Net Assets D,G
Expenses before reductions	.80% A
Expenses net of fee waivers, if any	.80% A
Expenses net of all reductions	.80% A
Net investment income (loss)	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,766
Portfolio turnover rate E	54% H

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period December 14, 2010 (commencement of sale of shares) to April 30, 2011. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Japan shares and on December 14, 2010, launched shares of Class A, Class T, Class B, Class C, and Institutional Class. Each class has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund offered Class F shares during the period June 26, 2009 through December 15, 2010 and all outstanding shares were redeemed by December 15, 2010.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 29,521,675
Gross unrealized depreciation	(121,182,233)
Net unrealized appreciation (depreciation) on securities and other investments	$ (91,660,558)
Tax cost	$ 681,161,310

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $151,761,300 and $295,115,509, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan class of shares as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 13,643	$ 1,265
Class T	.25%	.25%	9,518	34
Class B	.75%	.25%	8,087	6,133
Class C	.75%	.25%	35,483	13,326
			$ 66,731	$ 20,758

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,633
Class T	164
Class B*	739
Class C*	484
$ 3,020

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 16,222.30
Class T	6,329.33
Class B	2,486.31
Class C	10,137.29
Japan	563,881.20
Institutional Class	2,229.14
	$ 601,284

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,046 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,025. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Japan's operating expenses. During the period, this reimbursement reduced the class' expenses by $62,575.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011 A,B	Year ended October 31, 2010
From net investment income
Class A	$ -	$ -
Class T	-	-
Class B	-	-
Class C	-	-
Japan	9,544,936	6,581,344
Class F	204,046	84,436
Institutional Class	-	-
Total	$ 9,748,982	$ 6,665,780
From net realized gain
Class A	$ -	$ -
Class T	-	-
Class B	-	-
Class C	-	-
Japan	10,328,111	9,401,920
Class F	178,646	105,545
Institutional Class	-	-
Total	$ 10,506,757	$ 9,507,465

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period December 14, 2010 (commencement of sale of shares) to April 30, 2011.

B All Class F shares were redeemed on December 14, 2010.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011 A,B	Year ended October 31, 2010	Six months ended April 30, 2011 A,B	Year ended October 31, 2010
Class A
Shares sold	624,631	-	$ 6,419,607	$ -
Issued in exchange for shares of Fidelity Advisor Japan Fund	1,458,691	-	15,812,213	-
Shares redeemed	(532,316)	-	(5,807,575)	-
Net increase (decrease)	1,551,006	-	$ 16,424,245	$ -
Class T
Shares sold	75,349	-	$ 802,808	$ -
Issued in exchange for shares of Fidelity Advisor Japan Fund	487,882	-	5,288,638	-
Shares redeemed	(89,029)	-	(979,603)	-
Net increase (decrease)	474,202	-	$ 5,111,843	$ -
Class B
Shares sold	14,794	-	$ 157,578	$ -
Issued in exchange for shares of Fidelity Advisor Japan Fund	224,548	-	2,434,105	-
Shares redeemed	(63,059)	-	(696,131)	-
Net increase (decrease)	176,283	-	$ 1,895,552	$ -
Class C
Shares sold	552,847	-	$ 5,811,369	$ -
Issued in exchange for shares of Fidelity Advisor Japan Fund	857,308	-	9,293,223	-
Shares redeemed	(353,353)	-	(3,775,608)	-
Net increase (decrease)	1,056,802	-	$ 11,328,984	$ -
Japan
Shares sold	13,824,529	20,810,343	$ 150,336,831	$ 217,088,312
Reinvestment of distributions	1,718,167	1,440,939	18,229,748	14,827,260
Shares redeemed	(24,851,631)	(55,048,520)	(270,140,753)	(565,865,726)
Net increase (decrease)	(9,308,935)	(32,797,238)	$ (101,574,174)	$ (333,950,154)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011 A,B	Year ended October 31, 2010	Six months ended April 30, 2011 A,B	Year ended October 31, 2010
Class F
Shares sold	346,756	8,109,487	$ 3,766,116	$ 83,695,320
Reinvestment of distributions	36,103	18,463	382,692	189,982
Shares redeemed	(3,617,960)	(5,428,702)	(39,396,699)	(55,799,580)
Net increase (decrease)	(3,235,101)	2,699,248	$ (35,247,891)	$ 28,085,722
Institutional Class
Shares sold	143,709	-	$ 1,509,012	$ -
Issued in exchange for shares of Fidelity Advisor Japan Fund	420,228	-	4,555,276	-
Shares redeemed	(211,875)	-	(2,327,869)	-
Net increase (decrease)	352,062	-	$ 3,736,419	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period December 14, 2010 (commencement of sale of shares) to April 30, 2011.

B All Class F shares were redeemed on December 14, 2010.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisors International Fund was the owner of record of approximately 29% of the total outstanding shares of the Fund. Mutual funds managed by Strategic Advisors, Inc., an affiliate of FMR, were the owners of record, in the aggregate, of approximately 33% of the total outstanding shares of the Fund.

12. Merger Information.

On December 17, 2010, the Fund acquired all of the assets and assumed all of the liabilities of the Fidelity Advisor Japan Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees ("The Board") on July 14, 2010. The reorganization provides shareholders of the Target Fund access to a larger portfolio with the same investment objective and lower expenses. The acquisition was accomplished by an exchange of 1,458,691 Class A shares, 487,882 Class T shares, 224,548 Class B shares, 857,308 Class C shares, and 420,228 Institutional Class shares of the Fund, respectively, for 1,347,662 Class A shares, 458,320 Class T shares, 220,839 Class B shares, 837,651 Class C shares, and 377,690 Institutional Class shares then outstanding (valued at $11.73, $11.54, $11.02, $11.09 and $12.06 per share for Class A, Class T, Class B, Class C, and Institutional Class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets, including securities of $37,429,891, unrealized depreciation of $(2,434,247), cash of $6,456 and net other liabilities of $(52,892), were combined with the Fund's net assets of $515,046,445 for total net assets after the acquisition of $552,429,900.

Pro forma results of operations of the combined entity for the entire period ended April 30, 2010, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 4,338,532
Total net realized gain (loss)	(14,150,177)
Total change in net unrealized appreciation (depreciation)	43,046,142
Net increase (decrease) in net assets resulting from operations	$ 33,234,497

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since December 17, 2010.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase

New York, NY

AJPNI-USAN-0611
1.917383.100

Fidelity Advisor®
Latin America Fund -
Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2011

Class A, Class T, Class B, and Class C are
classes of Fidelity® Latin America Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view each fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Fidelity Latin America Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.34%
Actual		$ 1,000.00	$ 1,054.70	$ 6.83
Hypothetical A		$ 1,000.00	$ 1,018.15	$ 6.71
Class T	1.61%
Actual		$ 1,000.00	$ 1,053.30	$ 8.20
Hypothetical A		$ 1,000.00	$ 1,016.81	$ 8.05
Class B	2.10%
Actual		$ 1,000.00	$ 1,050.70	$ 10.68
Hypothetical A		$ 1,000.00	$ 1,014.38	$ 10.49
Class C	2.07%
Actual		$ 1,000.00	$ 1,050.90	$ 10.53
Hypothetical A		$ 1,000.00	$ 1,014.53	$ 10.34
Latin America	1.00%
Actual		$ 1,000.00	$ 1,056.50	$ 5.10
Hypothetical A		$ 1,000.00	$ 1,019.84	$ 5.01
Institutional Class	1.05%
Actual		$ 1,000.00	$ 1,056.40	$ 5.35
Hypothetical A		$ 1,000.00	$ 1,019.59	$ 5.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Latin America Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Brazil	60.1%
Mexico	17.7%
Chile	12.9%
United States of America	3.0%
Colombia	2.7%
Peru	1.7%
Luxembourg	1.3%
Canada	0.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Brazil	59.9%
Mexico	15.9%
Chile	11.9%
United States of America	3.7%
Colombia	3.3%
Peru	2.0%
Luxembourg	1.3%
Bermuda	1.1%
Bahamas (Nassau)	0.5%
Other	0.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.4	98.2
Short-Term Investments and Net Other Assets	1.6	1.8
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Itau Unibanco Banco Multiplo SA sponsored ADR (Brazil, Commercial Banks)	8.5	8.6
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	8.3	7.6
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	6.6	5.6
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	5.8	6.0
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR (Brazil, Oil, Gas & Consumable Fuels)	5.1	4.2
Wal-Mart de Mexico SA de CV Series V (Mexico, Food & Staples Retailing)	4.6	3.7
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (Brazil, Beverages)	4.5	4.1
Banco Bradesco SA (PN) (Brazil, Commercial Banks)	3.5	4.1
CAP SA (Chile, Metals & Mining)	3.5	3.3
Vale SA sponsored ADR (Brazil, Metals & Mining)	3.4	3.5
	53.8
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	19.5	16.6
Financials	18.4	21.2
Materials	17.9	19.3
Energy	15.1	13.2
Telecommunication Services	14.4	11.3
Utilities	6.6	6.0
Industrials	3.5	3.5
Consumer Discretionary	3.0	5.7
Health Care	0.0	1.0
Information Technology	0.0	0.4

Semiannual Report

Fidelity Latin America Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Brazil - 60.1%
AES Tiete SA (PN) (non-vtg.)	5,626,145	$ 93,334,002
Banco Bradesco SA:
(PN)	3,221,816	64,321,643
(PN) sponsored ADR	3,791,522	76,702,490
Brascan Residential Properties SA	4,146,300	23,059,890
Brasil Foods SA	2,462,100	49,342,155
Brasil Insurance Participacoes e Administracao SA	7,800	9,816,310
Braskem SA Class A sponsored ADR	146,000	4,355,180
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR (d)	5,668,330	184,674,191
sponsored ADR	345,225	9,079,418
Companhia de Concessoes Rodoviarias	1,640,600	51,096,040
CPFL Energia SA sponsored ADR (d)	460,933	40,764,915
Eletropaulo Metropolitana SA (PN-B)	976,220	23,764,842
Itau Unibanco Banco Multiplo SA	3,511,231	82,798,367
Itau Unibanco Banco Multiplo SA:
ADR (a)(e)	590,300	14,019,625
sponsored ADR	10,648,403	252,899,571
Itausa-Investimentos Itau SA (PN)	4,883,900	37,716,510
Light SA	681,200	11,473,845
Lojas Americanas SA (PN)	4,547,700	40,467,679
Multiplan Empreendimentos Imobiliarios SA	544,200	11,328,132
Multiplus SA	1,798,300	36,919,272
Natura Cosmeticos SA	146,000	4,110,977
OGX Petroleo e Gas Participacoes SA (a)	3,636,500	39,039,271
Petroleo Brasileiro SA - Petrobras:
(ON)	918,728	16,870,306
(ON) sponsored ADR	5,137,020	191,764,957
(PN) (non-vtg.)	8,889,671	144,648,559
(PN) sponsored ADR (non-vtg.)	3,798,161	126,744,633
QGEP Participacoes SA	583,100	7,968,379
Souza Cruz Industria Comerico	10,355,500	116,436,023
TAM SA (PN) sponsored ADR (ltd. vtg.)	2,718,536	56,763,032
TIM Participacoes SA	6,712,700	30,805,119
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	1,832,072	86,437,157
Usinas Siderurgicas de Minas Gerais SA - Usiminas	1,170,750	19,198,722
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	3,580,800	36,757,084
Vale SA:
(PN-A)	1,775,700	51,996,758
(PN-A) sponsored ADR	6,210,029	185,679,867
sponsored ADR	4,198,700	140,236,580
Vivo Participacoes SA:
(PN)	790,138	31,941,001
sponsored ADR	1,134,441	47,430,978
TOTAL BRAZIL		2,452,763,480

	Shares	Value
Canada - 0.6%
Petrominerales Ltd.	649,700	$ 24,865,910
Chile - 12.9%
Banco Santander Chile sponsored ADR (d)	1,134,386	103,898,414
CAP SA	2,618,667	140,757,942
Cencosud SA	6,796,422	53,506,406
Compania Cervecerias Unidas SA	3,789,041	45,670,915
Compania Cervecerias Unidas SA sponsored ADR	236,700	14,202,000
Empresa Nacional de Electricidad SA	7,362,020	13,910,210
Empresa Nacional de Telecomunicaciones SA (ENTEL)	820,916	16,669,699
Empresas La Polar SA	1,083,935	6,085,525
Enersis SA	44,797,799	19,132,339
Enersis SA sponsored ADR	3,014,647	64,392,860
SACI Falabella	4,407,787	48,103,214
TOTAL CHILE		526,329,524
Colombia - 2.7%
BanColombia SA sponsored ADR (d)	542,629	35,949,171
Bolsa de Valores de Colombia	377,697,486	8,669,937
Ecopetrol SA	27,178,645	58,392,520
Ecopetrol SA ADR (d)	195,000	8,554,650
TOTAL COLOMBIA		111,566,278
Luxembourg - 1.3%
Millicom International Cellular SA	315,413	34,171,844
Ternium SA sponsored ADR	611,807	20,568,951
TOTAL LUXEMBOURG		54,740,795
Mexico - 17.7%
America Movil SAB de CV:
Series L	2,536,700	7,270,256
Series L sponsored ADR	5,794,314	331,434,756
Bolsa Mexicana de Valores SA de CV	11,856,600	25,524,647
Coca-Cola FEMSA SAB de CV sponsored ADR	439,700	35,074,869
Compartamos SAB de CV (a)	4,774,900	8,906,244
Grupo Comercial Chedraui de CV	5,669,600	19,106,030
Grupo Modelo SAB de CV Series C	5,140,000	32,142,025
Industrias Penoles SA de CV	721,255	28,087,759
Kimberly-Clark de Mexico SA de CV Series A	7,020,700	43,445,183
Wal-Mart de Mexico SA de CV Series V	60,402,470	189,225,076
TOTAL MEXICO		720,216,845
Peru - 1.7%
Compania de Minas Buenaventura SA sponsored ADR	1,701,100	70,884,837
Common Stocks - continued
	Shares	Value
United States of America - 1.4%
First Cash Financial Services, Inc. (a)	555,326	$ 21,790,992
Southern Copper Corp.	889,800	33,331,908
TOTAL UNITED STATES OF AMERICA		55,122,900
TOTAL COMMON STOCKS (Cost $1,873,908,088)		4,016,490,569
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.13% (b)	2,755,425	2,755,425
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	63,820,625	63,820,625
TOTAL MONEY MARKET FUNDS (Cost $66,576,050)		66,576,050
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,940,484,138)		4,083,066,619
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,217,404)
NET ASSETS - 100%		$ 4,081,849,215
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,019,625 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,603
Fidelity Securities Lending Cash Central Fund	280,705
Total	$ 316,308
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $425,993,249 of which $18,806,576, $31,200,847 and $375,985,826 will expire in fiscal 2015, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The capital loss carryforward expiring in fiscal 2015 and 2016 were acquired from Fidelity Advisor Latin America Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $61,952,041) - See accompanying schedule: Unaffiliated issuers (cost $1,873,908,088)	$ 4,016,490,569
Fidelity Central Funds (cost $66,576,050)	66,576,050
Total Investments (cost $1,940,484,138)		$ 4,083,066,619
Cash		2,841,976
Foreign currency held at value (cost $32,617,303)		33,378,061
Receivable for investments sold		16,224,961
Receivable for fund shares sold		2,810,434
Dividends receivable		28,873,956
Distributions receivable from Fidelity Central Funds		23,763
Prepaid expenses		4,039
Other receivables		385,198
Total assets		4,167,609,007

Liabilities
Payable for investments purchased	$ 4,646,979
Payable for fund shares redeemed	13,725,466
Accrued management fee	2,404,010
Distribution and service plan fees payable	94,153
Other affiliated payables	816,752
Other payables and accrued expenses	251,807
Collateral on securities loaned, at value	63,820,625
Total liabilities		85,759,792

Net Assets		$ 4,081,849,215
Net Assets consist of:
Paid in capital		$ 2,221,596,854
Undistributed net investment income		35,634,884
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(318,907,599)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,143,525,076
Net Assets		$ 4,081,849,215

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($116,446,928 ÷ 1,933,578 shares)	$ 60.22

Maximum offering price per share (100/94.25 of $60.22)	$ 63.89
Class T: Net Asset Value and redemption price per share ($34,836,772 ÷ 578,973 shares)	$ 60.17

Maximum offering price per share (100/96.50 of $60.17)	$ 62.35
Class B: Net Asset Value and offering price per share ($18,690,965 ÷ 311,131 shares)A	$ 60.07

Class C: Net Asset Value and offering price per share ($47,986,755 ÷ 798,953 shares)A	$ 60.06

Latin America: Net Asset Value, offering price and redemption price per share ($3,851,567,624 ÷ 63,937,300 shares)	$ 60.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,320,171 ÷ 204,373 shares)	$ 60.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 74,659,189
Income from Fidelity Central Funds		316,308
Income before foreign taxes withheld		74,975,497
Less foreign taxes withheld		(6,945,768)
Total income		68,029,729

Expenses
Management fee	$ 15,129,439
Transfer agent fees	4,441,598
Distribution and service plan fees	570,268
Accounting and security lending fees	776,768
Custodian fees and expenses	1,036,475
Independent trustees' compensation	11,168
Registration fees	99,328
Audit	30,690
Legal	22,426
Interest	5,622
Miscellaneous	20,870
Total expenses before reductions	22,144,652
Expense reductions	(27,575)	22,117,077
Net investment income (loss)		45,912,652
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	149,320,661
Foreign currency transactions	1,109,931
Total net realized gain (loss)		150,430,592
Change in net unrealized appreciation (depreciation) on: Investment securities	19,541,902
Assets and liabilities in foreign currencies	928,787
Total change in net unrealized appreciation (depreciation)		20,470,689
Net gain (loss)		170,901,281
Net increase (decrease) in net assets resulting from operations		$ 216,813,933

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 45,912,652	$ 87,692,165
Net realized gain (loss)	150,430,592	293,510,668
Change in net unrealized appreciation (depreciation)	20,470,689	519,183,458
Net increase (decrease) in net assets resulting from operations	216,813,933	900,386,291
Distributions to shareholders from net investment income	(22,292,136)	(118,560,409)
Distributions to shareholders from net realized gain	(15,707,585)	(33,986,366)
Total distributions	(37,999,721)	(152,546,775)
Share transactions - net increase (decrease)	(614,918,522)	(275,675,234)
Redemption fees	457,557	1,583,234
Total increase (decrease) in net assets	(435,646,753)	473,747,516

Net Assets
Beginning of period	4,517,495,968	4,043,748,452
End of period (including undistributed net investment income of $35,634,884 and undistributed net investment income of $12,014,368, respectively)	$ 4,081,849,215	$ 4,517,495,968

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 57.48	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.53	.02
Net realized and unrealized gain (loss)	2.59	2.79
Total from investment operations	3.12	2.81
Distributions from net investment income	(.19)	(.80)
Distributions from net realized gain	(.20)	-
Total distributions	(.39)	(.80)
Redemption fees added to paid in capital E	.01	- K
Net asset value, end of period	$ 60.22	$ 57.48
Total Return B,C,D	5.47%	5.14%
Ratios to Average Net Assets F,I
Expenses before reductions	1.34% A	1.37% A
Expenses net of fee waivers, if any	1.34% A	1.37% A
Expenses net of all reductions	1.34% A	1.34% A
Net investment income (loss)	1.84% A	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,447	$ 115,626
Portfolio turnover rate G	9% A	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010.I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 57.47	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.45	.01
Net realized and unrealized gain (loss)	2.59	2.79
Total from investment operations	3.04	2.80
Distributions from net investment income	(.15)	(.80)
Distributions from net realized gain	(.20)	-
Total distributions	(.35)	(.80)
Redemption fees added to paid in capital E	.01	- K
Net asset value, end of period	$ 60.17	$ 57.47
Total Return B,C,D	5.33%	5.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.61% A	1.63% A
Expenses net of fee waivers, if any	1.61% A	1.63% A
Expenses net of all reductions	1.61% A	1.60% A
Net investment income (loss)	1.57% A	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,837	$ 36,820
Portfolio turnover rate G	9% A	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010.I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.31	(.02)
Net realized and unrealized gain (loss)	2.58	2.79
Total from investment operations	2.89	2.77
Distributions from net investment income	(.07)	(.80)
Distributions from net realized gain	(.20)	-
Total distributions	(.27)	(.80)
Redemption fees added to paid in capital E	.01	- K
Net asset value, end of period	$ 60.07	$ 57.44
Total Return B,C,D	5.07%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	2.10% A	2.12% A
Expenses net of fee waivers, if any	2.10% A	2.12% A
Expenses net of all reductions	2.10% A	2.10% A
Net investment income (loss)	1.08% A	(.36)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,691	$ 20,392
Portfolio turnover rate G	9% A	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.32	(.02)
Net realized and unrealized gain (loss)	2.58	2.79
Total from investment operations	2.90	2.77
Distributions from net investment income	(.09)	(.80)
Distributions from net realized gain	(.20)	-
Total distributions	(.29)	(.80)
Redemption fees added to paid in capital E	.01	- K
Net asset value, end of period	$ 60.06	$ 57.44
Total Return B,C,D	5.09%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	2.07% A	2.09% A
Expenses net of fee waivers, if any	2.07% A	2.09% A
Expenses net of all reductions	2.07% A	2.07% A
Net investment income (loss)	1.11% A	(.34)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,987	$ 48,329
Portfolio turnover rate G	9% A	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Latin America

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 57.50	$ 47.29	$ 28.69	$ 67.90	$ 41.13	$ 29.40
Income from Investment Operations
Net investment income (loss) D	.63	1.07	.72	.83	.68	.82
Net realized and unrealized gain (loss)	2.59	11.00	18.32	(37.74)	27.43	11.68
Total from investment operations	3.22	12.07	19.04	(36.91)	28.11	12.50
Distributions from net investment income	(.29)	(1.49)	(.46)	(.65)	(.61)	(.46)
Distributions from net realized gain	(.20)	(.39)	-	(1.72)	(.77)	(.38)
Total distributions	(.49)	(1.88)	(.46)	(2.37)	(1.38)	(.84)
Redemption fees added to paid in capital D	.01	.02	.02	.07	.04	.07
Net asset value, end of period	$ 60.24	$ 57.50	$ 47.29	$ 28.69	$ 67.90	$ 41.13
Total Return B,C	5.65%	25.91%	67.88%	(56.20)%	70.35%	43.57%
Ratios to Average Net Assets E,G
Expenses before reductions	1.00% A	1.03%	1.07%	1.02%	1.00%	1.05%
Expenses net of fee waivers, if any	1.00% A	1.03%	1.07%	1.02%	1.00%	1.05%
Expenses net of all reductions	1.00% A	1.01%	1.05%	1.00%	.98%	1.02%
Net investment income (loss)	2.18% A	2.10%	2.04%	1.41%	1.33%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,851,568	$ 4,283,462	$ 4,043,748	$ 2,225,606	$ 6,219,690	$ 3,122,473
Portfolio turnover rate F	9% A	56% H	52%	51%	52%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 57.49	$ 55.47
Income from Investment Operations
Net investment income (loss) D	.62	.03
Net realized and unrealized gain (loss)	2.59	2.79
Total from investment operations	3.21	2.82
Distributions from net investment income	(.23)	(.80)
Distributions from net realized gain	(.20)	-
Total distributions	(.43)	(.80)
Redemption fees added to paid in capital D	.01	- J
Net asset value, end of period	$ 60.28	$ 57.49
Total Return B,C	5.64%	5.15%
Ratios to Average Net Assets E,H
Expenses before reductions	1.05% A	1.08% A
Expenses net of fee waivers, if any	1.05% A	1.08% A
Expenses net of all reductions	1.04% A	1.06% A
Net investment income (loss)	2.13% A	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,320	$ 12,868
Portfolio turnover rate F	9% A	56% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Latin America and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,113,758,118
Gross unrealized depreciation	(10,246,300)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,103,511,818
Tax cost	$ 1,979,554,801

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $195,054,939 and $783,238,731, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 144,769	$ 5,478
Class T	.25%	.25%	89,372	1,344
Class B	.75%	.25%	95,375	71,531
Class C	.75%	.25%	240,752	43,291
			$ 570,268	$ 121,644

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 41,581
Class T	5,370
Class B*	6,154
Class C*	2,120
$ 55,225

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 166,141.29
Class T	55,703.31
Class B	28,765.30
Class C	65,606.27
Latin America	4,109,385.20
Institutional Class	15,998.25
	$ 4,441,598

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,987 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,011,935.41%		$ 5,622

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,615 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $280,705. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27,519 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $56.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010 A
From net investment income
Class A	$ 387,219	$ 1,442
Class T	94,474	1,442
Class B	23,836	1,442
Class C	78,469	1,442
Latin America	21,655,692	118,553,199
Institutional Class	52,446	1,442
Total	$ 22,292,136	$ 118,560,409
From net realized gain
Class A	$ 407,401	$ -
Class T	127,447	-
Class B	68,279	-
Class C	170,156	-
Latin America	14,889,803	33,986,366
Institutional Class	44,499	-
Total	$ 15,707,585	$ 33,986,366

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period September 28, 2010 (commencement of sale of shares) to October 31, 2010.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010 A	Six months ended April 30, 2011	Year ended October 31, 2010 A
Class A
Shares sold	247,101	41,687	$ 14,245,128	$ 2,369,263
Issued in exchange of shares of Fidelity Advisor Latin America Fund	-	2,023,866	-	113,640,086
Reinvestment of distributions	12,195	26	706,534	1,442
Shares redeemed	(337,346)	(53,951)	(19,333,246)	(3,076,408)
Net increase (decrease)	(78,050)	2,011,628	$ (4,381,584)	$ 112,934,383
Class T
Shares sold	55,301	18,758	$ 3,190,386	$ 1,058,068
Issued in exchange of shares of Fidelity Advisor Latin America Fund	-	637,585	-	35,800,407
Reinvestment of distributions	3,721	26	215,680	1,442
Shares redeemed	(120,792)	(15,626)	(6,910,950)	(885,588)
Net increase (decrease)	(61,770)	640,743	$ (3,504,884)	$ 35,974,329
Class B
Shares sold	6,967	3,456	$ 399,990	$ 192,197
Issued in exchange of shares of Fidelity Advisor Latin America Fund	-	359,402	-	20,176,816
Reinvestment of distributions	1,326	26	76,906	1,442
Shares redeemed	(52,185)	(7,861)	(3,001,654)	(450,086)
Net increase (decrease)	(43,892)	355,023	$ (2,524,758)	$ 19,920,369
Class C
Shares sold	95,305	17,327	$ 5,498,388	$ 976,205
Issued in exchange of shares of Fidelity Advisor Latin America Fund	-	840,828	-	47,204,057
Reinvestment of distributions	3,829	26	222,012	1,442
Shares redeemed	(141,571)	(16,791)	(8,103,077)	(947,712)
Net increase (decrease)	(42,437)	841,390	$ (2,382,677)	$ 47,233,992

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010 A	Six months ended April 30, 2011	Year ended October 31, 2010 A
Latin America
Shares sold	5,689,407	22,062,249	$ 329,464,933	$ 1,142,552,819
Reinvestment of distributions	609,933	2,770,809	35,291,350	147,652,381
Shares redeemed	(16,859,488)	(35,850,914)	(965,755,077)	(1,794,503,952)
Net increase (decrease)	(10,560,148)	(11,017,856)	$ (600,998,794)	$ (504,298,752)
Institutional Class
Shares sold	49,226	3,784	$ 2,849,852	$ 212,699
Issued in exchange of shares of Fidelity Advisor Latin America Fund	-	228,366	-	12,822,761
Reinvestment of distributions	1,178	26	68,214	1,442
Shares redeemed	(69,839)	(8,368)	(4,043,891)	(476,457)
Net increase (decrease)	(19,435)	223,808	$ (1,125,825)	$ 12,560,445

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period September 28, 2010 (commencement of sale of shares) to October 31, 2010.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Merger Information.

On October 1, 2010 the Fund acquired all of the assets and assumed all of the liabilities of the Fidelity Advisor Latin America Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees ("The Board") on July 6, 2010. The reorganization provides shareholders of the Target Fund access to a larger portfolio with the same investment objectives and lower expenses. The acquisition was accomplished by an exchange of 2,023,866 Class A shares, 637,585 Class T shares, 359,402 Class B shares, 840,828 Class C shares, and 228,366 Institutional class shares of the Fund, respectively, for 2,219,330 Class A shares, 700,912 Class T shares, 400,205 Class B shares, 940,861 Class C shares, and 245,559 Institutional class shares then outstanding (valued at $51.20, $51.08, $50.42, $50.17 and $52.22 per share for Class A, Class T, Class B, Class C, and Institutional class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets, including securities of $229,225,487, unrealized appreciation of $95,358,358, and net other assets of $418,642, were combined with the Fund's net assets of $4,149,781,255 for total net assets after the acquisition of $4,379,425,384.

Pro forma results of operations of the combined entity for the entire year ended October 31, 2010, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 90,969,628
Total net realized gain (loss)	302,327,523
Total change in net unrealized appreciation (depreciation)	548,871,563
Net increase (decrease) in net assets resulting from operations	$ 942,168,714

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since October 1, 2010.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

FALAA-USAN-0611
1.917420.100

Fidelity Advisor®
Latin America Fund
Institutional Class

Semiannual Report

April 30, 2011

Institutional Class is a class of
Fidelity® Latin America Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view each fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Fidelity Latin America Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.34%
Actual		$ 1,000.00	$ 1,054.70	$ 6.83
Hypothetical A		$ 1,000.00	$ 1,018.15	$ 6.71
Class T	1.61%
Actual		$ 1,000.00	$ 1,053.30	$ 8.20
Hypothetical A		$ 1,000.00	$ 1,016.81	$ 8.05
Class B	2.10%
Actual		$ 1,000.00	$ 1,050.70	$ 10.68
Hypothetical A		$ 1,000.00	$ 1,014.38	$ 10.49
Class C	2.07%
Actual		$ 1,000.00	$ 1,050.90	$ 10.53
Hypothetical A		$ 1,000.00	$ 1,014.53	$ 10.34
Latin America	1.00%
Actual		$ 1,000.00	$ 1,056.50	$ 5.10
Hypothetical A		$ 1,000.00	$ 1,019.84	$ 5.01
Institutional Class	1.05%
Actual		$ 1,000.00	$ 1,056.40	$ 5.35
Hypothetical A		$ 1,000.00	$ 1,019.59	$ 5.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Latin America Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Brazil	60.1%
Mexico	17.7%
Chile	12.9%
United States of America	3.0%
Colombia	2.7%
Peru	1.7%
Luxembourg	1.3%
Canada	0.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Brazil	59.9%
Mexico	15.9%
Chile	11.9%
United States of America	3.7%
Colombia	3.3%
Peru	2.0%
Luxembourg	1.3%
Bermuda	1.1%
Bahamas (Nassau)	0.5%
Other	0.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.4	98.2
Short-Term Investments and Net Other Assets	1.6	1.8
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Itau Unibanco Banco Multiplo SA sponsored ADR (Brazil, Commercial Banks)	8.5	8.6
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	8.3	7.6
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	6.6	5.6
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	5.8	6.0
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR (Brazil, Oil, Gas & Consumable Fuels)	5.1	4.2
Wal-Mart de Mexico SA de CV Series V (Mexico, Food & Staples Retailing)	4.6	3.7
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (Brazil, Beverages)	4.5	4.1
Banco Bradesco SA (PN) (Brazil, Commercial Banks)	3.5	4.1
CAP SA (Chile, Metals & Mining)	3.5	3.3
Vale SA sponsored ADR (Brazil, Metals & Mining)	3.4	3.5
	53.8
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	19.5	16.6
Financials	18.4	21.2
Materials	17.9	19.3
Energy	15.1	13.2
Telecommunication Services	14.4	11.3
Utilities	6.6	6.0
Industrials	3.5	3.5
Consumer Discretionary	3.0	5.7
Health Care	0.0	1.0
Information Technology	0.0	0.4

Semiannual Report

Fidelity Latin America Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Brazil - 60.1%
AES Tiete SA (PN) (non-vtg.)	5,626,145	$ 93,334,002
Banco Bradesco SA:
(PN)	3,221,816	64,321,643
(PN) sponsored ADR	3,791,522	76,702,490
Brascan Residential Properties SA	4,146,300	23,059,890
Brasil Foods SA	2,462,100	49,342,155
Brasil Insurance Participacoes e Administracao SA	7,800	9,816,310
Braskem SA Class A sponsored ADR	146,000	4,355,180
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR (d)	5,668,330	184,674,191
sponsored ADR	345,225	9,079,418
Companhia de Concessoes Rodoviarias	1,640,600	51,096,040
CPFL Energia SA sponsored ADR (d)	460,933	40,764,915
Eletropaulo Metropolitana SA (PN-B)	976,220	23,764,842
Itau Unibanco Banco Multiplo SA	3,511,231	82,798,367
Itau Unibanco Banco Multiplo SA:
ADR (a)(e)	590,300	14,019,625
sponsored ADR	10,648,403	252,899,571
Itausa-Investimentos Itau SA (PN)	4,883,900	37,716,510
Light SA	681,200	11,473,845
Lojas Americanas SA (PN)	4,547,700	40,467,679
Multiplan Empreendimentos Imobiliarios SA	544,200	11,328,132
Multiplus SA	1,798,300	36,919,272
Natura Cosmeticos SA	146,000	4,110,977
OGX Petroleo e Gas Participacoes SA (a)	3,636,500	39,039,271
Petroleo Brasileiro SA - Petrobras:
(ON)	918,728	16,870,306
(ON) sponsored ADR	5,137,020	191,764,957
(PN) (non-vtg.)	8,889,671	144,648,559
(PN) sponsored ADR (non-vtg.)	3,798,161	126,744,633
QGEP Participacoes SA	583,100	7,968,379
Souza Cruz Industria Comerico	10,355,500	116,436,023
TAM SA (PN) sponsored ADR (ltd. vtg.)	2,718,536	56,763,032
TIM Participacoes SA	6,712,700	30,805,119
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	1,832,072	86,437,157
Usinas Siderurgicas de Minas Gerais SA - Usiminas	1,170,750	19,198,722
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	3,580,800	36,757,084
Vale SA:
(PN-A)	1,775,700	51,996,758
(PN-A) sponsored ADR	6,210,029	185,679,867
sponsored ADR	4,198,700	140,236,580
Vivo Participacoes SA:
(PN)	790,138	31,941,001
sponsored ADR	1,134,441	47,430,978
TOTAL BRAZIL		2,452,763,480

	Shares	Value
Canada - 0.6%
Petrominerales Ltd.	649,700	$ 24,865,910
Chile - 12.9%
Banco Santander Chile sponsored ADR (d)	1,134,386	103,898,414
CAP SA	2,618,667	140,757,942
Cencosud SA	6,796,422	53,506,406
Compania Cervecerias Unidas SA	3,789,041	45,670,915
Compania Cervecerias Unidas SA sponsored ADR	236,700	14,202,000
Empresa Nacional de Electricidad SA	7,362,020	13,910,210
Empresa Nacional de Telecomunicaciones SA (ENTEL)	820,916	16,669,699
Empresas La Polar SA	1,083,935	6,085,525
Enersis SA	44,797,799	19,132,339
Enersis SA sponsored ADR	3,014,647	64,392,860
SACI Falabella	4,407,787	48,103,214
TOTAL CHILE		526,329,524
Colombia - 2.7%
BanColombia SA sponsored ADR (d)	542,629	35,949,171
Bolsa de Valores de Colombia	377,697,486	8,669,937
Ecopetrol SA	27,178,645	58,392,520
Ecopetrol SA ADR (d)	195,000	8,554,650
TOTAL COLOMBIA		111,566,278
Luxembourg - 1.3%
Millicom International Cellular SA	315,413	34,171,844
Ternium SA sponsored ADR	611,807	20,568,951
TOTAL LUXEMBOURG		54,740,795
Mexico - 17.7%
America Movil SAB de CV:
Series L	2,536,700	7,270,256
Series L sponsored ADR	5,794,314	331,434,756
Bolsa Mexicana de Valores SA de CV	11,856,600	25,524,647
Coca-Cola FEMSA SAB de CV sponsored ADR	439,700	35,074,869
Compartamos SAB de CV (a)	4,774,900	8,906,244
Grupo Comercial Chedraui de CV	5,669,600	19,106,030
Grupo Modelo SAB de CV Series C	5,140,000	32,142,025
Industrias Penoles SA de CV	721,255	28,087,759
Kimberly-Clark de Mexico SA de CV Series A	7,020,700	43,445,183
Wal-Mart de Mexico SA de CV Series V	60,402,470	189,225,076
TOTAL MEXICO		720,216,845
Peru - 1.7%
Compania de Minas Buenaventura SA sponsored ADR	1,701,100	70,884,837
Common Stocks - continued
	Shares	Value
United States of America - 1.4%
First Cash Financial Services, Inc. (a)	555,326	$ 21,790,992
Southern Copper Corp.	889,800	33,331,908
TOTAL UNITED STATES OF AMERICA		55,122,900
TOTAL COMMON STOCKS (Cost $1,873,908,088)		4,016,490,569
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.13% (b)	2,755,425	2,755,425
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	63,820,625	63,820,625
TOTAL MONEY MARKET FUNDS (Cost $66,576,050)		66,576,050
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,940,484,138)		4,083,066,619
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,217,404)
NET ASSETS - 100%		$ 4,081,849,215
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,019,625 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,603
Fidelity Securities Lending Cash Central Fund	280,705
Total	$ 316,308
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $425,993,249 of which $18,806,576, $31,200,847 and $375,985,826 will expire in fiscal 2015, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The capital loss carryforward expiring in fiscal 2015 and 2016 were acquired from Fidelity Advisor Latin America Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $61,952,041) - See accompanying schedule: Unaffiliated issuers (cost $1,873,908,088)	$ 4,016,490,569
Fidelity Central Funds (cost $66,576,050)	66,576,050
Total Investments (cost $1,940,484,138)		$ 4,083,066,619
Cash		2,841,976
Foreign currency held at value (cost $32,617,303)		33,378,061
Receivable for investments sold		16,224,961
Receivable for fund shares sold		2,810,434
Dividends receivable		28,873,956
Distributions receivable from Fidelity Central Funds		23,763
Prepaid expenses		4,039
Other receivables		385,198
Total assets		4,167,609,007

Liabilities
Payable for investments purchased	$ 4,646,979
Payable for fund shares redeemed	13,725,466
Accrued management fee	2,404,010
Distribution and service plan fees payable	94,153
Other affiliated payables	816,752
Other payables and accrued expenses	251,807
Collateral on securities loaned, at value	63,820,625
Total liabilities		85,759,792

Net Assets		$ 4,081,849,215
Net Assets consist of:
Paid in capital		$ 2,221,596,854
Undistributed net investment income		35,634,884
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(318,907,599)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,143,525,076
Net Assets		$ 4,081,849,215

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($116,446,928 ÷ 1,933,578 shares)	$ 60.22

Maximum offering price per share (100/94.25 of $60.22)	$ 63.89
Class T: Net Asset Value and redemption price per share ($34,836,772 ÷ 578,973 shares)	$ 60.17

Maximum offering price per share (100/96.50 of $60.17)	$ 62.35
Class B: Net Asset Value and offering price per share ($18,690,965 ÷ 311,131 shares)A	$ 60.07

Class C: Net Asset Value and offering price per share ($47,986,755 ÷ 798,953 shares)A	$ 60.06

Latin America: Net Asset Value, offering price and redemption price per share ($3,851,567,624 ÷ 63,937,300 shares)	$ 60.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,320,171 ÷ 204,373 shares)	$ 60.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 74,659,189
Income from Fidelity Central Funds		316,308
Income before foreign taxes withheld		74,975,497
Less foreign taxes withheld		(6,945,768)
Total income		68,029,729

Expenses
Management fee	$ 15,129,439
Transfer agent fees	4,441,598
Distribution and service plan fees	570,268
Accounting and security lending fees	776,768
Custodian fees and expenses	1,036,475
Independent trustees' compensation	11,168
Registration fees	99,328
Audit	30,690
Legal	22,426
Interest	5,622
Miscellaneous	20,870
Total expenses before reductions	22,144,652
Expense reductions	(27,575)	22,117,077
Net investment income (loss)		45,912,652
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	149,320,661
Foreign currency transactions	1,109,931
Total net realized gain (loss)		150,430,592
Change in net unrealized appreciation (depreciation) on: Investment securities	19,541,902
Assets and liabilities in foreign currencies	928,787
Total change in net unrealized appreciation (depreciation)		20,470,689
Net gain (loss)		170,901,281
Net increase (decrease) in net assets resulting from operations		$ 216,813,933

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 45,912,652	$ 87,692,165
Net realized gain (loss)	150,430,592	293,510,668
Change in net unrealized appreciation (depreciation)	20,470,689	519,183,458
Net increase (decrease) in net assets resulting from operations	216,813,933	900,386,291
Distributions to shareholders from net investment income	(22,292,136)	(118,560,409)
Distributions to shareholders from net realized gain	(15,707,585)	(33,986,366)
Total distributions	(37,999,721)	(152,546,775)
Share transactions - net increase (decrease)	(614,918,522)	(275,675,234)
Redemption fees	457,557	1,583,234
Total increase (decrease) in net assets	(435,646,753)	473,747,516

Net Assets
Beginning of period	4,517,495,968	4,043,748,452
End of period (including undistributed net investment income of $35,634,884 and undistributed net investment income of $12,014,368, respectively)	$ 4,081,849,215	$ 4,517,495,968

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 57.48	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.53	.02
Net realized and unrealized gain (loss)	2.59	2.79
Total from investment operations	3.12	2.81
Distributions from net investment income	(.19)	(.80)
Distributions from net realized gain	(.20)	-
Total distributions	(.39)	(.80)
Redemption fees added to paid in capital E	.01	- K
Net asset value, end of period	$ 60.22	$ 57.48
Total Return B,C,D	5.47%	5.14%
Ratios to Average Net Assets F,I
Expenses before reductions	1.34% A	1.37% A
Expenses net of fee waivers, if any	1.34% A	1.37% A
Expenses net of all reductions	1.34% A	1.34% A
Net investment income (loss)	1.84% A	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,447	$ 115,626
Portfolio turnover rate G	9% A	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010.I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 57.47	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.45	.01
Net realized and unrealized gain (loss)	2.59	2.79
Total from investment operations	3.04	2.80
Distributions from net investment income	(.15)	(.80)
Distributions from net realized gain	(.20)	-
Total distributions	(.35)	(.80)
Redemption fees added to paid in capital E	.01	- K
Net asset value, end of period	$ 60.17	$ 57.47
Total Return B,C,D	5.33%	5.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.61% A	1.63% A
Expenses net of fee waivers, if any	1.61% A	1.63% A
Expenses net of all reductions	1.61% A	1.60% A
Net investment income (loss)	1.57% A	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,837	$ 36,820
Portfolio turnover rate G	9% A	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010.I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.31	(.02)
Net realized and unrealized gain (loss)	2.58	2.79
Total from investment operations	2.89	2.77
Distributions from net investment income	(.07)	(.80)
Distributions from net realized gain	(.20)	-
Total distributions	(.27)	(.80)
Redemption fees added to paid in capital E	.01	- K
Net asset value, end of period	$ 60.07	$ 57.44
Total Return B,C,D	5.07%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	2.10% A	2.12% A
Expenses net of fee waivers, if any	2.10% A	2.12% A
Expenses net of all reductions	2.10% A	2.10% A
Net investment income (loss)	1.08% A	(.36)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,691	$ 20,392
Portfolio turnover rate G	9% A	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.32	(.02)
Net realized and unrealized gain (loss)	2.58	2.79
Total from investment operations	2.90	2.77
Distributions from net investment income	(.09)	(.80)
Distributions from net realized gain	(.20)	-
Total distributions	(.29)	(.80)
Redemption fees added to paid in capital E	.01	- K
Net asset value, end of period	$ 60.06	$ 57.44
Total Return B,C,D	5.09%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	2.07% A	2.09% A
Expenses net of fee waivers, if any	2.07% A	2.09% A
Expenses net of all reductions	2.07% A	2.07% A
Net investment income (loss)	1.11% A	(.34)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,987	$ 48,329
Portfolio turnover rate G	9% A	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Latin America

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 57.50	$ 47.29	$ 28.69	$ 67.90	$ 41.13	$ 29.40
Income from Investment Operations
Net investment income (loss) D	.63	1.07	.72	.83	.68	.82
Net realized and unrealized gain (loss)	2.59	11.00	18.32	(37.74)	27.43	11.68
Total from investment operations	3.22	12.07	19.04	(36.91)	28.11	12.50
Distributions from net investment income	(.29)	(1.49)	(.46)	(.65)	(.61)	(.46)
Distributions from net realized gain	(.20)	(.39)	-	(1.72)	(.77)	(.38)
Total distributions	(.49)	(1.88)	(.46)	(2.37)	(1.38)	(.84)
Redemption fees added to paid in capital D	.01	.02	.02	.07	.04	.07
Net asset value, end of period	$ 60.24	$ 57.50	$ 47.29	$ 28.69	$ 67.90	$ 41.13
Total Return B,C	5.65%	25.91%	67.88%	(56.20)%	70.35%	43.57%
Ratios to Average Net Assets E,G
Expenses before reductions	1.00% A	1.03%	1.07%	1.02%	1.00%	1.05%
Expenses net of fee waivers, if any	1.00% A	1.03%	1.07%	1.02%	1.00%	1.05%
Expenses net of all reductions	1.00% A	1.01%	1.05%	1.00%	.98%	1.02%
Net investment income (loss)	2.18% A	2.10%	2.04%	1.41%	1.33%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,851,568	$ 4,283,462	$ 4,043,748	$ 2,225,606	$ 6,219,690	$ 3,122,473
Portfolio turnover rate F	9% A	56% H	52%	51%	52%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 57.49	$ 55.47
Income from Investment Operations
Net investment income (loss) D	.62	.03
Net realized and unrealized gain (loss)	2.59	2.79
Total from investment operations	3.21	2.82
Distributions from net investment income	(.23)	(.80)
Distributions from net realized gain	(.20)	-
Total distributions	(.43)	(.80)
Redemption fees added to paid in capital D	.01	- J
Net asset value, end of period	$ 60.28	$ 57.49
Total Return B,C	5.64%	5.15%
Ratios to Average Net Assets E,H
Expenses before reductions	1.05% A	1.08% A
Expenses net of fee waivers, if any	1.05% A	1.08% A
Expenses net of all reductions	1.04% A	1.06% A
Net investment income (loss)	2.13% A	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,320	$ 12,868
Portfolio turnover rate F	9% A	56% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Latin America and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,113,758,118
Gross unrealized depreciation	(10,246,300)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,103,511,818
Tax cost	$ 1,979,554,801

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $195,054,939 and $783,238,731, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 144,769	$ 5,478
Class T	.25%	.25%	89,372	1,344
Class B	.75%	.25%	95,375	71,531
Class C	.75%	.25%	240,752	43,291
			$ 570,268	$ 121,644

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 41,581
Class T	5,370
Class B*	6,154
Class C*	2,120
$ 55,225

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 166,141.29
Class T	55,703.31
Class B	28,765.30
Class C	65,606.27
Latin America	4,109,385.20
Institutional Class	15,998.25
	$ 4,441,598

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,987 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,011,935.41%		$ 5,622

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,615 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $280,705. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27,519 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $56.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010 A
From net investment income
Class A	$ 387,219	$ 1,442
Class T	94,474	1,442
Class B	23,836	1,442
Class C	78,469	1,442
Latin America	21,655,692	118,553,199
Institutional Class	52,446	1,442
Total	$ 22,292,136	$ 118,560,409
From net realized gain
Class A	$ 407,401	$ -
Class T	127,447	-
Class B	68,279	-
Class C	170,156	-
Latin America	14,889,803	33,986,366
Institutional Class	44,499	-
Total	$ 15,707,585	$ 33,986,366

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period September 28, 2010 (commencement of sale of shares) to October 31, 2010.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010 A	Six months ended April 30, 2011	Year ended October 31, 2010 A
Class A
Shares sold	247,101	41,687	$ 14,245,128	$ 2,369,263
Issued in exchange of shares of Fidelity Advisor Latin America Fund	-	2,023,866	-	113,640,086
Reinvestment of distributions	12,195	26	706,534	1,442
Shares redeemed	(337,346)	(53,951)	(19,333,246)	(3,076,408)
Net increase (decrease)	(78,050)	2,011,628	$ (4,381,584)	$ 112,934,383
Class T
Shares sold	55,301	18,758	$ 3,190,386	$ 1,058,068
Issued in exchange of shares of Fidelity Advisor Latin America Fund	-	637,585	-	35,800,407
Reinvestment of distributions	3,721	26	215,680	1,442
Shares redeemed	(120,792)	(15,626)	(6,910,950)	(885,588)
Net increase (decrease)	(61,770)	640,743	$ (3,504,884)	$ 35,974,329
Class B
Shares sold	6,967	3,456	$ 399,990	$ 192,197
Issued in exchange of shares of Fidelity Advisor Latin America Fund	-	359,402	-	20,176,816
Reinvestment of distributions	1,326	26	76,906	1,442
Shares redeemed	(52,185)	(7,861)	(3,001,654)	(450,086)
Net increase (decrease)	(43,892)	355,023	$ (2,524,758)	$ 19,920,369
Class C
Shares sold	95,305	17,327	$ 5,498,388	$ 976,205
Issued in exchange of shares of Fidelity Advisor Latin America Fund	-	840,828	-	47,204,057
Reinvestment of distributions	3,829	26	222,012	1,442
Shares redeemed	(141,571)	(16,791)	(8,103,077)	(947,712)
Net increase (decrease)	(42,437)	841,390	$ (2,382,677)	$ 47,233,992
Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010 A	Six months ended April 30, 2011	Year ended October 31, 2010 A
Latin America
Shares sold	5,689,407	22,062,249	$ 329,464,933	$ 1,142,552,819
Reinvestment of distributions	609,933	2,770,809	35,291,350	147,652,381
Shares redeemed	(16,859,488)	(35,850,914)	(965,755,077)	(1,794,503,952)
Net increase (decrease)	(10,560,148)	(11,017,856)	$ (600,998,794)	$ (504,298,752)
Institutional Class
Shares sold	49,226	3,784	$ 2,849,852	$ 212,699
Issued in exchange of shares of Fidelity Advisor Latin America Fund	-	228,366	-	12,822,761
Reinvestment of distributions	1,178	26	68,214	1,442
Shares redeemed	(69,839)	(8,368)	(4,043,891)	(476,457)
Net increase (decrease)	(19,435)	223,808	$ (1,125,825)	$ 12,560,445

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period September 28, 2010 (commencement of sale of shares) to October 31, 2010.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Merger Information.

On October 1, 2010 the Fund acquired all of the assets and assumed all of the liabilities of the Fidelity Advisor Latin America Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees ("The Board") on July 6, 2010. The reorganization provides shareholders of the Target Fund access to a larger portfolio with the same investment objectives and lower expenses. The acquisition was accomplished by an exchange of 2,023,866 Class A shares, 637,585 Class T shares, 359,402 Class B shares, 840,828 Class C shares, and 228,366 Institutional class shares of the Fund, respectively, for 2,219,330 Class A shares, 700,912 Class T shares, 400,205 Class B shares, 940,861 Class C shares, and 245,559 Institutional class shares then outstanding (valued at $51.20, $51.08, $50.42, $50.17 and $52.22 per share for Class A, Class T, Class B, Class C, and Institutional class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets, including securities of $229,225,487, unrealized appreciation of $95,358,358, and net other assets of $418,642, were combined with the Fund's net assets of $4,149,781,255 for total net assets after the acquisition of $4,379,425,384.

Pro forma results of operations of the combined entity for the entire year ended October 31, 2010, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 90,969,628
Total net realized gain (loss)	302,327,523
Total change in net unrealized appreciation (depreciation)	548,871,563
Net increase (decrease) in net assets resulting from operations	$ 942,168,714

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since October 1, 2010.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

FALAI-USAN-0611
1.917411.100

Fidelity®
Emerging Europe,
Middle East, Africa (EMEA)
Fund

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.56%
Actual		$ 1,000.00	$ 1,158.00	$ 8.35
Hypothetical A		$ 1,000.00	$ 1,017.06	$ 7.80
Class T	1.83%
Actual		$ 1,000.00	$ 1,155.40	$ 9.78
Hypothetical A		$ 1,000.00	$ 1,015.72	$ 9.15
Class B	2.32%
Actual		$ 1,000.00	$ 1,152.90	$ 12.38
Hypothetical A		$ 1,000.00	$ 1,013.29	$ 11.58
Class C	2.32%
Actual		$ 1,000.00	$ 1,153.80	$ 12.39
Hypothetical A		$ 1,000.00	$ 1,013.29	$ 11.58
Emerging Europe, Middle East, Africa (EMEA)	1.31%
Actual		$ 1,000.00	$ 1,159.00	$ 7.01
Hypothetical A		$ 1,000.00	$ 1,018.30	$ 6.56
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,159.00	$ 6.69
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Shareholder Expense Example - continued

If changes to voluntary expense limitations, effective January 1, 2011, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.63%
Actual		$ 8.72
Hypothetical A		$ 8.15
Class T	1.91%
Actual		$ 10.21
Hypothetical A		$ 9.54
Class B	2.40%
Actual		$ 12.81
Hypothetical A		$ 11.98
Class C	2.39%
Actual		$ 12.76
Hypothetical A		$ 11.93
Emerging Europe, Middle East, Africa (EMEA)	1.38%
Actual		$ 7.39
Hypothetical A		$ 6.90
Institutional Class	1.29%
Actual		$ 6.90
Hypothetical A		$ 6.46

A 5% return per year before expenses

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
South Africa 45.0%
Russia 32.4%
Turkey 8.3%
United States of America* 3.6%
Poland 3.1%
United Arab Emirates 1.4%
Morocco 1.0%
Nigeria 1.0%
Kenya 0.9%
Other 3.3%

* Includes short-term investments and net other assets.

As of October 31, 2010
South Africa 44.7%
Russia 28.1%
Turkey 11.0%
United States of America* 4.5%
Poland 3.1%
Qatar 1.1%
Kenya 1.1%
Morocco 1.0%
Egypt 0.9%
Other 4.5%

* Includes short-term investments and net other assets.

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.1	95.1
Bonds	0.3	0.4
Short-Term Investments and Net Other Assets	3.6	4.5
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
OAO Gazprom (Russia, Oil, Gas & Consumable Fuels)	9.3	6.5
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	6.2	4.7
Lukoil Oil Co. sponsored ADR (United Kingdom) (Russia, Oil, Gas & Consumable Fuels)	5.7	4.5
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	5.1	4.8
Standard Bank Group Ltd. (South Africa, Commercial Banks)	3.8	4.1
Shoprite Holdings Ltd. (South Africa, Food & Staples Retailing)	3.5	2.8
OAO NOVATEK (Russia, Oil, Gas & Consumable Fuels)	3.3	2.6
Harmony Gold Mining Co. Ltd. (South Africa, Metals & Mining)	3.3	2.4
Exxaro Resources Ltd. (South Africa, Metals & Mining)	2.9	3.0
FirstRand Ltd. (South Africa, Diversified Financial Services)	2.9	3.2
	46.0
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	27.5	20.2
Financials	24.0	25.9
Materials	14.7	13.0
Telecommunication Services	10.5	9.4
Consumer Staples	8.8	8.9
Consumer Discretionary	6.8	9.2
Industrials	1.9	4.4
Utilities	1.0	1.0
Health Care	0.7	2.7
Information Technology	0.2	0.4

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 0.1%
Paladin Energy Ltd. (Canada) (a)	40,000	$ 144,594
Bailiwick of Jersey - 0.3%
Randgold Resources Ltd.	8,000	695,646
Canada - 0.8%
Bankers Petroleum Ltd. (a)	188,100	1,650,174
Jordan - 0.1%
Jordan Phosphates Mines Co. (a)	10,548	221,467
Kazakhstan - 0.8%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	68,400	1,549,260
Kenya - 0.9%
British American Tobacco Kenya Ltd.	185,900	582,122
East African Breweries Ltd.	279,106	683,115
Safaricom Ltd.	12,803,616	606,770
TOTAL KENYA		1,872,007
Morocco - 1.0%
Maroc Telecom	103,300	2,122,220
Nigeria - 1.0%
Guaranty Trust Bank PLC GDR (Reg. S)	54,913	345,952
Nigerian Breweries PLC	1,091,779	610,521
Skye Bank PLC	8,507,787	454,959
Zenith Bank PLC	6,651,200	645,121
TOTAL NIGERIA		2,056,553
Poland - 3.1%
Bank Polska Kasa Opieki SA	53,300	3,493,700
Eurocash SA	136,900	1,676,084
Powszechna Kasa Oszczednosci Bank SA	75,600	1,301,509
TOTAL POLAND		6,471,293
Qatar - 0.4%
Qatar National Bank SAQ	19,435	728,502
Qatar National Bank SAQ rights 5/8/11 (a)	4,858	48,693
TOTAL QATAR		777,195
Russia - 31.0%
DIXY Group OJSC (a)	115,500	1,516,030
DIXY Group OJSC rights 5/24/11 (a)	39,966	0
Federal Grid Co. Unified Energy System JSC (a)	57,663,100	760,893
Lukoil Oil Co. sponsored ADR (United Kingdom)	168,695	11,673,694
Magnit OJSC	12,300	1,632,429
Common Stocks - continued
	Shares	Value
Russia - continued
Novolipetsk Steel Ojsc	37,900	$ 1,446,264
OAO Gazprom (a)	2,209,200	18,672,703
OAO Gazprom sponsored ADR (Reg. S)	23,800	401,506
OAO NOVATEK (a)	39,500	515,802
OAO NOVATEK GDR	44,500	6,252,250
OJSC Oil Co. Rosneft (a)	32,800	292,304
OJSC Oil Co. Rosneft GDR (Reg. S)	374,900	3,345,983
Sberbank (Savings Bank of the Russian Federation)	2,890,700	10,544,340
Sistema JSFC sponsored GDR	26,300	741,397
TGK-1 OAO (a)	670,128,100	403,551
TNK-BP Holding	258,300	838,784
Uralkali JSC (a)	296,400	2,471,388
VTB Bank JSC unit	343,100	2,219,857
TOTAL RUSSIA		63,729,175
South Africa - 45.0%
Africa Cellular Towers Ltd. (a)	5,335,800	105,599
African Rainbow Minerals Ltd.	66,900	2,175,428
AngloGold Ashanti Ltd.	106,400	5,415,328
ArcelorMittal South Africa Ltd.	61,400	839,386
Aspen Pharmacare Holdings Ltd.	110,400	1,361,355
Aveng Ltd.	168,700	895,539
Barloworld Ltd.	41,400	469,541
Cashbuild Ltd.	90,500	1,281,294
Clicks Group Ltd.	800,115	5,347,296
DRDGOLD Ltd.	1,024,814	621,427
Exxaro Resources Ltd.	221,700	5,987,377
FirstRand Ltd.	1,887,100	5,935,298
Foschini Ltd.	152,100	2,097,851
Harmony Gold Mining Co. Ltd.	439,500	6,743,322
Illovo Sugar Ltd.	222,803	966,681
Impala Platinum Holdings Ltd.	35,800	1,117,423
Lewis Group Ltd.	38,300	460,271
Mr Price Group Ltd.	166,400	1,702,315
MTN Group Ltd.	574,850	12,776,000
Nampak Ltd.	317,600	1,085,461
Naspers Ltd. Class N	47,400	2,850,314
Northam Platinum Ltd.	224,300	1,478,545
Paracon Holdings Ltd.	1,828,728	445,437
Pioneer Foods Ltd. (a)	130,600	1,153,157
Raubex Group Ltd.	533,400	1,603,753
RMB Holdings Ltd.	258,400	1,114,439
Common Stocks - continued
	Shares	Value
South Africa - continued
Sanlam Ltd.	480,700	$ 2,060,744
Sasol Ltd.	96,000	5,544,281
Shoprite Holdings Ltd.	459,800	7,244,803
Spur Corp. Ltd.	162,800	334,584
Standard Bank Group Ltd.	491,163	7,703,829
Vodacom Group (Pty) Ltd.	294,900	3,605,019
TOTAL SOUTH AFRICA		92,523,097
Turkey - 8.3%
Aygaz AS	118,000	876,660
Bim Birlesik Magazalar AS JSC	50,000	1,742,275
Koc Holding AS	181,000	973,425
Tupras-Turkiye Petrol Rafinerileri AS	66,000	2,143,590
Turk Telekomunikasyon AS	304,000	1,582,959
Turkiye Garanti Bankasi AS	1,058,000	5,481,289
Turkiye Halk Bankasi AS	314,000	2,714,727
Turkiye Is Bankasi AS Series C	443,000	1,566,956
TOTAL TURKEY		17,081,881
United Arab Emirates - 1.4%
Dubai Financial Market PJSC (a)	3,583,031	1,336,442
First Gulf Bank PJSC	306,769	1,520,064
TOTAL UNITED ARAB EMIRATES		2,856,506
United Kingdom - 0.3%
Aurelian Oil & Gas PLC (a)	444,346	523,276
Zambia - 0.2%
Zambeef Products PLC	629,909	477,285
TOTAL COMMON STOCKS (Cost $149,134,032)		194,751,629
Nonconvertible Preferred Stocks - 1.4%

Russia - 1.4%
Surgutneftegaz JSC (a) (Cost $2,587,033)	5,050,300	2,949,894
Government Obligations - 0.3%
		Principal Amount	Value
Ghana - 0.3%
Ghana Republic 14.99% 3/11/13 (Cost $672,328)	GHS	950,000	$ 665,164
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $8,222,279)	8,222,279	8,222,279
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $160,615,672)		206,588,966
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(886,934)
NET ASSETS - 100%		$ 205,702,032
Currency Abbreviations
GHS	-	Ghana Cedi
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,482
Fidelity Securities Lending Cash Central Fund	20
Total	$ 4,502
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
South Africa	$ 92,523,097	$ 74,198,739	$ 18,324,358	$ -
Russia	66,679,069	66,679,069	-	-
Turkey	17,081,881	17,081,881	-	-
Poland	6,471,293	6,471,293	-	-
United Arab Emirates	2,856,506	2,856,506	-	-
Morocco	2,122,220	2,122,220	-	-
Nigeria	2,056,553	2,056,553	-	-
Kenya	1,872,007	1,872,007	-	-
Canada	1,650,174	1,650,174	-	-
Other	4,388,723	3,644,384	744,339	-
Government Obligations	665,164	-	665,164	-
Money Market Funds	8,222,279	8,222,279	-	-
Total Investments in Securities:	$ 206,588,966	$ 186,855,105	$ 19,733,861	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $13,853,821 of which $9,997,975, $579,836 and $3,276,010 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $152,393,393)	$ 198,366,687
Fidelity Central Funds (cost $8,222,279)	8,222,279
Total Investments (cost $160,615,672)		$ 206,588,966
Cash		323,049
Foreign currency held at value (cost $73,423)		73,424
Receivable for investments sold		546,445
Receivable for fund shares sold		1,007,766
Dividends receivable		306,446
Interest receivable		11,893
Distributions receivable from Fidelity Central Funds		890
Prepaid expenses		129
Receivable from investment adviser for expense reductions		9
Other receivables		41,168
Total assets		208,900,185

Liabilities
Payable for investments purchased	$ 2,535,416
Payable for fund shares redeemed	411,503
Accrued management fee	133,725
Distribution and service plan fees payable	12,354
Other affiliated payables	50,191
Other payables and accrued expenses	54,964
Total liabilities		3,198,153

Net Assets		$ 205,702,032
Net Assets consist of:
Paid in capital		$ 169,584,630
Undistributed net investment income		898,585
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,761,200)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,980,017
Net Assets		$ 205,702,032

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,521,614 ÷ 1,509,882 shares)	$ 10.28

Maximum offering price per share (100/94.25 of $10.28)	$ 10.91
Class T: Net Asset Value and redemption price per share ($4,345,084 ÷ 423,434 shares)	$ 10.26

Maximum offering price per share (100/96.50 of $10.26)	$ 10.63
Class B: Net Asset Value and offering price per share ($782,825 ÷ 76,321 shares)A	$ 10.26

Class C: Net Asset Value and offering price per share ($8,710,357 ÷ 854,061 shares)A	$ 10.20

Emerging Europe, Middle East, Africa (EMEA): Net Asset Value, offering price and redemption price per share ($164,982,704 ÷ 16,000,534 shares)	$ 10.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,359,448 ÷ 1,101,752 shares)	$ 10.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 1,838,093
Special dividends		786,604
Interest		47,729
Income from Fidelity Central Funds		4,502
Income before foreign taxes withheld		2,676,928
Less foreign taxes withheld		(75,975)
Total income		2,600,953

Expenses
Management fee	$ 767,540
Transfer agent fees	262,076
Distribution and service plan fees	63,370
Accounting and security lending fees	49,282
Custodian fees and expenses	118,519
Independent trustees' compensation	456
Registration fees	75,271
Audit	32,163
Legal	280
Miscellaneous	758
Total expenses before reductions	1,369,715
Expense reductions	(128,490)	1,241,225
Net investment income (loss)		1,359,728
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,775,879
Foreign currency transactions	26,225
Total net realized gain (loss)		4,802,104
Change in net unrealized appreciation (depreciation) on: Investment securities	20,685,986
Assets and liabilities in foreign currencies	663
Total change in net unrealized appreciation (depreciation)		20,686,649
Net gain (loss)		25,488,753
Net increase (decrease) in net assets resulting from operations		$ 26,848,481

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,359,728	$ 1,510,417
Net realized gain (loss)	4,802,104	(3,213,726)
Change in net unrealized appreciation (depreciation)	20,686,649	29,135,993
Net increase (decrease) in net assets resulting from operations	26,848,481	27,432,684
Distributions to shareholders from net investment income	(1,835,361)	(816,015)
Distributions to shareholders from net realized gain	(302,617)	(391,419)
Total distributions	(2,137,978)	(1,207,434)
Share transactions - net increase (decrease)	14,357,185	22,045,599
Redemption fees	62,584	89,745
Total increase (decrease) in net assets	39,130,272	48,360,594

Net Assets
Beginning of period	166,571,760	118,211,166
End of period (including undistributed net investment income of $898,585 and undistributed net investment income of $1,374,218, respectively)	$ 205,702,032	$ 166,571,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 7.26	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06 L	.07	.05	.04
Net realized and unrealized gain (loss)	1.35	1.70	2.48	(5.31)
Total from investment operations	1.41	1.77	2.53	(5.27)
Distributions from net investment income	(.08)	(.04)	(.03)	-
Distributions from net realized gain	(.02)	(.02)	-	-
Total distributions	(.10)	(.07) K	(.03)	-
Redemption fees added to paid in capital E	- J	.01	.01	.02
Net asset value, end of period	$ 10.28	$ 8.97	$ 7.26	$ 4.75
Total Return B,C,D	15.80%	24.66%	53.78%	(52.50)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.63% A	1.69%	1.87%	2.50% A
Expenses net of fee waivers, if any	1.56% A	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.50% A	1.38%	1.39%	1.23% A
Net investment income (loss)	1.24% A,L	.95%	.84%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,522	$ 10,045	$ 4,817	$ 1,368
Portfolio turnover rate G	59% A	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.024 per share.

L Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.96	$ 7.25	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05 L	.06	.04	.04
Net realized and unrealized gain (loss)	1.33	1.69	2.47	(5.31)
Total from investment operations	1.38	1.75	2.51	(5.27)
Distributions from net investment income	(.07)	(.03)	(.02)	-
Distributions from net realized gain	(.02)	(.02)	-	-
Total distributions	(.08) K	(.05)	(.02)	-
Redemption fees added to paid in capital E	- J	.01	.01	.02
Net asset value, end of period	$ 10.26	$ 8.96	$ 7.25	$ 4.75
Total Return B,C,D	15.54%	24.44%	53.20%	(52.50)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	1.95%	2.15%	2.78% A
Expenses net of fee waivers, if any	1.83% A	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.77% A	1.62%	1.64%	1.49% A
Net investment income (loss)	.97% A,L	.70%	.59%	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,345	$ 3,114	$ 1,560	$ 568
Portfolio turnover rate G	59% A	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

L Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.93	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02 K	.02	.01	.02
Net realized and unrealized gain (loss)	1.34	1.68	2.48	(5.31)
Total from investment operations	1.36	1.70	2.49	(5.29)
Distributions from net investment income	(.02)	-	-	-
Distributions from net realized gain	(.01)	(.01)	-	-
Total distributions	(.03)	(.01)	-	-
Redemption fees added to paid in capital E	- J	.01	.01	.02
Net asset value, end of period	$ 10.26	$ 8.93	$ 7.23	$ 4.73
Total Return B,C,D	15.29%	23.72%	52.85%	(52.70)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.40% A	2.47%	2.68%	3.32% A
Expenses net of fee waivers, if any	2.32% A	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.26% A	2.12%	2.14%	1.99% A
Net investment income (loss)	.48% A,K	.20%	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 783	$ 822	$ 782	$ 487
Portfolio turnover rate G	59% A	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.90	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02 L	.02	.01	.02
Net realized and unrealized gain (loss)	1.34	1.67	2.48	(5.31)
Total from investment operations	1.36	1.69	2.49	(5.29)
Distributions from net investment income	(.05)	(.01)	-	-
Distributions from net realized gain	(.02)	(.02)	-	-
Total distributions	(.06) K	(.03)	-	-
Redemption fees added to paid in capital E	- J	.01	.01	.02
Net asset value, end of period	$ 10.20	$ 8.90	$ 7.23	$ 4.73
Total Return B,C,D	15.38%	23.61%	52.85%	(52.70)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.39% A	2.45%	2.61%	3.28% A
Expenses net of fee waivers, if any	2.32% A	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.26% A	2.13%	2.14%	1.99% A
Net investment income (loss)	.48% A,L	.20%	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,710	$ 5,151	$ 2,677	$ 741
Portfolio turnover rate G	59% A	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.06 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.015 per share.

L Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Europe, Middle East, Africa (EMEA)

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.00	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07 K	.09	.07	.05
Net realized and unrealized gain (loss)	1.35	1.70	2.48	(5.31)
Total from investment operations	1.42	1.79	2.55	(5.26)
Distributions from net investment income	(.09)	(.05)	(.04)	-
Distributions from net realized gain	(.02)	(.02)	-	-
Total distributions	(.11)	(.08) J	(.04)	-
Redemption fees added to paid in capital D	- I	.01	.01	.02
Net asset value, end of period	$ 10.31	$ 9.00	$ 7.28	$ 4.76
Total Return B,C	15.90%	24.92%	54.15%	(52.40)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.38% A	1.45%	1.61%	2.19% A
Expenses net of fee waivers, if any	1.31% A	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.24% A	1.12%	1.14%	.98% A
Net investment income (loss)	1.50% A,K	1.21%	1.09%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 164,983	$ 140,270	$ 104,141	$ 32,535
Portfolio turnover rate F	59% A	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 8, 2008 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.024 per share.

K Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .67%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.00	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07 K	.09	.06	.05
Net realized and unrealized gain (loss)	1.35	1.70	2.49	(5.31)
Total from investment operations	1.42	1.79	2.55	(5.26)
Distributions from net investment income	(.09)	(.05)	(.04)	-
Distributions from net realized gain	(.02)	(.02)	-	-
Total distributions	(.11)	(.08) J	(.04)	-
Redemption fees added to paid in capital D	- I	.01	.01	.02
Net asset value, end of period	$ 10.31	$ 9.00	$ 7.28	$ 4.76
Total Return B,C	15.90%	24.95%	54.15%	(52.40)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.29% A	1.34%	1.60%	2.12% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.19% A	1.13%	1.14%	.98% A
Net investment income (loss)	1.55% A,K	1.20%	1.09%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,359	$ 7,171	$ 4,235	$ 2,695
Portfolio turnover rate F	59% A	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 8, 2008 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.024 per share.

K Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .72%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Europe, Middle East, Africa (EMEA) and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 49,870,191
Gross unrealized depreciation	(5,208,130)
Net unrealized appreciation (depreciation) on securities and other investments	$ 44,662,061
Tax cost	$ 161,926,905

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $67,725,532 and $53,836,696, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 15,588	$ 2,115
Class T	.25%	.25%	9,328	96
Class B	.75%	.25%	4,033	3,040
Class C	.75%	.25%	34,421	17,170
			$ 63,370	$ 22,421

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,694
Class T	1,890
Class B*	768
Class C*	683
$ 12,035

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 17,420.28
Class T	5,714.31
Class B	1,233.31
Class C	9,867.29
Emerging Europe, Middle East, Africa (EMEA)	218,607.28
Institutional Class	9,235.19
	$ 262,076

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $145 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $323 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50% - 1.65%*	$ 4,071
Class T	1.75% - 1.90%*	1,326
Class B	2.25% - 2.40%*	325
Class C	2.25% - 2.40%*	2,211
Emerging Europe, Middle East, Africa (EMEA)	1.25% - 1.40%*	56,199
Institutional Class	1.25% - 1.40%*	1,658
		$ 65,790

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $62,700 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 97,896	$ 26,924
Class T	26,168	5,586
Class B	1,907	-
Class C	32,267	2,308
Emerging Europe, Middle East, Africa (EMEA)	1,585,636	748,050
Institutional Class	91,487	33,147
Total	$ 1,835,361	$ 816,015
From net realized gain
Class A	$ 18,012	$ 15,761
Class T	5,690	5,156
Class B	902	1,284
Class C	9,924	9,232
Emerging Europe, Middle East, Africa (EMEA)	253,422	345,254
Institutional Class	14,667	14,732
Total	$ 302,617	$ 391,419

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	669,853	750,400	$ 6,305,547	$ 5,978,580
Reinvestment of distributions	10,020	5,604	92,483	40,683
Shares redeemed	(289,439)	(299,775)	(2,706,401)	(2,302,163)
Net increase (decrease)	390,434	456,229	$ 3,691,629	$ 3,717,100
Class T
Shares sold	134,947	258,490	$ 1,263,366	$ 2,070,251
Reinvestment of distributions	3,447	1,476	31,848	10,717
Shares redeemed	(62,669)	(127,308)	(586,569)	(967,322)
Net increase (decrease)	75,725	132,658	$ 708,645	$ 1,113,646

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class B
Shares sold	5,838	50,154	$ 55,434	$ 403,463
Reinvestment of distributions	285	173	2,673	1,261
Shares redeemed	(21,849)	(66,507)	(202,178)	(516,486)
Net increase (decrease)	(15,726)	(16,180)	$ (144,071)	$ (111,762)
Class C
Shares sold	348,835	353,916	$ 3,266,635	$ 2,814,751
Reinvestment of distributions	4,100	1,559	37,820	11,306
Shares redeemed	(77,418)	(147,366)	(715,457)	(1,102,603)
Net increase (decrease)	275,517	208,109	$ 2,588,998	$ 1,723,454
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	5,703,218	10,587,461	$ 53,687,486	$ 85,331,520
Reinvestment of distributions	187,137	144,800	1,730,170	1,051,250
Shares redeemed	(5,474,713)	(9,457,558)	(50,726,933)	(72,517,018)
Net increase (decrease)	415,642	1,274,703	$ 4,690,723	$ 13,865,752
Institutional Class
Shares sold	393,932	319,437	$ 3,664,501	$ 2,551,378
Reinvestment of distributions	1,263	825	11,681	5,986
Shares redeemed	(90,424)	(105,236)	(854,921)	(819,955)
Net increase (decrease)	304,771	215,026	$ 2,821,261	$ 1,737,409

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

EME-USAN-0611
1.861974.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Emerging Europe,
Middle East, Africa (EMEA)
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011

Class A, Class T, Class B, and Class C are classes of Fidelity® Emerging Europe,
Middle East, Africa (EMEA) Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.56%
Actual		$ 1,000.00	$ 1,158.00	$ 8.35
Hypothetical A		$ 1,000.00	$ 1,017.06	$ 7.80
Class T	1.83%
Actual		$ 1,000.00	$ 1,155.40	$ 9.78
Hypothetical A		$ 1,000.00	$ 1,015.72	$ 9.15
Class B	2.32%
Actual		$ 1,000.00	$ 1,152.90	$ 12.38
Hypothetical A		$ 1,000.00	$ 1,013.29	$ 11.58
Class C	2.32%
Actual		$ 1,000.00	$ 1,153.80	$ 12.39
Hypothetical A		$ 1,000.00	$ 1,013.29	$ 11.58
Emerging Europe, Middle East, Africa (EMEA)	1.31%
Actual		$ 1,000.00	$ 1,159.00	$ 7.01
Hypothetical A		$ 1,000.00	$ 1,018.30	$ 6.56
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,159.00	$ 6.69
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

If changes to voluntary expense limitations, effective January 1, 2011, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.63%
Actual		$ 8.72
Hypothetical A		$ 8.15
Class T	1.91%
Actual		$ 10.21
Hypothetical A		$ 9.54
Class B	2.40%
Actual		$ 12.81
Hypothetical A		$ 11.98
Class C	2.39%
Actual		$ 12.76
Hypothetical A		$ 11.93
Emerging Europe, Middle East, Africa (EMEA)	1.38%
Actual		$ 7.39
Hypothetical A		$ 6.90
Institutional Class	1.29%
Actual		$ 6.90
Hypothetical A		$ 6.46

A 5% return per year before expenses

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
South Africa 45.0%
Russia 32.4%
Turkey 8.3%
United States of America* 3.6%
Poland 3.1%
United Arab Emirates 1.4%
Morocco 1.0%
Nigeria 1.0%
Kenya 0.9%
Other 3.3%

* Includes short-term investments and net other assets.

As of October 31, 2010
South Africa 44.7%
Russia 28.1%
Turkey 11.0%
United States of America* 4.5%
Poland 3.1%
Qatar 1.1%
Kenya 1.1%
Morocco 1.0%
Egypt 0.9%
Other 4.5%

* Includes short-term investments and net other assets.

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.1	95.1
Bonds	0.3	0.4
Short-Term Investments and Net Other Assets	3.6	4.5
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
OAO Gazprom (Russia, Oil, Gas & Consumable Fuels)	9.3	6.5
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	6.2	4.7
Lukoil Oil Co. sponsored ADR (United Kingdom) (Russia, Oil, Gas & Consumable Fuels)	5.7	4.5
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	5.1	4.8
Standard Bank Group Ltd. (South Africa, Commercial Banks)	3.8	4.1
Shoprite Holdings Ltd. (South Africa, Food & Staples Retailing)	3.5	2.8
OAO NOVATEK (Russia, Oil, Gas & Consumable Fuels)	3.3	2.6
Harmony Gold Mining Co. Ltd. (South Africa, Metals & Mining)	3.3	2.4
Exxaro Resources Ltd. (South Africa, Metals & Mining)	2.9	3.0
FirstRand Ltd. (South Africa, Diversified Financial Services)	2.9	3.2
	46.0
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	27.5	20.2
Financials	24.0	25.9
Materials	14.7	13.0
Telecommunication Services	10.5	9.4
Consumer Staples	8.8	8.9
Consumer Discretionary	6.8	9.2
Industrials	1.9	4.4
Utilities	1.0	1.0
Health Care	0.7	2.7
Information Technology	0.2	0.4

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 0.1%
Paladin Energy Ltd. (Canada) (a)	40,000	$ 144,594
Bailiwick of Jersey - 0.3%
Randgold Resources Ltd.	8,000	695,646
Canada - 0.8%
Bankers Petroleum Ltd. (a)	188,100	1,650,174
Jordan - 0.1%
Jordan Phosphates Mines Co. (a)	10,548	221,467
Kazakhstan - 0.8%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	68,400	1,549,260
Kenya - 0.9%
British American Tobacco Kenya Ltd.	185,900	582,122
East African Breweries Ltd.	279,106	683,115
Safaricom Ltd.	12,803,616	606,770
TOTAL KENYA		1,872,007
Morocco - 1.0%
Maroc Telecom	103,300	2,122,220
Nigeria - 1.0%
Guaranty Trust Bank PLC GDR (Reg. S)	54,913	345,952
Nigerian Breweries PLC	1,091,779	610,521
Skye Bank PLC	8,507,787	454,959
Zenith Bank PLC	6,651,200	645,121
TOTAL NIGERIA		2,056,553
Poland - 3.1%
Bank Polska Kasa Opieki SA	53,300	3,493,700
Eurocash SA	136,900	1,676,084
Powszechna Kasa Oszczednosci Bank SA	75,600	1,301,509
TOTAL POLAND		6,471,293
Qatar - 0.4%
Qatar National Bank SAQ	19,435	728,502
Qatar National Bank SAQ rights 5/8/11 (a)	4,858	48,693
TOTAL QATAR		777,195
Russia - 31.0%
DIXY Group OJSC (a)	115,500	1,516,030
DIXY Group OJSC rights 5/24/11 (a)	39,966	0
Federal Grid Co. Unified Energy System JSC (a)	57,663,100	760,893
Lukoil Oil Co. sponsored ADR (United Kingdom)	168,695	11,673,694
Magnit OJSC	12,300	1,632,429
Common Stocks - continued
	Shares	Value
Russia - continued
Novolipetsk Steel Ojsc	37,900	$ 1,446,264
OAO Gazprom (a)	2,209,200	18,672,703
OAO Gazprom sponsored ADR (Reg. S)	23,800	401,506
OAO NOVATEK (a)	39,500	515,802
OAO NOVATEK GDR	44,500	6,252,250
OJSC Oil Co. Rosneft (a)	32,800	292,304
OJSC Oil Co. Rosneft GDR (Reg. S)	374,900	3,345,983
Sberbank (Savings Bank of the Russian Federation)	2,890,700	10,544,340
Sistema JSFC sponsored GDR	26,300	741,397
TGK-1 OAO (a)	670,128,100	403,551
TNK-BP Holding	258,300	838,784
Uralkali JSC (a)	296,400	2,471,388
VTB Bank JSC unit	343,100	2,219,857
TOTAL RUSSIA		63,729,175
South Africa - 45.0%
Africa Cellular Towers Ltd. (a)	5,335,800	105,599
African Rainbow Minerals Ltd.	66,900	2,175,428
AngloGold Ashanti Ltd.	106,400	5,415,328
ArcelorMittal South Africa Ltd.	61,400	839,386
Aspen Pharmacare Holdings Ltd.	110,400	1,361,355
Aveng Ltd.	168,700	895,539
Barloworld Ltd.	41,400	469,541
Cashbuild Ltd.	90,500	1,281,294
Clicks Group Ltd.	800,115	5,347,296
DRDGOLD Ltd.	1,024,814	621,427
Exxaro Resources Ltd.	221,700	5,987,377
FirstRand Ltd.	1,887,100	5,935,298
Foschini Ltd.	152,100	2,097,851
Harmony Gold Mining Co. Ltd.	439,500	6,743,322
Illovo Sugar Ltd.	222,803	966,681
Impala Platinum Holdings Ltd.	35,800	1,117,423
Lewis Group Ltd.	38,300	460,271
Mr Price Group Ltd.	166,400	1,702,315
MTN Group Ltd.	574,850	12,776,000
Nampak Ltd.	317,600	1,085,461
Naspers Ltd. Class N	47,400	2,850,314
Northam Platinum Ltd.	224,300	1,478,545
Paracon Holdings Ltd.	1,828,728	445,437
Pioneer Foods Ltd. (a)	130,600	1,153,157
Raubex Group Ltd.	533,400	1,603,753
RMB Holdings Ltd.	258,400	1,114,439
Common Stocks - continued
	Shares	Value
South Africa - continued
Sanlam Ltd.	480,700	$ 2,060,744
Sasol Ltd.	96,000	5,544,281
Shoprite Holdings Ltd.	459,800	7,244,803
Spur Corp. Ltd.	162,800	334,584
Standard Bank Group Ltd.	491,163	7,703,829
Vodacom Group (Pty) Ltd.	294,900	3,605,019
TOTAL SOUTH AFRICA		92,523,097
Turkey - 8.3%
Aygaz AS	118,000	876,660
Bim Birlesik Magazalar AS JSC	50,000	1,742,275
Koc Holding AS	181,000	973,425
Tupras-Turkiye Petrol Rafinerileri AS	66,000	2,143,590
Turk Telekomunikasyon AS	304,000	1,582,959
Turkiye Garanti Bankasi AS	1,058,000	5,481,289
Turkiye Halk Bankasi AS	314,000	2,714,727
Turkiye Is Bankasi AS Series C	443,000	1,566,956
TOTAL TURKEY		17,081,881
United Arab Emirates - 1.4%
Dubai Financial Market PJSC (a)	3,583,031	1,336,442
First Gulf Bank PJSC	306,769	1,520,064
TOTAL UNITED ARAB EMIRATES		2,856,506
United Kingdom - 0.3%
Aurelian Oil & Gas PLC (a)	444,346	523,276
Zambia - 0.2%
Zambeef Products PLC	629,909	477,285
TOTAL COMMON STOCKS (Cost $149,134,032)		194,751,629
Nonconvertible Preferred Stocks - 1.4%

Russia - 1.4%
Surgutneftegaz JSC (a) (Cost $2,587,033)	5,050,300	2,949,894
Government Obligations - 0.3%
		Principal Amount	Value
Ghana - 0.3%
Ghana Republic 14.99% 3/11/13 (Cost $672,328)	GHS	950,000	$ 665,164
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $8,222,279)	8,222,279	8,222,279
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $160,615,672)		206,588,966
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(886,934)
NET ASSETS - 100%		$ 205,702,032
Currency Abbreviations
GHS	-	Ghana Cedi
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,482
Fidelity Securities Lending Cash Central Fund	20
Total	$ 4,502
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
South Africa	$ 92,523,097	$ 74,198,739	$ 18,324,358	$ -
Russia	66,679,069	66,679,069	-	-
Turkey	17,081,881	17,081,881	-	-
Poland	6,471,293	6,471,293	-	-
United Arab Emirates	2,856,506	2,856,506	-	-
Morocco	2,122,220	2,122,220	-	-
Nigeria	2,056,553	2,056,553	-	-
Kenya	1,872,007	1,872,007	-	-
Canada	1,650,174	1,650,174	-	-
Other	4,388,723	3,644,384	744,339	-
Government Obligations	665,164	-	665,164	-
Money Market Funds	8,222,279	8,222,279	-	-
Total Investments in Securities:	$ 206,588,966	$ 186,855,105	$ 19,733,861	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $13,853,821 of which $9,997,975, $579,836 and $3,276,010 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $152,393,393)	$ 198,366,687
Fidelity Central Funds (cost $8,222,279)	8,222,279
Total Investments (cost $160,615,672)		$ 206,588,966
Cash		323,049
Foreign currency held at value (cost $73,423)		73,424
Receivable for investments sold		546,445
Receivable for fund shares sold		1,007,766
Dividends receivable		306,446
Interest receivable		11,893
Distributions receivable from Fidelity Central Funds		890
Prepaid expenses		129
Receivable from investment adviser for expense reductions		9
Other receivables		41,168
Total assets		208,900,185

Liabilities
Payable for investments purchased	$ 2,535,416
Payable for fund shares redeemed	411,503
Accrued management fee	133,725
Distribution and service plan fees payable	12,354
Other affiliated payables	50,191
Other payables and accrued expenses	54,964
Total liabilities		3,198,153

Net Assets		$ 205,702,032
Net Assets consist of:
Paid in capital		$ 169,584,630
Undistributed net investment income		898,585
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,761,200)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,980,017
Net Assets		$ 205,702,032

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,521,614 ÷ 1,509,882 shares)	$ 10.28

Maximum offering price per share (100/94.25 of $10.28)	$ 10.91
Class T: Net Asset Value and redemption price per share ($4,345,084 ÷ 423,434 shares)	$ 10.26

Maximum offering price per share (100/96.50 of $10.26)	$ 10.63
Class B: Net Asset Value and offering price per share ($782,825 ÷ 76,321 shares)A	$ 10.26

Class C: Net Asset Value and offering price per share ($8,710,357 ÷ 854,061 shares)A	$ 10.20

Emerging Europe, Middle East, Africa (EMEA): Net Asset Value, offering price and redemption price per share ($164,982,704 ÷ 16,000,534 shares)	$ 10.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,359,448 ÷ 1,101,752 shares)	$ 10.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 1,838,093
Special dividends		786,604
Interest		47,729
Income from Fidelity Central Funds		4,502
Income before foreign taxes withheld		2,676,928
Less foreign taxes withheld		(75,975)
Total income		2,600,953

Expenses
Management fee	$ 767,540
Transfer agent fees	262,076
Distribution and service plan fees	63,370
Accounting and security lending fees	49,282
Custodian fees and expenses	118,519
Independent trustees' compensation	456
Registration fees	75,271
Audit	32,163
Legal	280
Miscellaneous	758
Total expenses before reductions	1,369,715
Expense reductions	(128,490)	1,241,225
Net investment income (loss)		1,359,728
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,775,879
Foreign currency transactions	26,225
Total net realized gain (loss)		4,802,104
Change in net unrealized appreciation (depreciation) on: Investment securities	20,685,986
Assets and liabilities in foreign currencies	663
Total change in net unrealized appreciation (depreciation)		20,686,649
Net gain (loss)		25,488,753
Net increase (decrease) in net assets resulting from operations		$ 26,848,481

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,359,728	$ 1,510,417
Net realized gain (loss)	4,802,104	(3,213,726)
Change in net unrealized appreciation (depreciation)	20,686,649	29,135,993
Net increase (decrease) in net assets resulting from operations	26,848,481	27,432,684
Distributions to shareholders from net investment income	(1,835,361)	(816,015)
Distributions to shareholders from net realized gain	(302,617)	(391,419)
Total distributions	(2,137,978)	(1,207,434)
Share transactions - net increase (decrease)	14,357,185	22,045,599
Redemption fees	62,584	89,745
Total increase (decrease) in net assets	39,130,272	48,360,594

Net Assets
Beginning of period	166,571,760	118,211,166
End of period (including undistributed net investment income of $898,585 and undistributed net investment income of $1,374,218, respectively)	$ 205,702,032	$ 166,571,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 7.26	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06 L	.07	.05	.04
Net realized and unrealized gain (loss)	1.35	1.70	2.48	(5.31)
Total from investment operations	1.41	1.77	2.53	(5.27)
Distributions from net investment income	(.08)	(.04)	(.03)	-
Distributions from net realized gain	(.02)	(.02)	-	-
Total distributions	(.10)	(.07) K	(.03)	-
Redemption fees added to paid in capital E	- J	.01	.01	.02
Net asset value, end of period	$ 10.28	$ 8.97	$ 7.26	$ 4.75
Total Return B,C,D	15.80%	24.66%	53.78%	(52.50)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.63% A	1.69%	1.87%	2.50% A
Expenses net of fee waivers, if any	1.56% A	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.50% A	1.38%	1.39%	1.23% A
Net investment income (loss)	1.24% A,L	.95%	.84%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,522	$ 10,045	$ 4,817	$ 1,368
Portfolio turnover rate G	59% A	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.024 per share.

L Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.96	$ 7.25	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05 L	.06	.04	.04
Net realized and unrealized gain (loss)	1.33	1.69	2.47	(5.31)
Total from investment operations	1.38	1.75	2.51	(5.27)
Distributions from net investment income	(.07)	(.03)	(.02)	-
Distributions from net realized gain	(.02)	(.02)	-	-
Total distributions	(.08) K	(.05)	(.02)	-
Redemption fees added to paid in capital E	- J	.01	.01	.02
Net asset value, end of period	$ 10.26	$ 8.96	$ 7.25	$ 4.75
Total Return B,C,D	15.54%	24.44%	53.20%	(52.50)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	1.95%	2.15%	2.78% A
Expenses net of fee waivers, if any	1.83% A	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.77% A	1.62%	1.64%	1.49% A
Net investment income (loss)	.97% A,L	.70%	.59%	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,345	$ 3,114	$ 1,560	$ 568
Portfolio turnover rate G	59% A	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

L Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.93	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02 K	.02	.01	.02
Net realized and unrealized gain (loss)	1.34	1.68	2.48	(5.31)
Total from investment operations	1.36	1.70	2.49	(5.29)
Distributions from net investment income	(.02)	-	-	-
Distributions from net realized gain	(.01)	(.01)	-	-
Total distributions	(.03)	(.01)	-	-
Redemption fees added to paid in capital E	- J	.01	.01	.02
Net asset value, end of period	$ 10.26	$ 8.93	$ 7.23	$ 4.73
Total Return B,C,D	15.29%	23.72%	52.85%	(52.70)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.40% A	2.47%	2.68%	3.32% A
Expenses net of fee waivers, if any	2.32% A	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.26% A	2.12%	2.14%	1.99% A
Net investment income (loss)	.48% A,K	.20%	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 783	$ 822	$ 782	$ 487
Portfolio turnover rate G	59% A	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.90	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02 L	.02	.01	.02
Net realized and unrealized gain (loss)	1.34	1.67	2.48	(5.31)
Total from investment operations	1.36	1.69	2.49	(5.29)
Distributions from net investment income	(.05)	(.01)	-	-
Distributions from net realized gain	(.02)	(.02)	-	-
Total distributions	(.06) K	(.03)	-	-
Redemption fees added to paid in capital E	- J	.01	.01	.02
Net asset value, end of period	$ 10.20	$ 8.90	$ 7.23	$ 4.73
Total Return B,C,D	15.38%	23.61%	52.85%	(52.70)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.39% A	2.45%	2.61%	3.28% A
Expenses net of fee waivers, if any	2.32% A	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.26% A	2.13%	2.14%	1.99% A
Net investment income (loss)	.48% A,L	.20%	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,710	$ 5,151	$ 2,677	$ 741
Portfolio turnover rate G	59% A	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.06 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.015 per share.

L Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Europe, Middle East, Africa (EMEA)

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.00	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07 K	.09	.07	.05
Net realized and unrealized gain (loss)	1.35	1.70	2.48	(5.31)
Total from investment operations	1.42	1.79	2.55	(5.26)
Distributions from net investment income	(.09)	(.05)	(.04)	-
Distributions from net realized gain	(.02)	(.02)	-	-
Total distributions	(.11)	(.08) J	(.04)	-
Redemption fees added to paid in capital D	- I	.01	.01	.02
Net asset value, end of period	$ 10.31	$ 9.00	$ 7.28	$ 4.76
Total Return B,C	15.90%	24.92%	54.15%	(52.40)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.38% A	1.45%	1.61%	2.19% A
Expenses net of fee waivers, if any	1.31% A	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.24% A	1.12%	1.14%	.98% A
Net investment income (loss)	1.50% A,K	1.21%	1.09%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 164,983	$ 140,270	$ 104,141	$ 32,535
Portfolio turnover rate F	59% A	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 8, 2008 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.024 per share.

K Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .67%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.00	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07 K	.09	.06	.05
Net realized and unrealized gain (loss)	1.35	1.70	2.49	(5.31)
Total from investment operations	1.42	1.79	2.55	(5.26)
Distributions from net investment income	(.09)	(.05)	(.04)	-
Distributions from net realized gain	(.02)	(.02)	-	-
Total distributions	(.11)	(.08) J	(.04)	-
Redemption fees added to paid in capital D	- I	.01	.01	.02
Net asset value, end of period	$ 10.31	$ 9.00	$ 7.28	$ 4.76
Total Return B,C	15.90%	24.95%	54.15%	(52.40)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.29% A	1.34%	1.60%	2.12% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.19% A	1.13%	1.14%	.98% A
Net investment income (loss)	1.55% A,K	1.20%	1.09%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,359	$ 7,171	$ 4,235	$ 2,695
Portfolio turnover rate F	59% A	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 8, 2008 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.024 per share.

K Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .72%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Europe, Middle East, Africa (EMEA) and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 49,870,191
Gross unrealized depreciation	(5,208,130)
Net unrealized appreciation (depreciation) on securities and other investments	$ 44,662,061
Tax cost	$ 161,926,905

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $67,725,532 and $53,836,696, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 15,588	$ 2,115
Class T	.25%	.25%	9,328	96
Class B	.75%	.25%	4,033	3,040
Class C	.75%	.25%	34,421	17,170
			$ 63,370	$ 22,421

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,694
Class T	1,890
Class B*	768
Class C*	683
$ 12,035

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 17,420.28
Class T	5,714.31
Class B	1,233.31
Class C	9,867.29
Emerging Europe, Middle East, Africa (EMEA)	218,607.28
Institutional Class	9,235.19
	$ 262,076

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $145 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $323 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity

Semiannual Report

7. Security Lending - continued

Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50% - 1.65%*	$ 4,071
Class T	1.75% - 1.90%*	1,326
Class B	2.25% - 2.40%*	325
Class C	2.25% - 2.40%*	2,211
Emerging Europe, Middle East, Africa (EMEA)	1.25% - 1.40%*	56,199
Institutional Class	1.25% - 1.40%*	1,658
		$ 65,790

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $62,700 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 97,896	$ 26,924
Class T	26,168	5,586
Class B	1,907	-
Class C	32,267	2,308
Emerging Europe, Middle East, Africa (EMEA)	1,585,636	748,050
Institutional Class	91,487	33,147
Total	$ 1,835,361	$ 816,015
From net realized gain
Class A	$ 18,012	$ 15,761
Class T	5,690	5,156
Class B	902	1,284
Class C	9,924	9,232
Emerging Europe, Middle East, Africa (EMEA)	253,422	345,254
Institutional Class	14,667	14,732
Total	$ 302,617	$ 391,419

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	669,853	750,400	$ 6,305,547	$ 5,978,580
Reinvestment of distributions	10,020	5,604	92,483	40,683
Shares redeemed	(289,439)	(299,775)	(2,706,401)	(2,302,163)
Net increase (decrease)	390,434	456,229	$ 3,691,629	$ 3,717,100
Class T
Shares sold	134,947	258,490	$ 1,263,366	$ 2,070,251
Reinvestment of distributions	3,447	1,476	31,848	10,717
Shares redeemed	(62,669)	(127,308)	(586,569)	(967,322)
Net increase (decrease)	75,725	132,658	$ 708,645	$ 1,113,646

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class B
Shares sold	5,838	50,154	$ 55,434	$ 403,463
Reinvestment of distributions	285	173	2,673	1,261
Shares redeemed	(21,849)	(66,507)	(202,178)	(516,486)
Net increase (decrease)	(15,726)	(16,180)	$ (144,071)	$ (111,762)
Class C
Shares sold	348,835	353,916	$ 3,266,635	$ 2,814,751
Reinvestment of distributions	4,100	1,559	37,820	11,306
Shares redeemed	(77,418)	(147,366)	(715,457)	(1,102,603)
Net increase (decrease)	275,517	208,109	$ 2,588,998	$ 1,723,454
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	5,703,218	10,587,461	$ 53,687,486	$ 85,331,520
Reinvestment of distributions	187,137	144,800	1,730,170	1,051,250
Shares redeemed	(5,474,713)	(9,457,558)	(50,726,933)	(72,517,018)
Net increase (decrease)	415,642	1,274,703	$ 4,690,723	$ 13,865,752
Institutional Class
Shares sold	393,932	319,437	$ 3,664,501	$ 2,551,378
Reinvestment of distributions	1,263	825	11,681	5,986
Shares redeemed	(90,424)	(105,236)	(854,921)	(819,955)
Net increase (decrease)	304,771	215,026	$ 2,821,261	$ 1,737,409

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

AEME-USAN-0611
1.861991.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Emerging Europe,
Middle East, Africa (EMEA)
Fund - Institutional Class

Semiannual Report

April 30, 2011

Institutional Class is a
class of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.56%
Actual		$ 1,000.00	$ 1,158.00	$ 8.35
Hypothetical A		$ 1,000.00	$ 1,017.06	$ 7.80
Class T	1.83%
Actual		$ 1,000.00	$ 1,155.40	$ 9.78
Hypothetical A		$ 1,000.00	$ 1,015.72	$ 9.15
Class B	2.32%
Actual		$ 1,000.00	$ 1,152.90	$ 12.38
Hypothetical A		$ 1,000.00	$ 1,013.29	$ 11.58
Class C	2.32%
Actual		$ 1,000.00	$ 1,153.80	$ 12.39
Hypothetical A		$ 1,000.00	$ 1,013.29	$ 11.58
Emerging Europe, Middle East, Africa (EMEA)	1.31%
Actual		$ 1,000.00	$ 1,159.00	$ 7.01
Hypothetical A		$ 1,000.00	$ 1,018.30	$ 6.56
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,159.00	$ 6.69
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

If changes to voluntary expense limitations, effective January 1, 2011, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.63%
Actual		$ 8.72
Hypothetical A		$ 8.15
Class T	1.91%
Actual		$ 10.21
Hypothetical A		$ 9.54
Class B	2.40%
Actual		$ 12.81
Hypothetical A		$ 11.98
Class C	2.39%
Actual		$ 12.76
Hypothetical A		$ 11.93
Emerging Europe, Middle East, Africa (EMEA)	1.38%
Actual		$ 7.39
Hypothetical A		$ 6.90
Institutional Class	1.29%
Actual		$ 6.90
Hypothetical A		$ 6.46

A 5% return per year before expenses

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
South Africa 45.0%
Russia 32.4%
Turkey 8.3%
United States of America* 3.6%
Poland 3.1%
United Arab Emirates 1.4%
Morocco 1.0%
Nigeria 1.0%
Kenya 0.9%
Other 3.3%

* Includes short-term investments and net other assets.

As of October 31, 2010
South Africa 44.7%
Russia 28.1%
Turkey 11.0%
United States of America* 4.5%
Poland 3.1%
Qatar 1.1%
Kenya 1.1%
Morocco 1.0%
Egypt 0.9%
Other 4.5%

* Includes short-term investments and net other assets.

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.1	95.1
Bonds	0.3	0.4
Short-Term Investments and Net Other Assets	3.6	4.5
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
OAO Gazprom (Russia, Oil, Gas & Consumable Fuels)	9.3	6.5
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	6.2	4.7
Lukoil Oil Co. sponsored ADR (United Kingdom) (Russia, Oil, Gas & Consumable Fuels)	5.7	4.5
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	5.1	4.8
Standard Bank Group Ltd. (South Africa, Commercial Banks)	3.8	4.1
Shoprite Holdings Ltd. (South Africa, Food & Staples Retailing)	3.5	2.8
OAO NOVATEK (Russia, Oil, Gas & Consumable Fuels)	3.3	2.6
Harmony Gold Mining Co. Ltd. (South Africa, Metals & Mining)	3.3	2.4
Exxaro Resources Ltd. (South Africa, Metals & Mining)	2.9	3.0
FirstRand Ltd. (South Africa, Diversified Financial Services)	2.9	3.2
	46.0
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	27.5	20.2
Financials	24.0	25.9
Materials	14.7	13.0
Telecommunication Services	10.5	9.4
Consumer Staples	8.8	8.9
Consumer Discretionary	6.8	9.2
Industrials	1.9	4.4
Utilities	1.0	1.0
Health Care	0.7	2.7
Information Technology	0.2	0.4

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 0.1%
Paladin Energy Ltd. (Canada) (a)	40,000	$ 144,594
Bailiwick of Jersey - 0.3%
Randgold Resources Ltd.	8,000	695,646
Canada - 0.8%
Bankers Petroleum Ltd. (a)	188,100	1,650,174
Jordan - 0.1%
Jordan Phosphates Mines Co. (a)	10,548	221,467
Kazakhstan - 0.8%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	68,400	1,549,260
Kenya - 0.9%
British American Tobacco Kenya Ltd.	185,900	582,122
East African Breweries Ltd.	279,106	683,115
Safaricom Ltd.	12,803,616	606,770
TOTAL KENYA		1,872,007
Morocco - 1.0%
Maroc Telecom	103,300	2,122,220
Nigeria - 1.0%
Guaranty Trust Bank PLC GDR (Reg. S)	54,913	345,952
Nigerian Breweries PLC	1,091,779	610,521
Skye Bank PLC	8,507,787	454,959
Zenith Bank PLC	6,651,200	645,121
TOTAL NIGERIA		2,056,553
Poland - 3.1%
Bank Polska Kasa Opieki SA	53,300	3,493,700
Eurocash SA	136,900	1,676,084
Powszechna Kasa Oszczednosci Bank SA	75,600	1,301,509
TOTAL POLAND		6,471,293
Qatar - 0.4%
Qatar National Bank SAQ	19,435	728,502
Qatar National Bank SAQ rights 5/8/11 (a)	4,858	48,693
TOTAL QATAR		777,195
Russia - 31.0%
DIXY Group OJSC (a)	115,500	1,516,030
DIXY Group OJSC rights 5/24/11 (a)	39,966	0
Federal Grid Co. Unified Energy System JSC (a)	57,663,100	760,893
Lukoil Oil Co. sponsored ADR (United Kingdom)	168,695	11,673,694
Magnit OJSC	12,300	1,632,429
Common Stocks - continued
	Shares	Value
Russia - continued
Novolipetsk Steel Ojsc	37,900	$ 1,446,264
OAO Gazprom (a)	2,209,200	18,672,703
OAO Gazprom sponsored ADR (Reg. S)	23,800	401,506
OAO NOVATEK (a)	39,500	515,802
OAO NOVATEK GDR	44,500	6,252,250
OJSC Oil Co. Rosneft (a)	32,800	292,304
OJSC Oil Co. Rosneft GDR (Reg. S)	374,900	3,345,983
Sberbank (Savings Bank of the Russian Federation)	2,890,700	10,544,340
Sistema JSFC sponsored GDR	26,300	741,397
TGK-1 OAO (a)	670,128,100	403,551
TNK-BP Holding	258,300	838,784
Uralkali JSC (a)	296,400	2,471,388
VTB Bank JSC unit	343,100	2,219,857
TOTAL RUSSIA		63,729,175
South Africa - 45.0%
Africa Cellular Towers Ltd. (a)	5,335,800	105,599
African Rainbow Minerals Ltd.	66,900	2,175,428
AngloGold Ashanti Ltd.	106,400	5,415,328
ArcelorMittal South Africa Ltd.	61,400	839,386
Aspen Pharmacare Holdings Ltd.	110,400	1,361,355
Aveng Ltd.	168,700	895,539
Barloworld Ltd.	41,400	469,541
Cashbuild Ltd.	90,500	1,281,294
Clicks Group Ltd.	800,115	5,347,296
DRDGOLD Ltd.	1,024,814	621,427
Exxaro Resources Ltd.	221,700	5,987,377
FirstRand Ltd.	1,887,100	5,935,298
Foschini Ltd.	152,100	2,097,851
Harmony Gold Mining Co. Ltd.	439,500	6,743,322
Illovo Sugar Ltd.	222,803	966,681
Impala Platinum Holdings Ltd.	35,800	1,117,423
Lewis Group Ltd.	38,300	460,271
Mr Price Group Ltd.	166,400	1,702,315
MTN Group Ltd.	574,850	12,776,000
Nampak Ltd.	317,600	1,085,461
Naspers Ltd. Class N	47,400	2,850,314
Northam Platinum Ltd.	224,300	1,478,545
Paracon Holdings Ltd.	1,828,728	445,437
Pioneer Foods Ltd. (a)	130,600	1,153,157
Raubex Group Ltd.	533,400	1,603,753
RMB Holdings Ltd.	258,400	1,114,439
Common Stocks - continued
	Shares	Value
South Africa - continued
Sanlam Ltd.	480,700	$ 2,060,744
Sasol Ltd.	96,000	5,544,281
Shoprite Holdings Ltd.	459,800	7,244,803
Spur Corp. Ltd.	162,800	334,584
Standard Bank Group Ltd.	491,163	7,703,829
Vodacom Group (Pty) Ltd.	294,900	3,605,019
TOTAL SOUTH AFRICA		92,523,097
Turkey - 8.3%
Aygaz AS	118,000	876,660
Bim Birlesik Magazalar AS JSC	50,000	1,742,275
Koc Holding AS	181,000	973,425
Tupras-Turkiye Petrol Rafinerileri AS	66,000	2,143,590
Turk Telekomunikasyon AS	304,000	1,582,959
Turkiye Garanti Bankasi AS	1,058,000	5,481,289
Turkiye Halk Bankasi AS	314,000	2,714,727
Turkiye Is Bankasi AS Series C	443,000	1,566,956
TOTAL TURKEY		17,081,881
United Arab Emirates - 1.4%
Dubai Financial Market PJSC (a)	3,583,031	1,336,442
First Gulf Bank PJSC	306,769	1,520,064
TOTAL UNITED ARAB EMIRATES		2,856,506
United Kingdom - 0.3%
Aurelian Oil & Gas PLC (a)	444,346	523,276
Zambia - 0.2%
Zambeef Products PLC	629,909	477,285
TOTAL COMMON STOCKS (Cost $149,134,032)		194,751,629
Nonconvertible Preferred Stocks - 1.4%

Russia - 1.4%
Surgutneftegaz JSC (a) (Cost $2,587,033)	5,050,300	2,949,894
Government Obligations - 0.3%
		Principal Amount	Value
Ghana - 0.3%
Ghana Republic 14.99% 3/11/13 (Cost $672,328)	GHS	950,000	$ 665,164
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $8,222,279)	8,222,279	8,222,279
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $160,615,672)		206,588,966
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(886,934)
NET ASSETS - 100%		$ 205,702,032
Currency Abbreviations
GHS	-	Ghana Cedi
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,482
Fidelity Securities Lending Cash Central Fund	20
Total	$ 4,502
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
South Africa	$ 92,523,097	$ 74,198,739	$ 18,324,358	$ -
Russia	66,679,069	66,679,069	-	-
Turkey	17,081,881	17,081,881	-	-
Poland	6,471,293	6,471,293	-	-
United Arab Emirates	2,856,506	2,856,506	-	-
Morocco	2,122,220	2,122,220	-	-
Nigeria	2,056,553	2,056,553	-	-
Kenya	1,872,007	1,872,007	-	-
Canada	1,650,174	1,650,174	-	-
Other	4,388,723	3,644,384	744,339	-
Government Obligations	665,164	-	665,164	-
Money Market Funds	8,222,279	8,222,279	-	-
Total Investments in Securities:	$ 206,588,966	$ 186,855,105	$ 19,733,861	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $13,853,821 of which $9,997,975, $579,836 and $3,276,010 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $152,393,393)	$ 198,366,687
Fidelity Central Funds (cost $8,222,279)	8,222,279
Total Investments (cost $160,615,672)		$ 206,588,966
Cash		323,049
Foreign currency held at value (cost $73,423)		73,424
Receivable for investments sold		546,445
Receivable for fund shares sold		1,007,766
Dividends receivable		306,446
Interest receivable		11,893
Distributions receivable from Fidelity Central Funds		890
Prepaid expenses		129
Receivable from investment adviser for expense reductions		9
Other receivables		41,168
Total assets		208,900,185

Liabilities
Payable for investments purchased	$ 2,535,416
Payable for fund shares redeemed	411,503
Accrued management fee	133,725
Distribution and service plan fees payable	12,354
Other affiliated payables	50,191
Other payables and accrued expenses	54,964
Total liabilities		3,198,153

Net Assets		$ 205,702,032
Net Assets consist of:
Paid in capital		$ 169,584,630
Undistributed net investment income		898,585
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,761,200)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,980,017
Net Assets		$ 205,702,032

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,521,614 ÷ 1,509,882 shares)	$ 10.28

Maximum offering price per share (100/94.25 of $10.28)	$ 10.91
Class T: Net Asset Value and redemption price per share ($4,345,084 ÷ 423,434 shares)	$ 10.26

Maximum offering price per share (100/96.50 of $10.26)	$ 10.63
Class B: Net Asset Value and offering price per share ($782,825 ÷ 76,321 shares)A	$ 10.26

Class C: Net Asset Value and offering price per share ($8,710,357 ÷ 854,061 shares)A	$ 10.20

Emerging Europe, Middle East, Africa (EMEA): Net Asset Value, offering price and redemption price per share ($164,982,704 ÷ 16,000,534 shares)	$ 10.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,359,448 ÷ 1,101,752 shares)	$ 10.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 1,838,093
Special dividends		786,604
Interest		47,729
Income from Fidelity Central Funds		4,502
Income before foreign taxes withheld		2,676,928
Less foreign taxes withheld		(75,975)
Total income		2,600,953

Expenses
Management fee	$ 767,540
Transfer agent fees	262,076
Distribution and service plan fees	63,370
Accounting and security lending fees	49,282
Custodian fees and expenses	118,519
Independent trustees' compensation	456
Registration fees	75,271
Audit	32,163
Legal	280
Miscellaneous	758
Total expenses before reductions	1,369,715
Expense reductions	(128,490)	1,241,225
Net investment income (loss)		1,359,728
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,775,879
Foreign currency transactions	26,225
Total net realized gain (loss)		4,802,104
Change in net unrealized appreciation (depreciation) on: Investment securities	20,685,986
Assets and liabilities in foreign currencies	663
Total change in net unrealized appreciation (depreciation)		20,686,649
Net gain (loss)		25,488,753
Net increase (decrease) in net assets resulting from operations		$ 26,848,481

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,359,728	$ 1,510,417
Net realized gain (loss)	4,802,104	(3,213,726)
Change in net unrealized appreciation (depreciation)	20,686,649	29,135,993
Net increase (decrease) in net assets resulting from operations	26,848,481	27,432,684
Distributions to shareholders from net investment income	(1,835,361)	(816,015)
Distributions to shareholders from net realized gain	(302,617)	(391,419)
Total distributions	(2,137,978)	(1,207,434)
Share transactions - net increase (decrease)	14,357,185	22,045,599
Redemption fees	62,584	89,745
Total increase (decrease) in net assets	39,130,272	48,360,594

Net Assets
Beginning of period	166,571,760	118,211,166
End of period (including undistributed net investment income of $898,585 and undistributed net investment income of $1,374,218, respectively)	$ 205,702,032	$ 166,571,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 7.26	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06 L	.07	.05	.04
Net realized and unrealized gain (loss)	1.35	1.70	2.48	(5.31)
Total from investment operations	1.41	1.77	2.53	(5.27)
Distributions from net investment income	(.08)	(.04)	(.03)	-
Distributions from net realized gain	(.02)	(.02)	-	-
Total distributions	(.10)	(.07) K	(.03)	-
Redemption fees added to paid in capital E	- J	.01	.01	.02
Net asset value, end of period	$ 10.28	$ 8.97	$ 7.26	$ 4.75
Total Return B,C,D	15.80%	24.66%	53.78%	(52.50)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.63% A	1.69%	1.87%	2.50% A
Expenses net of fee waivers, if any	1.56% A	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.50% A	1.38%	1.39%	1.23% A
Net investment income (loss)	1.24% A,L	.95%	.84%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,522	$ 10,045	$ 4,817	$ 1,368
Portfolio turnover rate G	59% A	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.024 per share.

L Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.96	$ 7.25	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05 L	.06	.04	.04
Net realized and unrealized gain (loss)	1.33	1.69	2.47	(5.31)
Total from investment operations	1.38	1.75	2.51	(5.27)
Distributions from net investment income	(.07)	(.03)	(.02)	-
Distributions from net realized gain	(.02)	(.02)	-	-
Total distributions	(.08) K	(.05)	(.02)	-
Redemption fees added to paid in capital E	- J	.01	.01	.02
Net asset value, end of period	$ 10.26	$ 8.96	$ 7.25	$ 4.75
Total Return B,C,D	15.54%	24.44%	53.20%	(52.50)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	1.95%	2.15%	2.78% A
Expenses net of fee waivers, if any	1.83% A	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.77% A	1.62%	1.64%	1.49% A
Net investment income (loss)	.97% A,L	.70%	.59%	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,345	$ 3,114	$ 1,560	$ 568
Portfolio turnover rate G	59% A	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

L Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.93	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02 K	.02	.01	.02
Net realized and unrealized gain (loss)	1.34	1.68	2.48	(5.31)
Total from investment operations	1.36	1.70	2.49	(5.29)
Distributions from net investment income	(.02)	-	-	-
Distributions from net realized gain	(.01)	(.01)	-	-
Total distributions	(.03)	(.01)	-	-
Redemption fees added to paid in capital E	- J	.01	.01	.02
Net asset value, end of period	$ 10.26	$ 8.93	$ 7.23	$ 4.73
Total Return B,C,D	15.29%	23.72%	52.85%	(52.70)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.40% A	2.47%	2.68%	3.32% A
Expenses net of fee waivers, if any	2.32% A	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.26% A	2.12%	2.14%	1.99% A
Net investment income (loss)	.48% A,K	.20%	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 783	$ 822	$ 782	$ 487
Portfolio turnover rate G	59% A	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.90	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02 L	.02	.01	.02
Net realized and unrealized gain (loss)	1.34	1.67	2.48	(5.31)
Total from investment operations	1.36	1.69	2.49	(5.29)
Distributions from net investment income	(.05)	(.01)	-	-
Distributions from net realized gain	(.02)	(.02)	-	-
Total distributions	(.06) K	(.03)	-	-
Redemption fees added to paid in capital E	- J	.01	.01	.02
Net asset value, end of period	$ 10.20	$ 8.90	$ 7.23	$ 4.73
Total Return B,C,D	15.38%	23.61%	52.85%	(52.70)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.39% A	2.45%	2.61%	3.28% A
Expenses net of fee waivers, if any	2.32% A	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.26% A	2.13%	2.14%	1.99% A
Net investment income (loss)	.48% A,L	.20%	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,710	$ 5,151	$ 2,677	$ 741
Portfolio turnover rate G	59% A	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.06 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.015 per share.

L Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Europe, Middle East, Africa (EMEA)

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.00	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07 K	.09	.07	.05
Net realized and unrealized gain (loss)	1.35	1.70	2.48	(5.31)
Total from investment operations	1.42	1.79	2.55	(5.26)
Distributions from net investment income	(.09)	(.05)	(.04)	-
Distributions from net realized gain	(.02)	(.02)	-	-
Total distributions	(.11)	(.08) J	(.04)	-
Redemption fees added to paid in capital D	- I	.01	.01	.02
Net asset value, end of period	$ 10.31	$ 9.00	$ 7.28	$ 4.76
Total Return B,C	15.90%	24.92%	54.15%	(52.40)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.38% A	1.45%	1.61%	2.19% A
Expenses net of fee waivers, if any	1.31% A	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.24% A	1.12%	1.14%	.98% A
Net investment income (loss)	1.50% A,K	1.21%	1.09%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 164,983	$ 140,270	$ 104,141	$ 32,535
Portfolio turnover rate F	59% A	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 8, 2008 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.024 per share.

K Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .67%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.00	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07 K	.09	.06	.05
Net realized and unrealized gain (loss)	1.35	1.70	2.49	(5.31)
Total from investment operations	1.42	1.79	2.55	(5.26)
Distributions from net investment income	(.09)	(.05)	(.04)	-
Distributions from net realized gain	(.02)	(.02)	-	-
Total distributions	(.11)	(.08) J	(.04)	-
Redemption fees added to paid in capital D	- I	.01	.01	.02
Net asset value, end of period	$ 10.31	$ 9.00	$ 7.28	$ 4.76
Total Return B,C	15.90%	24.95%	54.15%	(52.40)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.29% A	1.34%	1.60%	2.12% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.19% A	1.13%	1.14%	.98% A
Net investment income (loss)	1.55% A,K	1.20%	1.09%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,359	$ 7,171	$ 4,235	$ 2,695
Portfolio turnover rate F	59% A	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 8, 2008 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.024 per share.

K Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .72%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Europe, Middle East, Africa (EMEA) and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 49,870,191
Gross unrealized depreciation	(5,208,130)
Net unrealized appreciation (depreciation) on securities and other investments	$ 44,662,061
Tax cost	$ 161,926,905

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $67,725,532 and $53,836,696, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 15,588	$ 2,115
Class T	.25%	.25%	9,328	96
Class B	.75%	.25%	4,033	3,040
Class C	.75%	.25%	34,421	17,170
			$ 63,370	$ 22,421

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,694
Class T	1,890
Class B*	768
Class C*	683
$ 12,035

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 17,420.28
Class T	5,714.31
Class B	1,233.31
Class C	9,867.29
Emerging Europe, Middle East, Africa (EMEA)	218,607.28
Institutional Class	9,235.19
	$ 262,076

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $145 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $323 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity

Semiannual Report

7. Security Lending - continued

Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50% - 1.65%*	$ 4,071
Class T	1.75% - 1.90%*	1,326
Class B	2.25% - 2.40%*	325
Class C	2.25% - 2.40%*	2,211
Emerging Europe, Middle East, Africa (EMEA)	1.25% - 1.40%*	56,199
Institutional Class	1.25% - 1.40%*	1,658
		$ 65,790

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $62,700 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 97,896	$ 26,924
Class T	26,168	5,586
Class B	1,907	-
Class C	32,267	2,308
Emerging Europe, Middle East, Africa (EMEA)	1,585,636	748,050
Institutional Class	91,487	33,147
Total	$ 1,835,361	$ 816,015
From net realized gain
Class A	$ 18,012	$ 15,761
Class T	5,690	5,156
Class B	902	1,284
Class C	9,924	9,232
Emerging Europe, Middle East, Africa (EMEA)	253,422	345,254
Institutional Class	14,667	14,732
Total	$ 302,617	$ 391,419

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	669,853	750,400	$ 6,305,547	$ 5,978,580
Reinvestment of distributions	10,020	5,604	92,483	40,683
Shares redeemed	(289,439)	(299,775)	(2,706,401)	(2,302,163)
Net increase (decrease)	390,434	456,229	$ 3,691,629	$ 3,717,100
Class T
Shares sold	134,947	258,490	$ 1,263,366	$ 2,070,251
Reinvestment of distributions	3,447	1,476	31,848	10,717
Shares redeemed	(62,669)	(127,308)	(586,569)	(967,322)
Net increase (decrease)	75,725	132,658	$ 708,645	$ 1,113,646

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class B
Shares sold	5,838	50,154	$ 55,434	$ 403,463
Reinvestment of distributions	285	173	2,673	1,261
Shares redeemed	(21,849)	(66,507)	(202,178)	(516,486)
Net increase (decrease)	(15,726)	(16,180)	$ (144,071)	$ (111,762)
Class C
Shares sold	348,835	353,916	$ 3,266,635	$ 2,814,751
Reinvestment of distributions	4,100	1,559	37,820	11,306
Shares redeemed	(77,418)	(147,366)	(715,457)	(1,102,603)
Net increase (decrease)	275,517	208,109	$ 2,588,998	$ 1,723,454
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	5,703,218	10,587,461	$ 53,687,486	$ 85,331,520
Reinvestment of distributions	187,137	144,800	1,730,170	1,051,250
Shares redeemed	(5,474,713)	(9,457,558)	(50,726,933)	(72,517,018)
Net increase (decrease)	415,642	1,274,703	$ 4,690,723	$ 13,865,752
Institutional Class
Shares sold	393,932	319,437	$ 3,664,501	$ 2,551,378
Reinvestment of distributions	1,263	825	11,681	5,986
Shares redeemed	(90,424)	(105,236)	(854,921)	(819,955)
Net increase (decrease)	304,771	215,026	$ 2,821,261	$ 1,737,409

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

AEMEI-USAN-0611
1.861983.102

Fidelity®
Global Commodity Stock
Fund

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.33%
Actual		$ 1,000.00	$ 1,195.40	$ 7.24
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.66
Class T	1.60%
Actual		$ 1,000.00	$ 1,194.00	$ 8.70
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.00
Class B	2.13%
Actual		$ 1,000.00	$ 1,190.60	$ 11.57
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
Class C	2.10%
Actual		$ 1,000.00	$ 1,191.20	$ 11.41
HypotheticalA		$ 1,000.00	$ 1,014.38	$ 10.49
Global Commodity Stock	1.09%
Actual		$ 1,000.00	$ 1,197.00	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Institutional Class	1.05%
Actual		$ 1,000.00	$ 1,197.30	$ 5.72
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
BHP Billiton PLC	5.1	5.5
Exxon Mobil Corp.	4.9	4.8
Potash Corp. of Saskatchewan, Inc.	3.8	4.1
Rio Tinto PLC	3.1	2.9
Royal Dutch Shell PLC Class A (United Kingdom)	2.8	2.8
Chevron Corp.	2.4	2.3
Syngenta AG (Switzerland)	2.3	2.6
Archer Daniels Midland Co.	2.2	2.1
Vale SA (PN-A) sponsored ADR	2.0	2.1
Monsanto Co.	1.7	2.9
	30.3
Top Sectors (% of fund's net assets)
As of April 30, 2011
Energy 36.2%
Metals 34.3%
Agriculture 23.8%
Other 5.2%
Short-Term Investments and Net Other Assets 0.5%

As of October 31, 2010
Metals 34.6%
Energy 32.8%
Agriculture 26.2%
Other 5.6%
Short-Term Investments and Net Other Assets 0.8%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
AEROSPACE & DEFENSE - 0.2%
Aerospace & Defense - 0.2%
Precision Castparts Corp.	14,300	$ 2,209,636
CHEMICALS - 16.6%
Commodity Chemicals - 0.3%
Grasim Industries Ltd.	46,929	2,730,838
Diversified Chemicals - 0.2%
BASF AG	8,343	857,621
Dow Chemical Co.	2,800	114,772
FMC Corp.	3,400	300,152
Lanxess AG	7,400	678,807
		1,951,352
Fertilizers & Agricultural Chemicals - 15.7%
Agrium, Inc.	145,800	13,216,159
CF Industries Holdings, Inc.	75,672	10,711,372
China Bluechemical Ltd. (H shares)	536,000	436,182
CVR Partners LP	18,800	359,832
Fertilizantes Fosfatados SA (PN)	139,100	1,444,667
Gujarat Narmada Valley Fertilizers Co. (a)	19,089	46,477
Incitec Pivot Ltd.	1,546,836	6,377,357
Intrepid Potash, Inc. (a)	8,200	280,932
Israel Chemicals Ltd.	316,900	5,569,814
Israel Corp. Ltd. (Class A)	100	123,415
K&S AG	98,707	7,987,169
Monsanto Co.	265,000	18,030,600
Nufarm Ltd. (a)	24,817	131,433
Potash Corp. of Saskatchewan, Inc.	698,100	39,439,219
Sinofert Holdings Ltd. (a)	4,910,000	2,048,389
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (d)	5,700	347,871
Syngenta AG (Switzerland)	67,782	23,967,444
Taiwan Fertilizer Co. Ltd.	919,000	3,094,837
The Mosaic Co.	112,700	8,436,722
United Phosphorous Ltd.	415,232	1,419,605
Uralkali JSC GDR (Reg. S)	211,500	8,876,655
Yara International ASA (d)	190,200	11,140,786
		163,486,937
Specialty Chemicals - 0.4%
Innophos Holdings, Inc.	22,938	1,062,947
Johnson Matthey PLC	8,600	287,740
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Specialty Chemicals - continued
LyondellBasell Industries NV Class A	35,200	$ 1,566,400
OMNOVA Solutions, Inc. (a)	174,001	1,479,009
		4,396,096
TOTAL CHEMICALS		172,565,223
CONSTRUCTION & ENGINEERING - 1.5%
Construction & Engineering - 1.5%
Chiyoda Corp.	361,000	3,593,203
Fluor Corp.	19,900	1,391,806
Foster Wheeler AG (a)	95,900	3,411,163
Jacobs Engineering Group, Inc. (a)	5,400	267,894
Orascom Construction Industries SAE GDR	6,500	266,500
Shaw Group, Inc. (a)	146,900	5,714,410
SNC-Lavalin Group, Inc.	7,300	441,657
		15,086,633
CONSTRUCTION MATERIALS - 0.3%
Construction Materials - 0.3%
Asia Cement Corp.	253,000	337,804
Cemex SA de CV sponsored ADR	187,824	1,630,312
Ultratech Cement Ltd.	49,640	1,221,679
		3,189,795
CONTAINERS & PACKAGING - 0.3%
Paper Packaging - 0.3%
Greatview Aseptic Pack Co. Ltd.	2,810,000	1,924,881
Rock-Tenn Co. Class A	21,700	1,498,819
		3,423,700
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Regal-Beloit Corp.	18,202	1,379,530
ENERGY EQUIPMENT & SERVICES - 4.1%
Oil & Gas Drilling - 2.2%
Cathedral Energy Services Ltd.	64,700	635,990
Ensco International Ltd. ADR	27,200	1,621,664
Nabors Industries Ltd. (a)	19,600	600,544
Noble Corp.	58,500	2,516,085
Transocean Ltd. (a)	160,200	11,654,550
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Drilling - continued
Trinidad Drilling Ltd.	173,100	$ 1,983,304
Tuscany International Drilling, Inc. (a)	110,000	175,563
Unit Corp. (a)	4,400	277,288
Vantage Drilling Co. (a)	2,148,676	3,824,643
		23,289,631
Oil & Gas Equipment & Services - 1.9%
Aker Drilling ASA (a)	246,300	845,045
Aker Solutions ASA	59,700	1,440,624
Baker Hughes, Inc.	2,480	191,977
C&J Energy Services, Inc. (a)(e)	57,300	888,150
Cal Dive International, Inc. (a)	41,200	323,832
Compagnie Generale de Geophysique SA (a)	15,900	560,142
FMC Technologies, Inc. (a)	59,900	2,784,152
Fugro NV (Certificaten Van Aandelen) unit	1,100	100,904
Halliburton Co.	39,700	2,004,056
ION Geophysical Corp. (a)	214,300	2,708,752
National Oilwell Varco, Inc.	3,300	253,077
Oceaneering International, Inc. (a)	20,800	1,818,336
Oil States International, Inc. (a)	4,000	332,040
Petroleum Geo-Services ASA (a)	101,600	1,604,460
Saipem SpA	63,381	3,598,418
Schlumberger Ltd.	3,800	341,050
		19,795,015
TOTAL ENERGY EQUIPMENT & SERVICES		43,084,646
FOOD PRODUCTS - 4.5%
Agricultural Products - 4.3%
Archer Daniels Midland Co.	609,700	22,571,094
Bunge Ltd.	105,600	7,966,464
Chaoda Modern Agriculture (Holdings) Ltd.	3,200,000	1,990,137
Charoen Pokphand Indonesia Tbk	1,250,000	281,703
China Agri-Industries Holding Ltd.	1,560,000	1,779,689
China Green (Holdings) Ltd.	147,000	125,681
Corn Products International, Inc.	5,600	308,560
Golden Agri-Resources Ltd.	4,875,000	2,648,482
IOI Corp. Bhd	235,406	420,354
Kernel Holding SA (a)	11,200	303,780
Kuala Lumpur Kepong Bhd	28,400	202,467
Origin Agritech Ltd. (a)	40,410	313,582
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - CONTINUED
Agricultural Products - continued
PPB Group Bhd	99,000	$ 567,433
Viterra, Inc.	31,500	378,559
Wilmar International Ltd.	1,307,000	5,627,131
		45,485,116
Packaged Foods & Meats - 0.2%
China Yurun Food Group Ltd.	273,000	1,000,071
Cosan Ltd. Class A	66,400	826,680
		1,826,751
TOTAL FOOD PRODUCTS		47,311,867
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Keppel Corp. Ltd.	16,500	160,410
MACHINERY - 0.8%
Construction & Farm Machinery & Heavy Trucks - 0.7%
AGCO Corp. (a)	5,500	316,690
CNH Global NV (a)	6,400	309,120
Cummins, Inc.	4,000	480,720
Fiat Industrial SpA (a)	163,300	2,426,056
Jain Irrigation Systems Ltd.	535,001	2,211,088
Komatsu Ltd.	16,800	592,285
Weichai Power Co. Ltd. (H Shares)	74,000	505,002
		6,840,961
Industrial Machinery - 0.1%
Sandvik AB (d)	61,900	1,313,077
TOTAL MACHINERY		8,154,038
METALS & MINING - 34.1%
Aluminum - 0.3%
Alcoa, Inc.	183,200	3,114,400
Diversified Metals & Mining - 15.7%
African Rainbow Minerals Ltd.	14,800	481,261
Anglo American PLC (United Kingdom)	333,751	17,396,715
Antofagasta PLC	86,500	1,975,173
BHP Billiton PLC	1,255,798	53,096,786
Copper Mountain Mining Corp. (a)	11,200	85,826
Eramet SA	222	87,402
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - continued
Eurasian Natural Resources Corp. PLC	45,900	$ 698,859
First Quantum Minerals Ltd.	21,900	3,120,999
Freeport-McMoRan Copper & Gold, Inc.	208,300	11,462,749
Grande Cache Coal Corp. (a)	86,634	738,967
Grupo Mexico SA de CV Series B	524,282	1,815,518
HudBay Minerals, Inc.	14,500	231,424
Inmet Mining Corp.	3,000	210,549
Ivanhoe Australia Ltd. (a)	65,323	229,922
Ivanhoe Mines Ltd. (a)	13,340	349,821
Kazakhmys PLC	201,100	4,632,301
KGHM Polska Miedz SA (Bearer)	4,300	316,359
MacArthur Coal Ltd.	428,926	5,455,681
Mitsubishi Materials Corp. (a)	204,000	708,105
OJSC MMC Norilsk Nickel sponsored ADR	105,700	2,943,745
OZ Minerals Ltd.	350,000	552,636
Rio Tinto PLC	442,087	32,257,984
Southern Copper Corp.	2,200	82,412
Sterlite Industries (India) Ltd.	173,488	714,273
Sumitomo Metal Mining Co. Ltd.	175,000	3,124,338
Teck Resources Ltd. Class B (sub. vtg.)	127,800	6,947,209
Vedanta Resources PLC	12,400	481,576
Walter Energy, Inc.	15,200	2,100,944
Xstrata PLC	458,191	11,644,987
		163,944,521
Gold - 9.1%
Agnico-Eagle Mines Ltd.:
(Canada)	78,800	5,490,430
(United States)	100	6,958
AngloGold Ashanti Ltd. sponsored ADR	136,500	6,958,770
Barrick Gold Corp.	260,200	13,289,149
Centamin Egypt Ltd. (United Kingdom) (a)	140,000	304,013
Centerra Gold, Inc.	5,100	94,874
Compania de Minas Buenaventura SA sponsored ADR	63,700	2,654,379
Eldorado Gold Corp.	208,300	3,877,141
Franco-Nevada Corp.	32,700	1,296,802
Gold Fields Ltd. sponsored ADR	79,300	1,414,712
Goldcorp, Inc.	231,600	12,947,177
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	93,900	1,462,023
IAMGOLD Corp.	109,100	2,268,256
Kingsgate Consolidated NL	239,515	2,037,995
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Kinross Gold Corp.	579,005	$ 9,179,870
Kinross Gold Corp. warrants 9/17/14 (a)	2,772	7,706
Newcrest Mining Ltd.	273,346	12,423,555
Newmont Mining Corp.	133,300	7,812,713
Osisko Mining Corp. (a)	65,500	958,857
Polyus Gold OJSC sponsored ADR	21,800	794,610
Randgold Resources Ltd. sponsored ADR	55,300	4,787,321
Royal Gold, Inc.	23,600	1,439,128
Yamana Gold, Inc.	288,900	3,682,628
		95,189,067
Precious Metals & Minerals - 1.0%
Anglo Platinum Ltd.	13,100	1,330,192
Aquarius Platinum Ltd. (United Kingdom)	109,500	629,572
Impala Platinum Holdings Ltd.	68,100	2,125,601
Lonmin PLC	10,422	284,113
Northam Platinum Ltd.	40,500	266,969
Orko Silver Corp. (a)	20,000	57,711
Pan American Silver Corp.	66,000	2,381,280
Polymetal JSC GDR (Reg. S) (a)	15,700	300,498
Silver Standard Resources, Inc. (a)	6,200	215,388
Silver Wheaton Corp.	53,400	2,173,026
		9,764,350
Steel - 8.0%
Aperam unit	6,540	274,353
ArcelorMittal SA Class A unit (d)	193,600	7,176,752
BlueScope Steel Ltd.	517,507	981,682
Bradespar SA (PN)	9,100	235,410
CAP SA	20,843	1,120,348
Carpenter Technology Corp.	16,700	856,042
China Steel Corp.	2,678,819	3,305,916
Cliffs Natural Resources, Inc.	7,400	693,528
Commercial Metals Co.	50,100	839,676
Companhia Siderurgica Nacional SA (CSN)	85,200	1,324,599
Evraz Group SA GDR (a)	3,300	111,870
Fortescue Metals Group Ltd.	50,000	337,174
Gerdau SA sponsored ADR	215,800	2,606,864
JFE Holdings, Inc.	171,300	4,688,289
Jindal Steel & Power Ltd.	91,751	1,357,450
JSW Steel Ltd.	16,516	353,850
Kobe Steel Ltd.	243,000	602,924
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Maanshan Iron & Steel Co. Ltd. (H Shares)	5,295,000	$ 2,788,529
Magnitogorsk Iron & Steel Works OJSC unit	47,700	599,112
Mechel Steel Group OAO sponsored ADR	34,200	977,094
Nippon Steel Corp.	638,000	1,995,445
Novolipetsk Steel Ojsc	4,500	171,720
Nucor Corp.	25,200	1,183,392
OneSteel Ltd.	541,960	1,265,772
POSCO	14,437	6,354,144
Reliance Steel & Aluminum Co.	25,400	1,437,894
Salzgitter AG	4,495	352,940
Sumitomo Metal Industries Ltd.	468,000	989,923
Tata Steel Ltd.	33,417	465,520
Ternium SA sponsored ADR	136,100	4,575,682
Thyssenkrupp AG	56,600	2,604,363
Tokyo Steel Manufacturing Co. Ltd.	20,500	222,131
United States Steel Corp. (d)	111,700	5,329,207
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	37,700	386,992
Vale SA (PN-A) sponsored ADR	685,200	20,487,480
Voestalpine AG	60,200	2,962,615
Yamato Kogyo Co. Ltd.	44,200	1,458,573
		83,475,255
TOTAL METALS & MINING		355,487,593
OIL, GAS & CONSUMABLE FUELS - 32.1%
Coal & Consumable Fuels - 1.2%
Alpha Natural Resources, Inc. (a)	12,605	733,233
Cameco Corp.	2,800	82,659
China Coal Energy Co. Ltd. (H Shares)	301,000	419,353
China Shenhua Energy Co. Ltd. (H Shares)	16,500	77,015
Extract Resources Ltd. (a)	28,943	211,996
Massey Energy Co.	60,500	4,128,520
Paladin Energy Ltd.:
(Australia) (a)	436,842	1,580,691
(Canada) (a)	271,500	981,429
Peabody Energy Corp.	35,200	2,352,064
PT Bumi Resources Tbk	1,019,000	407,529
Uranium One, Inc.	380,500	1,584,579
		12,559,068
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - 22.4%
BG Group PLC	422,970	$ 10,834,624
BP PLC	2,067,500	15,893,927
Cenovus Energy, Inc.	4,700	180,727
Chevron Corp.	233,800	25,587,072
China Petroleum & Chemical Corp. (H Shares)	1,449,000	1,460,540
ConocoPhillips	115,000	9,076,950
Ecopetrol SA ADR (d)	2,100	92,127
ENI SpA	228,627	6,121,383
Exxon Mobil Corp.	584,061	51,397,368
Hess Corp.	72,900	6,266,484
Imperial Oil Ltd.	12,400	655,322
InterOil Corp. (a)(d)	49,300	3,135,480
Lukoil Oil Co. sponsored ADR	41,300	2,878,610
Marathon Oil Corp.	89,500	4,836,580
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	2,300	321,272
Murphy Oil Corp.	11,600	898,768
OAO Gazprom sponsored ADR	636,600	10,860,396
Occidental Petroleum Corp.	118,500	13,543,365
Origin Energy Ltd.	186,159	3,337,417
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	405,300	13,524,861
PTT PCL (For. Reg.)	20,700	259,963
Repsol YPF SA	82,444	2,944,218
Royal Dutch Shell PLC Class A (United Kingdom)	741,850	28,780,101
Sasol Ltd.	5,200	300,315
StatoilHydro ASA	31,000	908,154
Suncor Energy, Inc.	193,232	8,906,931
Surgutneftegaz JSC sponsored ADR	4,130	43,489
Total SA	174,655	11,185,527
		234,231,971
Oil & Gas Exploration & Production - 7.9%
Anadarko Petroleum Corp.	59,900	4,728,506
Apache Corp.	57,400	7,655,438
Baytex Energy Corp.	2,500	154,397
Berry Petroleum Co. Class A	3,500	185,955
Bowleven PLC (a)	429,000	2,106,809
Cairn Energy PLC (a)	78,281	590,907
Canadian Natural Resources Ltd.	231,500	10,891,095
Chesapeake Energy Corp.	90,300	3,040,401
Cimarex Energy Co.	13,300	1,470,847
CNOOC Ltd. sponsored ADR (d)	9,400	2,344,830
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
CNPC (Hong Kong) Ltd.	212,000	$ 375,613
Concho Resources, Inc. (a)	1,200	128,220
Denbury Resources, Inc. (a)	50,400	1,137,528
Devon Energy Corp.	12,500	1,137,500
Double Eagle Petroleum Co. (a)	19,500	198,510
EnCana Corp.	5,500	184,806
EOG Resources, Inc.	6,200	700,042
EXCO Resources, Inc.	14,000	293,300
Falkland Oil & Gas Ltd. (a)	383,100	470,349
Gran Tierra Energy, Inc. (a)	7,600	56,552
Gulfport Energy Corp. (a)	8,800	299,552
Heritage Oil PLC	31,400	131,441
INPEX Corp.	37	284,413
Japan Petroleum Exploration Co. Ltd.	41,200	2,019,686
Kodiak Oil & Gas Corp. (a)(d)	161,300	1,132,326
Nautical Petroleum PLC (a)	40,000	262,253
Newfield Exploration Co. (a)	42,100	2,980,680
Nexen, Inc.	19,900	526,474
Niko Resources Ltd.	58,200	4,918,180
Noble Energy, Inc.	36,900	3,552,363
Northern Oil & Gas, Inc. (a)	70,200	1,667,952
OAO NOVATEK GDR	3,700	519,850
OGX Petroleo e Gas Participacoes SA (a)	106,000	1,137,952
Oil & Natural Gas Corp. Ltd.	122,588	852,617
Pacific Rubiales Energy Corp.	6,600	200,560
Painted Pony Petroleum Ltd. (a)(e)	15,000	157,911
Painted Pony Petroleum Ltd. Class A (a)	87,100	916,939
PetroBakken Energy Ltd. Class A	29,248	555,220
Petrobank Energy & Resources Ltd.	103,800	2,196,466
Petrohawk Energy Corp. (a)	44,000	1,188,440
Petrominerales Ltd.	42,826	1,639,076
Pioneer Natural Resources Co.	6,800	695,164
Plains Exploration & Production Co. (a)	9,700	368,988
Premier Oil PLC (a)	4,000	133,632
Progress Energy Resources Corp.	42,300	578,546
QEP Resources, Inc.	81,100	3,465,403
Santos Ltd.	89,358	1,481,473
Southwestern Energy Co. (a)	64,000	2,807,040
Stone Energy Corp. (a)	8,800	311,168
Talisman Energy, Inc.	176,500	4,262,789
Tullow Oil PLC	80,900	1,936,490
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Ultra Petroleum Corp. (a)	15,900	$ 807,561
Whiting Petroleum Corp. (a)	3,600	250,200
Woodside Petroleum Ltd.	6,000	307,897
		82,398,307
Oil & Gas Refining & Marketing - 0.6%
CVR Energy, Inc. (a)	68,200	1,516,086
Frontier Oil Corp.	17,688	494,203
Holly Corp.	4,858	281,278
Reliance Industries Ltd.	49,541	1,101,253
Tesoro Corp. (a)	35,600	965,472
Valero Energy Corp.	29,900	846,170
Western Refining, Inc. (a)(d)	33,300	564,768
		5,769,230
Oil & Gas Storage & Transport - 0.0%
Tesoro Logistics LP	3,900	92,469
TOTAL OIL, GAS & CONSUMABLE FUELS		335,051,045
PAPER & FOREST PRODUCTS - 3.8%
Forest Products - 0.4%
China Forestry Holdings Co. Ltd.	3,302,000	877,977
Duratex SA	32,500	335,886
Sino-Forest Corp. (a)	102,100	2,537,122
		3,750,985
Paper Products - 3.4%
Empresas CMPC SA	81,740	4,527,165
Fibria Celulose SA sponsored ADR (a)(d)	235,889	3,809,607
Holmen AB (B Shares)	6,800	250,914
International Paper Co.	86,400	2,668,032
MeadWestvaco Corp.	7,700	259,413
Nine Dragons Paper (Holdings) Ltd.	1,709,000	1,951,873
Nippon Paper Group, Inc.	103,700	2,083,384
Oji Paper Co. Ltd.	982,000	4,408,588
Sappi Ltd. (a)	24,704	134,638
Stora Enso Oyj (R Shares) (d)	217,000	2,614,755
Suzano Papel e Celulose SA	189,725	1,855,887
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - CONTINUED
Paper Products - continued
Svenska Cellulosa AB (SCA) (B Shares) (d)	500,900	$ 7,674,914
UPM-Kymmene Corp.	159,700	3,273,819
		35,512,989
TOTAL PAPER & FOREST PRODUCTS		39,263,974
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Specialized REITs - 0.1%
Rayonier, Inc.	2,900	192,444
Weyerhaeuser Co.	20,185	464,457
		656,901
SPECIALTY RETAIL - 0.2%
Specialty Stores - 0.2%
Tsutsumi Jewelry Co. Ltd.	96,300	2,402,510
TRADING COMPANIES & DISTRIBUTORS - 0.8%
Trading Companies & Distributors - 0.8%
Mills Estruturas e Servicos de Engenharia SA	30,000	409,966
Mitsubishi Corp.	175,500	4,760,320
Noble Group Ltd.	1,494,090	2,721,965
		7,892,251
TRANSPORTATION INFRASTRUCTURE - 0.0%
Highways & Railtracks - 0.0%
Ecorodovias Infraestrutura e Logistica SA	41,800	367,972
TOTAL COMMON STOCKS (Cost $890,882,533)		1,037,687,724
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	7,991,131	$ 7,991,131
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	32,966,420	32,966,420
TOTAL MONEY MARKET FUNDS (Cost $40,957,551)		40,957,551
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $931,840,084)		1,078,645,275
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(35,277,418)
NET ASSETS - 100%		$ 1,043,367,857
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,046,061 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,659
Fidelity Securities Lending Cash Central Fund	145,540
Total	$ 160,199
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,037,687,724	$ 846,436,023	$ 189,485,574	$ 1,766,127
Money Market Funds	40,957,551	40,957,551	-	-
Total Investments in Securities:	$ 1,078,645,275	$ 887,393,574	$ 189,485,574	$ 1,766,127
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(257,139)
Cost of Purchases	1,554,201
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	469,065
Transfers out of Level 3	-
Ending Balance	$ 1,766,127
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (257,139)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	28.0%
United Kingdom	17.6%
Canada	17.0%
Brazil	4.6%
Switzerland	3.9%
Australia	3.5%
Japan	3.4%
Russia	3.0%
Norway	1.6%
Bermuda	1.6%
Germany	1.3%
South Africa	1.2%
India	1.2%
France	1.2%
Luxembourg	1.1%
Italy	1.1%
Others (Individually Less Than 1%)	8.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,473,545) - See accompanying schedule: Unaffiliated issuers (cost $890,882,533)	$ 1,037,687,724
Fidelity Central Funds (cost $40,957,551)	40,957,551
Total Investments (cost $931,840,084)		$ 1,078,645,275
Foreign currency held at value (cost $1,753,358)		1,753,923
Receivable for investments sold		520,583
Receivable for fund shares sold		6,436,889
Dividends receivable		1,129,997
Distributions receivable from Fidelity Central Funds		82,756
Prepaid expenses		368
Other receivables		18,785
Total assets		1,088,588,576

Liabilities
Payable for investments purchased	$ 8,153,161
Payable for fund shares redeemed	3,094,053
Accrued management fee	590,594
Distribution and service plan fees payable	77,739
Other affiliated payables	226,807
Other payables and accrued expenses	111,945
Collateral on securities loaned, at value	32,966,420
Total liabilities		45,220,719

Net Assets		$ 1,043,367,857
Net Assets consist of:
Paid in capital		$ 882,045,461
Undistributed net investment income		1,594,086
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,982,248
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		146,746,062
Net Assets		$ 1,043,367,857

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($153,915,227 ÷ 8,350,307 shares)	$ 18.43

Maximum offering price per share (100/94.25 of $18.43)	$ 19.55
Class T: Net Asset Value and redemption price per share ($24,041,233 ÷ 1,307,281 shares)	$ 18.39

Maximum offering price per share (100/96.50 of $18.39)	$ 19.06
Class B: Net Asset Value and offering price per share ($5,658,570 ÷ 308,616 shares)A	$ 18.34

Class C: Net Asset Value and offering price per share ($44,728,437 ÷ 2,447,228 shares)A	$ 18.28

Global Commodity Stock: Net Asset Value, offering price and redemption price per share ($740,980,435 ÷ 40,059,872 shares)	$ 18.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($74,043,955 ÷ 4,002,746 shares)	$ 18.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued
Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 7,116,145
Income from Fidelity Central Funds		160,199
Income before foreign taxes withheld		7,276,344
Less foreign taxes withheld		(409,088)
Total income		6,867,256

Expenses
Management fee	$ 2,604,565
Transfer agent fees	951,642
Distribution and service plan fees	324,735
Accounting and security lending fees	179,852
Custodian fees and expenses	102,164
Independent trustees' compensation	1,565
Registration fees	136,220
Audit	26,840
Legal	819
Interest	186
Miscellaneous	2,326
Total expenses before reductions	4,330,914
Expense reductions	(28,984)	4,301,930
Net investment income (loss)		2,565,326
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,464)	18,668,760
Foreign currency transactions	(139,521)
Total net realized gain (loss)		18,529,239
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $8,287)	97,954,088
Assets and liabilities in foreign currencies	3,837
Total change in net unrealized appreciation (depreciation)		97,957,925
Net gain (loss)		116,487,164
Net increase (decrease) in net assets resulting from operations		$ 119,052,490

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,565,326	$ 5,290,077
Net realized gain (loss)	18,529,239	(2,643,429)
Change in net unrealized appreciation (depreciation)	97,957,925	40,356,160
Net increase (decrease) in net assets resulting from operations	119,052,490	43,002,808
Distributions to shareholders from net investment income	(5,045,313)	(188,424)
Distributions to shareholders from net realized gain	(2,104,800)	(1,358,291)
Total distributions	(7,150,113)	(1,546,715)
Share transactions - net increase (decrease)	494,677,569	198,095,255
Redemption fees	44,756	48,090
Total increase (decrease) in net assets	606,624,702	239,599,438

Net Assets
Beginning of period	436,743,155	197,143,717
End of period (including undistributed net investment income of $1,594,086 and undistributed net investment income of $4,074,073, respectively)	$ 1,043,367,857	$ 436,743,155

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.60	$ 13.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.19 H	(.01)
Net realized and unrealized gain (loss)	2.98	2.20	3.29
Total from investment operations	3.03	2.39	3.28
Distributions from net investment income	(.13)	- K	-
Distributions from net realized gain	(.06)	(.08)	-
Total distributions	(.20) L	(.08)	-
Redemption fees added to paid in capital E	- K	- K	.01
Net asset value, end of period	$ 18.43	$ 15.60	$ 13.29
Total Return B, C, D	19.54%	18.04%	32.90%
Ratios to Average Net Assets F, J
Expenses before reductions	1.33% A	1.37%	1.65% A
Expenses net of fee waivers, if any	1.33% A	1.37%	1.50% A
Expenses net of all reductions	1.32% A	1.36%	1.48% A
Net investment income (loss)	.55% A	1.35% H	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 153,915	$ 60,370	$ 15,705
Portfolio turnover rate G	49% A	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.20 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.062 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.55	$ 13.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.16 H	(.03)
Net realized and unrealized gain (loss)	2.98	2.19	3.29
Total from investment operations	3.00	2.35	3.26
Distributions from net investment income	(.10)	-	-
Distributions from net realized gain	(.06)	(.07)	-
Total distributions	(.16)	(.07)	-
Redemption fees added to paid in capital E	- K	- K	.01
Net asset value, end of period	$ 18.39	$ 15.55	$ 13.27
Total Return B, C, D	19.40%	17.73%	32.70%
Ratios to Average Net Assets F, J
Expenses before reductions	1.60% A	1.63%	2.04% A
Expenses net of fee waivers, if any	1.60% A	1.63%	1.75% A
Expenses net of all reductions	1.59% A	1.61%	1.73% A
Net investment income (loss)	.27% A	1.10% H	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,041	$ 11,762	$ 4,665
Portfolio turnover rate G	49% A	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .17%.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.46	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.08 H	(.07)
Net realized and unrealized gain (loss)	2.96	2.20	3.28
Total from investment operations	2.94	2.28	3.21
Distributions from net realized gain	(.06)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	.01
Net asset value, end of period	$ 18.34	$ 15.46	$ 13.22
Total Return B, C, D	19.06%	17.23%	32.20%
Ratios to Average Net Assets F, J
Expenses before reductions	2.13% A	2.16%	2.66% A
Expenses net of fee waivers, if any	2.13% A	2.16%	2.25% A
Expenses net of all reductions	2.12% A	2.15%	2.23% A
Net investment income (loss)	(.26)% A	.56% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,659	$ 4,348	$ 2,726
Portfolio turnover rate G	49% A	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.45	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.08 H	(.07)
Net realized and unrealized gain (loss)	2.96	2.19	3.28
Total from investment operations	2.94	2.27	3.21
Distributions from net investment income	(.05)	-	-
Distributions from net realized gain	(.06)	(.04)	-
Total distributions	(.11)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	.01
Net asset value, end of period	$ 18.28	$ 15.45	$ 13.22
Total Return B, C, D	19.12%	17.21%	32.20%
Ratios to Average Net Assets F, J
Expenses before reductions	2.10% A	2.14%	2.53% A
Expenses net of fee waivers, if any	2.10% A	2.14%	2.25% A
Expenses net of all reductions	2.09% A	2.13%	2.23% A
Net investment income (loss)	(.23)% A	.58% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,728	$ 14,338	$ 4,798
Portfolio turnover rate G	49% A	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Commodity Stock

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.23 G	.01
Net realized and unrealized gain (loss)	2.99	2.21	3.29
Total from investment operations	3.06	2.44	3.30
Distributions from net investment income	(.16)	(.01)	-
Distributions from net realized gain	(.06)	(.08)	-
Total distributions	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	.01
Net asset value, end of period	$ 18.50	$ 15.66	$ 13.31
Total Return B, C	19.70%	18.38%	33.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.09% A	1.10%	1.42% A
Expenses net of fee waivers, if any	1.09% A	1.10%	1.25% A
Expenses net of all reductions	1.09% A	1.09%	1.23% A
Net investment income (loss)	.78% A	1.62% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 740,980	$ 310,186	$ 159,439
Portfolio turnover rate F	49% A	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .69%.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.23 G	.01
Net realized and unrealized gain (loss)	2.99	2.21	3.29
Total from investment operations	3.06	2.44	3.30
Distributions from net investment income	(.16)	(.01)	-
Distributions from net realized gain	(.06)	(.08)	-
Total distributions	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	.01
Net asset value, end of period	$ 18.50	$ 15.66	$ 13.31
Total Return B, C	19.73%	18.39%	33.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.05% A	1.09%	1.36% A
Expenses net of fee waivers, if any	1.05% A	1.09%	1.25% A
Expenses net of all reductions	1.04% A	1.07%	1.23% A
Net investment income (loss)	.83% A	1.64% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,044	$ 35,739	$ 9,811
Portfolio turnover rate F	49% A	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .71%.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Commodity Stock, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 164,653,674
Gross unrealized depreciation	(20,684,188)
Net unrealized appreciation (depreciation) on securities and other investments	$ 143,969,486
Tax cost	$ 934,675,789

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $667,390,641 and $179,286,606, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 124,060	$ 8,692
Class T	.25%	.25%	43,440	198
Class B	.75%	.25%	24,771	18,656
Class C	.75%	.25%	132,464	69,060
			$ 324,735	$ 96,606

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 140,586
Class T	14,191
Class B*	54,072
Class C*	3,340
$ 212,189

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 123,215.25
Class T	23,379.27
Class B	7,405.30
Class C	35,993.27
Global Commodity Stock	697,795.26
Institutional Class	63,855.22
	$ 951,642

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,524 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,157,000.40%		$ 186

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit - continued

agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,111 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $145,540. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $28,922 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $62.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 597,144	$ 7,432
Class T	82,038	-
Class C	56,214	-
Global Commodity Stock	3,895,270	168,019
Institutional Class	414,647	12,973
Total	$ 5,045,313	$ 188,424
From net realized gain
Class A	$ 275,211	$ 143,058
Class T	52,381	30,137
Class B	16,866	9,302
Class C	68,717	20,828
Global Commodity Stock	1,532,256	1,078,126
Institutional Class	159,369	76,840
Total	$ 2,104,800	$ 1,358,291

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	4,980,248	3,636,511	$ 87,069,382	$ 52,113,230
Reinvestment of distributions	39,060	8,310	643,900	119,911
Shares redeemed	(538,055)	(957,806)	(9,425,257)	(13,354,681)
Net increase (decrease)	4,481,253	2,687,015	$ 78,288,025	$ 38,878,460
Class T
Shares sold	599,181	635,625	$ 10,419,653	$ 9,055,849
Reinvestment of distributions	7,294	2,006	120,226	28,921
Shares redeemed	(55,435)	(233,090)	(975,833)	(3,190,490)
Net increase (decrease)	551,040	404,541	$ 9,564,046	$ 5,894,280
Class B
Shares sold	63,580	275,613	$ 1,102,114	$ 3,943,173
Reinvestment of distributions	917	543	14,988	7,824
Shares redeemed	(37,179)	(200,985)	(628,136)	(2,763,660)
Net increase (decrease)	27,318	75,171	$ 488,966	$ 1,187,337

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class C
Shares sold	1,603,071	869,321	$ 27,865,420	$ 12,506,411
Reinvestment of distributions	6,435	1,339	105,874	19,266
Shares redeemed	(90,065)	(305,685)	(1,547,810)	(4,197,936)
Net increase (decrease)	1,519,441	564,975	$ 26,423,484	$ 8,327,741
Global Commodity Stock
Shares sold	25,202,287	19,122,952	$ 436,935,938	$ 278,892,729
Reinvestment of distributions	293,921	81,765	4,855,462	1,181,498
Shares redeemed	(5,242,913)	(11,379,620)	(91,395,396)	(158,960,668)
Net increase (decrease)	20,253,295	7,825,097	$ 350,396,004	$ 121,113,559
Institutional Class
Shares sold	2,806,702	1,969,025	$ 49,103,136	$ 28,672,948
Reinvestment of distributions	16,850	2,588	278,352	37,397
Shares redeemed	(1,102,724)	(426,975)	(19,864,444)	(6,016,467)
Net increase (decrease)	1,720,828	1,544,638	$ 29,517,044	$ 22,693,878

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
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1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
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2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
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73575 El Paseo
Palm Desert, CA

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16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
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Fidelity Investments
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General Correspondence

Fidelity Investments
P.O. Box 500
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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

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Fidelity Distributors Corporation

Boston, MA

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Operations Company, Inc.

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Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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Fidelity Automated Service
Telephone (FAST®)
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Automated line for quickest service

GCS-USAN-0611
1.879382.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Global Commodity Stock
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Global Commodity
Stock Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.33%
Actual		$ 1,000.00	$ 1,195.40	$ 7.24
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.66
Class T	1.60%
Actual		$ 1,000.00	$ 1,194.00	$ 8.70
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.00
Class B	2.13%
Actual		$ 1,000.00	$ 1,190.60	$ 11.57
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
Class C	2.10%
Actual		$ 1,000.00	$ 1,191.20	$ 11.41
HypotheticalA		$ 1,000.00	$ 1,014.38	$ 10.49
Global Commodity Stock	1.09%
Actual		$ 1,000.00	$ 1,197.00	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Institutional Class	1.05%
Actual		$ 1,000.00	$ 1,197.30	$ 5.72
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
BHP Billiton PLC	5.1	5.5
Exxon Mobil Corp.	4.9	4.8
Potash Corp. of Saskatchewan, Inc.	3.8	4.1
Rio Tinto PLC	3.1	2.9
Royal Dutch Shell PLC Class A (United Kingdom)	2.8	2.8
Chevron Corp.	2.4	2.3
Syngenta AG (Switzerland)	2.3	2.6
Archer Daniels Midland Co.	2.2	2.1
Vale SA (PN-A) sponsored ADR	2.0	2.1
Monsanto Co.	1.7	2.9
	30.3
Top Sectors (% of fund's net assets)
As of April 30, 2011
Energy 36.2%
Metals 34.3%
Agriculture 23.8%
Other 5.2%
Short-Term Investments and Net Other Assets 0.5%

As of October 31, 2010
Metals 34.6%
Energy 32.8%
Agriculture 26.2%
Other 5.6%
Short-Term Investments and Net Other Assets 0.8%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
AEROSPACE & DEFENSE - 0.2%
Aerospace & Defense - 0.2%
Precision Castparts Corp.	14,300	$ 2,209,636
CHEMICALS - 16.6%
Commodity Chemicals - 0.3%
Grasim Industries Ltd.	46,929	2,730,838
Diversified Chemicals - 0.2%
BASF AG	8,343	857,621
Dow Chemical Co.	2,800	114,772
FMC Corp.	3,400	300,152
Lanxess AG	7,400	678,807
		1,951,352
Fertilizers & Agricultural Chemicals - 15.7%
Agrium, Inc.	145,800	13,216,159
CF Industries Holdings, Inc.	75,672	10,711,372
China Bluechemical Ltd. (H shares)	536,000	436,182
CVR Partners LP	18,800	359,832
Fertilizantes Fosfatados SA (PN)	139,100	1,444,667
Gujarat Narmada Valley Fertilizers Co. (a)	19,089	46,477
Incitec Pivot Ltd.	1,546,836	6,377,357
Intrepid Potash, Inc. (a)	8,200	280,932
Israel Chemicals Ltd.	316,900	5,569,814
Israel Corp. Ltd. (Class A)	100	123,415
K&S AG	98,707	7,987,169
Monsanto Co.	265,000	18,030,600
Nufarm Ltd. (a)	24,817	131,433
Potash Corp. of Saskatchewan, Inc.	698,100	39,439,219
Sinofert Holdings Ltd. (a)	4,910,000	2,048,389
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (d)	5,700	347,871
Syngenta AG (Switzerland)	67,782	23,967,444
Taiwan Fertilizer Co. Ltd.	919,000	3,094,837
The Mosaic Co.	112,700	8,436,722
United Phosphorous Ltd.	415,232	1,419,605
Uralkali JSC GDR (Reg. S)	211,500	8,876,655
Yara International ASA (d)	190,200	11,140,786
		163,486,937
Specialty Chemicals - 0.4%
Innophos Holdings, Inc.	22,938	1,062,947
Johnson Matthey PLC	8,600	287,740
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Specialty Chemicals - continued
LyondellBasell Industries NV Class A	35,200	$ 1,566,400
OMNOVA Solutions, Inc. (a)	174,001	1,479,009
		4,396,096
TOTAL CHEMICALS		172,565,223
CONSTRUCTION & ENGINEERING - 1.5%
Construction & Engineering - 1.5%
Chiyoda Corp.	361,000	3,593,203
Fluor Corp.	19,900	1,391,806
Foster Wheeler AG (a)	95,900	3,411,163
Jacobs Engineering Group, Inc. (a)	5,400	267,894
Orascom Construction Industries SAE GDR	6,500	266,500
Shaw Group, Inc. (a)	146,900	5,714,410
SNC-Lavalin Group, Inc.	7,300	441,657
		15,086,633
CONSTRUCTION MATERIALS - 0.3%
Construction Materials - 0.3%
Asia Cement Corp.	253,000	337,804
Cemex SA de CV sponsored ADR	187,824	1,630,312
Ultratech Cement Ltd.	49,640	1,221,679
		3,189,795
CONTAINERS & PACKAGING - 0.3%
Paper Packaging - 0.3%
Greatview Aseptic Pack Co. Ltd.	2,810,000	1,924,881
Rock-Tenn Co. Class A	21,700	1,498,819
		3,423,700
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Regal-Beloit Corp.	18,202	1,379,530
ENERGY EQUIPMENT & SERVICES - 4.1%
Oil & Gas Drilling - 2.2%
Cathedral Energy Services Ltd.	64,700	635,990
Ensco International Ltd. ADR	27,200	1,621,664
Nabors Industries Ltd. (a)	19,600	600,544
Noble Corp.	58,500	2,516,085
Transocean Ltd. (a)	160,200	11,654,550
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Drilling - continued
Trinidad Drilling Ltd.	173,100	$ 1,983,304
Tuscany International Drilling, Inc. (a)	110,000	175,563
Unit Corp. (a)	4,400	277,288
Vantage Drilling Co. (a)	2,148,676	3,824,643
		23,289,631
Oil & Gas Equipment & Services - 1.9%
Aker Drilling ASA (a)	246,300	845,045
Aker Solutions ASA	59,700	1,440,624
Baker Hughes, Inc.	2,480	191,977
C&J Energy Services, Inc. (a)(e)	57,300	888,150
Cal Dive International, Inc. (a)	41,200	323,832
Compagnie Generale de Geophysique SA (a)	15,900	560,142
FMC Technologies, Inc. (a)	59,900	2,784,152
Fugro NV (Certificaten Van Aandelen) unit	1,100	100,904
Halliburton Co.	39,700	2,004,056
ION Geophysical Corp. (a)	214,300	2,708,752
National Oilwell Varco, Inc.	3,300	253,077
Oceaneering International, Inc. (a)	20,800	1,818,336
Oil States International, Inc. (a)	4,000	332,040
Petroleum Geo-Services ASA (a)	101,600	1,604,460
Saipem SpA	63,381	3,598,418
Schlumberger Ltd.	3,800	341,050
		19,795,015
TOTAL ENERGY EQUIPMENT & SERVICES		43,084,646
FOOD PRODUCTS - 4.5%
Agricultural Products - 4.3%
Archer Daniels Midland Co.	609,700	22,571,094
Bunge Ltd.	105,600	7,966,464
Chaoda Modern Agriculture (Holdings) Ltd.	3,200,000	1,990,137
Charoen Pokphand Indonesia Tbk	1,250,000	281,703
China Agri-Industries Holding Ltd.	1,560,000	1,779,689
China Green (Holdings) Ltd.	147,000	125,681
Corn Products International, Inc.	5,600	308,560
Golden Agri-Resources Ltd.	4,875,000	2,648,482
IOI Corp. Bhd	235,406	420,354
Kernel Holding SA (a)	11,200	303,780
Kuala Lumpur Kepong Bhd	28,400	202,467
Origin Agritech Ltd. (a)	40,410	313,582
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - CONTINUED
Agricultural Products - continued
PPB Group Bhd	99,000	$ 567,433
Viterra, Inc.	31,500	378,559
Wilmar International Ltd.	1,307,000	5,627,131
		45,485,116
Packaged Foods & Meats - 0.2%
China Yurun Food Group Ltd.	273,000	1,000,071
Cosan Ltd. Class A	66,400	826,680
		1,826,751
TOTAL FOOD PRODUCTS		47,311,867
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Keppel Corp. Ltd.	16,500	160,410
MACHINERY - 0.8%
Construction & Farm Machinery & Heavy Trucks - 0.7%
AGCO Corp. (a)	5,500	316,690
CNH Global NV (a)	6,400	309,120
Cummins, Inc.	4,000	480,720
Fiat Industrial SpA (a)	163,300	2,426,056
Jain Irrigation Systems Ltd.	535,001	2,211,088
Komatsu Ltd.	16,800	592,285
Weichai Power Co. Ltd. (H Shares)	74,000	505,002
		6,840,961
Industrial Machinery - 0.1%
Sandvik AB (d)	61,900	1,313,077
TOTAL MACHINERY		8,154,038
METALS & MINING - 34.1%
Aluminum - 0.3%
Alcoa, Inc.	183,200	3,114,400
Diversified Metals & Mining - 15.7%
African Rainbow Minerals Ltd.	14,800	481,261
Anglo American PLC (United Kingdom)	333,751	17,396,715
Antofagasta PLC	86,500	1,975,173
BHP Billiton PLC	1,255,798	53,096,786
Copper Mountain Mining Corp. (a)	11,200	85,826
Eramet SA	222	87,402
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - continued
Eurasian Natural Resources Corp. PLC	45,900	$ 698,859
First Quantum Minerals Ltd.	21,900	3,120,999
Freeport-McMoRan Copper & Gold, Inc.	208,300	11,462,749
Grande Cache Coal Corp. (a)	86,634	738,967
Grupo Mexico SA de CV Series B	524,282	1,815,518
HudBay Minerals, Inc.	14,500	231,424
Inmet Mining Corp.	3,000	210,549
Ivanhoe Australia Ltd. (a)	65,323	229,922
Ivanhoe Mines Ltd. (a)	13,340	349,821
Kazakhmys PLC	201,100	4,632,301
KGHM Polska Miedz SA (Bearer)	4,300	316,359
MacArthur Coal Ltd.	428,926	5,455,681
Mitsubishi Materials Corp. (a)	204,000	708,105
OJSC MMC Norilsk Nickel sponsored ADR	105,700	2,943,745
OZ Minerals Ltd.	350,000	552,636
Rio Tinto PLC	442,087	32,257,984
Southern Copper Corp.	2,200	82,412
Sterlite Industries (India) Ltd.	173,488	714,273
Sumitomo Metal Mining Co. Ltd.	175,000	3,124,338
Teck Resources Ltd. Class B (sub. vtg.)	127,800	6,947,209
Vedanta Resources PLC	12,400	481,576
Walter Energy, Inc.	15,200	2,100,944
Xstrata PLC	458,191	11,644,987
		163,944,521
Gold - 9.1%
Agnico-Eagle Mines Ltd.:
(Canada)	78,800	5,490,430
(United States)	100	6,958
AngloGold Ashanti Ltd. sponsored ADR	136,500	6,958,770
Barrick Gold Corp.	260,200	13,289,149
Centamin Egypt Ltd. (United Kingdom) (a)	140,000	304,013
Centerra Gold, Inc.	5,100	94,874
Compania de Minas Buenaventura SA sponsored ADR	63,700	2,654,379
Eldorado Gold Corp.	208,300	3,877,141
Franco-Nevada Corp.	32,700	1,296,802
Gold Fields Ltd. sponsored ADR	79,300	1,414,712
Goldcorp, Inc.	231,600	12,947,177
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	93,900	1,462,023
IAMGOLD Corp.	109,100	2,268,256
Kingsgate Consolidated NL	239,515	2,037,995
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Kinross Gold Corp.	579,005	$ 9,179,870
Kinross Gold Corp. warrants 9/17/14 (a)	2,772	7,706
Newcrest Mining Ltd.	273,346	12,423,555
Newmont Mining Corp.	133,300	7,812,713
Osisko Mining Corp. (a)	65,500	958,857
Polyus Gold OJSC sponsored ADR	21,800	794,610
Randgold Resources Ltd. sponsored ADR	55,300	4,787,321
Royal Gold, Inc.	23,600	1,439,128
Yamana Gold, Inc.	288,900	3,682,628
		95,189,067
Precious Metals & Minerals - 1.0%
Anglo Platinum Ltd.	13,100	1,330,192
Aquarius Platinum Ltd. (United Kingdom)	109,500	629,572
Impala Platinum Holdings Ltd.	68,100	2,125,601
Lonmin PLC	10,422	284,113
Northam Platinum Ltd.	40,500	266,969
Orko Silver Corp. (a)	20,000	57,711
Pan American Silver Corp.	66,000	2,381,280
Polymetal JSC GDR (Reg. S) (a)	15,700	300,498
Silver Standard Resources, Inc. (a)	6,200	215,388
Silver Wheaton Corp.	53,400	2,173,026
		9,764,350
Steel - 8.0%
Aperam unit	6,540	274,353
ArcelorMittal SA Class A unit (d)	193,600	7,176,752
BlueScope Steel Ltd.	517,507	981,682
Bradespar SA (PN)	9,100	235,410
CAP SA	20,843	1,120,348
Carpenter Technology Corp.	16,700	856,042
China Steel Corp.	2,678,819	3,305,916
Cliffs Natural Resources, Inc.	7,400	693,528
Commercial Metals Co.	50,100	839,676
Companhia Siderurgica Nacional SA (CSN)	85,200	1,324,599
Evraz Group SA GDR (a)	3,300	111,870
Fortescue Metals Group Ltd.	50,000	337,174
Gerdau SA sponsored ADR	215,800	2,606,864
JFE Holdings, Inc.	171,300	4,688,289
Jindal Steel & Power Ltd.	91,751	1,357,450
JSW Steel Ltd.	16,516	353,850
Kobe Steel Ltd.	243,000	602,924
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Maanshan Iron & Steel Co. Ltd. (H Shares)	5,295,000	$ 2,788,529
Magnitogorsk Iron & Steel Works OJSC unit	47,700	599,112
Mechel Steel Group OAO sponsored ADR	34,200	977,094
Nippon Steel Corp.	638,000	1,995,445
Novolipetsk Steel Ojsc	4,500	171,720
Nucor Corp.	25,200	1,183,392
OneSteel Ltd.	541,960	1,265,772
POSCO	14,437	6,354,144
Reliance Steel & Aluminum Co.	25,400	1,437,894
Salzgitter AG	4,495	352,940
Sumitomo Metal Industries Ltd.	468,000	989,923
Tata Steel Ltd.	33,417	465,520
Ternium SA sponsored ADR	136,100	4,575,682
Thyssenkrupp AG	56,600	2,604,363
Tokyo Steel Manufacturing Co. Ltd.	20,500	222,131
United States Steel Corp. (d)	111,700	5,329,207
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	37,700	386,992
Vale SA (PN-A) sponsored ADR	685,200	20,487,480
Voestalpine AG	60,200	2,962,615
Yamato Kogyo Co. Ltd.	44,200	1,458,573
		83,475,255
TOTAL METALS & MINING		355,487,593
OIL, GAS & CONSUMABLE FUELS - 32.1%
Coal & Consumable Fuels - 1.2%
Alpha Natural Resources, Inc. (a)	12,605	733,233
Cameco Corp.	2,800	82,659
China Coal Energy Co. Ltd. (H Shares)	301,000	419,353
China Shenhua Energy Co. Ltd. (H Shares)	16,500	77,015
Extract Resources Ltd. (a)	28,943	211,996
Massey Energy Co.	60,500	4,128,520
Paladin Energy Ltd.:
(Australia) (a)	436,842	1,580,691
(Canada) (a)	271,500	981,429
Peabody Energy Corp.	35,200	2,352,064
PT Bumi Resources Tbk	1,019,000	407,529
Uranium One, Inc.	380,500	1,584,579
		12,559,068
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - 22.4%
BG Group PLC	422,970	$ 10,834,624
BP PLC	2,067,500	15,893,927
Cenovus Energy, Inc.	4,700	180,727
Chevron Corp.	233,800	25,587,072
China Petroleum & Chemical Corp. (H Shares)	1,449,000	1,460,540
ConocoPhillips	115,000	9,076,950
Ecopetrol SA ADR (d)	2,100	92,127
ENI SpA	228,627	6,121,383
Exxon Mobil Corp.	584,061	51,397,368
Hess Corp.	72,900	6,266,484
Imperial Oil Ltd.	12,400	655,322
InterOil Corp. (a)(d)	49,300	3,135,480
Lukoil Oil Co. sponsored ADR	41,300	2,878,610
Marathon Oil Corp.	89,500	4,836,580
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	2,300	321,272
Murphy Oil Corp.	11,600	898,768
OAO Gazprom sponsored ADR	636,600	10,860,396
Occidental Petroleum Corp.	118,500	13,543,365
Origin Energy Ltd.	186,159	3,337,417
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	405,300	13,524,861
PTT PCL (For. Reg.)	20,700	259,963
Repsol YPF SA	82,444	2,944,218
Royal Dutch Shell PLC Class A (United Kingdom)	741,850	28,780,101
Sasol Ltd.	5,200	300,315
StatoilHydro ASA	31,000	908,154
Suncor Energy, Inc.	193,232	8,906,931
Surgutneftegaz JSC sponsored ADR	4,130	43,489
Total SA	174,655	11,185,527
		234,231,971
Oil & Gas Exploration & Production - 7.9%
Anadarko Petroleum Corp.	59,900	4,728,506
Apache Corp.	57,400	7,655,438
Baytex Energy Corp.	2,500	154,397
Berry Petroleum Co. Class A	3,500	185,955
Bowleven PLC (a)	429,000	2,106,809
Cairn Energy PLC (a)	78,281	590,907
Canadian Natural Resources Ltd.	231,500	10,891,095
Chesapeake Energy Corp.	90,300	3,040,401
Cimarex Energy Co.	13,300	1,470,847
CNOOC Ltd. sponsored ADR (d)	9,400	2,344,830
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
CNPC (Hong Kong) Ltd.	212,000	$ 375,613
Concho Resources, Inc. (a)	1,200	128,220
Denbury Resources, Inc. (a)	50,400	1,137,528
Devon Energy Corp.	12,500	1,137,500
Double Eagle Petroleum Co. (a)	19,500	198,510
EnCana Corp.	5,500	184,806
EOG Resources, Inc.	6,200	700,042
EXCO Resources, Inc.	14,000	293,300
Falkland Oil & Gas Ltd. (a)	383,100	470,349
Gran Tierra Energy, Inc. (a)	7,600	56,552
Gulfport Energy Corp. (a)	8,800	299,552
Heritage Oil PLC	31,400	131,441
INPEX Corp.	37	284,413
Japan Petroleum Exploration Co. Ltd.	41,200	2,019,686
Kodiak Oil & Gas Corp. (a)(d)	161,300	1,132,326
Nautical Petroleum PLC (a)	40,000	262,253
Newfield Exploration Co. (a)	42,100	2,980,680
Nexen, Inc.	19,900	526,474
Niko Resources Ltd.	58,200	4,918,180
Noble Energy, Inc.	36,900	3,552,363
Northern Oil & Gas, Inc. (a)	70,200	1,667,952
OAO NOVATEK GDR	3,700	519,850
OGX Petroleo e Gas Participacoes SA (a)	106,000	1,137,952
Oil & Natural Gas Corp. Ltd.	122,588	852,617
Pacific Rubiales Energy Corp.	6,600	200,560
Painted Pony Petroleum Ltd. (a)(e)	15,000	157,911
Painted Pony Petroleum Ltd. Class A (a)	87,100	916,939
PetroBakken Energy Ltd. Class A	29,248	555,220
Petrobank Energy & Resources Ltd.	103,800	2,196,466
Petrohawk Energy Corp. (a)	44,000	1,188,440
Petrominerales Ltd.	42,826	1,639,076
Pioneer Natural Resources Co.	6,800	695,164
Plains Exploration & Production Co. (a)	9,700	368,988
Premier Oil PLC (a)	4,000	133,632
Progress Energy Resources Corp.	42,300	578,546
QEP Resources, Inc.	81,100	3,465,403
Santos Ltd.	89,358	1,481,473
Southwestern Energy Co. (a)	64,000	2,807,040
Stone Energy Corp. (a)	8,800	311,168
Talisman Energy, Inc.	176,500	4,262,789
Tullow Oil PLC	80,900	1,936,490
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Ultra Petroleum Corp. (a)	15,900	$ 807,561
Whiting Petroleum Corp. (a)	3,600	250,200
Woodside Petroleum Ltd.	6,000	307,897
		82,398,307
Oil & Gas Refining & Marketing - 0.6%
CVR Energy, Inc. (a)	68,200	1,516,086
Frontier Oil Corp.	17,688	494,203
Holly Corp.	4,858	281,278
Reliance Industries Ltd.	49,541	1,101,253
Tesoro Corp. (a)	35,600	965,472
Valero Energy Corp.	29,900	846,170
Western Refining, Inc. (a)(d)	33,300	564,768
		5,769,230
Oil & Gas Storage & Transport - 0.0%
Tesoro Logistics LP	3,900	92,469
TOTAL OIL, GAS & CONSUMABLE FUELS		335,051,045
PAPER & FOREST PRODUCTS - 3.8%
Forest Products - 0.4%
China Forestry Holdings Co. Ltd.	3,302,000	877,977
Duratex SA	32,500	335,886
Sino-Forest Corp. (a)	102,100	2,537,122
		3,750,985
Paper Products - 3.4%
Empresas CMPC SA	81,740	4,527,165
Fibria Celulose SA sponsored ADR (a)(d)	235,889	3,809,607
Holmen AB (B Shares)	6,800	250,914
International Paper Co.	86,400	2,668,032
MeadWestvaco Corp.	7,700	259,413
Nine Dragons Paper (Holdings) Ltd.	1,709,000	1,951,873
Nippon Paper Group, Inc.	103,700	2,083,384
Oji Paper Co. Ltd.	982,000	4,408,588
Sappi Ltd. (a)	24,704	134,638
Stora Enso Oyj (R Shares) (d)	217,000	2,614,755
Suzano Papel e Celulose SA	189,725	1,855,887
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - CONTINUED
Paper Products - continued
Svenska Cellulosa AB (SCA) (B Shares) (d)	500,900	$ 7,674,914
UPM-Kymmene Corp.	159,700	3,273,819
		35,512,989
TOTAL PAPER & FOREST PRODUCTS		39,263,974
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Specialized REITs - 0.1%
Rayonier, Inc.	2,900	192,444
Weyerhaeuser Co.	20,185	464,457
		656,901
SPECIALTY RETAIL - 0.2%
Specialty Stores - 0.2%
Tsutsumi Jewelry Co. Ltd.	96,300	2,402,510
TRADING COMPANIES & DISTRIBUTORS - 0.8%
Trading Companies & Distributors - 0.8%
Mills Estruturas e Servicos de Engenharia SA	30,000	409,966
Mitsubishi Corp.	175,500	4,760,320
Noble Group Ltd.	1,494,090	2,721,965
		7,892,251
TRANSPORTATION INFRASTRUCTURE - 0.0%
Highways & Railtracks - 0.0%
Ecorodovias Infraestrutura e Logistica SA	41,800	367,972
TOTAL COMMON STOCKS (Cost $890,882,533)		1,037,687,724
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	7,991,131	$ 7,991,131
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	32,966,420	32,966,420
TOTAL MONEY MARKET FUNDS (Cost $40,957,551)		40,957,551
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $931,840,084)		1,078,645,275
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(35,277,418)
NET ASSETS - 100%		$ 1,043,367,857
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,046,061 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,659
Fidelity Securities Lending Cash Central Fund	145,540
Total	$ 160,199
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,037,687,724	$ 846,436,023	$ 189,485,574	$ 1,766,127
Money Market Funds	40,957,551	40,957,551	-	-
Total Investments in Securities:	$ 1,078,645,275	$ 887,393,574	$ 189,485,574	$ 1,766,127
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(257,139)
Cost of Purchases	1,554,201
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	469,065
Transfers out of Level 3	-
Ending Balance	$ 1,766,127
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (257,139)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	28.0%
United Kingdom	17.6%
Canada	17.0%
Brazil	4.6%
Switzerland	3.9%
Australia	3.5%
Japan	3.4%
Russia	3.0%
Norway	1.6%
Bermuda	1.6%
Germany	1.3%
South Africa	1.2%
India	1.2%
France	1.2%
Luxembourg	1.1%
Italy	1.1%
Others (Individually Less Than 1%)	8.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,473,545) - See accompanying schedule: Unaffiliated issuers (cost $890,882,533)	$ 1,037,687,724
Fidelity Central Funds (cost $40,957,551)	40,957,551
Total Investments (cost $931,840,084)		$ 1,078,645,275
Foreign currency held at value (cost $1,753,358)		1,753,923
Receivable for investments sold		520,583
Receivable for fund shares sold		6,436,889
Dividends receivable		1,129,997
Distributions receivable from Fidelity Central Funds		82,756
Prepaid expenses		368
Other receivables		18,785
Total assets		1,088,588,576

Liabilities
Payable for investments purchased	$ 8,153,161
Payable for fund shares redeemed	3,094,053
Accrued management fee	590,594
Distribution and service plan fees payable	77,739
Other affiliated payables	226,807
Other payables and accrued expenses	111,945
Collateral on securities loaned, at value	32,966,420
Total liabilities		45,220,719

Net Assets		$ 1,043,367,857
Net Assets consist of:
Paid in capital		$ 882,045,461
Undistributed net investment income		1,594,086
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,982,248
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		146,746,062
Net Assets		$ 1,043,367,857

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($153,915,227 ÷ 8,350,307 shares)	$ 18.43

Maximum offering price per share (100/94.25 of $18.43)	$ 19.55
Class T: Net Asset Value and redemption price per share ($24,041,233 ÷ 1,307,281 shares)	$ 18.39

Maximum offering price per share (100/96.50 of $18.39)	$ 19.06
Class B: Net Asset Value and offering price per share ($5,658,570 ÷ 308,616 shares)A	$ 18.34

Class C: Net Asset Value and offering price per share ($44,728,437 ÷ 2,447,228 shares)A	$ 18.28

Global Commodity Stock: Net Asset Value, offering price and redemption price per share ($740,980,435 ÷ 40,059,872 shares)	$ 18.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($74,043,955 ÷ 4,002,746 shares)	$ 18.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 7,116,145
Income from Fidelity Central Funds		160,199
Income before foreign taxes withheld		7,276,344
Less foreign taxes withheld		(409,088)
Total income		6,867,256

Expenses
Management fee	$ 2,604,565
Transfer agent fees	951,642
Distribution and service plan fees	324,735
Accounting and security lending fees	179,852
Custodian fees and expenses	102,164
Independent trustees' compensation	1,565
Registration fees	136,220
Audit	26,840
Legal	819
Interest	186
Miscellaneous	2,326
Total expenses before reductions	4,330,914
Expense reductions	(28,984)	4,301,930
Net investment income (loss)		2,565,326
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,464)	18,668,760
Foreign currency transactions	(139,521)
Total net realized gain (loss)		18,529,239
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $8,287)	97,954,088
Assets and liabilities in foreign currencies	3,837
Total change in net unrealized appreciation (depreciation)		97,957,925
Net gain (loss)		116,487,164
Net increase (decrease) in net assets resulting from operations		$ 119,052,490

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,565,326	$ 5,290,077
Net realized gain (loss)	18,529,239	(2,643,429)
Change in net unrealized appreciation (depreciation)	97,957,925	40,356,160
Net increase (decrease) in net assets resulting from operations	119,052,490	43,002,808
Distributions to shareholders from net investment income	(5,045,313)	(188,424)
Distributions to shareholders from net realized gain	(2,104,800)	(1,358,291)
Total distributions	(7,150,113)	(1,546,715)
Share transactions - net increase (decrease)	494,677,569	198,095,255
Redemption fees	44,756	48,090
Total increase (decrease) in net assets	606,624,702	239,599,438

Net Assets
Beginning of period	436,743,155	197,143,717
End of period (including undistributed net investment income of $1,594,086 and undistributed net investment income of $4,074,073, respectively)	$ 1,043,367,857	$ 436,743,155

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.60	$ 13.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.19 H	(.01)
Net realized and unrealized gain (loss)	2.98	2.20	3.29
Total from investment operations	3.03	2.39	3.28
Distributions from net investment income	(.13)	- K	-
Distributions from net realized gain	(.06)	(.08)	-
Total distributions	(.20) L	(.08)	-
Redemption fees added to paid in capital E	- K	- K	.01
Net asset value, end of period	$ 18.43	$ 15.60	$ 13.29
Total Return B, C, D	19.54%	18.04%	32.90%
Ratios to Average Net Assets F, J
Expenses before reductions	1.33% A	1.37%	1.65% A
Expenses net of fee waivers, if any	1.33% A	1.37%	1.50% A
Expenses net of all reductions	1.32% A	1.36%	1.48% A
Net investment income (loss)	.55% A	1.35% H	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 153,915	$ 60,370	$ 15,705
Portfolio turnover rate G	49% A	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.20 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.062 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.55	$ 13.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.16 H	(.03)
Net realized and unrealized gain (loss)	2.98	2.19	3.29
Total from investment operations	3.00	2.35	3.26
Distributions from net investment income	(.10)	-	-
Distributions from net realized gain	(.06)	(.07)	-
Total distributions	(.16)	(.07)	-
Redemption fees added to paid in capital E	- K	- K	.01
Net asset value, end of period	$ 18.39	$ 15.55	$ 13.27
Total Return B, C, D	19.40%	17.73%	32.70%
Ratios to Average Net Assets F, J
Expenses before reductions	1.60% A	1.63%	2.04% A
Expenses net of fee waivers, if any	1.60% A	1.63%	1.75% A
Expenses net of all reductions	1.59% A	1.61%	1.73% A
Net investment income (loss)	.27% A	1.10% H	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,041	$ 11,762	$ 4,665
Portfolio turnover rate G	49% A	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .17%.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.46	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.08 H	(.07)
Net realized and unrealized gain (loss)	2.96	2.20	3.28
Total from investment operations	2.94	2.28	3.21
Distributions from net realized gain	(.06)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	.01
Net asset value, end of period	$ 18.34	$ 15.46	$ 13.22
Total Return B, C, D	19.06%	17.23%	32.20%
Ratios to Average Net Assets F, J
Expenses before reductions	2.13% A	2.16%	2.66% A
Expenses net of fee waivers, if any	2.13% A	2.16%	2.25% A
Expenses net of all reductions	2.12% A	2.15%	2.23% A
Net investment income (loss)	(.26)% A	.56% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,659	$ 4,348	$ 2,726
Portfolio turnover rate G	49% A	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.45	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.08 H	(.07)
Net realized and unrealized gain (loss)	2.96	2.19	3.28
Total from investment operations	2.94	2.27	3.21
Distributions from net investment income	(.05)	-	-
Distributions from net realized gain	(.06)	(.04)	-
Total distributions	(.11)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	.01
Net asset value, end of period	$ 18.28	$ 15.45	$ 13.22
Total Return B, C, D	19.12%	17.21%	32.20%
Ratios to Average Net Assets F, J
Expenses before reductions	2.10% A	2.14%	2.53% A
Expenses net of fee waivers, if any	2.10% A	2.14%	2.25% A
Expenses net of all reductions	2.09% A	2.13%	2.23% A
Net investment income (loss)	(.23)% A	.58% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,728	$ 14,338	$ 4,798
Portfolio turnover rate G	49% A	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Commodity Stock

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.23 G	.01
Net realized and unrealized gain (loss)	2.99	2.21	3.29
Total from investment operations	3.06	2.44	3.30
Distributions from net investment income	(.16)	(.01)	-
Distributions from net realized gain	(.06)	(.08)	-
Total distributions	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	.01
Net asset value, end of period	$ 18.50	$ 15.66	$ 13.31
Total Return B, C	19.70%	18.38%	33.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.09% A	1.10%	1.42% A
Expenses net of fee waivers, if any	1.09% A	1.10%	1.25% A
Expenses net of all reductions	1.09% A	1.09%	1.23% A
Net investment income (loss)	.78% A	1.62% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 740,980	$ 310,186	$ 159,439
Portfolio turnover rate F	49% A	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .69%.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.23 G	.01
Net realized and unrealized gain (loss)	2.99	2.21	3.29
Total from investment operations	3.06	2.44	3.30
Distributions from net investment income	(.16)	(.01)	-
Distributions from net realized gain	(.06)	(.08)	-
Total distributions	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	.01
Net asset value, end of period	$ 18.50	$ 15.66	$ 13.31
Total Return B, C	19.73%	18.39%	33.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.05% A	1.09%	1.36% A
Expenses net of fee waivers, if any	1.05% A	1.09%	1.25% A
Expenses net of all reductions	1.04% A	1.07%	1.23% A
Net investment income (loss)	.83% A	1.64% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,044	$ 35,739	$ 9,811
Portfolio turnover rate F	49% A	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .71%.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Commodity Stock, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 164,653,674
Gross unrealized depreciation	(20,684,188)
Net unrealized appreciation (depreciation) on securities and other investments	$ 143,969,486
Tax cost	$ 934,675,789

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $667,390,641 and $179,286,606, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 124,060	$ 8,692
Class T	.25%	.25%	43,440	198
Class B	.75%	.25%	24,771	18,656
Class C	.75%	.25%	132,464	69,060
			$ 324,735	$ 96,606

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 140,586
Class T	14,191
Class B*	54,072
Class C*	3,340
$ 212,189

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 123,215.25
Class T	23,379.27
Class B	7,405.30
Class C	35,993.27
Global Commodity Stock	697,795.26
Institutional Class	63,855.22
	$ 951,642

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,524 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,157,000.40%		$ 186

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit - continued

agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,111 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $145,540. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $28,922 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $62.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 597,144	$ 7,432
Class T	82,038	-
Class C	56,214	-
Global Commodity Stock	3,895,270	168,019
Institutional Class	414,647	12,973
Total	$ 5,045,313	$ 188,424
From net realized gain
Class A	$ 275,211	$ 143,058
Class T	52,381	30,137
Class B	16,866	9,302
Class C	68,717	20,828
Global Commodity Stock	1,532,256	1,078,126
Institutional Class	159,369	76,840
Total	$ 2,104,800	$ 1,358,291

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	4,980,248	3,636,511	$ 87,069,382	$ 52,113,230
Reinvestment of distributions	39,060	8,310	643,900	119,911
Shares redeemed	(538,055)	(957,806)	(9,425,257)	(13,354,681)
Net increase (decrease)	4,481,253	2,687,015	$ 78,288,025	$ 38,878,460
Class T
Shares sold	599,181	635,625	$ 10,419,653	$ 9,055,849
Reinvestment of distributions	7,294	2,006	120,226	28,921
Shares redeemed	(55,435)	(233,090)	(975,833)	(3,190,490)
Net increase (decrease)	551,040	404,541	$ 9,564,046	$ 5,894,280
Class B
Shares sold	63,580	275,613	$ 1,102,114	$ 3,943,173
Reinvestment of distributions	917	543	14,988	7,824
Shares redeemed	(37,179)	(200,985)	(628,136)	(2,763,660)
Net increase (decrease)	27,318	75,171	$ 488,966	$ 1,187,337

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class C
Shares sold	1,603,071	869,321	$ 27,865,420	$ 12,506,411
Reinvestment of distributions	6,435	1,339	105,874	19,266
Shares redeemed	(90,065)	(305,685)	(1,547,810)	(4,197,936)
Net increase (decrease)	1,519,441	564,975	$ 26,423,484	$ 8,327,741
Global Commodity Stock
Shares sold	25,202,287	19,122,952	$ 436,935,938	$ 278,892,729
Reinvestment of distributions	293,921	81,765	4,855,462	1,181,498
Shares redeemed	(5,242,913)	(11,379,620)	(91,395,396)	(158,960,668)
Net increase (decrease)	20,253,295	7,825,097	$ 350,396,004	$ 121,113,559
Institutional Class
Shares sold	2,806,702	1,969,025	$ 49,103,136	$ 28,672,948
Reinvestment of distributions	16,850	2,588	278,352	37,397
Shares redeemed	(1,102,724)	(426,975)	(19,864,444)	(6,016,467)
Net increase (decrease)	1,720,828	1,544,638	$ 29,517,044	$ 22,693,878

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

AGCS-USAN-0611
1.879398.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Global Commodity Stock
Fund - Institutional Class

Semiannual Report

April 30, 2011

Institutional Class is a
class of Fidelity® Global
Commodity Stock Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.33%
Actual		$ 1,000.00	$ 1,195.40	$ 7.24
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.66
Class T	1.60%
Actual		$ 1,000.00	$ 1,194.00	$ 8.70
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.00
Class B	2.13%
Actual		$ 1,000.00	$ 1,190.60	$ 11.57
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
Class C	2.10%
Actual		$ 1,000.00	$ 1,191.20	$ 11.41
HypotheticalA		$ 1,000.00	$ 1,014.38	$ 10.49
Global Commodity Stock	1.09%
Actual		$ 1,000.00	$ 1,197.00	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Institutional Class	1.05%
Actual		$ 1,000.00	$ 1,197.30	$ 5.72
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
BHP Billiton PLC	5.1	5.5
Exxon Mobil Corp.	4.9	4.8
Potash Corp. of Saskatchewan, Inc.	3.8	4.1
Rio Tinto PLC	3.1	2.9
Royal Dutch Shell PLC Class A (United Kingdom)	2.8	2.8
Chevron Corp.	2.4	2.3
Syngenta AG (Switzerland)	2.3	2.6
Archer Daniels Midland Co.	2.2	2.1
Vale SA (PN-A) sponsored ADR	2.0	2.1
Monsanto Co.	1.7	2.9
	30.3
Top Sectors (% of fund's net assets)
As of April 30, 2011
Energy 36.2%
Metals 34.3%
Agriculture 23.8%
Other 5.2%
Short-Term Investments and Net Other Assets 0.5%

As of October 31, 2010
Metals 34.6%
Energy 32.8%
Agriculture 26.2%
Other 5.6%
Short-Term Investments and Net Other Assets 0.8%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
AEROSPACE & DEFENSE - 0.2%
Aerospace & Defense - 0.2%
Precision Castparts Corp.	14,300	$ 2,209,636
CHEMICALS - 16.6%
Commodity Chemicals - 0.3%
Grasim Industries Ltd.	46,929	2,730,838
Diversified Chemicals - 0.2%
BASF AG	8,343	857,621
Dow Chemical Co.	2,800	114,772
FMC Corp.	3,400	300,152
Lanxess AG	7,400	678,807
		1,951,352
Fertilizers & Agricultural Chemicals - 15.7%
Agrium, Inc.	145,800	13,216,159
CF Industries Holdings, Inc.	75,672	10,711,372
China Bluechemical Ltd. (H shares)	536,000	436,182
CVR Partners LP	18,800	359,832
Fertilizantes Fosfatados SA (PN)	139,100	1,444,667
Gujarat Narmada Valley Fertilizers Co. (a)	19,089	46,477
Incitec Pivot Ltd.	1,546,836	6,377,357
Intrepid Potash, Inc. (a)	8,200	280,932
Israel Chemicals Ltd.	316,900	5,569,814
Israel Corp. Ltd. (Class A)	100	123,415
K&S AG	98,707	7,987,169
Monsanto Co.	265,000	18,030,600
Nufarm Ltd. (a)	24,817	131,433
Potash Corp. of Saskatchewan, Inc.	698,100	39,439,219
Sinofert Holdings Ltd. (a)	4,910,000	2,048,389
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (d)	5,700	347,871
Syngenta AG (Switzerland)	67,782	23,967,444
Taiwan Fertilizer Co. Ltd.	919,000	3,094,837
The Mosaic Co.	112,700	8,436,722
United Phosphorous Ltd.	415,232	1,419,605
Uralkali JSC GDR (Reg. S)	211,500	8,876,655
Yara International ASA (d)	190,200	11,140,786
		163,486,937
Specialty Chemicals - 0.4%
Innophos Holdings, Inc.	22,938	1,062,947
Johnson Matthey PLC	8,600	287,740
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Specialty Chemicals - continued
LyondellBasell Industries NV Class A	35,200	$ 1,566,400
OMNOVA Solutions, Inc. (a)	174,001	1,479,009
		4,396,096
TOTAL CHEMICALS		172,565,223
CONSTRUCTION & ENGINEERING - 1.5%
Construction & Engineering - 1.5%
Chiyoda Corp.	361,000	3,593,203
Fluor Corp.	19,900	1,391,806
Foster Wheeler AG (a)	95,900	3,411,163
Jacobs Engineering Group, Inc. (a)	5,400	267,894
Orascom Construction Industries SAE GDR	6,500	266,500
Shaw Group, Inc. (a)	146,900	5,714,410
SNC-Lavalin Group, Inc.	7,300	441,657
		15,086,633
CONSTRUCTION MATERIALS - 0.3%
Construction Materials - 0.3%
Asia Cement Corp.	253,000	337,804
Cemex SA de CV sponsored ADR	187,824	1,630,312
Ultratech Cement Ltd.	49,640	1,221,679
		3,189,795
CONTAINERS & PACKAGING - 0.3%
Paper Packaging - 0.3%
Greatview Aseptic Pack Co. Ltd.	2,810,000	1,924,881
Rock-Tenn Co. Class A	21,700	1,498,819
		3,423,700
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Regal-Beloit Corp.	18,202	1,379,530
ENERGY EQUIPMENT & SERVICES - 4.1%
Oil & Gas Drilling - 2.2%
Cathedral Energy Services Ltd.	64,700	635,990
Ensco International Ltd. ADR	27,200	1,621,664
Nabors Industries Ltd. (a)	19,600	600,544
Noble Corp.	58,500	2,516,085
Transocean Ltd. (a)	160,200	11,654,550
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Drilling - continued
Trinidad Drilling Ltd.	173,100	$ 1,983,304
Tuscany International Drilling, Inc. (a)	110,000	175,563
Unit Corp. (a)	4,400	277,288
Vantage Drilling Co. (a)	2,148,676	3,824,643
		23,289,631
Oil & Gas Equipment & Services - 1.9%
Aker Drilling ASA (a)	246,300	845,045
Aker Solutions ASA	59,700	1,440,624
Baker Hughes, Inc.	2,480	191,977
C&J Energy Services, Inc. (a)(e)	57,300	888,150
Cal Dive International, Inc. (a)	41,200	323,832
Compagnie Generale de Geophysique SA (a)	15,900	560,142
FMC Technologies, Inc. (a)	59,900	2,784,152
Fugro NV (Certificaten Van Aandelen) unit	1,100	100,904
Halliburton Co.	39,700	2,004,056
ION Geophysical Corp. (a)	214,300	2,708,752
National Oilwell Varco, Inc.	3,300	253,077
Oceaneering International, Inc. (a)	20,800	1,818,336
Oil States International, Inc. (a)	4,000	332,040
Petroleum Geo-Services ASA (a)	101,600	1,604,460
Saipem SpA	63,381	3,598,418
Schlumberger Ltd.	3,800	341,050
		19,795,015
TOTAL ENERGY EQUIPMENT & SERVICES		43,084,646
FOOD PRODUCTS - 4.5%
Agricultural Products - 4.3%
Archer Daniels Midland Co.	609,700	22,571,094
Bunge Ltd.	105,600	7,966,464
Chaoda Modern Agriculture (Holdings) Ltd.	3,200,000	1,990,137
Charoen Pokphand Indonesia Tbk	1,250,000	281,703
China Agri-Industries Holding Ltd.	1,560,000	1,779,689
China Green (Holdings) Ltd.	147,000	125,681
Corn Products International, Inc.	5,600	308,560
Golden Agri-Resources Ltd.	4,875,000	2,648,482
IOI Corp. Bhd	235,406	420,354
Kernel Holding SA (a)	11,200	303,780
Kuala Lumpur Kepong Bhd	28,400	202,467
Origin Agritech Ltd. (a)	40,410	313,582
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - CONTINUED
Agricultural Products - continued
PPB Group Bhd	99,000	$ 567,433
Viterra, Inc.	31,500	378,559
Wilmar International Ltd.	1,307,000	5,627,131
		45,485,116
Packaged Foods & Meats - 0.2%
China Yurun Food Group Ltd.	273,000	1,000,071
Cosan Ltd. Class A	66,400	826,680
		1,826,751
TOTAL FOOD PRODUCTS		47,311,867
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Keppel Corp. Ltd.	16,500	160,410
MACHINERY - 0.8%
Construction & Farm Machinery & Heavy Trucks - 0.7%
AGCO Corp. (a)	5,500	316,690
CNH Global NV (a)	6,400	309,120
Cummins, Inc.	4,000	480,720
Fiat Industrial SpA (a)	163,300	2,426,056
Jain Irrigation Systems Ltd.	535,001	2,211,088
Komatsu Ltd.	16,800	592,285
Weichai Power Co. Ltd. (H Shares)	74,000	505,002
		6,840,961
Industrial Machinery - 0.1%
Sandvik AB (d)	61,900	1,313,077
TOTAL MACHINERY		8,154,038
METALS & MINING - 34.1%
Aluminum - 0.3%
Alcoa, Inc.	183,200	3,114,400
Diversified Metals & Mining - 15.7%
African Rainbow Minerals Ltd.	14,800	481,261
Anglo American PLC (United Kingdom)	333,751	17,396,715
Antofagasta PLC	86,500	1,975,173
BHP Billiton PLC	1,255,798	53,096,786
Copper Mountain Mining Corp. (a)	11,200	85,826
Eramet SA	222	87,402
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - continued
Eurasian Natural Resources Corp. PLC	45,900	$ 698,859
First Quantum Minerals Ltd.	21,900	3,120,999
Freeport-McMoRan Copper & Gold, Inc.	208,300	11,462,749
Grande Cache Coal Corp. (a)	86,634	738,967
Grupo Mexico SA de CV Series B	524,282	1,815,518
HudBay Minerals, Inc.	14,500	231,424
Inmet Mining Corp.	3,000	210,549
Ivanhoe Australia Ltd. (a)	65,323	229,922
Ivanhoe Mines Ltd. (a)	13,340	349,821
Kazakhmys PLC	201,100	4,632,301
KGHM Polska Miedz SA (Bearer)	4,300	316,359
MacArthur Coal Ltd.	428,926	5,455,681
Mitsubishi Materials Corp. (a)	204,000	708,105
OJSC MMC Norilsk Nickel sponsored ADR	105,700	2,943,745
OZ Minerals Ltd.	350,000	552,636
Rio Tinto PLC	442,087	32,257,984
Southern Copper Corp.	2,200	82,412
Sterlite Industries (India) Ltd.	173,488	714,273
Sumitomo Metal Mining Co. Ltd.	175,000	3,124,338
Teck Resources Ltd. Class B (sub. vtg.)	127,800	6,947,209
Vedanta Resources PLC	12,400	481,576
Walter Energy, Inc.	15,200	2,100,944
Xstrata PLC	458,191	11,644,987
		163,944,521
Gold - 9.1%
Agnico-Eagle Mines Ltd.:
(Canada)	78,800	5,490,430
(United States)	100	6,958
AngloGold Ashanti Ltd. sponsored ADR	136,500	6,958,770
Barrick Gold Corp.	260,200	13,289,149
Centamin Egypt Ltd. (United Kingdom) (a)	140,000	304,013
Centerra Gold, Inc.	5,100	94,874
Compania de Minas Buenaventura SA sponsored ADR	63,700	2,654,379
Eldorado Gold Corp.	208,300	3,877,141
Franco-Nevada Corp.	32,700	1,296,802
Gold Fields Ltd. sponsored ADR	79,300	1,414,712
Goldcorp, Inc.	231,600	12,947,177
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	93,900	1,462,023
IAMGOLD Corp.	109,100	2,268,256
Kingsgate Consolidated NL	239,515	2,037,995
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Kinross Gold Corp.	579,005	$ 9,179,870
Kinross Gold Corp. warrants 9/17/14 (a)	2,772	7,706
Newcrest Mining Ltd.	273,346	12,423,555
Newmont Mining Corp.	133,300	7,812,713
Osisko Mining Corp. (a)	65,500	958,857
Polyus Gold OJSC sponsored ADR	21,800	794,610
Randgold Resources Ltd. sponsored ADR	55,300	4,787,321
Royal Gold, Inc.	23,600	1,439,128
Yamana Gold, Inc.	288,900	3,682,628
		95,189,067
Precious Metals & Minerals - 1.0%
Anglo Platinum Ltd.	13,100	1,330,192
Aquarius Platinum Ltd. (United Kingdom)	109,500	629,572
Impala Platinum Holdings Ltd.	68,100	2,125,601
Lonmin PLC	10,422	284,113
Northam Platinum Ltd.	40,500	266,969
Orko Silver Corp. (a)	20,000	57,711
Pan American Silver Corp.	66,000	2,381,280
Polymetal JSC GDR (Reg. S) (a)	15,700	300,498
Silver Standard Resources, Inc. (a)	6,200	215,388
Silver Wheaton Corp.	53,400	2,173,026
		9,764,350
Steel - 8.0%
Aperam unit	6,540	274,353
ArcelorMittal SA Class A unit (d)	193,600	7,176,752
BlueScope Steel Ltd.	517,507	981,682
Bradespar SA (PN)	9,100	235,410
CAP SA	20,843	1,120,348
Carpenter Technology Corp.	16,700	856,042
China Steel Corp.	2,678,819	3,305,916
Cliffs Natural Resources, Inc.	7,400	693,528
Commercial Metals Co.	50,100	839,676
Companhia Siderurgica Nacional SA (CSN)	85,200	1,324,599
Evraz Group SA GDR (a)	3,300	111,870
Fortescue Metals Group Ltd.	50,000	337,174
Gerdau SA sponsored ADR	215,800	2,606,864
JFE Holdings, Inc.	171,300	4,688,289
Jindal Steel & Power Ltd.	91,751	1,357,450
JSW Steel Ltd.	16,516	353,850
Kobe Steel Ltd.	243,000	602,924
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Maanshan Iron & Steel Co. Ltd. (H Shares)	5,295,000	$ 2,788,529
Magnitogorsk Iron & Steel Works OJSC unit	47,700	599,112
Mechel Steel Group OAO sponsored ADR	34,200	977,094
Nippon Steel Corp.	638,000	1,995,445
Novolipetsk Steel Ojsc	4,500	171,720
Nucor Corp.	25,200	1,183,392
OneSteel Ltd.	541,960	1,265,772
POSCO	14,437	6,354,144
Reliance Steel & Aluminum Co.	25,400	1,437,894
Salzgitter AG	4,495	352,940
Sumitomo Metal Industries Ltd.	468,000	989,923
Tata Steel Ltd.	33,417	465,520
Ternium SA sponsored ADR	136,100	4,575,682
Thyssenkrupp AG	56,600	2,604,363
Tokyo Steel Manufacturing Co. Ltd.	20,500	222,131
United States Steel Corp. (d)	111,700	5,329,207
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	37,700	386,992
Vale SA (PN-A) sponsored ADR	685,200	20,487,480
Voestalpine AG	60,200	2,962,615
Yamato Kogyo Co. Ltd.	44,200	1,458,573
		83,475,255
TOTAL METALS & MINING		355,487,593
OIL, GAS & CONSUMABLE FUELS - 32.1%
Coal & Consumable Fuels - 1.2%
Alpha Natural Resources, Inc. (a)	12,605	733,233
Cameco Corp.	2,800	82,659
China Coal Energy Co. Ltd. (H Shares)	301,000	419,353
China Shenhua Energy Co. Ltd. (H Shares)	16,500	77,015
Extract Resources Ltd. (a)	28,943	211,996
Massey Energy Co.	60,500	4,128,520
Paladin Energy Ltd.:
(Australia) (a)	436,842	1,580,691
(Canada) (a)	271,500	981,429
Peabody Energy Corp.	35,200	2,352,064
PT Bumi Resources Tbk	1,019,000	407,529
Uranium One, Inc.	380,500	1,584,579
		12,559,068
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - 22.4%
BG Group PLC	422,970	$ 10,834,624
BP PLC	2,067,500	15,893,927
Cenovus Energy, Inc.	4,700	180,727
Chevron Corp.	233,800	25,587,072
China Petroleum & Chemical Corp. (H Shares)	1,449,000	1,460,540
ConocoPhillips	115,000	9,076,950
Ecopetrol SA ADR (d)	2,100	92,127
ENI SpA	228,627	6,121,383
Exxon Mobil Corp.	584,061	51,397,368
Hess Corp.	72,900	6,266,484
Imperial Oil Ltd.	12,400	655,322
InterOil Corp. (a)(d)	49,300	3,135,480
Lukoil Oil Co. sponsored ADR	41,300	2,878,610
Marathon Oil Corp.	89,500	4,836,580
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	2,300	321,272
Murphy Oil Corp.	11,600	898,768
OAO Gazprom sponsored ADR	636,600	10,860,396
Occidental Petroleum Corp.	118,500	13,543,365
Origin Energy Ltd.	186,159	3,337,417
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	405,300	13,524,861
PTT PCL (For. Reg.)	20,700	259,963
Repsol YPF SA	82,444	2,944,218
Royal Dutch Shell PLC Class A (United Kingdom)	741,850	28,780,101
Sasol Ltd.	5,200	300,315
StatoilHydro ASA	31,000	908,154
Suncor Energy, Inc.	193,232	8,906,931
Surgutneftegaz JSC sponsored ADR	4,130	43,489
Total SA	174,655	11,185,527
		234,231,971
Oil & Gas Exploration & Production - 7.9%
Anadarko Petroleum Corp.	59,900	4,728,506
Apache Corp.	57,400	7,655,438
Baytex Energy Corp.	2,500	154,397
Berry Petroleum Co. Class A	3,500	185,955
Bowleven PLC (a)	429,000	2,106,809
Cairn Energy PLC (a)	78,281	590,907
Canadian Natural Resources Ltd.	231,500	10,891,095
Chesapeake Energy Corp.	90,300	3,040,401
Cimarex Energy Co.	13,300	1,470,847
CNOOC Ltd. sponsored ADR (d)	9,400	2,344,830
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
CNPC (Hong Kong) Ltd.	212,000	$ 375,613
Concho Resources, Inc. (a)	1,200	128,220
Denbury Resources, Inc. (a)	50,400	1,137,528
Devon Energy Corp.	12,500	1,137,500
Double Eagle Petroleum Co. (a)	19,500	198,510
EnCana Corp.	5,500	184,806
EOG Resources, Inc.	6,200	700,042
EXCO Resources, Inc.	14,000	293,300
Falkland Oil & Gas Ltd. (a)	383,100	470,349
Gran Tierra Energy, Inc. (a)	7,600	56,552
Gulfport Energy Corp. (a)	8,800	299,552
Heritage Oil PLC	31,400	131,441
INPEX Corp.	37	284,413
Japan Petroleum Exploration Co. Ltd.	41,200	2,019,686
Kodiak Oil & Gas Corp. (a)(d)	161,300	1,132,326
Nautical Petroleum PLC (a)	40,000	262,253
Newfield Exploration Co. (a)	42,100	2,980,680
Nexen, Inc.	19,900	526,474
Niko Resources Ltd.	58,200	4,918,180
Noble Energy, Inc.	36,900	3,552,363
Northern Oil & Gas, Inc. (a)	70,200	1,667,952
OAO NOVATEK GDR	3,700	519,850
OGX Petroleo e Gas Participacoes SA (a)	106,000	1,137,952
Oil & Natural Gas Corp. Ltd.	122,588	852,617
Pacific Rubiales Energy Corp.	6,600	200,560
Painted Pony Petroleum Ltd. (a)(e)	15,000	157,911
Painted Pony Petroleum Ltd. Class A (a)	87,100	916,939
PetroBakken Energy Ltd. Class A	29,248	555,220
Petrobank Energy & Resources Ltd.	103,800	2,196,466
Petrohawk Energy Corp. (a)	44,000	1,188,440
Petrominerales Ltd.	42,826	1,639,076
Pioneer Natural Resources Co.	6,800	695,164
Plains Exploration & Production Co. (a)	9,700	368,988
Premier Oil PLC (a)	4,000	133,632
Progress Energy Resources Corp.	42,300	578,546
QEP Resources, Inc.	81,100	3,465,403
Santos Ltd.	89,358	1,481,473
Southwestern Energy Co. (a)	64,000	2,807,040
Stone Energy Corp. (a)	8,800	311,168
Talisman Energy, Inc.	176,500	4,262,789
Tullow Oil PLC	80,900	1,936,490
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Ultra Petroleum Corp. (a)	15,900	$ 807,561
Whiting Petroleum Corp. (a)	3,600	250,200
Woodside Petroleum Ltd.	6,000	307,897
		82,398,307
Oil & Gas Refining & Marketing - 0.6%
CVR Energy, Inc. (a)	68,200	1,516,086
Frontier Oil Corp.	17,688	494,203
Holly Corp.	4,858	281,278
Reliance Industries Ltd.	49,541	1,101,253
Tesoro Corp. (a)	35,600	965,472
Valero Energy Corp.	29,900	846,170
Western Refining, Inc. (a)(d)	33,300	564,768
		5,769,230
Oil & Gas Storage & Transport - 0.0%
Tesoro Logistics LP	3,900	92,469
TOTAL OIL, GAS & CONSUMABLE FUELS		335,051,045
PAPER & FOREST PRODUCTS - 3.8%
Forest Products - 0.4%
China Forestry Holdings Co. Ltd.	3,302,000	877,977
Duratex SA	32,500	335,886
Sino-Forest Corp. (a)	102,100	2,537,122
		3,750,985
Paper Products - 3.4%
Empresas CMPC SA	81,740	4,527,165
Fibria Celulose SA sponsored ADR (a)(d)	235,889	3,809,607
Holmen AB (B Shares)	6,800	250,914
International Paper Co.	86,400	2,668,032
MeadWestvaco Corp.	7,700	259,413
Nine Dragons Paper (Holdings) Ltd.	1,709,000	1,951,873
Nippon Paper Group, Inc.	103,700	2,083,384
Oji Paper Co. Ltd.	982,000	4,408,588
Sappi Ltd. (a)	24,704	134,638
Stora Enso Oyj (R Shares) (d)	217,000	2,614,755
Suzano Papel e Celulose SA	189,725	1,855,887
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - CONTINUED
Paper Products - continued
Svenska Cellulosa AB (SCA) (B Shares) (d)	500,900	$ 7,674,914
UPM-Kymmene Corp.	159,700	3,273,819
		35,512,989
TOTAL PAPER & FOREST PRODUCTS		39,263,974
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Specialized REITs - 0.1%
Rayonier, Inc.	2,900	192,444
Weyerhaeuser Co.	20,185	464,457
		656,901
SPECIALTY RETAIL - 0.2%
Specialty Stores - 0.2%
Tsutsumi Jewelry Co. Ltd.	96,300	2,402,510
TRADING COMPANIES & DISTRIBUTORS - 0.8%
Trading Companies & Distributors - 0.8%
Mills Estruturas e Servicos de Engenharia SA	30,000	409,966
Mitsubishi Corp.	175,500	4,760,320
Noble Group Ltd.	1,494,090	2,721,965
		7,892,251
TRANSPORTATION INFRASTRUCTURE - 0.0%
Highways & Railtracks - 0.0%
Ecorodovias Infraestrutura e Logistica SA	41,800	367,972
TOTAL COMMON STOCKS (Cost $890,882,533)		1,037,687,724
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	7,991,131	$ 7,991,131
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	32,966,420	32,966,420
TOTAL MONEY MARKET FUNDS (Cost $40,957,551)		40,957,551
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $931,840,084)		1,078,645,275
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(35,277,418)
NET ASSETS - 100%		$ 1,043,367,857
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,046,061 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,659
Fidelity Securities Lending Cash Central Fund	145,540
Total	$ 160,199
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,037,687,724	$ 846,436,023	$ 189,485,574	$ 1,766,127
Money Market Funds	40,957,551	40,957,551	-	-
Total Investments in Securities:	$ 1,078,645,275	$ 887,393,574	$ 189,485,574	$ 1,766,127
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(257,139)
Cost of Purchases	1,554,201
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	469,065
Transfers out of Level 3	-
Ending Balance	$ 1,766,127
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (257,139)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	28.0%
United Kingdom	17.6%
Canada	17.0%
Brazil	4.6%
Switzerland	3.9%
Australia	3.5%
Japan	3.4%
Russia	3.0%
Norway	1.6%
Bermuda	1.6%
Germany	1.3%
South Africa	1.2%
India	1.2%
France	1.2%
Luxembourg	1.1%
Italy	1.1%
Others (Individually Less Than 1%)	8.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,473,545) - See accompanying schedule: Unaffiliated issuers (cost $890,882,533)	$ 1,037,687,724
Fidelity Central Funds (cost $40,957,551)	40,957,551
Total Investments (cost $931,840,084)		$ 1,078,645,275
Foreign currency held at value (cost $1,753,358)		1,753,923
Receivable for investments sold		520,583
Receivable for fund shares sold		6,436,889
Dividends receivable		1,129,997
Distributions receivable from Fidelity Central Funds		82,756
Prepaid expenses		368
Other receivables		18,785
Total assets		1,088,588,576

Liabilities
Payable for investments purchased	$ 8,153,161
Payable for fund shares redeemed	3,094,053
Accrued management fee	590,594
Distribution and service plan fees payable	77,739
Other affiliated payables	226,807
Other payables and accrued expenses	111,945
Collateral on securities loaned, at value	32,966,420
Total liabilities		45,220,719

Net Assets		$ 1,043,367,857
Net Assets consist of:
Paid in capital		$ 882,045,461
Undistributed net investment income		1,594,086
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,982,248
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		146,746,062
Net Assets		$ 1,043,367,857

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($153,915,227 ÷ 8,350,307 shares)	$ 18.43

Maximum offering price per share (100/94.25 of $18.43)	$ 19.55
Class T: Net Asset Value and redemption price per share ($24,041,233 ÷ 1,307,281 shares)	$ 18.39

Maximum offering price per share (100/96.50 of $18.39)	$ 19.06
Class B: Net Asset Value and offering price per share ($5,658,570 ÷ 308,616 shares)A	$ 18.34

Class C: Net Asset Value and offering price per share ($44,728,437 ÷ 2,447,228 shares)A	$ 18.28

Global Commodity Stock: Net Asset Value, offering price and redemption price per share ($740,980,435 ÷ 40,059,872 shares)	$ 18.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($74,043,955 ÷ 4,002,746 shares)	$ 18.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 7,116,145
Income from Fidelity Central Funds		160,199
Income before foreign taxes withheld		7,276,344
Less foreign taxes withheld		(409,088)
Total income		6,867,256

Expenses
Management fee	$ 2,604,565
Transfer agent fees	951,642
Distribution and service plan fees	324,735
Accounting and security lending fees	179,852
Custodian fees and expenses	102,164
Independent trustees' compensation	1,565
Registration fees	136,220
Audit	26,840
Legal	819
Interest	186
Miscellaneous	2,326
Total expenses before reductions	4,330,914
Expense reductions	(28,984)	4,301,930
Net investment income (loss)		2,565,326
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,464)	18,668,760
Foreign currency transactions	(139,521)
Total net realized gain (loss)		18,529,239
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $8,287)	97,954,088
Assets and liabilities in foreign currencies	3,837
Total change in net unrealized appreciation (depreciation)		97,957,925
Net gain (loss)		116,487,164
Net increase (decrease) in net assets resulting from operations		$ 119,052,490

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,565,326	$ 5,290,077
Net realized gain (loss)	18,529,239	(2,643,429)
Change in net unrealized appreciation (depreciation)	97,957,925	40,356,160
Net increase (decrease) in net assets resulting from operations	119,052,490	43,002,808
Distributions to shareholders from net investment income	(5,045,313)	(188,424)
Distributions to shareholders from net realized gain	(2,104,800)	(1,358,291)
Total distributions	(7,150,113)	(1,546,715)
Share transactions - net increase (decrease)	494,677,569	198,095,255
Redemption fees	44,756	48,090
Total increase (decrease) in net assets	606,624,702	239,599,438

Net Assets
Beginning of period	436,743,155	197,143,717
End of period (including undistributed net investment income of $1,594,086 and undistributed net investment income of $4,074,073, respectively)	$ 1,043,367,857	$ 436,743,155

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.60	$ 13.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.19 H	(.01)
Net realized and unrealized gain (loss)	2.98	2.20	3.29
Total from investment operations	3.03	2.39	3.28
Distributions from net investment income	(.13)	- K	-
Distributions from net realized gain	(.06)	(.08)	-
Total distributions	(.20) L	(.08)	-
Redemption fees added to paid in capital E	- K	- K	.01
Net asset value, end of period	$ 18.43	$ 15.60	$ 13.29
Total Return B, C, D	19.54%	18.04%	32.90%
Ratios to Average Net Assets F, J
Expenses before reductions	1.33% A	1.37%	1.65% A
Expenses net of fee waivers, if any	1.33% A	1.37%	1.50% A
Expenses net of all reductions	1.32% A	1.36%	1.48% A
Net investment income (loss)	.55% A	1.35% H	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 153,915	$ 60,370	$ 15,705
Portfolio turnover rate G	49% A	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.20 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.062 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.55	$ 13.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.16 H	(.03)
Net realized and unrealized gain (loss)	2.98	2.19	3.29
Total from investment operations	3.00	2.35	3.26
Distributions from net investment income	(.10)	-	-
Distributions from net realized gain	(.06)	(.07)	-
Total distributions	(.16)	(.07)	-
Redemption fees added to paid in capital E	- K	- K	.01
Net asset value, end of period	$ 18.39	$ 15.55	$ 13.27
Total Return B, C, D	19.40%	17.73%	32.70%
Ratios to Average Net Assets F, J
Expenses before reductions	1.60% A	1.63%	2.04% A
Expenses net of fee waivers, if any	1.60% A	1.63%	1.75% A
Expenses net of all reductions	1.59% A	1.61%	1.73% A
Net investment income (loss)	.27% A	1.10% H	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,041	$ 11,762	$ 4,665
Portfolio turnover rate G	49% A	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .17%.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.46	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.08 H	(.07)
Net realized and unrealized gain (loss)	2.96	2.20	3.28
Total from investment operations	2.94	2.28	3.21
Distributions from net realized gain	(.06)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	.01
Net asset value, end of period	$ 18.34	$ 15.46	$ 13.22
Total Return B, C, D	19.06%	17.23%	32.20%
Ratios to Average Net Assets F, J
Expenses before reductions	2.13% A	2.16%	2.66% A
Expenses net of fee waivers, if any	2.13% A	2.16%	2.25% A
Expenses net of all reductions	2.12% A	2.15%	2.23% A
Net investment income (loss)	(.26)% A	.56% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,659	$ 4,348	$ 2,726
Portfolio turnover rate G	49% A	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.45	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.08 H	(.07)
Net realized and unrealized gain (loss)	2.96	2.19	3.28
Total from investment operations	2.94	2.27	3.21
Distributions from net investment income	(.05)	-	-
Distributions from net realized gain	(.06)	(.04)	-
Total distributions	(.11)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	.01
Net asset value, end of period	$ 18.28	$ 15.45	$ 13.22
Total Return B, C, D	19.12%	17.21%	32.20%
Ratios to Average Net Assets F, J
Expenses before reductions	2.10% A	2.14%	2.53% A
Expenses net of fee waivers, if any	2.10% A	2.14%	2.25% A
Expenses net of all reductions	2.09% A	2.13%	2.23% A
Net investment income (loss)	(.23)% A	.58% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,728	$ 14,338	$ 4,798
Portfolio turnover rate G	49% A	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Commodity Stock

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.23 G	.01
Net realized and unrealized gain (loss)	2.99	2.21	3.29
Total from investment operations	3.06	2.44	3.30
Distributions from net investment income	(.16)	(.01)	-
Distributions from net realized gain	(.06)	(.08)	-
Total distributions	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	.01
Net asset value, end of period	$ 18.50	$ 15.66	$ 13.31
Total Return B, C	19.70%	18.38%	33.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.09% A	1.10%	1.42% A
Expenses net of fee waivers, if any	1.09% A	1.10%	1.25% A
Expenses net of all reductions	1.09% A	1.09%	1.23% A
Net investment income (loss)	.78% A	1.62% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 740,980	$ 310,186	$ 159,439
Portfolio turnover rate F	49% A	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .69%.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.23 G	.01
Net realized and unrealized gain (loss)	2.99	2.21	3.29
Total from investment operations	3.06	2.44	3.30
Distributions from net investment income	(.16)	(.01)	-
Distributions from net realized gain	(.06)	(.08)	-
Total distributions	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	.01
Net asset value, end of period	$ 18.50	$ 15.66	$ 13.31
Total Return B, C	19.73%	18.39%	33.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.05% A	1.09%	1.36% A
Expenses net of fee waivers, if any	1.05% A	1.09%	1.25% A
Expenses net of all reductions	1.04% A	1.07%	1.23% A
Net investment income (loss)	.83% A	1.64% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,044	$ 35,739	$ 9,811
Portfolio turnover rate F	49% A	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .71%.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Commodity Stock, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 164,653,674
Gross unrealized depreciation	(20,684,188)
Net unrealized appreciation (depreciation) on securities and other investments	$ 143,969,486
Tax cost	$ 934,675,789

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $667,390,641 and $179,286,606, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 124,060	$ 8,692
Class T	.25%	.25%	43,440	198
Class B	.75%	.25%	24,771	18,656
Class C	.75%	.25%	132,464	69,060
			$ 324,735	$ 96,606

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 140,586
Class T	14,191
Class B*	54,072
Class C*	3,340
$ 212,189

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 123,215.25
Class T	23,379.27
Class B	7,405.30
Class C	35,993.27
Global Commodity Stock	697,795.26
Institutional Class	63,855.22
	$ 951,642

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,524 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,157,000.40%		$ 186

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit - continued

agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,111 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $145,540. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $28,922 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $62.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 597,144	$ 7,432
Class T	82,038	-
Class C	56,214	-
Global Commodity Stock	3,895,270	168,019
Institutional Class	414,647	12,973
Total	$ 5,045,313	$ 188,424
From net realized gain
Class A	$ 275,211	$ 143,058
Class T	52,381	30,137
Class B	16,866	9,302
Class C	68,717	20,828
Global Commodity Stock	1,532,256	1,078,126
Institutional Class	159,369	76,840
Total	$ 2,104,800	$ 1,358,291

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	4,980,248	3,636,511	$ 87,069,382	$ 52,113,230
Reinvestment of distributions	39,060	8,310	643,900	119,911
Shares redeemed	(538,055)	(957,806)	(9,425,257)	(13,354,681)
Net increase (decrease)	4,481,253	2,687,015	$ 78,288,025	$ 38,878,460
Class T
Shares sold	599,181	635,625	$ 10,419,653	$ 9,055,849
Reinvestment of distributions	7,294	2,006	120,226	28,921
Shares redeemed	(55,435)	(233,090)	(975,833)	(3,190,490)
Net increase (decrease)	551,040	404,541	$ 9,564,046	$ 5,894,280
Class B
Shares sold	63,580	275,613	$ 1,102,114	$ 3,943,173
Reinvestment of distributions	917	543	14,988	7,824
Shares redeemed	(37,179)	(200,985)	(628,136)	(2,763,660)
Net increase (decrease)	27,318	75,171	$ 488,966	$ 1,187,337

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class C
Shares sold	1,603,071	869,321	$ 27,865,420	$ 12,506,411
Reinvestment of distributions	6,435	1,339	105,874	19,266
Shares redeemed	(90,065)	(305,685)	(1,547,810)	(4,197,936)
Net increase (decrease)	1,519,441	564,975	$ 26,423,484	$ 8,327,741
Global Commodity Stock
Shares sold	25,202,287	19,122,952	$ 436,935,938	$ 278,892,729
Reinvestment of distributions	293,921	81,765	4,855,462	1,181,498
Shares redeemed	(5,242,913)	(11,379,620)	(91,395,396)	(158,960,668)
Net increase (decrease)	20,253,295	7,825,097	$ 350,396,004	$ 121,113,559
Institutional Class
Shares sold	2,806,702	1,969,025	$ 49,103,136	$ 28,672,948
Reinvestment of distributions	16,850	2,588	278,352	37,397
Shares redeemed	(1,102,724)	(426,975)	(19,864,444)	(6,016,467)
Net increase (decrease)	1,720,828	1,544,638	$ 29,517,044	$ 22,693,878

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

AGCSI-USAN-0611
1.879391.102

Fidelity®
International Discovery
Fund

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.29%
Actual		$ 1,000.00	$ 1,127.80	$ 6.81
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46
Class T	1.55%
Actual		$ 1,000.00	$ 1,126.50	$ 8.17
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class B	2.06%
Actual		$ 1,000.00	$ 1,123.60	$ 10.85
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.05%
Actual		$ 1,000.00	$ 1,123.70	$ 10.79
HypotheticalA		$ 1,000.00	$ 1,014.63	$ 10.24
International Discovery	.96%
Actual		$ 1,000.00	$ 1,129.70	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Class K	.79%
Actual		$ 1,000.00	$ 1,130.70	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,130.00	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom 21.3%
Japan 16.2%
France 8.8%
Germany 7.7%
Switzerland 5.2%
Australia 4.1%
United States of America 3.7%
Netherlands 3.3%
Denmark 3.1%
Other 26.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom 20.9%
Japan 12.1%
France 8.8%
Switzerland 7.0%
Germany 6.6%
United States of America 4.3%
Spain 3.8%
Denmark 3.3%
Australia 3.0%
Other 30.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	98.6
Short-Term Investments and Net Other Assets	1.3	1.4
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	2.8	1.9
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.9	1.9
Siemens AG (Germany, Industrial Conglomerates)	1.6	1.2
SOFTBANK CORP. (Japan, Wireless Telecommunication Services)	1.5	1.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.5	1.4
Volkswagen AG (Germany, Automobiles)	1.4	1.2
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.3	1.3
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.2	1.2
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.2	1.2
BNP Paribas SA (France, Commercial Banks)	1.2	0.7
	15.6
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.3	22.0
Consumer Discretionary	17.3	20.8
Industrials	14.3	9.5
Materials	8.7	9.3
Information Technology	8.7	6.1
Energy	8.5	6.4
Consumer Staples	8.2	8.6
Health Care	6.2	9.1
Telecommunication Services	5.3	6.2
Utilities	0.2	0.6

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
Australia - 4.1%
Australia & New Zealand Banking Group Ltd.	4,456,031	$ 118,389
carsales.com Ltd.	1,364,084	7,673
Commonwealth Bank of Australia	1,268,063	74,680
CSL Ltd.	612,757	23,079
JB Hi-Fi Ltd.	1,032,591	21,411
Macquarie Group Ltd.	1,446,043	55,749
Mirabela Nickel Ltd. (a)	4,451,129	9,615
Newcrest Mining Ltd.	1,658,172	75,364
QBE Insurance Group Ltd.	1,422,163	29,176
Wesfarmers Ltd.	1,097,894	40,088
TOTAL AUSTRALIA		455,224
Bailiwick of Guernsey - 0.1%
Ashmore Global Opps Ltd. (e)	1,340,600	10,792
Bailiwick of Jersey - 1.2%
Charter International PLC	1,299,300	17,819
Experian PLC	3,236,600	43,603
Shire PLC	2,310,400	71,700
TOTAL BAILIWICK OF JERSEY		133,122
Belgium - 0.3%
Ageas	660,438	2,004
Anheuser-Busch InBev SA NV (d)	542,427	34,618
TOTAL BELGIUM		36,622
Bermuda - 0.8%
Huabao International Holdings Ltd.	10,189,000	15,114
Li & Fung Ltd.	4,808,000	24,578
Noble Group Ltd.	26,477,364	48,237
TOTAL BERMUDA		87,929
Brazil - 1.2%
Arezzo Industria E Comercio SA	569,400	8,827
Diagnosticos da America SA	836,000	11,185
Drogasil SA	2,793,400	20,063
International Meal Comp Holdings S.A.	1,126,000	11,201
Souza Cruz Industria Comerico	3,799,000	42,716
TIM Participacoes SA sponsored ADR (non-vtg.)	861,200	40,631
TOTAL BRAZIL		134,623
Common Stocks - continued
	Shares	Value (000s)
British Virgin Islands - 0.3%
Arcos Dorados Holdings, Inc.	702,452	$ 15,475
HLS Systems International Ltd. (a)(d)	1,684,700	20,233
TOTAL BRITISH VIRGIN ISLANDS		35,708
Canada - 2.8%
Bombardier, Inc. Class B (sub. vtg.)	7,181,200	53,512
Canadian Natural Resources Ltd.	717,500	33,755
First Quantum Minerals Ltd.	336,300	47,927
Gildan Activewear, Inc.	598,600	22,296
InterOil Corp. (a)(d)	388,500	24,709
Open Text Corp. (a)	769,600	47,147
Pan American Silver Corp.	309,200	11,156
Petrobank Energy & Resources Ltd.	813,500	17,214
Petrominerales Ltd.	499,651	19,123
Trinidad Drilling Ltd.	2,613,200	29,941
TOTAL CANADA		306,780
Cayman Islands - 1.1%
Bosideng International Holdings Ltd.	43,814,000	13,878
China Automation Group Ltd.	11,779,000	10,313
Ctrip.com International Ltd. sponsored ADR (a)	505,000	24,604
Hengdeli Holdings Ltd.	50,716,000	30,366
Mongolian Mining Corp.	15,168,000	17,773
Shenguan Holdings Group Ltd.	16,268,000	21,617
TOTAL CAYMAN ISLANDS		118,551
China - 1.0%
Baidu.com, Inc. sponsored ADR (a)	394,600	58,606
Sina Corp. (a)	310,200	41,799
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,492,000	11,535
TOTAL CHINA		111,940
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(e)	21,633,000	388
Denmark - 3.1%
Carlsberg A/S Series B	622,000	73,876
Novo Nordisk A/S Series B	1,311,389	166,020
William Demant Holding A/S (a)	1,094,900	102,077
TOTAL DENMARK		341,973
Finland - 0.4%
Nokian Tyres PLC	747,333	38,743
Common Stocks - continued
	Shares	Value (000s)
France - 8.8%
Alstom SA	1,046,874	$ 69,616
Arkema SA	436,670	45,502
Atos Origin SA (a)	1,388,859	85,589
AXA SA (d)	3,220,966	72,279
BNP Paribas SA	1,629,266	128,941
Club Mediterranee SA (a)	470,000	10,954
Compagnie Generale de Geophysique SA (a)	1,365,000	48,088
Danone	560,100	41,029
Iliad Group SA	509,521	65,501
JC Decaux SA (a)	652,300	22,792
L'Oreal SA	348,200	44,154
LVMH Moet Hennessy - Louis Vuitton	510,133	91,618
Pernod-Ricard SA	329,525	33,122
PPR SA	398,700	71,309
Schneider Electric SA (d)	588,962	104,074
Unibail-Rodamco	118,400	27,700
TOTAL FRANCE		962,268
Germany - 6.0%
Bayerische Motoren Werke AG (BMW)	1,081,964	102,038
Fresenius Medical Care AG & Co. KGaA	940,100	73,885
GEA Group AG	2,030,727	74,265
HeidelbergCement AG (d)	245,167	18,749
Kabel Deutschland Holding AG (a)	1,677,600	104,849
MAN SE	572,817	79,831
Metro AG	439,200	32,238
Siemens AG	1,218,813	177,317
TOTAL GERMANY		663,172
Hong Kong - 1.4%
AIA Group Ltd.	5,311,400	17,884
I.T Ltd.	14,631,000	11,774
Techtronic Industries Co. Ltd.	65,201,500	88,992
Wharf Holdings Ltd.	4,890,000	35,764
TOTAL HONG KONG		154,414
India - 0.6%
Shriram Transport Finance Co. Ltd.	732,049	12,818
State Bank of India	385,694	24,443
The Jammu & Kashmir Bank Ltd.	545,569	9,952
Titan Industries Ltd.	160,588	14,622
TOTAL INDIA		61,835
Common Stocks - continued
	Shares	Value (000s)
Indonesia - 0.5%
PT Sarana Menara Nusantara (a)	13,136,500	$ 16,106
PT Tower Bersama Infrastructure Tbk	55,223,500	15,637
PT XL Axiata Tbk	31,645,500	25,127
TOTAL INDONESIA		56,870
Ireland - 1.2%
Accenture PLC Class A	568,700	32,490
Ingersoll-Rand Co. Ltd.	1,172,600	59,216
James Hardie Industries NV CDI (a)	5,530,462	35,778
TOTAL IRELAND		127,484
Israel - 0.2%
Israel Chemicals Ltd.	1,513,500	26,601
Italy - 1.8%
Intesa Sanpaolo SpA	3,778,984	12,549
Intesa Sanpaolo SpA (Risparmio Shares)	13,721,302	39,347
Prysmian SpA (d)	1,473,800	34,775
Saipem SpA	1,876,915	106,561
TOTAL ITALY		193,232
Japan - 16.2%
ABC-Mart, Inc.	1,529,000	57,281
Asahi Glass Co. Ltd.	2,377,000	30,175
Asics Corp.	2,897,000	41,891
Canon, Inc.	1,958,150	92,203
Cosmos Pharmaceutical Corp.	859,200	38,063
Credit Saison Co. Ltd.	1,323,500	22,190
DeNA Co. Ltd.	772,100	28,981
Denso Corp.	1,577,500	52,787
Digital Garage, Inc. (a)(d)	4,767	26,205
Don Quijote Co. Ltd.	1,367,200	51,198
Fanuc Ltd.	455,800	76,291
Honda Motor Co. Ltd.	787,200	30,259
Japan Tobacco, Inc.	13,316	51,744
JSR Corp.	2,283,400	48,032
Kakaku.com, Inc.	5,979	34,452
Keyence Corp.	192,600	50,890
Misumi Group, Inc.	1,254,900	31,640
Mitsubishi Corp.	3,525,000	95,613
Mitsubishi Estate Co. Ltd.	2,131,000	37,287
Mitsubishi UFJ Financial Group, Inc.	15,161,400	72,760
Mitsui & Co. Ltd.	2,230,900	39,694
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Murata Manufacturing Co. Ltd.	487,100	$ 35,176
Nichi-iko Pharmaceutical Co. Ltd.	246,800	6,379
Nitto Denko Corp.	196,200	10,506
Omron Corp.	1,439,900	39,599
ORIX Corp.	1,209,560	118,819
Osaka Securities Exchange Co. Ltd.	1,866	9,530
Otsuka Holdings Co. Ltd.	949,600	25,628
Rakuten, Inc.	68,670	63,756
SMC Corp.	134,000	24,475
SOFTBANK CORP.	4,003,100	168,897
Sony Financial Holdings, Inc.	1,419,800	26,386
Start Today Co. Ltd.	2,876,800	50,287
Sumitomo Mitsui Financial Group, Inc.	1,680,200	52,184
Tokyo Electron Ltd.	958,800	55,502
Toyota Motor Corp.	1,479,800	59,024
Yahoo! Japan Corp.	69,012	25,383
TOTAL JAPAN		1,781,167
Korea (South) - 1.7%
Fila Korea Ltd.	44,763	2,983
Hynix Semiconductor, Inc.	2,224,610	70,371
Hyundai Motor Co.	163,148	37,638
Orion Corp.	57,819	22,484
Samsung Electronics Co. Ltd.	38,175	31,905
Shinhan Financial Group Co. Ltd.	421,030	20,687
TOTAL KOREA (SOUTH)		186,068
Luxembourg - 0.3%
Millicom International Cellular SA	282,400	30,595
Mexico - 0.5%
Wal-Mart de Mexico SA de CV Series V	18,209,000	57,044
Netherlands - 3.3%
AEGON NV (a)	5,028,800	39,972
Gemalto NV (d)	1,020,281	52,296
ING Groep NV (Certificaten Van Aandelen) (a)	9,686,000	127,610
Koninklijke KPN NV	2,949,325	46,809
Koninklijke Philips Electronics NV	1,433,657	42,464
LyondellBasell Industries NV Class A	1,230,700	54,766
TOTAL NETHERLANDS		363,917
Common Stocks - continued
	Shares	Value (000s)
Norway - 1.3%
Aker Solutions ASA	2,370,500	$ 57,203
DnB NOR ASA (d)	5,039,755	81,941
TOTAL NORWAY		139,144
Philippines - 0.3%
Alliance Global Group, Inc.	101,250,000	28,053
Poland - 0.4%
Eurocash SA	3,593,990	44,002
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	5,094,802	20,482
Singapore - 0.4%
Keppel Corp. Ltd.	4,724,500	45,931
South Africa - 0.8%
AngloGold Ashanti Ltd. sponsored ADR	816,100	41,605
Clicks Group Ltd.	3,592,217	24,007
Sanlam Ltd.	5,826,600	24,978
TOTAL SOUTH AFRICA		90,590
Spain - 2.6%
Antena 3 Television SA (d)	2,176,200	20,178
Banco Bilbao Vizcaya Argentaria SA	3,461,904	44,347
Banco Santander SA	7,044,473	89,964
Gestevision Telecinco SA	2,319,343	26,064
Prosegur Compania de Seguridad SA (Reg.)	479,200	29,279
Telefonica SA	2,815,288	75,636
TOTAL SPAIN		285,468
Sweden - 1.4%
Elekta AB (B Shares)	1,942,200	88,505
Swedbank AB (A Shares)	3,382,000	64,131
TOTAL SWEDEN		152,636
Switzerland - 5.2%
Compagnie Financiere Richemont SA Series A	315,194	20,366
Foster Wheeler AG (a)	344,022	12,237
Kuehne & Nagel International AG	197,400	31,533
Nestle SA	1,667,712	103,515
Partners Group Holding	226,101	48,009
Schindler Holding AG (participation certificate)	554,147	71,674
The Swatch Group AG (Bearer)	98,950	48,666
Transocean Ltd. (a)	829,400	60,339
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
UBS AG (a)	3,755,130	$ 75,137
Zurich Financial Services AG	346,539	97,335
TOTAL SWITZERLAND		568,811
Taiwan - 1.0%
HTC Corp.	2,247,850	101,872
WPG Holding Co. Ltd.	2,104,000	3,880
TOTAL TAIWAN		105,752
Turkey - 0.2%
Boyner Buyuk Magazacilik AS (a)(e)	6,011,100	16,678
United Kingdom - 21.3%
Aberdeen Asset Management PLC	9,033,732	34,556
Anglo American PLC (United Kingdom)	1,293,300	67,413
Ashmore Group PLC	1,014,625	6,323
Autonomy Corp. PLC (a)	1,244,300	33,464
Aviva PLC	6,344,300	47,482
Barclays PLC	20,242,493	96,236
BG Group PLC	4,190,075	107,331
BHP Billiton PLC	4,802,296	203,047
BP PLC	9,110,700	70,039
British American Tobacco PLC (United Kingdom)	999,800	43,690
British Land Co. PLC	4,118,094	41,308
Burberry Group PLC	2,391,800	51,739
Carphone Warehouse Group PLC (a)	15,119,465	100,454
Cookson Group PLC	1,065,360	12,733
GlaxoSmithKline PLC	6,239,100	136,297
HSBC Holdings PLC (United Kingdom)	13,307,460	145,161
Imperial Tobacco Group PLC	1,488,285	52,381
InterContinental Hotel Group PLC	2,317,600	50,879
International Personal Finance PLC	9,411,888	57,777
International Power PLC	3,956,720	21,850
Jazztel PLC (a)	1,444,400	8,836
Jupiter Fund Management PLC	2,155,200	11,020
Legal & General Group PLC	30,442,457	62,445
Lloyds Banking Group PLC (a)	49,557,364	49,205
Micro Focus International PLC	2,166,900	13,447
Ocado Group PLC (a)(d)	14,388,400	54,414
Reckitt Benckiser Group PLC	414,431	23,011
Rio Tinto PLC	996,644	72,723
Royal Dutch Shell PLC Class B	7,937,436	308,814
Schroders PLC	644,600	20,437
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
SuperGroup PLC (a)	960,741	$ 25,452
Ultra Electronics Holdings PLC	614,667	17,742
Vodafone Group PLC	46,662,143	134,895
Wolseley PLC	1,930,464	69,910
Xstrata PLC	3,225,200	81,969
TOTAL UNITED KINGDOM		2,334,480
United States of America - 2.4%
Green Mountain Coffee Roasters, Inc. (a)	816,000	54,639
Halliburton Co.	755,100	38,117
Reliance Steel & Aluminum Co.	476,300	26,963
Shaw Group, Inc. (a)	550,800	21,426
Textron, Inc.	738,800	19,283
Virgin Media, Inc.	1,924,200	58,226
Walter Energy, Inc.	286,800	39,641
TOTAL UNITED STATES OF AMERICA		258,295
TOTAL COMMON STOCKS (Cost $8,610,499)		10,567,384
Nonconvertible Preferred Stocks - 2.3%

Germany - 1.7%
ProSiebenSat.1 Media AG	976,300	27,960
Volkswagen AG (d)	789,800	155,590
TOTAL GERMANY		183,550
Italy - 0.6%
Fiat Industrial SpA (a)	6,766,800	63,646
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $175,417)		247,196
Money Market Funds - 5.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	165,579,933	$ 165,580
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	476,193,283	476,193
TOTAL MONEY MARKET FUNDS (Cost $641,773)		641,773
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $9,427,689)		11,456,353
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(490,503)
NET ASSETS - 100%		$ 10,965,850
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 60
Fidelity Securities Lending Cash Central Fund	2,366
Total	$ 2,426
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 607	$ -	$ -	$ -	$ 388
Ashmore Global Opps Ltd.	-	10,376	-	-	10,792
Boyner Buyuk Magazacilik AS	11,256	2,951	-	-	16,678
Total	$ 11,863	$ 13,327	$ -	$ -	$ 27,858
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 2,334,480	$ 976,012	$ 1,358,468	$ -
Japan	1,781,167	-	1,781,167	-
France	962,268	914,180	48,088	-
Germany	846,722	846,722	-	-
Switzerland	568,811	493,674	75,137	-
Australia	455,224	455,224	-	-
Netherlands	363,917	153,871	210,046	-
Denmark	341,973	175,953	166,020	-
Canada	306,780	306,780	-	-
Other	2,853,238	2,626,937	226,301	-
Money Market Funds	641,773	641,773	-	-
Total Investments in Securities:	$ 11,456,353	$ 7,591,126	$ 3,865,227	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 607
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(607)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $1,803,058,000 of which $163,224,000 and $1,639,834,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $450,264) - See accompanying schedule: Unaffiliated issuers (cost $8,753,901)	$ 10,786,722
Fidelity Central Funds (cost $641,773)	641,773
Other affiliated issuers (cost $32,015)	27,858
Total Investments (cost $9,427,689)		$ 11,456,353
Receivable for investments sold		271,398
Receivable for fund shares sold		10,208
Dividends receivable		50,534
Distributions receivable from Fidelity Central Funds		946
Prepaid expenses		10
Other receivables		6,116
Total assets		11,795,565

Liabilities
Payable to custodian bank	$ 994
Payable for investments purchased	333,299
Payable for fund shares redeemed	9,501
Accrued management fee	6,450
Distribution and service plan fees payable	165
Other affiliated payables	1,883
Other payables and accrued expenses	1,230
Collateral on securities loaned, at value	476,193
Total liabilities		829,715

Net Assets		$ 10,965,850
Net Assets consist of:
Paid in capital		$ 10,420,378
Undistributed net investment income		65,795
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,550,440)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,030,117
Net Assets		$ 10,965,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($412,248 ÷ 11,585.2 shares)	$ 35.58

Maximum offering price per share (100/94.25 of $35.58)	$ 37.75
Class T: Net Asset Value and redemption price per share ($85,349 ÷ 2,416.0 shares)	$ 35.33

Maximum offering price per share (100/96.50 of $35.33)	$ 36.61
Class B: Net Asset Value and offering price per share ($14,233 ÷ 404.2 shares)A	$ 35.21

Class C: Net Asset Value and offering price per share ($44,005 ÷ 1,247.2 shares)A	$ 35.28

International Discovery: Net Asset Value, offering price and redemption price per share ($8,759,807 ÷ 244,451.6 shares)	$ 35.83

Class K: Net Asset Value, offering price and redemption price per share ($1,304,080 ÷ 36,454.6 shares)	$ 35.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($346,128 ÷ 9,672.1 shares)	$ 35.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 149,827
Interest		2
Income from Fidelity Central Funds		2,426
Income before foreign taxes withheld		152,255
Less foreign taxes withheld		(8,409)
Total income		143,846

Expenses
Management fee Basic fee	$ 36,567
Performance adjustment	103
Transfer agent fees	10,585
Distribution and service plan fees	1,002
Accounting and security lending fees	907
Custodian fees and expenses	975
Independent trustees' compensation	26
Registration fees	149
Audit	68
Legal	18
Interest	1
Miscellaneous	51
Total expenses before reductions	50,452
Expense reductions	(2,139)	48,313
Net investment income (loss)		95,533
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	448,782
Foreign currency transactions	(1,034)
Total net realized gain (loss)		447,748
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $8,926)	732,238
Assets and liabilities in foreign currencies	333
Total change in net unrealized appreciation (depreciation)		732,571
Net gain (loss)		1,180,319
Net increase (decrease) in net assets resulting from operations		$ 1,275,852

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 95,533	$ 130,595
Net realized gain (loss)	447,748	481,821
Change in net unrealized appreciation (depreciation)	732,571	638,780
Net increase (decrease) in net assets resulting from operations	1,275,852	1,251,196
Distributions to shareholders from net investment income	(149,936)	(116,422)
Distributions to shareholders from net realized gain	(48,090)	(13,374)
Total distributions	(198,026)	(129,796)
Share transactions - net increase (decrease)	(184,194)	(662,032)
Redemption fees	68	291
Total increase (decrease) in net assets	893,700	459,659

Net Assets
Beginning of period	10,072,150	9,612,491
End of period (including undistributed net investment income of $65,795 and undistributed net investment income of $120,198, respectively)	$ 10,965,850	$ 10,072,150
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.07	$ 28.57	$ 23.68	$ 47.34	$ 36.47	$ 30.57
Income from Investment Operations
Net investment income (loss) E	.25	.31	.31	.46	.44	.42
Net realized and unrealized gain (loss)	3.80	3.51	4.84	(22.08)	11.76	7.19
Total from investment operations	4.05	3.82	5.15	(21.62)	12.20	7.61
Distributions from net investment income	(.38)	(.28)	(.26)	(.37)	(.35)	(.31)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.54)	(.32)	(.26)	(2.04)	(1.33)	(1.71)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.58	$ 32.07	$ 28.57	$ 23.68	$ 47.34	$ 36.47
Total Return B, C, D	12.78%	13.43%	22.14%	(47.65)%	34.54%	26.01%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30% A	1.33%	1.37%	1.32%	1.25%	1.27%
Expenses net of fee waivers, if any	1.29% A	1.33%	1.37%	1.32%	1.25%	1.27%
Expenses net of all reductions	1.26% A	1.28%	1.32%	1.29%	1.22%	1.21%
Net investment income (loss)	1.52% A	1.06%	1.28%	1.27%	1.08%	1.22%
Supplemental Data
Net assets, end of period (in millions)	$ 412	$ 392	$ 414	$ 380	$ 417	$ 140
Portfolio turnover rate G	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.81	$ 28.35	$ 23.49	$ 47.06	$ 36.30	$ 30.49
Income from Investment Operations
Net investment income (loss) E	.21	.23	.24	.33	.29	.27
Net realized and unrealized gain (loss)	3.77	3.48	4.81	(21.94)	11.71	7.18
Total from investment operations	3.98	3.71	5.05	(21.61)	12.00	7.45
Distributions from net investment income	(.30)	(.21)	(.19)	(.29)	(.26)	(.24)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.46)	(.25)	(.19)	(1.96)	(1.24)	(1.64)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.33	$ 31.81	$ 28.35	$ 23.49	$ 47.06	$ 36.30
Total Return B, C, D	12.65%	13.14%	21.79%	(47.84)%	34.08%	25.49%
Ratios to Average Net Assets F, H
Expenses before reductions	1.56% A	1.60%	1.65%	1.68%	1.63%	1.71%
Expenses net of fee waivers, if any	1.55% A	1.60%	1.65%	1.68%	1.63%	1.71%
Expenses net of all reductions	1.52% A	1.56%	1.60%	1.64%	1.60%	1.65%
Net investment income (loss)	1.26% A	.79%	1.00%	.91%	.70%	.78%
Supplemental Data
Net assets, end of period (in millions)	$ 85	$ 92	$ 83	$ 64	$ 53	$ 10
Portfolio turnover rate G	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.60	$ 28.18	$ 23.25	$ 46.70	$ 36.12	$ 30.36
Income from Investment Operations
Net investment income (loss) E	.12	.08	.12	.15	.08	.08
Net realized and unrealized gain (loss)	3.76	3.44	4.81	(21.77)	11.64	7.19
Total from investment operations	3.88	3.52	4.93	(21.62)	11.72	7.27
Distributions from net investment income	(.12)	(.06)	-	(.16)	(.16)	(.11)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.27) J	(.10)	-	(1.83)	(1.14)	(1.51)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.21	$ 31.60	$ 28.18	$ 23.25	$ 46.70	$ 36.12
Total Return B, C, D	12.36%	12.52%	21.20%	(48.11)%	33.37%	24.91%
Ratios to Average Net Assets F, H
Expenses before reductions	2.07% A	2.12%	2.16%	2.19%	2.14%	2.27%
Expenses net of fee waivers, if any	2.06% A	2.12%	2.16%	2.19%	2.14%	2.25%
Expenses net of all reductions	2.03% A	2.08%	2.11%	2.15%	2.10%	2.19%
Net investment income (loss)	.75% A	.27%	.49%	.40%	.19%	.24%
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 14	$ 16	$ 15	$ 17	$ 4
Portfolio turnover rate G	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.68	$ 28.23	$ 23.31	$ 46.82	$ 36.19	$ 30.41
Income from Investment Operations
Net investment income (loss) E	.13	.09	.12	.15	.09	.11
Net realized and unrealized gain (loss)	3.76	3.45	4.82	(21.82)	11.66	7.19
Total from investment operations	3.89	3.54	4.94	(21.67)	11.75	7.30
Distributions from net investment income	(.14)	(.05)	(.02)	(.17)	(.14)	(.12)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.29) J	(.09)	(.02)	(1.84)	(1.12)	(1.52)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.28	$ 31.68	$ 28.23	$ 23.31	$ 46.82	$ 36.19
Total Return B, C, D	12.37%	12.54%	21.22%	(48.10)%	33.38%	24.97%
Ratios to Average Net Assets F, H
Expenses before reductions	2.05% A	2.09%	2.14%	2.17%	2.11%	2.16%
Expenses net of fee waivers, if any	2.05% A	2.09%	2.14%	2.17%	2.11%	2.16%
Expenses net of all reductions	2.01% A	2.05%	2.09%	2.13%	2.08%	2.11%
Net investment income (loss)	.77% A	.30%	.51%	.42%	.22%	.33%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 44	$ 43	$ 36	$ 28	$ 6
Portfolio turnover rateG	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.34	$ 28.79	$ 23.88	$ 47.68	$ 36.67	$ 30.65
Income from Investment Operations
Net investment income (loss) D	.31	.40	.37	.57	.53	.48
Net realized and unrealized gain (loss)	3.82	3.54	4.88	(22.29)	11.84	7.25
Total from investment operations	4.13	3.94	5.25	(21.72)	12.37	7.73
Distributions from net investment income	(.48)	(.35)	(.34)	(.41)	(.38)	(.31)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.64)	(.39)	(.34)	(2.08)	(1.36)	(1.71)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 35.83	$ 32.34	$ 28.79	$ 23.88	$ 47.68	$ 36.67
Total Return B, C	12.97%	13.76%	22.47%	(47.55)%	34.85%	26.34%
Ratios to Average Net Assets E, G
Expenses before reductions	.97% A	1.05%	1.12%	1.09%	1.04%	1.09%
Expenses net of fee waivers, if any	.96% A	1.05%	1.12%	1.09%	1.04%	1.08%
Expenses net of all reductions	.93% A	1.00%	1.07%	1.05%	1.00%	1.03%
Net investment income (loss)	1.85% A	1.35%	1.53%	1.51%	1.30%	1.41%
Supplemental Data
Net assets, end of period (in millions)	$ 8,760	$ 8,133	$ 8,114	$ 6,999	$ 14,176	$ 8,054
Portfolio turnover rate F	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 32.32	$ 28.78	$ 23.90	$ 40.32
Income from Investment Operations
Net investment income (loss) D	.34	.46	.44	.10
Net realized and unrealized gain (loss)	3.81	3.53	4.86	(16.52)
Total from investment operations	4.15	3.99	5.30	(16.42)
Distributions from net investment income	(.55)	(.41)	(.42)	-
Distributions from net realized gain	(.16)	(.04)	-	-
Total distributions	(.70) J	(.45)	(.42)	-
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 35.77	$ 32.32	$ 28.78	$ 23.90
Total Return B, C	13.07%	13.96%	22.80%	(40.72)%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.84%	.88%	.93% A
Expenses net of fee waivers, if any	.79% A	.84%	.88%	.93% A
Expenses net of all reductions	.76% A	.79%	.83%	.89% A
Net investment income (loss)	2.02% A	1.55%	1.77%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,304	$ 1,078	$ 674	$ 145
Portfolio turnover rate F	77% A	82%	98%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.31	$ 28.77	$ 23.91	$ 47.73	$ 36.71	$ 30.68
Income from Investment Operations
Net investment income (loss) D	.31	.41	.39	.53	.55	.51
Net realized and unrealized gain (loss)	3.82	3.55	4.86	(22.24)	11.85	7.25
Total from investment operations	4.13	3.96	5.25	(21.71)	12.40	7.76
Distributions from net investment income	(.50)	(.38)	(.39)	(.44)	(.40)	(.33)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.65) I	(.42)	(.39)	(2.11)	(1.38)	(1.73)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 35.79	$ 32.31	$ 28.77	$ 23.91	$ 47.73	$ 36.71
Total Return B, C	13.00%	13.84%	22.52%	(47.51)%	34.93%	26.45%
Ratios to Average Net Assets E, G
Expenses before reductions	.95% A	.99%	1.05%	1.05%	.97%	1.00%
Expenses net of fee waivers, if any	.94% A	.99%	1.05%	1.05%	.97%	1.00%
Expenses net of all reductions	.91% A	.95%	1.00%	1.01%	.94%	.95%
Net investment income (loss)	1.87% A	1.40%	1.60%	1.54%	1.36%	1.49%
Supplemental Data
Net assets, end of period (in millions)	$ 346	$ 319	$ 267	$ 159	$ 58	$ 28
Portfolio turnover rate F	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,294,244
Gross unrealized depreciation	(402,391)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,891,853
Tax cost	$ 9,564,500

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,912,740 and $4,198,137, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± 20% of the Fund's average

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 497	$ 15
Class T	.25%	.25%	220	2
Class B	.75%	.25%	71	54
Class C	.75%	.25%	214	23
			$ 1,002	$ 94

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32
Class T	6
Class B*	10
Class C*	2
$ 50

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 600.30
Class T	137.31
Class B	23.32
Class C	65.30
International Discovery	9,129.22
Class K	306.05
Institutional Class	325.20
	$ 10,585

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,028.44%		$ 1

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,366, including $1 from securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $507.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,632 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 4,617	$ 3,889
Class T	859	633
Class B	51	37
Class C	184	71
International Discovery	121,061	98,508
Class K	18,291	9,602
Institutional Class	4,873	3,682
Total	$ 149,936	$ 116,422
From net realized gain
Class A	$ 1,880	$ 555
Class T	439	119
Class B	69	23
Class C	209	61
International Discovery	38,831	11,290
Class K	5,143	935
Institutional Class	1,519	391
Total	$ 48,090	$ 13,374

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	1,667	4,849	$ 55,153	$ 142,203
Reinvestment of distributions	173	120	5,606	3,654
Shares redeemed	(2,465)	(7,259)	(81,686)	(215,574)
Net increase (decrease)	(625)	(2,290)	$ (20,927)	$ (69,717)
Class T
Shares sold	249	1,165	$ 8,138	$ 34,154
Reinvestment of distributions	38	24	1,235	716
Shares redeemed	(763)	(1,228)	(25,024)	(35,631)
Net increase (decrease)	(476)	(39)	$ (15,651)	$ (761)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class B
Shares sold	16	105	$ 514	$ 3,047
Reinvestment of distributions	3	2	111	54
Shares redeemed	(72)	(227)	(2,360)	(6,544)
Net increase (decrease)	(53)	(120)	$ (1,735)	$ (3,443)
Class C
Shares sold	100	356	$ 3,329	$ 10,567
Reinvestment of distributions	11	4	344	116
Shares redeemed	(239)	(515)	(7,860)	(14,926)
Net increase (decrease)	(128)	(155)	$ (4,187)	$ (4,243)
International Discovery
Shares sold	17,464	55,460	$ 581,832	$ 1,640,231
Reinvestment of distributions	4,718	3,453	153,551	105,461
Shares redeemed	(29,209)	(89,239)	(972,562)	(2,636,183)
Net increase (decrease)	(7,027)	(30,326)	$ (237,179)	$ (890,491)
Class K
Shares sold	7,205	16,961	$ 239,497	$ 491,304
Reinvestment of distributions	722	346	23,434	10,537
Shares redeemed	(4,833)	(7,377)	(160,528)	(215,813)
Net increase (decrease)	3,094	9,930	$ 102,403	$ 286,028
Institutional Class
Shares sold	1,312	4,322	$ 43,751	$ 127,580
Reinvestment of distributions	69	36	2,254	1,083
Shares redeemed	(1,586)	(3,773)	(52,923)	(108,068)
Net increase (decrease)	(205)	585	$ (6,918)	$ 20,595

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

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Fidelity®
International Discovery
Fund -
Class K

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.29%
Actual		$ 1,000.00	$ 1,127.80	$ 6.81
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46
Class T	1.55%
Actual		$ 1,000.00	$ 1,126.50	$ 8.17
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class B	2.06%
Actual		$ 1,000.00	$ 1,123.60	$ 10.85
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.05%
Actual		$ 1,000.00	$ 1,123.70	$ 10.79
HypotheticalA		$ 1,000.00	$ 1,014.63	$ 10.24
International Discovery	.96%
Actual		$ 1,000.00	$ 1,129.70	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Class K	.79%
Actual		$ 1,000.00	$ 1,130.70	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,130.00	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom 21.3%
Japan 16.2%
France 8.8%
Germany 7.7%
Switzerland 5.2%
Australia 4.1%
United States of America 3.7%
Netherlands 3.3%
Denmark 3.1%
Other 26.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom 20.9%
Japan 12.1%
France 8.8%
Switzerland 7.0%
Germany 6.6%
United States of America 4.3%
Spain 3.8%
Denmark 3.3%
Australia 3.0%
Other 30.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	98.6
Short-Term Investments and Net Other Assets	1.3	1.4
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	2.8	1.9
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.9	1.9
Siemens AG (Germany, Industrial Conglomerates)	1.6	1.2
SOFTBANK CORP. (Japan, Wireless Telecommunication Services)	1.5	1.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.5	1.4
Volkswagen AG (Germany, Automobiles)	1.4	1.2
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.3	1.3
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.2	1.2
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.2	1.2
BNP Paribas SA (France, Commercial Banks)	1.2	0.7
	15.6
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.3	22.0
Consumer Discretionary	17.3	20.8
Industrials	14.3	9.5
Materials	8.7	9.3
Information Technology	8.7	6.1
Energy	8.5	6.4
Consumer Staples	8.2	8.6
Health Care	6.2	9.1
Telecommunication Services	5.3	6.2
Utilities	0.2	0.6

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
Australia - 4.1%
Australia & New Zealand Banking Group Ltd.	4,456,031	$ 118,389
carsales.com Ltd.	1,364,084	7,673
Commonwealth Bank of Australia	1,268,063	74,680
CSL Ltd.	612,757	23,079
JB Hi-Fi Ltd.	1,032,591	21,411
Macquarie Group Ltd.	1,446,043	55,749
Mirabela Nickel Ltd. (a)	4,451,129	9,615
Newcrest Mining Ltd.	1,658,172	75,364
QBE Insurance Group Ltd.	1,422,163	29,176
Wesfarmers Ltd.	1,097,894	40,088
TOTAL AUSTRALIA		455,224
Bailiwick of Guernsey - 0.1%
Ashmore Global Opps Ltd. (e)	1,340,600	10,792
Bailiwick of Jersey - 1.2%
Charter International PLC	1,299,300	17,819
Experian PLC	3,236,600	43,603
Shire PLC	2,310,400	71,700
TOTAL BAILIWICK OF JERSEY		133,122
Belgium - 0.3%
Ageas	660,438	2,004
Anheuser-Busch InBev SA NV (d)	542,427	34,618
TOTAL BELGIUM		36,622
Bermuda - 0.8%
Huabao International Holdings Ltd.	10,189,000	15,114
Li & Fung Ltd.	4,808,000	24,578
Noble Group Ltd.	26,477,364	48,237
TOTAL BERMUDA		87,929
Brazil - 1.2%
Arezzo Industria E Comercio SA	569,400	8,827
Diagnosticos da America SA	836,000	11,185
Drogasil SA	2,793,400	20,063
International Meal Comp Holdings S.A.	1,126,000	11,201
Souza Cruz Industria Comerico	3,799,000	42,716
TIM Participacoes SA sponsored ADR (non-vtg.)	861,200	40,631
TOTAL BRAZIL		134,623
Common Stocks - continued
	Shares	Value (000s)
British Virgin Islands - 0.3%
Arcos Dorados Holdings, Inc.	702,452	$ 15,475
HLS Systems International Ltd. (a)(d)	1,684,700	20,233
TOTAL BRITISH VIRGIN ISLANDS		35,708
Canada - 2.8%
Bombardier, Inc. Class B (sub. vtg.)	7,181,200	53,512
Canadian Natural Resources Ltd.	717,500	33,755
First Quantum Minerals Ltd.	336,300	47,927
Gildan Activewear, Inc.	598,600	22,296
InterOil Corp. (a)(d)	388,500	24,709
Open Text Corp. (a)	769,600	47,147
Pan American Silver Corp.	309,200	11,156
Petrobank Energy & Resources Ltd.	813,500	17,214
Petrominerales Ltd.	499,651	19,123
Trinidad Drilling Ltd.	2,613,200	29,941
TOTAL CANADA		306,780
Cayman Islands - 1.1%
Bosideng International Holdings Ltd.	43,814,000	13,878
China Automation Group Ltd.	11,779,000	10,313
Ctrip.com International Ltd. sponsored ADR (a)	505,000	24,604
Hengdeli Holdings Ltd.	50,716,000	30,366
Mongolian Mining Corp.	15,168,000	17,773
Shenguan Holdings Group Ltd.	16,268,000	21,617
TOTAL CAYMAN ISLANDS		118,551
China - 1.0%
Baidu.com, Inc. sponsored ADR (a)	394,600	58,606
Sina Corp. (a)	310,200	41,799
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,492,000	11,535
TOTAL CHINA		111,940
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(e)	21,633,000	388
Denmark - 3.1%
Carlsberg A/S Series B	622,000	73,876
Novo Nordisk A/S Series B	1,311,389	166,020
William Demant Holding A/S (a)	1,094,900	102,077
TOTAL DENMARK		341,973
Finland - 0.4%
Nokian Tyres PLC	747,333	38,743
Common Stocks - continued
	Shares	Value (000s)
France - 8.8%
Alstom SA	1,046,874	$ 69,616
Arkema SA	436,670	45,502
Atos Origin SA (a)	1,388,859	85,589
AXA SA (d)	3,220,966	72,279
BNP Paribas SA	1,629,266	128,941
Club Mediterranee SA (a)	470,000	10,954
Compagnie Generale de Geophysique SA (a)	1,365,000	48,088
Danone	560,100	41,029
Iliad Group SA	509,521	65,501
JC Decaux SA (a)	652,300	22,792
L'Oreal SA	348,200	44,154
LVMH Moet Hennessy - Louis Vuitton	510,133	91,618
Pernod-Ricard SA	329,525	33,122
PPR SA	398,700	71,309
Schneider Electric SA (d)	588,962	104,074
Unibail-Rodamco	118,400	27,700
TOTAL FRANCE		962,268
Germany - 6.0%
Bayerische Motoren Werke AG (BMW)	1,081,964	102,038
Fresenius Medical Care AG & Co. KGaA	940,100	73,885
GEA Group AG	2,030,727	74,265
HeidelbergCement AG (d)	245,167	18,749
Kabel Deutschland Holding AG (a)	1,677,600	104,849
MAN SE	572,817	79,831
Metro AG	439,200	32,238
Siemens AG	1,218,813	177,317
TOTAL GERMANY		663,172
Hong Kong - 1.4%
AIA Group Ltd.	5,311,400	17,884
I.T Ltd.	14,631,000	11,774
Techtronic Industries Co. Ltd.	65,201,500	88,992
Wharf Holdings Ltd.	4,890,000	35,764
TOTAL HONG KONG		154,414
India - 0.6%
Shriram Transport Finance Co. Ltd.	732,049	12,818
State Bank of India	385,694	24,443
The Jammu & Kashmir Bank Ltd.	545,569	9,952
Titan Industries Ltd.	160,588	14,622
TOTAL INDIA		61,835
Common Stocks - continued
	Shares	Value (000s)
Indonesia - 0.5%
PT Sarana Menara Nusantara (a)	13,136,500	$ 16,106
PT Tower Bersama Infrastructure Tbk	55,223,500	15,637
PT XL Axiata Tbk	31,645,500	25,127
TOTAL INDONESIA		56,870
Ireland - 1.2%
Accenture PLC Class A	568,700	32,490
Ingersoll-Rand Co. Ltd.	1,172,600	59,216
James Hardie Industries NV CDI (a)	5,530,462	35,778
TOTAL IRELAND		127,484
Israel - 0.2%
Israel Chemicals Ltd.	1,513,500	26,601
Italy - 1.8%
Intesa Sanpaolo SpA	3,778,984	12,549
Intesa Sanpaolo SpA (Risparmio Shares)	13,721,302	39,347
Prysmian SpA (d)	1,473,800	34,775
Saipem SpA	1,876,915	106,561
TOTAL ITALY		193,232
Japan - 16.2%
ABC-Mart, Inc.	1,529,000	57,281
Asahi Glass Co. Ltd.	2,377,000	30,175
Asics Corp.	2,897,000	41,891
Canon, Inc.	1,958,150	92,203
Cosmos Pharmaceutical Corp.	859,200	38,063
Credit Saison Co. Ltd.	1,323,500	22,190
DeNA Co. Ltd.	772,100	28,981
Denso Corp.	1,577,500	52,787
Digital Garage, Inc. (a)(d)	4,767	26,205
Don Quijote Co. Ltd.	1,367,200	51,198
Fanuc Ltd.	455,800	76,291
Honda Motor Co. Ltd.	787,200	30,259
Japan Tobacco, Inc.	13,316	51,744
JSR Corp.	2,283,400	48,032
Kakaku.com, Inc.	5,979	34,452
Keyence Corp.	192,600	50,890
Misumi Group, Inc.	1,254,900	31,640
Mitsubishi Corp.	3,525,000	95,613
Mitsubishi Estate Co. Ltd.	2,131,000	37,287
Mitsubishi UFJ Financial Group, Inc.	15,161,400	72,760
Mitsui & Co. Ltd.	2,230,900	39,694
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Murata Manufacturing Co. Ltd.	487,100	$ 35,176
Nichi-iko Pharmaceutical Co. Ltd.	246,800	6,379
Nitto Denko Corp.	196,200	10,506
Omron Corp.	1,439,900	39,599
ORIX Corp.	1,209,560	118,819
Osaka Securities Exchange Co. Ltd.	1,866	9,530
Otsuka Holdings Co. Ltd.	949,600	25,628
Rakuten, Inc.	68,670	63,756
SMC Corp.	134,000	24,475
SOFTBANK CORP.	4,003,100	168,897
Sony Financial Holdings, Inc.	1,419,800	26,386
Start Today Co. Ltd.	2,876,800	50,287
Sumitomo Mitsui Financial Group, Inc.	1,680,200	52,184
Tokyo Electron Ltd.	958,800	55,502
Toyota Motor Corp.	1,479,800	59,024
Yahoo! Japan Corp.	69,012	25,383
TOTAL JAPAN		1,781,167
Korea (South) - 1.7%
Fila Korea Ltd.	44,763	2,983
Hynix Semiconductor, Inc.	2,224,610	70,371
Hyundai Motor Co.	163,148	37,638
Orion Corp.	57,819	22,484
Samsung Electronics Co. Ltd.	38,175	31,905
Shinhan Financial Group Co. Ltd.	421,030	20,687
TOTAL KOREA (SOUTH)		186,068
Luxembourg - 0.3%
Millicom International Cellular SA	282,400	30,595
Mexico - 0.5%
Wal-Mart de Mexico SA de CV Series V	18,209,000	57,044
Netherlands - 3.3%
AEGON NV (a)	5,028,800	39,972
Gemalto NV (d)	1,020,281	52,296
ING Groep NV (Certificaten Van Aandelen) (a)	9,686,000	127,610
Koninklijke KPN NV	2,949,325	46,809
Koninklijke Philips Electronics NV	1,433,657	42,464
LyondellBasell Industries NV Class A	1,230,700	54,766
TOTAL NETHERLANDS		363,917
Common Stocks - continued
	Shares	Value (000s)
Norway - 1.3%
Aker Solutions ASA	2,370,500	$ 57,203
DnB NOR ASA (d)	5,039,755	81,941
TOTAL NORWAY		139,144
Philippines - 0.3%
Alliance Global Group, Inc.	101,250,000	28,053
Poland - 0.4%
Eurocash SA	3,593,990	44,002
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	5,094,802	20,482
Singapore - 0.4%
Keppel Corp. Ltd.	4,724,500	45,931
South Africa - 0.8%
AngloGold Ashanti Ltd. sponsored ADR	816,100	41,605
Clicks Group Ltd.	3,592,217	24,007
Sanlam Ltd.	5,826,600	24,978
TOTAL SOUTH AFRICA		90,590
Spain - 2.6%
Antena 3 Television SA (d)	2,176,200	20,178
Banco Bilbao Vizcaya Argentaria SA	3,461,904	44,347
Banco Santander SA	7,044,473	89,964
Gestevision Telecinco SA	2,319,343	26,064
Prosegur Compania de Seguridad SA (Reg.)	479,200	29,279
Telefonica SA	2,815,288	75,636
TOTAL SPAIN		285,468
Sweden - 1.4%
Elekta AB (B Shares)	1,942,200	88,505
Swedbank AB (A Shares)	3,382,000	64,131
TOTAL SWEDEN		152,636
Switzerland - 5.2%
Compagnie Financiere Richemont SA Series A	315,194	20,366
Foster Wheeler AG (a)	344,022	12,237
Kuehne & Nagel International AG	197,400	31,533
Nestle SA	1,667,712	103,515
Partners Group Holding	226,101	48,009
Schindler Holding AG (participation certificate)	554,147	71,674
The Swatch Group AG (Bearer)	98,950	48,666
Transocean Ltd. (a)	829,400	60,339
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
UBS AG (a)	3,755,130	$ 75,137
Zurich Financial Services AG	346,539	97,335
TOTAL SWITZERLAND		568,811
Taiwan - 1.0%
HTC Corp.	2,247,850	101,872
WPG Holding Co. Ltd.	2,104,000	3,880
TOTAL TAIWAN		105,752
Turkey - 0.2%
Boyner Buyuk Magazacilik AS (a)(e)	6,011,100	16,678
United Kingdom - 21.3%
Aberdeen Asset Management PLC	9,033,732	34,556
Anglo American PLC (United Kingdom)	1,293,300	67,413
Ashmore Group PLC	1,014,625	6,323
Autonomy Corp. PLC (a)	1,244,300	33,464
Aviva PLC	6,344,300	47,482
Barclays PLC	20,242,493	96,236
BG Group PLC	4,190,075	107,331
BHP Billiton PLC	4,802,296	203,047
BP PLC	9,110,700	70,039
British American Tobacco PLC (United Kingdom)	999,800	43,690
British Land Co. PLC	4,118,094	41,308
Burberry Group PLC	2,391,800	51,739
Carphone Warehouse Group PLC (a)	15,119,465	100,454
Cookson Group PLC	1,065,360	12,733
GlaxoSmithKline PLC	6,239,100	136,297
HSBC Holdings PLC (United Kingdom)	13,307,460	145,161
Imperial Tobacco Group PLC	1,488,285	52,381
InterContinental Hotel Group PLC	2,317,600	50,879
International Personal Finance PLC	9,411,888	57,777
International Power PLC	3,956,720	21,850
Jazztel PLC (a)	1,444,400	8,836
Jupiter Fund Management PLC	2,155,200	11,020
Legal & General Group PLC	30,442,457	62,445
Lloyds Banking Group PLC (a)	49,557,364	49,205
Micro Focus International PLC	2,166,900	13,447
Ocado Group PLC (a)(d)	14,388,400	54,414
Reckitt Benckiser Group PLC	414,431	23,011
Rio Tinto PLC	996,644	72,723
Royal Dutch Shell PLC Class B	7,937,436	308,814
Schroders PLC	644,600	20,437
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
SuperGroup PLC (a)	960,741	$ 25,452
Ultra Electronics Holdings PLC	614,667	17,742
Vodafone Group PLC	46,662,143	134,895
Wolseley PLC	1,930,464	69,910
Xstrata PLC	3,225,200	81,969
TOTAL UNITED KINGDOM		2,334,480
United States of America - 2.4%
Green Mountain Coffee Roasters, Inc. (a)	816,000	54,639
Halliburton Co.	755,100	38,117
Reliance Steel & Aluminum Co.	476,300	26,963
Shaw Group, Inc. (a)	550,800	21,426
Textron, Inc.	738,800	19,283
Virgin Media, Inc.	1,924,200	58,226
Walter Energy, Inc.	286,800	39,641
TOTAL UNITED STATES OF AMERICA		258,295
TOTAL COMMON STOCKS (Cost $8,610,499)		10,567,384
Nonconvertible Preferred Stocks - 2.3%

Germany - 1.7%
ProSiebenSat.1 Media AG	976,300	27,960
Volkswagen AG (d)	789,800	155,590
TOTAL GERMANY		183,550
Italy - 0.6%
Fiat Industrial SpA (a)	6,766,800	63,646
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $175,417)		247,196
Money Market Funds - 5.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	165,579,933	$ 165,580
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	476,193,283	476,193
TOTAL MONEY MARKET FUNDS (Cost $641,773)		641,773
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $9,427,689)		11,456,353
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(490,503)
NET ASSETS - 100%		$ 10,965,850
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 60
Fidelity Securities Lending Cash Central Fund	2,366
Total	$ 2,426
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 607	$ -	$ -	$ -	$ 388
Ashmore Global Opps Ltd.	-	10,376	-	-	10,792
Boyner Buyuk Magazacilik AS	11,256	2,951	-	-	16,678
Total	$ 11,863	$ 13,327	$ -	$ -	$ 27,858
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 2,334,480	$ 976,012	$ 1,358,468	$ -
Japan	1,781,167	-	1,781,167	-
France	962,268	914,180	48,088	-
Germany	846,722	846,722	-	-
Switzerland	568,811	493,674	75,137	-
Australia	455,224	455,224	-	-
Netherlands	363,917	153,871	210,046	-
Denmark	341,973	175,953	166,020	-
Canada	306,780	306,780	-	-
Other	2,853,238	2,626,937	226,301	-
Money Market Funds	641,773	641,773	-	-
Total Investments in Securities:	$ 11,456,353	$ 7,591,126	$ 3,865,227	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 607
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(607)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $1,803,058,000 of which $163,224,000 and $1,639,834,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $450,264) - See accompanying schedule: Unaffiliated issuers (cost $8,753,901)	$ 10,786,722
Fidelity Central Funds (cost $641,773)	641,773
Other affiliated issuers (cost $32,015)	27,858
Total Investments (cost $9,427,689)		$ 11,456,353
Receivable for investments sold		271,398
Receivable for fund shares sold		10,208
Dividends receivable		50,534
Distributions receivable from Fidelity Central Funds		946
Prepaid expenses		10
Other receivables		6,116
Total assets		11,795,565

Liabilities
Payable to custodian bank	$ 994
Payable for investments purchased	333,299
Payable for fund shares redeemed	9,501
Accrued management fee	6,450
Distribution and service plan fees payable	165
Other affiliated payables	1,883
Other payables and accrued expenses	1,230
Collateral on securities loaned, at value	476,193
Total liabilities		829,715

Net Assets		$ 10,965,850
Net Assets consist of:
Paid in capital		$ 10,420,378
Undistributed net investment income		65,795
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,550,440)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,030,117
Net Assets		$ 10,965,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($412,248 ÷ 11,585.2 shares)	$ 35.58

Maximum offering price per share (100/94.25 of $35.58)	$ 37.75
Class T: Net Asset Value and redemption price per share ($85,349 ÷ 2,416.0 shares)	$ 35.33

Maximum offering price per share (100/96.50 of $35.33)	$ 36.61
Class B: Net Asset Value and offering price per share ($14,233 ÷ 404.2 shares)A	$ 35.21

Class C: Net Asset Value and offering price per share ($44,005 ÷ 1,247.2 shares)A	$ 35.28

International Discovery: Net Asset Value, offering price and redemption price per share ($8,759,807 ÷ 244,451.6 shares)	$ 35.83

Class K: Net Asset Value, offering price and redemption price per share ($1,304,080 ÷ 36,454.6 shares)	$ 35.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($346,128 ÷ 9,672.1 shares)	$ 35.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 149,827
Interest		2
Income from Fidelity Central Funds		2,426
Income before foreign taxes withheld		152,255
Less foreign taxes withheld		(8,409)
Total income		143,846

Expenses
Management fee Basic fee	$ 36,567
Performance adjustment	103
Transfer agent fees	10,585
Distribution and service plan fees	1,002
Accounting and security lending fees	907
Custodian fees and expenses	975
Independent trustees' compensation	26
Registration fees	149
Audit	68
Legal	18
Interest	1
Miscellaneous	51
Total expenses before reductions	50,452
Expense reductions	(2,139)	48,313
Net investment income (loss)		95,533
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	448,782
Foreign currency transactions	(1,034)
Total net realized gain (loss)		447,748
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $8,926)	732,238
Assets and liabilities in foreign currencies	333
Total change in net unrealized appreciation (depreciation)		732,571
Net gain (loss)		1,180,319
Net increase (decrease) in net assets resulting from operations		$ 1,275,852

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 95,533	$ 130,595
Net realized gain (loss)	447,748	481,821
Change in net unrealized appreciation (depreciation)	732,571	638,780
Net increase (decrease) in net assets resulting from operations	1,275,852	1,251,196
Distributions to shareholders from net investment income	(149,936)	(116,422)
Distributions to shareholders from net realized gain	(48,090)	(13,374)
Total distributions	(198,026)	(129,796)
Share transactions - net increase (decrease)	(184,194)	(662,032)
Redemption fees	68	291
Total increase (decrease) in net assets	893,700	459,659

Net Assets
Beginning of period	10,072,150	9,612,491
End of period (including undistributed net investment income of $65,795 and undistributed net investment income of $120,198, respectively)	$ 10,965,850	$ 10,072,150

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.07	$ 28.57	$ 23.68	$ 47.34	$ 36.47	$ 30.57
Income from Investment Operations
Net investment income (loss) E	.25	.31	.31	.46	.44	.42
Net realized and unrealized gain (loss)	3.80	3.51	4.84	(22.08)	11.76	7.19
Total from investment operations	4.05	3.82	5.15	(21.62)	12.20	7.61
Distributions from net investment income	(.38)	(.28)	(.26)	(.37)	(.35)	(.31)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.54)	(.32)	(.26)	(2.04)	(1.33)	(1.71)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.58	$ 32.07	$ 28.57	$ 23.68	$ 47.34	$ 36.47
Total Return B, C, D	12.78%	13.43%	22.14%	(47.65)%	34.54%	26.01%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30% A	1.33%	1.37%	1.32%	1.25%	1.27%
Expenses net of fee waivers, if any	1.29% A	1.33%	1.37%	1.32%	1.25%	1.27%
Expenses net of all reductions	1.26% A	1.28%	1.32%	1.29%	1.22%	1.21%
Net investment income (loss)	1.52% A	1.06%	1.28%	1.27%	1.08%	1.22%
Supplemental Data
Net assets, end of period (in millions)	$ 412	$ 392	$ 414	$ 380	$ 417	$ 140
Portfolio turnover rate G	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.81	$ 28.35	$ 23.49	$ 47.06	$ 36.30	$ 30.49
Income from Investment Operations
Net investment income (loss) E	.21	.23	.24	.33	.29	.27
Net realized and unrealized gain (loss)	3.77	3.48	4.81	(21.94)	11.71	7.18
Total from investment operations	3.98	3.71	5.05	(21.61)	12.00	7.45
Distributions from net investment income	(.30)	(.21)	(.19)	(.29)	(.26)	(.24)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.46)	(.25)	(.19)	(1.96)	(1.24)	(1.64)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.33	$ 31.81	$ 28.35	$ 23.49	$ 47.06	$ 36.30
Total Return B, C, D	12.65%	13.14%	21.79%	(47.84)%	34.08%	25.49%
Ratios to Average Net Assets F, H
Expenses before reductions	1.56% A	1.60%	1.65%	1.68%	1.63%	1.71%
Expenses net of fee waivers, if any	1.55% A	1.60%	1.65%	1.68%	1.63%	1.71%
Expenses net of all reductions	1.52% A	1.56%	1.60%	1.64%	1.60%	1.65%
Net investment income (loss)	1.26% A	.79%	1.00%	.91%	.70%	.78%
Supplemental Data
Net assets, end of period (in millions)	$ 85	$ 92	$ 83	$ 64	$ 53	$ 10
Portfolio turnover rate G	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.60	$ 28.18	$ 23.25	$ 46.70	$ 36.12	$ 30.36
Income from Investment Operations
Net investment income (loss) E	.12	.08	.12	.15	.08	.08
Net realized and unrealized gain (loss)	3.76	3.44	4.81	(21.77)	11.64	7.19
Total from investment operations	3.88	3.52	4.93	(21.62)	11.72	7.27
Distributions from net investment income	(.12)	(.06)	-	(.16)	(.16)	(.11)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.27) J	(.10)	-	(1.83)	(1.14)	(1.51)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.21	$ 31.60	$ 28.18	$ 23.25	$ 46.70	$ 36.12
Total Return B, C, D	12.36%	12.52%	21.20%	(48.11)%	33.37%	24.91%
Ratios to Average Net Assets F, H
Expenses before reductions	2.07% A	2.12%	2.16%	2.19%	2.14%	2.27%
Expenses net of fee waivers, if any	2.06% A	2.12%	2.16%	2.19%	2.14%	2.25%
Expenses net of all reductions	2.03% A	2.08%	2.11%	2.15%	2.10%	2.19%
Net investment income (loss)	.75% A	.27%	.49%	.40%	.19%	.24%
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 14	$ 16	$ 15	$ 17	$ 4
Portfolio turnover rate G	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.68	$ 28.23	$ 23.31	$ 46.82	$ 36.19	$ 30.41
Income from Investment Operations
Net investment income (loss) E	.13	.09	.12	.15	.09	.11
Net realized and unrealized gain (loss)	3.76	3.45	4.82	(21.82)	11.66	7.19
Total from investment operations	3.89	3.54	4.94	(21.67)	11.75	7.30
Distributions from net investment income	(.14)	(.05)	(.02)	(.17)	(.14)	(.12)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.29) J	(.09)	(.02)	(1.84)	(1.12)	(1.52)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.28	$ 31.68	$ 28.23	$ 23.31	$ 46.82	$ 36.19
Total Return B, C, D	12.37%	12.54%	21.22%	(48.10)%	33.38%	24.97%
Ratios to Average Net Assets F, H
Expenses before reductions	2.05% A	2.09%	2.14%	2.17%	2.11%	2.16%
Expenses net of fee waivers, if any	2.05% A	2.09%	2.14%	2.17%	2.11%	2.16%
Expenses net of all reductions	2.01% A	2.05%	2.09%	2.13%	2.08%	2.11%
Net investment income (loss)	.77% A	.30%	.51%	.42%	.22%	.33%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 44	$ 43	$ 36	$ 28	$ 6
Portfolio turnover rateG	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.34	$ 28.79	$ 23.88	$ 47.68	$ 36.67	$ 30.65
Income from Investment Operations
Net investment income (loss) D	.31	.40	.37	.57	.53	.48
Net realized and unrealized gain (loss)	3.82	3.54	4.88	(22.29)	11.84	7.25
Total from investment operations	4.13	3.94	5.25	(21.72)	12.37	7.73
Distributions from net investment income	(.48)	(.35)	(.34)	(.41)	(.38)	(.31)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.64)	(.39)	(.34)	(2.08)	(1.36)	(1.71)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 35.83	$ 32.34	$ 28.79	$ 23.88	$ 47.68	$ 36.67
Total Return B, C	12.97%	13.76%	22.47%	(47.55)%	34.85%	26.34%
Ratios to Average Net Assets E, G
Expenses before reductions	.97% A	1.05%	1.12%	1.09%	1.04%	1.09%
Expenses net of fee waivers, if any	.96% A	1.05%	1.12%	1.09%	1.04%	1.08%
Expenses net of all reductions	.93% A	1.00%	1.07%	1.05%	1.00%	1.03%
Net investment income (loss)	1.85% A	1.35%	1.53%	1.51%	1.30%	1.41%
Supplemental Data
Net assets, end of period (in millions)	$ 8,760	$ 8,133	$ 8,114	$ 6,999	$ 14,176	$ 8,054
Portfolio turnover rate F	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 32.32	$ 28.78	$ 23.90	$ 40.32
Income from Investment Operations
Net investment income (loss) D	.34	.46	.44	.10
Net realized and unrealized gain (loss)	3.81	3.53	4.86	(16.52)
Total from investment operations	4.15	3.99	5.30	(16.42)
Distributions from net investment income	(.55)	(.41)	(.42)	-
Distributions from net realized gain	(.16)	(.04)	-	-
Total distributions	(.70) J	(.45)	(.42)	-
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 35.77	$ 32.32	$ 28.78	$ 23.90
Total Return B, C	13.07%	13.96%	22.80%	(40.72)%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.84%	.88%	.93% A
Expenses net of fee waivers, if any	.79% A	.84%	.88%	.93% A
Expenses net of all reductions	.76% A	.79%	.83%	.89% A
Net investment income (loss)	2.02% A	1.55%	1.77%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,304	$ 1,078	$ 674	$ 145
Portfolio turnover rate F	77% A	82%	98%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.31	$ 28.77	$ 23.91	$ 47.73	$ 36.71	$ 30.68
Income from Investment Operations
Net investment income (loss) D	.31	.41	.39	.53	.55	.51
Net realized and unrealized gain (loss)	3.82	3.55	4.86	(22.24)	11.85	7.25
Total from investment operations	4.13	3.96	5.25	(21.71)	12.40	7.76
Distributions from net investment income	(.50)	(.38)	(.39)	(.44)	(.40)	(.33)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.65) I	(.42)	(.39)	(2.11)	(1.38)	(1.73)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 35.79	$ 32.31	$ 28.77	$ 23.91	$ 47.73	$ 36.71
Total Return B, C	13.00%	13.84%	22.52%	(47.51)%	34.93%	26.45%
Ratios to Average Net Assets E, G
Expenses before reductions	.95% A	.99%	1.05%	1.05%	.97%	1.00%
Expenses net of fee waivers, if any	.94% A	.99%	1.05%	1.05%	.97%	1.00%
Expenses net of all reductions	.91% A	.95%	1.00%	1.01%	.94%	.95%
Net investment income (loss)	1.87% A	1.40%	1.60%	1.54%	1.36%	1.49%
Supplemental Data
Net assets, end of period (in millions)	$ 346	$ 319	$ 267	$ 159	$ 58	$ 28
Portfolio turnover rate F	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,294,244
Gross unrealized depreciation	(402,391)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,891,853
Tax cost	$ 9,564,500

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,912,740 and $4,198,137, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± 20% of the Fund's average

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 497	$ 15
Class T	.25%	.25%	220	2
Class B	.75%	.25%	71	54
Class C	.75%	.25%	214	23
			$ 1,002	$ 94

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32
Class T	6
Class B*	10
Class C*	2
$ 50

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 600.30
Class T	137.31
Class B	23.32
Class C	65.30
International Discovery	9,129.22
Class K	306.05
Institutional Class	325.20
	$ 10,585

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,028.44%		$ 1

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,366, including $1 from securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $507.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,632 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 4,617	$ 3,889
Class T	859	633
Class B	51	37
Class C	184	71
International Discovery	121,061	98,508
Class K	18,291	9,602
Institutional Class	4,873	3,682
Total	$ 149,936	$ 116,422
From net realized gain
Class A	$ 1,880	$ 555
Class T	439	119
Class B	69	23
Class C	209	61
International Discovery	38,831	11,290
Class K	5,143	935
Institutional Class	1,519	391
Total	$ 48,090	$ 13,374

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	1,667	4,849	$ 55,153	$ 142,203
Reinvestment of distributions	173	120	5,606	3,654
Shares redeemed	(2,465)	(7,259)	(81,686)	(215,574)
Net increase (decrease)	(625)	(2,290)	$ (20,927)	$ (69,717)
Class T
Shares sold	249	1,165	$ 8,138	$ 34,154
Reinvestment of distributions	38	24	1,235	716
Shares redeemed	(763)	(1,228)	(25,024)	(35,631)
Net increase (decrease)	(476)	(39)	$ (15,651)	$ (761)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class B
Shares sold	16	105	$ 514	$ 3,047
Reinvestment of distributions	3	2	111	54
Shares redeemed	(72)	(227)	(2,360)	(6,544)
Net increase (decrease)	(53)	(120)	$ (1,735)	$ (3,443)
Class C
Shares sold	100	356	$ 3,329	$ 10,567
Reinvestment of distributions	11	4	344	116
Shares redeemed	(239)	(515)	(7,860)	(14,926)
Net increase (decrease)	(128)	(155)	$ (4,187)	$ (4,243)
International Discovery
Shares sold	17,464	55,460	$ 581,832	$ 1,640,231
Reinvestment of distributions	4,718	3,453	153,551	105,461
Shares redeemed	(29,209)	(89,239)	(972,562)	(2,636,183)
Net increase (decrease)	(7,027)	(30,326)	$ (237,179)	$ (890,491)
Class K
Shares sold	7,205	16,961	$ 239,497	$ 491,304
Reinvestment of distributions	722	346	23,434	10,537
Shares redeemed	(4,833)	(7,377)	(160,528)	(215,813)
Net increase (decrease)	3,094	9,930	$ 102,403	$ 286,028
Institutional Class
Shares sold	1,312	4,322	$ 43,751	$ 127,580
Reinvestment of distributions	69	36	2,254	1,083
Shares redeemed	(1,586)	(3,773)	(52,923)	(108,068)
Net increase (decrease)	(205)	585	$ (6,918)	$ 20,595

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

IGI-K-USAN-0611
1.863310.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
International Discovery
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011

Class A, Class T, Class B, and Class C are classes of Fidelity® International Discovery Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.29%
Actual		$ 1,000.00	$ 1,127.80	$ 6.81
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46
Class T	1.55%
Actual		$ 1,000.00	$ 1,126.50	$ 8.17
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class B	2.06%
Actual		$ 1,000.00	$ 1,123.60	$ 10.85
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.05%
Actual		$ 1,000.00	$ 1,123.70	$ 10.79
HypotheticalA		$ 1,000.00	$ 1,014.63	$ 10.24
International Discovery	.96%
Actual		$ 1,000.00	$ 1,129.70	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Class K	.79%
Actual		$ 1,000.00	$ 1,130.70	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,130.00	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom 21.3%
Japan 16.2%
France 8.8%
Germany 7.7%
Switzerland 5.2%
Australia 4.1%
United States of America 3.7%
Netherlands 3.3%
Denmark 3.1%
Other 26.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom 20.9%
Japan 12.1%
France 8.8%
Switzerland 7.0%
Germany 6.6%
United States of America 4.3%
Spain 3.8%
Denmark 3.3%
Australia 3.0%
Other 30.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	98.6
Short-Term Investments and Net Other Assets	1.3	1.4
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	2.8	1.9
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.9	1.9
Siemens AG (Germany, Industrial Conglomerates)	1.6	1.2
SOFTBANK CORP. (Japan, Wireless Telecommunication Services)	1.5	1.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.5	1.4
Volkswagen AG (Germany, Automobiles)	1.4	1.2
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.3	1.3
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.2	1.2
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.2	1.2
BNP Paribas SA (France, Commercial Banks)	1.2	0.7
	15.6
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.3	22.0
Consumer Discretionary	17.3	20.8
Industrials	14.3	9.5
Materials	8.7	9.3
Information Technology	8.7	6.1
Energy	8.5	6.4
Consumer Staples	8.2	8.6
Health Care	6.2	9.1
Telecommunication Services	5.3	6.2
Utilities	0.2	0.6

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
Australia - 4.1%
Australia & New Zealand Banking Group Ltd.	4,456,031	$ 118,389
carsales.com Ltd.	1,364,084	7,673
Commonwealth Bank of Australia	1,268,063	74,680
CSL Ltd.	612,757	23,079
JB Hi-Fi Ltd.	1,032,591	21,411
Macquarie Group Ltd.	1,446,043	55,749
Mirabela Nickel Ltd. (a)	4,451,129	9,615
Newcrest Mining Ltd.	1,658,172	75,364
QBE Insurance Group Ltd.	1,422,163	29,176
Wesfarmers Ltd.	1,097,894	40,088
TOTAL AUSTRALIA		455,224
Bailiwick of Guernsey - 0.1%
Ashmore Global Opps Ltd. (e)	1,340,600	10,792
Bailiwick of Jersey - 1.2%
Charter International PLC	1,299,300	17,819
Experian PLC	3,236,600	43,603
Shire PLC	2,310,400	71,700
TOTAL BAILIWICK OF JERSEY		133,122
Belgium - 0.3%
Ageas	660,438	2,004
Anheuser-Busch InBev SA NV (d)	542,427	34,618
TOTAL BELGIUM		36,622
Bermuda - 0.8%
Huabao International Holdings Ltd.	10,189,000	15,114
Li & Fung Ltd.	4,808,000	24,578
Noble Group Ltd.	26,477,364	48,237
TOTAL BERMUDA		87,929
Brazil - 1.2%
Arezzo Industria E Comercio SA	569,400	8,827
Diagnosticos da America SA	836,000	11,185
Drogasil SA	2,793,400	20,063
International Meal Comp Holdings S.A.	1,126,000	11,201
Souza Cruz Industria Comerico	3,799,000	42,716
TIM Participacoes SA sponsored ADR (non-vtg.)	861,200	40,631
TOTAL BRAZIL		134,623
Common Stocks - continued
	Shares	Value (000s)
British Virgin Islands - 0.3%
Arcos Dorados Holdings, Inc.	702,452	$ 15,475
HLS Systems International Ltd. (a)(d)	1,684,700	20,233
TOTAL BRITISH VIRGIN ISLANDS		35,708
Canada - 2.8%
Bombardier, Inc. Class B (sub. vtg.)	7,181,200	53,512
Canadian Natural Resources Ltd.	717,500	33,755
First Quantum Minerals Ltd.	336,300	47,927
Gildan Activewear, Inc.	598,600	22,296
InterOil Corp. (a)(d)	388,500	24,709
Open Text Corp. (a)	769,600	47,147
Pan American Silver Corp.	309,200	11,156
Petrobank Energy & Resources Ltd.	813,500	17,214
Petrominerales Ltd.	499,651	19,123
Trinidad Drilling Ltd.	2,613,200	29,941
TOTAL CANADA		306,780
Cayman Islands - 1.1%
Bosideng International Holdings Ltd.	43,814,000	13,878
China Automation Group Ltd.	11,779,000	10,313
Ctrip.com International Ltd. sponsored ADR (a)	505,000	24,604
Hengdeli Holdings Ltd.	50,716,000	30,366
Mongolian Mining Corp.	15,168,000	17,773
Shenguan Holdings Group Ltd.	16,268,000	21,617
TOTAL CAYMAN ISLANDS		118,551
China - 1.0%
Baidu.com, Inc. sponsored ADR (a)	394,600	58,606
Sina Corp. (a)	310,200	41,799
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,492,000	11,535
TOTAL CHINA		111,940
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(e)	21,633,000	388
Denmark - 3.1%
Carlsberg A/S Series B	622,000	73,876
Novo Nordisk A/S Series B	1,311,389	166,020
William Demant Holding A/S (a)	1,094,900	102,077
TOTAL DENMARK		341,973
Finland - 0.4%
Nokian Tyres PLC	747,333	38,743
Common Stocks - continued
	Shares	Value (000s)
France - 8.8%
Alstom SA	1,046,874	$ 69,616
Arkema SA	436,670	45,502
Atos Origin SA (a)	1,388,859	85,589
AXA SA (d)	3,220,966	72,279
BNP Paribas SA	1,629,266	128,941
Club Mediterranee SA (a)	470,000	10,954
Compagnie Generale de Geophysique SA (a)	1,365,000	48,088
Danone	560,100	41,029
Iliad Group SA	509,521	65,501
JC Decaux SA (a)	652,300	22,792
L'Oreal SA	348,200	44,154
LVMH Moet Hennessy - Louis Vuitton	510,133	91,618
Pernod-Ricard SA	329,525	33,122
PPR SA	398,700	71,309
Schneider Electric SA (d)	588,962	104,074
Unibail-Rodamco	118,400	27,700
TOTAL FRANCE		962,268
Germany - 6.0%
Bayerische Motoren Werke AG (BMW)	1,081,964	102,038
Fresenius Medical Care AG & Co. KGaA	940,100	73,885
GEA Group AG	2,030,727	74,265
HeidelbergCement AG (d)	245,167	18,749
Kabel Deutschland Holding AG (a)	1,677,600	104,849
MAN SE	572,817	79,831
Metro AG	439,200	32,238
Siemens AG	1,218,813	177,317
TOTAL GERMANY		663,172
Hong Kong - 1.4%
AIA Group Ltd.	5,311,400	17,884
I.T Ltd.	14,631,000	11,774
Techtronic Industries Co. Ltd.	65,201,500	88,992
Wharf Holdings Ltd.	4,890,000	35,764
TOTAL HONG KONG		154,414
India - 0.6%
Shriram Transport Finance Co. Ltd.	732,049	12,818
State Bank of India	385,694	24,443
The Jammu & Kashmir Bank Ltd.	545,569	9,952
Titan Industries Ltd.	160,588	14,622
TOTAL INDIA		61,835
Common Stocks - continued
	Shares	Value (000s)
Indonesia - 0.5%
PT Sarana Menara Nusantara (a)	13,136,500	$ 16,106
PT Tower Bersama Infrastructure Tbk	55,223,500	15,637
PT XL Axiata Tbk	31,645,500	25,127
TOTAL INDONESIA		56,870
Ireland - 1.2%
Accenture PLC Class A	568,700	32,490
Ingersoll-Rand Co. Ltd.	1,172,600	59,216
James Hardie Industries NV CDI (a)	5,530,462	35,778
TOTAL IRELAND		127,484
Israel - 0.2%
Israel Chemicals Ltd.	1,513,500	26,601
Italy - 1.8%
Intesa Sanpaolo SpA	3,778,984	12,549
Intesa Sanpaolo SpA (Risparmio Shares)	13,721,302	39,347
Prysmian SpA (d)	1,473,800	34,775
Saipem SpA	1,876,915	106,561
TOTAL ITALY		193,232
Japan - 16.2%
ABC-Mart, Inc.	1,529,000	57,281
Asahi Glass Co. Ltd.	2,377,000	30,175
Asics Corp.	2,897,000	41,891
Canon, Inc.	1,958,150	92,203
Cosmos Pharmaceutical Corp.	859,200	38,063
Credit Saison Co. Ltd.	1,323,500	22,190
DeNA Co. Ltd.	772,100	28,981
Denso Corp.	1,577,500	52,787
Digital Garage, Inc. (a)(d)	4,767	26,205
Don Quijote Co. Ltd.	1,367,200	51,198
Fanuc Ltd.	455,800	76,291
Honda Motor Co. Ltd.	787,200	30,259
Japan Tobacco, Inc.	13,316	51,744
JSR Corp.	2,283,400	48,032
Kakaku.com, Inc.	5,979	34,452
Keyence Corp.	192,600	50,890
Misumi Group, Inc.	1,254,900	31,640
Mitsubishi Corp.	3,525,000	95,613
Mitsubishi Estate Co. Ltd.	2,131,000	37,287
Mitsubishi UFJ Financial Group, Inc.	15,161,400	72,760
Mitsui & Co. Ltd.	2,230,900	39,694
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Murata Manufacturing Co. Ltd.	487,100	$ 35,176
Nichi-iko Pharmaceutical Co. Ltd.	246,800	6,379
Nitto Denko Corp.	196,200	10,506
Omron Corp.	1,439,900	39,599
ORIX Corp.	1,209,560	118,819
Osaka Securities Exchange Co. Ltd.	1,866	9,530
Otsuka Holdings Co. Ltd.	949,600	25,628
Rakuten, Inc.	68,670	63,756
SMC Corp.	134,000	24,475
SOFTBANK CORP.	4,003,100	168,897
Sony Financial Holdings, Inc.	1,419,800	26,386
Start Today Co. Ltd.	2,876,800	50,287
Sumitomo Mitsui Financial Group, Inc.	1,680,200	52,184
Tokyo Electron Ltd.	958,800	55,502
Toyota Motor Corp.	1,479,800	59,024
Yahoo! Japan Corp.	69,012	25,383
TOTAL JAPAN		1,781,167
Korea (South) - 1.7%
Fila Korea Ltd.	44,763	2,983
Hynix Semiconductor, Inc.	2,224,610	70,371
Hyundai Motor Co.	163,148	37,638
Orion Corp.	57,819	22,484
Samsung Electronics Co. Ltd.	38,175	31,905
Shinhan Financial Group Co. Ltd.	421,030	20,687
TOTAL KOREA (SOUTH)		186,068
Luxembourg - 0.3%
Millicom International Cellular SA	282,400	30,595
Mexico - 0.5%
Wal-Mart de Mexico SA de CV Series V	18,209,000	57,044
Netherlands - 3.3%
AEGON NV (a)	5,028,800	39,972
Gemalto NV (d)	1,020,281	52,296
ING Groep NV (Certificaten Van Aandelen) (a)	9,686,000	127,610
Koninklijke KPN NV	2,949,325	46,809
Koninklijke Philips Electronics NV	1,433,657	42,464
LyondellBasell Industries NV Class A	1,230,700	54,766
TOTAL NETHERLANDS		363,917
Common Stocks - continued
	Shares	Value (000s)
Norway - 1.3%
Aker Solutions ASA	2,370,500	$ 57,203
DnB NOR ASA (d)	5,039,755	81,941
TOTAL NORWAY		139,144
Philippines - 0.3%
Alliance Global Group, Inc.	101,250,000	28,053
Poland - 0.4%
Eurocash SA	3,593,990	44,002
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	5,094,802	20,482
Singapore - 0.4%
Keppel Corp. Ltd.	4,724,500	45,931
South Africa - 0.8%
AngloGold Ashanti Ltd. sponsored ADR	816,100	41,605
Clicks Group Ltd.	3,592,217	24,007
Sanlam Ltd.	5,826,600	24,978
TOTAL SOUTH AFRICA		90,590
Spain - 2.6%
Antena 3 Television SA (d)	2,176,200	20,178
Banco Bilbao Vizcaya Argentaria SA	3,461,904	44,347
Banco Santander SA	7,044,473	89,964
Gestevision Telecinco SA	2,319,343	26,064
Prosegur Compania de Seguridad SA (Reg.)	479,200	29,279
Telefonica SA	2,815,288	75,636
TOTAL SPAIN		285,468
Sweden - 1.4%
Elekta AB (B Shares)	1,942,200	88,505
Swedbank AB (A Shares)	3,382,000	64,131
TOTAL SWEDEN		152,636
Switzerland - 5.2%
Compagnie Financiere Richemont SA Series A	315,194	20,366
Foster Wheeler AG (a)	344,022	12,237
Kuehne & Nagel International AG	197,400	31,533
Nestle SA	1,667,712	103,515
Partners Group Holding	226,101	48,009
Schindler Holding AG (participation certificate)	554,147	71,674
The Swatch Group AG (Bearer)	98,950	48,666
Transocean Ltd. (a)	829,400	60,339
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
UBS AG (a)	3,755,130	$ 75,137
Zurich Financial Services AG	346,539	97,335
TOTAL SWITZERLAND		568,811
Taiwan - 1.0%
HTC Corp.	2,247,850	101,872
WPG Holding Co. Ltd.	2,104,000	3,880
TOTAL TAIWAN		105,752
Turkey - 0.2%
Boyner Buyuk Magazacilik AS (a)(e)	6,011,100	16,678
United Kingdom - 21.3%
Aberdeen Asset Management PLC	9,033,732	34,556
Anglo American PLC (United Kingdom)	1,293,300	67,413
Ashmore Group PLC	1,014,625	6,323
Autonomy Corp. PLC (a)	1,244,300	33,464
Aviva PLC	6,344,300	47,482
Barclays PLC	20,242,493	96,236
BG Group PLC	4,190,075	107,331
BHP Billiton PLC	4,802,296	203,047
BP PLC	9,110,700	70,039
British American Tobacco PLC (United Kingdom)	999,800	43,690
British Land Co. PLC	4,118,094	41,308
Burberry Group PLC	2,391,800	51,739
Carphone Warehouse Group PLC (a)	15,119,465	100,454
Cookson Group PLC	1,065,360	12,733
GlaxoSmithKline PLC	6,239,100	136,297
HSBC Holdings PLC (United Kingdom)	13,307,460	145,161
Imperial Tobacco Group PLC	1,488,285	52,381
InterContinental Hotel Group PLC	2,317,600	50,879
International Personal Finance PLC	9,411,888	57,777
International Power PLC	3,956,720	21,850
Jazztel PLC (a)	1,444,400	8,836
Jupiter Fund Management PLC	2,155,200	11,020
Legal & General Group PLC	30,442,457	62,445
Lloyds Banking Group PLC (a)	49,557,364	49,205
Micro Focus International PLC	2,166,900	13,447
Ocado Group PLC (a)(d)	14,388,400	54,414
Reckitt Benckiser Group PLC	414,431	23,011
Rio Tinto PLC	996,644	72,723
Royal Dutch Shell PLC Class B	7,937,436	308,814
Schroders PLC	644,600	20,437
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
SuperGroup PLC (a)	960,741	$ 25,452
Ultra Electronics Holdings PLC	614,667	17,742
Vodafone Group PLC	46,662,143	134,895
Wolseley PLC	1,930,464	69,910
Xstrata PLC	3,225,200	81,969
TOTAL UNITED KINGDOM		2,334,480
United States of America - 2.4%
Green Mountain Coffee Roasters, Inc. (a)	816,000	54,639
Halliburton Co.	755,100	38,117
Reliance Steel & Aluminum Co.	476,300	26,963
Shaw Group, Inc. (a)	550,800	21,426
Textron, Inc.	738,800	19,283
Virgin Media, Inc.	1,924,200	58,226
Walter Energy, Inc.	286,800	39,641
TOTAL UNITED STATES OF AMERICA		258,295
TOTAL COMMON STOCKS (Cost $8,610,499)		10,567,384
Nonconvertible Preferred Stocks - 2.3%

Germany - 1.7%
ProSiebenSat.1 Media AG	976,300	27,960
Volkswagen AG (d)	789,800	155,590
TOTAL GERMANY		183,550
Italy - 0.6%
Fiat Industrial SpA (a)	6,766,800	63,646
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $175,417)		247,196
Money Market Funds - 5.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	165,579,933	$ 165,580
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	476,193,283	476,193
TOTAL MONEY MARKET FUNDS (Cost $641,773)		641,773
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $9,427,689)		11,456,353
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(490,503)
NET ASSETS - 100%		$ 10,965,850
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 60
Fidelity Securities Lending Cash Central Fund	2,366
Total	$ 2,426
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 607	$ -	$ -	$ -	$ 388
Ashmore Global Opps Ltd.	-	10,376	-	-	10,792
Boyner Buyuk Magazacilik AS	11,256	2,951	-	-	16,678
Total	$ 11,863	$ 13,327	$ -	$ -	$ 27,858
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 2,334,480	$ 976,012	$ 1,358,468	$ -
Japan	1,781,167	-	1,781,167	-
France	962,268	914,180	48,088	-
Germany	846,722	846,722	-	-
Switzerland	568,811	493,674	75,137	-
Australia	455,224	455,224	-	-
Netherlands	363,917	153,871	210,046	-
Denmark	341,973	175,953	166,020	-
Canada	306,780	306,780	-	-
Other	2,853,238	2,626,937	226,301	-
Money Market Funds	641,773	641,773	-	-
Total Investments in Securities:	$ 11,456,353	$ 7,591,126	$ 3,865,227	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 607
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(607)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $1,803,058,000 of which $163,224,000 and $1,639,834,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $450,264) - See accompanying schedule: Unaffiliated issuers (cost $8,753,901)	$ 10,786,722
Fidelity Central Funds (cost $641,773)	641,773
Other affiliated issuers (cost $32,015)	27,858
Total Investments (cost $9,427,689)		$ 11,456,353
Receivable for investments sold		271,398
Receivable for fund shares sold		10,208
Dividends receivable		50,534
Distributions receivable from Fidelity Central Funds		946
Prepaid expenses		10
Other receivables		6,116
Total assets		11,795,565

Liabilities
Payable to custodian bank	$ 994
Payable for investments purchased	333,299
Payable for fund shares redeemed	9,501
Accrued management fee	6,450
Distribution and service plan fees payable	165
Other affiliated payables	1,883
Other payables and accrued expenses	1,230
Collateral on securities loaned, at value	476,193
Total liabilities		829,715

Net Assets		$ 10,965,850
Net Assets consist of:
Paid in capital		$ 10,420,378
Undistributed net investment income		65,795
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,550,440)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,030,117
Net Assets		$ 10,965,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($412,248 ÷ 11,585.2 shares)	$ 35.58

Maximum offering price per share (100/94.25 of $35.58)	$ 37.75
Class T: Net Asset Value and redemption price per share ($85,349 ÷ 2,416.0 shares)	$ 35.33

Maximum offering price per share (100/96.50 of $35.33)	$ 36.61
Class B: Net Asset Value and offering price per share ($14,233 ÷ 404.2 shares)A	$ 35.21

Class C: Net Asset Value and offering price per share ($44,005 ÷ 1,247.2 shares)A	$ 35.28

International Discovery: Net Asset Value, offering price and redemption price per share ($8,759,807 ÷ 244,451.6 shares)	$ 35.83

Class K: Net Asset Value, offering price and redemption price per share ($1,304,080 ÷ 36,454.6 shares)	$ 35.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($346,128 ÷ 9,672.1 shares)	$ 35.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 149,827
Interest		2
Income from Fidelity Central Funds		2,426
Income before foreign taxes withheld		152,255
Less foreign taxes withheld		(8,409)
Total income		143,846

Expenses
Management fee Basic fee	$ 36,567
Performance adjustment	103
Transfer agent fees	10,585
Distribution and service plan fees	1,002
Accounting and security lending fees	907
Custodian fees and expenses	975
Independent trustees' compensation	26
Registration fees	149
Audit	68
Legal	18
Interest	1
Miscellaneous	51
Total expenses before reductions	50,452
Expense reductions	(2,139)	48,313
Net investment income (loss)		95,533
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	448,782
Foreign currency transactions	(1,034)
Total net realized gain (loss)		447,748
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $8,926)	732,238
Assets and liabilities in foreign currencies	333
Total change in net unrealized appreciation (depreciation)		732,571
Net gain (loss)		1,180,319
Net increase (decrease) in net assets resulting from operations		$ 1,275,852

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 95,533	$ 130,595
Net realized gain (loss)	447,748	481,821
Change in net unrealized appreciation (depreciation)	732,571	638,780
Net increase (decrease) in net assets resulting from operations	1,275,852	1,251,196
Distributions to shareholders from net investment income	(149,936)	(116,422)
Distributions to shareholders from net realized gain	(48,090)	(13,374)
Total distributions	(198,026)	(129,796)
Share transactions - net increase (decrease)	(184,194)	(662,032)
Redemption fees	68	291
Total increase (decrease) in net assets	893,700	459,659

Net Assets
Beginning of period	10,072,150	9,612,491
End of period (including undistributed net investment income of $65,795 and undistributed net investment income of $120,198, respectively)	$ 10,965,850	$ 10,072,150

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.07	$ 28.57	$ 23.68	$ 47.34	$ 36.47	$ 30.57
Income from Investment Operations
Net investment income (loss) E	.25	.31	.31	.46	.44	.42
Net realized and unrealized gain (loss)	3.80	3.51	4.84	(22.08)	11.76	7.19
Total from investment operations	4.05	3.82	5.15	(21.62)	12.20	7.61
Distributions from net investment income	(.38)	(.28)	(.26)	(.37)	(.35)	(.31)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.54)	(.32)	(.26)	(2.04)	(1.33)	(1.71)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.58	$ 32.07	$ 28.57	$ 23.68	$ 47.34	$ 36.47
Total Return B, C, D	12.78%	13.43%	22.14%	(47.65)%	34.54%	26.01%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30% A	1.33%	1.37%	1.32%	1.25%	1.27%
Expenses net of fee waivers, if any	1.29% A	1.33%	1.37%	1.32%	1.25%	1.27%
Expenses net of all reductions	1.26% A	1.28%	1.32%	1.29%	1.22%	1.21%
Net investment income (loss)	1.52% A	1.06%	1.28%	1.27%	1.08%	1.22%
Supplemental Data
Net assets, end of period (in millions)	$ 412	$ 392	$ 414	$ 380	$ 417	$ 140
Portfolio turnover rate G	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.81	$ 28.35	$ 23.49	$ 47.06	$ 36.30	$ 30.49
Income from Investment Operations
Net investment income (loss) E	.21	.23	.24	.33	.29	.27
Net realized and unrealized gain (loss)	3.77	3.48	4.81	(21.94)	11.71	7.18
Total from investment operations	3.98	3.71	5.05	(21.61)	12.00	7.45
Distributions from net investment income	(.30)	(.21)	(.19)	(.29)	(.26)	(.24)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.46)	(.25)	(.19)	(1.96)	(1.24)	(1.64)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.33	$ 31.81	$ 28.35	$ 23.49	$ 47.06	$ 36.30
Total Return B, C, D	12.65%	13.14%	21.79%	(47.84)%	34.08%	25.49%
Ratios to Average Net Assets F, H
Expenses before reductions	1.56% A	1.60%	1.65%	1.68%	1.63%	1.71%
Expenses net of fee waivers, if any	1.55% A	1.60%	1.65%	1.68%	1.63%	1.71%
Expenses net of all reductions	1.52% A	1.56%	1.60%	1.64%	1.60%	1.65%
Net investment income (loss)	1.26% A	.79%	1.00%	.91%	.70%	.78%
Supplemental Data
Net assets, end of period (in millions)	$ 85	$ 92	$ 83	$ 64	$ 53	$ 10
Portfolio turnover rate G	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.60	$ 28.18	$ 23.25	$ 46.70	$ 36.12	$ 30.36
Income from Investment Operations
Net investment income (loss) E	.12	.08	.12	.15	.08	.08
Net realized and unrealized gain (loss)	3.76	3.44	4.81	(21.77)	11.64	7.19
Total from investment operations	3.88	3.52	4.93	(21.62)	11.72	7.27
Distributions from net investment income	(.12)	(.06)	-	(.16)	(.16)	(.11)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.27) J	(.10)	-	(1.83)	(1.14)	(1.51)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.21	$ 31.60	$ 28.18	$ 23.25	$ 46.70	$ 36.12
Total Return B, C, D	12.36%	12.52%	21.20%	(48.11)%	33.37%	24.91%
Ratios to Average Net Assets F, H
Expenses before reductions	2.07% A	2.12%	2.16%	2.19%	2.14%	2.27%
Expenses net of fee waivers, if any	2.06% A	2.12%	2.16%	2.19%	2.14%	2.25%
Expenses net of all reductions	2.03% A	2.08%	2.11%	2.15%	2.10%	2.19%
Net investment income (loss)	.75% A	.27%	.49%	.40%	.19%	.24%
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 14	$ 16	$ 15	$ 17	$ 4
Portfolio turnover rate G	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.68	$ 28.23	$ 23.31	$ 46.82	$ 36.19	$ 30.41
Income from Investment Operations
Net investment income (loss) E	.13	.09	.12	.15	.09	.11
Net realized and unrealized gain (loss)	3.76	3.45	4.82	(21.82)	11.66	7.19
Total from investment operations	3.89	3.54	4.94	(21.67)	11.75	7.30
Distributions from net investment income	(.14)	(.05)	(.02)	(.17)	(.14)	(.12)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.29) J	(.09)	(.02)	(1.84)	(1.12)	(1.52)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.28	$ 31.68	$ 28.23	$ 23.31	$ 46.82	$ 36.19
Total Return B, C, D	12.37%	12.54%	21.22%	(48.10)%	33.38%	24.97%
Ratios to Average Net Assets F, H
Expenses before reductions	2.05% A	2.09%	2.14%	2.17%	2.11%	2.16%
Expenses net of fee waivers, if any	2.05% A	2.09%	2.14%	2.17%	2.11%	2.16%
Expenses net of all reductions	2.01% A	2.05%	2.09%	2.13%	2.08%	2.11%
Net investment income (loss)	.77% A	.30%	.51%	.42%	.22%	.33%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 44	$ 43	$ 36	$ 28	$ 6
Portfolio turnover rateG	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.34	$ 28.79	$ 23.88	$ 47.68	$ 36.67	$ 30.65
Income from Investment Operations
Net investment income (loss) D	.31	.40	.37	.57	.53	.48
Net realized and unrealized gain (loss)	3.82	3.54	4.88	(22.29)	11.84	7.25
Total from investment operations	4.13	3.94	5.25	(21.72)	12.37	7.73
Distributions from net investment income	(.48)	(.35)	(.34)	(.41)	(.38)	(.31)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.64)	(.39)	(.34)	(2.08)	(1.36)	(1.71)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 35.83	$ 32.34	$ 28.79	$ 23.88	$ 47.68	$ 36.67
Total Return B, C	12.97%	13.76%	22.47%	(47.55)%	34.85%	26.34%
Ratios to Average Net Assets E, G
Expenses before reductions	.97% A	1.05%	1.12%	1.09%	1.04%	1.09%
Expenses net of fee waivers, if any	.96% A	1.05%	1.12%	1.09%	1.04%	1.08%
Expenses net of all reductions	.93% A	1.00%	1.07%	1.05%	1.00%	1.03%
Net investment income (loss)	1.85% A	1.35%	1.53%	1.51%	1.30%	1.41%
Supplemental Data
Net assets, end of period (in millions)	$ 8,760	$ 8,133	$ 8,114	$ 6,999	$ 14,176	$ 8,054
Portfolio turnover rate F	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 32.32	$ 28.78	$ 23.90	$ 40.32
Income from Investment Operations
Net investment income (loss) D	.34	.46	.44	.10
Net realized and unrealized gain (loss)	3.81	3.53	4.86	(16.52)
Total from investment operations	4.15	3.99	5.30	(16.42)
Distributions from net investment income	(.55)	(.41)	(.42)	-
Distributions from net realized gain	(.16)	(.04)	-	-
Total distributions	(.70) J	(.45)	(.42)	-
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 35.77	$ 32.32	$ 28.78	$ 23.90
Total Return B, C	13.07%	13.96%	22.80%	(40.72)%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.84%	.88%	.93% A
Expenses net of fee waivers, if any	.79% A	.84%	.88%	.93% A
Expenses net of all reductions	.76% A	.79%	.83%	.89% A
Net investment income (loss)	2.02% A	1.55%	1.77%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,304	$ 1,078	$ 674	$ 145
Portfolio turnover rate F	77% A	82%	98%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.31	$ 28.77	$ 23.91	$ 47.73	$ 36.71	$ 30.68
Income from Investment Operations
Net investment income (loss) D	.31	.41	.39	.53	.55	.51
Net realized and unrealized gain (loss)	3.82	3.55	4.86	(22.24)	11.85	7.25
Total from investment operations	4.13	3.96	5.25	(21.71)	12.40	7.76
Distributions from net investment income	(.50)	(.38)	(.39)	(.44)	(.40)	(.33)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.65) I	(.42)	(.39)	(2.11)	(1.38)	(1.73)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 35.79	$ 32.31	$ 28.77	$ 23.91	$ 47.73	$ 36.71
Total Return B, C	13.00%	13.84%	22.52%	(47.51)%	34.93%	26.45%
Ratios to Average Net Assets E, G
Expenses before reductions	.95% A	.99%	1.05%	1.05%	.97%	1.00%
Expenses net of fee waivers, if any	.94% A	.99%	1.05%	1.05%	.97%	1.00%
Expenses net of all reductions	.91% A	.95%	1.00%	1.01%	.94%	.95%
Net investment income (loss)	1.87% A	1.40%	1.60%	1.54%	1.36%	1.49%
Supplemental Data
Net assets, end of period (in millions)	$ 346	$ 319	$ 267	$ 159	$ 58	$ 28
Portfolio turnover rate F	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,294,244
Gross unrealized depreciation	(402,391)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,891,853
Tax cost	$ 9,564,500

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,912,740 and $4,198,137, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± 20% of the Fund's average

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 497	$ 15
Class T	.25%	.25%	220	2
Class B	.75%	.25%	71	54
Class C	.75%	.25%	214	23
			$ 1,002	$ 94

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32
Class T	6
Class B*	10
Class C*	2
$ 50

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 600.30
Class T	137.31
Class B	23.32
Class C	65.30
International Discovery	9,129.22
Class K	306.05
Institutional Class	325.20
	$ 10,585

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,028.44%		$ 1

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,366, including $1 from securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $507.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,632 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 4,617	$ 3,889
Class T	859	633
Class B	51	37
Class C	184	71
International Discovery	121,061	98,508
Class K	18,291	9,602
Institutional Class	4,873	3,682
Total	$ 149,936	$ 116,422
From net realized gain
Class A	$ 1,880	$ 555
Class T	439	119
Class B	69	23
Class C	209	61
International Discovery	38,831	11,290
Class K	5,143	935
Institutional Class	1,519	391
Total	$ 48,090	$ 13,374

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	1,667	4,849	$ 55,153	$ 142,203
Reinvestment of distributions	173	120	5,606	3,654
Shares redeemed	(2,465)	(7,259)	(81,686)	(215,574)
Net increase (decrease)	(625)	(2,290)	$ (20,927)	$ (69,717)
Class T
Shares sold	249	1,165	$ 8,138	$ 34,154
Reinvestment of distributions	38	24	1,235	716
Shares redeemed	(763)	(1,228)	(25,024)	(35,631)
Net increase (decrease)	(476)	(39)	$ (15,651)	$ (761)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class B
Shares sold	16	105	$ 514	$ 3,047
Reinvestment of distributions	3	2	111	54
Shares redeemed	(72)	(227)	(2,360)	(6,544)
Net increase (decrease)	(53)	(120)	$ (1,735)	$ (3,443)
Class C
Shares sold	100	356	$ 3,329	$ 10,567
Reinvestment of distributions	11	4	344	116
Shares redeemed	(239)	(515)	(7,860)	(14,926)
Net increase (decrease)	(128)	(155)	$ (4,187)	$ (4,243)
International Discovery
Shares sold	17,464	55,460	$ 581,832	$ 1,640,231
Reinvestment of distributions	4,718	3,453	153,551	105,461
Shares redeemed	(29,209)	(89,239)	(972,562)	(2,636,183)
Net increase (decrease)	(7,027)	(30,326)	$ (237,179)	$ (890,491)
Class K
Shares sold	7,205	16,961	$ 239,497	$ 491,304
Reinvestment of distributions	722	346	23,434	10,537
Shares redeemed	(4,833)	(7,377)	(160,528)	(215,813)
Net increase (decrease)	3,094	9,930	$ 102,403	$ 286,028
Institutional Class
Shares sold	1,312	4,322	$ 43,751	$ 127,580
Reinvestment of distributions	69	36	2,254	1,083
Shares redeemed	(1,586)	(3,773)	(52,923)	(108,068)
Net increase (decrease)	(205)	585	$ (6,918)	$ 20,595

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AID-USAN-0611
1.806663.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
International Discovery
Fund - Institutional Class

Semiannual Report

April 30, 2011

Institutional Class is
a class of Fidelity®
International Discovery Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.29%
Actual		$ 1,000.00	$ 1,127.80	$ 6.81
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46
Class T	1.55%
Actual		$ 1,000.00	$ 1,126.50	$ 8.17
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class B	2.06%
Actual		$ 1,000.00	$ 1,123.60	$ 10.85
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.05%
Actual		$ 1,000.00	$ 1,123.70	$ 10.79
HypotheticalA		$ 1,000.00	$ 1,014.63	$ 10.24
International Discovery	.96%
Actual		$ 1,000.00	$ 1,129.70	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Class K	.79%
Actual		$ 1,000.00	$ 1,130.70	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,130.00	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom 21.3%
Japan 16.2%
France 8.8%
Germany 7.7%
Switzerland 5.2%
Australia 4.1%
United States of America 3.7%
Netherlands 3.3%
Denmark 3.1%
Other 26.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom 20.9%
Japan 12.1%
France 8.8%
Switzerland 7.0%
Germany 6.6%
United States of America 4.3%
Spain 3.8%
Denmark 3.3%
Australia 3.0%
Other 30.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	98.6
Short-Term Investments and Net Other Assets	1.3	1.4
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	2.8	1.9
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.9	1.9
Siemens AG (Germany, Industrial Conglomerates)	1.6	1.2
SOFTBANK CORP. (Japan, Wireless Telecommunication Services)	1.5	1.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.5	1.4
Volkswagen AG (Germany, Automobiles)	1.4	1.2
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.3	1.3
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.2	1.2
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.2	1.2
BNP Paribas SA (France, Commercial Banks)	1.2	0.7
	15.6
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.3	22.0
Consumer Discretionary	17.3	20.8
Industrials	14.3	9.5
Materials	8.7	9.3
Information Technology	8.7	6.1
Energy	8.5	6.4
Consumer Staples	8.2	8.6
Health Care	6.2	9.1
Telecommunication Services	5.3	6.2
Utilities	0.2	0.6

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
Australia - 4.1%
Australia & New Zealand Banking Group Ltd.	4,456,031	$ 118,389
carsales.com Ltd.	1,364,084	7,673
Commonwealth Bank of Australia	1,268,063	74,680
CSL Ltd.	612,757	23,079
JB Hi-Fi Ltd.	1,032,591	21,411
Macquarie Group Ltd.	1,446,043	55,749
Mirabela Nickel Ltd. (a)	4,451,129	9,615
Newcrest Mining Ltd.	1,658,172	75,364
QBE Insurance Group Ltd.	1,422,163	29,176
Wesfarmers Ltd.	1,097,894	40,088
TOTAL AUSTRALIA		455,224
Bailiwick of Guernsey - 0.1%
Ashmore Global Opps Ltd. (e)	1,340,600	10,792
Bailiwick of Jersey - 1.2%
Charter International PLC	1,299,300	17,819
Experian PLC	3,236,600	43,603
Shire PLC	2,310,400	71,700
TOTAL BAILIWICK OF JERSEY		133,122
Belgium - 0.3%
Ageas	660,438	2,004
Anheuser-Busch InBev SA NV (d)	542,427	34,618
TOTAL BELGIUM		36,622
Bermuda - 0.8%
Huabao International Holdings Ltd.	10,189,000	15,114
Li & Fung Ltd.	4,808,000	24,578
Noble Group Ltd.	26,477,364	48,237
TOTAL BERMUDA		87,929
Brazil - 1.2%
Arezzo Industria E Comercio SA	569,400	8,827
Diagnosticos da America SA	836,000	11,185
Drogasil SA	2,793,400	20,063
International Meal Comp Holdings S.A.	1,126,000	11,201
Souza Cruz Industria Comerico	3,799,000	42,716
TIM Participacoes SA sponsored ADR (non-vtg.)	861,200	40,631
TOTAL BRAZIL		134,623
Common Stocks - continued
	Shares	Value (000s)
British Virgin Islands - 0.3%
Arcos Dorados Holdings, Inc.	702,452	$ 15,475
HLS Systems International Ltd. (a)(d)	1,684,700	20,233
TOTAL BRITISH VIRGIN ISLANDS		35,708
Canada - 2.8%
Bombardier, Inc. Class B (sub. vtg.)	7,181,200	53,512
Canadian Natural Resources Ltd.	717,500	33,755
First Quantum Minerals Ltd.	336,300	47,927
Gildan Activewear, Inc.	598,600	22,296
InterOil Corp. (a)(d)	388,500	24,709
Open Text Corp. (a)	769,600	47,147
Pan American Silver Corp.	309,200	11,156
Petrobank Energy & Resources Ltd.	813,500	17,214
Petrominerales Ltd.	499,651	19,123
Trinidad Drilling Ltd.	2,613,200	29,941
TOTAL CANADA		306,780
Cayman Islands - 1.1%
Bosideng International Holdings Ltd.	43,814,000	13,878
China Automation Group Ltd.	11,779,000	10,313
Ctrip.com International Ltd. sponsored ADR (a)	505,000	24,604
Hengdeli Holdings Ltd.	50,716,000	30,366
Mongolian Mining Corp.	15,168,000	17,773
Shenguan Holdings Group Ltd.	16,268,000	21,617
TOTAL CAYMAN ISLANDS		118,551
China - 1.0%
Baidu.com, Inc. sponsored ADR (a)	394,600	58,606
Sina Corp. (a)	310,200	41,799
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,492,000	11,535
TOTAL CHINA		111,940
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(e)	21,633,000	388
Denmark - 3.1%
Carlsberg A/S Series B	622,000	73,876
Novo Nordisk A/S Series B	1,311,389	166,020
William Demant Holding A/S (a)	1,094,900	102,077
TOTAL DENMARK		341,973
Finland - 0.4%
Nokian Tyres PLC	747,333	38,743
Common Stocks - continued
	Shares	Value (000s)
France - 8.8%
Alstom SA	1,046,874	$ 69,616
Arkema SA	436,670	45,502
Atos Origin SA (a)	1,388,859	85,589
AXA SA (d)	3,220,966	72,279
BNP Paribas SA	1,629,266	128,941
Club Mediterranee SA (a)	470,000	10,954
Compagnie Generale de Geophysique SA (a)	1,365,000	48,088
Danone	560,100	41,029
Iliad Group SA	509,521	65,501
JC Decaux SA (a)	652,300	22,792
L'Oreal SA	348,200	44,154
LVMH Moet Hennessy - Louis Vuitton	510,133	91,618
Pernod-Ricard SA	329,525	33,122
PPR SA	398,700	71,309
Schneider Electric SA (d)	588,962	104,074
Unibail-Rodamco	118,400	27,700
TOTAL FRANCE		962,268
Germany - 6.0%
Bayerische Motoren Werke AG (BMW)	1,081,964	102,038
Fresenius Medical Care AG & Co. KGaA	940,100	73,885
GEA Group AG	2,030,727	74,265
HeidelbergCement AG (d)	245,167	18,749
Kabel Deutschland Holding AG (a)	1,677,600	104,849
MAN SE	572,817	79,831
Metro AG	439,200	32,238
Siemens AG	1,218,813	177,317
TOTAL GERMANY		663,172
Hong Kong - 1.4%
AIA Group Ltd.	5,311,400	17,884
I.T Ltd.	14,631,000	11,774
Techtronic Industries Co. Ltd.	65,201,500	88,992
Wharf Holdings Ltd.	4,890,000	35,764
TOTAL HONG KONG		154,414
India - 0.6%
Shriram Transport Finance Co. Ltd.	732,049	12,818
State Bank of India	385,694	24,443
The Jammu & Kashmir Bank Ltd.	545,569	9,952
Titan Industries Ltd.	160,588	14,622
TOTAL INDIA		61,835
Common Stocks - continued
	Shares	Value (000s)
Indonesia - 0.5%
PT Sarana Menara Nusantara (a)	13,136,500	$ 16,106
PT Tower Bersama Infrastructure Tbk	55,223,500	15,637
PT XL Axiata Tbk	31,645,500	25,127
TOTAL INDONESIA		56,870
Ireland - 1.2%
Accenture PLC Class A	568,700	32,490
Ingersoll-Rand Co. Ltd.	1,172,600	59,216
James Hardie Industries NV CDI (a)	5,530,462	35,778
TOTAL IRELAND		127,484
Israel - 0.2%
Israel Chemicals Ltd.	1,513,500	26,601
Italy - 1.8%
Intesa Sanpaolo SpA	3,778,984	12,549
Intesa Sanpaolo SpA (Risparmio Shares)	13,721,302	39,347
Prysmian SpA (d)	1,473,800	34,775
Saipem SpA	1,876,915	106,561
TOTAL ITALY		193,232
Japan - 16.2%
ABC-Mart, Inc.	1,529,000	57,281
Asahi Glass Co. Ltd.	2,377,000	30,175
Asics Corp.	2,897,000	41,891
Canon, Inc.	1,958,150	92,203
Cosmos Pharmaceutical Corp.	859,200	38,063
Credit Saison Co. Ltd.	1,323,500	22,190
DeNA Co. Ltd.	772,100	28,981
Denso Corp.	1,577,500	52,787
Digital Garage, Inc. (a)(d)	4,767	26,205
Don Quijote Co. Ltd.	1,367,200	51,198
Fanuc Ltd.	455,800	76,291
Honda Motor Co. Ltd.	787,200	30,259
Japan Tobacco, Inc.	13,316	51,744
JSR Corp.	2,283,400	48,032
Kakaku.com, Inc.	5,979	34,452
Keyence Corp.	192,600	50,890
Misumi Group, Inc.	1,254,900	31,640
Mitsubishi Corp.	3,525,000	95,613
Mitsubishi Estate Co. Ltd.	2,131,000	37,287
Mitsubishi UFJ Financial Group, Inc.	15,161,400	72,760
Mitsui & Co. Ltd.	2,230,900	39,694
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Murata Manufacturing Co. Ltd.	487,100	$ 35,176
Nichi-iko Pharmaceutical Co. Ltd.	246,800	6,379
Nitto Denko Corp.	196,200	10,506
Omron Corp.	1,439,900	39,599
ORIX Corp.	1,209,560	118,819
Osaka Securities Exchange Co. Ltd.	1,866	9,530
Otsuka Holdings Co. Ltd.	949,600	25,628
Rakuten, Inc.	68,670	63,756
SMC Corp.	134,000	24,475
SOFTBANK CORP.	4,003,100	168,897
Sony Financial Holdings, Inc.	1,419,800	26,386
Start Today Co. Ltd.	2,876,800	50,287
Sumitomo Mitsui Financial Group, Inc.	1,680,200	52,184
Tokyo Electron Ltd.	958,800	55,502
Toyota Motor Corp.	1,479,800	59,024
Yahoo! Japan Corp.	69,012	25,383
TOTAL JAPAN		1,781,167
Korea (South) - 1.7%
Fila Korea Ltd.	44,763	2,983
Hynix Semiconductor, Inc.	2,224,610	70,371
Hyundai Motor Co.	163,148	37,638
Orion Corp.	57,819	22,484
Samsung Electronics Co. Ltd.	38,175	31,905
Shinhan Financial Group Co. Ltd.	421,030	20,687
TOTAL KOREA (SOUTH)		186,068
Luxembourg - 0.3%
Millicom International Cellular SA	282,400	30,595
Mexico - 0.5%
Wal-Mart de Mexico SA de CV Series V	18,209,000	57,044
Netherlands - 3.3%
AEGON NV (a)	5,028,800	39,972
Gemalto NV (d)	1,020,281	52,296
ING Groep NV (Certificaten Van Aandelen) (a)	9,686,000	127,610
Koninklijke KPN NV	2,949,325	46,809
Koninklijke Philips Electronics NV	1,433,657	42,464
LyondellBasell Industries NV Class A	1,230,700	54,766
TOTAL NETHERLANDS		363,917
Common Stocks - continued
	Shares	Value (000s)
Norway - 1.3%
Aker Solutions ASA	2,370,500	$ 57,203
DnB NOR ASA (d)	5,039,755	81,941
TOTAL NORWAY		139,144
Philippines - 0.3%
Alliance Global Group, Inc.	101,250,000	28,053
Poland - 0.4%
Eurocash SA	3,593,990	44,002
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	5,094,802	20,482
Singapore - 0.4%
Keppel Corp. Ltd.	4,724,500	45,931
South Africa - 0.8%
AngloGold Ashanti Ltd. sponsored ADR	816,100	41,605
Clicks Group Ltd.	3,592,217	24,007
Sanlam Ltd.	5,826,600	24,978
TOTAL SOUTH AFRICA		90,590
Spain - 2.6%
Antena 3 Television SA (d)	2,176,200	20,178
Banco Bilbao Vizcaya Argentaria SA	3,461,904	44,347
Banco Santander SA	7,044,473	89,964
Gestevision Telecinco SA	2,319,343	26,064
Prosegur Compania de Seguridad SA (Reg.)	479,200	29,279
Telefonica SA	2,815,288	75,636
TOTAL SPAIN		285,468
Sweden - 1.4%
Elekta AB (B Shares)	1,942,200	88,505
Swedbank AB (A Shares)	3,382,000	64,131
TOTAL SWEDEN		152,636
Switzerland - 5.2%
Compagnie Financiere Richemont SA Series A	315,194	20,366
Foster Wheeler AG (a)	344,022	12,237
Kuehne & Nagel International AG	197,400	31,533
Nestle SA	1,667,712	103,515
Partners Group Holding	226,101	48,009
Schindler Holding AG (participation certificate)	554,147	71,674
The Swatch Group AG (Bearer)	98,950	48,666
Transocean Ltd. (a)	829,400	60,339
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
UBS AG (a)	3,755,130	$ 75,137
Zurich Financial Services AG	346,539	97,335
TOTAL SWITZERLAND		568,811
Taiwan - 1.0%
HTC Corp.	2,247,850	101,872
WPG Holding Co. Ltd.	2,104,000	3,880
TOTAL TAIWAN		105,752
Turkey - 0.2%
Boyner Buyuk Magazacilik AS (a)(e)	6,011,100	16,678
United Kingdom - 21.3%
Aberdeen Asset Management PLC	9,033,732	34,556
Anglo American PLC (United Kingdom)	1,293,300	67,413
Ashmore Group PLC	1,014,625	6,323
Autonomy Corp. PLC (a)	1,244,300	33,464
Aviva PLC	6,344,300	47,482
Barclays PLC	20,242,493	96,236
BG Group PLC	4,190,075	107,331
BHP Billiton PLC	4,802,296	203,047
BP PLC	9,110,700	70,039
British American Tobacco PLC (United Kingdom)	999,800	43,690
British Land Co. PLC	4,118,094	41,308
Burberry Group PLC	2,391,800	51,739
Carphone Warehouse Group PLC (a)	15,119,465	100,454
Cookson Group PLC	1,065,360	12,733
GlaxoSmithKline PLC	6,239,100	136,297
HSBC Holdings PLC (United Kingdom)	13,307,460	145,161
Imperial Tobacco Group PLC	1,488,285	52,381
InterContinental Hotel Group PLC	2,317,600	50,879
International Personal Finance PLC	9,411,888	57,777
International Power PLC	3,956,720	21,850
Jazztel PLC (a)	1,444,400	8,836
Jupiter Fund Management PLC	2,155,200	11,020
Legal & General Group PLC	30,442,457	62,445
Lloyds Banking Group PLC (a)	49,557,364	49,205
Micro Focus International PLC	2,166,900	13,447
Ocado Group PLC (a)(d)	14,388,400	54,414
Reckitt Benckiser Group PLC	414,431	23,011
Rio Tinto PLC	996,644	72,723
Royal Dutch Shell PLC Class B	7,937,436	308,814
Schroders PLC	644,600	20,437
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
SuperGroup PLC (a)	960,741	$ 25,452
Ultra Electronics Holdings PLC	614,667	17,742
Vodafone Group PLC	46,662,143	134,895
Wolseley PLC	1,930,464	69,910
Xstrata PLC	3,225,200	81,969
TOTAL UNITED KINGDOM		2,334,480
United States of America - 2.4%
Green Mountain Coffee Roasters, Inc. (a)	816,000	54,639
Halliburton Co.	755,100	38,117
Reliance Steel & Aluminum Co.	476,300	26,963
Shaw Group, Inc. (a)	550,800	21,426
Textron, Inc.	738,800	19,283
Virgin Media, Inc.	1,924,200	58,226
Walter Energy, Inc.	286,800	39,641
TOTAL UNITED STATES OF AMERICA		258,295
TOTAL COMMON STOCKS (Cost $8,610,499)		10,567,384
Nonconvertible Preferred Stocks - 2.3%

Germany - 1.7%
ProSiebenSat.1 Media AG	976,300	27,960
Volkswagen AG (d)	789,800	155,590
TOTAL GERMANY		183,550
Italy - 0.6%
Fiat Industrial SpA (a)	6,766,800	63,646
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $175,417)		247,196
Money Market Funds - 5.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	165,579,933	$ 165,580
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	476,193,283	476,193
TOTAL MONEY MARKET FUNDS (Cost $641,773)		641,773
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $9,427,689)		11,456,353
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(490,503)
NET ASSETS - 100%		$ 10,965,850
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 60
Fidelity Securities Lending Cash Central Fund	2,366
Total	$ 2,426
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 607	$ -	$ -	$ -	$ 388
Ashmore Global Opps Ltd.	-	10,376	-	-	10,792
Boyner Buyuk Magazacilik AS	11,256	2,951	-	-	16,678
Total	$ 11,863	$ 13,327	$ -	$ -	$ 27,858
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 2,334,480	$ 976,012	$ 1,358,468	$ -
Japan	1,781,167	-	1,781,167	-
France	962,268	914,180	48,088	-
Germany	846,722	846,722	-	-
Switzerland	568,811	493,674	75,137	-
Australia	455,224	455,224	-	-
Netherlands	363,917	153,871	210,046	-
Denmark	341,973	175,953	166,020	-
Canada	306,780	306,780	-	-
Other	2,853,238	2,626,937	226,301	-
Money Market Funds	641,773	641,773	-	-
Total Investments in Securities:	$ 11,456,353	$ 7,591,126	$ 3,865,227	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 607
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(607)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $1,803,058,000 of which $163,224,000 and $1,639,834,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $450,264) - See accompanying schedule: Unaffiliated issuers (cost $8,753,901)	$ 10,786,722
Fidelity Central Funds (cost $641,773)	641,773
Other affiliated issuers (cost $32,015)	27,858
Total Investments (cost $9,427,689)		$ 11,456,353
Receivable for investments sold		271,398
Receivable for fund shares sold		10,208
Dividends receivable		50,534
Distributions receivable from Fidelity Central Funds		946
Prepaid expenses		10
Other receivables		6,116
Total assets		11,795,565

Liabilities
Payable to custodian bank	$ 994
Payable for investments purchased	333,299
Payable for fund shares redeemed	9,501
Accrued management fee	6,450
Distribution and service plan fees payable	165
Other affiliated payables	1,883
Other payables and accrued expenses	1,230
Collateral on securities loaned, at value	476,193
Total liabilities		829,715

Net Assets		$ 10,965,850
Net Assets consist of:
Paid in capital		$ 10,420,378
Undistributed net investment income		65,795
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,550,440)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,030,117
Net Assets		$ 10,965,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($412,248 ÷ 11,585.2 shares)	$ 35.58

Maximum offering price per share (100/94.25 of $35.58)	$ 37.75
Class T: Net Asset Value and redemption price per share ($85,349 ÷ 2,416.0 shares)	$ 35.33

Maximum offering price per share (100/96.50 of $35.33)	$ 36.61
Class B: Net Asset Value and offering price per share ($14,233 ÷ 404.2 shares)A	$ 35.21

Class C: Net Asset Value and offering price per share ($44,005 ÷ 1,247.2 shares)A	$ 35.28

International Discovery: Net Asset Value, offering price and redemption price per share ($8,759,807 ÷ 244,451.6 shares)	$ 35.83

Class K: Net Asset Value, offering price and redemption price per share ($1,304,080 ÷ 36,454.6 shares)	$ 35.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($346,128 ÷ 9,672.1 shares)	$ 35.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 149,827
Interest		2
Income from Fidelity Central Funds		2,426
Income before foreign taxes withheld		152,255
Less foreign taxes withheld		(8,409)
Total income		143,846

Expenses
Management fee Basic fee	$ 36,567
Performance adjustment	103
Transfer agent fees	10,585
Distribution and service plan fees	1,002
Accounting and security lending fees	907
Custodian fees and expenses	975
Independent trustees' compensation	26
Registration fees	149
Audit	68
Legal	18
Interest	1
Miscellaneous	51
Total expenses before reductions	50,452
Expense reductions	(2,139)	48,313
Net investment income (loss)		95,533
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	448,782
Foreign currency transactions	(1,034)
Total net realized gain (loss)		447,748
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $8,926)	732,238
Assets and liabilities in foreign currencies	333
Total change in net unrealized appreciation (depreciation)		732,571
Net gain (loss)		1,180,319
Net increase (decrease) in net assets resulting from operations		$ 1,275,852

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 95,533	$ 130,595
Net realized gain (loss)	447,748	481,821
Change in net unrealized appreciation (depreciation)	732,571	638,780
Net increase (decrease) in net assets resulting from operations	1,275,852	1,251,196
Distributions to shareholders from net investment income	(149,936)	(116,422)
Distributions to shareholders from net realized gain	(48,090)	(13,374)
Total distributions	(198,026)	(129,796)
Share transactions - net increase (decrease)	(184,194)	(662,032)
Redemption fees	68	291
Total increase (decrease) in net assets	893,700	459,659

Net Assets
Beginning of period	10,072,150	9,612,491
End of period (including undistributed net investment income of $65,795 and undistributed net investment income of $120,198, respectively)	$ 10,965,850	$ 10,072,150

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.07	$ 28.57	$ 23.68	$ 47.34	$ 36.47	$ 30.57
Income from Investment Operations
Net investment income (loss) E	.25	.31	.31	.46	.44	.42
Net realized and unrealized gain (loss)	3.80	3.51	4.84	(22.08)	11.76	7.19
Total from investment operations	4.05	3.82	5.15	(21.62)	12.20	7.61
Distributions from net investment income	(.38)	(.28)	(.26)	(.37)	(.35)	(.31)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.54)	(.32)	(.26)	(2.04)	(1.33)	(1.71)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.58	$ 32.07	$ 28.57	$ 23.68	$ 47.34	$ 36.47
Total Return B, C, D	12.78%	13.43%	22.14%	(47.65)%	34.54%	26.01%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30% A	1.33%	1.37%	1.32%	1.25%	1.27%
Expenses net of fee waivers, if any	1.29% A	1.33%	1.37%	1.32%	1.25%	1.27%
Expenses net of all reductions	1.26% A	1.28%	1.32%	1.29%	1.22%	1.21%
Net investment income (loss)	1.52% A	1.06%	1.28%	1.27%	1.08%	1.22%
Supplemental Data
Net assets, end of period (in millions)	$ 412	$ 392	$ 414	$ 380	$ 417	$ 140
Portfolio turnover rate G	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.81	$ 28.35	$ 23.49	$ 47.06	$ 36.30	$ 30.49
Income from Investment Operations
Net investment income (loss) E	.21	.23	.24	.33	.29	.27
Net realized and unrealized gain (loss)	3.77	3.48	4.81	(21.94)	11.71	7.18
Total from investment operations	3.98	3.71	5.05	(21.61)	12.00	7.45
Distributions from net investment income	(.30)	(.21)	(.19)	(.29)	(.26)	(.24)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.46)	(.25)	(.19)	(1.96)	(1.24)	(1.64)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.33	$ 31.81	$ 28.35	$ 23.49	$ 47.06	$ 36.30
Total Return B, C, D	12.65%	13.14%	21.79%	(47.84)%	34.08%	25.49%
Ratios to Average Net Assets F, H
Expenses before reductions	1.56% A	1.60%	1.65%	1.68%	1.63%	1.71%
Expenses net of fee waivers, if any	1.55% A	1.60%	1.65%	1.68%	1.63%	1.71%
Expenses net of all reductions	1.52% A	1.56%	1.60%	1.64%	1.60%	1.65%
Net investment income (loss)	1.26% A	.79%	1.00%	.91%	.70%	.78%
Supplemental Data
Net assets, end of period (in millions)	$ 85	$ 92	$ 83	$ 64	$ 53	$ 10
Portfolio turnover rate G	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.60	$ 28.18	$ 23.25	$ 46.70	$ 36.12	$ 30.36
Income from Investment Operations
Net investment income (loss) E	.12	.08	.12	.15	.08	.08
Net realized and unrealized gain (loss)	3.76	3.44	4.81	(21.77)	11.64	7.19
Total from investment operations	3.88	3.52	4.93	(21.62)	11.72	7.27
Distributions from net investment income	(.12)	(.06)	-	(.16)	(.16)	(.11)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.27) J	(.10)	-	(1.83)	(1.14)	(1.51)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.21	$ 31.60	$ 28.18	$ 23.25	$ 46.70	$ 36.12
Total Return B, C, D	12.36%	12.52%	21.20%	(48.11)%	33.37%	24.91%
Ratios to Average Net Assets F, H
Expenses before reductions	2.07% A	2.12%	2.16%	2.19%	2.14%	2.27%
Expenses net of fee waivers, if any	2.06% A	2.12%	2.16%	2.19%	2.14%	2.25%
Expenses net of all reductions	2.03% A	2.08%	2.11%	2.15%	2.10%	2.19%
Net investment income (loss)	.75% A	.27%	.49%	.40%	.19%	.24%
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 14	$ 16	$ 15	$ 17	$ 4
Portfolio turnover rate G	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.68	$ 28.23	$ 23.31	$ 46.82	$ 36.19	$ 30.41
Income from Investment Operations
Net investment income (loss) E	.13	.09	.12	.15	.09	.11
Net realized and unrealized gain (loss)	3.76	3.45	4.82	(21.82)	11.66	7.19
Total from investment operations	3.89	3.54	4.94	(21.67)	11.75	7.30
Distributions from net investment income	(.14)	(.05)	(.02)	(.17)	(.14)	(.12)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.29) J	(.09)	(.02)	(1.84)	(1.12)	(1.52)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.28	$ 31.68	$ 28.23	$ 23.31	$ 46.82	$ 36.19
Total Return B, C, D	12.37%	12.54%	21.22%	(48.10)%	33.38%	24.97%
Ratios to Average Net Assets F, H
Expenses before reductions	2.05% A	2.09%	2.14%	2.17%	2.11%	2.16%
Expenses net of fee waivers, if any	2.05% A	2.09%	2.14%	2.17%	2.11%	2.16%
Expenses net of all reductions	2.01% A	2.05%	2.09%	2.13%	2.08%	2.11%
Net investment income (loss)	.77% A	.30%	.51%	.42%	.22%	.33%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 44	$ 43	$ 36	$ 28	$ 6
Portfolio turnover rateG	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.34	$ 28.79	$ 23.88	$ 47.68	$ 36.67	$ 30.65
Income from Investment Operations
Net investment income (loss) D	.31	.40	.37	.57	.53	.48
Net realized and unrealized gain (loss)	3.82	3.54	4.88	(22.29)	11.84	7.25
Total from investment operations	4.13	3.94	5.25	(21.72)	12.37	7.73
Distributions from net investment income	(.48)	(.35)	(.34)	(.41)	(.38)	(.31)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.64)	(.39)	(.34)	(2.08)	(1.36)	(1.71)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 35.83	$ 32.34	$ 28.79	$ 23.88	$ 47.68	$ 36.67
Total Return B, C	12.97%	13.76%	22.47%	(47.55)%	34.85%	26.34%
Ratios to Average Net Assets E, G
Expenses before reductions	.97% A	1.05%	1.12%	1.09%	1.04%	1.09%
Expenses net of fee waivers, if any	.96% A	1.05%	1.12%	1.09%	1.04%	1.08%
Expenses net of all reductions	.93% A	1.00%	1.07%	1.05%	1.00%	1.03%
Net investment income (loss)	1.85% A	1.35%	1.53%	1.51%	1.30%	1.41%
Supplemental Data
Net assets, end of period (in millions)	$ 8,760	$ 8,133	$ 8,114	$ 6,999	$ 14,176	$ 8,054
Portfolio turnover rate F	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 32.32	$ 28.78	$ 23.90	$ 40.32
Income from Investment Operations
Net investment income (loss) D	.34	.46	.44	.10
Net realized and unrealized gain (loss)	3.81	3.53	4.86	(16.52)
Total from investment operations	4.15	3.99	5.30	(16.42)
Distributions from net investment income	(.55)	(.41)	(.42)	-
Distributions from net realized gain	(.16)	(.04)	-	-
Total distributions	(.70) J	(.45)	(.42)	-
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 35.77	$ 32.32	$ 28.78	$ 23.90
Total Return B, C	13.07%	13.96%	22.80%	(40.72)%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.84%	.88%	.93% A
Expenses net of fee waivers, if any	.79% A	.84%	.88%	.93% A
Expenses net of all reductions	.76% A	.79%	.83%	.89% A
Net investment income (loss)	2.02% A	1.55%	1.77%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,304	$ 1,078	$ 674	$ 145
Portfolio turnover rate F	77% A	82%	98%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.31	$ 28.77	$ 23.91	$ 47.73	$ 36.71	$ 30.68
Income from Investment Operations
Net investment income (loss) D	.31	.41	.39	.53	.55	.51
Net realized and unrealized gain (loss)	3.82	3.55	4.86	(22.24)	11.85	7.25
Total from investment operations	4.13	3.96	5.25	(21.71)	12.40	7.76
Distributions from net investment income	(.50)	(.38)	(.39)	(.44)	(.40)	(.33)
Distributions from net realized gain	(.16)	(.04)	-	(1.67)	(.98)	(1.40)
Total distributions	(.65) I	(.42)	(.39)	(2.11)	(1.38)	(1.73)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 35.79	$ 32.31	$ 28.77	$ 23.91	$ 47.73	$ 36.71
Total Return B, C	13.00%	13.84%	22.52%	(47.51)%	34.93%	26.45%
Ratios to Average Net Assets E, G
Expenses before reductions	.95% A	.99%	1.05%	1.05%	.97%	1.00%
Expenses net of fee waivers, if any	.94% A	.99%	1.05%	1.05%	.97%	1.00%
Expenses net of all reductions	.91% A	.95%	1.00%	1.01%	.94%	.95%
Net investment income (loss)	1.87% A	1.40%	1.60%	1.54%	1.36%	1.49%
Supplemental Data
Net assets, end of period (in millions)	$ 346	$ 319	$ 267	$ 159	$ 58	$ 28
Portfolio turnover rate F	77% A	82%	98%	79%	56%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,294,244
Gross unrealized depreciation	(402,391)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,891,853
Tax cost	$ 9,564,500

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,912,740 and $4,198,137, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± 20% of the Fund's average

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 497	$ 15
Class T	.25%	.25%	220	2
Class B	.75%	.25%	71	54
Class C	.75%	.25%	214	23
			$ 1,002	$ 94

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32
Class T	6
Class B*	10
Class C*	2
$ 50

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 600.30
Class T	137.31
Class B	23.32
Class C	65.30
International Discovery	9,129.22
Class K	306.05
Institutional Class	325.20
	$ 10,585

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,028.44%		$ 1

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,366, including $1 from securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $507.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,632 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 4,617	$ 3,889
Class T	859	633
Class B	51	37
Class C	184	71
International Discovery	121,061	98,508
Class K	18,291	9,602
Institutional Class	4,873	3,682
Total	$ 149,936	$ 116,422
From net realized gain
Class A	$ 1,880	$ 555
Class T	439	119
Class B	69	23
Class C	209	61
International Discovery	38,831	11,290
Class K	5,143	935
Institutional Class	1,519	391
Total	$ 48,090	$ 13,374

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	1,667	4,849	$ 55,153	$ 142,203
Reinvestment of distributions	173	120	5,606	3,654
Shares redeemed	(2,465)	(7,259)	(81,686)	(215,574)
Net increase (decrease)	(625)	(2,290)	$ (20,927)	$ (69,717)
Class T
Shares sold	249	1,165	$ 8,138	$ 34,154
Reinvestment of distributions	38	24	1,235	716
Shares redeemed	(763)	(1,228)	(25,024)	(35,631)
Net increase (decrease)	(476)	(39)	$ (15,651)	$ (761)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class B
Shares sold	16	105	$ 514	$ 3,047
Reinvestment of distributions	3	2	111	54
Shares redeemed	(72)	(227)	(2,360)	(6,544)
Net increase (decrease)	(53)	(120)	$ (1,735)	$ (3,443)
Class C
Shares sold	100	356	$ 3,329	$ 10,567
Reinvestment of distributions	11	4	344	116
Shares redeemed	(239)	(515)	(7,860)	(14,926)
Net increase (decrease)	(128)	(155)	$ (4,187)	$ (4,243)
International Discovery
Shares sold	17,464	55,460	$ 581,832	$ 1,640,231
Reinvestment of distributions	4,718	3,453	153,551	105,461
Shares redeemed	(29,209)	(89,239)	(972,562)	(2,636,183)
Net increase (decrease)	(7,027)	(30,326)	$ (237,179)	$ (890,491)
Class K
Shares sold	7,205	16,961	$ 239,497	$ 491,304
Reinvestment of distributions	722	346	23,434	10,537
Shares redeemed	(4,833)	(7,377)	(160,528)	(215,813)
Net increase (decrease)	3,094	9,930	$ 102,403	$ 286,028
Institutional Class
Shares sold	1,312	4,322	$ 43,751	$ 127,580
Reinvestment of distributions	69	36	2,254	1,083
Shares redeemed	(1,586)	(3,773)	(52,923)	(108,068)
Net increase (decrease)	(205)	585	$ (6,918)	$ 20,595

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AIDI-USAN-0611
1.806664.106

Fidelity®
International Growth Fund

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.45%
Actual		$ 1,000.00	$ 1,128.70	$ 7.65
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,127.00	$ 8.97
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,124.60	$ 11.59
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,124.00	$ 11.59
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
International Growth	1.20%
Actual		$ 1,000.00	$ 1,130.20	$ 6.34
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,130.20	$ 6.34
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom 20.2%
United States of America 13.6%
Switzerland 9.2%
Japan 7.5%
Germany 5.5%
Australia 5.2%
Belgium 3.5%
France 3.4%
Brazil 3.0%
Other 28.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom 19.7%
United States of America 12.9%
Switzerland 11.8%
Japan 8.1%
Australia 5.3%
Germany 4.1%
Belgium 3.5%
Brazil 3.1%
France 2.9%
Other 28.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	97.9	98.2
Short-Term Investments and Net Other Assets	2.1	1.8
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	4.6	4.6
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	4.4	4.4
Anheuser-Busch InBev SA NV (Belgium, Beverages)	2.8	2.9
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.4	1.9
Rio Tinto PLC (United Kingdom, Metals & Mining)	2.3	2.1
Novo Nordisk AS Series B sponsored ADR (Denmark, Pharmaceuticals)	2.1	2.0
Siemens AG sponsored ADR (Germany, Industrial Conglomerates)	2.1	1.9
Linde AG (Germany, Chemicals)	1.9	1.4
The Swatch Group AG (Bearer) (Switzerland, Textiles, Apparel & Luxury Goods)	1.6	1.0
Standard Chartered PLC (United Kingdom, Commercial Banks)	1.6	1.9
	25.8
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	18.2	16.9
Consumer Staples	17.0	17.8
Industrials	14.5	12.3
Financials	13.3	13.4
Consumer Discretionary	12.8	11.8
Information Technology	7.7	8.4
Health Care	7.1	11.3
Energy	5.5	4.8
Telecommunication Services	0.8	0.5

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 5.2%
Coca-Cola Amatil Ltd.	18,189	$ 238,134
CSL Ltd.	21,912	825,311
Leighton Holdings Ltd.	10,282	273,738
MAp Group unit	52,317	169,228
Newcrest Mining Ltd.	8,128	369,417
Newcrest Mining Ltd. sponsored ADR	7,607	347,716
OZ Minerals Ltd.	201,078	317,494
QBE Insurance Group Ltd.	7,872	161,498
Woolworths Ltd.	8,549	248,504
Worleyparsons Ltd.	17,053	567,503
TOTAL AUSTRALIA		3,518,543
Austria - 1.1%
Andritz AG	5,200	536,923
Zumtobel AG	4,800	174,189
TOTAL AUSTRIA		711,112
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	66,793	337,725
Bailiwick of Jersey - 0.7%
Informa PLC	19,058	132,654
Randgold Resources Ltd. sponsored ADR	4,235	366,624
TOTAL BAILIWICK OF JERSEY		499,278
Belgium - 3.5%
Anheuser-Busch InBev SA NV (d)	29,868	1,906,179
Umicore SA (d)	7,809	447,920
TOTAL BELGIUM		2,354,099
Bermuda - 1.1%
Lazard Ltd. Class A	5,700	233,700
Li & Fung Ltd.	80,000	408,946
Trinity Ltd.	119,000	128,710
TOTAL BERMUDA		771,356
Brazil - 3.0%
Banco ABC Brasil SA	9,000	77,226
BM&F Bovespa SA	34,300	257,473
BR Malls Participacoes SA	13,800	145,254
Braskem SA Class A sponsored ADR	18,500	551,855
Fibria Celulose SA sponsored ADR (a)	16,603	268,138
Iguatemi Empresa de Shopping Centers SA	6,200	159,601
Common Stocks - continued
	Shares	Value
Brazil - continued
Itau Unibanco Banco Multiplo SA sponsored ADR	11,630	$ 276,213
Multiplan Empreendimentos Imobiliarios SA	13,600	283,099
TOTAL BRAZIL		2,018,859
Canada - 2.5%
Agnico-Eagle Mines Ltd. (Canada)	4,000	278,702
Fairfax Financial Holdings Ltd. (sub. vtg.)	400	161,547
Goldcorp, Inc.	2,700	150,939
Niko Resources Ltd.	5,100	430,974
Open Text Corp. (a)	4,300	263,427
Pan American Silver Corp.	7,600	274,208
Petrobank Energy & Resources Ltd.	6,500	137,544
TOTAL CANADA		1,697,341
Cayman Islands - 1.2%
China Lilang Ltd.	99,000	140,731
Sands China Ltd. (a)	77,200	216,700
Wynn Macau Ltd.	134,800	479,922
TOTAL CAYMAN ISLANDS		837,353
Chile - 0.4%
Banco Santander Chile sponsored ADR (d)	2,800	256,452
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	2,880	427,738
Denmark - 2.6%
Novo Nordisk A/S Series B sponsored ADR	11,100	1,414,029
William Demant Holding A/S (a)	3,300	307,657
TOTAL DENMARK		1,721,686
Finland - 2.5%
Metso Corp.	8,100	496,706
Nokian Tyres PLC	14,000	725,788
Outotec OYJ (d)	7,100	450,002
TOTAL FINLAND		1,672,496
France - 3.4%
Alstom SA	10,718	712,731
Danone	7,552	553,205
Remy Cointreau SA	3,690	304,108
Safran SA	17,800	690,772
TOTAL FRANCE		2,260,816
Common Stocks - continued
	Shares	Value
Germany - 5.5%
alstria office REIT-AG	9,200	$ 145,809
Bayerische Motoren Werke AG (BMW)	2,735	257,932
Linde AG	6,989	1,258,816
MAN SE	4,350	606,243
Siemens AG sponsored ADR (d)	9,600	1,401,024
TOTAL GERMANY		3,669,824
Hong Kong - 0.8%
Hong Kong Exchanges and Clearing Ltd.	22,900	522,498
Ireland - 1.0%
CRH PLC sponsored ADR (d)	14,600	364,270
James Hardie Industries NV sponsored ADR (a)	9,600	305,184
TOTAL IRELAND		669,454
Israel - 0.2%
Azrieli Group	4,800	140,405
Italy - 2.4%
Azimut Holdings SpA	28,915	369,613
Fiat Industrial SpA (a)	26,000	386,267
Fiat SpA	21,700	231,583
Interpump Group SpA	18,151	164,000
Saipem SpA	7,964	452,151
TOTAL ITALY		1,603,614
Japan - 7.5%
Autobacs Seven Co. Ltd.	7,100	260,917
Denso Corp.	22,500	752,902
Fanuc Ltd.	5,800	970,797
Fast Retailing Co. Ltd.	1,500	236,485
Japan Steel Works Ltd.	43,000	347,247
Keyence Corp.	2,420	639,425
Kobayashi Pharmaceutical Co. Ltd.	5,100	239,677
Nippon Thompson Co. Ltd.	13,000	96,749
Osaka Securities Exchange Co. Ltd.	45	229,813
SHO-BOND Holdings Co. Ltd.	5,300	138,741
Uni-Charm Corp.	8,200	324,760
USS Co. Ltd.	6,160	473,317
Yamato Kogyo Co. Ltd.	11,100	366,293
TOTAL JAPAN		5,077,123
Korea (South) - 0.6%
NHN Corp. (a)	1,889	375,678
Common Stocks - continued
	Shares	Value
Mexico - 1.0%
Wal-Mart de Mexico SA de CV Series V	219,500	$ 687,636
Netherlands - 1.9%
ASM International NV unit (a)	6,000	259,500
ASML Holding NV	9,500	396,720
Koninklijke KPN NV	20,960	332,657
QIAGEN NV (a)(d)	14,600	312,002
TOTAL NETHERLANDS		1,300,879
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	3,800	158,346
Portugal - 0.6%
Jeronimo Martins SGPS SA	23,975	393,470
Singapore - 1.2%
City Developments Ltd.	21,000	203,129
Keppel Land Ltd.	49,000	166,929
Singapore Exchange Ltd.	45,000	286,753
Wing Tai Holdings Ltd.	96,000	123,916
TOTAL SINGAPORE		780,727
South Africa - 2.2%
African Rainbow Minerals Ltd.	15,339	498,787
Clicks Group Ltd.	42,704	285,398
JSE Ltd.	22,500	224,803
Mr Price Group Ltd.	28,300	289,516
MTN Group Ltd.	7,700	171,132
TOTAL SOUTH AFRICA		1,469,636
Spain - 1.2%
Inditex SA	5,805	520,545
Prosegur Compania de Seguridad SA (Reg.)	4,400	268,838
TOTAL SPAIN		789,383
Sweden - 1.5%
Fagerhult AB	3,100	96,947
H&M Hennes & Mauritz AB (B Shares) (d)	19,710	696,299
Swedish Match Co. (d)	7,000	248,333
TOTAL SWEDEN		1,041,579
Switzerland - 9.2%
Credit Suisse Group sponsored ADR (d)	7,720	351,183
Nestle SA	49,436	3,068,505
Novartis AG sponsored ADR	4,500	266,265
Common Stocks - continued
	Shares	Value
Switzerland - continued
Roche Holding AG (participation certificate)	4,886	$ 792,355
The Swatch Group AG:
(Bearer)	2,230	1,096,764
(Reg.)	228	20,227
Transocean Ltd. (a)	2,000	145,500
UBS AG (a)	8,103	162,134
UBS AG (NY Shares) (a)	15,800	316,000
TOTAL SWITZERLAND		6,218,933
Turkey - 0.9%
Coca-Cola Icecek AS	20,000	301,118
Turkiye Garanti Bankasi AS	63,500	328,981
TOTAL TURKEY		630,099
United Kingdom - 20.2%
Anglo American PLC:
ADR	17,400	453,618
(United Kingdom)	3,100	161,587
Babcock International Group PLC	32,700	349,854
BG Group PLC	63,225	1,619,545
BHP Billiton PLC ADR (d)	35,200	2,963,136
GlaxoSmithKline PLC sponsored ADR	7,800	340,548
HSBC Holdings PLC (United Kingdom)	59,224	646,029
Imperial Tobacco Group PLC	8,415	296,169
InterContinental Hotel Group PLC ADR (d)	23,655	521,593
Johnson Matthey PLC	13,624	455,833
Mothercare PLC	13,100	91,884
Reckitt Benckiser Group PLC	11,145	618,816
Rio Tinto PLC	4,535	330,908
Rio Tinto PLC sponsored ADR (d)	16,500	1,207,965
Rolls-Royce Group PLC	33,037	354,012
Rolls-Royce Group PLC (C shares)	3,171,552	5,298
Serco Group PLC	56,771	536,265
Shaftesbury PLC	43,633	373,898
Standard Chartered PLC (United Kingdom)	38,738	1,073,505
Tesco PLC	128,253	864,541
Unite Group PLC (a)	41,700	149,551
Victrex PLC	7,100	174,695
TOTAL UNITED KINGDOM		13,589,250
United States of America - 10.5%
Allergan, Inc.	3,300	262,548
Autoliv, Inc.	5,900	472,767
Common Stocks - continued
	Shares	Value
United States of America - continued
Berkshire Hathaway, Inc. Class B (a)	5,505	$ 458,567
Cymer, Inc. (a)	3,200	153,952
eBay, Inc. (a)	8,236	283,318
Google, Inc. Class A (a)	470	255,727
Greenhill & Co., Inc.	1,497	88,323
ION Geophysical Corp. (a)	26,600	336,224
JPMorgan Chase & Co.	5,418	247,223
Juniper Networks, Inc. (a)	22,400	858,592
Lam Research Corp. (a)	3,100	149,761
Martin Marietta Materials, Inc.	1,800	164,142
Mead Johnson Nutrition Co. Class A	9,400	628,672
Mohawk Industries, Inc. (a)	4,700	282,188
Nuance Communications, Inc. (a)	7,444	154,091
Philip Morris International, Inc.	7,200	499,968
ResMed, Inc. (a)	8,600	274,254
Union Pacific Corp.	5,500	569,085
Visa, Inc. Class A	11,900	929,628
TOTAL UNITED STATES OF AMERICA		7,069,030
TOTAL COMMON STOCKS (Cost $55,415,028)		65,272,418
Investment Companies - 1.0%

United States of America - 1.0%
iShares MSCI EAFE Growth Index ETF (Cost $659,945)	10,000	663,400
Money Market Funds - 15.3%

Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $10,307,540)	10,307,540	10,307,540
Cash Equivalents - 5.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.03%, dated 4/29/11 due 5/2/11 (Collateralized by U.S. Treasury Obligations) # (Cost $3,557,000)	3,557,008	$ 3,557,000
TOTAL INVESTMENT PORTFOLIO - 118.5% (Cost $69,939,513)		79,800,358
NET OTHER ASSETS (LIABILITIES) - (18.5)%		(12,474,319)
NET ASSETS - 100%		$ 67,326,039
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,557,000 due 5/02/11 at 0.03%
BNP Paribas Securities Corp.	$ 195,404
Barclays Capital, Inc.	1,633,215
Credit Agricole Securities (USA), Inc.	77,770
Credit Suisse Securities (USA) LLC	31,598
HSBC Securities (USA), Inc.	994,131
Merrill Lynch, Pierce, Fenner & Smith, Inc.	170,422
Mizuho Securities USA, Inc.	284,037
RBS Securities, Inc.	142,019
Wells Fargo Securities LLC	28,404
$ 3,557,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 16,846
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 13,589,250	$ 12,612,313	$ 976,937	$ -
United States of America	7,069,030	7,069,030	-	-
Switzerland	6,218,933	6,056,799	162,134	-
Japan	5,077,123	-	5,077,123	-
Germany	3,669,824	3,669,824	-	-
Australia	3,518,543	3,518,543	-	-
Belgium	2,354,099	447,920	1,906,179	-
France	2,260,816	2,260,816	-	-
Brazil	2,018,859	2,018,859	-	-
Other	19,495,941	19,495,941	-	-
Investment Companies	663,400	663,400	-	-
Money Market Funds	10,307,540	10,307,540	-	-
Cash Equivalents	3,557,000	-	3,557,000	-
Total Investments in Securities:	$ 79,800,358	$ 68,120,985	$ 11,679,373	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $6,290,360 of which $3,493,858 and $2,796,502 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,000,210 and repurchase agreements of $3,557,000) - See accompanying schedule: Unaffiliated issuers (cost $59,631,973)	$ 69,492,818
Fidelity Central Funds (cost $10,307,540)	10,307,540
Total Investments (cost $69,939,513)		$ 79,800,358
Cash		461
Foreign currency held at value (cost $15,771)		15,786
Receivable for investments sold		86,028
Receivable for fund shares sold		196,240
Dividends receivable		293,515
Distributions receivable from Fidelity Central Funds		10,037
Prepaid expenses		29
Receivable from investment adviser for expense reductions		9,519
Other receivables		2,015
Total assets		80,413,988

Liabilities
Payable for investments purchased	$ 2,636,186
Payable for fund shares redeemed	43,336
Accrued management fee	40,744
Distribution and service plan fees payable	4,558
Other affiliated payables	16,758
Other payables and accrued expenses	38,827
Collateral on securities loaned, at value	10,307,540
Total liabilities		13,087,949

Net Assets		$ 67,326,039
Net Assets consist of:
Paid in capital		$ 62,812,859
Undistributed net investment income		399,453
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,753,231)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,866,958
Net Assets		$ 67,326,039

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,882,568 ÷ 626,513 shares)	$ 9.39

Maximum offering price per share (100/94.25 of $9.39)	$ 9.96
Class T: Net Asset Value and redemption price per share ($2,447,472 ÷ 260,571 shares)	$ 9.39

Maximum offering price per share (100/96.50 of $9.39)	$ 9.73
Class B: Net Asset Value and offering price per share ($699,597 ÷ 74,531 shares)A	$ 9.39

Class C: Net Asset Value and offering price per share ($2,652,121 ÷ 283,419 shares)A	$ 9.36

International Growth: Net Asset Value, offering price and redemption price per share ($55,117,886 ÷ 5,855,124 shares)	$ 9.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($526,395 ÷ 55,940 shares)	$ 9.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 795,865
Interest		835
Income from Fidelity Central Funds		16,846
Income before foreign taxes withheld		813,546
Less foreign taxes withheld		(62,653)
Total income		750,893

Expenses
Management fee Basic fee	$ 175,014
Performance adjustment	24,916
Transfer agent fees	74,722
Distribution and service plan fees	20,912
Accounting and security lending fees	13,049
Custodian fees and expenses	39,094
Independent trustees' compensation	110
Registration fees	37,206
Audit	32,278
Legal	73
Miscellaneous	174
Total expenses before reductions	417,548
Expense reductions	(104,893)	312,655
Net investment income (loss)		438,238
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,091,790
Foreign currency transactions	(9,949)
Total net realized gain (loss)		1,081,841
Change in net unrealized appreciation (depreciation) on: Investment securities	5,042,472
Assets and liabilities in foreign currencies	2,191
Total change in net unrealized appreciation (depreciation)		5,044,663
Net gain (loss)		6,126,504
Net increase (decrease) in net assets resulting from operations		$ 6,564,742

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 438,238	$ 244,323
Net realized gain (loss)	1,081,841	1,690,004
Change in net unrealized appreciation (depreciation)	5,044,663	3,221,795
Net increase (decrease) in net assets resulting from operations	6,564,742	5,156,122
Distributions to shareholders from net investment income	(276,358)	(167,219)
Distributions to shareholders from net realized gain	(48,341)	(78,510)
Total distributions	(324,699)	(245,729)
Share transactions - net increase (decrease)	26,556,348	8,231,990
Redemption fees	2,915	2,560
Total increase (decrease) in net assets	32,799,306	13,144,943

Net Assets
Beginning of period	34,526,733	21,381,790
End of period (including undistributed net investment income of $399,453 and undistributed net investment income of $237,573, respectively)	$ 67,326,039	$ 34,526,733

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 7.01	$ 5.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.05	.05	.07
Net realized and unrealized gain (loss)	1.00	1.39	1.55	(4.61)
Total from investment operations	1.07	1.44	1.60	(4.54)
Distributions from net investment income	(.05)	(.05)	(.05)	-
Distributions from net realized gain	(.01)	(.03)	-	-
Total distributions	(.06)	(.07) K	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.39	$ 8.38	$ 7.01	$ 5.46
Total Return B, C, D	12.87%	20.68%	29.72%	(45.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A	2.13%	2.46%	2.88%
Expenses net of fee waivers, if any	1.45% A	1.50%	1.50%	1.50%
Expenses net of all reductions	1.43% A	1.48%	1.47%	1.48%
Net investment income (loss)	1.61% A	.74%	.85%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,883	$ 3,084	$ 1,452	$ 820
Portfolio turnover rate G	69% A	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 7.00	$ 5.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.04	.03	.05
Net realized and unrealized gain (loss)	1.00	1.39	1.55	(4.60)
Total from investment operations	1.06	1.43	1.58	(4.55)
Distributions from net investment income	(.04)	(.02)	(.03)	-
Distributions from net realized gain	(.01)	(.03)	-	-
Total distributions	(.05)	(.05)	(.03)	-
Redempti on fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.39	$ 8.38	$ 7.00	$ 5.45
Total Return B, C, D	12.70%	20.47%	29.22%	(45.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13% A	2.41%	2.67%	3.07%
Expenses net of fee waivers, if any	1.70% A	1.75%	1.75%	1.75%
Expenses net of all reductions	1.68% A	1.73%	1.73%	1.73%
Net investment income (loss)	1.36% A	.49%	.59%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,447	$ 1,034	$ 532	$ 507
Portfolio turnover rate G	69% A	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.36	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	- J	.01	- J
Net realized and unrealized gain (loss)	1.00	1.38	1.55	(4.58)
Total from investment operations	1.04	1.38	1.56	(4.58)
Distributions from net investment income	(.01)	-	-	-
Distributions from net realized gain	- J	-	-	-
Total distributions	(.01)	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.39	$ 8.36	$ 6.98	$ 5.42
Total Return B, C, D	12.46%	19.77%	28.78%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.64% A	2.87%	3.17%	3.55%
Expenses net of fee waivers, if any	2.20% A	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.23%	2.23%	2.23%
Net investment income (loss)	.86% A	(.01)%	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 700	$ 581	$ 328	$ 642
Portfolio turnover rate G	69% A	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.34	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	- J	.01	- J
Net realized and unrealized gain (loss)	.99	1.38	1.55	(4.58)
Total from investment operations	1.03	1.38	1.56	(4.58)
Distributions from net investment income	(.01)	-	-	-
Distributions from net realized gain	(.01)	(.02)	-	-
Total distributions	(.01) K	(.02)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.36	$ 8.34	$ 6.98	$ 5.42
Total Return B, C, D	12.40%	19.82%	28.78%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.60% A	2.89%	3.21%	3.52%
Expenses net of fee waivers, if any	2.20% A	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.24%	2.23%	2.23%
Net investment income (loss)	.86% A	(.01)%	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,652	$ 1,261	$ 780	$ 684
Portfolio turnover rate G	69% A	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.07	.06	.09
Net realized and unrealized gain (loss)	1.01	1.39	1.54	(4.60)
Total from investment operations	1.09	1.46	1.60	(4.51)
Distributions from net investment income	(.07)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.01)	(.03)	-	-
Total distributions	(.08)	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 9.41	$ 8.40	$ 7.02	$ 5.48
Total Return B, C	13.02%	20.97%	29.77%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.60% A	1.89%	2.19%	2.35%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.25%	1.25%
Expenses net of all reductions	1.18% A	1.23%	1.23%	1.23%
Net investment income (loss)	1.86% A	.99%	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,118	$ 28,454	$ 18,254	$ 11,884
Portfolio turnover rate F	69% A	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.07	.06	.09
Net realized and unrealized gain (loss)	1.01	1.39	1.54	(4.60)
Total from investment operations	1.09	1.46	1.60	(4.51)
Distributions from net investment income	(.07)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.01)	(.03)	-	-
Total distributions	(.08)	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 9.41	$ 8.40	$ 7.02	$ 5.48
Total Return B, C	13.02%	20.97%	29.77%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.59% A	1.92%	2.01%	2.56%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.25%	1.25%
Expenses net of all reductions	1.18% A	1.23%	1.23%	1.23%
Net investment income (loss)	1.86% A	.99%	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 526	$ 113	$ 36	$ 521
Portfolio turnover rate F	69% A	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Growth and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,312,514
Gross unrealized depreciation	(884,382)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,428,132
Tax cost	$ 70,372,226

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $42,756,533 and $16,871,280, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in November 2008. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,966	$ 122
Class T	.25%	.25%	3,490	3
Class B	.75%	.25%	3,022	2,332
Class C	.75%	.25%	9,434	4,284
			$ 20,912	$ 6,741

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,082
Class T	670
Class B*	171
Class C*	68
$ 4,991

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,985.30
Class T	2,224.32
Class B	917.30
Class C	2,848.30
International Growth	62,182.30
Institutional Class	566.28
	$ 74,722

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $434 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $78 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $16,846. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 8,185
Class T	1.70%	2,996
Class B	2.20%	1,339
Class C	2.20%	3,846
International Growth	1.20%	83,683
Institutional Class	1.20%	771
		$ 100,820

In addition, FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $286.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,753 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $31.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 19,878	$ 10,514
Class T	5,087	1,819
Class B	545	-
Class C	1,547	-
International Growth	247,117	154,599
Institutional Class	2,184	287
Total	$ 276,358	$ 167,219
From net realized gain
Class A	$ 4,255	$ 5,713
Class T	1,455	2,067
Class B	211	-
Class C	826	2,797
International Growth	41,245	67,807
Institutional Class	349	126
Total	$ 48,341	$ 78,510

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	290,822	247,866	$ 2,549,083	$ 1,869,390
Reinvestment of distributions	2,679	2,011	22,867	14,999
Shares redeemed	(34,970)	(88,980)	(300,864)	(650,197)
Net increase (decrease)	258,531	160,897	$ 2,271,086	$ 1,234,192
Class T
Shares sold	158,232	73,695	$ 1,399,044	$ 554,529
Reinvestment of distributions	762	513	6,516	3,840
Shares redeemed	(21,746)	(26,780)	(190,468)	(194,364)
Net increase (decrease)	137,248	47,428	$ 1,215,092	$ 364,005
Class B
Shares sold	18,147	37,806	$ 154,176	$ 276,981
Reinvestment of distributions	78	-	670	-
Shares redeemed	(13,221)	(15,339)	(114,423)	(113,063)
Net increase (decrease)	5,004	22,467	$ 40,423	$ 163,918
Class C
Shares sold	147,066	110,505	$ 1,270,883	$ 831,229
Reinvestment of distributions	274	369	2,357	2,760
Shares redeemed	(15,182)	(71,336)	(134,190)	(504,821)
Net increase (decrease)	132,158	39,538	$ 1,139,050	$ 329,168
International Growth
Shares sold	3,483,882	1,971,246	$ 30,301,147	$ 14,829,454
Reinvestment of distributions	33,184	28,518	283,553	212,744
Shares redeemed	(1,047,356)	(1,213,664)	(9,063,953)	(8,965,012)
Net increase (decrease)	2,469,710	786,100	$ 21,520,747	$ 6,077,186
Institutional Class
Shares sold	61,212	11,311	$ 536,774	$ 86,413
Reinvestment of distributions	292	55	2,491	412
Shares redeemed	(19,019)	(3,097)	(169,315)	(23,304)
Net increase (decrease)	42,485	8,269	$ 369,950	$ 63,521

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

IGF-USAN-0611
1.912352.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
International Growth
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011

Class A, Class T,
Class B, and Class C are
classes of Fidelity®
International Growth Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.45%
Actual		$ 1,000.00	$ 1,128.70	$ 7.65
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,127.00	$ 8.97
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,124.60	$ 11.59
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,124.00	$ 11.59
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
International Growth	1.20%
Actual		$ 1,000.00	$ 1,130.20	$ 6.34
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,130.20	$ 6.34
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom 20.2%
United States of America 13.6%
Switzerland 9.2%
Japan 7.5%
Germany 5.5%
Australia 5.2%
Belgium 3.5%
France 3.4%
Brazil 3.0%
Other 28.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom 19.7%
United States of America 12.9%
Switzerland 11.8%
Japan 8.1%
Australia 5.3%
Germany 4.1%
Belgium 3.5%
Brazil 3.1%
France 2.9%
Other 28.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	97.9	98.2
Short-Term Investments and Net Other Assets	2.1	1.8
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	4.6	4.6
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	4.4	4.4
Anheuser-Busch InBev SA NV (Belgium, Beverages)	2.8	2.9
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.4	1.9
Rio Tinto PLC (United Kingdom, Metals & Mining)	2.3	2.1
Novo Nordisk AS Series B sponsored ADR (Denmark, Pharmaceuticals)	2.1	2.0
Siemens AG sponsored ADR (Germany, Industrial Conglomerates)	2.1	1.9
Linde AG (Germany, Chemicals)	1.9	1.4
The Swatch Group AG (Bearer) (Switzerland, Textiles, Apparel & Luxury Goods)	1.6	1.0
Standard Chartered PLC (United Kingdom, Commercial Banks)	1.6	1.9
	25.8
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	18.2	16.9
Consumer Staples	17.0	17.8
Industrials	14.5	12.3
Financials	13.3	13.4
Consumer Discretionary	12.8	11.8
Information Technology	7.7	8.4
Health Care	7.1	11.3
Energy	5.5	4.8
Telecommunication Services	0.8	0.5

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 5.2%
Coca-Cola Amatil Ltd.	18,189	$ 238,134
CSL Ltd.	21,912	825,311
Leighton Holdings Ltd.	10,282	273,738
MAp Group unit	52,317	169,228
Newcrest Mining Ltd.	8,128	369,417
Newcrest Mining Ltd. sponsored ADR	7,607	347,716
OZ Minerals Ltd.	201,078	317,494
QBE Insurance Group Ltd.	7,872	161,498
Woolworths Ltd.	8,549	248,504
Worleyparsons Ltd.	17,053	567,503
TOTAL AUSTRALIA		3,518,543
Austria - 1.1%
Andritz AG	5,200	536,923
Zumtobel AG	4,800	174,189
TOTAL AUSTRIA		711,112
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	66,793	337,725
Bailiwick of Jersey - 0.7%
Informa PLC	19,058	132,654
Randgold Resources Ltd. sponsored ADR	4,235	366,624
TOTAL BAILIWICK OF JERSEY		499,278
Belgium - 3.5%
Anheuser-Busch InBev SA NV (d)	29,868	1,906,179
Umicore SA (d)	7,809	447,920
TOTAL BELGIUM		2,354,099
Bermuda - 1.1%
Lazard Ltd. Class A	5,700	233,700
Li & Fung Ltd.	80,000	408,946
Trinity Ltd.	119,000	128,710
TOTAL BERMUDA		771,356
Brazil - 3.0%
Banco ABC Brasil SA	9,000	77,226
BM&F Bovespa SA	34,300	257,473
BR Malls Participacoes SA	13,800	145,254
Braskem SA Class A sponsored ADR	18,500	551,855
Fibria Celulose SA sponsored ADR (a)	16,603	268,138
Iguatemi Empresa de Shopping Centers SA	6,200	159,601
Common Stocks - continued
	Shares	Value
Brazil - continued
Itau Unibanco Banco Multiplo SA sponsored ADR	11,630	$ 276,213
Multiplan Empreendimentos Imobiliarios SA	13,600	283,099
TOTAL BRAZIL		2,018,859
Canada - 2.5%
Agnico-Eagle Mines Ltd. (Canada)	4,000	278,702
Fairfax Financial Holdings Ltd. (sub. vtg.)	400	161,547
Goldcorp, Inc.	2,700	150,939
Niko Resources Ltd.	5,100	430,974
Open Text Corp. (a)	4,300	263,427
Pan American Silver Corp.	7,600	274,208
Petrobank Energy & Resources Ltd.	6,500	137,544
TOTAL CANADA		1,697,341
Cayman Islands - 1.2%
China Lilang Ltd.	99,000	140,731
Sands China Ltd. (a)	77,200	216,700
Wynn Macau Ltd.	134,800	479,922
TOTAL CAYMAN ISLANDS		837,353
Chile - 0.4%
Banco Santander Chile sponsored ADR (d)	2,800	256,452
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	2,880	427,738
Denmark - 2.6%
Novo Nordisk A/S Series B sponsored ADR	11,100	1,414,029
William Demant Holding A/S (a)	3,300	307,657
TOTAL DENMARK		1,721,686
Finland - 2.5%
Metso Corp.	8,100	496,706
Nokian Tyres PLC	14,000	725,788
Outotec OYJ (d)	7,100	450,002
TOTAL FINLAND		1,672,496
France - 3.4%
Alstom SA	10,718	712,731
Danone	7,552	553,205
Remy Cointreau SA	3,690	304,108
Safran SA	17,800	690,772
TOTAL FRANCE		2,260,816
Common Stocks - continued
	Shares	Value
Germany - 5.5%
alstria office REIT-AG	9,200	$ 145,809
Bayerische Motoren Werke AG (BMW)	2,735	257,932
Linde AG	6,989	1,258,816
MAN SE	4,350	606,243
Siemens AG sponsored ADR (d)	9,600	1,401,024
TOTAL GERMANY		3,669,824
Hong Kong - 0.8%
Hong Kong Exchanges and Clearing Ltd.	22,900	522,498
Ireland - 1.0%
CRH PLC sponsored ADR (d)	14,600	364,270
James Hardie Industries NV sponsored ADR (a)	9,600	305,184
TOTAL IRELAND		669,454
Israel - 0.2%
Azrieli Group	4,800	140,405
Italy - 2.4%
Azimut Holdings SpA	28,915	369,613
Fiat Industrial SpA (a)	26,000	386,267
Fiat SpA	21,700	231,583
Interpump Group SpA	18,151	164,000
Saipem SpA	7,964	452,151
TOTAL ITALY		1,603,614
Japan - 7.5%
Autobacs Seven Co. Ltd.	7,100	260,917
Denso Corp.	22,500	752,902
Fanuc Ltd.	5,800	970,797
Fast Retailing Co. Ltd.	1,500	236,485
Japan Steel Works Ltd.	43,000	347,247
Keyence Corp.	2,420	639,425
Kobayashi Pharmaceutical Co. Ltd.	5,100	239,677
Nippon Thompson Co. Ltd.	13,000	96,749
Osaka Securities Exchange Co. Ltd.	45	229,813
SHO-BOND Holdings Co. Ltd.	5,300	138,741
Uni-Charm Corp.	8,200	324,760
USS Co. Ltd.	6,160	473,317
Yamato Kogyo Co. Ltd.	11,100	366,293
TOTAL JAPAN		5,077,123
Korea (South) - 0.6%
NHN Corp. (a)	1,889	375,678
Common Stocks - continued
	Shares	Value
Mexico - 1.0%
Wal-Mart de Mexico SA de CV Series V	219,500	$ 687,636
Netherlands - 1.9%
ASM International NV unit (a)	6,000	259,500
ASML Holding NV	9,500	396,720
Koninklijke KPN NV	20,960	332,657
QIAGEN NV (a)(d)	14,600	312,002
TOTAL NETHERLANDS		1,300,879
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	3,800	158,346
Portugal - 0.6%
Jeronimo Martins SGPS SA	23,975	393,470
Singapore - 1.2%
City Developments Ltd.	21,000	203,129
Keppel Land Ltd.	49,000	166,929
Singapore Exchange Ltd.	45,000	286,753
Wing Tai Holdings Ltd.	96,000	123,916
TOTAL SINGAPORE		780,727
South Africa - 2.2%
African Rainbow Minerals Ltd.	15,339	498,787
Clicks Group Ltd.	42,704	285,398
JSE Ltd.	22,500	224,803
Mr Price Group Ltd.	28,300	289,516
MTN Group Ltd.	7,700	171,132
TOTAL SOUTH AFRICA		1,469,636
Spain - 1.2%
Inditex SA	5,805	520,545
Prosegur Compania de Seguridad SA (Reg.)	4,400	268,838
TOTAL SPAIN		789,383
Sweden - 1.5%
Fagerhult AB	3,100	96,947
H&M Hennes & Mauritz AB (B Shares) (d)	19,710	696,299
Swedish Match Co. (d)	7,000	248,333
TOTAL SWEDEN		1,041,579
Switzerland - 9.2%
Credit Suisse Group sponsored ADR (d)	7,720	351,183
Nestle SA	49,436	3,068,505
Novartis AG sponsored ADR	4,500	266,265
Common Stocks - continued
	Shares	Value
Switzerland - continued
Roche Holding AG (participation certificate)	4,886	$ 792,355
The Swatch Group AG:
(Bearer)	2,230	1,096,764
(Reg.)	228	20,227
Transocean Ltd. (a)	2,000	145,500
UBS AG (a)	8,103	162,134
UBS AG (NY Shares) (a)	15,800	316,000
TOTAL SWITZERLAND		6,218,933
Turkey - 0.9%
Coca-Cola Icecek AS	20,000	301,118
Turkiye Garanti Bankasi AS	63,500	328,981
TOTAL TURKEY		630,099
United Kingdom - 20.2%
Anglo American PLC:
ADR	17,400	453,618
(United Kingdom)	3,100	161,587
Babcock International Group PLC	32,700	349,854
BG Group PLC	63,225	1,619,545
BHP Billiton PLC ADR (d)	35,200	2,963,136
GlaxoSmithKline PLC sponsored ADR	7,800	340,548
HSBC Holdings PLC (United Kingdom)	59,224	646,029
Imperial Tobacco Group PLC	8,415	296,169
InterContinental Hotel Group PLC ADR (d)	23,655	521,593
Johnson Matthey PLC	13,624	455,833
Mothercare PLC	13,100	91,884
Reckitt Benckiser Group PLC	11,145	618,816
Rio Tinto PLC	4,535	330,908
Rio Tinto PLC sponsored ADR (d)	16,500	1,207,965
Rolls-Royce Group PLC	33,037	354,012
Rolls-Royce Group PLC (C shares)	3,171,552	5,298
Serco Group PLC	56,771	536,265
Shaftesbury PLC	43,633	373,898
Standard Chartered PLC (United Kingdom)	38,738	1,073,505
Tesco PLC	128,253	864,541
Unite Group PLC (a)	41,700	149,551
Victrex PLC	7,100	174,695
TOTAL UNITED KINGDOM		13,589,250
United States of America - 10.5%
Allergan, Inc.	3,300	262,548
Autoliv, Inc.	5,900	472,767
Common Stocks - continued
	Shares	Value
United States of America - continued
Berkshire Hathaway, Inc. Class B (a)	5,505	$ 458,567
Cymer, Inc. (a)	3,200	153,952
eBay, Inc. (a)	8,236	283,318
Google, Inc. Class A (a)	470	255,727
Greenhill & Co., Inc.	1,497	88,323
ION Geophysical Corp. (a)	26,600	336,224
JPMorgan Chase & Co.	5,418	247,223
Juniper Networks, Inc. (a)	22,400	858,592
Lam Research Corp. (a)	3,100	149,761
Martin Marietta Materials, Inc.	1,800	164,142
Mead Johnson Nutrition Co. Class A	9,400	628,672
Mohawk Industries, Inc. (a)	4,700	282,188
Nuance Communications, Inc. (a)	7,444	154,091
Philip Morris International, Inc.	7,200	499,968
ResMed, Inc. (a)	8,600	274,254
Union Pacific Corp.	5,500	569,085
Visa, Inc. Class A	11,900	929,628
TOTAL UNITED STATES OF AMERICA		7,069,030
TOTAL COMMON STOCKS (Cost $55,415,028)		65,272,418
Investment Companies - 1.0%

United States of America - 1.0%
iShares MSCI EAFE Growth Index ETF (Cost $659,945)	10,000	663,400
Money Market Funds - 15.3%

Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $10,307,540)	10,307,540	10,307,540
Cash Equivalents - 5.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.03%, dated 4/29/11 due 5/2/11 (Collateralized by U.S. Treasury Obligations) # (Cost $3,557,000)	3,557,008	$ 3,557,000
TOTAL INVESTMENT PORTFOLIO - 118.5% (Cost $69,939,513)		79,800,358
NET OTHER ASSETS (LIABILITIES) - (18.5)%		(12,474,319)
NET ASSETS - 100%		$ 67,326,039
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,557,000 due 5/02/11 at 0.03%
BNP Paribas Securities Corp.	$ 195,404
Barclays Capital, Inc.	1,633,215
Credit Agricole Securities (USA), Inc.	77,770
Credit Suisse Securities (USA) LLC	31,598
HSBC Securities (USA), Inc.	994,131
Merrill Lynch, Pierce, Fenner & Smith, Inc.	170,422
Mizuho Securities USA, Inc.	284,037
RBS Securities, Inc.	142,019
Wells Fargo Securities LLC	28,404
$ 3,557,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 16,846
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 13,589,250	$ 12,612,313	$ 976,937	$ -
United States of America	7,069,030	7,069,030	-	-
Switzerland	6,218,933	6,056,799	162,134	-
Japan	5,077,123	-	5,077,123	-
Germany	3,669,824	3,669,824	-	-
Australia	3,518,543	3,518,543	-	-
Belgium	2,354,099	447,920	1,906,179	-
France	2,260,816	2,260,816	-	-
Brazil	2,018,859	2,018,859	-	-
Other	19,495,941	19,495,941	-	-
Investment Companies	663,400	663,400	-	-
Money Market Funds	10,307,540	10,307,540	-	-
Cash Equivalents	3,557,000	-	3,557,000	-
Total Investments in Securities:	$ 79,800,358	$ 68,120,985	$ 11,679,373	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $6,290,360 of which $3,493,858 and $2,796,502 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,000,210 and repurchase agreements of $3,557,000) - See accompanying schedule: Unaffiliated issuers (cost $59,631,973)	$ 69,492,818
Fidelity Central Funds (cost $10,307,540)	10,307,540
Total Investments (cost $69,939,513)		$ 79,800,358
Cash		461
Foreign currency held at value (cost $15,771)		15,786
Receivable for investments sold		86,028
Receivable for fund shares sold		196,240
Dividends receivable		293,515
Distributions receivable from Fidelity Central Funds		10,037
Prepaid expenses		29
Receivable from investment adviser for expense reductions		9,519
Other receivables		2,015
Total assets		80,413,988

Liabilities
Payable for investments purchased	$ 2,636,186
Payable for fund shares redeemed	43,336
Accrued management fee	40,744
Distribution and service plan fees payable	4,558
Other affiliated payables	16,758
Other payables and accrued expenses	38,827
Collateral on securities loaned, at value	10,307,540
Total liabilities		13,087,949

Net Assets		$ 67,326,039
Net Assets consist of:
Paid in capital		$ 62,812,859
Undistributed net investment income		399,453
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,753,231)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,866,958
Net Assets		$ 67,326,039

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,882,568 ÷ 626,513 shares)	$ 9.39

Maximum offering price per share (100/94.25 of $9.39)	$ 9.96
Class T: Net Asset Value and redemption price per share ($2,447,472 ÷ 260,571 shares)	$ 9.39

Maximum offering price per share (100/96.50 of $9.39)	$ 9.73
Class B: Net Asset Value and offering price per share ($699,597 ÷ 74,531 shares)A	$ 9.39

Class C: Net Asset Value and offering price per share ($2,652,121 ÷ 283,419 shares)A	$ 9.36

International Growth: Net Asset Value, offering price and redemption price per share ($55,117,886 ÷ 5,855,124 shares)	$ 9.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($526,395 ÷ 55,940 shares)	$ 9.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 795,865
Interest		835
Income from Fidelity Central Funds		16,846
Income before foreign taxes withheld		813,546
Less foreign taxes withheld		(62,653)
Total income		750,893

Expenses
Management fee Basic fee	$ 175,014
Performance adjustment	24,916
Transfer agent fees	74,722
Distribution and service plan fees	20,912
Accounting and security lending fees	13,049
Custodian fees and expenses	39,094
Independent trustees' compensation	110
Registration fees	37,206
Audit	32,278
Legal	73
Miscellaneous	174
Total expenses before reductions	417,548
Expense reductions	(104,893)	312,655
Net investment income (loss)		438,238
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,091,790
Foreign currency transactions	(9,949)
Total net realized gain (loss)		1,081,841
Change in net unrealized appreciation (depreciation) on: Investment securities	5,042,472
Assets and liabilities in foreign currencies	2,191
Total change in net unrealized appreciation (depreciation)		5,044,663
Net gain (loss)		6,126,504
Net increase (decrease) in net assets resulting from operations		$ 6,564,742

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 438,238	$ 244,323
Net realized gain (loss)	1,081,841	1,690,004
Change in net unrealized appreciation (depreciation)	5,044,663	3,221,795
Net increase (decrease) in net assets resulting from operations	6,564,742	5,156,122
Distributions to shareholders from net investment income	(276,358)	(167,219)
Distributions to shareholders from net realized gain	(48,341)	(78,510)
Total distributions	(324,699)	(245,729)
Share transactions - net increase (decrease)	26,556,348	8,231,990
Redemption fees	2,915	2,560
Total increase (decrease) in net assets	32,799,306	13,144,943

Net Assets
Beginning of period	34,526,733	21,381,790
End of period (including undistributed net investment income of $399,453 and undistributed net investment income of $237,573, respectively)	$ 67,326,039	$ 34,526,733

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 7.01	$ 5.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.05	.05	.07
Net realized and unrealized gain (loss)	1.00	1.39	1.55	(4.61)
Total from investment operations	1.07	1.44	1.60	(4.54)
Distributions from net investment income	(.05)	(.05)	(.05)	-
Distributions from net realized gain	(.01)	(.03)	-	-
Total distributions	(.06)	(.07) K	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.39	$ 8.38	$ 7.01	$ 5.46
Total Return B, C, D	12.87%	20.68%	29.72%	(45.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A	2.13%	2.46%	2.88%
Expenses net of fee waivers, if any	1.45% A	1.50%	1.50%	1.50%
Expenses net of all reductions	1.43% A	1.48%	1.47%	1.48%
Net investment income (loss)	1.61% A	.74%	.85%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,883	$ 3,084	$ 1,452	$ 820
Portfolio turnover rate G	69% A	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 7.00	$ 5.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.04	.03	.05
Net realized and unrealized gain (loss)	1.00	1.39	1.55	(4.60)
Total from investment operations	1.06	1.43	1.58	(4.55)
Distributions from net investment income	(.04)	(.02)	(.03)	-
Distributions from net realized gain	(.01)	(.03)	-	-
Total distributions	(.05)	(.05)	(.03)	-
Redempti on fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.39	$ 8.38	$ 7.00	$ 5.45
Total Return B, C, D	12.70%	20.47%	29.22%	(45.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13% A	2.41%	2.67%	3.07%
Expenses net of fee waivers, if any	1.70% A	1.75%	1.75%	1.75%
Expenses net of all reductions	1.68% A	1.73%	1.73%	1.73%
Net investment income (loss)	1.36% A	.49%	.59%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,447	$ 1,034	$ 532	$ 507
Portfolio turnover rate G	69% A	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.36	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	- J	.01	- J
Net realized and unrealized gain (loss)	1.00	1.38	1.55	(4.58)
Total from investment operations	1.04	1.38	1.56	(4.58)
Distributions from net investment income	(.01)	-	-	-
Distributions from net realized gain	- J	-	-	-
Total distributions	(.01)	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.39	$ 8.36	$ 6.98	$ 5.42
Total Return B, C, D	12.46%	19.77%	28.78%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.64% A	2.87%	3.17%	3.55%
Expenses net of fee waivers, if any	2.20% A	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.23%	2.23%	2.23%
Net investment income (loss)	.86% A	(.01)%	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 700	$ 581	$ 328	$ 642
Portfolio turnover rate G	69% A	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.34	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	- J	.01	- J
Net realized and unrealized gain (loss)	.99	1.38	1.55	(4.58)
Total from investment operations	1.03	1.38	1.56	(4.58)
Distributions from net investment income	(.01)	-	-	-
Distributions from net realized gain	(.01)	(.02)	-	-
Total distributions	(.01) K	(.02)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.36	$ 8.34	$ 6.98	$ 5.42
Total Return B, C, D	12.40%	19.82%	28.78%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.60% A	2.89%	3.21%	3.52%
Expenses net of fee waivers, if any	2.20% A	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.24%	2.23%	2.23%
Net investment income (loss)	.86% A	(.01)%	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,652	$ 1,261	$ 780	$ 684
Portfolio turnover rate G	69% A	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.07	.06	.09
Net realized and unrealized gain (loss)	1.01	1.39	1.54	(4.60)
Total from investment operations	1.09	1.46	1.60	(4.51)
Distributions from net investment income	(.07)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.01)	(.03)	-	-
Total distributions	(.08)	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 9.41	$ 8.40	$ 7.02	$ 5.48
Total Return B, C	13.02%	20.97%	29.77%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.60% A	1.89%	2.19%	2.35%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.25%	1.25%
Expenses net of all reductions	1.18% A	1.23%	1.23%	1.23%
Net investment income (loss)	1.86% A	.99%	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,118	$ 28,454	$ 18,254	$ 11,884
Portfolio turnover rate F	69% A	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.07	.06	.09
Net realized and unrealized gain (loss)	1.01	1.39	1.54	(4.60)
Total from investment operations	1.09	1.46	1.60	(4.51)
Distributions from net investment income	(.07)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.01)	(.03)	-	-
Total distributions	(.08)	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 9.41	$ 8.40	$ 7.02	$ 5.48
Total Return B, C	13.02%	20.97%	29.77%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.59% A	1.92%	2.01%	2.56%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.25%	1.25%
Expenses net of all reductions	1.18% A	1.23%	1.23%	1.23%
Net investment income (loss)	1.86% A	.99%	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 526	$ 113	$ 36	$ 521
Portfolio turnover rate F	69% A	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Growth and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,312,514
Gross unrealized depreciation	(884,382)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,428,132
Tax cost	$ 70,372,226

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $42,756,533 and $16,871,280, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in November 2008. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,966	$ 122
Class T	.25%	.25%	3,490	3
Class B	.75%	.25%	3,022	2,332
Class C	.75%	.25%	9,434	4,284
			$ 20,912	$ 6,741

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,082
Class T	670
Class B*	171
Class C*	68
$ 4,991

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,985.30
Class T	2,224.32
Class B	917.30
Class C	2,848.30
International Growth	62,182.30
Institutional Class	566.28
	$ 74,722

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $434 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $78 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $16,846. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 8,185
Class T	1.70%	2,996
Class B	2.20%	1,339
Class C	2.20%	3,846
International Growth	1.20%	83,683
Institutional Class	1.20%	771
		$ 100,820

In addition, FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $286.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,753 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $31.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 19,878	$ 10,514
Class T	5,087	1,819
Class B	545	-
Class C	1,547	-
International Growth	247,117	154,599
Institutional Class	2,184	287
Total	$ 276,358	$ 167,219
From net realized gain
Class A	$ 4,255	$ 5,713
Class T	1,455	2,067
Class B	211	-
Class C	826	2,797
International Growth	41,245	67,807
Institutional Class	349	126
Total	$ 48,341	$ 78,510

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	290,822	247,866	$ 2,549,083	$ 1,869,390
Reinvestment of distributions	2,679	2,011	22,867	14,999
Shares redeemed	(34,970)	(88,980)	(300,864)	(650,197)
Net increase (decrease)	258,531	160,897	$ 2,271,086	$ 1,234,192
Class T
Shares sold	158,232	73,695	$ 1,399,044	$ 554,529
Reinvestment of distributions	762	513	6,516	3,840
Shares redeemed	(21,746)	(26,780)	(190,468)	(194,364)
Net increase (decrease)	137,248	47,428	$ 1,215,092	$ 364,005
Class B
Shares sold	18,147	37,806	$ 154,176	$ 276,981
Reinvestment of distributions	78	-	670	-
Shares redeemed	(13,221)	(15,339)	(114,423)	(113,063)
Net increase (decrease)	5,004	22,467	$ 40,423	$ 163,918
Class C
Shares sold	147,066	110,505	$ 1,270,883	$ 831,229
Reinvestment of distributions	274	369	2,357	2,760
Shares redeemed	(15,182)	(71,336)	(134,190)	(504,821)
Net increase (decrease)	132,158	39,538	$ 1,139,050	$ 329,168
International Growth
Shares sold	3,483,882	1,971,246	$ 30,301,147	$ 14,829,454
Reinvestment of distributions	33,184	28,518	283,553	212,744
Shares redeemed	(1,047,356)	(1,213,664)	(9,063,953)	(8,965,012)
Net increase (decrease)	2,469,710	786,100	$ 21,520,747	$ 6,077,186
Institutional Class
Shares sold	61,212	11,311	$ 536,774	$ 86,413
Reinvestment of distributions	292	55	2,491	412
Shares redeemed	(19,019)	(3,097)	(169,315)	(23,304)
Net increase (decrease)	42,485	8,269	$ 369,950	$ 63,521

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AIGF-USAN-0611
1.853351.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
International Growth
Fund - Institutional Class

Semiannual Report

April 30, 2011

Institutional Class is
a class of Fidelity®
International Growth Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.45%
Actual		$ 1,000.00	$ 1,128.70	$ 7.65
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,127.00	$ 8.97
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,124.60	$ 11.59
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,124.00	$ 11.59
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
International Growth	1.20%
Actual		$ 1,000.00	$ 1,130.20	$ 6.34
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,130.20	$ 6.34
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom 20.2%
United States of America 13.6%
Switzerland 9.2%
Japan 7.5%
Germany 5.5%
Australia 5.2%
Belgium 3.5%
France 3.4%
Brazil 3.0%
Other 28.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom 19.7%
United States of America 12.9%
Switzerland 11.8%
Japan 8.1%
Australia 5.3%
Germany 4.1%
Belgium 3.5%
Brazil 3.1%
France 2.9%
Other 28.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	97.9	98.2
Short-Term Investments and Net Other Assets	2.1	1.8
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	4.6	4.6
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	4.4	4.4
Anheuser-Busch InBev SA NV (Belgium, Beverages)	2.8	2.9
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.4	1.9
Rio Tinto PLC (United Kingdom, Metals & Mining)	2.3	2.1
Novo Nordisk AS Series B sponsored ADR (Denmark, Pharmaceuticals)	2.1	2.0
Siemens AG sponsored ADR (Germany, Industrial Conglomerates)	2.1	1.9
Linde AG (Germany, Chemicals)	1.9	1.4
The Swatch Group AG (Bearer) (Switzerland, Textiles, Apparel & Luxury Goods)	1.6	1.0
Standard Chartered PLC (United Kingdom, Commercial Banks)	1.6	1.9
	25.8
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	18.2	16.9
Consumer Staples	17.0	17.8
Industrials	14.5	12.3
Financials	13.3	13.4
Consumer Discretionary	12.8	11.8
Information Technology	7.7	8.4
Health Care	7.1	11.3
Energy	5.5	4.8
Telecommunication Services	0.8	0.5

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 5.2%
Coca-Cola Amatil Ltd.	18,189	$ 238,134
CSL Ltd.	21,912	825,311
Leighton Holdings Ltd.	10,282	273,738
MAp Group unit	52,317	169,228
Newcrest Mining Ltd.	8,128	369,417
Newcrest Mining Ltd. sponsored ADR	7,607	347,716
OZ Minerals Ltd.	201,078	317,494
QBE Insurance Group Ltd.	7,872	161,498
Woolworths Ltd.	8,549	248,504
Worleyparsons Ltd.	17,053	567,503
TOTAL AUSTRALIA		3,518,543
Austria - 1.1%
Andritz AG	5,200	536,923
Zumtobel AG	4,800	174,189
TOTAL AUSTRIA		711,112
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	66,793	337,725
Bailiwick of Jersey - 0.7%
Informa PLC	19,058	132,654
Randgold Resources Ltd. sponsored ADR	4,235	366,624
TOTAL BAILIWICK OF JERSEY		499,278
Belgium - 3.5%
Anheuser-Busch InBev SA NV (d)	29,868	1,906,179
Umicore SA (d)	7,809	447,920
TOTAL BELGIUM		2,354,099
Bermuda - 1.1%
Lazard Ltd. Class A	5,700	233,700
Li & Fung Ltd.	80,000	408,946
Trinity Ltd.	119,000	128,710
TOTAL BERMUDA		771,356
Brazil - 3.0%
Banco ABC Brasil SA	9,000	77,226
BM&F Bovespa SA	34,300	257,473
BR Malls Participacoes SA	13,800	145,254
Braskem SA Class A sponsored ADR	18,500	551,855
Fibria Celulose SA sponsored ADR (a)	16,603	268,138
Iguatemi Empresa de Shopping Centers SA	6,200	159,601
Common Stocks - continued
	Shares	Value
Brazil - continued
Itau Unibanco Banco Multiplo SA sponsored ADR	11,630	$ 276,213
Multiplan Empreendimentos Imobiliarios SA	13,600	283,099
TOTAL BRAZIL		2,018,859
Canada - 2.5%
Agnico-Eagle Mines Ltd. (Canada)	4,000	278,702
Fairfax Financial Holdings Ltd. (sub. vtg.)	400	161,547
Goldcorp, Inc.	2,700	150,939
Niko Resources Ltd.	5,100	430,974
Open Text Corp. (a)	4,300	263,427
Pan American Silver Corp.	7,600	274,208
Petrobank Energy & Resources Ltd.	6,500	137,544
TOTAL CANADA		1,697,341
Cayman Islands - 1.2%
China Lilang Ltd.	99,000	140,731
Sands China Ltd. (a)	77,200	216,700
Wynn Macau Ltd.	134,800	479,922
TOTAL CAYMAN ISLANDS		837,353
Chile - 0.4%
Banco Santander Chile sponsored ADR (d)	2,800	256,452
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	2,880	427,738
Denmark - 2.6%
Novo Nordisk A/S Series B sponsored ADR	11,100	1,414,029
William Demant Holding A/S (a)	3,300	307,657
TOTAL DENMARK		1,721,686
Finland - 2.5%
Metso Corp.	8,100	496,706
Nokian Tyres PLC	14,000	725,788
Outotec OYJ (d)	7,100	450,002
TOTAL FINLAND		1,672,496
France - 3.4%
Alstom SA	10,718	712,731
Danone	7,552	553,205
Remy Cointreau SA	3,690	304,108
Safran SA	17,800	690,772
TOTAL FRANCE		2,260,816
Common Stocks - continued
	Shares	Value
Germany - 5.5%
alstria office REIT-AG	9,200	$ 145,809
Bayerische Motoren Werke AG (BMW)	2,735	257,932
Linde AG	6,989	1,258,816
MAN SE	4,350	606,243
Siemens AG sponsored ADR (d)	9,600	1,401,024
TOTAL GERMANY		3,669,824
Hong Kong - 0.8%
Hong Kong Exchanges and Clearing Ltd.	22,900	522,498
Ireland - 1.0%
CRH PLC sponsored ADR (d)	14,600	364,270
James Hardie Industries NV sponsored ADR (a)	9,600	305,184
TOTAL IRELAND		669,454
Israel - 0.2%
Azrieli Group	4,800	140,405
Italy - 2.4%
Azimut Holdings SpA	28,915	369,613
Fiat Industrial SpA (a)	26,000	386,267
Fiat SpA	21,700	231,583
Interpump Group SpA	18,151	164,000
Saipem SpA	7,964	452,151
TOTAL ITALY		1,603,614
Japan - 7.5%
Autobacs Seven Co. Ltd.	7,100	260,917
Denso Corp.	22,500	752,902
Fanuc Ltd.	5,800	970,797
Fast Retailing Co. Ltd.	1,500	236,485
Japan Steel Works Ltd.	43,000	347,247
Keyence Corp.	2,420	639,425
Kobayashi Pharmaceutical Co. Ltd.	5,100	239,677
Nippon Thompson Co. Ltd.	13,000	96,749
Osaka Securities Exchange Co. Ltd.	45	229,813
SHO-BOND Holdings Co. Ltd.	5,300	138,741
Uni-Charm Corp.	8,200	324,760
USS Co. Ltd.	6,160	473,317
Yamato Kogyo Co. Ltd.	11,100	366,293
TOTAL JAPAN		5,077,123
Korea (South) - 0.6%
NHN Corp. (a)	1,889	375,678
Common Stocks - continued
	Shares	Value
Mexico - 1.0%
Wal-Mart de Mexico SA de CV Series V	219,500	$ 687,636
Netherlands - 1.9%
ASM International NV unit (a)	6,000	259,500
ASML Holding NV	9,500	396,720
Koninklijke KPN NV	20,960	332,657
QIAGEN NV (a)(d)	14,600	312,002
TOTAL NETHERLANDS		1,300,879
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	3,800	158,346
Portugal - 0.6%
Jeronimo Martins SGPS SA	23,975	393,470
Singapore - 1.2%
City Developments Ltd.	21,000	203,129
Keppel Land Ltd.	49,000	166,929
Singapore Exchange Ltd.	45,000	286,753
Wing Tai Holdings Ltd.	96,000	123,916
TOTAL SINGAPORE		780,727
South Africa - 2.2%
African Rainbow Minerals Ltd.	15,339	498,787
Clicks Group Ltd.	42,704	285,398
JSE Ltd.	22,500	224,803
Mr Price Group Ltd.	28,300	289,516
MTN Group Ltd.	7,700	171,132
TOTAL SOUTH AFRICA		1,469,636
Spain - 1.2%
Inditex SA	5,805	520,545
Prosegur Compania de Seguridad SA (Reg.)	4,400	268,838
TOTAL SPAIN		789,383
Sweden - 1.5%
Fagerhult AB	3,100	96,947
H&M Hennes & Mauritz AB (B Shares) (d)	19,710	696,299
Swedish Match Co. (d)	7,000	248,333
TOTAL SWEDEN		1,041,579
Switzerland - 9.2%
Credit Suisse Group sponsored ADR (d)	7,720	351,183
Nestle SA	49,436	3,068,505
Novartis AG sponsored ADR	4,500	266,265
Common Stocks - continued
	Shares	Value
Switzerland - continued
Roche Holding AG (participation certificate)	4,886	$ 792,355
The Swatch Group AG:
(Bearer)	2,230	1,096,764
(Reg.)	228	20,227
Transocean Ltd. (a)	2,000	145,500
UBS AG (a)	8,103	162,134
UBS AG (NY Shares) (a)	15,800	316,000
TOTAL SWITZERLAND		6,218,933
Turkey - 0.9%
Coca-Cola Icecek AS	20,000	301,118
Turkiye Garanti Bankasi AS	63,500	328,981
TOTAL TURKEY		630,099
United Kingdom - 20.2%
Anglo American PLC:
ADR	17,400	453,618
(United Kingdom)	3,100	161,587
Babcock International Group PLC	32,700	349,854
BG Group PLC	63,225	1,619,545
BHP Billiton PLC ADR (d)	35,200	2,963,136
GlaxoSmithKline PLC sponsored ADR	7,800	340,548
HSBC Holdings PLC (United Kingdom)	59,224	646,029
Imperial Tobacco Group PLC	8,415	296,169
InterContinental Hotel Group PLC ADR (d)	23,655	521,593
Johnson Matthey PLC	13,624	455,833
Mothercare PLC	13,100	91,884
Reckitt Benckiser Group PLC	11,145	618,816
Rio Tinto PLC	4,535	330,908
Rio Tinto PLC sponsored ADR (d)	16,500	1,207,965
Rolls-Royce Group PLC	33,037	354,012
Rolls-Royce Group PLC (C shares)	3,171,552	5,298
Serco Group PLC	56,771	536,265
Shaftesbury PLC	43,633	373,898
Standard Chartered PLC (United Kingdom)	38,738	1,073,505
Tesco PLC	128,253	864,541
Unite Group PLC (a)	41,700	149,551
Victrex PLC	7,100	174,695
TOTAL UNITED KINGDOM		13,589,250
United States of America - 10.5%
Allergan, Inc.	3,300	262,548
Autoliv, Inc.	5,900	472,767
Common Stocks - continued
	Shares	Value
United States of America - continued
Berkshire Hathaway, Inc. Class B (a)	5,505	$ 458,567
Cymer, Inc. (a)	3,200	153,952
eBay, Inc. (a)	8,236	283,318
Google, Inc. Class A (a)	470	255,727
Greenhill & Co., Inc.	1,497	88,323
ION Geophysical Corp. (a)	26,600	336,224
JPMorgan Chase & Co.	5,418	247,223
Juniper Networks, Inc. (a)	22,400	858,592
Lam Research Corp. (a)	3,100	149,761
Martin Marietta Materials, Inc.	1,800	164,142
Mead Johnson Nutrition Co. Class A	9,400	628,672
Mohawk Industries, Inc. (a)	4,700	282,188
Nuance Communications, Inc. (a)	7,444	154,091
Philip Morris International, Inc.	7,200	499,968
ResMed, Inc. (a)	8,600	274,254
Union Pacific Corp.	5,500	569,085
Visa, Inc. Class A	11,900	929,628
TOTAL UNITED STATES OF AMERICA		7,069,030
TOTAL COMMON STOCKS (Cost $55,415,028)		65,272,418
Investment Companies - 1.0%

United States of America - 1.0%
iShares MSCI EAFE Growth Index ETF (Cost $659,945)	10,000	663,400
Money Market Funds - 15.3%

Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $10,307,540)	10,307,540	10,307,540
Cash Equivalents - 5.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.03%, dated 4/29/11 due 5/2/11 (Collateralized by U.S. Treasury Obligations) # (Cost $3,557,000)	3,557,008	$ 3,557,000
TOTAL INVESTMENT PORTFOLIO - 118.5% (Cost $69,939,513)		79,800,358
NET OTHER ASSETS (LIABILITIES) - (18.5)%		(12,474,319)
NET ASSETS - 100%		$ 67,326,039
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,557,000 due 5/02/11 at 0.03%
BNP Paribas Securities Corp.	$ 195,404
Barclays Capital, Inc.	1,633,215
Credit Agricole Securities (USA), Inc.	77,770
Credit Suisse Securities (USA) LLC	31,598
HSBC Securities (USA), Inc.	994,131
Merrill Lynch, Pierce, Fenner & Smith, Inc.	170,422
Mizuho Securities USA, Inc.	284,037
RBS Securities, Inc.	142,019
Wells Fargo Securities LLC	28,404
$ 3,557,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 16,846
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 13,589,250	$ 12,612,313	$ 976,937	$ -
United States of America	7,069,030	7,069,030	-	-
Switzerland	6,218,933	6,056,799	162,134	-
Japan	5,077,123	-	5,077,123	-
Germany	3,669,824	3,669,824	-	-
Australia	3,518,543	3,518,543	-	-
Belgium	2,354,099	447,920	1,906,179	-
France	2,260,816	2,260,816	-	-
Brazil	2,018,859	2,018,859	-	-
Other	19,495,941	19,495,941	-	-
Investment Companies	663,400	663,400	-	-
Money Market Funds	10,307,540	10,307,540	-	-
Cash Equivalents	3,557,000	-	3,557,000	-
Total Investments in Securities:	$ 79,800,358	$ 68,120,985	$ 11,679,373	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $6,290,360 of which $3,493,858 and $2,796,502 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,000,210 and repurchase agreements of $3,557,000) - See accompanying schedule: Unaffiliated issuers (cost $59,631,973)	$ 69,492,818
Fidelity Central Funds (cost $10,307,540)	10,307,540
Total Investments (cost $69,939,513)		$ 79,800,358
Cash		461
Foreign currency held at value (cost $15,771)		15,786
Receivable for investments sold		86,028
Receivable for fund shares sold		196,240
Dividends receivable		293,515
Distributions receivable from Fidelity Central Funds		10,037
Prepaid expenses		29
Receivable from investment adviser for expense reductions		9,519
Other receivables		2,015
Total assets		80,413,988

Liabilities
Payable for investments purchased	$ 2,636,186
Payable for fund shares redeemed	43,336
Accrued management fee	40,744
Distribution and service plan fees payable	4,558
Other affiliated payables	16,758
Other payables and accrued expenses	38,827
Collateral on securities loaned, at value	10,307,540
Total liabilities		13,087,949

Net Assets		$ 67,326,039
Net Assets consist of:
Paid in capital		$ 62,812,859
Undistributed net investment income		399,453
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,753,231)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,866,958
Net Assets		$ 67,326,039

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,882,568 ÷ 626,513 shares)	$ 9.39

Maximum offering price per share (100/94.25 of $9.39)	$ 9.96
Class T: Net Asset Value and redemption price per share ($2,447,472 ÷ 260,571 shares)	$ 9.39

Maximum offering price per share (100/96.50 of $9.39)	$ 9.73
Class B: Net Asset Value and offering price per share ($699,597 ÷ 74,531 shares)A	$ 9.39

Class C: Net Asset Value and offering price per share ($2,652,121 ÷ 283,419 shares)A	$ 9.36

International Growth: Net Asset Value, offering price and redemption price per share ($55,117,886 ÷ 5,855,124 shares)	$ 9.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($526,395 ÷ 55,940 shares)	$ 9.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 795,865
Interest		835
Income from Fidelity Central Funds		16,846
Income before foreign taxes withheld		813,546
Less foreign taxes withheld		(62,653)
Total income		750,893

Expenses
Management fee Basic fee	$ 175,014
Performance adjustment	24,916
Transfer agent fees	74,722
Distribution and service plan fees	20,912
Accounting and security lending fees	13,049
Custodian fees and expenses	39,094
Independent trustees' compensation	110
Registration fees	37,206
Audit	32,278
Legal	73
Miscellaneous	174
Total expenses before reductions	417,548
Expense reductions	(104,893)	312,655
Net investment income (loss)		438,238
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,091,790
Foreign currency transactions	(9,949)
Total net realized gain (loss)		1,081,841
Change in net unrealized appreciation (depreciation) on: Investment securities	5,042,472
Assets and liabilities in foreign currencies	2,191
Total change in net unrealized appreciation (depreciation)		5,044,663
Net gain (loss)		6,126,504
Net increase (decrease) in net assets resulting from operations		$ 6,564,742

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 438,238	$ 244,323
Net realized gain (loss)	1,081,841	1,690,004
Change in net unrealized appreciation (depreciation)	5,044,663	3,221,795
Net increase (decrease) in net assets resulting from operations	6,564,742	5,156,122
Distributions to shareholders from net investment income	(276,358)	(167,219)
Distributions to shareholders from net realized gain	(48,341)	(78,510)
Total distributions	(324,699)	(245,729)
Share transactions - net increase (decrease)	26,556,348	8,231,990
Redemption fees	2,915	2,560
Total increase (decrease) in net assets	32,799,306	13,144,943

Net Assets
Beginning of period	34,526,733	21,381,790
End of period (including undistributed net investment income of $399,453 and undistributed net investment income of $237,573, respectively)	$ 67,326,039	$ 34,526,733

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 7.01	$ 5.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.05	.05	.07
Net realized and unrealized gain (loss)	1.00	1.39	1.55	(4.61)
Total from investment operations	1.07	1.44	1.60	(4.54)
Distributions from net investment income	(.05)	(.05)	(.05)	-
Distributions from net realized gain	(.01)	(.03)	-	-
Total distributions	(.06)	(.07) K	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.39	$ 8.38	$ 7.01	$ 5.46
Total Return B, C, D	12.87%	20.68%	29.72%	(45.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A	2.13%	2.46%	2.88%
Expenses net of fee waivers, if any	1.45% A	1.50%	1.50%	1.50%
Expenses net of all reductions	1.43% A	1.48%	1.47%	1.48%
Net investment income (loss)	1.61% A	.74%	.85%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,883	$ 3,084	$ 1,452	$ 820
Portfolio turnover rate G	69% A	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 7.00	$ 5.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.04	.03	.05
Net realized and unrealized gain (loss)	1.00	1.39	1.55	(4.60)
Total from investment operations	1.06	1.43	1.58	(4.55)
Distributions from net investment income	(.04)	(.02)	(.03)	-
Distributions from net realized gain	(.01)	(.03)	-	-
Total distributions	(.05)	(.05)	(.03)	-
Redempti on fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.39	$ 8.38	$ 7.00	$ 5.45
Total Return B, C, D	12.70%	20.47%	29.22%	(45.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13% A	2.41%	2.67%	3.07%
Expenses net of fee waivers, if any	1.70% A	1.75%	1.75%	1.75%
Expenses net of all reductions	1.68% A	1.73%	1.73%	1.73%
Net investment income (loss)	1.36% A	.49%	.59%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,447	$ 1,034	$ 532	$ 507
Portfolio turnover rate G	69% A	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.36	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	- J	.01	- J
Net realized and unrealized gain (loss)	1.00	1.38	1.55	(4.58)
Total from investment operations	1.04	1.38	1.56	(4.58)
Distributions from net investment income	(.01)	-	-	-
Distributions from net realized gain	- J	-	-	-
Total distributions	(.01)	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.39	$ 8.36	$ 6.98	$ 5.42
Total Return B, C, D	12.46%	19.77%	28.78%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.64% A	2.87%	3.17%	3.55%
Expenses net of fee waivers, if any	2.20% A	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.23%	2.23%	2.23%
Net investment income (loss)	.86% A	(.01)%	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 700	$ 581	$ 328	$ 642
Portfolio turnover rate G	69% A	87%	116%	115%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.34	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	- J	.01	- J
Net realized and unrealized gain (loss)	.99	1.38	1.55	(4.58)
Total from investment operations	1.03	1.38	1.56	(4.58)
Distributions from net investment income	(.01)	-	-	-
Distributions from net realized gain	(.01)	(.02)	-	-
Total distributions	(.01) K	(.02)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.36	$ 8.34	$ 6.98	$ 5.42
Total Return B, C, D	12.40%	19.82%	28.78%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.60% A	2.89%	3.21%	3.52%
Expenses net of fee waivers, if any	2.20% A	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.24%	2.23%	2.23%
Net investment income (loss)	.86% A	(.01)%	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,652	$ 1,261	$ 780	$ 684
Portfolio turnover rate G	69% A	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.07	.06	.09
Net realized and unrealized gain (loss)	1.01	1.39	1.54	(4.60)
Total from investment operations	1.09	1.46	1.60	(4.51)
Distributions from net investment income	(.07)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.01)	(.03)	-	-
Total distributions	(.08)	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 9.41	$ 8.40	$ 7.02	$ 5.48
Total Return B, C	13.02%	20.97%	29.77%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.60% A	1.89%	2.19%	2.35%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.25%	1.25%
Expenses net of all reductions	1.18% A	1.23%	1.23%	1.23%
Net investment income (loss)	1.86% A	.99%	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,118	$ 28,454	$ 18,254	$ 11,884
Portfolio turnover rate F	69% A	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.07	.06	.09
Net realized and unrealized gain (loss)	1.01	1.39	1.54	(4.60)
Total from investment operations	1.09	1.46	1.60	(4.51)
Distributions from net investment income	(.07)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.01)	(.03)	-	-
Total distributions	(.08)	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 9.41	$ 8.40	$ 7.02	$ 5.48
Total Return B, C	13.02%	20.97%	29.77%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.59% A	1.92%	2.01%	2.56%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.25%	1.25%
Expenses net of all reductions	1.18% A	1.23%	1.23%	1.23%
Net investment income (loss)	1.86% A	.99%	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 526	$ 113	$ 36	$ 521
Portfolio turnover rate F	69% A	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Growth and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,312,514
Gross unrealized depreciation	(884,382)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,428,132
Tax cost	$ 70,372,226

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $42,756,533 and $16,871,280, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in November 2008. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,966	$ 122
Class T	.25%	.25%	3,490	3
Class B	.75%	.25%	3,022	2,332
Class C	.75%	.25%	9,434	4,284
			$ 20,912	$ 6,741

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,082
Class T	670
Class B*	171
Class C*	68
$ 4,991

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,985.30
Class T	2,224.32
Class B	917.30
Class C	2,848.30
International Growth	62,182.30
Institutional Class	566.28
	$ 74,722

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $434 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $78 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $16,846. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 8,185
Class T	1.70%	2,996
Class B	2.20%	1,339
Class C	2.20%	3,846
International Growth	1.20%	83,683
Institutional Class	1.20%	771
		$ 100,820

In addition, FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $286.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,753 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $31.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 19,878	$ 10,514
Class T	5,087	1,819
Class B	545	-
Class C	1,547	-
International Growth	247,117	154,599
Institutional Class	2,184	287
Total	$ 276,358	$ 167,219
From net realized gain
Class A	$ 4,255	$ 5,713
Class T	1,455	2,067
Class B	211	-
Class C	826	2,797
International Growth	41,245	67,807
Institutional Class	349	126
Total	$ 48,341	$ 78,510

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	290,822	247,866	$ 2,549,083	$ 1,869,390
Reinvestment of distributions	2,679	2,011	22,867	14,999
Shares redeemed	(34,970)	(88,980)	(300,864)	(650,197)
Net increase (decrease)	258,531	160,897	$ 2,271,086	$ 1,234,192
Class T
Shares sold	158,232	73,695	$ 1,399,044	$ 554,529
Reinvestment of distributions	762	513	6,516	3,840
Shares redeemed	(21,746)	(26,780)	(190,468)	(194,364)
Net increase (decrease)	137,248	47,428	$ 1,215,092	$ 364,005
Class B
Shares sold	18,147	37,806	$ 154,176	$ 276,981
Reinvestment of distributions	78	-	670	-
Shares redeemed	(13,221)	(15,339)	(114,423)	(113,063)
Net increase (decrease)	5,004	22,467	$ 40,423	$ 163,918
Class C
Shares sold	147,066	110,505	$ 1,270,883	$ 831,229
Reinvestment of distributions	274	369	2,357	2,760
Shares redeemed	(15,182)	(71,336)	(134,190)	(504,821)
Net increase (decrease)	132,158	39,538	$ 1,139,050	$ 329,168
International Growth
Shares sold	3,483,882	1,971,246	$ 30,301,147	$ 14,829,454
Reinvestment of distributions	33,184	28,518	283,553	212,744
Shares redeemed	(1,047,356)	(1,213,664)	(9,063,953)	(8,965,012)
Net increase (decrease)	2,469,710	786,100	$ 21,520,747	$ 6,077,186
Institutional Class
Shares sold	61,212	11,311	$ 536,774	$ 86,413
Reinvestment of distributions	292	55	2,491	412
Shares redeemed	(19,019)	(3,097)	(169,315)	(23,304)
Net increase (decrease)	42,485	8,269	$ 369,950	$ 63,521

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AIGFI-USAN-0611
1.853344.103

Fidelity®
International Small Cap
Fund

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.55%
Actual		$ 1,000.00	$ 1,154.80	$ 8.28
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Class T	1.80%
Actual		$ 1,000.00	$ 1,154.00	$ 9.61
Hypothetical A		$ 1,000.00	$ 1,015.87	$ 9.00
Class B	2.30%
Actual		$ 1,000.00	$ 1,150.80	$ 12.27
Hypothetical A		$ 1,000.00	$ 1,013.39	$ 11.48
Class C	2.24%
Actual		$ 1,000.00	$ 1,151.30	$ 11.95
Hypothetical A		$ 1,000.00	$ 1,013.69	$ 11.18
International Small Cap	1.24%
Actual		$ 1,000.00	$ 1,157.40	$ 6.63
Hypothetical A		$ 1,000.00	$ 1,018.65	$ 6.21
Institutional Class	1.21%
Actual		$ 1,000.00	$ 1,157.20	$ 6.47
Hypothetical A		$ 1,000.00	$ 1,018.79	$ 6.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Japan 22.0%
United Kingdom 18.1%
Germany 10.2%
Australia 6.8%
France 6.7%
United States of America 3.7%
Bermuda 3.1%
Cayman Islands 2.6%
Norway 2.4%
Other 24.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Japan 23.4%
United Kingdom 16.7%
Germany 9.5%
France 8.8%
Australia 7.4%
United States of America 4.2%
Cayman Islands 2.7%
Canada 2.2%
Norway 2.0%
Other 23.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks, Investment Companies and Equity Futures	96.7	96.1
Bonds	0.2	0.0
Short-Term Investments and Net Other Assets	3.1	3.9
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
London Mining PLC (United Kingdom, Metals & Mining)	1.0	0.0
Elekta AB (B Shares) (Sweden, Health Care Equipment & Supplies)	1.0	1.1
Lanxess AG (Germany, Chemicals)	1.0	1.0
Tiger Resources Ltd. (Australia, Metals & Mining)	0.9	0.6
Kenmare Resources PLC (Ireland, Metals & Mining)	0.9	0.5
IBS Group Holding Ltd. GDR (Reg. S) (Isle of Man, IT Services)	0.9	0.8
IG Group Holdings PLC (United Kingdom, Diversified Financial Services)	0.9	1.2
HeidelbergCement AG (Germany, Construction Materials)	0.8	0.7
Gemalto NV (Netherlands, Computers & Peripherals)	0.8	1.0
Ipsos SA (France, Media)	0.8	1.0
	9.0
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	18.4	15.1
Consumer Discretionary	17.3	19.2
Information Technology	14.9	16.8
Materials	13.8	12.8
Financials	12.4	10.5
Health Care	8.3	9.5
Energy	6.6	5.9
Consumer Staples	2.3	1.7
Telecommunication Services	2.3	2.1
Utilities	0.6	0.8

Semiannual Report

Investments April 30, 2011

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 6.8%
Ausenco Ltd.	327,607	$ 1,034,557
Austal Ltd.	757,486	2,574,809
Australian Worldwide Exploration Ltd. (a)	1,025,509	1,754,174
Azumah Resources Ltd. (a)	477,794	330,058
Blackgold International Holdings Ltd.	1,950,000	427,635
BlueScope Steel Ltd.	214,319	406,551
carsales.com Ltd.	273,240	1,536,987
Centamin Egypt Ltd. (United Kingdom) (a)	2,018,614	4,383,461
Dart Energy Ltd. (a)(h)	3,642,982	3,035,843
DUET Group	730,905	1,362,443
Goodman Group unit	5,448,774	4,241,952
Iluka Resources Ltd.	352,416	4,834,166
Industrea Ltd.	1,166,528	1,905,856
Iress Market Technology Ltd.	142,341	1,426,543
Ironbark Zinc Ltd. (a)	2,305,831	657,369
Kingsgate Consolidated NL	99,427	846,008
Lynas Corp. Ltd. (a)(e)	1,537,632	3,523,768
MAp Group unit	226,044	731,179
Medusa Mining Ltd.	239,743	2,110,912
Mineral Deposits Ltd. (a)	204,751	1,504,213
Mineral Deposits Ltd. (Canada) (a)	457,000	3,502,008
Mirabela Nickel Ltd. (a)	674,138	1,456,209
Monto Minerals Ltd. (a)	273,551	5,699
Navitas Ltd.	600,374	2,679,322
Normandy Mt. Leyshon Ltd. (a)	1,969,993	561,625
Northern Iron Ltd. (a)	423,362	817,021
Panaust Ltd. (a)	2,277,343	1,922,772
Ramsay Health Care Ltd.	174,006	3,451,528
realestate.com.au Ltd.	83,173	1,253,989
Red 5 Ltd. (a)	3,177,467	540,034
SAI Global Ltd.	981,432	5,380,701
SomnoMed Ltd. (a)	531,849	758,124
Spark Infrastructure Group unit (g)	1,461,561	1,899,083
Super Cheap Auto Group Ltd.	418,573	3,299,960
Tiger Resources Ltd. (a)(e)	16,688,264	11,345,183
Wotif.com Holdings Ltd.	547,560	3,422,277
TOTAL AUSTRALIA		80,924,019
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.9%
Informa PLC	1,249,285	$ 8,695,719
Renewable Energy Generation Ltd.	1,956,000	1,801,100
TOTAL BAILIWICK OF JERSEY		10,496,819
Belgium - 0.8%
EVS Broadcast Equipment SA	69,300	4,747,431
Hansen Transmissions International NV (a)	6,150,900	5,111,546
TOTAL BELGIUM		9,858,977
Bermuda - 3.1%
Aquarius Platinum Ltd.:
(Australia)	537,585	2,906,047
(United Kingdom)	1,502,800	8,640,374
Asia Satellite Telecommunications Holdings Ltd.	271,000	574,361
Asian Citrus Holdings Ltd.	651,722	741,823
Biosensors International Group Ltd. (a)	1,769,000	1,951,023
China Animal Healthcare Ltd.	3,327,000	815,408
China Green (Holdings) Ltd.	432,000	369,350
China LotSynergy Holdings Ltd. (a)	7,324,000	202,755
China Water Affairs Group Ltd.	1,134,000	429,286
Luk Fook Holdings International Ltd.	1,009,000	3,735,209
Man Wah Holdings Ltd.	348,000	431,511
Mingyuan Medicare Development Co. Ltd.	3,950,000	350,939
Noble Group Ltd.	315,272	574,369
Oakley Capital Investments Ltd. (a)	1,596,500	4,026,858
Petra Diamonds Ltd. (a)	2,273,612	6,969,039
Texwinca Holdings Ltd.	1,090,000	1,229,466
Vtech Holdings Ltd.	287,000	3,270,476
TOTAL BERMUDA		37,218,294
British Virgin Islands - 0.5%
Kalahari Energy (a)(i)	1,451,000	15
Playtech Ltd. (e)	1,083,524	5,841,512
TOTAL BRITISH VIRGIN ISLANDS		5,841,527
Canada - 0.9%
AirSea Lines (a)(i)	1,893,338	28
AirSea Lines warrants 8/4/11 (a)(i)	1,862,300	28
Banro Corp. (a)	794,600	2,880,750
Equinox Minerals Ltd. unit (a)	284,522	2,420,952
Platmin Ltd. (a)	2,492,800	2,102,806
Rock Well Petroleum, Inc. (a)(i)	770,400	8
Common Stocks - continued
	Shares	Value
Canada - continued
Starfield Resources, Inc. (a)	4,328,075	$ 320,225
Teranga Gold Corp. (a)	1,338,099	3,323,679
TOTAL CANADA		11,048,476
Cayman Islands - 2.6%
AirMedia Group, Inc. ADR (a)(e)	71,900	342,244
Airtac International Group (a)	135,000	1,049,503
China Automation Group Ltd.	509,000	445,669
China Corn Oil Co. Ltd.	847,000	569,298
China Haidian Holdings Ltd.	1,164,000	151,377
China High Precision Automation Group Ltd.	712,000	578,489
China Lilang Ltd.	340,000	483,319
China Metal International Holdings, Inc.	2,002,000	603,206
China Real Estate Information Corp. ADR (a)(e)	75,300	658,122
CNinsure, Inc. ADR (e)	31,900	468,292
Ctrip.com International Ltd. sponsored ADR (a)	40,700	1,982,904
Daphne International Holdings Ltd.	1,114,000	892,198
EVA Precision Industrial Holdings Ltd.	5,686,000	4,868,715
Fook Woo Group Holdings Ltd.	2,055,000	637,697
Haitian International Holdings Ltd.	575,000	851,435
Hengdeli Holdings Ltd.	932,000	558,026
Kingdee International Software Group Co. Ltd.	1,334,400	855,660
KongZhong Corp. sponsored ADR (a)	46,600	407,284
Little Sheep Group Ltd.	614,000	395,298
Marwyn Value Investors II Ltd. (a)	1,971,700	4,100,442
Ming Fai International Holdings Ltd.	4,092,000	1,217,120
Ming Fung Jewellery Group Ltd.	7,250,000	886,844
Minth Group Ltd.	574,000	882,474
Neo-Neon Holdings Ltd.	804,000	295,044
Orchid Developments Group Ltd. (a)	1,211,000	333,771
Perfect World Co. Ltd. sponsored ADR Class B (a)	34,900	949,629
Ruinian International Ltd.	409,000	279,116
Sino-Life Group Ltd. (a)	3,020,000	229,427
SouFun Holdings Ltd. ADR (e)	49,000	1,129,450
VST Holdings Ltd. (a)	1,582,000	450,178
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	28,500	501,600
Xingda International Holdings Ltd.	1,550,000	1,788,239
Xueda Education Group sponsored ADR	58,600	642,842
Yip's Chemical Holdings Ltd.	592,000	708,909
TOTAL CAYMAN ISLANDS		31,193,821
Common Stocks - continued
	Shares	Value
China - 1.2%
51job, Inc. sponsored ADR (a)	12,800	$ 716,672
AMVIG Holdings Ltd.	764,000	551,877
Baidu.com, Inc. sponsored ADR (a)	9,200	1,366,384
Beijing Jingkelong Co. Ltd. (H Shares)	379,000	488,006
China Metal Recycling (Holdings) Ltd.	436,800	606,300
China Resources Gas Group Ltd.	400,000	582,002
Dalian Port (PDA) Co. Ltd. (H Shares)	1,786,000	699,103
Digital China Holdings Ltd. (H Shares)	239,000	464,687
Global Bio-Chem Technology Group Co. Ltd. (a)	3,032,800	738,060
People's Food Holdings Ltd.	992,000	615,923
Royale Furniture Holdings Ltd.	1,854,000	876,116
Sino Prosper State Gold Resources Holdings, Ltd. (a)	74,820,000	4,142,590
Weiqiao Textile Co. Ltd. (H Shares)	2,055,500	1,852,684
Zhaojin Mining Industry Co. Ltd. (H Shares)	58,500	270,795
TOTAL CHINA		13,971,199
Cyprus - 0.7%
Buried Hill Energy (Cyprus) PCL (a)(i)	1,947,000	4,867,500
Mirland Development Corp. PLC (a)	822,600	3,740,908
TOTAL CYPRUS		8,608,408
Denmark - 0.7%
DSV de Sammensluttede Vognmaend A/S	297,600	7,778,538
William Demant Holding A/S (a)	200	18,646
TOTAL DENMARK		7,797,184
France - 6.5%
Altamir Amboise (a)	584,200	7,182,131
ALTEN	125,000	5,127,729
Audika SA	113,900	3,409,602
Delachaux SA	81,116	9,185,393
Devoteam SA	42,500	1,177,184
Faiveley Transport	54,697	5,573,983
Iliad Group SA	50,636	6,509,427
Ipsos SA	184,600	9,597,376
LeGuide.com SA (a)	94,400	3,413,135
Maisons France Confort	93,944	4,957,909
Meetic	147,100	3,316,202
Pierre & Vacances	34,753	3,100,408
Sartorius Stedim Biotech (e)	57,000	3,567,100
Sopra Group SA	41,300	4,860,239
Common Stocks - continued
	Shares	Value
France - continued
SR Teleperformance SA	153,600	$ 5,861,855
Trigano SA	23,987	857,683
TOTAL FRANCE		77,697,356
Germany - 10.0%
Bilfinger Berger Se AG	86,034	8,287,005
CENTROTEC Sustainable AG	226,778	7,945,799
CTS Eventim AG	119,513	8,957,346
Delticom AG (e)	49,200	5,349,028
Drillisch AG	712,400	8,051,229
GFK AG	142,601	8,089,749
HeidelbergCement AG (e)	129,066	9,870,239
KROMI Logistik AG	123,000	1,557,704
Lanxess AG	131,385	12,052,040
MTU Aero Engines Holdings AG (e)	84,500	6,477,102
Rational AG (e)	16,720	4,622,511
Rheinmetall AG	60,500	5,426,939
RIB Software AG	413,200	4,650,830
STRATEC Biomedical Systems AG (e)	81,110	3,652,260
Stroer Out-of-Home Media AG	194,100	6,325,020
Tom Tailor Holding AG (a)	242,500	4,759,281
United Internet AG	409,781	8,030,182
Wacker Chemie AG	25,400	6,294,241
TOTAL GERMANY		120,398,505
Greece - 0.0%
Babis Vovos International Technical SA (a)	149,200	123,757
Hong Kong - 0.8%
China Everbright Ltd.	352,000	776,854
Dah Sing Financial Holdings Ltd.	172,000	1,077,450
GZI Transport Ltd.	1,294,000	714,788
I.T Ltd.	2,016,000	1,622,394
Magnificent Estates Ltd.	29,326,000	1,283,860
REXCAPITAL Financial Holdings Ltd.	4,600,000	467,919
Techtronic Industries Co. Ltd.	2,729,500	3,725,416
Tian An China Investments Co. Ltd.	750,000	500,238
TOTAL HONG KONG		10,168,919
Iceland - 0.5%
Ossur hf (a)	3,626,700	6,266,716
India - 0.3%
Educomp Solutions Ltd.	44,518	479,935
Common Stocks - continued
	Shares	Value
India - continued
Financial Technologies India Ltd.	23,352	$ 454,930
Geodesic Ltd.	256,340	478,737
Gitanjali Gems Ltd.	111,095	669,758
Grasim Industries Ltd.	9,911	576,730
Indian Overseas Bank	186,286	642,141
IndusInd Bank Ltd.	91,917	560,555
Pantaloon Retail India Ltd.	5,603	42,338
TOTAL INDIA		3,905,124
Indonesia - 0.6%
PT AKR Corporindo Tbk	5,897,000	1,177,473
PT Bakrieland Development Tbk	22,195,000	373,200
PT Bank Bukopin Tbk	9,808,000	824,588
PT Clipan Finance Indonesia Tbk	6,502,000	577,011
PT Jasa Marga Tbk	1,205,000	464,328
PT Lippo Karawaci Tbk	11,613,125	1,057,712
PT Mayora Indah Tbk	372,500	478,457
PT Mitra Adiperkasa Tbk	2,179,500	833,474
PT Nippon Indosari Corpindo Tbk	1,712,000	564,737
PT Tower Bersama Infrastructure Tbk	1,675,500	474,439
TOTAL INDONESIA		6,825,419
Ireland - 2.3%
Elan Corp. PLC (a)	530,300	4,263,060
Elan Corp. PLC sponsored ADR (a)	654,100	5,298,210
James Hardie Industries NV CDI (a)	174,676	1,130,040
Kenmare Resources PLC (a)	14,493,500	11,335,095
Paddy Power PLC (Ireland)	16,100	786,962
Petroceltic International PLC (a)	17,319,600	3,471,679
Petroneft Resources PLC (a)	1,748,000	1,864,179
Vimio PLC (a)	867,300	14
TOTAL IRELAND		28,149,239
Isle of Man - 2.0%
Bahamas Petroleum Co. PLC (a)	13,324,710	4,006,367
Exillon Energy PLC (a)(e)	1,163,900	9,100,700
IBS Group Holding Ltd. GDR (Reg. S)	343,200	11,081,983
TOTAL ISLE OF MAN		24,189,050
Common Stocks - continued
	Shares	Value
Italy - 1.3%
Piaggio & C SpA	1,657,700	$ 6,482,217
Tod's SpA	65,712	8,920,534
TOTAL ITALY		15,402,751
Japan - 22.0%
ABC-Mart, Inc.	76,200	2,854,705
Accordia Golf Co. Ltd.	1,525	983,481
Aeon Credit Service Co. Ltd.	147,500	1,999,786
Air Water, Inc.	203,000	2,453,752
ARCS Co. Ltd.	164,300	2,544,580
Asahi Co. Ltd.	87,000	1,796,228
Asahi Diamond Industrial Co. Ltd.	62,000	1,289,523
Asahi Intecc Co. Ltd.	318,600	6,735,586
ASKUL Corp.	104,800	1,447,117
Avex Group Holdings, Inc.	218,800	2,719,541
Calbee, Inc.	31,600	1,010,259
Cellseed, Inc. (a)	11,700	194,662
Chiba Bank Ltd.	320,000	1,894,370
Chiyoda Corp.	224,000	2,229,578
Circle K Sunkus Co. Ltd.	91,900	1,418,952
Create SD Holdings Co. Ltd.	48,200	1,134,231
Credit Saison Co. Ltd.	209,900	3,519,241
CyberAgent, Inc.	2,548	9,175,931
Daido Metal Co. Ltd.	202,000	1,824,197
Daihen Corp.	256,000	1,027,131
Daikyo, Inc. (a)(e)	512,000	825,825
Digital Garage, Inc. (a)(e)	672	3,694,041
Disco Corp.	26,600	1,825,163
Don Quijote Co. Ltd.	97,700	3,658,638
Ebara Corp. (a)	694,000	3,915,079
EPS Co. Ltd.	221	506,757
Exedy Corp.	145,100	4,634,932
Ferrotec Corp.	145,400	3,324,660
FreeBit Co., Ltd. (e)	215	813,823
Fuji Oil Co. Ltd.	196,100	2,722,034
Fuji Seal International, Inc.	78,300	1,652,043
Furuya Metal Co. Ltd.	33,400	2,195,879
Glory Ltd.	35,700	783,949
GREE, Inc.	239,800	4,937,682
Horiba Ltd.	62,100	1,868,141
Hulic Co. Ltd.	165,900	1,386,890
Ibiden Co. Ltd.	102,900	3,473,733
Common Stocks - continued
	Shares	Value
Japan - continued
Ichigo Group Holdings Co. Ltd. (a)(e)	6,018	$ 711,934
Isetan Mitsukoshi Holdings Ltd.	262,100	2,529,892
Iwatsuka Confectionary Co. Ltd.	1,400	49,177
Japan Logistics Fund, Inc.	149	1,277,990
JP-Holdings, Inc. (e)	110,700	1,825,620
JTEKT Corp.	325,500	4,227,809
Kenedix Realty Investment Corp.	707	3,004,404
KOMERI Co. Ltd.	123,700	3,367,490
Kuraray Co. Ltd.	345,600	5,033,908
Maeda Corp.	595,000	1,808,020
Makino Milling Machine Co. Ltd. (a)	302,000	2,838,659
Maruwa Ceramic Co. Ltd.	109,700	4,056,890
Message Co. Ltd.	1,845	5,295,139
Minebea Ltd.	627,000	3,392,649
Misumi Group, Inc.	221,600	5,587,280
Mitsubishi UFJ Lease & Finance Co. Ltd.	110,580	4,419,957
Mitsumi Electric Co. Ltd.	157,400	2,018,091
mixi, Inc. (e)	355	1,381,059
Nabtesco Corp.	302,700	7,748,335
Nichi-iko Pharmaceutical Co. Ltd.	41,300	1,067,401
Nihon M&A Center, Inc.	532	2,832,483
Nippon Ceramic Co. Ltd.	71,600	1,515,114
Nippon Shinyaku Co. Ltd.	299,000	3,899,541
Nippon Shokubai Co. Ltd.	371,000	4,868,922
Nomura Real Estate Holdings, Inc.	143,800	2,220,992
Nomura Real Estate Residential Fund, Inc.	441	2,708,402
NS Solutions Corp.	63,400	1,212,143
NTT Urban Development Co.	1,270	1,053,650
Osaka Securities Exchange Co. Ltd.	154	786,471
OSAKA Titanium technologies Co. Ltd. (e)	55,800	4,333,499
Otsuka Corp.	17,000	1,067,611
Outsourcing, Inc.	326,300	1,432,731
Pigeon Corp.	58,900	2,027,988
Point, Inc.	43,190	1,976,000
Pola Orbis Holdings, Inc.	114,200	2,528,597
Rensas Electronics Corp. (a)(e)	352,700	3,056,648
Riso Kagaku Corp.	178,300	3,355,785
Saizeriya Co. Ltd.	68,900	1,174,738
Sanken Electric Co. Ltd.	430,000	2,303,784
Sankyu, Inc.	423,000	1,943,723
Santen Pharmaceutical Co. Ltd.	69,100	2,672,453
Sawada Holdings Co. Ltd. (a)	214,800	2,088,828
Common Stocks - continued
	Shares	Value
Japan - continued
Sekisui Chemical Co. Ltd.	499,000	$ 4,186,070
Shimadzu Corp.	272,000	2,362,804
Shimamura Co. Ltd.	32,000	3,013,081
Shin-Kobe Electric Machinery Co. Ltd. (e)	393,000	6,046,567
Shinsei Bank Ltd. (a)	1,213,000	1,458,542
SHO-BI Corp.	85,000	511,538
SHO-BOND Holdings Co. Ltd.	118,600	3,104,665
So-net M3, Inc. (e)	432	2,807,424
Sony Financial Holdings, Inc.	242,200	4,501,084
SRI Sports Ltd.	1,276	1,389,830
Sumitomo Mitsui Trust Holdings, Inc.	923,800	3,180,010
Sysmex Corp.	52,600	1,842,086
SystemPro Co. Ltd.	1,980	2,177,773
Takata Corp.	93,100	2,828,389
Tera Probe, Inc. (e)	31,400	823,614
The Suruga Bank Ltd.	261,000	2,178,218
Toho Co. Ltd.	120,000	1,816,541
Tokai Carbon Co. Ltd.	500,000	2,636,757
Toto Ltd.	548,000	4,302,420
Toyota Boshoku Corp.	39,100	609,226
Tsubakimoto Chain Co.	281,000	1,494,901
United Technology Holdings Co. Ltd.	394	270,495
Yamatake Corp.	180,700	4,629,563
Yamato Kogyo Co. Ltd.	80,000	2,639,951
TOTAL JAPAN		263,985,476
Korea (South) - 0.8%
AnaPass, Inc.	30,906	487,380
Com2uS Corp. (a)	45,437	442,250
Daou Technology, Inc.	197,150	1,690,120
Duksan Hi-Metal Co. Ltd. (a)	59,545	1,267,804
Fila Korea Ltd.	7,480	498,433
Foosung Co. Ltd. (a)	67,310	521,597
Hyosung Corp.	6,493	534,145
KC Tech Co. Ltd.	129,924	1,008,020
Lock & Lock Co. Ltd.	32,262	1,182,084
Power Logics Co. Ltd. (a)	72,818	562,235
The Basic House Co. Ltd.	40,120	893,641
TK Corp. (a)	41,133	929,679
TOTAL KOREA (SOUTH)		10,017,388
Common Stocks - continued
	Shares	Value
Luxembourg - 1.0%
GlobeOp Financial Services SA	1,176,485	$ 8,528,970
SAF-Holland SA (a)	335,401	4,058,823
TOTAL LUXEMBOURG		12,587,793
Malaysia - 0.3%
JobStreet Corp. Bhd	1,223,100	1,114,724
Lion Industries Corp. Bhd	963,900	549,870
Osk Holdings Bhd	1,426,800	838,019
Top Glove Corp. Bhd	222,000	388,922
WCT Bhd	601,400	617,133
TOTAL MALAYSIA		3,508,668
Netherlands - 1.9%
CSM NV (exchangeable)	144,500	5,535,974
Gemalto NV	192,073	9,845,072
SMARTRAC NV (a)	77,844	1,777,965
Wavin NV (a)	296,512	5,305,458
TOTAL NETHERLANDS		22,464,469
Norway - 2.4%
Aker Drilling ASA (a)	1,846,200	6,334,232
Aker Solutions ASA	389,100	9,389,396
Pronova BioPharma ASA (a)	798,024	1,308,149
Schibsted ASA (B Shares)	214,200	6,438,636
Sevan Drilling ASA	2,350,000	3,583,444
Sevan Marine ASA (a)	2,052,500	1,450,660
TOTAL NORWAY		28,504,517
Philippines - 0.2%
Alliance Global Group, Inc.	3,295,000	912,947
Belle Corp. (a)	9,660,000	1,241,210
TOTAL PHILIPPINES		2,154,157
Poland - 0.6%
Warsaw Stock Exchange	384,274	7,274,215
Singapore - 1.7%
China Minzhong Food Corp. Ltd.	547,000	808,848
CSE Global Ltd.	1,069,000	1,013,063
First (REIT)	1,261,000	757,187
Goodpack Ltd.	1,516,000	2,452,253
Hyflux Ltd.	597,000	1,048,609
Oceanus Group Ltd. (a)	2,071,000	465,279
Pertama Holdings Ltd. (f)	21,312,000	8,009,085
Common Stocks - continued
	Shares	Value
Singapore - continued
Petra Foods Ltd.	370,000	$ 510,845
Raffles Medical Group Ltd.	431,000	799,289
Straits Asia Resources Ltd.	316,000	761,570
Suntec (REIT)	1,951,000	2,422,711
Yanlord Land Group Ltd.	668,000	791,308
TOTAL SINGAPORE		19,840,047
South Africa - 0.3%
Blue Label Telecoms Ltd.	3,301,500	3,080,981
Spain - 0.9%
Bolsas Y Mercados Espanoles	50,900	1,723,863
Obrascon Huarte Lain SA	209,300	8,575,019
TOTAL SPAIN		10,298,882
Sweden - 1.6%
Elekta AB (B Shares)	272,900	12,435,949
Modern Times Group MTG AB (B Shares)	87,500	6,703,483
XCounter AB (a)	1,108,000	41,643
TOTAL SWEDEN		19,181,075
Switzerland - 1.6%
Leclanche SA (a)	79,000	2,492,863
Panalpina Welttransport Holding AG (a)	50,090	6,774,005
VZ Holding AG	59,910	9,341,570
TOTAL SWITZERLAND		18,608,438
Taiwan - 0.0%
Tong Hsing Electronics Industries Ltd.	143,000	608,192
United Kingdom - 18.1%
Abcam PLC	980,500	6,448,945
African Barrick Gold Ltd.	660,600	5,815,267
Amerisur Resources PLC (a)	6,240,712	2,501,876
Ashmore Group PLC	1,196,700	7,458,148
Aurelian Oil & Gas PLC (a)	5,996,200	7,061,317
Avanti Communications Group PLC (a)(e)	494,400	3,840,183
Aveva Group PLC	203,000	5,428,850
Bond International Software PLC	843,266	591,608
Borders & Southern Petroleum PLC (a)	698,500	787,573
Bowleven PLC (a)	450,100	2,210,430
Cadogan Petroleum PLC (a)	1,723,100	1,381,568
Central Asia Metals PLC (a)	1,538,400	2,197,131
Ceres Power Holdings PLC (a)(e)	421,400	323,797
Common Stocks - continued
	Shares	Value
United Kingdom - continued
China Goldmines PLC (a)	669,353	$ 268,341
Conygar Investment Co. PLC	2,408,300	4,304,422
Cove Energy PLC (a)	2,959,800	4,647,407
Craneware PLC	847,300	7,918,771
EMIS Group PLC	398,545	3,292,033
European Nickel PLC (a)	335,950	77,161
Faroe Petroleum PLC (a)	480,947	1,413,938
GoIndustry-DoveBid PLC (a)	117,989	256,215
ICAP PLC	1,055,900	9,145,175
IG Group Holdings PLC	1,326,300	10,346,159
Inchcape PLC	738,920	4,497,760
International Personal Finance PLC	1,431,100	8,785,122
Jazztel PLC (a)(e)	1,151,200	7,042,300
Johnson Matthey PLC	187,700	6,280,088
Jubilee Platinum PLC (a)	2,985,047	1,346,280
Keronite PLC (a)(i)	13,620,267	228
London Mining PLC (a)	1,736,500	12,552,569
Moneysupermarket.com Group PLC	4,920,400	7,808,084
Monitise PLC (a)	4,772,600	1,993,038
Mothercare PLC	547,400	3,839,469
Nautical Petroleum PLC (a)	435,207	2,853,356
NCC Group Ltd.	239,415	2,321,529
Ocado Group PLC (a)(e)	1,180,900	4,465,911
Pureprofile Media PLC (a)(i)	1,108,572	740,703
Redhall Group PLC	536,600	658,807
Regenersis PLC (a)	1,425,100	1,594,926
Robert Walters PLC	937,800	4,824,823
Rockhopper Exploration PLC (a)	716,000	2,846,495
Royalblue Group PLC	202,542	5,984,990
SDL PLC	595,062	6,441,065
Serco Group PLC	481,786	4,551,005
SIG PLC (a)	1,551,900	3,624,027
Silence Therapeutics PLC (a)	1,125,400	40,229
Silence Therapeutics PLC rights 5/13/11 (a)	568,602	1,330
Silverdell PLC (a)	5,693,400	1,141,231
Sinclair Pharma PLC (a)	4,408,649	2,614,294
Sphere Medical Holding PLC (a)(i)	555,599	1,577,723
Sthree PLC	1,128,809	8,254,993
Synergy Health PLC	299,653	4,234,572
Ted Baker PLC	313,369	3,795,024
TMO Renewables Ltd. (i)	1,000,000	584,640
Travis Perkins PLC	405,400	7,279,687
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Valiant Petroleum PLC (a)	169,200	$ 1,517,732
Xchanging PLC	1,576,500	2,106,708
Zenergy Power PLC (a)	855,520	180,419
Zytronic PLC	173,800	635,791
TOTAL UNITED KINGDOM		216,733,263
United States of America - 0.8%
ChinaCast Education Corp. (a)(e)	70,100	428,311
CTC Media, Inc.	192,200	4,530,154
KIT Digital, Inc. (a)(e)	428,400	4,930,884
Mudalla Technology, Inc. (a)	996,527	17
XL TechGroup, Inc. (a)	1,329,250	22
TOTAL UNITED STATES OF AMERICA		9,889,388
TOTAL COMMON STOCKS (Cost $926,870,149)		1,158,822,509
Convertible Bonds - 0.2%
		Principal Amount (d)
France - 0.2%
Pierre & Vacances 4% 10/1/15	EUR	1,696,800	2,004,544
United Kingdom - 0.0%
Sphere Medical Holding PLC 8% 12/31/12 (i)	GBP	57,874	96,673
TOTAL CONVERTIBLE BONDS (Cost $1,867,094)			2,101,217
Government Obligations - 0.2%

Germany - 0.2%
German Federal Republic 0.4056% to 0.6338% 5/11/11 (Cost $1,723,582)	EUR	1,250,000	1,851,004
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	30,339,857	$ 30,339,857
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	47,719,207	47,719,207
TOTAL MONEY MARKET FUNDS (Cost $78,059,064)		78,059,064
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $1,008,519,889)		1,240,833,794
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(42,921,980)
NET ASSETS - 100%		$ 1,197,911,814
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,899,083 or 0.2% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,867,546 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
AirSea Lines warrants 8/4/11	8/4/06	$ 2
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
Sphere Medical Holding PLC	8/27/08 - 3/16/10	$ 1,661,727
Sphere Medical Holding PLC 8% 12/31/12	4/21/11	$ 95,640
TMO Renewables Ltd.	10/27/05	$ 535,065
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,818
Fidelity Securities Lending Cash Central Fund	279,015
Total	$ 324,833
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Centurion Electronics PLC	$ 12	$ -	$ 109	$ -	$ -
Pertama Holdings Ltd.	7,080,399	-	-	166,872	8,009,085
Total	$ 7,080,411	$ -	$ 109	$ 166,872	$ 8,009,085
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 263,985,476	$ -	$ 263,985,476	$ -
United Kingdom	216,733,263	213,560,298	1,330	3,171,635
Germany	120,398,505	120,398,505	-	-
Australia	80,924,019	80,924,019	-	-
France	77,697,356	77,697,356	-	-
Bermuda	37,218,294	37,218,294	-	-
Cayman Islands	31,193,821	30,464,752	333,771	395,298
Norway	28,504,517	24,921,073	3,583,444	-
Ireland	28,149,239	23,886,165	4,263,060	14
Canada	11,048,476	11,048,412	-	64
United States of America	9,889,388	9,889,349	-	39
Cyprus	8,608,408	3,740,908	-	4,867,500
British Virgin Islands	5,841,527	5,841,512	-	15
Other	238,630,220	236,943,675	1,686,545	-
Corporate Bonds	2,101,217	-	2,004,544	96,673
Government Obligations	1,851,004	-	1,851,004	-
Money Market Funds	78,059,064	78,059,064	-	-
Total Investments in Securities:	$ 1,240,833,794	$ 954,593,382	$ 277,709,174	$ 8,531,238
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,166,674
Total Realized Gain (Loss)	(2,113,445)
Total Unrealized Gain (Loss)	2,678,050
Cost of Purchases	95,640
Proceeds of Sales	(123,034)
Amortization/Accretion	-
Transfers in to Level 3	400,026
Transfers out of Level 3	(572,673)
Ending Balance	$ 8,531,238
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 552,529

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $78,127,356 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011

Assets
Investment in securities, at value (including securities loaned of $45,312,585) - See accompanying schedule: Unaffiliated issuers (cost $925,084,128)	$ 1,154,765,645
Fidelity Central Funds (cost $78,059,064)	78,059,064
Other affiliated issuers (cost $5,376,697)	8,009,085
Total Investments (cost $1,008,519,889)		$ 1,240,833,794
Cash		25,734
Foreign currency held at value (cost $819,563)		828,650
Receivable for investments sold		11,071,826
Receivable for fund shares sold		1,505,960
Dividends receivable		3,181,654
Interest receivable		18,371
Distributions receivable from Fidelity Central Funds		54,980
Prepaid expenses		772
Other receivables		184,090
Total assets		1,257,705,831

Liabilities
Payable for investments purchased Regular delivery	$ 8,417,097
Delayed delivery	692,593
Payable for fund shares redeemed	1,626,514
Accrued management fee	873,801
Distribution and service plan fees payable	25,115
Other affiliated payables	269,064
Other payables and accrued expenses	170,626
Collateral on securities loaned, at value	47,719,207
Total liabilities		59,794,017

Net Assets		$ 1,197,911,814
Net Assets consist of:
Paid in capital		$ 1,061,280,087
Undistributed net investment income		9,924
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(95,685,700)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		232,307,503
Net Assets		$ 1,197,911,814

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,969,895 ÷ 1,050,186 shares)	$ 22.82

Maximum offering price per share (100/94.25 of $22.82)	$ 24.21
Class T: Net Asset Value and redemption price per share ($17,018,347 ÷ 751,642 shares)	$ 22.64

Maximum offering price per share (100/96.50 of $22.64)	$ 23.46
Class B: Net Asset Value and offering price per share ($3,011,831 ÷ 135,737 shares)A	$ 22.19

Class C: Net Asset Value and offering price per share ($13,590,542 ÷ 612,426 shares)A	$ 22.19

International Small Cap: Net Asset Value, offering price and redemption price per share ($1,121,190,459 ÷ 48,543,750 shares)	$ 23.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,130,740 ÷ 828,166 shares)	$ 23.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2011

Investment Income
Dividends (including $166,872 earned from other affiliated issuers)		$ 6,361,167
Interest		24,620
Income from Fidelity Central Funds		324,833
Income before foreign taxes withheld		6,710,620
Less foreign taxes withheld		(310,947)
Total income		6,399,673
Expenses
Management fee Basic fee	$ 4,359,015
Performance adjustment	270,924
Transfer agent fees	1,260,898
Distribution and service plan fees	153,690
Accounting and security lending fees	239,818
Custodian fees and expenses	152,785
Independent trustees' compensation	2,410
Registration fees	75,219
Audit	75,849
Legal	1,547
Miscellaneous	4,266
Total expenses before reductions	6,596,421
Expense reductions	(196,137)	6,400,284
Net investment income (loss)		(611)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,444)	20,155,538
Other affiliated issuers	(324,026)
Foreign currency transactions	(2,717)
Futures contracts	(1,613,875)
Total net realized gain (loss)		18,214,920
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $26,590)	131,039,136
Assets and liabilities in foreign currencies	(12,284)
Futures contracts	(53,183)
Total change in net unrealized appreciation (depreciation)		130,973,669
Net gain (loss)		149,188,589
Net increase (decrease) in net assets resulting from operations		$ 149,187,978

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (611)	$ 2,524,061
Net realized gain (loss)	18,214,920	45,718,988
Change in net unrealized appreciation (depreciation)	130,973,669	97,376,459
Net increase (decrease) in net assets resulting from operations	149,187,978	145,619,508
Distributions to shareholders from net investment income	(2,430,566)	(3,368,409)
Distributions to shareholders from net realized gain	(28,246,937)	(14,323,742)
Total distributions	(30,677,503)	(17,692,151)
Share transactions - net increase (decrease)	209,769,228	26,936,768
Redemption fees	152,445	118,859
Total increase (decrease) in net assets	328,432,148	154,982,984

Net Assets
Beginning of period	869,479,666	714,496,682
End of period (including undistributed net investment income of $9,924 and undistributed net investment income of $2,441,101, respectively)	$ 1,197,911,814	$ 869,479,666

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.42	$ 17.28	$ 11.91	$ 31.14	$ 28.79	$ 26.69
Income from Investment Operations
Net investment income (loss) E	(.03)	.03	.06	- J	.03	(.02)
Net realized and unrealized gain (loss)	3.11	3.51	5.31	(14.03)	7.97	5.05
Total from investment operations	3.08	3.54	5.37	(14.03)	8.00	5.03
Distributions from net investment income	(.02)	(.06)	-	(.03)	-	(.05)
Distributions from net realized gain	(.66)	(.34)	-	(5.18)	(5.65)	(2.89)
Total distributions	(.68)	(.40)	-	(5.20) K	(5.65)	(2.94)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 22.82	$ 20.42	$ 17.28	$ 11.91	$ 31.14	$ 28.79
Total Return B,C,D	15.48%	20.85%	45.09%	(53.35)%	33.43%	20.22%
Ratios to Average Net Assets F,I
Expenses before reductions	1.57% A	1.71%	1.75%	1.82%	1.53%	1.64%
Expenses net of fee waivers, if any	1.55%A	1.65%	1.65%	1.65%	1.53%	1.64%
Expenses net of all reductions	1.53% A	1.63%	1.62%	1.60%	1.49%	1.58%
Net investment income (loss)	(.28)% A	.16%	.41%	-% H	.10%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,970	$ 19,720	$ 17,590	$ 13,561	$ 38,585	$ 36,701
Portfolio turnover rate G	45% A	66%	81%	113%	70%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $5.20 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.23	$ 17.14	$ 11.84	$ 30.96	$ 28.64	$ 26.57
Income from Investment Operations
Net investment income (loss) E	(.06)	(.02)	.02	(.05)	(.04)	(.09)
Net realized and unrealized gain (loss)	3.10	3.47	5.28	(13.95)	7.93	5.03
Total from investment operations	3.04	3.45	5.30	(14.00)	7.89	4.94
Distributions from net investment income	-	(.02)	-	-	-	-
Distributions from net realized gain	(.63)	(.34)	-	(5.12)	(5.57)	(2.88)
Total distributions	(.63)	(.36)	-	(5.12)	(5.57)	(2.88)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 22.64	$ 20.23	$ 17.14	$ 11.84	$ 30.96	$ 28.64
Total Return B,C,D	15.40%	20.46%	44.76%	(53.46)%	33.07%	19.93%
Ratios to Average Net Assets F,H
Expenses before reductions	1.82% A	1.97%	2.00%	2.07%	1.77%	1.89%
Expenses net of fee waivers, if any	1.80% A	1.90%	1.90%	1.90%	1.77%	1.89%
Expenses net of all reductions	1.79% A	1.88%	1.86%	1.86%	1.73%	1.83%
Net investment income (loss)	(.53)% A	(.09)%	.16%	(.25)%	(.14)%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,018	$ 16,092	$ 15,760	$ 13,493	$ 40,823	$ 41,982
Portfolio turnover rate G	45% A	66%	81%	113%	70%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.79	$ 16.78	$ 11.65	$ 30.49	$ 28.26	$ 26.24
Income from Investment Operations
Net investment income (loss) E	(.11)	(.10)	(.04)	(.16)	(.18)	(.24)
Net realized and unrealized gain (loss)	3.03	3.39	5.17	(13.73)	7.82	4.98
Total from investment operations	2.92	3.29	5.13	(13.89)	7.64	4.74
Distributions from net realized gain	(.52)	(.28)	-	(4.95)	(5.41)	(2.73)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 22.19	$ 19.79	$ 16.78	$ 11.65	$ 30.49	$ 28.26
Total Return B,C,D	15.08%	19.90%	44.03%	(53.68)%	32.38%	19.28%
Ratios to Average Net Assets F,H
Expenses before reductions	2.32% A	2.47%	2.49%	2.58%	2.30%	2.48%
Expenses net of fee waivers, if any	2.30% A	2.40%	2.40%	2.40%	2.30%	2.40%
Expenses net of all reductions	2.29% A	2.38%	2.36%	2.36%	2.26%	2.34%
Net investment income (loss)	(1.03)% A	(.59)%	(.33)%	(.75)%	(.66)%	(.84)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,012	$ 3,457	$ 3,601	$ 3,230	$ 10,704	$ 11,354
Portfolio turnover rate G	45% A	66%	81%	113%	70%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.85	$ 16.85	$ 11.70	$ 30.62	$ 28.33	$ 26.31
Income from Investment Operations
Net investment income (loss) E	(.10)	(.10)	(.04)	(.16)	(.17)	(.23)
Net realized and unrealized gain (loss)	3.03	3.40	5.19	(13.78)	7.85	4.99
Total from investment operations	2.93	3.30	5.15	(13.94)	7.68	4.76
Distributions from net realized gain	(.59)	(.30)	-	(4.98)	(5.39)	(2.75)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 22.19	$ 19.85	$ 16.85	$ 11.70	$ 30.62	$ 28.33
Total Return B,C,D	15.13%	19.86%	44.02%	(53.67)%	32.39%	19.34%
Ratios to Average Net Assets F,H
Expenses before reductions	2.26% A	2.42%	2.49%	2.57%	2.26%	2.38%
Expenses net of fee waivers, if any	2.24% A	2.40%	2.40%	2.40%	2.26%	2.38%
Expenses net of all reductions	2.22% A	2.37%	2.36%	2.36%	2.22%	2.32%
Net investment income (loss)	(.96)% A	(.59)%	(.33)%	(.76)%	(.62)%	(.81)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,591	$ 13,501	$ 5,814	$ 5,658	$ 20,094	$ 21,335
Portfolio turnover rate G	45% A	66%	81%	113%	70%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.66	$ 17.48	$ 12.03	$ 31.44	$ 29.03	$ 26.89
Income from Investment Operations
Net investment income (loss) D	- H	.07	.08	.03	.12	.08
Net realized and unrealized gain (loss)	3.16	3.53	5.37	(14.14)	8.03	5.08
Total from investment operations	3.16	3.60	5.45	(14.11)	8.15	5.16
Distributions from net investment income	(.06)	(.08)	-	(.12)	(.07)	(.14)
Distributions from net realized gain	(.66)	(.34)	-	(5.18)	(5.67)	(2.89)
Total distributions	(.72)	(.42)	-	(5.30)	(5.74)	(3.03)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 23.10	$ 20.66	$ 17.48	$ 12.03	$ 31.44	$ 29.03
Total Return B,C	15.74%	21.02%	45.30%	(53.25)%	33.82%	20.65%
Ratios to Average Net Assets E,G
Expenses before reductions	1.27% A	1.44%	1.48%	1.49%	1.19%	1.28%
Expenses net of fee waivers, if any	1.24% A	1.44%	1.48%	1.49%	1.19%	1.28%
Expenses net of all reductions	1.23% A	1.42%	1.44%	1.44%	1.15%	1.22%
Net investment income (loss)	.03% A	.37%	.58%	.16%	.45%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,121,190	$ 808,478	$ 669,035	$ 536,291	$ 1,663,761	$ 1,816,059
Portfolio turnover rate F	45% A	66%	81%	113%	70%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.66	$ 17.47	$ 12.01	$ 31.38	$ 28.99	$ 26.86
Income from Investment Operations
Net investment income (loss) D	.01	.09	.09	.05	.12	.08
Net realized and unrealized gain (loss)	3.15	3.53	5.37	(14.12)	8.02	5.07
Total from investment operations	3.16	3.62	5.46	(14.07)	8.14	5.15
Distributions from net investment income	(.06)	(.09)	-	(.12)	(.07)	(.14)
Distributions from net realized gain	(.66)	(.34)	-	(5.18)	(5.68)	(2.89)
Total distributions	(.72)	(.43)	-	(5.30)	(5.75)	(3.03)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 23.10	$ 20.66	$ 17.47	$ 12.01	$ 31.38	$ 28.99
Total Return B,C	15.72%	21.15%	45.46%	(53.22)%	33.84%	20.65%
Ratios to Average Net Assets E,G
Expenses before reductions	1.23% A	1.34%	1.45%	1.49%	1.18%	1.29%
Expenses net of fee waivers, if any	1.21% A	1.34%	1.40%	1.40%	1.18%	1.29%
Expenses net of all reductions	1.19% A	1.31%	1.37%	1.35%	1.14%	1.23%
Net investment income (loss)	.07% A	.47%	.66%	.25%	.45%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,131	$ 8,231	$ 2,696	$ 2,217	$ 7,774	$ 9,050
Portfolio turnover rate F	45% A	66%	81%	113%	70%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, certain foreign taxes, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 297,188,135
Gross unrealized depreciation	(87,289,569)
Net unrealized appreciation (depreciation) on securities and other investments	$ 209,898,566
Tax cost	$ 1,030,935,228

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $(1,613,875) and a change in net unrealized appreciation (depreciation) of $(53,183) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $408,906,730 and $219,582,837, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .91% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 27,585	$ 2,112
Class T	.25%	.25%	41,274	411
Class B	.75%	.25%	16,142	12,191
Class C	.75%	.25%	68,689	5,758
			$ 153,690	$ 20,472

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,001
Class T	1,109
Class B*	1,877
Class C*	63
$ 8,050

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 33,407.30
Class T	25,151.30
Class B	4,924.31
Class C	16,381.24
International Small Cap	1,169,622.25
Institutional Class	11,413.21
	$ 1,260,898

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $50 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,690 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $230,200. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $279,015, including $1,833 from securities loaned to FCM.

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $108,473.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $87,664 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 15,709	$ 59,453
Class T	-	16,412
International Small Cap	2,403,692	3,278,578
Institutional Class	11,165	13,966
Total	$ 2,430,566	$ 3,368,409

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Notes to Financial Statements - continued

11. Distributions to Shareholders - continued

	Six months ended April 30, 2011	Year ended October 31, 2010
From net realized gain
Class A	$ 648,961	$ 354,632
Class T	496,268	310,013
Class B	87,007	60,241
Class C	402,241	116,929
International Small Cap	26,480,677	13,430,315
Institutional Class	131,783	51,612
Total	$ 28,246,937	$ 14,323,742

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	239,195	380,659	$ 5,062,827	$ 6,723,746
Reinvestment of distributions	30,361	22,435	616,326	393,061
Shares redeemed	(185,252)	(454,943)	(3,902,094)	(8,359,905)
Net increase (decrease)	84,304	(51,849)	$ 1,777,059	$ (1,243,098)
Class T
Shares sold	69,222	143,286	$ 1,449,404	$ 2,532,790
Reinvestment of distributions	24,155	18,371	486,714	319,658
Shares redeemed	(137,005)	(286,001)	(2,890,814)	(4,986,007)
Net increase (decrease)	(43,628)	(124,344)	$ (954,696)	$ (2,133,559)
Class B
Shares sold	2,147	14,694	$ 43,888	$ 256,700
Reinvestment of distributions	4,142	3,302	81,975	56,465
Shares redeemed	(45,262)	(57,958)	(935,015)	(990,211)
Net increase (decrease)	(38,973)	(39,962)	$ (809,152)	$ (677,046)
Class C
Shares sold	81,437	430,838	$ 1,680,714	$ 7,671,593
Reinvestment of distributions	19,105	6,001	378,079	102,910
Shares redeemed	(168,234)	(101,847)	(3,491,552)	(1,759,170)
Net increase (decrease)	(67,692)	334,992	$ (1,432,759)	$ 6,015,333

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
International Small Cap
Shares sold	13,064,155	10,330,000	$ 281,202,313	$ 188,548,758
Reinvestment of distributions	1,321,812	888,440	27,110,370	15,725,385
Shares redeemed	(4,966,435)	(10,371,667)	(106,671,745)	(183,663,034)
Net increase (decrease)	9,419,532	846,773	$ 201,640,938	$ 20,611,109
Institutional Class
Shares sold	682,083	288,839	$ 14,753,659	$ 5,178,797
Reinvestment of distributions	5,609	2,890	115,044	51,087
Shares redeemed	(257,925)	(47,677)	(5,320,865)	(865,855)
Net increase (decrease)	429,767	244,052	$ 9,547,838	$ 4,364,029

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of 10% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2011, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2011 and for the year ended October 31, 2010, and the financial highlights for the six months ended April 30, 2011 and for each of the five years in the period ended October 31, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2011 and for the year ended October 31, 2010, and the financial highlights for the six months ended April 30, 2011 and for each of the five years in the period ended October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2011

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

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(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
International Small Cap
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011

Class A, Class T, Class B, and Class C are classes of Fidelity®
International Small Cap Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.55%
Actual		$ 1,000.00	$ 1,154.80	$ 8.28
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Class T	1.80%
Actual		$ 1,000.00	$ 1,154.00	$ 9.61
Hypothetical A		$ 1,000.00	$ 1,015.87	$ 9.00
Class B	2.30%
Actual		$ 1,000.00	$ 1,150.80	$ 12.27
Hypothetical A		$ 1,000.00	$ 1,013.39	$ 11.48
Class C	2.24%
Actual		$ 1,000.00	$ 1,151.30	$ 11.95
Hypothetical A		$ 1,000.00	$ 1,013.69	$ 11.18
International Small Cap	1.24%
Actual		$ 1,000.00	$ 1,157.40	$ 6.63
Hypothetical A		$ 1,000.00	$ 1,018.65	$ 6.21
Institutional Class	1.21%
Actual		$ 1,000.00	$ 1,157.20	$ 6.47
Hypothetical A		$ 1,000.00	$ 1,018.79	$ 6.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Japan 22.0%
United Kingdom 18.1%
Germany 10.2%
Australia 6.8%
France 6.7%
United States of America 3.7%
Bermuda 3.1%
Cayman Islands 2.6%
Norway 2.4%
Other 24.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Japan 23.4%
United Kingdom 16.7%
Germany 9.5%
France 8.8%
Australia 7.4%
United States of America 4.2%
Cayman Islands 2.7%
Canada 2.2%
Norway 2.0%
Other 23.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks, Investment Companies and Equity Futures	96.7	96.1
Bonds	0.2	0.0
Short-Term Investments and Net Other Assets	3.1	3.9
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
London Mining PLC (United Kingdom, Metals & Mining)	1.0	0.0
Elekta AB (B Shares) (Sweden, Health Care Equipment & Supplies)	1.0	1.1
Lanxess AG (Germany, Chemicals)	1.0	1.0
Tiger Resources Ltd. (Australia, Metals & Mining)	0.9	0.6
Kenmare Resources PLC (Ireland, Metals & Mining)	0.9	0.5
IBS Group Holding Ltd. GDR (Reg. S) (Isle of Man, IT Services)	0.9	0.8
IG Group Holdings PLC (United Kingdom, Diversified Financial Services)	0.9	1.2
HeidelbergCement AG (Germany, Construction Materials)	0.8	0.7
Gemalto NV (Netherlands, Computers & Peripherals)	0.8	1.0
Ipsos SA (France, Media)	0.8	1.0
	9.0
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	18.4	15.1
Consumer Discretionary	17.3	19.2
Information Technology	14.9	16.8
Materials	13.8	12.8
Financials	12.4	10.5
Health Care	8.3	9.5
Energy	6.6	5.9
Consumer Staples	2.3	1.7
Telecommunication Services	2.3	2.1
Utilities	0.6	0.8

Semiannual Report

Investments April 30, 2011

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 6.8%
Ausenco Ltd.	327,607	$ 1,034,557
Austal Ltd.	757,486	2,574,809
Australian Worldwide Exploration Ltd. (a)	1,025,509	1,754,174
Azumah Resources Ltd. (a)	477,794	330,058
Blackgold International Holdings Ltd.	1,950,000	427,635
BlueScope Steel Ltd.	214,319	406,551
carsales.com Ltd.	273,240	1,536,987
Centamin Egypt Ltd. (United Kingdom) (a)	2,018,614	4,383,461
Dart Energy Ltd. (a)(h)	3,642,982	3,035,843
DUET Group	730,905	1,362,443
Goodman Group unit	5,448,774	4,241,952
Iluka Resources Ltd.	352,416	4,834,166
Industrea Ltd.	1,166,528	1,905,856
Iress Market Technology Ltd.	142,341	1,426,543
Ironbark Zinc Ltd. (a)	2,305,831	657,369
Kingsgate Consolidated NL	99,427	846,008
Lynas Corp. Ltd. (a)(e)	1,537,632	3,523,768
MAp Group unit	226,044	731,179
Medusa Mining Ltd.	239,743	2,110,912
Mineral Deposits Ltd. (a)	204,751	1,504,213
Mineral Deposits Ltd. (Canada) (a)	457,000	3,502,008
Mirabela Nickel Ltd. (a)	674,138	1,456,209
Monto Minerals Ltd. (a)	273,551	5,699
Navitas Ltd.	600,374	2,679,322
Normandy Mt. Leyshon Ltd. (a)	1,969,993	561,625
Northern Iron Ltd. (a)	423,362	817,021
Panaust Ltd. (a)	2,277,343	1,922,772
Ramsay Health Care Ltd.	174,006	3,451,528
realestate.com.au Ltd.	83,173	1,253,989
Red 5 Ltd. (a)	3,177,467	540,034
SAI Global Ltd.	981,432	5,380,701
SomnoMed Ltd. (a)	531,849	758,124
Spark Infrastructure Group unit (g)	1,461,561	1,899,083
Super Cheap Auto Group Ltd.	418,573	3,299,960
Tiger Resources Ltd. (a)(e)	16,688,264	11,345,183
Wotif.com Holdings Ltd.	547,560	3,422,277
TOTAL AUSTRALIA		80,924,019
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.9%
Informa PLC	1,249,285	$ 8,695,719
Renewable Energy Generation Ltd.	1,956,000	1,801,100
TOTAL BAILIWICK OF JERSEY		10,496,819
Belgium - 0.8%
EVS Broadcast Equipment SA	69,300	4,747,431
Hansen Transmissions International NV (a)	6,150,900	5,111,546
TOTAL BELGIUM		9,858,977
Bermuda - 3.1%
Aquarius Platinum Ltd.:
(Australia)	537,585	2,906,047
(United Kingdom)	1,502,800	8,640,374
Asia Satellite Telecommunications Holdings Ltd.	271,000	574,361
Asian Citrus Holdings Ltd.	651,722	741,823
Biosensors International Group Ltd. (a)	1,769,000	1,951,023
China Animal Healthcare Ltd.	3,327,000	815,408
China Green (Holdings) Ltd.	432,000	369,350
China LotSynergy Holdings Ltd. (a)	7,324,000	202,755
China Water Affairs Group Ltd.	1,134,000	429,286
Luk Fook Holdings International Ltd.	1,009,000	3,735,209
Man Wah Holdings Ltd.	348,000	431,511
Mingyuan Medicare Development Co. Ltd.	3,950,000	350,939
Noble Group Ltd.	315,272	574,369
Oakley Capital Investments Ltd. (a)	1,596,500	4,026,858
Petra Diamonds Ltd. (a)	2,273,612	6,969,039
Texwinca Holdings Ltd.	1,090,000	1,229,466
Vtech Holdings Ltd.	287,000	3,270,476
TOTAL BERMUDA		37,218,294
British Virgin Islands - 0.5%
Kalahari Energy (a)(i)	1,451,000	15
Playtech Ltd. (e)	1,083,524	5,841,512
TOTAL BRITISH VIRGIN ISLANDS		5,841,527
Canada - 0.9%
AirSea Lines (a)(i)	1,893,338	28
AirSea Lines warrants 8/4/11 (a)(i)	1,862,300	28
Banro Corp. (a)	794,600	2,880,750
Equinox Minerals Ltd. unit (a)	284,522	2,420,952
Platmin Ltd. (a)	2,492,800	2,102,806
Rock Well Petroleum, Inc. (a)(i)	770,400	8
Common Stocks - continued
	Shares	Value
Canada - continued
Starfield Resources, Inc. (a)	4,328,075	$ 320,225
Teranga Gold Corp. (a)	1,338,099	3,323,679
TOTAL CANADA		11,048,476
Cayman Islands - 2.6%
AirMedia Group, Inc. ADR (a)(e)	71,900	342,244
Airtac International Group (a)	135,000	1,049,503
China Automation Group Ltd.	509,000	445,669
China Corn Oil Co. Ltd.	847,000	569,298
China Haidian Holdings Ltd.	1,164,000	151,377
China High Precision Automation Group Ltd.	712,000	578,489
China Lilang Ltd.	340,000	483,319
China Metal International Holdings, Inc.	2,002,000	603,206
China Real Estate Information Corp. ADR (a)(e)	75,300	658,122
CNinsure, Inc. ADR (e)	31,900	468,292
Ctrip.com International Ltd. sponsored ADR (a)	40,700	1,982,904
Daphne International Holdings Ltd.	1,114,000	892,198
EVA Precision Industrial Holdings Ltd.	5,686,000	4,868,715
Fook Woo Group Holdings Ltd.	2,055,000	637,697
Haitian International Holdings Ltd.	575,000	851,435
Hengdeli Holdings Ltd.	932,000	558,026
Kingdee International Software Group Co. Ltd.	1,334,400	855,660
KongZhong Corp. sponsored ADR (a)	46,600	407,284
Little Sheep Group Ltd.	614,000	395,298
Marwyn Value Investors II Ltd. (a)	1,971,700	4,100,442
Ming Fai International Holdings Ltd.	4,092,000	1,217,120
Ming Fung Jewellery Group Ltd.	7,250,000	886,844
Minth Group Ltd.	574,000	882,474
Neo-Neon Holdings Ltd.	804,000	295,044
Orchid Developments Group Ltd. (a)	1,211,000	333,771
Perfect World Co. Ltd. sponsored ADR Class B (a)	34,900	949,629
Ruinian International Ltd.	409,000	279,116
Sino-Life Group Ltd. (a)	3,020,000	229,427
SouFun Holdings Ltd. ADR (e)	49,000	1,129,450
VST Holdings Ltd. (a)	1,582,000	450,178
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	28,500	501,600
Xingda International Holdings Ltd.	1,550,000	1,788,239
Xueda Education Group sponsored ADR	58,600	642,842
Yip's Chemical Holdings Ltd.	592,000	708,909
TOTAL CAYMAN ISLANDS		31,193,821
Common Stocks - continued
	Shares	Value
China - 1.2%
51job, Inc. sponsored ADR (a)	12,800	$ 716,672
AMVIG Holdings Ltd.	764,000	551,877
Baidu.com, Inc. sponsored ADR (a)	9,200	1,366,384
Beijing Jingkelong Co. Ltd. (H Shares)	379,000	488,006
China Metal Recycling (Holdings) Ltd.	436,800	606,300
China Resources Gas Group Ltd.	400,000	582,002
Dalian Port (PDA) Co. Ltd. (H Shares)	1,786,000	699,103
Digital China Holdings Ltd. (H Shares)	239,000	464,687
Global Bio-Chem Technology Group Co. Ltd. (a)	3,032,800	738,060
People's Food Holdings Ltd.	992,000	615,923
Royale Furniture Holdings Ltd.	1,854,000	876,116
Sino Prosper State Gold Resources Holdings, Ltd. (a)	74,820,000	4,142,590
Weiqiao Textile Co. Ltd. (H Shares)	2,055,500	1,852,684
Zhaojin Mining Industry Co. Ltd. (H Shares)	58,500	270,795
TOTAL CHINA		13,971,199
Cyprus - 0.7%
Buried Hill Energy (Cyprus) PCL (a)(i)	1,947,000	4,867,500
Mirland Development Corp. PLC (a)	822,600	3,740,908
TOTAL CYPRUS		8,608,408
Denmark - 0.7%
DSV de Sammensluttede Vognmaend A/S	297,600	7,778,538
William Demant Holding A/S (a)	200	18,646
TOTAL DENMARK		7,797,184
France - 6.5%
Altamir Amboise (a)	584,200	7,182,131
ALTEN	125,000	5,127,729
Audika SA	113,900	3,409,602
Delachaux SA	81,116	9,185,393
Devoteam SA	42,500	1,177,184
Faiveley Transport	54,697	5,573,983
Iliad Group SA	50,636	6,509,427
Ipsos SA	184,600	9,597,376
LeGuide.com SA (a)	94,400	3,413,135
Maisons France Confort	93,944	4,957,909
Meetic	147,100	3,316,202
Pierre & Vacances	34,753	3,100,408
Sartorius Stedim Biotech (e)	57,000	3,567,100
Sopra Group SA	41,300	4,860,239
Common Stocks - continued
	Shares	Value
France - continued
SR Teleperformance SA	153,600	$ 5,861,855
Trigano SA	23,987	857,683
TOTAL FRANCE		77,697,356
Germany - 10.0%
Bilfinger Berger Se AG	86,034	8,287,005
CENTROTEC Sustainable AG	226,778	7,945,799
CTS Eventim AG	119,513	8,957,346
Delticom AG (e)	49,200	5,349,028
Drillisch AG	712,400	8,051,229
GFK AG	142,601	8,089,749
HeidelbergCement AG (e)	129,066	9,870,239
KROMI Logistik AG	123,000	1,557,704
Lanxess AG	131,385	12,052,040
MTU Aero Engines Holdings AG (e)	84,500	6,477,102
Rational AG (e)	16,720	4,622,511
Rheinmetall AG	60,500	5,426,939
RIB Software AG	413,200	4,650,830
STRATEC Biomedical Systems AG (e)	81,110	3,652,260
Stroer Out-of-Home Media AG	194,100	6,325,020
Tom Tailor Holding AG (a)	242,500	4,759,281
United Internet AG	409,781	8,030,182
Wacker Chemie AG	25,400	6,294,241
TOTAL GERMANY		120,398,505
Greece - 0.0%
Babis Vovos International Technical SA (a)	149,200	123,757
Hong Kong - 0.8%
China Everbright Ltd.	352,000	776,854
Dah Sing Financial Holdings Ltd.	172,000	1,077,450
GZI Transport Ltd.	1,294,000	714,788
I.T Ltd.	2,016,000	1,622,394
Magnificent Estates Ltd.	29,326,000	1,283,860
REXCAPITAL Financial Holdings Ltd.	4,600,000	467,919
Techtronic Industries Co. Ltd.	2,729,500	3,725,416
Tian An China Investments Co. Ltd.	750,000	500,238
TOTAL HONG KONG		10,168,919
Iceland - 0.5%
Ossur hf (a)	3,626,700	6,266,716
India - 0.3%
Educomp Solutions Ltd.	44,518	479,935
Common Stocks - continued
	Shares	Value
India - continued
Financial Technologies India Ltd.	23,352	$ 454,930
Geodesic Ltd.	256,340	478,737
Gitanjali Gems Ltd.	111,095	669,758
Grasim Industries Ltd.	9,911	576,730
Indian Overseas Bank	186,286	642,141
IndusInd Bank Ltd.	91,917	560,555
Pantaloon Retail India Ltd.	5,603	42,338
TOTAL INDIA		3,905,124
Indonesia - 0.6%
PT AKR Corporindo Tbk	5,897,000	1,177,473
PT Bakrieland Development Tbk	22,195,000	373,200
PT Bank Bukopin Tbk	9,808,000	824,588
PT Clipan Finance Indonesia Tbk	6,502,000	577,011
PT Jasa Marga Tbk	1,205,000	464,328
PT Lippo Karawaci Tbk	11,613,125	1,057,712
PT Mayora Indah Tbk	372,500	478,457
PT Mitra Adiperkasa Tbk	2,179,500	833,474
PT Nippon Indosari Corpindo Tbk	1,712,000	564,737
PT Tower Bersama Infrastructure Tbk	1,675,500	474,439
TOTAL INDONESIA		6,825,419
Ireland - 2.3%
Elan Corp. PLC (a)	530,300	4,263,060
Elan Corp. PLC sponsored ADR (a)	654,100	5,298,210
James Hardie Industries NV CDI (a)	174,676	1,130,040
Kenmare Resources PLC (a)	14,493,500	11,335,095
Paddy Power PLC (Ireland)	16,100	786,962
Petroceltic International PLC (a)	17,319,600	3,471,679
Petroneft Resources PLC (a)	1,748,000	1,864,179
Vimio PLC (a)	867,300	14
TOTAL IRELAND		28,149,239
Isle of Man - 2.0%
Bahamas Petroleum Co. PLC (a)	13,324,710	4,006,367
Exillon Energy PLC (a)(e)	1,163,900	9,100,700
IBS Group Holding Ltd. GDR (Reg. S)	343,200	11,081,983
TOTAL ISLE OF MAN		24,189,050
Common Stocks - continued
	Shares	Value
Italy - 1.3%
Piaggio & C SpA	1,657,700	$ 6,482,217
Tod's SpA	65,712	8,920,534
TOTAL ITALY		15,402,751
Japan - 22.0%
ABC-Mart, Inc.	76,200	2,854,705
Accordia Golf Co. Ltd.	1,525	983,481
Aeon Credit Service Co. Ltd.	147,500	1,999,786
Air Water, Inc.	203,000	2,453,752
ARCS Co. Ltd.	164,300	2,544,580
Asahi Co. Ltd.	87,000	1,796,228
Asahi Diamond Industrial Co. Ltd.	62,000	1,289,523
Asahi Intecc Co. Ltd.	318,600	6,735,586
ASKUL Corp.	104,800	1,447,117
Avex Group Holdings, Inc.	218,800	2,719,541
Calbee, Inc.	31,600	1,010,259
Cellseed, Inc. (a)	11,700	194,662
Chiba Bank Ltd.	320,000	1,894,370
Chiyoda Corp.	224,000	2,229,578
Circle K Sunkus Co. Ltd.	91,900	1,418,952
Create SD Holdings Co. Ltd.	48,200	1,134,231
Credit Saison Co. Ltd.	209,900	3,519,241
CyberAgent, Inc.	2,548	9,175,931
Daido Metal Co. Ltd.	202,000	1,824,197
Daihen Corp.	256,000	1,027,131
Daikyo, Inc. (a)(e)	512,000	825,825
Digital Garage, Inc. (a)(e)	672	3,694,041
Disco Corp.	26,600	1,825,163
Don Quijote Co. Ltd.	97,700	3,658,638
Ebara Corp. (a)	694,000	3,915,079
EPS Co. Ltd.	221	506,757
Exedy Corp.	145,100	4,634,932
Ferrotec Corp.	145,400	3,324,660
FreeBit Co., Ltd. (e)	215	813,823
Fuji Oil Co. Ltd.	196,100	2,722,034
Fuji Seal International, Inc.	78,300	1,652,043
Furuya Metal Co. Ltd.	33,400	2,195,879
Glory Ltd.	35,700	783,949
GREE, Inc.	239,800	4,937,682
Horiba Ltd.	62,100	1,868,141
Hulic Co. Ltd.	165,900	1,386,890
Ibiden Co. Ltd.	102,900	3,473,733
Common Stocks - continued
	Shares	Value
Japan - continued
Ichigo Group Holdings Co. Ltd. (a)(e)	6,018	$ 711,934
Isetan Mitsukoshi Holdings Ltd.	262,100	2,529,892
Iwatsuka Confectionary Co. Ltd.	1,400	49,177
Japan Logistics Fund, Inc.	149	1,277,990
JP-Holdings, Inc. (e)	110,700	1,825,620
JTEKT Corp.	325,500	4,227,809
Kenedix Realty Investment Corp.	707	3,004,404
KOMERI Co. Ltd.	123,700	3,367,490
Kuraray Co. Ltd.	345,600	5,033,908
Maeda Corp.	595,000	1,808,020
Makino Milling Machine Co. Ltd. (a)	302,000	2,838,659
Maruwa Ceramic Co. Ltd.	109,700	4,056,890
Message Co. Ltd.	1,845	5,295,139
Minebea Ltd.	627,000	3,392,649
Misumi Group, Inc.	221,600	5,587,280
Mitsubishi UFJ Lease & Finance Co. Ltd.	110,580	4,419,957
Mitsumi Electric Co. Ltd.	157,400	2,018,091
mixi, Inc. (e)	355	1,381,059
Nabtesco Corp.	302,700	7,748,335
Nichi-iko Pharmaceutical Co. Ltd.	41,300	1,067,401
Nihon M&A Center, Inc.	532	2,832,483
Nippon Ceramic Co. Ltd.	71,600	1,515,114
Nippon Shinyaku Co. Ltd.	299,000	3,899,541
Nippon Shokubai Co. Ltd.	371,000	4,868,922
Nomura Real Estate Holdings, Inc.	143,800	2,220,992
Nomura Real Estate Residential Fund, Inc.	441	2,708,402
NS Solutions Corp.	63,400	1,212,143
NTT Urban Development Co.	1,270	1,053,650
Osaka Securities Exchange Co. Ltd.	154	786,471
OSAKA Titanium technologies Co. Ltd. (e)	55,800	4,333,499
Otsuka Corp.	17,000	1,067,611
Outsourcing, Inc.	326,300	1,432,731
Pigeon Corp.	58,900	2,027,988
Point, Inc.	43,190	1,976,000
Pola Orbis Holdings, Inc.	114,200	2,528,597
Rensas Electronics Corp. (a)(e)	352,700	3,056,648
Riso Kagaku Corp.	178,300	3,355,785
Saizeriya Co. Ltd.	68,900	1,174,738
Sanken Electric Co. Ltd.	430,000	2,303,784
Sankyu, Inc.	423,000	1,943,723
Santen Pharmaceutical Co. Ltd.	69,100	2,672,453
Sawada Holdings Co. Ltd. (a)	214,800	2,088,828
Common Stocks - continued
	Shares	Value
Japan - continued
Sekisui Chemical Co. Ltd.	499,000	$ 4,186,070
Shimadzu Corp.	272,000	2,362,804
Shimamura Co. Ltd.	32,000	3,013,081
Shin-Kobe Electric Machinery Co. Ltd. (e)	393,000	6,046,567
Shinsei Bank Ltd. (a)	1,213,000	1,458,542
SHO-BI Corp.	85,000	511,538
SHO-BOND Holdings Co. Ltd.	118,600	3,104,665
So-net M3, Inc. (e)	432	2,807,424
Sony Financial Holdings, Inc.	242,200	4,501,084
SRI Sports Ltd.	1,276	1,389,830
Sumitomo Mitsui Trust Holdings, Inc.	923,800	3,180,010
Sysmex Corp.	52,600	1,842,086
SystemPro Co. Ltd.	1,980	2,177,773
Takata Corp.	93,100	2,828,389
Tera Probe, Inc. (e)	31,400	823,614
The Suruga Bank Ltd.	261,000	2,178,218
Toho Co. Ltd.	120,000	1,816,541
Tokai Carbon Co. Ltd.	500,000	2,636,757
Toto Ltd.	548,000	4,302,420
Toyota Boshoku Corp.	39,100	609,226
Tsubakimoto Chain Co.	281,000	1,494,901
United Technology Holdings Co. Ltd.	394	270,495
Yamatake Corp.	180,700	4,629,563
Yamato Kogyo Co. Ltd.	80,000	2,639,951
TOTAL JAPAN		263,985,476
Korea (South) - 0.8%
AnaPass, Inc.	30,906	487,380
Com2uS Corp. (a)	45,437	442,250
Daou Technology, Inc.	197,150	1,690,120
Duksan Hi-Metal Co. Ltd. (a)	59,545	1,267,804
Fila Korea Ltd.	7,480	498,433
Foosung Co. Ltd. (a)	67,310	521,597
Hyosung Corp.	6,493	534,145
KC Tech Co. Ltd.	129,924	1,008,020
Lock & Lock Co. Ltd.	32,262	1,182,084
Power Logics Co. Ltd. (a)	72,818	562,235
The Basic House Co. Ltd.	40,120	893,641
TK Corp. (a)	41,133	929,679
TOTAL KOREA (SOUTH)		10,017,388
Common Stocks - continued
	Shares	Value
Luxembourg - 1.0%
GlobeOp Financial Services SA	1,176,485	$ 8,528,970
SAF-Holland SA (a)	335,401	4,058,823
TOTAL LUXEMBOURG		12,587,793
Malaysia - 0.3%
JobStreet Corp. Bhd	1,223,100	1,114,724
Lion Industries Corp. Bhd	963,900	549,870
Osk Holdings Bhd	1,426,800	838,019
Top Glove Corp. Bhd	222,000	388,922
WCT Bhd	601,400	617,133
TOTAL MALAYSIA		3,508,668
Netherlands - 1.9%
CSM NV (exchangeable)	144,500	5,535,974
Gemalto NV	192,073	9,845,072
SMARTRAC NV (a)	77,844	1,777,965
Wavin NV (a)	296,512	5,305,458
TOTAL NETHERLANDS		22,464,469
Norway - 2.4%
Aker Drilling ASA (a)	1,846,200	6,334,232
Aker Solutions ASA	389,100	9,389,396
Pronova BioPharma ASA (a)	798,024	1,308,149
Schibsted ASA (B Shares)	214,200	6,438,636
Sevan Drilling ASA	2,350,000	3,583,444
Sevan Marine ASA (a)	2,052,500	1,450,660
TOTAL NORWAY		28,504,517
Philippines - 0.2%
Alliance Global Group, Inc.	3,295,000	912,947
Belle Corp. (a)	9,660,000	1,241,210
TOTAL PHILIPPINES		2,154,157
Poland - 0.6%
Warsaw Stock Exchange	384,274	7,274,215
Singapore - 1.7%
China Minzhong Food Corp. Ltd.	547,000	808,848
CSE Global Ltd.	1,069,000	1,013,063
First (REIT)	1,261,000	757,187
Goodpack Ltd.	1,516,000	2,452,253
Hyflux Ltd.	597,000	1,048,609
Oceanus Group Ltd. (a)	2,071,000	465,279
Pertama Holdings Ltd. (f)	21,312,000	8,009,085
Common Stocks - continued
	Shares	Value
Singapore - continued
Petra Foods Ltd.	370,000	$ 510,845
Raffles Medical Group Ltd.	431,000	799,289
Straits Asia Resources Ltd.	316,000	761,570
Suntec (REIT)	1,951,000	2,422,711
Yanlord Land Group Ltd.	668,000	791,308
TOTAL SINGAPORE		19,840,047
South Africa - 0.3%
Blue Label Telecoms Ltd.	3,301,500	3,080,981
Spain - 0.9%
Bolsas Y Mercados Espanoles	50,900	1,723,863
Obrascon Huarte Lain SA	209,300	8,575,019
TOTAL SPAIN		10,298,882
Sweden - 1.6%
Elekta AB (B Shares)	272,900	12,435,949
Modern Times Group MTG AB (B Shares)	87,500	6,703,483
XCounter AB (a)	1,108,000	41,643
TOTAL SWEDEN		19,181,075
Switzerland - 1.6%
Leclanche SA (a)	79,000	2,492,863
Panalpina Welttransport Holding AG (a)	50,090	6,774,005
VZ Holding AG	59,910	9,341,570
TOTAL SWITZERLAND		18,608,438
Taiwan - 0.0%
Tong Hsing Electronics Industries Ltd.	143,000	608,192
United Kingdom - 18.1%
Abcam PLC	980,500	6,448,945
African Barrick Gold Ltd.	660,600	5,815,267
Amerisur Resources PLC (a)	6,240,712	2,501,876
Ashmore Group PLC	1,196,700	7,458,148
Aurelian Oil & Gas PLC (a)	5,996,200	7,061,317
Avanti Communications Group PLC (a)(e)	494,400	3,840,183
Aveva Group PLC	203,000	5,428,850
Bond International Software PLC	843,266	591,608
Borders & Southern Petroleum PLC (a)	698,500	787,573
Bowleven PLC (a)	450,100	2,210,430
Cadogan Petroleum PLC (a)	1,723,100	1,381,568
Central Asia Metals PLC (a)	1,538,400	2,197,131
Ceres Power Holdings PLC (a)(e)	421,400	323,797
Common Stocks - continued
	Shares	Value
United Kingdom - continued
China Goldmines PLC (a)	669,353	$ 268,341
Conygar Investment Co. PLC	2,408,300	4,304,422
Cove Energy PLC (a)	2,959,800	4,647,407
Craneware PLC	847,300	7,918,771
EMIS Group PLC	398,545	3,292,033
European Nickel PLC (a)	335,950	77,161
Faroe Petroleum PLC (a)	480,947	1,413,938
GoIndustry-DoveBid PLC (a)	117,989	256,215
ICAP PLC	1,055,900	9,145,175
IG Group Holdings PLC	1,326,300	10,346,159
Inchcape PLC	738,920	4,497,760
International Personal Finance PLC	1,431,100	8,785,122
Jazztel PLC (a)(e)	1,151,200	7,042,300
Johnson Matthey PLC	187,700	6,280,088
Jubilee Platinum PLC (a)	2,985,047	1,346,280
Keronite PLC (a)(i)	13,620,267	228
London Mining PLC (a)	1,736,500	12,552,569
Moneysupermarket.com Group PLC	4,920,400	7,808,084
Monitise PLC (a)	4,772,600	1,993,038
Mothercare PLC	547,400	3,839,469
Nautical Petroleum PLC (a)	435,207	2,853,356
NCC Group Ltd.	239,415	2,321,529
Ocado Group PLC (a)(e)	1,180,900	4,465,911
Pureprofile Media PLC (a)(i)	1,108,572	740,703
Redhall Group PLC	536,600	658,807
Regenersis PLC (a)	1,425,100	1,594,926
Robert Walters PLC	937,800	4,824,823
Rockhopper Exploration PLC (a)	716,000	2,846,495
Royalblue Group PLC	202,542	5,984,990
SDL PLC	595,062	6,441,065
Serco Group PLC	481,786	4,551,005
SIG PLC (a)	1,551,900	3,624,027
Silence Therapeutics PLC (a)	1,125,400	40,229
Silence Therapeutics PLC rights 5/13/11 (a)	568,602	1,330
Silverdell PLC (a)	5,693,400	1,141,231
Sinclair Pharma PLC (a)	4,408,649	2,614,294
Sphere Medical Holding PLC (a)(i)	555,599	1,577,723
Sthree PLC	1,128,809	8,254,993
Synergy Health PLC	299,653	4,234,572
Ted Baker PLC	313,369	3,795,024
TMO Renewables Ltd. (i)	1,000,000	584,640
Travis Perkins PLC	405,400	7,279,687
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Valiant Petroleum PLC (a)	169,200	$ 1,517,732
Xchanging PLC	1,576,500	2,106,708
Zenergy Power PLC (a)	855,520	180,419
Zytronic PLC	173,800	635,791
TOTAL UNITED KINGDOM		216,733,263
United States of America - 0.8%
ChinaCast Education Corp. (a)(e)	70,100	428,311
CTC Media, Inc.	192,200	4,530,154
KIT Digital, Inc. (a)(e)	428,400	4,930,884
Mudalla Technology, Inc. (a)	996,527	17
XL TechGroup, Inc. (a)	1,329,250	22
TOTAL UNITED STATES OF AMERICA		9,889,388
TOTAL COMMON STOCKS (Cost $926,870,149)		1,158,822,509
Convertible Bonds - 0.2%
		Principal Amount (d)
France - 0.2%
Pierre & Vacances 4% 10/1/15	EUR	1,696,800	2,004,544
United Kingdom - 0.0%
Sphere Medical Holding PLC 8% 12/31/12 (i)	GBP	57,874	96,673
TOTAL CONVERTIBLE BONDS (Cost $1,867,094)			2,101,217
Government Obligations - 0.2%

Germany - 0.2%
German Federal Republic 0.4056% to 0.6338% 5/11/11 (Cost $1,723,582)	EUR	1,250,000	1,851,004
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	30,339,857	$ 30,339,857
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	47,719,207	47,719,207
TOTAL MONEY MARKET FUNDS (Cost $78,059,064)		78,059,064
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $1,008,519,889)		1,240,833,794
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(42,921,980)
NET ASSETS - 100%		$ 1,197,911,814
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,899,083 or 0.2% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,867,546 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
AirSea Lines warrants 8/4/11	8/4/06	$ 2
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
Sphere Medical Holding PLC	8/27/08 - 3/16/10	$ 1,661,727
Sphere Medical Holding PLC 8% 12/31/12	4/21/11	$ 95,640
TMO Renewables Ltd.	10/27/05	$ 535,065
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,818
Fidelity Securities Lending Cash Central Fund	279,015
Total	$ 324,833
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Centurion Electronics PLC	$ 12	$ -	$ 109	$ -	$ -
Pertama Holdings Ltd.	7,080,399	-	-	166,872	8,009,085
Total	$ 7,080,411	$ -	$ 109	$ 166,872	$ 8,009,085
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 263,985,476	$ -	$ 263,985,476	$ -
United Kingdom	216,733,263	213,560,298	1,330	3,171,635
Germany	120,398,505	120,398,505	-	-
Australia	80,924,019	80,924,019	-	-
France	77,697,356	77,697,356	-	-
Bermuda	37,218,294	37,218,294	-	-
Cayman Islands	31,193,821	30,464,752	333,771	395,298
Norway	28,504,517	24,921,073	3,583,444	-
Ireland	28,149,239	23,886,165	4,263,060	14
Canada	11,048,476	11,048,412	-	64
United States of America	9,889,388	9,889,349	-	39
Cyprus	8,608,408	3,740,908	-	4,867,500
British Virgin Islands	5,841,527	5,841,512	-	15
Other	238,630,220	236,943,675	1,686,545	-
Corporate Bonds	2,101,217	-	2,004,544	96,673
Government Obligations	1,851,004	-	1,851,004	-
Money Market Funds	78,059,064	78,059,064	-	-
Total Investments in Securities:	$ 1,240,833,794	$ 954,593,382	$ 277,709,174	$ 8,531,238
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,166,674
Total Realized Gain (Loss)	(2,113,445)
Total Unrealized Gain (Loss)	2,678,050
Cost of Purchases	95,640
Proceeds of Sales	(123,034)
Amortization/Accretion	-
Transfers in to Level 3	400,026
Transfers out of Level 3	(572,673)
Ending Balance	$ 8,531,238
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 552,529

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $78,127,356 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011

Assets
Investment in securities, at value (including securities loaned of $45,312,585) - See accompanying schedule: Unaffiliated issuers (cost $925,084,128)	$ 1,154,765,645
Fidelity Central Funds (cost $78,059,064)	78,059,064
Other affiliated issuers (cost $5,376,697)	8,009,085
Total Investments (cost $1,008,519,889)		$ 1,240,833,794
Cash		25,734
Foreign currency held at value (cost $819,563)		828,650
Receivable for investments sold		11,071,826
Receivable for fund shares sold		1,505,960
Dividends receivable		3,181,654
Interest receivable		18,371
Distributions receivable from Fidelity Central Funds		54,980
Prepaid expenses		772
Other receivables		184,090
Total assets		1,257,705,831

Liabilities
Payable for investments purchased Regular delivery	$ 8,417,097
Delayed delivery	692,593
Payable for fund shares redeemed	1,626,514
Accrued management fee	873,801
Distribution and service plan fees payable	25,115
Other affiliated payables	269,064
Other payables and accrued expenses	170,626
Collateral on securities loaned, at value	47,719,207
Total liabilities		59,794,017

Net Assets		$ 1,197,911,814
Net Assets consist of:
Paid in capital		$ 1,061,280,087
Undistributed net investment income		9,924
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(95,685,700)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		232,307,503
Net Assets		$ 1,197,911,814

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,969,895 ÷ 1,050,186 shares)	$ 22.82

Maximum offering price per share (100/94.25 of $22.82)	$ 24.21
Class T: Net Asset Value and redemption price per share ($17,018,347 ÷ 751,642 shares)	$ 22.64

Maximum offering price per share (100/96.50 of $22.64)	$ 23.46
Class B: Net Asset Value and offering price per share ($3,011,831 ÷ 135,737 shares)A	$ 22.19

Class C: Net Asset Value and offering price per share ($13,590,542 ÷ 612,426 shares)A	$ 22.19

International Small Cap: Net Asset Value, offering price and redemption price per share ($1,121,190,459 ÷ 48,543,750 shares)	$ 23.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,130,740 ÷ 828,166 shares)	$ 23.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2011

Investment Income
Dividends (including $166,872 earned from other affiliated issuers)		$ 6,361,167
Interest		24,620
Income from Fidelity Central Funds		324,833
Income before foreign taxes withheld		6,710,620
Less foreign taxes withheld		(310,947)
Total income		6,399,673
Expenses
Management fee Basic fee	$ 4,359,015
Performance adjustment	270,924
Transfer agent fees	1,260,898
Distribution and service plan fees	153,690
Accounting and security lending fees	239,818
Custodian fees and expenses	152,785
Independent trustees' compensation	2,410
Registration fees	75,219
Audit	75,849
Legal	1,547
Miscellaneous	4,266
Total expenses before reductions	6,596,421
Expense reductions	(196,137)	6,400,284
Net investment income (loss)		(611)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,444)	20,155,538
Other affiliated issuers	(324,026)
Foreign currency transactions	(2,717)
Futures contracts	(1,613,875)
Total net realized gain (loss)		18,214,920
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $26,590)	131,039,136
Assets and liabilities in foreign currencies	(12,284)
Futures contracts	(53,183)
Total change in net unrealized appreciation (depreciation)		130,973,669
Net gain (loss)		149,188,589
Net increase (decrease) in net assets resulting from operations		$ 149,187,978

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (611)	$ 2,524,061
Net realized gain (loss)	18,214,920	45,718,988
Change in net unrealized appreciation (depreciation)	130,973,669	97,376,459
Net increase (decrease) in net assets resulting from operations	149,187,978	145,619,508
Distributions to shareholders from net investment income	(2,430,566)	(3,368,409)
Distributions to shareholders from net realized gain	(28,246,937)	(14,323,742)
Total distributions	(30,677,503)	(17,692,151)
Share transactions - net increase (decrease)	209,769,228	26,936,768
Redemption fees	152,445	118,859
Total increase (decrease) in net assets	328,432,148	154,982,984

Net Assets
Beginning of period	869,479,666	714,496,682
End of period (including undistributed net investment income of $9,924 and undistributed net investment income of $2,441,101, respectively)	$ 1,197,911,814	$ 869,479,666

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.42	$ 17.28	$ 11.91	$ 31.14	$ 28.79	$ 26.69
Income from Investment Operations
Net investment income (loss) E	(.03)	.03	.06	- J	.03	(.02)
Net realized and unrealized gain (loss)	3.11	3.51	5.31	(14.03)	7.97	5.05
Total from investment operations	3.08	3.54	5.37	(14.03)	8.00	5.03
Distributions from net investment income	(.02)	(.06)	-	(.03)	-	(.05)
Distributions from net realized gain	(.66)	(.34)	-	(5.18)	(5.65)	(2.89)
Total distributions	(.68)	(.40)	-	(5.20) K	(5.65)	(2.94)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 22.82	$ 20.42	$ 17.28	$ 11.91	$ 31.14	$ 28.79
Total Return B,C,D	15.48%	20.85%	45.09%	(53.35)%	33.43%	20.22%
Ratios to Average Net Assets F,I
Expenses before reductions	1.57% A	1.71%	1.75%	1.82%	1.53%	1.64%
Expenses net of fee waivers, if any	1.55%A	1.65%	1.65%	1.65%	1.53%	1.64%
Expenses net of all reductions	1.53% A	1.63%	1.62%	1.60%	1.49%	1.58%
Net investment income (loss)	(.28)% A	.16%	.41%	-% H	.10%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,970	$ 19,720	$ 17,590	$ 13,561	$ 38,585	$ 36,701
Portfolio turnover rate G	45% A	66%	81%	113%	70%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $5.20 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.23	$ 17.14	$ 11.84	$ 30.96	$ 28.64	$ 26.57
Income from Investment Operations
Net investment income (loss) E	(.06)	(.02)	.02	(.05)	(.04)	(.09)
Net realized and unrealized gain (loss)	3.10	3.47	5.28	(13.95)	7.93	5.03
Total from investment operations	3.04	3.45	5.30	(14.00)	7.89	4.94
Distributions from net investment income	-	(.02)	-	-	-	-
Distributions from net realized gain	(.63)	(.34)	-	(5.12)	(5.57)	(2.88)
Total distributions	(.63)	(.36)	-	(5.12)	(5.57)	(2.88)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 22.64	$ 20.23	$ 17.14	$ 11.84	$ 30.96	$ 28.64
Total Return B,C,D	15.40%	20.46%	44.76%	(53.46)%	33.07%	19.93%
Ratios to Average Net Assets F,H
Expenses before reductions	1.82% A	1.97%	2.00%	2.07%	1.77%	1.89%
Expenses net of fee waivers, if any	1.80% A	1.90%	1.90%	1.90%	1.77%	1.89%
Expenses net of all reductions	1.79% A	1.88%	1.86%	1.86%	1.73%	1.83%
Net investment income (loss)	(.53)% A	(.09)%	.16%	(.25)%	(.14)%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,018	$ 16,092	$ 15,760	$ 13,493	$ 40,823	$ 41,982
Portfolio turnover rate G	45% A	66%	81%	113%	70%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.79	$ 16.78	$ 11.65	$ 30.49	$ 28.26	$ 26.24
Income from Investment Operations
Net investment income (loss) E	(.11)	(.10)	(.04)	(.16)	(.18)	(.24)
Net realized and unrealized gain (loss)	3.03	3.39	5.17	(13.73)	7.82	4.98
Total from investment operations	2.92	3.29	5.13	(13.89)	7.64	4.74
Distributions from net realized gain	(.52)	(.28)	-	(4.95)	(5.41)	(2.73)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 22.19	$ 19.79	$ 16.78	$ 11.65	$ 30.49	$ 28.26
Total Return B,C,D	15.08%	19.90%	44.03%	(53.68)%	32.38%	19.28%
Ratios to Average Net Assets F,H
Expenses before reductions	2.32% A	2.47%	2.49%	2.58%	2.30%	2.48%
Expenses net of fee waivers, if any	2.30% A	2.40%	2.40%	2.40%	2.30%	2.40%
Expenses net of all reductions	2.29% A	2.38%	2.36%	2.36%	2.26%	2.34%
Net investment income (loss)	(1.03)% A	(.59)%	(.33)%	(.75)%	(.66)%	(.84)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,012	$ 3,457	$ 3,601	$ 3,230	$ 10,704	$ 11,354
Portfolio turnover rate G	45% A	66%	81%	113%	70%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.85	$ 16.85	$ 11.70	$ 30.62	$ 28.33	$ 26.31
Income from Investment Operations
Net investment income (loss) E	(.10)	(.10)	(.04)	(.16)	(.17)	(.23)
Net realized and unrealized gain (loss)	3.03	3.40	5.19	(13.78)	7.85	4.99
Total from investment operations	2.93	3.30	5.15	(13.94)	7.68	4.76
Distributions from net realized gain	(.59)	(.30)	-	(4.98)	(5.39)	(2.75)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 22.19	$ 19.85	$ 16.85	$ 11.70	$ 30.62	$ 28.33
Total Return B,C,D	15.13%	19.86%	44.02%	(53.67)%	32.39%	19.34%
Ratios to Average Net Assets F,H
Expenses before reductions	2.26% A	2.42%	2.49%	2.57%	2.26%	2.38%
Expenses net of fee waivers, if any	2.24% A	2.40%	2.40%	2.40%	2.26%	2.38%
Expenses net of all reductions	2.22% A	2.37%	2.36%	2.36%	2.22%	2.32%
Net investment income (loss)	(.96)% A	(.59)%	(.33)%	(.76)%	(.62)%	(.81)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,591	$ 13,501	$ 5,814	$ 5,658	$ 20,094	$ 21,335
Portfolio turnover rate G	45% A	66%	81%	113%	70%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.66	$ 17.48	$ 12.03	$ 31.44	$ 29.03	$ 26.89
Income from Investment Operations
Net investment income (loss) D	- H	.07	.08	.03	.12	.08
Net realized and unrealized gain (loss)	3.16	3.53	5.37	(14.14)	8.03	5.08
Total from investment operations	3.16	3.60	5.45	(14.11)	8.15	5.16
Distributions from net investment income	(.06)	(.08)	-	(.12)	(.07)	(.14)
Distributions from net realized gain	(.66)	(.34)	-	(5.18)	(5.67)	(2.89)
Total distributions	(.72)	(.42)	-	(5.30)	(5.74)	(3.03)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 23.10	$ 20.66	$ 17.48	$ 12.03	$ 31.44	$ 29.03
Total Return B,C	15.74%	21.02%	45.30%	(53.25)%	33.82%	20.65%
Ratios to Average Net Assets E,G
Expenses before reductions	1.27% A	1.44%	1.48%	1.49%	1.19%	1.28%
Expenses net of fee waivers, if any	1.24% A	1.44%	1.48%	1.49%	1.19%	1.28%
Expenses net of all reductions	1.23% A	1.42%	1.44%	1.44%	1.15%	1.22%
Net investment income (loss)	.03% A	.37%	.58%	.16%	.45%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,121,190	$ 808,478	$ 669,035	$ 536,291	$ 1,663,761	$ 1,816,059
Portfolio turnover rate F	45% A	66%	81%	113%	70%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.66	$ 17.47	$ 12.01	$ 31.38	$ 28.99	$ 26.86
Income from Investment Operations
Net investment income (loss) D	.01	.09	.09	.05	.12	.08
Net realized and unrealized gain (loss)	3.15	3.53	5.37	(14.12)	8.02	5.07
Total from investment operations	3.16	3.62	5.46	(14.07)	8.14	5.15
Distributions from net investment income	(.06)	(.09)	-	(.12)	(.07)	(.14)
Distributions from net realized gain	(.66)	(.34)	-	(5.18)	(5.68)	(2.89)
Total distributions	(.72)	(.43)	-	(5.30)	(5.75)	(3.03)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 23.10	$ 20.66	$ 17.47	$ 12.01	$ 31.38	$ 28.99
Total Return B,C	15.72%	21.15%	45.46%	(53.22)%	33.84%	20.65%
Ratios to Average Net Assets E,G
Expenses before reductions	1.23% A	1.34%	1.45%	1.49%	1.18%	1.29%
Expenses net of fee waivers, if any	1.21% A	1.34%	1.40%	1.40%	1.18%	1.29%
Expenses net of all reductions	1.19% A	1.31%	1.37%	1.35%	1.14%	1.23%
Net investment income (loss)	.07% A	.47%	.66%	.25%	.45%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,131	$ 8,231	$ 2,696	$ 2,217	$ 7,774	$ 9,050
Portfolio turnover rate F	45% A	66%	81%	113%	70%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, certain foreign taxes, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 297,188,135
Gross unrealized depreciation	(87,289,569)
Net unrealized appreciation (depreciation) on securities and other investments	$ 209,898,566
Tax cost	$ 1,030,935,228

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $(1,613,875) and a change in net unrealized appreciation (depreciation) of $(53,183) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $408,906,730 and $219,582,837, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .91% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 27,585	$ 2,112
Class T	.25%	.25%	41,274	411
Class B	.75%	.25%	16,142	12,191
Class C	.75%	.25%	68,689	5,758
			$ 153,690	$ 20,472

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,001
Class T	1,109
Class B*	1,877
Class C*	63
$ 8,050

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 33,407.30
Class T	25,151.30
Class B	4,924.31
Class C	16,381.24
International Small Cap	1,169,622.25
Institutional Class	11,413.21
	$ 1,260,898

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $50 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,690 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $230,200. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $279,015, including $1,833 from securities loaned to FCM.

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $108,473.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $87,664 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 15,709	$ 59,453
Class T	-	16,412
International Small Cap	2,403,692	3,278,578
Institutional Class	11,165	13,966
Total	$ 2,430,566	$ 3,368,409

Semiannual Report

Notes to Financial Statements - continued

11. Distributions to Shareholders - continued

	Six months ended April 30, 2011	Year ended October 31, 2010
From net realized gain
Class A	$ 648,961	$ 354,632
Class T	496,268	310,013
Class B	87,007	60,241
Class C	402,241	116,929
International Small Cap	26,480,677	13,430,315
Institutional Class	131,783	51,612
Total	$ 28,246,937	$ 14,323,742

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	239,195	380,659	$ 5,062,827	$ 6,723,746
Reinvestment of distributions	30,361	22,435	616,326	393,061
Shares redeemed	(185,252)	(454,943)	(3,902,094)	(8,359,905)
Net increase (decrease)	84,304	(51,849)	$ 1,777,059	$ (1,243,098)
Class T
Shares sold	69,222	143,286	$ 1,449,404	$ 2,532,790
Reinvestment of distributions	24,155	18,371	486,714	319,658
Shares redeemed	(137,005)	(286,001)	(2,890,814)	(4,986,007)
Net increase (decrease)	(43,628)	(124,344)	$ (954,696)	$ (2,133,559)
Class B
Shares sold	2,147	14,694	$ 43,888	$ 256,700
Reinvestment of distributions	4,142	3,302	81,975	56,465
Shares redeemed	(45,262)	(57,958)	(935,015)	(990,211)
Net increase (decrease)	(38,973)	(39,962)	$ (809,152)	$ (677,046)
Class C
Shares sold	81,437	430,838	$ 1,680,714	$ 7,671,593
Reinvestment of distributions	19,105	6,001	378,079	102,910
Shares redeemed	(168,234)	(101,847)	(3,491,552)	(1,759,170)
Net increase (decrease)	(67,692)	334,992	$ (1,432,759)	$ 6,015,333

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
International Small Cap
Shares sold	13,064,155	10,330,000	$ 281,202,313	$ 188,548,758
Reinvestment of distributions	1,321,812	888,440	27,110,370	15,725,385
Shares redeemed	(4,966,435)	(10,371,667)	(106,671,745)	(183,663,034)
Net increase (decrease)	9,419,532	846,773	$ 201,640,938	$ 20,611,109
Institutional Class
Shares sold	682,083	288,839	$ 14,753,659	$ 5,178,797
Reinvestment of distributions	5,609	2,890	115,044	51,087
Shares redeemed	(257,925)	(47,677)	(5,320,865)	(865,855)
Net increase (decrease)	429,767	244,052	$ 9,547,838	$ 4,364,029

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of 10% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2011, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2011 and for the year ended October 31, 2010, and the financial highlights for the six months ended April 30, 2011 and for each of the five years in the period ended October 31, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2011 and for the year ended October 31, 2010, and the financial highlights for the six months ended April 30, 2011 and for each of the five years in the period ended October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2011

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AISC-USAN-0611
1.800643.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
International Small Cap
Fund - Institutional Class

Semiannual Report

April 30, 2011

Institutional Class is a class of
Fidelity® International Small Cap Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.55%
Actual		$ 1,000.00	$ 1,154.80	$ 8.28
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Class T	1.80%
Actual		$ 1,000.00	$ 1,154.00	$ 9.61
Hypothetical A		$ 1,000.00	$ 1,015.87	$ 9.00
Class B	2.30%
Actual		$ 1,000.00	$ 1,150.80	$ 12.27
Hypothetical A		$ 1,000.00	$ 1,013.39	$ 11.48
Class C	2.24%
Actual		$ 1,000.00	$ 1,151.30	$ 11.95
Hypothetical A		$ 1,000.00	$ 1,013.69	$ 11.18
International Small Cap	1.24%
Actual		$ 1,000.00	$ 1,157.40	$ 6.63
Hypothetical A		$ 1,000.00	$ 1,018.65	$ 6.21
Institutional Class	1.21%
Actual		$ 1,000.00	$ 1,157.20	$ 6.47
Hypothetical A		$ 1,000.00	$ 1,018.79	$ 6.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Japan 22.0%
United Kingdom 18.1%
Germany 10.2%
Australia 6.8%
France 6.7%
United States of America 3.7%
Bermuda 3.1%
Cayman Islands 2.6%
Norway 2.4%
Other 24.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Japan 23.4%
United Kingdom 16.7%
Germany 9.5%
France 8.8%
Australia 7.4%
United States of America 4.2%
Cayman Islands 2.7%
Canada 2.2%
Norway 2.0%
Other 23.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks, Investment Companies and Equity Futures	96.7	96.1
Bonds	0.2	0.0
Short-Term Investments and Net Other Assets	3.1	3.9
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
London Mining PLC (United Kingdom, Metals & Mining)	1.0	0.0
Elekta AB (B Shares) (Sweden, Health Care Equipment & Supplies)	1.0	1.1
Lanxess AG (Germany, Chemicals)	1.0	1.0
Tiger Resources Ltd. (Australia, Metals & Mining)	0.9	0.6
Kenmare Resources PLC (Ireland, Metals & Mining)	0.9	0.5
IBS Group Holding Ltd. GDR (Reg. S) (Isle of Man, IT Services)	0.9	0.8
IG Group Holdings PLC (United Kingdom, Diversified Financial Services)	0.9	1.2
HeidelbergCement AG (Germany, Construction Materials)	0.8	0.7
Gemalto NV (Netherlands, Computers & Peripherals)	0.8	1.0
Ipsos SA (France, Media)	0.8	1.0
	9.0
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	18.4	15.1
Consumer Discretionary	17.3	19.2
Information Technology	14.9	16.8
Materials	13.8	12.8
Financials	12.4	10.5
Health Care	8.3	9.5
Energy	6.6	5.9
Consumer Staples	2.3	1.7
Telecommunication Services	2.3	2.1
Utilities	0.6	0.8

Semiannual Report

Investments April 30, 2011

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 6.8%
Ausenco Ltd.	327,607	$ 1,034,557
Austal Ltd.	757,486	2,574,809
Australian Worldwide Exploration Ltd. (a)	1,025,509	1,754,174
Azumah Resources Ltd. (a)	477,794	330,058
Blackgold International Holdings Ltd.	1,950,000	427,635
BlueScope Steel Ltd.	214,319	406,551
carsales.com Ltd.	273,240	1,536,987
Centamin Egypt Ltd. (United Kingdom) (a)	2,018,614	4,383,461
Dart Energy Ltd. (a)(h)	3,642,982	3,035,843
DUET Group	730,905	1,362,443
Goodman Group unit	5,448,774	4,241,952
Iluka Resources Ltd.	352,416	4,834,166
Industrea Ltd.	1,166,528	1,905,856
Iress Market Technology Ltd.	142,341	1,426,543
Ironbark Zinc Ltd. (a)	2,305,831	657,369
Kingsgate Consolidated NL	99,427	846,008
Lynas Corp. Ltd. (a)(e)	1,537,632	3,523,768
MAp Group unit	226,044	731,179
Medusa Mining Ltd.	239,743	2,110,912
Mineral Deposits Ltd. (a)	204,751	1,504,213
Mineral Deposits Ltd. (Canada) (a)	457,000	3,502,008
Mirabela Nickel Ltd. (a)	674,138	1,456,209
Monto Minerals Ltd. (a)	273,551	5,699
Navitas Ltd.	600,374	2,679,322
Normandy Mt. Leyshon Ltd. (a)	1,969,993	561,625
Northern Iron Ltd. (a)	423,362	817,021
Panaust Ltd. (a)	2,277,343	1,922,772
Ramsay Health Care Ltd.	174,006	3,451,528
realestate.com.au Ltd.	83,173	1,253,989
Red 5 Ltd. (a)	3,177,467	540,034
SAI Global Ltd.	981,432	5,380,701
SomnoMed Ltd. (a)	531,849	758,124
Spark Infrastructure Group unit (g)	1,461,561	1,899,083
Super Cheap Auto Group Ltd.	418,573	3,299,960
Tiger Resources Ltd. (a)(e)	16,688,264	11,345,183
Wotif.com Holdings Ltd.	547,560	3,422,277
TOTAL AUSTRALIA		80,924,019
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.9%
Informa PLC	1,249,285	$ 8,695,719
Renewable Energy Generation Ltd.	1,956,000	1,801,100
TOTAL BAILIWICK OF JERSEY		10,496,819
Belgium - 0.8%
EVS Broadcast Equipment SA	69,300	4,747,431
Hansen Transmissions International NV (a)	6,150,900	5,111,546
TOTAL BELGIUM		9,858,977
Bermuda - 3.1%
Aquarius Platinum Ltd.:
(Australia)	537,585	2,906,047
(United Kingdom)	1,502,800	8,640,374
Asia Satellite Telecommunications Holdings Ltd.	271,000	574,361
Asian Citrus Holdings Ltd.	651,722	741,823
Biosensors International Group Ltd. (a)	1,769,000	1,951,023
China Animal Healthcare Ltd.	3,327,000	815,408
China Green (Holdings) Ltd.	432,000	369,350
China LotSynergy Holdings Ltd. (a)	7,324,000	202,755
China Water Affairs Group Ltd.	1,134,000	429,286
Luk Fook Holdings International Ltd.	1,009,000	3,735,209
Man Wah Holdings Ltd.	348,000	431,511
Mingyuan Medicare Development Co. Ltd.	3,950,000	350,939
Noble Group Ltd.	315,272	574,369
Oakley Capital Investments Ltd. (a)	1,596,500	4,026,858
Petra Diamonds Ltd. (a)	2,273,612	6,969,039
Texwinca Holdings Ltd.	1,090,000	1,229,466
Vtech Holdings Ltd.	287,000	3,270,476
TOTAL BERMUDA		37,218,294
British Virgin Islands - 0.5%
Kalahari Energy (a)(i)	1,451,000	15
Playtech Ltd. (e)	1,083,524	5,841,512
TOTAL BRITISH VIRGIN ISLANDS		5,841,527
Canada - 0.9%
AirSea Lines (a)(i)	1,893,338	28
AirSea Lines warrants 8/4/11 (a)(i)	1,862,300	28
Banro Corp. (a)	794,600	2,880,750
Equinox Minerals Ltd. unit (a)	284,522	2,420,952
Platmin Ltd. (a)	2,492,800	2,102,806
Rock Well Petroleum, Inc. (a)(i)	770,400	8
Common Stocks - continued
	Shares	Value
Canada - continued
Starfield Resources, Inc. (a)	4,328,075	$ 320,225
Teranga Gold Corp. (a)	1,338,099	3,323,679
TOTAL CANADA		11,048,476
Cayman Islands - 2.6%
AirMedia Group, Inc. ADR (a)(e)	71,900	342,244
Airtac International Group (a)	135,000	1,049,503
China Automation Group Ltd.	509,000	445,669
China Corn Oil Co. Ltd.	847,000	569,298
China Haidian Holdings Ltd.	1,164,000	151,377
China High Precision Automation Group Ltd.	712,000	578,489
China Lilang Ltd.	340,000	483,319
China Metal International Holdings, Inc.	2,002,000	603,206
China Real Estate Information Corp. ADR (a)(e)	75,300	658,122
CNinsure, Inc. ADR (e)	31,900	468,292
Ctrip.com International Ltd. sponsored ADR (a)	40,700	1,982,904
Daphne International Holdings Ltd.	1,114,000	892,198
EVA Precision Industrial Holdings Ltd.	5,686,000	4,868,715
Fook Woo Group Holdings Ltd.	2,055,000	637,697
Haitian International Holdings Ltd.	575,000	851,435
Hengdeli Holdings Ltd.	932,000	558,026
Kingdee International Software Group Co. Ltd.	1,334,400	855,660
KongZhong Corp. sponsored ADR (a)	46,600	407,284
Little Sheep Group Ltd.	614,000	395,298
Marwyn Value Investors II Ltd. (a)	1,971,700	4,100,442
Ming Fai International Holdings Ltd.	4,092,000	1,217,120
Ming Fung Jewellery Group Ltd.	7,250,000	886,844
Minth Group Ltd.	574,000	882,474
Neo-Neon Holdings Ltd.	804,000	295,044
Orchid Developments Group Ltd. (a)	1,211,000	333,771
Perfect World Co. Ltd. sponsored ADR Class B (a)	34,900	949,629
Ruinian International Ltd.	409,000	279,116
Sino-Life Group Ltd. (a)	3,020,000	229,427
SouFun Holdings Ltd. ADR (e)	49,000	1,129,450
VST Holdings Ltd. (a)	1,582,000	450,178
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	28,500	501,600
Xingda International Holdings Ltd.	1,550,000	1,788,239
Xueda Education Group sponsored ADR	58,600	642,842
Yip's Chemical Holdings Ltd.	592,000	708,909
TOTAL CAYMAN ISLANDS		31,193,821
Common Stocks - continued
	Shares	Value
China - 1.2%
51job, Inc. sponsored ADR (a)	12,800	$ 716,672
AMVIG Holdings Ltd.	764,000	551,877
Baidu.com, Inc. sponsored ADR (a)	9,200	1,366,384
Beijing Jingkelong Co. Ltd. (H Shares)	379,000	488,006
China Metal Recycling (Holdings) Ltd.	436,800	606,300
China Resources Gas Group Ltd.	400,000	582,002
Dalian Port (PDA) Co. Ltd. (H Shares)	1,786,000	699,103
Digital China Holdings Ltd. (H Shares)	239,000	464,687
Global Bio-Chem Technology Group Co. Ltd. (a)	3,032,800	738,060
People's Food Holdings Ltd.	992,000	615,923
Royale Furniture Holdings Ltd.	1,854,000	876,116
Sino Prosper State Gold Resources Holdings, Ltd. (a)	74,820,000	4,142,590
Weiqiao Textile Co. Ltd. (H Shares)	2,055,500	1,852,684
Zhaojin Mining Industry Co. Ltd. (H Shares)	58,500	270,795
TOTAL CHINA		13,971,199
Cyprus - 0.7%
Buried Hill Energy (Cyprus) PCL (a)(i)	1,947,000	4,867,500
Mirland Development Corp. PLC (a)	822,600	3,740,908
TOTAL CYPRUS		8,608,408
Denmark - 0.7%
DSV de Sammensluttede Vognmaend A/S	297,600	7,778,538
William Demant Holding A/S (a)	200	18,646
TOTAL DENMARK		7,797,184
France - 6.5%
Altamir Amboise (a)	584,200	7,182,131
ALTEN	125,000	5,127,729
Audika SA	113,900	3,409,602
Delachaux SA	81,116	9,185,393
Devoteam SA	42,500	1,177,184
Faiveley Transport	54,697	5,573,983
Iliad Group SA	50,636	6,509,427
Ipsos SA	184,600	9,597,376
LeGuide.com SA (a)	94,400	3,413,135
Maisons France Confort	93,944	4,957,909
Meetic	147,100	3,316,202
Pierre & Vacances	34,753	3,100,408
Sartorius Stedim Biotech (e)	57,000	3,567,100
Sopra Group SA	41,300	4,860,239
Common Stocks - continued
	Shares	Value
France - continued
SR Teleperformance SA	153,600	$ 5,861,855
Trigano SA	23,987	857,683
TOTAL FRANCE		77,697,356
Germany - 10.0%
Bilfinger Berger Se AG	86,034	8,287,005
CENTROTEC Sustainable AG	226,778	7,945,799
CTS Eventim AG	119,513	8,957,346
Delticom AG (e)	49,200	5,349,028
Drillisch AG	712,400	8,051,229
GFK AG	142,601	8,089,749
HeidelbergCement AG (e)	129,066	9,870,239
KROMI Logistik AG	123,000	1,557,704
Lanxess AG	131,385	12,052,040
MTU Aero Engines Holdings AG (e)	84,500	6,477,102
Rational AG (e)	16,720	4,622,511
Rheinmetall AG	60,500	5,426,939
RIB Software AG	413,200	4,650,830
STRATEC Biomedical Systems AG (e)	81,110	3,652,260
Stroer Out-of-Home Media AG	194,100	6,325,020
Tom Tailor Holding AG (a)	242,500	4,759,281
United Internet AG	409,781	8,030,182
Wacker Chemie AG	25,400	6,294,241
TOTAL GERMANY		120,398,505
Greece - 0.0%
Babis Vovos International Technical SA (a)	149,200	123,757
Hong Kong - 0.8%
China Everbright Ltd.	352,000	776,854
Dah Sing Financial Holdings Ltd.	172,000	1,077,450
GZI Transport Ltd.	1,294,000	714,788
I.T Ltd.	2,016,000	1,622,394
Magnificent Estates Ltd.	29,326,000	1,283,860
REXCAPITAL Financial Holdings Ltd.	4,600,000	467,919
Techtronic Industries Co. Ltd.	2,729,500	3,725,416
Tian An China Investments Co. Ltd.	750,000	500,238
TOTAL HONG KONG		10,168,919
Iceland - 0.5%
Ossur hf (a)	3,626,700	6,266,716
India - 0.3%
Educomp Solutions Ltd.	44,518	479,935
Common Stocks - continued
	Shares	Value
India - continued
Financial Technologies India Ltd.	23,352	$ 454,930
Geodesic Ltd.	256,340	478,737
Gitanjali Gems Ltd.	111,095	669,758
Grasim Industries Ltd.	9,911	576,730
Indian Overseas Bank	186,286	642,141
IndusInd Bank Ltd.	91,917	560,555
Pantaloon Retail India Ltd.	5,603	42,338
TOTAL INDIA		3,905,124
Indonesia - 0.6%
PT AKR Corporindo Tbk	5,897,000	1,177,473
PT Bakrieland Development Tbk	22,195,000	373,200
PT Bank Bukopin Tbk	9,808,000	824,588
PT Clipan Finance Indonesia Tbk	6,502,000	577,011
PT Jasa Marga Tbk	1,205,000	464,328
PT Lippo Karawaci Tbk	11,613,125	1,057,712
PT Mayora Indah Tbk	372,500	478,457
PT Mitra Adiperkasa Tbk	2,179,500	833,474
PT Nippon Indosari Corpindo Tbk	1,712,000	564,737
PT Tower Bersama Infrastructure Tbk	1,675,500	474,439
TOTAL INDONESIA		6,825,419
Ireland - 2.3%
Elan Corp. PLC (a)	530,300	4,263,060
Elan Corp. PLC sponsored ADR (a)	654,100	5,298,210
James Hardie Industries NV CDI (a)	174,676	1,130,040
Kenmare Resources PLC (a)	14,493,500	11,335,095
Paddy Power PLC (Ireland)	16,100	786,962
Petroceltic International PLC (a)	17,319,600	3,471,679
Petroneft Resources PLC (a)	1,748,000	1,864,179
Vimio PLC (a)	867,300	14
TOTAL IRELAND		28,149,239
Isle of Man - 2.0%
Bahamas Petroleum Co. PLC (a)	13,324,710	4,006,367
Exillon Energy PLC (a)(e)	1,163,900	9,100,700
IBS Group Holding Ltd. GDR (Reg. S)	343,200	11,081,983
TOTAL ISLE OF MAN		24,189,050
Common Stocks - continued
	Shares	Value
Italy - 1.3%
Piaggio & C SpA	1,657,700	$ 6,482,217
Tod's SpA	65,712	8,920,534
TOTAL ITALY		15,402,751
Japan - 22.0%
ABC-Mart, Inc.	76,200	2,854,705
Accordia Golf Co. Ltd.	1,525	983,481
Aeon Credit Service Co. Ltd.	147,500	1,999,786
Air Water, Inc.	203,000	2,453,752
ARCS Co. Ltd.	164,300	2,544,580
Asahi Co. Ltd.	87,000	1,796,228
Asahi Diamond Industrial Co. Ltd.	62,000	1,289,523
Asahi Intecc Co. Ltd.	318,600	6,735,586
ASKUL Corp.	104,800	1,447,117
Avex Group Holdings, Inc.	218,800	2,719,541
Calbee, Inc.	31,600	1,010,259
Cellseed, Inc. (a)	11,700	194,662
Chiba Bank Ltd.	320,000	1,894,370
Chiyoda Corp.	224,000	2,229,578
Circle K Sunkus Co. Ltd.	91,900	1,418,952
Create SD Holdings Co. Ltd.	48,200	1,134,231
Credit Saison Co. Ltd.	209,900	3,519,241
CyberAgent, Inc.	2,548	9,175,931
Daido Metal Co. Ltd.	202,000	1,824,197
Daihen Corp.	256,000	1,027,131
Daikyo, Inc. (a)(e)	512,000	825,825
Digital Garage, Inc. (a)(e)	672	3,694,041
Disco Corp.	26,600	1,825,163
Don Quijote Co. Ltd.	97,700	3,658,638
Ebara Corp. (a)	694,000	3,915,079
EPS Co. Ltd.	221	506,757
Exedy Corp.	145,100	4,634,932
Ferrotec Corp.	145,400	3,324,660
FreeBit Co., Ltd. (e)	215	813,823
Fuji Oil Co. Ltd.	196,100	2,722,034
Fuji Seal International, Inc.	78,300	1,652,043
Furuya Metal Co. Ltd.	33,400	2,195,879
Glory Ltd.	35,700	783,949
GREE, Inc.	239,800	4,937,682
Horiba Ltd.	62,100	1,868,141
Hulic Co. Ltd.	165,900	1,386,890
Ibiden Co. Ltd.	102,900	3,473,733
Common Stocks - continued
	Shares	Value
Japan - continued
Ichigo Group Holdings Co. Ltd. (a)(e)	6,018	$ 711,934
Isetan Mitsukoshi Holdings Ltd.	262,100	2,529,892
Iwatsuka Confectionary Co. Ltd.	1,400	49,177
Japan Logistics Fund, Inc.	149	1,277,990
JP-Holdings, Inc. (e)	110,700	1,825,620
JTEKT Corp.	325,500	4,227,809
Kenedix Realty Investment Corp.	707	3,004,404
KOMERI Co. Ltd.	123,700	3,367,490
Kuraray Co. Ltd.	345,600	5,033,908
Maeda Corp.	595,000	1,808,020
Makino Milling Machine Co. Ltd. (a)	302,000	2,838,659
Maruwa Ceramic Co. Ltd.	109,700	4,056,890
Message Co. Ltd.	1,845	5,295,139
Minebea Ltd.	627,000	3,392,649
Misumi Group, Inc.	221,600	5,587,280
Mitsubishi UFJ Lease & Finance Co. Ltd.	110,580	4,419,957
Mitsumi Electric Co. Ltd.	157,400	2,018,091
mixi, Inc. (e)	355	1,381,059
Nabtesco Corp.	302,700	7,748,335
Nichi-iko Pharmaceutical Co. Ltd.	41,300	1,067,401
Nihon M&A Center, Inc.	532	2,832,483
Nippon Ceramic Co. Ltd.	71,600	1,515,114
Nippon Shinyaku Co. Ltd.	299,000	3,899,541
Nippon Shokubai Co. Ltd.	371,000	4,868,922
Nomura Real Estate Holdings, Inc.	143,800	2,220,992
Nomura Real Estate Residential Fund, Inc.	441	2,708,402
NS Solutions Corp.	63,400	1,212,143
NTT Urban Development Co.	1,270	1,053,650
Osaka Securities Exchange Co. Ltd.	154	786,471
OSAKA Titanium technologies Co. Ltd. (e)	55,800	4,333,499
Otsuka Corp.	17,000	1,067,611
Outsourcing, Inc.	326,300	1,432,731
Pigeon Corp.	58,900	2,027,988
Point, Inc.	43,190	1,976,000
Pola Orbis Holdings, Inc.	114,200	2,528,597
Rensas Electronics Corp. (a)(e)	352,700	3,056,648
Riso Kagaku Corp.	178,300	3,355,785
Saizeriya Co. Ltd.	68,900	1,174,738
Sanken Electric Co. Ltd.	430,000	2,303,784
Sankyu, Inc.	423,000	1,943,723
Santen Pharmaceutical Co. Ltd.	69,100	2,672,453
Sawada Holdings Co. Ltd. (a)	214,800	2,088,828
Common Stocks - continued
	Shares	Value
Japan - continued
Sekisui Chemical Co. Ltd.	499,000	$ 4,186,070
Shimadzu Corp.	272,000	2,362,804
Shimamura Co. Ltd.	32,000	3,013,081
Shin-Kobe Electric Machinery Co. Ltd. (e)	393,000	6,046,567
Shinsei Bank Ltd. (a)	1,213,000	1,458,542
SHO-BI Corp.	85,000	511,538
SHO-BOND Holdings Co. Ltd.	118,600	3,104,665
So-net M3, Inc. (e)	432	2,807,424
Sony Financial Holdings, Inc.	242,200	4,501,084
SRI Sports Ltd.	1,276	1,389,830
Sumitomo Mitsui Trust Holdings, Inc.	923,800	3,180,010
Sysmex Corp.	52,600	1,842,086
SystemPro Co. Ltd.	1,980	2,177,773
Takata Corp.	93,100	2,828,389
Tera Probe, Inc. (e)	31,400	823,614
The Suruga Bank Ltd.	261,000	2,178,218
Toho Co. Ltd.	120,000	1,816,541
Tokai Carbon Co. Ltd.	500,000	2,636,757
Toto Ltd.	548,000	4,302,420
Toyota Boshoku Corp.	39,100	609,226
Tsubakimoto Chain Co.	281,000	1,494,901
United Technology Holdings Co. Ltd.	394	270,495
Yamatake Corp.	180,700	4,629,563
Yamato Kogyo Co. Ltd.	80,000	2,639,951
TOTAL JAPAN		263,985,476
Korea (South) - 0.8%
AnaPass, Inc.	30,906	487,380
Com2uS Corp. (a)	45,437	442,250
Daou Technology, Inc.	197,150	1,690,120
Duksan Hi-Metal Co. Ltd. (a)	59,545	1,267,804
Fila Korea Ltd.	7,480	498,433
Foosung Co. Ltd. (a)	67,310	521,597
Hyosung Corp.	6,493	534,145
KC Tech Co. Ltd.	129,924	1,008,020
Lock & Lock Co. Ltd.	32,262	1,182,084
Power Logics Co. Ltd. (a)	72,818	562,235
The Basic House Co. Ltd.	40,120	893,641
TK Corp. (a)	41,133	929,679
TOTAL KOREA (SOUTH)		10,017,388
Common Stocks - continued
	Shares	Value
Luxembourg - 1.0%
GlobeOp Financial Services SA	1,176,485	$ 8,528,970
SAF-Holland SA (a)	335,401	4,058,823
TOTAL LUXEMBOURG		12,587,793
Malaysia - 0.3%
JobStreet Corp. Bhd	1,223,100	1,114,724
Lion Industries Corp. Bhd	963,900	549,870
Osk Holdings Bhd	1,426,800	838,019
Top Glove Corp. Bhd	222,000	388,922
WCT Bhd	601,400	617,133
TOTAL MALAYSIA		3,508,668
Netherlands - 1.9%
CSM NV (exchangeable)	144,500	5,535,974
Gemalto NV	192,073	9,845,072
SMARTRAC NV (a)	77,844	1,777,965
Wavin NV (a)	296,512	5,305,458
TOTAL NETHERLANDS		22,464,469
Norway - 2.4%
Aker Drilling ASA (a)	1,846,200	6,334,232
Aker Solutions ASA	389,100	9,389,396
Pronova BioPharma ASA (a)	798,024	1,308,149
Schibsted ASA (B Shares)	214,200	6,438,636
Sevan Drilling ASA	2,350,000	3,583,444
Sevan Marine ASA (a)	2,052,500	1,450,660
TOTAL NORWAY		28,504,517
Philippines - 0.2%
Alliance Global Group, Inc.	3,295,000	912,947
Belle Corp. (a)	9,660,000	1,241,210
TOTAL PHILIPPINES		2,154,157
Poland - 0.6%
Warsaw Stock Exchange	384,274	7,274,215
Singapore - 1.7%
China Minzhong Food Corp. Ltd.	547,000	808,848
CSE Global Ltd.	1,069,000	1,013,063
First (REIT)	1,261,000	757,187
Goodpack Ltd.	1,516,000	2,452,253
Hyflux Ltd.	597,000	1,048,609
Oceanus Group Ltd. (a)	2,071,000	465,279
Pertama Holdings Ltd. (f)	21,312,000	8,009,085
Common Stocks - continued
	Shares	Value
Singapore - continued
Petra Foods Ltd.	370,000	$ 510,845
Raffles Medical Group Ltd.	431,000	799,289
Straits Asia Resources Ltd.	316,000	761,570
Suntec (REIT)	1,951,000	2,422,711
Yanlord Land Group Ltd.	668,000	791,308
TOTAL SINGAPORE		19,840,047
South Africa - 0.3%
Blue Label Telecoms Ltd.	3,301,500	3,080,981
Spain - 0.9%
Bolsas Y Mercados Espanoles	50,900	1,723,863
Obrascon Huarte Lain SA	209,300	8,575,019
TOTAL SPAIN		10,298,882
Sweden - 1.6%
Elekta AB (B Shares)	272,900	12,435,949
Modern Times Group MTG AB (B Shares)	87,500	6,703,483
XCounter AB (a)	1,108,000	41,643
TOTAL SWEDEN		19,181,075
Switzerland - 1.6%
Leclanche SA (a)	79,000	2,492,863
Panalpina Welttransport Holding AG (a)	50,090	6,774,005
VZ Holding AG	59,910	9,341,570
TOTAL SWITZERLAND		18,608,438
Taiwan - 0.0%
Tong Hsing Electronics Industries Ltd.	143,000	608,192
United Kingdom - 18.1%
Abcam PLC	980,500	6,448,945
African Barrick Gold Ltd.	660,600	5,815,267
Amerisur Resources PLC (a)	6,240,712	2,501,876
Ashmore Group PLC	1,196,700	7,458,148
Aurelian Oil & Gas PLC (a)	5,996,200	7,061,317
Avanti Communications Group PLC (a)(e)	494,400	3,840,183
Aveva Group PLC	203,000	5,428,850
Bond International Software PLC	843,266	591,608
Borders & Southern Petroleum PLC (a)	698,500	787,573
Bowleven PLC (a)	450,100	2,210,430
Cadogan Petroleum PLC (a)	1,723,100	1,381,568
Central Asia Metals PLC (a)	1,538,400	2,197,131
Ceres Power Holdings PLC (a)(e)	421,400	323,797
Common Stocks - continued
	Shares	Value
United Kingdom - continued
China Goldmines PLC (a)	669,353	$ 268,341
Conygar Investment Co. PLC	2,408,300	4,304,422
Cove Energy PLC (a)	2,959,800	4,647,407
Craneware PLC	847,300	7,918,771
EMIS Group PLC	398,545	3,292,033
European Nickel PLC (a)	335,950	77,161
Faroe Petroleum PLC (a)	480,947	1,413,938
GoIndustry-DoveBid PLC (a)	117,989	256,215
ICAP PLC	1,055,900	9,145,175
IG Group Holdings PLC	1,326,300	10,346,159
Inchcape PLC	738,920	4,497,760
International Personal Finance PLC	1,431,100	8,785,122
Jazztel PLC (a)(e)	1,151,200	7,042,300
Johnson Matthey PLC	187,700	6,280,088
Jubilee Platinum PLC (a)	2,985,047	1,346,280
Keronite PLC (a)(i)	13,620,267	228
London Mining PLC (a)	1,736,500	12,552,569
Moneysupermarket.com Group PLC	4,920,400	7,808,084
Monitise PLC (a)	4,772,600	1,993,038
Mothercare PLC	547,400	3,839,469
Nautical Petroleum PLC (a)	435,207	2,853,356
NCC Group Ltd.	239,415	2,321,529
Ocado Group PLC (a)(e)	1,180,900	4,465,911
Pureprofile Media PLC (a)(i)	1,108,572	740,703
Redhall Group PLC	536,600	658,807
Regenersis PLC (a)	1,425,100	1,594,926
Robert Walters PLC	937,800	4,824,823
Rockhopper Exploration PLC (a)	716,000	2,846,495
Royalblue Group PLC	202,542	5,984,990
SDL PLC	595,062	6,441,065
Serco Group PLC	481,786	4,551,005
SIG PLC (a)	1,551,900	3,624,027
Silence Therapeutics PLC (a)	1,125,400	40,229
Silence Therapeutics PLC rights 5/13/11 (a)	568,602	1,330
Silverdell PLC (a)	5,693,400	1,141,231
Sinclair Pharma PLC (a)	4,408,649	2,614,294
Sphere Medical Holding PLC (a)(i)	555,599	1,577,723
Sthree PLC	1,128,809	8,254,993
Synergy Health PLC	299,653	4,234,572
Ted Baker PLC	313,369	3,795,024
TMO Renewables Ltd. (i)	1,000,000	584,640
Travis Perkins PLC	405,400	7,279,687
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Valiant Petroleum PLC (a)	169,200	$ 1,517,732
Xchanging PLC	1,576,500	2,106,708
Zenergy Power PLC (a)	855,520	180,419
Zytronic PLC	173,800	635,791
TOTAL UNITED KINGDOM		216,733,263
United States of America - 0.8%
ChinaCast Education Corp. (a)(e)	70,100	428,311
CTC Media, Inc.	192,200	4,530,154
KIT Digital, Inc. (a)(e)	428,400	4,930,884
Mudalla Technology, Inc. (a)	996,527	17
XL TechGroup, Inc. (a)	1,329,250	22
TOTAL UNITED STATES OF AMERICA		9,889,388
TOTAL COMMON STOCKS (Cost $926,870,149)		1,158,822,509
Convertible Bonds - 0.2%
		Principal Amount (d)
France - 0.2%
Pierre & Vacances 4% 10/1/15	EUR	1,696,800	2,004,544
United Kingdom - 0.0%
Sphere Medical Holding PLC 8% 12/31/12 (i)	GBP	57,874	96,673
TOTAL CONVERTIBLE BONDS (Cost $1,867,094)			2,101,217
Government Obligations - 0.2%

Germany - 0.2%
German Federal Republic 0.4056% to 0.6338% 5/11/11 (Cost $1,723,582)	EUR	1,250,000	1,851,004
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	30,339,857	$ 30,339,857
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	47,719,207	47,719,207
TOTAL MONEY MARKET FUNDS (Cost $78,059,064)		78,059,064
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $1,008,519,889)		1,240,833,794
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(42,921,980)
NET ASSETS - 100%		$ 1,197,911,814
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,899,083 or 0.2% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,867,546 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
AirSea Lines warrants 8/4/11	8/4/06	$ 2
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
Sphere Medical Holding PLC	8/27/08 - 3/16/10	$ 1,661,727
Sphere Medical Holding PLC 8% 12/31/12	4/21/11	$ 95,640
TMO Renewables Ltd.	10/27/05	$ 535,065
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,818
Fidelity Securities Lending Cash Central Fund	279,015
Total	$ 324,833
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Centurion Electronics PLC	$ 12	$ -	$ 109	$ -	$ -
Pertama Holdings Ltd.	7,080,399	-	-	166,872	8,009,085
Total	$ 7,080,411	$ -	$ 109	$ 166,872	$ 8,009,085
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 263,985,476	$ -	$ 263,985,476	$ -
United Kingdom	216,733,263	213,560,298	1,330	3,171,635
Germany	120,398,505	120,398,505	-	-
Australia	80,924,019	80,924,019	-	-
France	77,697,356	77,697,356	-	-
Bermuda	37,218,294	37,218,294	-	-
Cayman Islands	31,193,821	30,464,752	333,771	395,298
Norway	28,504,517	24,921,073	3,583,444	-
Ireland	28,149,239	23,886,165	4,263,060	14
Canada	11,048,476	11,048,412	-	64
United States of America	9,889,388	9,889,349	-	39
Cyprus	8,608,408	3,740,908	-	4,867,500
British Virgin Islands	5,841,527	5,841,512	-	15
Other	238,630,220	236,943,675	1,686,545	-
Corporate Bonds	2,101,217	-	2,004,544	96,673
Government Obligations	1,851,004	-	1,851,004	-
Money Market Funds	78,059,064	78,059,064	-	-
Total Investments in Securities:	$ 1,240,833,794	$ 954,593,382	$ 277,709,174	$ 8,531,238
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,166,674
Total Realized Gain (Loss)	(2,113,445)
Total Unrealized Gain (Loss)	2,678,050
Cost of Purchases	95,640
Proceeds of Sales	(123,034)
Amortization/Accretion	-
Transfers in to Level 3	400,026
Transfers out of Level 3	(572,673)
Ending Balance	$ 8,531,238
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 552,529

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $78,127,356 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011

Assets
Investment in securities, at value (including securities loaned of $45,312,585) - See accompanying schedule: Unaffiliated issuers (cost $925,084,128)	$ 1,154,765,645
Fidelity Central Funds (cost $78,059,064)	78,059,064
Other affiliated issuers (cost $5,376,697)	8,009,085
Total Investments (cost $1,008,519,889)		$ 1,240,833,794
Cash		25,734
Foreign currency held at value (cost $819,563)		828,650
Receivable for investments sold		11,071,826
Receivable for fund shares sold		1,505,960
Dividends receivable		3,181,654
Interest receivable		18,371
Distributions receivable from Fidelity Central Funds		54,980
Prepaid expenses		772
Other receivables		184,090
Total assets		1,257,705,831

Liabilities
Payable for investments purchased Regular delivery	$ 8,417,097
Delayed delivery	692,593
Payable for fund shares redeemed	1,626,514
Accrued management fee	873,801
Distribution and service plan fees payable	25,115
Other affiliated payables	269,064
Other payables and accrued expenses	170,626
Collateral on securities loaned, at value	47,719,207
Total liabilities		59,794,017

Net Assets		$ 1,197,911,814
Net Assets consist of:
Paid in capital		$ 1,061,280,087
Undistributed net investment income		9,924
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(95,685,700)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		232,307,503
Net Assets		$ 1,197,911,814

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,969,895 ÷ 1,050,186 shares)	$ 22.82

Maximum offering price per share (100/94.25 of $22.82)	$ 24.21
Class T: Net Asset Value and redemption price per share ($17,018,347 ÷ 751,642 shares)	$ 22.64

Maximum offering price per share (100/96.50 of $22.64)	$ 23.46
Class B: Net Asset Value and offering price per share ($3,011,831 ÷ 135,737 shares)A	$ 22.19

Class C: Net Asset Value and offering price per share ($13,590,542 ÷ 612,426 shares)A	$ 22.19

International Small Cap: Net Asset Value, offering price and redemption price per share ($1,121,190,459 ÷ 48,543,750 shares)	$ 23.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,130,740 ÷ 828,166 shares)	$ 23.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2011

Investment Income
Dividends (including $166,872 earned from other affiliated issuers)		$ 6,361,167
Interest		24,620
Income from Fidelity Central Funds		324,833
Income before foreign taxes withheld		6,710,620
Less foreign taxes withheld		(310,947)
Total income		6,399,673
Expenses
Management fee Basic fee	$ 4,359,015
Performance adjustment	270,924
Transfer agent fees	1,260,898
Distribution and service plan fees	153,690
Accounting and security lending fees	239,818
Custodian fees and expenses	152,785
Independent trustees' compensation	2,410
Registration fees	75,219
Audit	75,849
Legal	1,547
Miscellaneous	4,266
Total expenses before reductions	6,596,421
Expense reductions	(196,137)	6,400,284
Net investment income (loss)		(611)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,444)	20,155,538
Other affiliated issuers	(324,026)
Foreign currency transactions	(2,717)
Futures contracts	(1,613,875)
Total net realized gain (loss)		18,214,920
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $26,590)	131,039,136
Assets and liabilities in foreign currencies	(12,284)
Futures contracts	(53,183)
Total change in net unrealized appreciation (depreciation)		130,973,669
Net gain (loss)		149,188,589
Net increase (decrease) in net assets resulting from operations		$ 149,187,978

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (611)	$ 2,524,061
Net realized gain (loss)	18,214,920	45,718,988
Change in net unrealized appreciation (depreciation)	130,973,669	97,376,459
Net increase (decrease) in net assets resulting from operations	149,187,978	145,619,508
Distributions to shareholders from net investment income	(2,430,566)	(3,368,409)
Distributions to shareholders from net realized gain	(28,246,937)	(14,323,742)
Total distributions	(30,677,503)	(17,692,151)
Share transactions - net increase (decrease)	209,769,228	26,936,768
Redemption fees	152,445	118,859
Total increase (decrease) in net assets	328,432,148	154,982,984

Net Assets
Beginning of period	869,479,666	714,496,682
End of period (including undistributed net investment income of $9,924 and undistributed net investment income of $2,441,101, respectively)	$ 1,197,911,814	$ 869,479,666

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.42	$ 17.28	$ 11.91	$ 31.14	$ 28.79	$ 26.69
Income from Investment Operations
Net investment income (loss) E	(.03)	.03	.06	- J	.03	(.02)
Net realized and unrealized gain (loss)	3.11	3.51	5.31	(14.03)	7.97	5.05
Total from investment operations	3.08	3.54	5.37	(14.03)	8.00	5.03
Distributions from net investment income	(.02)	(.06)	-	(.03)	-	(.05)
Distributions from net realized gain	(.66)	(.34)	-	(5.18)	(5.65)	(2.89)
Total distributions	(.68)	(.40)	-	(5.20) K	(5.65)	(2.94)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 22.82	$ 20.42	$ 17.28	$ 11.91	$ 31.14	$ 28.79
Total Return B,C,D	15.48%	20.85%	45.09%	(53.35)%	33.43%	20.22%
Ratios to Average Net Assets F,I
Expenses before reductions	1.57% A	1.71%	1.75%	1.82%	1.53%	1.64%
Expenses net of fee waivers, if any	1.55%A	1.65%	1.65%	1.65%	1.53%	1.64%
Expenses net of all reductions	1.53% A	1.63%	1.62%	1.60%	1.49%	1.58%
Net investment income (loss)	(.28)% A	.16%	.41%	-% H	.10%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,970	$ 19,720	$ 17,590	$ 13,561	$ 38,585	$ 36,701
Portfolio turnover rate G	45% A	66%	81%	113%	70%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $5.20 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.23	$ 17.14	$ 11.84	$ 30.96	$ 28.64	$ 26.57
Income from Investment Operations
Net investment income (loss) E	(.06)	(.02)	.02	(.05)	(.04)	(.09)
Net realized and unrealized gain (loss)	3.10	3.47	5.28	(13.95)	7.93	5.03
Total from investment operations	3.04	3.45	5.30	(14.00)	7.89	4.94
Distributions from net investment income	-	(.02)	-	-	-	-
Distributions from net realized gain	(.63)	(.34)	-	(5.12)	(5.57)	(2.88)
Total distributions	(.63)	(.36)	-	(5.12)	(5.57)	(2.88)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 22.64	$ 20.23	$ 17.14	$ 11.84	$ 30.96	$ 28.64
Total Return B,C,D	15.40%	20.46%	44.76%	(53.46)%	33.07%	19.93%
Ratios to Average Net Assets F,H
Expenses before reductions	1.82% A	1.97%	2.00%	2.07%	1.77%	1.89%
Expenses net of fee waivers, if any	1.80% A	1.90%	1.90%	1.90%	1.77%	1.89%
Expenses net of all reductions	1.79% A	1.88%	1.86%	1.86%	1.73%	1.83%
Net investment income (loss)	(.53)% A	(.09)%	.16%	(.25)%	(.14)%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,018	$ 16,092	$ 15,760	$ 13,493	$ 40,823	$ 41,982
Portfolio turnover rate G	45% A	66%	81%	113%	70%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.79	$ 16.78	$ 11.65	$ 30.49	$ 28.26	$ 26.24
Income from Investment Operations
Net investment income (loss) E	(.11)	(.10)	(.04)	(.16)	(.18)	(.24)
Net realized and unrealized gain (loss)	3.03	3.39	5.17	(13.73)	7.82	4.98
Total from investment operations	2.92	3.29	5.13	(13.89)	7.64	4.74
Distributions from net realized gain	(.52)	(.28)	-	(4.95)	(5.41)	(2.73)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 22.19	$ 19.79	$ 16.78	$ 11.65	$ 30.49	$ 28.26
Total Return B,C,D	15.08%	19.90%	44.03%	(53.68)%	32.38%	19.28%
Ratios to Average Net Assets F,H
Expenses before reductions	2.32% A	2.47%	2.49%	2.58%	2.30%	2.48%
Expenses net of fee waivers, if any	2.30% A	2.40%	2.40%	2.40%	2.30%	2.40%
Expenses net of all reductions	2.29% A	2.38%	2.36%	2.36%	2.26%	2.34%
Net investment income (loss)	(1.03)% A	(.59)%	(.33)%	(.75)%	(.66)%	(.84)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,012	$ 3,457	$ 3,601	$ 3,230	$ 10,704	$ 11,354
Portfolio turnover rate G	45% A	66%	81%	113%	70%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.85	$ 16.85	$ 11.70	$ 30.62	$ 28.33	$ 26.31
Income from Investment Operations
Net investment income (loss) E	(.10)	(.10)	(.04)	(.16)	(.17)	(.23)
Net realized and unrealized gain (loss)	3.03	3.40	5.19	(13.78)	7.85	4.99
Total from investment operations	2.93	3.30	5.15	(13.94)	7.68	4.76
Distributions from net realized gain	(.59)	(.30)	-	(4.98)	(5.39)	(2.75)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 22.19	$ 19.85	$ 16.85	$ 11.70	$ 30.62	$ 28.33
Total Return B,C,D	15.13%	19.86%	44.02%	(53.67)%	32.39%	19.34%
Ratios to Average Net Assets F,H
Expenses before reductions	2.26% A	2.42%	2.49%	2.57%	2.26%	2.38%
Expenses net of fee waivers, if any	2.24% A	2.40%	2.40%	2.40%	2.26%	2.38%
Expenses net of all reductions	2.22% A	2.37%	2.36%	2.36%	2.22%	2.32%
Net investment income (loss)	(.96)% A	(.59)%	(.33)%	(.76)%	(.62)%	(.81)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,591	$ 13,501	$ 5,814	$ 5,658	$ 20,094	$ 21,335
Portfolio turnover rate G	45% A	66%	81%	113%	70%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.66	$ 17.48	$ 12.03	$ 31.44	$ 29.03	$ 26.89
Income from Investment Operations
Net investment income (loss) D	- H	.07	.08	.03	.12	.08
Net realized and unrealized gain (loss)	3.16	3.53	5.37	(14.14)	8.03	5.08
Total from investment operations	3.16	3.60	5.45	(14.11)	8.15	5.16
Distributions from net investment income	(.06)	(.08)	-	(.12)	(.07)	(.14)
Distributions from net realized gain	(.66)	(.34)	-	(5.18)	(5.67)	(2.89)
Total distributions	(.72)	(.42)	-	(5.30)	(5.74)	(3.03)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 23.10	$ 20.66	$ 17.48	$ 12.03	$ 31.44	$ 29.03
Total Return B,C	15.74%	21.02%	45.30%	(53.25)%	33.82%	20.65%
Ratios to Average Net Assets E,G
Expenses before reductions	1.27% A	1.44%	1.48%	1.49%	1.19%	1.28%
Expenses net of fee waivers, if any	1.24% A	1.44%	1.48%	1.49%	1.19%	1.28%
Expenses net of all reductions	1.23% A	1.42%	1.44%	1.44%	1.15%	1.22%
Net investment income (loss)	.03% A	.37%	.58%	.16%	.45%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,121,190	$ 808,478	$ 669,035	$ 536,291	$ 1,663,761	$ 1,816,059
Portfolio turnover rate F	45% A	66%	81%	113%	70%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.66	$ 17.47	$ 12.01	$ 31.38	$ 28.99	$ 26.86
Income from Investment Operations
Net investment income (loss) D	.01	.09	.09	.05	.12	.08
Net realized and unrealized gain (loss)	3.15	3.53	5.37	(14.12)	8.02	5.07
Total from investment operations	3.16	3.62	5.46	(14.07)	8.14	5.15
Distributions from net investment income	(.06)	(.09)	-	(.12)	(.07)	(.14)
Distributions from net realized gain	(.66)	(.34)	-	(5.18)	(5.68)	(2.89)
Total distributions	(.72)	(.43)	-	(5.30)	(5.75)	(3.03)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 23.10	$ 20.66	$ 17.47	$ 12.01	$ 31.38	$ 28.99
Total Return B,C	15.72%	21.15%	45.46%	(53.22)%	33.84%	20.65%
Ratios to Average Net Assets E,G
Expenses before reductions	1.23% A	1.34%	1.45%	1.49%	1.18%	1.29%
Expenses net of fee waivers, if any	1.21% A	1.34%	1.40%	1.40%	1.18%	1.29%
Expenses net of all reductions	1.19% A	1.31%	1.37%	1.35%	1.14%	1.23%
Net investment income (loss)	.07% A	.47%	.66%	.25%	.45%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,131	$ 8,231	$ 2,696	$ 2,217	$ 7,774	$ 9,050
Portfolio turnover rate F	45% A	66%	81%	113%	70%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, certain foreign taxes, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 297,188,135
Gross unrealized depreciation	(87,289,569)
Net unrealized appreciation (depreciation) on securities and other investments	$ 209,898,566
Tax cost	$ 1,030,935,228

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $(1,613,875) and a change in net unrealized appreciation (depreciation) of $(53,183) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $408,906,730 and $219,582,837, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .91% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 27,585	$ 2,112
Class T	.25%	.25%	41,274	411
Class B	.75%	.25%	16,142	12,191
Class C	.75%	.25%	68,689	5,758
			$ 153,690	$ 20,472

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,001
Class T	1,109
Class B*	1,877
Class C*	63
$ 8,050

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 33,407.30
Class T	25,151.30
Class B	4,924.31
Class C	16,381.24
International Small Cap	1,169,622.25
Institutional Class	11,413.21
	$ 1,260,898

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $50 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,690 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $230,200. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $279,015, including $1,833 from securities loaned to FCM.

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $108,473.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $87,664 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 15,709	$ 59,453
Class T	-	16,412
International Small Cap	2,403,692	3,278,578
Institutional Class	11,165	13,966
Total	$ 2,430,566	$ 3,368,409

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Notes to Financial Statements - continued

11. Distributions to Shareholders - continued

	Six months ended April 30, 2011	Year ended October 31, 2010
From net realized gain
Class A	$ 648,961	$ 354,632
Class T	496,268	310,013
Class B	87,007	60,241
Class C	402,241	116,929
International Small Cap	26,480,677	13,430,315
Institutional Class	131,783	51,612
Total	$ 28,246,937	$ 14,323,742

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	239,195	380,659	$ 5,062,827	$ 6,723,746
Reinvestment of distributions	30,361	22,435	616,326	393,061
Shares redeemed	(185,252)	(454,943)	(3,902,094)	(8,359,905)
Net increase (decrease)	84,304	(51,849)	$ 1,777,059	$ (1,243,098)
Class T
Shares sold	69,222	143,286	$ 1,449,404	$ 2,532,790
Reinvestment of distributions	24,155	18,371	486,714	319,658
Shares redeemed	(137,005)	(286,001)	(2,890,814)	(4,986,007)
Net increase (decrease)	(43,628)	(124,344)	$ (954,696)	$ (2,133,559)
Class B
Shares sold	2,147	14,694	$ 43,888	$ 256,700
Reinvestment of distributions	4,142	3,302	81,975	56,465
Shares redeemed	(45,262)	(57,958)	(935,015)	(990,211)
Net increase (decrease)	(38,973)	(39,962)	$ (809,152)	$ (677,046)
Class C
Shares sold	81,437	430,838	$ 1,680,714	$ 7,671,593
Reinvestment of distributions	19,105	6,001	378,079	102,910
Shares redeemed	(168,234)	(101,847)	(3,491,552)	(1,759,170)
Net increase (decrease)	(67,692)	334,992	$ (1,432,759)	$ 6,015,333

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
International Small Cap
Shares sold	13,064,155	10,330,000	$ 281,202,313	$ 188,548,758
Reinvestment of distributions	1,321,812	888,440	27,110,370	15,725,385
Shares redeemed	(4,966,435)	(10,371,667)	(106,671,745)	(183,663,034)
Net increase (decrease)	9,419,532	846,773	$ 201,640,938	$ 20,611,109
Institutional Class
Shares sold	682,083	288,839	$ 14,753,659	$ 5,178,797
Reinvestment of distributions	5,609	2,890	115,044	51,087
Shares redeemed	(257,925)	(47,677)	(5,320,865)	(865,855)
Net increase (decrease)	429,767	244,052	$ 9,547,838	$ 4,364,029

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of 10% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2011, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2011 and for the year ended October 31, 2010, and the financial highlights for the six months ended April 30, 2011 and for each of the five years in the period ended October 31, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2011 and for the year ended October 31, 2010, and the financial highlights for the six months ended April 30, 2011 and for each of the five years in the period ended October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2011

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AISCI-USAN-0611
1.800646.107

Fidelity®
International Small Cap Opportunities
Fund

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.31%
Actual		$ 1,000.00	$ 1,155.90	$ 7.00
Hypothetical A		$ 1,000.00	$ 1,018.30	$ 6.56
Class T	1.57%
Actual		$ 1,000.00	$ 1,155.00	$ 8.39
Hypothetical A		$ 1,000.00	$ 1,017.01	$ 7.85
Class B	2.06%
Actual		$ 1,000.00	$ 1,152.00	$ 10.99
Hypothetical A		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.06%
Actual		$ 1,000.00	$ 1,152.10	$ 10.99
Hypothetical A		$ 1,000.00	$ 1,014.58	$ 10.29
International Small Cap Opportunities	1.06%
Actual		$ 1,000.00	$ 1,157.80	$ 5.67
Hypothetical A		$ 1,000.00	$ 1,019.54	$ 5.31
Institutional Class	.99%
Actual		$ 1,000.00	$ 1,158.00	$ 5.30
Hypothetical A		$ 1,000.00	$ 1,019.89	$ 4.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Japan 20.2%
United Kingdom 16.2%
United States of America 12.4%
Canada 4.9%
Brazil 4.8%
France 3.9%
Germany 3.6%
Netherlands 3.2%
Finland 3.0%
Other 27.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Japan 20.9%
United Kingdom 16.1%
United States of America 12.8%
Canada 5.0%
Brazil 4.1%
Germany 3.7%
France 3.5%
South Africa 3.2%
Finland 2.8%
Other 27.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.4	97.7
Short-Term Investments and Net Other Assets	1.6	2.3
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Azimut Holdings SpA (Italy, Capital Markets)	1.7	1.4
Braskem SA Class A sponsored ADR (Brazil, Chemicals)	1.7	1.5
PriceSmart, Inc. (United States of America, Food & Staples Retailing)	1.5	1.5
USS Co. Ltd. (Japan, Specialty Retail)	1.5	1.6
Outotec OYJ (Finland, Construction & Engineering)	1.3	1.3
Osaka Securities Exchange Co. Ltd. (Japan, Diversified Financial Services)	1.3	1.6
Andritz AG (Austria, Machinery)	1.3	0.8
Serco Group PLC (United Kingdom, Commercial Services & Supplies)	1.3	1.3
Kobayashi Pharmaceutical Co. Ltd. (Japan, Personal Products)	1.3	1.5
Prosegur Compania de Seguridad SA (Reg.) (Spain, Commercial Services & Supplies)	1.2	1.3
	14.1
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	23.0	20.8
Consumer Discretionary	18.1	17.1
Financials	17.7	19.9
Materials	11.1	10.8
Information Technology	8.5	8.4
Consumer Staples	8.4	8.5
Energy	5.6	5.4
Health Care	5.6	6.4
Utilities	0.4	0.4

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 1.0%
MAp Group unit	1,015,958	$ 3,286,294
OZ Minerals Ltd.	1,017,654	1,606,835
TOTAL AUSTRALIA		4,893,129
Austria - 2.0%
Andritz AG	58,800	6,071,362
Zumtobel AG	96,881	3,515,753
TOTAL AUSTRIA		9,587,115
Bailiwick of Guernsey - 1.0%
Resolution Ltd.	950,273	4,804,866
Bailiwick of Jersey - 1.1%
Informa PLC	465,236	3,238,302
Randgold Resources Ltd. sponsored ADR	22,100	1,913,197
TOTAL BAILIWICK OF JERSEY		5,151,499
Belgium - 1.4%
Gimv NV	40,800	2,704,979
Umicore SA (d)	70,474	4,042,351
TOTAL BELGIUM		6,747,330
Bermuda - 1.6%
Aquarius Platinum Ltd. (Australia)	326,589	1,765,457
Great Eagle Holdings Ltd.	482,000	1,712,939
Lazard Ltd. Class A	22,899	938,859
Trinity Ltd.	2,946,000	3,186,382
TOTAL BERMUDA		7,603,637
Brazil - 4.8%
Arezzo Industria e Comercio SA	82,000	1,271,201
Banco ABC Brasil SA	318,300	2,731,234
Banco Pine SA	128,900	1,113,425
BR Malls Participacoes SA	196,600	2,069,342
Braskem SA Class A sponsored ADR	267,200	7,970,576
Cia Hering SA	59,000	1,276,902
Iguatemi Empresa de Shopping Centers SA	38,700	996,218
Multiplan Empreendimentos Imobiliarios SA	94,600	1,969,205
Odontoprev SA	151,500	2,445,878
T4F Entretenimento SA	118,600	1,130,744
TOTAL BRAZIL		22,974,725
Canada - 4.9%
Agnico-Eagle Mines Ltd. (Canada)	26,100	1,818,531
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp.	107,600	$ 2,002,786
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,790	3,146,136
Niko Resources Ltd.	60,600	5,120,991
Open Text Corp. (a)	35,500	2,174,802
Pan American Silver Corp.	52,400	1,890,592
Petrobank Energy & Resources Ltd.	151,300	3,201,592
Petrominerales Ltd.	50,879	1,947,287
Quadra FNX Mining Ltd. (a)	61,000	1,001,300
Tuscany International Drilling, Inc. (a)	481,600	768,646
Tuscany International Drilling, Inc. rights 5/31/11 (a)	209,400	336,421
TOTAL CANADA		23,409,084
Cayman Islands - 1.8%
China Lilang Ltd.	1,273,000	1,809,603
Intime Department Store Group Co. Ltd.	1,213,000	1,892,994
NVC Lighting Holdings Ltd.	1,957,000	1,040,703
Vantage Drilling Co. (a)	625,331	1,113,089
Wynn Macau Ltd.	687,200	2,446,606
TOTAL CAYMAN ISLANDS		8,302,995
Cyprus - 0.2%
AFI Development PLC GDR (Reg. S)	645,800	727,171
Denmark - 0.6%
William Demant Holding A/S (a)	28,533	2,660,111
Finland - 3.0%
Metso Corp. (d)	45,500	2,790,136
Nokian Tyres PLC	95,200	4,935,358
Outotec OYJ (d)	100,200	6,350,731
TOTAL FINLAND		14,076,225
France - 3.9%
Audika SA	120,384	3,603,701
Laurent-Perrier Group	25,963	3,314,941
Remy Cointreau SA	42,298	3,485,946
Saft Groupe SA	92,419	4,243,622
Vetoquinol SA	26,912	1,132,082
Virbac SA	13,600	2,507,968
TOTAL FRANCE		18,288,260
Germany - 3.6%
alstria office REIT-AG	124,300	1,970,011
Bilfinger Berger AG	36,159	3,482,923
Common Stocks - continued
	Shares	Value
Germany - continued
CTS Eventim AG	66,213	$ 4,962,580
Fielmann AG	30,537	3,250,329
Software AG (Bearer)	16,827	3,184,060
TOTAL GERMANY		16,849,903
Greece - 0.4%
Terna Energy SA	443,751	2,037,580
India - 0.7%
Apollo Tyres Ltd.	842,892	1,321,810
Jyothy Laboratories Ltd.	433,677	2,028,007
TOTAL INDIA		3,349,817
Ireland - 0.7%
James Hardie Industries NV:
CDI (a)	40,000	258,774
sponsored ADR (a)	102,775	3,267,217
TOTAL IRELAND		3,525,991
Israel - 0.8%
Azrieli Group	65,005	1,901,459
Ituran Location & Control Ltd.	125,986	2,048,532
TOTAL ISRAEL		3,949,991
Italy - 2.7%
Azimut Holdings SpA	631,773	8,075,805
Interpump Group SpA	517,558	4,676,302
TOTAL ITALY		12,752,107
Japan - 20.2%
Aozora Bank Ltd.	1,109,000	2,401,942
Asahi Co. Ltd. (d)	58,000	1,197,485
Autobacs Seven Co. Ltd.	102,300	3,759,414
Daikoku Denki Co. Ltd.	168,700	1,964,147
Daikokutenbussan Co. Ltd.	109,200	3,568,488
FCC Co. Ltd.	159,300	3,750,510
GCA Savvian Group Corp. (a)(d)	1,209	2,103,505
Glory Ltd.	60,300	1,324,149
Goldcrest Co. Ltd.	60,400	1,006,391
Japan Steel Works Ltd.	279,000	2,253,067
Kamigumi Co. Ltd.	273,000	2,337,902
Kayaba Industry Co. Ltd.	190,000	1,580,415
Kobayashi Pharmaceutical Co. Ltd.	127,700	6,001,325
Kyoto Kimono Yuzen Co. Ltd.	109,900	1,199,010
Common Stocks - continued
	Shares	Value
Japan - continued
Meiko Network Japan Co. Ltd.	120,500	$ 1,100,173
Miraial Co. Ltd.	39,200	903,375
Nabtesco Corp. (d)	191,400	4,899,344
Nachi-Fujikoshi Corp.	240,000	1,340,801
Nagaileben Co. Ltd.	44,700	1,196,294
Nihon M&A Center, Inc.	398	2,119,038
Nihon Parkerizing Co. Ltd.	172,000	2,392,274
Nippon Seiki Co. Ltd.	186,000	2,156,331
Nippon Thompson Co. Ltd. (d)	732,000	5,447,733
Nitto Kohki Co. Ltd.	46,000	1,122,481
Obic Co. Ltd.	17,030	3,157,731
Osaka Securities Exchange Co. Ltd.	1,243	6,347,942
OSG Corp.	220,300	2,952,977
Seven Bank Ltd.	568	1,076,338
SHO-BOND Holdings Co. Ltd.	98,200	2,570,641
Shoei Co. Ltd.	80,300	622,591
The Nippon Synthetic Chemical Industry Co. Ltd.	323,000	2,049,258
THK Co. Ltd.	67,700	1,739,959
Tsumura & Co.	75,200	2,338,715
Tsutsumi Jewelry Co. Ltd.	41,900	1,045,329
USS Co. Ltd.	90,540	6,956,842
Yamatake Corp.	101,000	2,587,636
Yamato Kogyo Co. Ltd.	161,700	5,336,001
TOTAL JAPAN		95,907,554
Korea (South) - 0.6%
NCsoft Corp.	3,695	980,376
NHN Corp. (a)	10,235	2,035,504
TOTAL KOREA (SOUTH)		3,015,880
Luxembourg - 0.4%
GlobeOp Financial Services SA	238,800	1,731,189
Netherlands - 3.2%
Aalberts Industries NV (d)	192,200	4,862,448
ASM International NV unit (a)	95,800	4,143,350
Heijmans NV unit	81,690	2,764,832
QIAGEN NV (a)(d)	156,200	3,337,994
TOTAL NETHERLANDS		15,108,624
Norway - 0.2%
Sevan Marine ASA (a)	1,190,500	841,418
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.2%
Oil Search Ltd.	134,418	$ 1,039,095
Philippines - 0.2%
Jollibee Food Corp.	521,660	1,151,662
Portugal - 0.5%
Jeronimo Martins SGPS SA	154,600	2,537,248
Singapore - 1.7%
Allgreen Properties Ltd.	2,865,000	2,761,897
Keppel Land Ltd.	501,000	1,706,769
Singapore Exchange Ltd.	147,000	936,726
Wing Tai Holdings Ltd.	1,967,000	2,538,998
TOTAL SINGAPORE		7,944,390
South Africa - 2.6%
African Rainbow Minerals Ltd.	123,600	4,019,176
Clicks Group Ltd.	525,513	3,512,087
JSE Ltd.	199,281	1,991,066
Mr Price Group Ltd.	255,500	2,613,831
TOTAL SOUTH AFRICA		12,136,160
Spain - 1.4%
Grifols SA	35,332	699,702
Prosegur Compania de Seguridad SA (Reg.)	96,209	5,878,322
TOTAL SPAIN		6,578,024
Sweden - 1.7%
Fagerhult AB	82,150	2,569,099
Intrum Justitia AB (d)	192,000	2,906,925
Swedish Match Co. (d)	74,600	2,646,519
TOTAL SWEDEN		8,122,543
Switzerland - 1.0%
Bank Sarasin & Co. Ltd. Series B (Reg.)	111,200	4,884,240
Turkey - 1.3%
Albaraka Turk Katilim Bankasi AS	955,000	1,607,364
Bizim Toptan Satis Magazari AS	64,000	1,245,496
Coca-Cola Icecek AS	215,000	3,237,015
TOTAL TURKEY		6,089,875
United Kingdom - 16.2%
AMEC PLC	140,700	2,820,303
Babcock International Group PLC	319,700	3,420,442
Bellway PLC	223,172	2,635,601
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Britvic PLC	461,200	$ 3,154,741
Dechra Pharmaceuticals PLC	247,100	1,981,228
Derwent London PLC	57,900	1,732,186
Great Portland Estates PLC	447,489	3,147,662
H&T Group PLC	371,803	1,912,864
InterContinental Hotel Group PLC ADR	149,400	3,294,270
Johnson Matthey PLC	118,089	3,951,035
Meggitt PLC	820,445	4,919,992
Micro Focus International PLC	341,800	2,121,052
Mothercare PLC	329,201	2,309,019
Persimmon PLC	221,563	1,787,947
Rotork PLC	65,300	1,870,673
Serco Group PLC	640,476	6,050,008
Shaftesbury PLC	526,232	4,509,362
Spectris PLC	174,487	4,322,398
Spirax-Sarco Engineering PLC	169,230	5,679,077
Ted Baker PLC	214,000	2,591,626
Ultra Electronics Holdings PLC	80,669	2,328,471
Unite Group PLC (a)	1,539,170	5,520,001
Victrex PLC	188,582	4,640,059
TOTAL UNITED KINGDOM		76,700,017
United States of America - 10.8%
Advanced Energy Industries, Inc. (a)	125,519	1,776,094
ANSYS, Inc. (a)	15,285	845,108
Autoliv, Inc.	48,800	3,910,344
Broadridge Financial Solutions, Inc.	48,705	1,131,904
Cymer, Inc. (a)	75,900	3,651,549
Dril-Quip, Inc. (a)	30,852	2,362,029
Evercore Partners, Inc. Class A	42,700	1,489,803
Greenhill & Co., Inc. (d)	12,000	708,000
ION Geophysical Corp. (a)	367,106	4,640,220
Juniper Networks, Inc. (a)	75,200	2,882,416
Kansas City Southern (a)	70,300	4,085,133
Lam Research Corp. (a)	19,303	932,528
Martin Marietta Materials, Inc. (d)	23,900	2,179,441
Mohawk Industries, Inc. (a)	78,000	4,683,120
Oceaneering International, Inc. (a)	19,600	1,713,432
PriceSmart, Inc.	177,196	7,378,441
ResMed, Inc. (a)(d)	125,200	3,992,628
Common Stocks - continued
	Shares	Value
United States of America - continued
Solera Holdings, Inc.	33,600	$ 1,848,000
Solutia, Inc. (a)	41,156	1,084,461
TOTAL UNITED STATES OF AMERICA		51,294,651
TOTAL COMMON STOCKS (Cost $333,170,525)		466,774,106
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 0.13% (b)	4,024,992	4,024,992
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	29,358,995	29,358,995
TOTAL MONEY MARKET FUNDS (Cost $33,383,987)		33,383,987
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $366,554,512)		500,158,093
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(25,870,975)
NET ASSETS - 100%		$ 474,287,118
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,273
Fidelity Securities Lending Cash Central Fund	89,296
Total	$ 95,569
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 95,907,554	$ -	$ 95,907,554	$ -
United Kingdom	76,700,017	76,700,017	-	-
United States of America	51,294,651	51,294,651	-	-
Canada	23,409,084	23,409,084	-	-
Brazil	22,974,725	22,974,725	-	-
France	18,288,260	18,288,260	-	-
Germany	16,849,903	16,849,903	-	-
Netherlands	15,108,624	15,108,624	-	-
Finland	14,076,225	14,076,225	-	-
Other	132,165,063	132,165,063	-	-
Money Market Funds	33,383,987	33,383,987	-	-
Total Investments in Securities:	$ 500,158,093	$ 404,250,539	$ 95,907,554	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $420,935,635 of which $90,555,924 and $330,379,711 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,122,541) - See accompanying schedule: Unaffiliated issuers (cost $333,170,525)	$ 466,774,106
Fidelity Central Funds (cost $33,383,987)	33,383,987
Total Investments (cost $366,554,512)		$ 500,158,093
Foreign currency held at value (cost $112,162)		112,350
Receivable for investments sold		2,654,338
Receivable for fund shares sold		330,758
Dividends receivable		1,924,610
Distributions receivable from Fidelity Central Funds		36,871
Prepaid expenses		427
Other receivables		14,189
Total assets		505,231,636

Liabilities
Payable for investments purchased	$ 511,044
Payable for fund shares redeemed	610,121
Accrued management fee	254,778
Distribution and service plan fees payable	19,292
Other affiliated payables	128,307
Other payables and accrued expenses	61,981
Collateral on securities loaned, at value	29,358,995
Total liabilities		30,944,518

Net Assets		$ 474,287,118
Net Assets consist of:
Paid in capital		$ 728,555,216
Undistributed net investment income		1,769,141
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(389,669,316)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		133,632,077
Net Assets		$ 474,287,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,961,114 ÷ 2,053,278 shares)	$ 11.18

Maximum offering price per share (100/94.25 of $11.18)	$ 11.86
Class T: Net Asset Value and redemption price per share ($11,957,870 ÷ 1,078,028 shares)	$ 11.09

Maximum offering price per share (100/96.50 of $11.09)	$ 11.49
Class B: Net Asset Value and offering price per share ($3,002,812 ÷ 275,196 shares)A	$ 10.91

Class C: Net Asset Value and offering price per share ($9,154,348 ÷ 840,112 shares)A	$ 10.90

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($425,037,999 ÷ 37,693,591 shares)	$ 11.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,172,975 ÷ 192,467 shares)	$ 11.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 4,421,977
Special dividends		2,725,226
Income from Fidelity Central Funds		95,569
Income before foreign taxes withheld		7,242,772
Less foreign taxes withheld		(315,918)
Total income		6,926,854

Expenses
Management fee Basic fee	$ 1,960,371
Performance adjustment	(484,566)
Transfer agent fees	676,406
Distribution and service plan fees	115,161
Accounting and security lending fees	119,880
Custodian fees and expenses	70,154
Independent trustees' compensation	1,145
Registration fees	37,206
Audit	38,479
Legal	786
Miscellaneous	2,205
Total expenses before reductions	2,537,227
Expense reductions	(26,972)	2,510,255
Net investment income (loss)		4,416,599
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,835,697
Foreign currency transactions	(114,577)
Total net realized gain (loss)		34,721,120
Change in net unrealized appreciation (depreciation) on: Investment securities	28,113,267
Assets and liabilities in foreign currencies	(13,511)
Total change in net unrealized appreciation (depreciation)		28,099,756
Net gain (loss)		62,820,876
Net increase (decrease) in net assets resulting from operations		$ 67,237,475

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,416,599	$ 3,674,101
Net realized gain (loss)	34,721,120	58,487,523
Change in net unrealized appreciation (depreciation)	28,099,756	25,253,733
Net increase (decrease) in net assets resulting from operations	67,237,475	87,415,357
Distributions to shareholders from net investment income	(6,223,297)	(3,861,178)
Distributions to shareholders from net realized gain	(1,761,994)	(4,067,493)
Total distributions	(7,985,291)	(7,928,671)
Share transactions - net increase (decrease)	(29,023,715)	(8,820,184)
Redemption fees	41,393	60,781
Total increase (decrease) in net assets	30,269,862	70,727,283

Net Assets
Beginning of period	444,017,256	373,289,973
End of period (including undistributed net investment income of $1,769,141 and undistributed net investment income of $3,575,839, respectively)	$ 474,287,118	$ 444,017,256

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 8.07	$ 6.24	$ 18.97	$ 14.18	$ 10.41
Income from Investment Operations
Net investment income (loss) E	.09 K	.06	.06	.02	.02	- I
Net realized and unrealized gain (loss)	1.42	1.85	1.77	(10.85)	4.76	3.74
Total from investment operations	1.51	1.91	1.83	(10.83)	4.78	3.74
Distributions from net investment income	(.11)	(.07)	-	(.03)	-	-
Distributions from net realized gain	(.04)	(.09)	-	(1.88)	-	- I
Total distributions	(.15)	(.16)	-	(1.90) J	-	- I
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.03
Net asset value, end of period	$ 11.18	$ 9.82	$ 8.07	$ 6.24	$ 18.97	$ 14.18
Total Return B,C,D	15.59%	24.05%	29.33%	(62.98)%	33.78%	36.25%
Ratios to Average Net Assets F,H
Expenses before reductions	1.32% A	1.16%	.94%	1.75%	1.63%	1.63%
Expenses net of fee waivers, if any	1.31% A	1.16%	.94%	1.66%	1.63%	1.63%
Expenses net of all reductions	1.30% A	1.15%	.89%	1.62%	1.59%	1.51%
Net investment income (loss)	1.72% A,K	.74%	1.00%	.13%	.10%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,961	$ 20,228	$ 18,883	$ 17,905	$ 70,785	$ 35,674
Portfolio turnover rate G	26% A	49%	174%	61%	107%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.90 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.878 per share. K Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 8.00	$ 6.20	$ 18.85	$ 14.12	$ 10.38
Income from Investment Operations
Net investment income (loss) E	.07 K	.04	.05	(.02)	(.02)	(.03)
Net realized and unrealized gain (loss)	1.42	1.83	1.75	(10.78)	4.74	3.74
Total from investment operations	1.49	1.87	1.80	(10.80)	4.72	3.71
Distributions from net investment income	(.08)	(.06)	-	-	-	-
Distributions from net realized gain	(.04)	(.09)	-	(1.85)	-	-
Total distributions	(.12)	(.15)	-	(1.85) J	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.03
Net asset value, end of period	$ 11.09	$ 9.72	$ 8.00	$ 6.20	$ 18.85	$ 14.12
Total Return B,C,D	15.50%	23.65%	29.03%	(63.08)%	33.50%	36.03%
Ratios to Average Net Assets F,H
Expenses before reductions	1.58% A	1.43%	1.20%	2.00%	1.85%	1.85%
Expenses net of fee waivers, if any	1.57% A	1.43%	1.20%	1.91%	1.85%	1.85%
Expenses net of all reductions	1.57% A	1.41%	1.15%	1.87%	1.81%	1.74%
Net investment income (loss)	1.46% A,K	.48%	.74%	(.12)%	(.13)%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,958	$ 11,202	$ 11,915	$ 11,614	$ 46,568	$ 28,309
Portfolio turnover rate G	26% A	49%	174%	61%	107%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.85 per share is comprised of distributions from net realized gain of $1.852 per share. K Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .27%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 7.87	$ 6.12	$ 18.64	$ 14.04	$ 10.37
Income from Investment Operations
Net investment income (loss) E	.05 L	- I	.02	(.08)	(.11)	(.10)
Net realized and unrealized gain (loss)	1.39	1.79	1.73	(10.68)	4.70	3.74
Total from investment operations	1.44	1.79	1.75	(10.76)	4.59	3.64
Distributions from net investment income	(.06)	(.03)	-	-	-	-
Distributions from net realized gain	(.02)	(.09)	-	(1.76)	-	-
Total distributions	(.07) J	(.12)	-	(1.76) K	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.03
Net asset value, end of period	$ 10.91	$ 9.54	$ 7.87	$ 6.12	$ 18.64	$ 14.04
Total Return B,C,D	15.20%	23.03%	28.59%	(63.32)%	32.76%	35.39%
Ratios to Average Net Assets F,H
Expenses before reductions	2.07% A	1.91%	1.69%	2.51%	2.40%	2.45%
Expenses net of fee waivers, if any	2.06% A	1.91%	1.69%	2.41%	2.40%	2.41%
Expenses net of all reductions	2.05% A	1.90%	1.64%	2.38%	2.36%	2.30%
Net investment income (loss)	.97% A,L	(.01)%	.25%	(.62)%	(.67)%	(.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,003	$ 2,902	$ 2,799	$ 2,687	$ 10,975	$ 7,709
Portfolio turnover rate G	26% A	49%	174%	61%	107%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share. K Total distributions of $1.76 per share is comprised of distributions from net realized gain of $1.760 per share. L Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.53	$ 7.86	$ 6.11	$ 18.63	$ 14.03	$ 10.37
Income from Investment Operations
Net investment income (loss) E	.05 L	- I	.02	(.08)	(.11)	(.10)
Net realized and unrealized gain (loss)	1.39	1.79	1.73	(10.66)	4.70	3.73
Total from investment operations	1.44	1.79	1.75	(10.74)	4.59	3.63
Distributions from net investment income	(.06)	(.03)	-	-	-	-
Distributions from net realized gain	(.02)	(.09)	-	(1.78)	-	-
Total distributions	(.07) J	(.12)	-	(1.78) K	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.03
Net asset value, end of period	$ 10.90	$ 9.53	$ 7.86	$ 6.11	$ 18.63	$ 14.03
Total Return B,C,D	15.21%	23.06%	28.64%	(63.32)%	32.79%	35.29%
Ratios to Average Net Assets F,H
Expenses before reductions	2.07% A	1.91%	1.68%	2.51%	2.38%	2.38%
Expenses net of fee waivers, if any	2.06% A	1.91%	1.68%	2.41%	2.38%	2.38%
Expenses net of all reductions	2.05% A	1.90%	1.63%	2.38%	2.34%	2.27%
Net investment income (loss)	.97% A,L	(.01)%	.26%	(.62)%	(.66)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,154	$ 8,936	$ 8,543	$ 9,497	$ 40,894	$ 26,320
Portfolio turnover rate G	26% A	49%	174%	61%	107%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share. K Total distributions of $1.78 per share is comprised of distributions from net realized gain of $1.775 per share. L Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 8.14	$ 6.28	$ 19.09	$ 14.23	$ 10.40
Income from Investment Operations
Net investment income (loss) D	.10 J	.09	.08	.05	.07	.05
Net realized and unrealized gain (loss)	1.44	1.87	1.78	(10.92)	4.78	3.75
Total from investment operations	1.54	1.96	1.86	(10.87)	4.85	3.80
Distributions from net investment income	(.14)	(.09)	- H	(.06)	-	-
Distributions from net realized gain	(.04)	(.09)	-	(1.88)	-	- H
Total distributions	(.18)	(.18)	- H	(1.94) I	-	- H
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	.03
Net asset value, end of period	$ 11.28	$ 9.92	$ 8.14	$ 6.28	$ 19.09	$ 14.23
Total Return B,C	15.78%	24.43%	29.68%	(62.91)%	34.15%	36.86%
Ratios to Average Net Assets E,G
Expenses before reductions	1.06% A	.91%	.68%	1.44%	1.30%	1.28%
Expenses net of fee waivers, if any	1.06% A	.91%	.68%	1.44%	1.30%	1.28%
Expenses net of all reductions	1.05% A	.89%	.64%	1.40%	1.25%	1.16%
Net investment income (loss)	1.98% A,J	1.00%	1.25%	.36%	.43%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 425,038	$ 398,331	$ 329,128	$ 312,376	$1,433,844	$ 981,210
Portfolio turnover rate F	26% A	49%	174%	61%	107%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $1.94 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.878 per share. J Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .79%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 8.14	$ 6.27	$ 19.09	$ 14.22	$ 10.40
Income from Investment Operations
Net investment income (loss) D	.11 J	.09	.08	.05	.08	.05
Net realized and unrealized gain (loss)	1.44	1.86	1.79	(10.92)	4.78	3.74
Total from investment operations	1.55	1.95	1.87	(10.87)	4.86	3.79
Distributions from net investment income	(.15)	(.07)	- H	(.07)	-	-
Distributions from net realized gain	(.04)	(.09)	-	(1.88)	-	- H
Total distributions	(.19)	(.16)	- H	(1.95) I	-	- H
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	.03
Net asset value, end of period	$ 11.29	$ 9.93	$ 8.14	$ 6.27	$ 19.09	$ 14.22
Total Return B,C	15.80%	24.33%	29.87%	(62.95)%	34.25%	36.77%
Ratios to Average Net Assets E,G
Expenses before reductions	.99% A	.90%	.68%	1.40%	1.29%	1.25%
Expenses net of fee waivers, if any	.99% A	.90%	.68%	1.40%	1.29%	1.25%
Expenses net of all reductions	.98% A	.88%	.64%	1.37%	1.25%	1.14%
Net investment income (loss)	2.05% A,J	1.01%	1.25%	.39%	.44%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,173	$ 2,418	$ 2,022	$ 8,117	$ 27,609	$ 13,954
Portfolio turnover rate F	26% A	49%	174%	61%	107%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $1.95 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $1.878 per share. J Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .85%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap Opportunities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 139,021,156
Gross unrealized depreciation	(8,207,004)
Net unrealized appreciation (depreciation) on securities and other investments	$ 130,814,152
Tax cost	$ 369,343,941

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $58,236,172 and $87,954,180, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 26,796	$ 519
Class T	.25%	.25%	28,744	432
Class B	.75%	.25%	14,768	11,138
Class C	.75%	.25%	44,853	3,847
			$ 115,161	$ 15,936

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,011
Class T	1,276
Class B*	3,743
Class C*	107
$ 11,137

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 32,356.30
Class T	18,047.31
Class B	4,472.30
Class C	13,594.30
International Small Cap Opportunities	605,382.30
Institutional Class	2,555.23
	$ 676,406

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $456 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $799 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $89,296. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $5,729.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21,197 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $46.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 234,699	$ 167,529
Class T	95,134	81,809
Class B	17,225	11,651
Class C	53,555	35,378
International Small Cap Opportunities	5,789,167	3,548,259
Institutional Class	33,517	16,552
Total	$ 6,223,297	$ 3,861,178
From net realized gain
Class A	$ 81,710	$ 203,751
Class T	45,785	126,944
Class B	4,543	31,778
Class C	13,930	96,486
International Small Cap Opportunities	1,606,951	3,588,127
Institutional Class	9,075	20,407
Total	$ 1,761,994	$ 4,067,493

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	271,661	502,676	$ 2,797,938	$ 4,331,157
Reinvestment of distributions	27,655	39,668	279,266	334,402
Shares redeemed	(306,307)	(821,208)	(3,156,743)	(7,086,973)
Net increase (decrease)	(6,991)	(278,864)	$ (79,539)	$ (2,421,414)
Class T
Shares sold	64,528	202,721	$ 662,671	$ 1,752,774
Reinvestment of distributions	13,404	24,207	134,706	202,613
Shares redeemed	(152,100)	(563,942)	(1,564,091)	(4,787,797)
Net increase (decrease)	(74,168)	(337,014)	$ (766,714)	$ (2,832,410)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class B
Shares sold	6,374	33,509	$ 62,544	$ 282,738
Reinvestment of distributions	1,989	4,957	19,877	40,893
Shares redeemed	(37,401)	(89,943)	(379,067)	(751,714)
Net increase (decrease)	(29,038)	(51,477)	$ (296,646)	$ (428,083)
Class C
Shares sold	54,200	138,774	$ 544,442	$ 1,172,961
Reinvestment of distributions	5,984	13,874	59,727	114,325
Shares redeemed	(157,963)	(301,965)	(1,591,054)	(2,545,004)
Net increase (decrease)	(97,779)	(149,317)	$ (986,885)	$ (1,257,718)
International Small Cap Opportunities
Shares sold	2,820,015	11,750,215	$ 29,095,081	$ 101,991,968
Reinvestment of distributions	693,159	792,800	7,035,420	6,738,804
Shares redeemed	(5,992,259)	(12,779,026)	(62,500,070)	(110,633,144)
Net increase (decrease)	(2,479,085)	(236,011)	$ (26,369,569)	$ (1,902,372)
Institutional Class
Shares sold	18,562	111,833	$ 194,791	$ 1,028,388
Reinvestment of distributions	3,294	3,263	33,471	27,765
Shares redeemed	(72,986)	(119,898)	(752,624)	(1,034,340)
Net increase (decrease)	(51,130)	(4,802)	$ (524,362)	$ 21,813

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

ILS-USAN-0611
1.815077.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
International Small Cap Opportunities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011

Class A, Class T, Class B
and Class C are classes of
Fidelity® International
Small Cap Opportunities Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.31%
Actual		$ 1,000.00	$ 1,155.90	$ 7.00
Hypothetical A		$ 1,000.00	$ 1,018.30	$ 6.56
Class T	1.57%
Actual		$ 1,000.00	$ 1,155.00	$ 8.39
Hypothetical A		$ 1,000.00	$ 1,017.01	$ 7.85
Class B	2.06%
Actual		$ 1,000.00	$ 1,152.00	$ 10.99
Hypothetical A		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.06%
Actual		$ 1,000.00	$ 1,152.10	$ 10.99
Hypothetical A		$ 1,000.00	$ 1,014.58	$ 10.29
International Small Cap Opportunities	1.06%
Actual		$ 1,000.00	$ 1,157.80	$ 5.67
Hypothetical A		$ 1,000.00	$ 1,019.54	$ 5.31
Institutional Class	.99%
Actual		$ 1,000.00	$ 1,158.00	$ 5.30
Hypothetical A		$ 1,000.00	$ 1,019.89	$ 4.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Japan 20.2%
United Kingdom 16.2%
United States of America 12.4%
Canada 4.9%
Brazil 4.8%
France 3.9%
Germany 3.6%
Netherlands 3.2%
Finland 3.0%
Other 27.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Japan 20.9%
United Kingdom 16.1%
United States of America 12.8%
Canada 5.0%
Brazil 4.1%
Germany 3.7%
France 3.5%
South Africa 3.2%
Finland 2.8%
Other 27.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.4	97.7
Short-Term Investments and Net Other Assets	1.6	2.3
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Azimut Holdings SpA (Italy, Capital Markets)	1.7	1.4
Braskem SA Class A sponsored ADR (Brazil, Chemicals)	1.7	1.5
PriceSmart, Inc. (United States of America, Food & Staples Retailing)	1.5	1.5
USS Co. Ltd. (Japan, Specialty Retail)	1.5	1.6
Outotec OYJ (Finland, Construction & Engineering)	1.3	1.3
Osaka Securities Exchange Co. Ltd. (Japan, Diversified Financial Services)	1.3	1.6
Andritz AG (Austria, Machinery)	1.3	0.8
Serco Group PLC (United Kingdom, Commercial Services & Supplies)	1.3	1.3
Kobayashi Pharmaceutical Co. Ltd. (Japan, Personal Products)	1.3	1.5
Prosegur Compania de Seguridad SA (Reg.) (Spain, Commercial Services & Supplies)	1.2	1.3
	14.1
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	23.0	20.8
Consumer Discretionary	18.1	17.1
Financials	17.7	19.9
Materials	11.1	10.8
Information Technology	8.5	8.4
Consumer Staples	8.4	8.5
Energy	5.6	5.4
Health Care	5.6	6.4
Utilities	0.4	0.4

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 1.0%
MAp Group unit	1,015,958	$ 3,286,294
OZ Minerals Ltd.	1,017,654	1,606,835
TOTAL AUSTRALIA		4,893,129
Austria - 2.0%
Andritz AG	58,800	6,071,362
Zumtobel AG	96,881	3,515,753
TOTAL AUSTRIA		9,587,115
Bailiwick of Guernsey - 1.0%
Resolution Ltd.	950,273	4,804,866
Bailiwick of Jersey - 1.1%
Informa PLC	465,236	3,238,302
Randgold Resources Ltd. sponsored ADR	22,100	1,913,197
TOTAL BAILIWICK OF JERSEY		5,151,499
Belgium - 1.4%
Gimv NV	40,800	2,704,979
Umicore SA (d)	70,474	4,042,351
TOTAL BELGIUM		6,747,330
Bermuda - 1.6%
Aquarius Platinum Ltd. (Australia)	326,589	1,765,457
Great Eagle Holdings Ltd.	482,000	1,712,939
Lazard Ltd. Class A	22,899	938,859
Trinity Ltd.	2,946,000	3,186,382
TOTAL BERMUDA		7,603,637
Brazil - 4.8%
Arezzo Industria e Comercio SA	82,000	1,271,201
Banco ABC Brasil SA	318,300	2,731,234
Banco Pine SA	128,900	1,113,425
BR Malls Participacoes SA	196,600	2,069,342
Braskem SA Class A sponsored ADR	267,200	7,970,576
Cia Hering SA	59,000	1,276,902
Iguatemi Empresa de Shopping Centers SA	38,700	996,218
Multiplan Empreendimentos Imobiliarios SA	94,600	1,969,205
Odontoprev SA	151,500	2,445,878
T4F Entretenimento SA	118,600	1,130,744
TOTAL BRAZIL		22,974,725
Canada - 4.9%
Agnico-Eagle Mines Ltd. (Canada)	26,100	1,818,531
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp.	107,600	$ 2,002,786
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,790	3,146,136
Niko Resources Ltd.	60,600	5,120,991
Open Text Corp. (a)	35,500	2,174,802
Pan American Silver Corp.	52,400	1,890,592
Petrobank Energy & Resources Ltd.	151,300	3,201,592
Petrominerales Ltd.	50,879	1,947,287
Quadra FNX Mining Ltd. (a)	61,000	1,001,300
Tuscany International Drilling, Inc. (a)	481,600	768,646
Tuscany International Drilling, Inc. rights 5/31/11 (a)	209,400	336,421
TOTAL CANADA		23,409,084
Cayman Islands - 1.8%
China Lilang Ltd.	1,273,000	1,809,603
Intime Department Store Group Co. Ltd.	1,213,000	1,892,994
NVC Lighting Holdings Ltd.	1,957,000	1,040,703
Vantage Drilling Co. (a)	625,331	1,113,089
Wynn Macau Ltd.	687,200	2,446,606
TOTAL CAYMAN ISLANDS		8,302,995
Cyprus - 0.2%
AFI Development PLC GDR (Reg. S)	645,800	727,171
Denmark - 0.6%
William Demant Holding A/S (a)	28,533	2,660,111
Finland - 3.0%
Metso Corp. (d)	45,500	2,790,136
Nokian Tyres PLC	95,200	4,935,358
Outotec OYJ (d)	100,200	6,350,731
TOTAL FINLAND		14,076,225
France - 3.9%
Audika SA	120,384	3,603,701
Laurent-Perrier Group	25,963	3,314,941
Remy Cointreau SA	42,298	3,485,946
Saft Groupe SA	92,419	4,243,622
Vetoquinol SA	26,912	1,132,082
Virbac SA	13,600	2,507,968
TOTAL FRANCE		18,288,260
Germany - 3.6%
alstria office REIT-AG	124,300	1,970,011
Bilfinger Berger AG	36,159	3,482,923
Common Stocks - continued
	Shares	Value
Germany - continued
CTS Eventim AG	66,213	$ 4,962,580
Fielmann AG	30,537	3,250,329
Software AG (Bearer)	16,827	3,184,060
TOTAL GERMANY		16,849,903
Greece - 0.4%
Terna Energy SA	443,751	2,037,580
India - 0.7%
Apollo Tyres Ltd.	842,892	1,321,810
Jyothy Laboratories Ltd.	433,677	2,028,007
TOTAL INDIA		3,349,817
Ireland - 0.7%
James Hardie Industries NV:
CDI (a)	40,000	258,774
sponsored ADR (a)	102,775	3,267,217
TOTAL IRELAND		3,525,991
Israel - 0.8%
Azrieli Group	65,005	1,901,459
Ituran Location & Control Ltd.	125,986	2,048,532
TOTAL ISRAEL		3,949,991
Italy - 2.7%
Azimut Holdings SpA	631,773	8,075,805
Interpump Group SpA	517,558	4,676,302
TOTAL ITALY		12,752,107
Japan - 20.2%
Aozora Bank Ltd.	1,109,000	2,401,942
Asahi Co. Ltd. (d)	58,000	1,197,485
Autobacs Seven Co. Ltd.	102,300	3,759,414
Daikoku Denki Co. Ltd.	168,700	1,964,147
Daikokutenbussan Co. Ltd.	109,200	3,568,488
FCC Co. Ltd.	159,300	3,750,510
GCA Savvian Group Corp. (a)(d)	1,209	2,103,505
Glory Ltd.	60,300	1,324,149
Goldcrest Co. Ltd.	60,400	1,006,391
Japan Steel Works Ltd.	279,000	2,253,067
Kamigumi Co. Ltd.	273,000	2,337,902
Kayaba Industry Co. Ltd.	190,000	1,580,415
Kobayashi Pharmaceutical Co. Ltd.	127,700	6,001,325
Kyoto Kimono Yuzen Co. Ltd.	109,900	1,199,010
Common Stocks - continued
	Shares	Value
Japan - continued
Meiko Network Japan Co. Ltd.	120,500	$ 1,100,173
Miraial Co. Ltd.	39,200	903,375
Nabtesco Corp. (d)	191,400	4,899,344
Nachi-Fujikoshi Corp.	240,000	1,340,801
Nagaileben Co. Ltd.	44,700	1,196,294
Nihon M&A Center, Inc.	398	2,119,038
Nihon Parkerizing Co. Ltd.	172,000	2,392,274
Nippon Seiki Co. Ltd.	186,000	2,156,331
Nippon Thompson Co. Ltd. (d)	732,000	5,447,733
Nitto Kohki Co. Ltd.	46,000	1,122,481
Obic Co. Ltd.	17,030	3,157,731
Osaka Securities Exchange Co. Ltd.	1,243	6,347,942
OSG Corp.	220,300	2,952,977
Seven Bank Ltd.	568	1,076,338
SHO-BOND Holdings Co. Ltd.	98,200	2,570,641
Shoei Co. Ltd.	80,300	622,591
The Nippon Synthetic Chemical Industry Co. Ltd.	323,000	2,049,258
THK Co. Ltd.	67,700	1,739,959
Tsumura & Co.	75,200	2,338,715
Tsutsumi Jewelry Co. Ltd.	41,900	1,045,329
USS Co. Ltd.	90,540	6,956,842
Yamatake Corp.	101,000	2,587,636
Yamato Kogyo Co. Ltd.	161,700	5,336,001
TOTAL JAPAN		95,907,554
Korea (South) - 0.6%
NCsoft Corp.	3,695	980,376
NHN Corp. (a)	10,235	2,035,504
TOTAL KOREA (SOUTH)		3,015,880
Luxembourg - 0.4%
GlobeOp Financial Services SA	238,800	1,731,189
Netherlands - 3.2%
Aalberts Industries NV (d)	192,200	4,862,448
ASM International NV unit (a)	95,800	4,143,350
Heijmans NV unit	81,690	2,764,832
QIAGEN NV (a)(d)	156,200	3,337,994
TOTAL NETHERLANDS		15,108,624
Norway - 0.2%
Sevan Marine ASA (a)	1,190,500	841,418
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.2%
Oil Search Ltd.	134,418	$ 1,039,095
Philippines - 0.2%
Jollibee Food Corp.	521,660	1,151,662
Portugal - 0.5%
Jeronimo Martins SGPS SA	154,600	2,537,248
Singapore - 1.7%
Allgreen Properties Ltd.	2,865,000	2,761,897
Keppel Land Ltd.	501,000	1,706,769
Singapore Exchange Ltd.	147,000	936,726
Wing Tai Holdings Ltd.	1,967,000	2,538,998
TOTAL SINGAPORE		7,944,390
South Africa - 2.6%
African Rainbow Minerals Ltd.	123,600	4,019,176
Clicks Group Ltd.	525,513	3,512,087
JSE Ltd.	199,281	1,991,066
Mr Price Group Ltd.	255,500	2,613,831
TOTAL SOUTH AFRICA		12,136,160
Spain - 1.4%
Grifols SA	35,332	699,702
Prosegur Compania de Seguridad SA (Reg.)	96,209	5,878,322
TOTAL SPAIN		6,578,024
Sweden - 1.7%
Fagerhult AB	82,150	2,569,099
Intrum Justitia AB (d)	192,000	2,906,925
Swedish Match Co. (d)	74,600	2,646,519
TOTAL SWEDEN		8,122,543
Switzerland - 1.0%
Bank Sarasin & Co. Ltd. Series B (Reg.)	111,200	4,884,240
Turkey - 1.3%
Albaraka Turk Katilim Bankasi AS	955,000	1,607,364
Bizim Toptan Satis Magazari AS	64,000	1,245,496
Coca-Cola Icecek AS	215,000	3,237,015
TOTAL TURKEY		6,089,875
United Kingdom - 16.2%
AMEC PLC	140,700	2,820,303
Babcock International Group PLC	319,700	3,420,442
Bellway PLC	223,172	2,635,601
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Britvic PLC	461,200	$ 3,154,741
Dechra Pharmaceuticals PLC	247,100	1,981,228
Derwent London PLC	57,900	1,732,186
Great Portland Estates PLC	447,489	3,147,662
H&T Group PLC	371,803	1,912,864
InterContinental Hotel Group PLC ADR	149,400	3,294,270
Johnson Matthey PLC	118,089	3,951,035
Meggitt PLC	820,445	4,919,992
Micro Focus International PLC	341,800	2,121,052
Mothercare PLC	329,201	2,309,019
Persimmon PLC	221,563	1,787,947
Rotork PLC	65,300	1,870,673
Serco Group PLC	640,476	6,050,008
Shaftesbury PLC	526,232	4,509,362
Spectris PLC	174,487	4,322,398
Spirax-Sarco Engineering PLC	169,230	5,679,077
Ted Baker PLC	214,000	2,591,626
Ultra Electronics Holdings PLC	80,669	2,328,471
Unite Group PLC (a)	1,539,170	5,520,001
Victrex PLC	188,582	4,640,059
TOTAL UNITED KINGDOM		76,700,017
United States of America - 10.8%
Advanced Energy Industries, Inc. (a)	125,519	1,776,094
ANSYS, Inc. (a)	15,285	845,108
Autoliv, Inc.	48,800	3,910,344
Broadridge Financial Solutions, Inc.	48,705	1,131,904
Cymer, Inc. (a)	75,900	3,651,549
Dril-Quip, Inc. (a)	30,852	2,362,029
Evercore Partners, Inc. Class A	42,700	1,489,803
Greenhill & Co., Inc. (d)	12,000	708,000
ION Geophysical Corp. (a)	367,106	4,640,220
Juniper Networks, Inc. (a)	75,200	2,882,416
Kansas City Southern (a)	70,300	4,085,133
Lam Research Corp. (a)	19,303	932,528
Martin Marietta Materials, Inc. (d)	23,900	2,179,441
Mohawk Industries, Inc. (a)	78,000	4,683,120
Oceaneering International, Inc. (a)	19,600	1,713,432
PriceSmart, Inc.	177,196	7,378,441
ResMed, Inc. (a)(d)	125,200	3,992,628
Common Stocks - continued
	Shares	Value
United States of America - continued
Solera Holdings, Inc.	33,600	$ 1,848,000
Solutia, Inc. (a)	41,156	1,084,461
TOTAL UNITED STATES OF AMERICA		51,294,651
TOTAL COMMON STOCKS (Cost $333,170,525)		466,774,106
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 0.13% (b)	4,024,992	4,024,992
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	29,358,995	29,358,995
TOTAL MONEY MARKET FUNDS (Cost $33,383,987)		33,383,987
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $366,554,512)		500,158,093
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(25,870,975)
NET ASSETS - 100%		$ 474,287,118
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,273
Fidelity Securities Lending Cash Central Fund	89,296
Total	$ 95,569
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 95,907,554	$ -	$ 95,907,554	$ -
United Kingdom	76,700,017	76,700,017	-	-
United States of America	51,294,651	51,294,651	-	-
Canada	23,409,084	23,409,084	-	-
Brazil	22,974,725	22,974,725	-	-
France	18,288,260	18,288,260	-	-
Germany	16,849,903	16,849,903	-	-
Netherlands	15,108,624	15,108,624	-	-
Finland	14,076,225	14,076,225	-	-
Other	132,165,063	132,165,063	-	-
Money Market Funds	33,383,987	33,383,987	-	-
Total Investments in Securities:	$ 500,158,093	$ 404,250,539	$ 95,907,554	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $420,935,635 of which $90,555,924 and $330,379,711 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,122,541) - See accompanying schedule: Unaffiliated issuers (cost $333,170,525)	$ 466,774,106
Fidelity Central Funds (cost $33,383,987)	33,383,987
Total Investments (cost $366,554,512)		$ 500,158,093
Foreign currency held at value (cost $112,162)		112,350
Receivable for investments sold		2,654,338
Receivable for fund shares sold		330,758
Dividends receivable		1,924,610
Distributions receivable from Fidelity Central Funds		36,871
Prepaid expenses		427
Other receivables		14,189
Total assets		505,231,636

Liabilities
Payable for investments purchased	$ 511,044
Payable for fund shares redeemed	610,121
Accrued management fee	254,778
Distribution and service plan fees payable	19,292
Other affiliated payables	128,307
Other payables and accrued expenses	61,981
Collateral on securities loaned, at value	29,358,995
Total liabilities		30,944,518

Net Assets		$ 474,287,118
Net Assets consist of:
Paid in capital		$ 728,555,216
Undistributed net investment income		1,769,141
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(389,669,316)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		133,632,077
Net Assets		$ 474,287,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,961,114 ÷ 2,053,278 shares)	$ 11.18

Maximum offering price per share (100/94.25 of $11.18)	$ 11.86
Class T: Net Asset Value and redemption price per share ($11,957,870 ÷ 1,078,028 shares)	$ 11.09

Maximum offering price per share (100/96.50 of $11.09)	$ 11.49
Class B: Net Asset Value and offering price per share ($3,002,812 ÷ 275,196 shares)A	$ 10.91

Class C: Net Asset Value and offering price per share ($9,154,348 ÷ 840,112 shares)A	$ 10.90

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($425,037,999 ÷ 37,693,591 shares)	$ 11.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,172,975 ÷ 192,467 shares)	$ 11.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 4,421,977
Special dividends		2,725,226
Income from Fidelity Central Funds		95,569
Income before foreign taxes withheld		7,242,772
Less foreign taxes withheld		(315,918)
Total income		6,926,854

Expenses
Management fee Basic fee	$ 1,960,371
Performance adjustment	(484,566)
Transfer agent fees	676,406
Distribution and service plan fees	115,161
Accounting and security lending fees	119,880
Custodian fees and expenses	70,154
Independent trustees' compensation	1,145
Registration fees	37,206
Audit	38,479
Legal	786
Miscellaneous	2,205
Total expenses before reductions	2,537,227
Expense reductions	(26,972)	2,510,255
Net investment income (loss)		4,416,599
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,835,697
Foreign currency transactions	(114,577)
Total net realized gain (loss)		34,721,120
Change in net unrealized appreciation (depreciation) on: Investment securities	28,113,267
Assets and liabilities in foreign currencies	(13,511)
Total change in net unrealized appreciation (depreciation)		28,099,756
Net gain (loss)		62,820,876
Net increase (decrease) in net assets resulting from operations		$ 67,237,475

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,416,599	$ 3,674,101
Net realized gain (loss)	34,721,120	58,487,523
Change in net unrealized appreciation (depreciation)	28,099,756	25,253,733
Net increase (decrease) in net assets resulting from operations	67,237,475	87,415,357
Distributions to shareholders from net investment income	(6,223,297)	(3,861,178)
Distributions to shareholders from net realized gain	(1,761,994)	(4,067,493)
Total distributions	(7,985,291)	(7,928,671)
Share transactions - net increase (decrease)	(29,023,715)	(8,820,184)
Redemption fees	41,393	60,781
Total increase (decrease) in net assets	30,269,862	70,727,283

Net Assets
Beginning of period	444,017,256	373,289,973
End of period (including undistributed net investment income of $1,769,141 and undistributed net investment income of $3,575,839, respectively)	$ 474,287,118	$ 444,017,256

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 8.07	$ 6.24	$ 18.97	$ 14.18	$ 10.41
Income from Investment Operations
Net investment income (loss) E	.09 K	.06	.06	.02	.02	- I
Net realized and unrealized gain (loss)	1.42	1.85	1.77	(10.85)	4.76	3.74
Total from investment operations	1.51	1.91	1.83	(10.83)	4.78	3.74
Distributions from net investment income	(.11)	(.07)	-	(.03)	-	-
Distributions from net realized gain	(.04)	(.09)	-	(1.88)	-	- I
Total distributions	(.15)	(.16)	-	(1.90) J	-	- I
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.03
Net asset value, end of period	$ 11.18	$ 9.82	$ 8.07	$ 6.24	$ 18.97	$ 14.18
Total Return B,C,D	15.59%	24.05%	29.33%	(62.98)%	33.78%	36.25%
Ratios to Average Net Assets F,H
Expenses before reductions	1.32% A	1.16%	.94%	1.75%	1.63%	1.63%
Expenses net of fee waivers, if any	1.31% A	1.16%	.94%	1.66%	1.63%	1.63%
Expenses net of all reductions	1.30% A	1.15%	.89%	1.62%	1.59%	1.51%
Net investment income (loss)	1.72% A,K	.74%	1.00%	.13%	.10%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,961	$ 20,228	$ 18,883	$ 17,905	$ 70,785	$ 35,674
Portfolio turnover rate G	26% A	49%	174%	61%	107%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.90 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.878 per share. K Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 8.00	$ 6.20	$ 18.85	$ 14.12	$ 10.38
Income from Investment Operations
Net investment income (loss) E	.07 K	.04	.05	(.02)	(.02)	(.03)
Net realized and unrealized gain (loss)	1.42	1.83	1.75	(10.78)	4.74	3.74
Total from investment operations	1.49	1.87	1.80	(10.80)	4.72	3.71
Distributions from net investment income	(.08)	(.06)	-	-	-	-
Distributions from net realized gain	(.04)	(.09)	-	(1.85)	-	-
Total distributions	(.12)	(.15)	-	(1.85) J	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.03
Net asset value, end of period	$ 11.09	$ 9.72	$ 8.00	$ 6.20	$ 18.85	$ 14.12
Total Return B,C,D	15.50%	23.65%	29.03%	(63.08)%	33.50%	36.03%
Ratios to Average Net Assets F,H
Expenses before reductions	1.58% A	1.43%	1.20%	2.00%	1.85%	1.85%
Expenses net of fee waivers, if any	1.57% A	1.43%	1.20%	1.91%	1.85%	1.85%
Expenses net of all reductions	1.57% A	1.41%	1.15%	1.87%	1.81%	1.74%
Net investment income (loss)	1.46% A,K	.48%	.74%	(.12)%	(.13)%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,958	$ 11,202	$ 11,915	$ 11,614	$ 46,568	$ 28,309
Portfolio turnover rate G	26% A	49%	174%	61%	107%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.85 per share is comprised of distributions from net realized gain of $1.852 per share. K Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .27%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 7.87	$ 6.12	$ 18.64	$ 14.04	$ 10.37
Income from Investment Operations
Net investment income (loss) E	.05 L	- I	.02	(.08)	(.11)	(.10)
Net realized and unrealized gain (loss)	1.39	1.79	1.73	(10.68)	4.70	3.74
Total from investment operations	1.44	1.79	1.75	(10.76)	4.59	3.64
Distributions from net investment income	(.06)	(.03)	-	-	-	-
Distributions from net realized gain	(.02)	(.09)	-	(1.76)	-	-
Total distributions	(.07) J	(.12)	-	(1.76) K	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.03
Net asset value, end of period	$ 10.91	$ 9.54	$ 7.87	$ 6.12	$ 18.64	$ 14.04
Total Return B,C,D	15.20%	23.03%	28.59%	(63.32)%	32.76%	35.39%
Ratios to Average Net Assets F,H
Expenses before reductions	2.07% A	1.91%	1.69%	2.51%	2.40%	2.45%
Expenses net of fee waivers, if any	2.06% A	1.91%	1.69%	2.41%	2.40%	2.41%
Expenses net of all reductions	2.05% A	1.90%	1.64%	2.38%	2.36%	2.30%
Net investment income (loss)	.97% A,L	(.01)%	.25%	(.62)%	(.67)%	(.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,003	$ 2,902	$ 2,799	$ 2,687	$ 10,975	$ 7,709
Portfolio turnover rate G	26% A	49%	174%	61%	107%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share. K Total distributions of $1.76 per share is comprised of distributions from net realized gain of $1.760 per share. L Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.53	$ 7.86	$ 6.11	$ 18.63	$ 14.03	$ 10.37
Income from Investment Operations
Net investment income (loss) E	.05 L	- I	.02	(.08)	(.11)	(.10)
Net realized and unrealized gain (loss)	1.39	1.79	1.73	(10.66)	4.70	3.73
Total from investment operations	1.44	1.79	1.75	(10.74)	4.59	3.63
Distributions from net investment income	(.06)	(.03)	-	-	-	-
Distributions from net realized gain	(.02)	(.09)	-	(1.78)	-	-
Total distributions	(.07) J	(.12)	-	(1.78) K	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.03
Net asset value, end of period	$ 10.90	$ 9.53	$ 7.86	$ 6.11	$ 18.63	$ 14.03
Total Return B,C,D	15.21%	23.06%	28.64%	(63.32)%	32.79%	35.29%
Ratios to Average Net Assets F,H
Expenses before reductions	2.07% A	1.91%	1.68%	2.51%	2.38%	2.38%
Expenses net of fee waivers, if any	2.06% A	1.91%	1.68%	2.41%	2.38%	2.38%
Expenses net of all reductions	2.05% A	1.90%	1.63%	2.38%	2.34%	2.27%
Net investment income (loss)	.97% A,L	(.01)%	.26%	(.62)%	(.66)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,154	$ 8,936	$ 8,543	$ 9,497	$ 40,894	$ 26,320
Portfolio turnover rate G	26% A	49%	174%	61%	107%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share. K Total distributions of $1.78 per share is comprised of distributions from net realized gain of $1.775 per share. L Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 8.14	$ 6.28	$ 19.09	$ 14.23	$ 10.40
Income from Investment Operations
Net investment income (loss) D	.10 J	.09	.08	.05	.07	.05
Net realized and unrealized gain (loss)	1.44	1.87	1.78	(10.92)	4.78	3.75
Total from investment operations	1.54	1.96	1.86	(10.87)	4.85	3.80
Distributions from net investment income	(.14)	(.09)	- H	(.06)	-	-
Distributions from net realized gain	(.04)	(.09)	-	(1.88)	-	- H
Total distributions	(.18)	(.18)	- H	(1.94) I	-	- H
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	.03
Net asset value, end of period	$ 11.28	$ 9.92	$ 8.14	$ 6.28	$ 19.09	$ 14.23
Total Return B,C	15.78%	24.43%	29.68%	(62.91)%	34.15%	36.86%
Ratios to Average Net Assets E,G
Expenses before reductions	1.06% A	.91%	.68%	1.44%	1.30%	1.28%
Expenses net of fee waivers, if any	1.06% A	.91%	.68%	1.44%	1.30%	1.28%
Expenses net of all reductions	1.05% A	.89%	.64%	1.40%	1.25%	1.16%
Net investment income (loss)	1.98% A,J	1.00%	1.25%	.36%	.43%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 425,038	$ 398,331	$ 329,128	$ 312,376	$1,433,844	$ 981,210
Portfolio turnover rate F	26% A	49%	174%	61%	107%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $1.94 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.878 per share. J Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .79%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 8.14	$ 6.27	$ 19.09	$ 14.22	$ 10.40
Income from Investment Operations
Net investment income (loss) D	.11 J	.09	.08	.05	.08	.05
Net realized and unrealized gain (loss)	1.44	1.86	1.79	(10.92)	4.78	3.74
Total from investment operations	1.55	1.95	1.87	(10.87)	4.86	3.79
Distributions from net investment income	(.15)	(.07)	- H	(.07)	-	-
Distributions from net realized gain	(.04)	(.09)	-	(1.88)	-	- H
Total distributions	(.19)	(.16)	- H	(1.95) I	-	- H
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	.03
Net asset value, end of period	$ 11.29	$ 9.93	$ 8.14	$ 6.27	$ 19.09	$ 14.22
Total Return B,C	15.80%	24.33%	29.87%	(62.95)%	34.25%	36.77%
Ratios to Average Net Assets E,G
Expenses before reductions	.99% A	.90%	.68%	1.40%	1.29%	1.25%
Expenses net of fee waivers, if any	.99% A	.90%	.68%	1.40%	1.29%	1.25%
Expenses net of all reductions	.98% A	.88%	.64%	1.37%	1.25%	1.14%
Net investment income (loss)	2.05% A,J	1.01%	1.25%	.39%	.44%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,173	$ 2,418	$ 2,022	$ 8,117	$ 27,609	$ 13,954
Portfolio turnover rate F	26% A	49%	174%	61%	107%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $1.95 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $1.878 per share. J Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .85%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap Opportunities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 139,021,156
Gross unrealized depreciation	(8,207,004)
Net unrealized appreciation (depreciation) on securities and other investments	$ 130,814,152
Tax cost	$ 369,343,941

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $58,236,172 and $87,954,180, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 26,796	$ 519
Class T	.25%	.25%	28,744	432
Class B	.75%	.25%	14,768	11,138
Class C	.75%	.25%	44,853	3,847
			$ 115,161	$ 15,936

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,011
Class T	1,276
Class B*	3,743
Class C*	107
$ 11,137

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 32,356.30
Class T	18,047.31
Class B	4,472.30
Class C	13,594.30
International Small Cap Opportunities	605,382.30
Institutional Class	2,555.23
	$ 676,406

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $456 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $799 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $89,296. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $5,729.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21,197 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $46.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 234,699	$ 167,529
Class T	95,134	81,809
Class B	17,225	11,651
Class C	53,555	35,378
International Small Cap Opportunities	5,789,167	3,548,259
Institutional Class	33,517	16,552
Total	$ 6,223,297	$ 3,861,178
From net realized gain
Class A	$ 81,710	$ 203,751
Class T	45,785	126,944
Class B	4,543	31,778
Class C	13,930	96,486
International Small Cap Opportunities	1,606,951	3,588,127
Institutional Class	9,075	20,407
Total	$ 1,761,994	$ 4,067,493

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	271,661	502,676	$ 2,797,938	$ 4,331,157
Reinvestment of distributions	27,655	39,668	279,266	334,402
Shares redeemed	(306,307)	(821,208)	(3,156,743)	(7,086,973)
Net increase (decrease)	(6,991)	(278,864)	$ (79,539)	$ (2,421,414)
Class T
Shares sold	64,528	202,721	$ 662,671	$ 1,752,774
Reinvestment of distributions	13,404	24,207	134,706	202,613
Shares redeemed	(152,100)	(563,942)	(1,564,091)	(4,787,797)
Net increase (decrease)	(74,168)	(337,014)	$ (766,714)	$ (2,832,410)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class B
Shares sold	6,374	33,509	$ 62,544	$ 282,738
Reinvestment of distributions	1,989	4,957	19,877	40,893
Shares redeemed	(37,401)	(89,943)	(379,067)	(751,714)
Net increase (decrease)	(29,038)	(51,477)	$ (296,646)	$ (428,083)
Class C
Shares sold	54,200	138,774	$ 544,442	$ 1,172,961
Reinvestment of distributions	5,984	13,874	59,727	114,325
Shares redeemed	(157,963)	(301,965)	(1,591,054)	(2,545,004)
Net increase (decrease)	(97,779)	(149,317)	$ (986,885)	$ (1,257,718)
International Small Cap Opportunities
Shares sold	2,820,015	11,750,215	$ 29,095,081	$ 101,991,968
Reinvestment of distributions	693,159	792,800	7,035,420	6,738,804
Shares redeemed	(5,992,259)	(12,779,026)	(62,500,070)	(110,633,144)
Net increase (decrease)	(2,479,085)	(236,011)	$ (26,369,569)	$ (1,902,372)
Institutional Class
Shares sold	18,562	111,833	$ 194,791	$ 1,028,388
Reinvestment of distributions	3,294	3,263	33,471	27,765
Shares redeemed	(72,986)	(119,898)	(752,624)	(1,034,340)
Net increase (decrease)	(51,130)	(4,802)	$ (524,362)	$ 21,813

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AILS-USAN-0611
1.815093.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
International Small Cap Opportunities
Fund - Institutional Class

Semiannual Report

April 30, 2011

Institutional Class
is a class of Fidelity®
International Small Cap
Opportunities Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.31%
Actual		$ 1,000.00	$ 1,155.90	$ 7.00
Hypothetical A		$ 1,000.00	$ 1,018.30	$ 6.56
Class T	1.57%
Actual		$ 1,000.00	$ 1,155.00	$ 8.39
Hypothetical A		$ 1,000.00	$ 1,017.01	$ 7.85
Class B	2.06%
Actual		$ 1,000.00	$ 1,152.00	$ 10.99
Hypothetical A		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.06%
Actual		$ 1,000.00	$ 1,152.10	$ 10.99
Hypothetical A		$ 1,000.00	$ 1,014.58	$ 10.29
International Small Cap Opportunities	1.06%
Actual		$ 1,000.00	$ 1,157.80	$ 5.67
Hypothetical A		$ 1,000.00	$ 1,019.54	$ 5.31
Institutional Class	.99%
Actual		$ 1,000.00	$ 1,158.00	$ 5.30
Hypothetical A		$ 1,000.00	$ 1,019.89	$ 4.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Japan 20.2%
United Kingdom 16.2%
United States of America 12.4%
Canada 4.9%
Brazil 4.8%
France 3.9%
Germany 3.6%
Netherlands 3.2%
Finland 3.0%
Other 27.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Japan 20.9%
United Kingdom 16.1%
United States of America 12.8%
Canada 5.0%
Brazil 4.1%
Germany 3.7%
France 3.5%
South Africa 3.2%
Finland 2.8%
Other 27.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.4	97.7
Short-Term Investments and Net Other Assets	1.6	2.3
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Azimut Holdings SpA (Italy, Capital Markets)	1.7	1.4
Braskem SA Class A sponsored ADR (Brazil, Chemicals)	1.7	1.5
PriceSmart, Inc. (United States of America, Food & Staples Retailing)	1.5	1.5
USS Co. Ltd. (Japan, Specialty Retail)	1.5	1.6
Outotec OYJ (Finland, Construction & Engineering)	1.3	1.3
Osaka Securities Exchange Co. Ltd. (Japan, Diversified Financial Services)	1.3	1.6
Andritz AG (Austria, Machinery)	1.3	0.8
Serco Group PLC (United Kingdom, Commercial Services & Supplies)	1.3	1.3
Kobayashi Pharmaceutical Co. Ltd. (Japan, Personal Products)	1.3	1.5
Prosegur Compania de Seguridad SA (Reg.) (Spain, Commercial Services & Supplies)	1.2	1.3
	14.1
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	23.0	20.8
Consumer Discretionary	18.1	17.1
Financials	17.7	19.9
Materials	11.1	10.8
Information Technology	8.5	8.4
Consumer Staples	8.4	8.5
Energy	5.6	5.4
Health Care	5.6	6.4
Utilities	0.4	0.4

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 1.0%
MAp Group unit	1,015,958	$ 3,286,294
OZ Minerals Ltd.	1,017,654	1,606,835
TOTAL AUSTRALIA		4,893,129
Austria - 2.0%
Andritz AG	58,800	6,071,362
Zumtobel AG	96,881	3,515,753
TOTAL AUSTRIA		9,587,115
Bailiwick of Guernsey - 1.0%
Resolution Ltd.	950,273	4,804,866
Bailiwick of Jersey - 1.1%
Informa PLC	465,236	3,238,302
Randgold Resources Ltd. sponsored ADR	22,100	1,913,197
TOTAL BAILIWICK OF JERSEY		5,151,499
Belgium - 1.4%
Gimv NV	40,800	2,704,979
Umicore SA (d)	70,474	4,042,351
TOTAL BELGIUM		6,747,330
Bermuda - 1.6%
Aquarius Platinum Ltd. (Australia)	326,589	1,765,457
Great Eagle Holdings Ltd.	482,000	1,712,939
Lazard Ltd. Class A	22,899	938,859
Trinity Ltd.	2,946,000	3,186,382
TOTAL BERMUDA		7,603,637
Brazil - 4.8%
Arezzo Industria e Comercio SA	82,000	1,271,201
Banco ABC Brasil SA	318,300	2,731,234
Banco Pine SA	128,900	1,113,425
BR Malls Participacoes SA	196,600	2,069,342
Braskem SA Class A sponsored ADR	267,200	7,970,576
Cia Hering SA	59,000	1,276,902
Iguatemi Empresa de Shopping Centers SA	38,700	996,218
Multiplan Empreendimentos Imobiliarios SA	94,600	1,969,205
Odontoprev SA	151,500	2,445,878
T4F Entretenimento SA	118,600	1,130,744
TOTAL BRAZIL		22,974,725
Canada - 4.9%
Agnico-Eagle Mines Ltd. (Canada)	26,100	1,818,531
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp.	107,600	$ 2,002,786
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,790	3,146,136
Niko Resources Ltd.	60,600	5,120,991
Open Text Corp. (a)	35,500	2,174,802
Pan American Silver Corp.	52,400	1,890,592
Petrobank Energy & Resources Ltd.	151,300	3,201,592
Petrominerales Ltd.	50,879	1,947,287
Quadra FNX Mining Ltd. (a)	61,000	1,001,300
Tuscany International Drilling, Inc. (a)	481,600	768,646
Tuscany International Drilling, Inc. rights 5/31/11 (a)	209,400	336,421
TOTAL CANADA		23,409,084
Cayman Islands - 1.8%
China Lilang Ltd.	1,273,000	1,809,603
Intime Department Store Group Co. Ltd.	1,213,000	1,892,994
NVC Lighting Holdings Ltd.	1,957,000	1,040,703
Vantage Drilling Co. (a)	625,331	1,113,089
Wynn Macau Ltd.	687,200	2,446,606
TOTAL CAYMAN ISLANDS		8,302,995
Cyprus - 0.2%
AFI Development PLC GDR (Reg. S)	645,800	727,171
Denmark - 0.6%
William Demant Holding A/S (a)	28,533	2,660,111
Finland - 3.0%
Metso Corp. (d)	45,500	2,790,136
Nokian Tyres PLC	95,200	4,935,358
Outotec OYJ (d)	100,200	6,350,731
TOTAL FINLAND		14,076,225
France - 3.9%
Audika SA	120,384	3,603,701
Laurent-Perrier Group	25,963	3,314,941
Remy Cointreau SA	42,298	3,485,946
Saft Groupe SA	92,419	4,243,622
Vetoquinol SA	26,912	1,132,082
Virbac SA	13,600	2,507,968
TOTAL FRANCE		18,288,260
Germany - 3.6%
alstria office REIT-AG	124,300	1,970,011
Bilfinger Berger AG	36,159	3,482,923
Common Stocks - continued
	Shares	Value
Germany - continued
CTS Eventim AG	66,213	$ 4,962,580
Fielmann AG	30,537	3,250,329
Software AG (Bearer)	16,827	3,184,060
TOTAL GERMANY		16,849,903
Greece - 0.4%
Terna Energy SA	443,751	2,037,580
India - 0.7%
Apollo Tyres Ltd.	842,892	1,321,810
Jyothy Laboratories Ltd.	433,677	2,028,007
TOTAL INDIA		3,349,817
Ireland - 0.7%
James Hardie Industries NV:
CDI (a)	40,000	258,774
sponsored ADR (a)	102,775	3,267,217
TOTAL IRELAND		3,525,991
Israel - 0.8%
Azrieli Group	65,005	1,901,459
Ituran Location & Control Ltd.	125,986	2,048,532
TOTAL ISRAEL		3,949,991
Italy - 2.7%
Azimut Holdings SpA	631,773	8,075,805
Interpump Group SpA	517,558	4,676,302
TOTAL ITALY		12,752,107
Japan - 20.2%
Aozora Bank Ltd.	1,109,000	2,401,942
Asahi Co. Ltd. (d)	58,000	1,197,485
Autobacs Seven Co. Ltd.	102,300	3,759,414
Daikoku Denki Co. Ltd.	168,700	1,964,147
Daikokutenbussan Co. Ltd.	109,200	3,568,488
FCC Co. Ltd.	159,300	3,750,510
GCA Savvian Group Corp. (a)(d)	1,209	2,103,505
Glory Ltd.	60,300	1,324,149
Goldcrest Co. Ltd.	60,400	1,006,391
Japan Steel Works Ltd.	279,000	2,253,067
Kamigumi Co. Ltd.	273,000	2,337,902
Kayaba Industry Co. Ltd.	190,000	1,580,415
Kobayashi Pharmaceutical Co. Ltd.	127,700	6,001,325
Kyoto Kimono Yuzen Co. Ltd.	109,900	1,199,010
Common Stocks - continued
	Shares	Value
Japan - continued
Meiko Network Japan Co. Ltd.	120,500	$ 1,100,173
Miraial Co. Ltd.	39,200	903,375
Nabtesco Corp. (d)	191,400	4,899,344
Nachi-Fujikoshi Corp.	240,000	1,340,801
Nagaileben Co. Ltd.	44,700	1,196,294
Nihon M&A Center, Inc.	398	2,119,038
Nihon Parkerizing Co. Ltd.	172,000	2,392,274
Nippon Seiki Co. Ltd.	186,000	2,156,331
Nippon Thompson Co. Ltd. (d)	732,000	5,447,733
Nitto Kohki Co. Ltd.	46,000	1,122,481
Obic Co. Ltd.	17,030	3,157,731
Osaka Securities Exchange Co. Ltd.	1,243	6,347,942
OSG Corp.	220,300	2,952,977
Seven Bank Ltd.	568	1,076,338
SHO-BOND Holdings Co. Ltd.	98,200	2,570,641
Shoei Co. Ltd.	80,300	622,591
The Nippon Synthetic Chemical Industry Co. Ltd.	323,000	2,049,258
THK Co. Ltd.	67,700	1,739,959
Tsumura & Co.	75,200	2,338,715
Tsutsumi Jewelry Co. Ltd.	41,900	1,045,329
USS Co. Ltd.	90,540	6,956,842
Yamatake Corp.	101,000	2,587,636
Yamato Kogyo Co. Ltd.	161,700	5,336,001
TOTAL JAPAN		95,907,554
Korea (South) - 0.6%
NCsoft Corp.	3,695	980,376
NHN Corp. (a)	10,235	2,035,504
TOTAL KOREA (SOUTH)		3,015,880
Luxembourg - 0.4%
GlobeOp Financial Services SA	238,800	1,731,189
Netherlands - 3.2%
Aalberts Industries NV (d)	192,200	4,862,448
ASM International NV unit (a)	95,800	4,143,350
Heijmans NV unit	81,690	2,764,832
QIAGEN NV (a)(d)	156,200	3,337,994
TOTAL NETHERLANDS		15,108,624
Norway - 0.2%
Sevan Marine ASA (a)	1,190,500	841,418
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.2%
Oil Search Ltd.	134,418	$ 1,039,095
Philippines - 0.2%
Jollibee Food Corp.	521,660	1,151,662
Portugal - 0.5%
Jeronimo Martins SGPS SA	154,600	2,537,248
Singapore - 1.7%
Allgreen Properties Ltd.	2,865,000	2,761,897
Keppel Land Ltd.	501,000	1,706,769
Singapore Exchange Ltd.	147,000	936,726
Wing Tai Holdings Ltd.	1,967,000	2,538,998
TOTAL SINGAPORE		7,944,390
South Africa - 2.6%
African Rainbow Minerals Ltd.	123,600	4,019,176
Clicks Group Ltd.	525,513	3,512,087
JSE Ltd.	199,281	1,991,066
Mr Price Group Ltd.	255,500	2,613,831
TOTAL SOUTH AFRICA		12,136,160
Spain - 1.4%
Grifols SA	35,332	699,702
Prosegur Compania de Seguridad SA (Reg.)	96,209	5,878,322
TOTAL SPAIN		6,578,024
Sweden - 1.7%
Fagerhult AB	82,150	2,569,099
Intrum Justitia AB (d)	192,000	2,906,925
Swedish Match Co. (d)	74,600	2,646,519
TOTAL SWEDEN		8,122,543
Switzerland - 1.0%
Bank Sarasin & Co. Ltd. Series B (Reg.)	111,200	4,884,240
Turkey - 1.3%
Albaraka Turk Katilim Bankasi AS	955,000	1,607,364
Bizim Toptan Satis Magazari AS	64,000	1,245,496
Coca-Cola Icecek AS	215,000	3,237,015
TOTAL TURKEY		6,089,875
United Kingdom - 16.2%
AMEC PLC	140,700	2,820,303
Babcock International Group PLC	319,700	3,420,442
Bellway PLC	223,172	2,635,601
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Britvic PLC	461,200	$ 3,154,741
Dechra Pharmaceuticals PLC	247,100	1,981,228
Derwent London PLC	57,900	1,732,186
Great Portland Estates PLC	447,489	3,147,662
H&T Group PLC	371,803	1,912,864
InterContinental Hotel Group PLC ADR	149,400	3,294,270
Johnson Matthey PLC	118,089	3,951,035
Meggitt PLC	820,445	4,919,992
Micro Focus International PLC	341,800	2,121,052
Mothercare PLC	329,201	2,309,019
Persimmon PLC	221,563	1,787,947
Rotork PLC	65,300	1,870,673
Serco Group PLC	640,476	6,050,008
Shaftesbury PLC	526,232	4,509,362
Spectris PLC	174,487	4,322,398
Spirax-Sarco Engineering PLC	169,230	5,679,077
Ted Baker PLC	214,000	2,591,626
Ultra Electronics Holdings PLC	80,669	2,328,471
Unite Group PLC (a)	1,539,170	5,520,001
Victrex PLC	188,582	4,640,059
TOTAL UNITED KINGDOM		76,700,017
United States of America - 10.8%
Advanced Energy Industries, Inc. (a)	125,519	1,776,094
ANSYS, Inc. (a)	15,285	845,108
Autoliv, Inc.	48,800	3,910,344
Broadridge Financial Solutions, Inc.	48,705	1,131,904
Cymer, Inc. (a)	75,900	3,651,549
Dril-Quip, Inc. (a)	30,852	2,362,029
Evercore Partners, Inc. Class A	42,700	1,489,803
Greenhill & Co., Inc. (d)	12,000	708,000
ION Geophysical Corp. (a)	367,106	4,640,220
Juniper Networks, Inc. (a)	75,200	2,882,416
Kansas City Southern (a)	70,300	4,085,133
Lam Research Corp. (a)	19,303	932,528
Martin Marietta Materials, Inc. (d)	23,900	2,179,441
Mohawk Industries, Inc. (a)	78,000	4,683,120
Oceaneering International, Inc. (a)	19,600	1,713,432
PriceSmart, Inc.	177,196	7,378,441
ResMed, Inc. (a)(d)	125,200	3,992,628
Common Stocks - continued
	Shares	Value
United States of America - continued
Solera Holdings, Inc.	33,600	$ 1,848,000
Solutia, Inc. (a)	41,156	1,084,461
TOTAL UNITED STATES OF AMERICA		51,294,651
TOTAL COMMON STOCKS (Cost $333,170,525)		466,774,106
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 0.13% (b)	4,024,992	4,024,992
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	29,358,995	29,358,995
TOTAL MONEY MARKET FUNDS (Cost $33,383,987)		33,383,987
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $366,554,512)		500,158,093
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(25,870,975)
NET ASSETS - 100%		$ 474,287,118
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,273
Fidelity Securities Lending Cash Central Fund	89,296
Total	$ 95,569
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 95,907,554	$ -	$ 95,907,554	$ -
United Kingdom	76,700,017	76,700,017	-	-
United States of America	51,294,651	51,294,651	-	-
Canada	23,409,084	23,409,084	-	-
Brazil	22,974,725	22,974,725	-	-
France	18,288,260	18,288,260	-	-
Germany	16,849,903	16,849,903	-	-
Netherlands	15,108,624	15,108,624	-	-
Finland	14,076,225	14,076,225	-	-
Other	132,165,063	132,165,063	-	-
Money Market Funds	33,383,987	33,383,987	-	-
Total Investments in Securities:	$ 500,158,093	$ 404,250,539	$ 95,907,554	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $420,935,635 of which $90,555,924 and $330,379,711 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,122,541) - See accompanying schedule: Unaffiliated issuers (cost $333,170,525)	$ 466,774,106
Fidelity Central Funds (cost $33,383,987)	33,383,987
Total Investments (cost $366,554,512)		$ 500,158,093
Foreign currency held at value (cost $112,162)		112,350
Receivable for investments sold		2,654,338
Receivable for fund shares sold		330,758
Dividends receivable		1,924,610
Distributions receivable from Fidelity Central Funds		36,871
Prepaid expenses		427
Other receivables		14,189
Total assets		505,231,636

Liabilities
Payable for investments purchased	$ 511,044
Payable for fund shares redeemed	610,121
Accrued management fee	254,778
Distribution and service plan fees payable	19,292
Other affiliated payables	128,307
Other payables and accrued expenses	61,981
Collateral on securities loaned, at value	29,358,995
Total liabilities		30,944,518

Net Assets		$ 474,287,118
Net Assets consist of:
Paid in capital		$ 728,555,216
Undistributed net investment income		1,769,141
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(389,669,316)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		133,632,077
Net Assets		$ 474,287,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,961,114 ÷ 2,053,278 shares)	$ 11.18

Maximum offering price per share (100/94.25 of $11.18)	$ 11.86
Class T: Net Asset Value and redemption price per share ($11,957,870 ÷ 1,078,028 shares)	$ 11.09

Maximum offering price per share (100/96.50 of $11.09)	$ 11.49
Class B: Net Asset Value and offering price per share ($3,002,812 ÷ 275,196 shares)A	$ 10.91

Class C: Net Asset Value and offering price per share ($9,154,348 ÷ 840,112 shares)A	$ 10.90

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($425,037,999 ÷ 37,693,591 shares)	$ 11.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,172,975 ÷ 192,467 shares)	$ 11.29
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 4,421,977
Special dividends		2,725,226
Income from Fidelity Central Funds		95,569
Income before foreign taxes withheld		7,242,772
Less foreign taxes withheld		(315,918)
Total income		6,926,854

Expenses
Management fee Basic fee	$ 1,960,371
Performance adjustment	(484,566)
Transfer agent fees	676,406
Distribution and service plan fees	115,161
Accounting and security lending fees	119,880
Custodian fees and expenses	70,154
Independent trustees' compensation	1,145
Registration fees	37,206
Audit	38,479
Legal	786
Miscellaneous	2,205
Total expenses before reductions	2,537,227
Expense reductions	(26,972)	2,510,255
Net investment income (loss)		4,416,599
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,835,697
Foreign currency transactions	(114,577)
Total net realized gain (loss)		34,721,120
Change in net unrealized appreciation (depreciation) on: Investment securities	28,113,267
Assets and liabilities in foreign currencies	(13,511)
Total change in net unrealized appreciation (depreciation)		28,099,756
Net gain (loss)		62,820,876
Net increase (decrease) in net assets resulting from operations		$ 67,237,475

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,416,599	$ 3,674,101
Net realized gain (loss)	34,721,120	58,487,523
Change in net unrealized appreciation (depreciation)	28,099,756	25,253,733
Net increase (decrease) in net assets resulting from operations	67,237,475	87,415,357
Distributions to shareholders from net investment income	(6,223,297)	(3,861,178)
Distributions to shareholders from net realized gain	(1,761,994)	(4,067,493)
Total distributions	(7,985,291)	(7,928,671)
Share transactions - net increase (decrease)	(29,023,715)	(8,820,184)
Redemption fees	41,393	60,781
Total increase (decrease) in net assets	30,269,862	70,727,283

Net Assets
Beginning of period	444,017,256	373,289,973
End of period (including undistributed net investment income of $1,769,141 and undistributed net investment income of $3,575,839, respectively)	$ 474,287,118	$ 444,017,256

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 8.07	$ 6.24	$ 18.97	$ 14.18	$ 10.41
Income from Investment Operations
Net investment income (loss) E	.09 K	.06	.06	.02	.02	- I
Net realized and unrealized gain (loss)	1.42	1.85	1.77	(10.85)	4.76	3.74
Total from investment operations	1.51	1.91	1.83	(10.83)	4.78	3.74
Distributions from net investment income	(.11)	(.07)	-	(.03)	-	-
Distributions from net realized gain	(.04)	(.09)	-	(1.88)	-	- I
Total distributions	(.15)	(.16)	-	(1.90) J	-	- I
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.03
Net asset value, end of period	$ 11.18	$ 9.82	$ 8.07	$ 6.24	$ 18.97	$ 14.18
Total Return B,C,D	15.59%	24.05%	29.33%	(62.98)%	33.78%	36.25%
Ratios to Average Net Assets F,H
Expenses before reductions	1.32% A	1.16%	.94%	1.75%	1.63%	1.63%
Expenses net of fee waivers, if any	1.31% A	1.16%	.94%	1.66%	1.63%	1.63%
Expenses net of all reductions	1.30% A	1.15%	.89%	1.62%	1.59%	1.51%
Net investment income (loss)	1.72% A,K	.74%	1.00%	.13%	.10%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,961	$ 20,228	$ 18,883	$ 17,905	$ 70,785	$ 35,674
Portfolio turnover rate G	26% A	49%	174%	61%	107%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.90 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.878 per share. K Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 8.00	$ 6.20	$ 18.85	$ 14.12	$ 10.38
Income from Investment Operations
Net investment income (loss) E	.07 K	.04	.05	(.02)	(.02)	(.03)
Net realized and unrealized gain (loss)	1.42	1.83	1.75	(10.78)	4.74	3.74
Total from investment operations	1.49	1.87	1.80	(10.80)	4.72	3.71
Distributions from net investment income	(.08)	(.06)	-	-	-	-
Distributions from net realized gain	(.04)	(.09)	-	(1.85)	-	-
Total distributions	(.12)	(.15)	-	(1.85) J	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.03
Net asset value, end of period	$ 11.09	$ 9.72	$ 8.00	$ 6.20	$ 18.85	$ 14.12
Total Return B,C,D	15.50%	23.65%	29.03%	(63.08)%	33.50%	36.03%
Ratios to Average Net Assets F,H
Expenses before reductions	1.58% A	1.43%	1.20%	2.00%	1.85%	1.85%
Expenses net of fee waivers, if any	1.57% A	1.43%	1.20%	1.91%	1.85%	1.85%
Expenses net of all reductions	1.57% A	1.41%	1.15%	1.87%	1.81%	1.74%
Net investment income (loss)	1.46% A,K	.48%	.74%	(.12)%	(.13)%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,958	$ 11,202	$ 11,915	$ 11,614	$ 46,568	$ 28,309
Portfolio turnover rate G	26% A	49%	174%	61%	107%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.85 per share is comprised of distributions from net realized gain of $1.852 per share. K Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .27%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 7.87	$ 6.12	$ 18.64	$ 14.04	$ 10.37
Income from Investment Operations
Net investment income (loss) E	.05 L	- I	.02	(.08)	(.11)	(.10)
Net realized and unrealized gain (loss)	1.39	1.79	1.73	(10.68)	4.70	3.74
Total from investment operations	1.44	1.79	1.75	(10.76)	4.59	3.64
Distributions from net investment income	(.06)	(.03)	-	-	-	-
Distributions from net realized gain	(.02)	(.09)	-	(1.76)	-	-
Total distributions	(.07) J	(.12)	-	(1.76) K	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.03
Net asset value, end of period	$ 10.91	$ 9.54	$ 7.87	$ 6.12	$ 18.64	$ 14.04
Total Return B,C,D	15.20%	23.03%	28.59%	(63.32)%	32.76%	35.39%
Ratios to Average Net Assets F,H
Expenses before reductions	2.07% A	1.91%	1.69%	2.51%	2.40%	2.45%
Expenses net of fee waivers, if any	2.06% A	1.91%	1.69%	2.41%	2.40%	2.41%
Expenses net of all reductions	2.05% A	1.90%	1.64%	2.38%	2.36%	2.30%
Net investment income (loss)	.97% A,L	(.01)%	.25%	(.62)%	(.67)%	(.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,003	$ 2,902	$ 2,799	$ 2,687	$ 10,975	$ 7,709
Portfolio turnover rate G	26% A	49%	174%	61%	107%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share. K Total distributions of $1.76 per share is comprised of distributions from net realized gain of $1.760 per share. L Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.53	$ 7.86	$ 6.11	$ 18.63	$ 14.03	$ 10.37
Income from Investment Operations
Net investment income (loss) E	.05 L	- I	.02	(.08)	(.11)	(.10)
Net realized and unrealized gain (loss)	1.39	1.79	1.73	(10.66)	4.70	3.73
Total from investment operations	1.44	1.79	1.75	(10.74)	4.59	3.63
Distributions from net investment income	(.06)	(.03)	-	-	-	-
Distributions from net realized gain	(.02)	(.09)	-	(1.78)	-	-
Total distributions	(.07) J	(.12)	-	(1.78) K	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.03
Net asset value, end of period	$ 10.90	$ 9.53	$ 7.86	$ 6.11	$ 18.63	$ 14.03
Total Return B,C,D	15.21%	23.06%	28.64%	(63.32)%	32.79%	35.29%
Ratios to Average Net Assets F,H
Expenses before reductions	2.07% A	1.91%	1.68%	2.51%	2.38%	2.38%
Expenses net of fee waivers, if any	2.06% A	1.91%	1.68%	2.41%	2.38%	2.38%
Expenses net of all reductions	2.05% A	1.90%	1.63%	2.38%	2.34%	2.27%
Net investment income (loss)	.97% A,L	(.01)%	.26%	(.62)%	(.66)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,154	$ 8,936	$ 8,543	$ 9,497	$ 40,894	$ 26,320
Portfolio turnover rate G	26% A	49%	174%	61%	107%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share. K Total distributions of $1.78 per share is comprised of distributions from net realized gain of $1.775 per share. L Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 8.14	$ 6.28	$ 19.09	$ 14.23	$ 10.40
Income from Investment Operations
Net investment income (loss) D	.10 J	.09	.08	.05	.07	.05
Net realized and unrealized gain (loss)	1.44	1.87	1.78	(10.92)	4.78	3.75
Total from investment operations	1.54	1.96	1.86	(10.87)	4.85	3.80
Distributions from net investment income	(.14)	(.09)	- H	(.06)	-	-
Distributions from net realized gain	(.04)	(.09)	-	(1.88)	-	- H
Total distributions	(.18)	(.18)	- H	(1.94) I	-	- H
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	.03
Net asset value, end of period	$ 11.28	$ 9.92	$ 8.14	$ 6.28	$ 19.09	$ 14.23
Total Return B,C	15.78%	24.43%	29.68%	(62.91)%	34.15%	36.86%
Ratios to Average Net Assets E,G
Expenses before reductions	1.06% A	.91%	.68%	1.44%	1.30%	1.28%
Expenses net of fee waivers, if any	1.06% A	.91%	.68%	1.44%	1.30%	1.28%
Expenses net of all reductions	1.05% A	.89%	.64%	1.40%	1.25%	1.16%
Net investment income (loss)	1.98% A,J	1.00%	1.25%	.36%	.43%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 425,038	$ 398,331	$ 329,128	$ 312,376	$1,433,844	$ 981,210
Portfolio turnover rate F	26% A	49%	174%	61%	107%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $1.94 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.878 per share. J Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .79%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 8.14	$ 6.27	$ 19.09	$ 14.22	$ 10.40
Income from Investment Operations
Net investment income (loss) D	.11 J	.09	.08	.05	.08	.05
Net realized and unrealized gain (loss)	1.44	1.86	1.79	(10.92)	4.78	3.74
Total from investment operations	1.55	1.95	1.87	(10.87)	4.86	3.79
Distributions from net investment income	(.15)	(.07)	- H	(.07)	-	-
Distributions from net realized gain	(.04)	(.09)	-	(1.88)	-	- H
Total distributions	(.19)	(.16)	- H	(1.95) I	-	- H
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	.03
Net asset value, end of period	$ 11.29	$ 9.93	$ 8.14	$ 6.27	$ 19.09	$ 14.22
Total Return B,C	15.80%	24.33%	29.87%	(62.95)%	34.25%	36.77%
Ratios to Average Net Assets E,G
Expenses before reductions	.99% A	.90%	.68%	1.40%	1.29%	1.25%
Expenses net of fee waivers, if any	.99% A	.90%	.68%	1.40%	1.29%	1.25%
Expenses net of all reductions	.98% A	.88%	.64%	1.37%	1.25%	1.14%
Net investment income (loss)	2.05% A,J	1.01%	1.25%	.39%	.44%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,173	$ 2,418	$ 2,022	$ 8,117	$ 27,609	$ 13,954
Portfolio turnover rate F	26% A	49%	174%	61%	107%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $1.95 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $1.878 per share. J Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .85%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap Opportunities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 139,021,156
Gross unrealized depreciation	(8,207,004)
Net unrealized appreciation (depreciation) on securities and other investments	$ 130,814,152
Tax cost	$ 369,343,941

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $58,236,172 and $87,954,180, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 26,796	$ 519
Class T	.25%	.25%	28,744	432
Class B	.75%	.25%	14,768	11,138
Class C	.75%	.25%	44,853	3,847
			$ 115,161	$ 15,936

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,011
Class T	1,276
Class B*	3,743
Class C*	107
$ 11,137

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 32,356.30
Class T	18,047.31
Class B	4,472.30
Class C	13,594.30
International Small Cap Opportunities	605,382.30
Institutional Class	2,555.23
	$ 676,406

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $456 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $799 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $89,296. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $5,729.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21,197 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $46.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 234,699	$ 167,529
Class T	95,134	81,809
Class B	17,225	11,651
Class C	53,555	35,378
International Small Cap Opportunities	5,789,167	3,548,259
Institutional Class	33,517	16,552
Total	$ 6,223,297	$ 3,861,178
From net realized gain
Class A	$ 81,710	$ 203,751
Class T	45,785	126,944
Class B	4,543	31,778
Class C	13,930	96,486
International Small Cap Opportunities	1,606,951	3,588,127
Institutional Class	9,075	20,407
Total	$ 1,761,994	$ 4,067,493

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	271,661	502,676	$ 2,797,938	$ 4,331,157
Reinvestment of distributions	27,655	39,668	279,266	334,402
Shares redeemed	(306,307)	(821,208)	(3,156,743)	(7,086,973)
Net increase (decrease)	(6,991)	(278,864)	$ (79,539)	$ (2,421,414)
Class T
Shares sold	64,528	202,721	$ 662,671	$ 1,752,774
Reinvestment of distributions	13,404	24,207	134,706	202,613
Shares redeemed	(152,100)	(563,942)	(1,564,091)	(4,787,797)
Net increase (decrease)	(74,168)	(337,014)	$ (766,714)	$ (2,832,410)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class B
Shares sold	6,374	33,509	$ 62,544	$ 282,738
Reinvestment of distributions	1,989	4,957	19,877	40,893
Shares redeemed	(37,401)	(89,943)	(379,067)	(751,714)
Net increase (decrease)	(29,038)	(51,477)	$ (296,646)	$ (428,083)
Class C
Shares sold	54,200	138,774	$ 544,442	$ 1,172,961
Reinvestment of distributions	5,984	13,874	59,727	114,325
Shares redeemed	(157,963)	(301,965)	(1,591,054)	(2,545,004)
Net increase (decrease)	(97,779)	(149,317)	$ (986,885)	$ (1,257,718)
International Small Cap Opportunities
Shares sold	2,820,015	11,750,215	$ 29,095,081	$ 101,991,968
Reinvestment of distributions	693,159	792,800	7,035,420	6,738,804
Shares redeemed	(5,992,259)	(12,779,026)	(62,500,070)	(110,633,144)
Net increase (decrease)	(2,479,085)	(236,011)	$ (26,369,569)	$ (1,902,372)
Institutional Class
Shares sold	18,562	111,833	$ 194,791	$ 1,028,388
Reinvestment of distributions	3,294	3,263	33,471	27,765
Shares redeemed	(72,986)	(119,898)	(752,624)	(1,034,340)
Net increase (decrease)	(51,130)	(4,802)	$ (524,362)	$ 21,813

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AILSI-USAN-0611
1.815084.105

Fidelity®
International Value
Fund

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.37%
Actual		$ 1,000.00	$ 1,128.30	$ 7.23
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 6.85
Class T	1.63%
Actual		$ 1,000.00	$ 1,127.30	$ 8.60
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.12%
Actual		$ 1,000.00	$ 1,125.10	$ 11.17
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Class C	2.12%
Actual		$ 1,000.00	$ 1,125.70	$ 11.17
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
International Value	1.04%
Actual		$ 1,000.00	$ 1,130.20	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,132.10	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom 20.1%
Japan 17.0%
France 9.9%
Germany 7.5%
Spain 6.3%
Switzerland 4.8%
Netherlands 4.0%
Canada 3.3%
Hong Kong 3.2%
Other 23.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom 18.9%
Japan 18.3%
France 10.7%
Germany 6.9%
Spain 6.6%
Switzerland 4.6%
Hong Kong 4.2%
Netherlands 3.9%
Italy 3.1%
Other 22.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.0	99.0
Short-Term Investments and Net Other Assets	2.0	1.0
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	4.4	3.8
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.4	2.0
Banco Santander SA (Spain, Commercial Banks)	2.3	2.0
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	2.3	2.0
AXA SA sponsored ADR (France, Insurance)	2.2	2.0
ING Groep NV (Netherlands, Diversified Financial Services)	2.0	1.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.9	2.0
Zurich Financial Services AG (Switzerland, Insurance)	1.9	1.8
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.8	0.0
Societe Generale Series A (France, Commercial Banks)	1.7	1.6
	22.9
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.6	38.4
Energy	12.6	11.1
Consumer Discretionary	10.3	10.8
Industrials	8.8	8.2
Materials	7.6	6.7
Telecommunication Services	6.0	6.2
Utilities	5.3	6.3
Health Care	5.3	4.4
Information Technology	4.7	4.7
Consumer Staples	1.8	2.2

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 2.3%
Commonwealth Bank of Australia	11,373	$ 669,790
Macquarie Group Ltd.	60,342	2,326,362
Wesfarmers Ltd.	15,938	581,951
Westfield Group unit	207,158	2,048,882
TOTAL AUSTRALIA		5,626,985
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	46,100	233,095
Bailiwick of Jersey - 1.1%
Informa PLC	90,838	632,283
United Business Media Ltd.	124,500	1,256,107
WPP PLC	63,632	833,506
TOTAL BAILIWICK OF JERSEY		2,721,896
Bermuda - 0.7%
Seadrill Ltd.	46,800	1,658,319
Brazil - 1.3%
Banco do Brasil SA	69,838	1,286,852
Banco Santander (Brasil) SA ADR	45,900	532,899
Cyrela Brazil Realty SA	35,700	374,631
Itau Unibanco Banco Multiplo SA sponsored ADR	10,933	259,659
Vivo Participacoes SA sponsored ADR	15,300	639,693
TOTAL BRAZIL		3,093,734
Canada - 3.3%
Kinross Gold Corp.	30,900	489,906
Petrobank Energy & Resources Ltd.	20,700	438,023
Petrominerales Ltd.	20,813	796,574
Power Corp. of Canada (sub. vtg.) (d)	23,400	704,152
Suncor Energy, Inc.	24,800	1,143,143
The Toronto-Dominion Bank	24,500	2,121,383
Uranium One, Inc.	146,800	611,343
Yamana Gold, Inc.	133,800	1,705,558
TOTAL CANADA		8,010,082
Cayman Islands - 0.5%
China High Speed Transmission Equipment Group Co. Ltd.	220,000	291,207
China ZhengTong Auto Services Holdings Ltd.	201,000	227,494
Hengdeli Holdings Ltd.	1,260,000	754,413
TOTAL CAYMAN ISLANDS		1,273,114
Common Stocks - continued
	Shares	Value
China - 0.9%
China Merchants Bank Co. Ltd. (H Shares)	299,572	$ 771,466
Industrial & Commercial Bank of China Ltd. (H Shares)	1,038,000	878,109
Nine Dragons Paper (Holdings) Ltd.	361,000	412,303
TOTAL CHINA		2,061,878
Denmark - 1.1%
Novo Nordisk A/S Series B	5,193	657,425
Pandora A/S (d)	15,900	716,225
Vestas Wind Systems A/S (a)(d)	36,205	1,285,716
TOTAL DENMARK		2,659,366
France - 9.9%
Alstom SA	14,225	945,941
Atos Origin SA (a)	15,552	958,397
AXA SA sponsored ADR (d)	237,000	5,313,540
BNP Paribas SA	49,193	3,893,159
Christian Dior SA	9,800	1,572,783
Compagnie de St. Gobain	29,177	2,015,424
PPR SA	7,100	1,269,870
Schneider Electric SA	4,385	774,861
Societe Generale Series A	61,707	4,127,642
Total SA sponsored ADR	18,900	1,213,947
Unibail-Rodamco (d)	8,966	2,097,645
TOTAL FRANCE		24,183,209
Germany - 7.3%
Allianz AG sponsored ADR	51,500	811,125
BASF AG (d)	20,426	2,099,696
Bayer AG (d)	11,994	1,054,383
Bayerische Motoren Werke AG (BMW)	12,312	1,161,120
Daimler AG (United States) (d)	37,200	2,858,820
Deutsche Boerse AG	9,100	756,167
E.ON AG (d)	92,432	3,159,889
HeidelbergCement AG (d)	29,100	2,225,404
Kabel Deutschland Holding AG (a)	7,900	493,744
Metro AG	15,300	1,123,033
MTU Aero Engines Holdings AG (d)	8,400	643,878
Munich Re Group	3,465	572,001
Volkswagen AG (d)	4,602	820,704
TOTAL GERMANY		17,779,964
Hong Kong - 3.2%
China Resources Power Holdings Co. Ltd.	396,000	729,150
Common Stocks - continued
	Shares	Value
Hong Kong - continued
CNOOC Ltd.	246,000	$ 611,448
Swire Pacific Ltd. (A Shares)	151,300	2,310,519
Techtronic Industries Co. Ltd.	555,000	757,504
Wharf Holdings Ltd.	450,000	3,291,143
TOTAL HONG KONG		7,699,764
India - 0.8%
Adani Power Ltd. (a)	17,717	45,098
Bank of Baroda	44,778	938,208
Reliance Industries Ltd.	14,883	330,836
State Bank of India	9,631	610,351
TOTAL INDIA		1,924,493
Indonesia - 0.9%
PT Bank Rakyat Indonesia Tbk	2,186,802	1,646,998
PT Semen Gresik (Persero) Tbk	497,500	551,875
TOTAL INDONESIA		2,198,873
Ireland - 0.3%
CRH PLC sponsored ADR (d)	33,000	823,350
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	33,100	1,513,663
Italy - 2.3%
ENI SpA	54,600	1,461,890
Intesa Sanpaolo SpA	845,992	2,809,413
UniCredit SpA	488,009	1,256,294
TOTAL ITALY		5,527,597
Japan - 17.0%
ABC-Mart, Inc.	17,200	644,369
Aisin Seiki Co. Ltd.	37,800	1,333,106
Asahi Glass Co. Ltd.	137,000	1,739,180
Canon, Inc.	27,700	1,304,303
Denso Corp.	55,300	1,850,467
East Japan Railway Co.	11,000	611,310
Honda Motor Co. Ltd.	60,600	2,329,427
Japan Retail Fund Investment Corp.	880	1,422,529
Japan Tobacco, Inc.	97	376,924
JSR Corp.	26,900	565,853
Kayaba Industry Co. Ltd.	31,000	257,857
Mitsubishi Corp.	128,300	3,480,051
Mitsubishi UFJ Financial Group, Inc.	333,800	1,601,905
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui & Co. Ltd.	168,800	$ 3,003,441
Nippon Electric Glass Co. Ltd.	152,000	2,301,099
Nippon Telegraph & Telephone Corp.	10,800	503,190
Obic Co. Ltd.	4,360	808,439
ORIX Corp.	20,150	1,979,396
Promise Co. Ltd.	33,200	283,422
Ricoh Co. Ltd.	30,000	331,025
Seven & i Holdings Co., Ltd.	23,700	596,363
SOFTBANK CORP.	14,200	599,121
Sumitomo Corp.	103,600	1,428,969
Sumitomo Mitsui Financial Group, Inc.	117,100	3,636,897
Tokio Marine Holdings, Inc.	31,500	881,086
Tokyo Electron Ltd.	39,200	2,269,167
Tokyo Gas Co. Ltd.	620,000	2,765,815
Toyota Motor Corp.	17,700	705,986
USS Co. Ltd.	6,120	470,244
West Japan Railway Co.	155	565,174
Yamada Denki Co. Ltd.	9,260	650,491
TOTAL JAPAN		41,296,606
Korea (South) - 1.1%
Samsung Electronics Co. Ltd.	1,936	1,618,013
Shinhan Financial Group Co. Ltd.	15,815	777,059
Shinhan Financial Group Co. Ltd. sponsored ADR	3,500	339,570
TOTAL KOREA (SOUTH)		2,734,642
Luxembourg - 0.8%
ArcelorMittal SA:
(Netherlands)	11,800	436,094
Class A unit (d)	39,900	1,479,093
TOTAL LUXEMBOURG		1,915,187
Netherlands - 4.0%
Gemalto NV	25,572	1,310,742
ING Groep NV:
(Certificaten Van Aandelen) (a)	161,268	2,124,654
sponsored ADR (a)(d)	200,800	2,648,552
Koninklijke KPN NV	101,443	1,610,008
Koninklijke Philips Electronics NV	30,400	900,418
Randstad Holdings NV	20,232	1,138,171
TOTAL NETHERLANDS		9,732,545
Common Stocks - continued
	Shares	Value
Norway - 1.6%
Aker Solutions ASA (d)	105,760	$ 2,552,101
DnB NOR ASA (d)	58,800	956,025
Telenor ASA	14,400	248,813
TOTAL NORWAY		3,756,939
Portugal - 0.7%
Energias de Portugal SA	412,523	1,686,440
Russia - 1.1%
Mechel Steel Group OAO sponsored ADR	29,700	848,529
OAO Gazprom sponsored ADR	85,600	1,460,336
Sberbank (Savings Bank of the Russian Federation) GDR	600	239,288
TOTAL RUSSIA		2,548,153
Singapore - 1.5%
DBS Group Holdings Ltd.	31,585	386,539
United Overseas Bank Ltd.	154,200	2,471,634
Yanlord Land Group Ltd.	690,000	817,369
TOTAL SINGAPORE		3,675,542
South Africa - 0.2%
Impala Platinum Holdings Ltd.	16,400	511,892
Spain - 6.3%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	94,316	1,208,188
Banco Santander SA (d)	86,681	1,106,995
Banco Santander SA sponsored ADR (d)	361,966	4,488,378
Gestevision Telecinco SA	49,150	552,341
Iberdrola SA	305,611	2,838,247
International Consolidated Airlines Group SA (a)	130,000	517,256
Red Electrica Corporacion SA	10,400	663,625
Telefonica SA sponsored ADR (d)	148,600	4,006,256
TOTAL SPAIN		15,381,286
Sweden - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares)	36,082	547,396
Switzerland - 4.8%
Lonza Group AG	8,480	728,271
Roche Holding AG (participation certificate)	29,025	4,706,938
Transocean Ltd. (a)	22,439	1,632,437
Zurich Financial Services AG	16,360	4,595,134
TOTAL SWITZERLAND		11,662,780
Common Stocks - continued
	Shares	Value
Taiwan - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	136,752	$ 517,260
Thailand - 0.4%
Siam Commercial Bank PCL (For. Reg.)	247,300	960,710
Turkey - 0.5%
Turkcell Iletisim Hizmet AS sponsored ADR	37,753	558,744
Turkiye Garanti Bankasi AS	118,000	611,335
TOTAL TURKEY		1,170,079
United Kingdom - 20.1%
Aberdeen Asset Management PLC	246,860	944,293
Aegis Group PLC	392,200	917,183
Anglo American PLC (United Kingdom)	63,217	3,295,176
Aviva PLC	146,428	1,095,899
BAE Systems PLC	165,900	908,674
Barclays PLC	751,553	3,573,001
BP PLC sponsored ADR (d)	128,535	5,930,605
Centrica PLC	99,225	531,877
GlaxoSmithKline PLC sponsored ADR	98,300	4,291,778
HSBC Holdings PLC sponsored ADR	27,370	1,490,844
Imperial Tobacco Group PLC	31,244	1,099,643
International Power PLC	109,096	602,465
Kazakhmys PLC	9,600	221,134
Lloyds Banking Group PLC (a)	1,435,100	1,424,893
Next PLC	12,800	478,296
Prudential PLC	138,552	1,792,559
Rio Tinto PLC	21,202	1,547,057
Royal Dutch Shell PLC Class A sponsored ADR (d)	138,300	10,715,491
Tesco PLC	78,377	528,331
Vedanta Resources PLC	34,500	1,339,870
Vodafone Group PLC sponsored ADR	190,312	5,541,885
Wolseley PLC	17,762	643,238
TOTAL UNITED KINGDOM		48,914,192
TOTAL COMMON STOCKS (Cost $227,085,780)		236,001,031
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.2%
Volkswagen AG	2,800	551,599
Italy - 0.7%
Fiat Industrial SpA (a)	45,300	426,075
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - continued
Fiat SpA (Risparmio Shares)	43,100	$ 364,525
Telecom Italia SpA (Risparmio Shares)	680,500	877,545
TOTAL ITALY		1,668,145
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,849,629)		2,219,744
Money Market Funds - 18.8%

Fidelity® Cash Central Fund, 0.13% (b)	3,678,007	3,678,007
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	42,143,402	42,143,402
TOTAL MONEY MARKET FUNDS (Cost $45,821,409)		45,821,409
TOTAL INVESTMENT PORTFOLIO - 116.8% (Cost $274,756,818)		284,042,184
NET OTHER ASSETS (LIABILITIES) - (16.8)%		(40,855,227)
NET ASSETS - 100%		$ 243,186,957
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity® Cash Central Fund	$ 2,839
Fidelity Securities Lending Cash Central Fund	80,968
Total	$ 83,807
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 48,914,192	$ 39,480,783	$ 9,433,409	$ -
Japan	41,296,606	-	41,296,606	-
France	24,183,209	24,183,209	-	-
Germany	18,331,563	18,331,563	-	-
Spain	15,381,286	15,381,286	-	-
Switzerland	11,662,780	11,662,780	-	-
Netherlands	9,732,545	6,707,473	3,025,072	-
Canada	8,010,082	8,010,082	-	-
Hong Kong	7,699,764	7,088,316	611,448	-
Other	53,008,748	47,256,684	5,752,064	-
Money Market Funds	45,821,409	45,821,409	-	-
Total Investments in Securities:	$ 284,042,184	$ 223,923,585	$ 60,118,599	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $86,037,358 of which $17,089,067, $65,376,972 and $3,571,319 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $40,645,364) - See accompanying schedule: Unaffiliated issuers (cost $228,935,409)	$ 238,220,775
Fidelity Central Funds (cost $45,821,409)	45,821,409
Total Investments (cost $274,756,818)		$ 284,042,184
Foreign currency held at value (cost $321,175)		322,489
Receivable for investments sold		2,282,826
Receivable for fund shares sold		411,626
Dividends receivable		1,401,827
Distributions receivable from Fidelity Central Funds		46,748
Prepaid expenses		171
Other receivables		1,067
Total assets		288,508,938

Liabilities
Payable for investments purchased	$ 2,691,522
Payable for fund shares redeemed	257,543
Accrued management fee	127,278
Distribution and service plan fees payable	5,669
Other affiliated payables	51,586
Other payables and accrued expenses	44,981
Collateral on securities loaned, at value	42,143,402
Total liabilities		45,321,981

Net Assets		$ 243,186,957
Net Assets consist of:
Paid in capital		$ 318,845,398
Undistributed net investment income		2,051,974
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(87,029,246)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,318,831
Net Assets		$ 243,186,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,092,042 ÷ 675,083 shares)	$ 9.02

Maximum offering price per share (100/94.25 of $9.02)	$ 9.57
Class T: Net Asset Value and redemption price per share ($3,649,972 ÷ 404,909 shares)	$ 9.01

Maximum offering price per share (100/96.50 of $9.01)	$ 9.34
Class B: Net Asset Value and offering price per share ($1,240,171 ÷ 137,211 shares)A	$ 9.04

Class C: Net Asset Value and offering price per share ($2,498,112 ÷ 276,470 shares)A	$ 9.04

International Value: Net Asset Value, offering price and redemption price per share ($229,194,445 ÷ 25,408,521 shares)	$ 9.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($512,215 ÷ 56,676 shares)	$ 9.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 4,280,515
Interest		2
Income from Fidelity Central Funds		83,807
Income before foreign taxes withheld		4,364,324
Less foreign taxes withheld		(292,715)
Total income		4,071,609

Expenses
Management fee Basic fee	$ 695,698
Performance adjustment	(45,402)
Transfer agent fees	227,861
Distribution and service plan fees	30,554
Accounting and security lending fees	59,443
Custodian fees and expenses	33,114
Independent trustees' compensation	470
Registration fees	40,369
Audit	31,549
Legal	312
Miscellaneous	901
Total expenses before reductions	1,074,869
Expense reductions	(21,796)	1,053,073
Net investment income (loss)		3,018,536
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	540,287
Foreign currency transactions	(3,370)
Total net realized gain (loss)		536,917
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $30,988)	20,487,129
Assets and liabilities in foreign currencies	6,914
Total change in net unrealized appreciation (depreciation)		20,494,043
Net gain (loss)		21,030,960
Net increase (decrease) in net assets resulting from operations		$ 24,049,496

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,018,536	$ 3,860,059
Net realized gain (loss)	536,917	(3,221,958)
Change in net unrealized appreciation (depreciation)	20,494,043	12,417,837
Net increase (decrease) in net assets resulting from operations	24,049,496	13,055,938
Distributions to shareholders from net investment income	(4,441,935)	(3,135,757)
Distributions to shareholders from net realized gain	(710,581)	(123,529)
Total distributions	(5,152,516)	(3,259,286)
Share transactions - net increase (decrease)	50,363,530	(27,172,209)
Redemption fees	2,489	3,410
Total increase (decrease) in net assets	69,262,999	(17,372,147)

Net Assets
Beginning of period	173,923,958	191,296,105
End of period (including undistributed net investment income of $2,051,974 and undistributed net investment income of $3,475,373, respectively)	$ 243,186,957	$ 173,923,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.22	$ 7.75	$ 5.93	$ 13.02	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.15	.12	.21	.18	.06 H
Net realized and unrealized gain (loss)	.91	.44	1.78	(6.53)	2.29	.54
Total from investment operations	1.03	.59	1.90	(6.32)	2.47	.60
Distributions from net investment income	(.19)	(.11)	(.08)	(.15)	(.03)	-
Distributions from net realized gain	(.03)	(.01)	-	(.62)	(.02)	-
Total distributions	(.23) L	(.12)	(.08)	(.77)	(.05)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 9.02	$ 8.22	$ 7.75	$ 5.93	$ 13.02	$ 10.60
Total Return B,C,D	12.83%	7.60%	32.71%	(51.50)%	23.43%	6.00%
Ratios to Average Net Assets F,J
Expenses before reductions	1.38% A	1.40%	1.34%	1.42%	1.38%	1.75% A
Expenses net of fee waivers, if any	1.37% A	1.40%	1.34%	1.42%	1.38%	1.50% A
Expenses net of all reductions	1.36% A	1.38%	1.32%	1.41%	1.37%	1.46% A
Net investment income (loss)	2.78% A	1.93%	1.86%	2.05%	1.49%	1.29% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,092	$ 4,699	$ 4,456	$ 2,854	$ 6,052	$ 1,537
Portfolio turnover rate G	31% A	43%	46%	68%	59%	29% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%. IFor the period May 18, 2006 (commencement of operations) to October 31, 2006. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LTotal distributions of $.23 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 7.73	$ 5.91	$ 12.99	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.13	.10	.18	.15	.05H
Net realized and unrealized gain (loss)	.91	.44	1.77	(6.50)	2.29	.54
Total from investment operations	1.02	.57	1.87	(6.32)	2.44	.59
Distributions from net investment income	(.17)	(.09)	(.05)	(.14)	(.02)	-
Distributions from net realized gain	(.03)	(.01)	-	(.62)	(.02)	-
Total distributions	(.21)L	(.10)	(.05)	(.76)	(.04)	-
Redemption fees added to paid in capitalE,K	-	-	-	-	-	-
Net asset value, end of period	$ 9.01	$ 8.20	$ 7.73	$ 5.91	$ 12.99	$ 10.59
Total ReturnB,C,D	12.73%	7.32%	32.14%	(51.60)%	23.13%	5.90%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.65% A	1.67%	1.60%	1.67%	1.60%	2.01% A
Expenses net of fee waivers, if any	1.63% A	1.67%	1.60%	1.67%	1.60%	1.75% A
Expenses net of all reductions	1.62% A	1.65%	1.59%	1.66%	1.58%	1.71% A
Net investment income (loss)	2.51% A	1.65%	1.59%	1.80%	1.27%	1.04%A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,650	$ 2,276	$ 2,395	$ 2,087	$ 5,081	$ 1,789
Portfolio turnover rateG	31% A	43%	46%	68%	59%	29% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .38%. IFor the period May 18, 2006 (commencement of operations) to October 31, 2006. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LTotal distributions of $.21 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 7.74	$ 5.88	$ 12.93	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.09	.07	.13	.09	.02 H
Net realized and unrealized gain (loss)	.92	.44	1.79	(6.48)	2.29	.54
Total from investment operations	1.01	.53	1.86	(6.35)	2.38	.56
Distributions from net investment income	(.13)	(.06)	-	(.08)	-	-
Distributions from net realized gain	(.03)	(.01)	-	(.62)	(.01)	-
Total distributions	(.17) L	(.07)	-	(.70)	(.01)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 9.04	$ 8.20	$ 7.74	$ 5.88	$ 12.93	$ 10.56
Total Return B,C,D	12.51%	6.82%	31.63%	(51.85)%	22.59%	5.60%
Ratios to Average Net Assets F,J
Expenses before reductions	2.13% A	2.15%	2.08%	2.18%	2.10%	2.50% A
Expenses net of fee waivers, if any	2.12% A	2.15%	2.08%	2.18%	2.10%	2.25% A
Expenses net of all reductions	2.11% A	2.13%	2.07%	2.17%	2.08%	2.21% A
Net investment income (loss)	2.02% A	1.18%	1.11%	1.29%	.77%	.54% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,240	$ 1,216	$ 1,076	$ 931	$ 2,651	$ 1,304
Portfolio turnover rate G	31% A	43%	46%	68%	59%	29% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%. IFor the period May 18, 2006 (commencement of operations) to October 31, 2006. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LTotal distributions of $.17 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 7.73	$ 5.88	$ 12.92	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.09	.07	.13	.09	.02 H
Net realized and unrealized gain (loss)	.92	.44	1.78	(6.47)	2.29	.54
Total from investment operations	1.01	.53	1.85	(6.34)	2.38	.56
Distributions from net investment income	(.14)	(.05)	-	(.08)	-	-
Distributions from net realized gain	(.03)	(.01)	-	(.62)	(.02)	-
Total distributions	(.17)	(.06)	-	(.70)	(.02)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 9.04	$ 8.20	$ 7.73	$ 5.88	$ 12.92	$ 10.56
Total Return B,C,D	12.57%	6.84%	31.46%	(51.80)%	22.56%	5.60%
Ratios to Average Net Assets F,J
Expenses before reductions	2.13% A	2.15%	2.08%	2.17%	2.07%	2.47% A
Expenses net of fee waivers, if any	2.12% A	2.15%	2.08%	2.17%	2.07%	2.25% A
Expenses net of all reductions	2.11% A	2.13%	2.06%	2.16%	2.05%	2.21% A
Net investment income (loss)	2.02% A	1.18%	1.12%	1.30%	.80%	.54% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,498	$ 2,123	$ 2,108	$ 1,784	$ 5,996	$ 2,183
Portfolio turnover rate G	31% A	43%	46%	68%	59%	29% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%. IFor the period May 18, 2006 (commencement of operations) to October 31, 2006. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.23	$ 7.75	$ 5.95	$ 13.06	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.17	.13	.24	.22	.07 G
Net realized and unrealized gain (loss)	.91	.44	1.78	(6.54)	2.29	.54
Total from investment operations	1.04	.61	1.91	(6.30)	2.51	.61
Distributions from net investment income	(.22)	(.13)	(.11)	(.19)	(.04)	-
Distributions from net realized gain	(.03)	(.01)	-	(.62)	(.02)	-
Total distributions	(.25)	(.13) K	(.11)	(.81)	(.06)	-
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 9.02	$ 8.23	$ 7.75	$ 5.95	$ 13.06	$ 10.61
Total Return B,C	13.02%	7.95%	33.09%	(51.34)%	23.81%	6.10%
Ratios to Average Net Assets E,I
Expenses before reductions	1.06% A	1.09%	1.07%	1.10%	1.03%	1.50% A
Expenses net of fee waivers, if any	1.04% A	1.09%	1.07%	1.10%	1.03%	1.25% A
Expenses net of all reductions	1.03% A	1.08%	1.06%	1.09%	1.02%	1.21% A
Net investment income (loss)	3.10% A	2.23%	2.12%	2.37%	1.84%	1.54% A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 229,194	$ 163,090	$ 180,447	$ 160,777	$ 381,148	$ 221,130
Portfolio turnover rate F	31% A	43%	46%	68%	59%	29% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%. HFor the period May 18, 2006 (commencement of operations) to October 31, 2006. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.13 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 7.76	$ 5.96	$ 13.07	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.18	.14	.25	.22	.07 G
Net realized and unrealized gain (loss)	.93	.44	1.78	(6.54)	2.30	.54
Total from investment operations	1.06	.62	1.92	(6.29)	2.52	.61
Distributions from net investment income	(.22)	(.14)	(.12)	(.20)	(.04)	-
Distributions from net realized gain	(.03)	(.01)	-	(.62)	(.02)	-
Total distributions	(.26) L	(.14) K	(.12)	(.82)	(.06)	-
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 9.04	$ 8.24	$ 7.76	$ 5.96	$ 13.07	$ 10.61
Total Return B,C	13.21%	8.05%	33.06%	(51.27)%	23.91%	6.10%
Ratios to Average Net Assets E,I
Expenses before reductions	.99% A	.98%	.93%	1.02%	.98%	1.38% A
Expenses net of fee waivers, if any	.97% A	.98%	.93%	1.02%	.98%	1.25% A
Expenses net of all reductions	.97% A	.97%	.92%	1.01%	.96%	1.21% A
Net investment income (loss)	3.17% A	2.34%	2.26%	2.45%	1.89%	1.54% A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 512	$ 519	$ 814	$ 1,052	$ 3,965	$ 3,064
Portfolio turnover rate F	31% A	43%	46%	68%	59%	29% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%. HFor the period May 18, 2006 (commencement of operations) to October 31, 2006. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.14 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.005 per share. LTotal distributions of $.26 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 29,685,368
Gross unrealized depreciation	(21,037,055)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,648,313

Tax cost	$ 275,393,871

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $75,147,731 and $30,098,634, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,425	$ 184
Class T	.25%	.25%	6,921	37
Class B	.75%	.25%	5,963	4,484
Class C	.75%	.25%	11,245	2,382
			$ 30,554	$ 7,087

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,791
Class T	664
Class B*	424
Class C*	147
$ 4,026

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,739.30
Class T	4,389.32
Class B	1,808.30
Class C	3,408.30
International Value	210,150.23
Institutional Class	367.16
	$ 227,861

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $684 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $325 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $80,968. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $14,939.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,857 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 109,917	$ 64,929
Class T	48,265	27,801
Class B	18,831	8,869
Class C	34,950	14,357
International Value	4,218,039	3,006,248
Institutional Class	11,933	13,553
Total	$ 4,441,935	$ 3,135,757
From net realized gain
Class A	$ 19,461	$ 2,899
Class T	9,435	1,544
Class B	4,893	715
Class C	8,796	1,354
International Value	666,153	116,522
Institutional Class	1,843	495
Total	$ 710,581	$ 123,529

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	194,644	216,581	$ 1,675,969	$ 1,676,019
Reinvestment of distributions	14,168	7,621	113,424	61,732
Shares redeemed	(105,526)	(227,521)	(892,534)	(1,766,121)
Net increase (decrease)	103,286	(3,319)	$ 896,859	$ (28,370)
Class T
Shares sold	148,815	82,344	$ 1,282,067	$ 635,080
Reinvestment of distributions	7,104	3,507	56,884	28,408
Shares redeemed	(28,554)	(118,025)	(242,453)	(899,018)
Net increase (decrease)	127,365	(32,174)	$ 1,096,498	$ (235,530)
Class B
Shares sold	5,073	44,963	$ 43,102	$ 346,949
Reinvestment of distributions	2,474	980	19,918	7,981
Shares redeemed	(18,652)	(36,625)	(157,336)	(286,374)
Net increase (decrease)	(11,105)	9,318	$ (94,316)	$ 68,556

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class C
Shares sold	45,798	56,757	$ 388,887	$ 434,910
Reinvestment of distributions	4,468	1,540	35,965	12,532
Shares redeemed	(32,663)	(72,014)	(274,419)	(560,469)
Net increase (decrease)	17,603	(13,717)	$ 150,433	$ (113,027)
International Value
Shares sold	7,579,724	3,662,730	$ 65,405,416	$ 28,403,948
Reinvestment of distributions	587,427	369,795	4,695,920	2,987,943
Shares redeemed	(2,585,654)	(7,496,748)	(21,737,970)	(57,917,334)
Net increase (decrease)	5,581,497	(3,464,223)	$ 48,363,366	$ (26,525,443)
Institutional Class
Shares sold	7,430	16,581	$ 63,672	$ 128,469
Reinvestment of distributions	395	185	3,160	1,498
Shares redeemed	(14,153)	(58,573)	(116,142)	(468,362)
Net increase (decrease)	(6,328)	(41,807)	$ (49,310)	$ (338,395)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund and VIP FundsManager 60% Portfolio were the owners of record of approximately 29% and 14%, respectively, of the total outstanding shares of the Fund.

The VIP FundsManager Portfolios were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

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Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

FIV-USAN-0611
1.827484.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
International Value
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011

Class A, Class T, Class B, and Class C are classes of Fidelity® International Value Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.37%
Actual		$ 1,000.00	$ 1,128.30	$ 7.23
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 6.85
Class T	1.63%
Actual		$ 1,000.00	$ 1,127.30	$ 8.60
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.12%
Actual		$ 1,000.00	$ 1,125.10	$ 11.17
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Class C	2.12%
Actual		$ 1,000.00	$ 1,125.70	$ 11.17
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
International Value	1.04%
Actual		$ 1,000.00	$ 1,130.20	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,132.10	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom 20.1%
Japan 17.0%
France 9.9%
Germany 7.5%
Spain 6.3%
Switzerland 4.8%
Netherlands 4.0%
Canada 3.3%
Hong Kong 3.2%
Other 23.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom 18.9%
Japan 18.3%
France 10.7%
Germany 6.9%
Spain 6.6%
Switzerland 4.6%
Hong Kong 4.2%
Netherlands 3.9%
Italy 3.1%
Other 22.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.0	99.0
Short-Term Investments and Net Other Assets	2.0	1.0
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	4.4	3.8
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.4	2.0
Banco Santander SA (Spain, Commercial Banks)	2.3	2.0
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	2.3	2.0
AXA SA sponsored ADR (France, Insurance)	2.2	2.0
ING Groep NV (Netherlands, Diversified Financial Services)	2.0	1.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.9	2.0
Zurich Financial Services AG (Switzerland, Insurance)	1.9	1.8
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.8	0.0
Societe Generale Series A (France, Commercial Banks)	1.7	1.6
	22.9
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.6	38.4
Energy	12.6	11.1
Consumer Discretionary	10.3	10.8
Industrials	8.8	8.2
Materials	7.6	6.7
Telecommunication Services	6.0	6.2
Utilities	5.3	6.3
Health Care	5.3	4.4
Information Technology	4.7	4.7
Consumer Staples	1.8	2.2

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 2.3%
Commonwealth Bank of Australia	11,373	$ 669,790
Macquarie Group Ltd.	60,342	2,326,362
Wesfarmers Ltd.	15,938	581,951
Westfield Group unit	207,158	2,048,882
TOTAL AUSTRALIA		5,626,985
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	46,100	233,095
Bailiwick of Jersey - 1.1%
Informa PLC	90,838	632,283
United Business Media Ltd.	124,500	1,256,107
WPP PLC	63,632	833,506
TOTAL BAILIWICK OF JERSEY		2,721,896
Bermuda - 0.7%
Seadrill Ltd.	46,800	1,658,319
Brazil - 1.3%
Banco do Brasil SA	69,838	1,286,852
Banco Santander (Brasil) SA ADR	45,900	532,899
Cyrela Brazil Realty SA	35,700	374,631
Itau Unibanco Banco Multiplo SA sponsored ADR	10,933	259,659
Vivo Participacoes SA sponsored ADR	15,300	639,693
TOTAL BRAZIL		3,093,734
Canada - 3.3%
Kinross Gold Corp.	30,900	489,906
Petrobank Energy & Resources Ltd.	20,700	438,023
Petrominerales Ltd.	20,813	796,574
Power Corp. of Canada (sub. vtg.) (d)	23,400	704,152
Suncor Energy, Inc.	24,800	1,143,143
The Toronto-Dominion Bank	24,500	2,121,383
Uranium One, Inc.	146,800	611,343
Yamana Gold, Inc.	133,800	1,705,558
TOTAL CANADA		8,010,082
Cayman Islands - 0.5%
China High Speed Transmission Equipment Group Co. Ltd.	220,000	291,207
China ZhengTong Auto Services Holdings Ltd.	201,000	227,494
Hengdeli Holdings Ltd.	1,260,000	754,413
TOTAL CAYMAN ISLANDS		1,273,114
Common Stocks - continued
	Shares	Value
China - 0.9%
China Merchants Bank Co. Ltd. (H Shares)	299,572	$ 771,466
Industrial & Commercial Bank of China Ltd. (H Shares)	1,038,000	878,109
Nine Dragons Paper (Holdings) Ltd.	361,000	412,303
TOTAL CHINA		2,061,878
Denmark - 1.1%
Novo Nordisk A/S Series B	5,193	657,425
Pandora A/S (d)	15,900	716,225
Vestas Wind Systems A/S (a)(d)	36,205	1,285,716
TOTAL DENMARK		2,659,366
France - 9.9%
Alstom SA	14,225	945,941
Atos Origin SA (a)	15,552	958,397
AXA SA sponsored ADR (d)	237,000	5,313,540
BNP Paribas SA	49,193	3,893,159
Christian Dior SA	9,800	1,572,783
Compagnie de St. Gobain	29,177	2,015,424
PPR SA	7,100	1,269,870
Schneider Electric SA	4,385	774,861
Societe Generale Series A	61,707	4,127,642
Total SA sponsored ADR	18,900	1,213,947
Unibail-Rodamco (d)	8,966	2,097,645
TOTAL FRANCE		24,183,209
Germany - 7.3%
Allianz AG sponsored ADR	51,500	811,125
BASF AG (d)	20,426	2,099,696
Bayer AG (d)	11,994	1,054,383
Bayerische Motoren Werke AG (BMW)	12,312	1,161,120
Daimler AG (United States) (d)	37,200	2,858,820
Deutsche Boerse AG	9,100	756,167
E.ON AG (d)	92,432	3,159,889
HeidelbergCement AG (d)	29,100	2,225,404
Kabel Deutschland Holding AG (a)	7,900	493,744
Metro AG	15,300	1,123,033
MTU Aero Engines Holdings AG (d)	8,400	643,878
Munich Re Group	3,465	572,001
Volkswagen AG (d)	4,602	820,704
TOTAL GERMANY		17,779,964
Hong Kong - 3.2%
China Resources Power Holdings Co. Ltd.	396,000	729,150
Common Stocks - continued
	Shares	Value
Hong Kong - continued
CNOOC Ltd.	246,000	$ 611,448
Swire Pacific Ltd. (A Shares)	151,300	2,310,519
Techtronic Industries Co. Ltd.	555,000	757,504
Wharf Holdings Ltd.	450,000	3,291,143
TOTAL HONG KONG		7,699,764
India - 0.8%
Adani Power Ltd. (a)	17,717	45,098
Bank of Baroda	44,778	938,208
Reliance Industries Ltd.	14,883	330,836
State Bank of India	9,631	610,351
TOTAL INDIA		1,924,493
Indonesia - 0.9%
PT Bank Rakyat Indonesia Tbk	2,186,802	1,646,998
PT Semen Gresik (Persero) Tbk	497,500	551,875
TOTAL INDONESIA		2,198,873
Ireland - 0.3%
CRH PLC sponsored ADR (d)	33,000	823,350
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	33,100	1,513,663
Italy - 2.3%
ENI SpA	54,600	1,461,890
Intesa Sanpaolo SpA	845,992	2,809,413
UniCredit SpA	488,009	1,256,294
TOTAL ITALY		5,527,597
Japan - 17.0%
ABC-Mart, Inc.	17,200	644,369
Aisin Seiki Co. Ltd.	37,800	1,333,106
Asahi Glass Co. Ltd.	137,000	1,739,180
Canon, Inc.	27,700	1,304,303
Denso Corp.	55,300	1,850,467
East Japan Railway Co.	11,000	611,310
Honda Motor Co. Ltd.	60,600	2,329,427
Japan Retail Fund Investment Corp.	880	1,422,529
Japan Tobacco, Inc.	97	376,924
JSR Corp.	26,900	565,853
Kayaba Industry Co. Ltd.	31,000	257,857
Mitsubishi Corp.	128,300	3,480,051
Mitsubishi UFJ Financial Group, Inc.	333,800	1,601,905
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui & Co. Ltd.	168,800	$ 3,003,441
Nippon Electric Glass Co. Ltd.	152,000	2,301,099
Nippon Telegraph & Telephone Corp.	10,800	503,190
Obic Co. Ltd.	4,360	808,439
ORIX Corp.	20,150	1,979,396
Promise Co. Ltd.	33,200	283,422
Ricoh Co. Ltd.	30,000	331,025
Seven & i Holdings Co., Ltd.	23,700	596,363
SOFTBANK CORP.	14,200	599,121
Sumitomo Corp.	103,600	1,428,969
Sumitomo Mitsui Financial Group, Inc.	117,100	3,636,897
Tokio Marine Holdings, Inc.	31,500	881,086
Tokyo Electron Ltd.	39,200	2,269,167
Tokyo Gas Co. Ltd.	620,000	2,765,815
Toyota Motor Corp.	17,700	705,986
USS Co. Ltd.	6,120	470,244
West Japan Railway Co.	155	565,174
Yamada Denki Co. Ltd.	9,260	650,491
TOTAL JAPAN		41,296,606
Korea (South) - 1.1%
Samsung Electronics Co. Ltd.	1,936	1,618,013
Shinhan Financial Group Co. Ltd.	15,815	777,059
Shinhan Financial Group Co. Ltd. sponsored ADR	3,500	339,570
TOTAL KOREA (SOUTH)		2,734,642
Luxembourg - 0.8%
ArcelorMittal SA:
(Netherlands)	11,800	436,094
Class A unit (d)	39,900	1,479,093
TOTAL LUXEMBOURG		1,915,187
Netherlands - 4.0%
Gemalto NV	25,572	1,310,742
ING Groep NV:
(Certificaten Van Aandelen) (a)	161,268	2,124,654
sponsored ADR (a)(d)	200,800	2,648,552
Koninklijke KPN NV	101,443	1,610,008
Koninklijke Philips Electronics NV	30,400	900,418
Randstad Holdings NV	20,232	1,138,171
TOTAL NETHERLANDS		9,732,545
Common Stocks - continued
	Shares	Value
Norway - 1.6%
Aker Solutions ASA (d)	105,760	$ 2,552,101
DnB NOR ASA (d)	58,800	956,025
Telenor ASA	14,400	248,813
TOTAL NORWAY		3,756,939
Portugal - 0.7%
Energias de Portugal SA	412,523	1,686,440
Russia - 1.1%
Mechel Steel Group OAO sponsored ADR	29,700	848,529
OAO Gazprom sponsored ADR	85,600	1,460,336
Sberbank (Savings Bank of the Russian Federation) GDR	600	239,288
TOTAL RUSSIA		2,548,153
Singapore - 1.5%
DBS Group Holdings Ltd.	31,585	386,539
United Overseas Bank Ltd.	154,200	2,471,634
Yanlord Land Group Ltd.	690,000	817,369
TOTAL SINGAPORE		3,675,542
South Africa - 0.2%
Impala Platinum Holdings Ltd.	16,400	511,892
Spain - 6.3%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	94,316	1,208,188
Banco Santander SA (d)	86,681	1,106,995
Banco Santander SA sponsored ADR (d)	361,966	4,488,378
Gestevision Telecinco SA	49,150	552,341
Iberdrola SA	305,611	2,838,247
International Consolidated Airlines Group SA (a)	130,000	517,256
Red Electrica Corporacion SA	10,400	663,625
Telefonica SA sponsored ADR (d)	148,600	4,006,256
TOTAL SPAIN		15,381,286
Sweden - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares)	36,082	547,396
Switzerland - 4.8%
Lonza Group AG	8,480	728,271
Roche Holding AG (participation certificate)	29,025	4,706,938
Transocean Ltd. (a)	22,439	1,632,437
Zurich Financial Services AG	16,360	4,595,134
TOTAL SWITZERLAND		11,662,780
Common Stocks - continued
	Shares	Value
Taiwan - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	136,752	$ 517,260
Thailand - 0.4%
Siam Commercial Bank PCL (For. Reg.)	247,300	960,710
Turkey - 0.5%
Turkcell Iletisim Hizmet AS sponsored ADR	37,753	558,744
Turkiye Garanti Bankasi AS	118,000	611,335
TOTAL TURKEY		1,170,079
United Kingdom - 20.1%
Aberdeen Asset Management PLC	246,860	944,293
Aegis Group PLC	392,200	917,183
Anglo American PLC (United Kingdom)	63,217	3,295,176
Aviva PLC	146,428	1,095,899
BAE Systems PLC	165,900	908,674
Barclays PLC	751,553	3,573,001
BP PLC sponsored ADR (d)	128,535	5,930,605
Centrica PLC	99,225	531,877
GlaxoSmithKline PLC sponsored ADR	98,300	4,291,778
HSBC Holdings PLC sponsored ADR	27,370	1,490,844
Imperial Tobacco Group PLC	31,244	1,099,643
International Power PLC	109,096	602,465
Kazakhmys PLC	9,600	221,134
Lloyds Banking Group PLC (a)	1,435,100	1,424,893
Next PLC	12,800	478,296
Prudential PLC	138,552	1,792,559
Rio Tinto PLC	21,202	1,547,057
Royal Dutch Shell PLC Class A sponsored ADR (d)	138,300	10,715,491
Tesco PLC	78,377	528,331
Vedanta Resources PLC	34,500	1,339,870
Vodafone Group PLC sponsored ADR	190,312	5,541,885
Wolseley PLC	17,762	643,238
TOTAL UNITED KINGDOM		48,914,192
TOTAL COMMON STOCKS (Cost $227,085,780)		236,001,031
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.2%
Volkswagen AG	2,800	551,599
Italy - 0.7%
Fiat Industrial SpA (a)	45,300	426,075
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - continued
Fiat SpA (Risparmio Shares)	43,100	$ 364,525
Telecom Italia SpA (Risparmio Shares)	680,500	877,545
TOTAL ITALY		1,668,145
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,849,629)		2,219,744
Money Market Funds - 18.8%

Fidelity® Cash Central Fund, 0.13% (b)	3,678,007	3,678,007
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	42,143,402	42,143,402
TOTAL MONEY MARKET FUNDS (Cost $45,821,409)		45,821,409
TOTAL INVESTMENT PORTFOLIO - 116.8% (Cost $274,756,818)		284,042,184
NET OTHER ASSETS (LIABILITIES) - (16.8)%		(40,855,227)
NET ASSETS - 100%		$ 243,186,957
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity® Cash Central Fund	$ 2,839
Fidelity Securities Lending Cash Central Fund	80,968
Total	$ 83,807
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 48,914,192	$ 39,480,783	$ 9,433,409	$ -
Japan	41,296,606	-	41,296,606	-
France	24,183,209	24,183,209	-	-
Germany	18,331,563	18,331,563	-	-
Spain	15,381,286	15,381,286	-	-
Switzerland	11,662,780	11,662,780	-	-
Netherlands	9,732,545	6,707,473	3,025,072	-
Canada	8,010,082	8,010,082	-	-
Hong Kong	7,699,764	7,088,316	611,448	-
Other	53,008,748	47,256,684	5,752,064	-
Money Market Funds	45,821,409	45,821,409	-	-
Total Investments in Securities:	$ 284,042,184	$ 223,923,585	$ 60,118,599	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $86,037,358 of which $17,089,067, $65,376,972 and $3,571,319 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $40,645,364) - See accompanying schedule: Unaffiliated issuers (cost $228,935,409)	$ 238,220,775
Fidelity Central Funds (cost $45,821,409)	45,821,409
Total Investments (cost $274,756,818)		$ 284,042,184
Foreign currency held at value (cost $321,175)		322,489
Receivable for investments sold		2,282,826
Receivable for fund shares sold		411,626
Dividends receivable		1,401,827
Distributions receivable from Fidelity Central Funds		46,748
Prepaid expenses		171
Other receivables		1,067
Total assets		288,508,938

Liabilities
Payable for investments purchased	$ 2,691,522
Payable for fund shares redeemed	257,543
Accrued management fee	127,278
Distribution and service plan fees payable	5,669
Other affiliated payables	51,586
Other payables and accrued expenses	44,981
Collateral on securities loaned, at value	42,143,402
Total liabilities		45,321,981

Net Assets		$ 243,186,957
Net Assets consist of:
Paid in capital		$ 318,845,398
Undistributed net investment income		2,051,974
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(87,029,246)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,318,831
Net Assets		$ 243,186,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,092,042 ÷ 675,083 shares)	$ 9.02

Maximum offering price per share (100/94.25 of $9.02)	$ 9.57
Class T: Net Asset Value and redemption price per share ($3,649,972 ÷ 404,909 shares)	$ 9.01

Maximum offering price per share (100/96.50 of $9.01)	$ 9.34
Class B: Net Asset Value and offering price per share ($1,240,171 ÷ 137,211 shares)A	$ 9.04

Class C: Net Asset Value and offering price per share ($2,498,112 ÷ 276,470 shares)A	$ 9.04

International Value: Net Asset Value, offering price and redemption price per share ($229,194,445 ÷ 25,408,521 shares)	$ 9.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($512,215 ÷ 56,676 shares)	$ 9.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 4,280,515
Interest		2
Income from Fidelity Central Funds		83,807
Income before foreign taxes withheld		4,364,324
Less foreign taxes withheld		(292,715)
Total income		4,071,609

Expenses
Management fee Basic fee	$ 695,698
Performance adjustment	(45,402)
Transfer agent fees	227,861
Distribution and service plan fees	30,554
Accounting and security lending fees	59,443
Custodian fees and expenses	33,114
Independent trustees' compensation	470
Registration fees	40,369
Audit	31,549
Legal	312
Miscellaneous	901
Total expenses before reductions	1,074,869
Expense reductions	(21,796)	1,053,073
Net investment income (loss)		3,018,536
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	540,287
Foreign currency transactions	(3,370)
Total net realized gain (loss)		536,917
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $30,988)	20,487,129
Assets and liabilities in foreign currencies	6,914
Total change in net unrealized appreciation (depreciation)		20,494,043
Net gain (loss)		21,030,960
Net increase (decrease) in net assets resulting from operations		$ 24,049,496

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,018,536	$ 3,860,059
Net realized gain (loss)	536,917	(3,221,958)
Change in net unrealized appreciation (depreciation)	20,494,043	12,417,837
Net increase (decrease) in net assets resulting from operations	24,049,496	13,055,938
Distributions to shareholders from net investment income	(4,441,935)	(3,135,757)
Distributions to shareholders from net realized gain	(710,581)	(123,529)
Total distributions	(5,152,516)	(3,259,286)
Share transactions - net increase (decrease)	50,363,530	(27,172,209)
Redemption fees	2,489	3,410
Total increase (decrease) in net assets	69,262,999	(17,372,147)

Net Assets
Beginning of period	173,923,958	191,296,105
End of period (including undistributed net investment income of $2,051,974 and undistributed net investment income of $3,475,373, respectively)	$ 243,186,957	$ 173,923,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.22	$ 7.75	$ 5.93	$ 13.02	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.15	.12	.21	.18	.06 H
Net realized and unrealized gain (loss)	.91	.44	1.78	(6.53)	2.29	.54
Total from investment operations	1.03	.59	1.90	(6.32)	2.47	.60
Distributions from net investment income	(.19)	(.11)	(.08)	(.15)	(.03)	-
Distributions from net realized gain	(.03)	(.01)	-	(.62)	(.02)	-
Total distributions	(.23) L	(.12)	(.08)	(.77)	(.05)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 9.02	$ 8.22	$ 7.75	$ 5.93	$ 13.02	$ 10.60
Total Return B,C,D	12.83%	7.60%	32.71%	(51.50)%	23.43%	6.00%
Ratios to Average Net Assets F,J
Expenses before reductions	1.38% A	1.40%	1.34%	1.42%	1.38%	1.75% A
Expenses net of fee waivers, if any	1.37% A	1.40%	1.34%	1.42%	1.38%	1.50% A
Expenses net of all reductions	1.36% A	1.38%	1.32%	1.41%	1.37%	1.46% A
Net investment income (loss)	2.78% A	1.93%	1.86%	2.05%	1.49%	1.29% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,092	$ 4,699	$ 4,456	$ 2,854	$ 6,052	$ 1,537
Portfolio turnover rate G	31% A	43%	46%	68%	59%	29% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%. IFor the period May 18, 2006 (commencement of operations) to October 31, 2006. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LTotal distributions of $.23 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 7.73	$ 5.91	$ 12.99	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.13	.10	.18	.15	.05H
Net realized and unrealized gain (loss)	.91	.44	1.77	(6.50)	2.29	.54
Total from investment operations	1.02	.57	1.87	(6.32)	2.44	.59
Distributions from net investment income	(.17)	(.09)	(.05)	(.14)	(.02)	-
Distributions from net realized gain	(.03)	(.01)	-	(.62)	(.02)	-
Total distributions	(.21)L	(.10)	(.05)	(.76)	(.04)	-
Redemption fees added to paid in capitalE,K	-	-	-	-	-	-
Net asset value, end of period	$ 9.01	$ 8.20	$ 7.73	$ 5.91	$ 12.99	$ 10.59
Total ReturnB,C,D	12.73%	7.32%	32.14%	(51.60)%	23.13%	5.90%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.65% A	1.67%	1.60%	1.67%	1.60%	2.01% A
Expenses net of fee waivers, if any	1.63% A	1.67%	1.60%	1.67%	1.60%	1.75% A
Expenses net of all reductions	1.62% A	1.65%	1.59%	1.66%	1.58%	1.71% A
Net investment income (loss)	2.51% A	1.65%	1.59%	1.80%	1.27%	1.04%A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,650	$ 2,276	$ 2,395	$ 2,087	$ 5,081	$ 1,789
Portfolio turnover rateG	31% A	43%	46%	68%	59%	29% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .38%. IFor the period May 18, 2006 (commencement of operations) to October 31, 2006. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LTotal distributions of $.21 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 7.74	$ 5.88	$ 12.93	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.09	.07	.13	.09	.02 H
Net realized and unrealized gain (loss)	.92	.44	1.79	(6.48)	2.29	.54
Total from investment operations	1.01	.53	1.86	(6.35)	2.38	.56
Distributions from net investment income	(.13)	(.06)	-	(.08)	-	-
Distributions from net realized gain	(.03)	(.01)	-	(.62)	(.01)	-
Total distributions	(.17) L	(.07)	-	(.70)	(.01)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 9.04	$ 8.20	$ 7.74	$ 5.88	$ 12.93	$ 10.56
Total Return B,C,D	12.51%	6.82%	31.63%	(51.85)%	22.59%	5.60%
Ratios to Average Net Assets F,J
Expenses before reductions	2.13% A	2.15%	2.08%	2.18%	2.10%	2.50% A
Expenses net of fee waivers, if any	2.12% A	2.15%	2.08%	2.18%	2.10%	2.25% A
Expenses net of all reductions	2.11% A	2.13%	2.07%	2.17%	2.08%	2.21% A
Net investment income (loss)	2.02% A	1.18%	1.11%	1.29%	.77%	.54% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,240	$ 1,216	$ 1,076	$ 931	$ 2,651	$ 1,304
Portfolio turnover rate G	31% A	43%	46%	68%	59%	29% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%. IFor the period May 18, 2006 (commencement of operations) to October 31, 2006. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LTotal distributions of $.17 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 7.73	$ 5.88	$ 12.92	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.09	.07	.13	.09	.02 H
Net realized and unrealized gain (loss)	.92	.44	1.78	(6.47)	2.29	.54
Total from investment operations	1.01	.53	1.85	(6.34)	2.38	.56
Distributions from net investment income	(.14)	(.05)	-	(.08)	-	-
Distributions from net realized gain	(.03)	(.01)	-	(.62)	(.02)	-
Total distributions	(.17)	(.06)	-	(.70)	(.02)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 9.04	$ 8.20	$ 7.73	$ 5.88	$ 12.92	$ 10.56
Total Return B,C,D	12.57%	6.84%	31.46%	(51.80)%	22.56%	5.60%
Ratios to Average Net Assets F,J
Expenses before reductions	2.13% A	2.15%	2.08%	2.17%	2.07%	2.47% A
Expenses net of fee waivers, if any	2.12% A	2.15%	2.08%	2.17%	2.07%	2.25% A
Expenses net of all reductions	2.11% A	2.13%	2.06%	2.16%	2.05%	2.21% A
Net investment income (loss)	2.02% A	1.18%	1.12%	1.30%	.80%	.54% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,498	$ 2,123	$ 2,108	$ 1,784	$ 5,996	$ 2,183
Portfolio turnover rate G	31% A	43%	46%	68%	59%	29% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%. IFor the period May 18, 2006 (commencement of operations) to October 31, 2006. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.23	$ 7.75	$ 5.95	$ 13.06	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.17	.13	.24	.22	.07 G
Net realized and unrealized gain (loss)	.91	.44	1.78	(6.54)	2.29	.54
Total from investment operations	1.04	.61	1.91	(6.30)	2.51	.61
Distributions from net investment income	(.22)	(.13)	(.11)	(.19)	(.04)	-
Distributions from net realized gain	(.03)	(.01)	-	(.62)	(.02)	-
Total distributions	(.25)	(.13) K	(.11)	(.81)	(.06)	-
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 9.02	$ 8.23	$ 7.75	$ 5.95	$ 13.06	$ 10.61
Total Return B,C	13.02%	7.95%	33.09%	(51.34)%	23.81%	6.10%
Ratios to Average Net Assets E,I
Expenses before reductions	1.06% A	1.09%	1.07%	1.10%	1.03%	1.50% A
Expenses net of fee waivers, if any	1.04% A	1.09%	1.07%	1.10%	1.03%	1.25% A
Expenses net of all reductions	1.03% A	1.08%	1.06%	1.09%	1.02%	1.21% A
Net investment income (loss)	3.10% A	2.23%	2.12%	2.37%	1.84%	1.54% A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 229,194	$ 163,090	$ 180,447	$ 160,777	$ 381,148	$ 221,130
Portfolio turnover rate F	31% A	43%	46%	68%	59%	29% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%. HFor the period May 18, 2006 (commencement of operations) to October 31, 2006. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.13 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 7.76	$ 5.96	$ 13.07	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.18	.14	.25	.22	.07 G
Net realized and unrealized gain (loss)	.93	.44	1.78	(6.54)	2.30	.54
Total from investment operations	1.06	.62	1.92	(6.29)	2.52	.61
Distributions from net investment income	(.22)	(.14)	(.12)	(.20)	(.04)	-
Distributions from net realized gain	(.03)	(.01)	-	(.62)	(.02)	-
Total distributions	(.26) L	(.14) K	(.12)	(.82)	(.06)	-
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 9.04	$ 8.24	$ 7.76	$ 5.96	$ 13.07	$ 10.61
Total Return B,C	13.21%	8.05%	33.06%	(51.27)%	23.91%	6.10%
Ratios to Average Net Assets E,I
Expenses before reductions	.99% A	.98%	.93%	1.02%	.98%	1.38% A
Expenses net of fee waivers, if any	.97% A	.98%	.93%	1.02%	.98%	1.25% A
Expenses net of all reductions	.97% A	.97%	.92%	1.01%	.96%	1.21% A
Net investment income (loss)	3.17% A	2.34%	2.26%	2.45%	1.89%	1.54% A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 512	$ 519	$ 814	$ 1,052	$ 3,965	$ 3,064
Portfolio turnover rate F	31% A	43%	46%	68%	59%	29% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%. HFor the period May 18, 2006 (commencement of operations) to October 31, 2006. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.14 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.005 per share. LTotal distributions of $.26 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 29,685,368
Gross unrealized depreciation	(21,037,055)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,648,313

Tax cost	$ 275,393,871

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $75,147,731 and $30,098,634, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,425	$ 184
Class T	.25%	.25%	6,921	37
Class B	.75%	.25%	5,963	4,484
Class C	.75%	.25%	11,245	2,382
			$ 30,554	$ 7,087

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,791
Class T	664
Class B*	424
Class C*	147
$ 4,026

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,739.30
Class T	4,389.32
Class B	1,808.30
Class C	3,408.30
International Value	210,150.23
Institutional Class	367.16
	$ 227,861

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $684 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $325 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $80,968. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $14,939.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,857 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 109,917	$ 64,929
Class T	48,265	27,801
Class B	18,831	8,869
Class C	34,950	14,357
International Value	4,218,039	3,006,248
Institutional Class	11,933	13,553
Total	$ 4,441,935	$ 3,135,757
From net realized gain
Class A	$ 19,461	$ 2,899
Class T	9,435	1,544
Class B	4,893	715
Class C	8,796	1,354
International Value	666,153	116,522
Institutional Class	1,843	495
Total	$ 710,581	$ 123,529

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	194,644	216,581	$ 1,675,969	$ 1,676,019
Reinvestment of distributions	14,168	7,621	113,424	61,732
Shares redeemed	(105,526)	(227,521)	(892,534)	(1,766,121)
Net increase (decrease)	103,286	(3,319)	$ 896,859	$ (28,370)
Class T
Shares sold	148,815	82,344	$ 1,282,067	$ 635,080
Reinvestment of distributions	7,104	3,507	56,884	28,408
Shares redeemed	(28,554)	(118,025)	(242,453)	(899,018)
Net increase (decrease)	127,365	(32,174)	$ 1,096,498	$ (235,530)
Class B
Shares sold	5,073	44,963	$ 43,102	$ 346,949
Reinvestment of distributions	2,474	980	19,918	7,981
Shares redeemed	(18,652)	(36,625)	(157,336)	(286,374)
Net increase (decrease)	(11,105)	9,318	$ (94,316)	$ 68,556

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class C
Shares sold	45,798	56,757	$ 388,887	$ 434,910
Reinvestment of distributions	4,468	1,540	35,965	12,532
Shares redeemed	(32,663)	(72,014)	(274,419)	(560,469)
Net increase (decrease)	17,603	(13,717)	$ 150,433	$ (113,027)
International Value
Shares sold	7,579,724	3,662,730	$ 65,405,416	$ 28,403,948
Reinvestment of distributions	587,427	369,795	4,695,920	2,987,943
Shares redeemed	(2,585,654)	(7,496,748)	(21,737,970)	(57,917,334)
Net increase (decrease)	5,581,497	(3,464,223)	$ 48,363,366	$ (26,525,443)
Institutional Class
Shares sold	7,430	16,581	$ 63,672	$ 128,469
Reinvestment of distributions	395	185	3,160	1,498
Shares redeemed	(14,153)	(58,573)	(116,142)	(468,362)
Net increase (decrease)	(6,328)	(41,807)	$ (49,310)	$ (338,395)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund and VIP FundsManager 60% Portfolio were the owners of record of approximately 29% and 14%, respectively, of the total outstanding shares of the Fund.

The VIP FundsManager Portfolios were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AFIV-USAN-0611
1.827499.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
International Value
Fund - Institutional Class

Semiannual Report

April 30, 2011

Institutional Class is
a class of Fidelity®
International Value Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.37%
Actual		$ 1,000.00	$ 1,128.30	$ 7.23
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 6.85
Class T	1.63%
Actual		$ 1,000.00	$ 1,127.30	$ 8.60
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.12%
Actual		$ 1,000.00	$ 1,125.10	$ 11.17
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Class C	2.12%
Actual		$ 1,000.00	$ 1,125.70	$ 11.17
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
International Value	1.04%
Actual		$ 1,000.00	$ 1,130.20	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,132.10	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom 20.1%
Japan 17.0%
France 9.9%
Germany 7.5%
Spain 6.3%
Switzerland 4.8%
Netherlands 4.0%
Canada 3.3%
Hong Kong 3.2%
Other 23.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom 18.9%
Japan 18.3%
France 10.7%
Germany 6.9%
Spain 6.6%
Switzerland 4.6%
Hong Kong 4.2%
Netherlands 3.9%
Italy 3.1%
Other 22.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.0	99.0
Short-Term Investments and Net Other Assets	2.0	1.0
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	4.4	3.8
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.4	2.0
Banco Santander SA (Spain, Commercial Banks)	2.3	2.0
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	2.3	2.0
AXA SA sponsored ADR (France, Insurance)	2.2	2.0
ING Groep NV (Netherlands, Diversified Financial Services)	2.0	1.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.9	2.0
Zurich Financial Services AG (Switzerland, Insurance)	1.9	1.8
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.8	0.0
Societe Generale Series A (France, Commercial Banks)	1.7	1.6
	22.9
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.6	38.4
Energy	12.6	11.1
Consumer Discretionary	10.3	10.8
Industrials	8.8	8.2
Materials	7.6	6.7
Telecommunication Services	6.0	6.2
Utilities	5.3	6.3
Health Care	5.3	4.4
Information Technology	4.7	4.7
Consumer Staples	1.8	2.2

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 2.3%
Commonwealth Bank of Australia	11,373	$ 669,790
Macquarie Group Ltd.	60,342	2,326,362
Wesfarmers Ltd.	15,938	581,951
Westfield Group unit	207,158	2,048,882
TOTAL AUSTRALIA		5,626,985
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	46,100	233,095
Bailiwick of Jersey - 1.1%
Informa PLC	90,838	632,283
United Business Media Ltd.	124,500	1,256,107
WPP PLC	63,632	833,506
TOTAL BAILIWICK OF JERSEY		2,721,896
Bermuda - 0.7%
Seadrill Ltd.	46,800	1,658,319
Brazil - 1.3%
Banco do Brasil SA	69,838	1,286,852
Banco Santander (Brasil) SA ADR	45,900	532,899
Cyrela Brazil Realty SA	35,700	374,631
Itau Unibanco Banco Multiplo SA sponsored ADR	10,933	259,659
Vivo Participacoes SA sponsored ADR	15,300	639,693
TOTAL BRAZIL		3,093,734
Canada - 3.3%
Kinross Gold Corp.	30,900	489,906
Petrobank Energy & Resources Ltd.	20,700	438,023
Petrominerales Ltd.	20,813	796,574
Power Corp. of Canada (sub. vtg.) (d)	23,400	704,152
Suncor Energy, Inc.	24,800	1,143,143
The Toronto-Dominion Bank	24,500	2,121,383
Uranium One, Inc.	146,800	611,343
Yamana Gold, Inc.	133,800	1,705,558
TOTAL CANADA		8,010,082
Cayman Islands - 0.5%
China High Speed Transmission Equipment Group Co. Ltd.	220,000	291,207
China ZhengTong Auto Services Holdings Ltd.	201,000	227,494
Hengdeli Holdings Ltd.	1,260,000	754,413
TOTAL CAYMAN ISLANDS		1,273,114
Common Stocks - continued
	Shares	Value
China - 0.9%
China Merchants Bank Co. Ltd. (H Shares)	299,572	$ 771,466
Industrial & Commercial Bank of China Ltd. (H Shares)	1,038,000	878,109
Nine Dragons Paper (Holdings) Ltd.	361,000	412,303
TOTAL CHINA		2,061,878
Denmark - 1.1%
Novo Nordisk A/S Series B	5,193	657,425
Pandora A/S (d)	15,900	716,225
Vestas Wind Systems A/S (a)(d)	36,205	1,285,716
TOTAL DENMARK		2,659,366
France - 9.9%
Alstom SA	14,225	945,941
Atos Origin SA (a)	15,552	958,397
AXA SA sponsored ADR (d)	237,000	5,313,540
BNP Paribas SA	49,193	3,893,159
Christian Dior SA	9,800	1,572,783
Compagnie de St. Gobain	29,177	2,015,424
PPR SA	7,100	1,269,870
Schneider Electric SA	4,385	774,861
Societe Generale Series A	61,707	4,127,642
Total SA sponsored ADR	18,900	1,213,947
Unibail-Rodamco (d)	8,966	2,097,645
TOTAL FRANCE		24,183,209
Germany - 7.3%
Allianz AG sponsored ADR	51,500	811,125
BASF AG (d)	20,426	2,099,696
Bayer AG (d)	11,994	1,054,383
Bayerische Motoren Werke AG (BMW)	12,312	1,161,120
Daimler AG (United States) (d)	37,200	2,858,820
Deutsche Boerse AG	9,100	756,167
E.ON AG (d)	92,432	3,159,889
HeidelbergCement AG (d)	29,100	2,225,404
Kabel Deutschland Holding AG (a)	7,900	493,744
Metro AG	15,300	1,123,033
MTU Aero Engines Holdings AG (d)	8,400	643,878
Munich Re Group	3,465	572,001
Volkswagen AG (d)	4,602	820,704
TOTAL GERMANY		17,779,964
Hong Kong - 3.2%
China Resources Power Holdings Co. Ltd.	396,000	729,150
Common Stocks - continued
	Shares	Value
Hong Kong - continued
CNOOC Ltd.	246,000	$ 611,448
Swire Pacific Ltd. (A Shares)	151,300	2,310,519
Techtronic Industries Co. Ltd.	555,000	757,504
Wharf Holdings Ltd.	450,000	3,291,143
TOTAL HONG KONG		7,699,764
India - 0.8%
Adani Power Ltd. (a)	17,717	45,098
Bank of Baroda	44,778	938,208
Reliance Industries Ltd.	14,883	330,836
State Bank of India	9,631	610,351
TOTAL INDIA		1,924,493
Indonesia - 0.9%
PT Bank Rakyat Indonesia Tbk	2,186,802	1,646,998
PT Semen Gresik (Persero) Tbk	497,500	551,875
TOTAL INDONESIA		2,198,873
Ireland - 0.3%
CRH PLC sponsored ADR (d)	33,000	823,350
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	33,100	1,513,663
Italy - 2.3%
ENI SpA	54,600	1,461,890
Intesa Sanpaolo SpA	845,992	2,809,413
UniCredit SpA	488,009	1,256,294
TOTAL ITALY		5,527,597
Japan - 17.0%
ABC-Mart, Inc.	17,200	644,369
Aisin Seiki Co. Ltd.	37,800	1,333,106
Asahi Glass Co. Ltd.	137,000	1,739,180
Canon, Inc.	27,700	1,304,303
Denso Corp.	55,300	1,850,467
East Japan Railway Co.	11,000	611,310
Honda Motor Co. Ltd.	60,600	2,329,427
Japan Retail Fund Investment Corp.	880	1,422,529
Japan Tobacco, Inc.	97	376,924
JSR Corp.	26,900	565,853
Kayaba Industry Co. Ltd.	31,000	257,857
Mitsubishi Corp.	128,300	3,480,051
Mitsubishi UFJ Financial Group, Inc.	333,800	1,601,905
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui & Co. Ltd.	168,800	$ 3,003,441
Nippon Electric Glass Co. Ltd.	152,000	2,301,099
Nippon Telegraph & Telephone Corp.	10,800	503,190
Obic Co. Ltd.	4,360	808,439
ORIX Corp.	20,150	1,979,396
Promise Co. Ltd.	33,200	283,422
Ricoh Co. Ltd.	30,000	331,025
Seven & i Holdings Co., Ltd.	23,700	596,363
SOFTBANK CORP.	14,200	599,121
Sumitomo Corp.	103,600	1,428,969
Sumitomo Mitsui Financial Group, Inc.	117,100	3,636,897
Tokio Marine Holdings, Inc.	31,500	881,086
Tokyo Electron Ltd.	39,200	2,269,167
Tokyo Gas Co. Ltd.	620,000	2,765,815
Toyota Motor Corp.	17,700	705,986
USS Co. Ltd.	6,120	470,244
West Japan Railway Co.	155	565,174
Yamada Denki Co. Ltd.	9,260	650,491
TOTAL JAPAN		41,296,606
Korea (South) - 1.1%
Samsung Electronics Co. Ltd.	1,936	1,618,013
Shinhan Financial Group Co. Ltd.	15,815	777,059
Shinhan Financial Group Co. Ltd. sponsored ADR	3,500	339,570
TOTAL KOREA (SOUTH)		2,734,642
Luxembourg - 0.8%
ArcelorMittal SA:
(Netherlands)	11,800	436,094
Class A unit (d)	39,900	1,479,093
TOTAL LUXEMBOURG		1,915,187
Netherlands - 4.0%
Gemalto NV	25,572	1,310,742
ING Groep NV:
(Certificaten Van Aandelen) (a)	161,268	2,124,654
sponsored ADR (a)(d)	200,800	2,648,552
Koninklijke KPN NV	101,443	1,610,008
Koninklijke Philips Electronics NV	30,400	900,418
Randstad Holdings NV	20,232	1,138,171
TOTAL NETHERLANDS		9,732,545
Common Stocks - continued
	Shares	Value
Norway - 1.6%
Aker Solutions ASA (d)	105,760	$ 2,552,101
DnB NOR ASA (d)	58,800	956,025
Telenor ASA	14,400	248,813
TOTAL NORWAY		3,756,939
Portugal - 0.7%
Energias de Portugal SA	412,523	1,686,440
Russia - 1.1%
Mechel Steel Group OAO sponsored ADR	29,700	848,529
OAO Gazprom sponsored ADR	85,600	1,460,336
Sberbank (Savings Bank of the Russian Federation) GDR	600	239,288
TOTAL RUSSIA		2,548,153
Singapore - 1.5%
DBS Group Holdings Ltd.	31,585	386,539
United Overseas Bank Ltd.	154,200	2,471,634
Yanlord Land Group Ltd.	690,000	817,369
TOTAL SINGAPORE		3,675,542
South Africa - 0.2%
Impala Platinum Holdings Ltd.	16,400	511,892
Spain - 6.3%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	94,316	1,208,188
Banco Santander SA (d)	86,681	1,106,995
Banco Santander SA sponsored ADR (d)	361,966	4,488,378
Gestevision Telecinco SA	49,150	552,341
Iberdrola SA	305,611	2,838,247
International Consolidated Airlines Group SA (a)	130,000	517,256
Red Electrica Corporacion SA	10,400	663,625
Telefonica SA sponsored ADR (d)	148,600	4,006,256
TOTAL SPAIN		15,381,286
Sweden - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares)	36,082	547,396
Switzerland - 4.8%
Lonza Group AG	8,480	728,271
Roche Holding AG (participation certificate)	29,025	4,706,938
Transocean Ltd. (a)	22,439	1,632,437
Zurich Financial Services AG	16,360	4,595,134
TOTAL SWITZERLAND		11,662,780
Common Stocks - continued
	Shares	Value
Taiwan - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	136,752	$ 517,260
Thailand - 0.4%
Siam Commercial Bank PCL (For. Reg.)	247,300	960,710
Turkey - 0.5%
Turkcell Iletisim Hizmet AS sponsored ADR	37,753	558,744
Turkiye Garanti Bankasi AS	118,000	611,335
TOTAL TURKEY		1,170,079
United Kingdom - 20.1%
Aberdeen Asset Management PLC	246,860	944,293
Aegis Group PLC	392,200	917,183
Anglo American PLC (United Kingdom)	63,217	3,295,176
Aviva PLC	146,428	1,095,899
BAE Systems PLC	165,900	908,674
Barclays PLC	751,553	3,573,001
BP PLC sponsored ADR (d)	128,535	5,930,605
Centrica PLC	99,225	531,877
GlaxoSmithKline PLC sponsored ADR	98,300	4,291,778
HSBC Holdings PLC sponsored ADR	27,370	1,490,844
Imperial Tobacco Group PLC	31,244	1,099,643
International Power PLC	109,096	602,465
Kazakhmys PLC	9,600	221,134
Lloyds Banking Group PLC (a)	1,435,100	1,424,893
Next PLC	12,800	478,296
Prudential PLC	138,552	1,792,559
Rio Tinto PLC	21,202	1,547,057
Royal Dutch Shell PLC Class A sponsored ADR (d)	138,300	10,715,491
Tesco PLC	78,377	528,331
Vedanta Resources PLC	34,500	1,339,870
Vodafone Group PLC sponsored ADR	190,312	5,541,885
Wolseley PLC	17,762	643,238
TOTAL UNITED KINGDOM		48,914,192
TOTAL COMMON STOCKS (Cost $227,085,780)		236,001,031
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.2%
Volkswagen AG	2,800	551,599
Italy - 0.7%
Fiat Industrial SpA (a)	45,300	426,075
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - continued
Fiat SpA (Risparmio Shares)	43,100	$ 364,525
Telecom Italia SpA (Risparmio Shares)	680,500	877,545
TOTAL ITALY		1,668,145
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,849,629)		2,219,744
Money Market Funds - 18.8%

Fidelity® Cash Central Fund, 0.13% (b)	3,678,007	3,678,007
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	42,143,402	42,143,402
TOTAL MONEY MARKET FUNDS (Cost $45,821,409)		45,821,409
TOTAL INVESTMENT PORTFOLIO - 116.8% (Cost $274,756,818)		284,042,184
NET OTHER ASSETS (LIABILITIES) - (16.8)%		(40,855,227)
NET ASSETS - 100%		$ 243,186,957
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity® Cash Central Fund	$ 2,839
Fidelity Securities Lending Cash Central Fund	80,968
Total	$ 83,807
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 48,914,192	$ 39,480,783	$ 9,433,409	$ -
Japan	41,296,606	-	41,296,606	-
France	24,183,209	24,183,209	-	-
Germany	18,331,563	18,331,563	-	-
Spain	15,381,286	15,381,286	-	-
Switzerland	11,662,780	11,662,780	-	-
Netherlands	9,732,545	6,707,473	3,025,072	-
Canada	8,010,082	8,010,082	-	-
Hong Kong	7,699,764	7,088,316	611,448	-
Other	53,008,748	47,256,684	5,752,064	-
Money Market Funds	45,821,409	45,821,409	-	-
Total Investments in Securities:	$ 284,042,184	$ 223,923,585	$ 60,118,599	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $86,037,358 of which $17,089,067, $65,376,972 and $3,571,319 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $40,645,364) - See accompanying schedule: Unaffiliated issuers (cost $228,935,409)	$ 238,220,775
Fidelity Central Funds (cost $45,821,409)	45,821,409
Total Investments (cost $274,756,818)		$ 284,042,184
Foreign currency held at value (cost $321,175)		322,489
Receivable for investments sold		2,282,826
Receivable for fund shares sold		411,626
Dividends receivable		1,401,827
Distributions receivable from Fidelity Central Funds		46,748
Prepaid expenses		171
Other receivables		1,067
Total assets		288,508,938

Liabilities
Payable for investments purchased	$ 2,691,522
Payable for fund shares redeemed	257,543
Accrued management fee	127,278
Distribution and service plan fees payable	5,669
Other affiliated payables	51,586
Other payables and accrued expenses	44,981
Collateral on securities loaned, at value	42,143,402
Total liabilities		45,321,981

Net Assets		$ 243,186,957
Net Assets consist of:
Paid in capital		$ 318,845,398
Undistributed net investment income		2,051,974
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(87,029,246)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,318,831
Net Assets		$ 243,186,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,092,042 ÷ 675,083 shares)	$ 9.02

Maximum offering price per share (100/94.25 of $9.02)	$ 9.57
Class T: Net Asset Value and redemption price per share ($3,649,972 ÷ 404,909 shares)	$ 9.01

Maximum offering price per share (100/96.50 of $9.01)	$ 9.34
Class B: Net Asset Value and offering price per share ($1,240,171 ÷ 137,211 shares)A	$ 9.04

Class C: Net Asset Value and offering price per share ($2,498,112 ÷ 276,470 shares)A	$ 9.04

International Value: Net Asset Value, offering price and redemption price per share ($229,194,445 ÷ 25,408,521 shares)	$ 9.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($512,215 ÷ 56,676 shares)	$ 9.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 4,280,515
Interest		2
Income from Fidelity Central Funds		83,807
Income before foreign taxes withheld		4,364,324
Less foreign taxes withheld		(292,715)
Total income		4,071,609

Expenses
Management fee Basic fee	$ 695,698
Performance adjustment	(45,402)
Transfer agent fees	227,861
Distribution and service plan fees	30,554
Accounting and security lending fees	59,443
Custodian fees and expenses	33,114
Independent trustees' compensation	470
Registration fees	40,369
Audit	31,549
Legal	312
Miscellaneous	901
Total expenses before reductions	1,074,869
Expense reductions	(21,796)	1,053,073
Net investment income (loss)		3,018,536
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	540,287
Foreign currency transactions	(3,370)
Total net realized gain (loss)		536,917
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $30,988)	20,487,129
Assets and liabilities in foreign currencies	6,914
Total change in net unrealized appreciation (depreciation)		20,494,043
Net gain (loss)		21,030,960
Net increase (decrease) in net assets resulting from operations		$ 24,049,496

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,018,536	$ 3,860,059
Net realized gain (loss)	536,917	(3,221,958)
Change in net unrealized appreciation (depreciation)	20,494,043	12,417,837
Net increase (decrease) in net assets resulting from operations	24,049,496	13,055,938
Distributions to shareholders from net investment income	(4,441,935)	(3,135,757)
Distributions to shareholders from net realized gain	(710,581)	(123,529)
Total distributions	(5,152,516)	(3,259,286)
Share transactions - net increase (decrease)	50,363,530	(27,172,209)
Redemption fees	2,489	3,410
Total increase (decrease) in net assets	69,262,999	(17,372,147)

Net Assets
Beginning of period	173,923,958	191,296,105
End of period (including undistributed net investment income of $2,051,974 and undistributed net investment income of $3,475,373, respectively)	$ 243,186,957	$ 173,923,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.22	$ 7.75	$ 5.93	$ 13.02	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.15	.12	.21	.18	.06 H
Net realized and unrealized gain (loss)	.91	.44	1.78	(6.53)	2.29	.54
Total from investment operations	1.03	.59	1.90	(6.32)	2.47	.60
Distributions from net investment income	(.19)	(.11)	(.08)	(.15)	(.03)	-
Distributions from net realized gain	(.03)	(.01)	-	(.62)	(.02)	-
Total distributions	(.23) L	(.12)	(.08)	(.77)	(.05)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 9.02	$ 8.22	$ 7.75	$ 5.93	$ 13.02	$ 10.60
Total Return B,C,D	12.83%	7.60%	32.71%	(51.50)%	23.43%	6.00%
Ratios to Average Net Assets F,J
Expenses before reductions	1.38% A	1.40%	1.34%	1.42%	1.38%	1.75% A
Expenses net of fee waivers, if any	1.37% A	1.40%	1.34%	1.42%	1.38%	1.50% A
Expenses net of all reductions	1.36% A	1.38%	1.32%	1.41%	1.37%	1.46% A
Net investment income (loss)	2.78% A	1.93%	1.86%	2.05%	1.49%	1.29% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,092	$ 4,699	$ 4,456	$ 2,854	$ 6,052	$ 1,537
Portfolio turnover rate G	31% A	43%	46%	68%	59%	29% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%. IFor the period May 18, 2006 (commencement of operations) to October 31, 2006. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LTotal distributions of $.23 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 7.73	$ 5.91	$ 12.99	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.13	.10	.18	.15	.05H
Net realized and unrealized gain (loss)	.91	.44	1.77	(6.50)	2.29	.54
Total from investment operations	1.02	.57	1.87	(6.32)	2.44	.59
Distributions from net investment income	(.17)	(.09)	(.05)	(.14)	(.02)	-
Distributions from net realized gain	(.03)	(.01)	-	(.62)	(.02)	-
Total distributions	(.21)L	(.10)	(.05)	(.76)	(.04)	-
Redemption fees added to paid in capitalE,K	-	-	-	-	-	-
Net asset value, end of period	$ 9.01	$ 8.20	$ 7.73	$ 5.91	$ 12.99	$ 10.59
Total ReturnB,C,D	12.73%	7.32%	32.14%	(51.60)%	23.13%	5.90%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.65% A	1.67%	1.60%	1.67%	1.60%	2.01% A
Expenses net of fee waivers, if any	1.63% A	1.67%	1.60%	1.67%	1.60%	1.75% A
Expenses net of all reductions	1.62% A	1.65%	1.59%	1.66%	1.58%	1.71% A
Net investment income (loss)	2.51% A	1.65%	1.59%	1.80%	1.27%	1.04%A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,650	$ 2,276	$ 2,395	$ 2,087	$ 5,081	$ 1,789
Portfolio turnover rateG	31% A	43%	46%	68%	59%	29% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .38%. IFor the period May 18, 2006 (commencement of operations) to October 31, 2006. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LTotal distributions of $.21 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 7.74	$ 5.88	$ 12.93	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.09	.07	.13	.09	.02 H
Net realized and unrealized gain (loss)	.92	.44	1.79	(6.48)	2.29	.54
Total from investment operations	1.01	.53	1.86	(6.35)	2.38	.56
Distributions from net investment income	(.13)	(.06)	-	(.08)	-	-
Distributions from net realized gain	(.03)	(.01)	-	(.62)	(.01)	-
Total distributions	(.17) L	(.07)	-	(.70)	(.01)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 9.04	$ 8.20	$ 7.74	$ 5.88	$ 12.93	$ 10.56
Total Return B,C,D	12.51%	6.82%	31.63%	(51.85)%	22.59%	5.60%
Ratios to Average Net Assets F,J
Expenses before reductions	2.13% A	2.15%	2.08%	2.18%	2.10%	2.50% A
Expenses net of fee waivers, if any	2.12% A	2.15%	2.08%	2.18%	2.10%	2.25% A
Expenses net of all reductions	2.11% A	2.13%	2.07%	2.17%	2.08%	2.21% A
Net investment income (loss)	2.02% A	1.18%	1.11%	1.29%	.77%	.54% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,240	$ 1,216	$ 1,076	$ 931	$ 2,651	$ 1,304
Portfolio turnover rate G	31% A	43%	46%	68%	59%	29% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%. IFor the period May 18, 2006 (commencement of operations) to October 31, 2006. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LTotal distributions of $.17 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 7.73	$ 5.88	$ 12.92	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.09	.07	.13	.09	.02 H
Net realized and unrealized gain (loss)	.92	.44	1.78	(6.47)	2.29	.54
Total from investment operations	1.01	.53	1.85	(6.34)	2.38	.56
Distributions from net investment income	(.14)	(.05)	-	(.08)	-	-
Distributions from net realized gain	(.03)	(.01)	-	(.62)	(.02)	-
Total distributions	(.17)	(.06)	-	(.70)	(.02)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 9.04	$ 8.20	$ 7.73	$ 5.88	$ 12.92	$ 10.56
Total Return B,C,D	12.57%	6.84%	31.46%	(51.80)%	22.56%	5.60%
Ratios to Average Net Assets F,J
Expenses before reductions	2.13% A	2.15%	2.08%	2.17%	2.07%	2.47% A
Expenses net of fee waivers, if any	2.12% A	2.15%	2.08%	2.17%	2.07%	2.25% A
Expenses net of all reductions	2.11% A	2.13%	2.06%	2.16%	2.05%	2.21% A
Net investment income (loss)	2.02% A	1.18%	1.12%	1.30%	.80%	.54% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,498	$ 2,123	$ 2,108	$ 1,784	$ 5,996	$ 2,183
Portfolio turnover rate G	31% A	43%	46%	68%	59%	29% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%. IFor the period May 18, 2006 (commencement of operations) to October 31, 2006. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.23	$ 7.75	$ 5.95	$ 13.06	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.17	.13	.24	.22	.07 G
Net realized and unrealized gain (loss)	.91	.44	1.78	(6.54)	2.29	.54
Total from investment operations	1.04	.61	1.91	(6.30)	2.51	.61
Distributions from net investment income	(.22)	(.13)	(.11)	(.19)	(.04)	-
Distributions from net realized gain	(.03)	(.01)	-	(.62)	(.02)	-
Total distributions	(.25)	(.13) K	(.11)	(.81)	(.06)	-
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 9.02	$ 8.23	$ 7.75	$ 5.95	$ 13.06	$ 10.61
Total Return B,C	13.02%	7.95%	33.09%	(51.34)%	23.81%	6.10%
Ratios to Average Net Assets E,I
Expenses before reductions	1.06% A	1.09%	1.07%	1.10%	1.03%	1.50% A
Expenses net of fee waivers, if any	1.04% A	1.09%	1.07%	1.10%	1.03%	1.25% A
Expenses net of all reductions	1.03% A	1.08%	1.06%	1.09%	1.02%	1.21% A
Net investment income (loss)	3.10% A	2.23%	2.12%	2.37%	1.84%	1.54% A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 229,194	$ 163,090	$ 180,447	$ 160,777	$ 381,148	$ 221,130
Portfolio turnover rate F	31% A	43%	46%	68%	59%	29% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%. HFor the period May 18, 2006 (commencement of operations) to October 31, 2006. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.13 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 7.76	$ 5.96	$ 13.07	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.18	.14	.25	.22	.07 G
Net realized and unrealized gain (loss)	.93	.44	1.78	(6.54)	2.30	.54
Total from investment operations	1.06	.62	1.92	(6.29)	2.52	.61
Distributions from net investment income	(.22)	(.14)	(.12)	(.20)	(.04)	-
Distributions from net realized gain	(.03)	(.01)	-	(.62)	(.02)	-
Total distributions	(.26) L	(.14) K	(.12)	(.82)	(.06)	-
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 9.04	$ 8.24	$ 7.76	$ 5.96	$ 13.07	$ 10.61
Total Return B,C	13.21%	8.05%	33.06%	(51.27)%	23.91%	6.10%
Ratios to Average Net Assets E,I
Expenses before reductions	.99% A	.98%	.93%	1.02%	.98%	1.38% A
Expenses net of fee waivers, if any	.97% A	.98%	.93%	1.02%	.98%	1.25% A
Expenses net of all reductions	.97% A	.97%	.92%	1.01%	.96%	1.21% A
Net investment income (loss)	3.17% A	2.34%	2.26%	2.45%	1.89%	1.54% A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 512	$ 519	$ 814	$ 1,052	$ 3,965	$ 3,064
Portfolio turnover rate F	31% A	43%	46%	68%	59%	29% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%. HFor the period May 18, 2006 (commencement of operations) to October 31, 2006. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.14 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.005 per share. LTotal distributions of $.26 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 29,685,368
Gross unrealized depreciation	(21,037,055)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,648,313

Tax cost	$ 275,393,871

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $75,147,731 and $30,098,634, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,425	$ 184
Class T	.25%	.25%	6,921	37
Class B	.75%	.25%	5,963	4,484
Class C	.75%	.25%	11,245	2,382
			$ 30,554	$ 7,087

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,791
Class T	664
Class B*	424
Class C*	147
$ 4,026

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,739.30
Class T	4,389.32
Class B	1,808.30
Class C	3,408.30
International Value	210,150.23
Institutional Class	367.16
	$ 227,861

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $684 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $325 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $80,968. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $14,939.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,857 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 109,917	$ 64,929
Class T	48,265	27,801
Class B	18,831	8,869
Class C	34,950	14,357
International Value	4,218,039	3,006,248
Institutional Class	11,933	13,553
Total	$ 4,441,935	$ 3,135,757
From net realized gain
Class A	$ 19,461	$ 2,899
Class T	9,435	1,544
Class B	4,893	715
Class C	8,796	1,354
International Value	666,153	116,522
Institutional Class	1,843	495
Total	$ 710,581	$ 123,529

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	194,644	216,581	$ 1,675,969	$ 1,676,019
Reinvestment of distributions	14,168	7,621	113,424	61,732
Shares redeemed	(105,526)	(227,521)	(892,534)	(1,766,121)
Net increase (decrease)	103,286	(3,319)	$ 896,859	$ (28,370)
Class T
Shares sold	148,815	82,344	$ 1,282,067	$ 635,080
Reinvestment of distributions	7,104	3,507	56,884	28,408
Shares redeemed	(28,554)	(118,025)	(242,453)	(899,018)
Net increase (decrease)	127,365	(32,174)	$ 1,096,498	$ (235,530)
Class B
Shares sold	5,073	44,963	$ 43,102	$ 346,949
Reinvestment of distributions	2,474	980	19,918	7,981
Shares redeemed	(18,652)	(36,625)	(157,336)	(286,374)
Net increase (decrease)	(11,105)	9,318	$ (94,316)	$ 68,556

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class C
Shares sold	45,798	56,757	$ 388,887	$ 434,910
Reinvestment of distributions	4,468	1,540	35,965	12,532
Shares redeemed	(32,663)	(72,014)	(274,419)	(560,469)
Net increase (decrease)	17,603	(13,717)	$ 150,433	$ (113,027)
International Value
Shares sold	7,579,724	3,662,730	$ 65,405,416	$ 28,403,948
Reinvestment of distributions	587,427	369,795	4,695,920	2,987,943
Shares redeemed	(2,585,654)	(7,496,748)	(21,737,970)	(57,917,334)
Net increase (decrease)	5,581,497	(3,464,223)	$ 48,363,366	$ (26,525,443)
Institutional Class
Shares sold	7,430	16,581	$ 63,672	$ 128,469
Reinvestment of distributions	395	185	3,160	1,498
Shares redeemed	(14,153)	(58,573)	(116,142)	(468,362)
Net increase (decrease)	(6,328)	(41,807)	$ (49,310)	$ (338,395)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund and VIP FundsManager 60% Portfolio were the owners of record of approximately 29% and 14%, respectively, of the total outstanding shares of the Fund.

The VIP FundsManager Portfolios were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AFIVI-USAN-0611
1.827491.104

Fidelity®
Series Emerging Markets
Fund

Fidelity Series Emerging Markets Fund
Class F

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Emerging Markets Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Series Emerging Markets	1.12%
Actual		$ 1,000.00	$ 1,094.60	$ 5.82
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61
Class F	.92%
Actual		$ 1,000.00	$ 1,095.70	$ 4.78
Hypothetical		$ 1,000.00	$ 1,020.23	$ 4.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Brazil 13.8%
Korea (South) 13.0%
Taiwan 9.3%
India 9.3%
Russia 8.7%
China 8.1%
South Africa 5.0%
Mexico 4.9%
United States of America 4.2%
Other 23.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Brazil 16.2%
Korea (South) 10.6%
India 9.5%
Russia 8.4%
China 7.9%
Taiwan 7.2%
South Africa 6.1%
Hong Kong 4.6%
Mexico 3.9%
Other 25.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.7	98.9
Short-Term Investments and Net Other Assets	3.3	1.1
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	3.2	0.9
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.0	2.0
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	2.0	1.9
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.8	2.2
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	1.8	2.0
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	1.7	1.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.6	1.6
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR (Brazil, Oil, Gas & Consumable Fuels)	1.6	1.8
Banco do Brasil SA (Brazil, Commercial Banks)	1.5	1.4
AngloGold Ashanti Ltd. (South Africa, Metals & Mining)	1.3	0.9
	18.5
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.6	25.0
Materials	15.9	13.2
Energy	14.7	15.2
Information Technology	11.6	12.1
Industrials	8.5	8.4
Consumer Discretionary	6.7	7.0
Telecommunication Services	5.7	7.4
Consumer Staples	5.5	6.3
Utilities	3.3	3.6
Health Care	1.2	0.7

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Argentina - 0.2%
Banco Macro SA sponsored ADR	172,200	$ 6,369,678
Australia - 0.1%
Extract Resources Ltd. (a)	411,856	3,016,689
Austria - 0.4%
Erste Bank AG	283,000	14,302,408
Bailiwick of Guernsey - 0.2%
Chariot Oil & Gas Ltd. (a)(d)	2,451,500	9,418,467
Bermuda - 0.4%
GP Investments, Ltd. unit (depositary receipt) (a)	3,763,122	15,738,475
Brazil - 13.8%
AES Tiete SA (PN) (non-vtg.)	611,400	10,142,719
Anhanguera Educacional Participacoes SA	786,216	17,490,345
Arezzo Industria e Comercio SA	414,000	6,418,013
B2W Companhia Global do Varejo	317,900	4,364,482
B2W Companhia Global do Varejo (a)	125,948	1,763,576
Banco do Brasil SA	3,299,557	60,798,422
Banco do Estado do Rio Grande do Sul SA	2,728,000	32,771,372
BM&F Bovespa SA	1,610,100	12,086,240
BR Properties SA	548,600	6,590,313
Braskem SA (PN-A)	1,283,500	18,681,847
Cia Hering SA	426,900	9,239,144
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	343,800	11,201,004
Companhia Paranaense de Energia-Copel:
(PN-B)	134,700	3,681,498
(PN-B) sponsored ADR (d)	312,700	8,621,139
Diagnosticos da America SA	773,000	10,342,370
Ecorodovias Infraestrutura e Logistica SA	1,289,400	11,350,785
Energias do Brasil SA	404,100	10,017,098
Fibria Celulose SA sponsored ADR (a)	1,533,700	24,769,255
Gerdau SA sponsored ADR	1,653,000	19,968,240
Iguatemi Empresa de Shopping Centers SA	515,600	13,272,612
Itau Unibanco Banco Multiplo SA:
ADR (a)(e)	267,800	6,360,250
sponsored ADR	1,106,660	26,283,175
Localiza Rent A Car SA	963,800	16,540,139
Lojas Americanas SA (PN)	2,189,100	19,479,692
Mills Estruturas e Servicos de Engenharia SA	1,309,000	17,888,197
Multiplus SA	716,000	14,699,549
Natura Cosmeticos SA	418,200	11,775,415
Common Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	1,713,200	$ 63,953,756
(PN) sponsored ADR (non-vtg.)	560,000	18,687,200
Tegma Gestao Logistica	3,400	58,284
TIM Participacoes SA	3,491,800	16,024,151
TIM Participacoes SA sponsored ADR (non-vtg.)	158,900	7,496,902
Vale SA (PN-A) sponsored ADR	1,214,100	36,301,590
TOTAL BRAZIL		549,118,774
British Virgin Islands - 0.5%
Mail.ru Group Ltd. GDR (a)(e)	310,500	9,532,350
Sable Mining Africa Ltd. (a)	24,376,040	9,059,697
TOTAL BRITISH VIRGIN ISLANDS		18,592,047
Canada - 1.4%
Etrion Corp. (a)	185,699	180,576
Extorre Gold Mines Ltd. (a)	900	8,790
Petrominerales Ltd.	208,800	7,991,384
Uranium One, Inc.	3,863,500	16,089,409
Yamana Gold, Inc.	2,554,200	32,558,558
TOTAL CANADA		56,828,717
Cayman Islands - 4.0%
Ajisen (China) Holdings Ltd.	4,095,000	8,172,811
China Shanshui Cement Group Ltd.	26,021,000	29,149,363
Enn Energy Holdings Ltd.	2,353,760	8,061,756
Eurasia Drilling Co. Ltd. GDR (Reg. S)	420,200	14,160,740
Geely Automobile Holdings Ltd.	32,270,000	12,922,460
Greatview Aseptic Pack Co. Ltd.	12,422,000	8,509,205
Hengan International Group Co. Ltd.	2,226,000	17,369,352
Minth Group Ltd.	1,272,000	1,955,588
Mongolian Mining Corp.	5,198,000	6,090,648
Shenguan Holdings Group Ltd.	13,832,000	18,380,212
Spreadtrum Communications, Inc. ADR (a)(d)	599,800	12,835,720
Trina Solar Ltd. (a)(d)	311,500	8,874,635
Xueda Education Group sponsored ADR	1,157,100	12,693,387
TOTAL CAYMAN ISLANDS		159,175,877
Chile - 0.4%
Enersis SA	36,663,975	15,658,528
China - 8.1%
Agricultural Bank China Ltd. (H Shares)	33,660,000	19,893,566
Common Stocks - continued
	Shares	Value
China - continued
Baidu.com, Inc. sponsored ADR (a)	118,500	$ 17,599,620
China Communications Services Corp. Ltd. (H Shares)	15,956,000	9,738,413
China Construction Bank Corp. (H Shares)	75,273,000	71,141,190
China Petroleum & Chemical Corp. (H Shares)	41,096,000	41,423,280
China Railway Group Ltd.	16,762,000	8,978,525
Digital China Holdings Ltd. (H Shares)	3,837,000	7,460,271
Harbin Power Equipment Co. Ltd. (H Shares)	15,014,000	14,479,850
Industrial & Commercial Bank of China Ltd. (H Shares)	93,463,000	79,066,211
Maanshan Iron & Steel Co. Ltd. (H Shares)	31,874,000	16,785,942
Sina Corp. (a)	82,300	11,089,925
Weichai Power Co. Ltd. (H Shares)	2,323,000	15,852,980
ZTE Corp. (H Shares)	2,980,320	10,725,821
TOTAL CHINA		324,235,594
Egypt - 0.1%
Citadel Capital Corp. (a)	5,179,676	4,180,670
Housing & Development Bank	133,102	422,784
TOTAL EGYPT		4,603,454
Finland - 0.3%
Nokian Tyres PLC	207,900	10,777,952
Hong Kong - 1.3%
China Mobile (Hong Kong) Ltd.	49,500	455,322
China Mobile (Hong Kong) Ltd. sponsored ADR	631,600	29,110,444
CNOOC Ltd. sponsored ADR (d)	64,000	15,964,800
Lenovo Group Ltd.	13,674,000	7,958,292
TOTAL HONG KONG		53,488,858
India - 9.3%
Adani Power Ltd. (a)	2,029,826	5,166,872
Bajaj Auto Ltd.	194,165	6,467,048
Bank of Baroda	668,729	14,011,506
Bank of India	679,311	7,016,451
Bharti Airtel Ltd.	1,864,658	16,013,180
DLF Ltd.	1,840,440	9,265,621
Grasim Industries Ltd.	558,208	32,482,597
Hindustan Petroleum Corp. Ltd.	1,149,225	9,678,368
Housing Development and Infrastructure Ltd. (a)	3,050,543	11,087,557
Indiabulls Real Estate Ltd. (a)	3,201,748	9,039,847
Indiabulls Wholesale Services Ltd.	400,218	94,052
Infosys Technologies Ltd.	31,128	2,044,551
Infosys Technologies Ltd. sponsored ADR (d)	534,800	34,858,264
Common Stocks - continued
	Shares	Value
India - continued
ITC Ltd.	3,601,867	$ 15,655,160
Jain Irrigation Systems Ltd.	3,224,377	13,325,919
JK Cement Ltd.	1,063,196	3,048,685
Larsen & Toubro Ltd.	392,741	14,159,709
Oil & Natural Gas Corp. Ltd.	3,111,149	21,638,497
Power Finance Corp. Ltd.	2,560,397	13,399,344
Power Grid Corp. of India Ltd.	4,605,531	10,880,313
Reliance Industries Ltd.	1,174,058	26,098,284
SREI Infrastructure Finance Ltd.	17,604,334	20,565,904
State Bank of India	155,743	9,869,999
Tata Consultancy Services Ltd.	865,494	22,796,590
Tata Motors Ltd. Class A	733,771	11,266,465
Ultratech Cement Ltd.	938,151	23,088,627
Union Bank of India	1,112,986	8,060,981
TOTAL INDIA		371,080,391
Indonesia - 2.6%
PT Bakrieland Development Tbk	827,442,500	13,913,108
PT Bank Rakyat Indonesia Tbk	38,222,000	28,787,037
PT Bank Tabungan Negara Tbk	78,921,500	15,758,515
PT Indosat Tbk	22,849,500	14,274,284
PT Perusahaan Gas Negara Tbk Series B	34,502,500	16,115,152
PT Tower Bersama Infrastructure Tbk	51,388,500	14,551,291
TOTAL INDONESIA		103,399,387
Isle of Man - 0.1%
Bahamas Petroleum Co. PLC (a)	17,227,600	5,179,857
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan unit (a)	1,208,480	11,776,638
Korea (South) - 12.0%
Amoreg	73,714	14,556,525
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	564,030	24,202,867
OCI Co. Ltd.	19,952	11,950,654
GS Engineering & Construction Corp.	201,814	24,364,992
Hana Financial Group, Inc.	557,650	23,694,243
Hyundai Mipo Dockyard Co. Ltd.	55,899	9,939,921
Hyundai Mobis	81,110	27,251,733
KB Financial Group, Inc.	570,470	30,670,435
Korea Electric Power Corp. (a)	385,250	9,257,492
LG Display Co. Ltd.	422,760	15,209,540
LG Innotek Co. Ltd.	78,763	7,961,067
Lock & Lock Co. Ltd.	292,010	10,699,285
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Orion Corp.	54,268	$ 21,102,802
S-Oil Corp.	219,554	32,773,839
Samsung Electronics Co. Ltd.	96,973	81,045,249
Samsung Engineering Co. Ltd.	115,559	25,685,774
Samsung Heavy Industries Ltd.	334,670	15,190,910
Shinhan Financial Group Co. Ltd. sponsored ADR (d)	509,200	49,402,584
Shinsegae Co. Ltd.	119,659	30,236,701
Tong Yang Life Insurance Co. Ltd.	1,122,970	13,452,512
TOTAL KOREA (SOUTH)		478,649,125
Luxembourg - 0.6%
Evraz Group SA GDR (a)	328,000	11,119,200
Millicom International Cellular SA	113,500	12,296,590
TOTAL LUXEMBOURG		23,415,790
Malaysia - 1.0%
Axiata Group Bhd (a)	12,735,900	21,065,286
Genting Bhd	4,798,600	18,789,455
TOTAL MALAYSIA		39,854,741
Mexico - 4.9%
America Movil SAB de CV Series L sponsored ADR	1,234,000	70,584,800
Cemex SA de CV sponsored ADR (d)	1,938,498	16,826,163
Genomma Lab Internacional SA de CV (a)	5,495,500	13,735,527
Grupo Financiero Banorte SAB de CV Series O	2,841,700	14,311,323
Grupo Modelo SAB de CV Series C	3,591,500	22,458,771
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	1,887,300	44,766,756
Wal-Mart de Mexico SA de CV Series V	4,434,300	13,891,497
TOTAL MEXICO		196,574,837
Nigeria - 0.3%
Guaranty Trust Bank PLC GDR (Reg. S)	2,116,923	13,336,615
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	445,800	18,576,486
Philippines - 0.8%
Aboitiz Power Corp.	14,592,050	10,755,266
Metropolitan Bank & Trust Co.	6,051,388	9,705,123
Robinsons Land Corp.	42,879,650	13,323,195
TOTAL PHILIPPINES		33,783,584
Common Stocks - continued
	Shares	Value
Poland - 0.6%
Eurocash SA	849,109	$ 10,395,752
Polska Grupa Energetyczna SA	1,613,400	14,556,490
TOTAL POLAND		24,952,242
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	1,207,814	4,855,734
Russia - 8.4%
Bank St. Petersburg OJSC (a)(f)	1,819,014	9,429,318
Interregional Distribution Grid Companies Holding JSC (a)	50,962,400	7,729,635
Lukoil Oil Co. sponsored ADR	65,800	4,586,260
M Video OJSC (a)(f)	1,701,700	16,391,617
Magnit OJSC GDR (Reg. S)	569,900	15,957,200
Magnitogorsk Iron & Steel Works OJSC unit	982,400	12,338,944
OAO Gazprom sponsored ADR	7,358,000	125,527,476
OAO NOVATEK GDR	161,000	22,620,500
OJSC Oil Co. Rosneft GDR (Reg. S)	1,626,830	14,519,458
Sberbank (Savings Bank of the Russian Federation)	19,031,900	69,422,226
TNK-BP Holding	2,869,800	9,319,178
Uralkali JSC GDR (Reg. S)	671,020	28,162,709
TOTAL RUSSIA		336,004,521
Singapore - 0.8%
First Resources Ltd.	13,040,000	14,701,360
Yangzijiang Shipbuilding Holdings Ltd.	10,779,000	15,938,883
TOTAL SINGAPORE		30,640,243
South Africa - 5.0%
Absa Group Ltd.	1,126,427	23,313,073
African Bank Investments Ltd.	3,327,300	19,400,280
AngloGold Ashanti Ltd.	1,021,100	51,969,849
Aspen Pharmacare Holdings Ltd.	1,056,800	13,031,520
Barloworld Ltd.	1,474,600	16,724,293
Blue Label Telecoms Ltd.	13,892,600	12,964,664
Gold Fields Ltd. sponsored ADR	1,661,700	29,644,728
Impala Platinum Holdings Ltd.	703,200	21,948,940
Naspers Ltd. Class N	142,600	8,574,995
TOTAL SOUTH AFRICA		197,572,342
Taiwan - 9.3%
Asia Cement Corp.	17,711,000	23,647,596
Catcher Technology Co. Ltd.	2,337,000	14,664,807
China Steel Corp.	24,758,000	30,553,711
Common Stocks - continued
	Shares	Value
Taiwan - continued
Chroma ATE, Inc.	3,041,089	$ 10,018,578
Fubon Financial Holding Co. Ltd.	16,676,000	24,416,664
HIWIN Technologies Corp.	1,296,000	12,876,416
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,545,584	17,193,511
HTC Corp.	1,021,000	46,271,571
Kinsus Interconnect Technology Corp.	3,099,000	10,792,752
Nan Ya Plastics Corp.	4,056,000	12,414,739
Pegatron Corp. (a)	6,744,000	7,100,185
Synnex Technology International Corp.	4,773,739	12,165,254
Taiwan Fertilizer Co. Ltd.	11,319,000	38,118,020
Taiwan Mobile Co. Ltd.	6,443,000	16,598,839
Taiwan Semiconductor Manufacturing Co. Ltd.	3,618,284	9,343,471
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,162,351	56,191,739
Unimicron Technology Corp.	5,129,000	8,430,621
Wintek Corp. (a)	7,811,000	11,382,249
Wintek Corp. GDR (a)(e)	286,106	2,084,579
WPG Holding Co. Ltd.	4,213,000	7,769,486
TOTAL TAIWAN		372,034,788
Thailand - 2.7%
Advanced Info Service PCL (For. Reg.)	4,978,400	15,422,036
PTT Aromatics & Refining PLC	10,849,500	14,988,006
PTT PCL (For. Reg.)	3,010,000	37,801,406
Siam Cement PCL (For. Reg.)	1,203,700	16,688,942
Siam Commercial Bank PCL (For. Reg.)	5,369,600	20,859,799
TOTAL THAILAND		105,760,189
Turkey - 2.1%
Aygaz AS	193,229	1,435,561
TAV Havalimanlari Holding AS (a)	3,078,000	15,541,775
Turkiye Is Bankasi AS Series C	7,085,000	25,060,684
Turkiye Vakiflar Bankasi TAO	11,590,000	30,784,747
Yazicilar Holding AS	1,453,300	12,899,112
TOTAL TURKEY		85,721,879
United Kingdom - 1.9%
Afren PLC (a)	2,207,900	5,897,234
Antofagasta PLC	628,100	14,342,267
Aurelian Oil & Gas PLC (a)	6,397,208	7,533,557
Faroe Petroleum PLC (a)	973,607	2,862,311
Hikma Pharmaceuticals PLC	894,362	11,734,917
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Kazakhmys PLC	1,024,800	$ 23,606,080
Premier Oil PLC (a)	242,835	8,112,632
TOTAL UNITED KINGDOM		74,088,998
United States of America - 0.9%
Gran Tierra Energy, Inc. (a)	639,600	4,759,311
ION Geophysical Corp. (a)	1,530,800	19,349,312
Oceaneering International, Inc. (a)	126,000	11,014,920
TOTAL UNITED STATES OF AMERICA		35,123,543
TOTAL COMMON STOCKS (Cost $3,176,455,883)		3,803,707,448
Nonconvertible Preferred Stocks - 1.3%

Korea (South) - 1.0%
Hyundai Motor Co. Series 2	491,820	39,584,932
Russia - 0.3%
Sberbank (Savings Bank of the Russian Federation) (a)	4,212,300	10,324,370
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $40,500,238)		49,909,302
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 0.13% (b)	199,028,946	199,028,946
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	76,458,606	76,458,606
TOTAL MONEY MARKET FUNDS (Cost $275,487,552)		275,487,552
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $3,492,443,673)		4,129,104,302
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(141,766,737)
NET ASSETS - 100%		$ 3,987,337,565
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,977,179 or 0.5% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity® Cash Central Fund	$ 78,004
Fidelity Securities Lending Cash Central Fund	1,221,932
Total	$ 1,299,936
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 549,118,774	$ 549,118,774	$ -	$ -
Korea (South)	518,234,057	432,859,889	55,137,467	30,236,701
Taiwan	372,034,788	362,691,317	9,343,471	-
India	371,080,391	314,386,704	56,599,635	94,052
Russia	346,328,891	346,328,891	-	-
China	324,235,594	282,812,314	41,423,280	-
South Africa	197,572,342	145,602,493	51,969,849	-
Mexico	196,574,837	196,574,837	-	-
Cayman Islands	159,175,877	159,175,877	-	-
Other	819,261,199	818,805,877	455,322	-
Money Market Funds	275,487,552	275,487,552	-	-
Total Investments in Securities:	$ 4,129,104,302	$ 3,883,844,525	$ 214,929,024	$ 30,330,753
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	46,104
Total Unrealized Gain (Loss)	1,950,519
Cost of Purchases	28,380,234
Proceeds of Sales	(46,104)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 30,330,753
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 1,950,519

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $75,207,273) - See accompanying schedule: Unaffiliated issuers (cost $3,216,956,121)	$ 3,853,616,750
Fidelity Central Funds (cost $275,487,552)	275,487,552
Total Investments (cost $3,492,443,673)		$ 4,129,104,302
Cash		1,487,482
Foreign currency held at value (cost $30,000,260)		30,014,090
Receivable for investments sold		62,735,387
Receivable for fund shares sold		4,544,083
Dividends receivable		5,757,732
Distributions receivable from Fidelity Central Funds		51,345
Prepaid expenses		2,418
Other receivables		2,888,075
Total assets		4,236,584,914

Liabilities
Payable for investments purchased Regular delivery	$ 168,056,992
Delayed delivery	932,519
Payable for fund shares redeemed	13,776
Accrued management fee	2,529,605
Other affiliated payables	596,674
Other payables and accrued expenses	659,177
Collateral on securities loaned, at value	76,458,606
Total liabilities		249,247,349

Net Assets		$ 3,987,337,565
Net Assets consist of:
Paid in capital		$ 3,118,709,302
Undistributed net investment income		2,413,472
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		229,649,310
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		636,565,481
Net Assets		$ 3,987,337,565

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Series Emerging Markets: Net Asset Value, offering price and redemption price per share ($3,094,827,590 ÷ 156,221,097 shares)	$ 19.81

Class F: Net Asset Value, offering price and redemption price per share ($892,509,975 ÷ 44,952,923 shares)	$ 19.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)
Investment Income
Dividends		$ 22,166,629
Interest		5,777
Income from Fidelity Central Funds (including $1,221,932 from security lending)		1,299,936
Income before foreign taxes withheld		23,472,342
Less foreign taxes withheld		(3,280,874)
Total income		20,191,468

Expenses
Management fee	$ 13,425,185
Transfer agent fees	2,772,151
Accounting and security lending fees	723,827
Custodian fees and expenses	1,023,330
Independent trustees' compensation	7,907
Registration fees	1,534
Audit	43,021
Legal	5,031
Interest	103
Miscellaneous	13,245
Total expenses before reductions	18,015,334
Expense reductions	(892,700)	17,122,634
Net investment income (loss)		3,068,834
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	255,772,103
Foreign currency transactions	(2,121,777)
Total net realized gain (loss)		253,650,326
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $3,758,400)	48,358,154
Assets and liabilities in foreign currencies	60,560
Total change in net unrealized appreciation (depreciation)		48,418,714
Net gain (loss)		302,069,040
Net increase (decrease) in net assets resulting from operations		$ 305,137,874

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,068,834	$ 16,171,630
Net realized gain (loss)	253,650,326	93,467,379
Change in net unrealized appreciation (depreciation)	48,418,714	386,210,921
Net increase (decrease) in net assets resulting from operations	305,137,874	495,849,930
Distributions to shareholders from net investment income	(16,826,992)	(4,970,807)
Distributions to shareholders from net realized gain	(109,835,879)	(92,304,978)
Total distributions	(126,662,871)	(97,275,785)
Share transactions - net increase (decrease)	929,453,399	1,562,703,553
Total increase (decrease) in net assets	1,107,928,402	1,961,277,698

Net Assets
Beginning of period	2,879,409,163	918,131,465
End of period (including undistributed net investment income of $2,413,472 and undistributed net investment income of $16,171,630, respectively)	$ 3,987,337,565	$ 2,879,409,163

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Emerging Markets

	Six months ended April 30, 2011	Year ended October 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.85	$ 16.38	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.15	.15
Net realized and unrealized gain (loss)	1.68	4.03	6.27
Total from investment operations	1.74	4.18	6.42
Distributions from net investment income	(.10)	(.09)	(.04)
Distributions from net realized gain	(.68)	(1.62)	-
Total distributions	(.78)	(1.71)	(.04)
Net asset value, end of period	$ 19.81	$ 18.85	$ 16.38
Total Return B,C	9.46%	27.32%	64.35%
Ratios to Average Net Assets E,H
Expenses before reductions	1.12% A	1.15%	1.21% A
Expenses net of fee waivers, if any	1.12% A	1.15%	1.21% A
Expenses net of all reductions	1.07% A	1.08%	1.09% A
Net investment income (loss)	.66% A	.89%	1.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,094,828	$ 2,425,249	$ 910,106
Portfolio turnover rate F	103% A	92%	109% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 9, 2008 (commencement of operations) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2011	Year ended October 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.90	$ 16.40	$ 13.91
Income from Investment Operations
Net investment income (loss) D	.08	.19	.02
Net realized and unrealized gain (loss)	1.68	4.03	2.47
Total from investment operations	1.76	4.22	2.49
Distributions from net investment income	(.13)	(.10)	-
Distributions from net realized gain	(.68)	(1.62)	-
Total distributions	(.81)	(1.72)	-
Net asset value, end of period	$ 19.85	$ 18.90	$ 16.40
Total Return B,C	9.57%	27.59%	17.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.92% A	.92%	.93% A
Expenses net of fee waivers, if any	.92% A	.92%	.93% A
Expenses net of all reductions	.86% A	.85%	.82% A
Net investment income (loss)	.86% A	1.13%	.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 892,510	$ 454,160	$ 8,025
Portfolio turnover rate F	103% A	92%	109% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of operations) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Series Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Emerging Markets and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 695,968,320
Gross unrealized depreciation	(70,755,767)
Net unrealized appreciation (depreciation) on securities and other investments	$ 625,212,553
Tax cost	$ 3,503,891,749

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,374,226,031 and $1,660,667,638, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series Emerging Markets	$ 2,772,151.21

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,646 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,854,000.63%		$ 102

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,604 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period, amounted to $1,221,932. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $892,700 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Series Emerging Markets	$ 12,963,515	$ 4,872,057
Class F	3,863,477	98,750
Total	$ 16,826,992	$ 4,970,807
From net realized gain
Series Emerging Markets	$ 89,686,359	$ 90,721,075
Class F	20,149,520	1,583,903
Total	$ 109,835,879	$ 92,304,978

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Series Emerging Markets
Shares sold	35,277,217	79,991,131	$ 677,636,791	$ 1,291,962,481
Reinvestment of distributions	5,501,065	5,955,958	102,649,874	95,593,132
Shares redeemed	(13,218,807)	(12,830,835)	(251,937,169)	(212,836,681)
Net increase (decrease)	27,559,475	73,116,254	$ 528,349,496	$ 1,174,718,932
Class F
Shares sold	20,978,845	23,518,400	$ 402,100,664	$ 387,691,188
Reinvestment of distributions	1,285,492	104,773	24,012,997	1,682,653
Shares redeemed	(1,338,743)	(85,069)	(25,009,758)	(1,389,220)
Net increase (decrease)	20,925,594	23,538,104	$ 401,103,903	$ 387,984,621

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

ILF-SANN-0611
1.873104.102

Fidelity®
Series International Growth
Series International Value
Series International Small Cap
Funds -

Fidelity Series International Growth Fund
Fidelity Series International Value Fund
Fidelity Series International Small Cap Fund
Class F

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity® Series International Growth Fund
Investment Changes	<Click Here>	A summary of major shifts in the Fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series International Value Fund
Investment Changes	<Click Here>	A summary of major shifts in the Fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series International Small Cap Fund
Investment Changes	<Click Here>	A summary of major shifts in the Fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund or 1-800-835-5092 for Class F of each fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Fidelity® Series International Growth Fund
Series International Growth	1.00%
Actual		$ 1,000.00	$ 1,132.10	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class F	.78%
Actual		$ 1,000.00	$ 1,133.70	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Fidelity Series International Value Fund
Series International Value	.98%
Actual		$ 1,000.00	$ 1,131.10	$ 5.18
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Class F	.77%
Actual		$ 1,000.00	$ 1,132.00	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Fidelity Series International Small Cap Fund
Series International Small Cap	1.13%
Actual		$ 1,000.00	$ 1,150.60	$ 6.03
HypotheticalA		$ 1,000.00	$ 1,019.19	$ 5.66
Class F	.93%
Actual		$ 1,000.00	$ 1,151.50	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Series International Growth Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom 20.6%
United States of America 11.9%
Switzerland 9.4%
Japan 7.7%
Australia 5.5%
Germany 5.3%
Belgium 3.5%
France 3.3%
Brazil 3.1%
Other 29.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom 20.3%
Switzerland 12.0%
United States of America 11.2%
Japan 8.0%
Australia 5.3%
Germany 4.1%
Belgium 3.5%
Brazil 3.3%
France 2.9%
Other 29.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	99.0
Short-Term Investments and Net Other Assets	1.3	1.0
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	4.6	4.5
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	4.5	4.4
Anheuser-Busch InBev SA NV (Belgium, Beverages)	2.8	2.9
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.4	2.0
Rio Tinto PLC (United Kingdom, Metals & Mining)	2.3	2.1
Siemens AG (Germany, Industrial Conglomerates)	2.1	1.9
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.1	2.0
Linde AG (Germany, Chemicals)	1.8	1.4
Standard Chartered PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.6	1.9
The Swatch Group AG (Bearer) (Switzerland, Textiles, Apparel & Luxury Goods)	1.6	1.0
	25.8
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	18.6	17.0
Consumer Staples	17.2	18.1
Industrials	14.7	12.4
Financials	13.5	13.8
Consumer Discretionary	13.2	12.4
Information Technology	8.1	8.4
Health Care	7.2	11.3
Energy	5.4	5.0
Telecommunication Services	0.8	0.6

Semiannual Report

Fidelity Series International Growth Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 5.5%
Coca-Cola Amatil Ltd.	1,916,039	$ 25,085,185
CSL Ltd.	2,075,209	78,162,280
Leighton Holdings Ltd. (d)	1,338,330	35,630,387
Leighton Holdings Ltd. rights 5/6/11 (a)	33,333	65,058
MAp Group unit	5,002,652	16,181,953
Newcrest Mining Ltd.	692,907	31,492,571
Newcrest Mining Ltd. sponsored ADR	876,386	40,059,604
OZ Minerals Ltd.	22,052,726	34,820,372
QBE Insurance Group Ltd.	807,826	16,572,967
Woolworths Ltd.	1,007,002	29,271,751
Worleyparsons Ltd.	1,615,081	53,747,917
TOTAL AUSTRALIA		361,090,045
Austria - 1.0%
Andritz AG	484,549	50,031,842
Zumtobel AG	472,900	17,161,257
TOTAL AUSTRIA		67,193,099
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	6,798,173	34,373,608
Bailiwick of Jersey - 0.8%
Informa PLC	2,050,581	14,273,186
Randgold Resources Ltd. sponsored ADR	455,165	39,403,634
TOTAL BAILIWICK OF JERSEY		53,676,820
Belgium - 3.5%
Anheuser-Busch InBev SA NV (d)	2,979,347	190,142,215
Umicore SA (d)	778,993	44,682,626
TOTAL BELGIUM		234,824,841
Bermuda - 1.2%
Lazard Ltd. Class A	581,200	23,829,200
Li & Fung Ltd.	7,646,000	39,085,047
Trinity Ltd.	14,096,000	15,246,179
TOTAL BERMUDA		78,160,426
Brazil - 3.1%
Banco ABC Brasil SA	1,265,700	10,860,580
BM&F Bovespa SA	3,255,000	24,433,706
BR Malls Participacoes SA	1,556,600	16,384,222
Braskem SA Class A sponsored ADR	1,908,077	56,917,937
Fibria Celulose SA sponsored ADR (a)	1,563,593	25,252,027
Iguatemi Empresa de Shopping Centers SA	621,500	15,998,697
Common Stocks - continued
	Shares	Value
Brazil - continued
Itau Unibanco Banco Multiplo SA sponsored ADR	1,216,600	$ 28,894,250
Multiplan Empreendimentos Imobiliarios SA	1,345,200	28,001,843
TOTAL BRAZIL		206,743,262
Canada - 2.7%
Agnico-Eagle Mines Ltd. (Canada)	406,400	28,316,127
Fairfax Financial Holdings Ltd. (sub. vtg.)	41,500	16,760,543
Goldcorp, Inc.	306,700	17,145,506
Niko Resources Ltd.	568,800	48,066,335
Open Text Corp. (a)	464,600	28,462,336
Pan American Silver Corp.	761,900	27,489,354
Petrobank Energy & Resources Ltd.	682,900	14,450,542
TOTAL CANADA		180,690,743
Cayman Islands - 1.3%
China Lilang Ltd.	9,553,000	13,579,841
Sands China Ltd. (a)	9,185,600	25,783,974
Wynn Macau Ltd.	13,293,800	47,329,304
TOTAL CAYMAN ISLANDS		86,693,119
Chile - 0.4%
Banco Santander Chile sponsored ADR (d)	301,900	27,651,021
China - 0.7%
Baidu.com, Inc. sponsored ADR (a)	289,220	42,954,954
Denmark - 2.5%
Novo Nordisk A/S Series B sponsored ADR	1,072,866	136,672,400
William Demant Holding A/S (a)	327,300	30,513,937
TOTAL DENMARK		167,186,337
Finland - 2.6%
Metso Corp.	811,100	49,738,015
Nokian Tyres PLC	1,515,300	78,556,183
Outotec OYJ (d)	722,918	45,818,939
TOTAL FINLAND		174,113,137
France - 3.3%
Alstom SA	1,015,061	67,500,008
Danone	757,905	55,518,623
Remy Cointreau SA	346,603	28,564,929
Safran SA (d)	1,735,486	67,349,769
TOTAL FRANCE		218,933,329
Common Stocks - continued
	Shares	Value
Germany - 5.3%
alstria office REIT-AG	645,100	$ 10,224,087
Bayerische Motoren Werke AG (BMW)	272,832	25,730,242
Linde AG	661,960	119,228,211
MAN SE	411,987	57,417,025
Siemens AG sponsored ADR (d)	958,624	139,901,587
TOTAL GERMANY		352,501,152
Hong Kong - 0.8%
Hong Kong Exchanges and Clearing Ltd.	2,265,800	51,697,689
Ireland - 1.1%
CRH PLC sponsored ADR (d)	1,588,500	39,633,075
James Hardie Industries NV CDI (a)	4,751,788	30,740,980
TOTAL IRELAND		70,374,055
Israel - 0.2%
Azrieli Group	433,800	12,689,066
Italy - 2.4%
Azimut Holdings SpA	2,887,866	36,914,887
Fiat Industrial SpA (a)	2,591,400	38,498,969
Fiat SpA (d)	2,348,200	25,060,099
Interpump Group SpA	1,748,049	15,794,182
Saipem SpA	766,879	43,539,092
TOTAL ITALY		159,807,229
Japan - 7.7%
Autobacs Seven Co. Ltd.	591,000	21,718,610
Denso Corp.	2,126,800	71,167,683
Fanuc Ltd.	579,400	96,979,281
Fast Retailing Co. Ltd.	176,500	27,826,421
Japan Steel Works Ltd.	4,319,000	34,878,117
Keyence Corp.	233,900	61,802,275
Kobayashi Pharmaceutical Co. Ltd.	546,200	25,668,939
Nippon Thompson Co. Ltd.	2,260,000	16,819,504
Osaka Securities Exchange Co. Ltd.	4,762	24,319,309
SHO-BOND Holdings Co. Ltd.	616,900	16,148,969
Uni-Charm Corp.	779,500	30,872,008
USS Co. Ltd.	598,090	45,955,574
Yamato Kogyo Co. Ltd.	1,075,600	35,494,142
TOTAL JAPAN		509,650,832
Korea (South) - 0.6%
NHN Corp. (a)	187,511	37,291,595
Common Stocks - continued
	Shares	Value
Mexico - 1.0%
Wal-Mart de Mexico SA de CV Series V	21,900,300	$ 68,607,888
Netherlands - 2.0%
ASM International NV unit (a)	682,465	29,516,611
ASML Holding NV	958,900	40,043,664
Koninklijke KPN NV	2,125,997	33,741,822
QIAGEN NV (a)(d)	1,363,800	29,144,406
TOTAL NETHERLANDS		132,446,503
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	375,800	15,659,586
Portugal - 0.6%
Jeronimo Martins SGPS SA	2,372,700	38,940,031
Singapore - 1.2%
City Developments Ltd.	2,107,000	20,380,605
Keppel Land Ltd.	4,846,000	16,508,982
Singapore Exchange Ltd.	5,121,000	32,632,490
Wing Tai Holdings Ltd.	9,308,000	12,014,738
TOTAL SINGAPORE		81,536,815
South Africa - 2.2%
African Rainbow Minerals Ltd.	1,615,800	52,541,942
Clicks Group Ltd.	4,270,927	28,543,284
JSE Ltd.	2,138,400	21,365,281
Mr Price Group Ltd.	2,820,500	28,854,440
MTN Group Ltd.	743,400	16,522,012
TOTAL SOUTH AFRICA		147,826,959
Spain - 1.1%
Inditex SA (d)	549,772	49,299,072
Prosegur Compania de Seguridad SA (Reg.)	421,400	25,747,329
TOTAL SPAIN		75,046,401
Sweden - 1.6%
Fagerhult AB	319,870	10,003,381
H&M Hennes & Mauritz AB (B Shares) (d)	1,967,730	69,514,413
Swedish Match Co. (d)	737,400	26,160,099
TOTAL SWEDEN		105,677,893
Switzerland - 9.4%
Credit Suisse Group sponsored ADR (d)	730,720	33,240,453
Nestle SA	4,944,264	306,891,265
Novartis AG sponsored ADR (d)	475,291	28,122,968
Common Stocks - continued
	Shares	Value
Switzerland - continued
Roche Holding AG (participation certificate)	516,526	$ 83,764,200
The Swatch Group AG:
(Bearer)	211,730	104,133,520
(Reg.)	32,278	2,863,476
Transocean Ltd. (United States) (a)	217,100	15,794,025
UBS AG (a)	767,200	15,350,980
UBS AG (NY Shares) (a)	1,495,800	29,916,000
TOTAL SWITZERLAND		620,076,887
Turkey - 1.0%
Coca-Cola Icecek AS	1,931,871	29,086,026
Turkiye Garanti Bankasi AS	6,785,000	35,151,742
TOTAL TURKEY		64,237,768
United Kingdom - 20.6%
Anglo American PLC (United Kingdom)	1,183,500	61,689,739
Babcock International Group PLC	3,265,600	34,938,367
BG Group PLC	6,304,908	161,503,902
BHP Billiton PLC ADR (d)	3,532,890	297,398,680
GlaxoSmithKline PLC sponsored ADR	884,850	38,632,551
HSBC Holdings PLC (United Kingdom)	6,112,100	66,672,198
Imperial Tobacco Group PLC	796,901	28,047,192
InterContinental Hotel Group PLC ADR (d)	2,519,615	55,557,511
Johnson Matthey PLC	1,287,700	43,084,011
Mothercare PLC	1,375,000	9,644,263
Reckitt Benckiser Group PLC	1,212,700	67,334,072
Rio Tinto PLC	456,700	33,324,259
Rio Tinto PLC sponsored ADR (d)	1,643,300	120,305,993
Rolls-Royce Group PLC	3,246,811	34,791,580
Rolls-Royce Group PLC (C Shares) (a)	311,693,856	520,653
Serco Group PLC	5,663,002	53,493,352
Shaftesbury PLC	4,132,800	35,414,592
Standard Chartered PLC (United Kingdom)	3,874,320	107,364,909
Tesco PLC	12,701,929	85,622,424
Unite Group PLC (a)	3,950,300	14,167,154
Victrex PLC	641,907	15,794,117
TOTAL UNITED KINGDOM		1,365,301,519
United States of America - 10.6%
Allergan, Inc.	347,600	27,655,056
Autoliv, Inc.	569,500	45,634,035
Berkshire Hathaway, Inc. Class B (a)	507,200	42,249,760
Common Stocks - continued
	Shares	Value
United States of America - continued
Cymer, Inc. (a)	340,800	$ 16,395,888
eBay, Inc. (a)	783,300	26,945,520
Google, Inc. Class A (a)	47,100	25,627,110
Greenhill & Co., Inc. (d)	160,903	9,493,277
ION Geophysical Corp. (a)	2,654,600	33,554,144
JPMorgan Chase & Co.	629,619	28,729,515
Juniper Networks, Inc. (a)	2,411,500	92,432,795
Lam Research Corp. (a)	309,457	14,949,868
Martin Marietta Materials, Inc. (d)	162,400	14,809,256
Mead Johnson Nutrition Co. Class A	884,900	59,182,112
Mohawk Industries, Inc. (a)	453,000	27,198,120
Nuance Communications, Inc. (a)	765,105	15,837,674
Philip Morris International, Inc.	702,400	48,774,656
ResMed, Inc. (a)	902,500	28,780,725
Union Pacific Corp.	531,200	54,963,264
Visa, Inc. Class A	1,138,399	88,931,730
TOTAL UNITED STATES OF AMERICA		702,144,505
TOTAL COMMON STOCKS (Cost $5,302,437,728)		6,545,799,114
Money Market Funds - 10.5%

Fidelity Cash Central Fund, 0.13% (b)	88,049,207	88,049,207
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	607,207,516	607,207,516
TOTAL MONEY MARKET FUNDS (Cost $695,256,723)		695,256,723
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $5,997,694,451)		7,241,055,837
NET OTHER ASSETS (LIABILITIES) - (9.2)%		(609,462,556)
NET ASSETS - 100%		$ 6,631,593,281
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 74,636
Fidelity Securities Lending Cash Central Fund	2,021,808
Total	$ 2,096,444
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,365,301,519	$ 1,265,305,062	$ 99,996,457	$ -
United States of America	702,144,505	702,144,505	-	-
Switzerland	620,076,887	604,725,907	15,350,980	-
Japan	509,650,832	-	509,650,832	-
Australia	361,090,045	361,024,987	65,058	-
Germany	352,501,152	352,501,152	-	-
Belgium	234,824,841	44,682,626	190,142,215	-
France	218,933,329	218,933,329	-	-
Brazil	206,743,262	206,743,262	-	-
Other	1,974,532,742	1,974,532,742	-	-
Money Market Funds	695,256,723	695,256,723	-	-
Total Investments in Securities:	$ 7,241,055,837	$ 6,425,850,295	$ 815,205,542	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $27,059,158 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Growth Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $580,506,514) - See accompanying schedule: Unaffiliated issuers (cost $5,302,437,728)	$ 6,545,799,114
Fidelity Central Funds (cost $695,256,723)	695,256,723
Total Investments (cost $5,997,694,451)		$ 7,241,055,837
Foreign currency held at value (cost $2,740,801)		2,772,719
Receivable for investments sold		324
Receivable for fund shares sold		7,786,174
Dividends receivable		30,381,176
Distributions receivable from Fidelity Central Funds		1,119,557
Prepaid expenses		4,753
Other receivables		192,844
Total assets		7,283,313,384

Liabilities
Payable for investments purchased	$ 39,477,084
Payable for fund shares redeemed	23,621
Accrued management fee	3,961,063
Other affiliated payables	921,197
Other payables and accrued expenses	129,622
Collateral on securities loaned, at value	607,207,516
Total liabilities		651,720,103

Net Assets		$ 6,631,593,281
Net Assets consist of:
Paid in capital		$ 5,387,299,493
Undistributed net investment income		50,609,743
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(50,160,484)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,243,844,529
Net Assets		$ 6,631,593,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Growth Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Series International Growth: Net Asset Value, offering price and redemption price per share ($5,143,657,359 ÷ 419,667,808 shares)	$ 12.26

Class F: Net Asset Value, offering price and redemption price per share ($1,487,935,922 ÷ 121,105,127 shares)	$ 12.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 88,280,716
Interest		117
Income from Fidelity Central Funds		2,096,444
Income before foreign taxes withheld		90,377,277
Less foreign taxes withheld		(6,702,254)
Total income		83,675,023

Expenses
Management fee Basic fee	$ 19,697,625
Performance adjustment	821,183
Transfer agent fees	4,703,678
Accounting and security lending fees	816,808
Custodian fees and expenses	416,234
Independent trustees' compensation	12,906
Registration fees	3,230
Audit	29,775
Legal	3,842
Miscellaneous	21,604
Total expenses before reductions	26,526,885
Expense reductions	(400,203)	26,126,682
Net investment income (loss)		57,548,341
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,760,833)
Foreign currency transactions	342,139
Total net realized gain (loss)		(13,418,694)
Change in net unrealized appreciation (depreciation) on: Investment securities	680,722,083
Assets and liabilities in foreign currencies	269,972
Total change in net unrealized appreciation (depreciation)		680,992,055
Net gain (loss)		667,573,361
Net increase (decrease) in net assets resulting from operations		$ 725,121,702

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Growth Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	For the period December 3, 2009 (commencement of operations) to October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,548,341	$ 18,331,035
Net realized gain (loss)	(13,418,694)	(32,051,803)
Change in net unrealized appreciation (depreciation)	680,992,055	562,852,474
Net increase (decrease) in net assets resulting from operations	725,121,702	549,131,706
Distributions to shareholders from net investment income	(25,269,633)	-
Distributions to shareholders from net realized gain	(4,689,987)	-
Total distributions	(29,959,620)	-
Share transactions - net increase (decrease)	1,247,983,155	4,139,316,338
Total increase (decrease) in net assets	1,943,145,237	4,688,448,044

Net Assets
Beginning of period	4,688,448,044	-
End of period (including undistributed net investment income of $50,609,743 and undistributed net investment income of $18,331,035, respectively)	$ 6,631,593,281	$ 4,688,448,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series International Growth

	Six months ended April 30, 2011	Period ended October 31,
	(Unaudited)	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.09
Net realized and unrealized gain (loss)	1.32	.80
Total from investment operations	1.43	.89
Distributions from net investment income	(.05)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.06)	-
Net asset value, end of period	$ 12.26	$ 10.89
Total Return B, C	13.21%	8.90%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00% A	1.01% A
Expenses net of fee waivers, if any	1.00% A	1.01% A
Expenses net of all reductions	.98% A	.99% A
Net investment income (loss)	2.02% A	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,143,657	$ 3,944,123
Portfolio turnover rate F	20% A	63% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 3, 2009 (commencement of operations) to October 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2011	Period ended October 31,
	(Unaudited)	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.11
Net realized and unrealized gain (loss)	1.32	.80
Total from investment operations	1.45	.91
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.07)	-
Net asset value, end of period	$ 12.29	$ 10.91
Total Return B, C	13.37%	9.10%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.78% A
Expenses net of fee waivers, if any	.78% A	.78% A
Expenses net of all reductions	.77% A	.75% A
Net investment income (loss)	2.24% A	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,487,936	$ 744,325
Portfolio turnover rate F	20% A	63% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 3, 2009 (commencement of operations) to October 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Value Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom 20.4%
Japan 17.2%
France 10.0%
Germany 7.6%
Spain 6.4%
Switzerland 4.8%
Netherlands 4.0%
Canada 3.3%
Hong Kong 3.3%
Other 23.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom 18.9%
Japan 18.4%
France 10.7%
Germany 6.9%
Spain 6.6%
Switzerland 4.6%
Hong Kong 4.1%
Netherlands 3.9%
Italy 3.1%
Other 22.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.4	99.1
Short-Term Investments and Net Other Assets	0.6	0.9
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	4.4	3.8
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.5	2.0
Banco Santander SA (Spain, Commercial Banks)	2.3	1.9
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	2.3	2.0
AXA SA sponsored ADR (France, Insurance)	2.2	2.0
ING Groep NV: (Netherlands, Diversified Financial Services)	2.0	1.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.0	2.0
Zurich Financial Services AG (Switzerland, Insurance)	1.8	1.8
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.8	0.0
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	1.7	1.5
	23.0
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.6	38.4
Energy	12.8	11.2
Consumer Discretionary	10.7	11.0
Industrials	8.8	8.2
Materials	7.7	6.7
Telecommunication Services	6.2	6.2
Utilities	5.4	6.1
Health Care	5.4	4.5
Information Technology	4.9	4.7
Consumer Staples	1.9	2.1

Semiannual Report

Fidelity Series International Value Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 2.4%
Commonwealth Bank of Australia	313,029	$ 18,435,222
Macquarie Group Ltd.	1,660,844	64,030,419
Wesfarmers Ltd.	498,268	18,193,484
Westfield Group unit	5,701,784	56,393,096
TOTAL AUSTRALIA		157,052,221
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	1,224,200	6,189,923
Bailiwick of Jersey - 1.2%
Informa PLC	2,753,181	19,163,673
United Business Media Ltd.	3,426,700	34,572,717
WPP PLC	1,751,397	22,941,289
TOTAL BAILIWICK OF JERSEY		76,677,679
Bermuda - 0.7%
Seadrill Ltd. (d)	1,233,900	43,722,209
Brazil - 1.4%
Banco do Brasil SA	1,922,212	35,419,136
Banco Santander (Brasil) SA ADR	1,378,200	16,000,902
Cyrela Brazil Realty SA	1,126,700	11,823,439
Itau Unibanco Banco Multiplo SA sponsored ADR	320,200	7,604,750
Vivo Participacoes SA sponsored ADR	495,700	20,725,217
TOTAL BRAZIL		91,573,444
Canada - 3.3%
Kinross Gold Corp.	820,000	13,000,740
Petrobank Energy & Resources Ltd.	636,200	13,462,344
Petrominerales Ltd. (d)	538,754	20,619,683
Power Corp. of Canada (sub. vtg.) (d)	630,100	18,960,942
Suncor Energy, Inc.	692,500	31,920,437
The Toronto-Dominion Bank	674,300	58,385,642
Uranium One, Inc.	3,870,500	16,118,560
Yamana Gold, Inc.	3,682,700	46,943,623
TOTAL CANADA		219,411,971
Cayman Islands - 0.5%
China High Speed Transmission Equipment Group Co. Ltd.	5,649,000	7,477,399
China ZhengTong Auto Services Holdings Ltd.	6,250,000	7,073,832
Hengdeli Holdings Ltd.	33,448,000	20,026,679
TOTAL CAYMAN ISLANDS		34,577,910
Common Stocks - continued
	Shares	Value
China - 0.9%
China Merchants Bank Co. Ltd. (H Shares)	8,676,945	$ 22,345,119
Industrial & Commercial Bank of China Ltd. (H Shares)	29,516,000	24,969,435
Nine Dragons Paper (Holdings) Ltd.	9,605,000	10,970,005
TOTAL CHINA		58,284,559
Denmark - 1.1%
Novo Nordisk A/S Series B	154,085	19,506,910
Pandora A/S (d)	449,500	20,247,989
Vestas Wind Systems A/S (a)(d)	996,491	35,387,513
TOTAL DENMARK		75,142,412
France - 10.0%
Alstom SA	391,527	26,035,948
Atos Origin SA (a)	433,680	26,725,672
AXA SA sponsored ADR (d)	6,523,100	146,247,902
BNP Paribas SA	1,348,775	106,742,750
Christian Dior SA	269,700	43,283,619
Compagnie de St. Gobain	803,111	55,475,505
PPR SA	195,700	35,001,904
Schneider Electric SA (d)	140,773	24,875,597
Societe Generale Series A	1,638,292	109,586,978
Total SA sponsored ADR	520,200	33,412,446
Unibail-Rodamco (d)	246,754	57,729,466
TOTAL FRANCE		665,117,787
Germany - 7.4%
Allianz AG sponsored ADR	1,546,300	24,354,225
BASF AG (d)	562,202	57,791,712
Bayer AG (d)	330,121	29,020,680
Bayerische Motoren Werke AG (BMW)	354,501	33,432,282
Daimler AG (United States)	1,023,900	78,686,715
Deutsche Boerse AG	241,500	20,067,520
E.ON AG (d)	2,544,084	86,972,300
HeidelbergCement AG (d)	800,900	61,248,312
Kabel Deutschland Holding AG (a)	208,314	13,019,466
Metro AG (d)	423,300	31,070,587
MTU Aero Engines Holdings AG (d)	215,600	16,526,193
Munich Re Group	99,325	16,396,545
Volkswagen AG (d)	126,665	22,588,990
TOTAL GERMANY		491,175,527
Hong Kong - 3.3%
China Resources Power Holdings Co. Ltd.	11,890,000	21,892,922
Common Stocks - continued
	Shares	Value
Hong Kong - continued
CNOOC Ltd.	7,251,000	$ 18,022,804
Swire Pacific Ltd. (A Shares)	4,164,500	63,596,526
Techtronic Industries Co. Ltd.	17,545,000	23,946,667
Wharf Holdings Ltd.	12,386,000	90,586,869
TOTAL HONG KONG		218,045,788
India - 0.8%
Adani Power Ltd. (a)	478,809	1,218,796
Bank of Baroda	1,175,280	24,624,986
Reliance Industries Ltd.	431,752	9,597,470
State Bank of India	249,261	15,796,575
TOTAL INDIA		51,237,827
Indonesia - 0.9%
PT Bank Rakyat Indonesia Tbk	60,189,000	45,331,562
PT Semen Gresik (Persero) Tbk	15,513,000	17,208,509
TOTAL INDONESIA		62,540,071
Ireland - 0.3%
CRH PLC sponsored ADR (d)	922,096	23,006,295
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	911,000	41,660,030
Italy - 2.3%
ENI SpA	1,522,200	40,756,204
Intesa Sanpaolo SpA	23,284,948	77,325,829
UniCredit SpA	13,431,900	34,578,084
TOTAL ITALY		152,660,117
Japan - 17.2%
ABC-Mart, Inc.	439,700	16,472,623
Aisin Seiki Co. Ltd.	1,040,400	36,692,169
Asahi Glass Co. Ltd.	3,793,000	48,151,174
Canon, Inc.	735,000	34,608,762
Denso Corp.	1,522,100	50,933,012
East Japan Railway Co.	292,700	16,266,414
Honda Motor Co. Ltd.	1,667,900	64,113,047
Japan Retail Fund Investment Corp.	24,221	39,153,504
Japan Tobacco, Inc.	2,913	11,319,389
JSR Corp.	838,800	17,644,532
Kayaba Industry Co. Ltd.	828,000	6,887,281
Mitsubishi Corp.	3,531,300	95,784,140
Mitsubishi UFJ Financial Group, Inc.	8,552,600	41,043,901
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui & Co. Ltd.	4,660,600	$ 82,925,569
Nippon Electric Glass Co. Ltd.	4,184,000	63,340,787
Nippon Telegraph & Telephone Corp.	336,800	15,692,058
Obic Co. Ltd.	122,450	22,704,886
ORIX Corp.	554,610	54,481,022
Promise Co. Ltd. (d)	895,400	7,643,868
Ricoh Co. Ltd.	947,000	10,449,368
Seven & i Holdings Co., Ltd.	655,300	16,489,315
SOFTBANK CORP.	445,800	18,809,024
Sumitomo Corp.	2,842,500	39,206,998
Sumitomo Mitsui Financial Group, Inc.	3,223,000	100,100,069
Tokio Marine Holdings, Inc.	820,500	22,950,196
Tokyo Electron Ltd.	1,078,900	62,454,190
Tokyo Gas Co. Ltd.	17,065,000	76,126,822
Toyota Motor Corp.	502,100	20,026,875
USS Co. Ltd.	190,830	14,662,847
West Japan Railway Co.	4,116	15,008,112
Yamada Denki Co. Ltd.	284,620	19,993,821
TOTAL JAPAN		1,142,135,775
Korea (South) - 1.2%
Samsung Electronics Co. Ltd.	53,286	44,533,810
Shinhan Financial Group Co. Ltd.	486,100	23,884,172
Shinhan Financial Group Co. Ltd. sponsored ADR	92,300	8,954,946
TOTAL KOREA (SOUTH)		77,372,928
Luxembourg - 0.8%
ArcelorMittal SA:
(Netherlands)	394,356	14,574,262
Class A unit (d)	1,098,200	40,710,274
TOTAL LUXEMBOURG		55,284,536
Netherlands - 4.0%
Gemalto NV	703,840	36,076,675
ING Groep NV:
(Certificaten Van Aandelen) (a)	4,438,752	58,479,141
sponsored ADR (a)(d)	5,526,800	72,898,492
Koninklijke KPN NV	2,792,101	44,313,597
Koninklijke Philips Electronics NV	806,500	23,887,746
Randstad Holdings NV	556,862	31,326,816
TOTAL NETHERLANDS		266,982,467
Common Stocks - continued
	Shares	Value
Norway - 1.6%
Aker Solutions ASA (d)	2,910,887	$ 70,242,796
DnB NOR ASA (d)	1,618,400	26,313,441
Telenor ASA	383,200	6,621,190
TOTAL NORWAY		103,177,427
Portugal - 0.7%
Energias de Portugal SA	11,354,217	46,417,311
Russia - 1.0%
Mechel Steel Group OAO sponsored ADR	783,100	22,373,167
OAO Gazprom sponsored ADR	2,356,000	40,193,360
Sberbank (Savings Bank of the Russian Federation) GDR	15,000	5,982,197
TOTAL RUSSIA		68,548,724
Singapore - 1.6%
DBS Group Holdings Ltd.	1,002,197	12,264,949
United Overseas Bank Ltd.	4,243,677	68,020,867
Yanlord Land Group Ltd.	18,991,000	22,496,589
TOTAL SINGAPORE		102,782,405
South Africa - 0.2%
Impala Platinum Holdings Ltd.	432,400	13,496,475
Spain - 6.4%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	2,595,900	33,253,479
Banco Santander SA (d)	2,430,876	31,044,490
Banco Santander SA sponsored ADR (d)	9,962,734	123,537,902
Gestevision Telecinco SA (d)	1,265,785	14,224,720
Iberdrola SA	8,411,550	78,119,108
International Consolidated Airlines Group SA (a)	3,616,400	14,389,268
Red Electrica Corporacion SA	312,300	19,927,893
Telefonica SA sponsored ADR (d)	4,090,000	110,266,400
TOTAL SPAIN		424,763,260
Sweden - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares)	1,072,978	16,278,029
Switzerland - 4.8%
Lonza Group AG	255,636	21,954,291
Roche Holding AG (participation certificate)	798,879	129,552,937
Transocean Ltd. (United States) (a)	617,600	44,930,400
Zurich Financial Services AG	431,343	121,153,961
TOTAL SWITZERLAND		317,591,589
Common Stocks - continued
	Shares	Value
Taiwan - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,264,200	$ 16,129,186
Thailand - 0.4%
Siam Commercial Bank PCL (For. Reg.)	6,520,200	25,329,645
Turkey - 0.5%
Turkcell Iletisim Hizmet AS sponsored ADR	995,405	14,731,994
Turkiye Garanti Bankasi AS	3,142,000	16,278,080
TOTAL TURKEY		31,010,074
United Kingdom - 20.4%
Aberdeen Asset Management PLC	6,794,490	25,990,392
Aegis Group PLC	10,808,930	25,277,332
Anglo American PLC (United Kingdom)	1,740,000	90,697,208
Aviva PLC	4,059,100	30,379,179
BAE Systems PLC	4,992,600	27,345,677
Barclays PLC	20,685,624	98,342,708
BP PLC sponsored ADR (d)	3,537,770	163,232,708
Centrica PLC	2,979,300	15,969,982
GlaxoSmithKline PLC sponsored ADR	2,705,600	118,126,496
HSBC Holdings PLC sponsored ADR	753,284	41,031,379
Imperial Tobacco Group PLC	842,307	29,645,271
International Power PLC	3,013,720	16,642,794
Kazakhmys PLC	249,000	5,735,669
Lloyds Banking Group PLC (a)	39,389,900	39,109,750
Next PLC	372,600	13,922,888
Prudential PLC	3,813,483	49,338,103
Rio Tinto PLC	583,600	42,583,835
Royal Dutch Shell PLC Class A sponsored ADR	3,806,500	294,927,618
Tesco PLC	2,379,003	16,036,620
Vedanta Resources PLC	949,600	36,879,426
Vodafone Group PLC sponsored ADR	5,238,100	152,533,472
Wolseley PLC	583,300	21,123,785
TOTAL UNITED KINGDOM		1,354,872,292
TOTAL COMMON STOCKS (Cost $5,641,223,403)		6,530,247,893
Nonconvertible Preferred Stocks - 1.0%

Germany - 0.2%
Volkswagen AG (d)	73,400	14,459,771
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - 0.8%
Fiat Industrial SpA (a)	1,434,000	$ 13,487,659
Fiat SpA (Risparmio Shares)	1,196,500	10,119,581
Telecom Italia SpA (Risparmio Shares) (d)	21,274,100	27,434,200
TOTAL ITALY		51,041,440
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $44,428,564)		65,501,211
Money Market Funds - 16.4%

Fidelity Cash Central Fund, 0.13% (b)	213,884,564	213,884,564
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	875,089,059	875,089,059
TOTAL MONEY MARKET FUNDS (Cost $1,088,973,623)		1,088,973,623
TOTAL INVESTMENT PORTFOLIO - 115.8% (Cost $6,774,625,590)		7,684,722,727
NET OTHER ASSETS (LIABILITIES) - (15.8)%		(1,046,699,114)
NET ASSETS - 100%		$ 6,638,023,613
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 47,328
Fidelity Securities Lending Cash Central Fund	2,449,076
Total	$ 2,496,404
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,354,872,292	$ 1,095,118,717	$ 259,753,575	$ -
Japan	1,142,135,775	-	1,142,135,775	-
France	665,117,787	665,117,787	-	-
Germany	505,635,298	505,635,298	-	-
Spain	424,763,260	424,763,260	-	-
Switzerland	317,591,589	317,591,589	-	-
Netherlands	266,982,467	184,615,580	82,366,887	-
Canada	219,411,971	219,411,971	-	-
Hong Kong	218,045,788	200,022,984	18,022,804	-
Other	1,481,192,877	1,315,076,997	166,115,880	-
Money Market Funds	1,088,973,623	1,088,973,623	-	-
Total Investments in Securities:	$ 7,684,722,727	$ 6,016,327,806	$ 1,668,394,921	$ -
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $6,804,041 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Value Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $838,877,325) - See accompanying schedule: Unaffiliated issuers (cost $5,685,651,967)	$ 6,595,749,104
Fidelity Central Funds (cost $1,088,973,623)	1,088,973,623
Total Investments (cost $6,774,625,590)		$ 7,684,722,727
Cash		37
Foreign currency held at value (cost $807,228)		810,172
Receivable for investments sold		65,641,715
Receivable for fund shares sold		7,786,174
Dividends receivable		34,762,916
Distributions receivable from Fidelity Central Funds		1,484,995
Prepaid expenses		4,725
Other receivables		103,014
Total assets		7,795,316,475

Liabilities
Payable for investments purchased	$ 277,204,182
Payable for fund shares redeemed	22,922
Accrued management fee	3,669,034
Other affiliated payables	903,177
Other payables and accrued expenses	404,488
Collateral on securities loaned, at value	875,089,059
Total liabilities		1,157,292,862

Net Assets		$ 6,638,023,613
Net Assets consist of:
Paid in capital		$ 5,669,118,666
Undistributed net investment income		57,673,049
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		904,796
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		910,327,102
Net Assets		$ 6,638,023,613

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Series International Value: Net Asset Value, offering price and redemption price per share ($5,148,778,024 ÷ 467,424,683 shares)	$ 11.02

Class F: Net Asset Value, offering price and redemption price per share ($1,489,245,589 ÷ 134,908,040 shares)	$ 11.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Value Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 119,695,150
Interest		329
Income from Fidelity Central Funds		2,496,404
Income before foreign taxes withheld		122,191,883
Less foreign taxes withheld		(7,569,027)
Total income		114,622,856

Expenses
Management fee Basic fee	$ 19,545,033
Performance adjustment	264,681
Transfer agent fees	4,663,436
Accounting and security lending fees	816,570
Custodian fees and expenses	427,399
Independent trustees' compensation	12,836
Registration fees	3,305
Audit	33,553
Legal	3,814
Miscellaneous	21,481
Total expenses before reductions	25,792,108
Expense reductions	(265,851)	25,526,257
Net investment income (loss)		89,096,599
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,051,650
Foreign currency transactions	64,597
Total net realized gain (loss)		35,116,247
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $703,748)	577,266,359
Assets and liabilities in foreign currencies	121,052
Total change in net unrealized appreciation (depreciation)		577,387,411
Net gain (loss)		612,503,658
Net increase (decrease) in net assets resulting from operations		$ 701,600,257

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	For the period December 3, 2009 (commencement of operations) to October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 89,096,599	$ 38,040,995
Net realized gain (loss)	35,116,247	(15,045,002)
Change in net unrealized appreciation (depreciation)	577,387,411	332,939,691
Net increase (decrease) in net assets resulting from operations	701,600,257	355,935,684
Distributions to shareholders from net investment income	(69,464,545)	-
Distributions to shareholders from net realized gain	(19,166,449)	-
Total distributions	(88,630,994)	-
Share transactions - net increase (decrease)	1,429,472,544	4,239,646,122
Total increase (decrease) in net assets	2,042,441,807	4,595,581,806

Net Assets
Beginning of period	4,595,581,806	-
End of period (including undistributed net investment income of $57,673,049 and undistributed net investment income of $38,040,995, respectively)	$ 6,638,023,613	$ 4,595,581,806

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series International Value

	Six months ended April 30, 2011	Period ended October 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.18
Net realized and unrealized gain (loss)	1.12	(.27) G
Total from investment operations	1.28	(.09)
Distributions from net investment income	(.13)	-
Distributions from net realized gain	(.04)	-
Total distributions	(.17)	-
Net asset value, end of period	$ 11.02	$ 9.91
Total Return B, C	13.11%	(.90)%
Ratios to Average Net Assets E, I
Expenses before reductions	.98% A	1.01% A
Expenses net of fee waivers, if any	.98% A	1.01% A
Expenses net of all reductions	.97% A	.99% A
Net investment income (loss)	3.18% A	2.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,148,778	$ 3,865,058
Portfolio turnover rate F	33% A	72% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period December 3, 2009 (commencement of operations) to October 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2011	Period ended October 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.20
Net realized and unrealized gain (loss)	1.12	(.27) G
Total from investment operations	1.29	(.07)
Distributions from net investment income	(.14)	-
Distributions from net realized gain	(.04)	-
Total distributions	(.18)	-
Net asset value, end of period	$ 11.04	$ 9.93
Total Return B, C	13.20%	(.70)%
Ratios to Average Net Assets E, I
Expenses before reductions	.77% A	.78% A
Expenses net of fee waivers, if any	.77% A	.78% A
Expenses net of all reductions	.76% A	.75% A
Net investment income (loss)	3.40% A	2.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,489,246	$ 730,524
Portfolio turnover rate F	33% A	72% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period December 3, 2009 (commencement of operations) to October 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Small Cap Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
Japan 19.6%
United Kingdom 16.1%
United States of America 14.3%
Canada 5.1%
Brazil 4.8%
Germany 3.3%
France 3.2%
Finland 3.0%
Italy 2.8%
Other 27.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
Japan 21.3%
United Kingdom 16.1%
United States of America 13.2%
Canada 5.0%
Brazil 3.8%
Germany 3.8%
South Africa 3.0%
France 3.0%
Finland 2.8%
Other 28.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.7	96.9
Short-Term Investments and Net Other Assets	3.3	3.1
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Azimut Holdings SpA (Italy, Capital Markets)	1.8	1.5
PriceSmart, Inc. (United States of America, Food & Staples Retailing)	1.7	1.5
Braskem SA Class A sponsored ADR (Brazil, Chemicals)	1.6	1.4
USS Co. Ltd. (Japan, Specialty Retail)	1.5	1.7
Serco Group PLC (United Kingdom, Commercial Services & Supplies)	1.4	1.4
Prosegur Compania de Seguridad SA (Reg.) (Spain, Commercial Services & Supplies)	1.3	1.4
Kobayashi Pharmaceutical Co. Ltd. (Japan, Personal Products)	1.3	1.7
Outotec OYJ (Finland, Construction & Engineering)	1.3	1.3
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.3	1.3
Niko Resources Ltd. (Canada, Oil, Gas & Consumable Fuels)	1.3	1.1
	14.5
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	23.0	21.1
Consumer Discretionary	17.5	16.8
Financials	17.2	19.6
Materials	10.9	10.6
Information Technology	8.9	8.3
Consumer Staples	8.3	8.7
Energy	5.7	5.2
Health Care	4.9	6.2
Utilities	0.3	0.4

Semiannual Report

Fidelity Series International Small Cap Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 1.0%
MAp Group unit	2,755,823	$ 8,914,192
OZ Minerals Ltd.	2,765,126	4,366,023
TOTAL AUSTRALIA		13,280,215
Austria - 2.0%
Andritz AG	159,762	16,496,138
Zumtobel AG	309,019	11,214,114
TOTAL AUSTRIA		27,710,252
Bailiwick of Guernsey - 0.9%
Resolution Ltd.	2,417,521	12,223,713
Bailiwick of Jersey - 1.1%
Informa PLC	1,518,163	10,567,260
Randgold Resources Ltd. sponsored ADR	58,800	5,090,316
TOTAL BAILIWICK OF JERSEY		15,657,576
Belgium - 1.3%
Gimv NV	111,600	7,398,914
Umicore SA (d)	184,281	10,570,261
TOTAL BELGIUM		17,969,175
Bermuda - 1.7%
Aquarius Platinum Ltd. (Australia)	1,070,691	5,787,883
Great Eagle Holdings Ltd.	1,321,000	4,694,591
Lazard Ltd. Class A	66,801	2,738,841
Trinity Ltd.	9,278,000	10,035,049
TOTAL BERMUDA		23,256,364
Brazil - 4.8%
Arezzo Industria e Comercio SA	232,000	3,596,568
Banco ABC Brasil SA	814,000	6,984,682
Banco Pine SA	326,600	2,821,136
BR Malls Participacoes SA	557,100	5,863,838
Braskem SA Class A sponsored ADR	743,700	22,184,571
Cia Hering SA	181,500	3,928,097
Iguatemi Empresa de Shopping Centers SA	138,700	3,570,425
Multiplan Empreendimentos Imobiliarios SA	329,400	6,856,830
Odontoprev SA	491,200	7,930,134
T4F Entretenimento SA	372,300	3,549,546
TOTAL BRAZIL		67,285,827
Canada - 5.1%
Agnico-Eagle Mines Ltd. (Canada)	72,600	5,058,442
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp.	290,800	$ 5,412,734
Fairfax Financial Holdings Ltd. (sub. vtg.)	20,700	8,360,078
Niko Resources Ltd.	208,600	17,627,703
Open Text Corp. (a)	102,800	6,297,736
Pan American Silver Corp.	161,500	5,826,920
Petrobank Energy & Resources Ltd.	481,700	10,193,039
Petrominerales Ltd.	143,350	5,486,422
Quadra FNX Mining Ltd. (a)	193,800	3,181,180
Tuscany International Drilling, Inc. (a)	1,447,300	2,309,928
Tuscany International Drilling, Inc. rights 5/31/11 (a)	538,700	865,473
TOTAL CANADA		70,619,655
Cayman Islands - 1.9%
China Lilang Ltd.	4,297,000	6,108,299
Intime Department Store Group Co. Ltd.	3,996,000	6,236,112
NVC Lighting Holdings Ltd.	6,677,000	3,550,727
Vantage Drilling Co. (a)	1,402,969	2,497,285
Wynn Macau Ltd.	2,097,600	7,467,989
TOTAL CAYMAN ISLANDS		25,860,412
Cyprus - 0.1%
AFI Development PLC GDR (Reg. S)	1,800,400	2,027,250
Denmark - 0.5%
William Demant Holding A/S (a)	77,664	7,240,557
Finland - 3.0%
Metso Corp.	126,800	7,775,589
Nokian Tyres PLC	294,100	15,246,732
Outotec OYJ (d)	295,600	18,735,290
TOTAL FINLAND		41,757,611
France - 3.2%
Audika SA	92,341	2,764,233
Laurent-Perrier Group	61,132	7,805,300
Remy Cointreau SA	116,910	9,635,017
Saft Groupe SA	281,749	12,937,125
Vetoquinol SA	73,805	3,104,687
Virbac SA	43,200	7,966,486
TOTAL FRANCE		44,212,848
Germany - 3.3%
alstria office REIT-AG	343,400	5,442,492
Bilfinger Berger AG	105,933	10,203,725
Common Stocks - continued
	Shares	Value
Germany - continued
CTS Eventim AG	168,388	$ 12,620,465
Fielmann AG	91,795	9,770,571
Software AG (Bearer) (d)	43,700	8,269,058
TOTAL GERMANY		46,306,311
Greece - 0.3%
Terna Energy SA	1,040,300	4,776,766
India - 0.7%
Apollo Tyres Ltd.	2,135,313	3,348,565
Jyothy Laboratories Ltd.	1,292,335	6,043,356
TOTAL INDIA		9,391,921
Ireland - 0.8%
James Hardie Industries NV CDI (a)	1,795,286	11,614,334
Israel - 0.9%
Azrieli Group	200,313	5,859,347
Ituran Location & Control Ltd.	381,399	6,201,548
TOTAL ISRAEL		12,060,895
Italy - 2.8%
Azimut Holdings SpA	1,947,473	24,894,071
Interpump Group SpA	1,582,117	14,294,933
TOTAL ITALY		39,189,004
Japan - 19.6%
Aozora Bank Ltd. (d)	3,268,000	7,078,041
Asahi Co. Ltd. (d)	190,100	3,924,861
Autobacs Seven Co. Ltd.	267,200	9,819,311
Daikoku Denki Co. Ltd.	443,500	5,163,598
Daikokutenbussan Co. Ltd.	279,100	9,120,558
FCC Co. Ltd.	479,200	11,282,137
GCA Savvian Group Corp. (a)(d)	3,613	6,286,158
Glory Ltd.	198,000	4,347,952
Goldcrest Co. Ltd.	194,230	3,236,280
Japan Steel Works Ltd.	838,000	6,767,275
Kamigumi Co. Ltd.	898,000	7,690,242
Kayaba Industry Co. Ltd.	607,000	5,049,009
Kobayashi Pharmaceutical Co. Ltd.	399,900	18,793,498
Kyoto Kimono Yuzen Co. Ltd.	271,700	2,964,249
Meiko Network Japan Co. Ltd.	19,400	177,123
Miraial Co. Ltd.	102,000	2,350,620
Nabtesco Corp. (d)	611,600	15,655,374
Common Stocks - continued
	Shares	Value
Japan - continued
Nachi-Fujikoshi Corp.	688,000	$ 3,843,630
Nagaileben Co. Ltd.	117,100	3,133,916
Nihon M&A Center, Inc.	1,301	6,926,806
Nihon Parkerizing Co. Ltd.	516,000	7,176,822
Nippon Seiki Co. Ltd.	327,000	3,790,970
Nippon Thompson Co. Ltd. (d)	1,698,000	12,636,955
Nitto Kohki Co. Ltd.	147,700	3,604,141
Obic Co. Ltd.	43,840	8,128,887
Osaka Securities Exchange Co. Ltd.	3,424	17,486,207
OSG Corp.	651,500	8,732,932
Seven Bank Ltd.	1,534	2,906,871
SHO-BOND Holdings Co. Ltd.	324,300	8,489,399
Shoei Co. Ltd.	217,100	1,683,244
The Nippon Synthetic Chemical Industry Co. Ltd.	1,010,000	6,407,896
THK Co. Ltd.	222,700	5,723,618
Tsumura & Co.	237,700	7,392,455
Tsutsumi Jewelry Co. Ltd.	106,300	2,651,992
USS Co. Ltd.	269,820	20,732,219
Yamatake Corp.	314,900	8,067,788
Yamato Kogyo Co. Ltd.	413,500	13,645,247
TOTAL JAPAN		272,868,281
Korea (South) - 0.7%
NCsoft Corp.	11,655	3,092,364
NHN Corp. (a)	32,253	6,414,375
TOTAL KOREA (SOUTH)		9,506,739
Luxembourg - 0.3%
GlobeOp Financial Services SA	593,400	4,301,875
Netherlands - 2.8%
Aalberts Industries NV (d)	527,000	13,332,518
ASM International NV unit (a)(d)	315,600	13,649,700
Heijmans NV unit	49,600	1,678,733
QIAGEN NV (a)(d)	483,100	10,323,847
TOTAL NETHERLANDS		38,984,798
Norway - 0.1%
Sevan Marine ASA (a)	2,382,400	1,683,826
Papua New Guinea - 0.2%
Oil Search Ltd.	387,391	2,994,658
Philippines - 0.3%
Jollibee Food Corp.	1,577,300	3,482,183
Common Stocks - continued
	Shares	Value
Portugal - 0.5%
Jeronimo Martins SGPS SA	416,400	$ 6,833,830
Singapore - 1.8%
Allgreen Properties Ltd.	9,105,000	8,777,338
Keppel Land Ltd.	1,596,000	5,437,131
Singapore Exchange Ltd.	442,000	2,816,552
Wing Tai Holdings Ltd.	5,715,000	7,376,905
TOTAL SINGAPORE		24,407,926
South Africa - 2.6%
African Rainbow Minerals Ltd.	335,527	10,910,534
Clicks Group Ltd.	1,690,729	11,299,411
JSE Ltd.	620,900	6,203,565
Mr Price Group Ltd.	773,900	7,917,196
TOTAL SOUTH AFRICA		36,330,706
Spain - 1.5%
Grifols SA	121,300	2,402,182
Prosegur Compania de Seguridad SA (Reg.)	311,800	19,050,824
TOTAL SPAIN		21,453,006
Sweden - 1.6%
Fagerhult AB	236,300	7,389,873
Intrum Justitia AB	511,400	7,742,715
Swedish Match Co. (d)	204,400	7,251,321
TOTAL SWEDEN		22,383,909
Switzerland - 0.9%
Bank Sarasin & Co. Ltd. Series B (Reg.)	293,456	12,889,473
Turkey - 1.3%
Albaraka Turk Katilim Bankasi AS	3,558,000	5,988,481
Bizim Toptan Satis Magazari AS	187,000	3,639,185
Coca-Cola Icecek AS	566,000	8,521,631
TOTAL TURKEY		18,149,297
United Kingdom - 16.1%
AMEC PLC	353,178	7,079,382
Babcock International Group PLC	984,000	10,527,729
Bellway PLC	657,600	7,766,077
Britvic PLC	1,449,100	9,912,261
Dechra Pharmaceuticals PLC	773,703	6,203,489
Derwent London PLC	213,700	6,393,234
Great Portland Estates PLC	1,445,800	10,169,836
Common Stocks - continued
	Shares	Value
United Kingdom - continued
H&T Group PLC	566,271	$ 2,913,369
InterContinental Hotel Group PLC ADR	453,300	9,995,265
Johnson Matthey PLC	302,400	10,117,733
Meggitt PLC	2,714,946	16,280,815
Micro Focus International PLC	1,031,400	6,400,390
Mothercare PLC	797,300	5,592,270
Persimmon PLC	661,800	5,340,529
Rotork PLC	194,900	5,583,371
Serco Group PLC	2,060,220	19,461,069
Shaftesbury PLC	1,452,900	12,450,121
Spectris PLC	521,714	12,923,916
Spirax-Sarco Engineering PLC	528,600	17,738,937
Ted Baker PLC	445,849	5,399,410
Ultra Electronics Holdings PLC	257,800	7,441,271
Unite Group PLC (a)	4,327,651	15,520,466
Victrex PLC	545,100	13,412,181
TOTAL UNITED KINGDOM		224,623,121
United States of America - 11.0%
Advanced Energy Industries, Inc. (a)	390,008	5,518,613
ANSYS, Inc. (a)	48,415	2,676,865
Autoliv, Inc.	128,500	10,296,705
Broadridge Financial Solutions, Inc.	131,595	3,058,268
Cymer, Inc. (a)	248,300	11,945,713
Dril-Quip, Inc. (a)	89,048	6,817,515
Evercore Partners, Inc. Class A	52,900	1,845,681
Greenhill & Co., Inc. (d)	39,200	2,312,800
ION Geophysical Corp. (a)	1,129,883	14,281,721
Juniper Networks, Inc. (a)	199,600	7,650,668
Kansas City Southern (a)	181,400	10,541,154
Lam Research Corp. (a)	57,600	2,782,656
Martin Marietta Materials, Inc. (d)	69,200	6,310,348
Mohawk Industries, Inc. (a)	262,562	15,764,222
Oceaneering International, Inc. (a)	73,200	6,399,144
PriceSmart, Inc.	561,499	23,380,818
ResMed, Inc. (a)(d)	367,600	11,722,764
Solera Holdings, Inc.	115,958	6,377,690
Solutia, Inc. (a)	137,800	3,631,030
TOTAL UNITED STATES OF AMERICA		153,314,375
TOTAL COMMON STOCKS (Cost $1,109,834,998)		1,346,648,689
Money Market Funds - 10.8%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	73,766,988	$ 73,766,988
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	77,175,625	77,175,625
TOTAL MONEY MARKET FUNDS (Cost $150,942,613)		150,942,613
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $1,260,777,611)		1,497,591,302
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(104,389,050)
NET ASSETS - 100%		$ 1,393,202,252
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,056
Fidelity Securities Lending Cash Central Fund	271,705
Total	$ 300,761
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 272,868,281	$ -	$ 272,868,281	$ -
United Kingdom	224,623,121	224,623,121	-	-
United States of America	153,314,375	153,314,375	-	-
Canada	70,619,655	70,619,655	-	-
Brazil	67,285,827	67,285,827	-	-
Germany	46,306,311	46,306,311	-	-
France	44,212,848	44,212,848	-	-
Finland	41,757,611	41,757,611	-	-
Italy	39,189,004	39,189,004	-	-
Other	386,471,656	386,471,656	-	-
Money Market Funds	150,942,613	150,942,613	-	-
Total Investments in Securities:	$ 1,497,591,302	$ 1,224,723,021	$ 272,868,281	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Small Cap Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $73,695,904) - See accompanying schedule: Unaffiliated issuers (cost $1,109,834,998)	$ 1,346,648,689
Fidelity Central Funds (cost $150,942,613)	150,942,613
Total Investments (cost $1,260,777,611)		$ 1,497,591,302
Foreign currency held at value (cost $2,311)		2,251
Receivable for fund shares sold		1,516,939
Dividends receivable		4,792,112
Distributions receivable from Fidelity Central Funds		118,076
Prepaid expenses		898
Other receivables		41,422
Total assets		1,504,063,000

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	32,528,468
Payable for fund shares redeemed	4,755
Accrued management fee	892,995
Other affiliated payables	200,717
Other payables and accrued expenses	58,187
Collateral on securities loaned, at value	77,175,625
Total liabilities		110,860,748

Net Assets		$ 1,393,202,252
Net Assets consist of:
Paid in capital		$ 1,146,652,627
Undistributed net investment income		4,672,379
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,000,070
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		236,877,176
Net Assets		$ 1,393,202,252

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Series International Small Cap: Net Asset Value, offering price and redemption price per share ($1,082,194,738 ÷ 83,608,731 shares)	$ 12.94

Class F: Net Asset Value, offering price and redemption price per share ($311,007,514 ÷ 23,978,869 shares)	$ 12.97

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Small Cap Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 10,970,873
Special dividends		5,957,561
Income from Fidelity Central Funds		300,761
Income before foreign taxes withheld		17,229,195
Less foreign taxes withheld		(791,334)
Total income		16,437,861

Expenses
Management fee Basic fee	$ 4,679,243
Performance adjustment	(52,987)
Transfer agent fees	912,063
Accounting and security lending fees	255,409
Custodian fees and expenses	130,833
Independent trustees' compensation	2,502
Registration fees	573
Audit	29,823
Legal	736
Miscellaneous	4,133
Total expenses before reductions	5,962,328
Expense reductions	(81,238)	5,881,090
Net investment income (loss)		10,556,771
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $5,538)	8,049,735
Foreign currency transactions	(384,598)
Total net realized gain (loss)		7,665,137
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $84,401)	140,268,519
Assets and liabilities in foreign currencies	5,495
Total change in net unrealized appreciation (depreciation)		140,274,014
Net gain (loss)		147,939,151
Net increase (decrease) in net assets resulting from operations		$ 158,495,922

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	For the period December 3, 2009 (commencement of operations) to October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,556,771	$ 2,308,288
Net realized gain (loss)	7,665,137	3,459,115
Change in net unrealized appreciation (depreciation)	140,274,014	96,603,162
Net increase (decrease) in net assets resulting from operations	158,495,922	102,370,565
Distributions to shareholders from net investment income	(8,192,680)	-
Distributions to shareholders from net realized gain	(6,124,182)	-
Total distributions	(14,316,862)	-
Share transactions - net increase (decrease)	416,696,447	729,956,180
Total increase (decrease) in net assets	560,875,507	832,326,745

Net Assets
Beginning of period	832,326,745	-
End of period (including undistributed net investment income of $4,672,379 and undistributed net investment income of $2,308,288, respectively)	$ 1,393,202,252	$ 832,326,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series International Small Cap

	Six months ended April 30, 2011	Period ended October 31,
	(Unaudited)	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11 I	.06
Net realized and unrealized gain (loss)	1.59	1.34
Total from investment operations	1.70	1.40
Distributions from net investment income	(.09)	-
Distributions from net realized gain	(.07)	-
Total distributions	(.16)	-
Net asset value, end of period	$ 12.94	$ 11.40
Total Return B, C	15.06%	14.00%
Ratios to Average Net Assets E, H
Expenses before reductions	1.13% A	1.21% A
Expenses net of fee waivers, if any	1.13% A	1.21% A
Expenses net of all reductions	1.12% A	1.18% A
Net investment income (loss)	1.89% A, I	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,082,195	$ 701,814
Portfolio turnover rate F	23% A	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 3, 2009 (commencement of operations) to October 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .80%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2011	Period ended October 31,
	(Unaudited)	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13 I	.09
Net realized and unrealized gain (loss)	1.58	1.34
Total from investment operations	1.71	1.43
Distributions from net investment income	(.10)	-
Distributions from net realized gain	(.07)	-
Total distributions	(.17)	-
Net asset value, end of period	$ 12.97	$ 11.43
Total Return B, C	15.15%	14.30%
Ratios to Average Net Assets E, H
Expenses before reductions	.93% A	.98% A
Expenses net of fee waivers, if any	.93% A	.98% A
Expenses net of all reductions	.91% A	.94% A
Net investment income (loss)	2.10% A, I	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 311,008	$ 130,513
Portfolio turnover rate F	23% A	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 3, 2009 (commencement of operations) to October 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Series International Growth Fund, Fidelity Series International Value Fund and Fidelity Series International Small Cap Fund (the Funds) are funds of Fidelity Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. Fidelity Series International Growth Fund offers Series International Growth shares and Class F shares, each of which has equal rights as to assets and voting privileges. Fidelity Series International Value Fund offers Series International Value shares and Class F shares, each of which has equal rights as to assets and voting privileges. Fidelity Series International Small Cap Fund offers Series International Small Cap shares and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions. Certain Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs) futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series International Value Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Series International Growth Fund	$ 6,001,945,498	$ 1,298,460,312	$ (59,349,973)	$ 1,239,110,339
Fidelity Series International Value Fund	6,785,560,880	1,004,464,300	(105,302,453)	899,161,847
Fidelity Series International Small Cap Fund	1,262,037,544	260,155,923	(24,602,165)	235,553,758

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Growth Fund	1,774,157,630	536,686,020
Fidelity Series International Value Fund	2,320,469,135	890,927,845
Fidelity Series International Small Cap Fund	511,719,419	120,114,538

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Fidelity Series International Growth Fund, Fidelity Series International Value Fund, Fidelity Series International Small Cap Fund is subject to a performance adjustment(up to a maximum ± .20% of each applicable Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each applicable Fund's relative investment performance of the retail class of each Fund as compared to an appropriate benchmark index. Each Fund's performance adjustment took effect in December 2010. Subsequent months will be added until the performance period includes 36 months. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

	Individual Rate	Group Rate	Total
Fidelity Series International Growth Fund	.45%	.26%	.74%
Fidelity Series International Value Fund	.45%	.26%	.72%
Fidelity Series International Small Cap Fund	.60%	.26%	.85%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Series International Growth Fund	Amount	% of Average Net Assets*
Series International Growth	$ 4,703,678.21
Fidelity Series International Value Fund
Series International Value	$ 4,663,436.21
Fidelity Series International Small Cap Fund
Series International Small Cap	$ 912,063.21

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series International Growth Fund	$ 4,330
Fidelity Series International Value Fund	481
Fidelity Series International Small Cap Fund	1,364

Semiannual Report

6. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Series International Growth Fund	$ 9,285
Fidelity Series International Value Fund	9,240
Fidelity Series International Small Cap Fund	1,802

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity as of and during the period was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM
Fidelity Series International Growth Fund	$ 2,021,808	$ -
Fidelity Series International Value Fund	2,449,076	234
Fidelity Series International Small Cap Fund	271,705	-

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Series International Growth Fund	$ 400,203	$ -
Fidelity Series International Value Fund	265,851	-
Fidelity Series International Small Cap Fund	81,113	125

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Period ended October 31, 2010 A
Fidelity Series International Growth Fund From net investment income
Series International Growth	$ 20,001,889	$ -
Class F	5,267,744	-
Total	$ 25,269,633	$ -
From net realized gain
Series International Growth	$ 3,829,643	$ -
Class F	860,344	-
Total	$ 4,689,987	$ -
Fidelity Series International Value Fund From net investment income
Series International Value	$ 55,879,024	$ -
Class F	13,585,521	-
Total	$ 69,464,545	$ -
From net realized gain
Series International Value	$ 15,652,284	$ -
Class F	3,514,165	-
Total	$ 19,166,449	$ -
Fidelity Series International Small Cap Fund From net investment income
Series International Small Cap	$ 6,519,818	$ -
Class F	1,672,862	-
Total	$ 8,192,680	$ -

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended April 30, 2011	Period ended October 31, 2010 A
From net realized gain
Series International Small Cap	$ 5,000,638	$ -
Class F	1,123,544	-
Total	$ 6,124,182	$ -

A Distributions are for the period December 3, 2009 (commencement of operations) to October 31, 2010.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Period ended October 31, 2010 A	Six months ended April 30, 2011	Period ended October 31, 2010 A
Fidelity Series International Growth Fund
Series International Growth
Shares sold	91,291,077	383,695,719	$ 1,032,309,692	$ 3,683,684,745
Reinvestment of distributions	2,139,059	-	23,831,532	-
Shares redeemed	(35,988,427)	(21,469,620)	(405,270,483)	(207,462,670)
Net increase (decrease)	57,441,709	362,226,099	$ 650,870,741	$ 3,476,222,075
Class F
Shares sold	55,675,941	68,259,971	$ 629,157,237	$ 663,568,900
Reinvestment of distributions	549,703	-	6,128,088	-
Shares redeemed	(3,330,923)	(49,565)	(38,172,911)	(474,637)
Net increase (decrease)	52,894,721	68,210,406	$ 597,112,414	$ 663,094,263
Fidelity Series International Value Fund
Series International Value
Shares sold	115,319,143	412,641,187	$ 1,190,449,093	$ 3,772,955,102
Reinvestment of distributions	7,268,202	-	71,531,308	-
Shares redeemed	(45,085,045)	(22,718,804)	(462,132,729)	(206,545,585)
Net increase (decrease)	77,502,300	389,922,383	$ 799,847,672	$ 3,566,409,517

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Period ended October 31, 2010 A	Six months ended April 30, 2011	Period ended October 31, 2010 A
Class F
Shares sold	64,490,045	73,576,238	$ 664,252,576	$ 673,595,109
Reinvestment of distributions	1,734,189	-	17,099,686	-
Shares redeemed	(4,854,096)	(38,336)	(51,727,390)	(358,504)
Net increase (decrease)	61,370,138	73,537,902	$ 629,624,872	$ 673,236,605
Fidelity Series International Small Cap Fund
Series International Small Cap
Shares sold	28,007,774	65,438,695	$ 337,037,140	$ 653,652,045
Reinvestment of distributions	981,018	-	11,520,456	-
Shares redeemed	(6,933,814)	(3,884,942)	(82,747,913)	(39,646,565)
Net increase (decrease)	22,054,978	61,553,753	$ 265,809,683	$ 614,005,480
Class F
Shares sold	12,958,352	11,440,459	$ 155,884,286	$ 116,123,150
Reinvestment of distributions	238,000	-	2,796,406	-
Shares redeemed	(640,429)	(17,513)	(7,793,928)	(172,450)
Net increase (decrease)	12,555,923	11,422,946	$ 150,886,764	$ 115,950,700

A Share transactions are for the period December 3, 2009 (commencement of operations) to October 31, 2010.

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

FIL Investments (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

GSV-S-SANN-0611
1.907946.101

Fidelity®
Total International Equity Fund

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.45%
Actual		$ 1,000.00	$ 1,122.40	$ 7.63
Hypothetical A		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,121.40	$ 8.94
Hypothetical A		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,118.60	$ 11.56
Hypothetical A		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,118.10	$ 11.55
Hypothetical A		$ 1,000.00	$ 1,013.88	$ 10.99
Total International Equity	1.20%
Actual		$ 1,000.00	$ 1,123.10	$ 6.32
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,123.40	$ 6.32
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom 16.4%
Japan 10.3%
United States of America 7.4%
Switzerland 5.6%
France 5.3%
Germany 5.2%
Brazil 4.4%
Korea (South) 3.6%
Spain 3.0%
Other 38.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom 15.7%
Japan 11.0%
United States of America 7.2%
Switzerland 6.4%
France 5.4%
Brazil 4.5%
Germany 4.4%
Spain 3.2%
Australia 3.1%
Other 39.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	97.6	97.8
Short-Term Investments and Net Other Assets	2.4	2.2
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.8	1.7
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	1.7	1.7
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.7	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.6
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.1	1.1
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	0.8
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	0.8
Anglo American PLC (United Kingdom) (United Kingdom, Metals & Mining)	0.9	0.8
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	0.9	0.5
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	0.9	0.8
	12.2
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	25.6
Materials	13.5	12.3
Consumer Discretionary	10.8	11.6
Industrials	11.3	10.0
Energy	10.0	8.9
Consumer Staples	8.8	8.8
Information Technology	7.7	7.0
Health Care	5.1	6.3
Telecommunication Services	3.7	4.1
Utilities	2.6	2.7

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 2.9%
Coca-Cola Amatil Ltd.	13,087	$ 171,338
Commonwealth Bank of Australia	1,947	114,665
CSL Ltd.	13,513	508,964
Extract Resources Ltd. (a)	57	418
Leighton Holdings Ltd.	7,350	195,679
Macquarie Group Ltd.	10,554	406,888
MAp Group unit	41,513	134,281
Newcrest Mining Ltd.	4,517	205,297
Newcrest Mining Ltd. sponsored ADR	5,884	268,958
OZ Minerals Ltd.	145,572	229,852
QBE Insurance Group Ltd.	5,052	103,644
Wesfarmers Ltd.	3,392	123,854
Westfield Group unit	36,630	362,286
Woolworths Ltd.	5,592	162,549
Worleyparsons Ltd.	10,444	347,564
TOTAL AUSTRALIA		3,336,237
Austria - 0.6%
Andritz AG	3,979	410,850
Erste Bank AG	1,300	65,700
Zumtobel AG	4,100	148,787
TOTAL AUSTRIA		625,337
Bailiwick of Guernsey - 0.3%
Resolution Ltd.	60,266	304,723
Bailiwick of Jersey - 0.9%
Informa PLC	34,479	239,993
Randgold Resources Ltd. sponsored ADR	3,830	331,563
United Business Media Ltd.	21,800	219,945
West China Cement Ltd. (a)	100,000	41,204
WPP PLC	11,720	153,519
TOTAL BAILIWICK OF JERSEY		986,224
Belgium - 1.4%
Anheuser-Busch InBev SA NV (d)	19,779	1,262,298
Gimv NV	370	24,530
Umicore SA	5,842	335,094
TOTAL BELGIUM		1,621,922
Bermuda - 1.1%
Alliance Oil Co. Ltd. (depositary receipt) (a)	2,100	41,628
Aquarius Platinum Ltd. (Australia)	3,060	16,542
Common Stocks - continued
	Shares	Value
Bermuda - continued
Central European Media Enterprises Ltd. Class A (a)	900	$ 20,619
Cheung Kong Infrastructure Holdings Ltd.	14,000	68,231
China Glass Holdings Ltd. (a)	20,000	11,589
China Yurun Food Group Ltd.	27,000	98,908
GP Investments Ltd. (depositary receipt) (a)	7,156	29,928
Great Eagle Holdings Ltd.	10,000	35,538
Lazard Ltd. Class A	4,020	164,820
Li & Fung Ltd.	50,000	255,591
Orient Overseas International Ltd.	9,000	68,720
Seadrill Ltd.	8,200	290,560
Trinity Ltd.	107,000	115,731
TOTAL BERMUDA		1,218,405
Brazil - 4.4%
Arezzo Industria e Comercio SA	1,200	18,603
Banco ABC Brasil SA	11,000	94,388
Banco Bradesco SA (PN) sponsored ADR	14,800	299,404
Banco do Brasil SA	12,111	223,160
Banco do Estado do Rio Grande do Sul SA	4,300	51,656
Banco Pine SA	1,200	10,365
Banco Santander (Brasil) SA ADR	9,400	109,134
BM&F Bovespa SA	22,700	170,398
BR Malls Participacoes SA	10,400	109,467
Brasil Foods SA	5,300	106,216
Braskem SA Class A sponsored ADR	15,230	454,311
Cia Hering SA	3,600	77,913
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	1,400	63,644
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	5,900	192,222
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	2,600	75,308
Cyrela Brazil Realty SA	6,500	68,210
Eletropaulo Metropolitana SA (PN-B)	4,200	102,244
Estacio Participacoes SA	1,900	27,776
Even Construtora e Incorporadora SA	4,700	25,841
Fibria Celulose SA sponsored ADR (a)	10,564	170,609
Iguatemi Empresa de Shopping Centers SA	4,500	115,839
Itau Unibanco Banco Multiplo SA sponsored ADR	24,527	582,516
Light SA	2,900	48,846
Marcopolo SA (PN)	4,400	19,689
Mills Estruturas e Servicos de Engenharia SA	1,000	13,666
Multiplan Empreendimentos Imobiliarios SA	9,900	206,080
Common Stocks - continued
	Shares	Value
Brazil - continued
Odontoprev SA	1,400	$ 22,602
OGX Petroleo e Gas Participacoes SA (a)	17,300	185,722
PDG Realty SA Empreendimentos e Participacoes	11,900	69,889
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	500	18,665
(PN) sponsored ADR (non-vtg.)	10,000	333,700
SLC Agricola SA	200	2,517
T4F Entretenimento SA	1,100	10,488
Tecnisa SA	3,200	25,099
Tegma Gestao Logistica	3,000	51,427
TIM Participacoes SA sponsored ADR (non-vtg.)	3,300	155,694
Ultrapar Participacoes SA	1,500	26,171
Vale SA (PN-A) sponsored ADR	16,900	505,310
Vivo Participacoes SA sponsored ADR	4,200	175,602
TOTAL BRAZIL		5,020,391
British Virgin Islands - 0.1%
Arcos Dorados Holdings, Inc.	1,400	30,842
Mail.ru Group Ltd.:
GDR (a)(e)	1,400	42,980
GDR (Reg. S) (a)	100	3,070
TOTAL BRITISH VIRGIN ISLANDS		76,892
Canada - 2.6%
Agnico-Eagle Mines Ltd. (Canada)	2,840	197,878
Carpathian Gold, Inc. (a)	3,000	1,379
Eldorado Gold Corp.	5,400	100,512
Fairfax Financial Holdings Ltd. (sub. vtg.)	325	131,257
First Quantum Minerals Ltd.	600	85,507
Goldcorp, Inc.	1,800	100,626
Kinross Gold Corp.	5,500	87,200
Niko Resources Ltd.	3,920	331,259
Open Text Corp. (a)	3,100	189,912
Pan American Silver Corp.	5,500	198,440
Petrobank Energy & Resources Ltd.	10,400	220,070
Petrominerales Ltd.	4,201	160,784
Power Corp. of Canada (sub. vtg.)	4,200	126,386
Quadra FNX Mining Ltd. (a)	600	9,849
SouthGobi Energy Resources Ltd. (a)	700	8,790
Suncor Energy, Inc.	4,500	207,425
The Toronto-Dominion Bank	4,300	372,324
Tuscany International Drilling, Inc. (a)	4,600	7,342
Common Stocks - continued
	Shares	Value
Canada - continued
Tuscany International Drilling, Inc. rights 5/31/11 (a)	1,900	$ 3,053
Uranium One, Inc.	34,000	141,592
Yamana Gold, Inc.	23,100	294,457
TOTAL CANADA		2,976,042
Cayman Islands - 1.4%
Belle International Holdings Ltd.	2,000	3,904
Central China Real Estate Ltd.	36,000	9,966
China High Speed Transmission Equipment Group Co. Ltd.	38,000	50,299
China Lilang Ltd.	75,000	106,614
China Shanshui Cement Group Ltd.	109,000	122,104
China ZhengTong Auto Services Holdings Ltd.	42,500	48,102
Country Garden Holdings Co. Ltd.	87,000	35,287
Eurasia Drilling Co. Ltd. GDR (Reg. S)	2,500	84,250
EVA Precision Industrial Holdings Ltd.	68,000	58,226
Gourmet Master Co. Ltd.	1,000	10,458
Hengdeli Holdings Ltd.	226,000	135,315
Intime Department Store Group Co. Ltd.	11,000	17,166
Kaisa Group Holdings Ltd. (a)	28,000	11,357
Kingboard Chemical Holdings Ltd.	18,000	98,618
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	3,700	39,738
NVC Lighting Holdings Ltd.	18,000	9,572
Sands China Ltd. (a)	53,200	149,332
Sany Heavy Equipment International Holdings Co. Ltd.	21,000	37,261
Shenguan Holdings Group Ltd.	36,000	47,838
SOHO China Ltd.	51,500	44,495
Spreadtrum Communications, Inc. ADR (a)	1,800	38,520
TPK Holdings Co.	2,000	59,683
Vantage Drilling Co. (a)	5,900	10,502
Wynn Macau Ltd.	94,800	337,512
Yingli Green Energy Holding Co. Ltd. ADR (a)	3,300	41,349
TOTAL CAYMAN ISLANDS		1,607,468
Chile - 0.2%
Banco Santander Chile sponsored ADR	2,000	183,180
Enersis SA sponsored ADR	800	17,088
TOTAL CHILE		200,268
China - 2.1%
Agricultural Bank China Ltd. (H Shares)	210,000	124,113
Anhui Expressway Co. Ltd. (H Shares)	28,000	23,435
Baidu.com, Inc. sponsored ADR (a)	2,615	388,380
Changyou.com Ltd. (A Shares) ADR (a)	900	40,788
Common Stocks - continued
	Shares	Value
China - continued
China Communications Construction Co. Ltd. (H Shares)	63,000	$ 58,163
China Communications Services Corp. Ltd. (H Shares)	94,000	57,371
China Construction Bank Corp. (H Shares)	337,000	318,502
China Merchants Bank Co. Ltd. (H Shares)	53,683	138,246
China Minsheng Banking Corp. Ltd. (H Shares)	99,500	95,448
China National Building Materials Co. Ltd. (H Shares)	20,000	42,131
China Oilfield Services Ltd. (H Shares)	26,000	51,422
Comba Telecom Systems Holdings Ltd.	16,000	19,963
Digital China Holdings Ltd. (H Shares)	31,000	60,273
Great Wall Motor Co. Ltd. (H Shares)	16,500	29,574
Guangzhou R&F Properties Co. Ltd. (H Shares)	24,800	33,785
Harbin Power Equipment Co. Ltd. (H Shares)	82,000	79,083
Industrial & Commercial Bank of China Ltd. (H Shares)	624,285	528,122
Nine Dragons Paper (Holdings) Ltd.	66,000	75,380
SINA Corp. (a)	500	67,375
Suning Appliance Chain Store Co. Ltd. (UBS Warrant Programme) warrants 1/7/14 (a)	9,500	19,085
Weichai Power Co. Ltd. (H Shares)	6,000	40,946
Yantai Changyu Pioneer Wine Co. (B Shares)	6,290	69,652
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,000	9,258
ZTE Corp. (H Shares)	13,200	47,505
TOTAL CHINA		2,418,000
Cyprus - 0.0%
AFI Development PLC GDR (Reg. S)	5,600	6,306
Czech Republic - 0.3%
Ceske Energeticke Zavody AS	2,500	143,356
Komercni Banka AS	500	131,869
TOTAL CZECH REPUBLIC		275,225
Denmark - 1.4%
Novo Nordisk A/S:
Series B	1,049	132,802
Series B sponsored ADR	7,300	929,947
Pandora A/S	2,800	126,128
Vestas Wind Systems A/S (a)	6,395	227,100
William Demant Holding A/S (a)	2,260	210,698
TOTAL DENMARK		1,626,675
Egypt - 0.1%
Commercial International Bank Ltd. sponsored GDR	14,909	71,712
Common Stocks - continued
	Shares	Value
Finland - 1.1%
Metso Corp.	5,850	$ 358,732
Nokian Tyres PLC	10,902	565,181
Outotec OYJ	5,612	355,692
TOTAL FINLAND		1,279,605
France - 5.3%
Alstom SA	9,643	641,245
Atos Origin SA (a)	2,800	172,551
Audika SA	1,000	29,935
AXA SA sponsored ADR	43,600	977,512
BNP Paribas SA	8,951	708,387
Christian Dior SA	1,700	272,830
Compagnie de St. Gobain	5,279	364,651
Danone	4,980	364,799
Laurent-Perrier Group	209	26,685
PPR SA	1,300	232,511
Remy Cointreau SA	2,852	235,045
Safran SA	11,814	458,471
Saft Groupe SA	829	38,065
Schneider Electric SA	863	152,498
Societe Generale Series A	11,110	743,159
Total SA sponsored ADR	3,400	218,382
Unibail-Rodamco	1,621	379,242
Vetoquinol SA	300	12,620
Virbac SA	130	23,973
TOTAL FRANCE		6,052,561
Georgia - 0.0%
Bank of Georgia GDR (Reg. S) (a)	1,900	36,670
Germany - 5.1%
Allianz AG sponsored ADR	9,100	143,325
alstria office REIT-AG	7,900	125,206
BASF AG	3,596	369,652
Bayer AG	2,072	182,148
Bayerische Motoren Werke AG (BMW)	4,062	383,079
Bilfinger Berger AG	342	32,942
CTS Eventim AG	627	46,993
Daimler AG (United States)	6,900	530,265
Deutsche Boerse AG	1,650	137,107
E.ON AG (d)	17,022	581,916
Fielmann AG	279	29,696
HeidelbergCement AG (d)	5,100	390,019
Common Stocks - continued
	Shares	Value
Germany - continued
Kabel Deutschland Holding AG (a)	1,286	$ 80,374
Linde AG	4,626	833,207
MAN SE	2,879	401,235
Metro AG	2,700	198,182
MTU Aero Engines Holdings AG	1,500	114,978
Munich Re Group	608	100,368
Siemens AG sponsored ADR	6,400	934,016
Software AG (Bearer)	153	28,951
Volkswagen AG	821	146,414
TOTAL GERMANY		5,790,073
Greece - 0.0%
Folli Follie Group (a)	600	11,331
Terna Energy SA	4,249	19,510
TOTAL GREECE		30,841
Hong Kong - 2.0%
China Insurance International Holdings Co. Ltd. (a)	6,800	18,694
China Overseas Land & Investment Ltd.	40,000	76,948
China Resources Power Holdings Co. Ltd.	80,000	147,303
CNOOC Ltd.	161,000	400,175
CNOOC Ltd. sponsored ADR	160	39,912
Giordano International Ltd.	18,000	13,002
Hong Kong Exchanges and Clearing Ltd.	14,900	339,966
Shanghai Industrial Holdings Ltd.	20,000	78,931
Sino-Ocean Land Holdings Ltd.	32,500	18,455
Swire Pacific Ltd. (A Shares)	26,500	404,684
Techtronic Industries Co. Ltd.	118,500	161,737
Wharf Holdings Ltd.	83,000	607,033
TOTAL HONG KONG		2,306,840
India - 1.1%
Adani Power Ltd. (a)	1,842	4,689
Apollo Tyres Ltd.	7,615	11,942
Aurobindo Pharma Ltd.	2,313	10,166
Bank of Baroda	13,632	285,624
Bharti Airtel Ltd.	11,903	102,220
Canara Bank	3,873	55,297
Grasim Industries Ltd.	285	16,584
Gujarat State Fertilizers & Chemicals Ltd.	1,251	10,554
Indian Overseas Bank	21,750	74,974
Infosys Technologies Ltd. sponsored ADR	600	39,108
Infrastructure Development Finance Co. Ltd.	19,708	64,706
Common Stocks - continued
	Shares	Value
India - continued
Jyothy Laboratories Ltd.	4,328	$ 20,239
Mahindra & Mahindra Financial Services Ltd.	2,801	46,320
Reliance Industries Ltd.	2,946	65,487
Shriram Transport Finance Co. Ltd.	3,079	53,913
Sintex Industries Ltd.	2,706	10,606
State Bank of India	2,638	167,180
Tata Consultancy Services Ltd.	6,957	183,243
Tata Motors Ltd. Class A	1,269	19,484
Tata Power Co. Ltd.	110	3,242
Thermax Ltd.	1,390	20,326
TOTAL INDIA		1,265,904
Indonesia - 1.2%
PT Astra International Tbk	22,500	147,522
PT Bank Mandiri (Persero) Tbk	126,500	105,614
PT Bank Rakyat Indonesia Tbk	605,000	455,658
PT Bank Tabungan Negara Tbk	187,000	37,339
PT Bumi Serpong Damai Tbk	211,400	22,710
PT Ciputra Development Tbk (a)	317,500	14,459
PT Delta Dunia Petroindo Tbk (a)	260,500	39,543
PT Indo Tambangraya Megah Tbk	7,500	40,986
PT Indocement Tunggal Prakarsa Tbk	13,000	25,806
PT Indofood Sukses Makmur Tbk	190,500	123,456
PT Indosat Tbk	36,500	22,802
PT Kalbe Farma Tbk	42,000	17,533
PT Semen Gresik (Persero) Tbk	127,500	141,435
PT Summarecon Agung Tbk	97,000	14,271
PT Tower Bersama Infrastructure Tbk	145,500	41,200
PT XL Axiata Tbk	108,500	86,151
TOTAL INDONESIA		1,336,485
Ireland - 0.6%
CRH PLC sponsored ADR (d)	15,604	389,320
James Hardie Industries NV sponsored ADR (a)	7,345	233,498
TOTAL IRELAND		622,818
Isle of Man - 0.0%
Bahamas Petroleum Co. PLC (a)	45,300	13,620
Israel - 0.4%
Azrieli Group	3,482	101,852
Ituran Location & Control Ltd.	1,161	18,878
Common Stocks - continued
	Shares	Value
Israel - continued
Orbotech Ltd. (a)	1,000	$ 12,820
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,700	260,661
TOTAL ISRAEL		394,211
Italy - 1.9%
Azimut Holdings SpA	24,907	318,380
ENI SpA	10,000	267,745
Fiat Industrial SpA (a)	17,200	255,531
Fiat SpA	14,400	153,677
Interpump Group SpA	16,925	152,923
Intesa Sanpaolo SpA	151,171	502,016
Saipem SpA	5,231	296,987
UniCredit SpA	83,901	215,988
TOTAL ITALY		2,163,247
Japan - 10.3%
ABC-Mart, Inc.	3,100	116,136
Aisin Seiki Co. Ltd.	6,600	232,765
Aozora Bank Ltd.	10,000	21,659
Asahi Co. Ltd.	600	12,388
Asahi Glass Co. Ltd.	25,000	317,369
Autobacs Seven Co. Ltd.	5,200	191,094
Canon, Inc.	4,900	230,725
Daikoku Denki Co. Ltd.	1,500	17,464
Daikokutenbussan Co. Ltd.	1,000	32,678
Denso Corp.	24,300	813,135
East Japan Railway Co.	2,000	111,147
Fanuc Ltd.	3,900	652,777
Fast Retailing Co. Ltd.	1,100	173,422
FCC Co. Ltd.	1,400	32,961
GCA Savvian Group Corp. (a)	11	19,139
Glory Ltd.	500	10,980
Goldcrest Co. Ltd.	540	8,998
Honda Motor Co. Ltd.	10,700	411,301
Japan Retail Fund Investment Corp.	154	248,943
Japan Steel Works Ltd.	30,000	242,265
Japan Tobacco, Inc.	19	73,831
JSR Corp.	5,300	111,488
Kamigumi Co. Ltd.	2,000	17,127
Kayaba Industry Co. Ltd.	8,000	66,544
Keyence Corp.	1,510	398,980
Kobayashi Pharmaceutical Co. Ltd.	4,300	202,081
Common Stocks - continued
	Shares	Value
Japan - continued
Kyoto Kimono Yuzen Co. Ltd.	1,000	$ 10,910
Meiko Network Japan Co. Ltd.	900	8,217
Miraial Co. Ltd.	300	6,914
Mitsubishi Corp.	23,600	640,134
Mitsubishi UFJ Financial Group, Inc.	58,600	281,221
Mitsui & Co. Ltd.	30,900	549,801
Nabtesco Corp.	2,000	51,195
Nachi-Fujikoshi Corp.	2,000	11,173
Nagaileben Co. Ltd.	400	10,705
Nihon M&A Center, Inc.	4	21,297
Nihon Parkerizing Co. Ltd.	2,000	27,817
Nippon Electric Glass Co. Ltd.	27,000	408,748
Nippon Seiki Co. Ltd.	2,000	23,186
Nippon Telegraph & Telephone Corp.	2,100	97,842
Nippon Thompson Co. Ltd.	17,000	126,518
Nitto Kohki Co. Ltd.	400	9,761
Obic Co. Ltd.	920	170,588
ORIX Corp.	3,530	346,763
Osaka Securities Exchange Co. Ltd.	39	199,171
OSG Corp.	2,000	26,809
Promise Co. Ltd.	6,050	51,648
Ricoh Co. Ltd.	7,000	77,239
Seven & i Holdings Co., Ltd.	4,300	108,201
Seven Bank Ltd.	4	7,580
SHO-BOND Holdings Co. Ltd.	4,200	109,946
Shoei Co. Ltd.	700	5,427
SOFTBANK CORP.	2,900	122,356
Sumitomo Corp.	19,000	262,070
Sumitomo Mitsui Financial Group, Inc.	21,600	670,854
The Nippon Synthetic Chemical Industry Co. Ltd.	3,000	19,033
THK Co. Ltd.	600	15,421
Tokio Marine Holdings, Inc.	5,300	148,246
Tokyo Electron Ltd.	6,900	399,420
Tokyo Gas Co. Ltd.	110,000	490,709
Toyota Motor Corp.	3,300	131,625
Tsumura & Co.	800	24,880
Tsutsumi Jewelry Co. Ltd.	400	9,979
Uni-Charm Corp.	5,100	201,985
USS Co. Ltd.	6,410	492,527
West Japan Railway Co.	28	102,096
Yamada Denki Co. Ltd.	1,880	132,065
Common Stocks - continued
	Shares	Value
Japan - continued
Yamatake Corp.	900	$ 23,058
Yamato Kogyo Co. Ltd.	8,700	287,095
TOTAL JAPAN		11,689,627
Kazakhstan - 0.1%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	4,000	90,600
Korea (South) - 3.6%
BS Financial Group, Inc. (a)	740	10,804
Celltrion, Inc.	585	20,093
Cheil Worldwide, Inc.	1,950	25,185
CJ CGV Co. Ltd.	710	18,572
CJ Corp.	1,249	94,449
Doosan Co. Ltd.	518	63,750
GS Holdings Corp.	1,568	131,339
Hanwha Corp.	670	30,851
Honam Petrochemical Corp.	350	123,818
Hotel Shilla Co.	1,350	33,292
Hynix Semiconductor, Inc.	3,900	123,369
Hyundai Department Store Co. Ltd.	584	85,810
Hyundai Engineering & Construction Co. Ltd.	1,051	88,428
Hyundai Fire & Marine Insurance Co. Ltd.	1,110	29,243
Hyundai Heavy Industries Co. Ltd.	468	234,328
Hyundai Mobis	427	143,466
Hyundai Motor Co.	1,380	318,362
Hyundai Steel Co.	916	116,590
Industrial Bank of Korea	7,610	146,360
Kia Motors Corp.	3,000	215,910
Korea Zinc Co. Ltd.	51	20,142
KT&G Corp.	1,593	94,521
LG Chemical Ltd.	461	228,666
LG Telecom Ltd.	3,470	21,142
LIG Non-Life Insurance Co. Ltd.	230	5,693
Lotte Samkang Co. Ltd.	53	16,121
Meritz Financial Holdings Co. (a)	1,590	7,759
Meritz Fire & Marine Insurance Co. Ltd.	4,749	54,668
NCsoft Corp.	37	9,817
NHN Corp. (a)	1,316	261,722
Nong Shim Co. Ltd.	107	24,985
OCI Co. Ltd.	273	163,519
Paradise Co. Ltd.	7,308	42,884
S&T Daewoo Co. Ltd.	210	6,122
Samsung Card Co. Ltd.	802	39,931
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Electronics Co. Ltd.	947	$ 791,456
Shinhan Financial Group Co. Ltd.	3,380	166,074
Shinhan Financial Group Co. Ltd. sponsored ADR	500	48,510
SK Chemicals Co. Ltd.	152	10,491
SKC Co. Ltd.	270	15,540
Sungwoo Hitech Co. Ltd.	1,492	30,231
TOTAL KOREA (SOUTH)		4,114,013
Lebanon - 0.0%
BLOM Bank SAL GDR	800	7,400
Luxembourg - 0.5%
ArcelorMittal SA:
(Netherlands)	2,449	90,508
Class A unit	7,000	259,490
Evraz Group SA GDR (a)	2,600	88,140
GlobeOp Financial Services SA	2,000	14,499
MHP SA GDR (Reg. S) (a)	200	3,700
Millicom International Cellular SA	800	86,672
TOTAL LUXEMBOURG		543,009
Malaysia - 0.1%
Axiata Group Bhd (a)	59,400	98,248
IJM Corp. Bhd	1,600	3,349
RHB Capital Bhd	13,000	38,879
TOTAL MALAYSIA		140,476
Mauritius - 0.0%
Golden Agri-Resources Ltd.	70,000	38,029
Mexico - 0.7%
America Movil SAB de CV Series L sponsored ADR	5,400	308,880
Cemex SA de CV sponsored ADR	6,940	60,239
Wal-Mart de Mexico SA de CV Series V	149,600	468,657
TOTAL MEXICO		837,776
Netherlands - 2.4%
Aalberts Industries NV	1,800	45,538
ASM International NV unit (a)	5,085	219,926
ASML Holding NV	6,200	258,912
Gemalto NV	4,360	223,480
Heijmans NV unit	810	27,415
ING Groep NV:
(Certificaten Van Aandelen) (a)	28,410	374,293
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV: - continued
sponsored ADR (a)	37,000	$ 488,030
Koninklijke KPN NV	31,366	497,812
Koninklijke Philips Electronics NV	5,400	159,943
QIAGEN NV (a)	11,300	241,481
Randstad Holdings NV	3,583	201,565
TOTAL NETHERLANDS		2,738,395
Nigeria - 0.1%
Diamond Bank PLC	147,520	6,296
Guaranty Trust Bank PLC GDR (Reg. S)	11,725	73,868
Guinness Nigeria PLC	6,394	8,476
TOTAL NIGERIA		88,640
Norway - 0.6%
Aker Solutions ASA	18,653	450,117
DnB NOR ASA	10,300	167,467
Sevan Marine ASA (a)	10,000	7,068
Telenor ASA	2,600	44,925
TOTAL NORWAY		669,577
Papua New Guinea - 0.0%
Oil Search Ltd.	1,112	8,596
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	5,000	208,350
Philippines - 0.0%
Jollibee Food Corp.	5,200	11,480
Megaworld Corp.	70,000	3,810
TOTAL PHILIPPINES		15,290
Poland - 0.1%
Lubelski Wegiel Bogdanka S.A. (a)	326	15,462
Polski Koncern Naftowy Orlen SA (a)	4,500	93,745
TOTAL POLAND		109,207
Portugal - 0.6%
Energias de Portugal SA	73,535	300,619
Jeronimo Martins SGPS SA	19,625	322,080
TOTAL PORTUGAL		622,699
Russia - 2.1%
Cherkizovo Group OJSC GDR (a)	2,018	39,342
Common Stocks - continued
	Shares	Value
Russia - continued
Lukoil Oil Co. sponsored ADR	3,500	$ 243,950
Magnit OJSC GDR (Reg. S)	3,600	100,800
Mechel Steel Group OAO sponsored ADR	8,300	237,131
OAO Gazprom sponsored ADR	44,916	766,267
OAO NOVATEK GDR	1,200	168,600
OAO Tatneft sponsored ADR	3,200	144,288
OAO TMK GDR (Reg. S) (a)	1,700	34,833
OJSC Oil Co. Rosneft GDR (Reg. S)	16,000	142,800
Polymetal JSC GDR (Reg. S) (a)	1,970	37,706
Sberbank (Savings Bank of the Russian Federation)	55,300	201,717
Sberbank (Savings Bank of the Russian Federation) GDR	250	99,703
Severstal JSC (a)	3,600	66,006
Uralkali JSC GDR (Reg. S)	2,253	94,558
TOTAL RUSSIA		2,377,701
Singapore - 1.3%
Allgreen Properties Ltd.	25,000	24,100
China Minzhong Food Corp. Ltd.	7,000	10,351
City Developments Ltd.	14,000	135,419
DBS Group Holdings Ltd.	7,226	88,432
GMG Global Ltd.	42,000	9,607
Keppel Corp. Ltd.	12,100	117,634
Keppel Land Ltd.	37,000	126,049
Singapore Exchange Ltd.	32,700	208,374
Straits Asia Resources Ltd.	18,000	43,381
United Overseas Bank Ltd.	28,943	463,920
Wing Tai Holdings Ltd.	83,000	107,136
Yangzijiang Shipbuilding Holdings Ltd.	7,000	10,351
Yanlord Land Group Ltd.	136,000	161,105
TOTAL SINGAPORE		1,505,859
Slovenia - 0.0%
Krka dd Novo mesto (a)	226	19,918
South Africa - 1.9%
Absa Group Ltd.	3,088	63,911
African Bank Investments Ltd.	23,300	135,854
African Rainbow Minerals Ltd.	13,569	441,231
Anglo Platinum Ltd.	800	81,233
AngloGold Ashanti Ltd.	2,400	122,150
AngloGold Ashanti Ltd. sponsored ADR	1,581	80,599
Clicks Group Ltd.	32,952	220,223
Exxaro Resources Ltd.	900	24,306
Common Stocks - continued
	Shares	Value
South Africa - continued
Foschini Ltd.	7,398	$ 102,038
Impala Platinum Holdings Ltd.	2,700	84,275
JSE Ltd.	16,800	167,853
Life Healthcare Group Holdings Ltd.	8,100	20,716
Mr Price Group Ltd.	27,783	284,227
MTN Group Ltd.	5,100	113,347
Sanlam Ltd.	17,800	76,308
Sasol Ltd.	1,700	98,180
Sasol Ltd. sponsored ADR	1,500	86,730
TOTAL SOUTH AFRICA		2,203,181
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	17,159	219,807
Banco Santander SA	17,030	217,489
Banco Santander SA sponsored ADR	66,612	825,989
Gestevision Telecinco SA	8,620	96,870
Grifols SA	346	6,852
Iberdrola SA	56,245	522,354
Inditex SA	3,842	344,519
International Consolidated Airlines Group SA (a)	24,600	97,881
Prosegur Compania de Seguridad SA (Reg.)	3,851	235,294
Red Electrica Corporacion SA	2,000	127,620
Telefonica SA sponsored ADR	27,320	736,547
TOTAL SPAIN		3,431,222
Sweden - 0.8%
Fagerhult AB	2,900	90,692
H&M Hennes & Mauritz AB (B Shares)	13,464	475,646
Intrum Justitia AB	1,800	27,252
Swedish Match Co.	5,500	195,119
Telefonaktiebolaget LM Ericsson (B Shares)	7,227	109,640
TOTAL SWEDEN		898,349
Switzerland - 5.6%
Bank Sarasin & Co. Ltd. Series B (Reg.)	1,007	44,230
Credit Suisse Group sponsored ADR	5,060	230,179
Lonza Group AG	1,534	131,742
Nestle SA	32,722	2,031,055
Novartis AG sponsored ADR	3,100	183,427
Roche Holding AG (participation certificate)	8,738	1,417,028
The Swatch Group AG:
(Bearer)	1,480	727,897
(Reg.)	189	16,767
Common Stocks - continued
	Shares	Value
Switzerland - continued
Transocean Ltd. (a)	5,420	$ 394,305
UBS AG (a)	5,363	107,309
UBS AG (NY Shares) (a)	10,500	210,000
Zurich Financial Services AG	3,013	846,280
TOTAL SWITZERLAND		6,340,219
Taiwan - 1.9%
Advanced Semiconductor Engineering, Inc.	33,999	39,756
Advanced Semiconductor Engineering, Inc. sponsored ADR	25,199	148,674
Catcher Technology Co. Ltd.	8,000	50,200
Chroma ATE, Inc.	14,150	46,616
Edison Opto Corp.	1,023	4,583
EVA Airways Corp. (a)	41,000	37,663
Formosa Chemicals & Fibre Corp.	29,000	116,768
Formosa Plastics Corp.	41,000	167,230
Fubon Financial Holding Co. Ltd.	118,846	174,012
Hon Hai Precision Industry Co. Ltd. (Foxconn)	80,858	305,843
HTC Corp.	5,300	240,195
Huaku Development Co. Ltd.	6,000	17,591
Kinsus Interconnect Technology Corp.	10,000	34,827
Ruentex Development Co. Ltd.	40,000	66,516
Siliconware Precision Industries Co. Ltd.	17,000	22,760
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,900	19,662
Synnex Technology International Corp.	5,000	12,742
Taishin Financial Holdings Co. Ltd.	248,180	145,785
Taiwan Cement Corp.	92,179	134,806
Taiwan Semiconductor Manufacturing Co. Ltd.	105,035	271,231
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	8,700	117,450
Yang Ming Marine Transport Corp. (a)	18,000	15,217
TOTAL TAIWAN		2,190,127
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	31,200	96,651
Asian Property Development PCL (For. Reg.)	122,300	25,803
PTT PCL (For. Reg.)	10,900	136,889
Siam Cement PCL (For. Reg.)	4,800	66,551
Siam Commercial Bank PCL (For. Reg.)	78,600	305,345
Total Access Communication PCL (For. Reg.)	200	338
TOTAL THAILAND		631,577
Turkey - 0.8%
Albaraka Turk Katilim Bankasi AS	11,000	18,514
Aygaz AS	5,000	37,147
Common Stocks - continued
	Shares	Value
Turkey - continued
Bizim Toptan Satis Magazari AS	500	$ 9,730
Coca-Cola Icecek AS	14,800	222,827
Tofas Turk Otomobil Fabrikasi AS	6,618	38,028
Turkcell Iletisim Hizmet AS sponsored ADR	6,142	90,902
Turkiye Garanti Bankasi AS	89,700	464,718
Turkiye Vakiflar Bankasi TAO	23,000	61,091
TOTAL TURKEY		942,957
United Kingdom - 16.4%
Aberdeen Asset Management PLC	43,266	165,502
Aegis Group PLC	73,264	171,332
AMEC PLC	1,226	24,575
Anglo American PLC (United Kingdom)	19,831	1,033,688
Aviva PLC	25,072	187,644
Babcock International Group PLC	25,400	271,752
BAE Systems PLC	32,100	175,819
Barclays PLC	138,403	657,990
Bellway PLC	2,028	23,950
BG Group PLC	41,161	1,054,363
BHP Billiton PLC ADR	23,300	1,961,394
BP PLC sponsored ADR	23,687	1,092,918
Britvic PLC	4,200	28,729
Centrica PLC	18,675	100,104
Dechra Pharmaceuticals PLC	2,300	18,441
Derwent London PLC	600	17,950
Fresnillo PLC	1,200	32,894
GlaxoSmithKline PLC sponsored ADR	23,400	1,021,644
Great Portland Estates PLC	4,372	30,753
H&T Group PLC	3,359	17,281
HSBC Holdings PLC:
(United Kingdom)	40,376	440,431
sponsored ADR	4,951	269,681
Imperial Tobacco Group PLC	10,935	384,861
InterContinental Hotel Group PLC ADR	17,040	375,732
International Power PLC	19,417	107,227
Johnson Matthey PLC	9,492	317,584
Kazakhmys PLC	1,700	39,159
Lloyds Banking Group PLC (a)	255,400	253,584
Meggitt PLC	7,752	46,487
Micro Focus International PLC	3,000	18,617
Mothercare PLC	12,399	86,967
Next PLC	2,200	82,207
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Persimmon PLC	2,137	$ 17,245
Prudential PLC	24,232	313,509
Reckitt Benckiser Group PLC	7,838	435,198
Rio Tinto PLC	6,696	488,590
Rio Tinto PLC sponsored ADR	10,960	802,382
Rolls-Royce Group PLC	21,952	235,229
Rolls-Royce Group PLC (C Shares)	2,107,392	3,520
Rotork PLC	600	17,188
Royal Dutch Shell PLC Class A sponsored ADR	25,200	1,952,496
Serco Group PLC	42,970	405,899
Shaftesbury PLC	32,433	277,923
Spectris PLC	1,556	38,545
Spirax-Sarco Engineering PLC	1,604	53,828
Standard Chartered PLC (United Kingdom)	25,121	696,152
Ted Baker PLC	2,175	26,340
Tesco PLC	97,903	659,954
Ultra Electronics Holdings PLC	700	20,205
Unite Group PLC (a)	38,602	138,440
Vedanta Resources PLC	5,900	229,137
Victrex PLC	6,018	148,073
Vodafone Group PLC sponsored ADR	35,000	1,019,200
Wolseley PLC	3,663	132,653
Xstrata PLC	2,900	73,704
TOTAL UNITED KINGDOM		18,696,670
United States of America - 4.7%
Advanced Energy Industries, Inc. (a)	1,173	16,598
Allergan, Inc.	2,300	182,988
ANSYS, Inc. (a)	200	11,058
Autoliv, Inc.	4,360	349,367
Berkshire Hathaway, Inc. Class B (a)	3,645	303,629
Broadridge Financial Solutions, Inc.	460	10,690
China Agritech, Inc. (a)	500	3,096
Cymer, Inc. (a)	3,000	144,330
Dril-Quip, Inc. (a)	290	22,202
eBay, Inc. (a)	5,464	187,962
Evercore Partners, Inc. Class A	400	13,956
Freeport-McMoRan Copper & Gold, Inc.	1,340	73,740
Google, Inc. Class A (a)	310	168,671
Greenhill & Co., Inc.	1,110	65,490
ION Geophysical Corp. (a)	20,771	262,545
JPMorgan Chase & Co.	3,663	167,143
Common Stocks - continued
	Shares	Value
United States of America - continued
Juniper Networks, Inc. (a)	16,610	$ 636,661
Kansas City Southern (a)	670	38,934
Lam Research Corp. (a)	2,240	108,214
Martin Marietta Materials, Inc.	1,430	130,402
Mead Johnson Nutrition Co. Class A	6,200	414,656
Mohawk Industries, Inc. (a)	3,840	230,554
Nuance Communications, Inc. (a)	4,851	100,416
Oceaneering International, Inc. (a)	200	17,484
Philip Morris International, Inc.	4,700	326,368
PriceSmart, Inc.	1,700	70,788
ResMed, Inc. (a)	6,880	219,403
Sohu.com, Inc. (a)	200	21,152
Solera Holdings, Inc.	342	18,810
Solutia, Inc. (a)	414	10,909
Union Pacific Corp.	3,600	372,492
Visa, Inc. Class A	7,901	617,226
TOTAL UNITED STATES OF AMERICA		5,317,934
TOTAL COMMON STOCKS (Cost $98,362,026)		110,142,100
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.1%
Volkswagen AG	500	98,500
Italy - 0.3%
Fiat Industrial SpA (a)	9,700	91,235
Fiat SpA (Risparmio Shares)	6,600	55,821
Telecom Italia SpA (Risparmio Shares)	132,600	170,995
TOTAL ITALY		318,051
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $345,011)		416,551
Investment Companies - 0.3%

United States of America - 0.3%
iShares MSCI ACWI ex US Index ETF (d) (Cost $357,583)	8,100	386,532
Money Market Funds - 2.5%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $2,878,225)	2,878,225	$ 2,878,225
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $101,942,845)		113,823,408
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(96,384)
NET ASSETS - 100%		$ 113,727,024
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,980 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 12,402
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 18,696,670	$ 16,354,922	$ 2,341,748	$ -
Japan	11,689,627	-	11,689,627	-
Switzerland	6,340,219	6,232,910	107,309	-
France	6,052,561	6,052,561	-	-
Germany	5,888,573	5,888,573	-	-
United States of America	5,317,934	5,314,838	-	3,096
Brazil	5,020,391	5,020,391	-	-
Korea (South)	4,114,013	4,106,254	-	7,759
Spain	3,431,222	3,431,222	-	-
Other	44,007,441	40,010,153	3,997,288	-
Investment Companies	386,532	386,532	-	-
Money Market Funds	2,878,225	2,878,225	-	-
Total Investments in Securities:	$ 113,823,408	$ 95,676,581	$ 18,135,972	$ 10,855
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(10,195)
Cost of Purchases	21,050
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 10,855
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (10,195)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $24,325,764 of which $8,618,800 and $15,706,964 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,769,300) - See accompanying schedule: Unaffiliated issuers (cost $99,064,620)	$ 110,945,183
Fidelity Central Funds (cost $2,878,225)	2,878,225
Total Investments (cost $101,942,845)		$ 113,823,408
Cash		2,291,730
Foreign currency held at value (cost $100,704)		101,257
Receivable for investments sold		1,099,798
Receivable for fund shares sold		764,565
Dividends receivable		536,344
Distributions receivable from Fidelity Central Funds		7,070
Prepaid expenses		63
Receivable from investment adviser for expense reductions		15,108
Other receivables		7,042
Total assets		118,646,385

Liabilities
Payable for investments purchased	$ 1,804,973
Payable for fund shares redeemed	63,639
Accrued management fee	61,800
Distribution and service plan fees payable	3,309
Other affiliated payables	25,512
Other payables and accrued expenses	81,903
Collateral on securities loaned, at value	2,878,225
Total liabilities		4,919,361

Net Assets		$ 113,727,024
Net Assets consist of:
Paid in capital		$ 124,620,342
Undistributed net investment income		673,839
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,453,643)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,886,486
Net Assets		$ 113,727,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,960,476 ÷ 732,397 shares)	$ 8.14

Maximum offering price per share (100/94.25 of $8.14)	$ 8.64
Class T: Net Asset Value and redemption price per share ($1,198,930 ÷ 145,976 shares)	$ 8.21

Maximum offering price per share (100/96.50 of $8.21)	$ 8.51
Class B: Net Asset Value and offering price per share ($338,187 ÷ 41,357 shares)A	$ 8.18

Class C: Net Asset Value and offering price per share ($1,666,742 ÷ 204,034 shares)A	$ 8.17

Total International Equity: Net Asset Value, offering price and redemption price per share ($104,354,148 ÷ 12,818,186 shares)	$ 8.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($208,541 ÷ 25,677 shares)	$ 8.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 1,554,812
Interest		1,083
Income from Fidelity Central Funds		12,402
Income before foreign taxes withheld		1,568,297
Less foreign taxes withheld		(110,406)
Total income		1,457,891

Expenses
Management fee Basic fee	$ 324,189
Performance adjustment	(12,570)
Transfer agent fees	117,173
Distribution and service plan fees	18,884
Accounting and security lending fees	23,802
Custodian fees and expenses	162,475
Independent trustees' compensation	210
Registration fees	37,949
Audit	41,971
Legal	133
Miscellaneous	355
Total expenses before reductions	714,571
Expense reductions	(159,543)	555,028
Net investment income (loss)		902,863
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,825,562
Foreign currency transactions	842
Total net realized gain (loss)		1,826,404
Change in net unrealized appreciation (depreciation) on: Investment securities	8,526,509
Assets and liabilities in foreign currencies	(1,725)
Total change in net unrealized appreciation (depreciation)		8,524,784
Net gain (loss)		10,351,188
Net increase (decrease) in net assets resulting from operations		$ 11,254,051

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 902,863	$ 773,945
Net realized gain (loss)	1,826,404	1,906,137
Change in net unrealized appreciation (depreciation)	8,524,784	5,447,726
Net increase (decrease) in net assets resulting from operations	11,254,051	8,127,808
Distributions to shareholders from net investment income	(953,041)	(411,223)
Distributions to shareholders from net realized gain	(220,294)	(169,935)
Total distributions	(1,173,335)	(581,158)
Share transactions - net increase (decrease)	35,006,955	18,410,630
Redemption fees	2,128	6,300
Total increase (decrease) in net assets	45,089,799	25,963,580

Net Assets
Beginning of period	68,637,225	42,673,645
End of period (including undistributed net investment income of $673,839 and undistributed net investment income of $724,017, respectively)	$ 113,727,024	$ 68,637,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 6.40	$ 4.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.08	.06	.11
Net realized and unrealized gain (loss)	.82	.95	1.55	(5.21)
Total from investment operations	.89	1.03	1.61	(5.10)
Distributions from net investment income	(.09)	(.04)	(.11)	-
Distributions from net realized gain	(.02)	(.03)	-	-
Total distributions	(.11)	(.07)	(.11)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 8.14	$ 7.36	$ 6.40	$ 4.90
Total Return B, C, D	12.24%	16.17%	33.87%	(51.00)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.80% A	2.02%	2.09%	2.00%
Expenses net of fee waivers, if any	1.45% A	1.50%	1.50%	1.50%
Expenses net of all reductions	1.42% A	1.47%	1.47%	1.48%
Net investment income (loss)	1.77% A	1.15%	1.13%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,960	$ 5,029	$ 3,727	$ 5,944
Portfolio turnover rate G	54% A	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.41	$ 6.40	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.06	.04	.09
Net realized and unrealized gain (loss)	.83	.95	1.57	(5.21)
Total from investment operations	.89	1.01	1.61	(5.12)
Distributions from net investment income	(.07)	-	(.09)	-
Distributions from net realized gain	(.02)	-	-	-
Total distributions	(.09)	-	(.09)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 8.21	$ 7.41	$ 6.40	$ 4.88
Total Return B, C, D	12.14%	15.78%	33.74%	(51.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.09% A	2.31%	2.34%	2.42%
Expenses net of fee waivers, if any	1.70% A	1.75%	1.75%	1.75%
Expenses net of all reductions	1.68% A	1.72%	1.72%	1.73%
Net investment income (loss)	1.52% A	.90%	.88%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,199	$ 1,004	$ 1,526	$ 2,567
Portfolio turnover rate G	54% A	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.37	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.03	.02	.05
Net realized and unrealized gain (loss)	.83	.95	1.56	(5.19)
Total from investment operations	.87	.98	1.58	(5.14)
Distributions from net investment income	(.04)	-	(.05)	-
Distributions from net realized gain	(.02)	-	-	-
Total distributions	(.06)	-	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 8.18	$ 7.37	$ 6.39	$ 4.86
Total Return B, C, D	11.86%	15.34%	32.95%	(51.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.59% A	2.81%	2.82%	2.92%
Expenses net of fee waivers, if any	2.20% A	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.22%	2.22%	2.24%
Net investment income (loss)	1.02% A	.40%	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 338	$ 327	$ 1,337	$ 2,505
Portfolio turnover rate G	54% A	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.03	.02	.05
Net realized and unrealized gain (loss)	.82	.94	1.56	(5.19)
Total from investment operations	.86	.97	1.58	(5.14)
Distributions from net investment income	(.03)	-	(.05)	-
Distributions from net realized gain	(.02)	-	-	-
Total distributions	(.05)	-	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 8.17	$ 7.36	$ 6.39	$ 4.86
Total Return B, C, D	11.81%	15.18%	33.10%	(51.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.59% A	2.80%	2.85%	2.92%
Expenses net of fee waivers, if any	2.20% A	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.22%	2.22%	2.23%
Net investment income (loss)	1.02% A	.40%	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,667	$ 1,423	$ 1,714	$ 2,787
Portfolio turnover rate G	54% A	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.37	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.09	.07	.13
Net realized and unrealized gain (loss)	.81	.96	1.55	(5.21)
Total from investment operations	.89	1.05	1.62	(5.08)
Distributions from net investment income	(.10)	(.06)	(.12)	(.01)
Distributions from net realized gain	(.02)	(.03)	-	-
Total distributions	(.12)	(.09)	(.12)	(.01)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 8.14	$ 7.37	$ 6.41	$ 4.91
Total Return B, C	12.31%	16.45%	34.23%	(50.87)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.52% A	1.79%	1.87%	1.89%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.25%	1.25%
Expenses net of all reductions	1.17% A	1.22%	1.22%	1.23%
Net investment income (loss)	2.02% A	1.40%	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,354	$ 60,826	$ 33,061	$ 23,226
Portfolio turnover rate F	54% A	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.35	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.10	.07	.13
Net realized and unrealized gain (loss)	.81	.95	1.55	(5.21)
Total from investment operations	.89	1.05	1.62	(5.08)
Distributions from net investment income	(.10)	(.08)	(.12)	(.01)
Distributions from net realized gain	(.02)	(.03)	-	-
Total distributions	(.12)	(.11)	(.12)	(.01)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 8.12	$ 7.35	$ 6.41	$ 4.91
Total Return B, C	12.34%	16.48%	34.23%	(50.87)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.57% A	1.82%	1.80%	1.91%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.25%	1.25%
Expenses net of all reductions	1.17% A	1.23%	1.22%	1.23%
Net investment income (loss)	2.02% A	1.40%	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 209	$ 28	$ 1,308	$ 2,733
Portfolio turnover rate F	54% A	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total International Equity and Institutional Class shares, each of which along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,228,035
Gross unrealized depreciation	(4,986,586)
Net unrealized appreciation (depreciation) on securities and other investments	$ 11,241,449

Tax cost	$ 102,581,959

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $57,655,632 and $24,158,005, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,852	$ 2,857
Class T	.25%	.25%	2,715	99
Class B	.75%	.25%	1,616	1,356
Class C	.75%	.25%	7,701	4,000
			$ 18,884	$ 8,312

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,321
Class T	264
Class B*	240
Class C*	119
$ 1,944

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 7,325.27
Class T	1,675.31
Class B	495.31
Class C	2,354.31
Total International Equity	105,153.25
Institutional Class	171.29
	$ 117,173

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $609 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $148 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12,402. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 9,567
Class T	1.70%	2,118
Class B	2.20%	629
Class C	2.20%	2,984
Total International Equity	1.20%	132,166
Institutional Class	1.20%	217
		$ 147,681

In addition, FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $1,529.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,333 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 61,018	$ 26,391
Class T	9,414	-
Class B	1,489	-
Class C	6,263	-
Total International Equity	873,279	382,451
Institutional Class	1,578	2,381
Total	$ 953,041	$ 411,223
From net realized gain
Class A	$ 16,196	$ 14,995
Class T	3,213	-
Class B	1,016	-
Class C	4,485	-
Total International Equity	195,026	154,214
Institutional Class	358	726
Total	$ 220,294	$ 169,935

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	144,635	443,125	$ 1,100,813	$ 2,924,922
Reinvestment of distributions	10,039	5,568	74,076	37,804
Shares redeemed	(105,797)	(347,260)	(801,661)	(2,296,503)
Net increase (decrease)	48,877	101,433	$ 373,228	$ 666,223
Class T
Shares sold	20,326	121,719	$ 155,365	$ 807,663
Reinvestment of distributions	1,678	-	12,524	-
Shares redeemed	(11,374)	(224,749)	(87,896)	(1,531,457)
Net increase (decrease)	10,630	(103,030)	$ 79,993	$ (723,794)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class B
Shares sold	1,458	30,066	$ 11,126	$ 198,826
Reinvestment of distributions	331	-	2,469	-
Shares redeemed	(4,849)	(194,792)	(36,637)	(1,332,260)
Net increase (decrease)	(3,060)	(164,726)	$ (23,042)	$ (1,133,434)
Class C
Shares sold	38,977	86,496	$ 296,805	$ 580,588
Reinvestment of distributions	1,425	-	10,610	-
Shares redeemed	(29,712)	(161,545)	(227,214)	(1,102,805)
Net increase (decrease)	10,690	(75,049)	$ 80,201	$ (522,217)
Total International Equity
Shares sold	6,506,599	6,833,012	$ 49,110,737	$ 45,955,028
Reinvestment of distributions	135,624	74,043	1,000,533	502,009
Shares redeemed	(2,081,880)	(3,806,841)	(15,781,451)	(24,965,317)
Net increase (decrease)	4,560,343	3,100,214	$ 34,329,819	$ 21,491,720
Institutional Class
Shares sold	22,500	377	$ 171,579	$ 2,481
Reinvestment of distributions	263	460	1,936	3,106
Shares redeemed	(913)	(201,123)	(6,759)	(1,373,455)
Net increase (decrease)	21,850	(200,286)	$ 166,756	$ (1,367,868)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

TIE-USAN-0611
1.912360.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Total International Equity
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011

Class A, Class T,
Class B, and Class C are
classes of Fidelity® Total
International Equity Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.45%
Actual		$ 1,000.00	$ 1,122.40	$ 7.63
Hypothetical A		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,121.40	$ 8.94
Hypothetical A		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,118.60	$ 11.56
Hypothetical A		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,118.10	$ 11.55
Hypothetical A		$ 1,000.00	$ 1,013.88	$ 10.99
Total International Equity	1.20%
Actual		$ 1,000.00	$ 1,123.10	$ 6.32
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,123.40	$ 6.32
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom 16.4%
Japan 10.3%
United States of America 7.4%
Switzerland 5.6%
France 5.3%
Germany 5.2%
Brazil 4.4%
Korea (South) 3.6%
Spain 3.0%
Other 38.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom 15.7%
Japan 11.0%
United States of America 7.2%
Switzerland 6.4%
France 5.4%
Brazil 4.5%
Germany 4.4%
Spain 3.2%
Australia 3.1%
Other 39.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	97.6	97.8
Short-Term Investments and Net Other Assets	2.4	2.2
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.8	1.7
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	1.7	1.7
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.7	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.6
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.1	1.1
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	0.8
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	0.8
Anglo American PLC (United Kingdom) (United Kingdom, Metals & Mining)	0.9	0.8
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	0.9	0.5
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	0.9	0.8
	12.2
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	25.6
Materials	13.5	12.3
Consumer Discretionary	10.8	11.6
Industrials	11.3	10.0
Energy	10.0	8.9
Consumer Staples	8.8	8.8
Information Technology	7.7	7.0
Health Care	5.1	6.3
Telecommunication Services	3.7	4.1
Utilities	2.6	2.7

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 2.9%
Coca-Cola Amatil Ltd.	13,087	$ 171,338
Commonwealth Bank of Australia	1,947	114,665
CSL Ltd.	13,513	508,964
Extract Resources Ltd. (a)	57	418
Leighton Holdings Ltd.	7,350	195,679
Macquarie Group Ltd.	10,554	406,888
MAp Group unit	41,513	134,281
Newcrest Mining Ltd.	4,517	205,297
Newcrest Mining Ltd. sponsored ADR	5,884	268,958
OZ Minerals Ltd.	145,572	229,852
QBE Insurance Group Ltd.	5,052	103,644
Wesfarmers Ltd.	3,392	123,854
Westfield Group unit	36,630	362,286
Woolworths Ltd.	5,592	162,549
Worleyparsons Ltd.	10,444	347,564
TOTAL AUSTRALIA		3,336,237
Austria - 0.6%
Andritz AG	3,979	410,850
Erste Bank AG	1,300	65,700
Zumtobel AG	4,100	148,787
TOTAL AUSTRIA		625,337
Bailiwick of Guernsey - 0.3%
Resolution Ltd.	60,266	304,723
Bailiwick of Jersey - 0.9%
Informa PLC	34,479	239,993
Randgold Resources Ltd. sponsored ADR	3,830	331,563
United Business Media Ltd.	21,800	219,945
West China Cement Ltd. (a)	100,000	41,204
WPP PLC	11,720	153,519
TOTAL BAILIWICK OF JERSEY		986,224
Belgium - 1.4%
Anheuser-Busch InBev SA NV (d)	19,779	1,262,298
Gimv NV	370	24,530
Umicore SA	5,842	335,094
TOTAL BELGIUM		1,621,922
Bermuda - 1.1%
Alliance Oil Co. Ltd. (depositary receipt) (a)	2,100	41,628
Aquarius Platinum Ltd. (Australia)	3,060	16,542
Common Stocks - continued
	Shares	Value
Bermuda - continued
Central European Media Enterprises Ltd. Class A (a)	900	$ 20,619
Cheung Kong Infrastructure Holdings Ltd.	14,000	68,231
China Glass Holdings Ltd. (a)	20,000	11,589
China Yurun Food Group Ltd.	27,000	98,908
GP Investments Ltd. (depositary receipt) (a)	7,156	29,928
Great Eagle Holdings Ltd.	10,000	35,538
Lazard Ltd. Class A	4,020	164,820
Li & Fung Ltd.	50,000	255,591
Orient Overseas International Ltd.	9,000	68,720
Seadrill Ltd.	8,200	290,560
Trinity Ltd.	107,000	115,731
TOTAL BERMUDA		1,218,405
Brazil - 4.4%
Arezzo Industria e Comercio SA	1,200	18,603
Banco ABC Brasil SA	11,000	94,388
Banco Bradesco SA (PN) sponsored ADR	14,800	299,404
Banco do Brasil SA	12,111	223,160
Banco do Estado do Rio Grande do Sul SA	4,300	51,656
Banco Pine SA	1,200	10,365
Banco Santander (Brasil) SA ADR	9,400	109,134
BM&F Bovespa SA	22,700	170,398
BR Malls Participacoes SA	10,400	109,467
Brasil Foods SA	5,300	106,216
Braskem SA Class A sponsored ADR	15,230	454,311
Cia Hering SA	3,600	77,913
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	1,400	63,644
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	5,900	192,222
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	2,600	75,308
Cyrela Brazil Realty SA	6,500	68,210
Eletropaulo Metropolitana SA (PN-B)	4,200	102,244
Estacio Participacoes SA	1,900	27,776
Even Construtora e Incorporadora SA	4,700	25,841
Fibria Celulose SA sponsored ADR (a)	10,564	170,609
Iguatemi Empresa de Shopping Centers SA	4,500	115,839
Itau Unibanco Banco Multiplo SA sponsored ADR	24,527	582,516
Light SA	2,900	48,846
Marcopolo SA (PN)	4,400	19,689
Mills Estruturas e Servicos de Engenharia SA	1,000	13,666
Multiplan Empreendimentos Imobiliarios SA	9,900	206,080
Common Stocks - continued
	Shares	Value
Brazil - continued
Odontoprev SA	1,400	$ 22,602
OGX Petroleo e Gas Participacoes SA (a)	17,300	185,722
PDG Realty SA Empreendimentos e Participacoes	11,900	69,889
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	500	18,665
(PN) sponsored ADR (non-vtg.)	10,000	333,700
SLC Agricola SA	200	2,517
T4F Entretenimento SA	1,100	10,488
Tecnisa SA	3,200	25,099
Tegma Gestao Logistica	3,000	51,427
TIM Participacoes SA sponsored ADR (non-vtg.)	3,300	155,694
Ultrapar Participacoes SA	1,500	26,171
Vale SA (PN-A) sponsored ADR	16,900	505,310
Vivo Participacoes SA sponsored ADR	4,200	175,602
TOTAL BRAZIL		5,020,391
British Virgin Islands - 0.1%
Arcos Dorados Holdings, Inc.	1,400	30,842
Mail.ru Group Ltd.:
GDR (a)(e)	1,400	42,980
GDR (Reg. S) (a)	100	3,070
TOTAL BRITISH VIRGIN ISLANDS		76,892
Canada - 2.6%
Agnico-Eagle Mines Ltd. (Canada)	2,840	197,878
Carpathian Gold, Inc. (a)	3,000	1,379
Eldorado Gold Corp.	5,400	100,512
Fairfax Financial Holdings Ltd. (sub. vtg.)	325	131,257
First Quantum Minerals Ltd.	600	85,507
Goldcorp, Inc.	1,800	100,626
Kinross Gold Corp.	5,500	87,200
Niko Resources Ltd.	3,920	331,259
Open Text Corp. (a)	3,100	189,912
Pan American Silver Corp.	5,500	198,440
Petrobank Energy & Resources Ltd.	10,400	220,070
Petrominerales Ltd.	4,201	160,784
Power Corp. of Canada (sub. vtg.)	4,200	126,386
Quadra FNX Mining Ltd. (a)	600	9,849
SouthGobi Energy Resources Ltd. (a)	700	8,790
Suncor Energy, Inc.	4,500	207,425
The Toronto-Dominion Bank	4,300	372,324
Tuscany International Drilling, Inc. (a)	4,600	7,342
Common Stocks - continued
	Shares	Value
Canada - continued
Tuscany International Drilling, Inc. rights 5/31/11 (a)	1,900	$ 3,053
Uranium One, Inc.	34,000	141,592
Yamana Gold, Inc.	23,100	294,457
TOTAL CANADA		2,976,042
Cayman Islands - 1.4%
Belle International Holdings Ltd.	2,000	3,904
Central China Real Estate Ltd.	36,000	9,966
China High Speed Transmission Equipment Group Co. Ltd.	38,000	50,299
China Lilang Ltd.	75,000	106,614
China Shanshui Cement Group Ltd.	109,000	122,104
China ZhengTong Auto Services Holdings Ltd.	42,500	48,102
Country Garden Holdings Co. Ltd.	87,000	35,287
Eurasia Drilling Co. Ltd. GDR (Reg. S)	2,500	84,250
EVA Precision Industrial Holdings Ltd.	68,000	58,226
Gourmet Master Co. Ltd.	1,000	10,458
Hengdeli Holdings Ltd.	226,000	135,315
Intime Department Store Group Co. Ltd.	11,000	17,166
Kaisa Group Holdings Ltd. (a)	28,000	11,357
Kingboard Chemical Holdings Ltd.	18,000	98,618
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	3,700	39,738
NVC Lighting Holdings Ltd.	18,000	9,572
Sands China Ltd. (a)	53,200	149,332
Sany Heavy Equipment International Holdings Co. Ltd.	21,000	37,261
Shenguan Holdings Group Ltd.	36,000	47,838
SOHO China Ltd.	51,500	44,495
Spreadtrum Communications, Inc. ADR (a)	1,800	38,520
TPK Holdings Co.	2,000	59,683
Vantage Drilling Co. (a)	5,900	10,502
Wynn Macau Ltd.	94,800	337,512
Yingli Green Energy Holding Co. Ltd. ADR (a)	3,300	41,349
TOTAL CAYMAN ISLANDS		1,607,468
Chile - 0.2%
Banco Santander Chile sponsored ADR	2,000	183,180
Enersis SA sponsored ADR	800	17,088
TOTAL CHILE		200,268
China - 2.1%
Agricultural Bank China Ltd. (H Shares)	210,000	124,113
Anhui Expressway Co. Ltd. (H Shares)	28,000	23,435
Baidu.com, Inc. sponsored ADR (a)	2,615	388,380
Changyou.com Ltd. (A Shares) ADR (a)	900	40,788
Common Stocks - continued
	Shares	Value
China - continued
China Communications Construction Co. Ltd. (H Shares)	63,000	$ 58,163
China Communications Services Corp. Ltd. (H Shares)	94,000	57,371
China Construction Bank Corp. (H Shares)	337,000	318,502
China Merchants Bank Co. Ltd. (H Shares)	53,683	138,246
China Minsheng Banking Corp. Ltd. (H Shares)	99,500	95,448
China National Building Materials Co. Ltd. (H Shares)	20,000	42,131
China Oilfield Services Ltd. (H Shares)	26,000	51,422
Comba Telecom Systems Holdings Ltd.	16,000	19,963
Digital China Holdings Ltd. (H Shares)	31,000	60,273
Great Wall Motor Co. Ltd. (H Shares)	16,500	29,574
Guangzhou R&F Properties Co. Ltd. (H Shares)	24,800	33,785
Harbin Power Equipment Co. Ltd. (H Shares)	82,000	79,083
Industrial & Commercial Bank of China Ltd. (H Shares)	624,285	528,122
Nine Dragons Paper (Holdings) Ltd.	66,000	75,380
SINA Corp. (a)	500	67,375
Suning Appliance Chain Store Co. Ltd. (UBS Warrant Programme) warrants 1/7/14 (a)	9,500	19,085
Weichai Power Co. Ltd. (H Shares)	6,000	40,946
Yantai Changyu Pioneer Wine Co. (B Shares)	6,290	69,652
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,000	9,258
ZTE Corp. (H Shares)	13,200	47,505
TOTAL CHINA		2,418,000
Cyprus - 0.0%
AFI Development PLC GDR (Reg. S)	5,600	6,306
Czech Republic - 0.3%
Ceske Energeticke Zavody AS	2,500	143,356
Komercni Banka AS	500	131,869
TOTAL CZECH REPUBLIC		275,225
Denmark - 1.4%
Novo Nordisk A/S:
Series B	1,049	132,802
Series B sponsored ADR	7,300	929,947
Pandora A/S	2,800	126,128
Vestas Wind Systems A/S (a)	6,395	227,100
William Demant Holding A/S (a)	2,260	210,698
TOTAL DENMARK		1,626,675
Egypt - 0.1%
Commercial International Bank Ltd. sponsored GDR	14,909	71,712
Common Stocks - continued
	Shares	Value
Finland - 1.1%
Metso Corp.	5,850	$ 358,732
Nokian Tyres PLC	10,902	565,181
Outotec OYJ	5,612	355,692
TOTAL FINLAND		1,279,605
France - 5.3%
Alstom SA	9,643	641,245
Atos Origin SA (a)	2,800	172,551
Audika SA	1,000	29,935
AXA SA sponsored ADR	43,600	977,512
BNP Paribas SA	8,951	708,387
Christian Dior SA	1,700	272,830
Compagnie de St. Gobain	5,279	364,651
Danone	4,980	364,799
Laurent-Perrier Group	209	26,685
PPR SA	1,300	232,511
Remy Cointreau SA	2,852	235,045
Safran SA	11,814	458,471
Saft Groupe SA	829	38,065
Schneider Electric SA	863	152,498
Societe Generale Series A	11,110	743,159
Total SA sponsored ADR	3,400	218,382
Unibail-Rodamco	1,621	379,242
Vetoquinol SA	300	12,620
Virbac SA	130	23,973
TOTAL FRANCE		6,052,561
Georgia - 0.0%
Bank of Georgia GDR (Reg. S) (a)	1,900	36,670
Germany - 5.1%
Allianz AG sponsored ADR	9,100	143,325
alstria office REIT-AG	7,900	125,206
BASF AG	3,596	369,652
Bayer AG	2,072	182,148
Bayerische Motoren Werke AG (BMW)	4,062	383,079
Bilfinger Berger AG	342	32,942
CTS Eventim AG	627	46,993
Daimler AG (United States)	6,900	530,265
Deutsche Boerse AG	1,650	137,107
E.ON AG (d)	17,022	581,916
Fielmann AG	279	29,696
HeidelbergCement AG (d)	5,100	390,019
Common Stocks - continued
	Shares	Value
Germany - continued
Kabel Deutschland Holding AG (a)	1,286	$ 80,374
Linde AG	4,626	833,207
MAN SE	2,879	401,235
Metro AG	2,700	198,182
MTU Aero Engines Holdings AG	1,500	114,978
Munich Re Group	608	100,368
Siemens AG sponsored ADR	6,400	934,016
Software AG (Bearer)	153	28,951
Volkswagen AG	821	146,414
TOTAL GERMANY		5,790,073
Greece - 0.0%
Folli Follie Group (a)	600	11,331
Terna Energy SA	4,249	19,510
TOTAL GREECE		30,841
Hong Kong - 2.0%
China Insurance International Holdings Co. Ltd. (a)	6,800	18,694
China Overseas Land & Investment Ltd.	40,000	76,948
China Resources Power Holdings Co. Ltd.	80,000	147,303
CNOOC Ltd.	161,000	400,175
CNOOC Ltd. sponsored ADR	160	39,912
Giordano International Ltd.	18,000	13,002
Hong Kong Exchanges and Clearing Ltd.	14,900	339,966
Shanghai Industrial Holdings Ltd.	20,000	78,931
Sino-Ocean Land Holdings Ltd.	32,500	18,455
Swire Pacific Ltd. (A Shares)	26,500	404,684
Techtronic Industries Co. Ltd.	118,500	161,737
Wharf Holdings Ltd.	83,000	607,033
TOTAL HONG KONG		2,306,840
India - 1.1%
Adani Power Ltd. (a)	1,842	4,689
Apollo Tyres Ltd.	7,615	11,942
Aurobindo Pharma Ltd.	2,313	10,166
Bank of Baroda	13,632	285,624
Bharti Airtel Ltd.	11,903	102,220
Canara Bank	3,873	55,297
Grasim Industries Ltd.	285	16,584
Gujarat State Fertilizers & Chemicals Ltd.	1,251	10,554
Indian Overseas Bank	21,750	74,974
Infosys Technologies Ltd. sponsored ADR	600	39,108
Infrastructure Development Finance Co. Ltd.	19,708	64,706
Common Stocks - continued
	Shares	Value
India - continued
Jyothy Laboratories Ltd.	4,328	$ 20,239
Mahindra & Mahindra Financial Services Ltd.	2,801	46,320
Reliance Industries Ltd.	2,946	65,487
Shriram Transport Finance Co. Ltd.	3,079	53,913
Sintex Industries Ltd.	2,706	10,606
State Bank of India	2,638	167,180
Tata Consultancy Services Ltd.	6,957	183,243
Tata Motors Ltd. Class A	1,269	19,484
Tata Power Co. Ltd.	110	3,242
Thermax Ltd.	1,390	20,326
TOTAL INDIA		1,265,904
Indonesia - 1.2%
PT Astra International Tbk	22,500	147,522
PT Bank Mandiri (Persero) Tbk	126,500	105,614
PT Bank Rakyat Indonesia Tbk	605,000	455,658
PT Bank Tabungan Negara Tbk	187,000	37,339
PT Bumi Serpong Damai Tbk	211,400	22,710
PT Ciputra Development Tbk (a)	317,500	14,459
PT Delta Dunia Petroindo Tbk (a)	260,500	39,543
PT Indo Tambangraya Megah Tbk	7,500	40,986
PT Indocement Tunggal Prakarsa Tbk	13,000	25,806
PT Indofood Sukses Makmur Tbk	190,500	123,456
PT Indosat Tbk	36,500	22,802
PT Kalbe Farma Tbk	42,000	17,533
PT Semen Gresik (Persero) Tbk	127,500	141,435
PT Summarecon Agung Tbk	97,000	14,271
PT Tower Bersama Infrastructure Tbk	145,500	41,200
PT XL Axiata Tbk	108,500	86,151
TOTAL INDONESIA		1,336,485
Ireland - 0.6%
CRH PLC sponsored ADR (d)	15,604	389,320
James Hardie Industries NV sponsored ADR (a)	7,345	233,498
TOTAL IRELAND		622,818
Isle of Man - 0.0%
Bahamas Petroleum Co. PLC (a)	45,300	13,620
Israel - 0.4%
Azrieli Group	3,482	101,852
Ituran Location & Control Ltd.	1,161	18,878
Common Stocks - continued
	Shares	Value
Israel - continued
Orbotech Ltd. (a)	1,000	$ 12,820
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,700	260,661
TOTAL ISRAEL		394,211
Italy - 1.9%
Azimut Holdings SpA	24,907	318,380
ENI SpA	10,000	267,745
Fiat Industrial SpA (a)	17,200	255,531
Fiat SpA	14,400	153,677
Interpump Group SpA	16,925	152,923
Intesa Sanpaolo SpA	151,171	502,016
Saipem SpA	5,231	296,987
UniCredit SpA	83,901	215,988
TOTAL ITALY		2,163,247
Japan - 10.3%
ABC-Mart, Inc.	3,100	116,136
Aisin Seiki Co. Ltd.	6,600	232,765
Aozora Bank Ltd.	10,000	21,659
Asahi Co. Ltd.	600	12,388
Asahi Glass Co. Ltd.	25,000	317,369
Autobacs Seven Co. Ltd.	5,200	191,094
Canon, Inc.	4,900	230,725
Daikoku Denki Co. Ltd.	1,500	17,464
Daikokutenbussan Co. Ltd.	1,000	32,678
Denso Corp.	24,300	813,135
East Japan Railway Co.	2,000	111,147
Fanuc Ltd.	3,900	652,777
Fast Retailing Co. Ltd.	1,100	173,422
FCC Co. Ltd.	1,400	32,961
GCA Savvian Group Corp. (a)	11	19,139
Glory Ltd.	500	10,980
Goldcrest Co. Ltd.	540	8,998
Honda Motor Co. Ltd.	10,700	411,301
Japan Retail Fund Investment Corp.	154	248,943
Japan Steel Works Ltd.	30,000	242,265
Japan Tobacco, Inc.	19	73,831
JSR Corp.	5,300	111,488
Kamigumi Co. Ltd.	2,000	17,127
Kayaba Industry Co. Ltd.	8,000	66,544
Keyence Corp.	1,510	398,980
Kobayashi Pharmaceutical Co. Ltd.	4,300	202,081
Common Stocks - continued
	Shares	Value
Japan - continued
Kyoto Kimono Yuzen Co. Ltd.	1,000	$ 10,910
Meiko Network Japan Co. Ltd.	900	8,217
Miraial Co. Ltd.	300	6,914
Mitsubishi Corp.	23,600	640,134
Mitsubishi UFJ Financial Group, Inc.	58,600	281,221
Mitsui & Co. Ltd.	30,900	549,801
Nabtesco Corp.	2,000	51,195
Nachi-Fujikoshi Corp.	2,000	11,173
Nagaileben Co. Ltd.	400	10,705
Nihon M&A Center, Inc.	4	21,297
Nihon Parkerizing Co. Ltd.	2,000	27,817
Nippon Electric Glass Co. Ltd.	27,000	408,748
Nippon Seiki Co. Ltd.	2,000	23,186
Nippon Telegraph & Telephone Corp.	2,100	97,842
Nippon Thompson Co. Ltd.	17,000	126,518
Nitto Kohki Co. Ltd.	400	9,761
Obic Co. Ltd.	920	170,588
ORIX Corp.	3,530	346,763
Osaka Securities Exchange Co. Ltd.	39	199,171
OSG Corp.	2,000	26,809
Promise Co. Ltd.	6,050	51,648
Ricoh Co. Ltd.	7,000	77,239
Seven & i Holdings Co., Ltd.	4,300	108,201
Seven Bank Ltd.	4	7,580
SHO-BOND Holdings Co. Ltd.	4,200	109,946
Shoei Co. Ltd.	700	5,427
SOFTBANK CORP.	2,900	122,356
Sumitomo Corp.	19,000	262,070
Sumitomo Mitsui Financial Group, Inc.	21,600	670,854
The Nippon Synthetic Chemical Industry Co. Ltd.	3,000	19,033
THK Co. Ltd.	600	15,421
Tokio Marine Holdings, Inc.	5,300	148,246
Tokyo Electron Ltd.	6,900	399,420
Tokyo Gas Co. Ltd.	110,000	490,709
Toyota Motor Corp.	3,300	131,625
Tsumura & Co.	800	24,880
Tsutsumi Jewelry Co. Ltd.	400	9,979
Uni-Charm Corp.	5,100	201,985
USS Co. Ltd.	6,410	492,527
West Japan Railway Co.	28	102,096
Yamada Denki Co. Ltd.	1,880	132,065
Common Stocks - continued
	Shares	Value
Japan - continued
Yamatake Corp.	900	$ 23,058
Yamato Kogyo Co. Ltd.	8,700	287,095
TOTAL JAPAN		11,689,627
Kazakhstan - 0.1%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	4,000	90,600
Korea (South) - 3.6%
BS Financial Group, Inc. (a)	740	10,804
Celltrion, Inc.	585	20,093
Cheil Worldwide, Inc.	1,950	25,185
CJ CGV Co. Ltd.	710	18,572
CJ Corp.	1,249	94,449
Doosan Co. Ltd.	518	63,750
GS Holdings Corp.	1,568	131,339
Hanwha Corp.	670	30,851
Honam Petrochemical Corp.	350	123,818
Hotel Shilla Co.	1,350	33,292
Hynix Semiconductor, Inc.	3,900	123,369
Hyundai Department Store Co. Ltd.	584	85,810
Hyundai Engineering & Construction Co. Ltd.	1,051	88,428
Hyundai Fire & Marine Insurance Co. Ltd.	1,110	29,243
Hyundai Heavy Industries Co. Ltd.	468	234,328
Hyundai Mobis	427	143,466
Hyundai Motor Co.	1,380	318,362
Hyundai Steel Co.	916	116,590
Industrial Bank of Korea	7,610	146,360
Kia Motors Corp.	3,000	215,910
Korea Zinc Co. Ltd.	51	20,142
KT&G Corp.	1,593	94,521
LG Chemical Ltd.	461	228,666
LG Telecom Ltd.	3,470	21,142
LIG Non-Life Insurance Co. Ltd.	230	5,693
Lotte Samkang Co. Ltd.	53	16,121
Meritz Financial Holdings Co. (a)	1,590	7,759
Meritz Fire & Marine Insurance Co. Ltd.	4,749	54,668
NCsoft Corp.	37	9,817
NHN Corp. (a)	1,316	261,722
Nong Shim Co. Ltd.	107	24,985
OCI Co. Ltd.	273	163,519
Paradise Co. Ltd.	7,308	42,884
S&T Daewoo Co. Ltd.	210	6,122
Samsung Card Co. Ltd.	802	39,931
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Electronics Co. Ltd.	947	$ 791,456
Shinhan Financial Group Co. Ltd.	3,380	166,074
Shinhan Financial Group Co. Ltd. sponsored ADR	500	48,510
SK Chemicals Co. Ltd.	152	10,491
SKC Co. Ltd.	270	15,540
Sungwoo Hitech Co. Ltd.	1,492	30,231
TOTAL KOREA (SOUTH)		4,114,013
Lebanon - 0.0%
BLOM Bank SAL GDR	800	7,400
Luxembourg - 0.5%
ArcelorMittal SA:
(Netherlands)	2,449	90,508
Class A unit	7,000	259,490
Evraz Group SA GDR (a)	2,600	88,140
GlobeOp Financial Services SA	2,000	14,499
MHP SA GDR (Reg. S) (a)	200	3,700
Millicom International Cellular SA	800	86,672
TOTAL LUXEMBOURG		543,009
Malaysia - 0.1%
Axiata Group Bhd (a)	59,400	98,248
IJM Corp. Bhd	1,600	3,349
RHB Capital Bhd	13,000	38,879
TOTAL MALAYSIA		140,476
Mauritius - 0.0%
Golden Agri-Resources Ltd.	70,000	38,029
Mexico - 0.7%
America Movil SAB de CV Series L sponsored ADR	5,400	308,880
Cemex SA de CV sponsored ADR	6,940	60,239
Wal-Mart de Mexico SA de CV Series V	149,600	468,657
TOTAL MEXICO		837,776
Netherlands - 2.4%
Aalberts Industries NV	1,800	45,538
ASM International NV unit (a)	5,085	219,926
ASML Holding NV	6,200	258,912
Gemalto NV	4,360	223,480
Heijmans NV unit	810	27,415
ING Groep NV:
(Certificaten Van Aandelen) (a)	28,410	374,293
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV: - continued
sponsored ADR (a)	37,000	$ 488,030
Koninklijke KPN NV	31,366	497,812
Koninklijke Philips Electronics NV	5,400	159,943
QIAGEN NV (a)	11,300	241,481
Randstad Holdings NV	3,583	201,565
TOTAL NETHERLANDS		2,738,395
Nigeria - 0.1%
Diamond Bank PLC	147,520	6,296
Guaranty Trust Bank PLC GDR (Reg. S)	11,725	73,868
Guinness Nigeria PLC	6,394	8,476
TOTAL NIGERIA		88,640
Norway - 0.6%
Aker Solutions ASA	18,653	450,117
DnB NOR ASA	10,300	167,467
Sevan Marine ASA (a)	10,000	7,068
Telenor ASA	2,600	44,925
TOTAL NORWAY		669,577
Papua New Guinea - 0.0%
Oil Search Ltd.	1,112	8,596
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	5,000	208,350
Philippines - 0.0%
Jollibee Food Corp.	5,200	11,480
Megaworld Corp.	70,000	3,810
TOTAL PHILIPPINES		15,290
Poland - 0.1%
Lubelski Wegiel Bogdanka S.A. (a)	326	15,462
Polski Koncern Naftowy Orlen SA (a)	4,500	93,745
TOTAL POLAND		109,207
Portugal - 0.6%
Energias de Portugal SA	73,535	300,619
Jeronimo Martins SGPS SA	19,625	322,080
TOTAL PORTUGAL		622,699
Russia - 2.1%
Cherkizovo Group OJSC GDR (a)	2,018	39,342
Common Stocks - continued
	Shares	Value
Russia - continued
Lukoil Oil Co. sponsored ADR	3,500	$ 243,950
Magnit OJSC GDR (Reg. S)	3,600	100,800
Mechel Steel Group OAO sponsored ADR	8,300	237,131
OAO Gazprom sponsored ADR	44,916	766,267
OAO NOVATEK GDR	1,200	168,600
OAO Tatneft sponsored ADR	3,200	144,288
OAO TMK GDR (Reg. S) (a)	1,700	34,833
OJSC Oil Co. Rosneft GDR (Reg. S)	16,000	142,800
Polymetal JSC GDR (Reg. S) (a)	1,970	37,706
Sberbank (Savings Bank of the Russian Federation)	55,300	201,717
Sberbank (Savings Bank of the Russian Federation) GDR	250	99,703
Severstal JSC (a)	3,600	66,006
Uralkali JSC GDR (Reg. S)	2,253	94,558
TOTAL RUSSIA		2,377,701
Singapore - 1.3%
Allgreen Properties Ltd.	25,000	24,100
China Minzhong Food Corp. Ltd.	7,000	10,351
City Developments Ltd.	14,000	135,419
DBS Group Holdings Ltd.	7,226	88,432
GMG Global Ltd.	42,000	9,607
Keppel Corp. Ltd.	12,100	117,634
Keppel Land Ltd.	37,000	126,049
Singapore Exchange Ltd.	32,700	208,374
Straits Asia Resources Ltd.	18,000	43,381
United Overseas Bank Ltd.	28,943	463,920
Wing Tai Holdings Ltd.	83,000	107,136
Yangzijiang Shipbuilding Holdings Ltd.	7,000	10,351
Yanlord Land Group Ltd.	136,000	161,105
TOTAL SINGAPORE		1,505,859
Slovenia - 0.0%
Krka dd Novo mesto (a)	226	19,918
South Africa - 1.9%
Absa Group Ltd.	3,088	63,911
African Bank Investments Ltd.	23,300	135,854
African Rainbow Minerals Ltd.	13,569	441,231
Anglo Platinum Ltd.	800	81,233
AngloGold Ashanti Ltd.	2,400	122,150
AngloGold Ashanti Ltd. sponsored ADR	1,581	80,599
Clicks Group Ltd.	32,952	220,223
Exxaro Resources Ltd.	900	24,306
Common Stocks - continued
	Shares	Value
South Africa - continued
Foschini Ltd.	7,398	$ 102,038
Impala Platinum Holdings Ltd.	2,700	84,275
JSE Ltd.	16,800	167,853
Life Healthcare Group Holdings Ltd.	8,100	20,716
Mr Price Group Ltd.	27,783	284,227
MTN Group Ltd.	5,100	113,347
Sanlam Ltd.	17,800	76,308
Sasol Ltd.	1,700	98,180
Sasol Ltd. sponsored ADR	1,500	86,730
TOTAL SOUTH AFRICA		2,203,181
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	17,159	219,807
Banco Santander SA	17,030	217,489
Banco Santander SA sponsored ADR	66,612	825,989
Gestevision Telecinco SA	8,620	96,870
Grifols SA	346	6,852
Iberdrola SA	56,245	522,354
Inditex SA	3,842	344,519
International Consolidated Airlines Group SA (a)	24,600	97,881
Prosegur Compania de Seguridad SA (Reg.)	3,851	235,294
Red Electrica Corporacion SA	2,000	127,620
Telefonica SA sponsored ADR	27,320	736,547
TOTAL SPAIN		3,431,222
Sweden - 0.8%
Fagerhult AB	2,900	90,692
H&M Hennes & Mauritz AB (B Shares)	13,464	475,646
Intrum Justitia AB	1,800	27,252
Swedish Match Co.	5,500	195,119
Telefonaktiebolaget LM Ericsson (B Shares)	7,227	109,640
TOTAL SWEDEN		898,349
Switzerland - 5.6%
Bank Sarasin & Co. Ltd. Series B (Reg.)	1,007	44,230
Credit Suisse Group sponsored ADR	5,060	230,179
Lonza Group AG	1,534	131,742
Nestle SA	32,722	2,031,055
Novartis AG sponsored ADR	3,100	183,427
Roche Holding AG (participation certificate)	8,738	1,417,028
The Swatch Group AG:
(Bearer)	1,480	727,897
(Reg.)	189	16,767
Common Stocks - continued
	Shares	Value
Switzerland - continued
Transocean Ltd. (a)	5,420	$ 394,305
UBS AG (a)	5,363	107,309
UBS AG (NY Shares) (a)	10,500	210,000
Zurich Financial Services AG	3,013	846,280
TOTAL SWITZERLAND		6,340,219
Taiwan - 1.9%
Advanced Semiconductor Engineering, Inc.	33,999	39,756
Advanced Semiconductor Engineering, Inc. sponsored ADR	25,199	148,674
Catcher Technology Co. Ltd.	8,000	50,200
Chroma ATE, Inc.	14,150	46,616
Edison Opto Corp.	1,023	4,583
EVA Airways Corp. (a)	41,000	37,663
Formosa Chemicals & Fibre Corp.	29,000	116,768
Formosa Plastics Corp.	41,000	167,230
Fubon Financial Holding Co. Ltd.	118,846	174,012
Hon Hai Precision Industry Co. Ltd. (Foxconn)	80,858	305,843
HTC Corp.	5,300	240,195
Huaku Development Co. Ltd.	6,000	17,591
Kinsus Interconnect Technology Corp.	10,000	34,827
Ruentex Development Co. Ltd.	40,000	66,516
Siliconware Precision Industries Co. Ltd.	17,000	22,760
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,900	19,662
Synnex Technology International Corp.	5,000	12,742
Taishin Financial Holdings Co. Ltd.	248,180	145,785
Taiwan Cement Corp.	92,179	134,806
Taiwan Semiconductor Manufacturing Co. Ltd.	105,035	271,231
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	8,700	117,450
Yang Ming Marine Transport Corp. (a)	18,000	15,217
TOTAL TAIWAN		2,190,127
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	31,200	96,651
Asian Property Development PCL (For. Reg.)	122,300	25,803
PTT PCL (For. Reg.)	10,900	136,889
Siam Cement PCL (For. Reg.)	4,800	66,551
Siam Commercial Bank PCL (For. Reg.)	78,600	305,345
Total Access Communication PCL (For. Reg.)	200	338
TOTAL THAILAND		631,577
Turkey - 0.8%
Albaraka Turk Katilim Bankasi AS	11,000	18,514
Aygaz AS	5,000	37,147
Common Stocks - continued
	Shares	Value
Turkey - continued
Bizim Toptan Satis Magazari AS	500	$ 9,730
Coca-Cola Icecek AS	14,800	222,827
Tofas Turk Otomobil Fabrikasi AS	6,618	38,028
Turkcell Iletisim Hizmet AS sponsored ADR	6,142	90,902
Turkiye Garanti Bankasi AS	89,700	464,718
Turkiye Vakiflar Bankasi TAO	23,000	61,091
TOTAL TURKEY		942,957
United Kingdom - 16.4%
Aberdeen Asset Management PLC	43,266	165,502
Aegis Group PLC	73,264	171,332
AMEC PLC	1,226	24,575
Anglo American PLC (United Kingdom)	19,831	1,033,688
Aviva PLC	25,072	187,644
Babcock International Group PLC	25,400	271,752
BAE Systems PLC	32,100	175,819
Barclays PLC	138,403	657,990
Bellway PLC	2,028	23,950
BG Group PLC	41,161	1,054,363
BHP Billiton PLC ADR	23,300	1,961,394
BP PLC sponsored ADR	23,687	1,092,918
Britvic PLC	4,200	28,729
Centrica PLC	18,675	100,104
Dechra Pharmaceuticals PLC	2,300	18,441
Derwent London PLC	600	17,950
Fresnillo PLC	1,200	32,894
GlaxoSmithKline PLC sponsored ADR	23,400	1,021,644
Great Portland Estates PLC	4,372	30,753
H&T Group PLC	3,359	17,281
HSBC Holdings PLC:
(United Kingdom)	40,376	440,431
sponsored ADR	4,951	269,681
Imperial Tobacco Group PLC	10,935	384,861
InterContinental Hotel Group PLC ADR	17,040	375,732
International Power PLC	19,417	107,227
Johnson Matthey PLC	9,492	317,584
Kazakhmys PLC	1,700	39,159
Lloyds Banking Group PLC (a)	255,400	253,584
Meggitt PLC	7,752	46,487
Micro Focus International PLC	3,000	18,617
Mothercare PLC	12,399	86,967
Next PLC	2,200	82,207
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Persimmon PLC	2,137	$ 17,245
Prudential PLC	24,232	313,509
Reckitt Benckiser Group PLC	7,838	435,198
Rio Tinto PLC	6,696	488,590
Rio Tinto PLC sponsored ADR	10,960	802,382
Rolls-Royce Group PLC	21,952	235,229
Rolls-Royce Group PLC (C Shares)	2,107,392	3,520
Rotork PLC	600	17,188
Royal Dutch Shell PLC Class A sponsored ADR	25,200	1,952,496
Serco Group PLC	42,970	405,899
Shaftesbury PLC	32,433	277,923
Spectris PLC	1,556	38,545
Spirax-Sarco Engineering PLC	1,604	53,828
Standard Chartered PLC (United Kingdom)	25,121	696,152
Ted Baker PLC	2,175	26,340
Tesco PLC	97,903	659,954
Ultra Electronics Holdings PLC	700	20,205
Unite Group PLC (a)	38,602	138,440
Vedanta Resources PLC	5,900	229,137
Victrex PLC	6,018	148,073
Vodafone Group PLC sponsored ADR	35,000	1,019,200
Wolseley PLC	3,663	132,653
Xstrata PLC	2,900	73,704
TOTAL UNITED KINGDOM		18,696,670
United States of America - 4.7%
Advanced Energy Industries, Inc. (a)	1,173	16,598
Allergan, Inc.	2,300	182,988
ANSYS, Inc. (a)	200	11,058
Autoliv, Inc.	4,360	349,367
Berkshire Hathaway, Inc. Class B (a)	3,645	303,629
Broadridge Financial Solutions, Inc.	460	10,690
China Agritech, Inc. (a)	500	3,096
Cymer, Inc. (a)	3,000	144,330
Dril-Quip, Inc. (a)	290	22,202
eBay, Inc. (a)	5,464	187,962
Evercore Partners, Inc. Class A	400	13,956
Freeport-McMoRan Copper & Gold, Inc.	1,340	73,740
Google, Inc. Class A (a)	310	168,671
Greenhill & Co., Inc.	1,110	65,490
ION Geophysical Corp. (a)	20,771	262,545
JPMorgan Chase & Co.	3,663	167,143
Common Stocks - continued
	Shares	Value
United States of America - continued
Juniper Networks, Inc. (a)	16,610	$ 636,661
Kansas City Southern (a)	670	38,934
Lam Research Corp. (a)	2,240	108,214
Martin Marietta Materials, Inc.	1,430	130,402
Mead Johnson Nutrition Co. Class A	6,200	414,656
Mohawk Industries, Inc. (a)	3,840	230,554
Nuance Communications, Inc. (a)	4,851	100,416
Oceaneering International, Inc. (a)	200	17,484
Philip Morris International, Inc.	4,700	326,368
PriceSmart, Inc.	1,700	70,788
ResMed, Inc. (a)	6,880	219,403
Sohu.com, Inc. (a)	200	21,152
Solera Holdings, Inc.	342	18,810
Solutia, Inc. (a)	414	10,909
Union Pacific Corp.	3,600	372,492
Visa, Inc. Class A	7,901	617,226
TOTAL UNITED STATES OF AMERICA		5,317,934
TOTAL COMMON STOCKS (Cost $98,362,026)		110,142,100
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.1%
Volkswagen AG	500	98,500
Italy - 0.3%
Fiat Industrial SpA (a)	9,700	91,235
Fiat SpA (Risparmio Shares)	6,600	55,821
Telecom Italia SpA (Risparmio Shares)	132,600	170,995
TOTAL ITALY		318,051
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $345,011)		416,551
Investment Companies - 0.3%

United States of America - 0.3%
iShares MSCI ACWI ex US Index ETF (d) (Cost $357,583)	8,100	386,532
Money Market Funds - 2.5%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $2,878,225)	2,878,225	$ 2,878,225
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $101,942,845)		113,823,408
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(96,384)
NET ASSETS - 100%		$ 113,727,024
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,980 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 12,402
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 18,696,670	$ 16,354,922	$ 2,341,748	$ -
Japan	11,689,627	-	11,689,627	-
Switzerland	6,340,219	6,232,910	107,309	-
France	6,052,561	6,052,561	-	-
Germany	5,888,573	5,888,573	-	-
United States of America	5,317,934	5,314,838	-	3,096
Brazil	5,020,391	5,020,391	-	-
Korea (South)	4,114,013	4,106,254	-	7,759
Spain	3,431,222	3,431,222	-	-
Other	44,007,441	40,010,153	3,997,288	-
Investment Companies	386,532	386,532	-	-
Money Market Funds	2,878,225	2,878,225	-	-
Total Investments in Securities:	$ 113,823,408	$ 95,676,581	$ 18,135,972	$ 10,855
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(10,195)
Cost of Purchases	21,050
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 10,855
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (10,195)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $24,325,764 of which $8,618,800 and $15,706,964 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,769,300) - See accompanying schedule: Unaffiliated issuers (cost $99,064,620)	$ 110,945,183
Fidelity Central Funds (cost $2,878,225)	2,878,225
Total Investments (cost $101,942,845)		$ 113,823,408
Cash		2,291,730
Foreign currency held at value (cost $100,704)		101,257
Receivable for investments sold		1,099,798
Receivable for fund shares sold		764,565
Dividends receivable		536,344
Distributions receivable from Fidelity Central Funds		7,070
Prepaid expenses		63
Receivable from investment adviser for expense reductions		15,108
Other receivables		7,042
Total assets		118,646,385

Liabilities
Payable for investments purchased	$ 1,804,973
Payable for fund shares redeemed	63,639
Accrued management fee	61,800
Distribution and service plan fees payable	3,309
Other affiliated payables	25,512
Other payables and accrued expenses	81,903
Collateral on securities loaned, at value	2,878,225
Total liabilities		4,919,361

Net Assets		$ 113,727,024
Net Assets consist of:
Paid in capital		$ 124,620,342
Undistributed net investment income		673,839
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,453,643)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,886,486
Net Assets		$ 113,727,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,960,476 ÷ 732,397 shares)	$ 8.14

Maximum offering price per share (100/94.25 of $8.14)	$ 8.64
Class T: Net Asset Value and redemption price per share ($1,198,930 ÷ 145,976 shares)	$ 8.21

Maximum offering price per share (100/96.50 of $8.21)	$ 8.51
Class B: Net Asset Value and offering price per share ($338,187 ÷ 41,357 shares)A	$ 8.18

Class C: Net Asset Value and offering price per share ($1,666,742 ÷ 204,034 shares)A	$ 8.17

Total International Equity: Net Asset Value, offering price and redemption price per share ($104,354,148 ÷ 12,818,186 shares)	$ 8.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($208,541 ÷ 25,677 shares)	$ 8.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 1,554,812
Interest		1,083
Income from Fidelity Central Funds		12,402
Income before foreign taxes withheld		1,568,297
Less foreign taxes withheld		(110,406)
Total income		1,457,891

Expenses
Management fee Basic fee	$ 324,189
Performance adjustment	(12,570)
Transfer agent fees	117,173
Distribution and service plan fees	18,884
Accounting and security lending fees	23,802
Custodian fees and expenses	162,475
Independent trustees' compensation	210
Registration fees	37,949
Audit	41,971
Legal	133
Miscellaneous	355
Total expenses before reductions	714,571
Expense reductions	(159,543)	555,028
Net investment income (loss)		902,863
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,825,562
Foreign currency transactions	842
Total net realized gain (loss)		1,826,404
Change in net unrealized appreciation (depreciation) on: Investment securities	8,526,509
Assets and liabilities in foreign currencies	(1,725)
Total change in net unrealized appreciation (depreciation)		8,524,784
Net gain (loss)		10,351,188
Net increase (decrease) in net assets resulting from operations		$ 11,254,051

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 902,863	$ 773,945
Net realized gain (loss)	1,826,404	1,906,137
Change in net unrealized appreciation (depreciation)	8,524,784	5,447,726
Net increase (decrease) in net assets resulting from operations	11,254,051	8,127,808
Distributions to shareholders from net investment income	(953,041)	(411,223)
Distributions to shareholders from net realized gain	(220,294)	(169,935)
Total distributions	(1,173,335)	(581,158)
Share transactions - net increase (decrease)	35,006,955	18,410,630
Redemption fees	2,128	6,300
Total increase (decrease) in net assets	45,089,799	25,963,580

Net Assets
Beginning of period	68,637,225	42,673,645
End of period (including undistributed net investment income of $673,839 and undistributed net investment income of $724,017, respectively)	$ 113,727,024	$ 68,637,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 6.40	$ 4.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.08	.06	.11
Net realized and unrealized gain (loss)	.82	.95	1.55	(5.21)
Total from investment operations	.89	1.03	1.61	(5.10)
Distributions from net investment income	(.09)	(.04)	(.11)	-
Distributions from net realized gain	(.02)	(.03)	-	-
Total distributions	(.11)	(.07)	(.11)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 8.14	$ 7.36	$ 6.40	$ 4.90
Total Return B, C, D	12.24%	16.17%	33.87%	(51.00)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.80% A	2.02%	2.09%	2.00%
Expenses net of fee waivers, if any	1.45% A	1.50%	1.50%	1.50%
Expenses net of all reductions	1.42% A	1.47%	1.47%	1.48%
Net investment income (loss)	1.77% A	1.15%	1.13%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,960	$ 5,029	$ 3,727	$ 5,944
Portfolio turnover rate G	54% A	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.41	$ 6.40	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.06	.04	.09
Net realized and unrealized gain (loss)	.83	.95	1.57	(5.21)
Total from investment operations	.89	1.01	1.61	(5.12)
Distributions from net investment income	(.07)	-	(.09)	-
Distributions from net realized gain	(.02)	-	-	-
Total distributions	(.09)	-	(.09)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 8.21	$ 7.41	$ 6.40	$ 4.88
Total Return B, C, D	12.14%	15.78%	33.74%	(51.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.09% A	2.31%	2.34%	2.42%
Expenses net of fee waivers, if any	1.70% A	1.75%	1.75%	1.75%
Expenses net of all reductions	1.68% A	1.72%	1.72%	1.73%
Net investment income (loss)	1.52% A	.90%	.88%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,199	$ 1,004	$ 1,526	$ 2,567
Portfolio turnover rate G	54% A	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.37	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.03	.02	.05
Net realized and unrealized gain (loss)	.83	.95	1.56	(5.19)
Total from investment operations	.87	.98	1.58	(5.14)
Distributions from net investment income	(.04)	-	(.05)	-
Distributions from net realized gain	(.02)	-	-	-
Total distributions	(.06)	-	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 8.18	$ 7.37	$ 6.39	$ 4.86
Total Return B, C, D	11.86%	15.34%	32.95%	(51.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.59% A	2.81%	2.82%	2.92%
Expenses net of fee waivers, if any	2.20% A	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.22%	2.22%	2.24%
Net investment income (loss)	1.02% A	.40%	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 338	$ 327	$ 1,337	$ 2,505
Portfolio turnover rate G	54% A	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.03	.02	.05
Net realized and unrealized gain (loss)	.82	.94	1.56	(5.19)
Total from investment operations	.86	.97	1.58	(5.14)
Distributions from net investment income	(.03)	-	(.05)	-
Distributions from net realized gain	(.02)	-	-	-
Total distributions	(.05)	-	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 8.17	$ 7.36	$ 6.39	$ 4.86
Total Return B, C, D	11.81%	15.18%	33.10%	(51.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.59% A	2.80%	2.85%	2.92%
Expenses net of fee waivers, if any	2.20% A	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.22%	2.22%	2.23%
Net investment income (loss)	1.02% A	.40%	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,667	$ 1,423	$ 1,714	$ 2,787
Portfolio turnover rate G	54% A	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.37	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.09	.07	.13
Net realized and unrealized gain (loss)	.81	.96	1.55	(5.21)
Total from investment operations	.89	1.05	1.62	(5.08)
Distributions from net investment income	(.10)	(.06)	(.12)	(.01)
Distributions from net realized gain	(.02)	(.03)	-	-
Total distributions	(.12)	(.09)	(.12)	(.01)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 8.14	$ 7.37	$ 6.41	$ 4.91
Total Return B, C	12.31%	16.45%	34.23%	(50.87)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.52% A	1.79%	1.87%	1.89%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.25%	1.25%
Expenses net of all reductions	1.17% A	1.22%	1.22%	1.23%
Net investment income (loss)	2.02% A	1.40%	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,354	$ 60,826	$ 33,061	$ 23,226
Portfolio turnover rate F	54% A	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.35	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.10	.07	.13
Net realized and unrealized gain (loss)	.81	.95	1.55	(5.21)
Total from investment operations	.89	1.05	1.62	(5.08)
Distributions from net investment income	(.10)	(.08)	(.12)	(.01)
Distributions from net realized gain	(.02)	(.03)	-	-
Total distributions	(.12)	(.11)	(.12)	(.01)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 8.12	$ 7.35	$ 6.41	$ 4.91
Total Return B, C	12.34%	16.48%	34.23%	(50.87)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.57% A	1.82%	1.80%	1.91%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.25%	1.25%
Expenses net of all reductions	1.17% A	1.23%	1.22%	1.23%
Net investment income (loss)	2.02% A	1.40%	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 209	$ 28	$ 1,308	$ 2,733
Portfolio turnover rate F	54% A	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total International Equity and Institutional Class shares, each of which along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,228,035
Gross unrealized depreciation	(4,986,586)
Net unrealized appreciation (depreciation) on securities and other investments	$ 11,241,449

Tax cost	$ 102,581,959

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $57,655,632 and $24,158,005, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,852	$ 2,857
Class T	.25%	.25%	2,715	99
Class B	.75%	.25%	1,616	1,356
Class C	.75%	.25%	7,701	4,000
			$ 18,884	$ 8,312

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,321
Class T	264
Class B*	240
Class C*	119
$ 1,944

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 7,325.27
Class T	1,675.31
Class B	495.31
Class C	2,354.31
Total International Equity	105,153.25
Institutional Class	171.29
	$ 117,173

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $609 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $148 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12,402. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 9,567
Class T	1.70%	2,118
Class B	2.20%	629
Class C	2.20%	2,984
Total International Equity	1.20%	132,166
Institutional Class	1.20%	217
		$ 147,681

In addition, FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $1,529.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,333 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 61,018	$ 26,391
Class T	9,414	-
Class B	1,489	-
Class C	6,263	-
Total International Equity	873,279	382,451
Institutional Class	1,578	2,381
Total	$ 953,041	$ 411,223
From net realized gain
Class A	$ 16,196	$ 14,995
Class T	3,213	-
Class B	1,016	-
Class C	4,485	-
Total International Equity	195,026	154,214
Institutional Class	358	726
Total	$ 220,294	$ 169,935

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	144,635	443,125	$ 1,100,813	$ 2,924,922
Reinvestment of distributions	10,039	5,568	74,076	37,804
Shares redeemed	(105,797)	(347,260)	(801,661)	(2,296,503)
Net increase (decrease)	48,877	101,433	$ 373,228	$ 666,223
Class T
Shares sold	20,326	121,719	$ 155,365	$ 807,663
Reinvestment of distributions	1,678	-	12,524	-
Shares redeemed	(11,374)	(224,749)	(87,896)	(1,531,457)
Net increase (decrease)	10,630	(103,030)	$ 79,993	$ (723,794)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class B
Shares sold	1,458	30,066	$ 11,126	$ 198,826
Reinvestment of distributions	331	-	2,469	-
Shares redeemed	(4,849)	(194,792)	(36,637)	(1,332,260)
Net increase (decrease)	(3,060)	(164,726)	$ (23,042)	$ (1,133,434)
Class C
Shares sold	38,977	86,496	$ 296,805	$ 580,588
Reinvestment of distributions	1,425	-	10,610	-
Shares redeemed	(29,712)	(161,545)	(227,214)	(1,102,805)
Net increase (decrease)	10,690	(75,049)	$ 80,201	$ (522,217)
Total International Equity
Shares sold	6,506,599	6,833,012	$ 49,110,737	$ 45,955,028
Reinvestment of distributions	135,624	74,043	1,000,533	502,009
Shares redeemed	(2,081,880)	(3,806,841)	(15,781,451)	(24,965,317)
Net increase (decrease)	4,560,343	3,100,214	$ 34,329,819	$ 21,491,720
Institutional Class
Shares sold	22,500	377	$ 171,579	$ 2,481
Reinvestment of distributions	263	460	1,936	3,106
Shares redeemed	(913)	(201,123)	(6,759)	(1,373,455)
Net increase (decrease)	21,850	(200,286)	$ 166,756	$ (1,367,868)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

ATIE-USAN-0611
1.853366.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Total International Equity
Fund - Institutional Class

Semiannual Report

April 30, 2011

Institutional Class is
a class of Fidelity®
Total International Equity Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.45%
Actual		$ 1,000.00	$ 1,122.40	$ 7.63
Hypothetical A		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,121.40	$ 8.94
Hypothetical A		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,118.60	$ 11.56
Hypothetical A		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,118.10	$ 11.55
Hypothetical A		$ 1,000.00	$ 1,013.88	$ 10.99
Total International Equity	1.20%
Actual		$ 1,000.00	$ 1,123.10	$ 6.32
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,123.40	$ 6.32
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom 16.4%
Japan 10.3%
United States of America 7.4%
Switzerland 5.6%
France 5.3%
Germany 5.2%
Brazil 4.4%
Korea (South) 3.6%
Spain 3.0%
Other 38.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom 15.7%
Japan 11.0%
United States of America 7.2%
Switzerland 6.4%
France 5.4%
Brazil 4.5%
Germany 4.4%
Spain 3.2%
Australia 3.1%
Other 39.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	97.6	97.8
Short-Term Investments and Net Other Assets	2.4	2.2
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.8	1.7
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	1.7	1.7
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.7	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.6
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.1	1.1
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	0.8
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	0.8
Anglo American PLC (United Kingdom) (United Kingdom, Metals & Mining)	0.9	0.8
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	0.9	0.5
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	0.9	0.8
	12.2
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	25.6
Materials	13.5	12.3
Consumer Discretionary	10.8	11.6
Industrials	11.3	10.0
Energy	10.0	8.9
Consumer Staples	8.8	8.8
Information Technology	7.7	7.0
Health Care	5.1	6.3
Telecommunication Services	3.7	4.1
Utilities	2.6	2.7

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 2.9%
Coca-Cola Amatil Ltd.	13,087	$ 171,338
Commonwealth Bank of Australia	1,947	114,665
CSL Ltd.	13,513	508,964
Extract Resources Ltd. (a)	57	418
Leighton Holdings Ltd.	7,350	195,679
Macquarie Group Ltd.	10,554	406,888
MAp Group unit	41,513	134,281
Newcrest Mining Ltd.	4,517	205,297
Newcrest Mining Ltd. sponsored ADR	5,884	268,958
OZ Minerals Ltd.	145,572	229,852
QBE Insurance Group Ltd.	5,052	103,644
Wesfarmers Ltd.	3,392	123,854
Westfield Group unit	36,630	362,286
Woolworths Ltd.	5,592	162,549
Worleyparsons Ltd.	10,444	347,564
TOTAL AUSTRALIA		3,336,237
Austria - 0.6%
Andritz AG	3,979	410,850
Erste Bank AG	1,300	65,700
Zumtobel AG	4,100	148,787
TOTAL AUSTRIA		625,337
Bailiwick of Guernsey - 0.3%
Resolution Ltd.	60,266	304,723
Bailiwick of Jersey - 0.9%
Informa PLC	34,479	239,993
Randgold Resources Ltd. sponsored ADR	3,830	331,563
United Business Media Ltd.	21,800	219,945
West China Cement Ltd. (a)	100,000	41,204
WPP PLC	11,720	153,519
TOTAL BAILIWICK OF JERSEY		986,224
Belgium - 1.4%
Anheuser-Busch InBev SA NV (d)	19,779	1,262,298
Gimv NV	370	24,530
Umicore SA	5,842	335,094
TOTAL BELGIUM		1,621,922
Bermuda - 1.1%
Alliance Oil Co. Ltd. (depositary receipt) (a)	2,100	41,628
Aquarius Platinum Ltd. (Australia)	3,060	16,542
Common Stocks - continued
	Shares	Value
Bermuda - continued
Central European Media Enterprises Ltd. Class A (a)	900	$ 20,619
Cheung Kong Infrastructure Holdings Ltd.	14,000	68,231
China Glass Holdings Ltd. (a)	20,000	11,589
China Yurun Food Group Ltd.	27,000	98,908
GP Investments Ltd. (depositary receipt) (a)	7,156	29,928
Great Eagle Holdings Ltd.	10,000	35,538
Lazard Ltd. Class A	4,020	164,820
Li & Fung Ltd.	50,000	255,591
Orient Overseas International Ltd.	9,000	68,720
Seadrill Ltd.	8,200	290,560
Trinity Ltd.	107,000	115,731
TOTAL BERMUDA		1,218,405
Brazil - 4.4%
Arezzo Industria e Comercio SA	1,200	18,603
Banco ABC Brasil SA	11,000	94,388
Banco Bradesco SA (PN) sponsored ADR	14,800	299,404
Banco do Brasil SA	12,111	223,160
Banco do Estado do Rio Grande do Sul SA	4,300	51,656
Banco Pine SA	1,200	10,365
Banco Santander (Brasil) SA ADR	9,400	109,134
BM&F Bovespa SA	22,700	170,398
BR Malls Participacoes SA	10,400	109,467
Brasil Foods SA	5,300	106,216
Braskem SA Class A sponsored ADR	15,230	454,311
Cia Hering SA	3,600	77,913
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	1,400	63,644
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	5,900	192,222
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	2,600	75,308
Cyrela Brazil Realty SA	6,500	68,210
Eletropaulo Metropolitana SA (PN-B)	4,200	102,244
Estacio Participacoes SA	1,900	27,776
Even Construtora e Incorporadora SA	4,700	25,841
Fibria Celulose SA sponsored ADR (a)	10,564	170,609
Iguatemi Empresa de Shopping Centers SA	4,500	115,839
Itau Unibanco Banco Multiplo SA sponsored ADR	24,527	582,516
Light SA	2,900	48,846
Marcopolo SA (PN)	4,400	19,689
Mills Estruturas e Servicos de Engenharia SA	1,000	13,666
Multiplan Empreendimentos Imobiliarios SA	9,900	206,080
Common Stocks - continued
	Shares	Value
Brazil - continued
Odontoprev SA	1,400	$ 22,602
OGX Petroleo e Gas Participacoes SA (a)	17,300	185,722
PDG Realty SA Empreendimentos e Participacoes	11,900	69,889
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	500	18,665
(PN) sponsored ADR (non-vtg.)	10,000	333,700
SLC Agricola SA	200	2,517
T4F Entretenimento SA	1,100	10,488
Tecnisa SA	3,200	25,099
Tegma Gestao Logistica	3,000	51,427
TIM Participacoes SA sponsored ADR (non-vtg.)	3,300	155,694
Ultrapar Participacoes SA	1,500	26,171
Vale SA (PN-A) sponsored ADR	16,900	505,310
Vivo Participacoes SA sponsored ADR	4,200	175,602
TOTAL BRAZIL		5,020,391
British Virgin Islands - 0.1%
Arcos Dorados Holdings, Inc.	1,400	30,842
Mail.ru Group Ltd.:
GDR (a)(e)	1,400	42,980
GDR (Reg. S) (a)	100	3,070
TOTAL BRITISH VIRGIN ISLANDS		76,892
Canada - 2.6%
Agnico-Eagle Mines Ltd. (Canada)	2,840	197,878
Carpathian Gold, Inc. (a)	3,000	1,379
Eldorado Gold Corp.	5,400	100,512
Fairfax Financial Holdings Ltd. (sub. vtg.)	325	131,257
First Quantum Minerals Ltd.	600	85,507
Goldcorp, Inc.	1,800	100,626
Kinross Gold Corp.	5,500	87,200
Niko Resources Ltd.	3,920	331,259
Open Text Corp. (a)	3,100	189,912
Pan American Silver Corp.	5,500	198,440
Petrobank Energy & Resources Ltd.	10,400	220,070
Petrominerales Ltd.	4,201	160,784
Power Corp. of Canada (sub. vtg.)	4,200	126,386
Quadra FNX Mining Ltd. (a)	600	9,849
SouthGobi Energy Resources Ltd. (a)	700	8,790
Suncor Energy, Inc.	4,500	207,425
The Toronto-Dominion Bank	4,300	372,324
Tuscany International Drilling, Inc. (a)	4,600	7,342
Common Stocks - continued
	Shares	Value
Canada - continued
Tuscany International Drilling, Inc. rights 5/31/11 (a)	1,900	$ 3,053
Uranium One, Inc.	34,000	141,592
Yamana Gold, Inc.	23,100	294,457
TOTAL CANADA		2,976,042
Cayman Islands - 1.4%
Belle International Holdings Ltd.	2,000	3,904
Central China Real Estate Ltd.	36,000	9,966
China High Speed Transmission Equipment Group Co. Ltd.	38,000	50,299
China Lilang Ltd.	75,000	106,614
China Shanshui Cement Group Ltd.	109,000	122,104
China ZhengTong Auto Services Holdings Ltd.	42,500	48,102
Country Garden Holdings Co. Ltd.	87,000	35,287
Eurasia Drilling Co. Ltd. GDR (Reg. S)	2,500	84,250
EVA Precision Industrial Holdings Ltd.	68,000	58,226
Gourmet Master Co. Ltd.	1,000	10,458
Hengdeli Holdings Ltd.	226,000	135,315
Intime Department Store Group Co. Ltd.	11,000	17,166
Kaisa Group Holdings Ltd. (a)	28,000	11,357
Kingboard Chemical Holdings Ltd.	18,000	98,618
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	3,700	39,738
NVC Lighting Holdings Ltd.	18,000	9,572
Sands China Ltd. (a)	53,200	149,332
Sany Heavy Equipment International Holdings Co. Ltd.	21,000	37,261
Shenguan Holdings Group Ltd.	36,000	47,838
SOHO China Ltd.	51,500	44,495
Spreadtrum Communications, Inc. ADR (a)	1,800	38,520
TPK Holdings Co.	2,000	59,683
Vantage Drilling Co. (a)	5,900	10,502
Wynn Macau Ltd.	94,800	337,512
Yingli Green Energy Holding Co. Ltd. ADR (a)	3,300	41,349
TOTAL CAYMAN ISLANDS		1,607,468
Chile - 0.2%
Banco Santander Chile sponsored ADR	2,000	183,180
Enersis SA sponsored ADR	800	17,088
TOTAL CHILE		200,268
China - 2.1%
Agricultural Bank China Ltd. (H Shares)	210,000	124,113
Anhui Expressway Co. Ltd. (H Shares)	28,000	23,435
Baidu.com, Inc. sponsored ADR (a)	2,615	388,380
Changyou.com Ltd. (A Shares) ADR (a)	900	40,788
Common Stocks - continued
	Shares	Value
China - continued
China Communications Construction Co. Ltd. (H Shares)	63,000	$ 58,163
China Communications Services Corp. Ltd. (H Shares)	94,000	57,371
China Construction Bank Corp. (H Shares)	337,000	318,502
China Merchants Bank Co. Ltd. (H Shares)	53,683	138,246
China Minsheng Banking Corp. Ltd. (H Shares)	99,500	95,448
China National Building Materials Co. Ltd. (H Shares)	20,000	42,131
China Oilfield Services Ltd. (H Shares)	26,000	51,422
Comba Telecom Systems Holdings Ltd.	16,000	19,963
Digital China Holdings Ltd. (H Shares)	31,000	60,273
Great Wall Motor Co. Ltd. (H Shares)	16,500	29,574
Guangzhou R&F Properties Co. Ltd. (H Shares)	24,800	33,785
Harbin Power Equipment Co. Ltd. (H Shares)	82,000	79,083
Industrial & Commercial Bank of China Ltd. (H Shares)	624,285	528,122
Nine Dragons Paper (Holdings) Ltd.	66,000	75,380
SINA Corp. (a)	500	67,375
Suning Appliance Chain Store Co. Ltd. (UBS Warrant Programme) warrants 1/7/14 (a)	9,500	19,085
Weichai Power Co. Ltd. (H Shares)	6,000	40,946
Yantai Changyu Pioneer Wine Co. (B Shares)	6,290	69,652
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,000	9,258
ZTE Corp. (H Shares)	13,200	47,505
TOTAL CHINA		2,418,000
Cyprus - 0.0%
AFI Development PLC GDR (Reg. S)	5,600	6,306
Czech Republic - 0.3%
Ceske Energeticke Zavody AS	2,500	143,356
Komercni Banka AS	500	131,869
TOTAL CZECH REPUBLIC		275,225
Denmark - 1.4%
Novo Nordisk A/S:
Series B	1,049	132,802
Series B sponsored ADR	7,300	929,947
Pandora A/S	2,800	126,128
Vestas Wind Systems A/S (a)	6,395	227,100
William Demant Holding A/S (a)	2,260	210,698
TOTAL DENMARK		1,626,675
Egypt - 0.1%
Commercial International Bank Ltd. sponsored GDR	14,909	71,712
Common Stocks - continued
	Shares	Value
Finland - 1.1%
Metso Corp.	5,850	$ 358,732
Nokian Tyres PLC	10,902	565,181
Outotec OYJ	5,612	355,692
TOTAL FINLAND		1,279,605
France - 5.3%
Alstom SA	9,643	641,245
Atos Origin SA (a)	2,800	172,551
Audika SA	1,000	29,935
AXA SA sponsored ADR	43,600	977,512
BNP Paribas SA	8,951	708,387
Christian Dior SA	1,700	272,830
Compagnie de St. Gobain	5,279	364,651
Danone	4,980	364,799
Laurent-Perrier Group	209	26,685
PPR SA	1,300	232,511
Remy Cointreau SA	2,852	235,045
Safran SA	11,814	458,471
Saft Groupe SA	829	38,065
Schneider Electric SA	863	152,498
Societe Generale Series A	11,110	743,159
Total SA sponsored ADR	3,400	218,382
Unibail-Rodamco	1,621	379,242
Vetoquinol SA	300	12,620
Virbac SA	130	23,973
TOTAL FRANCE		6,052,561
Georgia - 0.0%
Bank of Georgia GDR (Reg. S) (a)	1,900	36,670
Germany - 5.1%
Allianz AG sponsored ADR	9,100	143,325
alstria office REIT-AG	7,900	125,206
BASF AG	3,596	369,652
Bayer AG	2,072	182,148
Bayerische Motoren Werke AG (BMW)	4,062	383,079
Bilfinger Berger AG	342	32,942
CTS Eventim AG	627	46,993
Daimler AG (United States)	6,900	530,265
Deutsche Boerse AG	1,650	137,107
E.ON AG (d)	17,022	581,916
Fielmann AG	279	29,696
HeidelbergCement AG (d)	5,100	390,019
Common Stocks - continued
	Shares	Value
Germany - continued
Kabel Deutschland Holding AG (a)	1,286	$ 80,374
Linde AG	4,626	833,207
MAN SE	2,879	401,235
Metro AG	2,700	198,182
MTU Aero Engines Holdings AG	1,500	114,978
Munich Re Group	608	100,368
Siemens AG sponsored ADR	6,400	934,016
Software AG (Bearer)	153	28,951
Volkswagen AG	821	146,414
TOTAL GERMANY		5,790,073
Greece - 0.0%
Folli Follie Group (a)	600	11,331
Terna Energy SA	4,249	19,510
TOTAL GREECE		30,841
Hong Kong - 2.0%
China Insurance International Holdings Co. Ltd. (a)	6,800	18,694
China Overseas Land & Investment Ltd.	40,000	76,948
China Resources Power Holdings Co. Ltd.	80,000	147,303
CNOOC Ltd.	161,000	400,175
CNOOC Ltd. sponsored ADR	160	39,912
Giordano International Ltd.	18,000	13,002
Hong Kong Exchanges and Clearing Ltd.	14,900	339,966
Shanghai Industrial Holdings Ltd.	20,000	78,931
Sino-Ocean Land Holdings Ltd.	32,500	18,455
Swire Pacific Ltd. (A Shares)	26,500	404,684
Techtronic Industries Co. Ltd.	118,500	161,737
Wharf Holdings Ltd.	83,000	607,033
TOTAL HONG KONG		2,306,840
India - 1.1%
Adani Power Ltd. (a)	1,842	4,689
Apollo Tyres Ltd.	7,615	11,942
Aurobindo Pharma Ltd.	2,313	10,166
Bank of Baroda	13,632	285,624
Bharti Airtel Ltd.	11,903	102,220
Canara Bank	3,873	55,297
Grasim Industries Ltd.	285	16,584
Gujarat State Fertilizers & Chemicals Ltd.	1,251	10,554
Indian Overseas Bank	21,750	74,974
Infosys Technologies Ltd. sponsored ADR	600	39,108
Infrastructure Development Finance Co. Ltd.	19,708	64,706
Common Stocks - continued
	Shares	Value
India - continued
Jyothy Laboratories Ltd.	4,328	$ 20,239
Mahindra & Mahindra Financial Services Ltd.	2,801	46,320
Reliance Industries Ltd.	2,946	65,487
Shriram Transport Finance Co. Ltd.	3,079	53,913
Sintex Industries Ltd.	2,706	10,606
State Bank of India	2,638	167,180
Tata Consultancy Services Ltd.	6,957	183,243
Tata Motors Ltd. Class A	1,269	19,484
Tata Power Co. Ltd.	110	3,242
Thermax Ltd.	1,390	20,326
TOTAL INDIA		1,265,904
Indonesia - 1.2%
PT Astra International Tbk	22,500	147,522
PT Bank Mandiri (Persero) Tbk	126,500	105,614
PT Bank Rakyat Indonesia Tbk	605,000	455,658
PT Bank Tabungan Negara Tbk	187,000	37,339
PT Bumi Serpong Damai Tbk	211,400	22,710
PT Ciputra Development Tbk (a)	317,500	14,459
PT Delta Dunia Petroindo Tbk (a)	260,500	39,543
PT Indo Tambangraya Megah Tbk	7,500	40,986
PT Indocement Tunggal Prakarsa Tbk	13,000	25,806
PT Indofood Sukses Makmur Tbk	190,500	123,456
PT Indosat Tbk	36,500	22,802
PT Kalbe Farma Tbk	42,000	17,533
PT Semen Gresik (Persero) Tbk	127,500	141,435
PT Summarecon Agung Tbk	97,000	14,271
PT Tower Bersama Infrastructure Tbk	145,500	41,200
PT XL Axiata Tbk	108,500	86,151
TOTAL INDONESIA		1,336,485
Ireland - 0.6%
CRH PLC sponsored ADR (d)	15,604	389,320
James Hardie Industries NV sponsored ADR (a)	7,345	233,498
TOTAL IRELAND		622,818
Isle of Man - 0.0%
Bahamas Petroleum Co. PLC (a)	45,300	13,620
Israel - 0.4%
Azrieli Group	3,482	101,852
Ituran Location & Control Ltd.	1,161	18,878
Common Stocks - continued
	Shares	Value
Israel - continued
Orbotech Ltd. (a)	1,000	$ 12,820
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,700	260,661
TOTAL ISRAEL		394,211
Italy - 1.9%
Azimut Holdings SpA	24,907	318,380
ENI SpA	10,000	267,745
Fiat Industrial SpA (a)	17,200	255,531
Fiat SpA	14,400	153,677
Interpump Group SpA	16,925	152,923
Intesa Sanpaolo SpA	151,171	502,016
Saipem SpA	5,231	296,987
UniCredit SpA	83,901	215,988
TOTAL ITALY		2,163,247
Japan - 10.3%
ABC-Mart, Inc.	3,100	116,136
Aisin Seiki Co. Ltd.	6,600	232,765
Aozora Bank Ltd.	10,000	21,659
Asahi Co. Ltd.	600	12,388
Asahi Glass Co. Ltd.	25,000	317,369
Autobacs Seven Co. Ltd.	5,200	191,094
Canon, Inc.	4,900	230,725
Daikoku Denki Co. Ltd.	1,500	17,464
Daikokutenbussan Co. Ltd.	1,000	32,678
Denso Corp.	24,300	813,135
East Japan Railway Co.	2,000	111,147
Fanuc Ltd.	3,900	652,777
Fast Retailing Co. Ltd.	1,100	173,422
FCC Co. Ltd.	1,400	32,961
GCA Savvian Group Corp. (a)	11	19,139
Glory Ltd.	500	10,980
Goldcrest Co. Ltd.	540	8,998
Honda Motor Co. Ltd.	10,700	411,301
Japan Retail Fund Investment Corp.	154	248,943
Japan Steel Works Ltd.	30,000	242,265
Japan Tobacco, Inc.	19	73,831
JSR Corp.	5,300	111,488
Kamigumi Co. Ltd.	2,000	17,127
Kayaba Industry Co. Ltd.	8,000	66,544
Keyence Corp.	1,510	398,980
Kobayashi Pharmaceutical Co. Ltd.	4,300	202,081
Common Stocks - continued
	Shares	Value
Japan - continued
Kyoto Kimono Yuzen Co. Ltd.	1,000	$ 10,910
Meiko Network Japan Co. Ltd.	900	8,217
Miraial Co. Ltd.	300	6,914
Mitsubishi Corp.	23,600	640,134
Mitsubishi UFJ Financial Group, Inc.	58,600	281,221
Mitsui & Co. Ltd.	30,900	549,801
Nabtesco Corp.	2,000	51,195
Nachi-Fujikoshi Corp.	2,000	11,173
Nagaileben Co. Ltd.	400	10,705
Nihon M&A Center, Inc.	4	21,297
Nihon Parkerizing Co. Ltd.	2,000	27,817
Nippon Electric Glass Co. Ltd.	27,000	408,748
Nippon Seiki Co. Ltd.	2,000	23,186
Nippon Telegraph & Telephone Corp.	2,100	97,842
Nippon Thompson Co. Ltd.	17,000	126,518
Nitto Kohki Co. Ltd.	400	9,761
Obic Co. Ltd.	920	170,588
ORIX Corp.	3,530	346,763
Osaka Securities Exchange Co. Ltd.	39	199,171
OSG Corp.	2,000	26,809
Promise Co. Ltd.	6,050	51,648
Ricoh Co. Ltd.	7,000	77,239
Seven & i Holdings Co., Ltd.	4,300	108,201
Seven Bank Ltd.	4	7,580
SHO-BOND Holdings Co. Ltd.	4,200	109,946
Shoei Co. Ltd.	700	5,427
SOFTBANK CORP.	2,900	122,356
Sumitomo Corp.	19,000	262,070
Sumitomo Mitsui Financial Group, Inc.	21,600	670,854
The Nippon Synthetic Chemical Industry Co. Ltd.	3,000	19,033
THK Co. Ltd.	600	15,421
Tokio Marine Holdings, Inc.	5,300	148,246
Tokyo Electron Ltd.	6,900	399,420
Tokyo Gas Co. Ltd.	110,000	490,709
Toyota Motor Corp.	3,300	131,625
Tsumura & Co.	800	24,880
Tsutsumi Jewelry Co. Ltd.	400	9,979
Uni-Charm Corp.	5,100	201,985
USS Co. Ltd.	6,410	492,527
West Japan Railway Co.	28	102,096
Yamada Denki Co. Ltd.	1,880	132,065
Common Stocks - continued
	Shares	Value
Japan - continued
Yamatake Corp.	900	$ 23,058
Yamato Kogyo Co. Ltd.	8,700	287,095
TOTAL JAPAN		11,689,627
Kazakhstan - 0.1%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	4,000	90,600
Korea (South) - 3.6%
BS Financial Group, Inc. (a)	740	10,804
Celltrion, Inc.	585	20,093
Cheil Worldwide, Inc.	1,950	25,185
CJ CGV Co. Ltd.	710	18,572
CJ Corp.	1,249	94,449
Doosan Co. Ltd.	518	63,750
GS Holdings Corp.	1,568	131,339
Hanwha Corp.	670	30,851
Honam Petrochemical Corp.	350	123,818
Hotel Shilla Co.	1,350	33,292
Hynix Semiconductor, Inc.	3,900	123,369
Hyundai Department Store Co. Ltd.	584	85,810
Hyundai Engineering & Construction Co. Ltd.	1,051	88,428
Hyundai Fire & Marine Insurance Co. Ltd.	1,110	29,243
Hyundai Heavy Industries Co. Ltd.	468	234,328
Hyundai Mobis	427	143,466
Hyundai Motor Co.	1,380	318,362
Hyundai Steel Co.	916	116,590
Industrial Bank of Korea	7,610	146,360
Kia Motors Corp.	3,000	215,910
Korea Zinc Co. Ltd.	51	20,142
KT&G Corp.	1,593	94,521
LG Chemical Ltd.	461	228,666
LG Telecom Ltd.	3,470	21,142
LIG Non-Life Insurance Co. Ltd.	230	5,693
Lotte Samkang Co. Ltd.	53	16,121
Meritz Financial Holdings Co. (a)	1,590	7,759
Meritz Fire & Marine Insurance Co. Ltd.	4,749	54,668
NCsoft Corp.	37	9,817
NHN Corp. (a)	1,316	261,722
Nong Shim Co. Ltd.	107	24,985
OCI Co. Ltd.	273	163,519
Paradise Co. Ltd.	7,308	42,884
S&T Daewoo Co. Ltd.	210	6,122
Samsung Card Co. Ltd.	802	39,931
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Electronics Co. Ltd.	947	$ 791,456
Shinhan Financial Group Co. Ltd.	3,380	166,074
Shinhan Financial Group Co. Ltd. sponsored ADR	500	48,510
SK Chemicals Co. Ltd.	152	10,491
SKC Co. Ltd.	270	15,540
Sungwoo Hitech Co. Ltd.	1,492	30,231
TOTAL KOREA (SOUTH)		4,114,013
Lebanon - 0.0%
BLOM Bank SAL GDR	800	7,400
Luxembourg - 0.5%
ArcelorMittal SA:
(Netherlands)	2,449	90,508
Class A unit	7,000	259,490
Evraz Group SA GDR (a)	2,600	88,140
GlobeOp Financial Services SA	2,000	14,499
MHP SA GDR (Reg. S) (a)	200	3,700
Millicom International Cellular SA	800	86,672
TOTAL LUXEMBOURG		543,009
Malaysia - 0.1%
Axiata Group Bhd (a)	59,400	98,248
IJM Corp. Bhd	1,600	3,349
RHB Capital Bhd	13,000	38,879
TOTAL MALAYSIA		140,476
Mauritius - 0.0%
Golden Agri-Resources Ltd.	70,000	38,029
Mexico - 0.7%
America Movil SAB de CV Series L sponsored ADR	5,400	308,880
Cemex SA de CV sponsored ADR	6,940	60,239
Wal-Mart de Mexico SA de CV Series V	149,600	468,657
TOTAL MEXICO		837,776
Netherlands - 2.4%
Aalberts Industries NV	1,800	45,538
ASM International NV unit (a)	5,085	219,926
ASML Holding NV	6,200	258,912
Gemalto NV	4,360	223,480
Heijmans NV unit	810	27,415
ING Groep NV:
(Certificaten Van Aandelen) (a)	28,410	374,293
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV: - continued
sponsored ADR (a)	37,000	$ 488,030
Koninklijke KPN NV	31,366	497,812
Koninklijke Philips Electronics NV	5,400	159,943
QIAGEN NV (a)	11,300	241,481
Randstad Holdings NV	3,583	201,565
TOTAL NETHERLANDS		2,738,395
Nigeria - 0.1%
Diamond Bank PLC	147,520	6,296
Guaranty Trust Bank PLC GDR (Reg. S)	11,725	73,868
Guinness Nigeria PLC	6,394	8,476
TOTAL NIGERIA		88,640
Norway - 0.6%
Aker Solutions ASA	18,653	450,117
DnB NOR ASA	10,300	167,467
Sevan Marine ASA (a)	10,000	7,068
Telenor ASA	2,600	44,925
TOTAL NORWAY		669,577
Papua New Guinea - 0.0%
Oil Search Ltd.	1,112	8,596
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	5,000	208,350
Philippines - 0.0%
Jollibee Food Corp.	5,200	11,480
Megaworld Corp.	70,000	3,810
TOTAL PHILIPPINES		15,290
Poland - 0.1%
Lubelski Wegiel Bogdanka S.A. (a)	326	15,462
Polski Koncern Naftowy Orlen SA (a)	4,500	93,745
TOTAL POLAND		109,207
Portugal - 0.6%
Energias de Portugal SA	73,535	300,619
Jeronimo Martins SGPS SA	19,625	322,080
TOTAL PORTUGAL		622,699
Russia - 2.1%
Cherkizovo Group OJSC GDR (a)	2,018	39,342
Common Stocks - continued
	Shares	Value
Russia - continued
Lukoil Oil Co. sponsored ADR	3,500	$ 243,950
Magnit OJSC GDR (Reg. S)	3,600	100,800
Mechel Steel Group OAO sponsored ADR	8,300	237,131
OAO Gazprom sponsored ADR	44,916	766,267
OAO NOVATEK GDR	1,200	168,600
OAO Tatneft sponsored ADR	3,200	144,288
OAO TMK GDR (Reg. S) (a)	1,700	34,833
OJSC Oil Co. Rosneft GDR (Reg. S)	16,000	142,800
Polymetal JSC GDR (Reg. S) (a)	1,970	37,706
Sberbank (Savings Bank of the Russian Federation)	55,300	201,717
Sberbank (Savings Bank of the Russian Federation) GDR	250	99,703
Severstal JSC (a)	3,600	66,006
Uralkali JSC GDR (Reg. S)	2,253	94,558
TOTAL RUSSIA		2,377,701
Singapore - 1.3%
Allgreen Properties Ltd.	25,000	24,100
China Minzhong Food Corp. Ltd.	7,000	10,351
City Developments Ltd.	14,000	135,419
DBS Group Holdings Ltd.	7,226	88,432
GMG Global Ltd.	42,000	9,607
Keppel Corp. Ltd.	12,100	117,634
Keppel Land Ltd.	37,000	126,049
Singapore Exchange Ltd.	32,700	208,374
Straits Asia Resources Ltd.	18,000	43,381
United Overseas Bank Ltd.	28,943	463,920
Wing Tai Holdings Ltd.	83,000	107,136
Yangzijiang Shipbuilding Holdings Ltd.	7,000	10,351
Yanlord Land Group Ltd.	136,000	161,105
TOTAL SINGAPORE		1,505,859
Slovenia - 0.0%
Krka dd Novo mesto (a)	226	19,918
South Africa - 1.9%
Absa Group Ltd.	3,088	63,911
African Bank Investments Ltd.	23,300	135,854
African Rainbow Minerals Ltd.	13,569	441,231
Anglo Platinum Ltd.	800	81,233
AngloGold Ashanti Ltd.	2,400	122,150
AngloGold Ashanti Ltd. sponsored ADR	1,581	80,599
Clicks Group Ltd.	32,952	220,223
Exxaro Resources Ltd.	900	24,306
Common Stocks - continued
	Shares	Value
South Africa - continued
Foschini Ltd.	7,398	$ 102,038
Impala Platinum Holdings Ltd.	2,700	84,275
JSE Ltd.	16,800	167,853
Life Healthcare Group Holdings Ltd.	8,100	20,716
Mr Price Group Ltd.	27,783	284,227
MTN Group Ltd.	5,100	113,347
Sanlam Ltd.	17,800	76,308
Sasol Ltd.	1,700	98,180
Sasol Ltd. sponsored ADR	1,500	86,730
TOTAL SOUTH AFRICA		2,203,181
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	17,159	219,807
Banco Santander SA	17,030	217,489
Banco Santander SA sponsored ADR	66,612	825,989
Gestevision Telecinco SA	8,620	96,870
Grifols SA	346	6,852
Iberdrola SA	56,245	522,354
Inditex SA	3,842	344,519
International Consolidated Airlines Group SA (a)	24,600	97,881
Prosegur Compania de Seguridad SA (Reg.)	3,851	235,294
Red Electrica Corporacion SA	2,000	127,620
Telefonica SA sponsored ADR	27,320	736,547
TOTAL SPAIN		3,431,222
Sweden - 0.8%
Fagerhult AB	2,900	90,692
H&M Hennes & Mauritz AB (B Shares)	13,464	475,646
Intrum Justitia AB	1,800	27,252
Swedish Match Co.	5,500	195,119
Telefonaktiebolaget LM Ericsson (B Shares)	7,227	109,640
TOTAL SWEDEN		898,349
Switzerland - 5.6%
Bank Sarasin & Co. Ltd. Series B (Reg.)	1,007	44,230
Credit Suisse Group sponsored ADR	5,060	230,179
Lonza Group AG	1,534	131,742
Nestle SA	32,722	2,031,055
Novartis AG sponsored ADR	3,100	183,427
Roche Holding AG (participation certificate)	8,738	1,417,028
The Swatch Group AG:
(Bearer)	1,480	727,897
(Reg.)	189	16,767
Common Stocks - continued
	Shares	Value
Switzerland - continued
Transocean Ltd. (a)	5,420	$ 394,305
UBS AG (a)	5,363	107,309
UBS AG (NY Shares) (a)	10,500	210,000
Zurich Financial Services AG	3,013	846,280
TOTAL SWITZERLAND		6,340,219
Taiwan - 1.9%
Advanced Semiconductor Engineering, Inc.	33,999	39,756
Advanced Semiconductor Engineering, Inc. sponsored ADR	25,199	148,674
Catcher Technology Co. Ltd.	8,000	50,200
Chroma ATE, Inc.	14,150	46,616
Edison Opto Corp.	1,023	4,583
EVA Airways Corp. (a)	41,000	37,663
Formosa Chemicals & Fibre Corp.	29,000	116,768
Formosa Plastics Corp.	41,000	167,230
Fubon Financial Holding Co. Ltd.	118,846	174,012
Hon Hai Precision Industry Co. Ltd. (Foxconn)	80,858	305,843
HTC Corp.	5,300	240,195
Huaku Development Co. Ltd.	6,000	17,591
Kinsus Interconnect Technology Corp.	10,000	34,827
Ruentex Development Co. Ltd.	40,000	66,516
Siliconware Precision Industries Co. Ltd.	17,000	22,760
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,900	19,662
Synnex Technology International Corp.	5,000	12,742
Taishin Financial Holdings Co. Ltd.	248,180	145,785
Taiwan Cement Corp.	92,179	134,806
Taiwan Semiconductor Manufacturing Co. Ltd.	105,035	271,231
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	8,700	117,450
Yang Ming Marine Transport Corp. (a)	18,000	15,217
TOTAL TAIWAN		2,190,127
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	31,200	96,651
Asian Property Development PCL (For. Reg.)	122,300	25,803
PTT PCL (For. Reg.)	10,900	136,889
Siam Cement PCL (For. Reg.)	4,800	66,551
Siam Commercial Bank PCL (For. Reg.)	78,600	305,345
Total Access Communication PCL (For. Reg.)	200	338
TOTAL THAILAND		631,577
Turkey - 0.8%
Albaraka Turk Katilim Bankasi AS	11,000	18,514
Aygaz AS	5,000	37,147
Common Stocks - continued
	Shares	Value
Turkey - continued
Bizim Toptan Satis Magazari AS	500	$ 9,730
Coca-Cola Icecek AS	14,800	222,827
Tofas Turk Otomobil Fabrikasi AS	6,618	38,028
Turkcell Iletisim Hizmet AS sponsored ADR	6,142	90,902
Turkiye Garanti Bankasi AS	89,700	464,718
Turkiye Vakiflar Bankasi TAO	23,000	61,091
TOTAL TURKEY		942,957
United Kingdom - 16.4%
Aberdeen Asset Management PLC	43,266	165,502
Aegis Group PLC	73,264	171,332
AMEC PLC	1,226	24,575
Anglo American PLC (United Kingdom)	19,831	1,033,688
Aviva PLC	25,072	187,644
Babcock International Group PLC	25,400	271,752
BAE Systems PLC	32,100	175,819
Barclays PLC	138,403	657,990
Bellway PLC	2,028	23,950
BG Group PLC	41,161	1,054,363
BHP Billiton PLC ADR	23,300	1,961,394
BP PLC sponsored ADR	23,687	1,092,918
Britvic PLC	4,200	28,729
Centrica PLC	18,675	100,104
Dechra Pharmaceuticals PLC	2,300	18,441
Derwent London PLC	600	17,950
Fresnillo PLC	1,200	32,894
GlaxoSmithKline PLC sponsored ADR	23,400	1,021,644
Great Portland Estates PLC	4,372	30,753
H&T Group PLC	3,359	17,281
HSBC Holdings PLC:
(United Kingdom)	40,376	440,431
sponsored ADR	4,951	269,681
Imperial Tobacco Group PLC	10,935	384,861
InterContinental Hotel Group PLC ADR	17,040	375,732
International Power PLC	19,417	107,227
Johnson Matthey PLC	9,492	317,584
Kazakhmys PLC	1,700	39,159
Lloyds Banking Group PLC (a)	255,400	253,584
Meggitt PLC	7,752	46,487
Micro Focus International PLC	3,000	18,617
Mothercare PLC	12,399	86,967
Next PLC	2,200	82,207
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Persimmon PLC	2,137	$ 17,245
Prudential PLC	24,232	313,509
Reckitt Benckiser Group PLC	7,838	435,198
Rio Tinto PLC	6,696	488,590
Rio Tinto PLC sponsored ADR	10,960	802,382
Rolls-Royce Group PLC	21,952	235,229
Rolls-Royce Group PLC (C Shares)	2,107,392	3,520
Rotork PLC	600	17,188
Royal Dutch Shell PLC Class A sponsored ADR	25,200	1,952,496
Serco Group PLC	42,970	405,899
Shaftesbury PLC	32,433	277,923
Spectris PLC	1,556	38,545
Spirax-Sarco Engineering PLC	1,604	53,828
Standard Chartered PLC (United Kingdom)	25,121	696,152
Ted Baker PLC	2,175	26,340
Tesco PLC	97,903	659,954
Ultra Electronics Holdings PLC	700	20,205
Unite Group PLC (a)	38,602	138,440
Vedanta Resources PLC	5,900	229,137
Victrex PLC	6,018	148,073
Vodafone Group PLC sponsored ADR	35,000	1,019,200
Wolseley PLC	3,663	132,653
Xstrata PLC	2,900	73,704
TOTAL UNITED KINGDOM		18,696,670
United States of America - 4.7%
Advanced Energy Industries, Inc. (a)	1,173	16,598
Allergan, Inc.	2,300	182,988
ANSYS, Inc. (a)	200	11,058
Autoliv, Inc.	4,360	349,367
Berkshire Hathaway, Inc. Class B (a)	3,645	303,629
Broadridge Financial Solutions, Inc.	460	10,690
China Agritech, Inc. (a)	500	3,096
Cymer, Inc. (a)	3,000	144,330
Dril-Quip, Inc. (a)	290	22,202
eBay, Inc. (a)	5,464	187,962
Evercore Partners, Inc. Class A	400	13,956
Freeport-McMoRan Copper & Gold, Inc.	1,340	73,740
Google, Inc. Class A (a)	310	168,671
Greenhill & Co., Inc.	1,110	65,490
ION Geophysical Corp. (a)	20,771	262,545
JPMorgan Chase & Co.	3,663	167,143
Common Stocks - continued
	Shares	Value
United States of America - continued
Juniper Networks, Inc. (a)	16,610	$ 636,661
Kansas City Southern (a)	670	38,934
Lam Research Corp. (a)	2,240	108,214
Martin Marietta Materials, Inc.	1,430	130,402
Mead Johnson Nutrition Co. Class A	6,200	414,656
Mohawk Industries, Inc. (a)	3,840	230,554
Nuance Communications, Inc. (a)	4,851	100,416
Oceaneering International, Inc. (a)	200	17,484
Philip Morris International, Inc.	4,700	326,368
PriceSmart, Inc.	1,700	70,788
ResMed, Inc. (a)	6,880	219,403
Sohu.com, Inc. (a)	200	21,152
Solera Holdings, Inc.	342	18,810
Solutia, Inc. (a)	414	10,909
Union Pacific Corp.	3,600	372,492
Visa, Inc. Class A	7,901	617,226
TOTAL UNITED STATES OF AMERICA		5,317,934
TOTAL COMMON STOCKS (Cost $98,362,026)		110,142,100
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.1%
Volkswagen AG	500	98,500
Italy - 0.3%
Fiat Industrial SpA (a)	9,700	91,235
Fiat SpA (Risparmio Shares)	6,600	55,821
Telecom Italia SpA (Risparmio Shares)	132,600	170,995
TOTAL ITALY		318,051
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $345,011)		416,551
Investment Companies - 0.3%

United States of America - 0.3%
iShares MSCI ACWI ex US Index ETF (d) (Cost $357,583)	8,100	386,532
Money Market Funds - 2.5%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $2,878,225)	2,878,225	$ 2,878,225
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $101,942,845)		113,823,408
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(96,384)
NET ASSETS - 100%		$ 113,727,024
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,980 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 12,402
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 18,696,670	$ 16,354,922	$ 2,341,748	$ -
Japan	11,689,627	-	11,689,627	-
Switzerland	6,340,219	6,232,910	107,309	-
France	6,052,561	6,052,561	-	-
Germany	5,888,573	5,888,573	-	-
United States of America	5,317,934	5,314,838	-	3,096
Brazil	5,020,391	5,020,391	-	-
Korea (South)	4,114,013	4,106,254	-	7,759
Spain	3,431,222	3,431,222	-	-
Other	44,007,441	40,010,153	3,997,288	-
Investment Companies	386,532	386,532	-	-
Money Market Funds	2,878,225	2,878,225	-	-
Total Investments in Securities:	$ 113,823,408	$ 95,676,581	$ 18,135,972	$ 10,855
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(10,195)
Cost of Purchases	21,050
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 10,855
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (10,195)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $24,325,764 of which $8,618,800 and $15,706,964 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,769,300) - See accompanying schedule: Unaffiliated issuers (cost $99,064,620)	$ 110,945,183
Fidelity Central Funds (cost $2,878,225)	2,878,225
Total Investments (cost $101,942,845)		$ 113,823,408
Cash		2,291,730
Foreign currency held at value (cost $100,704)		101,257
Receivable for investments sold		1,099,798
Receivable for fund shares sold		764,565
Dividends receivable		536,344
Distributions receivable from Fidelity Central Funds		7,070
Prepaid expenses		63
Receivable from investment adviser for expense reductions		15,108
Other receivables		7,042
Total assets		118,646,385

Liabilities
Payable for investments purchased	$ 1,804,973
Payable for fund shares redeemed	63,639
Accrued management fee	61,800
Distribution and service plan fees payable	3,309
Other affiliated payables	25,512
Other payables and accrued expenses	81,903
Collateral on securities loaned, at value	2,878,225
Total liabilities		4,919,361

Net Assets		$ 113,727,024
Net Assets consist of:
Paid in capital		$ 124,620,342
Undistributed net investment income		673,839
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,453,643)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,886,486
Net Assets		$ 113,727,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,960,476 ÷ 732,397 shares)	$ 8.14

Maximum offering price per share (100/94.25 of $8.14)	$ 8.64
Class T: Net Asset Value and redemption price per share ($1,198,930 ÷ 145,976 shares)	$ 8.21

Maximum offering price per share (100/96.50 of $8.21)	$ 8.51
Class B: Net Asset Value and offering price per share ($338,187 ÷ 41,357 shares)A	$ 8.18

Class C: Net Asset Value and offering price per share ($1,666,742 ÷ 204,034 shares)A	$ 8.17

Total International Equity: Net Asset Value, offering price and redemption price per share ($104,354,148 ÷ 12,818,186 shares)	$ 8.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($208,541 ÷ 25,677 shares)	$ 8.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 1,554,812
Interest		1,083
Income from Fidelity Central Funds		12,402
Income before foreign taxes withheld		1,568,297
Less foreign taxes withheld		(110,406)
Total income		1,457,891

Expenses
Management fee Basic fee	$ 324,189
Performance adjustment	(12,570)
Transfer agent fees	117,173
Distribution and service plan fees	18,884
Accounting and security lending fees	23,802
Custodian fees and expenses	162,475
Independent trustees' compensation	210
Registration fees	37,949
Audit	41,971
Legal	133
Miscellaneous	355
Total expenses before reductions	714,571
Expense reductions	(159,543)	555,028
Net investment income (loss)		902,863
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,825,562
Foreign currency transactions	842
Total net realized gain (loss)		1,826,404
Change in net unrealized appreciation (depreciation) on: Investment securities	8,526,509
Assets and liabilities in foreign currencies	(1,725)
Total change in net unrealized appreciation (depreciation)		8,524,784
Net gain (loss)		10,351,188
Net increase (decrease) in net assets resulting from operations		$ 11,254,051

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 902,863	$ 773,945
Net realized gain (loss)	1,826,404	1,906,137
Change in net unrealized appreciation (depreciation)	8,524,784	5,447,726
Net increase (decrease) in net assets resulting from operations	11,254,051	8,127,808
Distributions to shareholders from net investment income	(953,041)	(411,223)
Distributions to shareholders from net realized gain	(220,294)	(169,935)
Total distributions	(1,173,335)	(581,158)
Share transactions - net increase (decrease)	35,006,955	18,410,630
Redemption fees	2,128	6,300
Total increase (decrease) in net assets	45,089,799	25,963,580

Net Assets
Beginning of period	68,637,225	42,673,645
End of period (including undistributed net investment income of $673,839 and undistributed net investment income of $724,017, respectively)	$ 113,727,024	$ 68,637,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 6.40	$ 4.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.08	.06	.11
Net realized and unrealized gain (loss)	.82	.95	1.55	(5.21)
Total from investment operations	.89	1.03	1.61	(5.10)
Distributions from net investment income	(.09)	(.04)	(.11)	-
Distributions from net realized gain	(.02)	(.03)	-	-
Total distributions	(.11)	(.07)	(.11)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 8.14	$ 7.36	$ 6.40	$ 4.90
Total Return B, C, D	12.24%	16.17%	33.87%	(51.00)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.80% A	2.02%	2.09%	2.00%
Expenses net of fee waivers, if any	1.45% A	1.50%	1.50%	1.50%
Expenses net of all reductions	1.42% A	1.47%	1.47%	1.48%
Net investment income (loss)	1.77% A	1.15%	1.13%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,960	$ 5,029	$ 3,727	$ 5,944
Portfolio turnover rate G	54% A	67%	98%	91%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.41	$ 6.40	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.06	.04	.09
Net realized and unrealized gain (loss)	.83	.95	1.57	(5.21)
Total from investment operations	.89	1.01	1.61	(5.12)
Distributions from net investment income	(.07)	-	(.09)	-
Distributions from net realized gain	(.02)	-	-	-
Total distributions	(.09)	-	(.09)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 8.21	$ 7.41	$ 6.40	$ 4.88
Total Return B, C, D	12.14%	15.78%	33.74%	(51.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.09% A	2.31%	2.34%	2.42%
Expenses net of fee waivers, if any	1.70% A	1.75%	1.75%	1.75%
Expenses net of all reductions	1.68% A	1.72%	1.72%	1.73%
Net investment income (loss)	1.52% A	.90%	.88%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,199	$ 1,004	$ 1,526	$ 2,567
Portfolio turnover rate G	54% A	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.37	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.03	.02	.05
Net realized and unrealized gain (loss)	.83	.95	1.56	(5.19)
Total from investment operations	.87	.98	1.58	(5.14)
Distributions from net investment income	(.04)	-	(.05)	-
Distributions from net realized gain	(.02)	-	-	-
Total distributions	(.06)	-	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 8.18	$ 7.37	$ 6.39	$ 4.86
Total Return B, C, D	11.86%	15.34%	32.95%	(51.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.59% A	2.81%	2.82%	2.92%
Expenses net of fee waivers, if any	2.20% A	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.22%	2.22%	2.24%
Net investment income (loss)	1.02% A	.40%	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 338	$ 327	$ 1,337	$ 2,505
Portfolio turnover rate G	54% A	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.03	.02	.05
Net realized and unrealized gain (loss)	.82	.94	1.56	(5.19)
Total from investment operations	.86	.97	1.58	(5.14)
Distributions from net investment income	(.03)	-	(.05)	-
Distributions from net realized gain	(.02)	-	-	-
Total distributions	(.05)	-	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 8.17	$ 7.36	$ 6.39	$ 4.86
Total Return B, C, D	11.81%	15.18%	33.10%	(51.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.59% A	2.80%	2.85%	2.92%
Expenses net of fee waivers, if any	2.20% A	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.22%	2.22%	2.23%
Net investment income (loss)	1.02% A	.40%	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,667	$ 1,423	$ 1,714	$ 2,787
Portfolio turnover rate G	54% A	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.37	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.09	.07	.13
Net realized and unrealized gain (loss)	.81	.96	1.55	(5.21)
Total from investment operations	.89	1.05	1.62	(5.08)
Distributions from net investment income	(.10)	(.06)	(.12)	(.01)
Distributions from net realized gain	(.02)	(.03)	-	-
Total distributions	(.12)	(.09)	(.12)	(.01)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 8.14	$ 7.37	$ 6.41	$ 4.91
Total Return B, C	12.31%	16.45%	34.23%	(50.87)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.52% A	1.79%	1.87%	1.89%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.25%	1.25%
Expenses net of all reductions	1.17% A	1.22%	1.22%	1.23%
Net investment income (loss)	2.02% A	1.40%	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,354	$ 60,826	$ 33,061	$ 23,226
Portfolio turnover rate F	54% A	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.35	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.10	.07	.13
Net realized and unrealized gain (loss)	.81	.95	1.55	(5.21)
Total from investment operations	.89	1.05	1.62	(5.08)
Distributions from net investment income	(.10)	(.08)	(.12)	(.01)
Distributions from net realized gain	(.02)	(.03)	-	-
Total distributions	(.12)	(.11)	(.12)	(.01)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 8.12	$ 7.35	$ 6.41	$ 4.91
Total Return B, C	12.34%	16.48%	34.23%	(50.87)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.57% A	1.82%	1.80%	1.91%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.25%	1.25%
Expenses net of all reductions	1.17% A	1.23%	1.22%	1.23%
Net investment income (loss)	2.02% A	1.40%	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 209	$ 28	$ 1,308	$ 2,733
Portfolio turnover rate F	54% A	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total International Equity and Institutional Class shares, each of which along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,228,035
Gross unrealized depreciation	(4,986,586)
Net unrealized appreciation (depreciation) on securities and other investments	$ 11,241,449

Tax cost	$ 102,581,959

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $57,655,632 and $24,158,005, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,852	$ 2,857
Class T	.25%	.25%	2,715	99
Class B	.75%	.25%	1,616	1,356
Class C	.75%	.25%	7,701	4,000
			$ 18,884	$ 8,312

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,321
Class T	264
Class B*	240
Class C*	119
$ 1,944

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 7,325.27
Class T	1,675.31
Class B	495.31
Class C	2,354.31
Total International Equity	105,153.25
Institutional Class	171.29
	$ 117,173

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $609 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $148 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12,402. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 9,567
Class T	1.70%	2,118
Class B	2.20%	629
Class C	2.20%	2,984
Total International Equity	1.20%	132,166
Institutional Class	1.20%	217
		$ 147,681

In addition, FMR voluntarily agreed to reimburse a portion of its management fee. For the period, the amount of this reimbursement was $1,529.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,333 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 61,018	$ 26,391
Class T	9,414	-
Class B	1,489	-
Class C	6,263	-
Total International Equity	873,279	382,451
Institutional Class	1,578	2,381
Total	$ 953,041	$ 411,223
From net realized gain
Class A	$ 16,196	$ 14,995
Class T	3,213	-
Class B	1,016	-
Class C	4,485	-
Total International Equity	195,026	154,214
Institutional Class	358	726
Total	$ 220,294	$ 169,935

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	144,635	443,125	$ 1,100,813	$ 2,924,922
Reinvestment of distributions	10,039	5,568	74,076	37,804
Shares redeemed	(105,797)	(347,260)	(801,661)	(2,296,503)
Net increase (decrease)	48,877	101,433	$ 373,228	$ 666,223
Class T
Shares sold	20,326	121,719	$ 155,365	$ 807,663
Reinvestment of distributions	1,678	-	12,524	-
Shares redeemed	(11,374)	(224,749)	(87,896)	(1,531,457)
Net increase (decrease)	10,630	(103,030)	$ 79,993	$ (723,794)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class B
Shares sold	1,458	30,066	$ 11,126	$ 198,826
Reinvestment of distributions	331	-	2,469	-
Shares redeemed	(4,849)	(194,792)	(36,637)	(1,332,260)
Net increase (decrease)	(3,060)	(164,726)	$ (23,042)	$ (1,133,434)
Class C
Shares sold	38,977	86,496	$ 296,805	$ 580,588
Reinvestment of distributions	1,425	-	10,610	-
Shares redeemed	(29,712)	(161,545)	(227,214)	(1,102,805)
Net increase (decrease)	10,690	(75,049)	$ 80,201	$ (522,217)
Total International Equity
Shares sold	6,506,599	6,833,012	$ 49,110,737	$ 45,955,028
Reinvestment of distributions	135,624	74,043	1,000,533	502,009
Shares redeemed	(2,081,880)	(3,806,841)	(15,781,451)	(24,965,317)
Net increase (decrease)	4,560,343	3,100,214	$ 34,329,819	$ 21,491,720
Institutional Class
Shares sold	22,500	377	$ 171,579	$ 2,481
Reinvestment of distributions	263	460	1,936	3,106
Shares redeemed	(913)	(201,123)	(6,759)	(1,373,455)
Net increase (decrease)	21,850	(200,286)	$ 166,756	$ (1,367,868)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

ATIEI-USAN-0611
1.853359.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 30, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 30, 2011